Quarterly Report
March 31, 2026
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

State Street SPDR S&P Metals & Mining ETF (XME) (formerly SPDR S&P Metals & Mining ETF)	227
State Street SPDR S&P Oil & Gas Equipment & Services ETF (XES) (formerly SPDR S&P Oil & Gas Equipment & Services ETF)	229
State Street SPDR S&P Oil & Gas Exploration & Production ETF (XOP) (formerly SPDR S&P Oil & Gas Exploration & Production ETF)	231
State Street SPDR S&P Pharmaceuticals ETF (XPH) (formerly SPDR S&P Pharmaceuticals ETF)	233
State Street SPDR S&P Regional Banking ETF (KRE) (formerly SPDR S&P Regional Banking ETF)	235
State Street SPDR S&P Retail ETF (XRT) (formerly SPDR S&P Retail ETF)	238
State Street SPDR S&P Semiconductor ETF (XSD) (formerly SPDR S&P Semiconductor ETF)	240
State Street SPDR S&P Software & Services ETF (XSW) (formerly SPDR S&P Software & Services ETF)	242
State Street SPDR S&P Telecom ETF (XTL) (formerly SPDR S&P Telecom ETF)	245
State Street SPDR S&P Transportation ETF (XTN) (formerly SPDR S&P Transportation ETF)	247
State Street SPDR MSCI USA Gender Diversity ETF (SHE) (formerly SPDR MSCI USA Gender Diversity ETF)	249
State Street SPDR US Large Cap Low Volatility Index ETF (LGLV) (formerly SPDR SSGA US Large Cap Low Volatility Index ETF)	254
State Street SPDR US Small Cap Low Volatility Index ETF (SMLV) (formerly SPDR SSGA US Small Cap Low Volatility Index ETF)	258
State Street SPDR ICE Preferred Securities ETF (PSK) (formerly SPDR ICE Preferred Securities ETF)	265
State Street SPDR Bloomberg 1-10 Year TIPS ETF (TIPX) (formerly SPDR Bloomberg 1-10 Year TIPS ETF)	269
State Street SPDR Bloomberg 1-3 Month T-Bill ETF (BIL) (formerly SPDR Bloomberg 1-3 Month T-Bill ETF)	271
State Street SPDR Bloomberg 3-12 Month T-Bill ETF (BILS) (formerly SPDR Bloomberg 3-12 Month T-Bill ETF)	272
State Street SPDR Bloomberg Convertible Securities ETF (CWB) (formerly SPDR Bloomberg Convertible Securities ETF)	273
State Street SPDR Bloomberg Emerging Markets Local Bond ETF (EBND) (formerly SPDR Bloomberg Emerging Markets Local Bond ETF)	280
State Street SPDR Bloomberg High Yield Bond ETF (JNK) (formerly SPDR Bloomberg High Yield Bond ETF)	289
State Street SPDR Bloomberg International Corporate Bond ETF (IBND) (formerly SPDR Bloomberg International Corporate Bond ETF)	312
State Street SPDR Bloomberg International Treasury Bond ETF (BWX) (formerly SPDR Bloomberg International Treasury Bond ETF)	333
State Street SPDR Bloomberg Investment Grade Floating Rate ETF (FLRN) (formerly SPDR Bloomberg Investment Grade Floating Rate ETF)	349
State Street SPDR Bloomberg Short Term High Yield Bond ETF (SJNK) (formerly SPDR Bloomberg Short Term High Yield Bond ETF)	363
State Street SPDR Bloomberg Short Term International Treasury Bond ETF (BWZ) (formerly SPDR Bloomberg Short Term International Treasury Bond ETF)	385
State Street SPDR FTSE International Government Inflation-Protected Bond ETF (WIP) (formerly SPDR FTSE International Government Inflation-Protected Bond ETF)	391
State Street SPDR Nuveen ICE Municipal Bond ETF (TFI) (formerly SPDR Nuveen ICE Municipal Bond ETF)	395
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF (HYMB) (formerly SPDR Nuveen ICE High Yield Municipal Bond ETF)	434
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF (SHM) (formerly SPDR Nuveen ICE Short Term Municipal Bond ETF)	471
State Street SPDR Portfolio Aggregate Bond ETF (SPAB) (formerly SPDR Portfolio Aggregate Bond ETF)	494
State Street SPDR Portfolio Corporate Bond ETF (SPBO) (formerly SPDR Portfolio Corporate Bond ETF)	598
State Street SPDR Portfolio High Yield Bond ETF (SPHY) (formerly SPDR Portfolio High Yield Bond ETF)	654
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF (SPIB) (formerly SPDR Portfolio Intermediate Term Corporate Bond ETF)	687
State Street SPDR Portfolio Intermediate Term Treasury ETF (SPTI) (formerly SPDR Portfolio Intermediate Term Treasury ETF)	755
State Street SPDR Portfolio Long Term Corporate Bond ETF (SPLB) (formerly SPDR Portfolio Long Term Corporate Bond ETF)	757
State Street SPDR Portfolio Long Term Treasury ETF (SPTL) (formerly SPDR Portfolio Long Term Treasury ETF)	797
State Street SPDR Portfolio Treasury ETF (SPTB) (formerly SPDR Portfolio Treasury ETF)	799

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
DIVERSIFIED REITs — 3.0%
American Assets Trust, Inc. REIT	85,041	$1,565,605
Broadstone Net Lease, Inc. REIT	339,717	6,206,629
Essential Properties Realty Trust, Inc. REIT	376,823	11,440,346
Gladstone Commercial Corp. REIT (a)	86,881	993,050
Global Net Lease, Inc. REIT	354,008	3,313,515
WP Carey, Inc. REIT	393,434	26,737,775
		50,256,920
HEALTH CARE REITs — 20.9%
Alexandria Real Estate Equities, Inc. REIT	280,010	12,998,064
American Healthcare REIT, Inc.	318,525	15,021,639
CareTrust REIT, Inc.	401,155	14,702,331
Chiron Real Estate, Inc. REIT	22,585	747,112
Community Healthcare Trust, Inc. REIT	45,868	728,842
Diversified Healthcare Trust REIT	391,350	2,598,564
Healthcare Realty Trust, Inc. REIT (a)	626,331	10,641,364
Healthpeak Properties, Inc. REIT	1,247,956	20,503,917
Medical Properties Trust, Inc. REIT (a)	885,643	4,100,527
National Health Investors, Inc. REIT	85,557	6,918,139
Omega Healthcare Investors, Inc. REIT	530,750	23,257,465
Sila Realty Trust, Inc. REIT	98,953	2,343,207
Universal Health Realty Income Trust REIT	22,914	927,330
Ventas, Inc. REIT	852,775	69,739,939
Welltower, Inc. REIT	847,627	167,584,334
		352,812,774
HOTEL & RESORT REITs — 3.3%
Apple Hospitality REIT, Inc.	394,999	4,546,438
DiamondRock Hospitality Co. REIT	365,725	3,426,843
Host Hotels & Resorts, Inc. REIT	1,148,339	22,002,175
Park Hotels & Resorts, Inc. REIT	358,964	3,779,891
Pebblebrook Hotel Trust REIT	203,966	2,576,091
RLJ Lodging Trust REIT	267,737	1,986,609
Ryman Hospitality Properties, Inc. REIT	113,082	10,434,076
Service Properties Trust REIT (a)	283,698	384,411
Summit Hotel Properties, Inc. REIT	190,188	840,631
Sunstone Hotel Investors, Inc. REIT	341,015	3,072,545
Xenia Hotels & Resorts, Inc. REIT	170,268	2,525,074
		55,574,784
Security Description	Shares	Value
INDUSTRIAL REITs — 15.0%
Americold Realty Trust, Inc. REIT	511,475	$5,861,503
EastGroup Properties, Inc. REIT	95,636	17,701,267
First Industrial Realty Trust, Inc. REIT	237,923	13,763,846
Innovative Industrial Properties, Inc. REIT	50,319	2,524,001
LXP Industrial Trust REIT	106,073	4,906,937
Prologis, Inc. REIT	1,294,864	171,155,124
Rexford Industrial Realty, Inc. REIT	413,349	13,528,913
STAG Industrial, Inc. REIT	342,973	12,367,606
Terreno Realty Corp. REIT	187,038	11,487,874
		253,297,071
OFFICE REITs — 3.5%
Brandywine Realty Trust REIT	311,840	845,086
BXP, Inc. REIT	264,715	13,738,709
COPT Defense Properties REIT	202,795	6,205,527
Cousins Properties, Inc. REIT	301,659	6,808,444
Douglas Emmett, Inc. REIT	300,695	2,832,547
Easterly Government Properties, Inc. REIT (a)	78,528	1,682,855
Empire State Realty Trust, Inc. Class A REIT (a)	249,110	1,295,372
Highwoods Properties, Inc. REIT (a)	197,386	4,226,034
Hudson Pacific Properties, Inc. REIT (b)	96,968	573,081
JBG SMITH Properties REIT (a)	106,225	1,551,947
Kilroy Realty Corp. REIT	195,708	5,520,923
NET Lease Office Properties REIT	26,511	305,407
Piedmont Realty Trust, Inc. REIT (b)	223,582	1,468,934
SL Green Realty Corp. REIT	127,761	4,719,491
Vornado Realty Trust REIT	287,581	7,474,230
		59,248,587
RESIDENTIAL REITs — 16.0%
American Homes 4 Rent Class A REIT	585,323	16,342,218
AvalonBay Communities, Inc. REIT	254,278	41,536,311
Camden Property Trust REIT	185,630	18,128,626
Centerspace REIT	30,018	1,724,534
Equity LifeStyle Properties, Inc. REIT	348,022	21,723,533
Equity Residential REIT	617,278	36,511,994
Essex Property Trust, Inc. REIT	115,725	28,005,450
Independence Realty Trust, Inc. REIT	425,317	6,332,970
Invitation Homes, Inc. REIT	1,012,625	25,163,731
Mid-America Apartment Communities, Inc. REIT	209,910	25,634,209
NexPoint Residential Trust, Inc. REIT	39,081	977,025
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sun Communities, Inc. REIT	208,777	$26,297,551
UDR, Inc. REIT	539,970	18,240,187
UMH Properties, Inc. REIT	145,394	2,098,036
Veris Residential, Inc. REIT	145,869	2,752,548
		271,468,923
RETAIL REITs — 18.7%
Acadia Realty Trust REIT	235,235	4,497,693
Agree Realty Corp. REIT	215,131	16,216,575
Brixmor Property Group, Inc. REIT	550,442	15,852,729
CBL & Associates Properties, Inc. REIT	27,742	1,066,125
Curbline Properties Corp. REIT	174,068	4,489,214
Federal Realty Investment Trust REIT	140,997	14,975,291
Getty Realty Corp. REIT (a)	98,770	3,140,886
Kimco Realty Corp. REIT	1,210,385	27,197,351
Kite Realty Group Trust REIT	388,767	9,544,230
Macerich Co. REIT	459,881	8,691,751
NETSTREIT Corp.	174,260	3,281,316
NNN REIT, Inc.	341,026	14,333,323
Phillips Edison & Co., Inc. REIT	225,878	8,452,355
Realty Income Corp. REIT	1,210,212	74,040,770
Regency Centers Corp. REIT	295,597	22,364,869
Simon Property Group, Inc. REIT	413,123	77,059,833
SITE Centers Corp. REIT	94,205	508,707
Tanger, Inc. REIT	206,656	7,022,171
Urban Edge Properties REIT	226,160	4,518,677
		317,253,866
SPECIALIZED REITs — 18.5%
CubeSmart REIT	409,386	15,003,997
Digital Realty Trust, Inc. REIT	433,634	78,145,183
EPR Properties REIT	136,686	6,828,833
Equinix, Inc. REIT	80,463	78,873,051
Extra Space Storage, Inc. REIT	381,126	49,977,052
Fermi, Inc. REIT (a) (b)	55,083	321,685
Four Corners Property Trust, Inc. REIT	197,074	4,660,800
National Storage Affiliates Trust REIT	127,127	4,797,773
Security Description	Shares	Value
Public Storage REIT	261,109	$70,729,206
Smartstop Self Storage REIT, Inc.	99,371	3,008,954
		312,346,534
TOTAL COMMON STOCKS (Cost $1,991,028,604)		1,672,259,459
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	11,489,266	11,489,266
State Street Navigator Securities Lending Portfolio II (e) (f)	5,648,695	5,648,695
TOTAL SHORT-TERM INVESTMENTS (Cost $17,137,961)		17,137,961
TOTAL INVESTMENTS — 99.9% (Cost $2,008,166,565)		1,689,397,420
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,323,423
NET ASSETS — 100.0%		$1,691,720,843

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	528	06/18/2026	$19,351,222	$18,997,440	$(353,782)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,672,259,459	$—	$—	$1,672,259,459
Short-Term Investments	17,137,961	—	—	17,137,961
TOTAL INVESTMENTS	$1,689,397,420	$—	$—	$1,689,397,420
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(353,782)	$—	$—	$(353,782)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(353,782)	$—	$—	$(353,782)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,535,100	$9,535,100	$71,265,630	$69,311,464	$—	$—	11,489,266	$11,489,266	$478,208
State Street Navigator Securities Lending Portfolio II	4,630,940	4,630,940	263,419,775	262,402,020	—	—	5,648,695	5,648,695	30,405
Total		$14,166,040	$334,685,405	$331,713,484	$—	$—		$17,137,961	$508,613
See accompanying notes to Schedule of Investments.

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ACV Auctions, Inc. Class A (a)	82,293	$348,922
COMMUNICATIONS EQUIPMENT — 6.3%
Applied Optoelectronics, Inc. (a)	20,491	1,733,334
Arista Networks, Inc. (a)	5,265	646,437
Ubiquiti, Inc.	1,170	924,639
		3,304,410
CONSUMER FINANCE — 2.5%
LendingTree, Inc. (a)	12,166	521,678
NerdWallet, Inc. Class A (a)	45,539	472,695
Upstart Holdings, Inc. (a) (b)	13,326	341,812
		1,336,185
DIVERSIFIED CONSUMER SERVICES — 0.6%
Duolingo, Inc. (a)	3,345	329,717
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Aeva Technologies, Inc. (a) (b)	41,071	540,494
Evolv Technologies Holdings, Inc. (a)	93,802	567,502
		1,107,996
ENTERTAINMENT — 2.3%
Netflix, Inc. (a)	6,902	663,627
Spotify Technology SA (a)	1,096	531,462
		1,195,089
FINANCIAL SERVICES — 0.9%
Toast, Inc. Class A (a)	18,637	494,067
HEALTH CARE TECHNOLOGY — 3.2%
Doximity, Inc. Class A (a)	14,999	349,477
Phreesia, Inc. (a)	40,457	339,029
Veeva Systems, Inc. Class A (a)	2,941	516,616
Waystar Holding Corp. (a)	20,143	485,648
		1,690,770
HOTELS, RESTAURANTS & LEISURE — 0.5%
Genius Sports Ltd. (a)	59,996	265,782
INTERACTIVE MEDIA & SERVICES — 7.3%
Alphabet, Inc. Class A	2,126	611,353
EverQuote, Inc. Class A (a)	23,699	365,439
fuboTV, Inc. Class A (a) (b)	20,598	194,857
MediaAlpha, Inc. Class A (a)	50,578	470,375
Meta Platforms, Inc. Class A	1,019	583,000
Nextdoor Holdings, Inc. (a)	277,435	388,409
Pinterest, Inc. Class A (a)	25,292	463,855
Reddit, Inc. Class A (a)	2,920	393,178
Snap, Inc. Class A (a)	89,946	413,752
		3,884,218
IT SERVICES — 4.9%
Applied Digital Corp. (a)	23,603	560,335
DigitalOcean Holdings, Inc. (a) (b)	13,783	1,182,306
MongoDB, Inc. (a)	1,565	383,065
Security Description	Shares	Value
Snowflake, Inc. (a)	3,017	$455,024
		2,580,730
PROFESSIONAL SERVICES — 5.6%
Booz Allen Hamilton Holding Corp.	7,079	552,374
CACI International, Inc. Class A (a)	1,148	624,363
Innodata, Inc. (a) (b)	12,546	484,527
Paycom Software, Inc.	3,945	479,475
Paylocity Holding Corp. (a)	4,355	470,514
Upwork, Inc. (a) (b)	29,948	328,230
		2,939,483
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CoStar Group, Inc. (a)	9,641	388,918
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 21.6%
ACM Research, Inc. Class A (a)	16,928	666,117
Advanced Micro Devices, Inc. (a)	3,116	633,888
Ambarella, Inc. (a)	8,724	449,068
ARM Holdings PLC ADR (a) (b)	5,017	758,972
AXT, Inc. (a)	44,360	2,527,633
Broadcom, Inc.	1,825	564,856
Credo Technology Group Holding Ltd. (a)	4,563	428,329
Impinj, Inc. (a)	4,519	464,101
Nova Ltd. (a)	2,080	903,302
NVIDIA Corp.	3,753	654,523
Onto Innovation, Inc. (a)	4,201	861,499
Silicon Motion Technology Corp. ADR	7,489	840,940
SiTime Corp. (a)	1,814	626,465
SkyWater Technology, Inc. (a)	37,408	1,025,353
		11,405,046
SOFTWARE — 39.2%
Alkami Technology, Inc. (a) (b)	29,492	462,140
Amplitude, Inc. Class A (a)	58,443	398,581
Appfolio, Inc. Class A (a)	2,838	447,893
AppLovin Corp. Class A (a)	979	389,642
Asana, Inc. Class A (a) (b)	45,815	293,216
AvePoint, Inc. (a)	47,339	450,194
Bill Holdings, Inc. (a)	12,050	461,515
BlackLine, Inc. (a)	11,208	414,696
Braze, Inc. Class A (a)	19,843	468,493
C3.ai, Inc. Class A (a) (b)	43,057	362,540
Cellebrite DI Ltd. (a)	34,935	481,404
Clear Secure, Inc. Class A	16,075	778,191
Clearwater Analytics Holdings, Inc. Class A (a)	30,115	712,220
Commvault Systems, Inc. (a)	5,410	421,385
Datadog, Inc. Class A (a)	4,498	530,989
Dynatrace, Inc. (a)	14,285	528,259
Elastic NV (a)	8,617	430,764
Five9, Inc. (a)	31,109	471,924
Freshworks, Inc. Class A (a)	49,995	401,460
Guidewire Software, Inc. (a)	3,204	479,190
HubSpot, Inc. (a)	1,743	425,466
See accompanying notes to Schedule of Investments.

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Intapp, Inc. (a)	15,293	$392,877
InterDigital, Inc. (b)	1,856	560,512
Intuit, Inc.	979	423,300
JFrog Ltd. (a)	9,531	447,290
Klaviyo, Inc. Class A (a)	22,029	428,684
Life360, Inc. (a) (b)	9,729	397,138
LiveRamp Holdings, Inc. (a)	21,770	577,340
Manhattan Associates, Inc. (a)	3,780	503,194
Monday.com Ltd. (a)	4,189	289,502
nCino, Inc. (a)	25,813	386,679
Nutanix, Inc. Class A (a)	13,803	524,652
Pagaya Technologies Ltd. Class A (a) (b)	28,968	337,477
Palantir Technologies, Inc. Class A (a)	3,578	523,390
Pivotal Software, Inc. (a) (c)	40,792	—
Procore Technologies, Inc. (a)	8,830	503,310
PTC, Inc. (a)	3,737	532,485
Rubrik, Inc. Class A (a)	8,059	394,649
SEMrush Holdings, Inc. Class A (a)	55,389	661,345
Sprout Social, Inc. Class A (a)	59,552	339,446
SPS Commerce, Inc. (a)	7,621	424,261
Vertex, Inc. Class A (a)	33,019	392,596
Weave Communications, Inc. (a) (b)	93,802	433,365
Workday, Inc. Class A (a)	2,924	379,886
Workiva, Inc. (a)	7,532	449,133
Zeta Global Holdings Corp. Class A (a) (b)	35,425	563,966
		20,676,639
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
IonQ, Inc. (a) (b)	13,059	376,491
Super Micro Computer, Inc. (a)	20,341	463,165
		839,656
TOTAL COMMON STOCKS (Cost $70,381,868)		52,787,628
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	38,651	$38,651
State Street Navigator Securities Lending Portfolio II (f) (g)	3,945,722	3,945,722
TOTAL SHORT-TERM INVESTMENTS (Cost $3,984,373)		3,984,373
TOTAL INVESTMENTS — 107.5% (Cost $74,366,241)		56,772,001
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(3,966,756)
NET ASSETS — 100.0%		$52,805,245

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$52,787,628	$—	$0 (a)	$52,787,628
Short-Term Investments	3,984,373	—	—	3,984,373
TOTAL INVESTMENTS	$56,772,001	$—	$0	$56,772,001

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,948	$29,948	$930,803	$922,100	$—	$—	38,651	$38,651	$704
State Street Navigator Securities Lending Portfolio II	3,038,098	3,038,098	55,765,418	54,857,794	—	—	3,945,722	3,945,722	10,588
Total		$3,068,046	$56,696,221	$55,779,894	$—	$—		$3,984,373	$11,292
See accompanying notes to Schedule of Investments.

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.3%
BHP Group Ltd. (a)	124,759	$4,305,697
National Australia Bank Ltd. (a)	117,790	3,343,146
Rio Tinto PLC	53,973	4,942,334
		12,591,177
BELGIUM — 0.7%
Anheuser-Busch InBev SA	56,658	3,898,601
BRAZIL — 1.0%
Petroleo Brasileiro SA - Petrobras ADR	68,492	1,284,225
Petroleo Brasileiro SA - Petrobras Preference Shares	439,335	4,094,722
		5,378,947
CANADA — 1.5%
Nutrien Ltd. (a)	58,157	4,376,100
Royal Bank of Canada (a)	23,249	3,746,362
		8,122,462
CHINA — 2.4%
Alibaba Group Holding Ltd.	51,800	786,230
Alibaba Group Holding Ltd. ADR	16,703	2,095,559
China Construction Bank Corp. Class H	3,316,288	3,548,845
Industrial & Commercial Bank of China Ltd. Class H	4,396,110	3,846,498
Tencent Holdings Ltd.	40,906	2,525,255
		12,802,387
FINLAND — 0.6%
Sampo OYJ Class A	294,305	3,120,381
FRANCE — 4.8%
Air Liquide SA	16,566	3,396,020
BNP Paribas SA	36,978	3,450,664
Cie de Saint-Gobain SA	31,405	2,535,109
Engie SA	159,441	5,090,546
LVMH Moet Hennessy Louis Vuitton SE	5,833	3,112,394
TotalEnergies SE	54,086	5,042,140
Vinci SA	24,421	3,611,496
		26,238,369
GERMANY — 3.6%
Allianz SE	8,218	3,402,132
BASF SE	65,406	3,948,905
Deutsche Bank AG	93,820	2,714,916
E.ON SE	186,084	4,065,137
SAP SE	12,918	2,186,477
Siemens AG	12,650	2,998,145
		19,315,712
INDIA — 1.5%
Infosys Ltd. ADR (a)	194,243	2,624,223
Reliance Industries Ltd.	196,780	2,788,151
Reliance Industries Ltd. GDR (b)	4,035	234,434
Security Description	Shares	Value
Tata Consultancy Services Ltd.	94,141	$2,341,298
		7,988,106
ITALY — 1.2%
Generali	87,606	3,483,426
UniCredit SpA	43,816	3,072,504
		6,555,930
JAPAN — 7.8%
Canon, Inc. (a)	113,981	3,121,599
Honda Motor Co. Ltd. (a)	296,215	2,341,381
Komatsu Ltd.	95,547	3,611,315
Mitsubishi Corp.	142,840	4,773,903
Mitsubishi UFJ Financial Group, Inc.	215,448	3,521,056
Mitsui & Co. Ltd.	136,146	5,099,592
Mizuho Financial Group, Inc.	100,922	3,861,413
Seven & i Holdings Co. Ltd.	251,952	3,363,003
SoftBank Group Corp.	120,624	2,695,445
Sony Financial Group, Inc. (a)	116,680	105,026
Sony Group Corp.	116,680	2,353,549
Takeda Pharmaceutical Co. Ltd. (a)	108,001	3,845,105
Toyota Motor Corp.	169,300	3,364,929
		42,057,316
LUXEMBOURG — 0.9%
ArcelorMittal SA	96,795	4,889,352
MEXICO — 0.8%
America Movil SAB de CV	3,421,750	4,320,454
NETHERLANDS — 1.0%
ASML Holding NV	4,208	5,426,393
SOUTH AFRICA — 1.2%
Anglo American PLC	97,730	4,096,983
Naspers Ltd. Class N	51,052	2,570,748
		6,667,731
SOUTH KOREA — 1.3%
Samsung Electronics Co. Ltd.	23,816	2,599,834
Samsung Electronics Co. Ltd. GDR	1,601	4,540,436
		7,140,270
SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA	177,000	3,721,893
Banco Santander SA	337,275	3,687,892
Telefonica SA (a)	636,863	2,784,746
		10,194,531
SWEDEN — 0.9%
Telefonaktiebolaget LM Ericsson Class B (a)	415,546	4,636,928
SWITZERLAND — 1.3%
ABB Ltd.	47,724	3,755,915
UBS Group AG	83,687	3,200,425
		6,956,340
See accompanying notes to Schedule of Investments.

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,655	$4,614,707
UNITED KINGDOM — 3.6%
AstraZeneca PLC	20,758	4,021,176
BAE Systems PLC	136,531	3,960,953
HSBC Holdings PLC	248,153	3,997,554
National Grid PLC	238,187	3,987,462
Tesco PLC	574,737	3,585,650
		19,552,795
UNITED STATES — 58.5%
3M Co.	21,769	3,161,512
Abbott Laboratories	25,946	2,663,876
AbbVie, Inc.	15,888	3,455,481
Accenture PLC Class A	13,751	2,726,686
Adobe, Inc. (c)	9,556	2,322,872
Advanced Micro Devices, Inc. (c)	20,963	4,264,503
Alphabet, Inc. Class A	7,815	2,247,281
Alphabet, Inc. Class C	6,301	1,807,505
Amazon.com, Inc. (c)	14,532	3,026,580
American Express Co.	10,379	3,139,440
American International Group, Inc.	42,934	3,230,784
Amgen, Inc.	12,061	4,243,663
Apple, Inc.	14,809	3,758,376
AT&T, Inc.	116,051	3,364,318
Bank of America Corp.	66,857	3,259,279
Bank of New York Mellon Corp.	32,179	3,817,395
Baxter International, Inc.	141,316	2,374,109
Berkshire Hathaway, Inc. Class B (c)	6,829	3,272,457
Boeing Co. (c)	14,701	2,925,940
Booking Holdings, Inc.	616	2,593,557
BP PLC	582,663	4,658,550
Broadcom, Inc.	9,044	2,799,208
Carnival Corp.	108,076	2,797,007
Caterpillar, Inc.	7,924	5,613,837
Chevron Corp.	21,244	4,395,384
Cisco Systems, Inc.	49,160	3,814,324
Coca-Cola Co.	49,387	3,755,881
Colgate-Palmolive Co.	40,260	3,431,360
ConocoPhillips	35,562	4,694,184
Costco Wholesale Corp.	3,513	3,500,459
CVS Health Corp.	45,281	3,252,081
Deere & Co.	7,116	4,008,443
Duke Energy Corp.	27,579	3,611,194
DuPont de Nemours, Inc.	105,711	4,841,564
eBay, Inc.	37,146	3,381,029
Eli Lilly & Co.	4,473	4,114,131
Exxon Mobil Corp.	29,762	5,049,421
FedEx Corp.	14,911	5,311,000
General Electric Co.	11,955	3,392,470
Gilead Sciences, Inc.	29,405	4,098,175
Goldman Sachs Group, Inc.	4,350	3,680,056
GSK PLC	166,275	4,525,665
Home Depot, Inc.	8,113	2,668,285
Security Description	Shares	Value
Honeywell International, Inc.	16,978	$3,837,537
Howmet Aerospace, Inc.	18,174	4,188,380
HP, Inc.	119,459	2,294,807
Intel Corp. (c)	135,436	5,976,791
International Business Machines Corp.	13,026	3,157,372
Intuit, Inc.	5,105	2,207,300
Johnson & Johnson	19,046	4,655,604
JPMorgan Chase & Co.	11,107	3,267,235
Linde PLC	7,075	3,507,502
McDonald's Corp.	10,938	3,399,421
Medtronic PLC	36,321	3,147,215
Merck & Co., Inc.	39,909	4,800,654
Meta Platforms, Inc. Class A	4,475	2,560,282
Microsoft Corp.	6,775	2,507,902
Mondelez International, Inc. Class A	54,405	3,135,904
Nestle SA	36,737	3,585,235
Netflix, Inc. (c)	26,817	2,578,455
NextEra Energy, Inc.	47,193	4,383,286
NIKE, Inc. Class B	45,703	2,414,032
Novartis AG	26,824	4,034,533
NVIDIA Corp.	18,935	3,302,264
Oracle Corp.	10,369	1,525,384
Palantir Technologies, Inc. Class A (c)	20,125	2,943,885
PayPal Holdings, Inc.	51,045	2,308,765
PepsiCo, Inc.	23,761	3,689,846
Pfizer, Inc.	137,920	3,872,794
Philip Morris International, Inc.	20,518	3,392,446
Procter & Gamble Co.	21,234	3,067,039
Prologis, Inc. REIT	30,165	3,987,210
Qnity Electronics, Inc.	12	1,385
QUALCOMM, Inc.	21,056	2,711,592
Roche Holding AG	10,043	3,933,211
RTX Corp.	21,586	4,163,939
Salesforce, Inc.	13,857	2,586,686
ServiceNow, Inc. (c)	18,045	1,886,605
Shell PLC (d)	18,479	873,114
Shell PLC (d)	74,609	3,529,272
Simon Property Group, Inc. REIT	18,697	3,487,551
SLB Ltd.	93,731	4,816,836
Starbucks Corp.	40,441	3,623,109
Tesla, Inc. (c)	9,638	3,582,926
Travelers Cos., Inc.	12,328	3,595,831
Union Pacific Corp.	15,590	3,782,446
United Parcel Service, Inc. Class B	39,970	3,932,249
UnitedHealth Group, Inc.	9,642	2,609,029
Verizon Communications, Inc.	77,976	3,914,395
Visa, Inc. Class A	9,906	2,993,989
Walmart, Inc.	33,380	4,148,466
Walt Disney Co.	28,917	2,787,020
See accompanying notes to Schedule of Investments.

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co.	41,777	$3,325,867
		317,063,920
TOTAL COMMON STOCKS (Cost $431,353,071)		539,532,809
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	592,634	592,634
State Street Navigator Securities Lending Portfolio II (g) (h)	11,973,068	11,973,068
TOTAL SHORT-TERM INVESTMENTS (Cost $12,565,702)		12,565,702
TOTAL INVESTMENTS — 101.9% (Cost $443,918,773)		552,098,511
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(10,156,003)
NET ASSETS — 100.0%		$541,942,508

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent less than 0.05% of net assets as of
March 31, 2026, may be resold in transactions exempt from
registration, normally to qualified institutional buyers.

(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	06/18/2026	$1,005,010	$985,612	$(19,398)
MSCI EAFE Index (long)	7	06/19/2026	1,021,979	1,015,385	(6,594)
					$(25,992)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$539,532,809	$—	$—	$539,532,809
Short-Term Investments	12,565,702	—	—	12,565,702
TOTAL INVESTMENTS	$552,098,511	$—	$—	$552,098,511
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(25,992)	$—	$—	$(25,992)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(25,992)	$—	$—	$(25,992)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Net Assets
Financials	16.9%
Information Technology	15.3
Industrials	13.8
Health Care	11.7
Consumer Discretionary	8.1
Consumer Staples	7.9
Energy	7.7
Materials	7.1
Communication Services	5.8
Utilities	3.9
Real Estate	1.4
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	338,214	$338,214	$34,274,825	$34,020,405	$—	$—	592,634	$592,634	$24,507
State Street Navigator Securities Lending Portfolio II	7,487,897	7,487,897	85,851,553	81,366,382	—	—	11,973,068	11,973,068	113,464
Total		$7,826,111	$120,126,378	$115,386,787	$—	$—		$12,565,702	$137,971
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 1.8%
Tesla, Inc. (a)	9,326	$3,466,941
BUILDING PRODUCTS — 1.7%
Gibraltar Industries, Inc. (a)	83,327	3,322,248
CONSTRUCTION & ENGINEERING — 7.1%
Ameresco, Inc. Class A (a)	173,919	4,434,935
Arcosa, Inc.	49,678	5,272,823
Valmont Industries, Inc.	9,932	3,968,529
		13,676,287
DIVERSIFIED CONSUMER SERVICES — 1.8%
ADT, Inc.	519,706	3,414,468
ELECTRIC UTILITIES — 11.0%
Axia Energia ADR	474,691	5,354,514
Cia Energetica de Minas Gerais ADR	1,369,480	3,273,057
Constellation Energy Corp.	15,206	4,246,275
Enel Chile SA ADR	241,623	951,995
Genie Energy Ltd. Class B	72,326	1,022,690
NextEra Energy, Inc.	67,754	6,292,992
		21,141,523
ELECTRICAL EQUIPMENT — 35.7%
American Superconductor Corp. (a)	126,153	4,270,279
Array Technologies, Inc. (a)	624,282	4,513,559
Ballard Power Systems, Inc. (a)	1,980,682	4,793,250
Bloom Energy Corp. Class A (a)	54,363	7,365,643
Energy Vault Holdings, Inc. (a)	1,175,237	3,878,282
Eos Energy Enterprises, Inc. (a) (b)	372,309	1,846,653
Fluence Energy, Inc. (a)	176,807	2,432,864
GE Vernova, Inc.	7,617	6,648,879
Generac Holdings, Inc. (a)	33,057	6,457,024
Nextpower, Inc. Class A (a)	61,599	7,425,760
Plug Power, Inc. (a)	2,436,436	5,506,345
Shoals Technologies Group, Inc. Class A (a)	640,258	4,212,898
SunPower, Inc. (a) (b)	1,246,053	1,582,487
Sunrun, Inc. (a)	300,556	4,075,539
T1 Energy, Inc. (a)	895,314	3,930,429
		68,939,891
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Corning, Inc.	44,690	6,076,499
ENERGY EQUIPMENT & SERVICES — 3.1%
Tenaris SA ADR (b)	103,278	6,008,714
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 9.7%
AES Corp.	398,998	5,621,882
Ormat Technologies, Inc.	48,679	5,448,153
ReNew Energy Global PLC Class A (a)	576,786	2,641,680
Security Description	Shares	Value
TransAlta Corp.	380,798	$4,988,454
		18,700,169
MACHINERY — 3.0%
Cummins, Inc.	8,027	4,318,686
Hyster-Yale, Inc.	43,058	1,399,816
		5,718,502
MULTI-UTILITIES — 3.0%
Avista Corp.	142,722	5,728,861
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.9%
Applied Materials, Inc.	15,301	5,229,729
Canadian Solar, Inc. (a) (b)	226,129	3,131,887
Daqo New Energy Corp. ADR (a)	159,281	3,387,907
Enphase Energy, Inc. (a)	167,924	6,349,206
First Solar, Inc. (a)	20,996	4,141,671
JinkoSolar Holding Co. Ltd. ADR	209,204	5,315,874
SolarEdge Technologies, Inc. (a) (b)	174,471	8,906,744
		36,463,018
TOTAL COMMON STOCKS (Cost $179,219,304)		192,657,121
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	91,071	91,071
State Street Navigator Securities Lending Portfolio II (e) (f)	8,227,915	8,227,915
TOTAL SHORT-TERM INVESTMENTS (Cost $8,318,986)		8,318,986
TOTAL INVESTMENTS — 104.2% (Cost $187,538,290)		200,976,107
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(8,051,677)
NET ASSETS — 100.0%		$192,924,430

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$192,657,121	$—	$—	$192,657,121
Short-Term Investments	8,318,986	—	—	8,318,986
TOTAL INVESTMENTS	$200,976,107	$—	$—	$200,976,107
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,841	$48,841	$9,519,883	$9,477,653	$—	$—	91,071	$91,071	$6,900
State Street Navigator Securities Lending Portfolio II	11,143,238	11,143,238	143,232,150	146,147,473	—	—	8,227,915	8,227,915	129,609
Total		$11,192,079	$152,752,033	$155,625,126	$—	$—		$8,318,986	$136,509
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 53.7%
Boeing Co. (a)	11,580	$2,304,767
BWX Technologies, Inc.	8,498	1,737,756
Ducommun, Inc. (a)	22,424	2,735,728
Elbit Systems Ltd. (b)	3,057	2,595,668
General Dynamics Corp.	4,465	1,532,477
HEICO Corp.	7,453	2,043,613
Hexcel Corp.	30,119	2,437,531
Huntington Ingalls Industries, Inc.	4,720	1,793,128
Intuitive Machines, Inc. (a) (b)	194,449	3,608,973
L3Harris Technologies, Inc.	8,033	2,772,590
Lockheed Martin Corp.	4,916	2,971,181
Moog, Inc. Class A	9,628	2,817,538
Northrop Grumman Corp.	4,137	2,822,427
Redwire Corp. (a)	307,547	2,614,150
Rocket Lab Corp. (a)	40,004	2,569,057
RTX Corp.	13,184	2,543,194
TransDigm Group, Inc.	1,176	1,362,937
Voyager Technologies, Inc. Class A (a) (b)	83,929	1,963,099
		43,225,814
COMMUNICATIONS EQUIPMENT — 2.3%
Viasat, Inc. (a)	40,982	1,876,976
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
Iridium Communications, Inc.	121,989	3,383,975
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.8%
Amphenol Corp. Class A	11,029	1,393,514
Coherent Corp. (a)	7,749	1,845,889
Teledyne Technologies, Inc. (a)	4,456	2,695,925
TTM Technologies, Inc. (a)	19,656	1,914,887
		7,850,215
ENERGY EQUIPMENT & SERVICES — 7.6%
Forum Energy Technologies, Inc. (a)	14,781	867,053
Oceaneering International, Inc. (a)	84,308	2,990,405
TechnipFMC PLC	33,077	2,286,613
		6,144,071
INDUSTRIAL CONGLOMERATES — 3.4%
Honeywell International, Inc.	11,983	2,708,517
MACHINERY — 5.9%
ESCO Technologies, Inc.	11,350	3,193,550
Security Description	Shares	Value
Standex International Corp.	6,226	$1,586,758
		4,780,308
PROFESSIONAL SERVICES — 10.9%
KBR, Inc.	35,027	1,291,095
Leidos Holdings, Inc.	8,116	1,262,200
Parsons Corp. (a)	22,799	1,235,022
Planet Labs PBC (a)	177,765	4,968,532
		8,756,849
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Analog Devices, Inc.	5,433	1,728,455
TOTAL COMMON STOCKS (Cost $64,867,840)		80,455,180
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	39,068	39,068
State Street Navigator Securities Lending Portfolio II (e) (f)	5,852,702	5,852,702
TOTAL SHORT-TERM INVESTMENTS (Cost $5,891,770)		5,891,770
TOTAL INVESTMENTS — 107.3% (Cost $70,759,610)		86,346,950
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(5,872,004)
NET ASSETS — 100.0%		$80,474,946

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$80,455,180	$—	$—	$80,455,180
Short-Term Investments	5,891,770	—	—	5,891,770
TOTAL INVESTMENTS	$86,346,950	$—	$—	$86,346,950
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,919	$49,919	$366,345	$377,196	$—	$—	39,068	$39,068	$501
State Street Navigator Securities Lending Portfolio II	508,189	508,189	38,593,638	33,249,125	—	—	5,852,702	5,852,702	5,897
Total		$558,108	$38,959,983	$33,626,321	$—	$—		$5,891,770	$6,398
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 32.4%
AeroVironment, Inc. (a)	6,210	$1,136,740
Boeing Co. (a)	7,651	1,522,778
Ducommun, Inc. (a)	16,443	2,006,046
Elbit Systems Ltd. (b)	3,020	2,564,252
Embraer SA ADR	18,377	1,090,491
General Dynamics Corp.	3,498	1,200,584
HEICO Corp.	4,921	1,349,338
Hexcel Corp.	19,905	1,610,912
Huntington Ingalls Industries, Inc.	3,711	1,409,809
Kratos Defense & Security Solutions, Inc. (a)	19,778	1,394,547
L3Harris Technologies, Inc.	5,328	1,838,959
Leonardo DRS, Inc.	35,215	1,567,772
Lockheed Martin Corp.	3,251	1,964,872
Mercury Systems, Inc. (a)	15,933	1,161,675
Moog, Inc. Class A	6,362	1,861,776
Northrop Grumman Corp.	2,728	1,861,151
Redwire Corp. (a) (b)	203,349	1,728,466
Rocket Lab Corp. (a)	26,333	1,691,105
RTX Corp.	8,713	1,680,738
Textron, Inc.	14,076	1,232,495
V2X, Inc. (a)	20,940	1,434,390
Voyager Technologies, Inc. Class A (a) (b)	55,498	1,298,098
		34,606,994
COMMUNICATIONS EQUIPMENT — 8.0%
Cisco Systems, Inc.	18,949	1,470,253
F5, Inc. (a)	5,892	1,704,733
Lantronix, Inc. (a)	84,104	440,705
NetScout Systems, Inc. (a)	54,275	1,725,402
Ondas, Inc. (a) (b)	144,680	1,307,907
Viasat, Inc. (a)	40,799	1,868,594
		8,517,594
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Iridium Communications, Inc.	80,672	2,237,841
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.5%
908 Devices, Inc. (a) (b)	115,534	707,068
Amphenol Corp. Class A	8,632	1,090,653
Coherent Corp. (a)	6,072	1,446,411
Mirion Technologies, Inc. (a)	47,523	883,453
OSI Systems, Inc. (a)	5,765	1,530,665
Red Cat Holdings, Inc. (a) (b)	181,539	2,376,346
Sanmina Corp. (a)	7,083	918,240
Teledyne Technologies, Inc. (a)	2,955	1,787,805
TTM Technologies, Inc. (a)	15,420	1,502,216
Vuzix Corp. (a) (b)	483,694	1,117,333
		13,360,190
ENERGY EQUIPMENT & SERVICES — 2.7%
Geospace Technologies Corp. (a) (b)	74,864	913,341
Security Description	Shares	Value
Oceaneering International, Inc. (a)	55,443	$1,966,563
		2,879,904
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Varex Imaging Corp. (a)	84,893	900,715
INTERACTIVE MEDIA & SERVICES — 1.6%
Ziff Davis, Inc. (a)	42,035	1,763,789
IT SERVICES — 4.5%
Akamai Technologies, Inc. (a)	17,602	2,021,590
Cloudflare, Inc. Class A (a)	7,128	1,470,791
Okta, Inc. (a)	16,928	1,332,403
		4,824,784
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bruker Corp. (b)	32,419	1,170,974
MACHINERY — 3.1%
ESCO Technologies, Inc.	7,474	2,102,959
Lincoln Electric Holdings, Inc.	4,848	1,207,540
		3,310,499
PROFESSIONAL SERVICES — 6.3%
KBR, Inc.	27,480	1,012,913
Leidos Holdings, Inc.	8,086	1,257,535
Parsons Corp. (a)	22,694	1,229,334
Planet Labs PBC (a)	117,117	3,273,420
		6,773,202
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Broadcom, Inc.	3,677	1,138,068
Kopin Corp. (a) (b)	571,944	1,286,874
		2,424,942
SOFTWARE — 22.5%
A10 Networks, Inc.	82,266	1,901,989
Allot Ltd. (a) (b)	115,978	772,413
BlackBerry Ltd. (a) (b)	345,481	1,119,358
Check Point Software Technologies Ltd. (a)	7,710	1,101,374
Crowdstrike Holdings, Inc. Class A (a)	2,921	1,140,388
CyberArk Software Ltd. (a)	3,240	145,800
Datadog, Inc. Class A (a)	10,052	1,186,639
Fortinet, Inc. (a)	18,643	1,523,506
Gen Digital, Inc.	55,261	1,040,565
Gorilla Technology Group, Inc. (a) (b)	106,646	1,122,982
N-able, Inc. (a)	199,366	931,039
OneSpan, Inc.	115,339	1,214,520
Palo Alto Networks, Inc. (a)	15,071	2,416,183
Qualys, Inc. (a)	10,023	880,521
Radware Ltd. (a)	46,539	1,224,906
Rapid7, Inc. (a)	91,099	501,956
Rubrik, Inc. Class A (a)	16,918	828,474
SailPoint, Inc. (a) (b)	72,363	958,086
SentinelOne, Inc. Class A (a)	99,825	1,285,746
Tenable Holdings, Inc. (a)	56,738	959,723
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Varonis Systems, Inc. (a)	45,904	$985,559
Zscaler, Inc. (a)	6,253	877,233
		24,118,960
TOTAL COMMON STOCKS (Cost $102,499,012)		106,890,388
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	78,222	78,222
State Street Navigator Securities Lending Portfolio II (e) (f)	8,170,418	8,170,418
TOTAL SHORT-TERM INVESTMENTS (Cost $8,248,640)		8,248,640
TOTAL INVESTMENTS — 107.6% (Cost $110,747,652)		115,139,028
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(8,181,559)
NET ASSETS — 100.0%		$106,957,469

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$106,744,588	$145,800	$—	$106,890,388
Short-Term Investments	8,248,640	—	—	8,248,640
TOTAL INVESTMENTS	$114,993,228	$145,800	$—	$115,139,028
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,111	$24,111	$2,036,610	$1,982,499	$—	$—	78,222	$78,222	$1,810
State Street Navigator Securities Lending Portfolio II	4,099,311	4,099,311	74,484,834	70,413,727	—	—	8,170,418	8,170,418	130,362
Total		$4,123,422	$76,521,444	$72,396,226	$—	$—		$8,248,640	$132,172
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.8%
Gentex Corp.	6,399	$139,818
BUILDING PRODUCTS — 8.5%
Carrier Global Corp.	2,893	162,905
Johnson Controls International PLC	2,142	280,495
Resideo Technologies, Inc. (a)	7,017	236,543
		679,943
CHEMICALS — 3.4%
Hawkins, Inc.	1,773	272,333
COMMERCIAL SERVICES & SUPPLIES — 5.6%
Tetra Tech, Inc.	7,317	220,388
Veralto Corp.	2,538	224,410
		444,798
DIVERSIFIED CONSUMER SERVICES — 2.5%
ADT, Inc.	30,623	201,193
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
BCE, Inc. (b)	6,661	168,124
ELECTRIC UTILITIES — 1.7%
NRG Energy, Inc.	919	134,303
ELECTRICAL EQUIPMENT — 14.8%
Acuity, Inc.	415	116,291
AMETEK, Inc.	770	165,057
Bloom Energy Corp. Class A (a)	2,449	331,815
Fluence Energy, Inc. (a) (b)	6,487	89,261
Generac Holdings, Inc. (a)	1,489	290,847
Shoals Technologies Group, Inc. Class A (a) (b)	28,843	189,787
		1,183,058
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.3%
Arlo Technologies, Inc. (a)	17,274	245,809
Badger Meter, Inc.	1,398	212,985
Itron, Inc. (a)	2,524	226,226
Napco Security Technologies, Inc.	3,671	144,601
SmartRent, Inc. (a)	14,425	21,637
TE Connectivity PLC	633	132,310
		983,568
ENERGY EQUIPMENT & SERVICES — 3.9%
Select Water Solutions, Inc.	20,603	315,226
ENTERTAINMENT — 1.7%
Roku, Inc. (a)	1,466	138,713
INDUSTRIAL CONGLOMERATES — 2.3%
Honeywell International, Inc.	804	181,728
INTERACTIVE MEDIA & SERVICES — 1.7%
Baidu, Inc. ADR (a) (b)	1,225	136,489
MACHINERY — 12.0%
Chart Industries, Inc. (a)	752	155,476
Energy Recovery, Inc. (a)	11,173	112,512
Mueller Water Products, Inc. Class A	10,059	276,522
Pentair PLC	2,357	205,318
Security Description	Shares	Value
Xylem, Inc.	1,791	$214,025
		963,853
OIL, GAS & CONSUMABLE FUELS — 7.9%
BP PLC ADR	4,305	202,335
Shell PLC ADR	2,119	197,067
Suncor Energy, Inc.	3,497	231,187
		630,589
PROFESSIONAL SERVICES — 1.6%
Parsons Corp. (a)	2,305	124,862
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
ON Semiconductor Corp. (a)	2,803	173,562
Silicon Laboratories, Inc. (a)	1,701	354,063
		527,625
SOFTWARE — 5.4%
Alarm.com Holdings, Inc. (a)	4,693	202,691
Rekor Systems, Inc. (a) (b)	129,192	105,937
Roper Technologies, Inc.	349	123,497
		432,125
SPECIALTY RETAIL — 1.5%
EVgo, Inc. (a) (b)	71,898	123,664
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Core & Main, Inc. Class A (a)	2,798	138,221
WATER UTILITIES — 0.8%
Consolidated Water Co. Ltd.	2,041	67,598
TOTAL COMMON STOCKS (Cost $7,657,012)		7,987,831
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	9,380	9,380
State Street Navigator Securities Lending Portfolio II (e) (f)	431,519	431,519
TOTAL SHORT-TERM INVESTMENTS (Cost $440,899)		440,899
TOTAL INVESTMENTS — 105.3% (Cost $8,097,911)		8,428,730
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(427,853)
NET ASSETS — 100.0%		$8,000,877

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,987,831	$—	$—	$7,987,831
Short-Term Investments	440,899	—	—	440,899
TOTAL INVESTMENTS	$8,428,730	$—	$—	$8,428,730
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,676	$10,676	$335,070	$336,366	$—	$—	9,380	$9,380	$391
State Street Navigator Securities Lending Portfolio II	404,731	404,731	8,399,409	8,372,621	—	—	431,519	431,519	1,822
Total		$415,407	$8,734,479	$8,708,987	$—	$—		$440,899	$2,213
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 12.8%
AeroVironment, Inc. (a)	119,918	$21,950,990
ATI, Inc. (a)	54,971	7,996,082
Boeing Co. (a)	53,221	10,592,576
BWX Technologies, Inc.	22,033	4,505,528
Carpenter Technology Corp.	28,049	11,055,513
Ducommun, Inc. (a)	64,604	7,881,688
EHang Holdings Ltd. ADR (a) (b)	975,049	9,467,726
Elbit Systems Ltd. (b)	55,028	46,723,725
Embraer SA ADR	175,734	10,428,056
General Dynamics Corp.	25,795	8,853,360
HEICO Corp.	34,792	9,539,966
Hexcel Corp.	90,921	7,358,237
Huntington Ingalls Industries, Inc.	14,267	5,420,033
Intuitive Machines, Inc. (a) (b)	537,703	9,979,768
Kratos Defense & Security Solutions, Inc. (a)	201,906	14,236,392
L3Harris Technologies, Inc.	20,294	7,004,474
Leonardo DRS, Inc.	227,515	10,128,968
Lockheed Martin Corp.	34,589	20,905,246
Mercury Systems, Inc. (a)	62,162	4,532,231
Moog, Inc. Class A	29,581	8,656,584
Northrop Grumman Corp.	24,726	16,869,066
Redwire Corp. (a)	772,743	6,568,315
Rocket Lab Corp. (a)	91,784	5,894,368
RTX Corp.	35,277	6,804,933
Textron, Inc.	81,369	7,124,670
TransDigm Group, Inc.	3,478	4,030,863
V2X, Inc. (a)	138,767	9,505,539
Voyager Technologies, Inc. Class A (a) (b)	224,864	5,259,569
		299,274,466
AUTO COMPONENTS — 2.1%
Aptiv PLC (a)	26,430	1,835,299
BorgWarner, Inc.	66,205	3,592,283
Dana, Inc.	139,712	4,701,309
Dauch Corp. (a)	495,883	2,940,586
ECARX Holdings, Inc. Class A (a) (b)	1,025,843	1,003,069
Garrett Motion, Inc.	177,695	3,228,718
Gentex Corp.	179,778	3,928,150
Gentherm, Inc. (a)	77,755	2,160,034
Hesai Group ADR (a) (b)	135,484	2,590,454
Kodiak AI, Inc. (a) (b)	284,149	1,971,994
Lear Corp.	19,142	2,317,714
Magna International, Inc.	41,336	2,306,962
Mobileye Global, Inc. Class A (a) (b)	249,843	1,716,422
Solid Power, Inc. (a) (b)	470,331	1,410,993
Visteon Corp.	76,973	7,013,010
WeRide, Inc. ADR (a) (b)	778,781	6,300,338
		49,017,335
Security Description	Shares	Value
AUTOMOBILES — 1.9%
Ford Motor Co.	160,123	$1,847,819
General Motors Co.	39,010	2,906,245
Honda Motor Co. Ltd. ADR (b)	101,432	2,465,812
Li Auto, Inc. ADR (a)	282,825	5,042,770
Lucid Group, Inc. (a) (b)	335,648	3,198,725
NIO, Inc. ADR (a)	1,049,153	6,326,393
Rivian Automotive, Inc. Class A (a) (b)	291,288	4,383,884
Stellantis NV (b)	177,175	1,256,171
Tesla, Inc. (a)	22,913	8,517,908
Toyota Motor Corp. ADR (b)	21,305	4,390,747
XPeng, Inc. ADR (a) (b)	251,991	4,311,566
		44,648,040
BANKS — 0.8%
Banco Santander SA ADR (b)	727,160	8,202,365
Futu Holdings Ltd. ADR (a)	11,875	1,624,025
ING Groep NV ADR	79,355	2,067,198
Inter & Co., Inc. Class A	250,321	1,992,555
Shinhan Financial Group Co. Ltd. ADR (b)	29,489	1,808,265
Toronto-Dominion Bank (b)	22,825	2,129,801
		17,824,209
BIOTECHNOLOGY — 5.5%
4D Molecular Therapeutics, Inc. (a) (b)	310,950	2,894,944
Alnylam Pharmaceuticals, Inc. (a)	7,002	2,316,752
Arbutus Biopharma Corp. (a)	629,391	2,832,259
Arrowhead Pharmaceuticals, Inc. (a)	55,087	3,453,955
Atrium Therapeutics, Inc. (a)	4,130	55,218
Beam Therapeutics, Inc. (a) (b)	122,904	2,928,802
Biogen, Inc. (a)	17,670	3,239,441
BioMarin Pharmaceutical, Inc. (a)	40,745	2,301,685
BioNTech SE ADR (a)	30,681	2,726,927
CareDx, Inc. (a)	39,529	686,223
CRISPR Therapeutics AG (a) (b)	50,635	2,408,707
Grifols SA ADR	341,628	2,739,857
Ideaya Biosciences, Inc. (a)	66,781	2,225,143
Immatics NV (a) (b)	218,296	2,148,033
Inhibrx Biosciences, Inc. (a) (b)	37,371	2,512,452
Intellia Therapeutics, Inc. (a) (b)	329,884	4,229,113
Ionis Pharmaceuticals, Inc. (a)	29,912	2,246,092
Iovance Biotherapeutics, Inc. (a)	1,305,119	4,580,968
Krystal Biotech, Inc. (a)	12,915	3,336,203
Legend Biotech Corp. ADR (a)	117,559	2,126,642
Lexeo Therapeutics, Inc. (a)	321,928	1,847,867
MannKind Corp. (a)	358,748	878,933
Moderna, Inc. (a) (b)	104,562	5,311,750
Natera, Inc. (a)	3,290	657,967
Neurogene, Inc. (a)	101,075	2,037,672
Novavax, Inc. (a) (b)	463,799	3,775,324
Ocugen, Inc. (a) (b)	2,554,326	4,623,330
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Precigen, Inc. (a) (b)	655,684	$2,537,497
Recursion Pharmaceuticals, Inc. Class A (a) (b)	496,106	1,523,045
Regeneron Pharmaceuticals, Inc.	3,154	2,436,907
REGENXBIO, Inc. (a)	265,629	2,225,971
Roivant Sciences Ltd. (a)	106,201	2,941,768
Sarepta Therapeutics, Inc. (a)	160,624	3,495,178
Tango Therapeutics, Inc. (a) (b)	315,077	6,591,411
Taysha Gene Therapies, Inc. (a)	598,759	2,676,453
TG Therapeutics, Inc. (a)	73,896	2,454,825
Twist Bioscience Corp. (a)	360,608	17,136,092
Ultragenyx Pharmaceutical, Inc. (a)	85,792	1,797,342
uniQure NV (a)	133,973	2,190,459
Vertex Pharmaceuticals, Inc. (a)	6,525	2,913,673
Vir Biotechnology, Inc. (a)	519,096	4,651,100
Xencor, Inc. (a)	183,663	2,214,976
		128,908,956
BROADLINE RETAIL — 0.4%
Alibaba Group Holding Ltd. ADR (b)	33,453	4,197,013
Jumia Technologies AG ADR (a)	219,011	1,511,176
MercadoLibre, Inc. (a)	2,193	3,791,741
Sea Ltd. ADR (a)	11,601	960,679
		10,460,609
BUILDING PRODUCTS — 1.1%
Carrier Global Corp.	81,312	4,578,679
Gibraltar Industries, Inc. (a)	81,349	3,243,384
Johnson Controls International PLC	61,786	8,090,877
Modine Manufacturing Co. (a)	14,700	3,185,637
Resideo Technologies, Inc. (a)	221,414	7,463,866
		26,562,443
CAPITAL MARKETS — 0.7%
Charles Schwab Corp.	21,421	2,013,145
Coinbase Global, Inc. Class A (a)	43,081	7,522,373
Galaxy Digital, Inc. Class A (a) (b)	274,664	5,067,551
Robinhood Markets, Inc. Class A (a)	16,780	1,162,854
Webull Corp. (a) (b)	224,472	1,077,466
		16,843,389
CHEMICALS — 1.6%
Aspen Aerogels, Inc. (a)	875,428	2,993,964
Cabot Corp.	101,364	7,633,723
Corteva, Inc.	46,841	3,921,060
FMC Corp.	155,173	2,672,079
Hawkins, Inc.	51,847	7,963,699
Huntsman Corp.	506,519	6,741,768
Mosaic Co.	46,649	1,189,550
Nutrien Ltd.	32,553	2,456,449
Scotts Miracle-Gro Co.	21,542	1,309,969
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR (a)	18,914	$1,530,899
		38,413,160
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Deluxe Corp.	111,028	3,057,711
MSA Safety, Inc.	12,943	2,122,005
Tetra Tech, Inc.	233,655	7,037,689
Veralto Corp.	78,376	6,930,006
		19,147,411
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	68,045	5,279,612
F5, Inc. (a)	10,277	2,973,444
NetScout Systems, Inc. (a)	90,426	2,874,642
Ondas, Inc. (a) (b)	1,932,617	17,470,858
Viasat, Inc. (a)	172,377	7,894,867
		36,493,423
CONSTRUCTION & ENGINEERING — 0.9%
Ameresco, Inc. Class A (a) (b)	408,452	10,415,526
Arcosa, Inc.	54,586	5,793,758
Valmont Industries, Inc.	12,611	5,038,977
		21,248,261
CONSTRUCTION MATERIALS — 0.3%
Cemex SAB de CV ADR	545,393	6,239,296
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	50,313	1,973,779
FinVolution Group ADR	574,713	2,752,875
Green Dot Corp. Class A (a)	203,951	2,288,330
Kaspi.KZ JSC ADR (a)	21,673	1,605,319
LendingClub Corp. (a)	204,766	2,932,249
LexinFintech Holdings Ltd. ADR	917,039	1,999,145
Lufax Holding Ltd. ADR (a)	754,582	1,411,068
SoFi Technologies, Inc. (a)	149,280	2,370,567
Upstart Holdings, Inc. (a) (b)	86,778	2,225,856
		19,559,188
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	22,210	1,594,234
CONTAINERS & PACKAGING — 0.0% *
AptarGroup, Inc.	6,039	761,035
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	1,419,897	9,328,723
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
BCE, Inc. (b)	197,242	4,978,388
IDT Corp. Class B	30,992	1,521,707
Iridium Communications, Inc.	568,232	15,762,756
TELUS Corp. (b)	49,664	637,189
		22,900,040
ELECTRIC UTILITIES — 2.0%
Axia Energia ADR (b)	1,021,584	11,523,468
Cia Energetica de Minas Gerais ADR	3,594,832	8,591,648
Constellation Energy Corp.	34,369	9,597,543
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.	145,378	$13,502,709
NRG Energy, Inc.	26,463	3,867,303
		47,082,671
ELECTRICAL EQUIPMENT — 6.3%
Acuity, Inc.	12,046	3,375,530
Allient, Inc.	81,680	4,826,471
American Superconductor Corp. (a)	116,123	3,930,764
AMETEK, Inc.	25,428	5,450,746
Array Technologies, Inc. (a) (b)	650,365	4,702,139
Ballard Power Systems, Inc. (a) (b)	2,893,630	7,002,585
Blink Charging Co. (a) (b)	5,877,424	3,331,912
Bloom Energy Corp. Class A (a)	120,260	16,294,028
Emerson Electric Co.	55,122	7,222,085
Energy Vault Holdings, Inc. (a) (b)	3,990,238	13,167,785
Eos Energy Enterprises, Inc. (a) (b)	420,953	2,087,927
Fluence Energy, Inc. (a) (b)	406,431	5,592,491
GE Vernova, Inc.	8,327	7,268,638
Generac Holdings, Inc. (a)	77,889	15,214,058
Nextpower, Inc. Class A (a)	63,266	7,626,716
Plug Power, Inc. (a) (b)	3,326,363	7,517,580
Rockwell Automation, Inc.	26,164	9,389,736
Sensata Technologies Holding PLC	60,850	2,143,137
SES AI Corp. (a) (b)	1,313,203	1,263,301
Shoals Technologies Group, Inc. Class A (a) (b)	1,491,329	9,812,945
Sunrun, Inc. (a)	320,713	4,348,868
T1 Energy, Inc. (a) (b)	1,223,448	5,370,937
		146,940,379
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.7%
Aeva Technologies, Inc. (a) (b)	199,804	2,629,421
AEye, Inc. (a)	1,257,537	2,276,142
Amphenol Corp. Class A	31,208	3,943,131
Arlo Technologies, Inc. (a)	489,113	6,960,078
Badger Meter, Inc.	40,011	6,095,676
Cognex Corp.	197,479	9,674,496
Coherent Corp. (a)	52,658	12,543,662
Corning, Inc.	43,299	5,887,365
Innoviz Technologies Ltd. (a) (b)	2,038,511	1,289,358
IPG Photonics Corp. (a)	36,560	4,189,410
Itron, Inc. (a)	71,077	6,370,632
Lightwave Logic, Inc. (a) (b)	986,952	6,938,273
MicroVision, Inc. (a) (b)	3,369,333	2,160,416
Mirion Technologies, Inc. (a)	303,244	5,637,306
Napco Security Technologies, Inc.	101,375	3,993,161
Novanta, Inc. (a) (b)	28,265	3,338,379
OSI Systems, Inc. (a)	53,113	14,102,033
Ouster, Inc. (a) (b)	388,504	7,136,818
Powerfleet, Inc. NJ (a)	661,089	2,036,154
Security Description	Shares	Value
Red Cat Holdings, Inc. (a) (b)	1,095,949	$14,345,972
Sanmina Corp. (a)	68,638	8,898,230
ScanSource, Inc. (a)	38,448	1,395,662
TE Connectivity PLC	16,644	3,478,929
Teledyne Technologies, Inc. (a)	46,157	27,925,447
TTM Technologies, Inc. (a)	55,854	5,441,297
Unusual Machines, Inc. (a) (b)	805,620	9,989,688
Vontier Corp.	97,064	3,442,860
Vuzix Corp. (a) (b) (c)	5,508,488	12,724,607
Zebra Technologies Corp. Class A (a)	39,284	8,213,499
Zepp Health Corp. ADR (a) (b)	127,108	1,518,941
		204,577,043
ENERGY EQUIPMENT & SERVICES — 1.9%
Helix Energy Solutions Group, Inc. (a)	419,811	4,151,931
Oceaneering International, Inc. (a)	523,388	18,564,572
Select Water Solutions, Inc.	593,221	9,076,281
TechnipFMC PLC	101,638	7,026,235
Tenaris SA ADR (b)	95,050	5,530,009
		44,349,028
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	24,065	4,906,131
iQIYI, Inc. ADR (a) (b)	1,816,559	2,452,355
NetEase, Inc. ADR	34,866	3,902,900
ROBLOX Corp. Class A (a)	47,307	2,675,684
Roku, Inc. (a)	38,374	3,630,948
Tencent Music Entertainment Group ADR	261,953	2,430,924
		19,998,942
FINANCIAL SERVICES — 1.4%
Block, Inc. (a)	41,483	2,496,447
Chime Financial, Inc. Class A (a) (b)	64,904	1,215,652
Dlocal Ltd. (b)	171,728	2,227,312
Euronet Worldwide, Inc. (a)	31,017	2,058,598
Fiserv, Inc. (a)	34,083	1,901,832
Flywire Corp. (a)	166,508	1,938,153
Global Payments, Inc.	29,649	1,995,378
Marqeta, Inc. Class A (a) (b)	459,590	1,875,127
Mastercard, Inc. Class A	6,899	3,447,154
Pagseguro Digital Ltd. Class A	245,774	2,462,656
Paymentus Holdings, Inc. Class A (a)	65,536	1,664,614
Payoneer Global, Inc. (a)	280,152	1,353,134
PayPal Holdings, Inc.	38,370	1,735,475
Rocket Cos., Inc. Class A (a)	218,627	3,115,435
Shift4 Payments, Inc. Class A (a) (b)	36,732	1,606,290
Visa, Inc. Class A	7,238	2,187,613
		33,280,870
FOOD PRODUCTS — 0.2%
Archer-Daniels-Midland Co.	19,117	1,389,615
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Darling Ingredients, Inc. (a)	33,713	$2,085,149
		3,474,764
GROUND TRANSPORTATION — 0.7%
Avis Budget Group, Inc. (a) (b)	39,644	5,782,077
Grab Holdings Ltd. Class A (a)	959,921	3,513,311
Lyft, Inc. Class A (a)	237,906	3,164,150
Uber Technologies, Inc. (a)	62,712	4,510,874
		16,970,412
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	16,833	1,728,244
Alphatec Holdings, Inc. (a)	160,935	1,750,973
AngioDynamics, Inc. (a)	335,996	3,820,275
Boston Scientific Corp. (a)	21,658	1,359,040
Butterfly Network, Inc. (a) (b)	621,371	2,510,339
CONMED Corp.	79,023	2,794,253
Dentsply Sirona, Inc.	532,122	6,172,615
Dexcom, Inc. (a)	56,884	3,572,315
Globus Medical, Inc. Class A (a)	61,831	5,327,359
Inspire Medical Systems, Inc. (a)	35,352	1,823,456
Intuitive Surgical, Inc. (a)	18,639	8,592,393
IRhythm Holdings, Inc. (a)	29,867	3,524,903
Kestra Medical Technologies Ltd. (a) (b)	107,413	2,140,741
Koninklijke Philips NV NY Reg Shrs (b)	25,763	705,906
Masimo Corp. (a)	33,260	5,915,956
Medtronic PLC	60,299	5,224,908
Omnicell, Inc. (a)	149,910	5,003,996
PROCEPT BioRobotics Corp. (a) (b)	155,422	3,887,104
ResMed, Inc.	5,097	1,144,175
Smith & Nephew PLC ADR (b)	90,865	2,887,690
Stryker Corp.	14,519	4,770,798
Zimmer Biomet Holdings, Inc.	34,973	3,162,259
		77,819,698
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Cigna Group	2,658	709,021
Concentra Group Holdings Parent, Inc.	37,140	796,653
CorVel Corp. (a)	9,804	535,789
CVS Health Corp.	8,898	639,054
HealthEquity, Inc. (a)	21,840	1,825,169
Hims & Hers Health, Inc. (a) (b)	35,287	732,558
McKesson Corp.	3,748	3,243,369
OmniAb, Inc. (a) (d)	4,014	—
Pediatrix Medical Group, Inc. (a)	33,368	713,741
Privia Health Group, Inc. (a)	53,161	1,093,522
Quest Diagnostics, Inc.	3,911	766,478
UnitedHealth Group, Inc.	2,174	588,263
		11,643,617
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a)	16,427	382,749
Evolent Health, Inc. Class A (a)	184,266	420,126
Security Description	Shares	Value
GoodRx Holdings, Inc. Class A (a) (b)	440,363	$863,112
LifeMD, Inc. (a) (b)	316,363	1,142,070
OptimizeRx Corp. (a) (b)	95,156	597,580
Teladoc Health, Inc. (a) (b)	172,019	937,504
		4,343,141
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	16,825	3,903,568
Sony Group Corp. ADR (b)	132,228	2,737,120
		6,640,688
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.1%
AES Corp.	861,537	12,139,056
Ormat Technologies, Inc.	159,362	17,835,795
ReNew Energy Global PLC Class A (a) (b)	1,990,585	9,116,879
TransAlta Corp.	808,568	10,592,241
		49,683,971
INDUSTRIAL CONGLOMERATES — 0.5%
Honeywell International, Inc.	53,011	11,982,076
INSURANCE — 0.2%
Allstate Corp.	10,303	2,136,224
Progressive Corp.	9,356	1,854,733
Sun Life Financial, Inc.	11,592	725,196
		4,716,153
INTERACTIVE MEDIA & SERVICES — 3.1%
Alphabet, Inc. Class C	18,534	5,316,663
Baidu, Inc. ADR (a) (b)	83,841	9,341,564
Bilibili, Inc. ADR (a) (b)	189,239	4,269,232
Bumble, Inc. Class A (a) (b)	1,151,252	3,753,082
Grindr, Inc. (a) (b)	310,535	3,754,368
Hello Group, Inc. ADR	757,602	4,363,787
JOYY, Inc. ADR	80,849	4,720,773
Match Group, Inc.	146,335	4,493,948
Meta Platforms, Inc. Class A	20,505	11,731,526
Rumble, Inc. (a) (b)	753,509	3,842,896
Snap, Inc. Class A (a)	1,404,256	6,459,578
Trump Media & Technology Group Corp. (a)	395,737	3,672,439
Weibo Corp. ADR (b)	450,367	3,940,711
Ziff Davis, Inc. (a)	75,219	3,156,189
		72,816,756
IT SERVICES — 0.6%
Akamai Technologies, Inc. (a)	30,509	3,503,959
Cloudflare, Inc. Class A (a)	11,049	2,279,851
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	57,212	764,352
Okta, Inc. (a)	28,030	2,206,241
Shopify, Inc. Class A (a)	15,243	1,808,125
Twilio, Inc. Class A (a)	19,347	2,434,239
		12,996,767
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	22,127	$2,522,035
Azenta, Inc. (a) (b)	70,170	1,482,692
Bio-Techne Corp.	53,142	2,777,201
Bruker Corp. (b)	501,242	18,104,861
Charles River Laboratories International, Inc. (a)	28,676	4,946,610
Danaher Corp.	28,015	5,311,644
Ginkgo Bioworks Holdings, Inc. (a) (b)	353,128	2,164,675
Mettler-Toledo International, Inc. (a)	2,231	2,813,737
Revvity, Inc. (b)	32,195	2,820,604
Stevanato Group SpA (b)	96,603	1,328,291
Thermo Fisher Scientific, Inc.	7,669	3,769,544
		48,041,894
MACHINERY — 6.7%
3D Systems Corp. (a) (b) (c)	8,667,499	16,294,898
AGCO Corp.	18,125	2,100,144
Allison Transmission Holdings, Inc.	33,869	3,964,705
Blue Bird Corp. (a)	43,222	2,454,577
Chart Industries, Inc. (a)	24,748	5,116,649
CNH Industrial NV	114,026	1,254,286
Cummins, Inc.	14,002	7,533,356
Deere & Co.	10,163	5,724,818
Dover Corp.	23,647	4,929,217
Energy Recovery, Inc. (a)	520,380	5,240,227
ESCO Technologies, Inc.	29,874	8,405,647
Flowserve Corp.	63,616	4,676,412
JBT Marel Corp.	33,436	4,275,461
Lincoln Electric Holdings, Inc.	13,070	3,255,476
Lindsay Corp.	16,554	1,971,085
Microvast Holdings, Inc. (a) (b)	799,192	1,198,788
Mueller Water Products, Inc. Class A	308,646	8,484,679
Nano Dimension Ltd. ADR (a) (b)	9,897,875	16,826,388
Nordson Corp.	5,029	1,338,016
Oshkosh Corp.	16,834	2,478,133
PACCAR, Inc.	20,516	2,369,598
Pentair PLC	68,053	5,928,097
Proto Labs, Inc. (a)	177,408	10,115,804
Richtech Robotics, Inc. Class B (a) (b)	1,313,271	2,744,736
Standex International Corp.	18,530	4,722,556
Stratasys Ltd. (a)	1,417,478	11,070,503
Symbotic, Inc. (a) (b)	130,911	6,964,465
Xylem, Inc.	50,102	5,987,189
		157,425,910
METALS & MINING — 0.6%
ArcelorMittal SA NY Reg Shrs	51,210	2,661,896
Kaiser Aluminum Corp.	56,449	6,802,669
POSCO Holdings, Inc. ADR	81,025	4,739,152
		14,203,717
Security Description	Shares	Value
MULTI-UTILITIES — 0.5%
Avista Corp.	303,983	$12,201,878
OIL, GAS & CONSUMABLE FUELS — 1.1%
BP PLC ADR	138,255	6,497,985
Eni SpA ADR (b)	94,639	5,357,514
Shell PLC ADR	67,108	6,241,044
Suncor Energy, Inc.	116,089	7,674,644
		25,771,187
PHARMACEUTICALS — 0.8%
AstraZeneca PLC ADR	12,014	2,369,401
Bristol-Myers Squibb Co.	43,244	2,622,749
Dr. Reddy's Laboratories Ltd. ADR	49,200	681,420
Liquidia Corp. (a) (b)	221,156	8,346,427
Novartis AG ADR (b)	16,497	2,519,917
WaVe Life Sciences Ltd. (a)	157,322	1,140,584
Zoetis, Inc.	17,418	2,058,982
		19,739,480
PROFESSIONAL SERVICES — 2.7%
BlackSky Technology, Inc. (a) (b)	362,782	9,127,595
ExlService Holdings, Inc. (a)	17,105	520,847
KBR, Inc.	96,956	3,573,798
Leidos Holdings, Inc.	103,589	16,110,161
Parsons Corp. (a)	378,904	20,525,230
Planet Labs PBC (a)	462,243	12,919,692
		62,777,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.0%
Allegro MicroSystems, Inc. (a)	107,310	3,383,484
Ambarella, Inc. (a)	182,694	9,404,174
Analog Devices, Inc.	16,977	5,401,063
Applied Materials, Inc.	34,088	11,650,938
Broadcom, Inc.	7,294	2,257,566
Canadian Solar, Inc. (a) (b)	235,274	3,258,545
Daqo New Energy Corp. ADR (a)	158,355	3,368,211
Enphase Energy, Inc. (a)	240,146	9,079,920
First Solar, Inc. (a)	23,054	4,547,632
Himax Technologies, Inc. ADR (b)	1,303,527	10,258,757
indie Semiconductor, Inc. Class A (a) (b)	589,592	1,898,486
Intel Corp. (a)	58,464	2,580,016
JinkoSolar Holding Co. Ltd. ADR	193,309	4,911,982
KLA Corp.	8,345	12,287,261
Kopin Corp. (a) (b)	2,840,190	6,390,428
Micron Technology, Inc.	19,265	6,508,488
NVIDIA Corp.	41,602	7,255,389
NXP Semiconductors NV	16,084	3,166,296
ON Semiconductor Corp. (a)	277,006	17,152,212
QUALCOMM, Inc.	16,277	2,096,152
Silicon Laboratories, Inc. (a)	51,947	10,812,768
SolarEdge Technologies, Inc. (a) (b)	245,150	12,514,907
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
STMicroelectronics NV NY Reg Shrs	113,413	$3,918,419
Synaptics, Inc. (a)	69,178	4,845,227
Teradyne, Inc.	27,072	8,025,765
Tower Semiconductor Ltd. (a) (b)	36,770	6,452,400
Ultra Clean Holdings, Inc. (a)	120,027	7,463,279
Veeco Instruments, Inc. (a)	221,507	7,500,227
		188,389,992
SOFTWARE — 9.4%
A10 Networks, Inc.	144,801	3,347,799
ACI Worldwide, Inc. (a)	49,032	2,010,802
Adobe, Inc. (a)	4,532	1,101,639
Agilysys, Inc. (a)	12,130	862,928
Alarm.com Holdings, Inc. (a)	147,944	6,389,701
Asana, Inc. Class A (a) (b)	175,690	1,124,416
Atlassian Corp. Class A (a)	15,287	1,043,338
Aurora Innovation, Inc. (a) (b)	686,079	2,826,646
Autodesk, Inc. (a)	25,160	6,023,304
Bill Holdings, Inc. (a)	28,729	1,100,321
Bit Digital, Inc. (a) (b)	3,305,588	4,330,320
Bitdeer Technologies Group Class A (a) (b)	849,416	7,347,448
Bitfarms Ltd. (a) (b)	3,357,274	6,546,684
Blackbaud, Inc. (a)	31,711	1,224,362
BlackBerry Ltd. (a) (b)	551,732	1,787,612
Box, Inc. Class A (a)	78,816	1,863,210
BTCS, Inc. (a)	2,369,595	3,293,737
Check Point Software Technologies Ltd. (a)	12,383	1,768,912
Cipher Digital, Inc. (a) (b)	588,235	7,570,584
Circle Internet Group, Inc. (a)	134,247	12,808,506
Cleanspark, Inc. (a) (b)	749,823	6,380,994
Core Scientific, Inc. (a) (b)	492,651	7,370,059
Crowdstrike Holdings, Inc. Class A (a)	4,783	1,867,331
CyberArk Software Ltd. (a)	5,289	238,005
Datadog, Inc. Class A (a)	14,710	1,736,516
Domo, Inc. Class B (a) (b)	162,479	497,186
Dropbox, Inc. Class A (a)	92,095	2,092,398
Fortinet, Inc. (a)	32,169	2,628,851
Gen Digital, Inc.	94,276	1,775,217
Gorilla Technology Group, Inc. (a) (b)	190,346	2,004,343
Hive Digital Technologies Ltd. (a) (b)	2,361,997	4,487,794
Hut 8 Corp. (a) (b)	196,869	9,235,125
I3 Verticals, Inc. Class A (a) (b)	56,650	1,266,694
IREN Ltd. (a) (b)	173,840	5,959,235
Lightspeed Commerce, Inc. (a) (b)	120,885	1,083,130
MARA Holdings, Inc. (a) (b)	650,589	5,308,806
Microsoft Corp.	10,714	3,966,001
Monday.com Ltd. (a)	14,607	1,009,490
N-able, Inc. (a)	314,261	1,467,599
Nebius Group NV (a) (b)	23,993	2,489,514
OneSpan, Inc.	191,338	2,014,789
Security Description	Shares	Value
Palo Alto Networks, Inc. (a)	23,980	$3,844,474
Pony AI, Inc. ADR (a) (b)	209,613	1,978,747
Progress Software Corp. (a)	35,419	908,497
PTC, Inc. (a)	118,777	16,924,535
Q2 Holdings, Inc. (a)	71,064	3,361,327
Qualys, Inc. (a)	16,483	1,448,032
Rapid7, Inc. (a) (b)	177,012	975,336
Rekor Systems, Inc. (a) (b)	3,076,793	2,522,970
RingCentral, Inc. Class A	85,978	3,197,522
Riot Platforms, Inc. (a)	579,580	7,163,609
Roper Technologies, Inc.	11,210	3,966,771
Rubrik, Inc. Class A (a)	27,832	1,362,933
SailPoint, Inc. (a) (b)	115,351	1,527,247
Samsara, Inc. Class A (a)	77,522	2,456,672
SentinelOne, Inc. Class A (a)	164,959	2,124,672
Synopsys, Inc. (a)	10,067	3,991,364
Tenable Holdings, Inc. (a)	95,586	1,616,837
Trimble, Inc. (a)	58,106	3,790,254
Unity Software, Inc. (a)	175,297	3,846,016
Varonis Systems, Inc. (a)	74,709	1,604,002
Weave Communications, Inc. (a) (b)	248,070	1,146,083
Workiva, Inc. (a)	29,155	1,738,513
Xunlei Ltd. ADR (a) (b)	1,055,650	5,869,414
Zoom Communications, Inc. (a)	29,448	2,367,325
Zscaler, Inc. (a)	8,676	1,217,156
		220,201,654
SPECIALTY RETAIL — 0.2%
EVgo, Inc. (a) (b)	2,256,139	3,880,559
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Apple, Inc.	18,933	4,805,006
Canaan, Inc. ADR (a) (b)	8,109,780	3,501,803
Eastman Kodak Co. (a) (b)	648,604	5,869,866
GPGI, Inc. Class A (b)	77,775	1,329,953
HP, Inc.	236,164	4,536,710
Xerox Holdings Corp. (b)	3,130,610	4,038,487
		24,081,825
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	37,645	9,987,971
Core & Main, Inc. Class A (a)	90,239	4,457,807
		14,445,778
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
SK Telecom Co. Ltd. ADR (b)	269,153	7,883,491
Turkcell Iletisim Hizmetleri AS ADR (b)	991,782	5,980,446
		13,863,937
TOTAL COMMON STOCKS (Cost $2,142,454,824)		2,343,566,328
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	693,338	$693,338
State Street Navigator Securities Lending Portfolio II (g) (h)	217,801,417	217,801,417
TOTAL SHORT-TERM INVESTMENTS (Cost $218,494,755)		218,494,755
TOTAL INVESTMENTS — 109.2% (Cost $2,360,949,579)		2,562,061,083
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(216,302,558)
NET ASSETS — 100.0%		$2,345,758,525

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
These securities are affiliated investments as a result of the
Fund owning 5% or more of the entity’s outstanding shares.
Amounts related to these investments during the period
ended March 31, 2026 are shown in the Affiliate Table
below.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,343,328,323	$238,005	$0 (a)	$2,343,566,328
Short-Term Investments	218,494,755	—	—	218,494,755
TOTAL INVESTMENTS	$2,561,823,078	$238,005	$0	$2,562,061,083

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
3D Systems Corp.	7,169,485	$11,041,007	$4,644,040	$2,223,448	$(206,468)	$3,039,767	8,667,499	$16,294,898	$—
BTCS, Inc.	—	—	7,655,701	87,558	(16,542)	— *	—	— *	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,522,191	2,522,191	72,851,106	74,679,959	—	—	693,338	693,338	74,753
State Street Navigator Securities Lending Portfolio II	229,135,396	229,135,396	648,183,789	659,517,768	—	—	217,801,417	217,801,417	2,722,209
Vuzix Corp.	—	—	17,263,833	253,641	(18,862)	(4,266,723)	5,508,488	12,724,607	—
Total		$242,698,594	$750,598,469	$736,762,374	$(241,872)	$(1,226,956)		$247,514,260	$2,796,962

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2026.
*	As of March 31, 2026, no longer an affiliate.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 5.2%
EHang Holdings Ltd. ADR (a) (b)	18,391	$178,577
Embraer SA ADR	2,709	160,752
HEICO Corp.	571	156,568
Huntington Ingalls Industries, Inc.	551	209,325
Textron, Inc.	2,076	181,774
		886,996
AUTO COMPONENTS — 18.9%
Aptiv PLC (a)	2,256	156,657
BorgWarner, Inc.	5,902	320,243
Dana, Inc.	11,319	380,884
Dauch Corp. (a)	40,875	242,389
ECARX Holdings, Inc. Class A (a) (b)	99,738	97,524
Garrett Motion, Inc.	15,367	279,218
Gentherm, Inc. (a)	6,744	187,348
Hesai Group ADR (a) (b)	12,500	239,000
Kodiak AI, Inc. (a) (b)	31,206	216,570
Lear Corp.	1,590	192,517
Magna International, Inc.	3,457	192,935
Mobileye Global, Inc. Class A (a) (b)	21,661	148,811
Solid Power, Inc. (a) (b)	49,961	149,883
Visteon Corp.	2,474	225,406
WeRide, Inc. ADR (a) (b)	28,517	230,703
		3,260,088
AUTOMOBILES — 14.7%
Ford Motor Co.	13,166	151,936
General Motors Co.	3,178	236,761
Honda Motor Co. Ltd. ADR (b)	8,407	204,374
Li Auto, Inc. ADR (a)	14,926	266,131
Lucid Group, Inc. (a) (b)	19,708	187,817
NIO, Inc. ADR (a)	51,076	307,988
Niu Technologies ADR (a)	41,884	121,045
Rivian Automotive, Inc. Class A (a)	14,616	219,971
Stellantis NV	14,564	103,259
Tesla, Inc. (a)	567	210,782
Toyota Motor Corp. ADR (b)	877	180,741
Vinfast Auto Ltd. (a) (b)	28,903	111,276
XPeng, Inc. ADR (a)	13,021	222,789
		2,524,870
BUILDING PRODUCTS — 1.4%
Modine Manufacturing Co. (a)	1,083	234,697
CHEMICALS — 1.5%
Aspen Aerogels, Inc. (a)	77,835	266,196
COMMUNICATIONS EQUIPMENT — 2.5%
Ituran Location & Control Ltd.	3,393	166,291
Lantronix, Inc. (a)	14,494	75,949
Ondas, Inc. (a) (b)	21,208	191,720
		433,960
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Iridium Communications, Inc.	9,361	259,674
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 6.8%
Ballard Power Systems, Inc. (a) (b)	92,018	$222,684
Blink Charging Co. (a) (b)	271,044	153,655
Electrovaya, Inc. (a)	30,320	237,102
Plug Power, Inc. (a) (b)	113,673	256,901
Sensata Technologies Holding PLC	4,888	172,155
SES AI Corp. (a) (b)	123,513	118,820
		1,161,317
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.8%
Aeva Technologies, Inc. (a) (b)	16,566	218,008
AEye, Inc. (a)	98,174	177,694
Innoviz Technologies Ltd. (a)	199,852	126,406
MicroVision, Inc. (a) (b)	276,794	177,480
Ouster, Inc. (a)	9,948	182,745
Powerfleet, Inc. NJ (a)	33,058	101,819
Red Cat Holdings, Inc. (a)	30,629	400,934
Unusual Machines, Inc. (a)	24,409	302,672
Vontier Corp.	4,856	172,242
		1,860,000
GROUND TRANSPORTATION — 4.6%
Avis Budget Group, Inc. (a) (b)	1,903	277,553
Grab Holdings Ltd. Class A (a)	34,081	124,737
Lyft, Inc. Class A (a)	12,591	167,460
Uber Technologies, Inc. (a)	3,037	218,451
		788,201
INTERACTIVE MEDIA & SERVICES — 0.9%
Baidu, Inc. ADR (a) (b)	1,397	155,654
MACHINERY — 8.1%
Allison Transmission Holdings, Inc.	2,618	306,463
Blue Bird Corp. (a)	3,465	196,777
Cummins, Inc.	491	264,168
Hyster-Yale, Inc.	3,938	128,024
Microvast Holdings, Inc. (a) (b)	75,907	113,861
Oshkosh Corp.	1,334	196,378
PACCAR, Inc.	1,558	179,949
		1,385,620
METALS & MINING — 1.2%
ArcelorMittal SA NY Reg Shrs	3,925	204,021
OIL, GAS & CONSUMABLE FUELS — 1.5%
Eni SpA ADR (b)	4,693	265,671
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.6%
Allegro MicroSystems, Inc. (a)	8,774	276,644
Ambarella, Inc. (a)	3,239	166,728
Enphase Energy, Inc. (a)	5,404	204,325
indie Semiconductor, Inc. Class A (a) (b)	58,007	186,783
Intel Corp. (a)	4,329	191,039
NVIDIA Corp.	1,400	244,160
NXP Semiconductors NV	768	151,188
ON Semiconductor Corp. (a)	4,660	288,547
QUALCOMM, Inc.	1,408	181,322
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SolarEdge Technologies, Inc. (a) (b)	5,593	$285,523
STMicroelectronics NV NY Reg Shrs	9,757	337,104
		2,513,363
SOFTWARE — 5.7%
Aurora Innovation, Inc. (a) (b)	57,087	235,198
Karooooo Ltd.	2,529	126,045
Nebius Group NV (a) (b)	1,885	195,588
Pony AI, Inc. ADR (a) (b)	17,486	165,068
Samsara, Inc. Class A (a)	3,951	125,207
Trimble, Inc. (a)	2,138	139,462
		986,568
TOTAL COMMON STOCKS (Cost $22,922,231)		17,186,896
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	9,369	9,369
State Street Navigator Securities Lending Portfolio II (e) (f)	1,649,941	1,649,941
TOTAL SHORT-TERM INVESTMENTS (Cost $1,659,310)		1,659,310
TOTAL INVESTMENTS — 109.5% (Cost $24,581,541)		18,846,206
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(1,635,011)
NET ASSETS — 100.0%		$17,211,195

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,186,896	$—	$—	$17,186,896
Short-Term Investments	1,659,310	—	—	1,659,310
TOTAL INVESTMENTS	$18,846,206	$—	$—	$18,846,206
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,615	$39,615	$562,053	$592,299	$—	$—	9,369	$9,369	$952
State Street Navigator Securities Lending Portfolio II	1,857,187	1,857,187	11,457,448	11,664,694	—	—	1,649,941	1,649,941	31,634
Total		$1,896,802	$12,019,501	$12,256,993	$—	$—		$1,659,310	$32,586
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.5%
Axon Enterprise, Inc. (a)	30	$12,741
AUTOMOBILES — 4.3%
Rivian Automotive, Inc. Class A (a)	780	11,739
Tesla, Inc. (a)	275	102,231
		113,970
BANKS — 1.9%
Bank of America Corp.	8	390
JPMorgan Chase & Co.	138	40,594
Wells Fargo & Co.	100	7,961
		48,945
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	87	18,922
Alnylam Pharmaceuticals, Inc. (a)	11	3,640
Amgen, Inc.	25	8,796
Gilead Sciences, Inc.	9	1,254
Neurocrine Biosciences, Inc. (a)	7	922
Regeneron Pharmaceuticals, Inc.	7	5,409
Vertex Pharmaceuticals, Inc. (a)	15	6,698
		45,641
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	435	90,598
MercadoLibre, Inc. (a)	3	5,187
		95,785
CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	2	889
Bank of New York Mellon Corp.	71	8,423
Blackrock, Inc.	3	2,885
Blackstone, Inc.	35	4,025
Cboe Global Markets, Inc.	14	3,935
Charles Schwab Corp.	135	12,687
CME Group, Inc.	35	10,337
Coinbase Global, Inc. Class A (a)	1	175
Intercontinental Exchange, Inc.	45	7,078
KKR & Co., Inc.	31	2,867
Moody's Corp.	40	17,450
Nasdaq, Inc.	77	6,537
S&P Global, Inc.	39	16,588
T. Rowe Price Group, Inc.	23	2,073
Tradeweb Markets, Inc. Class A	5	588
		96,537
CHEMICALS — 0.6%
Sherwin-Williams Co.	48	15,386
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	24	4,059
Copart, Inc. (a)	78	2,590
Rollins, Inc.	62	3,311
Veralto Corp.	47	4,156
		14,116
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	21	$2,579
Cisco Systems, Inc.	197	15,285
F5, Inc. (a)	18	5,208
Motorola Solutions, Inc.	27	11,717
		34,789
CONSUMER FINANCE — 0.4%
American Express Co.	35	10,587
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% *
Verizon Communications, Inc.	16	803
ELECTRIC UTILITIES — 1.1%
Edison International	379	27,735
ENTERTAINMENT — 1.0%
Liberty Media Corp.-Liberty Formula One Class C (a)	25	2,126
Netflix, Inc. (a)	250	24,037
Take-Two Interactive Software, Inc. (a)	4	790
		26,953
FINANCIAL SERVICES — 4.6%
Apollo Global Management, Inc.	34	3,788
Block, Inc. (a)	10	602
Fiserv, Inc. (a)	12	670
Mastercard, Inc. Class A	120	59,959
PayPal Holdings, Inc.	62	2,804
Visa, Inc. Class A	180	54,403
		122,226
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Cooper Cos., Inc. (a)	26	1,859
IDEXX Laboratories, Inc. (a)	8	4,495
Intuitive Surgical, Inc. (a)	19	8,759
		15,113
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	537	8,823
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	9	1,581
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	47	5,935
Chipotle Mexican Grill, Inc. (a)	70	2,241
McDonald's Corp.	83	25,795
		33,971
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	31	7,192
INDUSTRIAL REITs — 2.6%
Prologis, Inc. REIT	515	68,073
INSURANCE — 3.0%
Aflac, Inc.	131	14,372
Aon PLC Class A	13	4,196
Arch Capital Group Ltd. (a)	63	6,047
Arthur J Gallagher & Co.	9	1,949
Brown & Brown, Inc.	51	3,326
Chubb Ltd.	35	11,407
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Cincinnati Financial Corp.	25	$3,934
Erie Indemnity Co. Class A	6	1,508
Hartford Insurance Group, Inc.	29	3,922
Markel Group, Inc. (a)	2	3,828
Marsh & McLennan Cos., Inc.	51	8,846
MetLife, Inc.	40	2,829
Progressive Corp.	36	7,137
W.R. Berkley Corp.	36	2,386
Willis Towers Watson PLC	11	3,198
		78,885
INTERACTIVE MEDIA & SERVICES — 8.1%
Alphabet, Inc. Class A	173	49,748
Alphabet, Inc. Class C	340	97,532
Meta Platforms, Inc. Class A	114	65,223
Pinterest, Inc. Class A (a)	20	367
Snap, Inc. Class A (a)	40	184
		213,054
IT SERVICES — 1.7%
Accenture PLC Class A	17	3,371
International Business Machines Corp.	155	37,570
MongoDB, Inc. (a)	1	245
Okta, Inc. (a)	7	551
Snowflake, Inc. (a)	5	754
VeriSign, Inc.	5	1,242
		43,733
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	19	2,166
Danaher Corp.	57	10,807
IQVIA Holdings, Inc. (a)	11	1,876
Mettler-Toledo International, Inc. (a)	6	7,567
Waters Corp. (a)	13	3,872
West Pharmaceutical Services, Inc.	19	4,762
		31,050
MACHINERY — 1.4%
Graco, Inc.	31	2,624
IDEX Corp.	30	5,687
Xylem, Inc.	239	28,560
		36,871
MEDIA — 0.0% *
Trade Desk, Inc. Class A (a)	12	272
PHARMACEUTICALS — 5.7%
Bristol-Myers Squibb Co.	166	10,068
Eli Lilly & Co.	94	86,458
Johnson & Johnson	18	4,400
Merck & Co., Inc.	175	21,051
Royalty Pharma PLC Class A	327	15,686
Zoetis, Inc.	99	11,703
		149,366
PROFESSIONAL SERVICES — 0.3%
Automatic Data Processing, Inc.	8	1,625
Equifax, Inc.	10	1,801
Paychex, Inc.	27	2,487
Security Description	Shares	Value
TransUnion	3	$208
Verisk Analytics, Inc.	14	2,656
		8,777
RESIDENTIAL REITs — 1.9%
AvalonBay Communities, Inc. REIT	140	22,869
Equity Residential REIT	36	2,130
Essex Property Trust, Inc. REIT	63	15,246
UDR, Inc. REIT	312	10,539
		50,784
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	20	3,731
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.0%
Advanced Micro Devices, Inc. (a)	257	52,282
Analog Devices, Inc.	75	23,860
Broadcom, Inc.	220	68,092
First Solar, Inc. (a)	100	19,726
KLA Corp.	9	13,252
Marvell Technology, Inc.	699	69,236
Monolithic Power Systems, Inc.	3	3,280
NVIDIA Corp.	1,495	260,728
Texas Instruments, Inc.	82	15,919
		526,375
SOFTWARE — 11.4%
Adobe, Inc. (a)	29	7,049
Autodesk, Inc. (a)	23	5,506
Fortinet, Inc. (a)	35	2,860
HubSpot, Inc. (a)	1	244
Intuit, Inc.	24	10,377
Microsoft Corp.	461	170,648
Oracle Corp.	113	16,624
Palo Alto Networks, Inc. (a)	6	962
Roper Technologies, Inc.	8	2,831
Salesforce, Inc.	170	31,734
ServiceNow, Inc. (a)	391	40,879
Synopsys, Inc. (a)	12	4,758
Trimble, Inc. (a)	49	3,196
Tyler Technologies, Inc. (a)	2	685
Workday, Inc. Class A (a)	8	1,039
Zoom Communications, Inc. (a)	7	563
		299,955
SPECIALIZED REITs — 6.0%
American Tower Corp. REIT	127	21,918
Digital Realty Trust, Inc. REIT	335	60,370
Equinix, Inc. REIT	77	75,479
		157,767
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
Apple, Inc.	783	198,718
WATER UTILITIES — 0.9%
American Water Works Co., Inc.	183	24,904
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	6	$1,260
TOTAL COMMON STOCKS (Cost $2,784,142)		2,626,469
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $6,318)	6,318	6,318
TOTAL INVESTMENTS — 100.0% (Cost $2,790,460)		2,632,787
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		1,254
NET ASSETS — 100.0%		$2,634,041

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,626,469	$—	$—	$2,626,469
Short-Term Investment	6,318	—	—	6,318
TOTAL INVESTMENTS	$2,632,787	$—	$—	$2,632,787
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,707	$3,707	$35,169	$32,558	$—	$—	6,318	$6,318	$138
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
Axon Enterprise, Inc. (a)	152	$64,553
Boeing Co. (a)	2,950	587,138
Curtiss-Wright Corp.	178	121,239
FTAI Aviation Ltd.	290	71,050
General Dynamics Corp.	9,584	3,289,420
General Electric Co.	4,119	1,168,849
HEICO Corp.	170	46,614
HEICO Corp. Class A	286	60,372
Howmet Aerospace, Inc.	11,971	2,758,837
L3Harris Technologies, Inc.	2,155	743,798
Lockheed Martin Corp.	16,713	10,101,170
Northrop Grumman Corp.	8,548	5,831,788
Rocket Lab Corp. (a)	181	11,624
RTX Corp.	16,155	3,116,299
Textron, Inc.	3,443	301,469
TransDigm Group, Inc.	151	175,003
		28,449,223
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	4,568	758,608
Expeditors International of Washington, Inc.	5,949	852,075
FedEx Corp.	6,012	2,141,354
United Parcel Service, Inc. Class B	17,582	1,729,717
		5,481,754
AIRLINES — 0.0% *
Delta Air Lines, Inc.	5,234	347,956
United Airlines Holdings, Inc. (a)	2,945	271,146
		619,102
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	6,138	426,223
AUTOMOBILES — 0.6%
Ford Motor Co.	192,158	2,217,503
General Motors Co.	54,039	4,025,906
Rivian Automotive, Inc. Class A (a) (b)	5,746	86,477
Tesla, Inc. (a)	6,147	2,285,147
		8,615,033
BANKS — 3.3%
Bank of America Corp.	173,568	8,461,440
Citigroup, Inc.	58,952	6,685,746
Citizens Financial Group, Inc.	15,783	946,507
Fifth Third Bancorp	23,573	1,095,202
First Citizens BancShares, Inc. Class A (b)	1,082	2,039,202
Huntington Bancshares, Inc.	57,041	892,692
JPMorgan Chase & Co.	43,244	12,720,655
KeyCorp	24,705	495,335
M&T Bank Corp.	5,111	1,056,546
Pinnacle Financial Partners, Inc.	4,623	398,225
Security Description	Shares	Value
PNC Financial Services Group, Inc.	11,317	$2,354,955
Regions Financial Corp.	28,042	732,457
Truist Financial Corp.	40,353	1,855,027
U.S. Bancorp	43,854	2,280,847
Wells Fargo & Co.	70,040	5,575,884
		47,590,720
BEVERAGES — 2.6%
Coca-Cola Co.	211,619	16,093,625
Constellation Brands, Inc. Class A	2,101	315,150
Keurig Dr. Pepper, Inc.	110,857	2,918,865
Monster Beverage Corp. (a)	69,791	5,057,056
PepsiCo, Inc.	82,368	12,790,926
		37,175,622
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	22,705	4,938,110
Alnylam Pharmaceuticals, Inc. (a)	4,642	1,535,899
Amgen, Inc.	7,890	2,776,096
Biogen, Inc. (a)	3,306	606,089
Gilead Sciences, Inc.	40,854	5,693,822
Incyte Corp. (a)	27,467	2,585,194
Insmed, Inc. (a)	78	12,755
Natera, Inc. (a)	96	19,199
Neurocrine Biosciences, Inc. (a)	11,566	1,523,705
Regeneron Pharmaceuticals, Inc.	1,842	1,423,203
United Therapeutics Corp. (a)	3,454	2,048,153
Vertex Pharmaceuticals, Inc. (a)	24,091	10,757,595
		33,919,820
BROADLINE RETAIL — 0.9%
Amazon.com, Inc. (a)	48,721	10,147,123
eBay, Inc.	3,421	311,379
MercadoLibre, Inc. (a)	1,047	1,810,284
		12,268,786
BUILDING PRODUCTS — 0.5%
Allegion PLC	3,320	482,363
Builders FirstSource, Inc. (a)	3,720	306,268
Carlisle Cos., Inc.	1,816	605,854
Carrier Global Corp.	9,330	525,372
Johnson Controls International PLC	5,589	731,880
Lennox International, Inc.	1,479	686,448
Masco Corp.	2,906	175,435
Trane Technologies PLC	8,204	3,418,935
		6,932,555
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	3,918	1,741,159
ARES Management Corp. Class A	754	82,261
Bank of New York Mellon Corp.	9,893	1,173,607
Blackrock, Inc.	5,132	4,935,496
Blackstone, Inc.	2,756	316,912
Carlyle Group, Inc.	2,244	108,587
Cboe Global Markets, Inc.	20,280	5,700,100
Charles Schwab Corp.	13,233	1,243,637
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CME Group, Inc.	27,839	$8,222,249
Coinbase Global, Inc. Class A (a)	521	90,972
Goldman Sachs Group, Inc.	3,938	3,331,509
Interactive Brokers Group, Inc. Class A	3,146	211,002
Intercontinental Exchange, Inc.	12,909	2,030,327
KKR & Co., Inc.	3,397	314,222
LPL Financial Holdings, Inc.	642	193,133
Moody's Corp.	5,435	2,371,019
Morgan Stanley	14,512	2,388,240
MSCI, Inc.	229	123,433
Nasdaq, Inc.	2,955	250,850
Northern Trust Corp.	3,114	434,621
Raymond James Financial, Inc.	2,816	407,729
Robinhood Markets, Inc. Class A (a)	644	44,629
S&P Global, Inc.	1,838	781,775
State Street Corp. (c)	5,963	754,677
T. Rowe Price Group, Inc.	10,383	935,924
Tradeweb Markets, Inc. Class A	10,488	1,234,018
		39,422,088
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	2,404	698,338
CF Industries Holdings, Inc.	4,576	594,148
Corteva, Inc.	26,673	2,232,797
Dow, Inc.	41,976	1,748,300
DuPont de Nemours, Inc.	12,899	590,774
Ecolab, Inc.	1,401	372,694
International Flavors & Fragrances, Inc.	4,762	345,483
Linde PLC	22,770	11,288,455
LyondellBasell Industries NV Class A	15,177	1,222,659
PPG Industries, Inc.	4,118	440,132
RPM International, Inc.	1,222	121,467
Sherwin-Williams Co.	7,662	2,456,054
		22,111,301
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Cintas Corp.	13,752	2,326,013
Copart, Inc. (a)	32,370	1,074,684
Republic Services, Inc.	29,912	6,551,326
Rollins, Inc.	44,515	2,377,546
Veralto Corp.	8,390	741,844
Waste Connections, Inc.	38,047	6,180,355
Waste Management, Inc.	32,727	7,520,338
		26,772,106
COMMUNICATIONS EQUIPMENT — 2.7%
Arista Networks, Inc. (a)	51,890	6,371,054
Ciena Corp. (a)	3,320	1,288,924
Cisco Systems, Inc.	234,431	18,189,501
F5, Inc. (a)	11,358	3,286,210
Lumentum Holdings, Inc. (a) (b)	136	95,575
Motorola Solutions, Inc.	21,183	9,192,787
		38,424,051
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	1,524	$129,266
Comfort Systems USA, Inc.	1,278	1,762,349
EMCOR Group, Inc.	1,848	1,364,397
Quanta Services, Inc.	820	450,196
		3,706,208
CONSTRUCTION MATERIALS — 0.1%
Amrize Ltd. (a)	9,725	544,795
CRH PLC	8,755	920,326
Martin Marietta Materials, Inc.	411	241,947
Vulcan Materials Co.	921	250,788
		1,957,856
CONSUMER FINANCE — 0.3%
American Express Co.	3,981	1,204,173
Capital One Financial Corp.	10,452	1,906,758
SoFi Technologies, Inc. (a) (b)	3,558	56,501
Synchrony Financial	9,159	622,995
		3,790,427
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.6%
Casey's General Stores, Inc.	396	288,233
Costco Wholesale Corp.	18,694	18,627,262
Dollar General Corp.	5,680	674,386
Dollar Tree, Inc. (a)	4,152	454,686
Kroger Co.	73,226	5,298,633
Sysco Corp.	11,362	810,452
Target Corp.	16,531	2,003,557
Walmart, Inc.	192,870	23,969,884
		52,127,093
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	9,445	375,439
Avery Dennison Corp.	893	154,203
Ball Corp.	16,560	978,862
International Paper Co.	13,337	476,131
Packaging Corp. of America	1,150	244,053
Smurfit Westrock PLC	12,623	503,026
		2,731,714
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	2,806	296,735
DIVERSIFIED REITs — 0.0% *
WP Carey, Inc. REIT	3,622	246,151
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	361,287	10,473,710
Comcast Corp. Class A	154,272	4,429,149
Verizon Communications, Inc.	273,012	13,705,203
		28,608,062
ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	6,584	472,468
American Electric Power Co., Inc.	26,387	3,458,808
Constellation Energy Corp.	1,640	457,970
Duke Energy Corp.	68,189	8,928,668
Edison International	10,639	778,562
Entergy Corp.	6,219	698,767
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Evergy, Inc.	3,701	$303,186
Eversource Energy	5,562	385,335
Exelon Corp.	19,640	962,753
FirstEnergy Corp.	9,072	459,587
NextEra Energy, Inc.	25,242	2,344,477
NRG Energy, Inc.	1,946	284,388
Oklo, Inc. (a) (b)	5,415	268,530
PG&E Corp.	57,907	1,017,426
PPL Corp.	17,953	685,804
Southern Co.	87,596	8,454,766
Xcel Energy, Inc.	39,156	3,110,553
		33,072,048
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	7,877	1,688,514
Bloom Energy Corp. Class A (a)	125	16,936
Eaton Corp. PLC	12,951	4,632,184
Emerson Electric Co.	5,356	701,743
GE Vernova, Inc.	1,742	1,520,592
Hubbell, Inc.	1,844	904,925
Rockwell Automation, Inc.	754	270,595
Vertiv Holdings Co. Class A	759	190,190
		9,925,679
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Amphenol Corp. Class A	86,138	10,883,536
CDW Corp.	7,473	904,383
Coherent Corp. (a)	777	185,089
Corning, Inc.	24,130	3,280,956
Flex Ltd. (a)	5,923	387,720
Jabil, Inc.	4,662	1,238,367
Keysight Technologies, Inc. (a)	1,320	372,728
TE Connectivity PLC	15,578	3,256,114
Teledyne Technologies, Inc. (a)	7,553	4,569,641
Zebra Technologies Corp. Class A (a)	518	108,303
		25,186,837
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	14,588	890,597
Halliburton Co.	22,975	895,795
SLB Ltd.	28,420	1,460,504
		3,246,896
ENTERTAINMENT — 2.0%
Electronic Arts, Inc.	27,372	5,580,330
Liberty Media Corp.-Liberty Formula One Class C (a)	31,906	2,712,648
Live Nation Entertainment, Inc. (a)	1,243	189,570
Netflix, Inc. (a)	164,946	15,859,558
ROBLOX Corp. Class A (a)	261	14,762
Take-Two Interactive Software, Inc. (a)	472	93,220
Walt Disney Co.	23,215	2,237,462
Warner Bros Discovery, Inc. (a)	60,237	1,654,108
		28,341,658
Security Description	Shares	Value
FINANCIAL SERVICES — 4.8%
Affirm Holdings, Inc. (a)	592	$27,125
Apollo Global Management, Inc.	3,581	398,995
Berkshire Hathaway, Inc. Class B (a)	32,169	15,415,385
Block, Inc. (a)	7,745	466,094
Corebridge Financial, Inc.	13,581	324,043
Corpay, Inc. (a)	647	188,271
Equitable Holdings, Inc.	6,589	244,518
Fidelity National Information Services, Inc.	5,207	244,260
Fiserv, Inc. (a)	13,702	764,572
Global Payments, Inc.	6,867	462,149
Jack Henry & Associates, Inc.	2,787	440,457
Mastercard, Inc. Class A	43,804	21,887,107
PayPal Holdings, Inc.	38,457	1,739,410
Rocket Cos., Inc. Class A (a)	4	57
Toast, Inc. Class A (a)	480	12,725
Visa, Inc. Class A	87,677	26,499,496
		69,114,664
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	23,090	1,678,412
Bunge Global SA	6,509	827,945
General Mills, Inc.	31,494	1,172,207
Hershey Co.	11,360	2,361,630
Hormel Foods Corp.	7,069	160,113
Kraft Heinz Co.	35,400	796,146
McCormick & Co., Inc.	2,485	125,343
Mondelez International, Inc. Class A	76,725	4,422,429
Tyson Foods, Inc. Class A	26,178	1,677,225
		13,221,450
GAS UTILITIES — 0.1%
Atmos Energy Corp.	3,679	679,585
GROUND TRANSPORTATION — 0.5%
CSX Corp.	20,970	860,819
JB Hunt Transport Services, Inc.	1,397	296,024
Norfolk Southern Corp.	2,204	632,548
Old Dominion Freight Line, Inc.	7,368	1,439,707
Uber Technologies, Inc. (a)	25,662	1,845,868
Union Pacific Corp.	5,471	1,327,374
		6,402,340
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	100,768	10,345,851
ABIOMED, Inc. (a)	36	37
Becton Dickinson & Co.	4,144	651,561
Boston Scientific Corp. (a)	31,331	1,966,020
Cooper Cos., Inc. (a)	2,609	186,543
Dexcom, Inc. (a)	2,013	126,416
Edwards Lifesciences Corp. (a)	20,161	1,614,493
GE HealthCare Technologies, Inc.	6,612	470,642
Hologic, Inc. (a)	3,561	269,176
IDEXX Laboratories, Inc. (a)	3,574	2,008,195
Insulet Corp. (a)	1,307	274,261
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	10,783	$4,970,855
Medtronic PLC	22,320	1,934,028
ResMed, Inc.	5,272	1,183,459
Solventum Corp. (a)	1,940	126,682
STERIS PLC	868	191,941
Stryker Corp.	2,053	674,595
Zimmer Biomet Holdings, Inc.	3,810	344,500
		27,339,255
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Cardinal Health, Inc.	10,323	2,181,353
Cencora, Inc.	25,213	7,920,412
Centene Corp. (a)	51,251	1,677,958
Cigna Group	13,239	3,531,503
CVS Health Corp.	56,829	4,081,459
Elevance Health, Inc.	11,370	3,328,567
HCA Healthcare, Inc.	3,631	1,718,334
Humana, Inc.	5,144	891,918
Labcorp Holdings, Inc.	1,342	358,059
McKesson Corp.	10,707	9,265,410
Quest Diagnostics, Inc.	1,406	275,548
UnitedHealth Group, Inc.	48,951	13,245,651
Universal Health Services, Inc. Class B	1,274	228,008
		48,704,180
HEALTH CARE REITs — 0.4%
Healthpeak Properties, Inc. REIT	12,572	206,558
Ventas, Inc. REIT	12,004	981,687
Welltower, Inc. REIT	20,154	3,984,647
		5,172,892
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	4,793	841,938
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	2,964	374,294
Booking Holdings, Inc.	139	585,235
Carnival Corp.	10,008	259,007
Chipotle Mexican Grill, Inc. (a)	48,958	1,567,146
Darden Restaurants, Inc.	1,393	273,084
Domino's Pizza, Inc.	194	69,605
DoorDash, Inc. Class A (a)	6,267	940,990
DraftKings, Inc. Class A (a)	683	14,766
Expedia Group, Inc.	980	226,272
Flutter Entertainment PLC (a) (b)	1,193	121,626
Hilton Worldwide Holdings, Inc.	788	239,615
Hyatt Hotels Corp. Class A	219	31,490
Las Vegas Sands Corp.	2,313	124,624
Marriott International, Inc. Class A	1,153	377,112
McDonald's Corp.	23,591	7,331,847
Royal Caribbean Cruises Ltd.	1,316	362,137
Starbucks Corp.	8,541	765,188
Yum! Brands, Inc.	30,198	4,695,185
		18,359,223
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	14,111	1,936,311
Security Description	Shares	Value
Garmin Ltd.	5,933	$1,376,515
Lennar Corp. Class A	6,449	560,031
NVR, Inc. (a)	144	948,936
PulteGroup, Inc.	10,386	1,221,498
		6,043,291
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	37,355	3,485,969
Clorox Co.	1,407	145,807
Colgate-Palmolive Co.	55,351	4,717,566
Kimberly-Clark Corp.	11,637	1,122,621
Procter & Gamble Co.	125,553	18,134,875
		27,606,838
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
Vistra Corp.	2,109	317,046
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	5,567	808,496
Honeywell International, Inc.	5,738	1,296,960
		2,105,456
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	9,204	1,216,585
INSURANCE — 3.7%
Aflac, Inc.	8,290	909,496
Allstate Corp.	15,274	3,166,911
American International Group, Inc.	18,591	1,398,973
Aon PLC Class A	7,958	2,568,683
Arch Capital Group Ltd. (a)	33,162	3,183,220
Arthur J Gallagher & Co.	8,860	1,918,899
Brown & Brown, Inc.	2,955	192,696
Chubb Ltd.	28,545	9,303,672
Cincinnati Financial Corp.	2,684	422,327
Erie Indemnity Co. Class A	2,785	699,898
Everest Group Ltd.	1,513	494,524
Fidelity National Financial, Inc.	4,605	213,580
Hartford Insurance Group, Inc.	17,615	2,382,077
Loews Corp.	19,918	2,126,047
Markel Group, Inc. (a)	257	491,916
Marsh & McLennan Cos., Inc.	27,993	4,855,386
MetLife, Inc.	13,818	977,209
Principal Financial Group, Inc.	5,902	531,829
Progressive Corp.	31,473	6,239,208
Prudential Financial, Inc.	11,155	1,089,732
Travelers Cos., Inc.	20,830	6,075,694
W.R. Berkley Corp.	35,660	2,363,545
Willis Towers Watson PLC	6,781	1,971,237
		53,576,759
INTERACTIVE MEDIA & SERVICES — 5.0%
Alphabet, Inc. Class A	73,616	21,169,017
Alphabet, Inc. Class C	68,245	19,576,760
Meta Platforms, Inc. Class A	53,333	30,513,409
Pinterest, Inc. Class A (a)	4,161	76,313
Reddit, Inc. Class A (a)	98	13,196
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Snap, Inc. Class A (a)	3,010	$13,846
		71,362,541
IT SERVICES — 1.9%
Accenture PLC Class A	46,156	9,152,273
Cloudflare, Inc. Class A (a)	162	33,427
Cognizant Technology Solutions Corp. Class A	68,056	4,175,236
CoreWeave, Inc. Class A (a) (b)	635	49,193
Gartner, Inc. (a)	3,490	552,607
GoDaddy, Inc. Class A (a)	23,329	1,928,608
International Business Machines Corp.	28,190	6,832,974
MongoDB, Inc. (a)	84	20,561
Okta, Inc. (a)	946	74,460
Snowflake, Inc. (a)	8,529	1,286,344
Twilio, Inc. Class A (a)	888	111,728
VeriSign, Inc.	13,842	3,437,799
		27,655,210
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	9,357	1,066,511
Danaher Corp.	6,019	1,141,202
Illumina, Inc. (a)	827	101,936
IQVIA Holdings, Inc. (a)	1,898	323,685
Mettler-Toledo International, Inc. (a)	104	131,165
Thermo Fisher Scientific, Inc.	2,993	1,471,149
Waters Corp. (a)	2,594	772,493
West Pharmaceutical Services, Inc.	2,529	633,869
		5,642,010
MACHINERY — 2.0%
Caterpillar, Inc.	16,741	11,860,329
CNH Industrial NV	34,683	381,513
Cummins, Inc.	5,411	2,911,226
Deere & Co.	3,462	1,950,145
Dover Corp.	1,486	309,757
Fortive Corp.	5,101	281,983
Graco, Inc.	5,860	496,049
IDEX Corp.	811	153,725
Illinois Tool Works, Inc.	12,641	3,290,326
Ingersoll Rand, Inc.	3,363	269,443
Nordson Corp.	336	89,396
Otis Worldwide Corp.	3,132	241,415
PACCAR, Inc.	9,343	1,079,116
Parker-Hannifin Corp.	4,178	3,740,313
Pentair PLC	5,878	512,033
Snap-on, Inc.	2,129	773,295
Westinghouse Air Brake Technologies Corp.	1,436	358,871
Xylem, Inc.	2,015	240,792
		28,939,727
MEDIA — 0.2%
Charter Communications, Inc. Class A (a)	4,626	998,661
Security Description	Shares	Value
EchoStar Corp. Class A (a) (b)	2,093	$245,027
Fox Corp. Class A	3,764	219,818
Fox Corp. Class B	2,752	146,131
News Corp. Class A	6,119	152,547
Omnicom Group, Inc.	7,772	585,309
Trade Desk, Inc. Class A (a)	1,013	22,985
		2,370,478
METALS & MINING — 0.7%
Coeur Mining, Inc. (a)	4,440	83,339
Freeport-McMoRan, Inc.	18,764	1,102,948
Newmont Corp.	61,336	6,639,622
Nucor Corp.	7,225	1,221,747
Reliance, Inc.	1,253	380,812
Steel Dynamics, Inc.	3,661	658,980
		10,087,448
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Annaly Capital Management, Inc. REIT	11,323	239,481
MULTI-UTILITIES — 1.4%
Ameren Corp.	16,044	1,763,557
CenterPoint Energy, Inc.	8,668	374,111
CMS Energy Corp.	17,223	1,336,160
Consolidated Edison, Inc.	63,013	7,131,811
Dominion Energy, Inc.	31,856	1,969,338
DTE Energy Co.	5,049	738,265
NiSource, Inc.	6,323	295,031
Public Service Enterprise Group, Inc.	6,541	529,494
Sempra	9,153	889,397
WEC Energy Group, Inc.	40,567	4,696,442
		19,723,606
OIL, GAS & CONSUMABLE FUELS — 4.9%
Cheniere Energy, Inc.	7,651	2,171,048
Chevron Corp.	55,213	11,423,570
ConocoPhillips	35,188	4,644,816
Coterra Energy, Inc.	45,550	1,600,627
Devon Energy Corp.	24,201	1,217,794
Diamondback Energy, Inc.	4,748	939,107
EOG Resources, Inc.	19,673	2,844,126
EQT Corp.	8,604	547,558
Expand Energy Corp.	22,921	2,516,267
Exxon Mobil Corp.	144,194	24,463,954
Kinder Morgan, Inc.	27,589	925,059
Marathon Petroleum Corp.	12,395	3,026,611
Occidental Petroleum Corp.	27,106	1,761,890
ONEOK, Inc.	10,682	965,546
Phillips 66 Co.	15,967	2,908,868
Targa Resources Corp.	1,867	468,113
Texas Pacific Land Corp.	2,194	1,041,185
Valero Energy Corp.	13,598	3,359,794
Williams Cos., Inc.	39,291	2,859,599
		69,685,532
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.0% *
Estee Lauder Cos., Inc. Class A	2,221	$159,401
Kenvue, Inc.	28,581	492,737
		652,138
PHARMACEUTICALS — 5.9%
Bristol-Myers Squibb Co.	38,442	2,331,507
Eli Lilly & Co.	28,744	26,437,869
Johnson & Johnson	120,065	29,348,688
Merck & Co., Inc.	164,978	19,845,204
Pfizer, Inc.	158,659	4,455,145
Royalty Pharma PLC Class A	4,477	214,762
Zoetis, Inc.	18,111	2,140,901
		84,774,076
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	19,084	3,877,487
Broadridge Financial Solutions, Inc.	3,959	643,258
Equifax, Inc.	939	169,086
Jacobs Solutions, Inc.	1,527	194,357
Leidos Holdings, Inc.	1,676	260,652
Paychex, Inc.	12,623	1,162,831
SS&C Technologies Holdings, Inc.	2,741	185,209
TransUnion	1,794	124,127
Verisk Analytics, Inc.	3,954	750,271
		7,367,278
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% *
CBRE Group, Inc. Class A (a)	3,046	412,611
CoStar Group, Inc. (a)	1,872	75,516
Zillow Group, Inc. Class C (a)	744	30,787
		518,914
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	1,531	250,089
Equity Residential REIT	4,478	264,874
Essex Property Trust, Inc. REIT	667	161,414
Invitation Homes, Inc. REIT	7,500	186,375
Mid-America Apartment Communities, Inc. REIT	1,032	126,028
Sun Communities, Inc. REIT	20,914	2,634,327
UDR, Inc. REIT	2,796	94,449
		3,717,556
RETAIL REITs — 0.3%
Kimco Realty Corp. REIT	9,652	216,880
Realty Income Corp. REIT	63,704	3,897,411
Regency Centers Corp. REIT	1,894	143,300
Simon Property Group, Inc. REIT	2,417	450,843
		4,708,434
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.3%
Advanced Micro Devices, Inc. (a)	11,469	2,333,139
Analog Devices, Inc.	8,680	2,761,455
Applied Materials, Inc.	32,667	11,165,254
Astera Labs, Inc. (a)	2,327	255,039
Security Description	Shares	Value
Broadcom, Inc.	12,750	$3,946,253
Credo Technology Group Holding Ltd. (a)	2,182	204,824
Entegris, Inc.	1,568	183,832
First Solar, Inc. (a)	9,632	1,900,008
Intel Corp. (a)	48,869	2,156,589
KLA Corp.	6,239	9,186,366
Lam Research Corp.	52,923	11,307,528
Marvell Technology, Inc.	9,859	976,534
Microchip Technology, Inc.	5,781	373,511
Micron Technology, Inc.	9,028	3,050,020
Monolithic Power Systems, Inc.	1,875	2,050,031
NVIDIA Corp.	195,255	34,052,472
NXP Semiconductors NV	2,831	557,311
ON Semiconductor Corp. (a)	9,302	575,980
Qnity Electronics, Inc.	1,944	224,299
QUALCOMM, Inc.	49,412	6,363,277
Teradyne, Inc.	5,098	1,511,353
Texas Instruments, Inc.	45,616	8,855,890
		103,990,965
SOFTWARE — 7.2%
Adobe, Inc. (a)	31,288	7,605,487
AppLovin Corp. Class A (a)	8,049	3,203,502
Atlassian Corp. Class A (a)	88	6,006
Autodesk, Inc. (a)	20,430	4,890,942
Cadence Design Systems, Inc. (a)	11,165	3,102,419
Crowdstrike Holdings, Inc. Class A (a)	1,505	587,567
Datadog, Inc. Class A (a)	2,443	288,396
Fair Isaac Corp. (a)	1,282	1,368,586
Fortinet, Inc. (a)	57,324	4,684,517
Gen Digital, Inc.	54,768	1,031,281
HubSpot, Inc. (a)	1,059	258,502
Intuit, Inc.	17,388	7,518,224
Microsoft Corp.	97,095	35,941,656
Oracle Corp.	14,403	2,118,825
Palantir Technologies, Inc. Class A (a)	17,094	2,500,510
Palo Alto Networks, Inc. (a)	15,585	2,498,587
PTC, Inc. (a)	19,741	2,812,895
Roper Technologies, Inc.	13,263	4,693,245
Salesforce, Inc.	29,632	5,531,406
Samsara, Inc. Class A (a)	104	3,296
ServiceNow, Inc. (a)	38,686	4,044,621
Strategy, Inc. (a) (b)	2,135	266,448
Synopsys, Inc. (a)	5,222	2,070,419
Trimble, Inc. (a)	2,007	130,917
Tyler Technologies, Inc. (a)	6,575	2,251,149
Workday, Inc. Class A (a)	15,323	1,990,764
Zoom Communications, Inc. (a)	14,455	1,162,038
Zscaler, Inc. (a)	77	10,802
		102,573,007
SPECIALIZED REITs — 0.2%
American Tower Corp. REIT	2,930	505,659
Crown Castle, Inc. REIT	2,493	202,706
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	2,559	$461,157
Equinix, Inc. REIT	381	373,472
Extra Space Storage, Inc. REIT	2,261	296,485
Gaming & Leisure Properties, Inc. REIT	3,052	135,417
Iron Mountain, Inc. REIT	1,002	102,344
Public Storage REIT	1,168	316,388
SBA Communications Corp. REIT	556	95,693
VICI Properties, Inc. REIT	18,359	501,568
Weyerhaeuser Co. REIT	14,174	346,271
		3,337,160
SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (a)	1,290	4,357,336
Best Buy Co., Inc.	12,436	798,391
Burlington Stores, Inc. (a)	562	182,864
Carvana Co. (a)	370	116,321
Dick's Sporting Goods, Inc.	1,075	213,162
Home Depot, Inc.	9,839	3,235,949
Lowe's Cos., Inc.	6,397	1,511,483
O'Reilly Automotive, Inc. (a)	43,620	4,026,562
Ross Stores, Inc.	2,650	574,070
TJX Cos., Inc.	70,485	11,256,454
Tractor Supply Co.	6,133	277,825
Ulta Beauty, Inc. (a)	1,833	958,127
Williams-Sonoma, Inc.	5,325	970,907
		28,479,451
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	161,440	40,971,858
Dell Technologies, Inc. Class C	3,404	558,698
Everpure, Inc. Class A (a)	763	45,047
Hewlett Packard Enterprise Co.	38,161	908,613
HP, Inc.	33,208	637,926
IonQ, Inc. (a) (b)	242	6,977
NetApp, Inc.	8,097	829,052
Seagate Technology Holdings PLC	442	173,158
Super Micro Computer, Inc. (a)	7,928	180,521
Western Digital Corp.	1,151	311,334
		44,623,184
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	6,920	692,623
Lululemon Athletica, Inc. (a)	5,270	806,837
NIKE, Inc. Class B	44,267	2,338,183
Tapestry, Inc.	1,999	282,079
		4,119,722
TOBACCO — 0.4%
Altria Group, Inc.	18,431	1,216,262
Security Description	Shares	Value
Philip Morris International, Inc.	23,192	$3,834,565
		5,050,827
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	44,596	2,069,254
Ferguson Enterprises, Inc.	7,493	1,747,817
United Rentals, Inc.	667	485,950
Watsco, Inc. (b)	1,390	505,668
WW Grainger, Inc.	1,997	2,178,348
		6,987,037
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	4,029	548,307
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile U.S., Inc.	34,181	7,179,035
TOTAL COMMON STOCKS (Cost $1,166,931,364)		1,426,480,374
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	3,111,804	3,111,804
State Street Navigator Securities Lending Portfolio II (c) (f)	2,797,418	2,797,418
TOTAL SHORT-TERM INVESTMENTS (Cost $5,909,222)		5,909,222
TOTAL INVESTMENTS — 100.1% (Cost $1,172,840,586)		1,432,389,596
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,588,706)
NET ASSETS — 100.0%		$1,430,800,890

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	06/18/2026	$4,019,875	$3,942,450	$(77,425)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,426,480,337	$37	$—	$1,426,480,374
Short-Term Investments	5,909,222	—	—	5,909,222
TOTAL INVESTMENTS	$1,432,389,559	$37	$—	$1,432,389,596
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(77,425)	$—	$—	$(77,425)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(77,425)	$—	$—	$(77,425)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	8,226	$874,753	$61,869	$324,163	$88,051	$54,167	5,963	$754,677	$17,398
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,950,008	2,950,008	30,827,416	30,665,620	—	—	3,111,804	3,111,804	122,495
State Street Navigator Securities Lending Portfolio II	2,043,805	2,043,805	41,979,810	41,226,197	—	—	2,797,418	2,797,418	3,795
Total		$5,868,566	$72,869,095	$72,215,980	$88,051	$54,167		$6,663,899	$143,688
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.5%
Tesla, Inc. (a)	98,106	$36,470,906
BROADLINE RETAIL — 5.4%
Alibaba Group Holding Ltd. ADR (b)	289,191	36,281,903
Amazon.com, Inc. (a)	199,088	41,464,058
		77,745,961
COMMUNICATIONS EQUIPMENT — 6.2%
Arista Networks, Inc. (a)	360,936	44,315,722
Cisco Systems, Inc.	578,807	44,909,635
		89,225,357
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Amphenol Corp. Class A	348,420	44,022,867
ENTERTAINMENT — 3.1%
Netflix, Inc. (a)	473,040	45,482,796
GROUND TRANSPORTATION — 2.6%
Uber Technologies, Inc. (a)	529,082	38,056,868
HOTELS, RESTAURANTS & LEISURE — 2.5%
Booking Holdings, Inc.	8,495	35,766,668
INTERACTIVE MEDIA & SERVICES — 5.6%
Alphabet, Inc. Class A	145,609	41,871,324
Meta Platforms, Inc. Class A	69,890	39,986,166
		81,857,490
IT SERVICES — 4.7%
International Business Machines Corp.	145,631	35,299,498
Shopify, Inc. Class A (a)	274,201	32,525,723
		67,825,221
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 41.7%
Advanced Micro Devices, Inc. (a)	213,670	43,466,888
Applied Materials, Inc.	173,746	59,384,645
ASML Holding NV NY Reg Shrs	41,678	55,049,553
Broadcom, Inc.	125,098	38,719,082
Intel Corp. (a)	1,190,895	52,554,196
Lam Research Corp.	280,532	59,938,467
Marvell Technology, Inc.	533,343	52,827,624
Micron Technology, Inc.	186,702	63,075,404
NVIDIA Corp.	257,237	44,862,133
QUALCOMM, Inc.	252,517	32,519,139
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	154,200	52,111,890
Security Description	Shares	Value
Texas Instruments, Inc.	251,019	$48,732,829
		603,241,850
SOFTWARE — 19.8%
Adobe, Inc. (a)	126,314	30,704,407
AppLovin Corp. Class A (a)	67,123	26,714,954
Crowdstrike Holdings, Inc. Class A (a)	89,196	34,823,010
Intuit, Inc.	67,119	29,020,913
Microsoft Corp.	94,101	34,833,367
Oracle Corp.	237,025	34,868,748
Palantir Technologies, Inc. Class A (a)	245,284	35,880,144
Salesforce, Inc.	171,713	32,053,666
ServiceNow, Inc. (a)	260,246	27,208,719
		286,107,928
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	161,790	41,060,684
TOTAL COMMON STOCKS (Cost $1,212,289,038)		1,446,864,596
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $1,273,379)	1,273,379	1,273,379
TOTAL INVESTMENTS — 100.0% (Cost $1,213,562,417)		1,448,137,975
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(132,021)
NET ASSETS — 100.0%		$1,448,005,954

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,446,864,596	$—	$—	$1,446,864,596
Short-Term Investment	1,273,379	—	—	1,273,379
TOTAL INVESTMENTS	$1,448,137,975	$—	$—	$1,448,137,975
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	866,903	$866,903	$14,865,835	$14,459,359	$—	$—	1,273,379	$1,273,379	$42,191
State Street Navigator Securities Lending Portfolio II	529,726	529,726	377,620,543	378,150,269	—	—	—	—	38,981
Total		$1,396,629	$392,486,378	$392,609,628	$—	$—		$1,273,379	$81,172
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.5%
AeroVironment, Inc. (a) (b)	155,413	$28,448,350
ATI, Inc. (a)	663,137	96,459,908
BWX Technologies, Inc.	446,234	91,250,391
Carpenter Technology Corp.	243,121	95,826,142
Curtiss-Wright Corp.	179,971	122,581,847
Hexcel Corp. (b)	370,647	29,996,462
Kratos Defense & Security Solutions, Inc. (a)	901,058	63,533,599
Moog, Inc. Class A	138,741	40,601,166
StandardAero, Inc. (a)	926,494	23,931,340
Woodward, Inc.	290,992	104,151,857
		696,781,062
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	559,421	29,005,979
AIRLINES — 0.4%
Alaska Air Group, Inc. (a) (b)	560,049	20,598,602
American Airlines Group, Inc. (a) (b)	3,221,940	34,603,636
		55,202,238
AUTO COMPONENTS — 1.1%
Autoliv, Inc. (b)	335,355	35,265,932
BorgWarner, Inc.	1,010,455	54,827,288
Gentex Corp.	1,069,575	23,370,214
Goodyear Tire & Rubber Co. (a) (b)	1,398,384	9,271,286
Lear Corp.	247,813	30,005,198
Visteon Corp. (b)	133,309	12,145,783
		164,885,701
AUTOMOBILES — 0.2%
Harley-Davidson, Inc. (b)	577,162	11,670,215
Thor Industries, Inc. (b)	258,129	20,621,926
		32,292,141
BANKS — 5.9%
Associated Banc-Corp.	799,222	20,667,881
Bank OZK	506,897	23,261,503
Columbia Banking System, Inc.	1,441,571	39,542,293
Commerce Bancshares, Inc.	668,678	32,898,958
Cullen/Frost Bankers, Inc.	308,404	42,276,020
East West Bancorp, Inc.	671,523	71,691,795
First Financial Bankshares, Inc.	636,652	18,749,401
First Horizon Corp.	2,366,942	53,871,600
Flagstar Bank NA	1,463,174	19,270,002
FNB Corp.	1,745,503	29,184,810
Glacier Bancorp, Inc. (b)	628,595	28,079,339
Hancock Whitney Corp.	401,863	25,554,468
Home BancShares, Inc.	893,718	24,067,826
International Bancshares Corp.	264,211	17,778,758
Old National Bancorp (b)	1,692,264	37,399,034
Pinnacle Financial Partners, Inc.	734,739	63,290,417
Prosperity Bancshares, Inc.	493,599	33,159,981
Southstate Bank Corp.	483,788	44,760,066
Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	215,812	$20,476,243
UMB Financial Corp.	348,435	39,299,984
United Bankshares, Inc.	681,748	28,238,002
Valley National Bancorp	2,338,525	28,717,087
Webster Financial Corp.	786,895	54,626,251
Western Alliance Bancorp	501,104	35,503,218
Wintrust Financial Corp.	326,839	45,411,011
Zions Bancorp NA	720,510	41,515,786
		919,291,734
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	37,583	8,659,123
Celsius Holdings, Inc. (a) (b)	779,862	27,669,504
Coca-Cola Consolidated, Inc.	276,081	52,935,771
		89,264,398
BIOTECHNOLOGY — 3.1%
Arrowhead Pharmaceuticals, Inc. (a)	683,316	42,843,913
BioMarin Pharmaceutical, Inc. (a)	937,563	52,962,934
Cytokinetics, Inc. (a)	596,624	39,323,488
Exelixis, Inc. (a)	1,267,442	54,360,587
Halozyme Therapeutics, Inc. (a)	573,832	37,086,762
Neurocrine Biosciences, Inc. (a)	489,823	64,529,282
Roivant Sciences Ltd. (a)	2,200,563	60,955,595
United Therapeutics Corp. (a)	210,159	124,620,084
		476,682,645
BROADLINE RETAIL — 0.3%
Macy's, Inc.	1,298,906	23,497,209
Ollie's Bargain Outlet Holdings, Inc. (a)	299,619	27,576,933
		51,074,142
BUILDING PRODUCTS — 1.8%
AAON, Inc. (b)	330,575	27,355,081
Advanced Drainage Systems, Inc.	349,742	47,960,120
Carlisle Cos., Inc.	199,077	66,416,069
Fortune Brands Innovations, Inc.	586,907	22,871,766
Owens Corning	401,090	43,405,960
Simpson Manufacturing Co., Inc. (b)	202,312	34,720,785
Trex Co., Inc. (a)	523,973	19,083,097
UFP Industries, Inc.	284,598	26,217,168
		288,030,046
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	137,265	37,981,226
Carlyle Group, Inc.	1,266,470	61,284,483
Evercore, Inc. Class A	188,754	56,344,957
Federated Hermes, Inc.	361,035	20,474,295
Hamilton Lane, Inc. Class A	199,621	19,842,327
Houlihan Lokey, Inc.	265,242	38,094,056
Janus Henderson Group PLC	602,158	30,932,856
Jefferies Financial Group, Inc.	807,788	33,337,411
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Morningstar, Inc.	112,169	$18,962,169
SEI Investments Co.	453,299	35,570,373
Stifel Financial Corp.	744,235	55,013,851
		407,838,004
CHEMICALS — 1.7%
Ashland, Inc.	223,567	12,432,561
Avient Corp.	447,305	16,237,171
Axalta Coating Systems Ltd. (a)	1,042,497	28,877,167
Cabot Corp.	255,125	19,213,464
NewMarket Corp.	38,111	24,427,245
Olin Corp.	554,965	16,499,109
RPM International, Inc.	625,055	62,130,467
Scotts Miracle-Gro Co.	218,334	13,276,891
Solstice Advanced Materials, Inc.	774,732	59,003,589
Westlake Corp. (b)	162,923	19,032,665
		271,130,329
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Brink's Co.	202,974	21,034,196
Clean Harbors, Inc. (a)	245,119	70,282,971
MSA Safety, Inc.	178,050	29,191,297
RB Global, Inc.	906,335	86,872,210
Tetra Tech, Inc.	1,272,675	38,332,971
		245,713,645
CONSTRUCTION & ENGINEERING — 2.6%
AECOM	630,972	53,519,045
API Group Corp. (a)	1,872,761	75,884,276
Dycom Industries, Inc. (a)	146,237	49,548,020
Fluor Corp. (a)	786,519	36,691,112
MasTec, Inc. (a)	299,374	96,320,591
Sterling Infrastructure, Inc. (a) (b)	149,938	61,065,249
Valmont Industries, Inc.	96,139	38,414,260
		411,442,553
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	153,557	29,091,373
Knife River Corp. (a) (b)	276,829	22,603,088
		51,694,461
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	1,370,042	53,746,747
FirstCash Holdings, Inc.	188,871	35,507,748
SLM Corp. (b)	973,148	20,835,099
		110,089,594
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.9%
Albertsons Cos., Inc. Class A (b)	1,807,607	30,801,623
BJ's Wholesale Club Holdings, Inc. (a) (b)	638,612	62,852,193
Casey's General Stores, Inc.	180,938	131,697,533
Maplebear, Inc. (a) (b)	896,722	33,591,206
Performance Food Group Co. (a)	766,731	65,678,178
Sprouts Farmers Market, Inc. (a)	475,147	36,648,088
U.S. Foods Holding Corp. (a)	1,076,462	99,260,561
		460,529,382
Security Description	Shares	Value
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	314,147	$39,588,805
Crown Holdings, Inc.	547,036	54,840,359
Graphic Packaging Holding Co. (b)	1,441,779	14,331,283
Greif, Inc. Class A	120,917	8,109,903
Silgan Holdings, Inc. (b)	428,460	16,624,248
Sonoco Products Co.	481,853	26,063,429
		159,558,027
DIVERSIFIED CONSUMER SERVICES — 0.9%
Duolingo, Inc. (a)	195,481	19,268,562
Graham Holdings Co. Class B	16,606	17,556,860
Grand Canyon Education, Inc. (a)	134,968	22,948,609
H&R Block, Inc.	619,262	19,655,376
Service Corp. International (b)	679,448	56,061,254
		135,490,661
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT	1,069,583	72,688,861
ELECTRIC UTILITIES — 0.9%
IDACORP, Inc. (b)	263,722	37,704,334
OGE Energy Corp.	1,002,736	48,091,219
Portland General Electric Co.	549,536	28,999,015
TXNM Energy, Inc.	478,887	27,995,734
		142,790,302
ELECTRICAL EQUIPMENT — 2.3%
Acuity, Inc.	148,662	41,658,066
EnerSys	180,031	31,274,985
Nextpower, Inc. Class A (a) (b)	724,679	87,360,054
nVent Electric PLC	787,598	93,157,091
Regal Rexnord Corp.	324,070	60,685,348
Sensata Technologies Holding PLC	711,675	25,065,194
Vicor Corp. (a)	110,989	17,869,229
		357,069,967
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	184,211	59,446,732
Arrow Electronics, Inc. (a)	249,286	35,750,105
Avnet, Inc.	399,914	24,642,701
Belden, Inc.	191,999	22,047,245
Cognex Corp.	808,645	39,615,518
Crane NXT Co. (b)	241,237	9,791,810
Fabrinet (a) (b)	174,868	91,197,159
Flex Ltd. (a)	1,794,636	117,476,872
IPG Photonics Corp. (a) (b)	123,496	14,151,407
Littelfuse, Inc.	121,519	41,237,473
Novanta, Inc. (a) (b)	174,775	20,642,675
TD SYNNEX Corp.	365,956	61,740,437
TTM Technologies, Inc. (a)	504,257	49,124,717
Vontier Corp.	691,749	24,536,337
		611,401,188
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.5%
NOV, Inc.	1,758,572	$33,078,739
TechnipFMC PLC	1,974,509	136,497,807
Valaris Ltd. (a) (b)	314,521	30,835,639
Weatherford International PLC	350,369	33,137,900
		233,550,085
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	717,962	18,336,749
FINANCIAL SERVICES — 1.4%
Corebridge Financial, Inc.	1,247,182	29,757,763
Equitable Holdings, Inc.	1,382,595	51,308,101
Essent Group Ltd.	466,335	27,252,617
Euronet Worldwide, Inc. (a) (b)	191,030	12,678,661
MGIC Investment Corp.	1,071,661	28,131,101
Shift4 Payments, Inc. Class A (a) (b)	330,055	14,433,305
Voya Financial, Inc.	459,215	31,373,569
WEX, Inc. (a) (b)	167,501	25,634,353
		220,569,470
FOOD PRODUCTS — 0.8%
Darling Ingredients, Inc. (a)	771,949	47,745,046
Flowers Foods, Inc.	1,031,640	8,407,866
Ingredion, Inc.	307,420	34,633,937
Marzetti Co.	99,128	13,712,376
Pilgrim's Pride Corp.	208,870	7,886,931
Post Holdings, Inc. (a)	206,171	20,382,065
		132,768,221
GAS UTILITIES — 1.2%
National Fuel Gas Co.	463,709	43,570,098
New Jersey Resources Corp.	492,661	27,056,942
ONE Gas, Inc.	293,093	25,244,100
Southwest Gas Holdings, Inc.	313,849	27,273,478
Spire, Inc.	288,693	26,138,264
UGI Corp. (b)	1,047,354	38,144,633
		187,427,515
GROUND TRANSPORTATION — 1.8%
Avis Budget Group, Inc. (a) (b)	82,520	12,035,542
Knight-Swift Transportation Holdings, Inc.	792,218	45,615,913
Landstar System, Inc.	166,369	26,670,614
Ryder System, Inc.	192,376	39,381,291
Saia, Inc. (a)	130,005	45,668,156
XPO, Inc. (a)	571,801	111,243,885
		280,615,401
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Dentsply Sirona, Inc.	974,846	11,308,214
Envista Holdings Corp. (a)	800,561	20,310,232
Globus Medical, Inc. Class A (a)	543,696	46,844,847
Haemonetics Corp. (a)	227,024	12,795,073
Lantheus Holdings, Inc. (a) (b)	323,960	24,572,366
LivaNova PLC (a) (b)	266,747	16,954,439
Masimo Corp. (a)	222,808	39,630,859
Security Description	Shares	Value
Penumbra, Inc. (a)	191,475	$62,874,646
		235,290,676
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Chemed Corp.	69,199	26,139,230
Encompass Health Corp.	491,026	47,496,945
Ensign Group, Inc.	281,500	56,722,250
HealthEquity, Inc. (a)	416,890	34,839,497
Hims & Hers Health, Inc. (a) (b)	1,017,623	21,125,853
Option Care Health, Inc. (a)	775,443	20,874,926
Tenet Healthcare Corp. (a)	428,967	80,950,363
		288,149,064
HEALTH CARE REITs — 1.3%
American Healthcare REIT, Inc.	865,763	40,829,383
CareTrust REIT, Inc.	1,090,175	39,954,914
Healthcare Realty Trust, Inc. REIT (b)	1,704,214	28,954,596
Omega Healthcare Investors, Inc. REIT	1,442,541	63,212,146
Sabra Health Care REIT, Inc.	1,231,777	23,687,072
		196,638,111
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	653,702	15,231,257
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	976,549	10,283,061
HOTELS, RESTAURANTS & LEISURE — 2.6%
Aramark	1,282,713	52,001,185
Boyd Gaming Corp.	282,400	23,207,632
Cava Group, Inc. (a) (b)	486,773	39,379,936
Choice Hotels International, Inc. (b)	100,976	10,451,016
Churchill Downs, Inc.	323,618	29,070,605
Dutch Bros, Inc. Class A (a) (b)	620,564	31,437,772
Hilton Grand Vacations, Inc. (a) (b)	292,540	11,444,165
Hyatt Hotels Corp. Class A (b)	201,948	29,038,103
Planet Fitness, Inc. Class A (a)	405,387	30,152,685
Texas Roadhouse, Inc.	322,825	53,311,320
Travel & Leisure Co.	314,227	21,741,366
Vail Resorts, Inc. (b)	174,780	22,427,770
Wingstop, Inc. (b)	135,736	21,035,008
Wyndham Hotels & Resorts, Inc.	369,089	29,981,099
		404,679,662
HOUSEHOLD DURABLES — 1.6%
KB Home	308,601	15,970,102
Somnigroup International, Inc.	1,024,513	75,732,001
Taylor Morrison Home Corp. (a)	477,391	27,803,252
Toll Brothers, Inc.	462,420	63,106,457
TopBuild Corp. (a) (b)	136,203	47,848,114
Whirlpool Corp. (b)	309,728	16,700,534
		247,160,460
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
Ormat Technologies, Inc. (b)	296,939	$33,233,413
Talen Energy Corp. (a)	222,996	71,187,013
		104,420,426
INDUSTRIAL REITs — 1.0%
EastGroup Properties, Inc. REIT	259,854	48,096,377
First Industrial Realty Trust, Inc. REIT	646,669	37,409,802
Rexford Industrial Realty, Inc. REIT (b)	1,123,432	36,769,929
STAG Industrial, Inc. REIT	932,165	33,613,870
		155,889,978
INSURANCE — 3.6%
American Financial Group, Inc.	337,819	43,142,864
Brighthouse Financial, Inc. (a)	279,356	16,727,837
CNO Financial Group, Inc.	461,637	18,954,815
Fidelity National Financial, Inc.	1,244,770	57,732,433
First American Financial Corp.	497,814	30,013,206
Hanover Insurance Group, Inc.	172,929	29,977,242
Kinsale Capital Group, Inc. (b)	107,854	36,849,398
Old Republic International Corp.	1,110,935	44,326,307
Primerica, Inc.	155,729	39,007,000
Reinsurance Group of America, Inc.	320,716	65,477,379
RenaissanceRe Holdings Ltd.	212,258	63,089,445
RLI Corp.	448,653	25,591,167
Ryan Specialty Holdings, Inc. (b)	557,151	18,798,275
Selective Insurance Group, Inc.	293,501	22,127,040
Unum Group	743,985	54,333,225
		566,147,633
INTERACTIVE MEDIA & SERVICES — 0.3%
Pinterest, Inc. Class A (a)	2,857,237	52,401,727
IT SERVICES — 1.1%
Kyndryl Holdings, Inc. (a)	1,116,579	14,649,516
Okta, Inc. (a)	827,055	65,097,499
Twilio, Inc. Class A (a)	740,023	93,109,694
		172,856,709
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	317,731	23,118,108
Mattel, Inc. (a)	1,518,321	22,061,204
Polaris, Inc. (b)	261,058	14,227,661
YETI Holdings, Inc. (a) (b)	380,114	13,908,371
		73,315,344
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Avantor, Inc. (a)	3,331,985	26,122,762
Bio-Rad Laboratories, Inc. Class A (a) (b)	88,817	24,757,739
Bruker Corp. (b)	541,846	19,571,478
Illumina, Inc. (a)	746,280	91,986,473
Medpace Holdings, Inc. (a)	109,412	52,538,548
Repligen Corp. (a)	258,496	30,455,999
Security Description	Shares	Value
Sotera Health Co. (a)	1,138,036	$16,319,436
		261,752,435
MACHINERY — 5.9%
AGCO Corp.	293,555	34,014,218
Chart Industries, Inc. (a)	219,363	45,353,300
CNH Industrial NV	4,318,518	47,503,698
Crane Co.	238,917	40,854,807
Donaldson Co., Inc.	562,855	47,769,504
Esab Corp.	278,787	26,947,551
Flowserve Corp.	619,900	45,568,849
Graco, Inc.	809,164	68,495,733
ITT, Inc.	419,733	79,971,728
Lincoln Electric Holdings, Inc.	268,559	66,892,676
Middleby Corp. (a)	226,386	30,014,256
Mueller Industries, Inc.	541,792	60,030,554
Oshkosh Corp.	308,666	45,438,722
RBC Bearings, Inc. (a)	154,336	83,822,968
SPX Technologies, Inc. (a)	243,209	48,627,207
Terex Corp.	555,457	32,827,509
Timken Co.	309,649	31,141,400
Toro Co.	475,720	44,451,277
Watts Water Technologies, Inc. Class A	133,851	38,855,607
		918,581,564
MARINE — 0.2%
Kirby Corp. (a)	264,479	35,143,970
MEDIA — 0.6%
New York Times Co. Class A	788,530	66,023,617
Nexstar Media Group, Inc.	139,270	25,184,194
		91,207,811
METALS & MINING — 2.6%
Alcoa Corp.	1,263,915	83,835,482
Cleveland-Cliffs, Inc. (a)	2,786,492	23,545,857
Commercial Metals Co.	541,154	33,243,090
Hecla Mining Co.	3,270,339	60,926,416
MP Materials Corp. (a) (b)	657,232	31,718,016
Reliance, Inc.	255,212	77,564,031
Royal Gold, Inc.	395,458	100,640,107
		411,472,999
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Annaly Capital Management, Inc. REIT	3,506,242	74,157,018
Starwood Property Trust, Inc. REIT (b)	1,700,610	29,284,504
		103,441,522
MULTI-UTILITIES — 0.3%
Black Hills Corp.	368,710	25,592,161
Northwestern Energy Group, Inc.	300,165	19,792,880
		45,385,041
OFFICE REITs — 0.4%
COPT Defense Properties REIT	551,872	16,887,283
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Cousins Properties, Inc. REIT	820,617	$18,521,326
Kilroy Realty Corp. REIT (b)	532,602	15,024,702
Vornado Realty Trust REIT	782,424	20,335,200
		70,768,511
OIL, GAS & CONSUMABLE FUELS — 3.9%
Antero Midstream Corp.	1,615,931	36,843,227
Antero Resources Corp. (a)	1,430,487	60,709,868
Chord Energy Corp.	277,473	39,451,111
CNX Resources Corp. (a) (b)	695,497	26,811,409
DT Midstream, Inc.	496,234	66,827,833
HF Sinclair Corp.	763,026	47,605,192
Matador Resources Co.	570,002	36,012,727
Murphy Oil Corp. (b)	655,480	27,038,550
Ovintiv, Inc.	1,355,237	80,446,868
PBF Energy, Inc. Class A	405,560	19,312,767
Permian Resources Corp. Class A	3,613,438	77,038,498
Range Resources Corp.	1,156,326	52,242,809
Viper Energy, Inc. Class A	906,817	42,611,331
		612,952,190
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	309,591	22,522,745
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	572,878	9,217,607
Coty, Inc. Class A (a) (b)	1,805,597	3,629,250
elf Beauty, Inc. (a) (b)	288,471	17,484,227
		30,331,084
PHARMACEUTICALS — 0.7%
Elanco Animal Health, Inc. (a) (b)	2,424,916	58,028,240
Jazz Pharmaceuticals PLC (a)	296,562	56,065,046
		114,093,286
PROFESSIONAL SERVICES — 2.6%
Booz Allen Hamilton Holding Corp.	588,505	45,921,045
CACI International, Inc. Class A (a)	107,807	58,632,993
Concentrix Corp. (b)	213,631	5,844,944
ExlService Holdings, Inc. (a)	767,694	23,376,282
Exponent, Inc.	243,718	15,902,600
FTI Consulting, Inc. (a)	147,853	26,135,975
Genpact Ltd.	773,896	28,827,626
KBR, Inc.	620,362	22,866,543
Maximus, Inc.	266,467	17,080,535
Parsons Corp. (a) (b)	258,506	14,003,270
Paylocity Holding Corp. (a)	213,203	23,034,452
Science Applications International Corp. (b)	220,448	20,924,924
TransUnion	939,033	64,971,693
UL Solutions, Inc. Class A (b)	377,402	32,347,126
		399,870,008
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	230,332	70,094,634
Security Description	Shares	Value
RESIDENTIAL REITs — 0.8%
American Homes 4 Rent Class A REIT	1,590,952	$44,419,380
Equity LifeStyle Properties, Inc. REIT	946,000	59,049,320
Independence Realty Trust, Inc. REIT	1,157,082	17,228,951
		120,697,651
RETAIL REITs — 1.0%
Agree Realty Corp. REIT (b)	584,800	44,082,224
Brixmor Property Group, Inc. REIT	1,496,153	43,089,207
Kite Realty Group Trust REIT (b)	1,057,675	25,965,921
NNN REIT, Inc.	926,867	38,956,220
		152,093,572
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Allegro MicroSystems, Inc. (a) (b)	606,478	19,122,251
Amkor Technology, Inc.	555,763	25,026,008
Cirrus Logic, Inc. (a)	248,897	35,995,484
Entegris, Inc. (b)	741,881	86,978,129
Lattice Semiconductor Corp. (a)	667,569	61,923,701
MACOM Technology Solutions Holdings, Inc. (a)	314,844	69,917,407
MKS, Inc.	327,840	75,340,910
Onto Innovation, Inc. (a)	242,315	49,691,537
Rambus, Inc. (a) (b)	525,341	45,195,086
Silicon Laboratories, Inc. (a)	160,793	33,469,063
SiTime Corp. (a)	107,815	37,233,910
Synaptics, Inc. (a) (b)	189,200	13,251,568
Universal Display Corp.	215,995	19,798,102
		572,943,156
SOFTWARE — 3.0%
Appfolio, Inc. Class A (a)	118,864	18,759,116
Bentley Systems, Inc. Class B (b)	727,555	25,551,732
Bill Holdings, Inc. (a)	430,248	16,478,498
Blackbaud, Inc. (a)	174,873	6,751,847
Commvault Systems, Inc. (a)	214,813	16,731,785
Docusign, Inc. (a)	977,369	46,337,064
Dolby Laboratories, Inc. Class A	297,446	17,864,607
Dropbox, Inc. Class A (a)	852,081	19,359,280
Dynatrace, Inc. (a)	1,455,584	53,827,496
Guidewire Software, Inc. (a)	414,933	62,057,379
InterDigital, Inc.	125,343	37,853,586
Manhattan Associates, Inc. (a)	292,064	38,879,560
Nutanix, Inc. Class A (a)	1,319,644	50,159,668
Pegasystems, Inc.	445,926	18,978,611
Qualys, Inc. (a)	175,183	15,389,827
UiPath, Inc. Class A (a) (b)	2,091,902	23,220,112
		468,200,168
SPECIALIZED REITs — 1.4%
CubeSmart REIT	1,112,798	40,784,047
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
EPR Properties REIT	371,944	$18,582,322
Gaming & Leisure Properties, Inc. REIT	1,381,238	61,285,530
Lamar Advertising Co. Class A REIT	423,933	53,695,354
National Storage Affiliates Trust REIT	345,766	13,049,209
Rayonier, Inc. REIT	1,358,759	28,017,610
		215,414,072
SPECIALTY RETAIL — 3.4%
Abercrombie & Fitch Co. Class A (a)	224,039	20,470,443
AutoNation, Inc. (a)	127,183	24,833,753
Bath & Body Works, Inc.	1,000,102	18,671,904
Burlington Stores, Inc. (a)	303,483	98,747,298
Chewy, Inc. Class A (a)	1,165,218	31,460,886
Dick's Sporting Goods, Inc. (b)	324,072	64,260,237
Five Below, Inc. (a)	269,197	61,506,131
Floor & Decor Holdings, Inc. Class A (a) (b)	526,407	26,741,476
GameStop Corp. Class A (a)	2,011,405	46,342,771
Gap, Inc.	1,108,325	26,821,465
Lithia Motors, Inc. (b)	118,478	29,586,326
Murphy USA, Inc.	82,433	40,719,429
Penske Automotive Group, Inc. (b)	90,090	13,470,257
RH (a) (b)	75,233	10,519,078
Valvoline, Inc. (a)	621,967	20,947,849
		535,099,303
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Everpure, Inc. Class A (a)	1,530,980	90,389,059
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	582,143	10,257,360
Columbia Sportswear Co. (b)	123,744	6,782,408
Crocs, Inc. (a) (b)	245,387	20,372,029
PVH Corp. (b)	223,768	15,610,056
VF Corp.	1,605,590	27,278,974
		80,300,827
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	182,023	48,294,342
Security Description	Shares	Value
Core & Main, Inc. Class A (a)	921,357	$45,515,036
GATX Corp.	174,406	29,778,080
MSC Industrial Direct Co., Inc. Class A	223,549	20,626,866
Watsco, Inc. (b)	170,459	62,011,280
WESCO International, Inc.	237,417	64,962,040
		271,187,644
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	1,381,030	55,614,078
TOTAL COMMON STOCKS (Cost $13,870,487,160)		15,585,235,939
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	10,249,412	10,249,412
State Street Navigator Securities Lending Portfolio II (e) (f)	370,100,182	370,100,182
TOTAL SHORT-TERM INVESTMENTS (Cost $380,349,594)		380,349,594
TOTAL INVESTMENTS — 102.3% (Cost $14,250,836,754)		15,965,585,533
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(353,635,266)
NET ASSETS — 100.0%		$15,611,950,267

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400 Index (long)	49	06/18/2026	$16,487,464	$16,642,850	$155,386
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,585,235,939	$—	$—	$15,585,235,939
Short-Term Investments	380,349,594	—	—	380,349,594
TOTAL INVESTMENTS	$15,965,585,533	$—	$—	$15,965,585,533
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$155,386	$—	$—	$155,386
TOTAL OTHER FINANCIAL INSTRUMENTS:	$155,386	$—	$—	$155,386
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,277,222	$7,277,222	$425,771,741	$422,799,551	$—	$—	10,249,412	$10,249,412	$333,232
State Street Navigator Securities Lending Portfolio II	477,291,052	477,291,052	4,343,987,390	4,451,178,260	—	—	370,100,182	370,100,182	1,042,188
Total		$484,568,274	$4,769,759,131	$4,873,977,811	$—	$—		$380,349,594	$1,375,420
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
Axon Enterprise, Inc. (a)	167,308	$71,054,035
Boeing Co. (a)	1,671,314	332,641,626
General Dynamics Corp.	539,514	185,171,995
General Electric Co.	2,231,825	633,324,980
Howmet Aerospace, Inc.	852,368	196,436,729
Huntington Ingalls Industries, Inc.	83,960	31,896,404
L3Harris Technologies, Inc.	397,582	137,225,427
Lockheed Martin Corp.	431,003	260,493,903
Northrop Grumman Corp.	283,638	193,509,189
RTX Corp.	2,856,096	550,940,919
Textron, Inc.	370,538	32,444,307
TransDigm Group, Inc.	120,324	139,450,703
		2,764,590,217
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	252,198	41,882,522
Expeditors International of Washington, Inc.	285,083	40,832,438
FedEx Corp.	460,369	163,974,231
United Parcel Service, Inc. Class B	1,572,369	154,689,662
		401,378,853
AIRLINES — 0.2%
Delta Air Lines, Inc.	1,380,846	91,798,642
Southwest Airlines Co.	1,045,537	39,280,825
United Airlines Holdings, Inc. (a)	687,820	63,327,588
		194,407,055
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	453,172	31,468,264
AUTOMOBILES — 2.1%
Ford Motor Co.	8,334,136	96,175,929
General Motors Co.	1,922,786	143,247,557
Tesla, Inc. (a)	5,984,621	2,224,782,857
		2,464,206,343
BANKS — 3.5%
Bank of America Corp.	14,117,596	688,232,805
Citigroup, Inc.	3,718,650	421,732,096
Citizens Financial Group, Inc.	903,728	54,196,568
Fifth Third Bancorp (b)	1,916,752	89,052,298
Huntington Bancshares, Inc.	4,328,031	67,733,685
JPMorgan Chase & Co.	5,737,240	1,687,666,518
KeyCorp	1,993,470	39,969,074
M&T Bank Corp.	322,316	66,629,164
PNC Financial Services Group, Inc.	859,588	178,871,667
Regions Financial Corp.	1,845,437	48,202,814
Truist Financial Corp.	2,684,407	123,402,190
U.S. Bancorp	3,306,658	171,979,283
Wells Fargo & Co.	6,580,430	523,868,032
		4,161,536,194
Security Description	Shares	Value
BEVERAGES — 1.1%
Brown-Forman Corp. Class B (b)	363,884	$9,621,093
Coca-Cola Co.	8,237,057	626,428,185
Constellation Brands, Inc. Class A	299,309	44,896,350
Keurig Dr. Pepper, Inc.	2,894,198	76,204,233
Molson Coors Beverage Co. Class B (b)	361,951	15,585,610
Monster Beverage Corp. (a)	1,517,197	109,936,095
PepsiCo, Inc.	2,908,443	451,652,113
		1,334,323,679
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	3,760,398	817,848,961
Amgen, Inc.	1,145,914	403,189,841
Biogen, Inc. (a)	312,048	57,207,760
Gilead Sciences, Inc.	2,639,841	367,914,640
Incyte Corp. (a)	354,846	33,398,106
Moderna, Inc. (a) (b)	742,733	37,730,836
Regeneron Pharmaceuticals, Inc.	214,550	165,769,912
Vertex Pharmaceuticals, Inc. (a)	540,297	241,264,222
		2,124,324,278
BROADLINE RETAIL — 3.7%
Amazon.com, Inc. (a)	20,784,975	4,328,886,743
eBay, Inc.	962,671	87,622,315
		4,416,509,058
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	239,596	15,798,960
Allegion PLC	183,062	26,597,078
Builders FirstSource, Inc. (a)	237,605	19,562,020
Carrier Global Corp.	1,671,387	94,115,802
Johnson Controls International PLC	1,302,913	170,616,457
Lennox International, Inc. (b)	67,791	31,463,837
Masco Corp.	433,138	26,148,541
Trane Technologies PLC	470,683	196,152,434
		580,455,129
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	193,785	86,118,054
ARES Management Corp. Class A (b)	438,677	47,859,661
Bank of New York Mellon Corp.	1,464,150	173,692,114
Blackrock, Inc.	307,190	295,427,695
Blackstone, Inc.	1,592,557	183,128,129
Cboe Global Markets, Inc. (b)	222,277	62,475,396
Charles Schwab Corp.	3,553,329	333,941,859
CME Group, Inc.	767,713	226,744,035
Coinbase Global, Inc. Class A (a) (b)	473,949	82,756,235
FactSet Research Systems, Inc. (b)	79,633	17,279,565
Franklin Resources, Inc. (b)	653,654	15,439,307
Goldman Sachs Group, Inc.	638,870	540,477,631
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	948,119	$63,590,341
Intercontinental Exchange, Inc.	1,208,479	190,069,577
Invesco Ltd.	950,279	23,082,277
KKR & Co., Inc.	1,461,135	135,154,988
Moody's Corp.	327,063	142,681,234
Morgan Stanley	2,559,180	421,164,253
MSCI, Inc.	156,221	84,204,681
Nasdaq, Inc.	955,513	81,113,499
Northern Trust Corp.	396,698	55,367,140
Raymond James Financial, Inc.	373,059	54,015,213
Robinhood Markets, Inc. Class A (a)	1,680,750	116,475,975
S&P Global, Inc.	651,143	276,957,164
State Street Corp. (c)	594,150	75,195,624
T. Rowe Price Group, Inc.	465,160	41,929,522
		3,826,341,169
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.	473,265	137,478,750
Albemarle Corp.	250,286	44,933,845
CF Industries Holdings, Inc.	332,245	43,138,691
Corteva, Inc.	1,430,294	119,729,911
Dow, Inc.	1,525,894	63,553,485
DuPont de Nemours, Inc.	870,275	39,858,595
Ecolab, Inc.	541,446	144,035,465
International Flavors & Fragrances, Inc.	545,418	39,570,076
Linde PLC	993,558	492,566,314
LyondellBasell Industries NV Class A	548,249	44,166,939
Mosaic Co.	679,474	17,326,587
PPG Industries, Inc.	476,885	50,969,469
Sherwin-Williams Co.	490,671	157,284,589
		1,394,612,716
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	722,503	122,204,157
Copart, Inc. (a)	1,897,456	62,995,539
Republic Services, Inc.	428,313	93,809,113
Rollins, Inc.	624,116	33,334,036
Veralto Corp.	528,594	46,738,281
Waste Management, Inc.	788,883	181,277,425
		540,358,551
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	2,197,525	269,812,119
Ciena Corp. (a)	300,143	116,524,517
Cisco Systems, Inc.	8,406,666	652,273,215
F5, Inc. (a)	120,414	34,839,383
Lumentum Holdings, Inc. (a)	152,034	106,843,414
Motorola Solutions, Inc.	351,937	152,730,100
		1,333,022,748
CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	74,595	102,865,759
EMCOR Group, Inc.	95,146	70,247,243
Security Description	Shares	Value
Quanta Services, Inc.	316,945	$174,009,144
		347,122,146
CONSTRUCTION MATERIALS — 0.3%
CRH PLC	1,427,350	150,043,032
Martin Marietta Materials, Inc.	128,372	75,570,029
Vulcan Materials Co.	280,919	76,494,244
		302,107,305
CONSUMER FINANCE — 0.5%
American Express Co.	1,140,007	344,829,317
Capital One Financial Corp.	1,330,318	242,689,913
Synchrony Financial	739,607	50,308,068
		637,827,298
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
Costco Wholesale Corp.	944,186	940,815,256
Dollar General Corp.	468,282	55,599,122
Dollar Tree, Inc. (a)	393,863	43,131,937
Kroger Co.	1,238,521	89,619,380
Sysco Corp.	1,018,951	72,681,775
Target Corp.	963,052	116,721,902
Walgreens Boots Alliance, Inc. (a)	3,400	1,802
Walmart, Inc.	9,326,629	1,159,113,452
		2,477,684,626
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	982,651	39,060,377
Avery Dennison Corp.	163,849	28,293,445
Ball Corp.	569,379	33,655,993
International Paper Co.	1,123,253	40,100,132
Packaging Corp. of America	189,968	40,315,009
Smurfit Westrock PLC	1,114,217	44,401,548
		225,826,504
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	296,623	31,367,882
Pool Corp.	69,364	14,034,418
		45,402,300
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	14,894,432	431,789,584
Comcast Corp. Class A	7,635,416	219,212,793
Verizon Communications, Inc.	8,972,806	450,434,861
		1,101,437,238
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	549,265	39,415,256
American Electric Power Co., Inc.	1,150,288	150,779,751
Constellation Energy Corp.	662,515	185,007,314
Duke Energy Corp.	1,654,227	216,604,483
Edison International	818,272	59,881,145
Entergy Corp.	962,110	108,102,680
Evergy, Inc.	490,010	40,141,619
Eversource Energy	798,469	55,317,932
Exelon Corp.	2,175,498	106,642,912
FirstEnergy Corp.	1,107,044	56,082,849
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.	4,431,740	$411,620,011
NRG Energy, Inc.	452,421	66,116,805
PG&E Corp.	4,674,002	82,122,215
Pinnacle West Capital Corp. (b)	254,538	25,644,704
PPL Corp. (b)	1,573,881	60,122,254
Southern Co.	2,342,183	226,067,503
Xcel Energy, Inc.	1,257,331	99,882,375
		1,989,551,808
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	489,990	105,034,257
Eaton Corp. PLC	827,018	295,799,528
Emerson Electric Co.	1,194,539	156,508,500
GE Vernova, Inc.	573,191	500,338,424
Generac Holdings, Inc. (a)	124,692	24,356,088
Hubbell, Inc.	113,638	55,766,712
Rockwell Automation, Inc.	239,456	85,935,969
Vertiv Holdings Co. Class A	813,650	203,884,417
		1,427,623,895
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	2,615,114	330,419,654
CDW Corp.	277,262	33,554,247
Coherent Corp. (a)	399,007	95,047,458
Corning, Inc.	1,661,030	225,850,249
Jabil, Inc.	224,222	59,560,090
Keysight Technologies, Inc. (a)	365,201	103,121,806
TE Connectivity PLC	623,950	130,418,029
Teledyne Technologies, Inc. (a)	99,746	60,347,328
Zebra Technologies Corp. Class A (a)	104,042	21,753,101
		1,060,071,962
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	2,104,322	128,468,858
Halliburton Co.	1,780,804	69,433,548
SLB Ltd.	3,181,394	163,491,838
		361,394,244
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	478,364	97,524,069
Live Nation Entertainment, Inc. (a) (b)	336,445	51,311,227
Netflix, Inc. (a)	8,983,241	863,738,622
Take-Two Interactive Software, Inc. (a)	370,707	73,214,632
TKO Group Holdings, Inc.	141,729	28,579,653
Walt Disney Co.	3,768,758	363,232,896
Warner Bros Discovery, Inc. (a)	5,276,618	144,895,930
		1,622,497,029
FINANCIAL SERVICES — 3.6%
Apollo Global Management, Inc. (b)	987,913	110,073,266
Berkshire Hathaway, Inc. Class B (a)	3,902,277	1,869,971,138
Block, Inc. (a)	1,164,025	70,051,025
Security Description	Shares	Value
Corpay, Inc. (a)	149,124	$43,393,593
Fidelity National Information Services, Inc.	1,101,921	51,691,114
Fiserv, Inc. (a)	1,146,449	63,971,854
Global Payments, Inc.	505,878	34,045,589
Jack Henry & Associates, Inc. (b)	153,583	24,272,257
Mastercard, Inc. Class A	1,733,144	865,982,731
PayPal Holdings, Inc.	1,958,072	88,563,597
Visa, Inc. Class A	3,576,657	1,081,008,812
		4,303,024,976
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	1,024,567	74,475,775
Bunge Global SA	287,572	36,579,159
Campbell's Co. (b)	417,926	9,307,212
Conagra Brands, Inc.	1,020,989	16,049,947
General Mills, Inc.	1,137,701	42,345,231
Hershey Co.	315,117	65,509,673
Hormel Foods Corp.	617,875	13,994,869
J.M. Smucker Co.	226,285	21,822,925
Kraft Heinz Co.	1,815,921	40,840,063
McCormick & Co., Inc.	538,988	27,186,555
Mondelez International, Inc. Class A	2,726,683	157,166,008
Tyson Foods, Inc. Class A	600,051	38,445,268
		543,722,685
GAS UTILITIES — 0.1%
Atmos Energy Corp.	351,348	64,901,003
GROUND TRANSPORTATION — 0.9%
CSX Corp.	3,954,518	162,332,964
JB Hunt Transport Services, Inc.	159,462	33,789,998
Norfolk Southern Corp.	477,039	136,910,193
Old Dominion Freight Line, Inc.	391,992	76,595,237
Uber Technologies, Inc. (a)	4,379,124	314,990,389
Union Pacific Corp.	1,263,117	306,457,446
		1,031,076,227
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	3,699,658	379,843,887
Align Technology, Inc. (a)	142,603	24,446,432
Baxter International, Inc. (b)	1,096,265	18,417,252
Becton Dickinson & Co.	604,823	95,096,320
Boston Scientific Corp. (a)	3,156,092	198,044,773
Cooper Cos., Inc. (a)	416,156	29,755,154
Dexcom, Inc. (a)	818,000	51,370,400
Edwards Lifesciences Corp. (a)	1,236,509	99,019,641
GE HealthCare Technologies, Inc.	970,109	69,052,359
Hologic, Inc. (a)	473,585	35,798,290
IDEXX Laboratories, Inc. (a)	169,628	95,312,277
Insulet Corp. (a)	149,909	31,456,904
Intuitive Surgical, Inc. (a)	755,111	348,098,620
Medtronic PLC	2,728,049	236,385,446
ResMed, Inc.	309,878	69,561,413
Solventum Corp. (a)	312,992	20,438,378
STERIS PLC	209,043	46,225,679
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Stryker Corp.	733,461	$241,007,950
Zimmer Biomet Holdings, Inc.	422,188	38,174,239
		2,127,505,414
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Cardinal Health, Inc.	500,308	105,720,084
Cencora, Inc.	413,236	129,813,957
Centene Corp. (a)	995,584	32,595,420
Cigna Group	560,291	149,457,624
CVS Health Corp.	2,706,682	194,393,901
DaVita, Inc. (a)	70,583	10,847,901
Elevance Health, Inc.	469,233	137,367,961
HCA Healthcare, Inc.	333,376	157,766,858
Henry Schein, Inc. (a)	214,533	15,811,082
Humana, Inc.	256,180	44,419,050
Labcorp Holdings, Inc.	176,830	47,180,012
McKesson Corp.	260,377	225,319,841
Quest Diagnostics, Inc.	234,697	45,995,918
UnitedHealth Group, Inc.	1,927,294	521,506,484
Universal Health Services, Inc. Class B	118,678	21,239,802
		1,839,435,895
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	332,862	15,451,454
Healthpeak Properties, Inc. REIT	1,482,965	24,365,115
Ventas, Inc. REIT	1,010,946	82,675,164
Welltower, Inc. REIT	1,484,939	293,587,290
		416,079,023
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	1,359,451	26,047,081
HOTELS, RESTAURANTS & LEISURE — 1.8%
Airbnb, Inc. Class A (a)	900,880	113,763,126
Booking Holdings, Inc.	68,508	288,440,602
Carnival Corp.	2,446,585	63,317,620
Chipotle Mexican Grill, Inc. (a)	2,769,800	88,661,298
Darden Restaurants, Inc. (b)	245,070	48,043,523
Domino's Pizza, Inc.	65,936	23,657,177
DoorDash, Inc. Class A (a)	795,722	119,477,658
Expedia Group, Inc.	248,986	57,488,377
Hilton Worldwide Holdings, Inc.	488,149	148,436,348
Las Vegas Sands Corp.	643,520	34,672,858
Marriott International, Inc. Class A	467,684	152,965,406
McDonald's Corp.	1,515,601	471,033,635
MGM Resorts International (a)	407,868	15,095,195
Norwegian Cruise Line Holdings Ltd. (a)	966,301	18,069,829
Royal Caribbean Cruises Ltd. (b)	534,742	147,150,304
Starbucks Corp.	2,424,046	217,170,281
Wynn Resorts Ltd.	180,996	18,380,144
Yum! Brands, Inc.	590,866	91,867,846
		2,117,691,227
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	572,320	78,533,750
Security Description	Shares	Value
Garmin Ltd.	347,608	$80,648,532
Lennar Corp. Class A	459,272	39,883,181
NVR, Inc. (a)	5,874	38,708,661
PulteGroup, Inc.	408,414	48,033,571
		285,807,695
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	503,090	46,948,359
Clorox Co.	258,161	26,753,224
Colgate-Palmolive Co.	1,715,349	146,199,195
Kimberly-Clark Corp.	707,793	68,280,791
Procter & Gamble Co.	4,944,523	714,186,902
		1,002,368,471
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	1,518,310	21,392,988
Vistra Corp.	677,702	101,878,942
		123,271,930
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	1,120,121	162,675,173
Honeywell International, Inc.	1,350,103	305,163,781
		467,838,954
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	1,978,345	261,497,642
INSURANCE — 1.7%
Aflac, Inc.	992,924	108,933,692
Allstate Corp.	553,299	114,721,015
American International Group, Inc.	1,141,606	85,905,851
Aon PLC Class A	456,709	147,416,531
Arch Capital Group Ltd. (a)	759,540	72,908,245
Arthur J Gallagher & Co.	547,195	118,511,493
Assurant, Inc.	105,891	23,064,119
Brown & Brown, Inc. (b)	624,793	40,742,751
Chubb Ltd.	774,034	252,280,902
Cincinnati Financial Corp.	332,334	52,292,755
Erie Indemnity Co. Class A (b)	54,443	13,682,070
Everest Group Ltd.	86,901	28,403,592
Globe Life, Inc.	168,677	23,474,778
Hartford Insurance Group, Inc.	593,259	80,226,414
Loews Corp.	360,045	38,431,203
Marsh & McLennan Cos., Inc.	1,029,828	178,623,667
MetLife, Inc.	1,171,230	82,829,386
Principal Financial Group, Inc.	421,486	37,980,103
Progressive Corp.	1,246,828	247,171,183
Prudential Financial, Inc.	740,423	72,331,923
Travelers Cos., Inc.	460,217	134,236,094
W.R. Berkley Corp.	633,072	41,960,012
Willis Towers Watson PLC	202,998	59,011,519
		2,055,139,298
INTERACTIVE MEDIA & SERVICES — 7.6%
Alphabet, Inc. Class A	12,387,886	3,562,260,498
Alphabet, Inc. Class C	9,950,120	2,854,291,423
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Meta Platforms, Inc. Class A	4,653,979	$2,662,681,006
		9,079,232,927
IT SERVICES — 0.8%
Accenture PLC Class A	1,308,971	259,555,860
Akamai Technologies, Inc. (a)	306,231	35,170,630
Cognizant Technology Solutions Corp. Class A	1,017,570	62,427,919
EPAM Systems, Inc. (a) (b)	117,839	15,955,401
Gartner, Inc. (a)	150,117	23,769,526
GoDaddy, Inc. Class A (a)	286,531	23,687,518
International Business Machines Corp.	1,988,809	482,067,413
VeriSign, Inc.	176,083	43,731,974
		946,366,241
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	284,012	26,583,523
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	600,984	68,500,156
Bio-Techne Corp.	334,495	17,480,709
Charles River Laboratories International, Inc. (a)	104,140	17,964,150
Danaher Corp.	1,338,487	253,777,135
IQVIA Holdings, Inc. (a)	361,330	61,621,218
Mettler-Toledo International, Inc. (a)	42,977	54,202,592
Revvity, Inc. (b)	241,731	21,178,053
Thermo Fisher Scientific, Inc.	799,811	393,131,101
Waters Corp. (a)	209,048	62,254,376
West Pharmaceutical Services, Inc.	153,523	38,479,005
		988,588,495
MACHINERY — 1.9%
Caterpillar, Inc.	990,199	701,516,383
Cummins, Inc.	293,719	158,026,696
Deere & Co.	535,979	301,916,971
Dover Corp.	286,473	59,715,297
Fortive Corp.	665,834	36,807,303
IDEX Corp.	159,061	30,150,013
Illinois Tool Works, Inc.	557,864	145,206,421
Ingersoll Rand, Inc. (b)	756,411	60,603,649
Nordson Corp.	113,146	30,103,625
Otis Worldwide Corp.	827,366	63,773,371
PACCAR, Inc.	1,117,497	129,070,903
Parker-Hannifin Corp.	269,103	240,911,770
Pentair PLC	347,762	30,293,548
Snap-on, Inc.	111,117	40,359,917
Stanley Black & Decker, Inc.	330,045	23,452,998
Westinghouse Air Brake Technologies Corp.	363,181	90,762,564
Xylem, Inc.	518,612	61,974,134
		2,204,645,563
MEDIA — 0.2%
Charter Communications, Inc. Class A (a) (b)	183,309	39,572,747
Security Description	Shares	Value
EchoStar Corp. Class A (a) (b)	285,963	$33,477,688
Fox Corp. Class A	427,259	24,951,926
Fox Corp. Class B	301,570	16,013,367
News Corp. Class A	786,868	19,616,619
News Corp. Class B (b)	263,468	7,511,473
Omnicom Group, Inc.	669,848	50,446,253
Paramount Skydance Corp. Class B	658,248	5,937,397
Trade Desk, Inc. Class A (a)	938,184	21,287,395
		218,814,865
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	3,057,767	179,735,544
Newmont Corp.	2,322,287	251,387,568
Nucor Corp.	487,275	82,398,203
Steel Dynamics, Inc.	291,453	52,461,540
		565,982,855
MULTI-UTILITIES — 0.7%
Ameren Corp.	587,985	64,631,311
CenterPoint Energy, Inc.	1,389,600	59,975,136
CMS Energy Corp.	651,994	50,581,695
Consolidated Edison, Inc.	768,117	86,935,482
Dominion Energy, Inc.	1,815,419	112,229,203
DTE Energy Co.	441,774	64,596,194
NiSource, Inc. (b)	1,020,450	47,614,197
Public Service Enterprise Group, Inc.	1,062,101	85,977,076
Sempra	1,388,660	134,936,092
WEC Energy Group, Inc.	692,509	80,171,767
		787,648,153
OFFICE REITs — 0.0% *
BXP, Inc. REIT	312,578	16,222,798
OIL, GAS & CONSUMABLE FUELS — 3.7%
APA Corp.	757,882	32,164,512
Chevron Corp.	3,987,823	825,080,579
ConocoPhillips	2,606,932	344,115,024
Coterra Energy, Inc.	1,613,623	56,702,712
Devon Energy Corp.	1,318,476	66,345,712
Diamondback Energy, Inc.	413,047	81,696,566
EOG Resources, Inc.	1,153,794	166,803,999
EQT Corp.	1,330,020	84,642,473
Expand Energy Corp.	506,488	55,602,253
Exxon Mobil Corp.	8,891,337	1,508,504,235
Kinder Morgan, Inc.	4,169,062	139,788,649
Marathon Petroleum Corp.	627,111	153,127,964
Occidental Petroleum Corp.	1,530,699	99,495,435
ONEOK, Inc.	1,339,145	121,045,317
Phillips 66 Co.	857,612	156,239,754
Targa Resources Corp.	457,030	114,591,132
Texas Pacific Land Corp.	123,338	58,531,281
Valero Energy Corp.	648,899	160,329,965
Williams Cos., Inc.	2,598,949	189,151,508
		4,413,959,070
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	526,116	$37,759,345
Kenvue, Inc.	4,084,069	70,409,350
		108,168,695
PHARMACEUTICALS — 3.5%
Bristol-Myers Squibb Co.	4,332,274	262,752,418
Eli Lilly & Co.	1,685,930	1,550,667,836
Johnson & Johnson	5,127,470	1,253,358,767
Merck & Co., Inc.	5,281,021	635,254,016
Pfizer, Inc.	12,096,865	339,679,969
Viatris, Inc.	2,449,806	33,096,879
Zoetis, Inc.	897,963	106,148,207
		4,180,958,092
PROFESSIONAL SERVICES — 0.4%
Automatic Data Processing, Inc.	857,363	174,199,015
Broadridge Financial Solutions, Inc.	248,673	40,404,389
Equifax, Inc.	255,689	46,041,918
Jacobs Solutions, Inc.	249,728	31,785,380
Leidos Holdings, Inc.	273,148	42,479,977
Paychex, Inc.	688,875	63,459,165
Verisk Analytics, Inc.	297,151	56,384,402
		454,754,246
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	618,155	83,735,276
CoStar Group, Inc. (a)	903,168	36,433,797
		120,169,073
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	302,354	49,389,526
Camden Property Trust REIT	219,808	21,466,449
Equity Residential REIT	731,952	43,294,961
Essex Property Trust, Inc. REIT	136,721	33,086,482
Invitation Homes, Inc. REIT	1,202,375	29,879,019
Mid-America Apartment Communities, Inc. REIT	249,657	30,488,113
UDR, Inc. REIT	644,598	21,774,520
		229,379,070
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	166,464	17,680,141
Kimco Realty Corp. REIT	1,440,853	32,375,967
Realty Income Corp. REIT	1,956,540	119,701,117
Regency Centers Corp. REIT	349,768	26,463,447
Simon Property Group, Inc. REIT	691,268	128,942,220
		325,162,892
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.4%
Advanced Micro Devices, Inc. (a)	3,469,549	705,810,353
Analog Devices, Inc.	1,038,936	330,527,099
Applied Materials, Inc.	1,688,243	577,024,575
Broadcom, Inc.	10,088,449	3,122,475,850
First Solar, Inc. (a)	227,778	44,931,488
Security Description	Shares	Value
Intel Corp. (a)	9,989,311	$440,828,294
KLA Corp.	278,928	410,696,377
Lam Research Corp.	2,656,197	567,523,051
Microchip Technology, Inc.	1,151,200	74,379,032
Micron Technology, Inc.	2,394,617	808,997,407
Monolithic Power Systems, Inc.	103,426	113,080,817
NVIDIA Corp.	51,704,827	9,017,321,829
NXP Semiconductors NV	534,828	105,286,240
ON Semiconductor Corp. (a)	838,064	51,892,923
Qnity Electronics, Inc.	444,905	51,333,139
QUALCOMM, Inc.	2,270,139	292,348,500
Skyworks Solutions, Inc.	319,488	17,108,582
Teradyne, Inc.	333,523	98,876,229
Texas Instruments, Inc.	1,930,755	374,836,776
		17,205,278,561
SOFTWARE — 8.2%
Adobe, Inc. (a)	873,244	212,268,151
AppLovin Corp. Class A (a)	577,290	229,761,420
Autodesk, Inc. (a)	451,663	108,128,122
Cadence Design Systems, Inc. (a)	579,509	161,028,166
Crowdstrike Holdings, Inc. Class A (a)	535,977	209,250,781
Datadog, Inc. Class A (a)	697,442	82,333,028
Fair Isaac Corp. (a)	51,048	54,495,782
Fortinet, Inc. (a)	1,345,149	109,925,576
Gen Digital, Inc.	1,172,647	22,080,943
Intuit, Inc.	591,993	255,965,933
Microsoft Corp.	15,799,698	5,848,574,209
Oracle Corp.	3,607,762	530,737,868
Palantir Technologies, Inc. Class A (a)	4,859,684	710,874,575
Palo Alto Networks, Inc. (a)	1,718,810	275,559,619
PTC, Inc. (a)	253,761	36,158,405
Roper Technologies, Inc.	226,251	80,061,179
Salesforce, Inc.	1,993,388	372,105,738
ServiceNow, Inc. (a)	2,226,136	232,742,519
Synopsys, Inc. (a)	406,908	161,330,884
Trimble, Inc. (a)	506,134	33,015,121
Tyler Technologies, Inc. (a)	91,600	31,362,008
Workday, Inc. Class A (a)	453,681	58,942,236
		9,816,702,263
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	995,980	171,886,228
Crown Castle, Inc. REIT	926,495	75,333,308
Digital Realty Trust, Inc. REIT	687,004	123,804,991
Equinix, Inc. REIT	209,477	205,337,735
Extra Space Storage, Inc. REIT	452,163	59,292,134
Iron Mountain, Inc. REIT	628,889	64,234,722
Public Storage REIT	336,243	91,081,504
SBA Communications Corp. REIT	226,240	38,938,166
VICI Properties, Inc. REIT	2,274,646	62,143,329
Weyerhaeuser Co. REIT	1,530,850	37,398,666
		929,450,783
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 1.7%
AutoZone, Inc. (a)	35,161	$118,766,122
Best Buy Co., Inc.	414,308	26,598,574
Carvana Co. (a) (b)	301,289	94,719,236
Home Depot, Inc.	2,117,870	696,546,264
Lowe's Cos., Inc.	1,192,888	281,855,577
O'Reilly Automotive, Inc. (a)	1,791,190	165,344,749
Ross Stores, Inc.	687,693	148,974,935
TJX Cos., Inc.	2,362,659	377,316,642
Tractor Supply Co. (b)	1,125,426	50,981,798
Ulta Beauty, Inc. (a)	94,293	49,287,894
Williams-Sonoma, Inc.	253,632	46,244,722
		2,056,636,513
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.4%
Apple, Inc.	31,237,861	7,927,856,743
Dell Technologies, Inc. Class C	631,526	103,652,362
Hewlett Packard Enterprise Co.	2,826,224	67,292,394
HP, Inc.	1,952,662	37,510,637
NetApp, Inc.	421,942	43,202,641
Sandisk Corp. (a)	313,882	199,421,790
Seagate Technology Holdings PLC	464,094	181,813,466
Super Micro Computer, Inc. (a) (b)	1,069,842	24,360,302
Western Digital Corp.	721,031	195,031,675
		8,780,142,010
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Deckers Outdoor Corp. (a)	302,353	30,262,512
Lululemon Athletica, Inc. (a)	226,551	34,684,958
NIKE, Inc. Class B	2,535,836	133,942,858
Ralph Lauren Corp.	82,773	28,473,084
Tapestry, Inc.	430,831	60,794,562
		288,157,974
TOBACCO — 0.7%
Altria Group, Inc.	3,571,761	235,700,508
Philip Morris International, Inc.	3,312,749	547,729,920
		783,430,428
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	2,442,632	113,338,125
United Rentals, Inc.	133,869	97,531,598
Security Description	Shares	Value
WW Grainger, Inc.	93,048	$101,497,689
		312,367,412
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	414,281	56,379,501
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	1,007,410	211,586,322
TOTAL COMMON STOCKS (Cost $110,955,517,707)		118,938,256,455
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	79,924,062	79,924,062
State Street Navigator Securities Lending Portfolio II (c) (f)	146,070,235	146,070,235
TOTAL SHORT-TERM INVESTMENTS (Cost $225,994,297)		225,994,297
TOTAL INVESTMENTS — 100.1% (Cost $111,181,512,004)		119,164,250,752
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(79,230,053)
NET ASSETS — 100.0%		$119,085,020,699

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	379	06/18/2026	$126,965,286	$124,515,712	$(2,449,574)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$118,938,254,653	$1,802	$—	$118,938,256,455
Short-Term Investments	225,994,297	—	—	225,994,297
TOTAL INVESTMENTS	$119,164,248,950	$1,802	$—	$119,164,250,752
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,449,574)	$—	$—	$(2,449,574)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,449,574)	$—	$—	$(2,449,574)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	397,795	$42,301,520	$34,588,102	$11,023,596	$3,673,102	$5,656,496	594,150	$75,195,624	$1,053,053
State Street Institutional U.S. Government Money Market Fund, Class G Shares	87,668,852	87,668,852	1,351,236,246	1,358,981,036	—	—	79,924,062	79,924,062	2,119,262
State Street Navigator Securities Lending Portfolio II	160,350,431	160,350,431	3,502,395,510	3,516,675,706	—	—	146,070,235	146,070,235	388,798
Total		$290,320,803	$4,888,219,858	$4,886,680,338	$3,673,102	$5,656,496		$301,189,921	$3,561,113
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
Axon Enterprise, Inc. (a)	74,925	$31,819,898
Boeing Co. (a)	497,070	98,931,842
General Dynamics Corp.	193,497	66,412,040
General Electric Co.	784,537	222,628,065
Howmet Aerospace, Inc.	576,767	132,921,723
RTX Corp.	1,930,908	372,472,153
TransDigm Group, Inc.	81,254	94,170,136
		1,019,355,857
AUTOMOBILES — 2.2%
Tesla, Inc. (a)	2,508,368	932,485,804
BANKS — 1.9%
JPMorgan Chase & Co.	2,637,404	775,818,761
BEVERAGES — 0.6%
Coca-Cola Co.	2,339,046	177,884,448
Monster Beverage Corp. (a)	1,026,002	74,344,105
		252,228,553
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	1,169,485	254,351,292
Amgen, Inc.	526,741	185,333,821
Gilead Sciences, Inc.	963,751	134,317,977
Incyte Corp. (a)	239,849	22,574,588
		596,577,678
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	7,447,838	1,551,161,220
eBay, Inc.	481,171	43,796,185
		1,594,957,405
BUILDING PRODUCTS — 0.4%
Allegion PLC	66,834	9,710,312
Johnson Controls International PLC	581,099	76,094,914
Trane Technologies PLC	168,752	70,325,708
		156,130,934
CAPITAL MARKETS — 2.2%
Bank of New York Mellon Corp.	623,715	73,991,310
Cboe Global Markets, Inc. (b)	76,771	21,578,025
CME Group, Inc.	290,482	85,793,859
Goldman Sachs Group, Inc.	280,446	237,254,512
Interactive Brokers Group, Inc. Class A	640,655	42,968,731
KKR & Co., Inc.	533,221	49,322,942
Moody's Corp.	105,923	46,208,909
Morgan Stanley	1,055,696	173,735,891
MSCI, Inc.	54,946	29,616,443
Robinhood Markets, Inc. Class A (a)	1,136,920	78,788,556
S&P Global, Inc.	193,690	82,384,105
		921,643,283
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Rollins, Inc.	422,169	22,548,046
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.4%
Arista Networks, Inc. (a)	1,485,448	$182,383,305
Ciena Corp. (a)	202,629	78,666,657
Cisco Systems, Inc.	3,012,372	233,729,944
Lumentum Holdings, Inc. (a)	102,708	72,179,074
		566,958,980
CONSTRUCTION & ENGINEERING — 0.6%
Comfort Systems USA, Inc.	50,627	69,814,127
EMCOR Group, Inc.	64,411	47,555,285
Quanta Services, Inc.	214,499	117,764,241
		235,133,653
CONSUMER FINANCE — 0.4%
American Express Co. (b)	523,894	158,467,457
ELECTRIC UTILITIES — 0.3%
Constellation Energy Corp.	300,337	83,869,107
NRG Energy, Inc.	226,089	33,040,647
		116,909,754
ELECTRICAL EQUIPMENT — 1.2%
GE Vernova, Inc.	387,737	338,455,627
Rockwell Automation, Inc.	88,881	31,897,613
Vertiv Holdings Co. Class A	550,322	137,899,687
		508,252,927
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Amphenol Corp. Class A	1,768,255	223,419,019
Coherent Corp. (a)	269,706	64,246,666
Corning, Inc.	774,935	105,367,912
Jabil, Inc.	92,663	24,614,073
TE Connectivity PLC	291,248	60,876,657
		478,524,327
ENTERTAINMENT — 1.6%
Electronic Arts, Inc.	152,281	31,045,527
Live Nation Entertainment, Inc. (a)	120,382	18,359,459
Netflix, Inc. (a)	6,073,664	583,982,794
Take-Two Interactive Software, Inc. (a)	130,195	25,713,513
TKO Group Holdings, Inc.	95,359	19,229,142
		678,330,435
FINANCIAL SERVICES — 5.0%
Apollo Global Management, Inc.	354,031	39,446,134
Berkshire Hathaway, Inc. Class B (a)	2,637,861	1,264,062,991
Mastercard, Inc. Class A	784,915	392,190,629
Visa, Inc. Class A	1,330,046	401,993,103
		2,097,692,857
GROUND TRANSPORTATION — 0.5%
Uber Technologies, Inc. (a)	2,960,639	212,958,763
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Boston Scientific Corp. (a)	1,429,346	89,691,462
Dexcom, Inc. (a)	282,348	17,731,454
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	383,991	$30,749,999
IDEXX Laboratories, Inc. (a)	114,839	64,526,886
Insulet Corp. (a)	101,199	21,235,598
Intuitive Surgical, Inc. (a)	510,860	235,501,352
ResMed, Inc.	115,273	25,876,483
STERIS PLC	70,532	15,596,741
Stryker Corp.	208,076	68,371,693
		569,281,668
HEALTH CARE PROVIDERS & SERVICES — 0.3%
HCA Healthcare, Inc.	225,164	106,556,611
HEALTH CARE REITs — 0.5%
Ventas, Inc. REIT	355,279	29,054,716
Welltower, Inc. REIT	1,003,732	198,447,854
		227,502,570
HOTELS, RESTAURANTS & LEISURE — 2.2%
Airbnb, Inc. Class A (a)	286,391	36,165,455
Booking Holdings, Inc.	46,354	195,165,173
Carnival Corp.	1,654,467	42,817,606
DoorDash, Inc. Class A (a)	537,752	80,743,463
Expedia Group, Inc.	168,327	38,865,021
Hilton Worldwide Holdings, Inc.	329,849	100,300,484
Las Vegas Sands Corp.	434,925	23,433,759
Marriott International, Inc. Class A	316,378	103,477,752
McDonald's Corp.	450,757	140,090,768
Norwegian Cruise Line Holdings Ltd. (a)	370,791	6,933,792
Royal Caribbean Cruises Ltd.	361,934	99,596,998
Wynn Resorts Ltd. (b)	121,436	12,331,826
Yum! Brands, Inc.	195,710	30,428,991
		910,351,088
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	458,167	68,876,245
INSURANCE — 0.3%
Cincinnati Financial Corp.	132,432	20,838,175
Progressive Corp.	472,117	93,592,474
W.R. Berkley Corp.	244,318	16,193,397
		130,624,046
INTERACTIVE MEDIA & SERVICES — 14.7%
Alphabet, Inc. Class A	8,375,033	2,408,324,490
Alphabet, Inc. Class C	6,727,473	1,929,842,905
Meta Platforms, Inc. Class A	3,146,303	1,800,094,335
		6,138,261,730
IT SERVICES — 0.5%
International Business Machines Corp.	699,204	169,480,058
VeriSign, Inc.	118,722	29,485,796
		198,965,854
LIFE SCIENCES TOOLS & SERVICES — 0.0% *
Mettler-Toledo International, Inc. (a)	13,755	17,347,806
Security Description	Shares	Value
MACHINERY — 1.5%
Caterpillar, Inc.	669,335	$474,197,074
Cummins, Inc.	133,176	71,651,351
Parker-Hannifin Corp.	101,678	91,026,213
		636,874,638
MEDIA — 0.1%
EchoStar Corp. Class A (a) (b)	193,653	22,670,957
Fox Corp. Class A	190,530	11,126,952
Fox Corp. Class B	134,409	7,137,118
		40,935,027
METALS & MINING — 0.4%
Newmont Corp.	1,569,774	169,928,036
PHARMACEUTICALS — 3.7%
Eli Lilly & Co.	1,139,912	1,048,456,860
Johnson & Johnson	2,045,319	499,957,777
		1,548,414,637
PROFESSIONAL SERVICES — 0.1%
Verisk Analytics, Inc.	106,244	20,159,799
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	191,825	35,781,117
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.0%
Advanced Micro Devices, Inc. (a)	2,345,388	477,122,281
Applied Materials, Inc.	1,141,776	390,247,619
Broadcom, Inc.	6,820,402	2,110,982,623
First Solar, Inc. (a)	154,360	30,449,054
KLA Corp.	188,551	277,624,378
Lam Research Corp.	1,796,376	383,813,696
Micron Technology, Inc.	1,619,056	546,981,879
Monolithic Power Systems, Inc.	70,061	76,601,194
NVIDIA Corp.	34,955,925	6,096,313,320
Teradyne, Inc.	130,653	38,733,388
		10,428,869,432
SOFTWARE — 13.1%
AppLovin Corp. Class A (a)	389,845	155,158,310
Autodesk, Inc. (a)	176,887	42,346,748
Cadence Design Systems, Inc. (a)	246,687	68,546,917
Crowdstrike Holdings, Inc. Class A (a)	362,660	141,586,091
Datadog, Inc. Class A (a)	471,818	55,698,115
Fair Isaac Corp. (a)	16,722	17,851,404
Fortinet, Inc. (a)	572,841	46,812,566
Intuit, Inc.	224,158	96,921,436
Microsoft Corp.	10,681,879	3,954,111,149
Oracle Corp.	1,268,442	186,600,503
Palantir Technologies, Inc. Class A (a)	3,286,050	480,683,394
Palo Alto Networks, Inc. (a)	650,946	104,359,663
ServiceNow, Inc. (a)	917,941	95,970,731
Workday, Inc. Class A (a)	134,823	17,516,204
		5,464,163,231
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 1.0%
AutoZone, Inc. (a)	15,498	$52,348,835
Carvana Co. (a)	103,748	32,616,296
O'Reilly Automotive, Inc. (a)	1,211,091	111,795,810
Ross Stores, Inc.	223,327	48,379,328
TJX Cos., Inc.	878,577	140,308,747
Ulta Beauty, Inc. (a)	63,787	33,342,103
		418,791,119
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	10,559,532	2,679,903,626
Sandisk Corp. (a)	212,328	134,900,472
Seagate Technology Holdings PLC	200,783	78,658,748
		2,893,462,846
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Ralph Lauren Corp.	55,621	19,133,068
Tapestry, Inc.	291,241	41,097,017
		60,230,085
TOBACCO — 0.5%
Philip Morris International, Inc.	1,254,003	207,336,856
TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals, Inc.	50,750	36,974,419
TOTAL COMMON STOCKS (Cost $32,466,564,033)		41,654,664,334
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	36,296,813	36,296,813
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	787,114	$787,114
TOTAL SHORT-TERM INVESTMENTS (Cost $37,083,927)		37,083,927
TOTAL INVESTMENTS — 100.0% (Cost $32,503,647,960)		41,691,748,261
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		4,616,402
NET ASSETS — 100.0%		$41,696,364,663

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,654,664,334	$—	$—	$41,654,664,334
Short-Term Investments	37,083,927	—	—	37,083,927
TOTAL INVESTMENTS	$41,691,748,261	$—	$—	$41,691,748,261
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,208,705	$8,208,705	$355,386,232	$327,298,124	$—	$—	36,296,813	$36,296,813	$568,707
State Street Navigator Securities Lending Portfolio II	48,674,899	48,674,899	1,529,356,666	1,577,244,451	—	—	787,114	787,114	82,796
Total		$56,883,604	$1,884,742,898	$1,904,542,575	$—	$—		$37,083,927	$651,503
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AIR FREIGHT & LOGISTICS — 1.1%
United Parcel Service, Inc. Class B	797,690	$78,476,742
AUTOMOBILES — 1.0%
Ford Motor Co.	6,284,165	72,519,264
BANKS — 6.6%
Fifth Third Bancorp	1,637,035	76,056,646
Huntington Bancshares, Inc.	4,610,153	72,148,894
KeyCorp	3,989,530	79,990,077
Regions Financial Corp.	3,020,329	78,890,994
Truist Financial Corp.	1,729,956	79,526,077
U.S. Bancorp	1,560,003	81,135,756
		467,748,444
BEVERAGES — 2.4%
Molson Coors Beverage Co. Class B	1,715,900	73,886,654
PepsiCo, Inc.	589,715	91,576,842
		165,463,496
CAPITAL MARKETS — 2.2%
Franklin Resources, Inc.	3,397,443	80,247,604
T. Rowe Price Group, Inc. (a)	815,342	73,494,928
		153,742,532
CHEMICALS — 3.7%
Dow, Inc.	3,045,852	126,859,736
LyondellBasell Industries NV Class A	1,669,879	134,525,452
		261,385,188
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Target Corp.	816,044	98,904,533
CONTAINERS & PACKAGING — 3.3%
Amcor PLC	2,040,855	81,123,986
International Paper Co.	2,022,250	72,194,325
Smurfit Westrock PLC	2,063,752	82,240,517
		235,558,828
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
AT&T, Inc.	3,682,233	106,747,935
Comcast Corp. Class A	2,995,273	85,994,288
Verizon Communications, Inc.	2,205,212	110,701,642
		303,443,865
ELECTRIC UTILITIES — 9.3%
Duke Energy Corp.	724,919	94,920,894
Edison International	1,432,188	104,807,518
Evergy, Inc.	1,125,121	92,169,912
Eversource Energy	1,212,275	83,986,412
Exelon Corp.	1,922,962	94,263,597
FirstEnergy Corp.	1,826,739	92,542,598
Pinnacle West Capital Corp.	925,978	93,292,284
		655,983,215
FOOD PRODUCTS — 8.0%
Archer-Daniels-Midland Co.	1,278,180	92,910,904
Security Description	Shares	Value
Campbell's Co.	3,302,787	$73,553,066
Conagra Brands, Inc.	5,001,893	78,629,758
General Mills, Inc.	1,967,540	73,231,839
Hormel Foods Corp.	3,542,070	80,227,885
J.M. Smucker Co.	846,790	81,664,428
Kraft Heinz Co.	3,863,075	86,880,557
		567,098,437
HEALTH CARE PROVIDERS & SERVICES — 1.1%
CVS Health Corp.	1,061,872	76,263,647
HEALTH CARE REITs — 2.1%
Alexandria Real Estate Equities, Inc. REIT	1,480,454	68,722,675
Healthpeak Properties, Inc. REIT	4,831,531	79,382,054
		148,104,729
HOTEL & RESORT REITs — 1.3%
Host Hotels & Resorts, Inc. REIT	4,632,374	88,756,286
HOUSEHOLD PRODUCTS — 2.3%
Clorox Co.	782,831	81,124,776
Kimberly-Clark Corp. (a)	865,161	83,462,082
		164,586,858
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	6,076,738	85,621,238
INSURANCE — 2.3%
Principal Financial Group, Inc.	949,981	85,602,788
Prudential Financial, Inc.	790,314	77,205,775
		162,808,563
LEISURE PRODUCTS — 1.3%
Hasbro, Inc.	984,433	92,142,929
MACHINERY — 1.0%
Stanley Black & Decker, Inc.	1,035,836	73,606,506
MEDIA — 1.2%
Omnicom Group, Inc. (a)	1,101,198	82,931,221
MULTI-UTILITIES — 1.3%
Dominion Energy, Inc.	1,420,441	87,811,663
OFFICE REITs — 1.0%
BXP, Inc. REIT	1,312,494	68,118,439
OIL, GAS & CONSUMABLE FUELS — 9.6%
APA Corp.	3,260,464	138,374,092
Chevron Corp.	518,988	107,378,617
EOG Resources, Inc.	800,866	115,781,197
Kinder Morgan, Inc.	3,027,739	101,520,089
ONEOK, Inc.	1,141,284	103,160,661
Phillips 66 Co.	610,944	111,301,778
		677,516,434
PERSONAL CARE PRODUCTS — 1.2%
Kenvue, Inc.	4,978,891	85,836,081
PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	1,587,770	96,298,250
Pfizer, Inc.	3,342,328	93,852,570
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Viatris, Inc.	6,630,860	$89,582,919
		279,733,739
RESIDENTIAL REITs — 6.8%
Camden Property Trust REIT	798,063	77,938,833
Equity Residential REIT	1,410,474	83,429,537
Essex Property Trust, Inc. REIT	336,398	81,408,316
Invitation Homes, Inc. REIT	3,146,637	78,193,929
Mid-America Apartment Communities, Inc. REIT	639,183	78,057,028
UDR, Inc. REIT	2,297,117	77,596,612
		476,624,255
RETAIL REITs — 6.4%
Federal Realty Investment Trust REIT	844,557	89,700,399
Kimco Realty Corp. REIT	4,136,366	92,944,144
Realty Income Corp. REIT	1,400,429	85,678,246
Regency Centers Corp. REIT	1,218,421	92,185,733
Simon Property Group, Inc. REIT	467,311	87,167,521
		447,676,043
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Skyworks Solutions, Inc.	1,477,927	79,142,991
SPECIALIZED REITs — 7.1%
American Tower Corp. REIT	485,670	83,816,929
Crown Castle, Inc. REIT	992,698	80,716,274
Extra Space Storage, Inc. REIT	595,055	78,029,562
Iron Mountain, Inc. REIT	922,441	94,218,124
Public Storage REIT	299,744	81,194,655
VICI Properties, Inc. REIT	3,050,167	83,330,562
		501,306,106
SPECIALTY RETAIL — 1.2%
Best Buy Co., Inc.	1,300,075	83,464,815
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
HP, Inc. (a)	4,430,750	85,114,708
Security Description	Shares	Value
TOBACCO — 1.3%
Altria Group, Inc.	1,416,711	$93,488,759
TOTAL COMMON STOCKS (Cost $7,151,298,972)		7,000,980,554
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	23,515,879	23,515,879
State Street Navigator Securities Lending Portfolio II (d) (e)	19,385,642	19,385,642
TOTAL SHORT-TERM INVESTMENTS (Cost $42,901,521)		42,901,521
TOTAL INVESTMENTS — 99.9% (Cost $7,194,200,493)		7,043,882,075
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,621,172
NET ASSETS — 100.0%		$7,048,503,247

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	100	06/18/2026	$33,500,535	$32,853,750	$(646,785)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,000,980,554	$—	$—	$7,000,980,554
Short-Term Investments	42,901,521	—	—	42,901,521
TOTAL INVESTMENTS	$7,043,882,075	$—	$—	$7,043,882,075
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(646,785)	$—	$—	$(646,785)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(646,785)	$—	$—	$(646,785)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,221,705	$20,221,705	$464,183,577	$460,889,403	$—	$—	23,515,879	$23,515,879	$646,982
State Street Navigator Securities Lending Portfolio II	74,063,324	74,063,324	2,248,257,089	2,302,934,771	—	—	19,385,642	19,385,642	110,600
Total		$94,285,029	$2,712,440,666	$2,763,824,174	$—	$—		$42,901,521	$757,582
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
Axon Enterprise, Inc. (a)	31,414	$13,341,212
Boeing Co. (a)	517,450	102,988,074
General Dynamics Corp.	140,355	48,172,643
General Electric Co.	592,333	168,086,335
Huntington Ingalls Industries, Inc.	45,904	17,438,930
L3Harris Technologies, Inc.	219,709	75,832,561
Lockheed Martin Corp.	238,216	143,975,368
Northrop Grumman Corp.	156,964	107,087,119
Textron, Inc.	206,149	18,050,407
		694,972,649
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	138,880	23,063,802
Expeditors International of Washington, Inc.	157,685	22,585,223
FedEx Corp.	254,925	90,799,186
United Parcel Service, Inc. Class B	869,496	85,541,016
		221,989,227
AIRLINES — 0.3%
Delta Air Lines, Inc.	764,276	50,809,069
Southwest Airlines Co.	578,089	21,718,804
United Airlines Holdings, Inc. (a)	380,390	35,022,507
		107,550,380
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	252,846	17,557,626
AUTOMOBILES — 1.9%
Ford Motor Co.	4,610,575	53,206,036
General Motors Co.	1,063,597	79,237,976
Tesla, Inc. (a)	1,257,440	467,453,320
		599,897,332
BANKS — 5.3%
Bank of America Corp.	7,807,193	380,600,659
Citigroup, Inc.	2,056,066	233,178,445
Citizens Financial Group, Inc.	504,700	30,266,859
Fifth Third Bancorp	1,058,966	49,199,560
Huntington Bancshares, Inc.	2,385,614	37,334,859
JPMorgan Chase & Co.	1,015,150	298,616,524
KeyCorp	1,102,495	22,105,025
M&T Bank Corp.	178,654	36,931,355
PNC Financial Services Group, Inc.	475,209	98,886,241
Regions Financial Corp.	1,030,547	26,917,888
Truist Financial Corp.	1,485,416	68,284,573
U.S. Bancorp	1,828,915	95,121,869
Wells Fargo & Co.	3,638,712	289,677,862
		1,667,121,719
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	205,997	5,446,560
Coca-Cola Co.	2,641,955	200,920,678
Security Description	Shares	Value
Constellation Brands, Inc. Class A	165,721	$24,858,150
Keurig Dr. Pepper, Inc.	1,596,339	42,031,606
Molson Coors Beverage Co. Class B	198,134	8,531,650
PepsiCo, Inc.	1,607,962	249,700,419
		531,489,063
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	1,122,911	244,221,913
Amgen, Inc.	202,739	71,333,717
Biogen, Inc. (a)	172,363	31,599,309
Gilead Sciences, Inc.	671,494	93,586,119
Moderna, Inc. (a) (b)	409,176	20,786,141
Regeneron Pharmaceuticals, Inc.	118,616	91,647,466
Vertex Pharmaceuticals, Inc. (a)	298,862	133,453,838
		686,628,503
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	5,402,077	1,125,090,577
eBay, Inc.	137,476	12,513,065
		1,137,603,642
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	132,671	8,748,326
Allegion PLC	46,290	6,725,474
Builders FirstSource, Inc. (a)	129,438	10,656,631
Carrier Global Corp.	928,460	52,281,583
Johnson Controls International PLC	244,236	31,982,704
Lennox International, Inc.	37,506	17,407,660
Masco Corp.	243,023	14,671,298
Trane Technologies PLC	122,229	50,937,713
		193,411,389
CAPITAL MARKETS — 4.3%
Ameriprise Financial, Inc.	107,435	47,744,114
ARES Management Corp. Class A	242,119	26,415,183
Bank of New York Mellon Corp.	299,622	35,544,158
Blackrock, Inc.	169,765	163,264,698
Blackstone, Inc.	880,906	101,295,381
Cboe Global Markets, Inc.	59,957	16,852,114
Charles Schwab Corp.	1,965,261	184,695,229
CME Group, Inc.	186,430	55,062,100
Coinbase Global, Inc. Class A (a)	262,414	45,820,109
FactSet Research Systems, Inc.	43,836	9,511,974
Franklin Resources, Inc.	359,636	8,494,602
Goldman Sachs Group, Inc.	123,511	104,489,071
Intercontinental Exchange, Inc.	669,744	105,337,336
Invesco Ltd.	520,847	12,651,374
KKR & Co., Inc.	370,905	34,308,713
Moody's Corp.	93,691	40,872,699
Morgan Stanley	553,297	91,056,087
MSCI, Inc.	41,504	22,371,071
Nasdaq, Inc.	529,861	44,979,900
Northern Trust Corp.	219,255	30,601,420
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	207,110	$29,987,457
S&P Global, Inc.	201,620	85,757,051
State Street Corp. (c)	328,168	41,532,942
T. Rowe Price Group, Inc.	256,515	23,122,262
		1,361,767,045
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	261,962	76,097,341
Albemarle Corp.	138,301	24,829,179
CF Industries Holdings, Inc.	183,506	23,826,419
Corteva, Inc.	793,772	66,446,654
Dow, Inc.	844,228	35,162,096
DuPont de Nemours, Inc.	481,453	22,050,547
Ecolab, Inc.	299,933	79,788,177
International Flavors & Fragrances, Inc.	301,123	21,846,474
Linde PLC	549,404	272,372,527
LyondellBasell Industries NV Class A	302,967	24,407,022
Mosaic Co.	371,372	9,469,986
PPG Industries, Inc.	263,731	28,187,569
Sherwin-Williams Co.	271,245	86,947,585
		771,431,576
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	401,138	67,848,481
Copart, Inc. (a)	1,046,331	34,738,189
Republic Services, Inc.	236,381	51,772,167
Veralto Corp.	291,799	25,800,868
Waste Management, Inc.	436,595	100,325,165
		280,484,870
COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	2,184,934	169,529,029
F5, Inc. (a)	67,491	19,527,171
Motorola Solutions, Inc.	195,543	84,859,796
		273,915,996
CONSTRUCTION MATERIALS — 0.5%
CRH PLC	788,618	82,899,524
Martin Marietta Materials, Inc.	70,829	41,695,616
Vulcan Materials Co.	155,259	42,277,026
		166,872,166
CONSUMER FINANCE — 0.7%
American Express Co.	201,898	61,070,107
Capital One Financial Corp.	735,494	134,176,171
Synchrony Financial	408,960	27,817,459
		223,063,737
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.3%
Costco Wholesale Corp.	522,261	520,396,528
Dollar General Corp.	258,601	30,703,697
Dollar Tree, Inc. (a)	217,577	23,826,857
Kroger Co.	685,028	49,568,626
Sysco Corp.	563,494	40,194,027
Target Corp.	533,789	64,695,227
Security Description	Shares	Value
Walmart, Inc.	5,157,655	$640,993,364
		1,370,378,326
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	542,751	21,574,352
Avery Dennison Corp.	90,432	15,615,798
Ball Corp.	313,564	18,534,768
International Paper Co.	620,589	22,155,027
Packaging Corp. of America	105,042	22,292,013
Smurfit Westrock PLC	613,778	24,459,054
		124,631,012
DISTRIBUTORS — 0.1%
Genuine Parts Co.	163,601	17,300,806
Pool Corp.	38,306	7,750,453
		25,051,259
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	8,236,765	238,783,817
Comcast Corp. Class A	4,222,063	121,215,429
Verizon Communications, Inc.	4,961,662	249,075,432
		609,074,678
ELECTRIC UTILITIES — 3.2%
Alliant Energy Corp.	302,446	21,703,525
American Electric Power Co., Inc.	636,375	83,416,035
Constellation Energy Corp.	121,120	33,822,760
Duke Energy Corp.	914,994	119,809,314
Edison International	452,205	33,092,362
Entergy Corp.	532,199	59,797,880
Evergy, Inc.	270,861	22,188,933
Eversource Energy	440,872	30,543,612
Exelon Corp.	1,203,507	58,995,913
FirstEnergy Corp.	611,004	30,953,463
NextEra Energy, Inc.	2,450,376	227,590,923
NRG Energy, Inc.	64,974	9,495,300
PG&E Corp.	2,582,898	45,381,518
Pinnacle West Capital Corp.	140,101	14,115,176
PPL Corp.	869,321	33,208,062
Southern Co.	1,295,554	125,046,872
Xcel Energy, Inc.	694,915	55,204,048
		1,004,365,696
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	270,385	57,959,728
Eaton Corp. PLC	456,992	163,452,329
Emerson Electric Co.	661,240	86,635,665
Generac Holdings, Inc. (a)	68,650	13,409,404
Hubbell, Inc.	62,504	30,673,213
Rockwell Automation, Inc.	59,386	21,312,448
		373,442,787
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	152,381	18,441,149
Corning, Inc.	284,234	38,647,297
Jabil, Inc.	48,713	12,939,634
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	201,935	$57,020,386
TE Connectivity PLC	107,267	22,420,948
Teledyne Technologies, Inc. (a)	55,179	33,383,847
Zebra Technologies Corp. Class A (a)	59,243	12,386,526
		195,239,787
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	1,162,751	70,985,948
Halliburton Co.	988,939	38,558,732
SLB Ltd.	1,759,382	90,414,641
		199,959,321
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	140,464	28,636,396
Live Nation Entertainment, Inc. (a) (b)	86,863	13,247,476
Take-Two Interactive Software, Inc. (a)	98,312	19,416,620
Walt Disney Co.	2,084,341	200,888,786
Warner Bros Discovery, Inc. (a)	2,916,038	80,074,403
		342,263,681
FINANCIAL SERVICES — 2.1%
Apollo Global Management, Inc. (b)	256,449	28,573,548
Block, Inc. (a)	643,423	38,721,196
Corpay, Inc. (a)	82,188	23,915,886
Fidelity National Information Services, Inc.	608,515	28,545,439
Fiserv, Inc. (a)	631,945	35,262,531
Global Payments, Inc.	279,998	18,843,865
Jack Henry & Associates, Inc.	84,735	13,391,519
Mastercard, Inc. Class A	316,202	157,993,491
PayPal Holdings, Inc.	1,083,250	48,995,398
Visa, Inc. Class A	890,063	269,012,641
		663,255,514
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	564,591	41,040,120
Bunge Global SA	158,357	20,143,010
Campbell's Co.	229,953	5,121,053
Conagra Brands, Inc.	559,709	8,798,625
General Mills, Inc.	626,928	23,334,260
Hershey Co.	174,167	36,207,578
Hormel Foods Corp.	341,134	7,726,685
J.M. Smucker Co.	124,813	12,036,966
Kraft Heinz Co.	1,002,009	22,535,182
McCormick & Co., Inc.	296,356	14,948,197
Mondelez International, Inc. Class A	1,508,212	86,933,340
Tyson Foods, Inc. Class A	331,231	21,221,970
		300,046,986
GAS UTILITIES — 0.1%
Atmos Energy Corp.	194,642	35,954,270
GROUND TRANSPORTATION — 1.3%
CSX Corp.	2,187,314	89,789,240
Security Description	Shares	Value
JB Hunt Transport Services, Inc.	88,031	$18,653,769
Norfolk Southern Corp.	264,240	75,836,880
Old Dominion Freight Line, Inc.	216,163	42,238,250
Union Pacific Corp.	698,164	169,388,549
		395,906,688
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	2,045,942	210,056,865
Align Technology, Inc. (a)	78,079	13,385,083
Baxter International, Inc. (b)	601,515	10,105,452
Becton Dickinson & Co.	336,605	52,924,404
Boston Scientific Corp. (a)	574,597	36,055,962
Cooper Cos., Inc. (a)	232,646	16,634,189
Dexcom, Inc. (a)	223,614	14,042,959
Edwards Lifesciences Corp. (a)	368,269	29,490,982
GE HealthCare Technologies, Inc.	535,224	38,097,244
Hologic, Inc. (a)	260,391	19,682,956
Medtronic PLC	1,508,409	130,703,640
ResMed, Inc.	76,871	17,256,002
Solventum Corp. (a)	172,458	11,261,507
STERIS PLC	57,405	12,693,968
Stryker Corp.	235,040	77,231,794
Zimmer Biomet Holdings, Inc.	231,920	20,970,206
		710,593,213
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Cardinal Health, Inc.	276,878	58,507,090
Cencora, Inc.	228,869	71,896,908
Centene Corp. (a)	546,380	17,888,481
Cigna Group	309,998	82,691,967
CVS Health Corp.	1,496,876	107,505,634
DaVita, Inc. (a)	39,313	6,042,015
Elevance Health, Inc.	259,673	76,019,271
Henry Schein, Inc. (a)	117,063	8,627,543
Humana, Inc.	141,383	24,514,398
Labcorp Holdings, Inc.	97,485	26,009,973
McKesson Corp.	144,120	124,715,683
Quest Diagnostics, Inc.	130,807	25,635,556
UnitedHealth Group, Inc.	1,065,793	288,392,928
Universal Health Services, Inc. Class B	64,653	11,570,947
		930,018,394
HEALTH CARE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	181,968	8,446,955
Healthpeak Properties, Inc. REIT	813,186	13,360,646
Ventas, Inc. REIT	268,243	21,936,912
		43,744,513
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	748,341	14,338,214
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	264,898	33,451,320
Chipotle Mexican Grill, Inc. (a)	1,532,418	49,052,700
Darden Restaurants, Inc.	136,679	26,794,551
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Domino's Pizza, Inc.	36,342	$13,039,146
McDonald's Corp.	469,233	145,832,924
MGM Resorts International (a)	225,749	8,354,971
Norwegian Cruise Line Holdings Ltd. (a)	234,389	4,383,074
Starbucks Corp.	1,340,494	120,094,858
Yum! Brands, Inc.	166,484	25,884,932
		426,888,476
HOUSEHOLD DURABLES — 0.5%
DR Horton, Inc.	316,991	43,497,505
Garmin Ltd.	192,104	44,570,049
Lennar Corp. Class A	253,613	22,023,753
NVR, Inc. (a)	3,312	21,825,517
PulteGroup, Inc.	226,066	26,587,622
		158,504,446
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	278,495	25,989,154
Clorox Co.	142,754	14,793,597
Colgate-Palmolive Co.	948,414	80,833,325
Kimberly-Clark Corp.	390,037	37,626,869
Procter & Gamble Co.	2,734,382	394,954,136
		554,197,081
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
AES Corp.	833,298	11,741,169
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	619,698	89,998,741
Honeywell International, Inc.	747,008	168,846,218
		258,844,959
INDUSTRIAL REITs — 0.5%
Prologis, Inc. REIT	1,093,716	144,567,381
INSURANCE — 3.2%
Aflac, Inc.	549,254	60,258,656
Allstate Corp.	307,295	63,714,545
American International Group, Inc.	633,894	47,700,523
Aon PLC Class A	252,520	81,508,406
Arch Capital Group Ltd. (a)	420,609	40,374,258
Arthur J Gallagher & Co.	302,354	65,483,829
Assurant, Inc.	58,572	12,757,567
Brown & Brown, Inc.	345,125	22,505,601
Chubb Ltd.	427,946	139,480,440
Cincinnati Financial Corp.	74,882	11,782,683
Erie Indemnity Co. Class A	29,763	7,479,740
Everest Group Ltd.	47,879	15,649,251
Globe Life, Inc.	93,109	12,957,980
Hartford Insurance Group, Inc.	327,386	44,272,409
Loews Corp.	198,315	21,168,143
Marsh & McLennan Cos., Inc.	569,618	98,800,242
MetLife, Inc.	650,190	45,981,437
Principal Financial Group, Inc. (b)	233,935	21,079,883
Progressive Corp.	303,025	60,071,676
Security Description	Shares	Value
Prudential Financial, Inc.	411,224	$40,172,473
Travelers Cos., Inc.	254,431	74,212,434
W.R. Berkley Corp.	151,074	10,013,185
Willis Towers Watson PLC	112,499	32,703,459
		1,030,128,820
IT SERVICES — 1.1%
Accenture PLC Class A	723,972	143,556,408
Akamai Technologies, Inc. (a)	168,329	19,332,586
Cognizant Technology Solutions Corp. Class A	567,053	34,788,701
EPAM Systems, Inc. (a) (b)	64,664	8,755,506
Gartner, Inc. (a)	84,358	13,357,246
GoDaddy, Inc. Class A (a)	158,112	13,071,119
International Business Machines Corp.	527,898	127,957,196
		360,818,762
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	156,002	14,601,787
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	333,084	37,964,914
Bio-Techne Corp.	182,281	9,526,005
Charles River Laboratories International, Inc. (a)	57,569	9,930,652
Danaher Corp.	740,236	140,348,746
IQVIA Holdings, Inc. (a)	200,085	34,122,496
Mettler-Toledo International, Inc. (a)	12,653	15,957,964
Revvity, Inc.	132,675	11,623,657
Thermo Fisher Scientific, Inc.	442,038	217,274,938
Waters Corp. (a)	115,485	34,391,433
West Pharmaceutical Services, Inc.	84,233	21,112,159
		532,252,964
MACHINERY — 2.2%
Cummins, Inc.	53,557	28,814,737
Deere & Co.	296,600	167,074,780
Dover Corp.	158,678	33,076,429
Fortive Corp.	371,608	20,542,490
IDEX Corp.	87,599	16,604,390
Illinois Tool Works, Inc.	308,587	80,322,110
Ingersoll Rand, Inc.	418,760	33,551,051
Nordson Corp.	62,502	16,629,282
Otis Worldwide Corp.	457,983	35,301,330
PACCAR, Inc.	618,172	71,398,866
Parker-Hannifin Corp.	65,230	58,396,505
Pentair PLC	191,462	16,678,255
Snap-on, Inc.	61,117	22,198,917
Stanley Black & Decker, Inc.	181,206	12,876,498
Westinghouse Air Brake Technologies Corp.	200,883	50,202,671
Xylem, Inc.	286,143	34,194,089
		697,862,400
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.3%
Charter Communications, Inc. Class A (a) (b)	101,314	$21,871,666
Fox Corp. Class A (b)	82,847	4,838,265
Fox Corp. Class B	59,013	3,133,590
News Corp. Class A	438,155	10,923,204
News Corp. Class B (b)	144,444	4,118,098
Omnicom Group, Inc.	370,157	27,876,524
Paramount Skydance Corp. Class B	363,696	3,280,538
Trade Desk, Inc. Class A (a)	515,205	11,690,002
		87,731,887
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	1,690,992	99,396,510
Nucor Corp.	268,905	45,471,835
Steel Dynamics, Inc.	161,282	29,030,760
		173,899,105
MULTI-UTILITIES — 1.4%
Ameren Corp.	325,207	35,746,753
CenterPoint Energy, Inc.	767,234	33,113,819
CMS Energy Corp.	360,525	27,969,530
Consolidated Edison, Inc.	424,138	48,003,939
Dominion Energy, Inc.	1,002,997	62,005,275
DTE Energy Co.	244,073	35,688,354
NiSource, Inc.	561,047	26,178,453
Public Service Enterprise Group, Inc.	586,441	47,472,399
Sempra	767,949	74,621,604
WEC Energy Group, Inc.	382,260	44,254,240
		435,054,366
OFFICE REITs — 0.0% *
BXP, Inc. REIT	172,395	8,947,300
OIL, GAS & CONSUMABLE FUELS — 7.7%
APA Corp.	414,982	17,611,836
Chevron Corp.	2,205,534	456,324,985
ConocoPhillips	1,441,524	190,281,168
Coterra Energy, Inc.	895,090	31,453,463
Devon Energy Corp.	729,789	36,722,982
Diamondback Energy, Inc.	218,863	43,288,913
EOG Resources, Inc.	638,413	92,295,367
EQT Corp.	733,370	46,671,667
Expand Energy Corp.	279,894	30,726,763
Exxon Mobil Corp.	4,916,951	834,209,907
Kinder Morgan, Inc.	2,303,517	77,236,925
Marathon Petroleum Corp.	347,093	84,753,169
Occidental Petroleum Corp.	845,012	54,925,780
ONEOK, Inc.	739,174	66,813,938
Phillips 66 Co.	474,061	86,364,433
Targa Resources Corp.	252,578	63,328,882
Texas Pacific Land Corp.	68,068	32,302,350
Valero Energy Corp.	358,869	88,669,352
Williams Cos., Inc.	1,436,859	104,574,598
		2,438,556,478
Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	290,876	$20,876,171
Kenvue, Inc.	2,251,621	38,817,946
		59,694,117
PHARMACEUTICALS — 3.3%
Bristol-Myers Squibb Co.	2,396,088	145,322,737
Johnson & Johnson	1,162,542	284,171,767
Merck & Co., Inc.	2,920,321	351,285,413
Pfizer, Inc.	6,689,713	187,847,141
Viatris, Inc.	1,347,726	18,207,778
Zoetis, Inc.	496,659	58,710,060
		1,045,544,896
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	474,784	96,466,613
Broadridge Financial Solutions, Inc.	137,159	22,285,594
Equifax, Inc.	141,671	25,510,697
Jacobs Solutions, Inc.	139,891	17,805,327
Leidos Holdings, Inc.	150,216	23,361,592
Paychex, Inc.	380,608	35,061,609
Verisk Analytics, Inc.	76,663	14,546,804
		235,038,236
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	341,887	46,312,013
CoStar Group, Inc. (a)	497,982	20,088,594
		66,400,607
RESIDENTIAL REITs — 0.4%
AvalonBay Communities, Inc. REIT	166,223	27,152,527
Camden Property Trust REIT	124,477	12,156,424
Equity Residential REIT	407,041	24,076,475
Essex Property Trust, Inc. REIT	75,388	18,243,896
Invitation Homes, Inc. REIT	659,905	16,398,639
Mid-America Apartment Communities, Inc. REIT	136,968	16,726,532
UDR, Inc. REIT	351,930	11,888,196
		126,642,689
RETAIL REITs — 0.5%
Federal Realty Investment Trust REIT	91,835	9,753,795
Kimco Realty Corp. REIT	792,394	17,805,093
Realty Income Corp. REIT	1,082,359	66,218,724
Regency Centers Corp. REIT	192,584	14,570,905
Simon Property Group, Inc. REIT	226,318	42,215,097
		150,563,614
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Analog Devices, Inc.	574,904	182,899,958
Intel Corp. (a)	5,524,414	243,792,390
Microchip Technology, Inc.	634,993	41,026,898
NXP Semiconductors NV	295,515	58,175,083
ON Semiconductor Corp. (a)	463,587	28,705,307
Qnity Electronics, Inc.	246,223	28,409,210
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc.	1,255,414	$161,672,215
Skyworks Solutions, Inc.	176,934	9,474,816
Teradyne, Inc.	77,347	22,930,291
Texas Instruments, Inc.	1,067,801	207,302,886
		984,389,054
SOFTWARE — 3.0%
Adobe, Inc. (a)	482,985	117,403,994
Autodesk, Inc. (a)	105,096	25,159,982
Cadence Design Systems, Inc. (a)	118,384	32,895,362
Fair Isaac Corp. (a)	14,226	15,186,824
Fortinet, Inc. (a)	275,077	22,479,292
Gen Digital, Inc.	656,669	12,365,077
Intuit, Inc.	144,093	62,302,931
Oracle Corp.	957,657	140,880,921
Palo Alto Networks, Inc. (a)	418,328	67,066,345
PTC, Inc. (a)	140,190	19,975,673
Roper Technologies, Inc.	125,418	44,380,414
Salesforce, Inc.	1,102,447	205,793,782
ServiceNow, Inc. (a)	479,981	50,182,014
Synopsys, Inc. (a)	225,099	89,247,252
Trimble, Inc. (a)	278,401	18,160,097
Tyler Technologies, Inc. (a)	50,400	17,255,952
Workday, Inc. Class A (a)	140,357	18,235,181
		958,971,093
SPECIALIZED REITs — 1.6%
American Tower Corp. REIT	550,810	95,058,790
Crown Castle, Inc. REIT	511,723	41,608,197
Digital Realty Trust, Inc. REIT	379,973	68,474,934
Equinix, Inc. REIT	115,596	113,311,823
Extra Space Storage, Inc. REIT	249,364	32,699,101
Iron Mountain, Inc. REIT	347,348	35,478,125
Public Storage REIT	185,563	50,265,306
SBA Communications Corp. REIT	125,258	21,558,155
VICI Properties, Inc. REIT	1,255,838	34,309,494
Weyerhaeuser Co. REIT	847,675	20,708,700
		513,472,625
SPECIALTY RETAIL — 2.5%
AutoZone, Inc. (a)	6,854	23,151,304
Best Buy Co., Inc.	228,577	14,674,643
Carvana Co. (a)	81,388	25,586,760
Home Depot, Inc.	1,171,317	385,234,448
Lowe's Cos., Inc.	660,009	155,946,927
Ross Stores, Inc.	198,735	43,051,963
TJX Cos., Inc.	588,249	93,943,365
Tractor Supply Co.	620,855	28,124,732
Williams-Sonoma, Inc.	140,476	25,612,989
		795,327,131
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.8%
Apple, Inc.	8,636,805	2,191,934,741
Dell Technologies, Inc. Class C	349,659	57,389,532
Hewlett Packard Enterprise Co.	1,563,451	37,225,768
Security Description	Shares	Value
HP, Inc.	1,093,646	$21,008,940
NetApp, Inc.	234,731	24,034,107
Seagate Technology Holdings PLC	92,144	36,098,333
Super Micro Computer, Inc. (a) (b)	592,004	13,479,931
Western Digital Corp.	398,919	107,903,600
		2,489,074,952
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	167,019	16,716,932
Lululemon Athletica, Inc. (a)	126,233	19,326,272
NIKE, Inc. Class B	1,401,891	74,047,883
		110,091,087
TOBACCO — 0.8%
Altria Group, Inc.	1,975,090	130,336,189
Philip Morris International, Inc.	805,891	133,246,018
		263,582,207
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	1,348,542	62,572,349
United Rentals, Inc.	32,909	23,976,181
WW Grainger, Inc.	51,482	56,157,080
		142,705,610
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	229,258	31,199,721
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile U.S., Inc.	557,474	117,086,264
TOTAL COMMON STOCKS (Cost $29,956,651,121)		31,698,402,543
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	37,218,188	37,218,188
State Street Navigator Securities Lending Portfolio II (c) (f)	43,983,497	43,983,497
TOTAL SHORT-TERM INVESTMENTS (Cost $81,201,685)		81,201,685
TOTAL INVESTMENTS — 100.1% (Cost $30,037,852,806)		31,779,604,228
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(17,374,702)
NET ASSETS — 100.0%		$31,762,229,526

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$31,698,402,543	$—	$—	$31,698,402,543
Short-Term Investments	81,201,685	—	—	81,201,685
TOTAL INVESTMENTS	$31,779,604,228	$—	$—	$31,779,604,228
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	313,158	$33,301,222	$14,714,777	$13,200,782	$1,145,154	$5,572,571	328,168	$41,532,942	$783,384
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,769,323	16,769,323	742,813,006	722,364,141	—	—	37,218,188	37,218,188	845,969
State Street Navigator Securities Lending Portfolio II	75,661,969	75,661,969	1,289,134,221	1,320,812,693	—	—	43,983,497	43,983,497	110,403
Total		$125,732,514	$2,046,662,004	$2,056,377,616	$1,145,154	$5,572,571		$122,734,627	$1,739,756
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.9%
AAR Corp. (a)	355,474	$38,910,184
Mercury Systems, Inc. (a)	478,291	34,872,197
National Presto Industries, Inc.	48,441	6,639,323
VSE Corp.	260,888	48,107,747
		128,529,451
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp. (a) (b)	196,845	3,289,280
Hub Group, Inc. Class A	547,695	19,738,928
		23,028,208
AIRLINES — 0.5%
Allegiant Travel Co. (a) (b)	124,244	10,068,734
JetBlue Airways Corp. (a) (b)	2,660,562	11,759,684
SkyWest, Inc. (a)	363,118	33,345,126
Sun Country Airlines Holdings, Inc. (a)	495,780	8,190,285
		63,363,829
AUTO COMPONENTS — 1.5%
Adient PLC (a)	707,360	14,295,746
Dana, Inc.	1,016,822	34,216,060
Dauch Corp. (a)	2,151,736	12,759,795
Dorman Products, Inc. (a)	251,678	26,265,116
Fox Factory Holding Corp. (a)	380,985	6,271,013
Gentherm, Inc. (a)	276,418	7,678,892
LCI Industries (b)	219,064	26,940,491
Patrick Industries, Inc. (b)	301,271	33,462,170
Phinia, Inc.	342,944	23,471,087
Standard Motor Products, Inc.	190,634	6,622,625
XPEL, Inc. (a) (b)	230,070	10,182,898
		202,165,893
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	259,842	8,052,504
BANKS — 8.5%
Ameris Bancorp	582,312	45,414,513
Atlantic Union Bankshares Corp. (b)	1,284,393	45,904,206
Axos Financial, Inc. (a)	513,451	43,689,546
Banc of California, Inc.	1,213,345	21,330,605
BancFirst Corp.	189,773	20,590,370
Bancorp, Inc. (a)	382,962	20,576,548
Bank of Hawaii Corp.	360,000	26,730,000
BankUnited, Inc.	671,178	30,310,398
Banner Corp.	308,003	18,689,622
Beacon Financial Corp.	758,125	22,743,750
Capitol Federal Financial, Inc.	1,110,695	7,919,255
Cathay General Bancorp	608,337	30,331,683
Central Pacific Financial Corp.	245,274	7,838,957
City Holding Co.	130,187	15,559,950
Community Financial System, Inc.	476,818	27,965,376
Customers Bancorp, Inc. (a)	287,499	19,955,306
CVB Financial Corp. (b)	1,152,517	22,347,305
Security Description	Shares	Value
Dime Community Bancshares, Inc.	369,829	$12,507,617
Eagle Bancorp, Inc.	252,143	6,270,796
FB Financial Corp.	364,709	18,942,985
First BanCorp	1,408,416	30,083,766
First Bancorp/Southern Pines NC (b)	374,889	21,124,995
First Commonwealth Financial Corp.	925,991	16,278,922
First Financial Bancorp	936,228	26,102,037
First Hawaiian, Inc.	1,110,295	27,357,669
First Interstate BancSystem, Inc. Class A (b)	795,976	26,585,598
Fulton Financial Corp. (b)	1,735,741	35,304,972
Hanmi Financial Corp.	266,229	7,017,796
Heritage Financial Corp.	370,356	9,629,256
Hilltop Holdings, Inc.	376,173	13,474,517
Hope Bancorp, Inc.	1,162,450	12,984,567
Independent Bank Corp.	448,911	33,762,596
Lakeland Financial Corp.	227,616	13,060,606
National Bank Holdings Corp. Class A	406,972	15,937,024
NBT Bancorp, Inc.	472,973	20,139,190
Northwest Bancshares, Inc.	1,319,367	16,742,767
OFG Bancorp	390,786	15,811,202
Park National Corp.	145,540	23,788,513
Pathward Financial, Inc.	196,772	17,557,966
Preferred Bank	103,895	9,422,238
Provident Financial Services, Inc.	1,181,811	25,007,121
Renasant Corp.	856,722	30,953,366
S&T Bancorp, Inc.	337,645	14,123,690
Seacoast Banking Corp. of Florida	876,509	26,549,458
ServisFirst Bancshares, Inc.	455,018	33,138,961
Simmons First National Corp. Class A	1,309,831	25,476,213
Southside Bancshares, Inc.	258,494	8,036,578
Stellar Bancorp, Inc.	412,559	15,103,785
Tompkins Financial Corp.	116,391	9,176,266
Triumph Financial, Inc. (a) (b)	208,164	12,419,064
TrustCo Bank Corp.	163,440	7,155,403
Trustmark Corp.	533,796	22,494,163
United Community Banks, Inc.	1,091,904	34,384,057
WaFd, Inc.	686,144	21,544,922
Westamerica BanCorp	222,078	11,581,368
WSFS Financial Corp.	483,626	31,658,158
		1,186,587,558
BEVERAGES — 0.2%
National Beverage Corp. (a)	210,373	7,079,051
Vita Coco Co., Inc. (a) (b)	396,780	19,009,730
		26,088,781
BIOTECHNOLOGY — 3.3%
ACADIA Pharmaceuticals, Inc. (a)	1,132,627	25,212,277
ADMA Biologics, Inc. (a)	2,154,928	19,415,901
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Alkermes PLC (a)	1,495,826	$52,892,407
Apellis Pharmaceuticals, Inc. (a) (b)	938,374	37,750,786
Arcus Biosciences, Inc. (a)	766,157	16,548,991
Catalyst Pharmaceuticals, Inc. (a)	1,045,251	25,880,415
Krystal Biotech, Inc. (a)	233,933	60,429,573
Protagonist Therapeutics, Inc. (a)	532,519	56,127,503
PTC Therapeutics, Inc. (a)	727,487	49,563,689
Sarepta Therapeutics, Inc. (a) (b)	946,091	20,586,940
TG Therapeutics, Inc. (a) (b)	1,231,456	40,908,968
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Veracyte, Inc. (a)	715,199	23,036,560
Vericel Corp. (a)	456,789	14,694,902
Vir Biotechnology, Inc. (a)	1,037,187	9,293,196
Xencor, Inc. (a)	650,312	7,842,763
		460,188,223
BROADLINE RETAIL — 0.4%
Etsy, Inc. (a)	894,402	44,702,212
Kohl's Corp. (b)	1,031,596	13,307,588
		58,009,800
BUILDING PRODUCTS — 2.4%
American Woodmark Corp. (a)	133,086	5,300,815
Apogee Enterprises, Inc.	199,165	6,679,994
Armstrong World Industries, Inc.	390,943	64,427,406
AZZ, Inc.	270,349	33,828,770
CSW Industrials, Inc. (b)	149,169	38,870,458
Gibraltar Industries, Inc. (a)	266,364	10,619,933
Griffon Corp.	354,026	25,730,610
Hayward Holdings, Inc. (a)	1,805,325	24,155,248
Insteel Industries, Inc.	177,337	5,960,297
Masterbrand, Inc. (a)	1,159,384	9,634,481
Quanex Building Products Corp. (b)	419,169	7,532,467
Resideo Technologies, Inc. (a)	1,247,780	42,062,664
Zurn Elkay Water Solutions Corp.	1,346,089	60,358,631
		335,161,774
CAPITAL MARKETS — 3.1%
Acadian Asset Management, Inc.	238,397	12,973,565
Artisan Partners Asset Management, Inc. Class A	637,494	23,198,407
BGC Group, Inc. Class A	3,301,212	32,285,853
Cohen & Steers, Inc.	248,841	15,565,005
Donnelley Financial Solutions, Inc. (a)	239,343	11,282,629
MarketAxess Holdings, Inc.	336,903	55,582,257
Moelis & Co. Class A (b)	670,131	38,197,467
Piper Sandler Cos.	611,104	46,780,011
PJT Partners, Inc. Class A	220,084	30,750,136
StepStone Group, Inc. Class A	667,913	31,872,808
StoneX Group, Inc. (a)	636,202	51,309,691
Security Description	Shares	Value
Victory Capital Holdings, Inc. Class A	429,684	$28,135,708
Virtu Financial, Inc. Class A	722,455	31,773,571
Virtus Investment Partners, Inc.	57,899	7,778,731
WisdomTree, Inc. (b)	1,036,959	15,098,123
		432,583,962
CHEMICALS — 3.6%
Balchem Corp.	293,469	49,737,126
Celanese Corp.	992,479	65,275,344
Chemours Co.	1,356,401	29,881,514
Eastman Chemical Co.	1,034,305	78,938,158
Element Solutions, Inc.	2,061,918	70,393,881
FMC Corp.	1,132,691	19,504,939
Hawkins, Inc.	189,116	29,048,218
HB Fuller Co.	491,410	30,310,169
Ingevity Corp. (a)	325,215	23,165,064
Innospec, Inc.	227,354	16,601,389
Koppers Holdings, Inc.	176,128	6,812,631
Minerals Technologies, Inc.	281,530	19,966,108
Quaker Chemical Corp. (b)	123,741	15,372,344
Sensient Technologies Corp.	384,698	33,253,295
Stepan Co.	196,177	9,804,926
		498,065,106
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	529,831	20,409,090
Brady Corp. Class A	395,120	32,099,549
Casella Waste Systems, Inc. Class A (a) (b)	566,343	44,933,654
CoreCivic, Inc. (a)	904,418	17,102,544
Deluxe Corp.	408,148	11,240,396
Enviri Corp. (a) (b)	737,573	14,471,182
GEO Group, Inc. (a) (b)	1,236,411	20,784,069
Healthcare Services Group, Inc. (a)	643,793	11,942,360
HNI Corp.	633,290	21,145,553
Interface, Inc.	529,483	13,194,716
Liquidity Services, Inc. (a)	216,273	6,611,466
MillerKnoll, Inc.	630,994	9,124,173
OPENLANE, Inc. (a)	961,630	28,031,515
Pitney Bowes, Inc. (b)	1,336,501	14,768,336
UniFirst Corp.	131,473	33,077,292
Vestis Corp. (a) (b)	1,008,318	7,925,380
		306,861,275
COMMUNICATIONS EQUIPMENT — 1.6%
Calix, Inc. (a)	545,950	26,746,090
Digi International, Inc. (a)	344,021	16,581,812
Extreme Networks, Inc. (a)	1,229,346	18,538,538
Harmonic, Inc. (a)	1,010,352	9,072,961
NetScout Systems, Inc. (a)	620,214	19,716,603
Viasat, Inc. (a)	1,231,169	56,387,540
Viavi Solutions, Inc. (a) (b)	2,103,563	70,006,577
		217,050,121
CONSTRUCTION & ENGINEERING — 2.6%
Arcosa, Inc.	444,275	47,155,348
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Argan, Inc.	126,116	$68,689,079
Everus Construction Group, Inc. (a)	463,903	54,768,388
Granite Construction, Inc. (b)	395,783	47,446,466
MYR Group, Inc. (a)	141,252	39,878,265
Primoris Services Corp.	491,203	70,261,677
WillScot Holdings Corp. (b)	1,646,799	28,588,431
		356,787,654
CONSUMER FINANCE — 0.8%
Bread Financial Holdings, Inc.	399,223	29,897,810
Encore Capital Group, Inc. (a)	201,253	14,111,860
Enova International, Inc. (a)	223,757	30,392,913
EZCORP, Inc. Class A (a) (b)	539,020	13,680,328
Navient Corp.	617,528	5,051,379
PRA Group, Inc. (a)	356,114	6,231,995
PROG Holdings, Inc.	364,730	10,464,104
World Acceptance Corp. (a) (b)	26,202	3,538,318
		113,368,707
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Andersons, Inc.	303,795	21,806,405
Chefs' Warehouse, Inc. (a)	327,439	19,466,248
Grocery Outlet Holding Corp. (a) (b)	893,918	6,302,122
PriceSmart, Inc.	228,624	34,407,912
United Natural Foods, Inc. (a)	552,527	24,896,867
		106,879,554
CONTAINERS & PACKAGING — 0.5%
O-I Glass, Inc. (a) (b)	1,375,798	14,459,637
Sealed Air Corp.	1,334,675	56,123,084
		70,582,721
DISTRIBUTORS — 0.5%
LKQ Corp.	2,320,136	68,142,394
DIVERSIFIED CONSUMER SERVICES — 1.8%
ADT, Inc.	4,599,748	30,220,344
Covista, Inc. (a)	312,458	36,010,784
Frontdoor, Inc. (a)	653,074	34,521,492
Laureate Education, Inc. (a)	1,220,938	42,537,480
Matthews International Corp. Class A (b)	282,565	7,295,828
Mister Car Wash, Inc. (a) (b)	895,987	6,245,029
OneSpaWorld Holdings Ltd.	924,441	21,215,921
Perdoceo Education Corp.	546,631	20,340,140
Strategic Education, Inc.	209,995	17,421,185
Stride, Inc. (a) (b)	380,545	33,552,653
		249,360,856
DIVERSIFIED REITs — 0.6%
American Assets Trust, Inc. REIT	430,307	7,921,952
Essential Properties Realty Trust, Inc. REIT	1,902,306	57,754,010
Global Net Lease, Inc. REIT	1,781,669	16,676,422
		82,352,384
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cogent Communications Holdings, Inc. (b)	438,697	$8,265,051
Iridium Communications, Inc.	949,700	26,344,678
Lumen Technologies, Inc. (a)	8,551,717	59,434,433
Shenandoah Telecommunications Co. (b)	416,419	6,421,181
Uniti Group, Inc. (b)	1,638,131	15,365,669
		115,831,012
ELECTRIC UTILITIES — 0.6%
Hawaiian Electric Industries, Inc. (a) (b)	1,561,392	23,171,057
MGE Energy, Inc.	330,642	25,555,320
Otter Tail Corp.	379,523	33,310,734
		82,037,111
ELECTRICAL EQUIPMENT — 0.5%
Powell Industries, Inc. (b)	86,148	46,612,960
Sunrun, Inc. (a)	2,100,177	28,478,400
		75,091,360
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Arlo Technologies, Inc. (a)	957,012	13,618,281
Badger Meter, Inc.	266,893	40,661,149
Benchmark Electronics, Inc.	322,566	18,083,050
CTS Corp.	267,378	12,769,973
ePlus, Inc.	236,362	17,786,240
Insight Enterprises, Inc. (a)	280,272	18,781,027
Itron, Inc. (a)	414,868	37,184,619
Knowles Corp. (a)	767,670	19,713,766
Mirion Technologies, Inc. (a) (b)	2,216,467	41,204,121
Napco Security Technologies, Inc.	327,926	12,917,005
OSI Systems, Inc. (a) (b)	140,329	37,258,753
PC Connection, Inc.	103,753	6,065,400
Plexus Corp. (a)	242,684	49,153,217
Ralliant Corp.	1,021,964	42,503,483
Rogers Corp. (a)	151,146	16,222,500
Sanmina Corp. (a)	494,924	64,161,947
ScanSource, Inc. (a)	183,729	6,669,363
Vishay Intertechnology, Inc.	1,116,703	20,100,654
		474,854,548
ENERGY EQUIPMENT & SERVICES — 3.0%
Archrock, Inc.	1,594,871	55,501,511
Atlas Energy Solutions, Inc. (b)	700,568	9,191,452
Bristow Group, Inc.	229,994	10,784,419
Cactus, Inc. Class A	623,077	29,515,157
Core Laboratories, Inc.	424,476	7,126,952
Helix Energy Solutions Group, Inc. (a)	1,248,302	12,345,707
Helmerich & Payne, Inc.	904,087	32,574,255
Innovex International, Inc. (a)	352,684	8,601,963
Kodiak Gas Services, Inc.	753,035	43,917,001
Liberty Energy, Inc.	1,468,237	42,285,226
Noble Corp. PLC (b)	1,139,687	55,924,441
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Oceaneering International, Inc. (a)	903,388	$32,043,172
Patterson-UTI Energy, Inc.	3,127,776	33,873,814
RPC, Inc. (b)	811,593	5,746,078
Tidewater, Inc. (a) (b)	417,312	34,866,418
		414,297,566
ENTERTAINMENT — 0.8%
Cinemark Holdings, Inc. (b)	933,779	26,631,377
Madison Square Garden Sports Corp. (a) (b)	162,953	52,373,094
Sphere Entertainment Co. (a) (b)	242,876	28,513,643
		107,518,114
FINANCIAL SERVICES — 2.2%
Enact Holdings, Inc.	264,017	10,774,534
EVERTEC, Inc.	577,846	16,306,814
HA Sustainable Infrastructure Capital, Inc. (b)	1,158,137	42,561,535
Jackson Financial, Inc. Class A	641,925	67,864,311
Merchants Bancorp (b)	269,703	11,572,956
NCR Atleos Corp. (a)	668,917	29,151,403
NMI Holdings, Inc. (a)	688,109	25,810,968
Payoneer Global, Inc. (a)	2,658,214	12,839,174
Radian Group, Inc.	1,227,306	40,599,282
Sezzle, Inc. (a) (b)	156,001	9,873,303
Walker & Dunlop, Inc.	308,900	13,708,982
Western Union Co. (b)	2,876,453	25,111,435
		306,174,697
FOOD PRODUCTS — 1.2%
Cal-Maine Foods, Inc. (b)	405,625	32,105,219
Fresh Del Monte Produce, Inc.	298,918	12,034,439
Freshpet, Inc. (a) (b)	441,769	26,046,700
J&J Snack Foods Corp.	137,092	10,867,283
John B Sanfilippo & Son, Inc.	82,595	6,552,261
Lamb Weston Holdings, Inc.	1,258,462	53,182,604
Simply Good Foods Co. (a)	768,078	11,021,919
Tootsie Roll Industries, Inc. (b)	185,327	7,917,160
Vital Farms, Inc. (a) (b)	339,698	4,796,536
		164,524,121
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	214,056	27,050,257
MDU Resources Group, Inc.	1,851,144	38,355,704
Northwest Natural Holding Co.	379,998	20,223,493
		85,629,454
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	202,058	19,874,425
Heartland Express, Inc. (b)	419,410	4,361,864
Hertz Global Holdings, Inc. (a) (b)	1,138,453	5,248,268
Lyft, Inc. Class A (a) (b)	3,607,148	47,975,068
Marten Transport Ltd.	532,037	6,985,646
RXO, Inc. (a) (b)	1,484,790	21,707,630
Schneider National, Inc. Class B	454,622	11,983,836
Security Description	Shares	Value
Werner Enterprises, Inc.	540,364	$15,892,105
		134,028,842
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Artivion, Inc. (a)	384,255	14,071,418
Avanos Medical, Inc. (a) (b)	425,756	5,964,842
CONMED Corp. (b)	283,373	10,020,069
Embecta Corp.	532,900	4,710,836
Enovis Corp. (a) (b)	518,578	11,797,650
Glaukos Corp. (a)	520,443	56,030,893
ICU Medical, Inc. (a)	223,436	28,856,759
Inspire Medical Systems, Inc. (a)	234,746	12,108,199
Integer Holdings Corp. (a) (b)	317,148	27,909,024
Integra LifeSciences Holdings Corp. (a)	610,526	5,751,155
LeMaitre Vascular, Inc.	188,696	20,599,942
Merit Medical Systems, Inc. (a)	536,925	37,010,240
Neogen Corp. (a) (b)	1,972,404	18,323,633
Omnicell, Inc. (a)	406,971	13,584,692
QuidelOrtho Corp. (a) (b)	625,133	10,270,935
STAAR Surgical Co. (a) (b)	452,495	8,461,657
Tandem Diabetes Care, Inc. (a) (b)	619,418	11,874,243
Teleflex, Inc.	400,328	47,883,232
TransMedics Group, Inc. (a) (b)	309,438	30,761,232
UFP Technologies, Inc. (a) (b)	70,950	13,735,920
		389,726,571
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	834,074	19,508,991
AdaptHealth Corp. (a)	982,890	11,696,391
Addus HomeCare Corp. (a)	165,408	15,490,459
AMN Healthcare Services, Inc. (a)	351,179	6,440,623
Astrana Health, Inc. (a) (b)	391,188	9,591,930
BrightSpring Health Services, Inc. (a)	1,199,598	51,114,871
Concentra Group Holdings Parent, Inc.	1,078,399	23,131,658
CorVel Corp. (a)	281,887	15,405,125
Molina Healthcare, Inc. (a)	466,893	62,236,837
National HealthCare Corp.	112,168	17,913,230
NeoGenomics, Inc. (a)	1,194,485	8,863,079
OmniAb, Inc. (a) (c)	84,362	—
Pediatrix Medical Group, Inc. (a)	759,998	16,256,357
Privia Health Group, Inc. (a)	1,045,912	21,514,410
Progyny, Inc. (a) (b)	727,024	12,344,867
RadNet, Inc. (a)	630,942	35,263,348
Select Medical Holdings Corp.	995,722	16,220,311
U.S. Physical Therapy, Inc. (b)	139,103	10,427,161
		353,419,648
HEALTH CARE REITs — 0.3%
LTC Properties, Inc. REIT	430,062	15,981,104
Medical Properties Trust, Inc. REIT (b)	4,460,751	20,653,277
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Universal Health Realty Income Trust REIT	116,129	$4,699,741
		41,334,122
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	1,088,233	6,202,928
HealthStream, Inc.	219,067	4,536,878
Schrodinger, Inc. (a) (b)	511,400	5,809,504
Waystar Holding Corp. (a) (b)	1,038,777	25,044,913
		41,594,223
HOTEL & RESORT REITs — 1.0%
Apple Hospitality REIT, Inc. (b)	1,990,515	22,910,828
DiamondRock Hospitality Co. REIT	1,841,067	17,250,798
Pebblebrook Hotel Trust REIT	1,045,894	13,209,641
Ryman Hospitality Properties, Inc. REIT	570,859	52,673,160
Sunstone Hotel Investors, Inc. REIT	1,714,658	15,449,068
Xenia Hotels & Resorts, Inc. REIT	859,607	12,747,972
		134,241,467
HOTELS, RESTAURANTS & LEISURE — 2.4%
BJ's Restaurants, Inc. (a)	192,723	6,764,577
Brinker International, Inc. (a)	394,711	56,352,889
Caesars Entertainment, Inc. (a)	1,849,446	48,880,858
Cheesecake Factory, Inc. (b)	414,836	22,712,271
Cracker Barrel Old Country Store, Inc. (b)	202,969	5,705,459
Golden Entertainment, Inc.	179,168	4,781,994
Life Time Group Holdings, Inc. (a)	1,377,950	37,121,973
Marriott Vacations Worldwide Corp. (b)	250,272	16,297,713
Monarch Casino & Resort, Inc.	109,237	10,443,057
Papa John's International, Inc. (b)	302,836	9,814,915
Penn Entertainment, Inc. (a)	1,150,184	17,287,265
Pursuit Attractions & Hospitality, Inc. (a) (b)	193,065	7,071,971
Red Rock Resorts, Inc. Class A	439,285	23,440,248
Sabre Corp. (a) (b)	3,599,720	5,219,594
Shake Shack, Inc. Class A (a)	364,493	32,246,696
Six Flags Entertainment Corp. (a) (b)	916,719	16,271,762
United Parks & Resorts, Inc. (a) (b)	250,059	8,166,927
Wendy's Co. (b)	1,457,740	10,131,293
		338,711,462
HOUSEHOLD DURABLES — 2.7%
Cavco Industries, Inc. (a)	70,284	34,037,838
Century Communities, Inc.	228,107	13,088,780
Champion Homes, Inc. (a)	500,871	37,249,776
Dream Finders Homes, Inc. Class A (a) (b)	263,063	3,661,837
Ethan Allen Interiors, Inc.	206,955	4,606,818
Security Description	Shares	Value
Green Brick Partners, Inc. (a)	275,666	$17,766,674
Installed Building Products, Inc. (b)	205,240	54,419,386
La-Z-Boy, Inc.	374,065	12,022,449
Leggett & Platt, Inc.	1,228,106	12,133,687
LGI Homes, Inc. (a)	185,267	7,323,605
M/I Homes, Inc. (a)	236,710	28,985,140
Meritage Homes Corp.	604,968	37,411,221
Mohawk Industries, Inc. (a)	470,525	46,327,892
Newell Brands, Inc.	3,782,105	12,972,620
Sonos, Inc. (a)	1,091,018	14,619,641
Tri Pointe Homes, Inc. (a)	765,014	35,749,104
		372,376,468
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a) (b)	75,877	2,789,998
Central Garden & Pet Co. Class A (a)	460,660	14,934,597
Energizer Holdings, Inc. (b)	559,953	9,194,428
Reynolds Consumer Products, Inc.	500,496	10,600,505
WD-40 Co.	122,102	24,901,482
		62,421,010
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Clearway Energy, Inc. Class A	312,347	12,234,632
Clearway Energy, Inc. Class C	768,160	30,181,006
		42,415,638
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT (b)	254,098	12,745,556
LXP Industrial Trust REIT	534,636	24,732,261
Terreno Realty Corp. REIT	944,187	57,991,966
		95,469,783
INSURANCE — 2.2%
AMERISAFE, Inc.	173,842	5,794,154
Assured Guaranty Ltd.	392,187	31,955,397
Employers Holdings, Inc.	202,188	8,318,014
Genworth Financial, Inc. (a)	3,615,196	29,355,392
Goosehead Insurance, Inc. Class A (a) (b)	229,858	9,805,742
HCI Group, Inc.	96,973	14,992,996
Horace Mann Educators Corp.	367,500	15,684,900
Kemper Corp.	530,404	16,209,146
Lincoln National Corp.	1,531,831	54,380,001
Mercury General Corp.	242,901	21,411,723
Palomar Holdings, Inc. (a)	239,841	28,661,000
ProAssurance Corp. (a)	471,852	11,664,181
Safety Insurance Group, Inc.	137,127	9,960,905
SiriusPoint Ltd. (a)	939,945	20,246,415
Stewart Information Services Corp.	273,057	16,814,850
Trupanion, Inc. (a) (b)	310,991	7,964,480
United Fire Group, Inc.	201,122	7,453,581
		310,672,877
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 1.3%
Cargurus, Inc. (a)	735,098	$25,030,087
IAC, Inc. (a) (b)	589,676	23,604,730
Match Group, Inc.	2,139,870	65,715,408
QuinStreet, Inc. (a)	515,727	6,193,881
Shutterstock, Inc. (b)	215,275	3,575,718
TripAdvisor, Inc. (a) (b)	1,031,213	10,992,731
Yelp, Inc. (a) (b)	526,968	13,037,188
Ziff Davis, Inc. (a) (b)	360,794	15,138,916
ZoomInfo Technologies, Inc. (a)	2,426,106	14,508,114
		177,796,773
IT SERVICES — 0.7%
ASGN, Inc. (a)	385,504	14,922,860
DigitalOcean Holdings, Inc. (a) (b)	720,751	61,826,021
DXC Technology Co. (a)	1,534,531	19,289,055
Grid Dynamics Holdings, Inc. (a) (b)	608,792	3,470,114
		99,508,050
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp. (b)	249,346	23,308,864
Callaway Golf Co. (a)	1,262,998	17,530,412
		40,839,276
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a) (b)	377,192	7,970,067
BioLife Solutions, Inc. (a)	355,104	6,775,384
Cytek Biosciences, Inc. (a)	982,401	4,293,092
Fortrea Holdings, Inc. (a)	854,461	8,049,023
		27,087,566
MACHINERY — 4.2%
Alamo Group, Inc.	97,436	16,074,017
Albany International Corp. Class A	258,936	13,519,049
Astec Industries, Inc.	206,135	11,098,308
Enerpac Tool Group Corp.	477,062	17,398,451
Enpro, Inc.	190,935	47,857,858
ESCO Technologies, Inc.	234,727	66,045,136
Federal Signal Corp.	551,082	59,594,007
Franklin Electric Co., Inc.	346,521	31,938,841
Gates Industrial Corp. PLC (a)	2,300,261	52,008,901
Greenbrier Cos., Inc.	278,898	14,683,980
JBT Marel Corp.	471,066	60,235,209
Kadant, Inc. (b)	106,611	31,167,726
Kennametal, Inc.	689,394	24,907,805
Lindsay Corp.	94,269	11,224,610
Mueller Water Products, Inc. Class A	1,416,577	38,941,702
Proto Labs, Inc. (a)	213,709	12,185,687
Standex International Corp.	109,709	27,960,436
Tennant Co. (b)	165,482	10,988,005
Titan International, Inc. (a)	434,609	3,003,148
Trinity Industries, Inc.	724,794	23,323,871
Worthington Enterprises, Inc.	283,050	14,758,227
		588,914,974
Security Description	Shares	Value
MARINE — 0.3%
Matson, Inc.	283,838	$46,532,402
MEDIA — 0.6%
Cable One, Inc. (a) (b)	42,047	3,835,107
DoubleVerify Holdings, Inc. (a)	1,212,523	11,518,969
John Wiley & Sons, Inc. Class A	363,692	13,856,665
Scholastic Corp. (b)	206,019	8,047,102
Versant Media Group, Inc. (a)	1,317,195	48,762,559
		86,020,402
METALS & MINING — 1.1%
Alpha Metallurgical Resources, Inc. (a)	97,702	20,055,289
Century Aluminum Co. (a)	485,698	28,505,616
Ferroglobe PLC (a) (c)	5,429	—
Kaiser Aluminum Corp.	145,096	17,485,519
Materion Corp.	187,589	27,134,749
Metallus, Inc. (a)	326,249	5,330,909
Warrior Met Coal, Inc.	476,252	44,362,874
Worthington Steel, Inc.	297,915	9,041,720
		151,916,676
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Adamas Trust, Inc. REIT (b)	766,727	5,643,111
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,204,500	12,719,520
Arbor Realty Trust, Inc. REIT (b)	1,774,646	13,682,520
ARMOUR Residential REIT, Inc. (b)	1,011,109	16,865,298
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,435,558	27,490,936
Ellington Financial, Inc. REIT (b)	1,125,134	13,332,838
Franklin BSP Realty Trust, Inc. REIT (b)	732,376	6,217,872
PennyMac Mortgage Investment Trust REIT (b)	794,239	9,260,827
Redwood Trust, Inc. REIT	1,155,552	6,482,647
Rithm Capital Corp. REIT (b)	5,036,344	47,744,541
Two Harbors Investment Corp. REIT (b)	962,635	10,993,292
		170,433,402
MULTI-UTILITIES — 0.3%
Avista Corp.	736,527	29,564,194
Unitil Corp.	164,484	8,592,644
		38,156,838
OFFICE REITs — 0.5%
Douglas Emmett, Inc. REIT (b)	1,511,529	14,238,603
Easterly Government Properties, Inc. REIT	398,928	8,549,027
Highwoods Properties, Inc. REIT	993,772	21,276,658
JBG SMITH Properties REIT (b)	547,083	7,992,883
SL Green Realty Corp. REIT (b)	643,554	23,772,885
		75,830,056
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.3%
California Resources Corp.	711,871	$49,275,711
Comstock Resources, Inc. (a) (b)	714,726	15,066,424
Core Natural Resources, Inc.	464,263	48,622,264
Crescent Energy Co. Class A (b)	2,199,300	29,690,550
CVR Energy, Inc. (a) (b)	274,408	9,233,829
Dorian LPG Ltd.	336,540	11,509,668
International Seaways, Inc.	366,528	26,712,561
Kinetik Holdings, Inc. (b)	410,971	19,895,106
Magnolia Oil & Gas Corp. Class A	1,639,047	51,744,714
Northern Oil & Gas, Inc. (b)	946,624	27,669,819
Par Pacific Holdings, Inc. (a)	458,577	28,725,263
Peabody Energy Corp. (b)	1,101,572	36,296,797
REX American Resources Corp. (a)	258,561	11,782,625
SM Energy Co.	2,051,378	63,961,966
Talos Energy, Inc. (a)	1,140,602	17,975,888
World Kinect Corp.	511,929	11,810,202
		459,973,387
PAPER & FOREST PRODUCTS — 0.1%
Sylvamo Corp.	305,004	12,883,369
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co. (b)	423,621	9,040,072
Interparfums, Inc. (b)	165,700	15,052,188
		24,092,260
PHARMACEUTICALS — 2.0%
Amneal Pharmaceuticals, Inc. (a)	1,534,725	19,076,632
Amphastar Pharmaceuticals, Inc. (a)	324,475	6,356,465
ANI Pharmaceuticals, Inc. (a)	165,591	12,733,948
Collegium Pharmaceutical, Inc. (a)	289,100	9,560,537
Corcept Therapeutics, Inc. (a)	847,464	34,161,274
Harmony Biosciences Holdings, Inc. (a)	363,416	10,179,282
Indivior Pharmaceuticals, Inc. (a)	1,130,546	34,459,042
Innoviva, Inc. (a)	641,373	14,943,991
Ligand Pharmaceuticals, Inc. (a) (b)	178,269	35,591,406
Organon & Co. (b)	2,357,406	14,120,862
Pacira BioSciences, Inc. (a) (b)	369,831	8,358,180
Perrigo Co. PLC (b)	1,268,286	13,621,392
Phibro Animal Health Corp. Class A	186,420	10,310,890
Prestige Consumer Healthcare, Inc. (a)	428,173	25,377,814
Supernus Pharmaceuticals, Inc. (a)	518,848	26,819,253
		275,670,968
PROFESSIONAL SERVICES — 1.6%
Amentum Holdings, Inc. (a)	1,391,920	36,301,274
CSG Systems International, Inc.	244,272	19,527,104
Insperity, Inc. (b)	330,688	8,941,803
Korn Ferry	472,431	29,739,531
Security Description	Shares	Value
Legalzoom.com, Inc. (a)	1,055,081	$5,982,309
ManpowerGroup, Inc.	423,399	12,473,335
Paycom Software, Inc. (b)	442,858	53,824,961
Robert Half, Inc. (b)	898,827	22,830,206
Upwork, Inc. (a) (b)	1,202,444	13,178,786
Verra Mobility Corp. (a)	1,443,092	20,621,785
		223,421,094
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Cushman & Wakefield Ltd. (a)	2,095,848	25,695,096
eXp World Holdings, Inc. (b)	825,012	4,941,822
Kennedy-Wilson Holdings, Inc.	1,098,533	11,886,127
Marcus & Millichap, Inc.	220,883	5,873,279
St. Joe Co.	360,497	22,639,212
		71,035,536
RESIDENTIAL REITs — 0.2%
Centerspace REIT	152,358	8,752,967
NexPoint Residential Trust, Inc. REIT	200,678	5,016,950
Veris Residential, Inc. REIT	743,561	14,030,996
		27,800,913
RETAIL REITs — 1.6%
Acadia Realty Trust REIT (b)	1,185,585	22,668,385
Curbline Properties Corp. REIT (b)	876,944	22,616,386
Getty Realty Corp. REIT (b)	499,385	15,880,443
Macerich Co. REIT	2,320,303	43,853,727
Phillips Edison & Co., Inc. REIT	1,139,633	42,645,067
Saul Centers, Inc. REIT	115,423	3,760,481
Tanger, Inc. REIT	1,042,538	35,425,441
Urban Edge Properties REIT	1,139,540	22,768,009
Whitestone REIT	407,901	6,587,601
		216,205,540
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
ACM Research, Inc. Class A (a)	481,897	18,962,647
Alpha & Omega Semiconductor Ltd. (a)	227,691	5,045,633
Axcelis Technologies, Inc. (a)	277,717	25,849,898
Cohu, Inc. (a)	423,428	12,965,365
Diodes, Inc. (a)	415,173	28,339,709
Enphase Energy, Inc. (a) (b)	1,185,806	44,835,325
FormFactor, Inc. (a)	704,721	68,350,890
Ichor Holdings Ltd. (a)	311,129	14,501,723
Impinj, Inc. (a) (b)	245,914	25,255,368
Kulicke & Soffa Industries, Inc.	473,781	31,136,887
MaxLinear, Inc. (a)	732,877	12,744,731
PDF Solutions, Inc. (a) (b)	292,443	9,565,811
Penguin Solutions, Inc. (a) (b)	438,166	7,711,722
Photronics, Inc. (a)	534,120	21,583,789
Power Integrations, Inc. (b)	502,135	25,709,312
Qorvo, Inc. (a)	764,636	59,182,826
Semtech Corp. (a)	841,420	64,696,784
SolarEdge Technologies, Inc. (a) (b)	541,030	27,619,581
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ultra Clean Holdings, Inc. (a)	410,662	$25,534,963
Veeco Instruments, Inc. (a)	550,727	18,647,616
		548,240,580
SOFTWARE — 3.0%
A10 Networks, Inc.	645,631	14,926,989
ACI Worldwide, Inc. (a)	934,777	38,335,205
Adeia, Inc.	990,712	23,806,809
Agilysys, Inc. (a)	230,540	16,400,616
Alarm.com Holdings, Inc. (a)	451,129	19,484,261
BlackLine, Inc. (a) (b)	451,648	16,710,976
Box, Inc. Class A (a)	1,298,754	30,702,544
Cleanspark, Inc. (a) (b)	2,313,567	19,688,455
Clear Secure, Inc. Class A	803,132	38,879,620
Life360, Inc. (a) (b)	709,674	28,968,893
LiveRamp Holdings, Inc. (a)	570,190	15,121,439
MARA Holdings, Inc. (a) (b)	3,424,067	27,940,387
N-able, Inc. (a) (b)	681,209	3,181,246
NCR Voyix Corp. (a) (b)	1,266,565	8,017,356
Pivotal Software, Inc. (a) (c)	42,757	—
Progress Software Corp. (a)	379,907	9,744,614
Q2 Holdings, Inc. (a)	564,772	26,713,716
RingCentral, Inc. Class A	686,089	25,515,650
Sprinklr, Inc. Class A (a) (b)	1,148,869	6,893,214
SPS Commerce, Inc. (a)	340,907	18,978,293
Teradata Corp. (a)	843,135	21,609,550
		411,619,833
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT	993,057	23,485,798
Millrose Properties, Inc. REIT	1,396,605	39,104,940
Outfront Media, Inc. REIT	1,317,554	34,915,181
Safehold, Inc. REIT	419,709	5,678,663
		103,184,582
SPECIALTY RETAIL — 3.1%
Academy Sports & Outdoors, Inc. (b)	603,775	34,083,099
Advance Auto Parts, Inc. (b)	543,174	28,652,429
American Eagle Outfitters, Inc.	1,426,519	23,822,867
Asbury Automotive Group, Inc. (a)	175,986	34,389,424
Boot Barn Holdings, Inc. (a)	275,645	40,343,402
Buckle, Inc.	273,113	13,753,971
CarMax, Inc. (a)	1,285,068	53,433,127
Group 1 Automotive, Inc.	106,798	35,310,623
MarineMax, Inc. (a) (b)	172,677	4,672,640
Monro, Inc. (b)	273,790	4,391,592
National Vision Holdings, Inc. (a) (b)	717,220	18,575,998
Sally Beauty Holdings, Inc. (a)	875,373	12,123,916
Signet Jewelers Ltd. (b)	368,400	31,181,376
Sonic Automotive, Inc. Class A (b)	136,092	9,331,828
Upbound Group, Inc.	475,684	8,586,096
Urban Outfitters, Inc. (a)	487,191	30,863,550
Victoria's Secret & Co. (a) (b)	726,948	33,701,309
Security Description	Shares	Value
Winmark Corp. (b)	26,815	$11,464,753
		428,682,000
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Corsair Gaming, Inc. (a) (b)	428,415	2,377,703
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	336,015	12,015,897
G-III Apparel Group Ltd.	343,382	9,511,681
Kontoor Brands, Inc.	463,042	32,547,222
Oxford Industries, Inc. (b)	127,426	4,907,175
Steven Madden Ltd.	657,241	22,293,615
Under Armour, Inc. Class A (a) (b)	1,702,065	10,059,204
Under Armour, Inc. Class C (a) (b)	1,088,667	6,303,382
Wolverine World Wide, Inc.	754,255	12,309,442
		109,947,618
TOBACCO — 0.1%
Universal Corp.	229,488	12,094,018
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	957,756	62,196,674
Boise Cascade Co.	335,135	25,419,990
DNOW, Inc. (a)	1,678,802	19,994,532
DXP Enterprises, Inc. (a)	114,604	16,013,617
Rush Enterprises, Inc. Class A	549,167	36,305,430
		159,930,243
WATER UTILITIES — 0.6%
American States Water Co.	350,328	26,491,804
California Water Service Group	539,133	24,444,290
H2O America (b)	337,764	19,816,614
Middlesex Water Co. (b)	167,383	8,712,285
		79,464,993
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	719,953	2,894,211
Telephone & Data Systems, Inc.	890,220	37,478,262
		40,372,473
TOTAL COMMON STOCKS (Cost $12,998,463,505)		13,845,614,374
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	19,396,433	19,396,433
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	823,570,182	$823,570,182
TOTAL SHORT-TERM INVESTMENTS (Cost $842,966,615)		842,966,615
TOTAL INVESTMENTS — 105.8% (Cost $13,841,430,120)		14,688,580,989
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(810,026,565)
NET ASSETS — 100.0%		$13,878,554,424

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	167	06/18/2026	$20,848,245	$20,976,870	$128,625
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,845,611,022	$3,352	$0 (a)	$13,845,614,374
Short-Term Investments	842,966,615	—	—	842,966,615
TOTAL INVESTMENTS	$14,688,577,637	$3,352	$0	$14,688,580,989
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$128,625	$—	$—	$128,625
TOTAL OTHER FINANCIAL INSTRUMENTS:	$128,625	$—	$—	$128,625

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,332,714	$13,332,714	$476,102,480	$470,038,761	$—	$—	19,396,433	$19,396,433	$582,407
State Street Navigator Securities Lending Portfolio II	770,712,279	770,712,279	3,587,931,394	3,535,073,491	—	—	823,570,182	823,570,182	2,147,809
Total		$784,044,993	$4,064,033,874	$4,005,112,252	$—	$—		$842,966,615	$2,730,216
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
AAR Corp. (a)	6,805	$744,875
AeroVironment, Inc. (a) (b)	6,194	1,133,812
ATI, Inc. (a)	25,909	3,768,723
Axon Enterprise, Inc. (a)	14,068	5,974,539
Boeing Co. (a)	150,339	29,921,971
BWX Technologies, Inc.	18,134	3,708,222
Carpenter Technology Corp.	9,798	3,861,882
Curtiss-Wright Corp.	7,554	5,145,181
General Dynamics Corp.	50,036	17,173,356
General Electric Co.	201,844	57,277,272
Hexcel Corp. (b)	16,845	1,363,266
Howmet Aerospace, Inc.	77,833	17,937,393
Huntington Ingalls Industries, Inc.	8,455	3,212,055
Kratos Defense & Security Solutions, Inc. (a) (b)	37,079	2,614,440
L3Harris Technologies, Inc.	37,439	12,922,071
Lockheed Martin Corp.	39,247	23,720,494
Mercury Systems, Inc. (a) (b)	10,444	761,472
Moog, Inc. Class A	5,860	1,714,870
National Presto Industries, Inc.	3,108	425,982
Northrop Grumman Corp.	26,487	18,070,491
RTX Corp.	258,006	49,769,357
StandardAero, Inc. (a) (b)	27,787	717,738
Textron, Inc.	30,196	2,643,962
TransDigm Group, Inc.	11,123	12,891,112
VSE Corp. (b)	24	4,426
Woodward, Inc.	11,552	4,134,692
		281,613,654
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	23,206	3,853,820
Expeditors International of Washington, Inc.	23,619	3,382,949
FedEx Corp.	40,982	14,596,969
Forward Air Corp. (a) (b)	5,393	90,117
GXO Logistics, Inc. (a)	23,475	1,217,179
Hub Group, Inc. Class A	12,976	467,655
United Parcel Service, Inc. Class B	143,245	14,092,443
		37,701,132
AIRLINES — 0.2%
Alaska Air Group, Inc. (a) (b)	24,736	909,790
Allegiant Travel Co. (a) (b)	2,744	222,374
American Airlines Group, Inc. (a) (b)	123,589	1,327,346
Delta Air Lines, Inc.	126,010	8,377,145
JetBlue Airways Corp. (a) (b)	60,115	265,708
SkyWest, Inc. (a)	9,799	899,842
Southwest Airlines Co.	92,906	3,490,479
Sun Country Airlines Holdings, Inc. (a)	2,052	33,899
United Airlines Holdings, Inc. (a)	60,818	5,599,513
		21,126,096
Security Description	Shares	Value
AUTO COMPONENTS — 0.1%
Adient PLC (a)	17,591	$355,514
Aptiv PLC (a)	42,420	2,945,645
Autoliv, Inc. (b)	15,328	1,611,892
BorgWarner, Inc.	47,186	2,560,312
Dana, Inc.	29,547	994,257
Dauch Corp. (a) (b)	20,135	119,401
Dorman Products, Inc. (a)	5,886	614,263
Fox Factory Holding Corp. (a) (b)	7,583	124,816
Gentex Corp.	48,013	1,049,084
Gentherm, Inc. (a)	6,319	175,542
Goodyear Tire & Rubber Co. (a) (b)	55,725	369,457
LCI Industries (b)	5,430	667,781
Lear Corp.	11,149	1,349,921
Patrick Industries, Inc. (b)	5,659	628,545
Phinia, Inc.	9,438	645,937
Standard Motor Products, Inc.	3,112	108,111
Visteon Corp. (b)	5,721	521,240
XPEL, Inc. (a) (b)	2,400	106,224
		14,947,942
AUTOMOBILES — 1.9%
Ford Motor Co.	770,687	8,893,728
General Motors Co.	177,141	13,197,005
Harley-Davidson, Inc. (b)	24,824	501,941
Tesla, Inc. (a)	544,012	202,236,461
Thor Industries, Inc. (b)	10,746	858,498
Winnebago Industries, Inc. (b)	6,463	200,288
		225,887,921
BANKS — 3.7%
Ameris Bancorp	11,225	875,438
Associated Banc-Corp.	31,503	814,668
Atlantic Union Bankshares Corp. (b)	15,995	571,661
Axos Financial, Inc. (a) (b)	11,008	936,671
Banc of California, Inc.	26,353	463,286
BancFirst Corp.	3,402	369,117
Bancorp, Inc. (a)	10,248	550,625
Bank of America Corp.	1,277,218	62,264,378
Bank of Hawaii Corp.	8,356	620,433
Bank OZK	23,398	1,073,734
BankUnited, Inc.	17,455	788,268
Banner Corp.	6,236	378,400
Beacon Financial Corp.	15,970	479,100
Capitol Federal Financial, Inc.	25,677	183,077
Cathay General Bancorp	14,752	735,535
Central Pacific Financial Corp.	6,530	208,699
Citigroup, Inc.	335,365	38,033,745
Citizens Financial Group, Inc.	76,991	4,617,150
City Holding Co.	3,291	393,340
Columbia Banking System, Inc.	56,414	1,547,436
Commerce Bancshares, Inc.	26,610	1,309,212
Community Financial System, Inc.	10,507	616,236
Cullen/Frost Bankers, Inc.	11,590	1,588,757
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Customers Bancorp, Inc. (a)	6,591	$457,481
CVB Financial Corp. (b)	24,773	480,348
Dime Community Bancshares, Inc.	6,748	228,217
Eagle Bancorp, Inc. (b)	6,692	166,430
East West Bancorp, Inc.	28,094	2,999,315
FB Financial Corp.	4,493	233,366
Fifth Third Bancorp	185,302	8,609,131
First BanCorp	41,159	879,156
First Bancorp/Southern Pines NC (b)	3,048	171,755
First Commonwealth Financial Corp.	20,205	355,204
First Financial Bancorp (b)	17,740	494,591
First Financial Bankshares, Inc.	27,401	806,959
First Hawaiian, Inc.	26,010	640,886
First Horizon Corp.	97,584	2,221,012
First Interstate BancSystem, Inc. Class A (b)	17,744	592,650
Flagstar Bank NA (b)	46,927	618,029
FNB Corp.	66,530	1,112,382
Fulton Financial Corp. (b)	33,504	681,471
Glacier Bancorp, Inc. (b)	18,767	838,322
Hancock Whitney Corp.	18,047	1,147,609
Hanmi Financial Corp.	6,590	173,712
Heritage Financial Corp. (b)	6,496	168,896
Hilltop Holdings, Inc. (b)	11,407	408,599
Home BancShares, Inc.	32,450	873,879
Hope Bancorp, Inc.	26,146	292,051
Huntington Bancshares, Inc.	375,239	5,872,490
Independent Bank Corp. (b)	7,682	577,763
International Bancshares Corp.	11,095	746,583
JPMorgan Chase & Co.	521,994	153,549,755
KeyCorp	190,284	3,815,194
Lakeland Financial Corp.	5,234	300,327
M&T Bank Corp.	28,881	5,970,280
National Bank Holdings Corp. Class A	7,170	280,777
NBT Bancorp, Inc.	9,696	412,856
Northwest Bancshares, Inc. (b)	22,873	290,258
OFG Bancorp	9,331	377,532
Old National Bancorp (b)	57,908	1,279,767
Park National Corp. (b)	2,902	474,332
Pathward Financial, Inc.	6,581	587,223
Pinnacle Financial Partners, Inc.	30,094	2,592,297
PNC Financial Services Group, Inc.	75,054	15,617,987
Preferred Bank	2,852	258,648
Prosperity Bancshares, Inc.	18,071	1,214,010
Provident Financial Services, Inc.	15,829	334,942
Regions Financial Corp.	162,683	4,249,280
Renasant Corp.	11,882	429,297
S&T Bancorp, Inc.	7,778	325,354
Seacoast Banking Corp. of Florida	10,011	303,233
ServisFirst Bancshares, Inc.	9,278	675,717
Security Description	Shares	Value
Simmons First National Corp. Class A	23,211	$451,454
Southside Bancshares, Inc.	6,460	200,841
Southstate Bank Corp.	19,197	1,776,106
Stellar Bancorp, Inc.	5,497	201,245
Texas Capital Bancshares, Inc. (a)	9,788	928,685
Tompkins Financial Corp. (b)	2,574	202,934
Triumph Financial, Inc. (a) (b)	3,802	226,827
Truist Financial Corp.	244,045	11,218,749
TrustCo Bank Corp.	3,678	161,023
Trustmark Corp.	12,929	544,828
U.S. Bancorp	308,062	16,022,305
UMB Financial Corp.	7,856	886,078
United Bankshares, Inc.	23,174	959,867
United Community Banks, Inc.	17,101	538,511
Valley National Bancorp	80,225	985,163
WaFd, Inc.	15,128	475,019
Webster Financial Corp.	35,858	2,489,262
Wells Fargo & Co.	594,338	47,315,248
Westamerica BanCorp	4,592	239,473
Western Alliance Bancorp	19,315	1,368,468
Wintrust Financial Corp.	11,104	1,542,790
WSFS Financial Corp.	10,414	681,700
Zions Bancorp NA	31,453	1,812,322
		436,835,217
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	2,178	501,811
Brown-Forman Corp. Class B (b)	36,229	957,895
Celsius Holdings, Inc. (a) (b)	29,433	1,044,283
Coca-Cola Co.	744,974	56,655,273
Coca-Cola Consolidated, Inc.	8,548	1,638,993
Constellation Brands, Inc. Class A	25,510	3,826,500
Keurig Dr. Pepper, Inc.	265,530	6,991,405
Molson Coors Beverage Co. Class B	37,359	1,608,679
Monster Beverage Corp. (a)	133,418	9,667,468
National Beverage Corp. (a)	5,572	187,498
PepsiCo, Inc.	262,367	40,742,971
Vita Coco Co., Inc. (a) (b)	8,515	407,954
		124,230,730
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	341,639	74,303,066
ACADIA Pharmaceuticals, Inc. (a)	24,044	535,220
ADMA Biologics, Inc. (a)	34,340	309,403
Alkermes PLC (a)	32,919	1,164,016
Amgen, Inc.	103,302	36,346,809
Apellis Pharmaceuticals, Inc. (a)	19,844	798,324
Arcus Biosciences, Inc. (a)	9,849	212,738
Arrowhead Pharmaceuticals, Inc. (a)	20,049	1,257,072
Biogen, Inc. (a)	28,893	5,296,954
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
BioMarin Pharmaceutical, Inc. (a)	37,618	$2,125,041
Catalyst Pharmaceuticals, Inc. (a) (b)	19,445	481,458
Cytokinetics, Inc. (a)	22,063	1,454,172
Exelixis, Inc. (a)	61,187	2,624,311
Gilead Sciences, Inc.	241,136	33,607,124
Halozyme Therapeutics, Inc. (a)	25,505	1,648,388
Incyte Corp. (a)	36,163	3,403,662
Krystal Biotech, Inc. (a)	5,072	1,310,199
Moderna, Inc. (a) (b)	65,678	3,336,442
Neurocrine Biosciences, Inc. (a)	18,818	2,479,083
Protagonist Therapeutics, Inc. (a)	11,636	1,226,434
PTC Therapeutics, Inc. (a)	15,375	1,047,499
Regeneron Pharmaceuticals, Inc.	19,085	14,745,835
Roivant Sciences Ltd. (a)	68,952	1,909,970
Sarepta Therapeutics, Inc. (a)	18,513	402,843
TG Therapeutics, Inc. (a)	17,205	571,550
United Therapeutics Corp. (a)	8,860	5,253,803
Veracyte, Inc. (a)	15,310	493,135
Vericel Corp. (a)	9,331	300,178
Vertex Pharmaceuticals, Inc. (a)	49,774	22,226,082
Vir Biotechnology, Inc. (a)	15,172	135,941
Xencor, Inc. (a)	11,694	141,030
		221,147,782
BROADLINE RETAIL — 3.5%
Amazon.com, Inc. (a)	1,891,319	393,905,008
eBay, Inc.	91,936	8,368,015
Etsy, Inc. (a)	23,746	1,186,825
Kohl's Corp.	21,773	280,872
Macy's, Inc.	60,008	1,085,545
Ollie's Bargain Outlet Holdings, Inc. (a)	10,964	1,009,126
		405,835,391
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	24,050	1,585,857
AAON, Inc. (b)	11,549	955,680
Advanced Drainage Systems, Inc.	12,930	1,773,091
Allegion PLC	17,958	2,609,118
American Woodmark Corp. (a)	3,231	128,691
Apogee Enterprises, Inc.	5,824	195,337
Armstrong World Industries, Inc.	8,787	1,448,098
AZZ, Inc.	6,180	773,303
Builders FirstSource, Inc. (a)	24,092	1,983,494
Carlisle Cos., Inc.	7,008	2,338,009
Carrier Global Corp.	154,018	8,672,754
CSW Industrials, Inc. (b)	2,545	663,176
Fortune Brands Innovations, Inc.	24,739	964,079
Gibraltar Industries, Inc. (a) (b)	6,304	251,340
Griffon Corp.	9,570	695,548
Hayward Holdings, Inc. (a)	25,517	341,417
Insteel Industries, Inc.	3,324	111,720
Security Description	Shares	Value
Johnson Controls International PLC	115,970	$15,186,271
Lennox International, Inc. (b)	6,553	3,041,444
Masco Corp.	44,189	2,667,690
Masterbrand, Inc. (a)	26,964	224,071
Owens Corning	17,651	1,910,191
Quanex Building Products Corp. (b)	6,835	122,825
Resideo Technologies, Inc. (a)	29,183	983,759
Simpson Manufacturing Co., Inc. (b)	8,412	1,443,667
Trane Technologies PLC	43,212	18,008,169
Trex Co., Inc. (a)	22,782	829,720
UFP Industries, Inc.	12,184	1,122,390
Zurn Elkay Water Solutions Corp.	21,706	973,297
		72,004,206
CAPITAL MARKETS — 3.2%
Acadian Asset Management, Inc.	5,618	305,732
Affiliated Managers Group, Inc.	6,560	1,815,152
Ameriprise Financial, Inc.	18,682	8,302,281
ARES Management Corp. Class A	39,746	4,336,289
Artisan Partners Asset Management, Inc. Class A	13,745	500,181
Bank of New York Mellon Corp.	134,179	15,917,655
BGC Group, Inc. Class A	76,090	744,160
Blackrock, Inc.	27,776	26,712,457
Blackstone, Inc.	140,886	16,200,481
Carlyle Group, Inc. (b)	42,949	2,078,302
Cboe Global Markets, Inc.	21,488	6,039,632
Charles Schwab Corp.	320,651	30,134,781
CME Group, Inc.	70,975	20,962,466
Cohen & Steers, Inc.	5,220	326,511
Coinbase Global, Inc. Class A (a) (b)	43,929	7,670,443
Donnelley Financial Solutions, Inc. (a)	6,245	294,389
Evercore, Inc. Class A	7,283	2,174,048
FactSet Research Systems, Inc.	7,557	1,639,793
Federated Hermes, Inc.	18,204	1,032,349
Franklin Resources, Inc. (b)	55,746	1,316,720
Goldman Sachs Group, Inc.	57,804	48,901,606
Hamilton Lane, Inc. Class A	6,935	689,339
Houlihan Lokey, Inc.	10,338	1,484,744
Interactive Brokers Group, Inc. Class A	84,808	5,688,073
Intercontinental Exchange, Inc.	108,018	16,989,071
Invesco Ltd.	77,784	1,889,373
Janus Henderson Group PLC	29,185	1,499,233
Jefferies Financial Group, Inc.	33,225	1,371,196
KKR & Co., Inc.	131,730	12,185,025
MarketAxess Holdings, Inc.	7,695	1,269,521
Moelis & Co. Class A (b)	13,345	760,665
Moody's Corp.	29,687	12,950,954
Morgan Stanley	233,694	38,459,022
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Morningstar, Inc.	5,325	$900,191
MSCI, Inc.	13,693	7,380,664
Nasdaq, Inc.	82,067	6,966,668
Northern Trust Corp.	34,988	4,883,275
Piper Sandler Cos.	11,548	883,999
PJT Partners, Inc. Class A	4,574	639,079
Raymond James Financial, Inc.	36,681	5,311,042
Robinhood Markets, Inc. Class A (a)	150,583	10,435,402
S&P Global, Inc.	58,493	24,879,413
SEI Investments Co.	19,643	1,541,386
State Street Corp. (c)	55,275	6,995,604
StepStone Group, Inc. Class A	10,524	502,205
Stifel Financial Corp.	30,979	2,289,968
StoneX Group, Inc. (a) (b)	11,454	923,725
T. Rowe Price Group, Inc.	44,408	4,002,937
Victory Capital Holdings, Inc. Class A	9,180	601,106
Virtu Financial, Inc. Class A	7,971	350,565
Virtus Investment Partners, Inc.	2,850	382,897
WisdomTree, Inc. (b)	23,427	341,097
		372,852,867
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	43,904	12,753,673
Albemarle Corp.	23,597	4,236,369
Ashland, Inc.	10,625	590,856
Avient Corp.	16,232	589,222
Axalta Coating Systems Ltd. (a)	43,855	1,214,784
Balchem Corp.	6,280	1,064,334
Cabot Corp. (b)	11,314	852,057
Celanese Corp.	20,042	1,318,162
CF Industries Holdings, Inc.	28,831	3,743,417
Chemours Co.	31,661	697,492
Corteva, Inc.	127,769	10,695,543
Dow, Inc.	139,080	5,792,682
DuPont de Nemours, Inc.	84,630	3,876,054
Eastman Chemical Co. (b)	23,475	1,791,612
Ecolab, Inc.	49,502	13,168,522
Element Solutions, Inc.	43,670	1,490,894
FMC Corp. (b)	25,156	433,186
Hawkins, Inc. (b)	4,190	643,584
HB Fuller Co.	10,756	663,430
Ingevity Corp. (a)	7,755	552,389
Innospec, Inc.	5,246	383,063
International Flavors & Fragrances, Inc.	49,006	3,555,385
Koppers Holdings, Inc. (b)	3,402	131,589
Linde PLC	89,716	44,477,604
LyondellBasell Industries NV Class A (b)	50,628	4,078,592
Minerals Technologies, Inc.	6,510	461,689
Mosaic Co.	67,536	1,722,168
NewMarket Corp.	1,449	928,737
Olin Corp.	24,062	715,363
PPG Industries, Inc.	46,438	4,963,293
Quaker Chemical Corp. (b)	2,744	340,887
Security Description	Shares	Value
RPM International, Inc.	26,055	$2,589,867
Scotts Miracle-Gro Co.	8,316	505,696
Sensient Technologies Corp.	8,665	749,003
Sherwin-Williams Co.	44,505	14,266,078
Solstice Advanced Materials, Inc.	30,429	2,317,473
Stepan Co.	3,406	170,232
Westlake Corp. (b)	6,646	776,386
		149,301,367
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	12,780	492,286
Brady Corp. Class A	9,651	784,047
Brink's Co.	9,745	1,009,874
Casella Waste Systems, Inc. Class A (a) (b)	12,152	964,140
Cintas Corp.	64,997	10,993,593
Clean Harbors, Inc. (a)	9,673	2,773,539
Copart, Inc. (a)	172,162	5,715,778
CoreCivic, Inc. (a) (b)	26,568	502,401
Deluxe Corp. (b)	9,909	272,894
Enviri Corp. (a) (b)	16,412	322,003
GEO Group, Inc. (a) (b)	27,435	461,182
Healthcare Services Group, Inc. (a)	14,705	272,778
HNI Corp.	9,011	300,877
Interface, Inc. (b)	13,053	325,281
Liquidity Services, Inc. (a)	5,207	159,178
MillerKnoll, Inc.	12,892	186,418
MSA Safety, Inc.	6,868	1,126,009
OPENLANE, Inc. (a)	24,586	716,682
Pitney Bowes, Inc. (b)	33,526	370,462
RB Global, Inc. (b)	36,232	3,472,837
Republic Services, Inc.	38,592	8,452,420
Rollins, Inc.	55,795	2,980,011
Tetra Tech, Inc.	54,959	1,655,365
UniFirst Corp.	3,006	756,280
Veralto Corp.	43,956	3,886,590
Vestis Corp. (a) (b)	25,684	201,876
Waste Management, Inc.	72,739	16,714,695
		65,869,496
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	198,749	24,402,402
Calix, Inc. (a)	11,108	544,181
Ciena Corp. (a)	25,915	10,060,980
Cisco Systems, Inc.	759,950	58,964,521
Digi International, Inc. (a) (b)	6,095	293,779
Extreme Networks, Inc. (a)	25,548	385,264
F5, Inc. (a)	12,206	3,531,562
Harmonic, Inc. (a)	25,129	225,658
Lumentum Holdings, Inc. (a) (b)	13,451	9,452,825
Motorola Solutions, Inc.	33,108	14,367,879
NetScout Systems, Inc. (a)	14,108	448,493
Viasat, Inc. (a) (b)	12,830	587,614
Viavi Solutions, Inc. (a) (b)	45,540	1,515,571
		124,780,729
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	27,332	$2,318,300
API Group Corp. (a)	71,514	2,897,747
Arcosa, Inc.	9,334	990,711
Argan, Inc. (b)	2,712	1,477,091
Comfort Systems USA, Inc.	6,612	9,117,882
Dycom Industries, Inc. (a)	6,256	2,119,658
EMCOR Group, Inc.	9,285	6,855,208
Everus Construction Group, Inc. (a)	10,017	1,182,607
Fluor Corp. (a)	33,530	1,564,175
Granite Construction, Inc.	10,000	1,198,800
MasTec, Inc. (a)	11,514	3,704,514
MYR Group, Inc. (a)	3,186	899,472
Primoris Services Corp.	10,452	1,495,054
Quanta Services, Inc.	28,246	15,507,619
Sterling Infrastructure, Inc. (a) (b)	6,036	2,458,282
Valmont Industries, Inc.	3,134	1,252,252
WillScot Holdings Corp. (b)	36,116	626,974
		55,666,346
CONSTRUCTION MATERIALS — 0.3%
CRH PLC	127,572	13,410,369
Eagle Materials, Inc.	6,739	1,276,703
Knife River Corp. (a) (b)	10,364	846,221
Martin Marietta Materials, Inc.	12,215	7,190,726
Vulcan Materials Co.	25,573	6,963,528
		29,687,547
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	53,724	2,107,593
American Express Co.	102,572	31,025,979
Bread Financial Holdings, Inc. (b)	8,500	636,565
Capital One Financial Corp.	122,003	22,257,007
Encore Capital Group, Inc. (a) (b)	6,275	440,003
Enova International, Inc. (a)	5,510	748,423
EZCORP, Inc. Class A (a) (b)	10,585	268,647
FirstCash Holdings, Inc. (b)	8,319	1,563,972
Navient Corp. (b)	12,205	99,837
PRA Group, Inc. (a)	9,128	159,740
PROG Holdings, Inc.	5,108	146,549
SLM Corp. (b)	44,302	948,506
Synchrony Financial	70,574	4,800,443
World Acceptance Corp. (a) (b)	2,478	334,629
		65,537,893
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
Albertsons Cos., Inc. Class A (b)	78,878	1,344,081
Andersons, Inc.	6,368	457,095
BJ's Wholesale Club Holdings, Inc. (a) (b)	25,814	2,540,614
Casey's General Stores, Inc.	6,710	4,883,941
Chefs' Warehouse, Inc. (a)	4,469	265,682
Costco Wholesale Corp.	85,730	85,423,944
Dollar General Corp.	43,392	5,151,932
Security Description	Shares	Value
Dollar Tree, Inc. (a)	34,706	$3,800,654
Grocery Outlet Holding Corp. (a) (b)	15,153	106,829
Kroger Co.	116,070	8,398,825
Maplebear, Inc. (a) (b)	31,917	1,195,611
Performance Food Group Co. (a)	30,616	2,622,566
PriceSmart, Inc.	4,278	643,839
Sprouts Farmers Market, Inc. (a)	18,146	1,399,601
Sysco Corp.	89,122	6,357,072
Target Corp.	90,663	10,988,356
U.S. Foods Holding Corp. (a)	41,671	3,842,483
United Natural Foods, Inc. (a)	11,084	499,445
Walmart, Inc.	849,018	105,515,957
		245,438,527
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	91,580	3,640,305
AptarGroup, Inc.	12,567	1,583,693
Avery Dennison Corp.	16,087	2,777,903
Ball Corp.	49,730	2,939,540
Crown Holdings, Inc.	23,849	2,390,862
Graphic Packaging Holding Co.	61,064	606,976
Greif, Inc. Class A	3,666	245,879
International Paper Co.	102,887	3,673,066
O-I Glass, Inc. (a) (b)	30,495	320,503
Packaging Corp. of America	18,546	3,935,832
Sealed Air Corp.	30,554	1,284,796
Silgan Holdings, Inc. (b)	16,000	620,800
Smurfit Westrock PLC	97,332	3,878,680
Sonoco Products Co.	20,146	1,089,697
		28,988,532
DISTRIBUTORS — 0.1%
Genuine Parts Co.	28,044	2,965,653
LKQ Corp. (b)	54,645	1,604,924
Pool Corp.	7,644	1,546,610
		6,117,187
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	98,470	646,948
Covista, Inc. (a)	9,387	1,081,852
Duolingo, Inc. (a) (b)	7,138	703,593
Frontdoor, Inc. (a)	16,138	853,055
Graham Holdings Co. Class B	1,086	1,148,184
Grand Canyon Education, Inc. (a)	5,934	1,008,958
H&R Block, Inc.	28,135	893,005
Laureate Education, Inc. (a)	108	3,763
Matthews International Corp. Class A (b)	6,558	169,328
Mister Car Wash, Inc. (a) (b)	16,058	111,924
OneSpaWorld Holdings Ltd. (b)	19,816	454,777
Perdoceo Education Corp.	13,826	514,465
Service Corp. International (b)	29,160	2,405,992
Strategic Education, Inc.	5,043	418,367
Stride, Inc. (a) (b)	8,201	723,082
		11,137,293
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED REITs — 0.0% *
American Assets Trust, Inc. REIT	9,856	$181,449
Essential Properties Realty Trust, Inc. REIT (b)	24,078	731,008
Global Net Lease, Inc. REIT	21,468	200,941
WP Carey, Inc. REIT	42,417	2,882,659
		3,996,057
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	1,343,491	38,947,804
Cogent Communications Holdings, Inc. (b)	8,617	162,344
Comcast Corp. Class A	705,530	20,255,766
Iridium Communications, Inc.	25,336	702,821
Lumen Technologies, Inc. (a)	195,942	1,361,797
Shenandoah Telecommunications Co. (b)	9,667	149,065
Uniti Group, Inc. (b)	24,332	228,234
Verizon Communications, Inc.	811,803	40,752,511
		102,560,342
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	49,734	3,568,912
American Electric Power Co., Inc.	102,502	13,435,962
Constellation Energy Corp.	60,296	16,837,658
Duke Energy Corp.	152,550	19,974,897
Edison International	74,425	5,446,422
Entergy Corp.	80,658	9,062,733
Evergy, Inc.	45,226	3,704,914
Eversource Energy	67,505	4,676,746
Exelon Corp.	193,679	9,494,145
FirstEnergy Corp.	101,987	5,166,661
Hawaiian Electric Industries, Inc. (a)	33,393	495,552
IDACORP, Inc. (b)	9,960	1,423,981
MGE Energy, Inc.	7,014	542,112
NextEra Energy, Inc.	405,466	37,659,682
NRG Energy, Inc.	37,578	5,491,649
OGE Energy Corp.	40,040	1,920,318
Otter Tail Corp.	8,414	738,497
PG&E Corp.	416,333	7,314,971
Pinnacle West Capital Corp. (b)	23,105	2,327,829
Portland General Electric Co.	18,303	965,849
PPL Corp. (b)	149,521	5,711,702
Southern Co.	215,944	20,842,915
TXNM Energy, Inc.	16,646	973,125
Xcel Energy, Inc.	109,911	8,731,330
		186,508,562
ELECTRICAL EQUIPMENT — 1.2%
Acuity, Inc.	6,104	1,710,463
AMETEK, Inc.	45,105	9,668,708
Eaton Corp. PLC	74,147	26,520,157
Emerson Electric Co.	107,082	14,029,884
EnerSys	8,529	1,481,658
GE Vernova, Inc.	52,367	45,711,154
Generac Holdings, Inc. (a)	12,308	2,404,122
Security Description	Shares	Value
Hubbell, Inc.	10,829	$5,314,223
Nextpower, Inc. Class A (a) (b)	24,720	2,979,996
nVent Electric PLC	32,099	3,796,670
Powell Industries, Inc. (b)	2,216	1,199,033
Regal Rexnord Corp.	13,594	2,545,612
Rockwell Automation, Inc.	20,835	7,477,265
Sensata Technologies Holding PLC	30,080	1,059,418
Sunrun, Inc. (a)	42,597	577,615
Vertiv Holdings Co. Class A	74,100	18,567,978
Vicor Corp. (a)	3,932	633,052
		145,677,008
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Advanced Energy Industries, Inc.	7,295	2,354,169
Amphenol Corp. Class A	236,488	29,880,259
Arlo Technologies, Inc. (a)	15,781	224,564
Arrow Electronics, Inc. (a)	10,902	1,563,456
Avnet, Inc.	19,100	1,176,942
Badger Meter, Inc.	5,925	902,674
Belden, Inc.	8,136	934,257
Benchmark Electronics, Inc.	6,771	379,582
CDW Corp.	26,555	3,213,686
Cognex Corp.	34,862	1,707,889
Coherent Corp. (a) (b)	36,337	8,655,837
Corning, Inc.	150,812	20,505,908
Crane NXT Co. (b)	9,595	389,461
CTS Corp.	6,384	304,900
ePlus, Inc.	6,116	460,229
Fabrinet (a) (b)	6,738	3,514,002
Flex Ltd. (a)	77,487	5,072,299
Insight Enterprises, Inc. (a)	5,583	374,117
IPG Photonics Corp. (a) (b)	6,620	758,586
Itron, Inc. (a) (b)	8,188	733,890
Jabil, Inc.	20,611	5,474,900
Keysight Technologies, Inc. (a)	32,171	9,084,125
Knowles Corp. (a) (b)	18,534	475,953
Littelfuse, Inc.	5,241	1,778,533
Mirion Technologies, Inc. (a)	37,028	688,350
Napco Security Technologies, Inc.	6,858	270,137
Novanta, Inc. (a) (b)	6,752	797,479
OSI Systems, Inc. (a) (b)	3,214	853,349
PC Connection, Inc.	2,597	151,821
Plexus Corp. (a)	5,908	1,196,606
Ralliant Corp.	22,399	931,574
Rogers Corp. (a)	3,316	355,906
Sanmina Corp. (a)	13,097	1,697,895
ScanSource, Inc. (a)	6,179	224,298
TD SYNNEX Corp.	15,279	2,577,720
TE Connectivity PLC	57,161	11,947,792
Teledyne Technologies, Inc. (a)	9,070	5,487,441
TTM Technologies, Inc. (a)	20,430	1,990,291
Vishay Intertechnology, Inc.	26,271	472,878
Vontier Corp.	28,587	1,013,981
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	10,391	$2,172,550
		132,750,286
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	21,561	750,323
Atlas Energy Solutions, Inc. (b)	12,106	158,831
Baker Hughes Co.	199,370	12,171,539
Bristow Group, Inc.	5,435	254,847
Cactus, Inc. Class A (b)	12,928	612,399
Core Laboratories, Inc. (b)	8,956	150,371
Halliburton Co.	174,300	6,795,957
Helix Energy Solutions Group, Inc. (a)	28,084	277,751
Helmerich & Payne, Inc.	22,175	798,965
Innovex International, Inc. (a) (b)	6,707	163,584
Kodiak Gas Services, Inc.	8,093	471,984
Liberty Energy, Inc. (b)	30,925	890,640
Noble Corp. PLC (b)	24,292	1,192,008
NOV, Inc.	77,618	1,459,995
Oceaneering International, Inc. (a)	20,485	726,603
Patterson-UTI Energy, Inc.	63,474	687,423
RPC, Inc. (b)	14,648	103,708
SLB Ltd.	281,436	14,462,996
TechnipFMC PLC	82,076	5,673,914
Tidewater, Inc. (a) (b)	9,458	790,216
Valaris Ltd. (a) (b)	12,012	1,177,656
Weatherford International PLC	14,390	1,361,006
		51,132,716
ENTERTAINMENT — 1.3%
Cinemark Holdings, Inc.	22,446	640,160
Electronic Arts, Inc.	42,872	8,740,315
Live Nation Entertainment, Inc. (a) (b)	28,606	4,362,701
Madison Square Garden Sports Corp. (a)	3,451	1,109,151
Netflix, Inc. (a)	813,443	78,212,544
Sphere Entertainment Co. (a) (b)	24	2,818
Take-Two Interactive Software, Inc. (a)	31,764	6,273,390
TKO Group Holdings, Inc.	9,789	1,973,952
Walt Disney Co.	346,450	33,390,851
Warner Bros Discovery, Inc. (a)	479,820	13,175,857
Warner Music Group Corp. Class A	27,992	714,916
		148,596,655
FINANCIAL SERVICES — 3.5%
Apollo Global Management, Inc.	87,693	9,770,754
Berkshire Hathaway, Inc. Class B (a)	355,368	170,292,346
Block, Inc. (a)	108,599	6,535,488
Corebridge Financial, Inc.	51,817	1,236,354
Corpay, Inc. (a)	14,690	4,274,643
Enact Holdings, Inc. (b)	5,746	234,494
Equitable Holdings, Inc.	62,476	2,318,484
Security Description	Shares	Value
Essent Group Ltd.	20,435	$1,194,221
Euronet Worldwide, Inc. (a) (b)	10,003	663,899
EVERTEC, Inc.	11,966	337,681
Fidelity National Information Services, Inc.	104,536	4,903,784
Fiserv, Inc. (a)	106,830	5,961,114
Global Payments, Inc.	51,020	3,433,646
HA Sustainable Infrastructure Capital, Inc. (b)	21,512	790,566
Jack Henry & Associates, Inc.	15,149	2,394,148
Jackson Financial, Inc. Class A	12,175	1,287,141
Mastercard, Inc. Class A	158,408	79,150,141
Merchants Bancorp (b)	5,676	243,557
MGIC Investment Corp.	53,941	1,415,951
NCR Atleos Corp. (a)	13,270	578,307
NMI Holdings, Inc. (a)	12,598	472,551
Payoneer Global, Inc. (a)	41,491	200,402
PayPal Holdings, Inc.	186,517	8,436,164
Radian Group, Inc.	31,025	1,026,307
Sezzle, Inc. (a) (b)	3,270	206,958
Shift4 Payments, Inc. Class A (a) (b)	12,787	559,175
Visa, Inc. Class A	326,210	98,593,710
Voya Financial, Inc. (b)	21,251	1,451,868
Walker & Dunlop, Inc.	5,862	260,156
Western Union Co. (b)	78,808	687,994
WEX, Inc. (a) (b)	8,595	1,315,379
		410,227,383
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	90,153	6,553,222
Bunge Global SA	29,414	3,741,461
Cal-Maine Foods, Inc. (b)	7,424	587,610
Campbell's Co. (b)	41,736	929,461
Conagra Brands, Inc.	95,548	1,502,014
Darling Ingredients, Inc. (a)	32,326	1,999,363
Flowers Foods, Inc. (b)	36,265	295,560
Fresh Del Monte Produce, Inc.	6,556	263,945
Freshpet, Inc. (a)	12,254	722,496
General Mills, Inc.	103,440	3,850,037
Hershey Co.	29,282	6,087,435
Hormel Foods Corp.	56,470	1,279,045
Ingredion, Inc.	13,026	1,467,509
J&J Snack Foods Corp.	3,005	238,206
J.M. Smucker Co.	20,930	2,018,489
John B Sanfilippo & Son, Inc.	1,258	99,797
Kraft Heinz Co. (b)	160,389	3,607,149
Lamb Weston Holdings, Inc. (b)	29,238	1,235,598
Marzetti Co.	3,150	435,739
McCormick & Co., Inc.	49,474	2,495,468
Mondelez International, Inc. Class A	248,910	14,347,172
Pilgrim's Pride Corp.	9,784	369,444
Post Holdings, Inc. (a)	9,930	981,680
Simply Good Foods Co. (a) (b)	17,012	244,122
Tootsie Roll Industries, Inc. (b)	3,890	166,191
Tyson Foods, Inc. Class A	57,670	3,694,917
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Vital Farms, Inc. (a) (b)	7,184	$101,438
		59,314,568
GAS UTILITIES — 0.1%
Atmos Energy Corp.	29,646	5,476,209
Chesapeake Utilities Corp.	3,465	437,872
MDU Resources Group, Inc.	40,481	838,766
National Fuel Gas Co.	17,539	1,647,964
New Jersey Resources Corp.	18,079	992,899
Northwest Natural Holding Co.	6,776	360,619
ONE Gas, Inc.	10,810	931,065
Southwest Gas Holdings, Inc.	10,574	918,881
Spire, Inc.	10,498	950,489
UGI Corp. (b)	41,172	1,499,484
		14,054,248
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	5,567	547,570
Avis Budget Group, Inc. (a) (b)	3,711	541,249
CSX Corp.	368,243	15,116,375
Heartland Express, Inc. (b)	9,910	103,064
Hertz Global Holdings, Inc. (a) (b)	30,927	142,573
JB Hunt Transport Services, Inc.	12,807	2,713,803
Knight-Swift Transportation Holdings, Inc.	34,112	1,964,169
Landstar System, Inc.	7,348	1,177,958
Lyft, Inc. Class A (a) (b)	312	4,150
Marten Transport Ltd.	11,138	146,242
Norfolk Southern Corp.	44,890	12,883,430
Old Dominion Freight Line, Inc.	35,649	6,965,815
RXO, Inc. (a) (b)	20,430	298,687
Ryder System, Inc.	8,811	1,803,700
Saia, Inc. (a)	5,446	1,913,071
Schneider National, Inc. Class B (b)	7,457	196,566
Uber Technologies, Inc. (a)	394,208	28,355,381
Union Pacific Corp.	113,806	27,611,612
Werner Enterprises, Inc. (b)	11,048	324,922
XPO, Inc. (a)	23,143	4,502,471
		107,312,808
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	337,967	34,699,072
Align Technology, Inc. (a)	14,244	2,441,849
Artivion, Inc. (a)	7,239	265,092
Avanos Medical, Inc. (a)	9,517	133,333
Baxter International, Inc. (b)	100,650	1,690,920
Becton Dickinson & Co.	56,885	8,944,029
Boston Scientific Corp. (a)	290,074	18,202,143
CONMED Corp. (b)	5,804	205,229
Cooper Cos., Inc. (a)	38,067	2,721,790
Dentsply Sirona, Inc. (b)	42,911	497,768
Dexcom, Inc. (a)	76,658	4,814,122
Edwards Lifesciences Corp. (a)	108,976	8,726,798
Embecta Corp. (b)	11,412	100,882
Enovis Corp. (a) (b)	7,741	176,108
Security Description	Shares	Value
Envista Holdings Corp. (a)	31,863	$808,364
GE HealthCare Technologies, Inc.	92,967	6,617,391
Glaukos Corp. (a)	8,705	937,180
Globus Medical, Inc. Class A (a)	21,722	1,871,568
Haemonetics Corp. (a)	9,647	543,705
Hologic, Inc. (a)	39,002	2,948,161
ICU Medical, Inc. (a) (b)	3,629	468,685
IDEXX Laboratories, Inc. (a)	15,096	8,482,291
Inspire Medical Systems, Inc. (a)	4,990	257,384
Insulet Corp. (a)	14,050	2,948,252
Integer Holdings Corp. (a) (b)	6,318	555,984
Integra LifeSciences Holdings Corp. (a) (b)	14,004	131,918
Intuitive Surgical, Inc. (a)	68,186	31,433,064
Lantheus Holdings, Inc. (a) (b)	13,243	1,004,482
LeMaitre Vascular, Inc.	3,243	354,038
LivaNova PLC (a) (b)	10,505	667,698
Masimo Corp. (a)	9,185	1,633,736
Medtronic PLC	249,614	21,629,053
Merit Medical Systems, Inc. (a)	10,137	698,743
Neogen Corp. (a) (b)	35,618	330,891
Omnicell, Inc. (a)	7,620	254,356
Penumbra, Inc. (a)	7,163	2,352,114
QuidelOrtho Corp. (a) (b)	11,932	196,043
ResMed, Inc. (b)	28,891	6,485,452
Solventum Corp. (a)	27,691	1,808,222
STAAR Surgical Co. (a) (b)	9,006	168,412
STERIS PLC	19,575	4,328,620
Stryker Corp.	67,040	22,028,674
Tandem Diabetes Care, Inc. (a) (b)	12,212	234,104
Teleflex, Inc.	9,101	1,088,571
TransMedics Group, Inc. (a) (b)	6,494	645,569
UFP Technologies, Inc. (a) (b)	2,721	526,786
Zimmer Biomet Holdings, Inc.	40,757	3,685,248
		211,743,894
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a) (b)	17,821	416,833
AdaptHealth Corp. (a) (b)	19,137	227,730
Addus HomeCare Corp. (a)	2,989	279,920
AMN Healthcare Services, Inc. (a)	8,470	155,340
Astrana Health, Inc. (a) (b)	4,595	112,669
BrightSpring Health Services, Inc. (a) (b)	25,648	1,092,861
Cardinal Health, Inc.	44,066	9,311,586
Cencora, Inc.	37,756	11,860,670
Centene Corp. (a)	95,365	3,122,250
Chemed Corp.	3,006	1,135,486
Cigna Group	51,428	13,718,419
Concentra Group Holdings Parent, Inc. (b)	17,736	380,437
CorVel Corp. (a)	4,291	234,503
CVS Health Corp.	242,818	17,439,189
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	4,722	$725,724
Elevance Health, Inc.	42,218	12,359,320
Encompass Health Corp.	20,215	1,955,397
Ensign Group, Inc.	10,547	2,125,221
HCA Healthcare, Inc.	31,036	14,687,477
HealthEquity, Inc. (a)	15,253	1,274,693
Henry Schein, Inc. (a) (b)	15,898	1,171,683
Hims & Hers Health, Inc. (a) (b)	37,480	778,085
Humana, Inc.	24,299	4,213,204
Labcorp Holdings, Inc.	16,861	4,498,683
McKesson Corp.	23,383	20,234,713
Molina Healthcare, Inc. (a) (b)	11,759	1,567,475
National HealthCare Corp.	2,729	435,821
NeoGenomics, Inc. (a) (b)	24,396	181,018
OmniAb, Inc. (a) (b) (d)	1,881	—
Option Care Health, Inc. (a) (b)	35,269	949,441
Pediatrix Medical Group, Inc. (a)	17,343	370,967
Privia Health Group, Inc. (a)	18,967	390,151
Progyny, Inc. (a) (b)	16,296	276,706
Quest Diagnostics, Inc.	22,124	4,335,862
RadNet, Inc. (a) (b)	8,499	475,009
Select Medical Holdings Corp.	21,299	346,961
Tenet Healthcare Corp. (a)	15,704	2,963,502
U.S. Physical Therapy, Inc. (b)	2,833	212,362
UnitedHealth Group, Inc.	174,895	47,324,838
Universal Health Services, Inc. Class B	10,956	1,960,795
		185,303,001
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	30,768	1,428,251
American Healthcare REIT, Inc. (b)	34,304	1,617,777
CareTrust REIT, Inc. (b)	21,636	792,959
Healthcare Realty Trust, Inc. REIT (b)	66,373	1,127,677
Healthpeak Properties, Inc. REIT (b)	131,744	2,164,554
LTC Properties, Inc. REIT	8,195	304,526
Medical Properties Trust, Inc. REIT (b)	109,399	506,517
Omega Healthcare Investors, Inc. REIT	47,003	2,059,672
Sabra Health Care REIT, Inc.	43,212	830,967
Universal Health Realty Income Trust REIT	2,123	85,918
Ventas, Inc. REIT	91,985	7,522,533
Welltower, Inc. REIT	130,179	25,737,690
		44,179,041
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a) (b)	21,117	120,367
Doximity, Inc. Class A (a) (b)	23,930	557,569
HealthStream, Inc.	6,450	133,580
Schrodinger, Inc. (a) (b)	10,956	124,460
Security Description	Shares	Value
Waystar Holding Corp. (a) (b)	22,374	$539,437
		1,475,413
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc. (b)	42,317	487,069
DiamondRock Hospitality Co. REIT (b)	43,722	409,675
Host Hotels & Resorts, Inc. REIT	138,678	2,657,071
Park Hotels & Resorts, Inc. REIT (b)	46,361	488,181
Pebblebrook Hotel Trust REIT (b)	25,415	320,991
Ryman Hospitality Properties, Inc. REIT	11,772	1,086,202
Sunstone Hotel Investors, Inc. REIT	41,882	377,357
Xenia Hotels & Resorts, Inc. REIT	22,797	338,080
		6,164,626
HOTELS, RESTAURANTS & LEISURE — 1.8%
Airbnb, Inc. Class A (a)	84,581	10,680,889
Aramark	51,900	2,104,026
BJ's Restaurants, Inc. (a) (b)	5,702	200,140
Booking Holdings, Inc.	6,222	26,196,611
Boyd Gaming Corp. (b)	15,360	1,262,285
Brinker International, Inc. (a)	8,005	1,142,874
Caesars Entertainment, Inc. (a)	40,914	1,081,357
Carnival Corp.	201,238	5,208,039
Cava Group, Inc. (a) (b)	16,017	1,295,775
Cheesecake Factory, Inc. (b)	8,441	462,145
Chipotle Mexican Grill, Inc. (a)	242,936	7,776,381
Choice Hotels International, Inc. (b)	5,599	579,496
Churchill Downs, Inc.	13,660	1,227,078
Cracker Barrel Old Country Store, Inc. (b)	4,597	129,222
Darden Restaurants, Inc.	23,739	4,653,794
Domino's Pizza, Inc.	5,371	1,927,061
DoorDash, Inc. Class A (a)	71,971	10,806,446
Dutch Bros, Inc. Class A (a) (b)	24,536	1,242,994
Expedia Group, Inc.	21,680	5,005,695
Golden Entertainment, Inc.	3,698	98,700
Hilton Grand Vacations, Inc. (a) (b)	15,295	598,340
Hilton Worldwide Holdings, Inc.	44,026	13,387,426
Hyatt Hotels Corp. Class A (b)	9,070	1,304,175
Las Vegas Sands Corp.	54,533	2,938,238
Life Time Group Holdings, Inc. (a) (b)	120	3,233
Marriott International, Inc. Class A	41,630	13,615,924
Marriott Vacations Worldwide Corp. (b)	7,042	458,575
McDonald's Corp.	137,122	42,616,146
MGM Resorts International (a) (b)	31,645	1,171,181
Monarch Casino & Resort, Inc.	2,958	282,785
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Norwegian Cruise Line Holdings Ltd. (a) (b)	84,698	$1,583,853
Papa John's International, Inc. (b)	7,117	230,662
Penn Entertainment, Inc. (a)	29,425	442,258
Planet Fitness, Inc. Class A (a)	17,074	1,269,964
Pursuit Attractions & Hospitality, Inc. (a) (b)	3,412	124,982
Red Rock Resorts, Inc. Class A	9,363	499,610
Royal Caribbean Cruises Ltd.	49,171	13,530,876
Sabre Corp. (a) (b)	60,768	88,114
Shake Shack, Inc. Class A (a)	7,114	629,376
Six Flags Entertainment Corp. (a) (b)	9,900	175,725
Starbucks Corp.	219,866	19,697,795
Texas Roadhouse, Inc.	12,986	2,144,508
Travel & Leisure Co.	16,959	1,173,393
United Parks & Resorts, Inc. (a) (b)	5,626	183,745
Vail Resorts, Inc. (b)	7,509	963,555
Wendy's Co. (b)	34,951	242,909
Wingstop, Inc. (b)	5,986	927,650
Wyndham Hotels & Resorts, Inc.	16,250	1,319,987
Wynn Resorts Ltd.	19,506	1,980,834
Yum! Brands, Inc.	54,979	8,548,135
		215,214,962
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	2,102	1,017,978
Century Communities, Inc.	4,411	253,103
Champion Homes, Inc. (a)	13,016	968,000
DR Horton, Inc.	49,943	6,853,178
Dream Finders Homes, Inc. Class A (a) (b)	20,636	287,253
Ethan Allen Interiors, Inc.	5,677	126,370
Garmin Ltd.	29,641	6,877,008
Green Brick Partners, Inc. (a)	5,136	331,015
Installed Building Products, Inc.	4,513	1,196,622
KB Home	17,175	888,806
La-Z-Boy, Inc. (b)	9,204	295,817
Leggett & Platt, Inc.	26,303	259,874
Lennar Corp. Class A	43,053	3,738,723
LGI Homes, Inc. (a)	3,193	126,219
M/I Homes, Inc. (a)	4,532	554,943
Meritage Homes Corp.	14,081	870,769
Mohawk Industries, Inc. (a) (b)	11,475	1,129,829
Newell Brands, Inc.	76,338	261,839
NVR, Inc. (a)	489	3,222,427
PulteGroup, Inc.	36,228	4,260,775
Somnigroup International, Inc. (b)	37,258	2,754,111
Sonos, Inc. (a)	25,199	337,667
Taylor Morrison Home Corp. (a)	21,081	1,227,757
Toll Brothers, Inc.	17,013	2,321,764
TopBuild Corp. (a) (b)	6,372	2,238,484
Tri Pointe Homes, Inc. (a)	18,950	885,534
Security Description	Shares	Value
Whirlpool Corp. (b)	10,996	$592,904
		43,878,769
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a) (b)	2,765	101,669
Central Garden & Pet Co. Class A (a)	10,665	345,759
Church & Dwight Co., Inc.	48,377	4,514,542
Clorox Co.	24,392	2,527,743
Colgate-Palmolive Co.	157,937	13,460,970
Energizer Holdings, Inc. (b)	11,609	190,620
Kimberly-Clark Corp.	66,972	6,460,789
Procter & Gamble Co.	447,533	64,641,667
Reynolds Consumer Products, Inc.	10,696	226,541
WD-40 Co.	2,844	580,005
		93,050,305
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	133,479	1,880,719
Clearway Energy, Inc. Class A	6,726	263,457
Clearway Energy, Inc. Class C	16,300	640,427
Ormat Technologies, Inc. (b)	9,500	1,063,240
Talen Energy Corp. (a)	8,883	2,835,720
Vistra Corp.	61,942	9,311,741
		15,995,304
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	105,054	15,256,993
Honeywell International, Inc.	121,940	27,562,098
		42,819,091
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	8,288	1,534,026
First Industrial Realty Trust, Inc. REIT	26,220	1,516,827
Innovative Industrial Properties, Inc. REIT (b)	4,935	247,540
LXP Industrial Trust REIT	10,657	492,993
Prologis, Inc. REIT	181,528	23,994,371
Rexford Industrial Realty, Inc. REIT (b)	41,447	1,356,560
STAG Industrial, Inc. REIT	35,712	1,287,775
Terreno Realty Corp. REIT	19,655	1,207,210
		31,637,302
INSURANCE — 1.9%
Aflac, Inc.	88,774	9,739,396
Allstate Corp.	51,813	10,742,907
American Financial Group, Inc.	13,769	1,758,439
American International Group, Inc.	101,161	7,612,365
AMERISAFE, Inc.	3,346	111,522
Aon PLC Class A	42,839	13,827,572
Arch Capital Group Ltd. (a)	73,367	7,042,498
Arthur J Gallagher & Co.	49,015	10,615,669
Assurant, Inc.	10,228	2,227,761
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Assured Guaranty Ltd.	10,552	$859,777
Brighthouse Financial, Inc. (a)	10,724	642,153
Brown & Brown, Inc.	56,884	3,709,406
Chubb Ltd.	69,985	22,810,211
Cincinnati Financial Corp.	30,113	4,738,281
CNO Financial Group, Inc.	25,909	1,063,824
Employers Holdings, Inc. (b)	6,517	268,109
Erie Indemnity Co. Class A (b)	5,202	1,307,315
Everest Group Ltd.	8,399	2,745,213
Fidelity National Financial, Inc.	51,106	2,370,296
First American Financial Corp.	20,976	1,264,643
Genworth Financial, Inc. (a)	91,935	746,512
Globe Life, Inc.	16,885	2,349,885
Goosehead Insurance, Inc. Class A (a) (b)	4,954	211,338
Hanover Insurance Group, Inc.	6,978	1,209,636
Hartford Insurance Group, Inc.	54,120	7,318,648
HCI Group, Inc.	1,401	216,609
Horace Mann Educators Corp.	7,786	332,306
Kemper Corp.	11,333	346,336
Kinsale Capital Group, Inc. (b)	4,113	1,405,248
Lincoln National Corp.	34,720	1,232,560
Loews Corp.	36,302	3,874,875
Marsh & McLennan Cos., Inc.	94,924	16,464,568
Mercury General Corp.	5,496	484,472
MetLife, Inc.	112,206	7,935,208
Old Republic International Corp.	39,239	1,565,636
Palomar Holdings, Inc. (a)	4,295	513,253
Primerica, Inc.	6,745	1,689,488
Principal Financial Group, Inc.	43,661	3,934,293
ProAssurance Corp. (a)	12,125	299,730
Progressive Corp.	112,605	22,322,815
Prudential Financial, Inc.	71,558	6,990,501
Reinsurance Group of America, Inc.	12,954	2,644,689
RenaissanceRe Holdings Ltd.	10,040	2,984,189
RLI Corp.	16,642	949,260
Ryan Specialty Holdings, Inc. (b)	20,281	684,281
Safety Insurance Group, Inc.	3,234	234,918
Selective Insurance Group, Inc.	11,111	837,658
SiriusPoint Ltd. (a)	17,138	369,153
Stewart Information Services Corp.	4,535	279,265
Travelers Cos., Inc.	42,250	12,323,480
Trupanion, Inc. (a) (b)	6,016	154,070
United Fire Group, Inc.	3,402	126,078
Unum Group	35,682	2,605,856
W.R. Berkley Corp.	62,486	4,141,572
Willis Towers Watson PLC	18,059	5,249,751
		220,485,494
INTERACTIVE MEDIA & SERVICES — 7.1%
Alphabet, Inc. Class A	1,125,118	323,538,932
Alphabet, Inc. Class C	905,382	259,717,881
Cargurus, Inc. (a) (b)	17,230	586,682
IAC, Inc. (a) (b)	13,821	553,255
Match Group, Inc.	53,958	1,657,050
Security Description	Shares	Value
Meta Platforms, Inc. Class A	423,449	$242,267,876
Pinterest, Inc. Class A (a)	104,145	1,910,019
QuinStreet, Inc. (a)	9,648	115,872
Shutterstock, Inc. (b)	4,393	72,968
TripAdvisor, Inc. (a) (b)	19,955	212,720
Yelp, Inc. (a) (b)	11,629	287,701
Ziff Davis, Inc. (a) (b)	8,260	346,590
ZoomInfo Technologies, Inc. (a) (b)	54,157	323,859
		831,591,405
IT SERVICES — 0.8%
Accenture PLC Class A	117,523	23,303,636
Akamai Technologies, Inc. (a)	29,692	3,410,126
ASGN, Inc. (a) (b)	9,797	379,242
Cognizant Technology Solutions Corp. Class A	99,716	6,117,577
DigitalOcean Holdings, Inc. (a) (b)	10,272	881,132
DXC Technology Co. (a)	37,914	476,579
EPAM Systems, Inc. (a) (b)	11,300	1,530,020
Gartner, Inc. (a)	15,449	2,446,195
GoDaddy, Inc. Class A (a)	28,751	2,376,845
Grid Dynamics Holdings, Inc. (a) (b)	12,084	68,879
International Business Machines Corp.	180,695	43,798,661
Kyndryl Holdings, Inc. (a)	36,915	484,325
Okta, Inc. (a)	32,002	2,518,877
Twilio, Inc. Class A (a)	29,900	3,762,018
VeriSign, Inc.	14,995	3,724,158
		95,278,270
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	5,410	505,727
Brunswick Corp.	13,459	979,277
Callaway Golf Co. (a) (b)	21,253	294,991
Mattel, Inc. (a)	69,164	1,004,953
Polaris, Inc. (b)	11,376	619,992
YETI Holdings, Inc. (a) (b)	15,578	569,999
		3,974,939
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	26,011	2,434,630
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	57,706	6,577,330
Avantor, Inc. (a)	134,309	1,052,983
Azenta, Inc. (a) (b)	11,521	243,439
BioLife Solutions, Inc. (a) (b)	6,223	118,735
Bio-Rad Laboratories, Inc. Class A (a) (b)	3,667	1,022,176
Bio-Techne Corp.	31,281	1,634,745
Bruker Corp. (b)	20,104	726,156
Charles River Laboratories International, Inc. (a)	9,772	1,685,670
Cytek Biosciences, Inc. (a) (b)	16,625	72,651
Danaher Corp.	120,474	22,841,870
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fortrea Holdings, Inc. (a) (b)	18,783	$176,936
Illumina, Inc. (a)	31,336	3,862,475
IQVIA Holdings, Inc. (a)	32,865	5,604,797
Medpace Holdings, Inc. (a)	4,720	2,266,497
Mettler-Toledo International, Inc. (a)	4,048	5,105,338
Repligen Corp. (a)	9,321	1,098,200
Revvity, Inc. (b)	25,090	2,198,135
Sotera Health Co. (a)	21,341	306,030
Thermo Fisher Scientific, Inc.	72,709	35,738,655
Waters Corp. (a)	19,345	5,760,941
West Pharmaceutical Services, Inc.	14,649	3,671,625
		101,765,384
MACHINERY — 2.1%
AGCO Corp.	12,122	1,404,576
Alamo Group, Inc. (b)	2,275	375,307
Albany International Corp. Class A	6,162	321,718
Astec Industries, Inc.	4,210	226,666
Caterpillar, Inc.	89,580	63,463,847
Chart Industries, Inc. (a)	7,317	1,512,790
CNH Industrial NV	155,610	1,711,710
Crane Co.	9,595	1,640,745
Cummins, Inc.	26,287	14,142,932
Deere & Co.	48,975	27,587,618
Donaldson Co., Inc.	24,761	2,101,466
Dover Corp.	28,207	5,879,749
Enerpac Tool Group Corp.	12,493	455,620
Enpro, Inc.	3,756	941,441
Esab Corp.	11,317	1,093,901
ESCO Technologies, Inc.	5,446	1,532,341
Federal Signal Corp.	12,073	1,305,574
Flowserve Corp.	26,742	1,965,804
Fortive Corp.	67,283	3,719,404
Franklin Electric Co., Inc.	8,139	750,172
Gates Industrial Corp. PLC (a)	37,937	857,756
Graco, Inc.	33,188	2,809,364
Greenbrier Cos., Inc.	6,392	336,539
IDEX Corp.	15,065	2,855,571
Illinois Tool Works, Inc.	51,822	13,488,748
Ingersoll Rand, Inc.	66,696	5,343,684
ITT, Inc.	17,156	3,268,733
JBT Marel Corp.	9,065	1,159,142
Kadant, Inc. (b)	2,352	687,607
Kennametal, Inc. (b)	16,415	593,074
Lincoln Electric Holdings, Inc.	11,862	2,954,587
Lindsay Corp.	2,434	289,816
Middleby Corp. (a)	11,331	1,502,264
Mueller Industries, Inc.	22,519	2,495,105
Mueller Water Products, Inc. Class A	39,780	1,093,552
Nordson Corp.	10,306	2,742,014
Oshkosh Corp.	13,314	1,959,954
Otis Worldwide Corp.	71,381	5,502,047
PACCAR, Inc.	102,416	11,829,048
Security Description	Shares	Value
Parker-Hannifin Corp.	24,658	$22,074,828
Pentair PLC	33,072	2,880,902
Proto Labs, Inc. (a)	5,534	315,549
RBC Bearings, Inc. (a)	5,836	3,169,648
Snap-on, Inc.	10,757	3,907,158
SPX Technologies, Inc. (a)	9,018	1,803,059
Standex International Corp. (b)	3,015	768,403
Stanley Black & Decker, Inc.	30,961	2,200,089
Tennant Co. (b)	3,306	219,518
Terex Corp.	14,503	857,127
Timken Co.	13,351	1,342,710
Titan International, Inc. (a) (b)	11,961	82,651
Toro Co.	21,092	1,970,836
Trinity Industries, Inc.	16,352	526,207
Watts Water Technologies, Inc. Class A	5,712	1,658,136
Westinghouse Air Brake Technologies Corp.	31,456	7,861,169
Worthington Enterprises, Inc.	6,856	357,472
Xylem, Inc.	47,699	5,700,031
		251,597,479
MARINE — 0.0% *
Kirby Corp. (a)	11,092	1,473,905
Matson, Inc.	6,789	1,112,989
		2,586,894
MEDIA — 0.2%
Cable One, Inc. (a) (b)	5,776	526,829
Charter Communications, Inc. Class A (a) (b)	16,958	3,660,893
DoubleVerify Holdings, Inc. (a)	25,186	239,267
EchoStar Corp. Class A (a) (b)	18,549	2,171,531
Fox Corp. Class A	38,081	2,223,930
Fox Corp. Class B	29,604	1,571,972
John Wiley & Sons, Inc. Class A (b)	8,800	335,280
New York Times Co. Class A (b)	29,373	2,459,401
News Corp. Class A	77,427	1,930,255
News Corp. Class B (b)	23,905	681,532
Nexstar Media Group, Inc.	6,322	1,143,207
Omnicom Group, Inc.	65,555	4,936,947
Paramount Skydance Corp. Class B	38,190	344,474
Scholastic Corp. (b)	6,415	250,570
Trade Desk, Inc. Class A (a)	87,679	1,989,437
Versant Media Group, Inc. (a)	19,837	734,366
		25,199,891
METALS & MINING — 0.6%
Alcoa Corp.	35,833	2,376,803
Alpha Metallurgical Resources, Inc. (a)	2,483	509,685
Century Aluminum Co. (a)	9,883	580,033
Cleveland-Cliffs, Inc. (a)	98,367	831,201
Commercial Metals Co.	23,716	1,456,874
Ferroglobe PLC (a) (d)	929	—
Freeport-McMoRan, Inc.	286,219	16,823,953
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hecla Mining Co.	128,566	$2,395,185
Kaiser Aluminum Corp.	3,316	399,611
Materion Corp.	3,370	487,471
Metallus, Inc. (a)	4,834	78,988
MP Materials Corp. (a) (b)	16,982	819,551
Newmont Corp.	213,112	23,069,374
Nucor Corp.	43,959	7,433,467
Reliance, Inc.	11,274	3,426,394
Royal Gold, Inc.	15,647	3,982,005
Steel Dynamics, Inc.	24,831	4,469,580
Warrior Met Coal, Inc.	7,795	726,104
Worthington Steel, Inc.	6,860	208,201
		70,074,480
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Adamas Trust, Inc. REIT (b)	16,813	123,744
Annaly Capital Management, Inc. REIT	96,380	2,038,437
Apollo Commercial Real Estate Finance, Inc. REIT (b)	24,531	259,048
Arbor Realty Trust, Inc. REIT (b)	36,286	279,765
ARMOUR Residential REIT, Inc. (b)	4,540	75,727
Blackstone Mortgage Trust, Inc. Class A REIT (b)	34,006	651,215
Ellington Financial, Inc. REIT (b)	10,580	125,373
Franklin BSP Realty Trust, Inc. REIT (b)	9,108	77,327
PennyMac Mortgage Investment Trust REIT (b)	19,629	228,874
Redwood Trust, Inc. REIT (b)	23,348	130,982
Rithm Capital Corp. REIT (b)	432	4,095
Two Harbors Investment Corp. REIT (b)	15,293	174,646
Starwood Property Trust, Inc. REIT (b)	62,136	1,069,982
		5,239,215
MULTI-UTILITIES — 0.6%
Ameren Corp.	49,902	5,485,228
Avista Corp.	14,136	567,419
Black Hills Corp.	12,613	875,468
CenterPoint Energy, Inc.	128,857	5,561,468
CMS Energy Corp.	56,857	4,410,966
Consolidated Edison, Inc.	68,491	7,751,811
Dominion Energy, Inc.	162,144	10,023,742
DTE Energy Co.	41,001	5,995,166
NiSource, Inc.	79,152	3,693,232
Northwestern Energy Group, Inc.	10,794	711,756
Public Service Enterprise Group, Inc.	99,372	8,044,164
Sempra	125,728	12,216,990
Unitil Corp.	2,923	152,698
WEC Energy Group, Inc.	62,083	7,187,349
		72,677,457
Security Description	Shares	Value
OFFICE REITs — 0.0% *
BXP, Inc. REIT (b)	28,251	$1,466,227
COPT Defense Properties REIT	23,231	710,869
Cousins Properties, Inc. REIT	30,036	677,912
Douglas Emmett, Inc. REIT (b)	32,824	309,202
Easterly Government Properties, Inc. REIT	5,423	116,215
Highwoods Properties, Inc. REIT	20,964	448,839
JBG SMITH Properties REIT (b)	20,830	304,326
Kilroy Realty Corp. REIT (b)	20,161	568,742
SL Green Realty Corp. REIT (b)	13,864	512,136
Vornado Realty Trust REIT	32,117	834,721
		5,949,189
OIL, GAS & CONSUMABLE FUELS — 3.7%
Antero Midstream Corp.	60,233	1,373,312
Antero Resources Corp. (a)	56,127	2,382,030
APA Corp.	69,927	2,967,702
California Resources Corp.	12,972	897,922
Chevron Corp.	364,837	75,484,775
Chord Energy Corp.	12,175	1,731,041
CNX Resources Corp. (a) (b)	31,051	1,197,016
Comstock Resources, Inc. (a) (b)	17,963	378,660
ConocoPhillips	236,330	31,195,560
Core Natural Resources, Inc. (b)	11,139	1,166,587
Coterra Energy, Inc.	149,671	5,259,439
Crescent Energy Co. Class A (b)	36,189	488,552
CVR Energy, Inc. (a)	5,856	197,054
Devon Energy Corp.	126,765	6,378,815
Diamondback Energy, Inc.	34,505	6,824,744
Dorian LPG Ltd.	6,627	226,643
DT Midstream, Inc.	18,902	2,545,532
EOG Resources, Inc.	108,281	15,654,184
EQT Corp.	110,614	7,039,475
Expand Energy Corp.	39,129	4,295,582
Exxon Mobil Corp.	806,502	136,831,129
HF Sinclair Corp.	30,056	1,875,194
International Seaways, Inc.	7,953	579,615
Kinder Morgan, Inc.	383,742	12,866,869
Kinetik Holdings, Inc. (b)	7,586	367,238
Magnolia Oil & Gas Corp. Class A	36,647	1,156,946
Marathon Petroleum Corp.	58,564	14,300,158
Matador Resources Co.	21,742	1,373,660
Murphy Oil Corp. (b)	29,142	1,202,108
Northern Oil & Gas, Inc. (b)	14,528	424,653
Occidental Petroleum Corp.	131,988	8,579,220
ONEOK, Inc.	115,971	10,482,619
Ovintiv, Inc.	50,407	2,992,160
Par Pacific Holdings, Inc. (a)	10,338	647,572
PBF Energy, Inc. Class A	22,102	1,052,497
Peabody Energy Corp. (b)	21,960	723,582
Permian Resources Corp. Class A	143,347	3,056,158
Phillips 66 Co.	80,170	14,605,371
Range Resources Corp.	51,899	2,344,797
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
REX American Resources Corp. (a)	2,244	$102,259
SM Energy Co.	47,907	1,493,740
Talos Energy, Inc. (a)	8,399	132,368
Targa Resources Corp.	41,332	10,363,172
Texas Pacific Land Corp.	10,820	5,134,739
Valero Energy Corp.	61,012	15,074,845
Viper Energy, Inc. Class A	14,024	658,988
Williams Cos., Inc.	239,388	17,422,659
World Kinect Corp.	12,336	284,592
		433,813,533
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	12,818	932,510
Sylvamo Corp.	6,675	281,952
		1,214,462
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	25,980	418,018
Coty, Inc. Class A (a) (b)	60,466	121,537
Edgewell Personal Care Co. (b)	10,659	227,463
elf Beauty, Inc. (a) (b)	11,018	667,801
Estee Lauder Cos., Inc. Class A	45,182	3,242,712
Interparfums, Inc. (b)	3,294	299,227
Kenvue, Inc.	378,471	6,524,840
		11,501,598
PHARMACEUTICALS — 3.3%
Amneal Pharmaceuticals, Inc. (a)	32,945	409,506
Amphastar Pharmaceuticals, Inc. (a) (b)	7,050	138,110
ANI Pharmaceuticals, Inc. (a)	1,258	96,740
Bristol-Myers Squibb Co.	401,657	24,360,497
Collegium Pharmaceutical, Inc. (a)	2,194	72,556
Corcept Therapeutics, Inc. (a)	20,000	806,200
Elanco Animal Health, Inc. (a) (b)	97,208	2,326,187
Eli Lilly & Co.	153,694	141,363,130
Harmony Biosciences Holdings, Inc. (a) (b)	5,155	144,392
Indivior Pharmaceuticals, Inc. (a)	24,312	741,030
Innoviva, Inc. (a)	12,196	284,167
Jazz Pharmaceuticals PLC (a)	11,396	2,154,414
Johnson & Johnson	465,798	113,859,663
Ligand Pharmaceuticals, Inc. (a) (b)	3,090	616,919
Merck & Co., Inc.	481,258	57,890,525
Organon & Co. (b)	49,991	299,446
Pacira BioSciences, Inc. (a)	8,835	199,671
Perrigo Co. PLC (b)	27,368	293,932
Pfizer, Inc.	1,089,017	30,579,597
Phibro Animal Health Corp. Class A	3,384	187,169
Prestige Consumer Healthcare, Inc. (a) (b)	10,019	593,826
Spectrum Pharmaceuticals, Inc. (a)	22	2
Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	10,758	$556,081
Viatris, Inc.	236,938	3,201,032
Zoetis, Inc.	79,129	9,353,839
		390,528,631
PROFESSIONAL SERVICES — 0.5%
Amentum Holdings, Inc. (a) (b)	29,570	771,186
Automatic Data Processing, Inc.	79,095	16,070,522
Booz Allen Hamilton Holding Corp.	20,104	1,568,715
Broadridge Financial Solutions, Inc.	23,075	3,749,226
CACI International, Inc. Class A (a)	4,156	2,260,324
Concentrix Corp. (b)	8,533	233,463
CSG Systems International, Inc. (b)	6,600	527,604
Equifax, Inc.	23,838	4,292,509
ExlService Holdings, Inc. (a)	32,938	1,002,962
Exponent, Inc.	9,845	642,386
FTI Consulting, Inc. (a) (b)	6,336	1,120,015
Genpact Ltd.	33,860	1,261,285
Insperity, Inc. (b)	6,678	180,573
Jacobs Solutions, Inc.	25,716	3,273,132
KBR, Inc.	27,791	1,024,376
Korn Ferry (b)	10,628	669,033
Legalzoom.com, Inc. (a)	22,336	126,645
Leidos Holdings, Inc.	26,605	4,137,609
ManpowerGroup, Inc.	11,054	325,651
Maximus, Inc.	12,331	790,417
Parsons Corp. (a) (b)	6,842	370,631
Paychex, Inc.	62,949	5,798,862
Paycom Software, Inc. (b)	9,356	1,137,128
Paylocity Holding Corp. (a)	7,829	845,845
Robert Half, Inc.	22,265	565,531
Science Applications International Corp. (b)	10,923	1,036,811
TransUnion	37,873	2,620,433
UL Solutions, Inc. Class A (b)	14,615	1,252,652
Upwork, Inc. (a) (b)	25,835	283,152
Verisk Analytics, Inc.	28,201	5,351,140
Verra Mobility Corp. (a)	28,466	406,779
		63,696,597
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	55,798	7,558,397
CoStar Group, Inc. (a)	81,351	3,281,699
Cushman & Wakefield Ltd. (a)	33,931	415,994
eXp World Holdings, Inc. (b)	14,985	89,760
Jones Lang LaSalle, Inc. (a)	9,838	2,993,900
Kennedy-Wilson Holdings, Inc. (b)	23,424	253,448
Marcus & Millichap, Inc. (b)	5,087	135,263
St. Joe Co.	6,453	405,249
		15,133,710
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	63,048	$1,760,300
AvalonBay Communities, Inc. REIT	27,281	4,456,351
Camden Property Trust REIT	20,322	1,984,647
Centerspace REIT (b)	1,628	93,529
Equity LifeStyle Properties, Inc. REIT	35,328	2,205,174
Equity Residential REIT	67,835	4,012,440
Essex Property Trust, Inc. REIT	12,472	3,018,224
Independence Realty Trust, Inc. REIT	47,388	705,607
Invitation Homes, Inc. REIT	113,484	2,820,077
Mid-America Apartment Communities, Inc. REIT	22,973	2,805,463
NexPoint Residential Trust, Inc. REIT	3,709	92,725
UDR, Inc. REIT	59,240	2,001,127
Veris Residential, Inc. REIT	18,709	353,039
		26,308,703
RETAIL REITs — 0.3%
Acadia Realty Trust REIT (b)	18,459	352,936
Agree Realty Corp. REIT (b)	20,143	1,518,379
Brixmor Property Group, Inc. REIT	59,445	1,712,016
Curbline Properties Corp. REIT (b)	16,012	412,949
Federal Realty Investment Trust REIT	14,440	1,533,672
Getty Realty Corp. REIT (b)	7,645	243,111
Kimco Realty Corp. REIT	133,123	2,991,274
Kite Realty Group Trust REIT (b)	43,749	1,074,038
Macerich Co. REIT	43,225	816,953
NNN REIT, Inc.	35,183	1,478,741
Phillips Edison & Co., Inc. REIT	23,512	879,819
Realty Income Corp. REIT	163,375	9,995,283
Regency Centers Corp. REIT	33,014	2,497,839
Saul Centers, Inc. REIT (b)	3,381	110,153
Simon Property Group, Inc. REIT	58,808	10,969,456
Tanger, Inc. REIT	20,662	702,095
Urban Edge Properties REIT	23,264	464,815
Whitestone REIT	8,485	137,033
		37,890,562
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.6%
ACM Research, Inc. Class A (a)	10,163	399,914
Advanced Micro Devices, Inc. (a)	314,342	63,946,593
Allegro MicroSystems, Inc. (a) (b)	14,644	461,725
Alpha & Omega Semiconductor Ltd. (a)	4,489	99,476
Amkor Technology, Inc.	21,013	946,215
Analog Devices, Inc.	95,182	30,281,201
Applied Materials, Inc.	153,193	52,359,835
Axcelis Technologies, Inc. (a)	6,434	598,877
Security Description	Shares	Value
Broadcom, Inc.	917,925	$284,106,967
Cirrus Logic, Inc. (a)	11,556	1,671,229
Cohu, Inc. (a)	8,203	251,176
Diodes, Inc. (a)	7,610	519,459
Enphase Energy, Inc. (a)	26,425	999,129
Entegris, Inc. (b)	29,580	3,467,959
First Solar, Inc. (a)	21,147	4,171,457
FormFactor, Inc. (a)	15,219	1,476,091
Ichor Holdings Ltd. (a)	4,145	193,198
Impinj, Inc. (a) (b)	3,490	358,423
Intel Corp. (a)	908,990	40,113,729
KLA Corp.	25,352	37,328,538
Kulicke & Soffa Industries, Inc.	12,172	799,944
Lam Research Corp.	241,572	51,614,274
Lattice Semiconductor Corp. (a)	26,788	2,484,855
MACOM Technology Solutions Holdings, Inc. (a) (b)	10,052	2,232,248
MaxLinear, Inc. (a)	14,124	245,616
Microchip Technology, Inc.	105,259	6,800,784
Micron Technology, Inc.	217,201	73,379,186
MKS, Inc.	10,854	2,494,358
Monolithic Power Systems, Inc.	9,390	10,266,557
NVIDIA Corp.	4,698,551	819,427,294
NXP Semiconductors NV	47,657	9,381,757
ON Semiconductor Corp. (a)	71,268	4,412,915
Onto Innovation, Inc. (a)	9,011	1,847,886
PDF Solutions, Inc. (a) (b)	6,157	201,395
Penguin Solutions, Inc. (a) (b)	6,829	120,190
Photronics, Inc. (a) (b)	12,823	518,177
Power Integrations, Inc. (b)	10,428	533,914
Qnity Electronics, Inc.	42,375	4,889,228
Qorvo, Inc. (a)	19,018	1,471,993
QUALCOMM, Inc.	207,618	26,737,046
Rambus, Inc. (a) (b)	23,012	1,979,722
Semtech Corp. (a) (b)	13,287	1,021,637
Silicon Laboratories, Inc. (a)	6,278	1,306,766
SiTime Corp. (a) (b)	2,926	1,010,494
Skyworks Solutions, Inc.	32,511	1,740,964
SolarEdge Technologies, Inc. (a) (b)	10,456	533,779
Synaptics, Inc. (a) (b)	7,448	521,658
Teradyne, Inc.	30,424	9,019,499
Texas Instruments, Inc.	174,880	33,951,203
Ultra Clean Holdings, Inc. (a) (b)	7,744	481,522
Universal Display Corp.	8,701	797,534
Veeco Instruments, Inc. (a)	10,074	341,106
		1,596,316,692
SOFTWARE — 7.8%
A10 Networks, Inc.	12,382	286,272
ACI Worldwide, Inc. (a)	22,957	941,467
Adeia, Inc. (b)	19,391	465,966
Adobe, Inc. (a)	78,217	19,012,988
Agilysys, Inc. (a) (b)	3,544	252,120
Alarm.com Holdings, Inc. (a)	8,447	364,826
Appfolio, Inc. Class A (a) (b)	4,195	662,055
AppLovin Corp. Class A (a)	52,678	20,965,844
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Autodesk, Inc. (a)	42,193	$10,101,004
Bentley Systems, Inc. Class B (b)	28,970	1,017,426
Bill Holdings, Inc. (a)	18,590	711,997
Blackbaud, Inc. (a)	9,596	370,502
BlackLine, Inc. (a) (b)	9,921	367,077
Box, Inc. Class A (a)	28,341	669,981
Cadence Design Systems, Inc. (a)	53,694	14,919,952
Cleanspark, Inc. (a) (b)	54,512	463,897
Clear Secure, Inc. Class A	11,170	540,740
Commvault Systems, Inc. (a)	9,583	746,420
Crowdstrike Holdings, Inc. Class A (a)	48,708	19,016,090
Datadog, Inc. Class A (a)	62,560	7,385,208
Docusign, Inc. (a)	40,037	1,898,154
Dolby Laboratories, Inc. Class A (b)	11,868	712,792
Dropbox, Inc. Class A (a)	26,577	603,829
Dynatrace, Inc. (a)	48,522	1,794,344
Fair Isaac Corp. (a)	4,812	5,137,002
Fortinet, Inc. (a)	125,904	10,288,875
Gen Digital, Inc.	115,351	2,172,059
Guidewire Software, Inc. (a)	16,498	2,467,441
InterDigital, Inc. (b)	6,008	1,814,416
Intuit, Inc.	54,206	23,437,590
Life360, Inc. (a) (b)	60	2,449
LiveRamp Holdings, Inc. (a)	13,046	345,980
Manhattan Associates, Inc. (a)	12,355	1,644,698
MARA Holdings, Inc. (a) (b)	46,770	381,643
Microsoft Corp.	1,435,514	531,384,217
N-able, Inc. (a)	13,690	63,932
NCR Voyix Corp. (a) (b)	26,444	167,391
Nutanix, Inc. Class A (a)	52,178	1,983,286
Oracle Corp.	325,961	47,952,123
Palantir Technologies, Inc. Class A (a)	442,332	64,704,325
Palo Alto Networks, Inc. (a)	154,129	24,709,961
Pegasystems, Inc. (b)	17,468	743,438
Pivotal Software, Inc. (a) (d)	11,498	—
Progress Software Corp. (a)	9,262	237,570
PTC, Inc. (a)	23,588	3,361,054
Q2 Holdings, Inc. (a)	12,096	572,141
Qualys, Inc. (a)	6,449	566,545
RingCentral, Inc. Class A (b)	14,840	551,900
Roper Technologies, Inc.	20,732	7,336,225
Salesforce, Inc.	181,368	33,855,965
ServiceNow, Inc. (a)	203,220	21,246,651
Sprinklr, Inc. Class A (a)	21,336	128,016
SPS Commerce, Inc. (a)	6,701	373,045
Synopsys, Inc. (a)	35,754	14,175,746
Teradata Corp. (a)	20,853	534,462
Trimble, Inc. (a)	49,843	3,251,259
Tyler Technologies, Inc. (a)	8,164	2,795,190
UiPath, Inc. Class A (a) (b)	81,656	906,382
Security Description	Shares	Value
Workday, Inc. Class A (a)	41,710	$5,418,963
		918,982,891
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	91,720	15,829,038
Crown Castle, Inc. REIT	85,317	6,937,125
CubeSmart REIT	44,735	1,639,538
Digital Realty Trust, Inc. REIT	60,337	10,873,331
EPR Properties REIT	14,781	738,459
Equinix, Inc. REIT	18,487	18,121,697
Extra Space Storage, Inc. REIT	40,793	5,349,186
Four Corners Property Trust, Inc. REIT	15,133	357,895
Gaming & Leisure Properties, Inc. REIT	52,433	2,326,452
Iron Mountain, Inc. REIT	57,175	5,839,854
Lamar Advertising Co. Class A REIT	17,552	2,223,136
Millrose Properties, Inc. REIT	26,666	746,648
National Storage Affiliates Trust REIT	15,166	572,365
Outfront Media, Inc. REIT	22,420	594,130
Public Storage REIT	31,168	8,442,788
Rayonier, Inc. REIT (b)	56,113	1,157,050
Safehold, Inc. REIT (b)	6,786	91,814
SBA Communications Corp. REIT	21,415	3,685,736
VICI Properties, Inc. REIT	199,018	5,437,172
Weyerhaeuser Co. REIT	146,286	3,573,767
		94,537,181
SPECIALTY RETAIL — 1.9%
Abercrombie & Fitch Co. Class A (a)	9,973	911,233
Academy Sports & Outdoors, Inc. (b)	16,695	942,433
Advance Auto Parts, Inc. (b)	12,995	685,486
American Eagle Outfitters, Inc.	31,767	530,509
Asbury Automotive Group, Inc. (a) (b)	3,677	718,523
AutoNation, Inc. (a)	5,474	1,068,853
AutoZone, Inc. (a)	3,188	10,768,363
Bath & Body Works, Inc.	46,468	867,558
Best Buy Co., Inc.	39,776	2,553,619
Boot Barn Holdings, Inc. (a)	4,301	629,494
Buckle, Inc.	5,799	292,038
Burlington Stores, Inc. (a)	12,732	4,142,738
CarMax, Inc. (a)	32,420	1,348,024
Carvana Co. (a)	26,767	8,415,009
Chewy, Inc. Class A (a)	32,920	888,840
Dick's Sporting Goods, Inc. (b)	14,326	2,840,703
Five Below, Inc. (a)	11,081	2,531,787
Floor & Decor Holdings, Inc. Class A (a) (b)	21,074	1,070,559
GameStop Corp. Class A (a)	88,455	2,038,003
Gap, Inc.	41,864	1,013,109
Group 1 Automotive, Inc. (b)	2,814	930,393
Home Depot, Inc.	192,379	63,271,529
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Lithia Motors, Inc. (b)	5,709	$1,425,652
Lowe's Cos., Inc.	107,717	25,451,373
MarineMax, Inc. (a) (b)	3,454	93,465
Monro, Inc. (b)	6,710	107,628
Murphy USA, Inc.	3,328	1,643,932
National Vision Holdings, Inc. (a) (b)	16,041	415,462
O'Reilly Automotive, Inc. (a)	166,833	15,400,354
Penske Automotive Group, Inc. (b)	4,484	670,448
RH (a) (b)	3,087	431,624
Ross Stores, Inc.	61,163	13,249,741
Sally Beauty Holdings, Inc. (a) (b)	25,002	346,278
Signet Jewelers Ltd. (b)	10,046	850,293
Sonic Automotive, Inc. Class A (b)	4,327	296,702
TJX Cos., Inc.	213,821	34,147,214
Tractor Supply Co.	107,104	4,851,811
Ulta Beauty, Inc. (a)	8,207	4,289,881
Upbound Group, Inc.	8,137	146,873
Urban Outfitters, Inc. (a)	12,967	821,459
Valvoline, Inc. (a)	27,102	912,795
Victoria's Secret & Co. (a) (b)	15,392	713,573
Williams-Sonoma, Inc.	25,314	4,615,502
Winmark Corp.	560	239,428
		219,580,291
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.8%
Apple, Inc.	2,838,519	720,387,737
Corsair Gaming, Inc. (a) (b)	6,960	38,628
Dell Technologies, Inc. Class C	55,172	9,055,380
Everpure, Inc. Class A (a)	58,281	3,440,910
Hewlett Packard Enterprise Co.	254,584	6,061,645
HP, Inc.	173,583	3,334,530
NetApp, Inc.	41,065	4,204,645
Sandisk Corp. (a)	28,618	18,182,160
Seagate Technology Holdings PLC	39,679	15,544,645
Super Micro Computer, Inc. (a) (b)	92,114	2,097,436
Western Digital Corp.	62,009	16,772,815
		799,120,531
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Capri Holdings Ltd. (a) (b)	23,115	407,286
Carter's, Inc. (b)	8,437	301,707
Columbia Sportswear Co. (b)	6,226	341,247
Crocs, Inc. (a) (b)	12,934	1,073,781
Deckers Outdoor Corp. (a)	29,428	2,945,449
G-III Apparel Group Ltd.	9,634	266,862
Kontoor Brands, Inc.	9,248	650,042
Lululemon Athletica, Inc. (a)	22,707	3,476,442
NIKE, Inc. Class B	232,582	12,284,981
Oxford Industries, Inc. (b)	3,294	126,852
PVH Corp. (b)	11,796	822,889
Security Description	Shares	Value
Ralph Lauren Corp.	8,020	$2,758,800
Steven Madden Ltd.	15,335	520,163
Tapestry, Inc.	37,091	5,233,911
Under Armour, Inc. Class A (a) (b)	39,081	230,969
Under Armour, Inc. Class C (a) (b)	37,601	217,710
VF Corp. (b)	63,550	1,079,714
Wolverine World Wide, Inc.	15,798	257,823
		32,996,628
TOBACCO — 0.6%
Altria Group, Inc.	330,678	21,821,441
Philip Morris International, Inc.	302,264	49,976,330
Universal Corp. (b)	3,846	202,684
		72,000,455
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	20,521	1,332,634
Applied Industrial Technologies, Inc.	8,045	2,134,499
Boise Cascade Co.	7,639	579,418
Core & Main, Inc. Class A (a)	25,748	1,271,951
DNOW, Inc. (a)	15,617	185,999
DXP Enterprises, Inc. (a)	3,107	434,141
Fastenal Co.	226,061	10,489,230
GATX Corp.	6,586	1,124,494
MSC Industrial Direct Co., Inc. Class A (b)	9,137	843,071
Rush Enterprises, Inc. Class A	12,092	799,402
United Rentals, Inc.	12,461	9,078,586
Watsco, Inc. (b)	6,356	2,312,249
WESCO International, Inc.	8,969	2,454,098
WW Grainger, Inc.	8,859	9,663,486
		42,703,258
WATER UTILITIES — 0.1%
American States Water Co.	7,000	529,340
American Water Works Co., Inc.	38,576	5,249,808
California Water Service Group	10,548	478,246
Essential Utilities, Inc.	45,359	1,826,607
H2O America (b)	7,238	424,654
Middlesex Water Co. (b)	3,284	170,932
		8,679,587
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	13,176	52,968
Telephone & Data Systems, Inc.	20,654	869,533
T-Mobile U.S., Inc.	90,234	18,951,847
		19,874,348
TOTAL COMMON STOCKS (Cost $7,910,595,529)		11,724,034,581
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	12,768,766	12,768,766
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	60,650,775	$60,650,775
TOTAL SHORT-TERM INVESTMENTS (Cost $73,419,541)		73,419,541
TOTAL INVESTMENTS — 100.5% (Cost $7,984,015,070)		11,797,454,122
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(52,944,454)
NET ASSETS — 100.0%		$11,744,509,668

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	49	06/18/2026	$16,404,337	$16,098,338	$(305,999)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,724,034,579	$2	$0 (a)	$11,724,034,581
Short-Term Investments	73,419,541	—	—	73,419,541
TOTAL INVESTMENTS	$11,797,454,120	$2	$0	$11,797,454,122
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(305,999)	$—	$—	$(305,999)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(305,999)	$—	$—	$(305,999)

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	52,298	$5,561,369	$627,295	$253,462	$98,899	$961,503	55,275	$6,995,604	$130,008
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,895,807	5,895,807	155,725,671	148,852,712	—	—	12,768,766	12,768,766	406,293
State Street Navigator Securities Lending Portfolio II	64,979,135	64,979,135	499,097,678	503,426,038	—	—	60,650,775	60,650,775	135,954
Total		$76,436,311	$655,450,644	$652,532,212	$98,899	$961,503		$80,415,145	$672,255
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
General Dynamics Corp.	120	$41,187
Huntington Ingalls Industries, Inc.	16	6,078
L3Harris Technologies, Inc.	81	27,957
Lockheed Martin Corp.	86	51,978
Northrop Grumman Corp.	59	40,252
		167,452
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	54	8,968
FedEx Corp.	105	37,399
United Parcel Service, Inc. Class B	347	34,138
		80,505
AUTO COMPONENTS — 0.1%
Gentex Corp.	272	5,943
LCI Industries	25	3,075
		9,018
AUTOMOBILES — 0.0% *
Thor Industries, Inc.	58	4,634
BANKS — 8.2%
Associated Banc-Corp.	274	7,086
Atlantic Union Bankshares Corp.	223	7,970
Bank of Hawaii Corp.	66	4,900
Bank OZK	181	8,306
BankUnited, Inc.	118	5,329
Cathay General Bancorp	111	5,534
Citizens Financial Group, Inc.	695	41,679
Columbia Banking System, Inc.	499	13,688
Community Financial System, Inc.	84	4,927
Cullen/Frost Bankers, Inc.	100	13,708
CVB Financial Corp.	204	3,956
Fifth Third Bancorp	1,038	48,225
First BanCorp	261	5,575
First Financial Bancorp	158	4,405
First Financial Bankshares, Inc.	204	6,008
First Hawaiian, Inc.	200	4,928
First Horizon Corp.	837	19,050
First Interstate BancSystem, Inc. Class A	144	4,810
FNB Corp.	611	10,216
Fulton Financial Corp.	302	6,143
Glacier Bancorp, Inc.	202	9,023
Hancock Whitney Corp.	136	8,648
Home BancShares, Inc.	306	8,241
Huntington Bancshares, Inc.	2,578	40,346
Independent Bank Corp.	81	6,092
KeyCorp	1,568	31,438
M&T Bank Corp.	251	51,887
NBT Bancorp, Inc.	85	3,619
Old National Bancorp	573	12,663
Park National Corp.	23	3,759
PNC Financial Services Group, Inc.	644	134,010
Prosperity Bancshares, Inc.	156	10,480
Provident Financial Services, Inc.	216	4,571
Security Description	Shares	Value
Regions Financial Corp.	1,471	$38,422
Renasant Corp.	156	5,636
Simmons First National Corp. Class A	230	4,473
Southstate Bank Corp.	167	15,451
Truist Financial Corp.	2,232	102,605
Trustmark Corp.	97	4,088
U.S. Bancorp	2,652	137,930
United Bankshares, Inc.	223	9,237
United Community Banks, Inc.	191	6,015
Valley National Bancorp	803	9,861
WaFd, Inc.	137	4,302
Webster Financial Corp.	273	18,952
Zions Bancorp NA	249	14,347
		922,539
BEVERAGES — 1.2%
Brown-Forman Corp. Class B	103	2,723
PepsiCo, Inc.	842	130,754
		133,477
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	746	162,248
Amgen, Inc.	205	72,129
Gilead Sciences, Inc.	471	65,643
		300,020
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	54	3,561
Allegion PLC	42	6,102
Carlisle Cos., Inc.	19	6,339
Johnson Controls International PLC	326	42,690
Masco Corp.	97	5,856
Owens Corning	38	4,112
UFP Industries, Inc.	25	2,303
		70,963
CAPITAL MARKETS — 1.3%
Cohen & Steers, Inc.	44	2,752
Federated Hermes, Inc.	126	7,146
Franklin Resources, Inc.	511	12,070
Janus Henderson Group PLC	218	11,199
Jefferies Financial Group, Inc.	293	12,092
State Street Corp. (a)	504	63,786
T. Rowe Price Group, Inc.	373	33,622
Virtu Financial, Inc. Class A	128	5,629
		148,296
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	228	66,232
Ashland, Inc.	46	2,558
Avient Corp.	85	3,085
Cabot Corp.	53	3,991
CF Industries Holdings, Inc.	143	18,567
Eastman Chemical Co.	116	8,853
Mosaic Co.	301	7,675
NewMarket Corp.	9	5,769
Olin Corp.	109	3,241
PPG Industries, Inc.	223	23,834
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
RPM International, Inc.	129	$12,823
Scotts Miracle-Gro Co.	44	2,676
Westlake Corp.	31	3,621
		162,925
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	29	1,117
HNI Corp.	31	1,035
MSA Safety, Inc.	16	2,623
Waste Management, Inc.	185	42,511
		47,286
COMMUNICATIONS EQUIPMENT — 8.1%
Cisco Systems, Inc.	9,644	748,278
Motorola Solutions, Inc.	378	164,041
		912,319
CONSUMER FINANCE — 0.2%
Ally Financial, Inc.	531	20,831
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Target Corp.	264	31,997
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	495	19,676
Avery Dennison Corp.	82	14,160
Graphic Packaging Holding Co.	323	3,210
Packaging Corp. of America	91	19,312
Sealed Air Corp.	159	6,686
Silgan Holdings, Inc.	90	3,492
Sonoco Products Co.	97	5,247
		71,783
DISTRIBUTORS — 0.2%
Genuine Parts Co.	159	16,814
Pool Corp.	36	7,284
		24,098
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	172	5,459
Strategic Education, Inc.	28	2,323
		7,782
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.9%
Comcast Corp. Class A	14,088	404,467
Verizon Communications, Inc.	16,397	823,129
		1,227,596
ELECTRIC UTILITIES — 1.8%
Duke Energy Corp.	407	53,292
Edison International	204	14,929
Evergy, Inc.	116	9,503
Eversource Energy	189	13,094
Exelon Corp.	522	25,588
FirstEnergy Corp.	262	13,273
OGE Energy Corp.	105	5,036
Pinnacle West Capital Corp. (b)	61	6,146
Portland General Electric Co.	57	3,008
Southern Co.	575	55,499
		199,368
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.2%
Eaton Corp. PLC	188	$67,242
Emerson Electric Co.	256	33,541
Hubbell, Inc.	25	12,268
Rockwell Automation, Inc.	53	19,021
		132,072
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Avnet, Inc.	180	11,092
CDW Corp.	325	39,331
Corning, Inc.	1,710	232,509
Vishay Intertechnology, Inc.	220	3,960
		286,892
FINANCIAL SERVICES — 0.3%
HA Sustainable Infrastructure Capital, Inc. (b)	205	7,534
Radian Group, Inc.	258	8,534
Voya Financial, Inc.	169	11,546
Walker & Dunlop, Inc.	57	2,530
Western Union Co. (b)	566	4,941
		35,085
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	257	18,681
Campbell's Co. (b)	132	2,940
Conagra Brands, Inc.	301	4,732
Flowers Foods, Inc.	132	1,076
General Mills, Inc.	355	13,213
Hormel Foods Corp.	178	4,032
J.M. Smucker Co.	64	6,172
Lamb Weston Holdings, Inc.	83	3,508
Mondelez International, Inc. Class A	763	43,979
Tyson Foods, Inc. Class A	174	11,148
		109,481
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	52	2,856
ONE Gas, Inc.	31	2,670
Spire, Inc.	31	2,807
UGI Corp.	113	4,115
		12,448
GROUND TRANSPORTATION — 1.4%
CSX Corp.	950	38,997
Knight-Swift Transportation Holdings, Inc.	75	4,319
Norfolk Southern Corp.	115	33,005
Ryder System, Inc.	20	4,094
Union Pacific Corp.	308	74,727
Werner Enterprises, Inc.	27	794
		155,936
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Abbott Laboratories	721	74,025
Becton Dickinson & Co.	108	16,981
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	491	$42,545
		133,551
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cigna Group	107	28,542
CVS Health Corp.	494	35,479
Elevance Health, Inc.	84	24,591
Quest Diagnostics, Inc.	42	8,231
UnitedHealth Group, Inc.	344	93,083
		189,926
HEALTH CARE REITs — 0.1%
Omega Healthcare Investors, Inc. REIT	275	12,050
HOTELS, RESTAURANTS & LEISURE — 3.5%
McDonald's Corp.	902	280,332
Starbucks Corp.	1,257	112,615
		392,947
HOUSEHOLD PRODUCTS — 0.2%
Clorox Co.	70	7,254
Kimberly-Clark Corp.	211	20,355
		27,609
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
AES Corp.	383	5,396
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	291	65,775
INDUSTRIAL REITs — 0.1%
Rexford Industrial Realty, Inc. REIT	212	6,939
INSURANCE — 2.6%
American Financial Group, Inc.	128	16,347
Everest Group Ltd.	78	25,494
Fidelity National Financial, Inc.	457	21,196
First American Financial Corp.	175	10,551
Kemper Corp.	109	3,331
Lincoln National Corp.	325	11,537
MetLife, Inc.	1,012	71,569
Old Republic International Corp.	427	17,037
Principal Financial Group, Inc.	343	30,908
Prudential Financial, Inc.	640	62,522
Unum Group	276	20,156
		290,648
IT SERVICES — 7.7%
Accenture PLC Class A	1,388	275,226
Cognizant Technology Solutions Corp. Class A	1,116	68,467
International Business Machines Corp.	2,179	528,168
		871,861
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	70	5,093
Polaris, Inc.	61	3,325
		8,418
Security Description	Shares	Value
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	157	$14,695
MACHINERY — 1.7%
Cummins, Inc.	62	33,357
Deere & Co.	114	64,216
Donaldson Co., Inc.	52	4,413
Graco, Inc.	80	6,772
IDEX Corp.	34	6,445
Illinois Tool Works, Inc.	129	33,577
Kennametal, Inc.	32	1,156
Lincoln Electric Holdings, Inc.	26	6,476
Nordson Corp.	24	6,386
Oshkosh Corp.	26	3,828
Snap-on, Inc.	25	9,081
Stanley Black & Decker, Inc.	71	5,045
Timken Co.	29	2,917
Toro Co.	44	4,111
Trinity Industries, Inc.	40	1,287
		189,067
MEDIA — 0.8%
Omnicom Group, Inc.	1,228	92,481
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Starwood Property Trust, Inc. REIT	605	10,418
MULTI-UTILITIES — 0.5%
Avista Corp.	41	1,646
Black Hills Corp.	38	2,637
Consolidated Edison, Inc.	184	20,825
DTE Energy Co.	104	15,207
Northwestern Energy Group, Inc.	31	2,044
WEC Energy Group, Inc.	167	19,334
		61,693
OFFICE REITs — 0.1%
Cousins Properties, Inc. REIT	153	3,453
Highwoods Properties, Inc. REIT	98	2,098
Kilroy Realty Corp. REIT (b)	104	2,934
		8,485
OIL, GAS & CONSUMABLE FUELS — 3.7%
Chevron Corp.	477	98,691
ConocoPhillips	328	43,296
Coterra Energy, Inc.	207	7,274
EOG Resources, Inc.	145	20,963
Exxon Mobil Corp.	1,048	177,804
Kinder Morgan, Inc.	519	17,402
ONEOK, Inc.	168	15,185
Phillips 66 Co.	101	18,400
Williams Cos., Inc.	320	23,290
		422,305
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	1,197	20,636
PHARMACEUTICALS — 4.2%
Bristol-Myers Squibb Co.	805	48,823
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	914	$223,418
Merck & Co., Inc.	939	112,952
Perrigo Co. PLC	51	548
Pfizer, Inc.	2,184	61,327
Zoetis, Inc.	177	20,923
		467,991
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	208	42,261
Booz Allen Hamilton Holding Corp.	55	4,292
Broadridge Financial Solutions, Inc.	65	10,561
Exponent, Inc.	24	1,566
Genpact Ltd.	84	3,129
KBR, Inc.	59	2,175
Korn Ferry	26	1,637
Maximus, Inc.	26	1,666
Paychex, Inc.	174	16,029
Robert Half, Inc.	49	1,245
Science Applications International Corp.	22	2,088
		86,649
RESIDENTIAL REITs — 0.4%
Equity Residential REIT	334	19,756
Mid-America Apartment Communities, Inc. REIT	113	13,800
UDR, Inc. REIT	275	9,289
		42,845
RETAIL REITs — 0.6%
Federal Realty Investment Trust REIT	72	7,647
NNN REIT, Inc.	165	6,935
Realty Income Corp. REIT	787	48,149
		62,731
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.2%
Analog Devices, Inc.	1,024	325,775
Kulicke & Soffa Industries, Inc.	94	6,178
Microchip Technology, Inc.	1,058	68,357
NXP Semiconductors NV	547	107,683
Power Integrations, Inc.	101	5,171
QUALCOMM, Inc.	2,743	353,244
Skyworks Solutions, Inc.	377	20,188
Texas Instruments, Inc.	1,898	368,478
Universal Display Corp.	103	9,441
		1,264,515
SOFTWARE — 0.3%
Dolby Laboratories, Inc. Class A	148	8,889
Gen Digital, Inc.	1,418	26,701
		35,590
SPECIALIZED REITs — 0.9%
CubeSmart REIT	198	7,257
Extra Space Storage, Inc. REIT	178	23,341
Four Corners Property Trust, Inc. REIT	93	2,200
Millrose Properties, Inc. REIT	139	3,892
National Storage Affiliates Trust REIT	56	2,113
Security Description	Shares	Value
Public Storage REIT	133	$36,027
VICI Properties, Inc. REIT	993	27,129
		101,959
SPECIALTY RETAIL — 4.9%
Best Buy Co., Inc.	249	15,986
Dick's Sporting Goods, Inc.	78	15,466
Home Depot, Inc.	1,128	370,988
Lowe's Cos., Inc.	618	146,021
		548,461
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Hewlett Packard Enterprise Co.	3,530	84,049
HP, Inc.	2,496	47,948
NetApp, Inc.	515	52,731
		184,728
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	1,467	77,487
TOBACCO — 1.9%
Altria Group, Inc.	998	65,858
Philip Morris International, Inc.	931	153,932
		219,790
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	54	3,507
Fastenal Co.	531	24,638
GATX Corp.	17	2,902
MSC Industrial Direct Co., Inc. Class A	23	2,122
Rush Enterprises, Inc. Class A	26	1,719
Watsco, Inc.	16	5,821
		40,709
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	148	5,960
TOTAL COMMON STOCKS (Cost $10,751,170)		11,239,118
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	17,705	17,705
State Street Navigator Securities Lending Portfolio II (a) (e)	22,512	22,512
TOTAL SHORT-TERM INVESTMENTS (Cost $40,217)		40,217
TOTAL INVESTMENTS — 100.2% (Cost $10,791,387)		11,279,335
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(19,489)
NET ASSETS — 100.0%		$11,259,846

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,239,118	$—	$—	$11,239,118
Short-Term Investments	40,217	—	—	40,217
TOTAL INVESTMENTS	$11,279,335	$—	$—	$11,279,335
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	302	$32,115	$37,739	$10,983	$2,593	$2,322	504	$63,786	$684
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,991	9,991	417,270	409,556	—	—	17,705	17,705	648
State Street Navigator Securities Lending Portfolio II	16,599	16,599	1,285,198	1,279,285	—	—	22,512	22,512	39
Total		$58,705	$1,740,207	$1,699,824	$2,593	$2,322		$104,003	$1,371
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
BWX Technologies, Inc.	4,045	$827,162
Curtiss-Wright Corp.	1,400	953,568
General Dynamics Corp.	7,586	2,603,667
Hexcel Corp.	4,933	399,228
Huntington Ingalls Industries, Inc.	2,088	793,231
L3Harris Technologies, Inc.	4,002	1,381,290
Northrop Grumman Corp.	3,043	2,076,057
Textron, Inc.	11,297	989,165
Woodward, Inc.	2,723	974,616
		10,997,984
AIR FREIGHT & LOGISTICS — 1.9%
CH Robinson Worldwide, Inc.	13,297	2,208,233
Expeditors International of Washington, Inc.	21,230	3,040,773
FedEx Corp.	5,906	2,103,599
United Parcel Service, Inc. Class B	24,038	2,364,858
		9,717,463
AIRLINES — 0.0% *
Alaska Air Group, Inc. (a) (b)	4,002	147,194
AUTO COMPONENTS — 1.0%
Aptiv PLC (a)	16,209	1,125,553
BorgWarner, Inc.	38,375	2,082,228
Gentex Corp.	39,620	865,697
Lear Corp.	9,418	1,140,331
		5,213,809
AUTOMOBILES — 0.0% *
Harley-Davidson, Inc. (b)	4,016	81,203
Thor Industries, Inc. (b)	2,277	181,910
		263,113
BANKS — 0.2%
Bank OZK	4,276	196,226
BOK Financial Corp.	1,056	135,231
Commerce Bancshares, Inc.	5,486	269,911
FNB Corp.	13,166	220,135
Prosperity Bancshares, Inc.	3,932	264,152
		1,085,655
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	424	97,690
Brown-Forman Corp. Class A (b)	2,924	78,334
Brown-Forman Corp. Class B	9,881	261,254
Coca-Cola Consolidated, Inc.	2,711	519,807
Constellation Brands, Inc. Class A	5,831	874,650
Keurig Dr. Pepper, Inc.	26,551	699,088
Molson Coors Beverage Co. Class B	22,339	961,917
Monster Beverage Corp. (a)	14,057	1,018,570
		4,511,310
BIOTECHNOLOGY — 2.4%
BioMarin Pharmaceutical, Inc. (a)	12,623	713,073
Exelixis, Inc. (a)	18,529	794,709
Security Description	Shares	Value
Incyte Corp. (a)	12,041	$1,133,299
Neurocrine Biosciences, Inc. (a)	6,382	840,765
Regeneron Pharmaceuticals, Inc.	6,397	4,942,578
United Therapeutics Corp. (a)	6,455	3,827,686
		12,252,110
BROADLINE RETAIL — 0.6%
eBay, Inc.	32,914	2,995,832
BUILDING PRODUCTS — 1.6%
A.O. Smith Corp.	19,926	1,313,920
AAON, Inc. (b)	1,598	132,235
Allegion PLC	6,442	935,958
Armstrong World Industries, Inc.	2,807	462,594
Builders FirstSource, Inc. (a)	2,711	223,197
Carlisle Cos., Inc.	4,462	1,488,612
Fortune Brands Innovations, Inc.	9,137	356,069
Lennox International, Inc.	1,471	682,735
Masco Corp.	29,796	1,798,785
Owens Corning	3,472	375,740
Simpson Manufacturing Co., Inc.	3,873	664,684
		8,434,529
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	3,913	1,082,727
Cboe Global Markets, Inc.	10,204	2,868,038
Evercore, Inc. Class A	3,525	1,052,248
FactSet Research Systems, Inc.	4,432	961,700
Hamilton Lane, Inc. Class A	3,447	342,632
Houlihan Lokey, Inc.	8,042	1,154,992
Invesco Ltd.	17,803	432,435
Janus Henderson Group PLC	17,142	880,584
Lazard, Inc.	12,216	518,936
MarketAxess Holdings, Inc.	2,735	451,220
Morningstar, Inc.	1,976	334,043
SEI Investments Co.	18,197	1,427,919
Stifel Financial Corp.	4,819	356,220
T. Rowe Price Group, Inc.	38,422	3,463,359
Tradeweb Markets, Inc. Class A	6,464	760,554
		16,087,607
CHEMICALS — 2.8%
Ashland, Inc.	8,341	463,843
Axalta Coating Systems Ltd. (a)	15,220	421,594
CF Industries Holdings, Inc.	16,149	2,096,786
Dow, Inc.	45,162	1,880,997
DuPont de Nemours, Inc.	10,654	487,953
Eastman Chemical Co.	20,079	1,532,429
Element Solutions, Inc.	21,252	725,543
FMC Corp.	8,440	145,337
Huntsman Corp.	12,382	164,805
International Flavors & Fragrances, Inc.	8,906	646,130
LyondellBasell Industries NV Class A	32,419	2,611,675
NewMarket Corp.	536	343,549
PPG Industries, Inc.	8,689	928,681
RPM International, Inc.	13,640	1,355,816
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Westlake Corp. (b)	3,252	$379,899
		14,185,037
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Clean Harbors, Inc. (a)	3,100	888,863
MSA Safety, Inc.	4,139	678,589
Rollins, Inc.	14,665	783,257
Tetra Tech, Inc.	13,343	401,891
Veralto Corp.	8,004	707,714
		3,460,314
COMMUNICATIONS EQUIPMENT — 0.4%
F5, Inc. (a)	7,430	2,149,722
CONSTRUCTION & ENGINEERING — 1.0%
AECOM	13,326	1,130,311
EMCOR Group, Inc.	3,241	2,392,863
Everus Construction Group, Inc. (a)	2,740	323,484
Valmont Industries, Inc.	2,512	1,003,720
WillScot Holdings Corp. (b)	4,110	71,350
		4,921,728
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,272	430,430
CONSUMER FINANCE — 0.2%
Synchrony Financial	18,642	1,268,029
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Albertsons Cos., Inc. Class A	41,187	701,826
BJ's Wholesale Club Holdings, Inc. (a)	18,157	1,787,012
Casey's General Stores, Inc.	1,630	1,186,412
Dollar General Corp.	24,393	2,896,181
Kroger Co.	26,218	1,897,134
Sprouts Farmers Market, Inc. (a)	3,155	243,345
Sysco Corp.	16,702	1,191,354
Target Corp.	16,594	2,011,193
U.S. Foods Holding Corp. (a)	14,969	1,380,292
		13,294,749
CONTAINERS & PACKAGING — 1.7%
Amcor PLC	22,530	895,567
AptarGroup, Inc.	8,073	1,017,359
Avery Dennison Corp.	11,240	1,940,923
Crown Holdings, Inc.	7,748	776,737
Graphic Packaging Holding Co.	29,860	296,808
International Paper Co.	25,781	920,382
Packaging Corp. of America	8,636	1,832,732
Sealed Air Corp.	12,890	542,025
Silgan Holdings, Inc.	6,949	269,621
Sonoco Products Co.	2,550	137,930
		8,630,084
DISTRIBUTORS — 0.7%
Genuine Parts Co.	13,175	1,393,256
LKQ Corp.	45,382	1,332,869
Pool Corp.	3,748	758,333
		3,484,458
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	2,420	$198,755
Grand Canyon Education, Inc. (a)	4,251	722,797
H&R Block, Inc.	23,237	737,542
Service Corp. International	11,339	935,581
		2,594,675
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	12,860	873,966
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc.	5,963	165,414
Liberty Global Ltd. Class A (a)	29,988	362,555
Liberty Global Ltd. Class C (a)	24,561	288,100
		816,069
ELECTRIC UTILITIES — 5.0%
Alliant Energy Corp.	17,629	1,265,057
American Electric Power Co., Inc.	18,687	2,449,492
Edison International	43,633	3,193,063
Entergy Corp.	18,871	2,120,346
Evergy, Inc.	25,996	2,129,592
Eversource Energy	16,776	1,162,241
Exelon Corp.	43,844	2,149,233
FirstEnergy Corp.	24,716	1,252,113
IDACORP, Inc. (b)	6,728	961,902
NRG Energy, Inc.	5,229	764,166
OGE Energy Corp.	25,922	1,243,219
PG&E Corp.	96,294	1,691,886
Pinnacle West Capital Corp. (b)	16,410	1,653,307
PPL Corp.	41,707	1,593,207
Xcel Energy, Inc.	22,520	1,788,989
		25,417,813
ELECTRICAL EQUIPMENT — 0.8%
Acuity, Inc.	2,148	601,913
AMETEK, Inc.	8,729	1,871,148
Hubbell, Inc.	3,152	1,546,812
Sensata Technologies Holding PLC	7,231	254,676
		4,274,549
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Arrow Electronics, Inc. (a)	4,127	591,853
Avnet, Inc.	6,787	418,215
Cognex Corp.	4,298	210,559
Crane NXT Co. (b)	2,737	111,095
Flex Ltd. (a)	38,722	2,534,742
Jabil, Inc.	13,118	3,484,534
Littelfuse, Inc.	1,389	471,357
Ralliant Corp.	4,363	181,457
TD SYNNEX Corp.	13,397	2,260,208
Teledyne Technologies, Inc. (a)	2,054	1,242,691
Vontier Corp.	9,626	341,434
Zebra Technologies Corp. Class A (a)	1,197	250,269
		12,098,414
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	16,614	$3,387,096
Madison Square Garden Sports Corp. (a)	1,391	447,068
		3,834,164
FINANCIAL SERVICES — 1.0%
Corpay, Inc. (a)	2,480	721,655
Euronet Worldwide, Inc. (a)	4,282	284,196
Global Payments, Inc.	13,309	895,696
Jack Henry & Associates, Inc.	6,753	1,067,244
MGIC Investment Corp.	41,049	1,077,536
Voya Financial, Inc.	4,748	324,384
Western Union Co. (b)	57,296	500,194
WEX, Inc. (a)	883	135,134
		5,006,039
FOOD PRODUCTS — 3.5%
Archer-Daniels-Midland Co.	30,128	2,190,004
Bunge Global SA	10,188	1,295,914
Campbell's Co. (b)	10,528	234,459
Conagra Brands, Inc.	72,732	1,143,347
Flowers Foods, Inc.	32,427	264,280
General Mills, Inc.	51,696	1,924,125
Hershey Co.	15,126	3,144,544
Hormel Foods Corp.	29,021	657,326
Ingredion, Inc.	11,155	1,256,722
J.M. Smucker Co.	2,950	284,498
Kraft Heinz Co.	54,598	1,227,909
Lamb Weston Holdings, Inc.	8,849	373,959
McCormick & Co., Inc.	11,655	587,878
Pilgrim's Pride Corp.	5,725	216,176
Post Holdings, Inc. (a)	8,944	884,204
Seaboard Corp.	39	220,507
Smithfield Foods, Inc.	3,185	89,084
Tyson Foods, Inc. Class A	29,840	1,911,849
		17,906,785
GAS UTILITIES — 0.7%
Atmos Energy Corp.	8,150	1,505,468
MDU Resources Group, Inc.	16,163	334,897
National Fuel Gas Co.	12,390	1,164,165
UGI Corp.	16,522	601,731
		3,606,261
GROUND TRANSPORTATION — 1.6%
CSX Corp.	43,275	1,776,439
JB Hunt Transport Services, Inc.	11,742	2,488,130
Knight-Swift Transportation Holdings, Inc.	13,085	753,434
Landstar System, Inc.	6,123	981,578
Old Dominion Freight Line, Inc.	4,168	814,427
Ryder System, Inc.	3,855	789,157
Schneider National, Inc. Class B	8,959	236,159
U-Haul Holding Co. (a) (b) (c)	934	44,627
U-Haul Holding Co. (c)	4,177	186,587
		8,070,538
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Cooper Cos., Inc. (a)	9,568	$684,112
Dentsply Sirona, Inc.	10,629	123,296
GE HealthCare Technologies, Inc.	15,395	1,095,816
Globus Medical, Inc. Class A (a)	8,758	754,589
Hologic, Inc. (a)	28,267	2,136,703
ResMed, Inc.	5,111	1,147,317
Solventum Corp. (a)	9,710	634,063
STERIS PLC	6,520	1,441,768
Teleflex, Inc.	4,941	590,993
Zimmer Biomet Holdings, Inc.	16,850	1,523,577
		10,132,234
HEALTH CARE PROVIDERS & SERVICES — 7.3%
Cardinal Health, Inc.	42,290	8,936,300
Cencora, Inc.	16,086	5,053,256
Centene Corp. (a)	38,518	1,261,079
Chemed Corp.	2,523	953,038
Cigna Group	14,377	3,835,065
DaVita, Inc. (a)	4,532	696,523
Encompass Health Corp.	10,412	1,007,153
Henry Schein, Inc. (a)	19,154	1,411,650
Humana, Inc.	18,571	3,220,026
Labcorp Holdings, Inc.	7,967	2,125,675
McKesson Corp.	5,556	4,807,940
Molina Healthcare, Inc. (a)	6,574	876,314
Quest Diagnostics, Inc.	7,351	1,440,649
Universal Health Services, Inc. Class B	8,973	1,605,898
		37,230,566
HEALTH CARE REITs — 0.2%
Omega Healthcare Investors, Inc. REIT	20,063	879,161
HOTEL & RESORT REITs — 0.3%
Host Hotels & Resorts, Inc. REIT	69,590	1,333,344
HOTELS, RESTAURANTS & LEISURE — 2.4%
Aramark	31,042	1,258,443
Boyd Gaming Corp.	8,351	686,285
Choice Hotels International, Inc. (b)	3,202	331,407
Churchill Downs, Inc.	4,087	367,135
Darden Restaurants, Inc.	9,027	1,769,653
Domino's Pizza, Inc.	2,763	991,337
Hyatt Hotels Corp. Class A (b)	2,448	351,998
MGM Resorts International (a)	9,908	366,695
Restaurant Brands International, Inc. (b)	17,917	1,324,066
Texas Roadhouse, Inc.	8,645	1,427,635
Travel & Leisure Co.	4,488	310,525
Vail Resorts, Inc. (b)	3,131	401,770
Wendy's Co. (b)	28,377	197,220
Wyndham Hotels & Resorts, Inc.	4,985	404,932
Yum! Brands, Inc.	14,871	2,312,143
		12,501,244
HOUSEHOLD DURABLES — 2.8%
DR Horton, Inc.	14,067	1,930,274
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Garmin Ltd.	6,630	$1,538,226
Lennar Corp. Class A	19,608	1,702,759
Lennar Corp. Class B (b)	839	70,577
Mohawk Industries, Inc. (a)	2,113	208,046
NVR, Inc. (a)	497	3,275,146
PulteGroup, Inc.	29,176	3,431,389
Toll Brothers, Inc.	12,090	1,649,922
TopBuild Corp. (a)	1,268	445,448
		14,251,787
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	13,173	1,229,304
Clorox Co.	4,105	425,401
Colgate-Palmolive Co.	22,065	1,880,600
Kimberly-Clark Corp.	18,101	1,746,204
Reynolds Consumer Products, Inc.	9,476	200,702
		5,482,211
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	34,036	479,567
Brookfield Renewable Corp. (b)	10,335	411,643
Clearway Energy, Inc. Class A	3,093	121,153
Clearway Energy, Inc. Class C	6,249	245,523
Talen Energy Corp. (a)	2,471	788,818
		2,046,704
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	3,568	660,401
First Industrial Realty Trust, Inc. REIT	15,718	909,287
STAG Industrial, Inc. REIT	10,454	376,971
		1,946,659
INSURANCE — 7.9%
Aflac, Inc.	19,682	2,159,312
Allstate Corp.	14,686	3,044,995
American Financial Group, Inc.	7,117	908,912
Arch Capital Group Ltd. (a)	51,955	4,987,161
Assurant, Inc.	4,743	1,033,073
Assured Guaranty Ltd.	2,079	169,397
Axis Capital Holdings Ltd.	13,283	1,347,029
Brown & Brown, Inc.	11,885	775,021
Cincinnati Financial Corp.	20,895	3,287,828
CNA Financial Corp.	1,604	73,656
Everest Group Ltd.	4,342	1,419,183
Fidelity National Financial, Inc.	13,656	633,365
First American Financial Corp.	4,690	282,760
Globe Life, Inc.	8,146	1,133,679
Hanover Insurance Group, Inc.	5,187	899,167
Hartford Insurance Group, Inc.	19,623	2,653,618
Kemper Corp.	4,344	132,753
Kinsale Capital Group, Inc. (b)	719	245,654
Loews Corp.	11,357	1,212,246
Markel Group, Inc. (a)	1,457	2,788,800
Old Republic International Corp.	35,228	1,405,597
Primerica, Inc.	1,877	470,151
Reinsurance Group of America, Inc.	2,534	517,341
Security Description	Shares	Value
RenaissanceRe Holdings Ltd.	7,158	$2,127,572
RLI Corp.	14,437	823,487
Travelers Cos., Inc.	9,762	2,847,380
Unum Group	11,247	821,368
W.R. Berkley Corp.	25,558	1,693,984
White Mountains Insurance Group Ltd.	280	615,149
		40,509,638
IT SERVICES — 2.2%
Akamai Technologies, Inc. (a)	23,609	2,711,494
Amdocs Ltd.	19,306	1,259,909
Cognizant Technology Solutions Corp. Class A	64,126	3,934,130
Gartner, Inc. (a)	4,922	779,349
VeriSign, Inc.	9,852	2,446,843
		11,131,725
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	2,557	186,048
Mattel, Inc. (a)	48,527	705,097
		891,145
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	6,826	638,914
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	13,179	1,502,143
Avantor, Inc. (a)	43,156	338,343
Bio-Techne Corp.	6,582	343,975
IQVIA Holdings, Inc. (a)	10,944	1,866,390
Mettler-Toledo International, Inc. (a)	822	1,036,707
Qiagen NV	18,533	742,061
Revvity, Inc.	5,633	493,507
Waters Corp. (a)	1,934	575,945
West Pharmaceutical Services, Inc.	3,491	874,984
		7,774,055
MACHINERY — 6.0%
Allison Transmission Holdings, Inc.	9,766	1,143,208
Crane Co.	2,331	398,601
Cummins, Inc.	5,606	3,016,140
Donaldson Co., Inc.	20,866	1,770,897
Dover Corp.	9,414	1,962,348
Esab Corp.	1,483	143,347
Flowserve Corp.	8,464	622,189
Fortive Corp.	13,446	743,295
Gates Industrial Corp. PLC (a)	11,883	268,675
Graco, Inc.	12,708	1,075,732
IDEX Corp.	3,722	705,505
Illinois Tool Works, Inc.	7,576	1,971,957
ITT, Inc.	6,125	1,166,996
Lincoln Electric Holdings, Inc.	4,068	1,013,257
Middleby Corp. (a)	1,740	230,689
Mueller Industries, Inc.	15,358	1,701,666
Nordson Corp.	2,068	550,212
Oshkosh Corp.	10,208	1,502,720
Otis Worldwide Corp.	12,765	983,926
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
PACCAR, Inc.	15,283	$1,765,187
Pentair PLC	8,418	733,292
Snap-on, Inc.	6,856	2,490,236
Stanley Black & Decker, Inc.	5,652	401,631
Timken Co.	6,221	625,646
Toro Co.	15,006	1,402,161
Westinghouse Air Brake Technologies Corp.	5,671	1,417,240
Xylem, Inc.	8,740	1,044,430
		30,851,183
MARINE — 0.2%
Kirby Corp. (a)	6,743	896,010
MEDIA — 1.6%
Fox Corp. Class A	11,852	692,157
Fox Corp. Class B	8,140	432,234
New York Times Co. Class A	17,432	1,459,581
News Corp. Class A	20,871	520,314
News Corp. Class B	5,075	144,688
Nexstar Media Group, Inc.	4,282	774,314
Omnicom Group, Inc.	52,221	3,932,764
		7,956,052
METALS & MINING — 1.0%
Reliance, Inc.	9,272	2,817,946
Royal Gold, Inc.	5,561	1,415,219
Steel Dynamics, Inc.	5,414	974,520
		5,207,685
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
AGNC Investment Corp. REIT (b)	30,994	310,870
Annaly Capital Management, Inc. REIT	34,849	737,056
Rithm Capital Corp. REIT (b)	22,320	211,594
		1,259,520
MULTI-UTILITIES — 2.8%
Ameren Corp.	16,651	1,830,278
CenterPoint Energy, Inc.	30,439	1,313,747
CMS Energy Corp.	23,220	1,801,408
Consolidated Edison, Inc.	16,804	1,901,877
Dominion Energy, Inc.	23,852	1,474,531
DTE Energy Co.	14,481	2,117,412
NiSource, Inc.	23,505	1,096,743
Public Service Enterprise Group, Inc.	13,310	1,077,444
WEC Energy Group, Inc.	14,024	1,623,558
		14,236,998
OFFICE REITs — 0.0% *
Highwoods Properties, Inc. REIT	4,337	92,855
Kilroy Realty Corp. REIT (b)	3,989	112,530
		205,385
OIL, GAS & CONSUMABLE FUELS — 1.4%
Antero Midstream Corp.	16,830	383,724
Coterra Energy, Inc.	50,955	1,790,559
Security Description	Shares	Value
EOG Resources, Inc.	17,969	$2,597,778
Marathon Petroleum Corp.	9,651	2,356,581
		7,128,642
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	2,303	167,543
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	5,140	82,702
Estee Lauder Cos., Inc. Class A	10,614	761,767
		844,469
PHARMACEUTICALS — 1.2%
Jazz Pharmaceuticals PLC (a)	10,047	1,899,386
Perrigo Co. PLC	6,174	66,309
Royalty Pharma PLC Class A	59,690	2,863,329
Viatris, Inc.	84,069	1,135,772
		5,964,796
PROFESSIONAL SERVICES — 3.4%
Booz Allen Hamilton Holding Corp.	15,693	1,224,525
Broadridge Financial Solutions, Inc.	8,207	1,333,473
CACI International, Inc. Class A (a)	3,808	2,071,057
Concentrix Corp. (b)	4,339	118,715
ExlService Holdings, Inc. (a)	11,452	348,713
FTI Consulting, Inc. (a)	5,887	1,040,645
Genpact Ltd.	26,882	1,001,355
Jacobs Solutions, Inc.	14,338	1,824,941
KBR, Inc.	10,958	403,912
Leidos Holdings, Inc.	22,302	3,468,407
ManpowerGroup, Inc.	6,932	204,217
Parsons Corp. (a)	9,188	497,714
Paychex, Inc.	7,820	720,378
Robert Half, Inc.	17,151	435,635
Science Applications International Corp.	8,204	778,724
SS&C Technologies Holdings, Inc.	14,678	991,792
Verisk Analytics, Inc.	3,631	688,982
		17,153,185
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Howard Hughes Holdings, Inc. (a)	1,346	85,148
Jones Lang LaSalle, Inc. (a)	2,443	743,454
		828,602
RESIDENTIAL REITs — 1.1%
American Homes 4 Rent Class A REIT	14,498	404,784
AvalonBay Communities, Inc. REIT	6,438	1,051,647
Equity LifeStyle Properties, Inc. REIT	19,687	1,228,863
Equity Residential REIT	18,383	1,087,355
Essex Property Trust, Inc. REIT	4,409	1,066,978
Mid-America Apartment Communities, Inc. REIT	6,370	777,904
		5,617,531
RETAIL REITs — 0.5%
Agree Realty Corp. REIT (b)	4,076	307,249
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	18,342	$528,250
Federal Realty Investment Trust REIT	4,506	478,582
NNN REIT, Inc.	20,519	862,414
Regency Centers Corp. REIT	6,958	526,442
		2,702,937
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Cirrus Logic, Inc. (a)	9,287	1,343,086
Qnity Electronics, Inc.	5,327	614,629
Skyworks Solutions, Inc.	26,877	1,439,264
		3,396,979
SOFTWARE — 0.5%
Dolby Laboratories, Inc. Class A	10,728	644,324
Dropbox, Inc. Class A (a)	35,703	811,172
Manhattan Associates, Inc. (a)	3,702	492,810
Trimble, Inc. (a)	10,903	711,203
		2,659,509
SPECIALIZED REITs — 1.9%
CubeSmart REIT	25,774	944,617
Gaming & Leisure Properties, Inc. REIT	45,470	2,017,504
Lamar Advertising Co. Class A REIT	7,026	889,913
National Storage Affiliates Trust REIT	3,953	149,186
Public Storage REIT	6,875	1,862,300
Rayonier, Inc. REIT	28,466	586,969
SBA Communications Corp. REIT	5,471	941,614
VICI Properties, Inc. REIT	83,495	2,281,083
		9,673,186
SPECIALTY RETAIL — 2.6%
AutoZone, Inc. (a)	560	1,891,557
Best Buy Co., Inc.	29,527	1,895,633
Dick's Sporting Goods, Inc.	1,852	367,233
Floor & Decor Holdings, Inc. Class A (a)	3,410	173,228
Murphy USA, Inc.	2,154	1,064,011
Penske Automotive Group, Inc.	1,477	220,841
Ross Stores, Inc.	14,675	3,179,045
Tractor Supply Co.	46,195	2,092,634
Ulta Beauty, Inc. (a)	3,353	1,752,647
Valvoline, Inc. (a)	14,909	502,135
		13,138,964
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Hewlett Packard Enterprise Co.	95,022	2,262,474
HP, Inc.	88,152	1,693,400
NetApp, Inc.	27,315	2,796,783
		6,752,657
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Columbia Sportswear Co.	4,517	247,577
Deckers Outdoor Corp. (a)	5,302	530,677
NIKE, Inc. Class B	40,901	2,160,391
Security Description	Shares	Value
Ralph Lauren Corp.	3,140	$1,080,128
		4,018,773
TOBACCO — 0.7%
Altria Group, Inc.	51,168	3,376,576
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	2,837	184,235
Applied Industrial Technologies, Inc.	2,451	650,299
Fastenal Co.	46,368	2,151,475
Ferguson Enterprises, Inc.	5,621	1,311,154
MSC Industrial Direct Co., Inc. Class A	7,653	706,142
SiteOne Landscape Supply, Inc. (a)	2,260	300,829
Watsco, Inc. (b)	1,859	676,286
WW Grainger, Inc.	1,412	1,540,224
		7,520,644
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	7,311	994,954
Essential Utilities, Inc.	21,750	875,872
		1,870,826
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Millicom International Cellular SA	8,742	655,125
TOTAL COMMON STOCKS (Cost $453,644,409)		508,863,594
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	551,994	551,994
State Street Navigator Securities Lending Portfolio II (f) (g)	6,822,507	6,822,507
TOTAL SHORT-TERM INVESTMENTS (Cost $7,374,501)		7,374,501
TOTAL INVESTMENTS — 101.2% (Cost $461,018,910)		516,238,095
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(6,094,678)
NET ASSETS — 100.0%		$510,143,417

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	5	06/18/2026	$919,592	$897,450	$(22,142)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$508,863,594	$—	$—	$508,863,594
Short-Term Investments	7,374,501	—	—	7,374,501
TOTAL INVESTMENTS	$516,238,095	$—	$—	$516,238,095
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(22,142)	$—	$—	$(22,142)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(22,142)	$—	$—	$(22,142)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	688,006	$688,006	$16,115,137	$16,251,149	$—	$—	551,994	$551,994	$23,245
State Street Navigator Securities Lending Portfolio II	3,080,540	3,080,540	76,531,226	72,789,259	—	—	6,822,507	6,822,507	15,034
Total		$3,768,546	$92,646,363	$89,040,408	$—	$—		$7,374,501	$38,279
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
ATI, Inc. (a)	228	$33,165
Axon Enterprise, Inc. (a)	9	3,822
BWX Technologies, Inc.	201	41,102
Carpenter Technology Corp.	139	54,787
Curtiss-Wright Corp.	68	46,316
FTAI Aviation Ltd.	32	7,840
General Dynamics Corp.	207	71,047
General Electric Co.	24	6,810
HEICO Corp.	41	11,242
HEICO Corp. Class A	54	11,399
Hexcel Corp.	274	22,175
Howmet Aerospace, Inc.	184	42,405
Huntington Ingalls Industries, Inc.	84	31,912
Karman Holdings, Inc. (a)	30	2,401
L3Harris Technologies, Inc.	138	47,631
Leonardo DRS, Inc.	181	8,058
Lockheed Martin Corp.	73	44,120
Northrop Grumman Corp.	85	57,990
Rocket Lab Corp. (a)	198	12,716
RTX Corp.	84	16,204
Textron, Inc.	407	35,637
TransDigm Group, Inc.	13	15,066
Woodward, Inc.	155	55,478
		679,323
AIR FREIGHT & LOGISTICS — 1.1%
CH Robinson Worldwide, Inc.	367	60,948
Expeditors International of Washington, Inc.	602	86,224
FedEx Corp.	175	62,331
GXO Logistics, Inc. (a)	455	23,592
United Parcel Service, Inc. Class B	434	42,697
		275,792
AIRLINES — 0.7%
Alaska Air Group, Inc. (a)	83	3,053
American Airlines Group, Inc. (a)	725	7,786
Delta Air Lines, Inc.	1,159	77,050
Southwest Airlines Co.	587	22,054
United Airlines Holdings, Inc. (a)	604	55,610
		165,553
AUTO COMPONENTS — 1.1%
Aptiv PLC (a)	1,684	116,937
BorgWarner, Inc.	1,641	89,040
Gentex Corp.	653	14,268
Lear Corp.	424	51,338
		271,583
AUTOMOBILES — 0.8%
Ford Motor Co.	5,765	66,528
General Motors Co.	1,538	114,581
Harley-Davidson, Inc.	229	4,630
Tesla, Inc. (a)	5	1,859
Security Description	Shares	Value
Thor Industries, Inc.	257	$20,532
		208,130
BANKS — 1.1%
Bank of America Corp.	72	3,510
Bank OZK	249	11,427
BOK Financial Corp.	42	5,378
Citigroup, Inc.	60	6,805
Citizens Financial Group, Inc.	269	16,132
Columbia Banking System, Inc.	234	6,419
Commerce Bancshares, Inc.	78	3,838
Cullen/Frost Bankers, Inc.	60	8,225
East West Bancorp, Inc.	155	16,548
Fifth Third Bancorp	464	21,557
First Citizens BancShares, Inc. Class A	6	11,308
First Hawaiian, Inc.	113	2,784
First Horizon Corp.	444	10,105
FNB Corp.	582	9,731
Huntington Bancshares, Inc.	592	9,265
KeyCorp	98	1,965
M&T Bank Corp.	80	16,537
NU Holdings Ltd. Class A (a)	1,420	20,405
Pinnacle Financial Partners, Inc.	71	6,116
PNC Financial Services Group, Inc.	65	13,526
Popular, Inc.	57	7,648
Prosperity Bancshares, Inc.	51	3,426
Regions Financial Corp.	494	12,903
Southstate Bank Corp.	44	4,071
Truist Financial Corp.	63	2,896
U.S. Bancorp	288	14,979
Webster Financial Corp.	145	10,066
Wells Fargo & Co.	74	5,891
Western Alliance Bancorp	25	1,771
Wintrust Financial Corp.	67	9,309
Zions Bancorp NA	156	8,989
		283,530
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	14	3,226
Brown-Forman Corp. Class B (b)	86	2,274
Celsius Holdings, Inc. (a)	472	16,747
Coca-Cola Co.	168	12,776
Coca-Cola Consolidated, Inc.	256	49,086
Constellation Brands, Inc. Class A	49	7,350
Keurig Dr. Pepper, Inc.	515	13,560
Molson Coors Beverage Co. Class B	374	16,104
Monster Beverage Corp. (a)	555	40,215
PepsiCo, Inc.	160	24,846
		186,184
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	39	8,482
Alnylam Pharmaceuticals, Inc. (a)	11	3,640
Amgen, Inc.	77	27,093
Biogen, Inc. (a)	389	71,315
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
BioMarin Pharmaceutical, Inc. (a)	281	$15,874
Exelixis, Inc. (a)	1,392	59,703
Gilead Sciences, Inc.	266	37,072
Halozyme Therapeutics, Inc. (a)	587	37,938
Incyte Corp. (a)	336	31,624
Natera, Inc. (a)	116	23,199
Neurocrine Biosciences, Inc. (a)	184	24,240
Regeneron Pharmaceuticals, Inc.	71	54,857
Revolution Medicines, Inc. (a)	39	3,793
United Therapeutics Corp. (a)	202	119,782
		518,612
BROADLINE RETAIL — 0.9%
Amazon.com, Inc. (a)	22	4,582
Coupang, Inc. (a)	1,565	29,547
Dillard's, Inc. Class A (b)	23	13,159
eBay, Inc.	1,115	101,487
Etsy, Inc. (a)	491	24,540
Macy's, Inc.	2,087	37,754
Ollie's Bargain Outlet Holdings, Inc. (a)	171	15,739
		226,808
BUILDING PRODUCTS — 1.4%
A.O. Smith Corp.	599	39,498
AAON, Inc. (b)	40	3,310
Advanced Drainage Systems, Inc.	115	15,770
Allegion PLC	267	38,793
Armstrong World Industries, Inc.	149	24,555
Builders FirstSource, Inc. (a)	122	10,044
Carlisle Cos., Inc.	126	42,036
Fortune Brands Innovations, Inc.	128	4,988
Hayward Holdings, Inc. (a)	310	4,148
Johnson Controls International PLC	505	66,130
Lennox International, Inc.	25	11,603
Masco Corp.	486	29,340
Owens Corning	39	4,221
Simpson Manufacturing Co., Inc.	99	16,990
Trane Technologies PLC	91	37,923
		349,349
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	196	54,233
Ameriprise Financial, Inc.	34	15,110
ARES Management Corp. Class A	40	4,364
Bank of New York Mellon Corp.	123	14,591
Blackrock, Inc.	12	11,541
Blackstone, Inc.	97	11,154
Brookfield Asset Management Ltd. Class A	85	3,778
Bullish (a) (b)	98	3,502
Carlyle Group, Inc.	168	8,130
Cboe Global Markets, Inc.	226	63,522
Charles Schwab Corp.	51	4,793
CME Group, Inc.	59	17,426
Coinbase Global, Inc. Class A (a)	12	2,095
Evercore, Inc. Class A	145	43,284
Security Description	Shares	Value
FactSet Research Systems, Inc.	29	$6,293
Franklin Resources, Inc.	302	7,133
Freedom Holding Corp. (a) (b)	13	1,883
Goldman Sachs Group, Inc.	9	7,614
Hamilton Lane, Inc. Class A	75	7,455
Houlihan Lokey, Inc.	162	23,266
Interactive Brokers Group, Inc. Class A	350	23,475
Intercontinental Exchange, Inc.	36	5,662
Invesco Ltd.	882	21,424
Janus Henderson Group PLC	500	25,685
KKR & Co., Inc.	14	1,295
Lazard, Inc.	432	18,351
LPL Financial Holdings, Inc.	119	35,799
MarketAxess Holdings, Inc.	64	10,559
Moody's Corp.	51	22,249
Morgan Stanley	13	2,139
Morningstar, Inc.	6	1,014
MSCI, Inc.	40	21,560
Nasdaq, Inc.	155	13,158
Northern Trust Corp.	91	12,701
Raymond James Financial, Inc.	98	14,189
Robinhood Markets, Inc. Class A (a)	131	9,078
S&P Global, Inc.	25	10,634
SEI Investments Co.	365	28,642
State Street Corp. (c)	38	4,809
Stifel Financial Corp.	115	8,501
T. Rowe Price Group, Inc.	522	47,053
Tradeweb Markets, Inc. Class A	93	10,942
Virtu Financial, Inc. Class A	78	3,430
XP, Inc. Class A	972	18,507
		682,023
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	22	6,391
Albemarle Corp.	19	3,411
Axalta Coating Systems Ltd. (a)	304	8,421
Celanese Corp.	12	789
CF Industries Holdings, Inc.	791	102,703
Corteva, Inc.	805	67,387
Dow, Inc.	234	9,746
DuPont de Nemours, Inc.	1,316	60,273
Eastman Chemical Co.	130	9,922
Ecolab, Inc.	107	28,464
Element Solutions, Inc.	443	15,124
International Flavors & Fragrances, Inc.	136	9,867
Linde PLC	40	19,830
LyondellBasell Industries NV Class A	182	14,662
Mosaic Co.	950	24,225
NewMarket Corp.	8	5,128
Olin Corp.	52	1,546
PPG Industries, Inc.	164	17,528
RPM International, Inc.	80	7,952
Scotts Miracle-Gro Co.	42	2,554
Sherwin-Williams Co.	53	16,989
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Solstice Advanced Materials, Inc.	1,156	$88,041
		520,953
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	153	25,878
Clean Harbors, Inc. (a)	71	20,358
Copart, Inc. (a)	315	10,458
MSA Safety, Inc.	72	11,804
RB Global, Inc.	185	17,732
Republic Services, Inc.	96	21,026
Rollins, Inc.	447	23,874
Tetra Tech, Inc.	388	11,687
Veralto Corp.	159	14,059
Waste Management, Inc.	91	20,911
		177,787
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	96	11,787
Ciena Corp. (a)	81	31,447
Cisco Systems, Inc.	327	25,372
F5, Inc. (a)	271	78,408
Lumentum Holdings, Inc. (a)	40	28,110
Motorola Solutions, Inc.	31	13,453
Ubiquiti, Inc.	13	10,274
		198,851
CONSTRUCTION & ENGINEERING — 1.6%
AECOM	240	20,357
API Group Corp. (a)	261	10,576
Comfort Systems USA, Inc.	65	89,634
EMCOR Group, Inc.	151	111,485
Everus Construction Group, Inc. (a)	171	20,188
MasTec, Inc. (a)	244	78,505
Quanta Services, Inc.	59	32,392
Valmont Industries, Inc.	134	53,542
		416,679
CONSTRUCTION MATERIALS — 0.3%
CRH PLC	241	25,334
Eagle Materials, Inc.	56	10,609
Martin Marietta Materials, Inc.	31	18,249
Vulcan Materials Co.	36	9,803
		63,995
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	295	11,573
American Express Co.	36	10,889
Capital One Financial Corp.	149	27,182
Credit Acceptance Corp. (a) (b)	17	7,199
OneMain Holdings, Inc.	378	20,219
SLM Corp.	157	3,361
SoFi Technologies, Inc. (a)	191	3,033
Synchrony Financial	1,726	117,403
		200,859
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.2%
Albertsons Cos., Inc. Class A	1,294	22,050
Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	610	$60,036
Casey's General Stores, Inc.	26	18,924
Costco Wholesale Corp.	11	10,961
Dollar General Corp.	1,317	156,367
Dollar Tree, Inc. (a)	166	18,179
Kroger Co.	988	71,492
Maplebear, Inc. (a)	1,129	42,292
Performance Food Group Co. (a)	96	8,223
Sprouts Farmers Market, Inc. (a)	82	6,325
Sysco Corp.	529	37,734
Target Corp.	189	22,907
U.S. Foods Holding Corp. (a)	890	82,067
Walmart, Inc.	34	4,225
		561,782
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	123	15,500
Avery Dennison Corp.	164	28,319
Crown Holdings, Inc.	375	37,594
Graphic Packaging Holding Co.	140	1,392
International Paper Co.	250	8,925
Packaging Corp. of America	108	22,920
Sealed Air Corp.	666	28,005
Silgan Holdings, Inc.	81	3,143
Sonoco Products Co.	28	1,515
		147,313
DISTRIBUTORS — 0.2%
Genuine Parts Co.	268	28,341
LKQ Corp.	664	19,502
Pool Corp.	38	7,688
		55,531
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	3,138	20,617
Bright Horizons Family Solutions, Inc. (a)	88	7,227
Grand Canyon Education, Inc. (a)	116	19,724
H&R Block, Inc.	496	15,743
Liberty Live Holdings, Inc. Class C (a)	5	471
Service Corp. International	193	15,924
		79,706
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	324	22,019
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	2,154	62,444
Comcast Corp. Class A	896	25,724
GCI Liberty, Inc. Class C (a)	191	7,107
Iridium Communications, Inc.	109	3,024
Liberty Global Ltd. Class A (a)	1,023	12,368
Liberty Global Ltd. Class C (a)	717	8,410
Verizon Communications, Inc.	1,278	64,156
		183,233
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 3.2%
Alliant Energy Corp.	419	$30,068
American Electric Power Co., Inc.	479	62,787
Constellation Energy Corp.	28	7,819
Duke Energy Corp.	416	54,471
Edison International	401	29,345
Entergy Corp.	491	55,169
Evergy, Inc.	685	56,115
Eversource Energy	487	33,739
Exelon Corp.	1,368	67,059
FirstEnergy Corp.	854	43,264
IDACORP, Inc. (b)	133	19,015
NextEra Energy, Inc.	270	25,078
NRG Energy, Inc.	717	104,782
OGE Energy Corp.	603	28,920
PG&E Corp.	1,459	25,635
Pinnacle West Capital Corp.	427	43,020
PPL Corp.	969	37,016
Southern Co.	425	41,021
Xcel Energy, Inc.	537	42,659
		806,982
ELECTRICAL EQUIPMENT — 1.6%
Acuity, Inc.	68	19,055
AMETEK, Inc.	223	47,802
Eaton Corp. PLC	75	26,825
Emerson Electric Co.	220	28,824
GE Vernova, Inc.	63	54,993
Generac Holdings, Inc. (a)	181	35,355
Hubbell, Inc.	86	42,204
nVent Electric PLC	164	19,398
Regal Rexnord Corp.	47	8,801
Rockwell Automation, Inc.	112	40,195
Sensata Technologies Holding PLC	515	18,138
Vertiv Holdings Co. Class A	273	68,408
		409,998
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Amphenol Corp. Class A	281	35,504
Arrow Electronics, Inc. (a)	47	6,740
Avnet, Inc.	206	12,694
CDW Corp.	79	9,561
Cognex Corp.	359	17,587
Coherent Corp. (a)	132	31,444
Corning, Inc.	489	66,489
Crane NXT Co. (b)	122	4,952
Flex Ltd. (a)	2,634	172,422
IPG Photonics Corp. (a)	78	8,938
Jabil, Inc.	604	160,441
Keysight Technologies, Inc. (a)	128	36,143
Littelfuse, Inc.	40	13,574
Ralliant Corp.	385	16,012
TD SYNNEX Corp.	612	103,251
Teledyne Technologies, Inc. (a)	60	36,301
Vontier Corp.	386	13,691
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	38	$7,945
		753,689
ENERGY EQUIPMENT & SERVICES — 2.2%
Baker Hughes Co.	1,587	96,887
Halliburton Co.	2,175	84,803
NOV, Inc.	2,822	53,082
SLB Ltd.	2,052	105,452
TechnipFMC PLC	2,362	163,285
Weatherford International PLC	438	41,426
		544,935
ENTERTAINMENT — 0.8%
Electronic Arts, Inc.	341	69,520
Liberty Media Corp.-Liberty Formula One Class C (a)	44	3,741
Live Nation Entertainment, Inc. (a)	76	11,591
Madison Square Garden Sports Corp. (a)	7	2,250
Netflix, Inc. (a)	69	6,634
ROBLOX Corp. Class A (a)	189	10,690
Roku, Inc. (a)	194	18,356
Spotify Technology SA (a)	33	16,002
Take-Two Interactive Software, Inc. (a)	13	2,567
TKO Group Holdings, Inc.	96	19,358
Walt Disney Co.	206	19,854
Warner Bros Discovery, Inc. (a)	497	13,648
		194,211
FINANCIAL SERVICES — 0.9%
Affirm Holdings, Inc. (a)	140	6,415
Apollo Global Management, Inc.	17	1,894
Berkshire Hathaway, Inc. Class B (a)	33	15,814
Block, Inc. (a)	74	4,453
Corebridge Financial, Inc.	218	5,202
Corpay, Inc. (a)	60	17,459
Equitable Holdings, Inc.	158	5,863
Euronet Worldwide, Inc. (a)	105	6,969
Fidelity National Information Services, Inc.	333	15,621
Fiserv, Inc. (a)	20	1,116
Global Payments, Inc.	166	11,172
Jack Henry & Associates, Inc.	156	24,654
Mastercard, Inc. Class A	11	5,496
MGIC Investment Corp.	1,701	44,651
PayPal Holdings, Inc.	337	15,243
Shift4 Payments, Inc. Class A (a) (b)	76	3,324
Toast, Inc. Class A (a)	732	19,405
Visa, Inc. Class A	30	9,067
Voya Financial, Inc.	109	7,447
Western Union Co.	1,007	8,791
WEX, Inc. (a)	43	6,581
		236,637
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	1,074	$78,069
Bunge Global SA	361	45,919
Campbell's Co. (b)	348	7,750
Conagra Brands, Inc.	485	7,624
Darling Ingredients, Inc. (a)	433	26,781
Flowers Foods, Inc.	172	1,402
General Mills, Inc.	438	16,302
Hershey Co.	316	65,693
Hormel Foods Corp.	289	6,546
Ingredion, Inc.	236	26,588
J.M. Smucker Co.	39	3,761
Kraft Heinz Co.	882	19,836
Lamb Weston Holdings, Inc.	290	12,256
McCormick & Co., Inc.	227	11,450
Mondelez International, Inc. Class A	714	41,155
Pilgrim's Pride Corp.	300	11,328
Post Holdings, Inc. (a)	75	7,415
Seaboard Corp.	2	11,308
Smithfield Foods, Inc.	339	9,482
Tyson Foods, Inc. Class A	734	47,027
		457,692
GAS UTILITIES — 0.7%
Atmos Energy Corp.	272	50,244
MDU Resources Group, Inc.	381	7,894
National Fuel Gas Co.	705	66,242
UGI Corp.	1,659	60,421
		184,801
GROUND TRANSPORTATION — 1.5%
Avis Budget Group, Inc. (a) (b)	108	15,752
CSX Corp.	1,138	46,715
JB Hunt Transport Services, Inc.	260	55,094
Knight-Swift Transportation Holdings, Inc.	259	14,913
Landstar System, Inc.	86	13,787
Lyft, Inc. Class A (a)	2,861	38,051
Norfolk Southern Corp.	112	32,144
Old Dominion Freight Line, Inc.	127	24,816
Ryder System, Inc.	254	51,996
Saia, Inc. (a)	11	3,864
Schneider National, Inc. Class B	141	3,717
Uber Technologies, Inc. (a)	538	38,698
U-Haul Holding Co.	43	1,921
Union Pacific Corp.	121	29,357
XPO, Inc. (a)	100	19,455
		390,280
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	264	27,105
Align Technology, Inc. (a)	58	9,943
Becton Dickinson & Co.	75	11,792
Boston Scientific Corp. (a)	92	5,773
Cooper Cos., Inc. (a)	93	6,649
Dentsply Sirona, Inc.	75	870
Dexcom, Inc. (a)	148	9,294
Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	643	$51,491
Envista Holdings Corp. (a)	202	5,125
GE HealthCare Technologies, Inc.	340	24,201
Globus Medical, Inc. Class A (a)	238	20,506
Hologic, Inc. (a)	399	30,160
IDEXX Laboratories, Inc. (a)	68	38,209
Insulet Corp. (a)	84	17,627
Intuitive Surgical, Inc. (a)	22	10,142
Masimo Corp. (a)	18	3,202
Medtronic PLC	354	30,674
Penumbra, Inc. (a)	70	22,986
ResMed, Inc.	209	46,916
Solventum Corp. (a)	665	43,424
STERIS PLC	177	39,140
Stryker Corp.	30	9,858
Teleflex, Inc.	29	3,469
Zimmer Biomet Holdings, Inc.	171	15,462
		484,018
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Cardinal Health, Inc.	122	25,780
Cencora, Inc.	203	63,770
Centene Corp. (a)	268	8,774
Chemed Corp.	40	15,110
Cigna Group	420	112,035
CVS Health Corp.	1,259	90,421
DaVita, Inc. (a)	73	11,219
Elevance Health, Inc.	69	20,200
Encompass Health Corp.	337	32,598
HCA Healthcare, Inc.	123	58,209
Henry Schein, Inc. (a)	580	42,746
Humana, Inc.	386	66,929
Labcorp Holdings, Inc.	162	43,223
McKesson Corp.	235	203,360
Molina Healthcare, Inc. (a)	36	4,799
Quest Diagnostics, Inc.	144	28,221
Tenet Healthcare Corp. (a)	483	91,147
UnitedHealth Group, Inc.	17	4,600
Universal Health Services, Inc. Class B	427	76,420
		999,561
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	160	2,629
Omega Healthcare Investors, Inc. REIT	479	20,990
Ventas, Inc. REIT	45	3,680
Welltower, Inc. REIT	24	4,745
		32,044
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	207	4,823
Veeva Systems, Inc. Class A (a)	116	20,377
		25,200
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	1,996	38,243
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Park Hotels & Resorts, Inc. REIT	339	$3,570
		41,813
HOTELS, RESTAURANTS & LEISURE — 2.8%
Airbnb, Inc. Class A (a)	260	32,833
Aramark	720	29,189
Booking Holdings, Inc.	6	25,262
Boyd Gaming Corp.	386	31,721
Caesars Entertainment, Inc. (a)	105	2,775
Carnival Corp.	1,560	40,373
Chipotle Mexican Grill, Inc. (a)	127	4,065
Choice Hotels International, Inc.	22	2,277
Churchill Downs, Inc.	47	4,222
Darden Restaurants, Inc.	213	41,756
Domino's Pizza, Inc.	66	23,680
DoorDash, Inc. Class A (a)	225	33,784
DraftKings, Inc. Class A (a)	138	2,984
Dutch Bros, Inc. Class A (a) (b)	150	7,599
Expedia Group, Inc.	341	78,733
Flutter Entertainment PLC (a)	44	4,486
Hilton Worldwide Holdings, Inc.	78	23,718
Hyatt Hotels Corp. Class A (b)	79	11,359
Las Vegas Sands Corp.	290	15,625
Marriott International, Inc. Class A	60	19,624
McDonald's Corp.	46	14,296
MGM Resorts International (a)	777	28,757
Norwegian Cruise Line Holdings Ltd. (a)	344	6,433
Penn Entertainment, Inc. (a)	169	2,540
Planet Fitness, Inc. Class A (a)	123	9,149
Restaurant Brands International, Inc. (b)	321	23,722
Royal Caribbean Cruises Ltd.	121	33,297
Starbucks Corp.	246	22,039
Texas Roadhouse, Inc.	196	32,367
Travel & Leisure Co.	341	23,594
Vail Resorts, Inc. (b)	60	7,699
Viking Holdings Ltd. (a)	16	1,176
Wingstop, Inc.	14	2,170
Wyndham Hotels & Resorts, Inc.	18	1,462
Wynn Resorts Ltd.	276	28,028
Yum! Brands, Inc.	295	45,867
		718,661
HOUSEHOLD DURABLES — 1.8%
DR Horton, Inc.	423	58,044
Garmin Ltd.	144	33,410
Lennar Corp. Class A	389	33,781
Lennar Corp. Class B	23	1,935
Mohawk Industries, Inc. (a)	253	24,910
NVR, Inc. (a)	7	46,129
PulteGroup, Inc.	917	107,848
SharkNinja, Inc. (a)	107	11,331
Somnigroup International, Inc.	90	6,653
Toll Brothers, Inc.	429	58,546
TopBuild Corp. (a)	178	62,531
		445,118
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	183	$17,078
Clorox Co.	123	12,746
Colgate-Palmolive Co.	446	38,013
Kimberly-Clark Corp.	341	32,896
Procter & Gamble Co.	55	7,944
Reynolds Consumer Products, Inc.	192	4,067
		112,744
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp.	3,022	42,580
Brookfield Renewable Corp.	919	36,604
Clearway Energy, Inc. Class A	239	9,362
Clearway Energy, Inc. Class C	360	14,144
Talen Energy Corp. (a)	167	53,311
Vistra Corp.	224	33,674
		189,675
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	198	28,755
Honeywell International, Inc.	56	12,658
		41,413
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	79	14,622
First Industrial Realty Trust, Inc. REIT	284	16,430
Prologis, Inc. REIT	134	17,712
Rexford Industrial Realty, Inc. REIT	166	5,433
STAG Industrial, Inc. REIT	233	8,402
		62,599
INSURANCE — 4.3%
Aflac, Inc.	372	40,812
Allstate Corp.	343	71,118
American Financial Group, Inc.	119	15,197
American International Group, Inc.	152	11,438
Aon PLC Class A	61	19,690
Arch Capital Group Ltd. (a)	946	90,807
Arthur J Gallagher & Co.	19	4,115
Assurant, Inc.	78	16,989
Assured Guaranty Ltd.	63	5,133
Axis Capital Holdings Ltd.	292	29,612
Brighthouse Financial, Inc. (a)	109	6,527
Brown & Brown, Inc.	125	8,151
Chubb Ltd.	130	42,371
Cincinnati Financial Corp.	545	85,756
CNA Financial Corp.	23	1,056
Everest Group Ltd.	40	13,074
Fidelity National Financial, Inc.	346	16,047
First American Financial Corp.	58	3,497
Globe Life, Inc.	320	44,534
Hanover Insurance Group, Inc.	131	22,709
Hartford Insurance Group, Inc.	555	75,053
Kinsale Capital Group, Inc.	44	15,033
Lincoln National Corp.	315	11,183
Loews Corp.	235	25,084
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Markel Group, Inc. (a)	29	$55,508
Marsh & McLennan Cos., Inc.	104	18,039
MetLife, Inc.	154	10,891
Old Republic International Corp.	768	30,643
Primerica, Inc.	61	15,279
Principal Financial Group, Inc.	200	18,022
Progressive Corp.	246	48,767
Prudential Financial, Inc.	122	11,918
Reinsurance Group of America, Inc.	55	11,229
RenaissanceRe Holdings Ltd.	145	43,098
RLI Corp.	136	7,757
Ryan Specialty Holdings, Inc. (b)	33	1,113
Travelers Cos., Inc.	215	62,711
Unum Group	396	28,920
W.R. Berkley Corp.	714	47,324
White Mountains Insurance Group Ltd.	5	10,985
Willis Towers Watson PLC	8	2,326
		1,099,516
INTERACTIVE MEDIA & SERVICES — 0.8%
Alphabet, Inc. Class A	108	31,056
Alphabet, Inc. Class C	87	24,957
IAC, Inc. (a)	108	4,323
Match Group, Inc.	1,732	53,190
Meta Platforms, Inc. Class A	29	16,592
Pinterest, Inc. Class A (a)	2,890	53,003
Reddit, Inc. Class A (a)	25	3,366
ZoomInfo Technologies, Inc. (a) (b)	788	4,712
		191,199
IT SERVICES — 1.9%
Accenture PLC Class A	34	6,742
Akamai Technologies, Inc. (a)	411	47,203
Amdocs Ltd.	779	50,838
Cloudflare, Inc. Class A (a)	69	14,237
Cognizant Technology Solutions Corp. Class A	1,397	85,706
DXC Technology Co. (a)	279	3,507
EPAM Systems, Inc. (a)	71	9,613
Gartner, Inc. (a)	41	6,492
GoDaddy, Inc. Class A (a)	77	6,366
International Business Machines Corp.	64	15,513
Kyndryl Holdings, Inc. (a)	326	4,277
MongoDB, Inc. (a)	46	11,259
Okta, Inc. (a)	348	27,391
Snowflake, Inc. (a)	114	17,194
Twilio, Inc. Class A (a)	388	48,818
VeriSign, Inc.	471	116,978
		472,134
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	74	5,384
Mattel, Inc. (a)	1,811	26,314
YETI Holdings, Inc. (a)	480	17,563
		49,261
Security Description	Shares	Value
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	263	$24,617
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	210	23,936
Avantor, Inc. (a)	344	2,697
Bio-Rad Laboratories, Inc. Class A (a)	18	5,018
Bio-Techne Corp.	135	7,055
Charles River Laboratories International, Inc. (a)	62	10,695
Danaher Corp.	72	13,651
Illumina, Inc. (a)	47	5,793
IQVIA Holdings, Inc. (a)	167	28,480
Medpace Holdings, Inc. (a)	91	43,697
Mettler-Toledo International, Inc. (a)	32	40,358
Qiagen NV	325	13,013
Repligen Corp. (a)	36	4,242
Revvity, Inc.	77	6,746
Sotera Health Co. (a)	281	4,030
Thermo Fisher Scientific, Inc.	21	10,322
Waters Corp. (a)	64	19,059
West Pharmaceutical Services, Inc.	45	11,279
		250,071
MACHINERY — 3.9%
AGCO Corp.	48	5,562
Allison Transmission Holdings, Inc.	166	19,432
Caterpillar, Inc.	45	31,881
CNH Industrial NV	874	9,614
Crane Co.	114	19,494
Cummins, Inc.	109	58,644
Deere & Co.	27	15,209
Donaldson Co., Inc.	509	43,199
Dover Corp.	178	37,104
Esab Corp.	58	5,606
Flowserve Corp.	330	24,258
Fortive Corp.	448	24,765
Gates Industrial Corp. PLC (a)	614	13,883
Graco, Inc.	332	28,104
IDEX Corp.	67	12,700
Illinois Tool Works, Inc.	155	40,345
Ingersoll Rand, Inc.	90	7,211
ITT, Inc.	268	51,062
Lincoln Electric Holdings, Inc.	128	31,882
Middleby Corp. (a)	117	15,512
Mueller Industries, Inc.	565	62,602
Nordson Corp.	71	18,890
Oshkosh Corp.	489	71,986
Otis Worldwide Corp.	329	25,359
PACCAR, Inc.	299	34,534
Parker-Hannifin Corp.	48	42,972
Pentair PLC	261	22,736
RBC Bearings, Inc. (a)	29	15,750
Snap-on, Inc.	155	56,299
Stanley Black & Decker, Inc.	232	16,486
Timken Co.	189	19,008
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Toro Co.	363	$33,919
Westinghouse Air Brake Technologies Corp.	164	40,985
Xylem, Inc.	309	36,925
		993,918
MARINE — 0.2%
Kirby Corp. (a)	336	44,648
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	30	6,476
DoubleVerify Holdings, Inc. (a)	150	1,425
Fox Corp. Class A	1,090	63,656
Fox Corp. Class B	845	44,870
Liberty Broadband Corp. Class C (a)	49	2,465
New York Times Co. Class A	569	47,642
News Corp. Class A	912	22,736
News Corp. Class B	295	8,410
Nexstar Media Group, Inc.	201	36,347
Omnicom Group, Inc.	292	21,991
Versant Media Group, Inc. (a)	35	1,296
		257,314
METALS & MINING — 2.4%
Alcoa Corp.	586	38,869
Anglogold Ashanti PLC	260	25,314
Cleveland-Cliffs, Inc. (a)	100	845
Freeport-McMoRan, Inc.	1,430	84,056
MP Materials Corp. (a) (b)	128	6,177
Newmont Corp.	908	98,291
Nucor Corp.	583	98,585
Reliance, Inc.	283	86,009
Royal Gold, Inc.	218	55,479
Southern Copper Corp.	64	10,935
Steel Dynamics, Inc.	514	92,520
		597,080
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT (b)	756	7,583
Annaly Capital Management, Inc. REIT	911	19,268
Rithm Capital Corp. REIT	428	4,057
Starwood Property Trust, Inc. REIT	327	5,631
		36,539
MULTI-UTILITIES — 1.5%
Ameren Corp.	410	45,067
CenterPoint Energy, Inc.	889	38,369
CMS Energy Corp.	513	39,799
Consolidated Edison, Inc.	493	55,798
Dominion Energy, Inc.	610	37,710
DTE Energy Co.	368	53,809
NiSource, Inc.	586	27,343
Public Service Enterprise Group, Inc.	201	16,271
Sempra	248	24,098
Security Description	Shares	Value
WEC Energy Group, Inc.	370	$42,835
		381,099
OFFICE REITs — 0.0% *
BXP, Inc. REIT	30	1,557
Highwoods Properties, Inc. REIT	78	1,670
Kilroy Realty Corp. REIT	150	4,231
		7,458
OIL, GAS & CONSUMABLE FUELS — 5.2%
Antero Midstream Corp.	883	20,132
Antero Resources Corp. (a)	421	17,867
APA Corp.	1,431	60,732
Cheniere Energy, Inc.	57	16,174
Chevron Corp.	221	45,725
Chord Energy Corp.	80	11,374
ConocoPhillips	284	37,488
Coterra Energy, Inc.	2,769	97,303
Devon Energy Corp.	2,223	111,861
Diamondback Energy, Inc.	9	1,780
DT Midstream, Inc.	70	9,427
EOG Resources, Inc.	809	116,957
EQT Corp.	59	3,755
Exxon Mobil Corp.	128	21,717
HF Sinclair Corp.	699	43,611
Kinder Morgan, Inc.	512	17,167
Marathon Petroleum Corp.	673	164,333
Matador Resources Co.	237	14,974
Occidental Petroleum Corp.	359	23,335
ONEOK, Inc.	66	5,966
Ovintiv, Inc.	951	56,451
Permian Resources Corp. Class A	5,140	109,585
Phillips 66 Co.	472	85,989
Range Resources Corp.	557	25,165
Targa Resources Corp.	105	26,327
Texas Pacific Land Corp.	27	12,813
Valero Energy Corp.	580	143,306
Viper Energy, Inc. Class A	99	4,652
Williams Cos., Inc.	238	17,322
		1,323,288
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	189	13,750
PERSONAL CARE PRODUCTS — 0.1%
elf Beauty, Inc. (a)	9	545
Estee Lauder Cos., Inc. Class A	76	5,455
Kenvue, Inc.	818	14,102
		20,102
PHARMACEUTICALS — 1.3%
Bristol-Myers Squibb Co.	138	8,370
Corcept Therapeutics, Inc. (a)	302	12,174
Elanco Animal Health, Inc. (a)	1,368	32,736
Eli Lilly & Co.	4	3,679
Jazz Pharmaceuticals PLC (a)	338	63,899
Johnson & Johnson	54	13,200
Merck & Co., Inc.	281	33,801
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Pfizer, Inc.	1,089	$30,579
Royalty Pharma PLC Class A	2,070	99,298
Viatris, Inc.	1,230	16,617
Zoetis, Inc.	116	13,712
		328,065
PROFESSIONAL SERVICES — 1.7%
Amentum Holdings, Inc. (a)	1,232	32,130
Automatic Data Processing, Inc.	71	14,426
Booz Allen Hamilton Holding Corp.	144	11,236
Broadridge Financial Solutions, Inc.	200	32,496
CACI International, Inc. Class A (a)	26	14,141
Concentrix Corp. (b)	358	9,795
Equifax, Inc.	40	7,203
ExlService Holdings, Inc. (a)	338	10,292
FTI Consulting, Inc. (a)	84	14,849
Genpact Ltd.	870	32,407
Jacobs Solutions, Inc.	226	28,765
KBR, Inc.	131	4,829
Leidos Holdings, Inc.	750	116,640
Parsons Corp. (a)	150	8,125
Paychex, Inc.	90	8,291
Paycom Software, Inc.	172	20,905
Paylocity Holding Corp. (a)	70	7,563
Science Applications International Corp.	174	16,516
SS&C Technologies Holdings, Inc.	368	24,866
TransUnion	77	5,328
Verisk Analytics, Inc.	68	12,903
		433,706
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	222	30,072
CoStar Group, Inc. (a)	44	1,775
Howard Hughes Holdings, Inc. (a)	32	2,024
Jones Lang LaSalle, Inc. (a)	126	38,345
		72,216
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	211	5,891
AvalonBay Communities, Inc. REIT	72	11,761
Camden Property Trust REIT	22	2,149
Equity LifeStyle Properties, Inc. REIT	263	16,416
Equity Residential REIT	288	17,035
Essex Property Trust, Inc. REIT	98	23,716
Invitation Homes, Inc. REIT	294	7,306
Mid-America Apartment Communities, Inc. REIT	83	10,136
Sun Communities, Inc. REIT	39	4,912
UDR, Inc. REIT	51	1,723
		101,045
RETAIL REITs — 0.4%
Agree Realty Corp. REIT (b)	62	4,673
Brixmor Property Group, Inc. REIT	472	13,594
Security Description	Shares	Value
Federal Realty Investment Trust REIT	46	$4,886
Kimco Realty Corp. REIT	223	5,011
NNN REIT, Inc.	400	16,812
Realty Income Corp. REIT	156	9,544
Regency Centers Corp. REIT	118	8,928
Simon Property Group, Inc. REIT	261	48,684
		112,132
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Advanced Micro Devices, Inc. (a)	137	27,870
Amkor Technology, Inc.	902	40,617
Analog Devices, Inc.	158	50,266
Applied Materials, Inc.	359	122,703
Astera Labs, Inc. (a)	18	1,973
Cirrus Logic, Inc. (a)	406	58,716
Entegris, Inc.	27	3,165
First Solar, Inc. (a)	220	43,397
GLOBALFOUNDRIES, Inc. (a)	128	5,693
Intel Corp. (a)	44	1,942
KLA Corp.	87	128,100
Lam Research Corp.	623	133,110
Lattice Semiconductor Corp. (a)	237	21,984
MACOM Technology Solutions Holdings, Inc. (a)	28	6,218
Marvell Technology, Inc.	70	6,934
Microchip Technology, Inc.	51	3,295
Micron Technology, Inc.	403	136,150
MKS, Inc.	136	31,254
Monolithic Power Systems, Inc.	164	179,309
NVIDIA Corp.	279	48,658
ON Semiconductor Corp. (a)	383	23,715
Onto Innovation, Inc. (a)	78	15,995
Qnity Electronics, Inc.	1,221	140,879
Qorvo, Inc. (a)	399	30,883
QUALCOMM, Inc.	541	69,670
Skyworks Solutions, Inc.	584	31,273
Teradyne, Inc.	475	140,818
Texas Instruments, Inc.	93	18,055
Universal Display Corp.	86	7,883
		1,530,525
SOFTWARE — 2.8%
Adobe, Inc. (a)	90	21,877
Appfolio, Inc. Class A (a)	69	10,890
AppLovin Corp. Class A (a)	74	29,452
Atlassian Corp. Class A (a)	9	614
Autodesk, Inc. (a)	101	24,179
Bentley Systems, Inc. Class B (b)	178	6,251
Cadence Design Systems, Inc. (a)	41	11,393
CCC Intelligent Solutions Holdings, Inc. (a)	99	594
Crowdstrike Holdings, Inc. Class A (a)	79	30,842
Datadog, Inc. Class A (a)	144	16,999
Docusign, Inc. (a)	428	20,291
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Dolby Laboratories, Inc. Class A	360	$21,622
Dropbox, Inc. Class A (a)	1,405	31,922
Dynatrace, Inc. (a)	557	20,598
Elastic NV (a)	26	1,300
Fair Isaac Corp. (a)	10	10,675
Fortinet, Inc. (a)	313	25,578
Gen Digital, Inc.	829	15,610
Gitlab, Inc. Class A (a)	78	1,688
Guidewire Software, Inc. (a)	130	19,443
HubSpot, Inc. (a)	8	1,953
Intuit, Inc.	68	29,402
Manhattan Associates, Inc. (a)	56	7,455
Microsoft Corp.	65	24,061
Nutanix, Inc. Class A (a)	241	9,160
Oracle Corp.	10	1,471
Palantir Technologies, Inc. Class A (a)	99	14,482
Palo Alto Networks, Inc. (a)	159	25,491
Pegasystems, Inc.	196	8,342
Procore Technologies, Inc. (a)	148	8,436
PTC, Inc. (a)	259	36,905
RingCentral, Inc. Class A	265	9,855
Roper Technologies, Inc.	26	9,200
Salesforce, Inc.	61	11,387
Samsara, Inc. Class A (a)	197	6,243
ServiceNow, Inc. (a)	72	7,528
Synopsys, Inc. (a)	69	27,357
Teradata Corp. (a)	501	12,841
Trimble, Inc. (a)	479	31,245
Tyler Technologies, Inc. (a)	42	14,380
UiPath, Inc. Class A (a) (b)	1,157	12,843
Unity Software, Inc. (a)	23	505
Workday, Inc. Class A (a)	120	15,590
Zoom Communications, Inc. (a)	663	53,299
Zscaler, Inc. (a)	125	17,536
		718,785
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	64	11,045
CubeSmart REIT	444	16,273
Digital Realty Trust, Inc. REIT	21	3,784
EPR Properties REIT	83	4,147
Equinix, Inc. REIT	9	8,822
Extra Space Storage, Inc. REIT	60	7,868
Fermi, Inc. REIT (a)	96	561
Gaming & Leisure Properties, Inc. REIT	582	25,823
Iron Mountain, Inc. REIT	43	4,392
Lamar Advertising Co. Class A REIT	147	18,619
National Storage Affiliates Trust REIT	49	1,849
Public Storage REIT	137	37,111
Rayonier, Inc. REIT	831	17,135
SBA Communications Corp. REIT	151	25,989
VICI Properties, Inc. REIT	1,792	48,957
Security Description	Shares	Value
Weyerhaeuser Co. REIT	264	$6,449
		238,824
SPECIALTY RETAIL — 2.9%
AutoNation, Inc. (a)	27	5,272
AutoZone, Inc. (a)	9	30,400
Best Buy Co., Inc.	865	55,533
Burlington Stores, Inc. (a)	114	37,093
Carvana Co. (a)	39	12,261
Chewy, Inc. Class A (a)	778	21,006
Dick's Sporting Goods, Inc. (b)	248	49,176
Five Below, Inc. (a)	314	71,743
Floor & Decor Holdings, Inc. Class A (a) (b)	100	5,080
GameStop Corp. Class A (a)	94	2,166
Gap, Inc.	1,750	42,350
Home Depot, Inc.	9	2,960
Lithia Motors, Inc.	29	7,242
Lowe's Cos., Inc.	109	25,754
Murphy USA, Inc.	20	9,879
O'Reilly Automotive, Inc. (a)	417	38,493
Penske Automotive Group, Inc.	32	4,785
Ross Stores, Inc.	390	84,486
TJX Cos., Inc.	286	45,674
Tractor Supply Co.	766	34,700
Ulta Beauty, Inc. (a)	162	84,679
Valvoline, Inc. (a)	148	4,984
Wayfair, Inc. Class A (a)	8	602
Williams-Sonoma, Inc.	272	49,594
		725,912
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	163	41,368
Dell Technologies, Inc. Class C	590	96,837
Everpure, Inc. Class A (a)	702	41,446
Hewlett Packard Enterprise Co.	3,716	88,478
HP, Inc.	911	17,500
NetApp, Inc.	640	65,530
Sandisk Corp. (a)	23	14,613
Super Micro Computer, Inc. (a)	4,007	91,239
Western Digital Corp.	1,084	293,211
		750,222
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Amer Sports, Inc. (a)	36	1,185
Columbia Sportswear Co.	20	1,096
Crocs, Inc. (a)	196	16,272
Deckers Outdoor Corp. (a)	56	5,605
Lululemon Athletica, Inc. (a)	38	5,818
NIKE, Inc. Class B	213	11,250
On Holding AG Class A (a)	155	5,273
PVH Corp.	113	7,883
Ralph Lauren Corp.	221	76,022
Tapestry, Inc.	389	54,892
VF Corp.	315	5,352
		190,648
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.6%
Altria Group, Inc.	1,889	$124,655
Philip Morris International, Inc.	202	33,399
		158,054
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	394	25,586
Applied Industrial Technologies, Inc.	118	31,308
Core & Main, Inc. Class A (a)	229	11,313
Fastenal Co.	989	45,890
Ferguson Enterprises, Inc.	279	65,079
MSC Industrial Direct Co., Inc. Class A	292	26,943
QXO, Inc. (a) (b)	589	11,438
SiteOne Landscape Supply, Inc. (a)	82	10,915
United Rentals, Inc.	70	50,999
Watsco, Inc.	26	9,459
WESCO International, Inc.	247	67,584
WW Grainger, Inc.	33	35,997
		392,511
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	250	34,023
Essential Utilities, Inc.	594	23,920
		57,943
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Millicom International Cellular SA	738	55,306
T-Mobile U.S., Inc.	32	6,720
		62,026
TOTAL COMMON STOCKS (Cost $23,683,456)		25,242,274
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	37,551	$37,551
State Street Navigator Securities Lending Portfolio II (c) (f)	166,323	166,323
TOTAL SHORT-TERM INVESTMENTS (Cost $203,874)		203,874
TOTAL INVESTMENTS — 100.6% (Cost $23,887,330)		25,446,148
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(143,357)
NET ASSETS — 100.0%		$25,302,791

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini S&P 500 Futures (long)	1	06/18/2026	$33,639	$32,854	$(785)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$25,242,274	$—	$—	$25,242,274
Short-Term Investments	203,874	—	—	203,874
TOTAL INVESTMENTS	$25,446,148	$—	$—	$25,446,148
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(785)	$—	$—	$(785)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(785)	$—	$—	$(785)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	258	$27,436	$3,820	$32,458	$13,003	$(6,992)	38	$4,809	$477
State Street Institutional U.S. Government Money Market Fund, Class G Shares	287,889	287,889	1,540,349	1,790,687	—	—	37,551	37,551	3,860
State Street Navigator Securities Lending Portfolio II	254,914	254,914	8,446,989	8,535,580	—	—	166,323	166,323	1,361
Total		$570,239	$9,991,158	$10,358,725	$13,003	$(6,992)		$208,683	$5,698
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.4%
Hexcel Corp.	9,432	$763,332
Huntington Ingalls Industries, Inc.	6,919	2,628,528
		3,391,860
AIR FREIGHT & LOGISTICS — 4.5%
CH Robinson Worldwide, Inc.	32,093	5,329,684
Expeditors International of Washington, Inc.	18,944	2,713,349
FedEx Corp.	30,781	10,963,577
United Parcel Service, Inc. Class B	188,455	18,540,203
		37,546,813
AIRLINES — 0.3%
Southwest Airlines Co.	61,507	2,310,818
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	54,039	2,932,156
Gentex Corp.	61,361	1,340,738
Lear Corp.	14,537	1,760,140
		6,033,034
AUTOMOBILES — 1.4%
Ford Motor Co.	877,688	10,128,520
Harley-Davidson, Inc.	30,151	609,653
Thor Industries, Inc.	13,882	1,109,033
		11,847,206
BANKS — 2.8%
Bank OZK	28,999	1,330,764
BOK Financial Corp.	2,932	375,472
Citizens Financial Group, Inc.	43,728	2,622,368
Columbia Banking System, Inc.	56,951	1,562,166
Cullen/Frost Bankers, Inc.	6,985	957,504
East West Bancorp, Inc.	14,693	1,568,625
Fifth Third Bancorp	97,915	4,549,131
First Hawaiian, Inc.	23,304	574,210
First Horizon Corp.	55,527	1,263,794
FNB Corp.	61,286	1,024,702
Pinnacle Financial Partners, Inc.	1	86
Popular, Inc.	6,842	917,991
Prosperity Bancshares, Inc.	10,563	709,622
Regions Financial Corp.	106,215	2,774,336
Webster Financial Corp.	23,585	1,637,271
Zions Bancorp NA	25,969	1,496,334
		23,364,376
BEVERAGES — 0.5%
Brown-Forman Corp. Class A (a)	6,072	162,669
Brown-Forman Corp. Class B	21,290	562,908
Constellation Brands, Inc. Class A	10,462	1,569,300
Molson Coors Beverage Co. Class B	45,658	1,966,033
		4,260,910
BROADLINE RETAIL — 0.6%
eBay, Inc.	40,712	3,705,606
Security Description	Shares	Value
Macy's, Inc.	75,655	$1,368,599
		5,074,205
BUILDING PRODUCTS — 1.1%
A.O. Smith Corp.	31,495	2,076,780
Allegion PLC	7,781	1,130,501
Fortune Brands Innovations, Inc.	33,178	1,292,947
Masco Corp.	57,678	3,482,021
Owens Corning	13,344	1,444,088
		9,426,337
CAPITAL MARKETS — 2.4%
Carlyle Group, Inc.	29,399	1,422,618
Evercore, Inc. Class A	7,439	2,220,616
Franklin Resources, Inc.	49,223	1,162,647
Hamilton Lane, Inc. Class A	4,702	467,379
Houlihan Lokey, Inc.	6,475	929,939
Invesco Ltd.	99,798	2,424,093
Janus Henderson Group PLC	34,459	1,770,159
Lazard, Inc.	29,981	1,273,593
MarketAxess Holdings, Inc.	4,490	740,760
SEI Investments Co.	10,016	785,956
T. Rowe Price Group, Inc.	59,771	5,387,758
Virtu Financial, Inc. Class A	9,777	429,992
XP, Inc. Class A	81,346	1,548,828
		20,564,338
CHEMICALS — 4.5%
Ashland, Inc.	12,771	710,195
Celanese Corp.	30,399	1,999,342
CF Industries Holdings, Inc.	45,280	5,879,155
Dow, Inc.	193,669	8,066,314
DuPont de Nemours, Inc.	35,552	1,628,282
Eastman Chemical Co.	31,354	2,392,937
Element Solutions, Inc.	31,433	1,073,123
FMC Corp.	33,416	575,423
Huntsman Corp.	45,487	605,432
LyondellBasell Industries NV Class A	70,053	5,643,470
Mosaic Co.	54,852	1,398,726
NewMarket Corp.	526	337,140
Olin Corp.	31,130	925,495
PPG Industries, Inc.	26,695	2,853,161
RPM International, Inc.	21,178	2,105,093
Scotts Miracle-Gro Co.	11,981	728,565
Westlake Corp.	9,077	1,060,375
		37,982,228
COMMERCIAL SERVICES & SUPPLIES — 0.1%
MSA Safety, Inc.	3,563	584,154
CONSUMER FINANCE — 1.2%
Ally Financial, Inc.	34,840	1,366,773
OneMain Holdings, Inc.	32,479	1,737,302
Synchrony Financial	99,879	6,793,769
		9,897,844
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.6%
Albertsons Cos., Inc. Class A (a)	112,810	1,922,282
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	60,010	$7,124,987
Kroger Co.	42,508	3,075,879
Sysco Corp.	46,240	3,298,299
Target Corp.	124,312	15,066,615
		30,488,062
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	107,076	4,256,271
Avery Dennison Corp.	16,315	2,817,274
Graphic Packaging Holding Co.	62,404	620,296
International Paper Co.	108,786	3,883,660
Packaging Corp. of America	24,134	5,121,717
Sealed Air Corp.	39,630	1,666,442
Silgan Holdings, Inc.	7,637	296,316
Sonoco Products Co.	12,532	677,856
		19,339,832
DISTRIBUTORS — 0.8%
Genuine Parts Co.	35,258	3,728,534
LKQ Corp. (a)	70,636	2,074,579
Pool Corp.	6,353	1,285,402
		7,088,515
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	95,761	629,150
H&R Block, Inc.	36,033	1,143,687
Service Corp. International	11,848	977,579
		2,750,416
DIVERSIFIED REITs — 0.3%
WP Carey, Inc. REIT	38,261	2,600,218
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	26,246	728,064
ELECTRIC UTILITIES — 6.4%
Alliant Energy Corp.	36,810	2,641,486
American Electric Power Co., Inc.	44,446	5,825,982
Edison International	104,116	7,619,209
Entergy Corp.	37,894	4,257,770
Evergy, Inc.	63,026	5,163,090
Eversource Energy	53,405	3,699,898
Exelon Corp.	114,444	5,610,045
FirstEnergy Corp.	88,119	4,464,108
IDACORP, Inc. (a)	12,274	1,754,814
OGE Energy Corp.	55,074	2,641,349
Pinnacle West Capital Corp.	32,590	3,283,442
PPL Corp.	83,805	3,201,351
Xcel Energy, Inc.	50,234	3,990,589
		54,153,133
ELECTRICAL EQUIPMENT — 0.2%
Sensata Technologies Holding PLC	37,592	1,323,990
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc.	19,339	1,191,669
Littelfuse, Inc.	2,497	847,357
TD SYNNEX Corp.	13,559	2,287,539
		4,326,565
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 3.8%
Baker Hughes Co.	119,945	$7,322,642
Halliburton Co.	234,585	9,146,469
NOV, Inc.	101,555	1,910,250
SLB Ltd.	262,349	13,482,115
		31,861,476
FINANCIAL SERVICES — 0.7%
Corebridge Financial, Inc.	20,167	481,185
Global Payments, Inc.	25,727	1,731,427
MGIC Investment Corp.	63,978	1,679,422
UWM Holdings Corp.	17,276	62,539
Voya Financial, Inc.	11,316	773,109
Western Union Co. (a)	89,626	782,435
		5,510,117
FOOD PRODUCTS — 5.6%
Archer-Daniels-Midland Co.	122,562	8,909,032
Bunge Global SA	36,217	4,606,802
Campbell's Co.	36,224	806,709
Conagra Brands, Inc.	130,552	2,052,277
Flowers Foods, Inc.	51,357	418,560
General Mills, Inc.	149,608	5,568,410
Hershey Co.	38,112	7,923,104
Hormel Foods Corp.	78,626	1,780,879
Ingredion, Inc.	17,355	1,955,214
J.M. Smucker Co.	9,374	904,029
Kraft Heinz Co.	219,111	4,927,806
Lamb Weston Holdings, Inc. (a)	37,243	1,573,889
McCormick & Co., Inc.	21,369	1,077,852
Tyson Foods, Inc. Class A	76,601	4,907,826
		47,412,389
GAS UTILITIES — 0.8%
Atmos Energy Corp.	10,944	2,021,576
MDU Resources Group, Inc.	35,229	729,945
National Fuel Gas Co.	22,045	2,071,348
UGI Corp.	58,674	2,136,907
		6,959,776
GROUND TRANSPORTATION — 0.9%
JB Hunt Transport Services, Inc.	12,595	2,668,881
Knight-Swift Transportation Holdings, Inc.	23,708	1,365,107
Landstar System, Inc.	3,401	545,214
Ryder System, Inc.	10,945	2,240,551
Schneider National, Inc. Class B	14,348	378,213
		7,197,966
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Dentsply Sirona, Inc.	54,443	631,539
Teleflex, Inc.	3,812	455,953
		1,087,492
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Cardinal Health, Inc.	31,164	6,585,265
CVS Health Corp.	105,142	7,551,298
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Humana, Inc.	26,233	$4,548,540
		18,685,103
HEALTH CARE REITs — 0.6%
Alexandria Real Estate Equities, Inc. REIT	16,515	766,626
Healthpeak Properties, Inc. REIT	64,586	1,061,148
Omega Healthcare Investors, Inc. REIT	78,314	3,431,720
		5,259,494
HOTEL & RESORT REITs — 0.5%
Host Hotels & Resorts, Inc. REIT	187,526	3,592,998
Park Hotels & Resorts, Inc. REIT	53,736	565,840
		4,158,838
HOTELS, RESTAURANTS & LEISURE — 1.7%
Boyd Gaming Corp.	5,551	456,181
Darden Restaurants, Inc.	22,951	4,499,314
Las Vegas Sands Corp.	42,323	2,280,363
Restaurant Brands International, Inc. (a)	32,070	2,369,973
Texas Roadhouse, Inc.	7,391	1,220,550
Travel & Leisure Co.	17,181	1,188,753
Vail Resorts, Inc.	9,745	1,250,479
Wendy's Co. (a)	43,196	300,212
Wyndham Hotels & Resorts, Inc.	9,371	761,206
		14,327,031
HOUSEHOLD DURABLES — 0.7%
Lennar Corp. Class A	51,678	4,487,718
Lennar Corp. Class B	2,324	195,495
Newell Brands, Inc.	115,467	396,052
Whirlpool Corp. (a)	14,896	803,192
		5,882,457
HOUSEHOLD PRODUCTS — 0.7%
Clorox Co.	13,924	1,442,944
Kimberly-Clark Corp.	44,994	4,340,571
Reynolds Consumer Products, Inc.	15,255	323,101
		6,106,616
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	194,244	2,736,898
Clearway Energy, Inc. Class A	9,665	378,578
Clearway Energy, Inc. Class C	22,117	868,977
		3,984,453
INDUSTRIAL REITs — 0.6%
EastGroup Properties, Inc. REIT	7,795	1,442,777
First Industrial Realty Trust, Inc. REIT	32,492	1,879,662
Rexford Industrial Realty, Inc. REIT	26,639	871,895
STAG Industrial, Inc. REIT	27,122	978,019
		5,172,353
INSURANCE — 3.0%
American Financial Group, Inc.	14,024	1,791,005
Security Description	Shares	Value
Axis Capital Holdings Ltd.	14,940	$1,515,065
Cincinnati Financial Corp.	41,603	6,546,232
CNA Financial Corp.	4,064	186,619
Everest Group Ltd.	7,815	2,554,333
Fidelity National Financial, Inc.	48,048	2,228,466
First American Financial Corp.	16,341	985,199
Hanover Insurance Group, Inc.	6,835	1,184,847
Kemper Corp.	11,253	343,892
Lincoln National Corp.	43,436	1,541,978
Old Republic International Corp.	62,550	2,495,745
Principal Financial Group, Inc.	24,666	2,222,653
Unum Group	26,062	1,903,308
		25,499,342
INTERACTIVE MEDIA & SERVICES — 0.2%
Match Group, Inc.	61,363	1,884,458
IT SERVICES — 0.2%
Amdocs Ltd.	30,033	1,959,954
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	17,926	1,304,296
LEISURE PRODUCTS — 0.4%
Hasbro, Inc.	36,145	3,383,172
MACHINERY — 4.6%
CNH Industrial NV	87,321	960,531
Cummins, Inc.	13,457	7,240,135
Donaldson Co., Inc.	27,812	2,360,404
Flowserve Corp.	21,457	1,577,304
Lincoln Electric Holdings, Inc.	6,103	1,520,135
Mueller Industries, Inc.	12,166	1,347,993
Oshkosh Corp.	17,527	2,580,150
PACCAR, Inc.	76,718	8,860,929
Snap-on, Inc.	14,026	5,094,524
Stanley Black & Decker, Inc.	42,264	3,003,280
Timken Co.	16,880	1,697,622
Toro Co.	27,332	2,553,902
		38,796,909
MEDIA — 1.0%
Nexstar Media Group, Inc.	7,726	1,397,093
Omnicom Group, Inc.	87,487	6,588,646
		7,985,739
METALS & MINING — 3.7%
Alcoa Corp.	64,016	4,246,181
Newmont Corp.	98,660	10,679,945
Nucor Corp.	47,137	7,970,867
Reliance, Inc.	12,720	3,865,862
Steel Dynamics, Inc.	22,261	4,006,980
		30,769,835
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
AGNC Investment Corp. REIT	162,422	1,629,093
Annaly Capital Management, Inc. REIT	163,539	3,458,850
Rithm Capital Corp. REIT	129,731	1,229,850
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT	43,039	$741,131
		7,058,924
MULTI-UTILITIES — 3.3%
Ameren Corp.	30,800	3,385,536
CenterPoint Energy, Inc.	46,771	2,018,636
CMS Energy Corp.	45,771	3,550,914
Consolidated Edison, Inc.	36,441	4,124,393
Dominion Energy, Inc.	77,236	4,774,730
DTE Energy Co.	29,227	4,273,572
NiSource, Inc.	42,208	1,969,425
WEC Energy Group, Inc.	30,274	3,504,821
		27,602,027
OFFICE REITs — 0.2%
Highwoods Properties, Inc. REIT	22,676	485,493
Kilroy Realty Corp. REIT	32,087	905,174
		1,390,667
OIL, GAS & CONSUMABLE FUELS — 9.3%
Antero Midstream Corp.	72,206	1,646,297
APA Corp.	97,198	4,125,083
Chord Energy Corp.	16,209	2,304,596
Coterra Energy, Inc.	206,103	7,242,459
Devon Energy Corp.	169,866	8,547,657
EOG Resources, Inc.	110,188	15,929,879
HF Sinclair Corp.	43,491	2,713,403
Marathon Petroleum Corp.	25,825	6,305,949
Matador Resources Co.	32,070	2,026,183
Ovintiv, Inc.	71,013	4,215,332
Permian Resources Corp. Class A	174,375	3,717,675
Phillips 66 Co.	43,218	7,873,455
Valero Energy Corp.	41,466	10,245,419
Viper Energy, Inc. Class A	25,921	1,218,028
		78,111,415
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	12,409	902,755
PERSONAL CARE PRODUCTS — 0.5%
Estee Lauder Cos., Inc. Class A	63,967	4,590,912
PHARMACEUTICALS — 1.2%
Organon & Co.	71,566	428,680
Perrigo Co. PLC	36,967	397,026
Royalty Pharma PLC Class A	106,380	5,103,049
Viatris, Inc.	324,138	4,379,104
		10,307,859
PROFESSIONAL SERVICES — 0.8%
Booz Allen Hamilton Holding Corp.	34,239	2,671,669
Concentrix Corp.	12,483	341,535
Genpact Ltd.	36,741	1,368,602
ManpowerGroup, Inc.	12,195	359,265
Robert Half, Inc.	26,735	679,069
Science Applications International Corp.	10,942	1,038,615
		6,458,755
Security Description	Shares	Value
RESIDENTIAL REITs — 1.6%
American Homes 4 Rent Class A REIT	27,083	$756,157
AvalonBay Communities, Inc. REIT	14,299	2,335,742
Equity LifeStyle Properties, Inc. REIT	38,709	2,416,216
Equity Residential REIT	49,988	2,956,790
Essex Property Trust, Inc. REIT	12,148	2,939,816
Mid-America Apartment Communities, Inc. REIT	15,466	1,888,708
		13,293,429
RETAIL REITs — 2.1%
Agree Realty Corp. REIT	9,261	698,094
Brixmor Property Group, Inc. REIT	79,033	2,276,150
Federal Realty Investment Trust REIT	16,583	1,761,281
Kimco Realty Corp. REIT	56,125	1,261,129
NNN REIT, Inc.	50,942	2,141,092
Regency Centers Corp. REIT	20,020	1,514,713
Simon Property Group, Inc. REIT	41,252	7,694,736
		17,347,195
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Amkor Technology, Inc.	31,088	1,399,893
Qnity Electronics, Inc.	17,749	2,047,879
Skyworks Solutions, Inc.	41,778	2,237,212
		5,684,984
SOFTWARE — 0.1%
Dolby Laboratories, Inc. Class A	15,792	948,467
SPECIALIZED REITs — 2.7%
CubeSmart REIT	62,069	2,274,829
EPR Properties REIT	15,584	778,577
Gaming & Leisure Properties, Inc. REIT	72,309	3,208,350
Lamar Advertising Co. Class A REIT	24,028	3,043,386
National Storage Affiliates Trust REIT	18,891	712,946
Public Storage REIT	17,858	4,837,375
Rayonier, Inc. REIT	46,746	963,903
VICI Properties, Inc. REIT	252,297	6,892,754
		22,712,120
SPECIALTY RETAIL — 1.9%
Bath & Body Works, Inc.	58,106	1,084,839
Best Buy Co., Inc.	52,733	3,385,459
Dick's Sporting Goods, Inc.	14,804	2,935,485
Gap, Inc.	62,725	1,517,945
Penske Automotive Group, Inc.	5,028	751,786
Tractor Supply Co.	72,987	3,306,311
Williams-Sonoma, Inc.	17,357	3,164,702
		16,146,527
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Hewlett Packard Enterprise Co.	358,825	8,543,623
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
HP, Inc.	257,828	$4,952,876
NetApp, Inc.	55,499	5,682,543
		19,179,042
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Columbia Sportswear Co.	7,227	396,112
NIKE, Inc. Class B	142,418	7,522,519
Ralph Lauren Corp.	4,858	1,671,103
Tapestry, Inc.	21,319	3,008,324
VF Corp.	95,670	1,625,433
		14,223,491
TOBACCO — 1.5%
Altria Group, Inc.	191,900	12,663,481
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Air Lease Corp.	12,598	818,114
MSC Industrial Direct Co., Inc. Class A	11,895	1,097,552
Watsco, Inc. (a)	6,440	2,342,807
		4,258,473
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	55,250	2,224,917
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Millicom International Cellular SA	27,921	2,092,400
TOTAL COMMON STOCKS (Cost $774,256,286)		837,470,024
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	1,746,856	1,746,856
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	5,098,139	$5,098,139
TOTAL SHORT-TERM INVESTMENTS (Cost $6,844,995)		6,844,995
TOTAL INVESTMENTS — 100.4% (Cost $781,101,281)		844,315,019
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,071,368)
NET ASSETS — 100.0%		$841,243,651

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	06/18/2026	$2,678,591	$2,628,300	$(50,291)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$837,470,024	$—	$—	$837,470,024
Short-Term Investments	6,844,995	—	—	6,844,995
TOTAL INVESTMENTS	$844,315,019	$—	$—	$844,315,019
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(50,291)	$—	$—	$(50,291)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(50,291)	$—	$—	$(50,291)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	354,937	$354,937	$44,126,312	$42,734,393	$—	$—	1,746,856	$1,746,856	$58,161
State Street Navigator Securities Lending Portfolio II	2,849,891	2,849,891	90,590,315	88,342,067	—	—	5,098,139	5,098,139	15,474
Total		$3,204,828	$134,716,627	$131,076,460	$—	$—		$6,844,995	$73,635
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.3%
AAR Corp. (a)	124	$13,573
AeroVironment, Inc. (a)	116	21,234
ATI, Inc. (a)	609	88,585
Axon Enterprise, Inc. (a)	25	10,617
Boeing Co. (a)	2,632	523,847
BWX Technologies, Inc.	376	76,888
Carpenter Technology Corp.	229	90,260
Curtiss-Wright Corp.	171	116,472
General Dynamics Corp.	916	314,390
General Electric Co.	4,045	1,147,850
Hexcel Corp.	193	15,619
Howmet Aerospace, Inc.	1,856	427,734
Huntington Ingalls Industries, Inc.	181	68,762
Kratos Defense & Security Solutions, Inc. (a)	895	63,106
L3Harris Technologies, Inc.	726	250,579
Lockheed Martin Corp.	381	230,273
Mercury Systems, Inc. (a)	302	22,019
Moog, Inc. Class A	102	29,849
Northrop Grumman Corp.	416	283,812
RTX Corp.	5,178	998,836
Textron, Inc.	372	32,572
TransDigm Group, Inc.	88	101,988
Woodward, Inc.	278	99,502
		5,028,367
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	545	90,508
Expeditors International of Washington, Inc.	484	69,323
FedEx Corp.	455	162,062
Forward Air Corp. (a) (b)	62	1,036
GXO Logistics, Inc. (a)	295	15,296
Hub Group, Inc. Class A	40	1,442
United Parcel Service, Inc. Class B	456	44,861
		384,528
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	17	625
Allegiant Travel Co. (a)	5	405
American Airlines Group, Inc. (a)	254	2,728
Delta Air Lines, Inc.	1,055	70,136
JetBlue Airways Corp. (a)	125	553
SkyWest, Inc. (a)	61	5,602
Southwest Airlines Co.	1,865	70,068
United Airlines Holdings, Inc. (a)	522	48,061
		198,178
AUTO COMPONENTS — 0.1%
Adient PLC (a)	55	1,112
Aptiv PLC (a)	677	47,011
Autoliv, Inc.	238	25,028
BorgWarner, Inc.	794	43,082
Dana, Inc.	454	15,277
Dauch Corp. (a)	788	4,673
Security Description	Shares	Value
Dorman Products, Inc. (a)	52	$5,427
Fox Factory Holding Corp. (a)	4	66
Gentex Corp.	149	3,256
Gentherm, Inc. (a)	72	2,000
Goodyear Tire & Rubber Co. (a)	56	371
LCI Industries	79	9,715
Lear Corp.	177	21,431
Patrick Industries, Inc.	94	10,441
Phinia, Inc.	108	7,391
Standard Motor Products, Inc.	69	2,397
Visteon Corp.	58	5,284
XPEL, Inc. (a)	7	310
		204,272
AUTOMOBILES — 1.8%
Ford Motor Co.	14,139	163,164
General Motors Co.	4,162	310,069
Harley-Davidson, Inc.	97	1,961
Tesla, Inc. (a)	5,953	2,213,028
Thor Industries, Inc.	15	1,198
Winnebago Industries, Inc.	3	93
		2,689,513
BANKS — 4.3%
Ameris Bancorp	156	12,166
Associated Banc-Corp.	425	10,990
Atlantic Union Bankshares Corp.	27	965
Axos Financial, Inc. (a)	115	9,785
Banc of California, Inc.	100	1,758
BancFirst Corp.	15	1,628
Bancorp, Inc. (a)	123	6,609
Bank of America Corp.	20,640	1,006,200
Bank of Hawaii Corp.	55	4,084
Bank OZK	68	3,121
BankUnited, Inc.	79	3,568
Banner Corp.	55	3,337
Beacon Financial Corp.	161	4,830
Capitol Federal Financial, Inc.	50	357
Cathay General Bancorp	141	7,030
Central Pacific Financial Corp.	71	2,269
Citigroup, Inc.	6,740	764,383
Citizens Financial Group, Inc.	1,443	86,537
City Holding Co.	17	2,032
Columbia Banking System, Inc.	213	5,843
Commerce Bancshares, Inc.	47	2,312
Community Financial System, Inc.	60	3,519
Cullen/Frost Bankers, Inc.	63	8,636
Customers Bancorp, Inc. (a)	156	10,828
CVB Financial Corp.	139	2,695
Dime Community Bancshares, Inc.	90	3,044
Eagle Bancorp, Inc.	71	1,766
East West Bancorp, Inc.	240	25,622
FB Financial Corp.	79	4,103
Fifth Third Bancorp	1,679	78,006
First BanCorp	276	5,895
First Bancorp/Southern Pines NC	148	8,340
First Commonwealth Financial Corp.	103	1,811
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
First Financial Bancorp	169	$4,712
First Financial Bankshares, Inc.	131	3,858
First Hawaiian, Inc.	251	6,185
First Horizon Corp.	1,046	23,807
First Interstate BancSystem, Inc. Class A	164	5,478
Flagstar Bank NA	590	7,770
FNB Corp.	655	10,952
Fulton Financial Corp.	209	4,251
Glacier Bancorp, Inc.	157	7,013
Hancock Whitney Corp.	220	13,990
Hanmi Financial Corp.	155	4,086
Heritage Financial Corp.	177	4,602
Hilltop Holdings, Inc.	92	3,295
Home BancShares, Inc.	115	3,097
Hope Bancorp, Inc.	242	2,703
Huntington Bancshares, Inc.	3,281	51,348
Independent Bank Corp.	89	6,694
International Bancshares Corp.	105	7,065
JPMorgan Chase & Co.	9,058	2,664,501
KeyCorp	2,890	57,944
Lakeland Financial Corp.	8	459
M&T Bank Corp.	185	38,243
National Bank Holdings Corp. Class A	24	940
NBT Bancorp, Inc.	29	1,235
Northwest Bancshares, Inc.	369	4,683
OFG Bancorp	64	2,589
Old National Bancorp	457	10,100
Park National Corp.	16	2,615
Pathward Financial, Inc.	8	714
Pinnacle Financial Partners, Inc.	19	1,637
PNC Financial Services Group, Inc.	633	131,721
Preferred Bank	19	1,723
Prosperity Bancshares, Inc.	32	2,150
Provident Financial Services, Inc.	170	3,597
Regions Financial Corp.	2,105	54,983
Renasant Corp.	60	2,168
S&T Bancorp, Inc.	23	962
Seacoast Banking Corp. of Florida	160	4,846
ServisFirst Bancshares, Inc.	7	510
Simmons First National Corp. Class A	97	1,887
Southside Bancshares, Inc.	52	1,617
Southstate Bank Corp.	64	5,921
Stellar Bancorp, Inc.	174	6,370
Texas Capital Bancshares, Inc. (a)	72	6,831
Tompkins Financial Corp.	15	1,183
Triumph Financial, Inc. (a)	3	179
Truist Financial Corp.	2,393	110,006
TrustCo Bank Corp.	66	2,889
Trustmark Corp.	141	5,942
U.S. Bancorp	4,070	211,681
UMB Financial Corp.	84	9,474
United Bankshares, Inc.	192	7,953
United Community Banks, Inc.	196	6,172
Security Description	Shares	Value
Valley National Bancorp	1,192	$14,638
WaFd, Inc.	26	816
Webster Financial Corp.	298	20,687
Wells Fargo & Co.	9,620	765,848
Westamerica BanCorp	4	209
Western Alliance Bancorp	150	10,627
Wintrust Financial Corp.	128	17,784
WSFS Financial Corp.	76	4,975
Zions Bancorp NA	300	17,286
		6,484,270
BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A (a)	5	1,152
Brown-Forman Corp. Class B	86	2,274
Celsius Holdings, Inc. (a)	868	30,797
Coca-Cola Co.	8,198	623,458
Coca-Cola Consolidated, Inc.	120	23,009
Constellation Brands, Inc. Class A	21	3,150
Keurig Dr. Pepper, Inc.	511	13,454
Molson Coors Beverage Co. Class B	69	2,971
Monster Beverage Corp. (a)	3,287	238,176
National Beverage Corp. (a)	12	404
PepsiCo, Inc.	1,537	238,681
		1,177,526
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	5,946	1,293,196
ACADIA Pharmaceuticals, Inc. (a)	619	13,779
ADMA Biologics, Inc. (a)	130	1,171
Alkermes PLC (a)	63	2,228
Amgen, Inc.	1,678	590,404
Arcus Biosciences, Inc. (a)	412	8,899
Arrowhead Pharmaceuticals, Inc. (a)	717	44,956
Biogen, Inc. (a)	495	90,748
BioMarin Pharmaceutical, Inc. (a)	19	1,073
Catalyst Pharmaceuticals, Inc. (a)	32	792
Cytokinetics, Inc. (a)	408	26,891
Exelixis, Inc. (a)	968	41,518
Gilead Sciences, Inc.	4,483	624,796
Halozyme Therapeutics, Inc. (a)	364	23,525
Incyte Corp. (a)	596	56,096
Krystal Biotech, Inc. (a)	106	27,382
Moderna, Inc. (a)	58	2,946
Neurocrine Biosciences, Inc. (a)	63	8,300
Protagonist Therapeutics, Inc. (a)	289	30,461
PTC Therapeutics, Inc. (a)	369	25,140
Regeneron Pharmaceuticals, Inc.	242	186,979
Roivant Sciences Ltd. (a)	2,133	59,084
Sarepta Therapeutics, Inc. (a)	11	239
TG Therapeutics, Inc. (a)	210	6,976
United Therapeutics Corp. (a)	154	91,319
Veracyte, Inc. (a)	9	290
Vericel Corp. (a)	49	1,576
Vertex Pharmaceuticals, Inc. (a)	287	128,157
Vir Biotechnology, Inc. (a)	9	81
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	18	$217
		3,389,219
BROADLINE RETAIL — 1.6%
Amazon.com, Inc. (a)	10,908	2,271,809
eBay, Inc.	1,635	148,818
Etsy, Inc. (a)	131	6,547
Kohl's Corp.	513	6,618
Macy's, Inc.	742	13,423
Ollie's Bargain Outlet Holdings, Inc. (a)	71	6,535
		2,453,750
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	59	3,890
AAON, Inc.	28	2,317
Advanced Drainage Systems, Inc.	224	30,717
Allegion PLC	268	38,938
American Woodmark Corp. (a)	19	757
Apogee Enterprises, Inc.	3	101
Armstrong World Industries, Inc.	169	27,851
AZZ, Inc.	96	12,013
Builders FirstSource, Inc. (a)	16	1,317
Carlisle Cos., Inc.	5	1,668
Carrier Global Corp.	333	18,751
CSW Industrials, Inc.	6	1,563
Fortune Brands Innovations, Inc.	48	1,871
Gibraltar Industries, Inc. (a)	11	439
Griffon Corp.	85	6,178
Hayward Holdings, Inc. (a)	179	2,395
Insteel Industries, Inc.	86	2,890
Johnson Controls International PLC	2,819	369,148
Lennox International, Inc.	17	7,890
Masco Corp.	93	5,614
Masterbrand, Inc. (a)	123	1,022
Owens Corning	10	1,082
Quanex Building Products Corp.	77	1,384
Resideo Technologies, Inc. (a)	743	25,047
Simpson Manufacturing Co., Inc.	9	1,545
Trane Technologies PLC	411	171,280
Trex Co., Inc. (a)	15	546
UFP Industries, Inc.	8	737
Zurn Elkay Water Solutions Corp.	468	20,985
		759,936
CAPITAL MARKETS — 3.1%
Acadian Asset Management, Inc.	92	5,007
Affiliated Managers Group, Inc.	117	32,374
Ameriprise Financial, Inc.	65	28,886
ARES Management Corp. Class A	81	8,837
Artisan Partners Asset Management, Inc. Class A	151	5,495
Bank of New York Mellon Corp.	2,517	298,592
BGC Group, Inc. Class A	376	3,677
Blackrock, Inc.	195	187,534
Blackstone, Inc.	456	52,435
Carlyle Group, Inc.	485	23,469
Security Description	Shares	Value
Cboe Global Markets, Inc.	348	$97,812
Charles Schwab Corp.	5,619	528,074
CME Group, Inc.	1,121	331,087
Cohen & Steers, Inc.	17	1,063
Coinbase Global, Inc. Class A (a)	24	4,191
Donnelley Financial Solutions, Inc. (a)	2	94
Evercore, Inc. Class A	133	39,702
FactSet Research Systems, Inc.	4	868
Federated Hermes, Inc.	318	18,034
Franklin Resources, Inc.	650	15,353
Goldman Sachs Group, Inc.	1,084	917,053
Hamilton Lane, Inc. Class A	5	497
Houlihan Lokey, Inc.	62	8,904
Interactive Brokers Group, Inc. Class A	1,384	92,825
Intercontinental Exchange, Inc.	786	123,622
Invesco Ltd.	1,791	43,503
Janus Henderson Group PLC	291	14,949
Jefferies Financial Group, Inc.	63	2,600
KKR & Co., Inc.	82	7,585
MarketAxess Holdings, Inc.	4	660
Moelis & Co. Class A	97	5,529
Moody's Corp.	209	91,176
Morgan Stanley	4,363	718,019
Morningstar, Inc.	3	507
MSCI, Inc.	80	43,121
Nasdaq, Inc.	1,405	119,271
Northern Trust Corp.	634	88,487
Piper Sandler Cos.	164	12,554
PJT Partners, Inc. Class A	40	5,589
Raymond James Financial, Inc.	152	22,008
Robinhood Markets, Inc. Class A (a)	3,819	264,657
S&P Global, Inc.	424	180,344
SEI Investments Co.	107	8,396
State Street Corp. (c)	1,006	127,319
StepStone Group, Inc. Class A	98	4,677
Stifel Financial Corp.	275	20,328
StoneX Group, Inc. (a)	253	20,404
T. Rowe Price Group, Inc.	132	11,899
Victory Capital Holdings, Inc. Class A	9	589
Virtu Financial, Inc. Class A	26	1,144
Virtus Investment Partners, Inc.	4	537
WisdomTree, Inc. (b)	450	6,552
		4,647,889
CHEMICALS — 0.5%
Air Products & Chemicals, Inc.	23	6,681
Albemarle Corp.	568	101,973
Ashland, Inc.	43	2,391
Avient Corp.	33	1,198
Axalta Coating Systems Ltd. (a)	74	2,050
Balchem Corp.	11	1,864
Cabot Corp.	32	2,410
Celanese Corp.	15	987
CF Industries Holdings, Inc.	59	7,661
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Chemours Co.	106	$2,335
Corteva, Inc.	1,097	91,830
Dow, Inc.	117	4,873
DuPont de Nemours, Inc.	1,410	64,578
Eastman Chemical Co.	14	1,069
Ecolab, Inc.	410	109,068
Element Solutions, Inc.	102	3,482
FMC Corp.	52	895
Hawkins, Inc.	79	12,134
HB Fuller Co.	8	493
Ingevity Corp. (a)	34	2,422
Innospec, Inc.	3	219
International Flavors & Fragrances, Inc.	46	3,337
Koppers Holdings, Inc.	16	619
Linde PLC	403	199,791
LyondellBasell Industries NV Class A	46	3,706
Minerals Technologies, Inc.	13	922
Mosaic Co.	120	3,060
NewMarket Corp.	34	21,792
Olin Corp.	58	1,724
PPG Industries, Inc.	90	9,619
Quaker Chemical Corp.	16	1,988
RPM International, Inc.	47	4,672
Scotts Miracle-Gro Co.	18	1,095
Sensient Technologies Corp.	167	14,436
Sherwin-Williams Co.	141	45,198
Solstice Advanced Materials, Inc.	188	14,318
Stepan Co.	7	350
Westlake Corp.	1	117
		747,357
COMMERCIAL SERVICES & SUPPLIES — 0.3%
ABM Industries, Inc.	23	886
Brady Corp. Class A	52	4,224
Brink's Co.	93	9,638
Casella Waste Systems, Inc. Class A (a)	32	2,539
Cintas Corp.	212	35,858
Clean Harbors, Inc. (a)	51	14,623
Copart, Inc. (a)	111	3,685
CoreCivic, Inc. (a)	67	1,267
Deluxe Corp.	22	606
Enviri Corp. (a)	111	2,178
GEO Group, Inc. (a)	20	336
Healthcare Services Group, Inc. (a)	228	4,229
HNI Corp.	52	1,736
Interface, Inc.	177	4,411
Liquidity Services, Inc. (a)	68	2,079
MillerKnoll, Inc.	33	477
MSA Safety, Inc.	31	5,082
OPENLANE, Inc. (a)	544	15,858
Pitney Bowes, Inc.	497	5,492
RB Global, Inc.	486	46,583
Republic Services, Inc.	227	49,718
Rollins, Inc.	990	52,876
Security Description	Shares	Value
Tetra Tech, Inc.	33	$994
UniFirst Corp.	9	2,264
Veralto Corp.	217	19,187
Vestis Corp. (a)	12	94
Waste Management, Inc.	512	117,653
		404,573
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	2,190	268,888
Calix, Inc. (a)	274	13,423
Ciena Corp. (a)	683	265,161
Cisco Systems, Inc.	13,259	1,028,766
Digi International, Inc. (a)	32	1,542
Extreme Networks, Inc. (a)	482	7,269
F5, Inc. (a)	25	7,233
Harmonic, Inc. (a)	17	153
Lumentum Holdings, Inc. (a)	348	244,561
Motorola Solutions, Inc.	64	27,774
NetScout Systems, Inc. (a)	165	5,245
Viasat, Inc. (a)	731	33,480
Viavi Solutions, Inc. (a)	944	31,416
		1,934,911
CONSTRUCTION & ENGINEERING — 0.7%
AECOM	78	6,616
API Group Corp. (a)	1,434	58,106
Arcosa, Inc.	57	6,050
Comfort Systems USA, Inc.	173	238,565
Dycom Industries, Inc. (a)	137	46,418
EMCOR Group, Inc.	162	119,606
Everus Construction Group, Inc. (a)	171	20,188
Fluor Corp. (a)	10	466
Granite Construction, Inc.	168	20,140
MasTec, Inc. (a)	240	77,218
MYR Group, Inc. (a)	66	18,633
Primoris Services Corp.	246	35,188
Quanta Services, Inc.	539	295,922
Sterling Infrastructure, Inc. (a)	147	59,869
Valmont Industries, Inc.	56	22,376
		1,025,361
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	2,253	236,836
Eagle Materials, Inc.	14	2,652
Knife River Corp. (a)	7	572
Martin Marietta Materials, Inc.	140	82,415
Vulcan Materials Co.	214	58,272
		380,747
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	875	34,326
American Express Co.	1,674	506,352
Bread Financial Holdings, Inc.	106	7,938
Capital One Financial Corp.	1,944	354,644
Encore Capital Group, Inc. (a)	12	841
Enova International, Inc. (a)	113	15,349
EZCORP, Inc. Class A (a)	280	7,106
FirstCash Holdings, Inc.	157	29,516
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Navient Corp.	149	$1,219
PRA Group, Inc. (a)	58	1,015
PROG Holdings, Inc.	6	172
SLM Corp.	355	7,601
Synchrony Financial	1,216	82,712
		1,048,791
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Albertsons Cos., Inc. Class A	138	2,352
Andersons, Inc.	33	2,369
BJ's Wholesale Club Holdings, Inc. (a)	78	7,677
Casey's General Stores, Inc.	139	101,173
Chefs' Warehouse, Inc. (a)	93	5,529
Costco Wholesale Corp.	166	165,407
Dollar General Corp.	1,068	126,804
Dollar Tree, Inc. (a)	929	101,735
Grocery Outlet Holding Corp. (a)	126	888
Kroger Co.	990	71,636
Maplebear, Inc. (a)	66	2,472
Performance Food Group Co. (a)	215	18,417
PriceSmart, Inc.	91	13,695
Sprouts Farmers Market, Inc. (a)	53	4,088
Sysco Corp.	658	46,935
Target Corp.	72	8,726
U.S. Foods Holding Corp. (a)	358	33,011
United Natural Foods, Inc. (a)	129	5,813
Walmart, Inc.	9,288	1,154,313
		1,873,040
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	291	11,567
AptarGroup, Inc.	8	1,008
Avery Dennison Corp.	106	18,304
Ball Corp.	237	14,009
Crown Holdings, Inc.	351	35,188
Graphic Packaging Holding Co.	52	517
Greif, Inc. Class A	9	604
International Paper Co.	68	2,428
O-I Glass, Inc. (a)	120	1,261
Packaging Corp. of America	125	26,527
Sealed Air Corp.	463	19,469
Silgan Holdings, Inc.	11	427
Smurfit Westrock PLC	67	2,670
Sonoco Products Co.	75	4,057
		138,036
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	258	27,284
LKQ Corp.	194	5,698
Pool Corp.	4	809
		33,791
DIVERSIFIED CONSUMER SERVICES — 0.0% *
Covista, Inc. (a)	66	7,606
Duolingo, Inc. (a)	6	591
Frontdoor, Inc. (a)	112	5,920
Graham Holdings Co. Class B	11	11,630
Security Description	Shares	Value
Grand Canyon Education, Inc. (a)	20	$3,401
H&R Block, Inc.	57	1,809
Matthews International Corp. Class A	61	1,575
Mister Car Wash, Inc. (a)	227	1,582
Perdoceo Education Corp.	98	3,647
Service Corp. International	168	13,862
Strategic Education, Inc.	2	166
Stride, Inc. (a)	6	529
		52,318
DIVERSIFIED REITs — 0.0% *
American Assets Trust, Inc. REIT	53	976
Essential Properties Realty Trust, Inc. REIT	192	5,829
Global Net Lease, Inc. REIT	210	1,966
WP Carey, Inc. REIT	685	46,552
		55,323
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	13,066	378,783
Cogent Communications Holdings, Inc. (b)	44	829
Comcast Corp. Class A	2,263	64,971
Iridium Communications, Inc.	132	3,662
Lumen Technologies, Inc. (a)	4,346	30,205
Shenandoah Telecommunications Co.	148	2,282
Uniti Group, Inc.	56	525
Verizon Communications, Inc.	7,879	395,526
		876,783
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	544	39,037
American Electric Power Co., Inc.	1,666	218,379
Constellation Energy Corp.	973	271,710
Duke Energy Corp.	1,453	190,256
Edison International	1,004	73,473
Entergy Corp.	1,165	130,899
Evergy, Inc.	720	58,982
Eversource Energy	1,265	87,639
Exelon Corp.	2,136	104,707
FirstEnergy Corp.	1,362	68,999
Hawaiian Electric Industries, Inc. (a)	620	9,201
IDACORP, Inc.	168	24,019
MGE Energy, Inc.	55	4,251
NextEra Energy, Inc.	4,933	458,177
NRG Energy, Inc.	978	142,925
OGE Energy Corp.	327	15,683
Otter Tail Corp.	27	2,370
PG&E Corp.	3,559	62,532
Pinnacle West Capital Corp.	128	12,896
Portland General Electric Co.	378	19,947
PPL Corp.	1,379	52,678
Southern Co.	2,059	198,735
TXNM Energy, Inc.	329	19,233
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	1,255	$99,697
		2,366,425
ELECTRICAL EQUIPMENT — 1.3%
Acuity, Inc.	70	19,615
AMETEK, Inc.	488	104,608
Eaton Corp. PLC	436	155,944
Emerson Electric Co.	909	119,097
EnerSys	142	24,668
GE Vernova, Inc.	1,308	1,141,753
Generac Holdings, Inc. (a)	50	9,766
Hubbell, Inc.	82	40,241
Nextpower, Inc. Class A (a)	720	86,796
nVent Electric PLC	742	87,764
Powell Industries, Inc.	34	18,397
Regal Rexnord Corp.	14	2,622
Rockwell Automation, Inc.	415	148,935
Sensata Technologies Holding PLC	491	17,293
Sunrun, Inc. (a)	1,126	15,269
Vicor Corp. (a)	110	17,710
		2,010,478
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Advanced Energy Industries, Inc.	184	59,379
Amphenol Corp. Class A	5,949	751,656
Arlo Technologies, Inc. (a)	568	8,083
Arrow Electronics, Inc. (a)	28	4,015
Avnet, Inc.	98	6,039
Badger Meter, Inc.	11	1,676
Belden, Inc.	51	5,856
Benchmark Electronics, Inc.	60	3,364
CDW Corp.	41	4,962
Cognex Corp.	104	5,095
Coherent Corp. (a)	910	216,771
Corning, Inc.	3,793	515,734
Crane NXT Co.	7	284
CTS Corp.	21	1,003
ePlus, Inc.	7	527
Fabrinet (a)	176	91,787
Flex Ltd. (a)	1,432	93,739
Insight Enterprises, Inc. (a)	4	268
IPG Photonics Corp. (a)	12	1,375
Itron, Inc. (a)	20	1,793
Jabil, Inc.	409	108,643
Keysight Technologies, Inc. (a)	362	102,218
Knowles Corp. (a)	205	5,264
Littelfuse, Inc.	46	15,610
Mirion Technologies, Inc. (a)	955	17,753
Novanta, Inc. (a)	25	2,953
OSI Systems, Inc. (a)	58	15,400
PC Connection, Inc.	7	409
Plexus Corp. (a)	40	8,102
Ralliant Corp.	126	5,240
Rogers Corp. (a)	2	215
Sanmina Corp. (a)	235	30,465
ScanSource, Inc. (a)	17	617
Security Description	Shares	Value
TD SYNNEX Corp.	125	$21,089
TE Connectivity PLC	1,357	283,640
Teledyne Technologies, Inc. (a)	66	39,931
TTM Technologies, Inc. (a)	505	49,197
Vishay Intertechnology, Inc.	22	396
Vontier Corp.	130	4,611
Zebra Technologies Corp. Class A (a)	6	1,254
		2,486,413
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	109	3,793
Atlas Energy Solutions, Inc. (b)	225	2,952
Baker Hughes Co.	1,353	82,601
Bristow Group, Inc.	74	3,470
Cactus, Inc. Class A	41	1,942
Core Laboratories, Inc.	19	319
Halliburton Co.	1,783	69,519
Helix Energy Solutions Group, Inc. (a)	9	89
Helmerich & Payne, Inc.	43	1,549
Innovex International, Inc. (a)	52	1,268
Kodiak Gas Services, Inc.	27	1,575
Liberty Energy, Inc.	35	1,008
Noble Corp. PLC	9	442
NOV, Inc.	775	14,578
Oceaneering International, Inc. (a)	30	1,064
Patterson-UTI Energy, Inc.	63	682
RPC, Inc.	13	92
SLB Ltd.	1,675	86,078
TechnipFMC PLC	1,562	107,981
Tidewater, Inc. (a)	7	585
Valaris Ltd. (a)	53	5,196
Weatherford International PLC	246	23,267
		410,050
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc.	70	1,996
Electronic Arts, Inc.	1,036	211,209
Live Nation Entertainment, Inc. (a)	180	27,452
Madison Square Garden Sports Corp. (a)	56	17,998
Netflix, Inc. (a)	3,699	355,659
Take-Two Interactive Software, Inc. (a)	624	123,240
TKO Group Holdings, Inc.	243	49,001
Walt Disney Co.	2,450	236,131
Warner Bros Discovery, Inc. (a)	12,040	330,619
Warner Music Group Corp. Class A	183	4,674
		1,357,979
FINANCIAL SERVICES — 2.0%
Apollo Global Management, Inc.	175	19,498
Berkshire Hathaway, Inc. Class B (a)	2,970	1,423,224
Block, Inc. (a)	71	4,273
Corebridge Financial, Inc.	149	3,555
Corpay, Inc. (a)	9	2,619
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Enact Holdings, Inc.	65	$2,653
Equitable Holdings, Inc.	181	6,717
Essent Group Ltd.	124	7,247
Euronet Worldwide, Inc. (a)	62	4,115
EVERTEC, Inc.	57	1,609
Fidelity National Information Services, Inc.	44	2,064
Fiserv, Inc. (a)	74	4,129
Global Payments, Inc.	54	3,634
HA Sustainable Infrastructure Capital, Inc.	395	14,516
Jack Henry & Associates, Inc.	119	18,807
Jackson Financial, Inc. Class A	180	19,030
Mastercard, Inc. Class A	1,122	560,618
MGIC Investment Corp.	529	13,886
NCR Atleos Corp. (a)	233	10,154
NMI Holdings, Inc. (a)	161	6,039
Payoneer Global, Inc. (a)	44	213
PayPal Holdings, Inc.	118	5,337
Radian Group, Inc.	175	5,789
Sezzle, Inc. (a) (b)	74	4,683
Shift4 Payments, Inc. Class A (a) (b)	24	1,050
Visa, Inc. Class A	2,730	825,115
Voya Financial, Inc.	180	12,298
Walker & Dunlop, Inc.	27	1,198
Western Union Co. (b)	80	698
WEX, Inc. (a)	5	765
		2,985,533
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	1,260	91,589
Bunge Global SA	420	53,424
Cal-Maine Foods, Inc.	7	554
Campbell's Co. (b)	76	1,692
Conagra Brands, Inc.	73	1,148
Darling Ingredients, Inc. (a)	35	2,165
Flowers Foods, Inc.	20	163
Fresh Del Monte Produce, Inc.	60	2,416
General Mills, Inc.	73	2,717
Hershey Co.	501	104,153
Hormel Foods Corp.	122	2,763
Ingredion, Inc.	56	6,309
J&J Snack Foods Corp.	6	476
J.M. Smucker Co.	72	6,944
John B Sanfilippo & Son, Inc.	10	793
Kraft Heinz Co.	99	2,226
Lamb Weston Holdings, Inc.	75	3,169
Marzetti Co.	16	2,213
McCormick & Co., Inc.	99	4,994
Mondelez International, Inc. Class A	803	46,285
Pilgrim's Pride Corp.	45	1,699
Post Holdings, Inc. (a)	65	6,426
Simply Good Foods Co. (a)	80	1,148
Tootsie Roll Industries, Inc.	82	3,523
Tyson Foods, Inc. Class A	527	33,765
		382,754
Security Description	Shares	Value
GAS UTILITIES — 0.1%
Atmos Energy Corp.	515	$95,131
Chesapeake Utilities Corp.	52	6,571
MDU Resources Group, Inc.	485	10,049
National Fuel Gas Co.	240	22,551
New Jersey Resources Corp.	149	8,183
Northwest Natural Holding Co.	118	6,280
ONE Gas, Inc.	140	12,058
Southwest Gas Holdings, Inc.	97	8,429
Spire, Inc.	199	18,018
UGI Corp.	726	26,441
		213,711
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	13	1,279
Avis Budget Group, Inc. (a) (b)	65	9,480
CSX Corp.	3,944	161,901
Heartland Express, Inc.	50	520
Hertz Global Holdings, Inc. (a) (b)	226	1,042
JB Hunt Transport Services, Inc.	181	38,354
Knight-Swift Transportation Holdings, Inc.	51	2,937
Landstar System, Inc.	13	2,084
Marten Transport Ltd.	131	1,720
Norfolk Southern Corp.	530	152,110
Old Dominion Freight Line, Inc.	71	13,873
RXO, Inc. (a)	18	263
Ryder System, Inc.	119	24,360
Saia, Inc. (a)	11	3,864
Schneider National, Inc. Class B	95	2,504
Uber Technologies, Inc. (a)	6,402	460,496
Union Pacific Corp.	368	89,284
Werner Enterprises, Inc.	7	206
XPO, Inc. (a)	132	25,681
		991,958
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Abbott Laboratories	2,384	244,765
Align Technology, Inc. (a)	10	1,714
Artivion, Inc. (a)	148	5,420
Avanos Medical, Inc. (a)	5	70
Baxter International, Inc.	84	1,411
Becton Dickinson & Co.	50	7,861
Boston Scientific Corp. (a)	924	57,981
CONMED Corp.	3	106
Cooper Cos., Inc. (a)	16	1,144
Dentsply Sirona, Inc.	42	487
Dexcom, Inc. (a)	48	3,014
Edwards Lifesciences Corp. (a)	1,812	145,105
Embecta Corp.	25	221
Enovis Corp. (a)	15	341
Envista Holdings Corp. (a)	147	3,729
GE HealthCare Technologies, Inc.	195	13,880
Glaukos Corp. (a)	21	2,261
Globus Medical, Inc. Class A (a)	38	3,274
Haemonetics Corp. (a)	26	1,465
Hologic, Inc. (a)	358	27,061
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ICU Medical, Inc. (a)	3	$387
IDEXX Laboratories, Inc. (a)	366	205,652
Inspire Medical Systems, Inc. (a)	12	619
Insulet Corp. (a)	94	19,725
Integer Holdings Corp. (a)	13	1,144
Integra LifeSciences Holdings Corp. (a)	7	66
Intuitive Surgical, Inc. (a)	486	224,041
Lantheus Holdings, Inc. (a)	9	683
LeMaitre Vascular, Inc.	23	2,511
LivaNova PLC (a)	183	11,631
Masimo Corp. (a)	7	1,245
Medtronic PLC	2,401	208,047
Merit Medical Systems, Inc. (a)	21	1,448
Neogen Corp. (a)	157	1,459
Omnicell, Inc. (a)	13	434
Penumbra, Inc. (a)	102	33,494
QuidelOrtho Corp. (a)	5	82
ResMed, Inc.	197	44,223
Solventum Corp. (a)	243	15,868
STAAR Surgical Co. (a)	14	262
STERIS PLC	255	56,388
Stryker Corp.	214	70,318
Tandem Diabetes Care, Inc. (a)	9	173
Teleflex, Inc.	6	718
TransMedics Group, Inc. (a)	127	12,625
UFP Technologies, Inc. (a)	1	194
Zimmer Biomet Holdings, Inc.	106	9,585
		1,444,332
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Acadia Healthcare Co., Inc. (a)	50	1,169
AdaptHealth Corp. (a)	206	2,451
Addus HomeCare Corp. (a)	26	2,435
AMN Healthcare Services, Inc. (a)	21	385
Astrana Health, Inc. (a)	17	417
BrightSpring Health Services, Inc. (a)	610	25,992
Cardinal Health, Inc.	1,148	242,584
Cencora, Inc.	700	219,898
Centene Corp. (a)	76	2,488
Chemed Corp.	5	1,889
Cigna Group	164	43,747
Concentra Group Holdings Parent, Inc.	125	2,681
CorVel Corp. (a)	35	1,913
CVS Health Corp.	4,901	351,990
DaVita, Inc. (a)	21	3,227
Elevance Health, Inc.	135	39,521
Encompass Health Corp.	188	18,185
Ensign Group, Inc.	190	38,285
HCA Healthcare, Inc.	604	285,837
HealthEquity, Inc. (a)	29	2,424
Henry Schein, Inc. (a)	70	5,159
Hims & Hers Health, Inc. (a)	82	1,702
Humana, Inc.	43	7,456
Labcorp Holdings, Inc.	115	30,683
Security Description	Shares	Value
McKesson Corp.	442	$382,489
Molina Healthcare, Inc. (a)	20	2,666
National HealthCare Corp.	10	1,597
NeoGenomics, Inc. (a)	15	111
Option Care Health, Inc. (a)	218	5,869
Pediatrix Medical Group, Inc. (a)	308	6,588
Privia Health Group, Inc. (a)	187	3,847
Progyny, Inc. (a)	148	2,513
Quest Diagnostics, Inc.	207	40,568
RadNet, Inc. (a)	129	7,210
Select Medical Holdings Corp.	13	212
Tenet Healthcare Corp. (a)	327	61,708
U.S. Physical Therapy, Inc.	8	600
UnitedHealth Group, Inc.	126	34,094
Universal Health Services, Inc. Class B	142	25,414
		1,908,004
HEALTH CARE REITs — 0.5%
Alexandria Real Estate Equities, Inc. REIT	18	836
CareTrust REIT, Inc.	862	31,592
Healthcare Realty Trust, Inc. REIT	500	8,495
Healthpeak Properties, Inc. REIT	329	5,406
LTC Properties, Inc. REIT	19	706
Medical Properties Trust, Inc. REIT	732	3,389
Omega Healthcare Investors, Inc. REIT	998	43,732
Sabra Health Care REIT, Inc.	784	15,076
Universal Health Realty Income Trust REIT	49	1,983
Ventas, Inc. REIT	1,701	139,108
Welltower, Inc. REIT	2,518	497,834
		748,157
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	243	1,385
Doximity, Inc. Class A (a)	20	466
HealthStream, Inc.	70	1,450
Schrodinger, Inc. (a)	87	988
Waystar Holding Corp. (a)	41	989
		5,278
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc.	111	1,277
DiamondRock Hospitality Co. REIT	121	1,134
Host Hotels & Resorts, Inc. REIT	1,355	25,962
Park Hotels & Resorts, Inc. REIT	37	390
Pebblebrook Hotel Trust REIT	21	265
Ryman Hospitality Properties, Inc. REIT	37	3,414
Sunstone Hotel Investors, Inc. REIT	135	1,216
Xenia Hotels & Resorts, Inc. REIT	112	1,661
		35,319
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	687	86,754
Aramark	264	10,703
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
BJ's Restaurants, Inc. (a)	36	$1,264
Booking Holdings, Inc.	68	286,302
Boyd Gaming Corp.	122	10,026
Brinker International, Inc. (a)	34	4,854
Caesars Entertainment, Inc. (a)	41	1,084
Carnival Corp.	2,025	52,407
Cava Group, Inc. (a)	12	971
Cheesecake Factory, Inc.	24	1,314
Chipotle Mexican Grill, Inc. (a)	187	5,986
Choice Hotels International, Inc. (b)	9	932
Churchill Downs, Inc.	16	1,437
Cracker Barrel Old Country Store, Inc.	12	337
Darden Restaurants, Inc.	100	19,604
Domino's Pizza, Inc.	23	8,252
DoorDash, Inc. Class A (a)	1,160	174,174
Expedia Group, Inc.	564	130,222
Golden Entertainment, Inc.	7	187
Hilton Grand Vacations, Inc. (a)	94	3,677
Hilton Worldwide Holdings, Inc.	493	149,911
Hyatt Hotels Corp. Class A	32	4,601
Las Vegas Sands Corp.	1,173	63,201
Marriott International, Inc. Class A	414	135,407
Marriott Vacations Worldwide Corp.	4	260
McDonald's Corp.	1,328	412,729
MGM Resorts International (a)	310	11,473
Monarch Casino & Resort, Inc.	23	2,199
Norwegian Cruise Line Holdings Ltd. (a)	57	1,066
Papa John's International, Inc.	16	519
Penn Entertainment, Inc. (a)	205	3,081
Planet Fitness, Inc. Class A (a)	115	8,554
Pursuit Attractions & Hospitality, Inc. (a)	51	1,868
Red Rock Resorts, Inc. Class A	178	9,498
Royal Caribbean Cruises Ltd.	407	111,998
Sabre Corp. (a)	63	91
Shake Shack, Inc. Class A (a)	5	442
Six Flags Entertainment Corp. (a) (b)	89	1,580
Starbucks Corp.	425	38,076
Texas Roadhouse, Inc.	27	4,459
Travel & Leisure Co.	193	13,354
Vail Resorts, Inc. (b)	8	1,027
Wendy's Co.	133	924
Wingstop, Inc.	4	620
Wyndham Hotels & Resorts, Inc.	9	731
Wynn Resorts Ltd.	264	26,809
Yum! Brands, Inc.	865	134,490
		1,939,455
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	24	11,623
Century Communities, Inc.	3	172
Champion Homes, Inc. (a)	8	595
DR Horton, Inc.	375	51,457
Ethan Allen Interiors, Inc.	26	579
Security Description	Shares	Value
Garmin Ltd.	101	$23,433
Green Brick Partners, Inc. (a)	31	1,998
Installed Building Products, Inc.	77	20,417
KB Home	41	2,122
La-Z-Boy, Inc.	15	482
Leggett & Platt, Inc.	28	277
Lennar Corp. Class A	2	174
LGI Homes, Inc. (a)	2	79
M/I Homes, Inc. (a)	7	857
Meritage Homes Corp.	9	557
Mohawk Industries, Inc. (a)	24	2,363
Newell Brands, Inc.	66	226
NVR, Inc. (a)	1	6,590
PulteGroup, Inc.	314	36,929
Somnigroup International, Inc.	811	59,949
Sonos, Inc. (a)	86	1,152
Taylor Morrison Home Corp. (a)	76	4,426
Toll Brothers, Inc.	136	18,560
TopBuild Corp. (a)	83	29,158
Tri Pointe Homes, Inc. (a)	20	935
Whirlpool Corp. (b)	7	377
		275,487
HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. Class A (a)	46	1,491
Church & Dwight Co., Inc.	105	9,799
Clorox Co.	15	1,554
Colgate-Palmolive Co.	505	43,041
Energizer Holdings, Inc.	12	197
Kimberly-Clark Corp.	127	12,252
Procter & Gamble Co.	875	126,385
Reynolds Consumer Products, Inc.	18	381
WD-40 Co.	7	1,428
		196,528
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,570	36,212
Clearway Energy, Inc. Class A	160	6,267
Clearway Energy, Inc. Class C	306	12,023
Ormat Technologies, Inc.	300	33,576
Talen Energy Corp. (a)	223	71,188
Vistra Corp.	279	41,942
		201,208
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	860	124,898
Honeywell International, Inc.	398	89,960
		214,858
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	98	18,139
First Industrial Realty Trust, Inc. REIT	244	14,115
Innovative Industrial Properties, Inc. REIT	4	201
LXP Industrial Trust REIT	64	2,960
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Prologis, Inc. REIT	1,737	$229,597
Rexford Industrial Realty, Inc. REIT	106	3,469
STAG Industrial, Inc. REIT	398	14,352
Terreno Realty Corp. REIT	71	4,361
		287,194
INSURANCE — 1.2%
Aflac, Inc.	720	78,991
Allstate Corp.	490	101,597
American Financial Group, Inc.	113	14,431
American International Group, Inc.	1,682	126,570
AMERISAFE, Inc.	8	267
Aon PLC Class A	138	44,544
Arch Capital Group Ltd. (a)	496	47,611
Arthur J Gallagher & Co.	94	20,359
Assurant, Inc.	120	26,137
Assured Guaranty Ltd.	35	2,852
Brighthouse Financial, Inc. (a)	105	6,287
Brown & Brown, Inc.	34	2,217
Chubb Ltd.	955	311,263
Cincinnati Financial Corp.	486	76,472
CNO Financial Group, Inc.	275	11,292
Employers Holdings, Inc.	68	2,798
Erie Indemnity Co. Class A	9	2,262
Everest Group Ltd.	43	14,055
Fidelity National Financial, Inc.	359	16,650
First American Financial Corp.	118	7,114
Genworth Financial, Inc. (a)	1,021	8,291
Globe Life, Inc.	193	26,860
Goosehead Insurance, Inc. Class A (a)	3	128
Hanover Insurance Group, Inc.	107	18,548
Hartford Insurance Group, Inc.	941	127,251
HCI Group, Inc.	52	8,040
Horace Mann Educators Corp.	162	6,914
Kemper Corp.	110	3,362
Kinsale Capital Group, Inc.	18	6,150
Lincoln National Corp.	394	13,987
Loews Corp.	514	54,864
Marsh & McLennan Cos., Inc.	187	32,435
Mercury General Corp.	55	4,848
MetLife, Inc.	348	24,611
Old Republic International Corp.	767	30,603
Palomar Holdings, Inc. (a)	86	10,277
Primerica, Inc.	23	5,761
Principal Financial Group, Inc.	373	33,611
ProAssurance Corp. (a)	201	4,969
Progressive Corp.	363	71,961
Prudential Financial, Inc.	395	38,588
Reinsurance Group of America, Inc.	34	6,941
RenaissanceRe Holdings Ltd.	141	41,909
RLI Corp.	40	2,282
Ryan Specialty Holdings, Inc. (b)	58	1,957
Safety Insurance Group, Inc.	10	726
Selective Insurance Group, Inc.	35	2,639
SiriusPoint Ltd. (a)	410	8,831
Stewart Information Services Corp.	33	2,032
Security Description	Shares	Value
Travelers Cos., Inc.	673	$196,301
Trupanion, Inc. (a)	4	102
United Fire Group, Inc.	76	2,817
Unum Group	247	18,038
W.R. Berkley Corp.	1,007	66,744
Willis Towers Watson PLC	135	39,244
		1,836,391
INTERACTIVE MEDIA & SERVICES — 8.7%
Alphabet, Inc. Class A	23,905	6,874,122
Alphabet, Inc. Class C	18,039	5,174,668
Cargurus, Inc. (a)	88	2,996
IAC, Inc. (a)	35	1,401
Match Group, Inc.	147	4,514
Meta Platforms, Inc. Class A	1,901	1,087,619
Pinterest, Inc. Class A (a)	69	1,265
QuinStreet, Inc. (a)	64	769
Shutterstock, Inc.	68	1,130
TripAdvisor, Inc. (a)	105	1,119
Yelp, Inc. (a)	26	643
Ziff Davis, Inc. (a)	62	2,602
ZoomInfo Technologies, Inc. (a) (b)	60	359
		13,153,207
IT SERVICES — 0.6%
Accenture PLC Class A	83	16,458
Akamai Technologies, Inc. (a)	13	1,493
ASGN, Inc. (a)	36	1,394
Cognizant Technology Solutions Corp. Class A	664	40,736
DigitalOcean Holdings, Inc. (a) (b)	179	15,355
DXC Technology Co. (a)	17	214
EPAM Systems, Inc. (a)	6	812
Gartner, Inc. (a)	9	1,425
GoDaddy, Inc. Class A (a)	16	1,323
Grid Dynamics Holdings, Inc. (a)	298	1,699
International Business Machines Corp.	2,911	705,597
Kyndryl Holdings, Inc. (a)	24	315
Okta, Inc. (a)	104	8,186
Twilio, Inc. Class A (a)	136	17,111
VeriSign, Inc.	179	44,456
		856,574
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp.	81	7,572
Brunswick Corp.	134	9,750
Callaway Golf Co. (a)	116	1,610
Mattel, Inc. (a)	119	1,729
Polaris, Inc.	189	10,300
YETI Holdings, Inc. (a)	247	9,038
		39,999
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	511	47,830
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	179	20,402
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Avantor, Inc. (a)	303	$2,375
Azenta, Inc. (a)	6	127
BioLife Solutions, Inc. (a)	32	611
Bio-Rad Laboratories, Inc. Class A (a)	2	557
Bio-Techne Corp.	11	575
Bruker Corp.	63	2,276
Charles River Laboratories International, Inc. (a)	152	26,220
Cytek Biosciences, Inc. (a)	112	489
Danaher Corp.	1,017	192,823
Fortrea Holdings, Inc. (a)	14	132
Illumina, Inc. (a)	173	21,324
IQVIA Holdings, Inc. (a)	358	61,053
Medpace Holdings, Inc. (a)	110	52,821
Mettler-Toledo International, Inc. (a)	24	30,269
Repligen Corp. (a)	15	1,767
Revvity, Inc.	15	1,314
Sotera Health Co. (a)	693	9,938
Thermo Fisher Scientific, Inc.	420	206,443
Waters Corp. (a)	51	15,188
West Pharmaceutical Services, Inc.	9	2,256
		648,960
MACHINERY — 2.2%
AGCO Corp.	99	11,471
Alamo Group, Inc.	3	495
Albany International Corp. Class A	10	522
Astec Industries, Inc.	39	2,100
Caterpillar, Inc.	2,142	1,517,521
Chart Industries, Inc. (a)	49	10,131
CNH Industrial NV	111	1,221
Crane Co.	89	15,219
Cummins, Inc.	532	286,227
Deere & Co.	348	196,028
Donaldson Co., Inc.	392	33,269
Dover Corp.	122	25,431
Enerpac Tool Group Corp.	20	729
Enpro, Inc.	55	13,786
Esab Corp.	29	2,803
ESCO Technologies, Inc.	98	27,574
Federal Signal Corp.	115	12,436
Flowserve Corp.	269	19,774
Fortive Corp.	237	13,101
Franklin Electric Co., Inc.	23	2,120
Gates Industrial Corp. PLC (a)	416	9,406
Graco, Inc.	204	17,269
Greenbrier Cos., Inc.	59	3,106
IDEX Corp.	9	1,706
Illinois Tool Works, Inc.	300	78,087
Ingersoll Rand, Inc.	133	10,656
ITT, Inc.	223	42,488
JBT Marel Corp.	110	14,066
Kadant, Inc.	7	2,046
Kennametal, Inc.	70	2,529
Lincoln Electric Holdings, Inc.	165	41,098
Lindsay Corp.	24	2,858
Security Description	Shares	Value
Middleby Corp. (a)	20	$2,652
Mueller Industries, Inc.	428	47,422
Mueller Water Products, Inc. Class A	250	6,872
Nordson Corp.	98	26,074
Oshkosh Corp.	120	17,665
Otis Worldwide Corp.	270	20,812
PACCAR, Inc.	723	83,506
Parker-Hannifin Corp.	423	378,687
Pentair PLC	226	19,687
Proto Labs, Inc. (a)	80	4,562
RBC Bearings, Inc. (a)	106	57,571
Snap-on, Inc.	77	27,968
SPX Technologies, Inc. (a)	193	38,588
Standex International Corp.	38	9,685
Stanley Black & Decker, Inc.	28	1,990
Tennant Co.	3	199
Terex Corp.	241	14,243
Timken Co.	103	10,359
Titan International, Inc. (a)	67	463
Toro Co.	32	2,990
Trinity Industries, Inc.	53	1,706
Watts Water Technologies, Inc. Class A	98	28,448
Westinghouse Air Brake Technologies Corp.	233	58,229
Worthington Enterprises, Inc.	113	5,892
Xylem, Inc.	459	54,850
		3,338,393
MARINE — 0.0% *
Kirby Corp. (a)	30	3,987
Matson, Inc.	12	1,967
		5,954
MEDIA — 0.2%
Cable One, Inc. (a)	1	91
Charter Communications, Inc. Class A (a)	13	2,806
DoubleVerify Holdings, Inc. (a)	15	142
EchoStar Corp. Class A (a)	685	80,193
Fox Corp. Class A	804	46,954
Fox Corp. Class B	536	28,462
John Wiley & Sons, Inc. Class A	41	1,562
New York Times Co. Class A	544	45,549
News Corp. Class A	389	9,698
News Corp. Class B	81	2,309
Nexstar Media Group, Inc.	102	18,445
Omnicom Group, Inc.	280	21,087
Paramount Skydance Corp. Class B	1,049	9,462
Scholastic Corp.	32	1,250
Trade Desk, Inc. Class A (a)	9	204
		268,214
METALS & MINING — 1.0%
Alcoa Corp.	996	66,065
Alpha Metallurgical Resources, Inc. (a)	4	821
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Century Aluminum Co. (a)	138	$8,099
Cleveland-Cliffs, Inc. (a)	2,059	17,398
Commercial Metals Co.	428	26,292
Freeport-McMoRan, Inc.	5,543	325,817
Hecla Mining Co.	3,393	63,212
Kaiser Aluminum Corp.	82	9,882
Materion Corp.	20	2,893
Metallus, Inc. (a)	24	392
MP Materials Corp. (a) (b)	654	31,562
Newmont Corp.	5,304	574,158
Nucor Corp.	772	130,545
Reliance, Inc.	53	16,108
Royal Gold, Inc.	373	94,925
Steel Dynamics, Inc.	498	89,640
Warrior Met Coal, Inc.	253	23,567
Worthington Steel, Inc.	14	425
		1,481,801
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Adamas Trust, Inc. REIT	187	1,376
Annaly Capital Management, Inc. REIT	2,294	48,518
Apollo Commercial Real Estate Finance, Inc. REIT	411	4,340
Arbor Realty Trust, Inc. REIT	294	2,267
ARMOUR Residential REIT, Inc. (b)	124	2,068
Blackstone Mortgage Trust, Inc. Class A REIT	265	5,075
Ellington Financial, Inc. REIT	161	1,908
Franklin BSP Realty Trust, Inc. REIT	191	1,622
PennyMac Mortgage Investment Trust REIT	194	2,262
Redwood Trust, Inc. REIT	261	1,464
Two Harbors Investment Corp. REIT	66	754
Starwood Property Trust, Inc. REIT	533	9,178
		80,832
MULTI-UTILITIES — 0.5%
Ameren Corp.	509	55,949
Avista Corp.	129	5,178
Black Hills Corp.	251	17,422
CenterPoint Energy, Inc.	2,030	87,615
CMS Energy Corp.	572	44,376
Consolidated Edison, Inc.	679	76,849
Dominion Energy, Inc.	1,592	98,417
DTE Energy Co.	441	64,483
NiSource, Inc.	1,129	52,679
Northwestern Energy Group, Inc.	205	13,518
Public Service Enterprise Group, Inc.	681	55,127
Sempra	1,216	118,159
Unitil Corp.	11	574
WEC Energy Group, Inc.	610	70,620
		760,966
OFFICE REITs — 0.0% *
BXP, Inc. REIT	196	10,172
Security Description	Shares	Value
COPT Defense Properties REIT	136	$4,162
Cousins Properties, Inc. REIT	185	4,175
Douglas Emmett, Inc. REIT	243	2,289
Easterly Government Properties, Inc. REIT	47	1,007
Highwoods Properties, Inc. REIT	248	5,310
JBG SMITH Properties REIT	114	1,666
Kilroy Realty Corp. REIT	182	5,134
SL Green Realty Corp. REIT	84	3,103
Vornado Realty Trust REIT	23	598
		37,616
OIL, GAS & CONSUMABLE FUELS — 2.7%
Antero Midstream Corp.	786	17,921
Antero Resources Corp. (a)	186	7,894
APA Corp.	930	39,469
California Resources Corp.	49	3,392
Chevron Corp.	3,032	627,321
Chord Energy Corp.	7	995
CNX Resources Corp. (a)	487	18,774
Comstock Resources, Inc. (a)	266	5,607
ConocoPhillips	1,383	182,556
Core Natural Resources, Inc.	14	1,466
Coterra Energy, Inc.	708	24,879
Crescent Energy Co. Class A	33	446
CVR Energy, Inc. (a)	65	2,187
Devon Energy Corp.	1,170	58,874
Diamondback Energy, Inc.	121	23,933
Dorian LPG Ltd.	10	342
DT Midstream, Inc.	316	42,556
EOG Resources, Inc.	201	29,059
EQT Corp.	1,008	64,149
Expand Energy Corp.	508	55,768
Exxon Mobil Corp.	10,919	1,852,518
HF Sinclair Corp.	569	35,500
International Seaways, Inc.	146	10,640
Kinder Morgan, Inc.	3,168	106,223
Kinetik Holdings, Inc. (b)	14	678
Magnolia Oil & Gas Corp. Class A	146	4,609
Marathon Petroleum Corp.	635	155,054
Matador Resources Co.	32	2,022
Murphy Oil Corp.	455	18,769
Northern Oil & Gas, Inc.	13	380
Occidental Petroleum Corp.	500	32,500
ONEOK, Inc.	84	7,593
Ovintiv, Inc.	157	9,320
Par Pacific Holdings, Inc. (a)	267	16,725
PBF Energy, Inc. Class A	37	1,762
Peabody Energy Corp.	564	18,584
Permian Resources Corp. Class A	698	14,881
Phillips 66 Co.	852	155,217
Range Resources Corp.	205	9,262
REX American Resources Corp. (a)	22	1,003
SM Energy Co.	25	779
Talos Energy, Inc. (a)	32	504
Targa Resources Corp.	134	33,598
Texas Pacific Land Corp.	6	2,847
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Valero Energy Corp.	1,026	$253,504
Viper Energy, Inc. Class A	120	5,639
Williams Cos., Inc.	2,586	188,209
World Kinect Corp.	120	2,768
		4,148,676
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	23	1,673
Sylvamo Corp.	4	169
		1,842
PERSONAL CARE PRODUCTS — 0.0% *
BellRing Brands, Inc. (a)	15	241
Coty, Inc. Class A (a)	340	683
Edgewell Personal Care Co.	16	341
elf Beauty, Inc. (a)	9	546
Estee Lauder Cos., Inc. Class A	830	59,569
Interparfums, Inc.	8	727
Kenvue, Inc.	715	12,327
		74,434
PHARMACEUTICALS — 3.8%
Amphastar Pharmaceuticals, Inc. (a)	4	78
ANI Pharmaceuticals, Inc. (a)	17	1,307
Bristol-Myers Squibb Co.	1,273	77,207
Collegium Pharmaceutical, Inc. (a)	52	1,720
Corcept Therapeutics, Inc. (a)	14	564
Elanco Animal Health, Inc. (a)	2,384	57,049
Eli Lilly & Co.	2,859	2,629,622
Harmony Biosciences Holdings, Inc. (a)	59	1,653
Indivior Pharmaceuticals, Inc. (a)	609	18,562
Innoviva, Inc. (a)	243	5,662
Jazz Pharmaceuticals PLC (a)	219	41,402
Johnson & Johnson	8,707	2,128,339
Ligand Pharmaceuticals, Inc. (a)	104	20,764
Merck & Co., Inc.	4,638	557,905
Organon & Co.	184	1,102
Pacira BioSciences, Inc. (a)	87	1,966
Perrigo Co. PLC	98	1,053
Pfizer, Inc.	7,795	218,884
Phibro Animal Health Corp. Class A	76	4,204
Prestige Consumer Healthcare, Inc. (a)	18	1,067
Supernus Pharmaceuticals, Inc. (a)	257	13,284
Viatris, Inc.	3,012	40,692
Zoetis, Inc.	55	6,502
		5,830,588
PROFESSIONAL SERVICES — 0.2%
Amentum Holdings, Inc. (a)	556	14,500
Automatic Data Processing, Inc.	149	30,274
Broadridge Financial Solutions, Inc.	76	12,348
CACI International, Inc. Class A (a)	84	45,685
Concentrix Corp. (b)	23	629
CSG Systems International, Inc.	135	10,792
Equifax, Inc.	18	3,241
ExlService Holdings, Inc. (a)	60	1,827
Security Description	Shares	Value
Exponent, Inc.	6	$392
FTI Consulting, Inc. (a)	12	2,121
Genpact Ltd.	257	9,573
Insperity, Inc.	11	297
Jacobs Solutions, Inc.	132	16,801
KBR, Inc.	18	663
Korn Ferry	29	1,826
Leidos Holdings, Inc.	430	66,874
ManpowerGroup, Inc.	73	2,151
Maximus, Inc.	145	9,294
Parsons Corp. (a)	6	325
Paychex, Inc.	38	3,501
Paycom Software, Inc.	7	851
Paylocity Holding Corp. (a)	16	1,729
Robert Half, Inc.	53	1,346
Science Applications International Corp.	15	1,424
TransUnion	9	623
UL Solutions, Inc. Class A	294	25,199
Upwork, Inc. (a) (b)	441	4,833
Verisk Analytics, Inc.	20	3,795
Verra Mobility Corp. (a)	180	2,572
		275,486
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	549	74,368
CoStar Group, Inc. (a)	158	6,374
Cushman & Wakefield Ltd. (a)	725	8,888
eXp World Holdings, Inc. (b)	102	611
Jones Lang LaSalle, Inc. (a)	145	44,126
Kennedy-Wilson Holdings, Inc.	163	1,764
Marcus & Millichap, Inc.	48	1,276
St. Joe Co.	31	1,947
		139,354
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	316	8,823
AvalonBay Communities, Inc. REIT	60	9,801
Camden Property Trust REIT	143	13,965
Centerspace REIT	7	402
Equity LifeStyle Properties, Inc. REIT	129	8,052
Equity Residential REIT	243	14,373
Essex Property Trust, Inc. REIT	38	9,196
Independence Realty Trust, Inc. REIT	295	4,393
Invitation Homes, Inc. REIT	347	8,623
Mid-America Apartment Communities, Inc. REIT	79	9,648
NexPoint Residential Trust, Inc. REIT	58	1,450
UDR, Inc. REIT	206	6,959
Veris Residential, Inc. REIT	76	1,434
		97,119
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	54	1,032
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Agree Realty Corp. REIT	101	$7,613
Brixmor Property Group, Inc. REIT	355	10,224
Curbline Properties Corp. REIT	99	2,553
Federal Realty Investment Trust REIT	43	4,567
Getty Realty Corp. REIT	62	1,972
Kimco Realty Corp. REIT	475	10,673
Kite Realty Group Trust REIT	107	2,627
Macerich Co. REIT	159	3,005
NNN REIT, Inc.	230	9,667
Phillips Edison & Co., Inc. REIT	178	6,661
Realty Income Corp. REIT	1,718	105,107
Regency Centers Corp. REIT	193	14,602
Saul Centers, Inc. REIT	1	33
Simon Property Group, Inc. REIT	690	128,706
Tanger, Inc. REIT	240	8,155
Urban Edge Properties REIT	110	2,198
Whitestone REIT	178	2,875
		322,270
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 23.1%
ACM Research, Inc. Class A (a)	289	11,372
Advanced Micro Devices, Inc. (a)	7,913	1,609,742
Allegro MicroSystems, Inc. (a)	234	7,378
Alpha & Omega Semiconductor Ltd. (a)	48	1,064
Amkor Technology, Inc.	522	23,506
Analog Devices, Inc.	1,763	560,881
Applied Materials, Inc.	3,062	1,046,561
Axcelis Technologies, Inc. (a)	32	2,979
Broadcom, Inc.	21,827	6,755,675
Cirrus Logic, Inc. (a)	159	22,995
Cohu, Inc. (a)	49	1,500
Diodes, Inc. (a)	47	3,208
Enphase Energy, Inc. (a)	19	718
Entegris, Inc.	9	1,055
First Solar, Inc. (a)	496	97,841
FormFactor, Inc. (a)	282	27,351
Ichor Holdings Ltd. (a)	72	3,356
Impinj, Inc. (a)	95	9,756
Intel Corp. (a)	22,784	1,005,458
KLA Corp.	603	887,863
Kulicke & Soffa Industries, Inc.	18	1,183
Lam Research Corp.	6,060	1,294,780
Lattice Semiconductor Corp. (a)	456	42,299
MACOM Technology Solutions Holdings, Inc. (a)	215	47,745
MaxLinear, Inc. (a)	127	2,208
Microchip Technology, Inc.	1,685	108,868
Micron Technology, Inc.	5,454	1,842,579
MKS, Inc.	258	59,291
Monolithic Power Systems, Inc.	189	206,643
NVIDIA Corp.	105,841	18,458,670
NXP Semiconductors NV	404	79,531
ON Semiconductor Corp. (a)	652	40,372
Onto Innovation, Inc. (a)	7	1,435
Security Description	Shares	Value
PDF Solutions, Inc. (a)	43	$1,407
Penguin Solutions, Inc. (a)	80	1,408
Photronics, Inc. (a)	36	1,455
Power Integrations, Inc.	6	307
Qnity Electronics, Inc.	112	12,923
Qorvo, Inc. (a)	116	8,978
QUALCOMM, Inc.	1,469	189,178
Rambus, Inc. (a)	413	35,530
Semtech Corp. (a)	162	12,456
Silicon Laboratories, Inc. (a)	24	4,996
SiTime Corp. (a)	114	39,370
Skyworks Solutions, Inc.	58	3,106
SolarEdge Technologies, Inc. (a) (b)	321	16,387
Synaptics, Inc. (a)	38	2,661
Teradyne, Inc.	762	225,902
Texas Instruments, Inc.	790	153,371
Ultra Clean Holdings, Inc. (a)	31	1,928
Universal Display Corp.	18	1,650
Veeco Instruments, Inc. (a)	28	948
		34,979,824
SOFTWARE — 7.8%
A10 Networks, Inc.	193	4,462
ACI Worldwide, Inc. (a)	36	1,476
Adeia, Inc.	231	5,551
Adobe, Inc. (a)	67	16,286
Agilysys, Inc. (a)	14	996
Alarm.com Holdings, Inc. (a)	43	1,857
Appfolio, Inc. Class A (a)	28	4,419
AppLovin Corp. Class A (a)	1,318	524,564
Autodesk, Inc. (a)	137	32,798
Bentley Systems, Inc. Class B	50	1,756
Bill Holdings, Inc. (a)	36	1,379
Blackbaud, Inc. (a)	4	154
BlackLine, Inc. (a)	49	1,813
Box, Inc. Class A (a)	139	3,286
Cadence Design Systems, Inc. (a)	442	122,819
Cleanspark, Inc. (a) (b)	241	2,051
Clear Secure, Inc. Class A	346	16,750
Commvault Systems, Inc. (a)	6	467
Crowdstrike Holdings, Inc. Class A (a)	786	306,862
Datadog, Inc. Class A (a)	201	23,728
Docusign, Inc. (a)	29	1,375
Dolby Laboratories, Inc. Class A	72	4,324
Dropbox, Inc. Class A (a)	157	3,567
Dynatrace, Inc. (a)	135	4,992
Fair Isaac Corp. (a)	17	18,148
Fortinet, Inc. (a)	83	6,783
Gen Digital, Inc.	655	12,334
Guidewire Software, Inc. (a)	53	7,927
InterDigital, Inc. (b)	125	37,750
Intuit, Inc.	518	223,973
LiveRamp Holdings, Inc. (a)	55	1,459
Manhattan Associates, Inc. (a)	8	1,065
MARA Holdings, Inc. (a) (b)	402	3,280
Microsoft Corp.	21,260	7,869,814
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
N-able, Inc. (a)	149	$696
NCR Voyix Corp. (a)	238	1,507
Nutanix, Inc. Class A (a)	30	1,140
Oracle Corp.	3,979	585,351
Palantir Technologies, Inc. Class A (a)	11,103	1,624,147
Palo Alto Networks, Inc. (a)	1,089	174,589
Pegasystems, Inc.	249	10,597
Progress Software Corp. (a)	48	1,231
PTC, Inc. (a)	78	11,114
Qualys, Inc. (a)	31	2,723
Roper Technologies, Inc.	16	5,662
Salesforce, Inc.	132	24,640
ServiceNow, Inc. (a)	133	13,905
Sprinklr, Inc. Class A (a)	78	468
SPS Commerce, Inc. (a)	5	278
Synopsys, Inc. (a)	72	28,547
Teradata Corp. (a)	66	1,692
Trimble, Inc. (a)	387	25,244
Tyler Technologies, Inc. (a)	15	5,136
UiPath, Inc. Class A (a) (b)	1,001	11,111
Workday, Inc. Class A (a)	77	10,004
		11,810,047
SPECIALIZED REITs — 0.3%
American Tower Corp. REIT	522	90,087
Crown Castle, Inc. REIT	706	57,405
CubeSmart REIT	166	6,084
Digital Realty Trust, Inc. REIT	359	64,695
EPR Properties REIT	183	9,143
Equinix, Inc. REIT	34	33,328
Extra Space Storage, Inc. REIT	85	11,146
Four Corners Property Trust, Inc. REIT	186	4,399
Gaming & Leisure Properties, Inc. REIT	272	12,069
Iron Mountain, Inc. REIT	123	12,563
Lamar Advertising Co. Class A REIT	137	17,352
Millrose Properties, Inc. REIT	609	17,052
National Storage Affiliates Trust REIT	26	981
Outfront Media, Inc. REIT	265	7,022
Public Storage REIT	112	30,339
Rayonier, Inc. REIT	194	4,000
Safehold, Inc. REIT	75	1,015
SBA Communications Corp. REIT	143	24,612
VICI Properties, Inc. REIT	1,463	39,969
Weyerhaeuser Co. REIT	104	2,541
		445,802
SPECIALTY RETAIL — 1.2%
Abercrombie & Fitch Co. Class A (a)	8	731
Academy Sports & Outdoors, Inc.	65	3,669
Advance Auto Parts, Inc.	26	1,371
American Eagle Outfitters, Inc.	767	12,809
Asbury Automotive Group, Inc. (a)	11	2,150
AutoNation, Inc. (a)	49	9,568
Security Description	Shares	Value
AutoZone, Inc. (a)	23	$77,689
Bath & Body Works, Inc.	131	2,446
Best Buy Co., Inc.	86	5,521
Boot Barn Holdings, Inc. (a)	57	8,343
Buckle, Inc.	101	5,086
Burlington Stores, Inc. (a)	84	27,332
CarMax, Inc. (a)	62	2,578
Carvana Co. (a)	685	215,350
Chewy, Inc. Class A (a)	80	2,160
Dick's Sporting Goods, Inc. (b)	29	5,750
Five Below, Inc. (a)	256	58,491
Floor & Decor Holdings, Inc. Class A (a) (b)	14	711
GameStop Corp. Class A (a)	51	1,175
Gap, Inc.	343	8,301
Group 1 Automotive, Inc.	5	1,653
Home Depot, Inc.	371	122,018
Lithia Motors, Inc.	15	3,746
Lowe's Cos., Inc.	354	83,643
MarineMax, Inc. (a)	2	54
Monro, Inc.	11	176
Murphy USA, Inc.	7	3,458
National Vision Holdings, Inc. (a)	462	11,966
O'Reilly Automotive, Inc. (a)	1,370	126,465
Penske Automotive Group, Inc.	33	4,934
RH (a)	10	1,398
Ross Stores, Inc.	1,011	219,013
Sally Beauty Holdings, Inc. (a)	69	956
Signet Jewelers Ltd.	158	13,373
Sonic Automotive, Inc. Class A	6	411
TJX Cos., Inc.	3,747	598,396
Tractor Supply Co.	330	14,949
Ulta Beauty, Inc. (a)	175	91,474
Upbound Group, Inc.	44	794
Urban Outfitters, Inc. (a)	191	12,100
Valvoline, Inc. (a)	112	3,772
Victoria's Secret & Co. (a)	307	14,233
Williams-Sonoma, Inc.	44	8,023
		1,788,236
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	34,707	8,808,290
Corsair Gaming, Inc. (a)	172	955
Dell Technologies, Inc. Class C	1,012	166,100
Everpure, Inc. Class A (a)	354	20,900
Hewlett Packard Enterprise Co.	3,452	82,192
HP, Inc.	145	2,785
NetApp, Inc.	78	7,986
Sandisk Corp. (a)	717	455,539
Seagate Technology Holdings PLC	1,055	413,307
Super Micro Computer, Inc. (a)	685	15,597
Western Digital Corp.	1,645	444,956
		10,418,607
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	75	1,321
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Carter's, Inc.	55	$1,967
Columbia Sportswear Co.	26	1,425
Crocs, Inc. (a)	23	1,909
Deckers Outdoor Corp. (a)	19	1,902
G-III Apparel Group Ltd.	14	388
Kontoor Brands, Inc.	48	3,374
Lululemon Athletica, Inc. (a)	13	1,990
NIKE, Inc. Class B	447	23,611
Oxford Industries, Inc. (b)	51	1,964
PVH Corp.	23	1,604
Ralph Lauren Corp.	148	50,911
Steven Madden Ltd.	14	475
Tapestry, Inc.	998	140,828
Under Armour, Inc. Class A (a)	32	189
Under Armour, Inc. Class C (a)	68	394
VF Corp.	55	934
Wolverine World Wide, Inc.	27	441
		235,627
TOBACCO — 0.8%
Altria Group, Inc.	5,227	344,930
Philip Morris International, Inc.	5,236	865,720
Universal Corp.	70	3,689
		1,214,339
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Air Lease Corp.	401	26,041
Applied Industrial Technologies, Inc.	51	13,531
Boise Cascade Co.	16	1,214
Core & Main, Inc. Class A (a)	121	5,977
DNOW, Inc. (a)	72	858
DXP Enterprises, Inc. (a)	28	3,912
Fastenal Co.	2,432	112,845
GATX Corp.	58	9,903
MSC Industrial Direct Co., Inc. Class A	132	12,180
Rush Enterprises, Inc. Class A	103	6,809
United Rentals, Inc.	121	88,156
Watsco, Inc.	5	1,819
WESCO International, Inc.	178	48,704
WW Grainger, Inc.	23	25,089
		357,038
WATER UTILITIES — 0.1%
American States Water Co.	7	529
American Water Works Co., Inc.	362	49,265
Security Description	Shares	Value
California Water Service Group	10	$453
Essential Utilities, Inc.	600	24,162
H2O America	51	2,992
Middlesex Water Co.	16	833
		78,234
WIRELESS TELECOMMUNICATION SERVICES — 0.0% *
Gogo, Inc. (a)	136	547
Telephone & Data Systems, Inc.	255	10,736
T-Mobile U.S., Inc.	183	38,435
		49,718
TOTAL COMMON STOCKS (Cost $135,231,164)		151,273,578
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	101,039	101,039
State Street Navigator Securities Lending Portfolio II (c) (f)	93,919	93,919
TOTAL SHORT-TERM INVESTMENTS (Cost $194,958)		194,958
TOTAL INVESTMENTS — 100.0% (Cost $135,426,122)		151,468,536
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(42,084)
NET ASSETS — 100.0%		$151,426,452

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$151,273,578	$—	$—	$151,273,578
Short-Term Investments	194,958	—	—	194,958
TOTAL INVESTMENTS	$151,468,536	$—	$—	$151,468,536
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	937	$99,641	$78,979	$65,219	$15,166	$(1,248)	1,006	$127,319	$2,216
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,170	30,170	1,819,500	1,748,631	—	—	101,039	101,039	2,854
State Street Navigator Securities Lending Portfolio II	127,829	127,829	3,112,717	3,146,627	—	—	93,919	93,919	407
Total		$257,640	$5,011,196	$4,960,477	$15,166	$(1,248)		$322,277	$5,477
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
AAR Corp. (a)	541	$59,218
AeroVironment, Inc. (a)	165	30,203
ATI, Inc. (a)	1,140	165,824
Axon Enterprise, Inc. (a)	122	51,812
Boeing Co. (a)	3,783	752,931
BWX Technologies, Inc.	567	115,946
Carpenter Technology Corp.	245	96,567
Curtiss-Wright Corp.	225	153,252
General Dynamics Corp.	3,288	1,128,507
General Electric Co.	3,723	1,056,476
Hexcel Corp.	648	52,443
Howmet Aerospace, Inc.	667	153,717
Huntington Ingalls Industries, Inc.	998	379,140
Kratos Defense & Security Solutions, Inc. (a)	1,063	74,952
L3Harris Technologies, Inc.	2,437	841,131
Lockheed Martin Corp.	3,139	1,897,180
Mercury Systems, Inc. (a)	543	39,590
Moog, Inc. Class A	317	92,767
National Presto Industries, Inc.	75	10,280
Northrop Grumman Corp.	1,388	946,949
RTX Corp.	14,970	2,887,713
Textron, Inc.	2,754	241,140
TransDigm Group, Inc.	91	105,465
Woodward, Inc.	336	120,261
		11,453,464
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	2,449	406,705
Expeditors International of Washington, Inc.	1,421	203,530
FedEx Corp.	5,487	1,954,360
Forward Air Corp. (a) (b)	1,088	18,180
GXO Logistics, Inc. (a)	2,947	152,802
Hub Group, Inc. Class A	2,957	106,570
United Parcel Service, Inc. Class B	36,820	3,622,352
		6,464,499
AIRLINES — 0.8%
Alaska Air Group, Inc. (a) (b)	5,978	219,871
Allegiant Travel Co. (a)	650	52,676
American Airlines Group, Inc. (a)	32,838	352,680
Delta Air Lines, Inc.	32,159	2,137,930
JetBlue Airways Corp. (a)	14,063	62,159
SkyWest, Inc. (a)	1,105	101,472
Southwest Airlines Co.	10,786	405,230
Sun Country Airlines Holdings, Inc. (a)	2,640	43,613
United Airlines Holdings, Inc. (a)	16,060	1,478,644
		4,854,275
AUTO COMPONENTS — 0.5%
Adient PLC (a)	4,187	84,619
Aptiv PLC (a)	10,714	743,980
Autoliv, Inc.	3,483	366,272
Security Description	Shares	Value
BorgWarner, Inc.	10,682	$579,605
Dana, Inc.	5,799	195,136
Dauch Corp. (a)	11,680	69,262
Dorman Products, Inc. (a)	336	35,065
Fox Factory Holding Corp. (a)	2,031	33,430
Gentex Corp.	3,437	75,098
Gentherm, Inc. (a)	952	26,447
Goodyear Tire & Rubber Co. (a)	14,156	93,854
LCI Industries	1,227	150,897
Lear Corp.	2,607	315,656
Patrick Industries, Inc. (b)	838	93,077
Phinia, Inc.	1,995	136,538
Standard Motor Products, Inc.	969	33,663
Visteon Corp.	1,363	124,183
XPEL, Inc. (a)	260	11,508
		3,168,290
AUTOMOBILES — 1.6%
Ford Motor Co.	194,705	2,246,896
General Motors Co.	45,163	3,364,643
Harley-Davidson, Inc.	5,985	121,017
Tesla, Inc. (a)	9,948	3,698,169
Thor Industries, Inc.	2,596	207,394
Winnebago Industries, Inc.	1,395	43,231
		9,681,350
BANKS — 7.3%
Ameris Bancorp	1,624	126,656
Associated Banc-Corp.	4,057	104,914
Atlantic Union Bankshares Corp.	2,013	71,945
Axos Financial, Inc. (a)	1,172	99,725
Banc of California, Inc.	6,370	111,985
BancFirst Corp.	385	41,773
Bancorp, Inc. (a)	481	25,844
Bank of America Corp.	168,372	8,208,135
Bank of Hawaii Corp.	816	60,588
Bank OZK	5,155	236,563
BankUnited, Inc.	3,731	168,492
Banner Corp.	856	51,942
Beacon Financial Corp.	1,730	51,900
Capitol Federal Financial, Inc.	5,740	40,926
Cathay General Bancorp	1,758	87,654
Central Pacific Financial Corp.	662	21,158
Citigroup, Inc.	44,342	5,028,826
Citizens Financial Group, Inc.	21,335	1,279,460
City Holding Co.	254	30,358
Columbia Banking System, Inc.	14,884	408,268
Commerce Bancshares, Inc.	1,642	80,786
Community Financial System, Inc.	1,048	61,465
Cullen/Frost Bankers, Inc.	964	132,145
Customers Bancorp, Inc. (a)	746	51,780
CVB Financial Corp.	3,497	67,807
Dime Community Bancshares, Inc.	997	33,719
Eagle Bancorp, Inc.	1,532	38,101
East West Bancorp, Inc.	2,845	303,732
FB Financial Corp.	948	49,239
Fifth Third Bancorp	18,625	865,317
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
First BanCorp	3,358	$71,727
First Bancorp/Southern Pines NC	946	53,307
First Commonwealth Financial Corp.	2,676	47,044
First Financial Bancorp	2,377	66,271
First Financial Bankshares, Inc.	1,485	43,733
First Hawaiian, Inc.	3,431	84,540
First Horizon Corp.	12,661	288,164
Flagstar Bank NA	15,258	200,948
FNB Corp.	17,584	294,004
Fulton Financial Corp.	4,829	98,222
Glacier Bancorp, Inc.	1,925	85,990
Hancock Whitney Corp.	2,286	145,367
Hanmi Financial Corp.	1,264	33,319
Heritage Financial Corp.	852	22,152
Hilltop Holdings, Inc.	2,293	82,135
Home BancShares, Inc.	3,742	100,772
Hope Bancorp, Inc.	6,016	67,199
Huntington Bancshares, Inc.	51,328	803,283
Independent Bank Corp.	1,251	94,088
International Bancshares Corp.	1,450	97,570
JPMorgan Chase & Co.	27,949	8,221,478
KeyCorp	23,378	468,729
Lakeland Financial Corp.	315	18,075
M&T Bank Corp.	3,928	811,996
National Bank Holdings Corp. Class A	1,076	42,136
NBT Bancorp, Inc.	979	41,686
Northwest Bancshares, Inc.	7,063	89,629
OFG Bancorp	1,073	43,414
Old National Bancorp	7,170	158,457
Park National Corp.	258	42,170
Pathward Financial, Inc.	536	47,827
Pinnacle Financial Partners, Inc.	2,298	197,950
PNC Financial Services Group, Inc.	10,248	2,132,506
Preferred Bank	302	27,388
Prosperity Bancshares, Inc.	2,349	157,806
Provident Financial Services, Inc.	3,228	68,304
Regions Financial Corp.	22,505	587,831
Renasant Corp.	1,400	50,582
S&T Bancorp, Inc.	1,206	50,447
Seacoast Banking Corp. of Florida	1,929	58,429
ServisFirst Bancshares, Inc.	529	38,527
Simmons First National Corp. Class A	6,999	136,131
Southside Bancshares, Inc.	1,487	46,231
Southstate Bank Corp.	1,631	150,900
Stellar Bancorp, Inc.	1,317	48,215
Texas Capital Bancshares, Inc. (a)	931	88,333
Tompkins Financial Corp.	311	24,519
Triumph Financial, Inc. (a)	283	16,884
Truist Financial Corp.	63,536	2,920,750
TrustCo Bank Corp.	774	33,886
Trustmark Corp.	1,840	77,538
U.S. Bancorp	39,278	2,042,849
UMB Financial Corp.	707	79,743
United Bankshares, Inc.	3,524	145,964
Security Description	Shares	Value
United Community Banks, Inc.	2,982	$93,903
Valley National Bancorp	24,008	294,818
WaFd, Inc.	2,020	63,428
Webster Financial Corp.	4,239	294,271
Wells Fargo & Co.	47,797	3,805,119
Westamerica BanCorp	539	28,109
Western Alliance Bancorp	1,661	117,682
Wintrust Financial Corp.	1,365	189,653
WSFS Financial Corp.	1,073	70,239
Zions Bancorp NA	3,678	211,926
		45,057,496
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a)	194	44,698
Brown-Forman Corp. Class B	8,873	234,602
Celsius Holdings, Inc. (a)	882	31,293
Coca-Cola Co.	25,539	1,942,241
Coca-Cola Consolidated, Inc.	782	149,941
Constellation Brands, Inc. Class A	1,819	272,850
Keurig Dr. Pepper, Inc.	21,039	553,957
Molson Coors Beverage Co. Class B	8,389	361,230
Monster Beverage Corp. (a)	2,322	168,252
National Beverage Corp. (a)	1,144	38,496
PepsiCo, Inc.	14,114	2,191,763
		5,989,323
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	5,972	1,298,850
ACADIA Pharmaceuticals, Inc. (a)	992	22,082
ADMA Biologics, Inc. (a)	626	5,640
Alkermes PLC (a)	1,377	48,691
Amgen, Inc.	3,550	1,249,068
Arcus Biosciences, Inc. (a)	1,767	38,167
Arrowhead Pharmaceuticals, Inc. (a)	374	23,450
Biogen, Inc. (a)	3,743	686,204
BioMarin Pharmaceutical, Inc. (a)	1,219	68,861
Catalyst Pharmaceuticals, Inc. (a)	645	15,970
Cytokinetics, Inc. (a)	241	15,884
Exelixis, Inc. (a)	1,773	76,044
Gilead Sciences, Inc.	10,117	1,410,006
GRAIL, Inc. (a)	1	52
Halozyme Therapeutics, Inc. (a)	654	42,268
Incyte Corp. (a)	1,784	167,910
Krystal Biotech, Inc. (a)	73	18,857
Moderna, Inc. (a)	17,297	878,688
Neurocrine Biosciences, Inc. (a)	879	115,800
Protagonist Therapeutics, Inc. (a)	331	34,887
Regeneron Pharmaceuticals, Inc.	1,324	1,022,975
Roivant Sciences Ltd. (a)	22,056	610,951
Sarepta Therapeutics, Inc. (a)	474	10,314
TG Therapeutics, Inc. (a)	231	7,674
United Therapeutics Corp. (a)	559	331,476
Vericel Corp. (a)	63	2,027
Vertex Pharmaceuticals, Inc. (a)	1,228	548,351
Vir Biotechnology, Inc. (a)	5,619	50,346
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	657	$7,924
		8,809,417
BROADLINE RETAIL — 3.1%
Amazon.com, Inc. (a)	88,487	18,429,187
eBay, Inc.	5,847	532,194
Etsy, Inc. (a)	1,141	57,027
Kohl's Corp. (b)	5,550	71,595
Macy's, Inc.	13,330	241,140
Ollie's Bargain Outlet Holdings, Inc. (a)	218	20,065
		19,351,208
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	1,492	98,382
AAON, Inc. (b)	322	26,646
Advanced Drainage Systems, Inc.	567	77,753
Allegion PLC	578	83,978
American Woodmark Corp. (a)	758	30,191
Apogee Enterprises, Inc.	399	13,382
Armstrong World Industries, Inc.	264	43,507
AZZ, Inc.	340	42,544
Builders FirstSource, Inc. (a)	2,857	235,217
Carlisle Cos., Inc.	344	114,765
Carrier Global Corp.	6,461	363,819
CSW Industrials, Inc.	48	12,508
Fortune Brands Innovations, Inc.	1,862	72,562
Gibraltar Industries, Inc. (a)	609	24,281
Griffon Corp.	601	43,681
Hayward Holdings, Inc. (a)	3,072	41,103
Insteel Industries, Inc.	392	13,175
Johnson Controls International PLC	6,804	890,984
Lennox International, Inc.	189	87,721
Masco Corp.	2,314	139,696
Masterbrand, Inc. (a)	6,352	52,785
Owens Corning	1,740	188,303
Quanex Building Products Corp.	1,412	25,374
Resideo Technologies, Inc. (a)	7,148	240,959
Simpson Manufacturing Co., Inc.	329	56,463
Trane Technologies PLC	1,269	528,843
Trex Co., Inc. (a)	563	20,504
UFP Industries, Inc.	1,494	137,627
Zurn Elkay Water Solutions Corp.	1,144	51,297
		3,758,050
CAPITAL MARKETS — 3.2%
Acadian Asset Management, Inc.	645	35,101
Affiliated Managers Group, Inc.	712	197,010
Ameriprise Financial, Inc.	955	424,402
Artisan Partners Asset Management, Inc. Class A	1,735	63,137
Bank of New York Mellon Corp.	10,830	1,284,763
BGC Group, Inc. Class A	4,168	40,763
Blackrock, Inc.	1,179	1,133,856
Blackstone, Inc.	4,278	491,927
Carlyle Group, Inc.	6,537	316,325
Cboe Global Markets, Inc.	587	164,988
Security Description	Shares	Value
Charles Schwab Corp.	10,991	$1,032,934
CME Group, Inc.	2,086	616,100
Cohen & Steers, Inc.	385	24,082
Donnelley Financial Solutions, Inc. (a)	629	29,651
Evercore, Inc. Class A	504	150,449
FactSet Research Systems, Inc.	185	40,143
Federated Hermes, Inc.	1,611	91,360
Franklin Resources, Inc. (b)	15,152	357,890
Goldman Sachs Group, Inc.	4,616	3,905,090
Hamilton Lane, Inc. Class A	251	24,949
Houlihan Lokey, Inc.	422	60,608
Interactive Brokers Group, Inc. Class A	6,811	456,814
Intercontinental Exchange, Inc.	3,299	518,867
Invesco Ltd.	21,900	531,951
Janus Henderson Group PLC	6,099	313,306
Jefferies Financial Group, Inc.	4,342	179,194
KKR & Co., Inc.	4,502	416,435
MarketAxess Holdings, Inc.	238	39,265
Moelis & Co. Class A	766	43,662
Moody's Corp.	416	181,480
Morgan Stanley	18,640	3,067,585
Morningstar, Inc.	150	25,357
MSCI, Inc.	223	120,199
Nasdaq, Inc.	3,675	311,971
Northern Trust Corp.	3,940	549,906
Piper Sandler Cos.	492	37,663
PJT Partners, Inc. Class A	291	40,659
Raymond James Financial, Inc.	1,855	268,585
S&P Global, Inc.	1,497	636,734
SEI Investments Co.	1,095	85,925
State Street Corp. (c)	5,841	739,237
StepStone Group, Inc. Class A	361	17,227
Stifel Financial Corp.	2,340	172,973
StoneX Group, Inc. (a)	3,439	277,355
T. Rowe Price Group, Inc.	5,509	496,581
Virtu Financial, Inc. Class A	2,004	88,136
Virtus Investment Partners, Inc.	316	42,455
WisdomTree, Inc. (b)	1,832	26,674
		20,171,724
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	1,814	526,949
Albemarle Corp.	3,000	538,590
Ashland, Inc.	1,166	64,841
Avient Corp.	2,271	82,437
Axalta Coating Systems Ltd. (a)	2,600	72,020
Balchem Corp.	190	32,201
Cabot Corp.	1,110	83,594
Celanese Corp.	5,357	352,330
CF Industries Holdings, Inc.	4,049	525,722
Chemours Co.	7,323	161,326
Corteva, Inc.	7,491	627,072
Dow, Inc.	35,359	1,472,702
DuPont de Nemours, Inc.	6,314	289,181
Eastman Chemical Co.	2,858	218,123
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	1,457	$387,591
Element Solutions, Inc.	2,843	97,060
FMC Corp.	6,107	105,163
Hawkins, Inc.	108	16,589
HB Fuller Co.	1,117	68,897
Ingevity Corp. (a)	709	50,502
Innospec, Inc.	333	24,316
International Flavors & Fragrances, Inc.	5,300	384,515
Koppers Holdings, Inc.	968	37,442
Linde PLC	2,708	1,342,518
LyondellBasell Industries NV Class A	12,813	1,032,215
Minerals Technologies, Inc.	882	62,551
Mosaic Co.	15,537	396,194
NewMarket Corp.	111	71,145
Olin Corp.	5,665	168,420
PPG Industries, Inc.	2,941	314,334
Quaker Chemical Corp.	331	41,120
RPM International, Inc.	1,049	104,271
Scotts Miracle-Gro Co.	2,115	128,613
Sensient Technologies Corp.	452	39,071
Sherwin-Williams Co.	1,107	354,849
Solstice Advanced Materials, Inc.	1,061	80,806
Stepan Co.	1,052	52,579
Westlake Corp. (b)	1,657	193,571
		10,601,420
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	2,917	112,363
Brady Corp. Class A	464	37,695
Brink's Co.	681	70,572
Cintas Corp.	918	155,270
Clean Harbors, Inc. (a)	553	158,562
Copart, Inc. (a)	4,952	164,406
CoreCivic, Inc. (a)	1,672	31,618
Deluxe Corp.	2,214	60,974
Enviri Corp. (a)	4,423	86,779
GEO Group, Inc. (a)	1,099	18,474
Healthcare Services Group, Inc. (a)	3,915	72,623
HNI Corp.	1,420	47,414
Interface, Inc.	962	23,973
Liquidity Services, Inc. (a)	335	10,241
MillerKnoll, Inc.	3,369	48,716
MSA Safety, Inc.	260	42,627
OPENLANE, Inc. (a)	1,632	47,573
Pitney Bowes, Inc.	3,203	35,393
RB Global, Inc.	1,069	102,464
Republic Services, Inc.	1,641	359,412
Rollins, Inc.	1,701	90,850
Tetra Tech, Inc.	1,772	53,373
UniFirst Corp.	308	77,490
Veralto Corp.	1,168	103,275
Vestis Corp. (a)	5,390	42,365
Waste Management, Inc.	2,146	493,129
		2,547,631
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	5,026	$617,092
Calix, Inc. (a)	566	27,728
Ciena Corp. (a)	1,139	442,194
Cisco Systems, Inc.	43,887	3,405,192
Digi International, Inc. (a)	345	16,629
Extreme Networks, Inc. (a)	1,030	15,533
F5, Inc. (a)	359	103,870
Harmonic, Inc. (a)	896	8,046
Lumentum Holdings, Inc. (a) (b)	578	406,195
Motorola Solutions, Inc.	469	203,532
NetScout Systems, Inc. (a)	1,733	55,092
Viasat, Inc. (a)	6,624	303,379
Viavi Solutions, Inc. (a)	1,959	65,196
		5,669,678
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	1,696	143,855
Arcosa, Inc.	758	80,454
Comfort Systems USA, Inc.	217	299,241
Dycom Industries, Inc. (a)	384	130,107
EMCOR Group, Inc.	354	261,362
Everus Construction Group, Inc. (a)	788	93,031
Fluor Corp. (a)	8,328	388,501
Granite Construction, Inc.	635	76,124
MasTec, Inc. (a)	1,278	411,184
MYR Group, Inc. (a)	321	90,625
Quanta Services, Inc.	868	476,549
Valmont Industries, Inc.	210	83,909
WillScot Holdings Corp. (b)	2,344	40,692
		2,575,634
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	270	51,151
Knife River Corp. (a)	611	49,888
Martin Marietta Materials, Inc.	504	296,695
Vulcan Materials Co.	772	210,216
		607,950
CONSUMER FINANCE — 1.2%
Ally Financial, Inc.	13,847	543,218
American Express Co.	5,980	1,808,830
Bread Financial Holdings, Inc.	2,285	171,124
Capital One Financial Corp.	15,862	2,893,705
Encore Capital Group, Inc. (a)	1,230	86,248
Enova International, Inc. (a)	1,233	167,478
EZCORP, Inc. Class A (a) (b)	2,868	72,790
FirstCash Holdings, Inc.	586	110,168
Navient Corp.	3,624	29,644
PRA Group, Inc. (a)	1,939	33,933
PROG Holdings, Inc.	1,973	56,605
SLM Corp.	2,110	45,175
Synchrony Financial	17,367	1,181,303
World Acceptance Corp. (a)	168	22,687
		7,222,908
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.8%
Albertsons Cos., Inc. Class A	19,797	337,341
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Andersons, Inc.	1,654	$118,724
BJ's Wholesale Club Holdings, Inc. (a)	1,355	133,359
Casey's General Stores, Inc.	295	214,719
Chefs' Warehouse, Inc. (a)	722	42,923
Costco Wholesale Corp.	2,550	2,540,897
Dollar General Corp.	10,918	1,296,294
Dollar Tree, Inc. (a)	4,793	524,881
Grocery Outlet Holding Corp. (a)	4,766	33,600
Kroger Co.	29,088	2,104,808
Maplebear, Inc. (a)	1,906	71,399
Performance Food Group Co. (a)	7,815	669,433
PriceSmart, Inc.	664	99,932
Sprouts Farmers Market, Inc. (a)	881	67,952
Sysco Corp.	9,948	709,591
Target Corp.	22,557	2,733,908
U.S. Foods Holding Corp. (a)	5,719	527,349
United Natural Foods, Inc. (a)	2,924	131,755
Walmart, Inc.	91,150	11,328,122
		23,686,987
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	11,630	462,293
AptarGroup, Inc.	487	61,372
Avery Dennison Corp.	822	141,943
Ball Corp.	6,930	409,632
Crown Holdings, Inc.	1,749	175,337
Graphic Packaging Holding Co.	6,098	60,614
Greif, Inc. Class A	1,344	90,142
International Paper Co.	6,731	240,297
O-I Glass, Inc. (a)	7,196	75,630
Packaging Corp. of America	1,138	241,506
Sealed Air Corp.	3,633	152,768
Silgan Holdings, Inc.	2,238	86,834
Smurfit Westrock PLC	6,739	268,549
Sonoco Products Co.	2,594	140,310
		2,607,227
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,514	371,605
LKQ Corp.	6,457	189,642
Pool Corp.	302	61,104
		622,351
DIVERSIFIED CONSUMER SERVICES — 0.1%
Covista, Inc. (a)	362	41,721
Duolingo, Inc. (a)	53	5,224
Frontdoor, Inc. (a)	861	45,512
Graham Holdings Co. Class B	183	193,479
Grand Canyon Education, Inc. (a)	203	34,516
H&R Block, Inc.	1,369	43,452
Matthews International Corp. Class A (b)	1,499	38,704
Mister Car Wash, Inc. (a)	4,429	30,870
Perdoceo Education Corp.	1,096	40,782
Service Corp. International	1,153	95,134
Strategic Education, Inc.	508	42,144
Security Description	Shares	Value
Stride, Inc. (a)	333	$29,361
		640,899
DIVERSIFIED REITs — 0.1%
American Assets Trust, Inc. REIT	2,304	42,417
Essential Properties Realty Trust, Inc. REIT	2,045	62,086
Global Net Lease, Inc. REIT	9,780	91,541
WP Carey, Inc. REIT	5,536	376,226
		572,270
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.	145,564	4,219,900
Cogent Communications Holdings, Inc. (b)	970	18,275
Comcast Corp. Class A	179,284	5,147,244
Iridium Communications, Inc.	937	25,992
Lumen Technologies, Inc. (a)	46,630	324,078
Shenandoah Telecommunications Co.	2,249	34,680
Uniti Group, Inc.	2,982	27,971
Verizon Communications, Inc.	210,689	10,576,588
		20,374,728
ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	3,276	235,086
American Electric Power Co., Inc.	8,225	1,078,133
Constellation Energy Corp.	1,819	507,956
Duke Energy Corp.	11,970	1,567,352
Edison International	9,627	704,504
Entergy Corp.	5,736	644,497
Evergy, Inc.	4,683	383,631
Eversource Energy	7,852	543,987
Exelon Corp.	20,840	1,021,577
FirstEnergy Corp.	13,047	660,961
IDACORP, Inc. (b)	679	97,077
MGE Energy, Inc.	372	28,752
NextEra Energy, Inc.	21,460	1,993,205
NRG Energy, Inc.	3,263	476,855
OGE Energy Corp.	3,056	146,566
Otter Tail Corp.	852	74,780
PG&E Corp.	45,627	801,666
Pinnacle West Capital Corp.	2,519	253,789
Portland General Electric Co.	2,725	143,798
PPL Corp.	11,387	434,983
Southern Co.	14,293	1,379,560
TXNM Energy, Inc.	1,507	88,099
Xcel Energy, Inc.	9,133	725,525
		13,992,339
ELECTRICAL EQUIPMENT — 0.8%
Acuity, Inc.	259	72,577
AMETEK, Inc.	1,340	287,242
Eaton Corp. PLC	2,263	809,407
Emerson Electric Co.	5,788	758,344
EnerSys	758	131,680
GE Vernova, Inc.	1,558	1,359,978
Generac Holdings, Inc. (a)	629	122,863
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hubbell, Inc.	337	$165,379
Nextpower, Inc. Class A (a)	918	110,665
nVent Electric PLC	1,679	198,592
Powell Industries, Inc.	96	51,944
Regal Rexnord Corp.	1,014	189,882
Rockwell Automation, Inc.	780	279,926
Sensata Technologies Holding PLC	3,713	130,772
Sunrun, Inc. (a)	11,009	149,282
Vicor Corp. (a)	283	45,563
		4,864,096
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Advanced Energy Industries, Inc.	264	85,195
Amphenol Corp. Class A	5,867	741,295
Arlo Technologies, Inc. (a)	566	8,054
Arrow Electronics, Inc. (a)	2,563	367,560
Avnet, Inc.	4,161	256,401
Badger Meter, Inc.	63	9,598
Belden, Inc.	548	62,927
Benchmark Electronics, Inc.	1,700	95,302
CDW Corp.	1,702	205,976
Cognex Corp.	1,492	73,093
Coherent Corp. (a)	1,536	365,891
Corning, Inc.	8,053	1,094,966
Crane NXT Co.	618	25,085
CTS Corp.	249	11,892
ePlus, Inc.	640	48,160
Fabrinet (a)	305	159,064
Flex Ltd. (a)	9,490	621,215
Insight Enterprises, Inc. (a)	1,544	103,463
IPG Photonics Corp. (a)	1,286	147,363
Itron, Inc. (a)	360	32,267
Jabil, Inc.	2,692	715,076
Keysight Technologies, Inc. (a)	1,161	327,832
Knowles Corp. (a)	1,916	49,203
Littelfuse, Inc.	335	113,682
Novanta, Inc. (a) (b)	229	27,047
OSI Systems, Inc. (a)	110	29,206
PC Connection, Inc.	676	39,519
Plexus Corp. (a)	397	80,408
Ralliant Corp.	906	37,681
Rogers Corp. (a)	473	50,767
Sanmina Corp. (a)	1,362	176,570
ScanSource, Inc. (a)	1,132	41,092
TD SYNNEX Corp.	3,783	638,230
TE Connectivity PLC	3,045	636,466
Teledyne Technologies, Inc. (a)	371	224,459
TTM Technologies, Inc. (a)	2,691	262,157
Vishay Intertechnology, Inc.	6,450	116,100
Vontier Corp.	1,630	57,816
Zebra Technologies Corp. Class A (a)	390	81,541
		8,219,619
ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	1,408	48,998
Security Description	Shares	Value
Atlas Energy Solutions, Inc. (b)	3,793	$49,764
Baker Hughes Co.	12,810	782,051
Bristow Group, Inc.	1,193	55,940
Cactus, Inc. Class A	751	35,575
Core Laboratories, Inc.	348	5,843
Halliburton Co.	21,505	838,480
Helix Energy Solutions Group, Inc. (a)	3,138	31,035
Helmerich & Payne, Inc.	4,928	177,556
Innovex International, Inc. (a)	960	23,414
Liberty Energy, Inc.	7,928	228,326
NOV, Inc.	18,546	348,850
Oceaneering International, Inc. (a)	1,495	53,028
Patterson-UTI Energy, Inc.	17,175	186,005
RPC, Inc.	4,719	33,411
SLB Ltd.	22,932	1,178,475
Tidewater, Inc. (a)	713	59,571
Valaris Ltd. (a)	1,639	160,688
Weatherford International PLC	1,792	169,487
		4,466,497
ENTERTAINMENT — 1.3%
Cinemark Holdings, Inc.	1,616	46,088
Electronic Arts, Inc.	2,084	424,865
Live Nation Entertainment, Inc. (a)	1,716	261,707
Madison Square Garden Sports Corp. (a)	95	30,533
Netflix, Inc. (a)	14,940	1,436,481
Take-Two Interactive Software, Inc. (a)	595	117,513
TKO Group Holdings, Inc.	657	132,484
Walt Disney Co.	19,928	1,920,661
Warner Bros Discovery, Inc. (a)	123,287	3,385,461
Warner Music Group Corp. Class A	7,095	181,206
		7,936,999
FINANCIAL SERVICES — 2.9%
Apollo Global Management, Inc.	5,156	574,481
Berkshire Hathaway, Inc. Class B (a)	23,901	11,453,359
Corpay, Inc. (a)	472	137,347
Equitable Holdings, Inc.	3,932	145,917
Essent Group Ltd.	2,597	151,769
Euronet Worldwide, Inc. (a)	733	48,649
EVERTEC, Inc.	631	17,807
Fidelity National Information Services, Inc.	6,745	316,408
Fiserv, Inc. (a)	4,867	271,579
Global Payments, Inc.	5,018	337,711
HA Sustainable Infrastructure Capital, Inc. (b)	2,047	75,227
Jack Henry & Associates, Inc.	376	59,423
Jackson Financial, Inc. Class A	3,380	357,334
Mastercard, Inc. Class A	1,417	708,018
MGIC Investment Corp.	6,125	160,781
NCR Atleos Corp. (a)	3,678	160,287
NMI Holdings, Inc. (a)	1,596	59,866
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Payoneer Global, Inc. (a)	2,906	$14,036
PayPal Holdings, Inc.	12,287	555,741
Radian Group, Inc.	3,371	111,513
Shift4 Payments, Inc. Class A (a) (b)	467	20,422
Visa, Inc. Class A	4,608	1,392,722
Voya Financial, Inc.	4,761	325,271
Walker & Dunlop, Inc.	639	28,359
Western Union Co. (b)	16,075	140,335
WEX, Inc. (a)	467	71,470
		17,695,832
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	23,907	1,737,800
Bunge Global SA	6,712	853,767
Cal-Maine Foods, Inc. (b)	1,208	95,613
Campbell's Co. (b)	9,632	214,505
Conagra Brands, Inc.	11,957	187,964
Darling Ingredients, Inc. (a)	7,763	480,142
Flowers Foods, Inc.	4,909	40,008
Fresh Del Monte Produce, Inc.	1,619	65,181
Freshpet, Inc. (a)	276	16,273
General Mills, Inc.	11,173	415,859
Hershey Co.	2,281	474,197
Hormel Foods Corp.	14,242	322,581
Ingredion, Inc.	1,346	151,640
J&J Snack Foods Corp.	226	17,915
J.M. Smucker Co.	2,211	213,229
John B Sanfilippo & Son, Inc.	464	36,809
Kraft Heinz Co.	42,572	957,444
Lamb Weston Holdings, Inc.	2,140	90,436
Marzetti Co.	230	31,816
McCormick & Co., Inc.	2,019	101,838
Mondelez International, Inc. Class A	16,767	966,450
Pilgrim's Pride Corp.	2,003	75,633
Post Holdings, Inc. (a)	1,207	119,324
Simply Good Foods Co. (a)	935	13,417
Tootsie Roll Industries, Inc.	1,007	43,001
Tyson Foods, Inc. Class A	14,166	907,616
		8,630,458
GAS UTILITIES — 0.3%
Atmos Energy Corp.	1,627	300,540
Chesapeake Utilities Corp.	274	34,625
MDU Resources Group, Inc.	9,970	206,578
National Fuel Gas Co.	1,379	129,571
New Jersey Resources Corp.	1,633	89,684
Northwest Natural Holding Co.	1,009	53,699
ONE Gas, Inc.	1,515	130,487
Southwest Gas Holdings, Inc.	3,164	274,952
Spire, Inc.	1,621	146,765
UGI Corp.	10,510	382,774
		1,749,675
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	1,139	112,032
Avis Budget Group, Inc. (a) (b)	838	122,222
CSX Corp.	19,496	800,311
Security Description	Shares	Value
Heartland Express, Inc.	2,274	$23,650
Hertz Global Holdings, Inc. (a) (b)	6,711	30,938
JB Hunt Transport Services, Inc.	1,606	340,311
Knight-Swift Transportation Holdings, Inc.	4,015	231,184
Landstar System, Inc.	416	66,689
Marten Transport Ltd.	2,832	37,184
Norfolk Southern Corp.	2,494	715,778
Old Dominion Freight Line, Inc.	1,086	212,204
RXO, Inc. (a) (b)	2,527	36,945
Ryder System, Inc.	2,005	410,443
Saia, Inc. (a)	226	79,389
Schneider National, Inc. Class B	2,322	61,208
Uber Technologies, Inc. (a)	11,926	857,837
Union Pacific Corp.	4,844	1,175,251
Werner Enterprises, Inc.	3,016	88,701
XPO, Inc. (a)	925	179,959
		5,582,236
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Abbott Laboratories	5,887	604,418
Align Technology, Inc. (a)	783	134,230
Artivion, Inc. (a)	226	8,276
Avanos Medical, Inc. (a)	2,309	32,349
Baxter International, Inc.	10,405	174,804
Becton Dickinson & Co.	2,298	361,315
Boston Scientific Corp. (a)	5,299	332,512
CONMED Corp.	259	9,158
Cooper Cos., Inc. (a)	1,315	94,023
Dentsply Sirona, Inc.	9,730	112,868
Dexcom, Inc. (a)	1,869	117,373
Edwards Lifesciences Corp. (a)	3,803	304,544
Embecta Corp.	2,844	25,141
Enovis Corp. (a)	1,415	32,191
Envista Holdings Corp. (a)	4,257	108,000
GE HealthCare Technologies, Inc.	3,673	261,444
Glaukos Corp. (a)	58	6,244
Globus Medical, Inc. Class A (a)	754	64,965
Haemonetics Corp. (a)	336	18,937
Hologic, Inc. (a)	2,860	216,187
ICU Medical, Inc. (a)	380	49,077
IDEXX Laboratories, Inc. (a)	285	160,139
Inspire Medical Systems, Inc. (a)	85	4,384
Insulet Corp. (a)	228	47,844
Integer Holdings Corp. (a)	355	31,240
Integra LifeSciences Holdings Corp. (a)	1,211	11,408
Intuitive Surgical, Inc. (a)	976	449,926
Lantheus Holdings, Inc. (a)	241	18,280
LeMaitre Vascular, Inc.	61	6,659
LivaNova PLC (a)	652	41,441
Masimo Corp. (a)	293	52,116
Medtronic PLC	16,648	1,442,549
Merit Medical Systems, Inc. (a)	337	23,229
Neogen Corp. (a)	4,947	45,958
Omnicell, Inc. (a)	873	29,141
Penumbra, Inc. (a)	105	34,479
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
QuidelOrtho Corp. (a) (b)	3,105	$51,015
ResMed, Inc.	832	186,767
Solventum Corp. (a)	3,676	240,043
STAAR Surgical Co. (a) (b)	393	7,349
STERIS PLC	574	126,929
Stryker Corp.	1,664	546,774
Tandem Diabetes Care, Inc. (a)	270	5,176
Teleflex, Inc.	680	81,335
TransMedics Group, Inc. (a) (b)	78	7,754
UFP Technologies, Inc. (a)	43	8,325
Zimmer Biomet Holdings, Inc.	2,015	182,196
		6,910,512
HEALTH CARE PROVIDERS & SERVICES — 4.4%
Acadia Healthcare Co., Inc. (a) (b)	2,302	53,844
AdaptHealth Corp. (a)	4,931	58,679
Addus HomeCare Corp. (a)	218	20,416
AMN Healthcare Services, Inc. (a)	1,885	34,571
Astrana Health, Inc. (a)	847	20,768
Cardinal Health, Inc.	11,839	2,501,699
Cencora, Inc.	9,718	3,052,813
Centene Corp. (a)	23,231	760,583
Chemed Corp.	67	25,309
Cigna Group	13,162	3,510,963
Concentra Group Holdings Parent, Inc.	5,899	126,534
CorVel Corp. (a)	233	12,733
CVS Health Corp.	63,232	4,541,322
DaVita, Inc. (a)	1,761	270,648
Elevance Health, Inc.	5,610	1,642,327
Encompass Health Corp.	816	78,932
Ensign Group, Inc.	393	79,189
HCA Healthcare, Inc.	3,312	1,567,371
HealthEquity, Inc. (a)	548	45,796
Henry Schein, Inc. (a)	2,108	155,360
Hims & Hers Health, Inc. (a) (b)	738	15,321
Humana, Inc.	5,972	1,035,485
Labcorp Holdings, Inc.	1,263	336,981
McKesson Corp.	3,116	2,696,462
Molina Healthcare, Inc. (a)	1,131	150,762
National HealthCare Corp.	275	43,918
NeoGenomics, Inc. (a)	947	7,027
OmniAb, Inc. (a) (d)	38	—
Option Care Health, Inc. (a)	1,801	48,483
Pediatrix Medical Group, Inc. (a)	2,081	44,513
Privia Health Group, Inc. (a)	708	14,564
Progyny, Inc. (a)	1,036	17,591
Quest Diagnostics, Inc.	1,417	277,704
RadNet, Inc. (a)	624	34,875
Select Medical Holdings Corp.	5,139	83,714
Tenet Healthcare Corp. (a)	4,356	822,021
U.S. Physical Therapy, Inc.	119	8,920
UnitedHealth Group, Inc.	10,072	2,725,382
Universal Health Services, Inc. Class B	1,452	259,864
		27,183,444
Security Description	Shares	Value
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	3,832	$177,882
CareTrust REIT, Inc. (b)	1,472	53,949
Healthcare Realty Trust, Inc. REIT	8,806	149,614
Healthpeak Properties, Inc. REIT	10,575	173,747
LTC Properties, Inc. REIT	1,117	41,508
Medical Properties Trust, Inc. REIT (b)	24,346	112,722
Omega Healthcare Investors, Inc. REIT	4,650	203,763
Sabra Health Care REIT, Inc.	6,141	118,091
Universal Health Realty Income Trust REIT	462	18,697
Ventas, Inc. REIT	3,068	250,901
Welltower, Inc. REIT	3,934	777,791
		2,078,665
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	1,666	9,496
Doximity, Inc. Class A (a)	630	14,679
HealthStream, Inc.	430	8,906
Schrodinger, Inc. (a)	309	3,510
		36,591
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	10,791	124,204
DiamondRock Hospitality Co. REIT	5,783	54,187
Host Hotels & Resorts, Inc. REIT	16,036	307,250
Park Hotels & Resorts, Inc. REIT (b)	9,906	104,310
Pebblebrook Hotel Trust REIT	5,778	72,976
Ryman Hospitality Properties, Inc. REIT	601	55,454
Sunstone Hotel Investors, Inc. REIT	3,515	31,670
Xenia Hotels & Resorts, Inc. REIT	2,720	40,338
		790,389
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	3,461	437,055
Aramark	5,398	218,835
BJ's Restaurants, Inc. (a)	319	11,197
Booking Holdings, Inc.	86	362,088
Boyd Gaming Corp.	1,620	133,132
Brinker International, Inc. (a)	259	36,977
Caesars Entertainment, Inc. (a)	10,346	273,445
Carnival Corp.	17,775	460,017
Cava Group, Inc. (a) (b)	231	18,688
Cheesecake Factory, Inc. (b)	925	50,644
Chipotle Mexican Grill, Inc. (a)	6,403	204,960
Choice Hotels International, Inc. (b)	238	24,633
Churchill Downs, Inc.	524	47,071
Cracker Barrel Old Country Store, Inc. (b)	1,057	29,712
Darden Restaurants, Inc.	1,281	251,127
Domino's Pizza, Inc.	210	75,346
DoorDash, Inc. Class A (a)	1,311	196,847
Expedia Group, Inc.	1,546	356,956
Golden Entertainment, Inc.	992	26,476
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Hilton Grand Vacations, Inc. (a) (b)	3,104	$121,428
Hilton Worldwide Holdings, Inc.	388	117,983
Hyatt Hotels Corp. Class A	1,073	154,287
Las Vegas Sands Corp.	6,344	341,815
Marriott International, Inc. Class A	1,274	416,687
Marriott Vacations Worldwide Corp. (b)	1,545	100,610
McDonald's Corp.	4,129	1,283,252
MGM Resorts International (a)	10,193	377,243
Monarch Casino & Resort, Inc.	220	21,032
Norwegian Cruise Line Holdings Ltd. (a)	7,101	132,789
Papa John's International, Inc.	818	26,511
Penn Entertainment, Inc. (a)	6,816	102,444
Planet Fitness, Inc. Class A (a)	265	19,711
Pursuit Attractions & Hospitality, Inc. (a)	370	13,553
Royal Caribbean Cruises Ltd.	1,458	401,212
Sabre Corp. (a)	5,850	8,482
Shake Shack, Inc. Class A (a)	259	22,914
Six Flags Entertainment Corp. (a) (b)	957	16,987
Starbucks Corp.	7,560	677,300
Texas Roadhouse, Inc.	476	78,607
Travel & Leisure Co.	1,820	125,926
Vail Resorts, Inc. (b)	567	72,757
Wendy's Co.	4,219	29,322
Wingstop, Inc.	44	6,819
Wyndham Hotels & Resorts, Inc.	263	21,363
Wynn Resorts Ltd.	1,125	114,244
Yum! Brands, Inc.	1,570	244,104
		8,264,588
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	67	32,447
Century Communities, Inc.	1,321	75,799
Champion Homes, Inc. (a)	576	42,837
DR Horton, Inc.	6,905	947,504
Dream Finders Homes, Inc. Class A (a) (b)	1,354	18,848
Ethan Allen Interiors, Inc.	1,118	24,887
Garmin Ltd.	1,079	250,339
Green Brick Partners, Inc. (a)	857	55,233
Installed Building Products, Inc.	294	77,954
KB Home	3,212	166,221
La-Z-Boy, Inc.	1,299	41,750
Leggett & Platt, Inc.	6,169	60,950
Lennar Corp. Class A	10,706	929,709
LGI Homes, Inc. (a)	1,029	40,676
M/I Homes, Inc. (a)	1,346	164,818
Meritage Homes Corp.	1,782	110,199
Mohawk Industries, Inc. (a)	2,563	252,353
Newell Brands, Inc.	19,454	66,727
NVR, Inc. (a)	29	191,105
PulteGroup, Inc.	4,098	481,966
Somnigroup International, Inc.	1,202	88,852
Sonos, Inc. (a)	2,157	28,904
Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	5,035	$293,238
Toll Brothers, Inc.	2,474	337,627
TopBuild Corp. (a)	359	126,117
Tri Pointe Homes, Inc. (a)	4,546	212,434
Whirlpool Corp. (b)	3,137	169,147
		5,288,641
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	331	12,171
Central Garden & Pet Co. Class A (a)	2,474	80,207
Church & Dwight Co., Inc.	1,473	137,460
Clorox Co.	1,010	104,666
Colgate-Palmolive Co.	2,688	229,098
Energizer Holdings, Inc.	1,618	26,568
Kimberly-Clark Corp.	3,374	325,490
Procter & Gamble Co.	7,908	1,142,232
WD-40 Co.	47	9,585
		2,067,477
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	35,427	499,166
Clearway Energy, Inc. Class A	682	26,714
Clearway Energy, Inc. Class C	1,690	66,400
Ormat Technologies, Inc.	676	75,658
Vistra Corp.	2,078	312,386
		980,324
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	5,492	797,603
Honeywell International, Inc.	4,224	954,751
		1,752,354
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	350	64,782
First Industrial Realty Trust, Inc. REIT	1,476	85,387
Innovative Industrial Properties, Inc. REIT	1,392	69,823
LXP Industrial Trust REIT	871	40,292
Prologis, Inc. REIT	7,557	998,884
Rexford Industrial Realty, Inc. REIT	3,454	113,049
STAG Industrial, Inc. REIT	2,498	90,078
Terreno Realty Corp. REIT	809	49,689
		1,511,984
INSURANCE — 3.4%
Aflac, Inc.	7,241	794,410
Allstate Corp.	5,471	1,134,357
American Financial Group, Inc.	1,779	227,196
American International Group, Inc.	13,606	1,023,852
AMERISAFE, Inc.	335	11,166
Aon PLC Class A	769	248,218
Arch Capital Group Ltd. (a)	7,462	716,277
Arthur J Gallagher & Co.	698	151,173
Assurant, Inc.	1,073	233,710
Assured Guaranty Ltd.	1,179	96,065
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Brighthouse Financial, Inc. (a)	2,924	$175,089
Brown & Brown, Inc.	1,350	88,034
Chubb Ltd.	5,633	1,835,964
Cincinnati Financial Corp.	3,229	508,083
CNO Financial Group, Inc.	2,504	102,814
Employers Holdings, Inc.	673	27,687
Erie Indemnity Co. Class A	227	57,047
Everest Group Ltd.	2,083	680,829
Fidelity National Financial, Inc.	12,611	584,898
First American Financial Corp.	2,742	165,315
Genworth Financial, Inc. (a)	20,026	162,611
Globe Life, Inc.	1,247	173,545
Goosehead Insurance, Inc. Class A (a)	36	1,536
Hanover Insurance Group, Inc.	760	131,746
Hartford Insurance Group, Inc.	5,757	778,519
HCI Group, Inc.	195	30,149
Horace Mann Educators Corp.	1,215	51,856
Kemper Corp.	1,198	36,611
Kinsale Capital Group, Inc. (b)	87	29,724
Lincoln National Corp.	8,318	295,289
Loews Corp.	8,414	898,110
Marsh & McLennan Cos., Inc.	2,782	482,538
Mercury General Corp.	1,325	116,799
MetLife, Inc.	27,490	1,944,093
Old Republic International Corp.	5,695	227,231
Palomar Holdings, Inc. (a)	231	27,605
Primerica, Inc.	342	85,664
Principal Financial Group, Inc.	10,011	902,091
ProAssurance Corp. (a)	788	19,479
Progressive Corp.	1,957	387,956
Prudential Financial, Inc.	17,441	1,703,811
Reinsurance Group of America, Inc.	3,282	670,053
RenaissanceRe Holdings Ltd.	1,103	327,845
RLI Corp.	930	53,047
Ryan Specialty Holdings, Inc. (b)	516	17,410
Safety Insurance Group, Inc.	332	24,116
Selective Insurance Group, Inc.	1,221	92,051
SiriusPoint Ltd. (a)	5,136	110,629
Stewart Information Services Corp.	686	42,244
Travelers Cos., Inc.	4,495	1,311,102
Trupanion, Inc. (a)	262	6,710
United Fire Group, Inc.	1,185	43,916
Unum Group	4,064	296,794
W.R. Berkley Corp.	4,583	303,761
Willis Towers Watson PLC	634	184,304
		20,833,129
INTERACTIVE MEDIA & SERVICES — 3.9%
Alphabet, Inc. Class A	19,728	5,672,984
Alphabet, Inc. Class C	42,362	12,151,963
Cargurus, Inc. (a)	655	22,303
IAC, Inc. (a)	3,424	137,063
Match Group, Inc.	2,281	70,049
Meta Platforms, Inc. Class A	10,612	6,071,444
QuinStreet, Inc. (a)	520	6,245
Shutterstock, Inc.	1,133	18,819
Security Description	Shares	Value
TripAdvisor, Inc. (a) (b)	2,717	$28,963
Yelp, Inc. (a)	945	23,379
Ziff Davis, Inc. (a)	2,074	87,025
ZoomInfo Technologies, Inc. (a) (b)	4,113	24,596
		24,314,833
IT SERVICES — 0.6%
Accenture PLC Class A	4,105	813,980
Akamai Technologies, Inc. (a)	1,910	219,363
ASGN, Inc. (a)	1,105	42,775
Cognizant Technology Solutions Corp. Class A	6,303	386,689
DigitalOcean Holdings, Inc. (a) (b)	651	55,843
DXC Technology Co. (a)	8,429	105,953
EPAM Systems, Inc. (a)	575	77,855
Gartner, Inc. (a)	433	68,561
GoDaddy, Inc. Class A (a)	816	67,459
Grid Dynamics Holdings, Inc. (a)	408	2,326
International Business Machines Corp.	7,655	1,855,495
Kyndryl Holdings, Inc. (a)	4,733	62,097
VeriSign, Inc.	478	118,716
		3,877,112
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	661	61,790
Brunswick Corp.	3,211	233,633
Callaway Golf Co. (a)	6,907	95,869
Mattel, Inc. (a)	5,065	73,595
Polaris, Inc.	2,640	143,880
YETI Holdings, Inc. (a)	1,092	39,956
		648,723
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	2,181	204,142
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	1,645	187,497
Avantor, Inc. (a)	10,309	80,822
Azenta, Inc. (a)	1,136	24,004
BioLife Solutions, Inc. (a)	214	4,083
Bio-Rad Laboratories, Inc. Class A (a) (b)	927	258,401
Bio-Techne Corp.	769	40,188
Bruker Corp. (b)	1,126	40,671
Charles River Laboratories International, Inc. (a)	638	110,055
Cytek Biosciences, Inc. (a)	1,326	5,795
Danaher Corp.	4,196	795,562
Fortrea Holdings, Inc. (a)	4,404	41,486
Illumina, Inc. (a)	1,247	153,705
IQVIA Holdings, Inc. (a)	1,769	301,685
Medpace Holdings, Inc. (a)	183	87,875
Mettler-Toledo International, Inc. (a)	112	141,254
Repligen Corp. (a)	250	29,455
Revvity, Inc.	1,013	88,749
Sotera Health Co. (a)	2,125	30,472
Thermo Fisher Scientific, Inc.	2,203	1,082,841
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Waters Corp. (a)	635	$189,103
West Pharmaceutical Services, Inc.	387	96,998
		3,790,701
MACHINERY — 2.3%
AGCO Corp.	3,049	353,288
Alamo Group, Inc.	179	29,530
Albany International Corp. Class A	331	17,281
Astec Industries, Inc.	572	30,796
Caterpillar, Inc.	5,208	3,689,660
Chart Industries, Inc. (a)	479	99,033
CNH Industrial NV	43,870	482,570
Crane Co.	539	92,169
Cummins, Inc.	1,783	959,290
Deere & Co.	2,803	1,578,930
Donaldson Co., Inc.	943	80,032
Dover Corp.	1,527	318,303
Enerpac Tool Group Corp.	271	9,883
Enpro, Inc.	180	45,117
Esab Corp.	354	34,218
ESCO Technologies, Inc.	165	46,426
Federal Signal Corp.	341	36,876
Flowserve Corp.	1,505	110,633
Fortive Corp.	2,734	151,136
Franklin Electric Co., Inc.	345	31,799
Gates Industrial Corp. PLC (a)	5,307	119,991
Graco, Inc.	947	80,164
Greenbrier Cos., Inc.	1,464	77,080
IDEX Corp.	601	113,920
Illinois Tool Works, Inc.	2,158	561,706
Ingersoll Rand, Inc.	2,054	164,566
ITT, Inc.	546	104,029
JBT Marel Corp.	268	34,269
Kadant, Inc.	55	16,079
Kennametal, Inc.	3,769	136,174
Lincoln Electric Holdings, Inc.	379	94,401
Lindsay Corp.	90	10,716
Middleby Corp. (a)	666	88,298
Mueller Industries, Inc.	1,151	127,531
Mueller Water Products, Inc. Class A	1,395	38,349
Nordson Corp.	458	121,855
Oshkosh Corp.	1,632	240,247
Otis Worldwide Corp.	2,270	174,972
PACCAR, Inc.	10,832	1,251,096
Parker-Hannifin Corp.	752	673,220
Pentair PLC	1,135	98,870
Proto Labs, Inc. (a)	363	20,698
RBC Bearings, Inc. (a)	218	118,400
Snap-on, Inc.	540	196,139
SPX Technologies, Inc. (a)	207	41,388
Standex International Corp.	97	24,721
Stanley Black & Decker, Inc.	3,833	272,373
Tennant Co.	192	12,749
Terex Corp.	5,651	333,974
Timken Co.	1,606	161,515
Titan International, Inc. (a) (b)	2,992	20,675
Security Description	Shares	Value
Toro Co.	1,041	$97,271
Trinity Industries, Inc.	2,033	65,422
Watts Water Technologies, Inc. Class A	217	62,993
Westinghouse Air Brake Technologies Corp.	1,122	280,399
Worthington Enterprises, Inc.	1,575	82,120
Xylem, Inc.	2,194	262,183
		14,577,523
MARINE — 0.0% *
Kirby Corp. (a)	888	117,998
Matson, Inc.	830	136,070
		254,068
MEDIA — 0.6%
Cable One, Inc. (a)	232	21,161
Charter Communications, Inc. Class A (a)	4,365	942,316
DoubleVerify Holdings, Inc. (a)	1,741	16,540
EchoStar Corp. Class A (a)	6,654	778,984
Fox Corp. Class A	4,406	257,310
Fox Corp. Class B	3,061	162,539
John Wiley & Sons, Inc. Class A	1,039	39,586
New York Times Co. Class A	1,443	120,822
News Corp. Class A	5,726	142,749
News Corp. Class B	1,910	54,454
Nexstar Media Group, Inc.	1,426	257,864
Omnicom Group, Inc.	6,585	495,916
Paramount Skydance Corp. Class B	15,241	137,474
Scholastic Corp. (b)	1,163	45,427
Versant Media Group, Inc. (a)	7,215	267,099
		3,740,241
METALS & MINING — 1.2%
Alcoa Corp.	3,922	260,146
Alpha Metallurgical Resources, Inc. (a)	541	111,051
Century Aluminum Co. (a)	2,545	149,366
Cleveland-Cliffs, Inc. (a)	28,170	238,036
Commercial Metals Co.	5,532	339,831
Freeport-McMoRan, Inc.	18,704	1,099,421
Kaiser Aluminum Corp.	792	95,444
Materion Corp.	363	52,508
Metallus, Inc. (a)	2,126	34,739
MP Materials Corp. (a) (b)	882	42,565
Newmont Corp.	14,179	1,534,877
Nucor Corp.	11,370	1,922,667
Reliance, Inc.	1,108	336,743
Royal Gold, Inc.	475	120,883
Steel Dynamics, Inc.	3,500	630,000
Warrior Met Coal, Inc.	2,566	239,023
Worthington Steel, Inc.	1,553	47,134
		7,254,434
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Adamas Trust, Inc. REIT	4,750	34,960
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	17,219	$364,182
Apollo Commercial Real Estate Finance, Inc. REIT (b)	6,055	63,941
Arbor Realty Trust, Inc. REIT	9,737	75,072
ARMOUR Residential REIT, Inc. (b)	5,897	98,362
Blackstone Mortgage Trust, Inc. Class A REIT	7,927	151,802
Ellington Financial, Inc. REIT	1,456	17,254
Franklin BSP Realty Trust, Inc. REIT	1,727	14,662
PennyMac Mortgage Investment Trust REIT	4,743	55,303
Redwood Trust, Inc. REIT	6,265	35,147
Two Harbors Investment Corp. REIT	5,095	58,185
Starwood Property Trust, Inc. REIT	17,046	293,532
		1,262,402
MULTI-UTILITIES — 1.0%
Ameren Corp.	3,510	385,819
Avista Corp.	2,040	81,886
Black Hills Corp.	1,909	132,504
CenterPoint Energy, Inc.	8,478	365,910
CMS Energy Corp.	3,951	306,519
Consolidated Edison, Inc.	5,553	628,489
Dominion Energy, Inc.	17,788	1,099,654
DTE Energy Co.	3,196	467,319
NiSource, Inc.	6,196	289,105
Northwestern Energy Group, Inc.	1,623	107,021
Public Service Enterprise Group, Inc.	6,481	524,637
Sempra	13,583	1,319,860
Unitil Corp.	378	19,747
WEC Energy Group, Inc.	4,224	489,012
		6,217,482
OFFICE REITs — 0.1%
BXP, Inc. REIT	3,805	197,479
COPT Defense Properties REIT	1,717	52,540
Cousins Properties, Inc. REIT	3,442	77,686
Douglas Emmett, Inc. REIT	4,178	39,357
Easterly Government Properties, Inc. REIT	1,944	41,660
Highwoods Properties, Inc. REIT	2,675	57,272
JBG SMITH Properties REIT (b)	3,037	44,371
Kilroy Realty Corp. REIT (b)	5,395	152,193
SL Green Realty Corp. REIT (b)	1,091	40,301
Vornado Realty Trust REIT	2,521	65,521
		768,380
OIL, GAS & CONSUMABLE FUELS — 9.4%
Antero Midstream Corp.	8,310	189,468
Antero Resources Corp. (a)	4,424	187,755
APA Corp.	18,008	764,260
California Resources Corp.	3,907	270,443
Chevron Corp.	47,565	9,841,198
Chord Energy Corp.	2,966	421,706
CNX Resources Corp. (a)	3,669	141,440
Comstock Resources, Inc. (a) (b)	4,553	95,977
Security Description	Shares	Value
ConocoPhillips	31,170	$4,114,440
Core Natural Resources, Inc.	1,051	110,071
Coterra Energy, Inc.	19,108	671,455
Crescent Energy Co. Class A	11,532	155,682
CVR Energy, Inc. (a)	1,479	49,768
Devon Energy Corp.	31,337	1,576,878
Diamondback Energy, Inc.	9,702	1,918,959
Dorian LPG Ltd.	1,639	56,054
DT Midstream, Inc.	1,315	177,091
EOG Resources, Inc.	11,189	1,617,594
EQT Corp.	6,388	406,532
Expand Energy Corp.	3,646	400,258
Exxon Mobil Corp.	86,896	14,742,775
HF Sinclair Corp.	7,984	498,122
International Seaways, Inc.	1,976	144,011
Kinder Morgan, Inc.	40,374	1,353,740
Magnolia Oil & Gas Corp. Class A	3,868	122,113
Marathon Petroleum Corp.	14,739	3,598,969
Matador Resources Co.	5,810	367,076
Murphy Oil Corp.	6,658	274,642
Northern Oil & Gas, Inc.	5,216	152,464
Occidental Petroleum Corp.	35,926	2,335,190
ONEOK, Inc.	5,125	463,249
Ovintiv, Inc.	13,974	829,497
Par Pacific Holdings, Inc. (a)	2,739	171,571
PBF Energy, Inc. Class A	4,529	215,671
Peabody Energy Corp.	6,055	199,512
Permian Resources Corp. Class A	17,523	373,590
Phillips 66 Co.	20,078	3,657,810
Range Resources Corp.	3,088	139,516
REX American Resources Corp. (a)	1,520	69,266
SM Energy Co.	11,740	366,053
Talos Energy, Inc. (a)	6,565	103,464
Targa Resources Corp.	1,944	487,419
Texas Pacific Land Corp.	98	46,507
Valero Energy Corp.	15,150	3,743,262
Viper Energy, Inc. Class A	2,406	113,058
Williams Cos., Inc.	9,939	723,360
World Kinect Corp.	2,794	64,458
		58,523,394
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	930	67,657
Sylvamo Corp.	1,675	70,752
		138,409
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	405	6,517
Coty, Inc. Class A (a) (b)	17,931	36,041
Edgewell Personal Care Co.	2,345	50,042
elf Beauty, Inc. (a)	316	19,153
Estee Lauder Cos., Inc. Class A	6,191	444,328
Interparfums, Inc.	223	20,257
Kenvue, Inc.	48,467	835,571
		1,411,909
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 3.0%
Amphastar Pharmaceuticals, Inc. (a)	918	$17,984
ANI Pharmaceuticals, Inc. (a)	130	9,997
Bristol-Myers Squibb Co.	26,423	1,602,555
Collegium Pharmaceutical, Inc. (a)	788	26,059
Corcept Therapeutics, Inc. (a)	257	10,360
Eli Lilly & Co.	1,366	1,256,406
Harmony Biosciences Holdings, Inc. (a)	668	18,711
Innoviva, Inc. (a)	1,794	41,800
Jazz Pharmaceuticals PLC (a)	928	175,438
Johnson & Johnson	24,905	6,087,778
Ligand Pharmaceuticals, Inc. (a)	110	21,962
Merck & Co., Inc.	32,214	3,875,022
Organon & Co.	13,361	80,032
Pacira BioSciences, Inc. (a)	925	20,905
Perrigo Co. PLC	6,688	71,829
Pfizer, Inc.	143,899	4,040,684
Phibro Animal Health Corp. Class A	1,058	58,518
Prestige Consumer Healthcare, Inc. (a)	580	34,377
Supernus Pharmaceuticals, Inc. (a)	763	39,439
Viatris, Inc.	58,175	785,944
Zoetis, Inc.	2,104	248,714
		18,524,514
PROFESSIONAL SERVICES — 0.4%
Amentum Holdings, Inc. (a)	7,578	197,634
Automatic Data Processing, Inc.	2,291	465,485
Broadridge Financial Solutions, Inc.	644	104,637
CACI International, Inc. Class A (a)	338	183,828
Concentrix Corp. (b)	2,199	60,165
CSG Systems International, Inc.	338	27,020
Equifax, Inc.	586	105,521
ExlService Holdings, Inc. (a)	1,018	30,998
Exponent, Inc.	220	14,355
FTI Consulting, Inc. (a)	291	51,440
Genpact Ltd.	1,644	61,239
Insperity, Inc. (b)	874	23,633
Jacobs Solutions, Inc.	1,539	195,884
KBR, Inc.	1,701	62,699
Korn Ferry	817	51,430
Leidos Holdings, Inc.	1,679	261,118
ManpowerGroup, Inc.	2,256	66,462
Maximus, Inc.	1,409	90,317
Parsons Corp. (a)	2,631	142,521
Paychex, Inc.	2,921	269,083
Paycom Software, Inc.	269	32,694
Paylocity Holding Corp. (a)	225	24,309
Robert Half, Inc.	2,506	63,652
Science Applications International Corp.	971	92,167
Verisk Analytics, Inc.	256	48,576
Verra Mobility Corp. (a)	902	12,890
		2,739,757
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	3,219	$436,046
CoStar Group, Inc. (a)	2,000	80,680
Cushman & Wakefield Ltd. (a)	11,145	136,638
eXp World Holdings, Inc. (b)	4,448	26,643
Jones Lang LaSalle, Inc. (a)	1,172	356,663
Kennedy-Wilson Holdings, Inc.	5,503	59,542
Marcus & Millichap, Inc.	676	17,975
St. Joe Co.	372	23,362
		1,137,549
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	4,064	113,467
AvalonBay Communities, Inc. REIT	1,438	234,897
Camden Property Trust REIT	1,092	106,645
Centerspace REIT	331	19,016
Equity LifeStyle Properties, Inc. REIT	1,194	74,529
Equity Residential REIT	5,339	315,802
Essex Property Trust, Inc. REIT	525	127,050
Independence Realty Trust, Inc. REIT	2,406	35,825
Invitation Homes, Inc. REIT	5,776	143,534
Mid-America Apartment Communities, Inc. REIT	1,379	168,403
NexPoint Residential Trust, Inc. REIT	472	11,800
UDR, Inc. REIT	3,514	118,703
Veris Residential, Inc. REIT	833	15,719
		1,485,390
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	2,031	38,833
Agree Realty Corp. REIT (b)	1,184	89,250
Brixmor Property Group, Inc. REIT	3,918	112,838
Curbline Properties Corp. REIT	310	7,995
Federal Realty Investment Trust REIT	659	69,992
Getty Realty Corp. REIT (b)	1,072	34,090
Kimco Realty Corp. REIT	8,667	194,747
Kite Realty Group Trust REIT	3,344	82,095
Macerich Co. REIT	3,185	60,197
NNN REIT, Inc.	3,036	127,603
Phillips Edison & Co., Inc. REIT	1,378	51,565
Realty Income Corp. REIT	14,251	871,876
Regency Centers Corp. REIT	2,502	189,301
Saul Centers, Inc. REIT	624	20,330
Simon Property Group, Inc. REIT	2,133	397,869
Tanger, Inc. REIT	1,043	35,441
Urban Edge Properties REIT	1,987	39,700
Whitestone REIT	844	13,631
		2,437,353
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Advanced Micro Devices, Inc. (a)	9,497	1,931,975
Allegro MicroSystems, Inc. (a)	431	13,589
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Alpha & Omega Semiconductor Ltd. (a)	1,374	$30,448
Amkor Technology, Inc.	5,647	254,284
Analog Devices, Inc.	3,229	1,027,274
Applied Materials, Inc.	5,245	1,792,689
Axcelis Technologies, Inc. (a)	815	75,860
Broadcom, Inc.	13,075	4,046,843
Cirrus Logic, Inc. (a)	598	86,483
Cohu, Inc. (a)	1,155	35,366
Diodes, Inc. (a)	1,149	78,431
Enphase Energy, Inc. (a)	858	32,441
Entegris, Inc.	863	101,178
First Solar, Inc. (a)	1,376	271,430
FormFactor, Inc. (a)	857	83,120
Ichor Holdings Ltd. (a)	1,103	51,411
Impinj, Inc. (a)	69	7,086
Intel Corp. (a)	119,142	5,257,737
KLA Corp.	480	706,757
Kulicke & Soffa Industries, Inc.	1,096	72,029
Lam Research Corp.	7,330	1,566,128
Lattice Semiconductor Corp. (a)	641	59,459
MACOM Technology Solutions Holdings, Inc. (a)	360	79,945
MaxLinear, Inc. (a)	1,701	29,580
Microchip Technology, Inc.	7,087	457,891
Micron Technology, Inc.	12,594	4,254,757
MKS, Inc.	1,039	238,773
Monolithic Power Systems, Inc.	187	204,457
NVIDIA Corp.	22,860	3,986,784
NXP Semiconductors NV	2,795	550,224
ON Semiconductor Corp. (a)	8,546	529,168
Onto Innovation, Inc. (a)	314	64,392
PDF Solutions, Inc. (a)	209	6,836
Penguin Solutions, Inc. (a)	829	14,590
Photronics, Inc. (a)	1,379	55,725
Power Integrations, Inc.	261	13,363
Qnity Electronics, Inc.	3,222	371,754
Qorvo, Inc. (a)	1,406	108,824
QUALCOMM, Inc.	11,937	1,537,247
Rambus, Inc. (a)	685	58,931
Semtech Corp. (a)	657	50,517
Silicon Laboratories, Inc. (a)	265	55,160
SiTime Corp. (a)	67	23,139
Skyworks Solutions, Inc.	3,753	200,973
SolarEdge Technologies, Inc. (a) (b)	2,934	149,781
Synaptics, Inc. (a)	661	46,296
Teradyne, Inc.	542	160,681
Texas Instruments, Inc.	6,013	1,167,364
Ultra Clean Holdings, Inc. (a)	2,216	137,791
Universal Display Corp.	200	18,332
Veeco Instruments, Inc. (a)	1,120	37,923
		32,193,216
SOFTWARE — 2.6%
A10 Networks, Inc.	504	11,652
ACI Worldwide, Inc. (a)	661	27,108
Adeia, Inc.	2,211	53,130
Security Description	Shares	Value
Adobe, Inc. (a)	2,421	$588,497
Agilysys, Inc. (a)	192	13,659
Alarm.com Holdings, Inc. (a)	294	12,698
Appfolio, Inc. Class A (a)	91	14,362
Autodesk, Inc. (a)	765	183,141
Bill Holdings, Inc. (a)	1,187	45,462
Blackbaud, Inc. (a)	234	9,035
BlackLine, Inc. (a)	230	8,510
Box, Inc. Class A (a)	679	16,052
Cadence Design Systems, Inc. (a)	756	210,070
Cleanspark, Inc. (a) (b)	3,062	26,058
Clear Secure, Inc. Class A	603	29,191
Commvault Systems, Inc. (a)	207	16,123
Crowdstrike Holdings, Inc. Class A (a)	448	174,904
Docusign, Inc. (a)	1,153	54,664
Dolby Laboratories, Inc. Class A	914	54,895
Dropbox, Inc. Class A (a)	2,536	57,618
Dynatrace, Inc. (a)	1,511	55,877
Fair Isaac Corp. (a)	40	42,702
Fortinet, Inc. (a)	2,221	181,500
Gen Digital, Inc.	5,511	103,772
Guidewire Software, Inc. (a)	142	21,237
InterDigital, Inc. (b)	171	51,642
Intuit, Inc.	500	216,190
LiveRamp Holdings, Inc. (a)	739	19,598
Manhattan Associates, Inc. (a)	225	29,952
MARA Holdings, Inc. (a) (b)	3,821	31,179
Microsoft Corp.	23,534	8,711,581
N-able, Inc. (a)	3,473	16,219
NCR Voyix Corp. (a)	6,270	39,689
Oracle Corp.	13,890	2,043,358
Palantir Technologies, Inc. Class A (a)	3,909	571,808
Palo Alto Networks, Inc. (a)	2,176	348,856
Progress Software Corp. (a)	331	8,490
PTC, Inc. (a)	660	94,043
Qualys, Inc. (a)	253	22,226
Roper Technologies, Inc.	598	211,608
Salesforce, Inc.	4,577	854,389
ServiceNow, Inc. (a)	2,875	300,581
Sprinklr, Inc. Class A (a)	1,693	10,158
SPS Commerce, Inc. (a)	198	11,023
Synopsys, Inc. (a)	906	359,211
Teradata Corp. (a)	1,449	37,138
Trimble, Inc. (a)	1,975	128,829
Tyler Technologies, Inc. (a)	168	57,520
Workday, Inc. Class A (a)	1,243	161,490
		16,348,695
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	2,706	467,001
Crown Castle, Inc. REIT	5,654	459,727
CubeSmart REIT	2,880	105,552
Digital Realty Trust, Inc. REIT	2,101	378,621
EPR Properties REIT	947	47,312
Equinix, Inc. REIT	563	551,875
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Extra Space Storage, Inc. REIT	2,364	$309,991
Four Corners Property Trust, Inc. REIT	1,321	31,242
Gaming & Leisure Properties, Inc. REIT	4,355	193,231
Iron Mountain, Inc. REIT	1,685	172,106
Lamar Advertising Co. Class A REIT	1,102	139,579
Millrose Properties, Inc. REIT	3,898	109,144
National Storage Affiliates Trust REIT	1,736	65,517
Outfront Media, Inc. REIT	3,677	97,441
Public Storage REIT	918	248,668
Rayonier, Inc. REIT	4,221	87,037
Safehold, Inc. REIT	2,076	28,088
SBA Communications Corp. REIT	600	103,266
VICI Properties, Inc. REIT	21,913	598,663
Weyerhaeuser Co. REIT	10,997	268,657
		4,462,718
SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. Class A (a)	780	71,269
Academy Sports & Outdoors, Inc.	3,379	190,745
Advance Auto Parts, Inc. (b)	3,029	159,780
American Eagle Outfitters, Inc.	7,815	130,510
Asbury Automotive Group, Inc. (a)	980	191,502
AutoNation, Inc. (a)	1,400	273,364
AutoZone, Inc. (a)	95	320,889
Bath & Body Works, Inc.	5,364	100,146
Best Buy Co., Inc.	9,713	623,575
Boot Barn Holdings, Inc. (a)	339	49,616
Buckle, Inc.	1,456	73,324
Burlington Stores, Inc. (a)	535	174,078
CarMax, Inc. (a)	3,802	158,087
Chewy, Inc. Class A (a)	4,525	122,175
Dick's Sporting Goods, Inc.	1,679	332,929
Five Below, Inc. (a)	836	191,009
Floor & Decor Holdings, Inc. Class A (a) (b)	859	43,637
GameStop Corp. Class A (a)	2,289	52,739
Gap, Inc.	11,216	271,427
Group 1 Automotive, Inc.	624	206,313
Home Depot, Inc.	8,130	2,673,876
Lithia Motors, Inc.	1,200	299,664
Lowe's Cos., Inc.	6,275	1,482,657
MarineMax, Inc. (a)	929	25,139
Monro, Inc.	1,391	22,312
Murphy USA, Inc.	353	174,371
National Vision Holdings, Inc. (a)	3,862	100,026
O'Reilly Automotive, Inc. (a)	4,936	455,642
Penske Automotive Group, Inc.	885	132,325
RH (a)	206	28,803
Ross Stores, Inc.	2,631	569,954
Sally Beauty Holdings, Inc. (a)	4,761	65,940
Signet Jewelers Ltd.	2,104	178,083
Sonic Automotive, Inc. Class A	688	47,176
TJX Cos., Inc.	6,480	1,034,856
Tractor Supply Co.	3,517	159,320
Security Description	Shares	Value
Ulta Beauty, Inc. (a)	588	$307,353
Upbound Group, Inc.	2,326	41,984
Urban Outfitters, Inc. (a)	2,835	179,597
Valvoline, Inc. (a)	1,407	47,388
Victoria's Secret & Co. (a)	4,156	192,672
Williams-Sonoma, Inc.	964	175,766
		12,132,018
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
Apple, Inc.	40,595	10,302,605
Corsair Gaming, Inc. (a)	1,312	7,282
Dell Technologies, Inc. Class C	14,967	2,456,534
Everpure, Inc. Class A (a)	1,740	102,729
Hewlett Packard Enterprise Co.	65,916	1,569,460
HP, Inc.	46,655	896,242
NetApp, Inc.	2,236	228,944
Sandisk Corp. (a)	7,349	4,669,114
Seagate Technology Holdings PLC	2,415	946,100
Super Micro Computer, Inc. (a)	5,506	125,372
Western Digital Corp.	5,312	1,436,843
		22,741,225
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	5,779	101,826
Carter's, Inc.	1,753	62,687
Columbia Sportswear Co.	1,515	83,037
Crocs, Inc. (a)	1,141	94,726
Deckers Outdoor Corp. (a)	962	96,287
G-III Apparel Group Ltd.	2,045	56,646
Kontoor Brands, Inc.	904	63,542
Lululemon Athletica, Inc. (a)	891	136,412
NIKE, Inc. Class B	12,186	643,664
Oxford Industries, Inc. (b)	708	27,265
PVH Corp.	2,355	164,285
Ralph Lauren Corp.	598	205,706
Steven Madden Ltd.	1,778	60,310
Tapestry, Inc.	2,082	293,791
Under Armour, Inc. Class A (a) (b)	9,360	55,318
Under Armour, Inc. Class C (a)	5,997	34,723
VF Corp.	16,209	275,391
Wolverine World Wide, Inc.	2,025	33,048
		2,488,664
TOBACCO — 0.6%
Altria Group, Inc.	25,781	1,701,288
Philip Morris International, Inc.	10,274	1,698,703
Universal Corp.	1,161	61,185
		3,461,176
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Air Lease Corp.	5,199	337,623
Applied Industrial Technologies, Inc.	251	66,595
Boise Cascade Co.	1,861	141,157
Core & Main, Inc. Class A (a)	1,941	95,885
DNOW, Inc. (a)	4,723	56,251
DXP Enterprises, Inc. (a)	333	46,530
Fastenal Co.	6,466	300,022
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
GATX Corp.	471	$80,419
MSC Industrial Direct Co., Inc. Class A	1,115	102,881
Rush Enterprises, Inc. Class A	3,047	201,437
United Rentals, Inc.	708	515,821
Watsco, Inc. (b)	280	101,861
WESCO International, Inc.	2,392	654,499
WW Grainger, Inc.	264	287,974
		2,988,955
WATER UTILITIES — 0.1%
American States Water Co.	331	25,030
American Water Works Co., Inc.	1,564	212,845
California Water Service Group	892	40,443
Essential Utilities, Inc.	4,287	172,638
H2O America	778	45,645
Middlesex Water Co.	219	11,399
		508,000
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	2,485	9,990
Telephone & Data Systems, Inc.	4,996	210,332
T-Mobile U.S., Inc.	9,980	2,096,099
		2,316,421
TOTAL COMMON STOCKS (Cost $514,333,933)		620,274,032
WARRANTS — 0.0% *
ENERGY EQUIPMENT & SERVICES — 0.0% *
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	24
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	608,592	608,592
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	2,707,986	$2,707,986
TOTAL SHORT-TERM INVESTMENTS (Cost $3,316,578)		3,316,578
TOTAL INVESTMENTS — 100.4% (Cost $517,650,511)		623,590,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,236,602)
NET ASSETS — 100.0%		$621,354,032

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	06/18/2026	$991,057	$985,613	$(5,444)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$620,274,032	$—	$0 (a)	$620,274,032
Warrants	24	—	—	24
Short-Term Investments	3,316,578	—	—	3,316,578
TOTAL INVESTMENTS	$623,590,634	$—	$0	$623,590,634
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(5,444)	$—	$—	$(5,444)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(5,444)	$—	$—	$(5,444)

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	5,101	$542,440	$124,412	$36,604	$14,761	$94,228	5,841	$739,237	$12,950
State Street Institutional U.S. Government Money Market Fund, Class G Shares	266,668	266,668	14,924,445	14,582,521	—	—	608,592	608,592	16,961
State Street Navigator Securities Lending Portfolio II	1,991,352	1,991,352	34,741,687	34,025,053	—	—	2,707,986	2,707,986	6,429
Total		$2,800,460	$49,790,544	$48,644,178	$14,761	$94,228		$4,055,815	$36,340
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 8.6%
AeroVironment, Inc. (a) (b)	48,438	$8,866,576
ATI, Inc. (a)	206,502	30,037,781
BWX Technologies, Inc.	138,930	28,409,796
Carpenter Technology Corp.	75,799	29,876,176
Curtiss-Wright Corp.	56,128	38,229,903
Hexcel Corp. (b)	115,481	9,345,877
Kratos Defense & Security Solutions, Inc. (a) (b)	281,113	19,821,277
Moog, Inc. Class A	43,116	12,617,466
StandardAero, Inc. (a)	178,990	4,623,312
Woodward, Inc.	90,616	32,433,279
		214,261,443
AUTO COMPONENTS — 0.4%
Autoliv, Inc. (b)	64,621	6,795,544
Gentex Corp.	133,364	2,914,004
		9,709,548
BANKS — 1.1%
Cullen/Frost Bankers, Inc.	48,109	6,594,782
East West Bancorp, Inc.	106,529	11,373,036
First Financial Bankshares, Inc.	83,358	2,454,893
International Bancshares Corp.	38,729	2,606,074
Texas Capital Bancshares, Inc. (a)	32,943	3,125,632
		26,154,417
BEVERAGES — 1.0%
Celsius Holdings, Inc. (a) (b)	243,292	8,632,000
Coca-Cola Consolidated, Inc.	86,137	16,515,909
		25,147,909
BIOTECHNOLOGY — 5.2%
Arrowhead Pharmaceuticals, Inc. (a)	213,178	13,366,261
BioMarin Pharmaceutical, Inc. (a)	166,068	9,381,181
Cytokinetics, Inc. (a)	100,517	6,625,076
Exelixis, Inc. (a)	395,371	16,957,462
Halozyme Therapeutics, Inc. (a)	179,062	11,572,777
Neurocrine Biosciences, Inc. (a)	152,785	20,127,896
Roivant Sciences Ltd. (a)	398,157	11,028,949
United Therapeutics Corp. (a)	65,450	38,810,541
		127,870,143
BROADLINE RETAIL — 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	93,354	8,592,302
BUILDING PRODUCTS — 1.4%
AAON, Inc. (b)	103,061	8,528,297
Advanced Drainage Systems, Inc.	61,106	8,379,466
Carlisle Cos., Inc.	26,594	8,872,290
Fortune Brands Innovations, Inc.	104,265	4,063,207
Security Description	Shares	Value
Simpson Manufacturing Co., Inc.	30,896	$5,302,371
		35,145,631
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	42,789	11,839,716
Carlyle Group, Inc.	154,081	7,455,980
Evercore, Inc. Class A	36,507	10,897,705
Federated Hermes, Inc.	112,518	6,380,896
Hamilton Lane, Inc. Class A	33,560	3,335,864
Houlihan Lokey, Inc.	43,873	6,301,040
Morningstar, Inc.	17,127	2,895,319
SEI Investments Co.	83,094	6,520,386
Stifel Financial Corp.	127,687	9,438,623
		65,065,529
CHEMICALS — 1.0%
NewMarket Corp.	11,859	7,601,026
RPM International, Inc.	79,929	7,944,943
Solstice Advanced Materials, Inc.	128,052	9,752,440
		25,298,409
COMMERCIAL SERVICES & SUPPLIES — 2.4%
Brink's Co.	44,629	4,624,903
Clean Harbors, Inc. (a)	38,823	11,131,719
MSA Safety, Inc.	33,267	5,454,125
RB Global, Inc. (b)	282,705	27,097,274
Tetra Tech, Inc.	397,103	11,960,742
		60,268,763
CONSTRUCTION & ENGINEERING — 4.1%
AECOM	86,255	7,316,149
API Group Corp. (a)	584,165	23,670,366
Dycom Industries, Inc. (a)	45,610	15,453,580
MasTec, Inc. (a)	93,345	30,032,820
Sterling Infrastructure, Inc. (a) (b)	46,667	19,006,069
Valmont Industries, Inc.	17,931	7,164,690
		102,643,674
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	24,402	4,622,959
Knife River Corp. (a) (b)	34,501	2,817,007
		7,439,966
CONSUMER FINANCE — 0.6%
FirstCash Holdings, Inc. (b)	58,747	11,044,436
SLM Corp. (b)	166,815	3,571,509
		14,615,945
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Casey's General Stores, Inc.	56,426	41,070,228
Sprouts Farmers Market, Inc. (a)	58,923	4,544,731
		45,614,959
DIVERSIFIED CONSUMER SERVICES — 1.1%
Duolingo, Inc. (a)	42,033	4,143,193
Graham Holdings Co. Class B	2,480	2,622,005
Grand Canyon Education, Inc. (a)	41,885	7,121,706
H&R Block, Inc.	100,397	3,186,601
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Service Corp. International	112,316	$9,267,193
		26,340,698
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT	176,339	11,983,999
ELECTRIC UTILITIES — 0.4%
IDACORP, Inc. (b)	42,753	6,112,396
TXNM Energy, Inc.	61,227	3,579,331
		9,691,727
ELECTRICAL EQUIPMENT — 2.9%
Acuity, Inc.	31,528	8,834,776
EnerSys	55,936	9,717,202
Nextpower, Inc. Class A (a)	146,912	17,710,242
nVent Electric PLC	245,667	29,057,493
Vicor Corp. (a)	34,433	5,543,713
		70,863,426
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Advanced Energy Industries, Inc.	57,296	18,489,992
Belden, Inc.	27,483	3,155,873
Cognex Corp.	126,148	6,179,991
Crane NXT Co. (b)	32,376	1,314,142
Fabrinet (a) (b)	54,530	28,438,486
Flex Ltd. (a)	559,789	36,643,788
Littelfuse, Inc.	15,920	5,402,452
Novanta, Inc. (a) (b)	25,566	3,019,600
TTM Technologies, Inc. (a)	157,296	15,323,776
Vontier Corp.	94,867	3,364,932
		121,333,032
ENERGY EQUIPMENT & SERVICES — 2.3%
TechnipFMC PLC	615,057	42,518,890
Valaris Ltd. (a) (b)	98,070	9,614,783
Weatherford International PLC	45,869	4,338,290
		56,471,963
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	118,613	3,029,376
FINANCIAL SERVICES — 0.9%
Equitable Holdings, Inc.	207,040	7,683,254
Essent Group Ltd.	61,018	3,565,892
MGIC Investment Corp.	170,289	4,470,086
Shift4 Payments, Inc. Class A (a) (b)	66,891	2,925,144
WEX, Inc. (a) (b)	30,767	4,708,582
		23,352,958
FOOD PRODUCTS — 0.1%
Marzetti Co.	15,446	2,136,645
GAS UTILITIES — 0.5%
National Fuel Gas Co.	89,677	8,426,051
Spire, Inc.	38,334	3,470,760
		11,896,811
Security Description	Shares	Value
GROUND TRANSPORTATION — 1.5%
Avis Budget Group, Inc. (a) (b)	17,991	$2,623,987
XPO, Inc. (a)	178,003	34,630,484
		37,254,471
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Globus Medical, Inc. Class A (a)	169,579	14,610,927
Haemonetics Corp. (a)	42,501	2,395,356
Lantheus Holdings, Inc. (a) (b)	69,713	5,287,731
LivaNova PLC (a) (b)	83,111	5,282,535
Masimo Corp. (a)	39,595	7,042,763
Penumbra, Inc. (a)	59,711	19,607,301
		54,226,613
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Chemed Corp.	10,492	3,963,248
Encompass Health Corp.	153,170	14,816,134
Ensign Group, Inc.	87,562	17,643,743
HealthEquity, Inc. (a)	130,089	10,871,538
Hims & Hers Health, Inc. (a) (b)	317,156	6,584,159
Option Care Health, Inc. (a)	241,682	6,506,079
Tenet Healthcare Corp. (a)	133,548	25,201,843
		85,586,744
HEALTH CARE REITs — 1.5%
American Healthcare REIT, Inc. (b)	164,787	7,771,355
CareTrust REIT, Inc.	339,140	12,429,481
Omega Healthcare Investors, Inc. REIT	243,011	10,648,742
Sabra Health Care REIT, Inc.	383,881	7,382,032
		38,231,610
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a) (b)	203,728	4,746,862
HOTELS, RESTAURANTS & LEISURE — 3.5%
Boyd Gaming Corp. (b)	88,006	7,232,333
Cava Group, Inc. (a) (b)	63,790	5,160,611
Choice Hotels International, Inc. (b)	18,593	1,924,375
Churchill Downs, Inc.	100,820	9,056,661
Dutch Bros, Inc. Class A (a) (b)	108,291	5,486,022
Hilton Grand Vacations, Inc. (a) (b)	91,166	3,566,414
Hyatt Hotels Corp. Class A (b)	43,444	6,246,813
Planet Fitness, Inc. Class A (a)	126,360	9,398,657
Texas Roadhouse, Inc.	100,426	16,584,350
Travel & Leisure Co.	97,477	6,744,434
Vail Resorts, Inc. (b)	26,689	3,424,732
Wingstop, Inc. (b)	42,287	6,553,216
Wyndham Hotels & Resorts, Inc.	60,605	4,922,944
		86,301,562
HOUSEHOLD DURABLES — 1.6%
Somnigroup International, Inc.	319,637	23,627,567
TopBuild Corp. (a) (b)	42,500	14,930,250
		38,557,817
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.3%
Ormat Technologies, Inc. (b)	92,550	$10,358,196
Talen Energy Corp. (a)	69,553	22,203,404
		32,561,600
INDUSTRIAL REITs — 1.1%
EastGroup Properties, Inc. REIT	50,090	9,271,158
First Industrial Realty Trust, Inc. REIT	201,754	11,671,469
STAG Industrial, Inc. REIT	177,404	6,397,188
		27,339,815
INSURANCE — 2.0%
American Financial Group, Inc.	41,903	5,351,432
Hanover Insurance Group, Inc.	23,182	4,018,600
Kinsale Capital Group, Inc. (b)	33,539	11,458,935
Old Republic International Corp.	180,254	7,192,134
Primerica, Inc.	28,183	7,059,278
RenaissanceRe Holdings Ltd.	34,430	10,233,629
Ryan Specialty Holdings, Inc. (b)	114,623	3,867,380
		49,181,388
INTERACTIVE MEDIA & SERVICES — 0.4%
Pinterest, Inc. Class A (a)	604,289	11,082,660
IT SERVICES — 2.0%
Okta, Inc. (a)	257,452	20,264,047
Twilio, Inc. Class A (a)	230,361	28,984,021
		49,248,068
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc. (a)	189,262	2,749,977
YETI Holdings, Inc. (a) (b)	69,918	2,558,300
		5,308,277
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Bio-Rad Laboratories, Inc. Class A (a) (b)	15,221	4,242,854
Bruker Corp. (b)	89,523	3,233,571
Illumina, Inc. (a)	125,356	15,451,381
Medpace Holdings, Inc. (a)	34,034	16,342,786
Repligen Corp. (a)	44,282	5,217,305
Sotera Health Co. (a)	354,670	5,085,968
		49,573,865
MACHINERY — 6.9%
Chart Industries, Inc. (a)	68,427	14,147,282
Crane Co.	37,968	6,492,528
Donaldson Co., Inc.	117,670	9,986,653
Esab Corp.	38,249	3,697,148
Flowserve Corp.	192,828	14,174,786
Graco, Inc.	128,691	10,893,693
ITT, Inc.	130,680	24,898,460
Lincoln Electric Holdings, Inc.	56,933	14,180,872
Mueller Industries, Inc.	121,670	13,481,036
Oshkosh Corp.	44,312	6,523,170
RBC Bearings, Inc. (a)	48,145	26,148,512
SPX Technologies, Inc. (a)	75,703	15,136,058
Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	41,764	$12,123,672
		171,883,870
MARINE — 0.2%
Kirby Corp. (a)	37,942	5,041,733
MEDIA — 1.0%
New York Times Co. Class A (b)	245,526	20,557,892
Nexstar Media Group, Inc.	23,870	4,316,412
		24,874,304
METALS & MINING — 2.3%
Hecla Mining Co.	1,020,225	19,006,792
MP Materials Corp. (a) (b)	121,025	5,840,666
Royal Gold, Inc.	123,171	31,345,788
		56,193,246
MULTI-UTILITIES — 0.1%
Northwestern Energy Group, Inc.	41,174	2,715,014
OFFICE REITs — 0.1%
COPT Defense Properties REIT	72,269	2,211,431
OIL, GAS & CONSUMABLE FUELS — 1.1%
Antero Midstream Corp.	504,183	11,495,373
DT Midstream, Inc.	111,457	15,009,914
		26,505,287
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	73,250	1,178,592
elf Beauty, Inc. (a) (b)	60,232	3,650,662
		4,829,254
PHARMACEUTICALS — 1.4%
Elanco Animal Health, Inc. (a) (b)	756,435	18,101,490
Jazz Pharmaceuticals PLC (a)	92,330	17,454,986
		35,556,476
PROFESSIONAL SERVICES — 2.8%
CACI International, Inc. Class A (a)	33,636	18,293,611
ExlService Holdings, Inc. (a)	239,291	7,286,411
Exponent, Inc.	39,483	2,576,266
FTI Consulting, Inc. (a) (b)	18,390	3,250,800
Genpact Ltd.	113,375	4,223,219
Maximus, Inc.	44,867	2,875,975
Parsons Corp. (a) (b)	54,002	2,925,288
Paylocity Holding Corp. (a)	66,423	7,176,341
TransUnion	152,314	10,538,606
UL Solutions, Inc. Class A (b)	117,629	10,081,981
		69,228,498
RESIDENTIAL REITs — 0.4%
Equity LifeStyle Properties, Inc. REIT	150,526	9,395,833
RETAIL REITs — 0.7%
Agree Realty Corp. REIT (b)	82,077	6,186,964
Brixmor Property Group, Inc. REIT	214,718	6,183,879
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
NNN REIT, Inc.	124,306	$5,224,581
		17,595,424
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Allegro MicroSystems, Inc. (a) (b)	119,031	3,753,047
Amkor Technology, Inc.	83,135	3,743,569
Cirrus Logic, Inc. (a)	44,268	6,402,038
Entegris, Inc. (b)	92,581	10,854,197
Lattice Semiconductor Corp. (a)	122,851	11,395,659
MACOM Technology Solutions Holdings, Inc. (a)	98,053	21,774,630
MKS, Inc.	72,610	16,686,504
Onto Innovation, Inc. (a)	36,290	7,441,990
Rambus, Inc. (a) (b)	163,915	14,101,608
Silicon Laboratories, Inc. (a)	26,608	5,538,455
SiTime Corp. (a) (b)	33,535	11,581,312
Universal Display Corp.	29,591	2,712,311
		115,985,320
SOFTWARE — 4.7%
Appfolio, Inc. Class A (a) (b)	37,062	5,849,125
Bentley Systems, Inc. Class B (b)	142,898	5,018,578
Bill Holdings, Inc. (a)	65,710	2,516,693
Blackbaud, Inc. (a)	27,260	1,052,508
Commvault Systems, Inc. (a)	40,810	3,178,691
Docusign, Inc. (a)	179,887	8,528,443
Dolby Laboratories, Inc. Class A	41,761	2,508,166
Dropbox, Inc. Class A (a)	265,562	6,033,569
Dynatrace, Inc. (a)	453,026	16,752,901
Guidewire Software, Inc. (a)	129,448	19,360,243
InterDigital, Inc. (b)	39,004	11,779,208
Manhattan Associates, Inc. (a)	55,549	7,394,683
Nutanix, Inc. Class A (a)	246,998	9,388,394
Pegasystems, Inc. (b)	138,973	5,914,691
Qualys, Inc. (a)	54,556	4,792,744
UiPath, Inc. Class A (a) (b)	495,442	5,499,406
		115,568,043
SPECIALIZED REITs — 1.2%
CubeSmart REIT	156,224	5,725,610
EPR Properties REIT	60,251	3,010,140
Gaming & Leisure Properties, Inc. REIT	193,867	8,601,879
Lamar Advertising Co. Class A REIT	79,078	10,016,019
National Storage Affiliates Trust REIT	45,269	1,708,452
		29,062,100
SPECIALTY RETAIL — 2.5%
Abercrombie & Fitch Co. Class A (a)	28,593	2,612,543
Burlington Stores, Inc. (a)	57,753	18,791,671
Chewy, Inc. Class A (a)	243,303	6,569,181
Security Description	Shares	Value
Dick's Sporting Goods, Inc. (b)	40,262	$7,983,552
Five Below, Inc. (a)	83,821	19,151,422
Valvoline, Inc. (a)	193,874	6,529,676
		61,638,045
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Everpure, Inc. Class A (a)	476,649	28,141,357
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	87,049	1,533,803
Crocs, Inc. (a) (b)	32,102	2,665,108
		4,198,911
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	31,235	8,287,270
Core & Main, Inc. Class A (a)	126,441	6,246,185
GATX Corp.	31,367	5,355,602
MSC Industrial Direct Co., Inc. Class A	29,249	2,698,805
		22,587,862
TOTAL COMMON STOCKS (Cost $2,219,632,778)		2,477,342,633
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	1,049,373	1,049,373
State Street Navigator Securities Lending Portfolio II (e) (f)	69,903,517	69,903,517
TOTAL SHORT-TERM INVESTMENTS (Cost $70,952,890)		70,952,890
TOTAL INVESTMENTS — 102.8% (Cost $2,290,585,668)		2,548,295,523
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(68,833,162)
NET ASSETS — 100.0%		$2,479,462,361

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,477,342,633	$—	$—	$2,477,342,633
Short-Term Investments	70,952,890	—	—	70,952,890
TOTAL INVESTMENTS	$2,548,295,523	$—	$—	$2,548,295,523
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,281,264	$1,281,264	$35,383,357	$35,615,248	$—	$—	1,049,373	$1,049,373	$44,717
State Street Navigator Securities Lending Portfolio II	38,650,091	38,650,091	1,245,564,954	1,214,311,528	—	—	69,903,517	69,903,517	183,654
Total		$39,931,355	$1,280,948,311	$1,249,926,776	$—	$—		$70,952,890	$228,371
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.1%
StandardAero, Inc. (a)	110,418	$2,852,097
AIR FREIGHT & LOGISTICS — 0.4%
GXO Logistics, Inc. (a)	176,344	9,143,436
AIRLINES — 0.7%
Alaska Air Group, Inc. (a) (b)	176,050	6,475,119
American Airlines Group, Inc. (a)	1,017,164	10,924,341
		17,399,460
AUTO COMPONENTS — 1.7%
Autoliv, Inc. (b)	40,050	4,211,658
BorgWarner, Inc.	319,117	17,315,288
Gentex Corp.	203,388	4,444,028
Goodyear Tire & Rubber Co. (a) (b)	439,425	2,913,388
Lear Corp.	78,212	9,469,909
Visteon Corp. (b)	41,904	3,817,873
		42,172,144
AUTOMOBILES — 0.4%
Harley-Davidson, Inc. (b)	181,428	3,668,474
Thor Industries, Inc. (b)	81,586	6,517,906
		10,186,380
BANKS — 10.9%
Associated Banc-Corp.	252,771	6,536,658
Bank OZK	159,386	7,314,223
Columbia Banking System, Inc.	455,541	12,495,490
Commerce Bancshares, Inc.	211,367	10,399,256
Cullen/Frost Bankers, Inc.	48,553	6,655,645
East West Bancorp, Inc.	103,897	11,092,044
First Financial Bankshares, Inc.	116,045	3,417,525
First Horizon Corp.	747,622	17,015,877
Flagstar Bank NA	462,894	6,096,314
FNB Corp.	551,354	9,218,639
Glacier Bancorp, Inc.	198,130	8,850,467
Hancock Whitney Corp.	126,383	8,036,695
Home BancShares, Inc.	282,525	7,608,398
International Bancshares Corp.	44,019	2,962,038
Old National Bancorp	534,788	11,818,815
Pinnacle Financial Partners, Inc.	232,069	19,990,424
Prosperity Bancshares, Inc.	155,874	10,471,615
Southstate Bank Corp.	152,880	14,144,458
Texas Capital Bancshares, Inc. (a)	34,571	3,280,096
UMB Financial Corp.	109,944	12,400,584
United Bankshares, Inc.	215,276	8,916,732
Valley National Bancorp	738,151	9,064,494
Webster Financial Corp.	248,523	17,252,467
Western Alliance Bancorp	158,326	11,217,397
Wintrust Financial Corp.	103,252	14,345,833
Zions Bancorp NA	227,343	13,099,504
		263,701,688
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	11,922	2,746,829
Security Description	Shares	Value
BIOTECHNOLOGY — 0.9%
BioMarin Pharmaceutical, Inc. (a)	127,685	$7,212,925
Cytokinetics, Inc. (a)	87,056	5,737,861
Roivant Sciences Ltd. (a)	292,341	8,097,846
		21,048,632
BROADLINE RETAIL — 0.3%
Macy's, Inc.	408,342	7,386,907
BUILDING PRODUCTS — 2.3%
Advanced Drainage Systems, Inc.	48,626	6,668,083
Carlisle Cos., Inc.	35,854	11,961,611
Fortune Brands Innovations, Inc.	79,108	3,082,839
Owens Corning	126,654	13,706,496
Simpson Manufacturing Co., Inc.	32,698	5,611,631
Trex Co., Inc. (a)	165,867	6,040,876
UFP Industries, Inc.	89,981	8,289,050
		55,360,586
CAPITAL MARKETS — 2.6%
Carlyle Group, Inc.	243,930	11,803,773
Evercore, Inc. Class A	22,720	6,782,147
Hamilton Lane, Inc. Class A	28,839	2,866,597
Houlihan Lokey, Inc.	39,440	5,664,373
Janus Henderson Group PLC	190,223	9,771,755
Jefferies Financial Group, Inc.	254,340	10,496,612
Morningstar, Inc.	17,936	3,032,081
SEI Investments Co.	58,443	4,586,022
Stifel Financial Corp.	105,407	7,791,685
		62,795,045
CHEMICALS — 2.5%
Ashland, Inc.	70,208	3,904,267
Avient Corp.	141,785	5,146,796
Axalta Coating Systems Ltd. (a)	328,667	9,104,076
Cabot Corp.	80,178	6,038,205
Olin Corp.	175,271	5,210,807
RPM International, Inc.	116,460	11,576,124
Scotts Miracle-Gro Co.	68,993	4,195,464
Solstice Advanced Materials, Inc.	115,203	8,773,860
Westlake Corp. (b)	51,213	5,982,703
		59,932,302
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Brink's Co.	18,335	1,900,056
Clean Harbors, Inc. (a)	37,871	10,858,752
MSA Safety, Inc.	22,550	3,697,072
		16,455,880
CONSTRUCTION & ENGINEERING — 1.1%
AECOM	111,288	9,439,448
Fluor Corp. (a)	248,220	11,579,463
Valmont Industries, Inc.	12,126	4,845,186
		25,864,097
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	23,637	4,478,030
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Knife River Corp. (a) (b)	52,186	$4,260,987
		8,739,017
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	432,103	16,951,400
SLM Corp. (b)	137,275	2,939,058
		19,890,458
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.1%
Albertsons Cos., Inc. Class A (b)	570,617	9,723,314
BJ's Wholesale Club Holdings, Inc. (a)	201,649	19,846,294
Maplebear, Inc. (a)	282,957	10,599,569
Performance Food Group Co. (a)	242,162	20,743,597
Sprouts Farmers Market, Inc. (a)	89,759	6,923,112
U.S. Foods Holding Corp. (a)	339,904	31,342,548
		99,178,434
CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	99,301	12,513,912
Crown Holdings, Inc.	172,793	17,322,498
Graphic Packaging Holding Co. (b)	456,357	4,536,189
Greif, Inc. Class A	37,916	2,543,026
Silgan Holdings, Inc. (b)	135,747	5,266,984
Sonoco Products Co. (b)	151,536	8,196,582
		50,379,191
DIVERSIFIED CONSUMER SERVICES — 0.7%
Duolingo, Inc. (a) (b)	19,063	1,879,040
Graham Holdings Co. Class B	2,711	2,866,232
H&R Block, Inc.	93,196	2,958,041
Service Corp. International (b)	100,542	8,295,720
		15,999,033
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	158,806	10,792,456
ELECTRIC UTILITIES — 1.5%
IDACORP, Inc. (b)	40,141	5,738,959
OGE Energy Corp.	316,728	15,190,275
Portland General Electric Co.	172,838	9,120,661
TXNM Energy, Inc.	88,965	5,200,894
		35,250,789
ELECTRICAL EQUIPMENT — 1.7%
Acuity, Inc.	15,075	4,224,317
Nextpower, Inc. Class A (a)	79,966	9,639,901
Regal Rexnord Corp.	102,350	19,166,061
Sensata Technologies Holding PLC	223,719	7,879,383
		40,909,662
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Arrow Electronics, Inc. (a)	78,525	11,261,270
Avnet, Inc.	125,741	7,748,161
Belden, Inc.	32,573	3,740,358
Cognex Corp.	127,266	6,234,761
Crane NXT Co. (b)	42,824	1,738,226
Security Description	Shares	Value
IPG Photonics Corp. (a) (b)	39,148	$4,485,969
Littelfuse, Inc.	22,228	7,543,072
Novanta, Inc. (a) (b)	29,158	3,443,851
TD SYNNEX Corp.	115,614	19,505,238
Vontier Corp.	121,695	4,316,522
		70,017,428
ENERGY EQUIPMENT & SERVICES — 0.7%
NOV, Inc.	555,802	10,454,635
Weatherford International PLC	63,996	6,052,742
		16,507,377
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	106,342	2,715,975
FINANCIAL SERVICES — 1.9%
Corebridge Financial, Inc.	393,826	9,396,688
Equitable Holdings, Inc.	227,255	8,433,433
Essent Group Ltd.	85,003	4,967,575
Euronet Worldwide, Inc. (a) (b)	60,064	3,986,448
MGIC Investment Corp.	164,934	4,329,518
Shift4 Payments, Inc. Class A (a) (b)	35,896	1,569,732
Voya Financial, Inc.	144,983	9,905,239
WEX, Inc. (a) (b)	21,804	3,336,884
		45,925,517
FOOD PRODUCTS — 1.6%
Darling Ingredients, Inc. (a)	243,529	15,062,269
Flowers Foods, Inc. (b)	324,404	2,643,893
Ingredion, Inc.	97,190	10,949,425
Marzetti Co.	15,472	2,140,242
Pilgrim's Pride Corp.	66,321	2,504,281
Post Holdings, Inc. (a)	65,163	6,442,014
		39,742,124
GAS UTILITIES — 2.0%
National Fuel Gas Co.	55,742	5,237,518
New Jersey Resources Corp.	155,297	8,528,911
ONE Gas, Inc.	92,296	7,949,455
Southwest Gas Holdings, Inc.	98,709	8,577,812
Spire, Inc.	52,023	4,710,163
UGI Corp.	331,005	12,055,202
		47,059,061
GROUND TRANSPORTATION — 2.1%
Avis Budget Group, Inc. (a) (b)	7,718	1,125,670
Knight-Swift Transportation Holdings, Inc.	250,035	14,397,016
Landstar System, Inc.	52,507	8,417,397
Ryder System, Inc.	60,786	12,443,502
Saia, Inc. (a)	41,046	14,418,639
		50,802,224
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Dentsply Sirona, Inc. (b)	306,479	3,555,156
Envista Holdings Corp. (a)	251,640	6,384,107
Haemonetics Corp. (a)	28,425	1,602,033
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Lantheus Holdings, Inc. (a) (b)	31,781	$2,410,589
Masimo Corp. (a)	30,117	5,356,911
		19,308,796
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Chemed Corp.	11,170	4,219,356
HEALTH CARE REITs — 1.0%
American Healthcare REIT, Inc. (b)	106,100	5,003,676
Healthcare Realty Trust, Inc. REIT (b)	538,067	9,141,758
Omega Healthcare Investors, Inc. REIT	209,224	9,168,196
		23,313,630
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	307,073	3,233,479
HOTELS, RESTAURANTS & LEISURE — 1.7%
Aramark	404,846	16,412,457
Cava Group, Inc. (a) (b)	88,879	7,190,311
Choice Hotels International, Inc. (b)	12,847	1,329,665
Dutch Bros, Inc. Class A (a) (b)	86,000	4,356,760
Hyatt Hotels Corp. Class A (b)	19,615	2,820,441
Vail Resorts, Inc. (b)	28,104	3,606,305
Wyndham Hotels & Resorts, Inc.	54,844	4,454,978
		40,170,917
HOUSEHOLD DURABLES — 1.6%
KB Home	96,920	5,015,610
Taylor Morrison Home Corp. (a)	150,570	8,769,197
Toll Brothers, Inc.	146,033	19,929,123
Whirlpool Corp. (b)	97,890	5,278,229
		38,992,159
INDUSTRIAL REITs — 0.9%
EastGroup Properties, Inc. REIT	31,148	5,765,183
Rexford Industrial Realty, Inc. REIT (b)	354,953	11,617,612
STAG Industrial, Inc. REIT	115,007	4,147,152
		21,529,947
INSURANCE — 5.3%
American Financial Group, Inc.	64,077	8,183,274
Brighthouse Financial, Inc. (a)	88,462	5,297,105
CNO Financial Group, Inc.	145,084	5,957,149
Fidelity National Financial, Inc.	392,820	18,218,992
First American Financial Corp.	156,880	9,458,295
Hanover Insurance Group, Inc.	31,206	5,409,560
Old Republic International Corp.	167,819	6,695,978
Primerica, Inc.	20,644	5,170,909
Reinsurance Group of America, Inc.	101,285	20,678,346
RenaissanceRe Holdings Ltd.	32,237	9,581,803
RLI Corp.	141,069	8,046,576
Ryan Specialty Holdings, Inc. (b)	59,256	1,999,297
Selective Insurance Group, Inc.	92,275	6,956,612
Security Description	Shares	Value
Unum Group	234,969	$17,159,786
		128,813,682
INTERACTIVE MEDIA & SERVICES — 0.2%
Pinterest, Inc. Class A (a)	287,519	5,273,098
IT SERVICES — 0.2%
Kyndryl Holdings, Inc. (a)	353,257	4,634,732
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	100,522	7,313,981
Mattel, Inc. (a)	288,379	4,190,147
Polaris, Inc. (b)	82,179	4,478,755
YETI Holdings, Inc. (a)	48,514	1,775,127
		17,758,010
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Avantor, Inc. (a)	1,049,757	8,230,095
Bio-Rad Laboratories, Inc. Class A (a) (b)	12,562	3,501,657
Bruker Corp. (b)	80,062	2,891,839
Illumina, Inc. (a)	108,368	13,357,440
Repligen Corp. (a)	36,852	4,341,903
		32,322,934
MACHINERY — 4.8%
AGCO Corp.	92,658	10,736,282
CNH Industrial NV	1,363,726	15,000,986
Crane Co.	36,913	6,312,123
Donaldson Co., Inc.	58,372	4,954,032
Esab Corp.	49,454	4,780,224
Graco, Inc.	125,292	10,605,968
Lincoln Electric Holdings, Inc.	27,196	6,773,980
Middleby Corp. (a)	71,394	9,465,416
Mueller Industries, Inc.	48,076	5,326,821
Oshkosh Corp.	52,644	7,749,723
Terex Corp.	175,014	10,343,327
Timken Co.	97,754	9,831,120
Toro Co.	150,255	14,039,827
		115,919,829
MARINE — 0.2%
Kirby Corp. (a)	45,031	5,983,719
MEDIA — 0.2%
Nexstar Media Group, Inc.	19,831	3,586,040
METALS & MINING — 3.0%
Alcoa Corp.	399,066	26,470,048
Cleveland-Cliffs, Inc. (a)	877,185	7,412,213
Commercial Metals Co.	170,875	10,496,851
MP Materials Corp. (a) (b)	85,457	4,124,155
Reliance, Inc.	80,598	24,495,344
		72,998,611
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.4%
Annaly Capital Management, Inc. REIT	1,107,173	23,416,709
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT (b)	536,897	$9,245,366
		32,662,075
MULTI-UTILITIES — 0.5%
Black Hills Corp.	116,175	8,063,707
Northwestern Energy Group, Inc.	52,853	3,485,127
		11,548,834
OFFICE REITs — 0.8%
COPT Defense Properties REIT	101,596	3,108,838
Cousins Properties, Inc. REIT	259,744	5,862,422
Kilroy Realty Corp. REIT (b)	168,371	4,749,746
Vornado Realty Trust REIT	245,949	6,392,214
		20,113,220
OIL, GAS & CONSUMABLE FUELS — 6.9%
Antero Resources Corp. (a)	451,728	19,171,336
Chord Energy Corp.	87,669	12,464,778
CNX Resources Corp. (a) (b)	219,710	8,469,820
DT Midstream, Inc.	43,753	5,892,217
HF Sinclair Corp.	240,879	15,028,441
Matador Resources Co.	180,166	11,382,888
Murphy Oil Corp. (b)	206,969	8,537,471
Ovintiv, Inc.	427,899	25,400,085
PBF Energy, Inc. Class A	128,093	6,099,789
Permian Resources Corp. Class A	1,140,964	24,325,352
Range Resources Corp.	365,115	16,495,896
Viper Energy, Inc. Class A	286,239	13,450,371
		166,718,444
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	97,918	7,123,534
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	105,722	1,701,067
Coty, Inc. Class A (a) (b)	558,222	1,122,026
elf Beauty, Inc. (a) (b)	29,916	1,813,209
		4,636,302
PROFESSIONAL SERVICES — 2.3%
Booz Allen Hamilton Holding Corp.	185,887	14,504,763
Concentrix Corp. (b)	67,203	1,838,674
Exponent, Inc.	37,158	2,424,559
FTI Consulting, Inc. (a) (b)	28,102	4,967,591
Genpact Ltd.	128,869	4,800,370
KBR, Inc.	196,258	7,234,070
Maximus, Inc.	38,389	2,460,735
Parsons Corp. (a)	26,679	1,445,201
Science Applications International Corp.	69,313	6,579,190
TransUnion	141,922	9,819,583
		56,074,736
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Jones Lang LaSalle, Inc. (a)	72,752	22,139,889
Security Description	Shares	Value
RESIDENTIAL REITs — 1.2%
American Homes 4 Rent Class A REIT	502,435	$14,027,985
Equity LifeStyle Properties, Inc. REIT	145,971	9,111,510
Independence Realty Trust, Inc. REIT	363,601	5,414,019
		28,553,514
RETAIL REITs — 1.3%
Agree Realty Corp. REIT (b)	101,697	7,665,920
Brixmor Property Group, Inc. REIT	255,545	7,359,696
Kite Realty Group Trust REIT (b)	334,032	8,200,486
NNN REIT, Inc.	166,302	6,989,673
		30,215,775
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Allegro MicroSystems, Inc. (a)	71,174	2,244,116
Amkor Technology, Inc.	91,454	4,118,174
Cirrus Logic, Inc. (a)	33,624	4,862,703
Entegris, Inc.	140,552	16,478,317
Lattice Semiconductor Corp. (a)	86,166	7,992,758
MKS, Inc.	30,105	6,918,430
Onto Innovation, Inc. (a)	39,684	8,137,998
Silicon Laboratories, Inc. (a)	23,872	4,968,957
Synaptics, Inc. (a) (b)	59,427	4,162,267
Universal Display Corp.	37,884	3,472,447
		63,356,167
SOFTWARE — 1.3%
Bentley Systems, Inc. Class B (b)	84,642	2,972,627
Bill Holdings, Inc. (a)	69,858	2,675,561
Blackbaud, Inc. (a)	27,868	1,075,983
Commvault Systems, Inc. (a)	26,391	2,055,595
Docusign, Inc. (a)	126,043	5,975,699
Dolby Laboratories, Inc. Class A	51,703	3,105,282
Manhattan Associates, Inc. (a)	35,803	4,766,095
Nutanix, Inc. Class A (a)	166,073	6,312,435
UiPath, Inc. Class A (a) (b)	159,385	1,769,174
		30,708,451
SPECIALIZED REITs — 1.6%
CubeSmart REIT	192,641	7,060,293
EPR Properties REIT	56,144	2,804,954
Gaming & Leisure Properties, Inc. REIT	239,678	10,634,513
Lamar Advertising Co. Class A REIT	53,333	6,755,158
National Storage Affiliates Trust REIT	63,579	2,399,471
Rayonier, Inc. REIT	429,057	8,847,155
		38,501,544
SPECIALTY RETAIL — 4.4%
Abercrombie & Fitch Co. Class A (a)	41,473	3,789,388
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
AutoNation, Inc. (a)	40,143	$7,838,322
Bath & Body Works, Inc.	314,372	5,869,325
Burlington Stores, Inc. (a)	37,390	12,165,958
Chewy, Inc. Class A (a)	121,498	3,280,446
Dick's Sporting Goods, Inc. (b)	61,268	12,148,832
Floor & Decor Holdings, Inc. Class A (a) (b)	166,020	8,433,816
GameStop Corp. Class A (a)	635,020	14,630,861
Gap, Inc.	349,957	8,468,960
Lithia Motors, Inc.	37,406	9,341,026
Murphy USA, Inc.	26,054	12,869,894
Penske Automotive Group, Inc. (b)	28,313	4,233,360
RH (a) (b)	23,805	3,328,415
		106,398,603
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings Ltd. (a)	94,123	1,658,447
Columbia Sportswear Co. (b)	39,232	2,150,306
Crocs, Inc. (a) (b)	44,706	3,711,492
PVH Corp. (b)	70,315	4,905,175
VF Corp. (b)	505,305	8,585,132
		21,010,552
TRADING COMPANIES & DISTRIBUTORS — 2.6%
Applied Industrial Technologies, Inc.	25,774	6,838,358
Core & Main, Inc. Class A (a)	162,436	8,024,338
GATX Corp.	23,149	3,952,460
MSC Industrial Direct Co., Inc. Class A	40,739	3,758,988
Watsco, Inc. (b)	53,820	19,579,178
WESCO International, Inc.	75,015	20,525,604
		62,678,926
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	436,116	17,562,391
TOTAL COMMON STOCKS (Cost $2,446,874,394)		2,409,016,125
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	4,068,946	$4,068,946
State Street Navigator Securities Lending Portfolio II (e) (f)	65,928,352	65,928,352
TOTAL SHORT-TERM INVESTMENTS (Cost $69,997,298)		69,997,298
TOTAL INVESTMENTS — 102.7% (Cost $2,516,871,692)		2,479,013,423
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(66,190,383)
NET ASSETS — 100.0%		$2,412,823,040

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,409,016,125	$—	$—	$2,409,016,125
Short-Term Investments	69,997,298	—	—	69,997,298
TOTAL INVESTMENTS	$2,479,013,423	$—	$—	$2,479,013,423
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,234,089	$3,234,089	$90,692,868	$89,858,011	$—	$—	4,068,946	$4,068,946	$67,231
State Street Navigator Securities Lending Portfolio II	91,953,099	91,953,099	953,865,378	979,890,125	—	—	65,928,352	65,928,352	190,442
Total		$95,187,188	$1,044,558,246	$1,069,748,136	$—	$—		$69,997,298	$257,673
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
General Electric Co.	25,263	$7,168,882
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	2,861	475,126
AIRLINES — 0.2%
Delta Air Lines, Inc.	15,634	1,039,348
Southwest Airlines Co.	11,832	444,528
United Airlines Holdings, Inc. (a)	7,805	718,607
		2,202,483
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	5,187	360,185
AUTOMOBILES — 0.3%
Ford Motor Co.	94,569	1,091,326
General Motors Co.	21,791	1,623,430
		2,714,756
BANKS — 3.1%
Bank of America Corp.	159,917	7,795,954
Citigroup, Inc.	42,110	4,775,695
Citizens Financial Group, Inc.	10,193	611,274
Fifth Third Bancorp	21,655	1,006,091
Huntington Bancshares, Inc.	48,941	765,927
KeyCorp	22,651	454,153
M&T Bank Corp.	3,684	761,557
PNC Financial Services Group, Inc.	9,679	2,014,103
Regions Financial Corp.	21,093	550,949
Truist Financial Corp.	30,421	1,398,453
U.S. Bancorp	37,457	1,948,139
Wells Fargo & Co.	74,497	5,930,706
		28,013,001
BEVERAGES — 1.5%
Coca-Cola Co.	93,277	7,093,716
Constellation Brands, Inc. Class A	3,410	511,500
Keurig Dr. Pepper, Inc.	32,721	861,544
Molson Coors Beverage Co. Class B	4,064	174,996
PepsiCo, Inc.	33,002	5,124,880
		13,766,636
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	42,650	9,275,948
Amgen, Inc.	12,990	4,570,532
Biogen, Inc. (a)	3,571	654,671
Gilead Sciences, Inc.	29,919	4,169,811
Incyte Corp. (a)	4,047	380,904
Moderna, Inc. (a)	8,383	425,856
Regeneron Pharmaceuticals, Inc.	2,415	1,865,926
		21,343,648
BROADLINE RETAIL — 0.1%
eBay, Inc.	10,917	993,665
BUILDING PRODUCTS — 0.7%
Allegion PLC	2,029	294,793
Security Description	Shares	Value
Carrier Global Corp.	19,019	$1,070,960
Johnson Controls International PLC	14,755	1,932,167
Lennox International, Inc.	785	364,342
Masco Corp.	4,908	296,296
Trane Technologies PLC	5,328	2,220,391
		6,178,949
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	2,177	967,459
Bank of New York Mellon Corp.	16,551	1,963,445
Blackrock, Inc.	3,486	3,352,521
Cboe Global Markets, Inc.	2,508	704,924
Charles Schwab Corp.	40,283	3,785,796
CME Group, Inc.	8,717	2,574,566
FactSet Research Systems, Inc.	873	189,432
Franklin Resources, Inc.	7,335	173,253
Goldman Sachs Group, Inc.	7,248	6,131,736
Intercontinental Exchange, Inc.	13,665	2,149,231
Invesco Ltd.	10,606	257,620
Moody's Corp.	3,692	1,610,635
Morgan Stanley	29,003	4,773,024
MSCI, Inc.	1,774	956,204
Nasdaq, Inc.	10,852	921,226
Northern Trust Corp.	4,516	630,298
Raymond James Financial, Inc.	4,214	610,145
S&P Global, Inc.	7,354	3,127,950
State Street Corp. (b)	6,718	850,230
T. Rowe Price Group, Inc.	5,273	475,308
		36,205,003
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	5,353	1,554,993
Albemarle Corp.	2,845	510,763
CF Industries Holdings, Inc.	3,749	486,770
Dow, Inc.	17,280	719,712
Ecolab, Inc.	6,140	1,633,363
International Flavors & Fragrances, Inc.	6,218	451,116
Linde PLC	11,242	5,573,334
LyondellBasell Industries NV Class A	6,235	502,291
Mosaic Co.	7,650	195,075
PPG Industries, Inc.	5,468	584,420
Sherwin-Williams Co.	5,553	1,780,014
		13,991,851
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Republic Services, Inc.	4,816	1,054,800
Veralto Corp.	6,050	534,941
Waste Management, Inc.	8,943	2,055,012
		3,644,753
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	95,208	7,387,189
CONSTRUCTION & ENGINEERING — 0.2%
Quanta Services, Inc.	3,606	1,979,766
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 0.8%
American Express Co.	12,898	$3,901,387
Capital One Financial Corp.	15,107	2,755,970
Synchrony Financial	8,361	568,715
		7,226,072
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.9%
Costco Wholesale Corp.	10,718	10,679,737
Kroger Co.	14,014	1,014,053
Target Corp.	10,889	1,319,747
Walmart, Inc.	105,569	13,120,115
		26,133,652
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	11,125	442,219
Avery Dennison Corp.	1,863	321,703
Ball Corp.	6,421	379,545
Smurfit Westrock PLC	12,515	498,723
		1,642,190
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	168,659	4,889,424
ELECTRIC UTILITIES — 0.3%
Entergy Corp.	10,907	1,225,511
Eversource Energy	9,040	626,291
Exelon Corp.	24,669	1,209,274
		3,061,076
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	5,553	1,190,341
Eaton Corp. PLC	9,391	3,358,879
Emerson Electric Co.	13,614	1,783,706
Hubbell, Inc.	1,302	638,943
Rockwell Automation, Inc.	2,720	976,154
		7,948,023
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Corning, Inc.	18,838	2,561,403
Jabil, Inc.	2,540	674,700
Keysight Technologies, Inc. (a)	4,095	1,156,305
TE Connectivity PLC	7,078	1,479,444
		5,871,852
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	23,862	1,456,775
Halliburton Co.	20,357	793,720
SLB Ltd.	36,095	1,854,922
		4,105,417
ENTERTAINMENT — 0.8%
Electronic Arts, Inc.	5,473	1,115,781
Take-Two Interactive Software, Inc. (a)	4,241	837,597
Walt Disney Co.	42,707	4,116,101
Warner Bros Discovery, Inc. (a)	59,635	1,637,577
		7,707,056
Security Description	Shares	Value
FINANCIAL SERVICES — 2.9%
Apollo Global Management, Inc.	11,166	$1,244,116
Fidelity National Information Services, Inc.	12,472	585,061
Fiserv, Inc. (a)	12,935	721,773
Global Payments, Inc.	5,710	384,283
Jack Henry & Associates, Inc.	1,763	278,624
Mastercard, Inc. Class A	19,618	9,802,330
PayPal Holdings, Inc.	22,211	1,004,604
Visa, Inc. Class A	40,491	12,238,000
		26,258,791
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	11,573	841,241
Bunge Global SA	3,266	415,435
Campbell's Co.	4,601	102,464
Conagra Brands, Inc.	11,285	177,400
General Mills, Inc.	12,995	483,674
Hershey Co.	3,579	744,038
Hormel Foods Corp.	7,044	159,547
J.M. Smucker Co.	2,608	251,516
Kraft Heinz Co.	20,407	458,954
McCormick & Co., Inc.	6,089	307,129
Mondelez International, Inc. Class A	31,012	1,787,532
		5,728,930
GROUND TRANSPORTATION — 1.2%
CSX Corp.	44,788	1,838,547
JB Hunt Transport Services, Inc.	1,793	379,937
Norfolk Southern Corp.	5,446	1,563,002
Uber Technologies, Inc. (a)	49,588	3,566,865
Union Pacific Corp.	14,351	3,481,839
		10,830,190
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	42,005	4,312,653
Baxter International, Inc.	12,392	208,186
Becton Dickinson & Co.	6,905	1,085,673
Boston Scientific Corp. (a)	35,739	2,242,622
Edwards Lifesciences Corp. (a)	13,953	1,117,356
GE HealthCare Technologies, Inc.	11,015	784,048
Medtronic PLC	30,939	2,680,864
ResMed, Inc.	3,526	791,517
Stryker Corp.	8,319	2,733,540
		15,956,459
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	5,650	1,193,901
Cencora, Inc.	4,689	1,473,002
Centene Corp. (a)	11,251	368,358
Cigna Group	6,342	1,691,728
CVS Health Corp.	30,674	2,203,007
DaVita, Inc. (a)	814	125,104
Elevance Health, Inc.	5,305	1,553,039
Humana, Inc.	2,900	502,831
Quest Diagnostics, Inc.	2,655	520,327
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	21,808	$5,901,027
		15,532,324
HEALTH CARE REITs — 0.5%
Alexandria Real Estate Equities, Inc. REIT	3,686	171,104
Healthpeak Properties, Inc. REIT	16,608	272,870
Ventas, Inc. REIT	11,459	937,117
Welltower, Inc. REIT	16,778	3,317,178
		4,698,269
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	15,357	294,240
HOTELS, RESTAURANTS & LEISURE — 1.6%
Booking Holdings, Inc.	785	3,305,101
Carnival Corp.	27,681	716,384
Darden Restaurants, Inc.	2,725	534,209
Expedia Group, Inc.	2,805	647,647
Hilton Worldwide Holdings, Inc.	5,510	1,675,481
Las Vegas Sands Corp.	7,288	392,677
Marriott International, Inc. Class A	5,304	1,734,779
MGM Resorts International (a)	4,888	180,905
Norwegian Cruise Line Holdings Ltd. (a)	10,921	204,223
Royal Caribbean Cruises Ltd.	6,114	1,682,451
Starbucks Corp.	27,538	2,467,129
Yum! Brands, Inc.	6,700	1,041,716
		14,582,702
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	6,469	887,676
PulteGroup, Inc.	4,598	540,771
		1,428,447
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	5,650	527,258
Clorox Co.	2,925	303,117
Colgate-Palmolive Co.	19,460	1,658,576
Kimberly-Clark Corp.	8,008	772,532
		3,261,483
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	22,447	2,967,045
INSURANCE — 2.0%
Aflac, Inc.	11,312	1,241,040
Allstate Corp.	6,263	1,298,570
American International Group, Inc.	12,988	977,347
Aon PLC Class A	5,174	1,670,064
Arch Capital Group Ltd. (a)	8,697	834,825
Arthur J Gallagher & Co.	6,206	1,344,095
Assurant, Inc.	1,204	262,243
Chubb Ltd.	8,756	2,853,843
Everest Group Ltd.	968	316,391
Hartford Insurance Group, Inc.	6,683	903,742
Marsh & McLennan Cos., Inc.	11,620	2,015,489
MetLife, Inc.	13,300	940,576
Principal Financial Group, Inc.	4,776	430,365
Security Description	Shares	Value
Prudential Financial, Inc.	8,437	$824,211
Travelers Cos., Inc.	5,214	1,520,820
Willis Towers Watson PLC	2,290	665,703
		18,099,324
INTERACTIVE MEDIA & SERVICES — 11.2%
Alphabet, Inc. Class A	139,856	40,216,991
Alphabet, Inc. Class C	111,804	32,072,096
Meta Platforms, Inc. Class A	52,703	30,152,967
		102,442,054
IT SERVICES — 0.4%
Accenture PLC Class A	14,828	2,940,244
Akamai Technologies, Inc. (a)	3,426	393,476
		3,333,720
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	3,224	301,766
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	6,787	773,582
Charles River Laboratories International, Inc. (a)	1,142	196,995
Danaher Corp.	15,146	2,871,682
IQVIA Holdings, Inc. (a)	4,095	698,361
Mettler-Toledo International, Inc. (a)	485	611,682
Revvity, Inc.	2,705	236,985
Thermo Fisher Scientific, Inc.	9,061	4,453,753
Waters Corp. (a)	2,358	702,213
		10,545,253
MACHINERY — 2.3%
Caterpillar, Inc.	11,212	7,943,253
Cummins, Inc.	3,311	1,781,384
Deere & Co.	6,052	3,409,092
Dover Corp.	3,291	686,009
Fortive Corp.	7,671	424,053
Illinois Tool Works, Inc.	6,355	1,654,143
Ingersoll Rand, Inc.	8,634	691,756
Otis Worldwide Corp.	9,393	724,012
PACCAR, Inc.	12,638	1,459,689
Pentair PLC	3,914	340,949
Stanley Black & Decker, Inc.	3,818	271,307
Westinghouse Air Brake Technologies Corp.	4,115	1,028,380
Xylem, Inc.	5,911	706,364
		21,120,391
MEDIA — 0.2%
Fox Corp. Class A	4,984	291,065
Fox Corp. Class B	3,580	190,098
News Corp. Class A	8,993	224,195
News Corp. Class B	3,029	86,357
Omnicom Group, Inc.	7,673	577,854
Paramount Skydance Corp. Class B	7,493	67,587
		1,437,156
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	34,587	2,033,024
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Newmont Corp.	26,345	$2,851,846
		4,884,870
MULTI-UTILITIES — 0.5%
CenterPoint Energy, Inc.	15,688	677,094
Consolidated Edison, Inc.	8,697	984,327
Public Service Enterprise Group, Inc.	12,072	977,228
Sempra	15,748	1,530,233
		4,168,882
OFFICE REITs — 0.0% *
BXP, Inc. REIT	3,511	182,221
OIL, GAS & CONSUMABLE FUELS — 4.3%
APA Corp.	8,475	359,679
ConocoPhillips	29,557	3,901,524
Devon Energy Corp.	15,187	764,210
Diamondback Energy, Inc.	4,444	878,979
EOG Resources, Inc.	13,116	1,896,180
EQT Corp.	15,064	958,673
Expand Energy Corp.	5,706	626,405
Exxon Mobil Corp.	100,637	17,074,073
Kinder Morgan, Inc.	47,129	1,580,235
Marathon Petroleum Corp.	7,064	1,724,888
Occidental Petroleum Corp.	17,322	1,125,930
ONEOK, Inc.	15,203	1,374,199
Phillips 66 Co.	9,736	1,773,704
Targa Resources Corp.	5,189	1,301,038
Valero Energy Corp.	7,313	1,806,896
Williams Cos., Inc.	29,461	2,144,172
		39,290,785
PERSONAL CARE PRODUCTS — 0.0% *
Estee Lauder Cos., Inc. Class A	5,964	428,036
PHARMACEUTICALS — 3.2%
Bristol-Myers Squibb Co.	49,118	2,979,007
Eli Lilly & Co.	19,110	17,576,805
Merck & Co., Inc.	59,817	7,195,387
Viatris, Inc.	27,962	377,767
Zoetis, Inc.	10,131	1,197,585
		29,326,551
PROFESSIONAL SERVICES — 0.1%
Broadridge Financial Solutions, Inc.	2,770	450,070
Verisk Analytics, Inc.	3,342	634,144
		1,084,214
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	6,999	948,085
CoStar Group, Inc. (a)	10,142	409,128
		1,357,213
RESIDENTIAL REITs — 0.1%
AvalonBay Communities, Inc. REIT	3,446	562,904
Equity Residential REIT	8,397	496,683
		1,059,587
Security Description	Shares	Value
RETAIL REITs — 0.1%
Federal Realty Investment Trust REIT	1,893	$201,056
Kimco Realty Corp. REIT	16,278	365,767
Regency Centers Corp. REIT	3,984	301,429
		868,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.1%
Applied Materials, Inc.	19,090	6,524,771
Intel Corp. (a)	113,089	4,990,618
KLA Corp.	3,147	4,633,674
Lam Research Corp.	30,104	6,432,021
Micron Technology, Inc.	27,133	9,166,613
NVIDIA Corp.	584,311	101,903,838
ON Semiconductor Corp. (a)	9,497	588,054
QUALCOMM, Inc.	25,726	3,312,994
		137,552,583
SOFTWARE — 9.1%
Adobe, Inc. (a)	9,896	2,405,520
Autodesk, Inc. (a)	5,106	1,222,376
Cadence Design Systems, Inc. (a)	6,575	1,826,995
Fortinet, Inc. (a)	15,265	1,247,456
Gen Digital, Inc.	13,511	254,412
Microsoft Corp.	178,747	66,166,777
Palo Alto Networks, Inc. (a)	19,455	3,119,026
Salesforce, Inc.	22,534	4,206,422
ServiceNow, Inc. (a)	25,204	2,635,078
		83,084,062
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	11,298	1,949,809
Digital Realty Trust, Inc. REIT	7,826	1,410,324
Equinix, Inc. REIT	2,384	2,336,892
Extra Space Storage, Inc. REIT	5,072	665,091
Iron Mountain, Inc. REIT	7,174	732,752
Public Storage REIT	3,810	1,032,053
SBA Communications Corp. REIT	2,536	436,471
Weyerhaeuser Co. REIT	17,341	423,641
		8,987,033
SPECIALTY RETAIL — 2.2%
AutoZone, Inc. (a)	389	1,313,957
Best Buy Co., Inc.	4,711	302,446
Home Depot, Inc.	24,010	7,896,649
Lowe's Cos., Inc.	13,522	3,194,978
O'Reilly Automotive, Inc. (a)	20,365	1,879,893
TJX Cos., Inc.	26,727	4,268,302
Tractor Supply Co.	12,664	573,679
Ulta Beauty, Inc. (a)	1,082	565,572
Williams-Sonoma, Inc.	2,925	533,315
		20,528,791
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.5%
Apple, Inc.	353,717	89,769,838
Dell Technologies, Inc. Class C	7,185	1,179,274
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
HP, Inc.	22,488	$431,995
NetApp, Inc.	4,880	499,663
Seagate Technology Holdings PLC	5,265	2,062,616
Western Digital Corp.	8,215	2,222,075
		96,165,461
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	3,526	352,917
NIKE, Inc. Class B	28,696	1,515,723
Ralph Lauren Corp.	912	313,719
Tapestry, Inc.	4,883	689,040
		2,871,399
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	27,625	1,281,800
United Rentals, Inc.	1,497	1,090,654
WW Grainger, Inc.	1,042	1,136,624
		3,509,078
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	4,684	637,446
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	11,372	2,388,461
TOTAL COMMON STOCKS (Cost $814,420,842)		912,204,124
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $984,873)	984,873	984,873
TOTAL INVESTMENTS — 99.9% (Cost $815,405,715)		913,188,997
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		486,030
NET ASSETS — 100.0%		$913,675,027

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	4	06/18/2026	$1,182,380	$1,162,800	$(19,580)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$912,204,124	$—	$—	$912,204,124
Short-Term Investment	984,873	—	—	984,873
TOTAL INVESTMENTS	$913,188,997	$—	$—	$913,188,997
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(19,580)	$—	$—	$(19,580)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(19,580)	$—	$—	$(19,580)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	8,982	$955,146	$53,453	$328,713	$120,734	$49,610	6,718	$850,230	$20,599
State Street Institutional U.S. Government Money Market Fund, Class G Shares	717,840	717,840	12,699,630	12,432,597	—	—	984,873	984,873	40,523
Total		$1,672,986	$12,753,083	$12,761,310	$120,734	$49,610		$1,835,103	$61,122
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
Axon Enterprise, Inc. (a)	3,401	$1,444,371
Boeing Co. (a)	33,927	6,752,491
General Dynamics Corp.	10,976	3,767,183
General Electric Co.	45,321	12,860,740
Howmet Aerospace, Inc.	17,387	4,007,008
Huntington Ingalls Industries, Inc.	1,704	647,349
L3Harris Technologies, Inc.	8,095	2,793,989
Lockheed Martin Corp.	8,765	5,297,478
Northrop Grumman Corp.	5,761	3,930,385
RTX Corp.	58,005	11,189,164
Textron, Inc.	7,619	667,120
TransDigm Group, Inc.	2,432	2,818,591
		56,175,869
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	5,089	845,130
Expeditors International of Washington, Inc.	5,881	842,336
FedEx Corp.	9,303	3,313,542
United Parcel Service, Inc. Class B	31,949	3,143,143
		8,144,151
AIRLINES — 0.2%
Delta Air Lines, Inc.	28,106	1,868,487
Southwest Airlines Co.	21,263	798,851
United Airlines Holdings, Inc. (a)	14,001	1,289,072
		3,956,410
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	9,143	634,890
AUTOMOBILES — 2.1%
Ford Motor Co.	169,407	1,954,957
General Motors Co.	39,043	2,908,704
Tesla, Inc. (a)	121,487	45,162,792
		50,026,453
BANKS — 3.6%
Bank of America Corp.	286,698	13,976,528
Citigroup, Inc.	75,477	8,559,847
Citizens Financial Group, Inc.	18,573	1,113,823
Fifth Third Bancorp	38,941	1,809,199
Huntington Bancshares, Inc.	87,871	1,375,181
JPMorgan Chase & Co.	116,478	34,263,169
KeyCorp	40,400	810,020
M&T Bank Corp.	6,550	1,354,016
PNC Financial Services Group, Inc.	16,960	3,529,206
Regions Financial Corp.	37,918	990,418
Truist Financial Corp.	54,520	2,506,284
U.S. Bancorp	67,217	3,495,956
Wells Fargo & Co.	133,645	10,639,478
		84,423,125
BEVERAGES — 1.2%
Brown-Forman Corp. Class B	7,757	205,095
Security Description	Shares	Value
Coca-Cola Co.	167,428	$12,732,899
Constellation Brands, Inc. Class A	6,086	912,900
Keurig Dr. Pepper, Inc.	58,887	1,550,495
Molson Coors Beverage Co. Class B	7,612	327,773
Monster Beverage Corp. (a)	30,841	2,234,739
PepsiCo, Inc.	59,124	9,181,366
		27,145,267
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	76,357	16,606,884
Amgen, Inc.	23,301	8,198,457
Biogen, Inc. (a)	6,383	1,170,195
Gilead Sciences, Inc.	53,570	7,466,051
Incyte Corp. (a)	7,007	659,499
Moderna, Inc. (a)	15,002	762,102
Regeneron Pharmaceuticals, Inc.	4,358	3,367,165
Vertex Pharmaceuticals, Inc. (a)	10,978	4,902,116
		43,132,469
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	421,465	87,778,515
eBay, Inc.	19,544	1,778,895
		89,557,410
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	4,901	323,172
Allegion PLC	3,770	547,743
Builders FirstSource, Inc. (a)	4,792	394,525
Carrier Global Corp.	33,932	1,910,711
Johnson Controls International PLC	26,426	3,460,485
Lennox International, Inc.	1,392	646,069
Masco Corp.	8,980	542,123
Trane Technologies PLC	9,591	3,996,953
		11,821,781
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	3,939	1,750,492
ARES Management Corp. Class A	8,888	969,681
Bank of New York Mellon Corp.	29,759	3,530,310
Blackrock, Inc.	6,240	6,001,070
Blackstone, Inc.	31,933	3,671,976
Cboe Global Markets, Inc.	4,546	1,277,744
Charles Schwab Corp.	72,226	6,787,799
CME Group, Inc.	15,590	4,604,507
Coinbase Global, Inc. Class A (a)	9,641	1,683,415
FactSet Research Systems, Inc.	1,636	354,996
Franklin Resources, Inc.	13,870	327,609
Goldman Sachs Group, Inc.	12,970	10,972,490
Interactive Brokers Group, Inc. Class A	19,258	1,291,634
Intercontinental Exchange, Inc.	24,556	3,862,168
Invesco Ltd.	19,649	477,274
KKR & Co., Inc.	29,677	2,745,123
Moody's Corp.	6,637	2,895,391
Morgan Stanley	51,934	8,546,778
MSCI, Inc.	3,168	1,707,584
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	19,441	$1,650,347
Northern Trust Corp.	8,090	1,129,121
Raymond James Financial, Inc.	7,689	1,113,290
Robinhood Markets, Inc. Class A (a)	34,002	2,356,339
S&P Global, Inc.	13,204	5,616,189
State Street Corp. (b)	12,077	1,528,465
T. Rowe Price Group, Inc.	9,435	850,471
		77,702,263
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.	9,665	2,807,586
Albemarle Corp.	5,149	924,400
CF Industries Holdings, Inc.	6,747	876,030
Corteva, Inc.	29,027	2,429,850
Dow, Inc.	30,551	1,272,449
DuPont de Nemours, Inc.	17,707	810,981
Ecolab, Inc.	10,974	2,919,304
International Flavors & Fragrances, Inc.	11,117	806,538
Linde PLC	20,193	10,010,882
LyondellBasell Industries NV Class A	11,233	904,930
Mosaic Co.	14,269	363,860
PPG Industries, Inc.	9,705	1,037,270
Sherwin-Williams Co.	9,970	3,195,884
		28,359,964
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	14,770	2,498,198
Copart, Inc. (a)	38,044	1,263,061
Republic Services, Inc.	8,701	1,905,693
Rollins, Inc.	12,738	680,337
Veralto Corp.	10,701	946,182
Waste Management, Inc.	16,027	3,682,844
		10,976,315
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	44,652	5,482,373
Ciena Corp. (a)	6,092	2,365,097
Cisco Systems, Inc.	170,488	13,228,164
F5, Inc. (a)	2,453	709,726
Motorola Solutions, Inc.	7,140	3,098,546
		24,883,906
CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	1,518	2,093,307
EMCOR Group, Inc.	1,934	1,427,891
Quanta Services, Inc.	6,446	3,538,983
		7,060,181
CONSTRUCTION MATERIALS — 0.3%
CRH PLC	28,960	3,044,275
Martin Marietta Materials, Inc.	2,609	1,535,866
Vulcan Materials Co.	5,756	1,567,359
		6,147,500
Security Description	Shares	Value
CONSUMER FINANCE — 0.6%
American Express Co.	23,155	$7,003,924
Capital One Financial Corp.	26,993	4,924,333
Synchrony Financial	14,978	1,018,804
		12,947,061
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.2%
Costco Wholesale Corp.	19,180	19,111,527
Dollar General Corp.	9,514	1,129,597
Dollar Tree, Inc. (a)	8,007	876,847
Kroger Co.	25,191	1,822,821
Sysco Corp.	20,691	1,475,889
Target Corp.	19,647	2,381,216
Walmart, Inc.	189,327	23,529,560
		50,327,457
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	19,817	787,726
Avery Dennison Corp.	3,341	576,924
Ball Corp.	11,589	685,026
International Paper Co.	22,729	811,425
Packaging Corp. of America	3,884	824,262
Smurfit Westrock PLC	22,578	899,733
		4,585,096
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	6,119	647,084
Pool Corp.	1,423	287,916
		935,000
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	302,469	8,768,577
Comcast Corp. Class A	154,982	4,449,533
Verizon Communications, Inc.	182,211	9,146,992
		22,365,102
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	11,152	800,268
American Electric Power Co., Inc.	23,117	3,030,176
Constellation Energy Corp.	13,503	3,770,713
Duke Energy Corp.	33,664	4,407,964
Edison International	16,638	1,217,569
Entergy Corp.	19,344	2,173,492
Evergy, Inc.	9,885	809,779
Eversource Energy	16,181	1,121,020
Exelon Corp.	43,532	2,133,939
FirstEnergy Corp.	22,531	1,141,420
NextEra Energy, Inc.	89,972	8,356,599
NRG Energy, Inc.	9,185	1,342,296
PG&E Corp.	95,210	1,672,840
Pinnacle West Capital Corp.	5,126	516,444
PPL Corp.	31,969	1,221,216
Southern Co.	47,526	4,587,209
Xcel Energy, Inc.	25,595	2,033,267
		40,336,211
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	9,955	2,133,954
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Eaton Corp. PLC	16,793	$6,006,352
Emerson Electric Co.	24,295	3,183,131
GE Vernova, Inc.	11,652	10,171,031
Generac Holdings, Inc. (a)	2,592	506,295
Hubbell, Inc.	2,300	1,128,702
Rockwell Automation, Inc.	4,853	1,741,645
		24,871,110
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	52,930	6,687,706
CDW Corp.	5,631	681,464
Corning, Inc.	33,771	4,591,843
Jabil, Inc.	4,619	1,226,945
Keysight Technologies, Inc. (a)	7,400	2,089,538
TE Connectivity PLC	12,723	2,659,361
Teledyne Technologies, Inc. (a)	2,008	1,214,860
Zebra Technologies Corp. Class A (a)	2,188	457,467
		19,609,184
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	42,669	2,604,942
Halliburton Co.	36,145	1,409,294
SLB Ltd.	64,599	3,319,743
		7,333,979
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	9,759	1,989,567
Live Nation Entertainment, Inc. (a)	6,863	1,046,676
Netflix, Inc. (a)	182,393	17,537,087
Take-Two Interactive Software, Inc. (a)	7,510	1,483,225
TKO Group Holdings, Inc.	2,910	586,802
Walt Disney Co.	76,503	7,373,359
Warner Bros Discovery, Inc. (a)	107,285	2,946,046
		32,962,762
FINANCIAL SERVICES — 3.7%
Apollo Global Management, Inc.	20,037	2,232,523
Berkshire Hathaway, Inc. Class B (a)	79,233	37,968,454
Block, Inc. (a)	23,814	1,433,127
Corpay, Inc. (a)	3,012	876,462
Fidelity National Information Services, Inc.	22,391	1,050,362
Fiserv, Inc. (a)	23,258	1,297,796
Global Payments, Inc.	10,237	688,950
Jack Henry & Associates, Inc.	3,162	499,722
Mastercard, Inc. Class A	35,201	17,588,532
PayPal Holdings, Inc.	39,763	1,798,480
Visa, Inc. Class A	72,614	21,946,855
		87,381,263
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	20,774	1,510,062
Bunge Global SA	5,790	736,488
Campbell's Co.	8,724	194,283
Security Description	Shares	Value
Conagra Brands, Inc.	20,583	$323,565
General Mills, Inc.	23,171	862,424
Hershey Co.	6,446	1,340,059
Hormel Foods Corp.	12,621	285,866
J.M. Smucker Co.	4,620	445,553
Kraft Heinz Co.	36,851	828,779
McCormick & Co., Inc.	10,945	552,066
Mondelez International, Inc. Class A	55,397	3,193,083
Tyson Foods, Inc. Class A	12,428	796,262
		11,068,490
GAS UTILITIES — 0.1%
Atmos Energy Corp.	7,086	1,308,926
GROUND TRANSPORTATION — 0.9%
CSX Corp.	80,285	3,295,699
JB Hunt Transport Services, Inc.	3,252	689,099
Norfolk Southern Corp.	9,724	2,790,788
Old Dominion Freight Line, Inc.	7,955	1,554,407
Uber Technologies, Inc. (a)	88,864	6,391,988
Union Pacific Corp.	25,702	6,235,819
		20,957,800
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	75,193	7,719,760
Align Technology, Inc. (a)	2,886	494,747
Baxter International, Inc.	21,878	367,550
Becton Dickinson & Co.	12,343	1,940,690
Boston Scientific Corp. (a)	64,210	4,029,178
Cooper Cos., Inc. (a)	8,654	618,761
Dexcom, Inc. (a)	16,620	1,043,736
Edwards Lifesciences Corp. (a)	25,093	2,009,447
GE HealthCare Technologies, Inc.	19,695	1,401,890
Hologic, Inc. (a)	9,732	735,642
IDEXX Laboratories, Inc. (a)	3,451	1,939,082
Insulet Corp. (a)	3,030	635,815
Intuitive Surgical, Inc. (a)	15,327	7,065,594
Medtronic PLC	55,419	4,802,056
ResMed, Inc.	6,348	1,424,999
Solventum Corp. (a)	6,345	414,329
STERIS PLC	4,262	942,456
Stryker Corp.	14,889	4,892,377
Zimmer Biomet Holdings, Inc.	8,643	781,500
		43,259,609
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Cardinal Health, Inc.	10,174	2,149,868
Cencora, Inc.	8,402	2,639,404
Centene Corp. (a)	20,219	661,970
Cigna Group	11,398	3,040,417
CVS Health Corp.	54,960	3,947,227
DaVita, Inc. (a)	1,526	234,531
Elevance Health, Inc.	9,534	2,791,079
HCA Healthcare, Inc.	6,749	3,193,897
Henry Schein, Inc. (a)	4,467	329,218
Humana, Inc.	5,232	907,176
Labcorp Holdings, Inc.	3,611	963,451
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
McKesson Corp.	5,299	$4,585,543
Quest Diagnostics, Inc.	4,785	937,764
UnitedHealth Group, Inc.	39,171	10,599,281
Universal Health Services, Inc. Class B	2,390	427,738
		37,408,564
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	6,682	310,178
Healthpeak Properties, Inc. REIT	30,067	494,001
Ventas, Inc. REIT	20,329	1,662,506
Welltower, Inc. REIT	29,675	5,867,044
		8,333,729
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	27,708	530,885
HOTELS, RESTAURANTS & LEISURE — 1.8%
Airbnb, Inc. Class A (a)	18,395	2,322,921
Booking Holdings, Inc.	1,394	5,869,186
Carnival Corp.	46,948	1,215,014
Chipotle Mexican Grill, Inc. (a)	56,279	1,801,491
Darden Restaurants, Inc.	4,983	976,867
Domino's Pizza, Inc.	1,354	485,802
DoorDash, Inc. Class A (a)	16,135	2,422,670
Expedia Group, Inc.	5,057	1,167,611
Hilton Worldwide Holdings, Inc.	9,892	3,007,959
Las Vegas Sands Corp.	13,085	705,020
Marriott International, Inc. Class A	9,515	3,112,071
McDonald's Corp.	30,795	9,570,778
MGM Resorts International (a)	8,276	306,295
Norwegian Cruise Line Holdings Ltd. (a)	18,657	348,886
Royal Caribbean Cruises Ltd.	10,870	2,991,207
Starbucks Corp.	49,205	4,408,276
Wynn Resorts Ltd.	3,655	371,165
Yum! Brands, Inc.	11,999	1,865,604
		42,948,823
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	11,642	1,597,515
Garmin Ltd.	7,070	1,640,311
Lennar Corp. Class A	9,328	810,044
NVR, Inc. (a)	122	803,959
PulteGroup, Inc.	8,250	970,282
		5,822,111
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	10,383	968,941
Clorox Co.	5,228	541,778
Colgate-Palmolive Co.	34,857	2,970,862
Kimberly-Clark Corp.	14,387	1,387,914
Procter & Gamble Co.	100,368	14,497,154
		20,366,649
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	30,902	435,409
Security Description	Shares	Value
Vistra Corp.	13,800	$2,074,554
		2,509,963
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	22,773	3,307,323
Honeywell International, Inc.	27,413	6,196,160
		9,503,483
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	40,219	5,316,147
INSURANCE — 1.8%
Aflac, Inc.	20,198	2,215,922
Allstate Corp.	11,217	2,325,733
American International Group, Inc.	23,333	1,755,808
Aon PLC Class A	9,292	2,999,272
Arch Capital Group Ltd. (a)	15,616	1,498,980
Arthur J Gallagher & Co.	11,120	2,408,370
Assurant, Inc.	2,163	471,123
Brown & Brown, Inc.	12,698	828,036
Chubb Ltd.	15,708	5,119,708
Cincinnati Financial Corp.	6,799	1,069,823
Erie Indemnity Co. Class A	1,093	274,682
Everest Group Ltd.	1,762	575,910
Globe Life, Inc.	3,441	478,884
Hartford Insurance Group, Inc.	12,048	1,629,251
Loews Corp.	7,370	786,674
Marsh & McLennan Cos., Inc.	20,899	3,624,931
MetLife, Inc.	23,931	1,692,400
Principal Financial Group, Inc.	8,512	767,016
Progressive Corp.	25,324	5,020,230
Prudential Financial, Inc.	15,133	1,478,343
Travelers Cos., Inc.	9,330	2,721,374
W.R. Berkley Corp.	13,067	866,081
Willis Towers Watson PLC	4,141	1,203,789
		41,812,340
INTERACTIVE MEDIA & SERVICES — 7.9%
Alphabet, Inc. Class A	251,475	72,314,151
Alphabet, Inc. Class C	201,986	57,941,704
Meta Platforms, Inc. Class A	94,367	53,990,192
		184,246,047
IT SERVICES — 0.8%
Accenture PLC Class A	26,614	5,277,290
Akamai Technologies, Inc. (a)	6,220	714,367
Cognizant Technology Solutions Corp. Class A	20,869	1,280,313
EPAM Systems, Inc. (a)	2,460	333,084
Gartner, Inc. (a)	3,116	493,387
GoDaddy, Inc. Class A (a)	5,844	483,124
International Business Machines Corp.	40,422	9,797,889
VeriSign, Inc.	3,572	887,142
		19,266,596
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	5,588	523,037
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	12,257	$1,397,053
Bio-Techne Corp.	6,712	350,769
Charles River Laboratories International, Inc. (a)	2,200	379,500
Danaher Corp.	27,186	5,154,466
IQVIA Holdings, Inc. (a)	7,256	1,237,438
Mettler-Toledo International, Inc. (a)	885	1,116,162
Revvity, Inc.	4,901	429,377
Thermo Fisher Scientific, Inc.	16,246	7,985,396
Waters Corp. (a)	4,253	1,266,544
West Pharmaceutical Services, Inc.	3,110	779,490
		20,096,195
MACHINERY — 1.9%
Caterpillar, Inc.	20,104	14,242,880
Cummins, Inc.	5,952	3,202,295
Deere & Co.	10,869	6,122,508
Dover Corp.	5,868	1,223,185
Fortive Corp.	13,732	759,105
IDEX Corp.	3,237	613,573
Illinois Tool Works, Inc.	11,336	2,950,647
Ingersoll Rand, Inc.	15,376	1,231,925
Nordson Corp.	2,310	614,599
Otis Worldwide Corp.	16,856	1,299,260
PACCAR, Inc.	22,747	2,627,278
Parker-Hannifin Corp.	5,458	4,886,220
Pentair PLC	7,184	625,798
Snap-on, Inc.	2,251	817,608
Stanley Black & Decker, Inc.	6,563	466,367
Westinghouse Air Brake Technologies Corp.	7,355	1,838,088
Xylem, Inc.	10,527	1,257,977
		44,779,313
MEDIA — 0.2%
Charter Communications, Inc. Class A (a)	3,727	804,585
Fox Corp. Class A	8,709	508,606
Fox Corp. Class B	6,133	325,662
News Corp. Class A	16,193	403,691
News Corp. Class B	5,392	153,726
Omnicom Group, Inc.	13,791	1,038,600
Paramount Skydance Corp. Class B	13,447	121,292
Trade Desk, Inc. Class A (a)	19,312	438,189
		3,794,351
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	62,344	3,664,580
Newmont Corp.	47,187	5,107,993
Nucor Corp.	9,947	1,682,038
Steel Dynamics, Inc.	5,992	1,078,560
		11,533,171
Security Description	Shares	Value
MULTI-UTILITIES — 0.7%
Ameren Corp.	11,746	$1,291,120
CenterPoint Energy, Inc.	28,282	1,220,651
CMS Energy Corp.	12,970	1,006,213
Consolidated Edison, Inc.	15,630	1,769,003
Dominion Energy, Inc.	36,981	2,286,165
DTE Energy Co.	8,989	1,314,372
NiSource, Inc.	20,277	946,125
Public Service Enterprise Group, Inc.	21,610	1,749,330
Sempra	28,300	2,749,911
WEC Energy Group, Inc.	14,009	1,621,822
		15,954,712
OFFICE REITs — 0.0% *
BXP, Inc. REIT	6,317	327,852
OIL, GAS & CONSUMABLE FUELS — 0.9%
Kinder Morgan, Inc.	84,536	2,834,492
Marathon Petroleum Corp.	12,699	3,100,842
ONEOK, Inc.	27,142	2,453,365
Phillips 66 Co.	17,424	3,174,304
Targa Resources Corp.	9,281	2,327,025
Texas Pacific Land Corp.	2,480	1,176,909
Valero Energy Corp.	13,189	3,258,738
Williams Cos., Inc.	52,830	3,844,968
		22,170,643
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	10,671	765,858
Kenvue, Inc.	83,698	1,442,953
		2,208,811
PHARMACEUTICALS — 3.6%
Bristol-Myers Squibb Co.	88,200	5,349,330
Eli Lilly & Co.	34,219	31,473,610
Johnson & Johnson	104,153	25,459,159
Merck & Co., Inc.	107,326	12,910,245
Pfizer, Inc.	245,668	6,898,357
Viatris, Inc.	49,805	672,866
Zoetis, Inc.	18,258	2,158,278
		84,921,845
PROFESSIONAL SERVICES — 0.4%
Automatic Data Processing, Inc.	17,409	3,537,161
Broadridge Financial Solutions, Inc.	5,030	817,274
Equifax, Inc.	5,214	938,885
Jacobs Solutions, Inc.	5,173	658,419
Leidos Holdings, Inc.	5,530	860,026
Paychex, Inc.	13,899	1,280,376
Verisk Analytics, Inc.	6,070	1,151,782
		9,243,923
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,577	1,703,680
CoStar Group, Inc. (a)	18,303	738,343
		2,442,023
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	6,174	$1,008,523
Camden Property Trust REIT	4,566	445,915
Equity Residential REIT	14,823	876,780
Essex Property Trust, Inc. REIT	2,829	684,618
Invitation Homes, Inc. REIT	24,389	606,067
Mid-America Apartment Communities, Inc. REIT	5,025	613,653
UDR, Inc. REIT	13,111	442,890
		4,678,446
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	3,393	360,370
Kimco Realty Corp. REIT	29,082	653,473
Realty Income Corp. REIT	39,683	2,427,806
Regency Centers Corp. REIT	6,888	521,146
Simon Property Group, Inc. REIT	14,049	2,620,560
		6,583,355
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.9%
Advanced Micro Devices, Inc. (a)	70,434	14,328,389
Analog Devices, Inc.	21,077	6,705,437
Applied Materials, Inc.	34,253	11,707,333
Broadcom, Inc.	204,611	63,329,151
First Solar, Inc. (a)	4,631	913,511
Intel Corp. (a)	202,861	8,952,256
KLA Corp.	5,682	8,366,234
Lam Research Corp.	53,913	11,519,051
Microchip Technology, Inc.	23,307	1,505,865
Micron Technology, Inc.	48,577	16,411,254
Monolithic Power Systems, Inc.	2,075	2,268,701
NVIDIA Corp.	1,049,739	183,074,481
NXP Semiconductors NV	10,923	2,150,302
ON Semiconductor Corp. (a)	17,000	1,052,640
Qnity Electronics, Inc.	9,053	1,044,535
QUALCOMM, Inc.	46,116	5,938,818
Skyworks Solutions, Inc.	6,509	348,557
Teradyne, Inc.	6,774	2,008,220
Texas Instruments, Inc.	39,191	7,608,541
		349,233,276
SOFTWARE — 8.5%
Adobe, Inc. (a)	17,739	4,311,996
AppLovin Corp. Class A (a)	11,705	4,658,590
Autodesk, Inc. (a)	9,209	2,204,635
Cadence Design Systems, Inc. (a)	11,808	3,281,089
Crowdstrike Holdings, Inc. Class A (a)	10,924	4,264,839
Datadog, Inc. Class A (a)	14,010	1,653,880
Fair Isaac Corp. (a)	1,027	1,096,364
Fortinet, Inc. (a)	27,335	2,233,816
Gen Digital, Inc.	23,560	443,635
Intuit, Inc.	12,055	5,212,341
Microsoft Corp.	320,779	118,742,762
Oracle Corp.	72,733	10,699,752
Security Description	Shares	Value
Palantir Technologies, Inc. Class A (a)	98,640	$14,429,059
Palo Alto Networks, Inc. (a)	34,366	5,509,557
PTC, Inc. (a)	5,182	738,383
Roper Technologies, Inc.	4,629	1,638,018
Salesforce, Inc.	40,466	7,553,788
ServiceNow, Inc. (a)	44,861	4,690,218
Synopsys, Inc. (a)	8,011	3,176,201
Trimble, Inc. (a)	10,288	671,086
Tyler Technologies, Inc. (a)	1,854	634,773
Workday, Inc. Class A (a)	9,301	1,208,386
		199,053,168
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	20,268	3,497,851
Crown Castle, Inc. REIT	18,918	1,538,222
Digital Realty Trust, Inc. REIT	13,956	2,515,011
Equinix, Inc. REIT	4,255	4,170,921
Extra Space Storage, Inc. REIT	9,161	1,201,282
Iron Mountain, Inc. REIT	12,605	1,287,475
Public Storage REIT	6,853	1,856,341
SBA Communications Corp. REIT	4,664	802,721
VICI Properties, Inc. REIT	46,475	1,269,697
Weyerhaeuser Co. REIT	31,546	770,669
		18,910,190
SPECIALTY RETAIL — 1.8%
AutoZone, Inc. (a)	717	2,421,868
Best Buy Co., Inc.	8,407	539,730
Carvana Co. (a)	6,112	1,921,491
Home Depot, Inc.	43,020	14,148,848
Lowe's Cos., Inc.	24,224	5,723,647
O'Reilly Automotive, Inc. (a)	36,501	3,369,407
Ross Stores, Inc.	13,965	3,025,238
TJX Cos., Inc.	47,926	7,653,782
Tractor Supply Co.	22,851	1,035,150
Ulta Beauty, Inc. (a)	1,914	1,000,467
Williams-Sonoma, Inc.	5,143	937,723
		41,777,351
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.4%
Apple, Inc.	634,208	160,955,648
Dell Technologies, Inc. Class C	12,807	2,102,013
Hewlett Packard Enterprise Co.	56,220	1,338,598
HP, Inc.	39,675	762,157
NetApp, Inc.	8,671	887,824
Seagate Technology Holdings PLC	9,378	3,673,925
Super Micro Computer, Inc. (a)	21,850	497,525
Western Digital Corp.	14,684	3,971,875
		174,189,565
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	6,101	610,649
Lululemon Athletica, Inc. (a)	4,665	714,211
NIKE, Inc. Class B	51,236	2,706,286
Ralph Lauren Corp.	1,700	584,783
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Tapestry, Inc.	8,849	$1,248,682
		5,864,611
TOBACCO — 0.7%
Altria Group, Inc.	72,593	4,790,412
Philip Morris International, Inc.	67,312	11,129,366
		15,919,778
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	49,822	2,311,741
United Rentals, Inc.	2,712	1,975,855
WW Grainger, Inc.	1,892	2,063,812
		6,351,408
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	8,424	1,146,422
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	20,496	4,304,775
TOTAL COMMON STOCKS (Cost $1,703,907,516)		2,334,470,562
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $3,981,589)	3,981,589	3,981,589
TOTAL INVESTMENTS — 100.0% (Cost $1,707,889,105)		2,338,452,151
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		1,161,693
NET ASSETS — 100.0%		$2,339,613,844

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	06/18/2026	$3,349,221	$3,285,375	$(63,846)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,334,470,562	$—	$—	$2,334,470,562
Short-Term Investment	3,981,589	—	—	3,981,589
TOTAL INVESTMENTS	$2,338,452,151	$—	$—	$2,338,452,151
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(63,846)	$—	$—	$(63,846)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(63,846)	$—	$—	$(63,846)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	12,350	$1,313,299	$152,441	$190,400	$64,251	$188,874	12,077	$1,528,465	$30,039
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,968,560	1,968,560	34,609,053	32,596,024	—	—	3,981,589	3,981,589	99,316
State Street Navigator Securities Lending Portfolio II	765,996	765,996	13,773,365	14,539,361	—	—	—	—	603
Total		$4,047,855	$48,534,859	$47,325,785	$64,251	$188,874		$5,510,054	$129,958
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.0% *
Forward Air Corp. (a)	171	$2,857
AIRLINES — 0.7%
Allegiant Travel Co. (a)	104	8,428
JetBlue Airways Corp. (a)	2,291	10,126
SkyWest, Inc. (a)	310	28,468
		47,022
AUTO COMPONENTS — 1.6%
Adient PLC (a)	606	12,247
Dana, Inc.	871	29,309
Dauch Corp. (a)	1,826	10,828
Dorman Products, Inc. (a)	215	22,438
Fox Factory Holding Corp. (a)	334	5,498
Gentherm, Inc. (a)	248	6,890
Phinia, Inc.	296	20,258
Standard Motor Products, Inc.	172	5,975
		113,443
BANKS — 10.8%
Ameris Bancorp	497	38,761
Atlantic Union Bankshares Corp.	1,097	39,207
Banc of California, Inc.	1,039	18,266
BancFirst Corp.	161	17,468
Bancorp, Inc. (a)	328	17,623
Bank of Hawaii Corp.	308	22,869
BankUnited, Inc.	574	25,922
Banner Corp.	264	16,020
Beacon Financial Corp.	648	19,440
Cathay General Bancorp	520	25,927
Central Pacific Financial Corp.	203	6,488
City Holding Co.	111	13,267
Community Financial System, Inc.	408	23,929
Customers Bancorp, Inc. (a)	246	17,075
Dime Community Bancshares, Inc.	316	10,687
Eagle Bancorp, Inc.	210	5,223
FB Financial Corp.	312	16,205
First BanCorp	1,204	25,717
First Bancorp/Southern Pines NC	321	18,088
First Commonwealth Financial Corp.	814	14,310
First Financial Bancorp	800	22,304
First Hawaiian, Inc.	949	23,383
Fulton Financial Corp.	1,483	30,164
Hanmi Financial Corp.	227	5,984
Hilltop Holdings, Inc.	320	11,462
Hope Bancorp, Inc.	992	11,081
Independent Bank Corp.	384	28,881
National Bank Holdings Corp. Class A	349	13,667
NBT Bancorp, Inc.	405	17,245
OFG Bancorp	334	13,514
Pathward Financial, Inc.	172	15,348
Provident Financial Services, Inc.	1,011	21,393
Renasant Corp.	732	26,447
S&T Bancorp, Inc.	287	12,005
Seacoast Banking Corp. of Florida	749	22,687
Security Description	Shares	Value
Simmons First National Corp. Class A	1,120	$21,784
Southside Bancshares, Inc.	214	6,653
Tompkins Financial Corp.	98	7,726
Triumph Financial, Inc. (a)	175	10,441
TrustCo Bank Corp.	142	6,217
United Community Banks, Inc.	933	29,380
WaFd, Inc.	596	18,714
		768,972
BIOTECHNOLOGY — 2.3%
ACADIA Pharmaceuticals, Inc. (a)	969	21,570
ADMA Biologics, Inc. (a)	1,841	16,587
Alkermes PLC (a)	1,277	45,155
Catalyst Pharmaceuticals, Inc. (a)	894	22,136
Krystal Biotech, Inc. (a)	200	51,664
Vir Biotechnology, Inc. (a)	866	7,759
		164,871
BROADLINE RETAIL — 0.7%
Etsy, Inc. (a)	764	38,185
Kohl's Corp.	868	11,197
		49,382
BUILDING PRODUCTS — 3.9%
Apogee Enterprises, Inc.	165	5,534
Armstrong World Industries, Inc.	334	55,043
AZZ, Inc.	231	28,905
CSW Industrials, Inc.	128	33,354
Gibraltar Industries, Inc. (a)	229	9,130
Griffon Corp.	303	22,022
Hayward Holdings, Inc. (a)	1,544	20,659
Masterbrand, Inc. (a)	1,003	8,335
Quanex Building Products Corp.	350	6,290
Resideo Technologies, Inc. (a)	1,066	35,935
Zurn Elkay Water Solutions Corp.	1,149	51,521
		276,728
CAPITAL MARKETS — 2.9%
Artisan Partners Asset Management, Inc. Class A	545	19,833
BGC Group, Inc. Class A	2,810	27,482
Donnelley Financial Solutions, Inc. (a)	203	9,569
Piper Sandler Cos.	524	40,112
StepStone Group, Inc. Class A	570	27,200
StoneX Group, Inc. (a)	545	43,954
Virtu Financial, Inc. Class A	617	27,136
WisdomTree, Inc.	889	12,944
		208,230
CHEMICALS — 3.5%
Balchem Corp.	251	42,539
Element Solutions, Inc.	1,760	60,086
FMC Corp.	966	16,634
HB Fuller Co.	420	25,906
Ingevity Corp. (a)	278	19,802
Innospec, Inc.	192	14,020
Koppers Holdings, Inc.	151	5,841
Minerals Technologies, Inc.	241	17,092
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Quaker Chemical Corp.	106	$13,168
Sensient Technologies Corp.	329	28,439
Stepan Co.	166	8,297
		251,824
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	453	17,449
Brady Corp. Class A	338	27,459
Deluxe Corp.	348	9,584
Enviri Corp. (a)	624	12,243
GEO Group, Inc. (a)	1,058	17,785
HNI Corp.	537	17,930
Interface, Inc.	452	11,264
MillerKnoll, Inc.	528	7,635
Pitney Bowes, Inc.	1,179	13,028
UniFirst Corp.	113	28,430
		162,807
COMMUNICATIONS EQUIPMENT — 1.7%
Calix, Inc. (a)	467	22,878
Extreme Networks, Inc. (a)	1,039	15,668
Harmonic, Inc. (a)	858	7,705
NetScout Systems, Inc. (a)	531	16,881
Viavi Solutions, Inc. (a)	1,790	59,571
		122,703
CONSTRUCTION & ENGINEERING — 1.6%
Arcosa, Inc.	379	40,227
Granite Construction, Inc.	337	40,400
MYR Group, Inc. (a)	120	33,878
		114,505
CONSUMER FINANCE — 0.7%
Bread Financial Holdings, Inc.	345	25,837
Encore Capital Group, Inc. (a)	173	12,131
PRA Group, Inc. (a)	304	5,320
PROG Holdings, Inc.	306	8,779
		52,067
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
Andersons, Inc.	260	18,663
Chefs' Warehouse, Inc. (a)	280	16,646
Grocery Outlet Holding Corp. (a)	751	5,295
United Natural Foods, Inc. (a)	471	21,223
		61,827
CONTAINERS & PACKAGING — 0.8%
O-I Glass, Inc. (a)	1,179	12,391
Sealed Air Corp.	1,139	47,895
		60,286
DIVERSIFIED CONSUMER SERVICES — 1.4%
Covista, Inc. (a)	267	30,772
Frontdoor, Inc. (a)	558	29,496
Matthews International Corp. Class A	255	6,584
Perdoceo Education Corp.	468	17,414
Strategic Education, Inc.	180	14,933
		99,199
Security Description	Shares	Value
DIVERSIFIED REITs — 0.8%
American Assets Trust, Inc. REIT	366	$6,738
Essential Properties Realty Trust, Inc. REIT	1,624	49,305
		56,043
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Lumen Technologies, Inc. (a)	7,300	50,735
Shenandoah Telecommunications Co.	356	5,490
Uniti Group, Inc.	1,387	13,010
		69,235
ELECTRIC UTILITIES — 0.4%
Otter Tail Corp.	324	28,437
ELECTRICAL EQUIPMENT — 0.9%
Powell Industries, Inc.	74	40,040
Sunrun, Inc. (a)	1,795	24,340
		64,380
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Arlo Technologies, Inc. (a)	820	11,669
Badger Meter, Inc.	228	34,736
Benchmark Electronics, Inc.	276	15,472
CTS Corp.	225	10,746
Insight Enterprises, Inc. (a)	240	16,082
Itron, Inc. (a)	354	31,729
Knowles Corp. (a)	657	16,872
OSI Systems, Inc. (a)	120	31,861
Plexus Corp. (a)	207	41,926
Rogers Corp. (a)	129	13,846
Sanmina Corp. (a)	424	54,967
ScanSource, Inc. (a)	151	5,481
		285,387
ENERGY EQUIPMENT & SERVICES — 2.2%
Archrock, Inc.	1,357	47,224
Bristow Group, Inc.	199	9,331
Core Laboratories, Inc.	357	5,994
Helix Energy Solutions Group, Inc. (a)	1,077	10,652
Helmerich & Payne, Inc.	773	27,851
Patterson-UTI Energy, Inc.	2,672	28,938
Tidewater, Inc. (a)	357	29,827
		159,817
FINANCIAL SERVICES — 3.0%
EVERTEC, Inc.	495	13,969
HA Sustainable Infrastructure Capital, Inc.	988	36,309
Jackson Financial, Inc. Class A	548	57,934
NCR Atleos Corp. (a)	572	24,928
NMI Holdings, Inc. (a)	588	22,056
Payoneer Global, Inc. (a)	2,234	10,790
Radian Group, Inc.	1,048	34,668
Walker & Dunlop, Inc.	264	11,716
		212,370
FOOD PRODUCTS — 1.1%
Cal-Maine Foods, Inc.	347	27,465
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Fresh Del Monte Produce, Inc.	255	$10,266
Freshpet, Inc. (a)	378	22,287
John B Sanfilippo & Son, Inc.	69	5,474
Simply Good Foods Co. (a)	679	9,744
		75,236
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	321	17,084
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	173	17,016
Hertz Global Holdings, Inc. (a)	950	4,379
Schneider National, Inc. Class B	385	10,149
Werner Enterprises, Inc.	463	13,617
		45,161
HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Artivion, Inc. (a)	326	11,938
Avanos Medical, Inc. (a)	355	4,973
CONMED Corp.	249	8,805
Embecta Corp.	446	3,943
Enovis Corp. (a)	442	10,055
Glaukos Corp. (a)	444	47,801
ICU Medical, Inc. (a)	191	24,668
Inspire Medical Systems, Inc. (a)	201	10,367
Integer Holdings Corp. (a)	271	23,848
Integra LifeSciences Holdings Corp. (a)	518	4,879
Merit Medical Systems, Inc. (a)	459	31,639
Omnicell, Inc. (a)	347	11,583
QuidelOrtho Corp. (a)	526	8,642
STAAR Surgical Co. (a)	381	7,125
Tandem Diabetes Care, Inc. (a)	539	10,333
Teleflex, Inc.	342	40,907
TransMedics Group, Inc. (a)	264	26,244
UFP Technologies, Inc. (a)	60	11,616
		299,366
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Addus HomeCare Corp. (a)	141	13,205
AMN Healthcare Services, Inc. (a)	295	5,410
OmniAb, Inc. (a) (b)	52	—
Pediatrix Medical Group, Inc. (a)	651	13,925
Select Medical Holdings Corp.	853	13,895
U.S. Physical Therapy, Inc.	122	9,145
		55,580
HEALTH CARE REITs — 0.2%
Medical Properties Trust, Inc. REIT	3,816	17,668
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	904	5,153
Schrodinger, Inc. (a)	434	4,930
		10,083
HOTEL & RESORT REITs — 1.4%
Apple Hospitality REIT, Inc.	1,702	19,590
DiamondRock Hospitality Co. REIT	1,576	14,767
Pebblebrook Hotel Trust REIT	908	11,468
Ryman Hospitality Properties, Inc. REIT	487	44,936
Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	733	$10,870
		101,631
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc. (a)	174	6,107
Brinker International, Inc. (a)	337	48,114
Cheesecake Factory, Inc.	355	19,436
Cracker Barrel Old Country Store, Inc.	172	4,835
Golden Entertainment, Inc.	152	4,057
Papa John's International, Inc.	251	8,135
Penn Entertainment, Inc. (a)	985	14,805
Sabre Corp. (a)	3,005	4,357
Shake Shack, Inc. Class A (a)	311	27,514
		137,360
HOUSEHOLD DURABLES — 3.4%
Cavco Industries, Inc. (a)	60	29,057
Century Communities, Inc.	196	11,247
Champion Homes, Inc. (a)	428	31,830
Installed Building Products, Inc.	176	46,667
La-Z-Boy, Inc.	330	10,606
Leggett & Platt, Inc.	1,048	10,354
M/I Homes, Inc. (a)	202	24,735
Meritage Homes Corp.	517	31,971
Sonos, Inc. (a)	935	12,529
Tri Pointe Homes, Inc. (a)	654	30,562
		239,558
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	65	2,390
Central Garden & Pet Co. Class A (a)	395	12,806
Energizer Holdings, Inc.	471	7,734
WD-40 Co.	104	21,210
		44,140
INDUSTRIAL REITs — 1.0%
LXP Industrial Trust REIT	457	21,141
Terreno Realty Corp. REIT	806	49,504
		70,645
INSURANCE — 2.6%
AMERISAFE, Inc.	144	4,800
Assured Guaranty Ltd.	335	27,296
Employers Holdings, Inc.	172	7,076
Genworth Financial, Inc. (a)	3,090	25,091
Horace Mann Educators Corp.	315	13,444
Lincoln National Corp.	1,308	46,434
Palomar Holdings, Inc. (a)	205	24,497
Safety Insurance Group, Inc.	115	8,354
Stewart Information Services Corp.	234	14,410
Trupanion, Inc. (a)	276	7,068
United Fire Group, Inc.	175	6,485
		184,955
INTERACTIVE MEDIA & SERVICES — 1.1%
Cargurus, Inc. (a)	629	21,417
IAC, Inc. (a)	504	20,175
QuinStreet, Inc. (a)	471	5,657
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TripAdvisor, Inc. (a)	879	$9,370
Yelp, Inc. (a)	452	11,183
Ziff Davis, Inc. (a)	306	12,840
		80,642
IT SERVICES — 0.2%
DXC Technology Co. (a)	1,320	16,592
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Acushnet Holdings Corp.	213	19,911
Callaway Golf Co. (a)	1,081	15,005
		34,916
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a)	317	6,698
Fortrea Holdings, Inc. (a)	715	6,736
		13,434
MACHINERY — 5.7%
Alamo Group, Inc.	83	13,692
Astec Industries, Inc.	175	9,422
Enpro, Inc.	163	40,856
Federal Signal Corp.	470	50,826
Franklin Electric Co., Inc.	296	27,282
Gates Industrial Corp. PLC (a)	1,964	44,406
Greenbrier Cos., Inc.	239	12,583
JBT Marel Corp.	402	51,404
Kadant, Inc.	91	26,604
Kennametal, Inc.	590	21,317
Lindsay Corp.	82	9,764
Mueller Water Products, Inc. Class A	1,210	33,263
Standex International Corp.	94	23,957
Tennant Co.	143	9,495
Trinity Industries, Inc.	620	19,951
Worthington Enterprises, Inc.	241	12,566
		407,388
MARINE — 0.6%
Matson, Inc.	241	39,510
MEDIA — 0.4%
Cable One, Inc. (a)	36	3,284
DoubleVerify Holdings, Inc. (a)	1,035	9,832
John Wiley & Sons, Inc. Class A	313	11,925
Scholastic Corp.	182	7,109
		32,150
METALS & MINING — 0.9%
Century Aluminum Co. (a)	412	24,181
Kaiser Aluminum Corp.	124	14,943
Materion Corp.	160	23,144
Metallus, Inc. (a)	277	4,526
		66,794
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Blackstone Mortgage Trust, Inc. Class A REIT	1,227	23,497
Franklin BSP Realty Trust, Inc. REIT	626	5,315
Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	673	$7,847
Redwood Trust, Inc. REIT	963	5,402
Two Harbors Investment Corp. REIT	811	9,262
		51,323
MULTI-UTILITIES — 0.1%
Unitil Corp.	139	7,261
OFFICE REITs — 0.9%
Douglas Emmett, Inc. REIT	1,296	12,208
Easterly Government Properties, Inc. REIT	339	7,265
Highwoods Properties, Inc. REIT	851	18,220
JBG SMITH Properties REIT	458	6,691
SL Green Realty Corp. REIT	551	20,354
		64,738
OIL, GAS & CONSUMABLE FUELS — 3.3%
California Resources Corp.	608	42,086
Comstock Resources, Inc. (a)	612	12,901
Crescent Energy Co. Class A	1,880	25,380
Dorian LPG Ltd.	284	9,713
Magnolia Oil & Gas Corp. Class A	1,399	44,166
Par Pacific Holdings, Inc. (a)	389	24,367
SM Energy Co.	1,751	54,596
Talos Energy, Inc. (a)	973	15,335
World Kinect Corp.	446	10,289
		238,833
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	256	10,813
PERSONAL CARE PRODUCTS — 0.1%
Edgewell Personal Care Co.	370	7,896
PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a)	274	5,368
ANI Pharmaceuticals, Inc. (a)	139	10,689
Harmony Biosciences Holdings, Inc. (a)	307	8,599
Innoviva, Inc. (a)	550	12,815
Ligand Pharmaceuticals, Inc. (a)	152	30,347
Organon & Co.	2,011	12,046
Pacira BioSciences, Inc. (a)	320	7,232
Phibro Animal Health Corp. Class A	160	8,849
Prestige Consumer Healthcare, Inc. (a)	366	21,693
Supernus Pharmaceuticals, Inc. (a)	444	22,950
		140,588
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc.	209	16,707
Korn Ferry	404	25,432
Robert Half, Inc.	769	19,533
Verra Mobility Corp. (a)	1,235	17,648
		79,320
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Cushman & Wakefield Ltd. (a)	1,792	21,970
Kennedy-Wilson Holdings, Inc.	946	10,236
		32,206
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.3%
Centerspace REIT	128	$7,353
Veris Residential, Inc. REIT	647	12,209
		19,562
RETAIL REITs — 1.7%
Acadia Realty Trust REIT	1,014	19,388
Getty Realty Corp. REIT	426	13,547
Phillips Edison & Co., Inc. REIT	973	36,410
Tanger, Inc. REIT	891	30,276
Urban Edge Properties REIT	974	19,460
		119,081
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Axcelis Technologies, Inc. (a)	238	22,153
Cohu, Inc. (a)	361	11,054
Diodes, Inc. (a)	355	24,232
Ichor Holdings Ltd. (a)	274	12,771
Kulicke & Soffa Industries, Inc.	405	26,617
MaxLinear, Inc. (a)	650	11,303
Penguin Solutions, Inc. (a)	381	6,706
Qorvo, Inc. (a)	653	50,542
Semtech Corp. (a)	716	55,053
SolarEdge Technologies, Inc. (a)	463	23,636
Veeco Instruments, Inc. (a)	467	15,813
		259,880
SOFTWARE — 2.7%
A10 Networks, Inc.	553	12,785
ACI Worldwide, Inc. (a)	798	32,726
Adeia, Inc.	847	20,353
Agilysys, Inc. (a)	197	14,015
BlackLine, Inc. (a)	387	14,319
Box, Inc. Class A (a)	1,108	26,193
LiveRamp Holdings, Inc. (a)	496	13,154
N-able, Inc. (a)	616	2,877
NCR Voyix Corp. (a)	1,072	6,786
Progress Software Corp. (a)	325	8,336
Sprinklr, Inc. Class A (a)	956	5,736
SPS Commerce, Inc. (a)	292	16,256
Teradata Corp. (a)	721	18,479
		192,015
SPECIALIZED REITs — 0.1%
Safehold, Inc. REIT	354	4,790
SPECIALTY RETAIL — 3.1%
Advance Auto Parts, Inc.	464	24,476
American Eagle Outfitters, Inc.	1,220	20,374
Asbury Automotive Group, Inc. (a)	150	29,311
Boot Barn Holdings, Inc. (a)	235	34,395
Group 1 Automotive, Inc.	92	30,418
Monro, Inc.	233	3,737
National Vision Holdings, Inc. (a)	614	15,903
Signet Jewelers Ltd.	315	26,662
Upbound Group, Inc.	422	7,617
Security Description	Shares	Value
Victoria's Secret & Co. (a)	621	$28,789
		221,682
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Corsair Gaming, Inc. (a)	363	2,015
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	287	10,263
Steven Madden Ltd.	562	19,063
Wolverine World Wide, Inc.	634	10,347
		39,673
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp.	815	52,926
Boise Cascade Co.	287	21,769
DNOW, Inc. (a)	1,436	17,103
Rush Enterprises, Inc. Class A	469	31,005
		122,803
WATER UTILITIES — 0.8%
American States Water Co.	300	22,686
California Water Service Group	461	20,902
H2O America	289	16,955
		60,543
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a)	615	2,472
Telephone & Data Systems, Inc.	760	31,996
		34,468
TOTAL COMMON STOCKS (Cost $6,651,369)		7,131,775
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $6,715)	6,715	6,715
TOTAL INVESTMENTS — 99.9% (Cost $6,658,084)		7,138,490
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,963
NET ASSETS — 100.0%		$7,143,453

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,131,775	$—	$0 (a)	$7,131,775
Short-Term Investment	6,715	—	—	6,715
TOTAL INVESTMENTS	$7,138,490	$—	$0	$7,138,490

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,251	$2,251	$298,084	$293,620	$—	$—	6,715	$6,715	$280
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
AAR Corp. (a)	205,887	$22,536,390
Mercury Systems, Inc. (a) (b)	278,587	20,311,778
National Presto Industries, Inc. (b)	27,937	3,829,045
VSE Corp. (b)	151,929	28,015,708
		74,692,921
AIRLINES — 0.3%
SkyWest, Inc. (a)	131,217	12,049,657
AUTO COMPONENTS — 1.1%
Dana, Inc.	290,255	9,767,081
Dorman Products, Inc. (a)	146,749	15,314,726
Gentherm, Inc. (a)	70,762	1,965,768
Patrick Industries, Inc. (b)	78,964	8,770,531
XPEL, Inc. (a) (b)	132,861	5,880,428
		41,698,534
BANKS — 4.8%
Ameris Bancorp (b)	193,082	15,058,465
Axos Financial, Inc. (a)	299,021	25,443,697
BancFirst Corp.	69,158	7,503,643
Bancorp, Inc. (a)	223,456	12,006,291
BankUnited, Inc.	183,867	8,303,434
City Holding Co.	52,435	6,267,031
Community Financial System, Inc.	141,702	8,310,822
Customers Bancorp, Inc. (a)	82,224	5,707,168
FB Financial Corp.	93,695	4,866,518
First BanCorp	476,052	10,168,471
First Bancorp/Southern Pines NC (b)	96,249	5,423,631
Independent Bank Corp. (b)	112,450	8,457,365
Lakeland Financial Corp.	63,821	3,662,049
OFG Bancorp	100,413	4,062,710
Park National Corp. (b)	41,574	6,795,270
Pathward Financial, Inc.	114,799	10,243,515
Preferred Bank (b)	59,740	5,417,821
Seacoast Banking Corp. of Florida	240,112	7,272,993
ServisFirst Bancshares, Inc.	132,580	9,655,801
Stellar Bancorp, Inc.	106,080	3,883,589
TrustCo Bank Corp.	40,857	1,788,719
Trustmark Corp.	152,492	6,426,013
Westamerica BanCorp	55,838	2,911,952
WSFS Financial Corp.	149,301	9,773,243
		189,410,211
BEVERAGES — 0.3%
National Beverage Corp. (a)	61,699	2,076,171
Vita Coco Co., Inc. (a) (b)	231,282	11,080,721
		13,156,892
BIOTECHNOLOGY — 6.3%
ACADIA Pharmaceuticals, Inc. (a)	660,441	14,701,417
Security Description	Shares	Value
ADMA Biologics, Inc. (a)	1,255,539	$11,312,406
Alkermes PLC (a)	871,089	30,801,707
Apellis Pharmaceuticals, Inc. (a) (b)	540,611	21,748,781
Arcus Biosciences, Inc. (a)	281,736	6,085,498
Catalyst Pharmaceuticals, Inc. (a) (b)	609,474	15,090,576
Krystal Biotech, Inc. (a)	136,178	35,177,501
Protagonist Therapeutics, Inc. (a)	309,978	32,671,681
PTC Therapeutics, Inc. (a)	423,546	28,856,189
Sarepta Therapeutics, Inc. (a)	337,206	7,337,603
TG Therapeutics, Inc. (a)	717,297	23,828,606
Veracyte, Inc. (a)	416,999	13,431,538
Vericel Corp. (a)	266,797	8,582,859
Vir Biotechnology, Inc. (a)	244,100	2,187,136
		251,813,498
BROADLINE RETAIL — 0.7%
Etsy, Inc. (a)	520,753	26,027,235
BUILDING PRODUCTS — 3.4%
Armstrong World Industries, Inc.	227,501	37,492,165
AZZ, Inc.	157,451	19,701,844
CSW Industrials, Inc. (b)	50,394	13,131,668
Griffon Corp.	121,734	8,847,627
Hayward Holdings, Inc. (a) (b)	505,185	6,759,375
Resideo Technologies, Inc. (a)	406,853	13,715,015
Zurn Elkay Water Solutions Corp.	783,079	35,113,262
		134,760,956
CAPITAL MARKETS — 4.6%
Acadian Asset Management, Inc.	139,416	7,587,019
Artisan Partners Asset Management, Inc. Class A (b)	200,674	7,302,527
BGC Group, Inc. Class A	1,130,314	11,054,471
Cohen & Steers, Inc.	66,833	4,180,404
Donnelley Financial Solutions, Inc. (a)	63,030	2,971,234
MarketAxess Holdings, Inc.	105,886	17,469,072
Moelis & Co. Class A (b)	222,455	12,679,935
Piper Sandler Cos.	192,574	14,741,540
PJT Partners, Inc. Class A (b)	128,263	17,920,906
StepStone Group, Inc. Class A	388,985	18,562,364
StoneX Group, Inc. (a) (b)	369,486	29,799,046
Victory Capital Holdings, Inc. Class A	162,825	10,661,781
Virtu Financial, Inc. Class A	421,047	18,517,647
WisdomTree, Inc. (b)	606,090	8,824,671
		182,272,617
CHEMICALS — 1.9%
Balchem Corp.	100,792	17,082,228
Element Solutions, Inc.	600,035	20,485,195
Hawkins, Inc.	73,889	11,349,350
Ingevity Corp. (a)	108,160	7,704,237
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Sensient Technologies Corp.	224,075	$19,369,043
		75,990,053
COMMERCIAL SERVICES & SUPPLIES — 2.4%
Brady Corp. Class A	230,158	18,698,036
Casella Waste Systems, Inc. Class A (a) (b)	329,699	26,158,319
Enviri Corp. (a) (b)	425,519	8,348,683
Healthcare Services Group, Inc. (a)	371,725	6,895,499
Interface, Inc. (b)	172,534	4,299,547
Liquidity Services, Inc. (a)	124,292	3,799,606
OPENLANE, Inc. (a)	560,592	16,341,257
Pitney Bowes, Inc. (b)	367,047	4,055,869
UniFirst Corp.	31,409	7,902,190
		96,499,006
COMMUNICATIONS EQUIPMENT — 2.8%
Calix, Inc. (a)	318,209	15,589,059
Digi International, Inc. (a) (b)	198,435	9,564,567
Extreme Networks, Inc. (a)	460,434	6,943,345
NetScout Systems, Inc. (a)	191,794	6,097,131
Viasat, Inc. (a) (b)	716,500	32,815,700
Viavi Solutions, Inc. (a) (b)	1,220,677	40,624,130
		111,633,932
CONSTRUCTION & ENGINEERING — 4.8%
Arcosa, Inc.	165,623	17,579,225
Argan, Inc. (b)	73,145	39,838,424
Everus Construction Group, Inc. (a)	269,061	31,765,342
Granite Construction, Inc. (b)	229,438	27,505,028
MYR Group, Inc. (a)	81,859	23,110,433
Primoris Services Corp. (b)	285,051	40,773,695
WillScot Holdings Corp. (b)	499,151	8,665,261
		189,237,408
CONSUMER FINANCE — 0.7%
Enova International, Inc. (a)	130,425	17,715,628
EZCORP, Inc. Class A (a) (b)	309,757	7,861,633
World Acceptance Corp. (a) (b)	10,040	1,355,801
		26,933,062
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Chefs' Warehouse, Inc. (a) (b)	191,033	11,356,912
PriceSmart, Inc.	133,231	20,051,265
		31,408,177
CONTAINERS & PACKAGING — 0.5%
Sealed Air Corp.	466,154	19,601,776
DIVERSIFIED CONSUMER SERVICES — 2.3%
ADT, Inc.	884,465	5,810,935
Covista, Inc. (a)	182,062	20,982,645
Frontdoor, Inc. (a)	380,423	20,109,160
Laureate Education, Inc. (a)	707,417	24,646,408
OneSpaWorld Holdings Ltd. (b)	537,836	12,343,336
Perdoceo Education Corp.	207,293	7,713,373
		91,605,857
Security Description	Shares	Value
DIVERSIFIED REITs — 0.6%
Essential Properties Realty Trust, Inc. REIT (b)	741,830	$22,521,959
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Cogent Communications Holdings, Inc. (b)	135,250	2,548,110
Iridium Communications, Inc.	337,762	9,369,518
Lumen Technologies, Inc. (a)	2,239,968	15,567,777
Uniti Group, Inc. (b)	945,789	8,871,501
		36,356,906
ELECTRIC UTILITIES — 0.4%
MGE Energy, Inc.	96,412	7,451,683
Otter Tail Corp. (b)	99,518	8,734,695
		16,186,378
ELECTRICAL EQUIPMENT — 1.1%
Powell Industries, Inc. (b)	49,961	27,032,898
Sunrun, Inc. (a) (b)	1,224,108	16,598,904
		43,631,802
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Arlo Technologies, Inc. (a)	559,135	7,956,491
Badger Meter, Inc.	155,469	23,685,702
CTS Corp.	67,397	3,218,881
ePlus, Inc.	86,944	6,542,536
Itron, Inc. (a) (b)	154,653	13,861,549
Knowles Corp. (a)	255,321	6,556,643
Mirion Technologies, Inc. (a) (b)	1,290,641	23,993,016
Napco Security Technologies, Inc.	124,159	4,890,623
OSI Systems, Inc. (a) (b)	81,656	21,680,485
Plexus Corp. (a)	62,132	12,584,215
Ralliant Corp.	309,487	12,871,564
Sanmina Corp. (a) (b)	288,051	37,342,932
		175,184,637
ENERGY EQUIPMENT & SERVICES — 3.2%
Archrock, Inc.	925,176	32,196,125
Cactus, Inc. Class A (b)	228,770	10,836,835
Helmerich & Payne, Inc.	258,095	9,299,163
Innovex International, Inc. (a) (b)	85,504	2,085,442
Kodiak Gas Services, Inc.	438,418	25,568,538
Noble Corp. PLC (b)	351,637	17,254,827
Oceaneering International, Inc. (a)	310,500	11,013,435
Tidewater, Inc. (a) (b)	243,169	20,316,770
		128,571,135
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc.	332,034	9,469,610
Madison Square Garden Sports Corp. (a) (b)	94,872	30,491,861
Sphere Entertainment Co. (a) (b)	140,459	16,489,886
		56,451,357
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
FINANCIAL SERVICES — 1.8%
Enact Holdings, Inc. (b)	83,812	$3,420,368
EVERTEC, Inc.	337,501	9,524,278
HA Sustainable Infrastructure Capital, Inc. (b)	289,582	10,642,139
NCR Atleos Corp. (a)	241,711	10,533,766
NMI Holdings, Inc. (a)	401,127	15,046,274
Payoneer Global, Inc. (a)	1,005,198	4,855,106
Radian Group, Inc.	357,392	11,822,527
Sezzle, Inc. (a) (b)	90,073	5,700,720
		71,545,178
FOOD PRODUCTS — 0.9%
Cal-Maine Foods, Inc. (b)	236,296	18,702,828
Freshpet, Inc. (a) (b)	162,165	9,561,248
Tootsie Roll Industries, Inc. (b)	106,774	4,561,389
Vital Farms, Inc. (a) (b)	196,031	2,767,958
		35,593,423
GAS UTILITIES — 0.4%
Chesapeake Utilities Corp.	74,823	9,455,382
Northwest Natural Holding Co.	116,030	6,175,117
		15,630,499
GROUND TRANSPORTATION — 0.8%
Hertz Global Holdings, Inc. (a) (b)	453,654	2,091,345
Lyft, Inc. Class A (a) (b)	2,100,117	27,931,556
		30,022,901
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Artivion, Inc. (a)	222,146	8,134,987
Glaukos Corp. (a)	209,056	22,506,969
ICU Medical, Inc. (a) (b)	62,525	8,075,104
Inspire Medical Systems, Inc. (a)	137,146	7,073,991
LeMaitre Vascular, Inc.	110,059	12,015,141
Merit Medical Systems, Inc. (a)	197,079	13,584,655
STAAR Surgical Co. (a) (b)	136,465	2,551,895
Tandem Diabetes Care, Inc. (a) (b)	200,298	3,839,713
TransMedics Group, Inc. (a) (b)	180,302	17,923,822
UFP Technologies, Inc. (a) (b)	40,669	7,873,518
		103,579,795
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Addus HomeCare Corp. (a)	63,543	5,950,802
BrightSpring Health Services, Inc. (a) (b)	698,375	29,757,759
Concentra Group Holdings Parent, Inc. (b)	314,357	6,742,958
CorVel Corp. (a)	102,071	5,578,180
National HealthCare Corp. (b)	65,516	10,462,905
NeoGenomics, Inc. (a) (b)	395,845	2,937,170
OmniAb, Inc. (a) (b) (c)	65,116	—
Pediatrix Medical Group, Inc. (a)	444,035	9,497,909
Privia Health Group, Inc. (a)	609,935	12,546,363
Progyny, Inc. (a) (b)	422,974	7,182,098
RadNet, Inc. (a) (b)	235,185	13,144,490
Security Description	Shares	Value
U.S. Physical Therapy, Inc. (b)	37,667	$2,823,518
		106,624,152
HEALTH CARE REITs — 0.2%
LTC Properties, Inc. REIT (b)	150,751	5,601,907
Universal Health Realty Income Trust REIT	39,775	1,609,694
		7,211,601
HEALTH CARE TECHNOLOGY — 0.5%
Certara, Inc. (a) (b)	321,349	1,831,689
HealthStream, Inc.	63,894	1,323,245
Schrodinger, Inc. (a) (b)	296,026	3,362,855
Waystar Holding Corp. (a) (b)	605,533	14,599,401
		21,117,190
HOTEL & RESORT REITs — 1.0%
DiamondRock Hospitality Co. REIT (b)	526,566	4,933,923
Ryman Hospitality Properties, Inc. REIT	332,358	30,666,673
Xenia Hotels & Resorts, Inc. REIT	230,017	3,411,152
		39,011,748
HOTELS, RESTAURANTS & LEISURE — 2.6%
BJ's Restaurants, Inc. (a) (b)	50,209	1,762,336
Brinker International, Inc. (a)	229,692	32,793,127
Cheesecake Factory, Inc. (b)	128,199	7,018,895
Life Time Group Holdings, Inc. (a)	577,928	15,569,380
Monarch Casino & Resort, Inc.	63,946	6,113,238
Papa John's International, Inc. (b)	81,329	2,635,873
Red Rock Resorts, Inc. Class A	256,089	13,664,909
Shake Shack, Inc. Class A (a)	212,377	18,788,993
Six Flags Entertainment Corp. (a) (b)	240,917	4,276,277
United Parks & Resorts, Inc. (a) (b)	76,247	2,490,227
		105,113,255
HOUSEHOLD DURABLES — 1.9%
Cavco Industries, Inc. (a)	40,949	19,831,191
Champion Homes, Inc. (a)	134,239	9,983,355
Green Brick Partners, Inc. (a)	91,727	5,911,805
Installed Building Products, Inc.	119,464	31,675,880
Sonos, Inc. (a)	637,691	8,545,059
		75,947,290
HOUSEHOLD PRODUCTS — 0.3%
Reynolds Consumer Products, Inc.	129,846	2,750,138
WD-40 Co.	41,947	8,554,671
		11,304,809
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
Clearway Energy, Inc. Class A	182,648	7,154,322
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Clearway Energy, Inc. Class C (b)	447,622	$17,587,069
		24,741,391
INDUSTRIAL REITs — 0.8%
LXP Industrial Trust REIT	165,144	7,639,561
Terreno Realty Corp. REIT (b)	384,716	23,629,257
		31,268,818
INSURANCE — 2.0%
AMERISAFE, Inc.	45,902	1,529,914
Assured Guaranty Ltd.	118,823	9,681,698
Goosehead Insurance, Inc. Class A (a) (b)	89,306	3,809,794
HCI Group, Inc.	56,685	8,764,068
Horace Mann Educators Corp.	111,655	4,765,435
Mercury General Corp.	140,261	12,364,007
Palomar Holdings, Inc. (a)	139,798	16,705,861
ProAssurance Corp. (a)	138,302	3,418,825
Safety Insurance Group, Inc.	40,072	2,910,830
SiriusPoint Ltd. (a)	548,435	11,813,290
Trupanion, Inc. (a) (b)	117,886	3,019,061
United Fire Group, Inc.	56,672	2,100,264
		80,883,047
INTERACTIVE MEDIA & SERVICES — 0.6%
Cargurus, Inc. (a) (b)	214,305	7,297,085
QuinStreet, Inc. (a)	192,417	2,310,928
TripAdvisor, Inc. (a) (b)	603,908	6,437,659
Yelp, Inc. (a) (b)	178,785	4,423,141
ZoomInfo Technologies, Inc. (a) (b)	822,017	4,915,662
		25,384,475
IT SERVICES — 0.9%
DigitalOcean Holdings, Inc. (a) (b)	419,113	35,951,513
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Acushnet Holdings Corp. (b)	145,457	13,597,321
Callaway Golf Co. (a) (b)	471,849	6,549,264
		20,146,585
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a) (b)	129,721	2,741,005
BioLife Solutions, Inc. (a) (b)	102,871	1,962,779
Cytek Biosciences, Inc. (a) (b)	377,028	1,647,612
		6,351,396
MACHINERY — 5.7%
Astec Industries, Inc.	57,969	3,121,051
Enerpac Tool Group Corp.	167,042	6,092,022
Enpro, Inc.	111,176	27,866,264
ESCO Technologies, Inc.	136,593	38,433,172
Federal Signal Corp.	320,825	34,694,015
Franklin Electric Co., Inc.	111,092	10,239,350
Gates Industrial Corp. PLC (a)	723,199	16,351,529
JBT Marel Corp.	274,201	35,062,082
Kadant, Inc. (b)	31,674	9,259,894
Security Description	Shares	Value
Mueller Water Products, Inc. Class A	536,255	$14,741,650
Proto Labs, Inc. (a)	124,881	7,120,715
Standex International Corp. (b)	63,909	16,287,848
Tennant Co. (b)	41,163	2,733,223
Worthington Enterprises, Inc.	75,764	3,950,335
		225,953,150
MEDIA — 0.1%
DoubleVerify Holdings, Inc. (a)	416,227	3,954,157
METALS & MINING — 0.8%
Century Aluminum Co. (a)	171,226	10,049,254
Materion Corp.	60,149	8,700,553
Warrior Met Coal, Inc.	119,274	11,110,373
		29,860,180
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Adamas Trust, Inc. REIT (b)	443,039	3,260,767
ARMOUR Residential REIT, Inc. (b)	590,262	9,845,570
Ellington Financial, Inc. REIT (b)	657,596	7,792,513
PennyMac Mortgage Investment Trust REIT (b)	459,056	5,352,593
		26,251,443
MULTI-UTILITIES — 0.2%
Avista Corp.	201,707	8,096,519
OFFICE REITs — 0.1%
JBG SMITH Properties REIT (b)	187,322	2,736,774
OIL, GAS & CONSUMABLE FUELS — 1.0%
Comstock Resources, Inc. (a) (b)	242,052	5,102,456
CVR Energy, Inc. (a)	76,359	2,569,480
International Seaways, Inc. (b)	213,678	15,572,853
Kinetik Holdings, Inc. (b)	115,090	5,571,507
Par Pacific Holdings, Inc. (a)	127,367	7,978,269
REX American Resources Corp. (a)	103,101	4,698,313
		41,492,878
PERSONAL CARE PRODUCTS — 0.1%
Interparfums, Inc. (b)	54,917	4,988,660
PHARMACEUTICALS — 2.9%
Amneal Pharmaceuticals, Inc. (a)	537,303	6,678,676
Amphastar Pharmaceuticals, Inc. (a)	97,034	1,900,896
ANI Pharmaceuticals, Inc. (a)	94,838	7,293,042
Collegium Pharmaceutical, Inc. (a)	166,751	5,514,456
Corcept Therapeutics, Inc. (a)	493,859	19,907,456
Harmony Biosciences Holdings, Inc. (a) (b)	209,693	5,873,501
Indivior Pharmaceuticals, Inc. (a)	658,602	20,074,189
Innoviva, Inc. (a)	221,054	5,150,558
Ligand Pharmaceuticals, Inc. (a) (b)	103,784	20,720,476
Pacira BioSciences, Inc. (a)	216,832	4,900,403
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Phibro Animal Health Corp. Class A	108,805	$6,018,005
Supernus Pharmaceuticals, Inc. (a)	208,703	10,787,858
		114,819,516
PROFESSIONAL SERVICES — 0.8%
CSG Systems International, Inc. (b)	142,472	11,389,212
Legalzoom.com, Inc. (a)	474,077	2,688,016
Upwork, Inc. (a) (b)	689,284	7,554,553
Verra Mobility Corp. (a)	841,743	12,028,507
		33,660,288
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
St. Joe Co.	210,237	13,202,884
RESIDENTIAL REITs — 0.2%
Centerspace REIT (b)	42,343	2,432,605
NexPoint Residential Trust, Inc. REIT	52,965	1,324,125
Veris Residential, Inc. REIT	192,793	3,638,004
		7,394,734
RETAIL REITs — 1.7%
Curbline Properties Corp. REIT (b)	511,388	13,188,697
Getty Realty Corp. REIT (b)	145,163	4,616,183
Macerich Co. REIT	702,546	13,278,119
Phillips Edison & Co., Inc. REIT	384,894	14,402,733
Saul Centers, Inc. REIT (b)	36,774	1,198,097
Tanger, Inc. REIT	400,758	13,617,757
Urban Edge Properties REIT	318,914	6,371,902
Whitestone REIT	118,464	1,913,194
		68,586,682
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
ACM Research, Inc. Class A (a)	281,049	11,059,278
Axcelis Technologies, Inc. (a)	103,665	9,649,138
FormFactor, Inc. (a)	408,941	39,663,188
Impinj, Inc. (a) (b)	141,891	14,572,206
MaxLinear, Inc. (a)	184,313	3,205,203
PDF Solutions, Inc. (a) (b)	168,833	5,522,527
Penguin Solutions, Inc. (a) (b)	123,680	2,176,768
Qorvo, Inc. (a)	280,394	21,702,496
Semtech Corp. (a) (b)	341,694	26,272,852
SolarEdge Technologies, Inc. (a) (b)	186,104	9,500,609
Veeco Instruments, Inc. (a)	162,265	5,494,293
		148,818,558
SOFTWARE — 4.5%
A10 Networks, Inc.	248,974	5,756,279
ACI Worldwide, Inc. (a)	358,874	14,717,423
Adeia, Inc. (b)	577,724	13,882,708
Agilysys, Inc. (a) (b)	134,541	9,571,247
Alarm.com Holdings, Inc. (a)	152,641	6,592,565
BlackLine, Inc. (a) (b)	263,571	9,752,127
Security Description	Shares	Value
Box, Inc. Class A (a)	491,142	$11,610,597
Cleanspark, Inc. (a) (b)	782,559	6,659,577
Clear Secure, Inc. Class A	467,688	22,640,776
Life360, Inc. (a) (b)	413,624	16,884,132
LiveRamp Holdings, Inc. (a) (b)	333,027	8,831,876
MARA Holdings, Inc. (a) (b)	1,097,312	8,954,066
N-able, Inc. (a)	200,559	936,610
Progress Software Corp. (a)	151,084	3,875,305
Q2 Holdings, Inc. (a)	207,375	9,808,837
RingCentral, Inc. Class A (b)	235,975	8,775,910
Sprinklr, Inc. Class A (a)	652,165	3,912,990
SPS Commerce, Inc. (a)	119,382	6,645,996
Teradata Corp. (a)	280,243	7,182,628
		176,991,649
SPECIALIZED REITs — 0.8%
Four Corners Property Trust, Inc. REIT	272,103	6,435,236
Millrose Properties, Inc. REIT	479,932	13,438,096
Outfront Media, Inc. REIT	521,940	13,831,410
		33,704,742
SPECIALTY RETAIL — 1.7%
American Eagle Outfitters, Inc.	349,288	5,833,110
Boot Barn Holdings, Inc. (a)	160,436	23,481,413
Buckle, Inc.	95,326	4,800,617
National Vision Holdings, Inc. (a) (b)	418,389	10,836,275
Urban Outfitters, Inc. (a)	283,857	17,982,341
Winmark Corp. (b)	8,872	3,793,224
		66,726,980
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Kontoor Brands, Inc. (b)	145,679	10,239,777
Steven Madden Ltd.	214,681	7,281,979
		17,521,756
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp.	316,686	20,565,589
DXP Enterprises, Inc. (a) (b)	66,981	9,359,255
		29,924,844
WATER UTILITIES — 0.5%
American States Water Co.	132,776	10,040,521
California Water Service Group	150,928	6,843,076
Middlesex Water Co. (b)	52,206	2,717,322
		19,600,919
WIRELESS TELECOMMUNICATION SERVICES — 0.0% *
Gogo, Inc. (a) (b)	409,547	1,646,379
TOTAL COMMON STOCKS (Cost $3,518,043,707)		3,971,058,724
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	2,535,883	2,535,883
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	199,037,596	$199,037,596
TOTAL SHORT-TERM INVESTMENTS (Cost $201,573,479)		201,573,479
TOTAL INVESTMENTS — 105.0% (Cost $3,719,617,186)		4,172,632,203
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(196,805,036)
NET ASSETS — 100.0%		$3,975,827,167

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,971,058,724	$—	$0 (a)	$3,971,058,724
Short-Term Investments	201,573,479	—	—	201,573,479
TOTAL INVESTMENTS	$4,172,632,203	$—	$0	$4,172,632,203

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	943,377	$943,377	$81,675,967	$80,083,461	$—	$—	2,535,883	$2,535,883	$82,006
State Street Navigator Securities Lending Portfolio II	314,598,308	314,598,308	1,520,426,265	1,635,986,977	—	—	199,037,596	199,037,596	445,948
Total		$315,541,685	$1,602,102,232	$1,716,070,438	$—	$—		$201,573,479	$527,954
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp. (a) (b)	119,788	$2,001,657
Hub Group, Inc. Class A	317,272	11,434,483
		13,436,140
AIRLINES — 0.6%
Allegiant Travel Co. (a) (b)	70,071	5,678,554
JetBlue Airways Corp. (a) (b)	1,541,053	6,811,454
SkyWest, Inc. (a)	79,283	7,280,558
Sun Country Airlines Holdings, Inc. (a)	282,949	4,674,317
		24,444,883
AUTO COMPONENTS — 1.9%
Adient PLC (a)	407,429	8,234,140
Dana, Inc.	299,909	10,091,938
Dauch Corp. (a) (b)	1,227,961	7,281,809
Fox Factory Holding Corp. (a) (b)	218,037	3,588,889
Gentherm, Inc. (a)	94,241	2,618,015
LCI Industries (b)	126,730	15,585,255
Patrick Industries, Inc. (b)	95,857	10,646,837
Phinia, Inc.	198,515	13,586,367
Standard Motor Products, Inc.	112,122	3,895,118
		75,528,368
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	147,016	4,556,026
BANKS — 12.2%
Ameris Bancorp	144,626	11,279,382
Atlantic Union Bankshares Corp. (b)	742,517	26,537,558
Banc of California, Inc.	703,042	12,359,478
BancFirst Corp.	41,035	4,452,297
Bank of Hawaii Corp.	208,392	15,473,106
BankUnited, Inc.	204,313	9,226,775
Banner Corp.	178,612	10,838,176
Beacon Financial Corp.	438,940	13,168,200
Capitol Federal Financial, Inc.	622,589	4,439,060
Cathay General Bancorp	351,929	17,547,180
Central Pacific Financial Corp.	137,438	4,392,518
City Holding Co.	23,857	2,851,389
Community Financial System, Inc.	134,271	7,874,994
Customers Bancorp, Inc. (a)	84,436	5,860,703
CVB Financial Corp.	667,355	12,940,013
Dime Community Bancshares, Inc.	212,197	7,176,503
Eagle Bancorp, Inc. (b)	144,249	3,587,473
FB Financial Corp.	117,621	6,109,235
First BanCorp	339,987	7,262,122
First Bancorp/Southern Pines NC (b)	120,824	6,808,432
First Commonwealth Financial Corp.	532,962	9,369,472
First Financial Bancorp	541,882	15,107,670
First Hawaiian, Inc.	642,513	15,831,520
Security Description	Shares	Value
First Interstate BancSystem, Inc. Class A (b)	460,658	$15,385,977
Fulton Financial Corp.	1,002,357	20,387,941
Hanmi Financial Corp.	154,512	4,072,936
Heritage Financial Corp.	214,155	5,568,030
Hilltop Holdings, Inc.	216,825	7,766,671
Hope Bancorp, Inc.	666,944	7,449,764
Independent Bank Corp.	148,012	11,131,983
Lakeland Financial Corp.	68,433	3,926,686
National Bank Holdings Corp. Class A	234,242	9,172,917
NBT Bancorp, Inc.	273,931	11,663,982
Northwest Bancshares, Inc.	759,690	9,640,466
OFG Bancorp	126,185	5,105,445
Park National Corp.	42,719	6,982,421
Provident Financial Services, Inc.	684,103	14,475,619
Renasant Corp.	495,573	17,905,052
S&T Bancorp, Inc.	194,597	8,139,993
Seacoast Banking Corp. of Florida	266,980	8,086,824
ServisFirst Bancshares, Inc.	131,615	9,585,520
Simmons First National Corp. Class A	758,159	14,746,193
Southside Bancshares, Inc.	145,616	4,527,201
Stellar Bancorp, Inc.	133,273	4,879,125
Tompkins Financial Corp.	65,788	5,186,726
Triumph Financial, Inc. (a) (b)	117,589	7,015,360
TrustCo Bank Corp.	56,063	2,454,438
Trustmark Corp.	156,670	6,602,074
United Community Banks, Inc.	631,547	19,887,415
WaFd, Inc.	397,264	12,474,090
Westamerica BanCorp	73,165	3,815,555
WSFS Financial Corp.	130,565	8,546,785
		497,076,445
BEVERAGES — 0.1%
National Beverage Corp. (a)	64,056	2,155,484
BIOTECHNOLOGY — 0.4%
Arcus Biosciences, Inc. (a)	168,961	3,649,558
Sarepta Therapeutics, Inc. (a)	221,169	4,812,637
Vir Biotechnology, Inc. (a)	360,479	3,229,892
Xencor, Inc. (a)	372,084	4,487,333
		16,179,420
BROADLINE RETAIL — 0.2%
Kohl's Corp. (b)	583,645	7,529,021
BUILDING PRODUCTS — 1.5%
American Woodmark Corp. (a)	78,163	3,113,232
Apogee Enterprises, Inc.	115,352	3,868,906
CSW Industrials, Inc. (b)	35,965	9,371,760
Gibraltar Industries, Inc. (a) (b)	153,783	6,131,328
Griffon Corp.	83,476	6,067,036
Hayward Holdings, Inc. (a)	539,735	7,221,654
Insteel Industries, Inc.	101,290	3,404,357
Masterbrand, Inc. (a)	660,298	5,487,077
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Quanex Building Products Corp. (b)	244,735	$4,397,888
Resideo Technologies, Inc. (a)	317,392	10,699,284
		59,762,522
CAPITAL MARKETS — 1.7%
Artisan Partners Asset Management, Inc. Class A	168,734	6,140,230
BGC Group, Inc. Class A	774,549	7,575,089
Cohen & Steers, Inc.	77,464	4,845,373
Donnelley Financial Solutions, Inc. (a)	78,945	3,721,467
MarketAxess Holdings, Inc.	89,579	14,778,744
Moelis & Co. Class A	165,457	9,431,049
Piper Sandler Cos.	161,566	12,367,877
Victory Capital Holdings, Inc. Class A	86,484	5,662,973
Virtus Investment Partners, Inc.	33,078	4,444,029
		68,966,831
CHEMICALS — 5.2%
Balchem Corp.	69,571	11,790,893
Celanese Corp.	573,520	37,720,410
Chemours Co.	785,015	17,293,880
Eastman Chemical Co. (b)	597,556	45,605,474
Element Solutions, Inc.	595,693	20,336,959
FMC Corp. (b)	649,553	11,185,303
Hawkins, Inc.	35,913	5,516,237
HB Fuller Co.	284,473	17,546,295
Ingevity Corp. (a)	80,541	5,736,935
Innospec, Inc.	128,815	9,406,071
Koppers Holdings, Inc.	102,298	3,956,887
Minerals Technologies, Inc.	163,016	11,561,095
Quaker Chemical Corp. (b)	71,195	8,844,555
Stepan Co.	111,954	5,595,461
		212,096,455
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	306,924	11,822,712
CoreCivic, Inc. (a)	524,026	9,909,332
Deluxe Corp. (b)	234,297	6,452,539
GEO Group, Inc. (a) (b)	716,065	12,037,053
HNI Corp.	363,199	12,127,215
Interface, Inc. (b)	138,985	3,463,506
MillerKnoll, Inc.	355,247	5,136,872
Pitney Bowes, Inc. (b)	420,979	4,651,818
UniFirst Corp.	44,897	11,295,636
Vestis Corp. (a) (b)	584,591	4,594,885
		81,491,568
COMMUNICATIONS EQUIPMENT — 0.4%
Extreme Networks, Inc. (a)	250,613	3,779,244
Harmonic, Inc. (a)	584,455	5,248,406
NetScout Systems, Inc. (a)	167,950	5,339,130
		14,366,780
CONSTRUCTION & ENGINEERING — 0.4%
Arcosa, Inc.	92,482	9,816,040
Security Description	Shares	Value
WillScot Holdings Corp. (b)	454,245	$7,885,693
		17,701,733
CONSUMER FINANCE — 0.9%
Bread Financial Holdings, Inc. (b)	231,007	17,300,114
Encore Capital Group, Inc. (a) (b)	115,989	8,133,149
Navient Corp. (b)	346,129	2,831,335
PRA Group, Inc. (a)	203,493	3,561,128
PROG Holdings, Inc.	205,903	5,907,357
World Acceptance Corp. (a) (b)	5,432	733,537
		38,466,620
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Andersons, Inc.	175,973	12,631,342
Grocery Outlet Holding Corp. (a) (b)	531,320	3,745,806
United Natural Foods, Inc. (a)	319,076	14,377,564
		30,754,712
CONTAINERS & PACKAGING — 0.5%
O-I Glass, Inc. (a) (b)	792,356	8,327,662
Sealed Air Corp.	308,544	12,974,275
		21,301,937
DISTRIBUTORS — 1.0%
LKQ Corp. (b)	1,340,533	39,371,454
DIVERSIFIED CONSUMER SERVICES — 1.3%
ADT, Inc.	1,782,789	11,712,924
Matthews International Corp. Class A (b)	162,265	4,189,682
Mister Car Wash, Inc. (a) (b)	525,307	3,661,390
Perdoceo Education Corp.	114,383	4,256,191
Strategic Education, Inc.	121,684	10,094,905
Stride, Inc. (a) (b)	220,098	19,406,041
		53,321,133
DIVERSIFIED REITs — 0.6%
American Assets Trust, Inc. REIT	253,353	4,664,229
Essential Properties Realty Trust, Inc. REIT (b)	362,706	11,011,754
Global Net Lease, Inc. REIT	1,032,511	9,664,303
		25,340,286
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cogent Communications Holdings, Inc. (b)	116,470	2,194,295
Iridium Communications, Inc.	213,166	5,913,225
Lumen Technologies, Inc. (a)	2,717,968	18,889,877
Shenandoah Telecommunications Co. (b)	237,747	3,666,059
		30,663,456
ELECTRIC UTILITIES — 0.8%
Hawaiian Electric Industries, Inc. (a) (b)	904,009	13,415,494
MGE Energy, Inc.	95,100	7,350,279
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Otter Tail Corp.	120,661	$10,590,416
		31,356,189
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Benchmark Electronics, Inc.	186,883	10,476,661
CTS Corp.	84,806	4,050,335
ePlus, Inc.	52,057	3,917,289
Insight Enterprises, Inc. (a)	162,350	10,879,073
Itron, Inc. (a) (b)	85,752	7,685,952
Knowles Corp. (a) (b)	190,244	4,885,466
Napco Security Technologies, Inc.	65,748	2,589,814
PC Connection, Inc.	59,285	3,465,801
Plexus Corp. (a)	78,510	15,901,415
Ralliant Corp.	283,598	11,794,841
Rogers Corp. (a)	87,014	9,339,213
ScanSource, Inc. (a)	103,071	3,741,477
Vishay Intertechnology, Inc.	646,720	11,640,960
		100,368,297
ENERGY EQUIPMENT & SERVICES — 2.7%
Atlas Energy Solutions, Inc. (b)	400,289	5,251,792
Bristow Group, Inc.	131,022	6,143,622
Cactus, Inc. Class A	132,632	6,282,778
Core Laboratories, Inc. (b)	242,804	4,076,679
Helix Energy Solutions Group, Inc. (a)	711,699	7,038,703
Helmerich & Payne, Inc.	266,727	9,610,174
Innovex International, Inc. (a) (b)	120,856	2,947,678
Liberty Energy, Inc.	848,643	24,440,918
Noble Corp. PLC (b)	309,593	15,191,728
Oceaneering International, Inc. (a)	212,762	7,546,668
Patterson-UTI Energy, Inc.	1,808,977	19,591,221
RPC, Inc. (b)	480,080	3,398,966
		111,520,927
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc.	209,530	5,975,796
FINANCIAL SERVICES — 2.6%
Enact Holdings, Inc. (b)	69,444	2,834,010
HA Sustainable Infrastructure Capital, Inc. (b)	381,039	14,003,183
Jackson Financial, Inc. Class A	370,901	39,211,654
Merchants Bancorp (b)	152,844	6,558,536
NCR Atleos Corp. (a)	146,194	6,371,134
Payoneer Global, Inc. (a)	530,298	2,561,339
Radian Group, Inc.	354,751	11,735,163
Walker & Dunlop, Inc.	177,221	7,865,068
Western Union Co. (b)	1,664,549	14,531,513
		105,671,600
FOOD PRODUCTS — 1.5%
Fresh Del Monte Produce, Inc.	171,543	6,906,321
Freshpet, Inc. (a)	94,049	5,545,129
J&J Snack Foods Corp.	79,135	6,273,032
John B Sanfilippo & Son, Inc.	47,382	3,758,814
Security Description	Shares	Value
Lamb Weston Holdings, Inc. (b)	727,324	$30,736,712
Simply Good Foods Co. (a) (b)	443,186	6,359,719
		59,579,727
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	49,202	6,217,657
MDU Resources Group, Inc.	1,070,375	22,178,170
Northwest Natural Holding Co.	101,620	5,408,216
		33,804,043
GROUND TRANSPORTATION — 1.2%
ArcBest Corp. (b)	117,084	11,516,382
Heartland Express, Inc. (b)	250,154	2,601,602
Hertz Global Holdings, Inc. (a) (b)	218,648	1,007,967
Marten Transport Ltd.	302,008	3,965,365
RXO, Inc. (a) (b)	859,879	12,571,431
Schneider National, Inc. Class B (b)	259,341	6,836,229
Werner Enterprises, Inc.	311,329	9,156,186
		47,655,162
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Avanos Medical, Inc. (a)	242,319	3,394,889
CONMED Corp. (b)	161,252	5,701,871
Embecta Corp. (b)	320,136	2,830,002
Enovis Corp. (a) (b)	297,587	6,770,104
Glaukos Corp. (a)	92,615	9,970,931
ICU Medical, Inc. (a) (b)	66,794	8,626,445
Integer Holdings Corp. (a) (b)	183,477	16,145,976
Integra LifeSciences Holdings Corp. (a) (b)	349,784	3,294,965
Merit Medical Systems, Inc. (a)	114,136	7,867,394
Neogen Corp. (a) (b)	1,139,161	10,582,806
Omnicell, Inc. (a)	233,408	7,791,159
QuidelOrtho Corp. (a) (b)	353,630	5,810,141
STAAR Surgical Co. (a) (b)	131,735	2,463,445
Tandem Diabetes Care, Inc. (a) (b)	155,616	2,983,159
Teleflex, Inc.	231,421	27,680,266
		121,913,553
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	483,185	11,301,697
AdaptHealth Corp. (a) (b)	558,747	6,649,089
Addus HomeCare Corp. (a)	33,156	3,105,059
AMN Healthcare Services, Inc. (a)	200,413	3,675,575
Astrana Health, Inc. (a) (b)	224,683	5,509,227
Concentra Group Holdings Parent, Inc.	310,078	6,651,173
CorVel Corp. (a)	63,740	3,483,391
Molina Healthcare, Inc. (a)	269,716	35,953,143
NeoGenomics, Inc. (a)	293,683	2,179,128
RadNet, Inc. (a) (b)	130,453	7,291,018
Select Medical Holdings Corp.	572,985	9,333,926
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
U.S. Physical Therapy, Inc. (b)	42,059	$3,152,743
		98,285,169
HEALTH CARE REITs — 0.4%
LTC Properties, Inc. REIT	102,031	3,791,472
Medical Properties Trust, Inc. REIT (b)	2,583,087	11,959,693
Universal Health Realty Income Trust REIT	29,460	1,192,246
		16,943,411
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a) (b)	323,440	1,843,608
HealthStream, Inc.	63,637	1,317,922
		3,161,530
HOTEL & RESORT REITs — 1.0%
Apple Hospitality REIT, Inc. (b)	1,152,224	13,262,098
DiamondRock Hospitality Co. REIT	541,127	5,070,360
Pebblebrook Hotel Trust REIT (b)	590,924	7,463,370
Sunstone Hotel Investors, Inc. REIT	987,458	8,896,997
Xenia Hotels & Resorts, Inc. REIT	274,412	4,069,530
		38,762,355
HOTELS, RESTAURANTS & LEISURE — 2.3%
BJ's Restaurants, Inc. (a) (b)	62,084	2,179,148
Caesars Entertainment, Inc. (a)	1,068,957	28,252,534
Cheesecake Factory, Inc. (b)	112,209	6,143,443
Cracker Barrel Old Country Store, Inc. (b)	116,500	3,274,815
Golden Entertainment, Inc.	107,420	2,867,040
Life Time Group Holdings, Inc. (a)	221,843	5,976,450
Marriott Vacations Worldwide Corp. (b)	145,058	9,446,177
Papa John's International, Inc. (b)	90,773	2,941,953
Penn Entertainment, Inc. (a)	662,223	9,953,212
Pursuit Attractions & Hospitality, Inc. (a)	115,253	4,221,717
Sabre Corp. (a) (b)	2,062,931	2,991,250
Six Flags Entertainment Corp. (a) (b)	290,718	5,160,244
United Parks & Resorts, Inc. (a) (b)	69,134	2,257,916
Wendy's Co. (b)	822,668	5,717,543
		91,383,442
HOUSEHOLD DURABLES — 3.4%
Century Communities, Inc.	131,451	7,542,658
Champion Homes, Inc. (a)	156,435	11,634,071
Dream Finders Homes, Inc. Class A (a) (b)	153,505	2,136,790
Ethan Allen Interiors, Inc.	126,713	2,820,631
Green Brick Partners, Inc. (a)	68,314	4,402,837
Security Description	Shares	Value
La-Z-Boy, Inc. (b)	214,621	$6,897,919
Leggett & Platt, Inc.	704,676	6,962,199
LGI Homes, Inc. (a)	105,929	4,187,373
M/I Homes, Inc. (a)	136,939	16,768,181
Meritage Homes Corp.	349,871	21,636,023
Mohawk Industries, Inc. (a) (b)	271,913	26,772,554
Newell Brands, Inc.	2,180,538	7,479,245
Tri Pointe Homes, Inc. (a)	442,442	20,675,315
		139,915,796
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	44,403	1,632,699
Central Garden & Pet Co. Class A (a)	265,279	8,600,345
Energizer Holdings, Inc. (b)	317,350	5,210,887
Reynolds Consumer Products, Inc.	161,012	3,410,234
WD-40 Co.	28,800	5,873,472
		24,727,637
INDUSTRIAL REITs — 0.6%
Innovative Industrial Properties, Inc. REIT (b)	145,783	7,312,475
LXP Industrial Trust REIT	144,451	6,682,303
Terreno Realty Corp. REIT	163,727	10,056,113
		24,050,891
INSURANCE — 2.4%
AMERISAFE, Inc.	54,403	1,813,252
Assured Guaranty Ltd.	108,136	8,810,921
Employers Holdings, Inc. (b)	117,110	4,817,905
Genworth Financial, Inc. (a)	2,091,566	16,983,516
Goosehead Insurance, Inc. Class A (a) (b)	43,960	1,875,334
Horace Mann Educators Corp.	104,794	4,472,608
Kemper Corp.	305,252	9,328,501
Lincoln National Corp.	885,356	31,430,138
ProAssurance Corp. (a)	134,762	3,331,317
Safety Insurance Group, Inc.	39,008	2,833,541
Stewart Information Services Corp.	157,146	9,677,051
Trupanion, Inc. (a) (b)	63,457	1,625,134
United Fire Group, Inc.	62,076	2,300,536
		99,299,754
INTERACTIVE MEDIA & SERVICES — 1.9%
Cargurus, Inc. (a) (b)	211,333	7,195,889
IAC, Inc. (a) (b)	341,388	13,665,762
Match Group, Inc.	1,236,369	37,968,892
QuinStreet, Inc. (a)	114,035	1,369,560
Shutterstock, Inc. (b)	134,776	2,238,629
Yelp, Inc. (a) (b)	128,070	3,168,452
Ziff Davis, Inc. (a) (b)	205,410	8,619,004
ZoomInfo Technologies, Inc. (a) (b)	588,775	3,520,874
		77,747,062
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 0.5%
ASGN, Inc. (a) (b)	222,137	$8,598,923
DXC Technology Co. (a)	889,031	11,175,120
Grid Dynamics Holdings, Inc. (a)	364,510	2,077,707
		21,851,750
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Callaway Golf Co. (a) (b)	272,043	3,775,957
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a) (b)	88,141	1,862,419
BioLife Solutions, Inc. (a) (b)	107,881	2,058,370
Cytek Biosciences, Inc. (a) (b)	218,214	953,595
Fortrea Holdings, Inc. (a) (b)	481,457	4,535,325
		9,409,709
MACHINERY — 2.9%
Alamo Group, Inc. (b)	56,057	9,247,723
Albany International Corp. Class A	149,267	7,793,230
Astec Industries, Inc.	63,601	3,424,278
Enerpac Tool Group Corp.	110,037	4,013,049
Franklin Electric Co., Inc.	89,571	8,255,759
Gates Industrial Corp. PLC (a)	611,551	13,827,168
Greenbrier Cos., Inc.	160,608	8,456,011
Kadant, Inc. (b)	30,007	8,772,546
Kennametal, Inc. (b)	399,074	14,418,544
Lindsay Corp. (b)	54,415	6,479,194
Mueller Water Products, Inc. Class A	284,701	7,826,431
Tennant Co.	55,871	3,709,834
Titan International, Inc. (a) (b)	262,550	1,814,221
Trinity Industries, Inc.	419,934	13,513,476
Worthington Enterprises, Inc. (b)	87,833	4,579,613
		116,131,077
MARINE — 0.7%
Matson, Inc.	163,327	26,775,828
MEDIA — 1.1%
Cable One, Inc. (a) (b)	25,277	2,305,515
DoubleVerify Holdings, Inc. (a)	286,456	2,721,332
John Wiley & Sons, Inc. Class A (b)	209,608	7,986,065
Scholastic Corp. (b)	119,323	4,660,757
Versant Media Group, Inc. (a)	761,311	28,183,733
		45,857,402
METALS & MINING — 1.4%
Alpha Metallurgical Resources, Inc. (a)	56,534	11,604,734
Century Aluminum Co. (a)	108,058	6,341,924
Kaiser Aluminum Corp.	84,044	10,128,142
Materion Corp.	48,576	7,026,518
Metallus, Inc. (a)	196,118	3,204,568
Warrior Met Coal, Inc.	156,885	14,613,838
Worthington Steel, Inc.	169,313	5,138,650
		58,058,374
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.8%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	682,743	$7,209,766
Arbor Realty Trust, Inc. REIT (b)	1,017,965	7,848,510
Blackstone Mortgage Trust, Inc. Class A REIT (b)	830,683	15,907,579
Franklin BSP Realty Trust, Inc. REIT (b)	425,269	3,610,534
Redwood Trust, Inc. REIT (b)	649,064	3,641,249
Rithm Capital Corp. REIT (b)	2,911,175	27,597,939
Two Harbors Investment Corp. REIT (b)	545,635	6,231,152
		72,046,729
MULTI-UTILITIES — 0.3%
Avista Corp.	224,296	9,003,242
Unitil Corp.	96,080	5,019,219
		14,022,461
OFFICE REITs — 1.0%
Douglas Emmett, Inc. REIT (b)	870,833	8,203,247
Easterly Government Properties, Inc. REIT	227,880	4,883,468
Highwoods Properties, Inc. REIT	575,767	12,327,171
JBG SMITH Properties REIT (b)	131,270	1,917,855
SL Green Realty Corp. REIT (b)	372,700	13,767,538
		41,099,279
OIL, GAS & CONSUMABLE FUELS — 5.5%
California Resources Corp.	411,471	28,482,023
Comstock Resources, Inc. (a) (b)	179,688	3,787,823
Core Natural Resources, Inc.	268,386	28,108,066
Crescent Energy Co. Class A (b)	1,272,655	17,180,843
CVR Energy, Inc. (a)	81,976	2,758,492
Dorian LPG Ltd.	191,294	6,542,255
Kinetik Holdings, Inc. (b)	123,098	5,959,174
Magnolia Oil & Gas Corp. Class A	947,261	29,905,030
Northern Oil & Gas, Inc. (b)	546,363	15,970,191
Par Pacific Holdings, Inc. (a)	135,988	8,518,288
Peabody Energy Corp.	636,800	20,982,560
REX American Resources Corp. (a)	49,183	2,241,269
SM Energy Co.	1,185,473	36,963,048
Talos Energy, Inc. (a)	658,816	10,382,940
World Kinect Corp.	289,178	6,671,336
		224,453,338
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	172,271	7,276,727
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co. (b)	249,363	5,321,406
Interparfums, Inc. (b)	42,464	3,857,430
		9,178,836
PHARMACEUTICALS — 1.1%
Amneal Pharmaceuticals, Inc. (a)	353,875	4,398,666
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Amphastar Pharmaceuticals, Inc. (a) (b)	90,587	$1,774,599
Innoviva, Inc. (a)	155,845	3,631,189
Organon & Co.	1,351,955	8,098,210
Perrigo Co. PLC	716,026	7,690,119
Prestige Consumer Healthcare, Inc. (a) (b)	247,825	14,688,588
Supernus Pharmaceuticals, Inc. (a)	92,592	4,786,081
		45,067,452
PROFESSIONAL SERVICES — 2.4%
Amentum Holdings, Inc. (a) (b)	804,806	20,989,341
Insperity, Inc. (b)	186,874	5,053,073
Korn Ferry (b)	273,395	17,210,215
Legalzoom.com, Inc. (a)	137,414	779,137
ManpowerGroup, Inc.	240,984	7,099,389
Paycom Software, Inc. (b)	255,915	31,103,909
Robert Half, Inc. (b)	520,460	13,219,684
		95,454,748
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Cushman & Wakefield Ltd. (a)	1,212,956	14,870,840
eXp World Holdings, Inc. (b)	492,138	2,947,907
Kennedy-Wilson Holdings, Inc. (b)	624,301	6,754,937
Marcus & Millichap, Inc. (b)	124,338	3,306,147
		27,879,831
RESIDENTIAL REITs — 0.2%
Centerspace REIT	45,381	2,607,138
NexPoint Residential Trust, Inc. REIT	65,575	1,639,375
Veris Residential, Inc. REIT	232,815	4,393,219
		8,639,732
RETAIL REITs — 1.4%
Acadia Realty Trust REIT (b)	686,269	13,121,463
Getty Realty Corp. REIT (b)	143,592	4,566,226
Macerich Co. REIT	643,791	12,167,650
Phillips Edison & Co., Inc. REIT	276,674	10,353,141
Saul Centers, Inc. REIT	30,507	993,918
Tanger, Inc. REIT	203,643	6,919,789
Urban Edge Properties REIT	340,787	6,808,924
Whitestone REIT	122,922	1,985,191
		56,916,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Alpha & Omega Semiconductor Ltd. (a)	134,658	2,984,021
Axcelis Technologies, Inc. (a)	57,534	5,355,265
Cohu, Inc. (a)	242,856	7,436,251
Diodes, Inc. (a)	240,241	16,398,851
Enphase Energy, Inc. (a)	685,364	25,913,613
Ichor Holdings Ltd. (a)	179,079	8,346,872
Kulicke & Soffa Industries, Inc.	274,039	18,009,843
MaxLinear, Inc. (a)	241,439	4,198,624
Security Description	Shares	Value
Penguin Solutions, Inc. (a) (b)	135,780	$2,389,728
Photronics, Inc. (a)	309,333	12,500,147
Power Integrations, Inc. (b)	290,635	14,880,512
Qorvo, Inc. (a)	163,454	12,651,340
Semtech Corp. (a)	145,434	11,182,420
SolarEdge Technologies, Inc. (a) (b)	127,646	6,516,328
Ultra Clean Holdings, Inc. (a)	237,696	14,779,937
Veeco Instruments, Inc. (a)	153,951	5,212,781
		168,756,533
SOFTWARE — 1.5%
A10 Networks, Inc.	127,053	2,937,465
ACI Worldwide, Inc. (a)	182,374	7,479,158
Alarm.com Holdings, Inc. (a)	109,163	4,714,750
Box, Inc. Class A (a)	260,958	6,169,047
Cleanspark, Inc. (a) (b)	559,267	4,759,362
MARA Holdings, Inc. (a) (b)	885,132	7,222,677
N-able, Inc. (a)	204,334	954,240
NCR Voyix Corp. (a) (b)	721,604	4,567,753
Progress Software Corp. (a)	73,362	1,881,735
Q2 Holdings, Inc. (a)	120,247	5,687,683
RingCentral, Inc. Class A (b)	161,792	6,017,045
SPS Commerce, Inc. (a)	78,623	4,376,943
Teradata Corp. (a)	208,628	5,347,136
		62,114,994
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT	304,731	7,206,888
Millrose Properties, Inc. REIT	328,677	9,202,956
Outfront Media, Inc. REIT	242,301	6,420,977
Safehold, Inc. REIT (b)	239,640	3,242,329
		26,073,150
SPECIALTY RETAIL — 4.5%
Academy Sports & Outdoors, Inc. (b)	349,247	19,714,993
Advance Auto Parts, Inc. (b)	314,371	16,583,070
American Eagle Outfitters, Inc.	475,550	7,941,685
Asbury Automotive Group, Inc. (a) (b)	101,803	19,893,324
Buckle, Inc.	62,925	3,168,903
CarMax, Inc. (a)	742,630	30,878,555
Group 1 Automotive, Inc.	61,775	20,424,668
MarineMax, Inc. (a) (b)	103,384	2,797,571
Monro, Inc. (b)	164,318	2,635,661
Sally Beauty Holdings, Inc. (a)	504,735	6,990,580
Signet Jewelers Ltd. (b)	213,090	18,035,938
Sonic Automotive, Inc. Class A (b)	79,602	5,458,309
Upbound Group, Inc.	271,535	4,901,207
Victoria's Secret & Co. (a) (b)	420,336	19,486,777
Winmark Corp.	6,904	2,951,805
		181,863,046
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Corsair Gaming, Inc. (a) (b)	256,746	$1,424,940
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	189,620	6,780,811
G-III Apparel Group Ltd.	193,336	5,355,407
Kontoor Brands, Inc.	122,326	8,598,294
Oxford Industries, Inc. (b)	76,528	2,947,093
Steven Madden Ltd.	166,477	5,646,900
Under Armour, Inc. Class A (a) (b)	982,935	5,809,146
Under Armour, Inc. Class C (a) (b)	639,854	3,704,755
Wolverine World Wide, Inc.	426,480	6,960,154
		45,802,560
TOBACCO — 0.2%
Universal Corp. (b)	129,731	6,836,824
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	237,178	15,402,339
Boise Cascade Co.	193,996	14,714,597
DNOW, Inc. (a)	972,309	11,580,200
Rush Enterprises, Inc. Class A	317,551	20,993,297
		62,690,433
WATER UTILITIES — 0.7%
American States Water Co.	70,543	5,334,462
California Water Service Group	161,177	7,307,765
H2O America (b)	195,617	11,476,849
Middlesex Water Co. (b)	45,441	2,365,204
		26,484,280
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems, Inc.	514,657	21,667,060
TOTAL COMMON STOCKS (Cost $4,065,299,772)		4,054,242,967
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	4,160,587	$4,160,587
State Street Navigator Securities Lending Portfolio II (e) (f)	211,672,871	211,672,871
TOTAL SHORT-TERM INVESTMENTS (Cost $215,833,458)		215,833,458
TOTAL INVESTMENTS — 105.1% (Cost $4,281,133,230)		4,270,076,425
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(207,772,640)
NET ASSETS — 100.0%		$4,062,303,785

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,054,242,967	$—	$—	$4,054,242,967
Short-Term Investments	215,833,458	—	—	215,833,458
TOTAL INVESTMENTS	$4,270,076,425	$—	$—	$4,270,076,425
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,043,241	$3,043,241	$200,405,497	$199,288,151	$—	$—	4,160,587	$4,160,587	$151,409
State Street Navigator Securities Lending Portfolio II	320,824,963	320,824,963	1,859,411,183	1,968,563,275	—	—	211,672,871	211,672,871	732,642
Total		$323,868,204	$2,059,816,680	$2,167,851,426	$—	$—		$215,833,458	$884,051
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 100.0%
AAR Corp. (a)	1,050,122	$114,946,355
AeroVironment, Inc. (a) (b)	920,149	168,433,274
Archer Aviation, Inc. Class A (a) (b)	29,726,683	153,686,951
Astronics Corp. (a) (c)	1,652,629	110,279,933
ATI, Inc. (a)	1,213,834	176,564,294
Axon Enterprise, Inc. (a)	369,308	156,841,415
Beta Technologies, Inc. Class A (a)	1,448,028	21,286,012
Boeing Co. (a)	892,772	177,688,411
BWX Technologies, Inc.	975,316	199,442,369
Cadre Holdings, Inc. (b)	756,066	23,196,105
Carpenter Technology Corp.	468,326	184,590,693
Curtiss-Wright Corp.	275,987	187,980,265
Ducommun, Inc. (a)	350,514	42,762,708
FTAI Aviation Ltd.	735,419	180,177,655
General Dynamics Corp.	540,180	185,400,580
General Electric Co.	587,859	166,816,748
HEICO Corp.	622,938	170,809,600
Hexcel Corp. (b)	2,258,568	182,785,908
Howmet Aerospace, Inc.	759,557	175,047,506
Huntington Ingalls Industries, Inc.	462,032	175,525,957
Intuitive Machines, Inc. (a) (b)	4,764,995	88,438,307
Karman Holdings, Inc. (a) (b)	1,823,184	145,945,879
Kratos Defense & Security Solutions, Inc. (a) (b)	2,149,602	151,568,437
L3Harris Technologies, Inc.	524,743	181,115,046
Leonardo DRS, Inc.	2,767,240	123,197,525
Loar Holdings, Inc. (a) (b)	1,707,392	97,816,488
Lockheed Martin Corp.	294,306	177,875,603
Mercury Systems, Inc. (a) (b)	1,724,145	125,707,412
Moog, Inc. Class A	559,149	163,629,363
National Presto Industries, Inc.	177,997	24,396,269
Northrop Grumman Corp.	260,704	177,862,697
Red Cat Holdings, Inc. (a) (b)	3,593,371	47,037,226
Redwire Corp. (a) (b)	3,531,271	30,015,804
Rocket Lab Corp. (a)	2,656,234	170,583,347
RTX Corp.	922,236	177,899,324
StandardAero, Inc. (a) (b)	6,675,190	172,420,158
Textron, Inc.	2,049,349	179,440,998
Security Description	Shares	Value
TransDigm Group, Inc.	151,901	$176,047,183
V2X, Inc. (a)	964,459	66,065,442
VSE Corp. (b)	840,544	154,996,314
Woodward, Inc.	495,303	177,278,850
TOTAL COMMON STOCKS (Cost $5,283,828,209)		5,763,600,411
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	5,013,356	5,013,356
State Street Navigator Securities Lending Portfolio II (f) (g)	163,714,601	163,714,601
TOTAL SHORT-TERM INVESTMENTS (Cost $168,727,957)		168,727,957
TOTAL INVESTMENTS — 102.9% (Cost $5,452,556,166)		5,932,328,368
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(165,022,707)
NET ASSETS — 100.0%		$5,767,305,661

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
This security is an affiliated investment as a result of the
Fund owning 5% or more of the entity’s outstanding shares.
Amounts related to these transactions during the period
ended March 31, 2026 are shown in the Affiliate Table
below.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,763,600,411	$—	$—	$5,763,600,411
Short-Term Investments	168,727,957	—	—	168,727,957
TOTAL INVESTMENTS	$5,932,328,368	$—	$—	$5,932,328,368
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
Astronics Corp.	846,397	$28,337,372	$66,568,118	$15,708,386	$7,620,473	$23,462,356	1,652,629	$110,279,933	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,021,423	3,021,423	120,714,711	118,722,778	—	—	5,013,356	5,013,356	131,213
State Street Navigator Securities Lending Portfolio II	195,032,392	195,032,392	2,870,791,913	2,902,109,704	—	—	163,714,601	163,714,601	755,928
Total		$226,391,187	$3,058,074,742	$3,036,540,868	$7,620,473	$23,462,356		$279,007,890	$887,141
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 2.0%
Bank of New York Mellon Corp.	109,331	$12,969,937
Northern Trust Corp.	90,878	12,683,842
		25,653,779
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE — 6.9%
Essent Group Ltd.	222,461	13,000,621
MGIC Investment Corp.	494,777	12,987,896
NMI Holdings, Inc. (a)	345,703	12,967,320
PennyMac Financial Services, Inc.	146,090	12,768,266
Radian Group, Inc.	392,545	12,985,389
Rocket Cos., Inc. Class A (a)	845,204	12,044,157
Walker & Dunlop, Inc.	271,346	12,042,335
		88,795,984
DIVERSIFIED BANKS — 9.1%
Bank of America Corp.	263,908	12,865,515
Citigroup, Inc.	117,271	13,299,704
Fifth Third Bancorp	284,174	13,202,724
First Citizens BancShares, Inc. Class A (b)	6,889	12,983,423
JPMorgan Chase & Co.	44,535	13,100,416
KeyCorp	651,645	13,065,482
PNC Financial Services Group, Inc.	62,268	12,957,348
U.S. Bancorp	245,162	12,750,876
Wells Fargo & Co.	166,556	13,259,523
		117,485,011
OTHER DIVERSIFIED FINANCIAL SERVICES — 5.0%
Apollo Global Management, Inc.	120,686	13,446,834
Corebridge Financial, Inc.	545,350	13,012,051
Equitable Holdings, Inc.	334,854	12,426,432
Jackson Financial, Inc. Class A	119,436	12,626,774
Voya Financial, Inc.	193,164	13,196,964
		64,709,055
REGIONAL BANKS — 76.8%
Ameris Bancorp	169,398	13,211,350
Associated Banc-Corp.	516,531	13,357,492
Atlantic Union Bankshares Corp. (b)	366,900	13,113,006
Axos Financial, Inc. (a)	148,806	12,661,903
Banc of California, Inc.	763,099	13,415,280
BancFirst Corp.	111,265	12,072,253
Bancorp, Inc. (a)	242,838	13,047,686
Bank of Hawaii Corp.	173,296	12,867,228
Bank OZK	291,416	13,373,080
Security Description	Shares	Value
BankUnited, Inc.	291,549	$13,166,353
Banner Corp.	217,031	13,169,441
Beacon Financial Corp.	448,191	13,445,730
BOK Financial Corp.	102,107	13,075,822
Cathay General Bancorp	268,220	13,373,449
Citizens Financial Group, Inc.	218,848	13,124,315
Columbia Banking System, Inc.	478,327	13,120,510
Commerce Bancshares, Inc.	265,110	13,043,412
Community Financial System, Inc.	222,228	13,033,672
Cullen/Frost Bankers, Inc.	95,988	13,158,035
Customers Bancorp, Inc. (a)	192,150	13,337,131
CVB Financial Corp. (b)	680,745	13,199,646
East West Bancorp, Inc. (b)	121,154	12,934,401
Eastern Bankshares, Inc.	675,004	13,203,078
Enterprise Financial Services Corp.	170,121	9,205,247
FB Financial Corp.	247,628	12,861,798
First BanCorp	632,649	13,513,383
First Bancorp/Southern Pines NC (b)	205,756	11,594,351
First Busey Corp.	431,999	10,916,615
First Financial Bancorp (b)	475,132	13,246,680
First Financial Bankshares, Inc.	428,543	12,620,591
First Hawaiian, Inc.	533,089	13,135,313
First Horizon Corp.	566,585	12,895,475
First Interstate BancSystem, Inc. Class A (b)	379,290	12,668,286
First Merchants Corp.	304,762	11,803,432
Flagstar Bank NA	1,034,315	13,621,929
FNB Corp. (b)	789,448	13,199,571
Fulton Financial Corp. (b)	642,168	13,061,697
Glacier Bancorp, Inc. (b)	285,376	12,747,746
Hancock Whitney Corp.	204,649	13,013,630
Hilltop Holdings, Inc.	357,461	12,804,253
Home BancShares, Inc.	486,506	13,101,607
Huntington Bancshares, Inc.	818,722	12,812,999
Independent Bank Corp.	169,983	12,784,421
International Bancshares Corp.	191,031	12,854,476
Lakeland Financial Corp.	157,587	9,042,342
M&T Bank Corp.	63,013	13,026,047
NBT Bancorp, Inc.	200,609	8,541,931
Nicolet Bankshares, Inc.	85,099	12,647,413
OFG Bancorp	262,746	10,630,703
Old National Bancorp (b)	585,229	12,933,561
Park National Corp.	58,720	9,597,784
Pathward Financial, Inc.	143,778	12,829,311
Pinnacle Financial Partners, Inc.	150,415	12,956,748
Popular, Inc.	99,378	13,333,546
Prosperity Bancshares, Inc.	194,513	13,067,383
Provident Financial Services, Inc.	624,017	13,204,200
Regions Financial Corp.	488,547	12,760,848
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Renasant Corp.	352,945	$12,751,903
Seacoast Banking Corp. of Florida	418,596	12,679,273
ServisFirst Bancshares, Inc.	173,014	12,600,610
Simmons First National Corp. Class A	670,058	13,032,628
Southstate Bank Corp.	139,562	12,912,276
Stock Yards Bancorp, Inc.	125,766	8,337,028
Texas Capital Bancshares, Inc. (a)	140,836	13,362,520
Triumph Financial, Inc. (a) (b)	224,253	13,378,934
Truist Financial Corp.	280,500	12,894,585
Trustmark Corp.	278,201	11,723,390
UMB Financial Corp.	114,605	12,926,298
United Bankshares, Inc.	324,913	13,457,896
United Community Banks, Inc.	420,519	13,242,143
Valley National Bancorp	1,073,329	13,180,480
WaFd, Inc.	417,639	13,113,865
Webster Financial Corp.	186,198	12,925,865
WesBanco, Inc.	386,386	13,326,453
Western Alliance Bancorp	183,978	13,034,841
Wintrust Financial Corp.	95,083	13,210,832
WSFS Financial Corp.	204,746	13,402,673
Zions Bancorp NA	233,451	13,451,447
		989,485,530
TOTAL COMMON STOCKS (Cost $1,342,754,223)		1,286,129,359
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	1,053,849	1,053,849
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	20,819,583	$20,819,583
TOTAL SHORT-TERM INVESTMENTS (Cost $21,873,432)		21,873,432
TOTAL INVESTMENTS — 101.5% (Cost $1,364,627,655)		1,308,002,791
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(18,965,889)
NET ASSETS — 100.0%		$1,289,036,902

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,286,129,359	$—	$—	$1,286,129,359
Short-Term Investments	21,873,432	—	—	21,873,432
TOTAL INVESTMENTS	$1,308,002,791	$—	$—	$1,308,002,791
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,368,223	$1,368,223	$49,104,748	$49,419,122	$—	$—	1,053,849	$1,053,849	$43,042
State Street Navigator Securities Lending Portfolio II	35,754,066	35,754,066	620,759,310	635,693,793	—	—	20,819,583	20,819,583	215,025
Total		$37,122,289	$669,864,058	$685,112,915	$—	$—		$21,873,432	$258,067
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
4D Molecular Therapeutics, Inc. (a) (b)	1,380,384	$12,851,375
AbbVie, Inc.	389,383	84,686,909
Absci Corp. (a) (b)	4,658,729	13,976,187
ACADIA Pharmaceuticals, Inc. (a)	3,571,199	79,494,890
ADMA Biologics, Inc. (a) (b)	5,144,404	46,351,080
Agios Pharmaceuticals, Inc. (a) (b)	2,019,964	68,335,382
Akebia Therapeutics, Inc. (a) (b)	6,324,441	8,790,973
Akero Therapeutics, Inc. (a)	2,033,975	1,322,084
Alkermes PLC (a)	3,192,526	112,887,719
Allogene Therapeutics, Inc. (a) (b)	5,458,954	13,319,848
Alnylam Pharmaceuticals, Inc. (a)	276,718	91,557,685
Altimmune, Inc. (a) (b)	4,554,943	14,029,224
Amgen, Inc.	235,022	82,692,491
Amicus Therapeutics, Inc. (a)	6,169,558	89,211,809
AnaptysBio, Inc. (a)	535,935	29,722,955
Anavex Life Sciences Corp. (a) (b)	2,779,271	8,532,362
Annexon, Inc. (a) (b)	4,000,704	22,163,900
Apellis Pharmaceuticals, Inc. (a) (b)	3,547,918	142,732,741
Apogee Therapeutics, Inc. (a) (b)	1,187,098	99,918,039
Arbutus Biopharma Corp. (a) (b)	2,375,309	10,688,890
Arcellx, Inc. (a)	775,237	89,012,712
Arcus Biosciences, Inc. (a)	2,263,803	48,898,145
Arcutis Biotherapeutics, Inc. (a)	3,597,537	84,757,972
Ardelyx, Inc. (a) (b)	8,020,308	48,041,645
ArriVent Biopharma, Inc. (a) (b)	733,596	16,924,060
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,525,923	95,675,372
ARS Pharmaceuticals, Inc. (a) (b)	2,316,106	18,598,331
Beam Therapeutics, Inc. (a) (b)	3,399,502	81,010,133
Bicara Therapeutics, Inc. (a) (b)	734,799	14,615,152
BioCryst Pharmaceuticals, Inc. (a)	6,964,150	66,298,708
Biogen, Inc. (a)	465,483	85,336,998
Biohaven Ltd. (a) (b)	4,023,206	34,036,323
BioMarin Pharmaceutical, Inc. (a)	1,469,833	83,030,866
Blueprint Medicines Corp. (a)	756,469	347,976
Bridgebio Pharma, Inc. (a) (b)	1,241,896	92,223,197
Security Description	Shares	Value
Capricor Therapeutics, Inc. (a) (b)	1,226,326	$37,280,310
CareDx, Inc. (a)	1,549,107	26,892,498
Catalyst Pharmaceuticals, Inc. (a) (b)	2,373,592	58,770,138
Celcuity, Inc. (a) (b)	765,945	87,424,962
Celldex Therapeutics, Inc. (a) (b)	1,279,288	40,579,015
CG oncology, Inc. (a) (b)	1,336,212	90,434,828
Cogent Biosciences, Inc. (a)	2,457,181	94,576,897
Compass Therapeutics, Inc. (a) (b)	3,855,953	20,397,991
Corvus Pharmaceuticals, Inc. (a) (b)	2,215,138	32,407,469
CRISPR Therapeutics AG (a) (b)	1,775,641	84,467,242
Cullinan Therapeutics, Inc. (a) (b)	1,368,049	19,439,976
Cytokinetics, Inc. (a) (b)	1,393,337	91,834,842
CytomX Therapeutics, Inc. (a) (b)	4,720,340	22,185,598
Damora Therapeutics, Inc. (a)	98,225	2,544,028
Day One Biopharmaceuticals, Inc. (a)	1,165,025	24,978,136
Denali Therapeutics, Inc. (a) (b)	2,962,290	56,875,968
Dianthus Therapeutics, Inc. (a) (b)	613,889	51,517,565
Disc Medicine, Inc. (a) (b)	1,059,028	67,714,250
Dyne Therapeutics, Inc. (a) (b)	3,597,148	65,216,293
Emergent BioSolutions, Inc. (a) (b)	1,647,229	13,672,001
Erasca, Inc. (a)	4,952,982	80,139,249
Exelixis, Inc. (a)	2,123,499	91,076,872
Geron Corp. (a) (b)	17,384,705	25,903,210
Gilead Sciences, Inc.	607,264	84,634,384
GRAIL, Inc. (a) (b)	1,089,679	56,314,611
Halozyme Therapeutics, Inc. (a) (b)	1,333,673	86,195,286
Hyperliquid Strategies, Inc. (a) (b)	2,567,220	13,067,150
Ideaya Biosciences, Inc. (a) (b)	1,704,326	56,788,142
ImmunityBio, Inc. (a) (b)	10,719,981	82,222,254
Immunome, Inc. (a) (b)	3,071,098	67,164,913
Immunovant, Inc. (a) (b)	2,685,760	66,714,278
Incyte Corp. (a)	936,593	88,152,133
Inhibrx Biosciences, Inc. (a) (b)	310,297	20,861,267
Insmed, Inc. (a)	636,033	104,004,116
Intellia Therapeutics, Inc. (a) (b)	3,927,645	50,352,409
Invivyd, Inc. (a) (b)	5,921,925	7,698,502
Ionis Pharmaceuticals, Inc. (a) (b)	1,185,502	89,019,345
Iovance Biotherapeutics, Inc. (a) (b)	8,517,657	29,896,976
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a) (b)	4,188,224	$14,700,666
Janux Therapeutics, Inc. (a)	1,490,636	20,719,840
KalVista Pharmaceuticals, Inc. (a) (b)	1,127,956	22,705,754
Kodiak Sciences, Inc. (a) (b)	1,406,575	53,618,639
Krystal Biotech, Inc. (a) (b)	347,721	89,823,289
Kura Oncology, Inc. (a)	2,640,302	21,465,655
Kymera Therapeutics, Inc. (a) (b)	1,087,556	90,582,539
Lexeo Therapeutics, Inc. (a) (b)	1,950,727	11,197,173
Madrigal Pharmaceuticals, Inc. (a) (b)	205,480	107,562,616
MannKind Corp. (a) (b)	11,441,149	28,030,815
Metsera, Inc. (a)	1,530,714	7,500,499
MiMedx Group, Inc. (a) (b)	2,390,552	9,442,680
Mineralys Therapeutics, Inc. (a) (b)	1,855,544	50,266,687
Mirum Pharmaceuticals, Inc. (a) (b)	966,349	89,271,321
Moderna, Inc. (a) (b)	1,584,028	80,468,622
Monte Rosa Therapeutics, Inc. (a) (b)	2,057,991	33,853,952
Myriad Genetics, Inc. (a) (b)	2,262,381	10,180,714
Natera, Inc. (a)	450,913	90,178,091
Neurocrine Biosciences, Inc. (a)	684,392	90,161,802
Novavax, Inc. (a) (b)	4,884,471	39,759,594
Nurix Therapeutics, Inc. (a) (b)	2,940,341	45,575,285
Nuvalent, Inc. Class A (a) (b)	886,080	90,778,896
Ocugen, Inc. (a) (b)	5,469,707	9,900,170
Olema Pharmaceuticals, Inc. (a) (b)	2,586,683	38,567,444
ORIC Pharmaceuticals, Inc. (a) (b)	2,272,276	28,789,737
Oruka Therapeutics, Inc. (a) (b)	796,349	39,060,918
Palvella Therapeutics, Inc. (a) (b)	286,976	35,771,558
Perspective Therapeutics, Inc. (a) (b)	1,794,495	7,483,044
Praxis Precision Medicines, Inc. (a) (b)	298,536	96,185,314
Precigen, Inc. (a) (b)	6,283,326	24,316,472
Prime Medicine, Inc. (a) (b)	4,168,129	14,505,089
Protagonist Therapeutics, Inc. (a) (b)	918,895	96,851,533
Prothena Corp. PLC (a) (b)	1,029,888	10,010,511
PTC Therapeutics, Inc. (a)	1,350,011	91,976,249
Recursion Pharmaceuticals, Inc. Class A (a) (b)	17,509,679	53,754,715
Regeneron Pharmaceuticals, Inc.	114,476	88,448,737
REGENXBIO, Inc. (a) (b)	1,428,286	11,969,037
Relay Therapeutics, Inc. (a) (b)	2,963,075	29,482,596
Replimune Group, Inc. (a) (b)	2,301,742	17,608,326
Security Description	Shares	Value
Revolution Medicines, Inc. (a)	890,296	$86,581,286
Rhythm Pharmaceuticals, Inc. (a)	984,902	85,656,927
Rigel Pharmaceuticals, Inc. (a) (b)	741,608	20,053,080
Rocket Pharmaceuticals, Inc. (a) (b)	2,730,210	9,774,152
Roivant Sciences Ltd. (a)	2,997,293	83,025,016
Sana Biotechnology, Inc. (a) (b)	6,959,031	20,042,009
Sarepta Therapeutics, Inc. (a) (b)	3,199,050	69,611,328
Savara, Inc. (a) (b)	3,719,886	20,310,578
Scholar Rock Holding Corp. (a) (b)	2,053,117	100,931,232
SELLAS Life Sciences Group, Inc. (a) (b)	4,907,430	20,758,429
Sionna Therapeutics, Inc. (a) (b)	435,962	17,477,717
Soleno Therapeutics, Inc. (a) (b)	1,565,522	52,413,677
Spyre Therapeutics, Inc. (a) (b)	1,119,236	56,454,264
Stoke Therapeutics, Inc. (a) (b)	1,177,944	38,353,857
Summit Therapeutics, Inc. (a) (b)	5,092,492	96,553,648
Syndax Pharmaceuticals, Inc. (a)	2,452,055	57,280,005
Tango Therapeutics, Inc. (a) (b)	2,064,155	43,182,123
Taysha Gene Therapies, Inc. (a) (b)	5,900,595	26,375,660
TG Therapeutics, Inc. (a) (b)	3,160,593	104,994,899
Travere Therapeutics, Inc. (a) (b)	2,996,248	89,018,528
Twist Bioscience Corp. (a) (b)	1,892,060	89,910,691
Tyra Biosciences, Inc. (a) (b)	685,913	26,270,468
Ultragenyx Pharmaceutical, Inc. (a)	3,252,233	68,134,281
uniQure NV (a) (b)	1,776,134	29,039,791
United Therapeutics Corp. (a)	162,766	96,516,983
Vanda Pharmaceuticals, Inc. (a)	1,784,599	12,331,579
Vaxcyte, Inc. (a)	1,541,079	89,552,101
Vera Therapeutics, Inc. (a)	2,000,830	80,493,391
Veracyte, Inc. (a) (b)	2,048,617	65,985,954
Verastem, Inc. (a) (b)	2,109,755	11,181,701
Vericel Corp. (a) (b)	1,168,092	37,577,520
Vertex Pharmaceuticals, Inc. (a)	180,070	80,408,458
Verve Therapeutics, Inc. (a)	900,273	567,172
Viking Therapeutics, Inc. (a) (b)	2,479,241	80,674,502
Vir Biotechnology, Inc. (a) (b)	2,645,083	23,699,944
Viridian Therapeutics, Inc. (a)	2,790,883	54,589,671
Vor BioPharma, Inc. (a) (b)	976,464	17,420,118
Xencor, Inc. (a) (b)	1,488,151	17,947,101
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Zenas Biopharma, Inc. (a) (b)	948,267	$18,538,620
		7,773,704,277
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (c)	323,918	$—
TOTAL COMMON STOCKS (Cost $8,739,353,326)		7,773,704,277
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Inhibrx, Inc. (expiring 12/31/49) CVR (a) (b)	1,645,973	1,069,883
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $2,028,569)		2,028,569
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	4,736,745	4,736,745
State Street Navigator Securities Lending Portfolio II (f) (g)	595,460,501	595,460,501
TOTAL SHORT-TERM INVESTMENTS (Cost $600,197,246)		600,197,246
TOTAL INVESTMENTS — 107.7% (Cost $9,341,579,141)		8,375,930,092
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(596,707,824)
NET ASSETS — 100.0%		$7,779,222,268

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CVR	= Contingent Value Rights
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,763,966,546	$9,737,731	$0 (a)	$7,773,704,277
Rights	—	2,028,569	—	2,028,569
Short-Term Investments	600,197,246	—	—	600,197,246
TOTAL INVESTMENTS	$8,364,163,792	$11,766,300	$0	$8,375,930,092

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,090,570	$5,090,570	$330,293,723	$330,647,548	$—	$—	4,736,745	$4,736,745	$130,118
State Street Navigator Securities Lending Portfolio II	298,148,176	298,148,176	2,759,483,283	2,462,170,958	—	—	595,460,501	595,460,501	4,464,596
Total		$303,238,746	$3,089,777,006	$2,792,818,506	$—	$—		$600,197,246	$4,594,714
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 46.4%
Acadian Asset Management, Inc.	131,619	$7,162,706
Affiliated Managers Group, Inc.	23,611	6,533,165
Ameriprise Financial, Inc.	14,810	6,581,564
ARES Management Corp. Class A	64,244	7,009,020
Artisan Partners Asset Management, Inc. Class A	183,226	6,667,594
Bank of New York Mellon Corp.	56,793	6,737,354
Blackrock, Inc.	6,990	6,722,353
Blackstone, Inc.	62,246	7,157,667
Blue Owl Capital, Inc. (a)	736,909	6,727,979
Carlyle Group, Inc.	141,217	6,833,491
Cohen & Steers, Inc.	105,280	6,585,264
DigitalBridge Group, Inc.	432,196	6,664,462
Federated Hermes, Inc.	117,571	6,667,451
Franklin Resources, Inc.	266,261	6,289,085
Galaxy Digital, Inc. Class A (a) (b)	309,773	5,715,312
GCM Grosvenor, Inc. Class A	333,269	3,266,036
Hamilton Lane, Inc. Class A	67,717	6,731,070
Invesco Ltd.	278,807	6,772,222
Janus Henderson Group PLC	132,043	6,783,049
KKR & Co., Inc.	76,680	7,092,900
Northern Trust Corp.	47,164	6,582,679
Ridgepost Capital, Inc. Class A (a)	426,064	3,093,225
SEI Investments Co.	83,848	6,579,553
State Street Corp. (c)	52,777	6,679,457
StepStone Group, Inc. Class A	146,900	7,010,068
T. Rowe Price Group, Inc.	74,416	6,707,858
TPG, Inc.	163,394	6,619,091
Victory Capital Holdings, Inc. Class A	98,247	6,433,214
Virtus Investment Partners, Inc.	50,303	6,758,208
WisdomTree, Inc. (a)	424,179	6,176,046
		193,339,143
FINANCIAL EXCHANGES & DATA — 21.8%
Cboe Global Markets, Inc.	23,368	6,568,044
CME Group, Inc.	21,926	6,475,844
Coinbase Global, Inc. Class A (b)	33,456	5,841,752
Donnelley Financial Solutions, Inc. (b)	135,227	6,374,601
FactSet Research Systems, Inc.	32,485	7,048,920
Intercontinental Exchange, Inc.	42,353	6,661,280
MarketAxess Holdings, Inc.	37,151	6,129,172
Miami International Holdings, Inc. (b)	168,296	6,550,080
Moody's Corp.	14,903	6,501,434
Morningstar, Inc.	37,039	6,261,443
MSCI, Inc.	12,218	6,585,624
Nasdaq, Inc.	78,124	6,631,946
S&P Global, Inc.	15,569	6,622,118
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	54,148	$6,371,054
		90,623,312
INVESTMENT BANKING & BROKERAGE — 31.6%
BGC Group, Inc. Class A	728,892	7,128,564
Charles Schwab Corp.	71,764	6,744,381
Evercore, Inc. Class A	23,060	6,883,640
Goldman Sachs Group, Inc.	8,087	6,841,521
Houlihan Lokey, Inc.	45,429	6,524,513
Interactive Brokers Group, Inc. Class A	97,661	6,550,123
Jefferies Financial Group, Inc.	171,706	7,086,307
Lazard, Inc.	150,512	6,393,750
LPL Financial Holdings, Inc.	21,958	6,605,625
Moelis & Co. Class A	120,883	6,890,331
Morgan Stanley	41,318	6,799,703
Oppenheimer Holdings, Inc. Class A	25,977	2,316,889
Perella Weinberg Partners (a)	396,157	7,194,211
Piper Sandler Cos.	91,668	7,017,185
PJT Partners, Inc. Class A	48,336	6,753,506
Raymond James Financial, Inc.	44,835	6,491,660
Robinhood Markets, Inc. Class A (b)	84,442	5,851,831
Stifel Financial Corp.	91,509	6,764,345
StoneX Group, Inc. (b)	93,157	7,513,112
Virtu Financial, Inc. Class A	164,455	7,232,731
		131,583,928
TOTAL COMMON STOCKS (Cost $441,371,856)		415,546,383
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	572,237	572,237
State Street Navigator Securities Lending Portfolio II (c) (f)	8,969,176	8,969,176
TOTAL SHORT-TERM INVESTMENTS (Cost $9,541,413)		9,541,413
TOTAL INVESTMENTS — 102.1% (Cost $450,913,269)		425,087,796
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(8,923,365)
NET ASSETS — 100.0%		$416,164,431

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$415,546,383	$—	$—	$415,546,383
Short-Term Investments	9,541,413	—	—	9,541,413
TOTAL INVESTMENTS	$425,087,796	$—	$—	$425,087,796
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	81,168	$8,631,405	$2,653,513	$6,323,457	$1,526,167	$191,829	52,777	$6,679,457	$196,529
State Street Institutional U.S. Government Money Market Fund, Class G Shares	623,332	623,332	12,731,642	12,782,737	—	—	572,237	572,237	19,579
State Street Navigator Securities Lending Portfolio II	8,348,318	8,348,318	240,439,842	239,818,984	—	—	8,969,176	8,969,176	39,399
Total		$17,603,055	$255,824,997	$258,925,178	$1,526,167	$191,829		$16,220,870	$255,507
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.4%
General Dynamics Corp.	429,609	$147,450,401
L3Harris Technologies, Inc.	413,376	142,676,726
Lockheed Martin Corp.	427,978	258,665,624
Northrop Grumman Corp.	214,546	146,371,863
		695,164,614
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc. (a)	768,399	127,608,022
Expeditors International of Washington, Inc.	559,246	80,100,805
		207,708,827
BANKS — 2.0%
BancFirst Corp. (a)	186,850	20,273,225
Bank OZK	1,006,999	46,211,184
Commerce Bancshares, Inc.	1,213,863	59,722,060
Community Financial System, Inc. (a)	466,630	27,367,850
Cullen/Frost Bankers, Inc. (a)	558,426	76,549,036
Prosperity Bancshares, Inc.	869,805	58,433,500
UMB Financial Corp.	642,632	72,482,463
United Bankshares, Inc. (a)	1,242,958	51,483,320
		412,522,638
BEVERAGES — 3.3%
Brown-Forman Corp. Class B (a)	1,619,456	42,818,417
Coca-Cola Co.	3,563,284	270,987,748
PepsiCo, Inc.	2,375,751	368,930,373
		682,736,538
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	1,232,088	267,966,819
BUILDING PRODUCTS — 0.9%
A.O. Smith Corp. (a)	1,037,523	68,414,267
Carlisle Cos., Inc. (a)	337,325	112,538,366
		180,952,633
CAPITAL MARKETS — 2.7%
Ameriprise Financial, Inc.	227,822	101,244,097
FactSet Research Systems, Inc.	378,152	82,055,203
Franklin Resources, Inc. (a)	2,849,815	67,312,630
S&P Global, Inc.	121,632	51,734,955
SEI Investments Co.	877,562	68,862,290
T. Rowe Price Group, Inc. (a)	2,080,979	187,579,447
		558,788,622
CHEMICALS — 5.4%
Air Products & Chemicals, Inc.	968,718	281,402,892
Albemarle Corp. (a)	559,383	100,426,030
Ecolab, Inc.	349,484	92,969,734
Hawkins, Inc. (a)	190,405	29,246,208
HB Fuller Co. (a)	534,406	32,962,162
Linde PLC	281,644	139,627,830
PPG Industries, Inc.	2,019,516	215,845,870
RPM International, Inc.	1,173,786	116,674,328
Sherwin-Williams Co.	240,655	77,141,960
Security Description	Shares	Value
Westlake Corp. (a)	281,172	$32,846,513
		1,119,143,527
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	558,684	21,520,508
Brady Corp. Class A (a)	394,531	32,051,698
Cintas Corp.	430,674	72,844,200
MSA Safety, Inc.	316,366	51,868,206
RB Global, Inc. (a)	917,685	87,960,107
Republic Services, Inc.	484,060	106,018,821
Waste Management, Inc.	583,101	133,990,779
		506,254,319
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.3%
Casey's General Stores, Inc.	58,005	42,219,520
Costco Wholesale Corp.	53,940	53,747,434
Sysco Corp.	3,350,357	238,980,965
Target Corp.	3,868,311	468,839,293
Walmart, Inc.	621,615	77,254,312
		881,041,524
CONTAINERS & PACKAGING — 1.6%
Amcor PLC (a)	4,488,228	178,407,063
AptarGroup, Inc.	632,778	79,742,683
Silgan Holdings, Inc. (a)	818,292	31,749,730
Sonoco Products Co. (a)	882,563	47,737,833
		337,637,309
DISTRIBUTORS — 0.6%
Genuine Parts Co. (a)	1,241,074	131,243,575
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
Verizon Communications, Inc.	15,184,902	762,282,080
ELECTRIC UTILITIES — 8.6%
Alliant Energy Corp.	2,449,386	175,767,939
Edison International	3,778,388	276,502,434
Evergy, Inc.	2,144,817	175,703,409
Eversource Energy	3,498,214	242,356,266
MGE Energy, Inc.	351,178	27,142,547
NextEra Energy, Inc.	2,960,018	274,926,472
Southern Co.	3,348,145	323,162,955
Xcel Energy, Inc.	3,547,802	281,837,391
		1,777,399,413
ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	983,418	128,847,426
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Badger Meter, Inc. (a)	298,589	45,490,034
FINANCIAL SERVICES — 0.5%
Jack Henry & Associates, Inc. (a)	595,234	94,070,781
FOOD PRODUCTS — 3.0%
Archer-Daniels-Midland Co.	4,033,921	293,225,717
Flowers Foods, Inc. (a)	2,074,062	16,903,605
Hormel Foods Corp.	2,795,266	63,312,775
J.M. Smucker Co.	1,009,340	97,340,750
Marzetti Co.	196,035	27,117,522
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
McCormick & Co., Inc.	2,561,494	$129,201,757
		627,102,126
GAS UTILITIES — 2.4%
Atmos Energy Corp.	1,246,231	230,203,790
Chesapeake Utilities Corp.	229,977	29,062,194
National Fuel Gas Co.	862,368	81,028,097
New Jersey Resources Corp.	954,657	52,429,763
ONE Gas, Inc.	581,510	50,085,456
Spire, Inc.	571,573	51,750,219
		494,559,519
GROUND TRANSPORTATION — 1.5%
CSX Corp.	3,452,982	141,744,911
JB Hunt Transport Services, Inc.	379,756	80,470,297
Ryder System, Inc.	392,761	80,402,104
		302,617,312
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	1,464,967	150,408,162
Becton Dickinson & Co.	923,001	145,123,447
Medtronic PLC	2,592,148	224,609,624
STERIS PLC	334,669	74,005,356
		594,146,589
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Cardinal Health, Inc.	419,288	88,599,747
Cencora, Inc.	177,619	55,797,233
		144,396,980
HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald's Corp.	700,233	217,625,414
HOUSEHOLD PRODUCTS — 5.1%
Church & Dwight Co., Inc.	1,348,565	125,848,086
Clorox Co.	1,099,806	113,972,896
Colgate-Palmolive Co.	2,731,742	232,826,371
Kimberly-Clark Corp.	3,308,866	319,206,303
Procter & Gamble Co.	1,775,787	256,494,674
		1,048,348,330
INSURANCE — 6.5%
Aflac, Inc.	1,792,315	196,634,879
American Financial Group, Inc.	711,861	90,911,768
Assurant, Inc.	500,437	109,000,183
Brown & Brown, Inc. (a)	932,722	60,822,802
Chubb Ltd.	364,375	118,760,744
Cincinnati Financial Corp.	1,158,106	182,227,979
Erie Indemnity Co. Class A (a)	257,157	64,626,126
Globe Life, Inc.	489,482	68,121,210
Hanover Insurance Group, Inc.	373,820	64,801,697
Old Republic International Corp. (a)	2,251,342	89,828,546
RenaissanceRe Holdings Ltd.	182,425	54,222,183
RLI Corp. (a)	983,403	56,093,307
Travelers Cos., Inc.	489,242	142,702,106
W.R. Berkley Corp. (a)	668,387	44,300,690
		1,343,054,220
Security Description	Shares	Value
IT SERVICES — 1.5%
Accenture PLC Class A	761,238	$150,945,883
International Business Machines Corp.	670,463	162,513,527
		313,459,410
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Polaris, Inc. (a)	477,659	26,032,416
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	110,228	27,627,546
MACHINERY — 6.1%
Caterpillar, Inc.	143,669	101,783,740
Cummins, Inc.	236,768	127,385,919
Donaldson Co., Inc.	992,290	84,215,652
Dover Corp.	449,227	93,641,368
Franklin Electric Co., Inc.	359,561	33,140,737
Graco, Inc.	1,454,596	123,131,551
Illinois Tool Works, Inc.	884,508	230,228,587
Lincoln Electric Holdings, Inc.	447,343	111,424,195
Nordson Corp.	439,250	116,866,855
Pentair PLC	851,113	74,140,454
Stanley Black & Decker, Inc.	1,361,296	96,733,694
Toro Co.	850,883	79,506,508
		1,272,199,260
METALS & MINING — 0.9%
Nucor Corp.	670,062	113,307,484
Royal Gold, Inc. (a)	268,830	68,414,547
		181,722,031
MULTI-UTILITIES — 3.6%
Avista Corp.	768,618	30,852,327
Black Hills Corp. (a)	706,732	49,054,268
Consolidated Edison, Inc.	2,898,798	328,085,958
WEC Energy Group, Inc.	2,900,638	335,806,861
		743,799,414
OIL, GAS & CONSUMABLE FUELS — 4.6%
Chevron Corp.	2,366,905	489,712,644
Exxon Mobil Corp.	2,253,169	382,272,653
Texas Pacific Land Corp. (a)	188,623	89,512,931
		961,498,228
PERSONAL CARE PRODUCTS — 1.6%
Kenvue, Inc.	18,795,685	324,037,609
PHARMACEUTICALS — 1.3%
Johnson & Johnson	1,013,497	247,739,207
Perrigo Co. PLC (a)	1,270,008	13,639,886
		261,379,093
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	904,527	183,781,796
Robert Half, Inc. (a)	950,678	24,147,221
		207,929,017
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 1.3%
Equity LifeStyle Properties, Inc. REIT	1,842,941	$115,036,377
Essex Property Trust, Inc. REIT	647,614	156,722,588
		271,758,965
RETAIL REITs — 3.2%
Federal Realty Investment Trust REIT	763,428	81,083,688
NNN REIT, Inc.	1,741,562	73,197,851
Realty Income Corp. REIT	8,179,526	500,423,400
		654,704,939
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Analog Devices, Inc.	420,985	133,932,168
Microchip Technology, Inc.	3,296,029	212,956,433
QUALCOMM, Inc.	1,170,345	150,717,029
Texas Instruments, Inc.	1,480,791	287,480,765
		785,086,395
SOFTWARE — 0.6%
Microsoft Corp.	149,016	55,161,253
Roper Technologies, Inc.	177,676	62,872,429
		118,033,682
SPECIALTY RETAIL — 1.3%
Best Buy Co., Inc. (a)	1,942,118	124,683,976
Lowe's Cos., Inc.	631,566	149,226,414
		273,910,390
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
NIKE, Inc. Class B	3,460,492	182,783,187
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co.	4,322,484	200,563,258
WW Grainger, Inc.	74,424	81,182,443
		281,745,701
WATER UTILITIES — 0.8%
American States Water Co.	372,140	28,141,227
Security Description	Shares	Value
California Water Service Group	571,725	$25,922,012
Essential Utilities, Inc.	2,735,112	110,142,960
		164,206,199
TOTAL COMMON STOCKS (Cost $18,188,896,152)		20,613,014,651
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	31,424,041	31,424,041
State Street Navigator Securities Lending Portfolio II (d) (e)	112,020,578	112,020,578
TOTAL SHORT-TERM INVESTMENTS (Cost $143,444,619)		143,444,619
TOTAL INVESTMENTS — 100.4% (Cost $18,332,340,771)		20,756,459,270
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(83,894,014)
NET ASSETS — 100.0%		$20,672,565,256

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	95	06/18/2026	$31,826,954	$31,211,062	$(615,892)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,613,014,651	$—	$—	$20,613,014,651
Short-Term Investments	143,444,619	—	—	143,444,619
TOTAL INVESTMENTS	$20,756,459,270	$—	$—	$20,756,459,270
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(615,892)	$—	$—	$(615,892)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(615,892)	$—	$—	$(615,892)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	34,848,156	$34,848,156	$643,085,411	$646,509,526	$—	$—	31,424,041	$31,424,041	$999,555
State Street Navigator Securities Lending Portfolio II	73,610,791	73,610,791	3,222,769,170	3,184,359,383	—	—	112,020,578	112,020,578	339,721
Total		$108,458,947	$3,865,854,581	$3,830,868,909	$—	$—		$143,444,619	$1,339,276
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CONSUMER FINANCE — 0.0% *
Paragon 28, Inc. (a) (b)	129,517	$11,657
HEALTH CARE EQUIPMENT — 76.6%
Abbott Laboratories	21,332	2,190,156
Alphatec Holdings, Inc. (a) (b)	185,771	2,021,188
AngioDynamics, Inc. (a)	92,890	1,056,159
Artivion, Inc. (a)	64,699	2,369,277
AtriCure, Inc. (a)	78,761	2,247,051
Axogen, Inc. (a)	72,834	2,412,990
Baxter International, Inc. (b)	130,296	2,188,973
Becton Dickinson & Co.	14,413	2,266,156
Beta Bionics, Inc. (a) (b)	148,006	1,483,020
Boston Scientific Corp. (a)	33,776	2,119,444
Butterfly Network, Inc. (a) (b)	615,664	2,487,283
ClearPoint Neuro, Inc. (a) (b)	102,318	931,094
CONMED Corp. (b)	61,246	2,165,659
Dexcom, Inc. (a)	35,467	2,227,328
Edwards Lifesciences Corp. (a)	27,639	2,213,331
Enovis Corp. (a) (b)	94,679	2,153,947
Envista Holdings Corp. (a)	88,383	2,242,277
GE HealthCare Technologies, Inc.	32,374	2,304,381
Glaukos Corp. (a)	22,866	2,461,754
Globus Medical, Inc. Class A (a)	26,980	2,324,597
Hologic, Inc. (a)	31,187	2,357,425
IDEXX Laboratories, Inc. (a)	3,917	2,200,923
Inspire Medical Systems, Inc. (a)	39,217	2,022,813
Insulet Corp. (a)	9,848	2,066,504
Integer Holdings Corp. (a) (b)	27,516	2,421,408
Integra LifeSciences Holdings Corp. (a) (b)	180,264	1,698,087
Intuitive Surgical, Inc. (a)	4,771	2,199,383
iRadimed Corp.	14,433	1,389,321
IRhythm Holdings, Inc. (a) (b)	19,657	2,319,919
Kestra Medical Technologies Ltd. (a) (b)	64,375	1,282,994
LeMaitre Vascular, Inc. (b)	21,708	2,369,862
LivaNova PLC (a) (b)	37,774	2,400,915
Masimo Corp. (a)	13,401	2,383,636
Medtronic PLC	26,434	2,290,506
Novocure Ltd. (a) (b)	186,356	2,031,280
Omnicell, Inc. (a)	62,750	2,094,595
Orthofix Medical, Inc. (a) (b)	50,031	573,856
Penumbra, Inc. (a)	6,997	2,297,605
PROCEPT BioRobotics Corp. (a) (b)	84,599	2,115,821
QuidelOrtho Corp. (a) (b)	130,513	2,144,329
ResMed, Inc.	9,793	2,198,333
SI-BONE, Inc. (a) (b)	129,573	1,636,507
STERIS PLC	10,615	2,347,295
Strive, Inc. Class A (a) (b)	139,606	1,398,852
Stryker Corp.	6,803	2,235,398
Security Description	Shares	Value
Tactile Systems Technology, Inc. (a) (b)	65,253	$1,705,061
Tandem Diabetes Care, Inc. (a) (b)	106,129	2,034,493
Teleflex, Inc.	21,044	2,517,073
TransMedics Group, Inc. (a) (b)	18,237	1,812,940
Varex Imaging Corp. (a)	70,711	750,244
Zimmer Biomet Holdings, Inc.	25,092	2,268,819
		103,432,262
HEALTH CARE SUPPLIES — 23.3%
Align Technology, Inc. (a)	13,453	2,306,248
Avanos Medical, Inc. (a)	114,295	1,601,273
Bioventus, Inc. Class A (a) (b)	48,863	446,119
Cooper Cos., Inc. (a)	31,891	2,280,207
Dentsply Sirona, Inc. (b)	184,748	2,143,077
Embecta Corp. (b)	199,183	1,760,778
Haemonetics Corp. (a)	38,797	2,186,599
ICU Medical, Inc. (a) (b)	17,582	2,270,715
Lantheus Holdings, Inc. (a) (b)	28,459	2,158,615
Medline, Inc. Class A (a)	55,481	2,468,904
Merit Medical Systems, Inc. (a)	33,560	2,313,291
Neogen Corp. (a) (b)	238,523	2,215,879
OrthoPediatrics Corp. (a) (b)	27,112	430,267
Solventum Corp. (a)	34,780	2,271,134
STAAR Surgical Co. (a) (b)	133,175	2,490,372
UFP Technologies, Inc. (a) (b)	11,222	2,172,579
		31,516,057
TOTAL COMMON STOCKS (Cost $174,403,778)		134,959,976
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	190,804	190,804
State Street Navigator Securities Lending Portfolio II (e) (f)	12,981,981	12,981,981
TOTAL SHORT-TERM INVESTMENTS (Cost $13,172,785)		13,172,785
TOTAL INVESTMENTS — 109.6% (Cost $187,576,563)		148,132,761
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(12,984,936)
NET ASSETS — 100.0%		$135,147,825

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$134,948,319	$11,657	$—	$134,959,976
Short-Term Investments	13,172,785	—	—	13,172,785
TOTAL INVESTMENTS	$148,121,104	$11,657	$—	$148,132,761
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	200,789	$200,789	$1,692,526	$1,702,511	$—	$—	190,804	$190,804	$3,902
State Street Navigator Securities Lending Portfolio II	15,102,125	15,102,125	96,727,343	98,847,487	—	—	12,981,981	12,981,981	25,772
Total		$15,302,914	$98,419,869	$100,549,998	$—	$—		$13,172,785	$29,674
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 47.1%
Addus HomeCare Corp. (a)	16,116	$1,509,263
AMN Healthcare Services, Inc. (a)	70,924	1,300,746
Astrana Health, Inc. (a) (b)	59,302	1,454,085
Aveanna Healthcare Holdings, Inc. (a)	143,710	925,492
BrightSpring Health Services, Inc. (a)	40,187	1,712,368
Castle Biosciences, Inc. (a)	63,562	1,560,447
Chemed Corp.	4,125	1,558,178
Cigna Group	6,366	1,698,131
CorVel Corp. (a)	31,360	1,713,824
CVS Health Corp.	21,934	1,575,300
DaVita, Inc. (a)	10,728	1,648,786
Enhabit, Inc. (a)	38,181	537,970
Fulgent Genetics, Inc. (a)	42,062	668,786
GeneDx Holdings Corp. (a)	19,492	1,251,776
Guardant Health, Inc. (a)	18,868	1,742,837
Guardian Pharmacy Services, Inc. Class A (a)	27,428	1,032,939
Hims & Hers Health, Inc. (a) (b)	64,094	1,330,591
Hinge Health, Inc. Class A (a)	26,891	1,036,917
Labcorp Holdings, Inc.	6,142	1,638,747
LifeStance Health Group, Inc. (a)	228,491	1,455,488
NeoGenomics, Inc. (a)	194,259	1,441,402
OPKO Health, Inc. (a) (b)	404,058	460,626
Option Care Health, Inc. (a)	55,774	1,501,436
Pediatrix Medical Group, Inc. (a)	83,925	1,795,156
Pennant Group, Inc. (a)	28,000	853,440
Privia Health Group, Inc. (a)	75,256	1,548,016
Quest Diagnostics, Inc.	8,281	1,622,910
RadNet, Inc. (a)	27,139	1,516,799
Talkspace, Inc. (a)	129,942	672,450
		38,764,906
HEALTH CARE DISTRIBUTORS — 9.3%
AdaptHealth Corp. (a)	120,914	1,438,876
Cardinal Health, Inc.	7,710	1,629,200
Cencora, Inc.	4,735	1,487,453
Henry Schein, Inc. (a) (b)	21,711	1,600,101
McKesson Corp.	1,775	1,536,014
		7,691,644
HEALTH CARE FACILITIES — 26.1%
Acadia Healthcare Co., Inc. (a) (b)	69,524	1,626,166
Brookdale Senior Living, Inc. (a)	114,623	1,568,043
Community Health Systems, Inc. (a) (b)	196,573	577,925
Concentra Group Holdings Parent, Inc.	74,015	1,587,622
Encompass Health Corp.	16,506	1,596,625
Ensign Group, Inc.	7,894	1,590,641
HCA Healthcare, Inc.	3,087	1,460,892
Security Description	Shares	Value
National HealthCare Corp.	8,253	$1,318,004
Nutex Health, Inc. (a) (b)	12,178	1,157,397
PACS Group, Inc. (a)	48,227	1,549,051
Select Medical Holdings Corp.	88,701	1,444,939
Surgery Partners, Inc. (a) (b)	123,052	1,466,780
Tenet Healthcare Corp. (a)	7,082	1,336,444
U.S. Physical Therapy, Inc.	20,802	1,559,318
Universal Health Services, Inc. Class B	8,917	1,595,876
		21,435,723
MANAGED HEALTH CARE — 17.4%
Alignment Healthcare, Inc. (a)	92,221	1,624,934
Centene Corp. (a)	46,317	1,516,419
Clover Health Investments Corp. (a) (b)	746,835	1,314,430
Elevance Health, Inc.	5,731	1,677,750
HealthEquity, Inc. (a)	21,138	1,766,503
Humana, Inc.	9,714	1,684,310
Molina Healthcare, Inc. (a)	11,314	1,508,156
Progyny, Inc. (a) (b)	94,853	1,610,604
UnitedHealth Group, Inc.	5,823	1,575,645
		14,278,751
TOTAL COMMON STOCKS (Cost $88,767,836)		82,171,024
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	83,257	83,257
State Street Navigator Securities Lending Portfolio II (e) (f)	1,707,830	1,707,830
TOTAL SHORT-TERM INVESTMENTS (Cost $1,791,087)		1,791,087
TOTAL INVESTMENTS — 102.1% (Cost $90,558,923)		83,962,111
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(1,706,532)
NET ASSETS — 100.0%		$82,255,579

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$82,171,024	$—	$—	$82,171,024
Short-Term Investments	1,791,087	—	—	1,791,087
TOTAL INVESTMENTS	$83,962,111	$—	$—	$83,962,111
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,204	$55,204	$2,346,994	$2,318,941	$—	$—	83,257	$83,257	$2,073
State Street Navigator Securities Lending Portfolio II	1,352,849	1,352,849	30,614,811	30,259,830	—	—	1,707,830	1,707,830	8,683
Total		$1,408,053	$32,961,805	$32,578,771	$—	$—		$1,791,087	$10,756
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BUILDING PRODUCTS — 37.2%
Advanced Drainage Systems, Inc.	345,627	$47,395,831
Allegion PLC	347,264	50,453,987
Builders FirstSource, Inc. (a)	558,556	45,985,915
Carlisle Cos., Inc. (b)	144,263	48,129,022
Carrier Global Corp.	867,665	48,858,216
Johnson Controls International PLC	377,236	49,399,054
Lennox International, Inc. (b)	100,113	46,465,447
Masco Corp.	814,901	49,195,573
Modine Manufacturing Co. (a)	253,814	55,004,032
Owens Corning	474,452	51,345,195
Trane Technologies PLC	117,763	49,076,553
		541,308,825
HOME FURNISHINGS — 3.3%
Somnigroup International, Inc.	644,177	47,617,564
HOME IMPROVEMENT RETAIL — 6.6%
Home Depot, Inc.	145,147	47,737,397
Lowe's Cos., Inc.	206,266	48,736,530
		96,473,927
HOMEBUILDING — 49.5%
Beazer Homes USA, Inc. (a) (b)	540,552	10,400,221
Cavco Industries, Inc. (a)	100,022	48,439,654
Century Communities, Inc. (b)	309,625	17,766,283
Champion Homes, Inc. (a)	648,539	48,231,845
DR Horton, Inc.	356,930	48,977,935
Dream Finders Homes, Inc. Class A (a) (b)	577,960	8,045,203
Green Brick Partners, Inc. (a)	250,293	16,131,384
Hovnanian Enterprises, Inc. Class A (a)	93,162	10,332,597
Installed Building Products, Inc. (b)	181,022	47,997,983
KB Home (b)	931,466	48,203,366
Lennar Corp. Class A	527,324	45,792,816
LGI Homes, Inc. (a) (b)	435,933	17,232,432
M/I Homes, Inc. (a)	233,290	28,566,361
Meritage Homes Corp.	780,673	48,276,818
NVR, Inc. (a)	7,703	50,761,461
Security Description	Shares	Value
PulteGroup, Inc.	412,735	$48,541,763
Taylor Morrison Home Corp. (a)	854,986	49,794,385
Toll Brothers, Inc.	355,511	48,516,586
TopBuild Corp. (a) (b)	133,934	47,051,014
Tri Pointe Homes, Inc. (a)	663,939	31,025,869
		720,085,976
HOMEFURNISHING RETAIL — 3.4%
Williams-Sonoma, Inc.	274,118	49,979,934
TOTAL COMMON STOCKS (Cost $1,825,921,540)		1,455,466,226
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	1,442,967	1,442,967
State Street Navigator Securities Lending Portfolio II (e) (f)	6,047,408	6,047,408
TOTAL SHORT-TERM INVESTMENTS (Cost $7,490,375)		7,490,375
TOTAL INVESTMENTS — 100.5% (Cost $1,833,411,915)		1,462,956,601
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(6,832,029)
NET ASSETS — 100.0%		$1,456,124,572

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,455,466,226	$—	$—	$1,455,466,226
Short-Term Investments	7,490,375	—	—	7,490,375
TOTAL INVESTMENTS	$1,462,956,601	$—	$—	$1,462,956,601
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	687,835	$687,835	$18,116,080	$17,360,948	$—	$—	1,442,967	$1,442,967	$23,034
State Street Navigator Securities Lending Portfolio II	62,146,438	62,146,438	854,685,458	910,784,488	—	—	6,047,408	6,047,408	99,371
Total		$62,834,273	$872,801,538	$928,145,436	$—	$—		$7,490,375	$122,405
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 14.8%
Aon PLC Class A	24,628	$7,949,426
Arthur J Gallagher & Co.	37,194	8,055,477
Baldwin Insurance Group, Inc. (a) (b)	380,518	8,348,565
Brown & Brown, Inc.	113,958	7,431,201
Goosehead Insurance, Inc. Class A (a) (b)	176,538	7,531,111
Marsh & McLennan Cos., Inc.	44,863	7,781,487
Ryan Specialty Holdings, Inc. (b)	214,068	7,222,654
Willis Towers Watson PLC	26,922	7,826,225
		62,146,146
LIFE & HEALTH INSURANCE — 22.2%
Aflac, Inc.	71,385	7,831,648
Brighthouse Financial, Inc. (a)	129,577	7,759,071
CNO Financial Group, Inc.	195,453	8,025,300
Genworth Financial, Inc. (a)	946,002	7,681,536
Globe Life, Inc.	55,356	7,703,895
Lincoln National Corp.	235,284	8,352,582
MetLife, Inc.	111,556	7,889,240
Oscar Health, Inc. Class A (a)	581,509	6,669,908
Primerica, Inc.	31,090	7,787,423
Principal Financial Group, Inc.	88,486	7,973,474
Prudential Financial, Inc.	82,204	8,030,509
Unum Group	107,633	7,860,438
		93,565,024
PROPERTY & CASUALTY INSURANCE — 55.3%
Allstate Corp.	37,963	7,871,248
American Financial Group, Inc.	61,308	7,829,645
American International Group, Inc.	99,940	7,520,485
Arch Capital Group Ltd. (a)	82,319	7,901,801
Assurant, Inc.	36,014	7,844,209
Assured Guaranty Ltd.	92,659	7,549,855
Axis Capital Holdings Ltd.	78,163	7,926,510
Chubb Ltd.	24,181	7,881,313
Cincinnati Financial Corp.	47,590	7,488,287
Erie Indemnity Co. Class A	32,158	8,081,627
Fidelity National Financial, Inc.	165,386	7,670,603
First American Financial Corp.	122,693	7,397,161
Hanover Insurance Group, Inc.	45,044	7,808,377
Hartford Insurance Group, Inc.	57,829	7,820,216
Kemper Corp.	268,008	8,190,325
Kinsale Capital Group, Inc. (b)	21,610	7,383,273
Lemonade, Inc. (a)	144,307	9,045,163
Loews Corp.	71,747	7,658,275
Markel Group, Inc. (a)	3,989	7,635,225
Mercury General Corp.	88,088	7,764,957
Old Republic International Corp.	194,869	7,775,273
Security Description	Shares	Value
Palomar Holdings, Inc. (a)	65,086	$7,777,777
Progressive Corp.	38,785	7,688,738
RLI Corp.	128,905	7,352,741
Selective Insurance Group, Inc.	101,675	7,665,278
Skyward Specialty Insurance Group, Inc. (a)	171,945	7,510,558
Stewart Information Services Corp.	123,962	7,633,580
Travelers Cos., Inc.	26,030	7,592,430
W.R. Berkley Corp.	115,011	7,622,929
White Mountains Insurance Group Ltd.	3,528	7,750,875
		232,638,734
REINSURANCE — 7.6%
Everest Group Ltd.	24,276	7,934,611
Reinsurance Group of America, Inc.	37,882	7,733,989
RenaissanceRe Holdings Ltd.	26,795	7,964,278
SiriusPoint Ltd. (a)	379,434	8,173,009
		31,805,887
TOTAL COMMON STOCKS (Cost $510,286,203)		420,155,791
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	419,473	419,473
State Street Navigator Securities Lending Portfolio II (e) (f)	17,914,290	17,914,290
TOTAL SHORT-TERM INVESTMENTS (Cost $18,333,763)		18,333,763
TOTAL INVESTMENTS — 104.2% (Cost $528,619,966)		438,489,554
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(17,828,752)
NET ASSETS — 100.0%		$420,660,802

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$420,155,791	$—	$—	$420,155,791
Short-Term Investments	18,333,763	—	—	18,333,763
TOTAL INVESTMENTS	$438,489,554	$—	$—	$438,489,554
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,337,970	$1,337,970	$29,822,338	$30,740,835	$—	$—	419,473	$419,473	$28,609
State Street Navigator Securities Lending Portfolio II	20,208,829	20,208,829	194,382,958	196,677,497	—	—	17,914,290	17,914,290	28,532
Total		$21,546,799	$224,205,296	$227,418,332	$—	$—		$18,333,763	$57,141
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 9.7%
Alcoa Corp.	3,039,200	$201,590,135
Century Aluminum Co. (a)	2,517,516	147,753,014
Kaiser Aluminum Corp.	654,205	78,838,245
		428,181,394
COAL & CONSUMABLE FUELS — 18.8%
Centrus Energy Corp. Class A (a) (b) (c)	1,006,630	174,740,902
Core Natural Resources, Inc. (c)	2,105,170	220,474,454
Lightbridge Corp. (a) (b) (c)	1,833,933	19,549,726
Peabody Energy Corp. (c)	5,842,298	192,503,719
Uranium Energy Corp. (a) (c)	14,253,089	192,416,701
Ur-Energy, Inc. (a) (c)	19,604,312	29,210,425
		828,895,927
COPPER — 4.4%
Freeport-McMoRan, Inc.	3,277,242	192,636,285
DIVERSIFIED METALS & MINING — 12.9%
American Battery Technology Co. (a) (b) (c)	7,380,135	20,590,577
Compass Minerals International, Inc. (a) (c)	1,553,167	36,266,449
Idaho Strategic Resources, Inc. (a) (b) (c)	858,468	27,573,992
Ivanhoe Electric, Inc. (a)	6,997,979	82,716,112
Materion Corp.	525,425	76,002,726
MP Materials Corp. (a) (c)	3,239,876	156,356,416
U.S. Antimony Corp. (a) (c)	5,397,361	47,118,961
USA Rare Earth, Inc. (a) (c)	8,222,517	124,447,795
		571,073,028
GOLD — 17.6%
Coeur Mining, Inc. (a) (c)	9,015,787	169,226,322
Dakota Gold Corp. (a)	4,506,117	22,755,891
Hycroft Mining Holding Corp. Class A (a) (c)	4,292,859	151,108,637
McEwen, Inc. (a) (b) (c)	3,034,615	61,966,838
Newmont Corp.	1,735,497	187,867,550
Royal Gold, Inc.	731,157	186,072,145
		778,997,383
SILVER — 4.0%
Hecla Mining Co.	9,535,807	177,652,085
STEEL — 32.5%
Alpha Metallurgical Resources, Inc. (a) (c)	499,197	102,470,168
Cleveland-Cliffs, Inc. (a) (c)	21,732,929	183,643,250
Commercial Metals Co.	3,031,410	186,219,516
Security Description	Shares	Value
Metallus, Inc. (a) (c)	1,364,466	$22,295,374
Nucor Corp.	1,173,852	198,498,373
Ramaco Resources, Inc. Class A (a) (c)	2,030,337	31,389,010
Reliance, Inc.	654,613	198,949,983
Ryerson Holding Corp. (c)	1,456,765	32,748,077
Steel Dynamics, Inc.	1,094,543	197,017,740
SunCoke Energy, Inc. (b)	4,260,707	27,737,203
Warrior Met Coal, Inc.	2,381,352	221,822,939
Worthington Steel, Inc. (c)	1,014,356	30,785,705
		1,433,577,338
TOTAL COMMON STOCKS (Cost $4,466,163,216)		4,411,013,440
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	3,898,196	3,898,196
State Street Navigator Securities Lending Portfolio II (f) (g)	250,368,400	250,368,400
TOTAL SHORT-TERM INVESTMENTS (Cost $254,266,596)		254,266,596
TOTAL INVESTMENTS — 105.7% (Cost $4,720,429,812)		4,665,280,036
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(250,291,970)
NET ASSETS — 100.0%		$4,414,988,066

(a)	Non-income producing security.
(b)
These securities are affiliated investments as a result of the
Fund owning 5% or more of the entity’s outstanding shares.
Amounts related to these investments during the period
ended March 31, 2026 are shown in the Affiliate Table
below.

(c)	All or a portion of the shares of the security are on loan at March 31, 2026.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,411,013,440	$—	$—	$4,411,013,440
Short-Term Investments	254,266,596	—	—	254,266,596
TOTAL INVESTMENTS	$4,665,280,036	$—	$—	$4,665,280,036
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
American Battery Technology Co.	—	$—	$35,715,373	$6,513,740	$155,149	$(8,766,205)	7,380,135	$20,590,577	$—
Centrus Energy Corp.	402,420	73,715,296	262,902,096	118,401,692	77,616,435	(121,091,233)	1,006,630	174,740,902	—
Idaho Strategic Resources, Inc.	—	—	45,445,404	7,798,555	(326,567)	(9,746,290)	858,468	27,573,992	—
Lightbridge Corp.	—	—	32,140,554	6,203,939	318,181	(6,705,070)	1,833,933	19,549,726	—
McEwen, Inc.	1,384,392	13,304,007	59,558,383	26,906,809	13,838,343	2,172,914	3,034,615	61,966,838	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	561,089	561,089	39,737,725	36,400,618	—	—	3,898,196	3,898,196	67,489
State Street Navigator Securities Lending Portfolio II	177,745,489	177,745,489	1,947,093,170	1,874,470,259	—	—	250,368,400	250,368,400	999,980
SunCoke Energy, Inc.	3,186,713	27,373,865	31,984,912	23,518,589	(1,124,789)	(6,978,196)	4,260,707	27,737,203	1,255,282
Total		$292,699,746	$2,454,577,617	$2,100,214,201	$90,476,752	$(151,114,080)		$586,425,834	$2,322,751
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.9%
Helmerich & Payne, Inc.	516,875	$18,623,006
Nabors Industries Ltd. (a) (b)	143,825	12,377,580
Noble Corp. PLC (b)	396,124	19,437,805
Patterson-UTI Energy, Inc.	1,828,540	19,803,088
Seadrill Ltd. (a)	418,172	19,026,826
Transocean Ltd. (a)	2,845,683	18,866,878
Valaris Ltd. (a) (b)	192,292	18,852,308
		126,987,491
OIL & GAS EQUIPMENT & SERVICES — 72.0%
Archrock, Inc.	499,341	17,377,067
Atlas Energy Solutions, Inc. (b)	553,909	7,267,286
Baker Hughes Co.	304,499	18,589,664
Bristow Group, Inc.	100,934	4,732,795
Cactus, Inc. Class A (b)	369,775	17,516,242
Core Laboratories, Inc. (b)	257,724	4,327,186
Expro Group Holdings NV (a) (b)	569,445	9,914,037
Flowco Holdings, Inc. Class A	151,345	3,117,707
Forum Energy Technologies, Inc. (a)	78,668	4,614,665
Halliburton Co.	499,757	19,485,525
Helix Energy Solutions Group, Inc. (a)	952,965	9,424,824
Innovex International, Inc. (a) (b)	224,659	5,479,433
Kodiak Gas Services, Inc.	316,577	18,462,771
Liberty Energy, Inc. (b)	599,942	17,278,330
NOV, Inc.	939,135	17,665,129
Oceaneering International, Inc. (a)	508,100	18,022,307
Oil States International, Inc. (a)	326,674	3,802,485
ProPetro Holding Corp. (a)	871,219	12,554,266
RPC, Inc. (b)	797,346	5,645,210
Select Water Solutions, Inc. (b)	431,619	6,603,771
SLB Ltd.	372,768	19,156,547
Solaris Energy Infrastructure, Inc. (b)	324,413	18,332,579
Security Description	Shares	Value
TechnipFMC PLC	278,910	$19,281,048
TETRA Technologies, Inc. (a)	1,325,641	11,294,461
Tidewater, Inc. (a) (b)	234,692	19,608,517
Weatherford International PLC	193,724	18,322,416
		327,876,268
TOTAL COMMON STOCKS (Cost $374,726,170)		454,863,759
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	658,551	658,551
State Street Navigator Securities Lending Portfolio II (e) (f)	15,278,550	15,278,550
TOTAL SHORT-TERM INVESTMENTS (Cost $15,937,101)		15,937,101
TOTAL INVESTMENTS — 103.4% (Cost $390,663,271)		470,800,860
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(15,271,036)
NET ASSETS — 100.0%		$455,529,824

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$454,863,759	$—	$—	$454,863,759
Short-Term Investments	15,937,101	—	—	15,937,101
TOTAL INVESTMENTS	$470,800,860	$—	$—	$470,800,860
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	170,922	$170,922	$6,513,544	$6,025,915	$—	$—	658,551	$658,551	$10,097
State Street Navigator Securities Lending Portfolio II	8,810,064	8,810,064	291,166,342	284,697,856	—	—	15,278,550	15,278,550	35,654
Total		$8,980,986	$297,679,886	$290,723,771	$—	$—		$15,937,101	$45,751
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INTEGRATED OIL & GAS — 7.8%
Chevron Corp.	434,684	$89,936,120
Exxon Mobil Corp.	549,966	93,307,231
Occidental Petroleum Corp.	1,499,934	97,495,710
		280,739,061
OIL & GAS EXPLORATION & PRODUCTION — 70.1%
Antero Resources Corp. (a)	2,101,486	89,187,066
APA Corp.	2,528,580	107,312,935
BKV Corp. (a)	846,270	24,135,620
California Resources Corp.	1,160,676	80,341,993
Chord Energy Corp. (b)	667,948	94,968,847
CNX Resources Corp. (a) (b)	2,045,311	78,846,739
Comstock Resources, Inc. (a) (b)	2,238,940	47,196,855
ConocoPhillips	712,337	94,028,484
Coterra Energy, Inc.	2,659,233	93,445,448
Crescent Energy Co. Class A (b)	6,887,097	92,975,810
Devon Energy Corp.	1,837,936	92,484,940
Diamondback Energy, Inc.	471,995	93,355,891
EOG Resources, Inc.	629,116	90,951,300
EQT Corp.	1,306,099	83,120,140
Expand Energy Corp.	767,743	84,282,827
Gulfport Energy Corp. (a)	425,855	90,098,142
Kosmos Energy Ltd. (a) (b)	16,105,534	44,773,385
Magnolia Oil & Gas Corp. Class A	2,867,753	90,534,962
Matador Resources Co. (b)	1,482,347	93,654,683
Murphy Oil Corp. (b)	2,451,919	101,141,659
Northern Oil & Gas, Inc. (b)	2,722,831	79,588,350
Ovintiv, Inc.	1,514,104	89,877,213
Permian Resources Corp. Class A	4,308,380	91,854,662
Range Resources Corp.	1,987,301	89,786,259
Sable Offshore Corp. (a) (b)	1,780,875	29,420,055
SandRidge Energy, Inc. (b)	558,704	9,112,462
SM Energy Co. (b)	3,252,665	101,418,095
Talos Energy, Inc. (a) (b)	3,332,753	52,524,187
Texas Pacific Land Corp.	158,843	75,380,534
VAALCO Energy, Inc. (b)	1,387,125	8,794,373
Venture Global, Inc. Class A (b)	6,690,775	105,446,614
Viper Energy, Inc. Class A	1,902,859	89,415,344
Vitesse Energy, Inc. (b)	754,101	13,694,474
		2,503,150,348
OIL & GAS REFINING & MARKETING — 21.8%
Calumet, Inc. (a) (b)	1,579,127	56,690,659
Security Description	Shares	Value
Clean Energy Fuels Corp. (a)	2,197,833	$5,450,626
CVR Energy, Inc. (a) (b)	746,050	25,104,583
Delek U.S. Holdings, Inc.	1,587,290	71,539,160
Gevo, Inc. (a) (b)	4,433,896	12,104,536
Green Plains, Inc. (a)	1,501,554	24,700,563
HF Sinclair Corp.	1,478,431	92,239,310
Marathon Petroleum Corp.	367,685	89,781,323
Par Pacific Holdings, Inc. (a) (b)	1,224,071	76,675,808
PBF Energy, Inc. Class A	1,985,374	94,543,510
Phillips 66 Co.	491,872	89,609,241
REX American Resources Corp. (a)	277,406	12,641,391
Valero Energy Corp.	360,819	89,151,159
World Kinect Corp. (b)	1,691,804	39,029,918
		779,261,787
TOTAL COMMON STOCKS (Cost $3,353,586,235)		3,563,151,196
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	7,561,990	7,561,990
State Street Navigator Securities Lending Portfolio II (e) (f)	166,680,871	166,680,871
TOTAL SHORT-TERM INVESTMENTS (Cost $174,242,861)		174,242,861
TOTAL INVESTMENTS — 104.6% (Cost $3,527,829,096)		3,737,394,057
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(165,120,166)
NET ASSETS — 100.0%		$3,572,273,891

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	60	06/18/2026	$7,274,618	$7,759,800	$485,182
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,563,151,196	$—	$—	$3,563,151,196
Short-Term Investments	174,242,861	—	—	174,242,861
TOTAL INVESTMENTS	$3,737,394,057	$—	$—	$3,737,394,057
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$485,182	$—	$—	$485,182
TOTAL OTHER FINANCIAL INSTRUMENTS:	$485,182	$—	$—	$485,182
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,966,281	$1,966,281	$81,166,932	$75,571,223	$—	$—	7,561,990	$7,561,990	$86,381
State Street Navigator Securities Lending Portfolio II	66,738,303	66,738,303	1,631,997,417	1,532,054,849	—	—	166,680,871	166,680,871	593,980
Total		$68,704,584	$1,713,164,349	$1,607,626,072	$—	$—		$174,242,861	$680,361
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Alto Neuroscience, Inc. (a)	73,288	$1,647,514
Alumis, Inc. (a) (b)	224,127	4,937,518
Amneal Pharmaceuticals, Inc. (a)	464,477	5,773,449
Amphastar Pharmaceuticals, Inc. (a) (b)	227,681	4,460,271
Amylyx Pharmaceuticals, Inc. (a) (b)	395,413	5,496,241
ANI Pharmaceuticals, Inc. (a) (b)	77,382	5,950,676
Aquestive Therapeutics, Inc. (a) (b)	600,305	2,491,266
Arvinas, Inc. (a)	362,073	3,837,974
Axsome Therapeutics, Inc. (a)	37,013	6,255,937
BioAge Labs, Inc. (a)	210,974	3,689,935
Bristol-Myers Squibb Co.	98,425	5,969,476
Collegium Pharmaceutical, Inc. (a)	165,736	5,480,889
Corcept Therapeutics, Inc. (a) (b)	174,971	7,053,081
CorMedix, Inc. (a) (b)	554,307	3,763,745
Crinetics Pharmaceuticals, Inc. (a) (b)	159,642	5,798,197
Definium Therapeutics, Inc. (a) (b)	316,882	5,989,070
Edgewise Therapeutics, Inc. (a) (b)	190,497	6,000,655
Elanco Animal Health, Inc. (a) (b)	251,749	6,024,354
Eli Lilly & Co.	5,904	5,430,322
Enliven Therapeutics, Inc. (a) (b)	192,297	7,538,042
Esperion Therapeutics, Inc. (a)	2,194,800	6,013,752
EyePoint, Inc. (a) (b)	395,677	5,100,276
Fulcrum Therapeutics, Inc. (a) (b)	367,717	2,820,389
Harmony Biosciences Holdings, Inc. (a)	205,054	5,743,563
Harrow, Inc. (a) (b)	159,813	5,635,006
Indivior Pharmaceuticals, Inc. (a)	179,821	5,480,944
Innoviva, Inc. (a)	263,314	6,135,216
Jazz Pharmaceuticals PLC (a)	31,838	6,018,974
Johnson & Johnson	24,295	5,938,670
LB Pharmaceuticals, Inc. (a)	89,202	2,199,721
Ligand Pharmaceuticals, Inc. (a) (b)	26,684	5,327,461
Liquidia Corp. (a) (b)	153,099	5,777,956
Maze Therapeutics, Inc. (a) (b)	117,041	3,493,674
MBX Biosciences, Inc. (a) (b)	200,744	5,992,208
Merck & Co., Inc.	50,800	6,110,732
Nektar Therapeutics (a)	80,506	5,792,407
Nuvation Bio, Inc. (a) (b)	1,286,168	5,517,661
Ocular Therapeutix, Inc. (a) (b)	621,423	5,263,453
Omeros Corp. (a) (b)	494,846	5,225,574
Security Description	Shares	Value
Organon & Co.	922,423	$5,525,314
Pacira BioSciences, Inc. (a) (b)	258,586	5,844,044
Perrigo Co. PLC (b)	601,785	6,463,171
Pfizer, Inc.	216,247	6,072,216
Phathom Pharmaceuticals, Inc. (a) (b)	398,901	4,431,790
Phibro Animal Health Corp. Class A	99,625	5,510,259
Prestige Consumer Healthcare, Inc. (a) (b)	91,089	5,398,845
Rapport Therapeutics, Inc. (a) (b)	134,504	4,208,630
Royalty Pharma PLC Class A	126,441	6,065,375
Septerna, Inc. (a) (b)	128,633	3,091,051
Supernus Pharmaceuticals, Inc. (a)	110,926	5,733,765
Tarsus Pharmaceuticals, Inc. (a) (b)	84,481	5,926,342
Terns Pharmaceuticals, Inc. (a)	126,197	6,653,106
Theravance Biopharma, Inc. (a) (b)	268,815	4,362,867
Trevi Therapeutics, Inc. (a) (b)	494,432	5,898,574
Viatris, Inc.	422,585	5,709,123
WaVe Life Sciences Ltd. (a) (b)	419,283	3,039,802
Xeris Biopharma Holdings, Inc. (a) (b)	975,649	5,658,764
Zevra Therapeutics, Inc. (a) (b)	324,871	3,027,798
Zoetis, Inc.	49,282	5,825,625
TOTAL COMMON STOCKS (Cost $317,518,992)		307,622,710
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	262,678	262,678
State Street Navigator Securities Lending Portfolio II (e) (f)	24,400,789	24,400,789
TOTAL SHORT-TERM INVESTMENTS (Cost $24,663,467)		24,663,467
TOTAL INVESTMENTS — 107.9% (Cost $342,182,459)		332,286,177
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(24,419,777)
NET ASSETS — 100.0%		$307,866,400

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$307,622,710	$—	$—	$307,622,710
Short-Term Investments	24,663,467	—	—	24,663,467
TOTAL INVESTMENTS	$332,286,177	$—	$—	$332,286,177
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	273,438	$273,438	$8,493,041	$8,503,801	$—	$—	262,678	$262,678	$6,296
State Street Navigator Securities Lending Portfolio II	13,167,264	13,167,264	152,167,738	140,934,213	—	—	24,400,789	24,400,789	49,422
Total		$13,440,702	$160,660,779	$149,438,014	$—	$—		$24,663,467	$55,718
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 99.8%
1st Source Corp.	142,164	$9,839,170
Amalgamated Financial Corp.	217,414	8,450,882
Amerant Bancorp, Inc. (a)	312,112	6,878,948
Ameris Bancorp	678,911	52,948,269
Associated Banc-Corp.	2,291,200	59,250,432
Atlantic Union Bankshares Corp. (a)	1,627,503	58,166,957
Axos Financial, Inc. (b)	525,018	44,673,782
Banc of California, Inc.	3,162,789	55,601,831
BancFirst Corp.	167,788	18,204,998
Bancorp, Inc. (b)	902,541	48,493,528
Bank First Corp. (a)	90,886	12,275,063
Bank of Hawaii Corp.	555,798	41,268,001
Bank OZK	1,292,612	59,317,965
BankUnited, Inc.	1,261,803	56,983,023
Banner Corp.	343,013	20,814,029
Beacon Financial Corp.	1,092,244	32,767,320
BOK Financial Corp. (a)	451,917	57,872,491
Burke & Herbert Financial Services Corp. (a)	105,967	6,600,684
Byline Bancorp, Inc.	279,145	8,812,608
California BanCorp	303,706	5,381,670
Camden National Corp.	117,826	5,590,844
Capitol Federal Financial, Inc.	1,235,549	8,809,464
Cathay General Bancorp	588,432	29,339,220
Central Pacific Financial Corp.	221,511	7,079,492
Citizens Financial Group, Inc.	970,786	58,218,036
City Holding Co.	130,209	15,562,580
Coastal Financial Corp. (a) (b)	261,301	19,885,006
Columbia Banking System, Inc.	2,121,753	58,199,685
Columbia Financial, Inc. (a) (b)	158,974	2,783,635
Commerce Bancshares, Inc.	1,175,977	57,858,068
Community Financial System, Inc.	349,038	20,471,079
Community Trust Bancorp, Inc.	94,363	5,729,721
ConnectOne Bancorp, Inc. (a)	420,876	11,266,851
Cullen/Frost Bankers, Inc.	425,791	58,367,430
Customers Bancorp, Inc. (b)	542,821	37,677,206
CVB Financial Corp. (a)	1,740,184	33,742,168
Dime Community Bancshares, Inc. (a)	365,701	12,368,008
Eagle Bancorp, Inc. (a)	459,718	11,433,187
East West Bancorp, Inc.	537,413	57,374,212
Eastern Bankshares, Inc.	2,804,303	54,852,167
Enterprise Financial Services Corp.	255,711	13,836,522
Equity Bancshares, Inc. Class A	120,662	5,358,599
Esquire Financial Holdings, Inc. (a)	100,375	10,790,312
FB Financial Corp.	420,306	21,830,694
Financial Institutions, Inc.	200,469	6,356,872
First BanCorp	1,652,154	35,290,009
First Bancorp/Southern Pines NC (a)	309,265	17,427,083
Security Description	Shares	Value
First Busey Corp.	649,211	$16,405,562
First Commonwealth Financial Corp.	985,002	17,316,335
First Financial Bancorp (a)	1,109,485	30,932,442
First Financial Bankshares, Inc.	1,152,357	33,936,914
First Financial Corp.	88,808	5,612,666
First Hawaiian, Inc.	1,896,900	46,739,616
First Horizon Corp.	2,513,246	57,201,479
First Interstate BancSystem, Inc. Class A (a)	1,571,266	52,480,284
First Merchants Corp.	459,450	17,794,498
Firstsun Capital Bancorp (a) (b)	215,611	7,861,177
Flagstar Bank NA (a)	4,587,837	60,421,813
Flushing Financial Corp.	526,781	8,091,356
FNB Corp.	3,501,790	58,549,929
Fulton Financial Corp. (a)	2,500,256	50,855,207
Glacier Bancorp, Inc. (a)	1,265,824	56,544,358
Great Southern Bancorp, Inc. (a)	87,311	5,511,943
Hancock Whitney Corp.	907,749	57,723,759
Hanmi Financial Corp.	405,299	10,683,682
Heritage Commerce Corp.	892,705	11,140,958
Heritage Financial Corp. (a)	364,758	9,483,708
Hilltop Holdings, Inc.	538,908	19,303,685
Hingham Institution For Savings (a)	41,306	11,806,907
Home BancShares, Inc.	1,801,702	48,519,835
HomeTrust Bancshares, Inc.	100,608	4,290,931
Hope Bancorp, Inc.	1,428,942	15,961,282
Horizon Bancorp, Inc.	549,846	9,110,948
Huntington Bancshares, Inc.	3,631,676	56,835,729
Independent Bank Corp. (c)	433,440	32,599,022
Independent Bank Corp. (c)	194,234	6,467,992
International Bancshares Corp.	399,947	26,912,434
Kearny Financial Corp.	552,723	4,173,059
Lakeland Financial Corp. (a)	236,837	13,589,707
Live Oak Bancshares, Inc.	507,652	16,788,052
M&T Bank Corp.	279,536	57,785,682
Mechanics Bancorp Class A (a)	681,884	10,057,789
Mercantile Bank Corp.	126,874	6,407,137
Metropolitan Bank Holding Corp. (a)	156,240	13,013,230
Mid Penn Bancorp, Inc. (a)	149,604	4,811,265
Midland States Bancorp, Inc.	248,542	5,544,972
National Bank Holdings Corp. Class A	578,011	22,634,911
NB Bancorp, Inc.	371,791	7,833,636
NBT Bancorp, Inc.	301,479	12,836,976
Nicolet Bankshares, Inc.	169,682	25,218,139
Northeast Bank (a)	149,440	16,792,573
Northfield Bancorp, Inc. (a)	223,911	3,031,755
Northrim BanCorp, Inc.	279,862	6,403,243
Northwest Bancshares, Inc.	1,261,428	16,007,521
OceanFirst Financial Corp. (a)	866,024	15,623,073
OFG Bancorp	394,894	15,977,411
Old National Bancorp	2,595,853	57,368,351
Old Second Bancorp, Inc.	442,373	8,918,240
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Origin Bancorp, Inc.	259,529	$10,760,072
Orrstown Financial Services, Inc.	355,157	12,814,065
Park National Corp. (a)	88,287	14,430,510
Pathward Financial, Inc.	310,148	27,674,506
Peapack-Gladstone Financial Corp.	137,159	4,829,368
Peoples Bancorp, Inc. (a)	340,140	11,180,402
Pinnacle Financial Partners, Inc.	667,217	57,474,072
Popular, Inc.	440,855	59,149,515
Preferred Bank	126,025	11,429,207
Prosperity Bancshares, Inc.	862,749	57,959,478
Provident Financial Services, Inc.	1,062,859	22,490,096
QCR Holdings, Inc.	131,597	11,244,964
Regions Financial Corp.	2,167,072	56,603,921
Renasant Corp.	881,534	31,849,823
Republic Bancorp, Inc. Class A	45,044	3,177,854
S&T Bancorp, Inc.	293,137	12,261,921
Seacoast Banking Corp. of Florida (a)	952,510	28,851,528
ServisFirst Bancshares, Inc.	425,544	30,992,370
Shore Bancshares, Inc. (a)	284,799	5,320,045
Simmons First National Corp. Class A	1,459,396	28,385,252
SmartFinancial, Inc.	104,222	4,072,996
South Plains Financial, Inc.	96,794	4,055,669
Southern Missouri Bancorp, Inc.	72,365	4,627,018
Southside Bancshares, Inc.	167,300	5,201,357
Southstate Bank Corp.	619,036	57,273,211
Stellar Bancorp, Inc.	342,120	12,525,013
Stock Yards Bancorp, Inc. (a)	189,027	12,530,600
Texas Capital Bancshares, Inc. (b)	624,711	59,272,580
TFS Financial Corp. (a)	966,355	13,577,288
Third Coast Bancshares, Inc. (b)	93,253	3,527,761
Tompkins Financial Corp. (a)	79,766	6,288,751
Towne Bank	565,183	19,029,712
TriCo Bancshares	193,640	9,205,646
Triumph Financial, Inc. (a) (b)	368,859	22,006,128
Truist Financial Corp.	1,244,184	57,195,138
TrustCo Bank Corp.	147,859	6,473,267
Trustmark Corp.	419,434	17,674,949
UMB Financial Corp.	508,383	57,340,519
United Bankshares, Inc.	1,109,572	45,958,472
United Community Banks, Inc.	1,211,406	38,147,175
Security Description	Shares	Value
Univest Financial Corp.	212,813	$7,290,973
Valley National Bancorp	4,760,962	58,464,613
WaFd, Inc.	834,202	26,193,943
Washington Trust Bancorp, Inc.	149,256	4,994,106
Webster Financial Corp.	825,952	57,337,588
WesBanco, Inc.	763,408	26,329,942
Westamerica BanCorp	187,749	9,791,110
Western Alliance Bancorp	816,070	57,818,559
Wintrust Financial Corp.	421,778	58,601,835
WSFS Financial Corp.	533,975	34,954,003
Zions Bancorp NA	1,035,488	59,664,819
TOTAL COMMON STOCKS (Cost $4,197,403,708)		3,886,316,684
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	3,817,274	3,817,274
State Street Navigator Securities Lending Portfolio II (f) (g)	49,907,424	49,907,424
TOTAL SHORT-TERM INVESTMENTS (Cost $53,724,698)		53,724,698
TOTAL INVESTMENTS — 101.2% (Cost $4,251,128,406)		3,940,041,382
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(46,602,724)
NET ASSETS — 100.0%		$3,893,438,658

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,886,316,684	$—	$—	$3,886,316,684
Short-Term Investments	53,724,698	—	—	53,724,698
TOTAL INVESTMENTS	$3,940,041,382	$—	$—	$3,940,041,382
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,159,485	$3,159,485	$127,097,929	$126,440,140	$—	$—	3,817,274	$3,817,274	$130,192
State Street Navigator Securities Lending Portfolio II	58,575,769	58,575,769	1,510,591,659	1,519,260,004	—	—	49,907,424	49,907,424	175,004
Total		$61,735,254	$1,637,689,588	$1,645,700,144	$—	$—		$53,724,698	$305,196
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 19.8%
Abercrombie & Fitch Co. Class A (a)	57,773	$5,278,719
American Eagle Outfitters, Inc.	277,487	4,634,033
Boot Barn Holdings, Inc. (a)	29,780	4,358,601
Buckle, Inc.	99,899	5,030,914
Burlington Stores, Inc. (a)	16,594	5,399,356
Caleres, Inc. (b)	327,812	3,455,138
Gap, Inc.	214,232	5,184,414
RealReal, Inc. (a)	502,233	4,560,276
Revolve Group, Inc. (a)	205,822	4,653,635
Ross Stores, Inc.	23,640	5,121,133
Stitch Fix, Inc. Class A (a) (b)	934,730	3,093,956
ThredUp, Inc. Class A (a)	990,916	3,250,204
TJX Cos., Inc.	31,975	5,106,408
Urban Outfitters, Inc. (a)	77,676	4,920,775
Victoria's Secret & Co. (a) (b)	111,673	5,177,160
		69,224,722
AUTOMOTIVE RETAIL — 22.4%
Advance Auto Parts, Inc. (b)	94,556	4,987,829
Arko Corp.	205,802	1,144,259
Asbury Automotive Group, Inc. (a)	25,272	4,938,401
AutoNation, Inc. (a)	26,491	5,172,633
AutoZone, Inc. (a)	1,369	4,624,181
Camping World Holdings, Inc. Class A (b)	600,507	4,101,463
CarMax, Inc. (a)	118,654	4,933,633
Carvana Co. (a)	16,300	5,124,394
EVgo, Inc. (a) (b)	1,352,455	2,326,222
Group 1 Automotive, Inc.	16,125	5,331,409
Lithia Motors, Inc. (b)	19,113	4,772,898
Monro, Inc. (b)	293,136	4,701,901
Murphy USA, Inc.	11,339	5,601,126
O'Reilly Automotive, Inc. (a)	53,415	4,930,739
Penske Automotive Group, Inc. (b)	33,536	5,014,303
Sonic Automotive, Inc. Class A (b)	82,124	5,631,243
Valvoline, Inc. (a)	145,210	4,890,673
		78,227,307
BROADLINE RETAIL — 12.8%
Amazon.com, Inc. (a)	23,712	4,938,498
Coupang, Inc. (a)	268,615	5,071,451
Dillard's, Inc. Class A (b)	8,372	4,789,705
eBay, Inc.	55,002	5,006,282
Etsy, Inc. (a)	95,707	4,783,436
Groupon, Inc. (a) (b)	263,577	3,136,566
Kohl's Corp.	365,668	4,717,117
Macy's, Inc.	288,607	5,220,901
Ollie's Bargain Outlet Holdings, Inc. (a)	48,786	4,490,263
Savers Value Village, Inc. (a)	352,058	2,619,312
		44,773,531
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 2.8%
Best Buy Co., Inc.	79,845	$5,126,049
GameStop Corp. Class A (a)	206,118	4,748,959
		9,875,008
CONSUMER STAPLES MERCHANDISE RETAIL — 9.9%
BJ's Wholesale Club Holdings, Inc. (a)	53,962	5,310,940
Costco Wholesale Corp.	5,088	5,069,836
Dollar General Corp.	34,767	4,127,886
Dollar Tree, Inc. (a)	44,531	4,876,590
PriceSmart, Inc.	34,581	5,204,441
Target Corp.	42,456	5,145,667
Walmart, Inc.	40,833	5,074,725
		34,810,085
FOOD RETAIL — 11.9%
Albertsons Cos., Inc. Class A (b)	306,692	5,226,032
Casey's General Stores, Inc.	7,358	5,355,594
Grocery Outlet Holding Corp. (a) (b)	813,337	5,734,026
Ingles Markets, Inc. Class A	58,877	5,292,453
Kroger Co.	69,806	5,051,162
Maplebear, Inc. (a)	136,735	5,122,093
Sprouts Farmers Market, Inc. (a)	66,924	5,161,848
Weis Markets, Inc.	66,787	4,567,563
		41,510,771
OTHER SPECIALTY RETAIL — 20.3%
Academy Sports & Outdoors, Inc.	87,242	4,924,811
Bath & Body Works, Inc.	251,521	4,695,897
Build-A-Bear Workshop, Inc. (b)	106,727	3,996,926
Chewy, Inc. Class A (a)	196,226	5,298,102
Dick's Sporting Goods, Inc.	25,787	5,113,304
Five Below, Inc. (a)	23,109	5,279,944
MarineMax, Inc. (a) (b)	172,503	4,667,931
National Vision Holdings, Inc. (a)	188,890	4,892,251
Sally Beauty Holdings, Inc. (a)	337,714	4,677,339
Signet Jewelers Ltd.	58,990	4,992,914
Tractor Supply Co.	101,928	4,617,338
Ulta Beauty, Inc. (a)	7,725	4,037,935
Upbound Group, Inc.	275,588	4,974,364
Warby Parker, Inc. Class A (a) (b)	198,454	4,181,426
Winmark Corp.	11,094	4,743,240
		71,093,722
TOTAL COMMON STOCKS (Cost $421,312,523)		349,515,146
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	128,706	128,706
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	4,926,422	$4,926,422
TOTAL SHORT-TERM INVESTMENTS (Cost $5,055,128)		5,055,128
TOTAL INVESTMENTS — 101.4% (Cost $426,367,651)		354,570,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(4,726,561)
NET ASSETS — 100.0%		$349,843,713

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$349,515,146	$—	$—	$349,515,146
Short-Term Investments	5,055,128	—	—	5,055,128
TOTAL INVESTMENTS	$354,570,274	$—	$—	$354,570,274
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,343	$142,343	$10,155,007	$10,168,644	$—	$—	128,706	$128,706	$11,659
State Street Navigator Securities Lending Portfolio II	22,092,851	22,092,851	400,822,403	417,988,832	—	—	4,926,422	4,926,422	62,219
Total		$22,235,194	$410,977,410	$428,157,476	$—	$—		$5,055,128	$73,878
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	219,698	$44,693,164
Allegro MicroSystems, Inc. (a) (b)	1,364,749	43,030,536
Alpha & Omega Semiconductor Ltd. (a)	475,494	10,536,947
Ambarella, Inc. (a)	835,495	43,007,105
Analog Devices, Inc.	141,310	44,956,363
Astera Labs, Inc. (a)	361,777	39,650,759
Broadcom, Inc.	132,082	40,880,700
CEVA, Inc. (a) (b)	684,901	12,793,951
Cirrus Logic, Inc. (a)	333,264	48,196,640
Credo Technology Group Holding Ltd. (a)	389,278	36,541,526
Datavault AI, Inc. (a) (b) (c)	147,739	—
Diodes, Inc. (a)	474,512	32,390,189
First Solar, Inc. (a)	225,294	44,441,494
Impinj, Inc. (a)	455,283	46,757,564
indie Semiconductor, Inc. Class A (a) (b)	7,175,403	23,104,798
Intel Corp. (a)	940,328	41,496,675
Kopin Corp. (a) (b)	4,492,697	10,108,568
Lattice Semiconductor Corp. (a)	495,633	45,974,917
MACOM Technology Solutions Holdings, Inc. (a) (b)	202,253	44,914,324
Marvell Technology, Inc.	498,839	49,410,003
MaxLinear, Inc. (a)	2,034,996	35,388,580
Microchip Technology, Inc.	685,800	44,309,538
Micron Technology, Inc.	107,752	36,402,936
Monolithic Power Systems, Inc.	42,012	45,933,820
Navitas Semiconductor Corp. (a) (b)	4,124,591	36,172,663
NVE Corp. (b)	76,125	4,986,187
NVIDIA Corp.	242,543	42,299,499
NXP Semiconductors NV	225,146	44,322,242
ON Semiconductor Corp. (a)	759,744	47,043,348
Penguin Solutions, Inc. (a) (b)	1,347,879	23,722,670
Power Integrations, Inc. (b)	963,003	49,305,754
Qorvo, Inc. (a)	573,772	44,409,953
QUALCOMM, Inc.	335,532	43,209,811
Rambus, Inc. (a) (b)	486,419	41,846,627
Rigetti Computing, Inc. (a) (b)	2,663,350	37,393,434
Semtech Corp. (a) (b)	525,699	40,420,996
Silicon Laboratories, Inc. (a)	223,679	46,558,784
SiTime Corp. (a)	128,571	44,401,995
Security Description	Shares	Value
SkyWater Technology, Inc. (a)	739,661	$20,274,108
Skyworks Solutions, Inc.	813,161	43,544,772
Synaptics, Inc. (a) (b)	588,496	41,218,260
Texas Instruments, Inc.	227,091	44,087,447
Universal Display Corp.	458,253	42,003,470
Wolfspeed, Inc. (a) (b)	771,304	12,587,681
TOTAL COMMON STOCKS (Cost $1,462,634,411)		1,614,730,798
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	1,403,096	1,403,096
State Street Navigator Securities Lending Portfolio II (f) (g)	74,485,637	74,485,637
TOTAL SHORT-TERM INVESTMENTS (Cost $75,888,733)		75,888,733
TOTAL INVESTMENTS — 104.6% (Cost $1,538,523,144)		1,690,619,531
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(74,598,632)
NET ASSETS — 100.0%		$1,616,020,899

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,614,730,798	$—	$0 (a)	$1,614,730,798
Short-Term Investments	75,888,733	—	—	75,888,733
TOTAL INVESTMENTS	$1,690,619,531	$—	$0	$1,690,619,531

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,604,043	$1,604,043	$10,442,256	$10,643,203	$—	$—	1,403,096	$1,403,096	$46,352
State Street Navigator Securities Lending Portfolio II	81,169,491	81,169,491	1,089,613,643	1,096,297,497	—	—	74,485,637	74,485,637	337,604
Total		$82,773,534	$1,100,055,899	$1,106,940,700	$—	$—		$75,888,733	$383,956
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.7%
APPLICATION SOFTWARE — 69.7%
ACI Worldwide, Inc. (a)	71,759	$2,942,837
Adobe, Inc. (a)	10,865	2,641,064
Agilysys, Inc. (a) (b)	41,016	2,917,878
Alarm.com Holdings, Inc. (a)	60,861	2,628,587
Alkami Technology, Inc. (a) (b)	160,134	2,509,300
Amplitude, Inc. Class A (a)	389,225	2,654,514
Appfolio, Inc. Class A (a) (b)	16,614	2,622,021
AppLovin Corp. Class A (a)	6,444	2,564,712
Asana, Inc. Class A (a) (b)	421,799	2,699,514
Atlassian Corp. Class A (a)	39,413	2,689,937
Aurora Innovation, Inc. (a) (b)	668,243	2,753,161
Autodesk, Inc. (a)	11,808	2,826,835
AvePoint, Inc. (a)	281,066	2,672,938
Bentley Systems, Inc. Class B (b)	76,919	2,701,395
Bill Holdings, Inc. (a)	72,159	2,763,690
Bit Digital, Inc. (a) (b)	1,824,344	2,389,891
BitMine Immersion Technologies, Inc. (b)	141,267	2,794,261
Blackbaud, Inc. (a)	66,067	2,550,847
BlackLine, Inc. (a) (b)	82,237	3,042,769
Blend Labs, Inc. Class A (a) (b)	1,633,890	2,777,613
Box, Inc. Class A (a)	120,587	2,850,677
Braze, Inc. Class A (a)	157,839	3,726,579
C3.ai, Inc. Class A (a) (b)	321,132	2,703,931
Cadence Design Systems, Inc. (a)	10,109	2,808,988
CCC Intelligent Solutions Holdings, Inc. (a) (b)	493,967	2,963,802
Cerence, Inc. (a) (b)	424,205	2,676,734
Cipher Digital, Inc. (a) (b)	210,750	2,712,352
Circle Internet Group, Inc. (a)	26,360	2,515,008
Cleanspark, Inc. (a) (b)	303,127	2,579,611
Clear Secure, Inc. Class A	66,392	3,214,037
Clearwater Analytics Holdings, Inc. Class A (a)	127,900	3,024,835
Consensus Cloud Solutions, Inc. (a) (b)	88,901	2,110,510
Core Scientific, Inc. (a) (b)	179,787	2,689,613
Daily Journal Corp. (a) (b)	5,520	2,662,517
Datadog, Inc. Class A (a)	23,325	2,753,516
Digital Turbine, Inc. (a) (b)	788,775	2,271,672
Docusign, Inc. (a)	61,952	2,937,144
Dropbox, Inc. Class A (a)	114,947	2,611,596
D-Wave Quantum, Inc. (a) (b)	157,254	2,269,175
Dynatrace, Inc. (a)	79,150	2,926,967
Elastic NV (a)	56,266	2,812,737
Fair Isaac Corp. (a)	2,552	2,724,362
Five9, Inc. (a)	177,216	2,688,367
Freshworks, Inc. Class A (a)	371,710	2,984,831
Guidewire Software, Inc. (a)	18,791	2,810,382
HubSpot, Inc. (a)	11,477	2,801,536
Hut 8 Corp. (a) (b)	58,171	2,728,802
Security Description	Shares	Value
I3 Verticals, Inc. Class A (a) (b)	128,065	$2,863,533
Intapp, Inc. (a) (b)	117,351	3,014,747
InterDigital, Inc. (b)	8,074	2,438,348
Intuit, Inc.	6,751	2,918,997
Klaviyo, Inc. Class A (a) (b)	149,732	2,913,785
Life360, Inc. (a) (b)	65,965	2,692,691
LiveRamp Holdings, Inc. (a) (b)	104,048	2,759,353
Manhattan Associates, Inc. (a)	20,737	2,760,509
MARA Holdings, Inc. (a) (b)	347,799	2,838,040
Mitek Systems, Inc. (a)	203,259	2,743,996
nCino, Inc. (a)	188,446	2,822,921
NCR Voyix Corp. (a) (b)	426,029	2,696,764
NextNav, Inc. (a) (b)	176,584	2,828,876
Nutanix, Inc. Class A (a)	77,764	2,955,810
PagerDuty, Inc. (a)	403,484	2,505,636
Palantir Technologies, Inc. Class A (a)	19,615	2,869,282
PAR Technology Corp. (a) (b)	177,110	2,360,876
Pegasystems, Inc. (b)	68,219	2,903,401
Pivotal Software, Inc. (a) (c)	91,219	—
Porch Group, Inc. (a) (b)	391,789	2,809,127
Procore Technologies, Inc. (a) (b)	53,016	3,021,912
PTC, Inc. (a)	18,687	2,662,711
Q2 Holdings, Inc. (a)	58,861	2,784,125
Red Violet, Inc. (a) (b)	63,515	2,197,619
RingCentral, Inc. Class A (b)	76,503	2,845,147
Riot Platforms, Inc. (a) (b)	200,789	2,481,752
Roper Technologies, Inc.	8,442	2,987,286
SailPoint, Inc. (a) (b)	188,327	2,493,449
Salesforce, Inc.	15,318	2,859,411
Samsara, Inc. Class A (a)	92,696	2,937,536
SEMrush Holdings, Inc. Class A (a) (b)	249,470	2,978,672
ServiceTitan, Inc. Class A (a) (b)	37,886	2,404,246
SoundHound AI, Inc. Class A (a) (b)	381,730	2,622,485
Sprinklr, Inc. Class A (a) (b)	498,940	2,993,640
Sprout Social, Inc. Class A (a)	494,789	2,820,297
SPS Commerce, Inc. (a)	47,231	2,629,350
Strategy, Inc. (a) (b)	21,497	2,682,826
Synopsys, Inc. (a)	6,868	2,723,025
Terawulf, Inc. (a) (b)	195,380	2,819,333
Trimble, Inc. (a)	43,989	2,869,402
Tyler Technologies, Inc. (a)	8,537	2,922,898
Unity Software, Inc. (a)	148,387	3,255,611
Vertex, Inc. Class A (a) (b)	210,452	2,502,274
Weave Communications, Inc. (a) (b)	595,928	2,753,187
Workday, Inc. Class A (a)	21,573	2,802,764
Workiva, Inc. (a)	47,801	2,850,374
Yext, Inc. (a)	543,634	2,087,555
Zeta Global Holdings Corp. Class A (a) (b)	163,031	2,595,453
Zoom Communications, Inc. (a)	39,102	3,143,410
		261,128,487
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
INTERACTIVE HOME ENTERTAINMENT — 2.3%
Electronic Arts, Inc.	14,874	$3,032,362
ROBLOX Corp. Class A (a)	49,241	2,785,071
Take-Two Interactive Software, Inc. (a)	14,087	2,782,183
		8,599,616
IT CONSULTING & OTHER SERVICES — 8.3%
Accenture PLC Class A	14,759	2,926,562
ASGN, Inc. (a) (b)	76,899	2,976,761
BigBear.ai Holdings, Inc. (a) (b)	718,280	2,528,346
Cognizant Technology Solutions Corp. Class A	47,632	2,922,223
DXC Technology Co. (a)	241,959	3,041,425
EPAM Systems, Inc. (a) (b)	20,944	2,835,818
Gartner, Inc. (a)	18,540	2,935,624
Grid Dynamics Holdings, Inc. (a) (b)	449,196	2,560,417
Hackett Group, Inc.	201,197	2,617,573
International Business Machines Corp.	11,949	2,896,318
Kyndryl Holdings, Inc. (a) (b)	234,888	3,081,730
		31,322,797
SYSTEMS SOFTWARE — 20.4%
A10 Networks, Inc.	141,874	3,280,127
Adeia, Inc. (b)	127,571	3,065,531
Appian Corp. Class A (a)	116,478	2,808,285
Arteris, Inc. (a)	190,376	3,129,782
Commvault Systems, Inc. (a)	36,762	2,863,392
Crowdstrike Holdings, Inc. Class A (a)	6,727	2,626,288
Dolby Laboratories, Inc. Class A	46,573	2,797,174
Fortinet, Inc. (a)	35,621	2,910,948
Gen Digital, Inc.	140,004	2,636,275
Gitlab, Inc. Class A (a)	128,397	2,778,511
Microsoft Corp.	7,345	2,718,899
N-able, Inc. (a) (b)	618,229	2,887,129
Netskope, Inc. Class A (a)	245,151	2,081,332
OneSpan, Inc. (b)	274,832	2,893,981
Onestream, Inc. (a)	124,542	2,989,008
Oracle Corp.	18,230	2,681,815
Palo Alto Networks, Inc. (a)	18,030	2,890,570
Progress Software Corp. (a)	81,605	2,093,168
Qualys, Inc. (a)	30,764	2,702,617
Rapid7, Inc. (a)	423,601	2,334,042
Rubrik, Inc. Class A (a)	51,698	2,531,651
SentinelOne, Inc. Class A (a)	210,006	2,704,877
Security Description	Shares	Value
ServiceNow, Inc. (a)	25,717	$2,688,712
Tenable Holdings, Inc. (a)	144,987	2,452,455
Teradata Corp. (a)	108,966	2,792,799
UiPath, Inc. Class A (a) (b)	240,200	2,666,220
Varonis Systems, Inc. (a)	123,466	2,650,815
Zscaler, Inc. (a)	19,333	2,712,227
		76,368,630
TOTAL COMMON STOCKS (Cost $508,684,574)		377,419,530
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	281,778	281,778
State Street Navigator Securities Lending Portfolio II (f) (g)	33,717,949	33,717,949
TOTAL SHORT-TERM INVESTMENTS (Cost $33,999,727)		33,999,727
TOTAL INVESTMENTS — 109.8% (Cost $542,684,301)		411,419,257
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(36,867,602)
NET ASSETS — 100.0%		$374,551,655

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$377,419,530	$—	$0 (a)	$377,419,530
Short-Term Investments	33,999,727	—	—	33,999,727
TOTAL INVESTMENTS	$411,419,257	$—	$0	$411,419,257

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	186,357	$186,357	$22,673,831	$22,578,410	$—	$—	281,778	$281,778	$11,461
State Street Navigator Securities Lending Portfolio II	48,058,499	48,058,499	141,923,579	156,264,129	—	—	33,717,949	33,717,949	133,667
Total		$48,244,856	$164,597,410	$178,842,539	$—	$—		$33,999,727	$145,128
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 19.9%
Anterix, Inc. (a) (b)	107,165	$4,092,631
AST SpaceMobile, Inc. (a) (b)	170,694	14,145,412
Bandwidth, Inc. Class A (a)	141,221	2,516,558
Cogent Communications Holdings, Inc. (b)	422,667	7,963,046
Globalstar, Inc. (a) (b)	261,453	17,365,708
Iridium Communications, Inc.	607,120	16,841,509
Liberty Global Ltd. Class C (a)	521,993	6,122,978
Liberty Latin America Ltd. Class C (a) (b)	573,575	5,058,932
Lumen Technologies, Inc. (a)	2,264,175	15,736,016
		89,842,790
COMMUNICATIONS EQUIPMENT — 54.6%
ADTRAN Holdings, Inc. (a) (b)	663,096	8,341,748
Applied Optoelectronics, Inc. (a) (b)	118,545	10,027,721
Arista Networks, Inc. (a)	108,920	13,373,198
Calix, Inc. (a)	295,278	14,465,669
Ciena Corp. (a)	44,301	17,198,977
Cisco Systems, Inc.	192,784	14,958,111
Clearfield, Inc. (a) (b)	70,681	1,870,926
Digi International, Inc. (a) (b)	166,748	8,037,254
Extreme Networks, Inc. (a)	1,010,207	15,233,921
F5, Inc. (a)	52,006	15,046,896
Harmonic, Inc. (a)	684,795	6,149,459
Lumentum Holdings, Inc. (a) (b)	22,414	15,751,663
Motorola Solutions, Inc.	32,545	14,123,554
NETGEAR, Inc. (a)	277,876	6,068,812
NetScout Systems, Inc. (a)	297,323	9,451,898
Ondas, Inc. (a) (b)	1,531,708	13,846,640
Ubiquiti, Inc.	19,663	15,539,472
Viasat, Inc. (a)	324,575	14,865,535
Viavi Solutions, Inc. (a)	500,392	16,653,046
Vistance Networks, Inc. (a)	847,798	15,429,924
		246,434,424
INTEGRATED TELECOMMUNICATION SERVICES — 16.8%
AT&T, Inc.	554,380	16,071,476
Comcast Corp. Class A	492,532	14,140,594
GCI Liberty, Inc. Class C (a) (b)	335,558	12,486,113
IDT Corp. Class B	97,425	4,783,567
Shenandoah Telecommunications Co. (b)	156,295	2,410,069
Security Description	Shares	Value
Uniti Group, Inc.	1,165,899	$10,936,133
Verizon Communications, Inc.	297,089	14,913,868
		75,741,820
WIRELESS TELECOMMUNICATION SERVICES — 8.6%
Array Digital Infrastructure, Inc. (b)	147,539	6,807,449
Gogo, Inc. (a)	726,327	2,919,835
Telephone & Data Systems, Inc.	343,051	14,442,447
T-Mobile U.S., Inc.	70,538	14,815,096
		38,984,827
TOTAL COMMON STOCKS (Cost $404,985,049)		451,003,861
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	257,490	257,490
State Street Navigator Securities Lending Portfolio II (e) (f)	20,453,577	20,453,577
TOTAL SHORT-TERM INVESTMENTS (Cost $20,711,067)		20,711,067
TOTAL INVESTMENTS — 104.5% (Cost $425,696,116)		471,714,928
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(20,502,935)
NET ASSETS — 100.0%		$451,211,993

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$451,003,861	$—	$—	$451,003,861
Short-Term Investments	20,711,067	—	—	20,711,067
TOTAL INVESTMENTS	$471,714,928	$—	$—	$471,714,928
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	108,069	$108,069	$20,166,702	$20,017,281	$—	$—	257,490	$257,490	$6,750
State Street Navigator Securities Lending Portfolio II	10,345,873	10,345,873	156,927,417	146,819,713	—	—	20,453,577	20,453,577	48,522
Total		$10,453,942	$177,094,119	$166,836,994	$—	$—		$20,711,067	$55,272
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 15.8%
CH Robinson Worldwide, Inc.	38,121	$6,330,754
Expeditors International of Washington, Inc.	47,589	6,816,172
FedEx Corp.	18,542	6,604,290
Forward Air Corp. (a) (b)	179,617	3,001,400
GXO Logistics, Inc. (a)	122,728	6,363,447
Hub Group, Inc. Class A	180,669	6,511,311
United Parcel Service, Inc. Class B	66,478	6,540,106
		42,167,480
AIRLINES — 25.1%
Alaska Air Group, Inc. (a) (b)	162,172	5,964,686
Allegiant Travel Co. (a) (b)	81,570	6,610,433
American Airlines Group, Inc. (a) (b)	606,970	6,518,858
Delta Air Lines, Inc.	113,307	7,532,649
Frontier Group Holdings, Inc. (a) (b)	639,956	2,259,045
JetBlue Airways Corp. (a) (b)	1,519,490	6,716,146
Joby Aviation, Inc. (a) (b)	655,029	5,410,540
SkyWest, Inc. (a)	73,786	6,775,768
Southwest Airlines Co.	160,119	6,015,671
Sun Country Airlines Holdings, Inc. (a)	373,976	6,178,083
United Airlines Holdings, Inc. (a)	73,897	6,803,697
		66,785,576
CARGO GROUND TRANSPORTATION — 34.4%
ArcBest Corp. (b)	72,907	7,171,133
Covenant Logistics Group, Inc.	49,538	1,344,957
Heartland Express, Inc. (b)	238,902	2,484,581
JB Hunt Transport Services, Inc.	31,855	6,750,074
Knight-Swift Transportation Holdings, Inc.	120,240	6,923,419
Landstar System, Inc.	45,068	7,224,851
Marten Transport Ltd.	291,385	3,825,885
Old Dominion Freight Line, Inc.	35,496	6,935,918
RXO, Inc. (a) (b)	527,219	7,707,942
Ryder System, Inc.	34,442	7,050,622
Saia, Inc. (a)	19,628	6,894,924
Schneider National, Inc. Class B (b)	266,545	7,026,126
U-Haul Holding Co.	152,052	6,792,163
Werner Enterprises, Inc. (b)	226,387	6,658,042
XPO, Inc. (a) (b)	34,559	6,723,453
		91,514,090
MARINE — 6.4%
Genco Shipping & Trading Ltd. (b)	126,249	2,846,915
Security Description	Shares	Value
Kirby Corp. (a)	53,048	$7,049,018
Matson, Inc. (b)	43,529	7,136,144
		17,032,077
PASSENGER GROUND TRANSPORTATION — 10.0%
Avis Budget Group, Inc. (a) (b)	66,225	9,658,916
Hertz Global Holdings, Inc. (a) (b)	808,548	3,727,407
Lyft, Inc. Class A (a) (b)	503,453	6,695,925
Uber Technologies, Inc. (a)	89,382	6,429,247
		26,511,495
RAILROADS — 8.2%
CSX Corp.	166,115	6,819,021
FTAI Infrastructure, Inc. (b)	426,015	2,104,514
Norfolk Southern Corp.	22,520	6,463,240
Union Pacific Corp.	26,685	6,474,314
		21,861,089
TOTAL COMMON STOCKS (Cost $291,615,560)		265,871,807
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	218,468	218,468
State Street Navigator Securities Lending Portfolio II (e) (f)	21,990,606	21,990,606
TOTAL SHORT-TERM INVESTMENTS (Cost $22,209,074)		22,209,074
TOTAL INVESTMENTS — 108.2% (Cost $313,824,634)		288,080,881
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(21,909,019)
NET ASSETS — 100.0%		$266,171,862

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$265,871,807	$—	$—	$265,871,807
Short-Term Investments	22,209,074	—	—	22,209,074
TOTAL INVESTMENTS	$288,080,881	$—	$—	$288,080,881
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	163,033	$163,033	$2,851,962	$2,796,527	$—	$—	218,468	$218,468	$5,021
State Street Navigator Securities Lending Portfolio II	9,628,049	9,628,049	149,593,953	137,231,396	—	—	21,990,606	21,990,606	37,316
Total		$9,791,082	$152,445,915	$140,027,923	$—	$—		$22,209,074	$42,337
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Boeing Co. (a)	6,167	$1,227,418
Howmet Aerospace, Inc.	3,600	829,656
Northrop Grumman Corp.	1,027	700,660
Textron, Inc.	1,719	150,516
TransDigm Group, Inc.	502	581,798
		3,490,048
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	5,608	389,419
AUTOMOBILES — 0.6%
Ford Motor Co.	65,133	751,635
General Motors Co.	11,173	832,388
		1,584,023
BANKS — 6.4%
Bank of America Corp.	72,790	3,548,513
Citigroup, Inc.	18,291	2,074,382
JPMorgan Chase & Co.	27,346	8,044,099
PNC Financial Services Group, Inc.	4,240	882,302
Regions Financial Corp.	8,245	215,359
Wells Fargo & Co.	30,184	2,402,948
		17,167,603
BEVERAGES — 0.8%
Coca-Cola Co.	28,098	2,136,853
BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	15,722	3,419,378
Alnylam Pharmaceuticals, Inc. (a)	1,263	417,889
Biogen, Inc. (a)	1,497	274,445
Gilead Sciences, Inc.	13,225	1,843,168
Incyte Corp. (a)	1,446	136,097
Insmed, Inc. (a)	2,270	371,190
Neurocrine Biosciences, Inc. (a)	967	127,393
Vertex Pharmaceuticals, Inc. (a)	2,491	1,112,331
		7,701,891
BROADLINE RETAIL — 0.7%
eBay, Inc.	6,977	635,047
MercadoLibre, Inc. (a)	667	1,153,256
		1,788,303
BUILDING PRODUCTS — 0.5%
Johnson Controls International PLC	5,286	692,201
Trane Technologies PLC	1,747	728,045
		1,420,246
CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc.	850	377,740
ARES Management Corp. Class A	1,778	193,980
Bank of New York Mellon Corp.	6,129	727,083
Blackrock, Inc.	860	827,071
LPL Financial Holdings, Inc.	680	204,564
Morgan Stanley	10,629	1,749,215
Nasdaq, Inc.	4,065	345,078
S&P Global, Inc.	2,575	1,095,250
Security Description	Shares	Value
State Street Corp. (b)	2,460	$311,338
		5,831,319
CHEMICALS — 1.4%
Dow, Inc.	6,287	261,854
DuPont de Nemours, Inc.	3,498	160,208
Ecolab, Inc.	2,625	698,303
Linde PLC	4,783	2,371,220
LyondellBasell Industries NV Class A	2,040	164,342
		3,655,927
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Waste Connections, Inc.	2,963	481,309
Waste Management, Inc.	3,644	837,355
		1,318,664
CONSTRUCTION & ENGINEERING — 0.1%
EMCOR Group, Inc.	409	301,969
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	4,838	508,571
CONSUMER FINANCE — 0.8%
American Express Co.	5,771	1,745,612
Synchrony Financial	3,989	271,332
		2,016,944
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.7%
Casey's General Stores, Inc.	348	253,295
Costco Wholesale Corp.	4,299	4,283,653
		4,536,948
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	521	89,966
Ball Corp.	2,210	130,633
		220,599
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	2,404	163,376
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.1%
AT&T, Inc.	241,505	7,001,230
Verizon Communications, Inc.	240,148	12,055,429
		19,056,659
ELECTRIC UTILITIES — 1.7%
American Electric Power Co., Inc.	4,056	531,661
Duke Energy Corp.	6,727	880,833
Edison International	4,487	328,359
Entergy Corp.	4,059	456,069
Exelon Corp.	11,213	549,661
PG&E Corp.	24,617	432,521
PPL Corp.	7,217	275,689
Southern Co.	7,813	754,111
Xcel Energy, Inc.	5,264	418,172
		4,627,076
ELECTRICAL EQUIPMENT — 1.9%
Bloom Energy Corp. Class A (a)	1,963	265,967
Eaton Corp. PLC	4,568	1,633,836
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	4,292	$562,338
GE Vernova, Inc.	2,611	2,279,142
Rockwell Automation, Inc.	1,244	446,447
		5,187,730
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Coherent Corp. (a)	4,150	988,572
Corning, Inc.	20,277	2,757,064
Flex Ltd. (a)	9,891	647,465
Jabil, Inc.	2,283	606,433
Keysight Technologies, Inc. (a)	4,417	1,247,228
TE Connectivity PLC	9,318	1,947,648
		8,194,410
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	7,255	442,918
ENTERTAINMENT — 2.8%
Electronic Arts, Inc.	8,237	1,679,277
Walt Disney Co.	61,939	5,969,681
		7,648,958
FINANCIAL SERVICES — 1.7%
PayPal Holdings, Inc.	8,799	397,979
Visa, Inc. Class A	14,047	4,245,565
		4,643,544
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	3,622	263,283
Bunge Global SA	987	125,547
Hershey Co.	1,262	262,357
Hormel Foods Corp.	2,238	50,691
Tyson Foods, Inc. Class A	2,488	159,406
		861,284
GROUND TRANSPORTATION — 0.5%
Union Pacific Corp.	5,250	1,273,755
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	17,899	1,837,690
Becton Dickinson & Co.	3,041	478,137
Cooper Cos., Inc. (a)	1,880	134,420
IDEXX Laboratories, Inc. (a)	790	443,893
Solventum Corp. (a)	1,381	90,179
Stryker Corp.	3,084	1,013,372
		3,997,691
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Cencora, Inc.	1,698	533,410
Centene Corp. (a)	4,747	155,417
Cigna Group	2,694	718,624
CVS Health Corp.	11,217	805,605
Labcorp Holdings, Inc.	796	212,381
UnitedHealth Group, Inc.	8,861	2,397,698
		4,823,135
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	7,502	123,258
Security Description	Shares	Value
Ventas, Inc. REIT	2,824	$230,947
		354,205
HOTELS, RESTAURANTS & LEISURE — 4.2%
Booking Holdings, Inc.	614	2,585,136
Carnival Corp.	23,580	610,250
Chipotle Mexican Grill, Inc. (a)	29,294	937,701
Domino's Pizza, Inc.	404	144,951
Expedia Group, Inc.	2,055	474,479
Flutter Entertainment PLC (a)	2,529	257,832
Hilton Worldwide Holdings, Inc.	3,411	1,037,217
Las Vegas Sands Corp.	5,266	283,732
Marriott International, Inc. Class A	3,929	1,285,058
Royal Caribbean Cruises Ltd.	4,076	1,121,634
Starbucks Corp.	17,040	1,526,614
Yum! Brands, Inc.	5,823	905,360
		11,169,964
HOUSEHOLD DURABLES — 0.1%
NVR, Inc. (a)	42	276,773
HOUSEHOLD PRODUCTS — 1.5%
Clorox Co.	1,131	117,206
Colgate-Palmolive Co.	7,654	652,350
Kimberly-Clark Corp.	3,204	309,090
Procter & Gamble Co.	20,546	2,967,664
		4,046,310
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	3,615	543,443
INDUSTRIAL CONGLOMERATES — 0.5%
Honeywell International, Inc.	6,108	1,380,591
INDUSTRIAL REITs — 0.5%
Prologis, Inc. REIT	9,293	1,228,349
INSURANCE — 1.3%
American International Group, Inc.	6,078	457,370
Aon PLC Class A	1,860	600,371
Arthur J Gallagher & Co.	2,285	494,885
Hartford Insurance Group, Inc.	2,824	381,890
Principal Financial Group, Inc.	2,444	220,229
Progressive Corp.	3,981	789,193
Prudential Financial, Inc.	3,157	308,407
Willis Towers Watson PLC	977	284,014
		3,536,359
INTERACTIVE MEDIA & SERVICES — 0.2%
Pinterest, Inc. Class A (a)	25,158	461,398
IT SERVICES — 1.7%
Accenture PLC Class A	18,184	3,605,705
Gartner, Inc. (a)	1,913	302,905
Twilio, Inc. Class A (a)	4,572	575,249
		4,483,859
LIFE SCIENCES TOOLS & SERVICES — 0.8%
IQVIA Holdings, Inc. (a)	1,493	254,616
Thermo Fisher Scientific, Inc.	3,657	1,797,525
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	643	$161,162
		2,213,303
MACHINERY — 3.1%
Caterpillar, Inc.	4,045	2,865,721
CNH Industrial NV	7,396	81,356
Cummins, Inc.	1,454	782,281
Deere & Co.	2,170	1,222,361
Fortive Corp.	3,172	175,348
Ingersoll Rand, Inc.	4,637	371,516
Otis Worldwide Corp.	4,184	322,503
PACCAR, Inc.	4,955	572,302
Parker-Hannifin Corp.	1,537	1,375,984
Westinghouse Air Brake Technologies Corp.	1,647	411,602
Xylem, Inc.	2,321	277,360
		8,458,334
MEDIA — 0.7%
News Corp. Class A	20,805	518,669
Omnicom Group, Inc.	12,599	948,831
Trade Desk, Inc. Class A (a)	16,928	384,096
		1,851,596
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	11,692	687,256
Newmont Corp.	6,848	741,296
		1,428,552
MULTI-UTILITIES — 0.4%
Ameren Corp.	2,852	313,492
CMS Energy Corp.	2,406	186,657
DTE Energy Co.	2,084	304,723
Public Service Enterprise Group, Inc.	4,872	394,388
		1,199,260
OIL, GAS & CONSUMABLE FUELS — 3.9%
Chevron Corp.	17,969	3,717,786
ConocoPhillips	10,404	1,373,328
EQT Corp.	4,177	265,824
Exxon Mobil Corp.	28,439	4,824,961
Occidental Petroleum Corp.	6,025	391,625
		10,573,524
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,461	176,626
PHARMACEUTICALS — 2.7%
Johnson & Johnson	17,722	4,331,966
Merck & Co., Inc.	24,221	2,913,544
		7,245,510
PROFESSIONAL SERVICES — 0.3%
Broadridge Financial Solutions, Inc.	1,183	192,214
Jacobs Solutions, Inc.	1,265	161,009
Leidos Holdings, Inc.	1,292	200,932
Paychex, Inc.	3,730	343,607
		897,762
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% *
CoStar Group, Inc. (a)	1,960	$79,066
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	1,239	202,390
Equity Residential REIT	1,758	103,986
Essex Property Trust, Inc. REIT	677	163,834
Mid-America Apartment Communities, Inc. REIT	1,109	135,431
		605,641
RETAIL REITs — 0.0% *
Kimco Realty Corp. REIT	5,133	115,338
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.7%
Advanced Micro Devices, Inc. (a)	47,010	9,563,244
Analog Devices, Inc.	12,936	4,115,459
Intel Corp. (a)	110,861	4,892,296
Micron Technology, Inc.	30,782	10,399,391
NVIDIA Corp.	68,114	11,879,082
NXP Semiconductors NV	6,127	1,206,161
		42,055,633
SOFTWARE — 11.1%
Adobe, Inc. (a)	11,988	2,914,043
Atlassian Corp. Class A (a)	4,303	293,680
Autodesk, Inc. (a)	5,182	1,240,571
Gen Digital, Inc.	13,839	260,588
HubSpot, Inc. (a)	1,497	365,418
Intuit, Inc.	8,361	3,615,129
Microsoft Corp.	31,748	11,752,157
Oracle Corp.	40,618	5,975,314
ServiceNow, Inc. (a)	29,717	3,106,912
Tyler Technologies, Inc. (a)	1,239	424,209
		29,948,021
SPECIALIZED REITs — 1.0%
Digital Realty Trust, Inc. REIT	3,092	557,209
Equinix, Inc. REIT	1,048	1,027,291
Gaming & Leisure Properties, Inc. REIT	2,516	111,635
Iron Mountain, Inc. REIT	3,183	325,112
Public Storage REIT	1,490	403,611
VICI Properties, Inc. REIT	11,505	314,317
		2,739,175
SPECIALTY RETAIL — 3.3%
AutoZone, Inc. (a)	314	1,060,623
Best Buy Co., Inc.	3,367	216,161
Burlington Stores, Inc. (a)	1,698	552,495
Dick's Sporting Goods, Inc.	889	176,280
Lowe's Cos., Inc.	9,276	2,191,733
O'Reilly Automotive, Inc. (a)	11,660	1,076,335
TJX Cos., Inc.	12,990	2,074,503
Tractor Supply Co.	14,062	637,009
Ulta Beauty, Inc. (a)	1,136	593,799
Williams-Sonoma, Inc.	2,304	420,088
		8,999,026
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Western Digital Corp.	9,808	$2,652,966
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	2,197	219,898
Lululemon Athletica, Inc. (a)	2,729	417,810
Tapestry, Inc.	4,083	576,152
		1,213,860
TOBACCO — 0.8%
Philip Morris International, Inc.	12,398	2,049,885
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Ferguson Enterprises, Inc.	1,698	396,076
WW Grainger, Inc.	547	596,673
		992,749
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,325	316,409
TOTAL COMMON STOCKS (Cost $234,678,881)		268,283,350
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $288,601)	288,601	288,601
TOTAL INVESTMENTS — 100.0% (Cost $234,967,482)		268,571,951
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		131,103
NET ASSETS — 100.0%		$268,703,054

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	06/18/2026	$336,355	$328,538	$(7,817)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$268,283,350	$—	$—	$268,283,350
Short-Term Investment	288,601	—	—	288,601
TOTAL INVESTMENTS	$268,571,951	$—	$—	$268,571,951
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(7,817)	$—	$—	$(7,817)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(7,817)	$—	$—	$(7,817)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	2,733	$290,627	$135,107	$169,118	$8,660	$46,062	2,460	$311,338	$6,480
State Street Institutional U.S. Government Money Market Fund, Class G Shares	283,995	283,995	5,150,040	5,145,434	—	—	288,601	288,601	9,276
State Street Navigator Securities Lending Portfolio II	158,283	158,283	7,121,332	7,279,615	—	—	—	—	276
Total		$732,905	$12,406,479	$12,594,167	$8,660	$46,062		$599,939	$16,032
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 4.7%
Curtiss-Wright Corp.	7,000	$4,767,840
General Dynamics Corp.	31,922	10,956,269
HEICO Corp.	18,360	5,034,312
L3Harris Technologies, Inc.	15,723	5,426,793
Lockheed Martin Corp.	7,481	4,521,442
Northrop Grumman Corp.	8,123	5,541,835
RTX Corp.	30,900	5,960,610
Textron, Inc.	63,200	5,533,792
TransDigm Group, Inc.	4,780	5,539,829
		53,282,722
BEVERAGES — 2.2%
Coca-Cola Co.	157,800	12,000,690
PepsiCo, Inc.	83,512	12,968,579
		24,969,269
BIOTECHNOLOGY — 0.6%
AbbVie, Inc.	30,000	6,524,700
BUILDING PRODUCTS — 0.8%
Allegion PLC	31,300	4,547,577
Lennox International, Inc.	9,400	4,362,822
		8,910,399
CAPITAL MARKETS — 1.4%
CME Group, Inc.	45,701	13,497,790
SEI Investments Co.	36,613	2,873,022
		16,370,812
CHEMICALS — 2.4%
Ecolab, Inc.	30,080	8,001,882
Linde PLC	19,724	9,778,370
LyondellBasell Industries NV Class A	93,400	7,524,304
NewMarket Corp.	2,926	1,875,420
		27,179,976
COMMERCIAL SERVICES & SUPPLIES — 2.6%
Cintas Corp.	34,500	5,835,330
Republic Services, Inc.	42,346	9,274,621
Rollins, Inc.	114,080	6,093,013
Waste Management, Inc.	36,565	8,402,271
		29,605,235
COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	106,213	8,241,067
Motorola Solutions, Inc.	14,597	6,334,660
		14,575,727
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	47,000	3,986,540
CONSTRUCTION MATERIALS — 1.1%
Martin Marietta Materials, Inc.	10,320	6,075,178
Vulcan Materials Co.	23,730	6,461,679
		12,536,857
Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Casey's General Stores, Inc.	8,231	$5,991,015
Costco Wholesale Corp.	5,888	5,866,980
Walmart, Inc.	68,171	8,472,292
		20,330,287
CONTAINERS & PACKAGING — 1.8%
Amcor PLC	168,270	6,688,733
AptarGroup, Inc.	23,305	2,936,896
Avery Dennison Corp.	27,861	4,811,037
Packaging Corp. of America	31,396	6,662,859
		21,099,525
DISTRIBUTORS — 0.4%
Genuine Parts Co.	45,600	4,822,200
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International (a)	49,289	4,066,835
DIVERSIFIED REITs — 0.7%
Essential Properties Realty Trust, Inc. REIT	76,300	2,316,468
WP Carey, Inc. REIT	78,900	5,362,044
		7,678,512
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	211,839	6,141,213
Comcast Corp. Class A	167,445	4,807,346
Verizon Communications, Inc.	160,823	8,073,314
		19,021,873
ELECTRIC UTILITIES — 5.1%
Duke Energy Corp.	131,439	17,210,623
Evergy, Inc.	82,900	6,791,168
FirstEnergy Corp.	210,700	10,674,062
IDACORP, Inc.	20,000	2,859,400
OGE Energy Corp.	74,900	3,592,204
Southern Co.	151,557	14,628,281
TXNM Energy, Inc.	39,400	2,303,324
		58,059,062
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	35,075	7,518,677
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	49,787	6,290,588
Teledyne Technologies, Inc. (b)	7,840	4,743,278
		11,033,866
ENTERTAINMENT — 0.8%
Liberty Media Corp.-Liberty Formula One Class C (b)	76,000	6,461,520
Madison Square Garden Sports Corp. (b)	7,600	2,442,640
		8,904,160
FINANCIAL SERVICES — 2.8%
Berkshire Hathaway, Inc. Class B (b)	21,395	10,252,484
Jack Henry & Associates, Inc.	26,220	4,143,809
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Mastercard, Inc. Class A	17,040	$8,514,207
Visa, Inc. Class A	32,043	9,684,676
		32,595,176
FOOD PRODUCTS — 0.6%
General Mills, Inc.	194,000	7,220,680
GAS UTILITIES — 0.3%
National Fuel Gas Co.	34,223	3,215,593
GROUND TRANSPORTATION — 0.9%
CSX Corp.	122,400	5,024,520
Union Pacific Corp.	23,796	5,773,386
		10,797,906
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	72,609	7,454,766
Becton Dickinson & Co.	54,325	8,541,520
Boston Scientific Corp. (b)	110,428	6,929,357
Hologic, Inc. (b)	80,300	6,069,877
Medtronic PLC	70,800	6,134,820
Stryker Corp.	19,880	6,532,369
		41,662,709
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cencora, Inc.	18,815	5,910,544
Labcorp Holdings, Inc.	25,040	6,680,923
		12,591,467
HEALTH CARE REITs — 4.3%
Omega Healthcare Investors, Inc. REIT	107,600	4,715,032
Welltower, Inc. REIT	224,200	44,326,582
		49,041,614
HOTELS, RESTAURANTS & LEISURE — 2.9%
Darden Restaurants, Inc.	41,900	8,214,076
McDonald's Corp.	34,990	10,874,542
Restaurant Brands International, Inc.	103,700	7,663,430
Yum! Brands, Inc.	43,615	6,781,260
		33,533,308
HOUSEHOLD PRODUCTS — 1.7%
Colgate-Palmolive Co.	119,832	10,213,281
Procter & Gamble Co.	66,992	9,676,325
		19,889,606
INDUSTRIAL CONGLOMERATES — 0.5%
Honeywell International, Inc.	27,728	6,267,360
INDUSTRIAL REITs — 0.8%
EastGroup Properties, Inc. REIT	19,219	3,557,245
First Industrial Realty Trust, Inc. REIT	49,448	2,860,567
STAG Industrial, Inc. REIT	69,561	2,508,369
		8,926,181
INSURANCE — 6.1%
Aflac, Inc.	82,700	9,073,017
Chubb Ltd.	30,441	9,921,635
Security Description	Shares	Value
CNA Financial Corp. (a)	98,353	$4,516,370
Hanover Insurance Group, Inc.	12,681	2,198,251
Loews Corp.	61,762	6,592,476
Markel Group, Inc. (b)	4,491	8,596,089
Marsh & McLennan Cos., Inc.	59,256	10,277,953
Travelers Cos., Inc.	32,977	9,618,731
Willis Towers Watson PLC	30,335	8,818,385
		69,612,907
INTERACTIVE MEDIA & SERVICES — 0.3%
Alphabet, Inc. Class A	13,690	3,936,696
IT SERVICES — 0.8%
Amdocs Ltd.	39,111	2,552,384
VeriSign, Inc.	24,812	6,162,308
		8,714,692
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Danaher Corp.	31,800	6,029,280
Qiagen NV (a)	75,125	3,008,005
		9,037,285
MACHINERY — 6.4%
Crane Co.	20,800	3,556,800
Donaldson Co., Inc.	42,062	3,569,802
Dover Corp.	25,837	5,385,723
Fortive Corp.	111,812	6,180,967
Graco, Inc.	59,928	5,072,905
IDEX Corp.	27,056	5,128,465
Illinois Tool Works, Inc.	23,215	6,042,632
Nordson Corp.	19,163	5,098,508
Otis Worldwide Corp.	72,230	5,567,488
PACCAR, Inc.	44,535	5,143,793
Pentair PLC	52,100	4,538,431
Snap-on, Inc.	17,360	6,305,499
Westinghouse Air Brake Technologies Corp.	25,400	6,347,714
Xylem, Inc.	41,300	4,935,350
		72,874,077
MEDIA — 1.3%
Fox Corp. Class A	93,045	5,433,828
News Corp. Class A	182,000	4,537,260
Omnicom Group, Inc.	68,500	5,158,735
		15,129,823
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Starwood Property Trust, Inc. REIT	127,600	2,197,272
MULTI-UTILITIES — 6.8%
Ameren Corp.	100,443	11,040,694
CenterPoint Energy, Inc.	237,900	10,267,764
CMS Energy Corp.	111,226	8,628,913
Consolidated Edison, Inc.	122,948	13,915,255
DTE Energy Co.	75,576	11,050,723
NiSource, Inc.	174,132	8,124,999
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	180,200	$14,587,190
		77,615,538
OFFICE REITs — 0.2%
COPT Defense Properties REIT	82,175	2,514,555
OIL, GAS & CONSUMABLE FUELS — 3.5%
Antero Midstream Corp.	119,500	2,724,600
Cheniere Energy, Inc.	33,859	9,607,830
DT Midstream, Inc.	36,903	4,969,727
Exxon Mobil Corp.	39,925	6,773,676
Kinder Morgan, Inc.	261,821	8,778,858
Williams Cos., Inc.	100,017	7,279,237
		40,133,928
PHARMACEUTICALS — 1.6%
Johnson & Johnson	46,003	11,244,973
Royalty Pharma PLC Class A	158,500	7,603,245
		18,848,218
PROFESSIONAL SERVICES — 3.1%
Automatic Data Processing, Inc.	37,070	7,531,883
Booz Allen Hamilton Holding Corp.	43,549	3,398,128
Broadridge Financial Solutions, Inc.	40,898	6,645,107
Jacobs Solutions, Inc.	42,563	5,417,419
Paychex, Inc.	84,020	7,739,922
SS&C Technologies Holdings, Inc.	76,100	5,142,077
		35,874,536
RESIDENTIAL REITs — 5.1%
American Homes 4 Rent Class A REIT	122,135	3,410,009
AvalonBay Communities, Inc. REIT	50,946	8,322,029
Camden Property Trust REIT	49,112	4,796,278
Equity LifeStyle Properties, Inc. REIT	72,349	4,516,025
Equity Residential REIT	136,560	8,077,524
Essex Property Trust, Inc. REIT	24,160	5,846,720
Invitation Homes, Inc. REIT	221,386	5,501,442
Mid-America Apartment Communities, Inc. REIT	43,393	5,299,153
Sun Communities, Inc. REIT	44,475	5,602,071
UDR, Inc. REIT	191,385	6,464,985
		57,836,236
RETAIL REITs — 3.8%
Agree Realty Corp. REIT (a)	42,949	3,237,496
Brixmor Property Group, Inc. REIT	110,600	3,185,280
Federal Realty Investment Trust REIT	31,400	3,334,994
Kimco Realty Corp. REIT	240,600	5,406,282
NNN REIT, Inc.	68,600	2,883,258
Realty Income Corp. REIT	339,928	20,796,795
Regency Centers Corp. REIT	66,300	5,016,258
		43,860,363
Security Description	Shares	Value
SOFTWARE — 1.9%
Check Point Software Technologies Ltd. (b)	30,126	$4,303,499
Dolby Laboratories, Inc. Class A	34,410	2,066,665
Microsoft Corp.	17,736	6,565,335
Roper Technologies, Inc.	23,383	8,274,308
		21,209,807
SPECIALIZED REITs — 1.3%
Gaming & Leisure Properties, Inc. REIT	99,000	4,392,630
VICI Properties, Inc. REIT	389,000	10,627,480
		15,020,110
SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (b)	1,571	5,306,492
Home Depot, Inc.	15,432	5,075,431
Lowe's Cos., Inc.	21,602	5,104,121
O'Reilly Automotive, Inc. (b)	70,556	6,513,024
TJX Cos., Inc.	49,420	7,892,374
Tractor Supply Co.	121,253	5,492,761
		35,384,203
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Apple, Inc.	25,700	6,522,403
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	13,520	3,587,126
Fastenal Co.	124,195	5,762,648
GATX Corp.	12,800	2,185,472
WW Grainger, Inc.	4,280	4,668,667
		16,203,913
TOTAL COMMON STOCKS (Cost $1,150,351,754)		1,138,745,396
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	2,301,400	2,301,400
State Street Navigator Securities Lending Portfolio II (e) (f)	1,075,161	1,075,161
TOTAL SHORT-TERM INVESTMENTS (Cost $3,376,561)		3,376,561
TOTAL INVESTMENTS — 99.9% (Cost $1,153,728,315)		1,142,121,957
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,451,512
NET ASSETS — 100.0%		$1,143,573,469

See accompanying notes to Schedule of Investments.

STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,138,745,396	$—	$—	$1,138,745,396
Short-Term Investments	3,376,561	—	—	3,376,561
TOTAL INVESTMENTS	$1,142,121,957	$—	$—	$1,142,121,957
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,350,568	$1,350,568	$33,749,548	$32,798,716	$—	$—	2,301,400	$2,301,400	$52,244
State Street Navigator Securities Lending Portfolio II	4,392,179	4,392,179	186,015,647	189,332,665	—	—	1,075,161	1,075,161	12,499
Total		$5,742,747	$219,765,195	$222,131,381	$—	$—		$3,376,561	$64,743
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 0.8%
Ducommun, Inc. (a)	3,093	$377,346
National Presto Industries, Inc.	4,450	609,917
Park Aerospace Corp.	23,369	639,843
		1,627,106
AIR FREIGHT & LOGISTICS — 0.4%
Hub Group, Inc. Class A	10,661	384,223
Radiant Logistics, Inc. (a)	52,245	368,327
		752,550
AIRLINES — 0.2%
Copa Holdings SA Class A	4,046	459,666
AUTO COMPONENTS — 1.1%
Dorman Products, Inc. (a)	3,359	350,545
Gentex Corp.	31,692	692,470
Phinia, Inc.	5,045	345,280
Standard Motor Products, Inc.	12,126	421,257
Visteon Corp. (b)	3,942	359,156
		2,168,708
BANKS — 22.7%
1st Source Corp.	11,164	772,660
ACNB Corp.	12,051	576,881
Associated Banc-Corp.	22,734	587,901
Avidbank Holdings, Inc. (a)	12,209	347,957
Banc of California, Inc.	34,169	600,691
BancFirst Corp.	5,860	635,810
Bank First Corp.	6,764	913,546
Bank of NT Butterfield & Son Ltd.	14,210	745,741
Bankwell Financial Group, Inc.	8,541	414,409
Bar Harbor Bankshares	23,626	766,664
BayCom Corp.	15,114	449,264
Beacon Financial Corp.	19,641	589,230
Byline Bancorp, Inc.	21,433	676,640
California BanCorp	37,575	665,829
Camden National Corp.	13,771	653,434
Capital City Bank Group, Inc.	19,343	840,647
Capitol Federal Financial, Inc.	87,375	622,984
Cathay General Bancorp	12,055	601,062
Citizens & Northern Corp. (b)	24,800	554,032
City Holding Co.	10,231	1,222,809
CNB Financial Corp.	25,901	750,093
CoastalSouth Bancshares, Inc.	14,970	368,112
Community Trust Bancorp, Inc.	15,738	955,611
Enterprise Financial Services Corp.	10,509	568,642
Esquire Financial Holdings, Inc.	6,320	679,400
Farmers National Banc Corp.	47,342	623,021
First Bancorp, Inc.	14,268	399,932
First Busey Corp.	28,691	725,022
First Business Financial Services, Inc.	11,075	597,275
First Community Bankshares, Inc. (b)	14,544	603,867
First Financial Corp.	12,916	816,291
Security Description	Shares	Value
First Hawaiian, Inc.	25,059	$617,454
First Mid Bancshares, Inc.	15,055	620,115
FS Bancorp, Inc.	9,321	359,697
German American Bancorp, Inc.	19,529	816,117
Great Southern Bancorp, Inc.	11,065	698,534
Hilltop Holdings, Inc.	18,182	651,279
Home Bancorp, Inc.	9,818	594,774
Home BancShares, Inc.	29,246	787,595
HomeTrust Bancshares, Inc.	15,859	676,386
International Bancshares Corp.	10,899	733,394
Isabella Bank Corp.	9,634	439,985
Lakeland Financial Corp.	10,839	621,942
Metrocity Bankshares, Inc. (b)	21,868	626,956
National Bank Holdings Corp. Class A	17,235	674,923
Northeast Community Bancorp, Inc.	19,752	470,098
Northwest Bancshares, Inc.	66,810	847,819
Norwood Financial Corp.	14,532	427,531
Oak Valley Bancorp	10,045	325,759
OFG Bancorp	15,198	614,911
Origin Bancorp, Inc.	15,819	655,856
Orrstown Financial Services, Inc.	16,327	589,078
Park National Corp.	4,385	716,728
Parke Bancorp, Inc.	14,583	414,157
PCB Bancorp	16,240	365,238
Peoples Bancorp, Inc.	25,766	846,928
Peoples Financial Services Corp.	12,135	647,160
Ponce Financial Group, Inc. (a) (b)	27,670	462,366
Preferred Bank	6,716	609,074
Red River Bancshares, Inc.	7,041	636,788
SmartFinancial, Inc.	17,273	675,029
South Plains Financial, Inc.	16,686	699,143
Southside Bancshares, Inc.	19,990	621,489
Stellar Bancorp, Inc.	17,082	625,372
TFS Financial Corp.	63,435	891,262
Timberland Bancorp, Inc.	10,703	422,019
Towne Bank	23,647	796,195
TrustCo Bank Corp.	15,139	662,785
United Bankshares, Inc.	16,912	700,495
Unity Bancorp, Inc.	10,034	520,062
Univest Financial Corp.	18,964	649,707
WesBanco, Inc.	18,707	645,204
West BanCorp, Inc.	21,671	515,553
Westamerica BanCorp	12,876	671,483
		46,969,897
BIOTECHNOLOGY — 1.1%
Agios Pharmaceuticals, Inc. (a)	6,230	210,761
Alkermes PLC (a)	14,406	509,396
Amicus Therapeutics, Inc. (a)	12,158	175,805
Arbutus Biopharma Corp. (a)	39,474	177,633
Catalyst Pharmaceuticals, Inc. (a)	8,224	203,626
Kiniksa Pharmaceuticals International PLC (a)	3,552	171,029
Mirum Pharmaceuticals, Inc. (a)	1,787	165,083
PTC Therapeutics, Inc. (a)	2,519	171,619
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)	8,387	$175,708
Vericel Corp. (a)	6,610	212,644
Zymeworks, Inc. (a)	6,462	161,808
		2,335,112
BUILDING PRODUCTS — 0.4%
AZZ, Inc.	3,455	432,324
CSW Industrials, Inc. (b)	1,718	447,677
		880,001
CAPITAL MARKETS — 1.4%
Donnelley Financial Solutions, Inc. (a)	6,927	326,539
Federated Hermes, Inc.	13,648	773,978
GCM Grosvenor, Inc. Class A	50,565	495,537
PJT Partners, Inc. Class A	4,161	581,375
Webull Corp. (a)	98,974	475,075
WisdomTree, Inc. (b)	21,260	309,546
		2,962,050
CHEMICALS — 2.5%
Ashland, Inc.	14,283	794,278
Balchem Corp.	3,931	666,226
Cabot Corp.	5,109	384,759
HB Fuller Co.	10,114	623,831
Huntsman Corp. (b)	29,488	392,485
Innospec, Inc.	8,250	602,415
Minerals Technologies, Inc.	6,764	479,703
Sensient Technologies Corp.	7,505	648,732
Stepan Co.	11,672	583,367
		5,175,796
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	14,650	564,318
ACCO Brands Corp.	110,244	330,732
Brady Corp. Class A	12,064	980,080
Brink's Co.	3,675	380,840
Casella Waste Systems, Inc. Class A (a)	8,030	637,100
Ennis, Inc.	35,498	760,367
HNI Corp.	11,551	385,688
OPENLANE, Inc. (a)	9,586	279,432
UniFirst Corp.	1,876	471,983
		4,790,540
COMMUNICATIONS EQUIPMENT — 0.8%
Aviat Networks, Inc. (a)	10,415	235,483
Digi International, Inc. (a)	5,629	271,318
Ituran Location & Control Ltd.	9,811	480,837
NetScout Systems, Inc. (a)	17,776	565,099
		1,552,737
CONSTRUCTION & ENGINEERING — 0.4%
Arcosa, Inc.	4,358	462,558
Granite Construction, Inc.	3,034	363,716
		826,274
Security Description	Shares	Value
CONSUMER FINANCE — 0.5%
Nelnet, Inc. Class A	8,164	$1,052,829
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
PriceSmart, Inc.	3,773	567,836
Village Super Market, Inc. Class A	16,034	677,116
		1,244,952
CONTAINERS & PACKAGING — 1.2%
Graphic Packaging Holding Co.	56,200	558,628
Silgan Holdings, Inc.	15,297	593,523
Sonoco Products Co.	15,888	859,382
TriMas Corp.	14,356	515,955
		2,527,488
DISTRIBUTORS — 0.1%
Weyco Group, Inc. (b)	8,423	269,957
DIVERSIFIED CONSUMER SERVICES — 1.6%
ADT, Inc.	80,452	528,570
Graham Holdings Co. Class B	720	761,227
Grand Canyon Education, Inc. (a)	2,658	451,940
H&R Block, Inc.	13,456	427,093
Matthews International Corp. Class A (b)	14,454	373,202
OneSpaWorld Holdings Ltd.	18,946	434,811
Strategic Education, Inc.	4,981	413,224
		3,390,067
DIVERSIFIED REITs — 1.5%
AH Realty Trust, Inc. REIT (b)	115,832	637,076
Alpine Income Property Trust, Inc. REIT	20,426	367,668
Broadstone Net Lease, Inc. REIT	38,750	707,962
CTO Realty Growth, Inc. REIT	45,644	843,958
Gladstone Commercial Corp. REIT	52,577	600,955
		3,157,619
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Liberty Global Ltd. Class A (a) (b)	28,121	339,983
ELECTRICAL EQUIPMENT — 0.4%
Sensata Technologies Holding PLC	12,088	425,740
Thermon Group Holdings, Inc. (a)	8,013	403,855
		829,595
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Avnet, Inc.	8,773	540,592
Badger Meter, Inc.	3,257	496,204
Benchmark Electronics, Inc.	5,655	317,019
Crane NXT Co. (b)	11,122	451,442
CTS Corp.	8,059	384,898
ePlus, Inc.	4,021	302,580
Insight Enterprises, Inc. (a)	4,831	323,725
Knowles Corp. (a)	15,082	387,306
Novanta, Inc. (a) (b)	2,546	300,708
OSI Systems, Inc. (a) (b)	1,426	378,617
Plexus Corp. (a)	2,123	429,992
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
ScanSource, Inc. (a)	8,865	$321,800
Vishay Intertechnology, Inc.	18,003	324,054
Vishay Precision Group, Inc. (a) (b)	8,959	389,000
Vontier Corp.	10,769	381,977
		5,729,914
ENERGY EQUIPMENT & SERVICES — 0.3%
Kodiak Gas Services, Inc.	5,865	342,047
Ranger Energy Services, Inc. Class A	16,861	288,997
		631,044
ENTERTAINMENT — 1.3%
Atlanta Braves Holdings, Inc. Class C (a)	24,871	1,061,992
Lionsgate Studios Corp. (a)	56,542	542,238
Madison Square Garden Entertainment Corp. (a)	9,978	587,804
Marcus Corp.	23,492	403,357
		2,595,391
FINANCIAL SERVICES — 4.1%
Alerus Financial Corp.	25,294	599,721
Banco Latinoamericano de Comercio Exterior SA	16,368	836,077
Cannae Holdings, Inc. (b)	41,205	468,501
Cass Information Systems, Inc.	16,582	729,940
Essent Group Ltd.	13,124	766,966
Euronet Worldwide, Inc. (a)	6,022	399,680
EVERTEC, Inc.	20,308	573,092
Lesaka Technologies, Inc. (a)	65,509	333,441
MGIC Investment Corp.	31,753	833,516
NMI Holdings, Inc. (a)	18,820	705,938
Radian Group, Inc.	21,314	705,067
Waterstone Financial, Inc.	22,054	397,634
Western Union Co. (b)	79,255	691,896
WEX, Inc. (a)	2,475	378,774
		8,420,243
FOOD PRODUCTS — 2.0%
Alico, Inc. (b)	8,340	344,108
Cal-Maine Foods, Inc. (b)	5,854	463,344
Flowers Foods, Inc.	126,498	1,030,959
J&J Snack Foods Corp.	7,708	611,013
John B Sanfilippo & Son, Inc.	9,487	752,604
Post Holdings, Inc. (a)	9,787	967,543
		4,169,571
GAS UTILITIES — 1.1%
New Jersey Resources Corp.	19,313	1,060,670
Spire, Inc.	12,189	1,103,592
		2,164,262
GROUND TRANSPORTATION — 1.5%
Heartland Express, Inc.	41,754	434,242
Landstar System, Inc.	6,227	998,250
Marten Transport Ltd.	49,123	644,985
Schneider National, Inc. Class B	19,286	508,379
Security Description	Shares	Value
Werner Enterprises, Inc.	18,190	$534,968
		3,120,824
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
AngioDynamics, Inc. (a)	17,855	203,011
Artivion, Inc. (a)	5,075	185,846
AtriCure, Inc. (a)	8,266	235,829
Avanos Medical, Inc. (a)	25,869	362,425
CONMED Corp. (b)	9,991	353,282
Dentsply Sirona, Inc.	30,176	350,042
Enovis Corp. (a) (b)	15,125	344,094
Envista Holdings Corp. (a)	16,120	408,964
ICU Medical, Inc. (a)	2,441	315,255
Integer Holdings Corp. (a) (b)	4,975	437,800
Integra LifeSciences Holdings Corp. (a)	29,049	273,642
iRadimed Corp.	2,888	277,999
LeMaitre Vascular, Inc.	3,312	361,571
LivaNova PLC (a)	5,295	336,550
Merit Medical Systems, Inc. (a)	9,390	647,253
Orthofix Medical, Inc. (a) (b)	17,951	205,898
OrthoPediatrics Corp. (a)	15,650	248,365
QuidelOrtho Corp. (a)	11,196	183,950
SI-BONE, Inc. (a)	11,931	150,689
Teleflex, Inc.	3,602	430,835
Varex Imaging Corp. (a)	17,597	186,704
		6,500,004
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Addus HomeCare Corp. (a)	4,519	423,204
Chemed Corp.	2,415	912,242
Fulgent Genetics, Inc. (a)	11,383	180,990
National HealthCare Corp.	3,129	499,701
National Research Corp. (b)	13,869	235,496
Option Care Health, Inc. (a)	9,662	260,101
Pediatrix Medical Group, Inc. (a)	9,536	203,975
RadNet, Inc. (a) (b)	3,865	216,015
Select Medical Holdings Corp.	17,877	291,216
U.S. Physical Therapy, Inc.	3,791	284,173
Viemed Healthcare, Inc. (a)	22,202	204,481
		3,711,594
HEALTH CARE REITs — 2.1%
Community Healthcare Trust, Inc. REIT	39,180	622,570
LTC Properties, Inc. REIT	25,022	929,818
National Health Investors, Inc. REIT	8,934	722,403
Sabra Health Care REIT, Inc.	32,719	629,186
Sila Realty Trust, Inc. REIT	31,875	754,800
Universal Health Realty Income Trust REIT	17,625	713,284
		4,372,061
HEALTH CARE TECHNOLOGY — 0.3%
HealthStream, Inc.	27,264	564,637
HOTEL & RESORT REITs — 1.0%
Apple Hospitality REIT, Inc. (b)	70,377	810,039
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
RLJ Lodging Trust REIT	76,270	$565,923
Sunstone Hotel Investors, Inc. REIT	73,540	662,596
		2,038,558
HOTELS, RESTAURANTS & LEISURE — 2.9%
Accel Entertainment, Inc. (a)	34,963	381,446
Arcos Dorados Holdings, Inc. Class A	49,373	407,327
Cheesecake Factory, Inc.	5,718	313,061
Choice Hotels International, Inc.	7,223	747,580
El Pollo Loco Holdings, Inc. (a)	29,637	410,769
Nathan's Famous, Inc.	4,172	420,246
Six Flags Entertainment Corp. (a)	23,676	420,249
Travel & Leisure Co.	6,437	445,376
United Parks & Resorts, Inc. (a)	10,829	353,675
Vail Resorts, Inc.	5,427	696,393
Wendy's Co. (b)	113,846	791,230
Wyndham Hotels & Resorts, Inc.	8,467	687,774
		6,075,126
HOUSEHOLD DURABLES — 0.5%
Ethan Allen Interiors, Inc.	18,217	405,510
La-Z-Boy, Inc.	9,789	314,619
Leggett & Platt, Inc.	32,123	317,375
		1,037,504
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	11,341	417,009
Spectrum Brands Holdings, Inc.	4,276	315,141
WD-40 Co.	2,437	497,002
		1,229,152
INDUSTRIAL REITs — 0.2%
One Liberty Properties, Inc. REIT	22,597	484,932
INSURANCE — 3.7%
AMERISAFE, Inc.	22,529	750,892
CNO Financial Group, Inc.	15,886	652,279
Employers Holdings, Inc.	16,791	690,782
Greenlight Capital Re Ltd. Class A (a)	37,336	645,539
Horace Mann Educators Corp.	28,683	1,224,190
RLI Corp.	13,088	746,539
Safety Insurance Group, Inc.	14,740	1,070,714
Selective Insurance Group, Inc.	12,804	965,294
White Mountains Insurance Group Ltd.	460	1,010,602
		7,756,831
INTERACTIVE MEDIA & SERVICES — 0.4%
IAC, Inc. (a) (b)	8,743	349,982
Yelp, Inc. (a)	19,315	477,853
		827,835
IT SERVICES — 0.5%
ASGN, Inc. (a)	11,848	458,636
DXC Technology Co. (a)	24,120	303,188
Security Description	Shares	Value
Hackett Group, Inc.	26,794	$348,590
		1,110,414
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Johnson Outdoors, Inc. Class A	8,203	381,521
Mattel, Inc. (a)	23,345	339,203
Sturm Ruger & Co., Inc.	10,311	413,368
		1,134,092
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Avantor, Inc. (a)	46,127	361,636
Azenta, Inc. (a)	7,958	168,153
Bruker Corp.	8,293	299,543
Mesa Laboratories, Inc.	2,961	261,812
Stevanato Group SpA	16,974	233,392
		1,324,536
MACHINERY — 2.6%
Alamo Group, Inc.	2,500	412,425
Albany International Corp. Class A	6,380	333,100
Atmus Filtration Technologies, Inc.	6,245	354,529
Enerpac Tool Group Corp.	11,192	408,172
Franklin Electric Co., Inc.	7,564	697,174
Gorman-Rupp Co.	7,472	464,235
Kadant, Inc. (b)	1,258	367,776
Lindsay Corp.	3,984	474,375
Miller Industries, Inc.	7,503	341,762
Mueller Water Products, Inc. Class A	16,813	462,189
Standex International Corp. (b)	1,643	418,735
Tennant Co.	8,935	593,284
		5,327,756
MEDIA — 0.4%
Boston Omaha Corp. Class A (a)	35,877	419,043
John Wiley & Sons, Inc. Class A (b)	11,016	419,710
		838,753
METALS & MINING — 0.3%
Materion Corp.	2,312	334,431
Warrior Met Coal, Inc.	3,310	308,326
		642,757
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.8%
Blackstone Mortgage Trust, Inc. Class A REIT	37,169	711,786
Dynex Capital, Inc. REIT	60,259	768,905
Ellington Financial, Inc. REIT	66,514	788,191
Ladder Capital Corp. REIT	86,807	848,104
Rithm Capital Corp. REIT	60,025	569,037
		3,686,023
MULTI-UTILITIES — 1.1%
Avista Corp.	24,738	992,983
Northwestern Energy Group, Inc.	18,887	1,245,409
		2,238,392
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
OFFICE REITs — 0.7%
Easterly Government Properties, Inc. REIT	29,277	$627,406
Postal Realty Trust, Inc. Class A REIT (b)	42,611	790,860
		1,418,266
OIL, GAS & CONSUMABLE FUELS — 2.0%
California Resources Corp.	4,244	293,770
CNX Resources Corp. (a)	8,461	326,172
Diversified Energy Co.	19,311	336,784
Geopark Ltd.	34,636	329,042
Golar LNG Ltd.	6,216	336,348
Gulfport Energy Corp. (a)	1,732	366,439
Magnolia Oil & Gas Corp. Class A	11,226	354,405
REX American Resources Corp. (a)	9,377	427,310
Sabine Royalty Trust	5,901	444,581
SFL Corp. Ltd.	40,969	442,055
Vitesse Energy, Inc.	21,953	398,666
		4,055,572
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	14,875	239,339
Nature's Sunshine Products, Inc. (a)	6,912	165,819
USANA Health Sciences, Inc. (a)	15,732	274,838
		679,996
PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a)	10,003	195,959
ANI Pharmaceuticals, Inc. (a)	3,035	233,392
Collegium Pharmaceutical, Inc. (a)	7,979	263,866
Harmony Biosciences Holdings, Inc. (a)	6,575	184,166
Indivior Pharmaceuticals, Inc. (a)	5,084	154,960
Innoviva, Inc. (a)	21,762	507,055
Ligand Pharmaceuticals, Inc. (a)	1,221	243,773
Organon & Co.	29,362	175,878
Pacira BioSciences, Inc. (a)	10,317	233,164
Perrigo Co. PLC	29,881	320,922
Phibro Animal Health Corp. Class A	4,079	225,609
Prestige Consumer Healthcare, Inc. (a)	10,461	620,023
Supernus Pharmaceuticals, Inc. (a)	6,725	347,615
Theravance Biopharma, Inc. (a)	16,143	262,001
Zevra Therapeutics, Inc. (a)	16,485	153,640
		4,122,023
PROFESSIONAL SERVICES — 4.0%
Alight, Inc. Class A (b)	285,971	166,635
Barrett Business Services, Inc.	16,058	468,573
CBIZ, Inc. (a)	16,361	439,293
Concentrix Corp.	8,034	219,810
CSG Systems International, Inc.	7,062	564,536
Security Description	Shares	Value
ExlService Holdings, Inc. (a)	15,408	$469,174
Exponent, Inc.	8,794	573,809
FTI Consulting, Inc. (a)	4,403	778,318
Huron Consulting Group, Inc. (a) (b)	4,483	571,538
ICF International, Inc.	6,148	401,403
KBR, Inc.	16,019	590,460
Kforce, Inc.	16,304	476,729
Korn Ferry	8,461	532,620
Maximus, Inc.	9,102	583,438
Robert Half, Inc.	16,048	407,619
Science Applications International Corp.	6,224	590,782
Verra Mobility Corp. (a)	33,384	477,057
		8,311,794
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
FRP Holdings, Inc. (a)	21,736	475,584
RMR Group, Inc. Class A	37,541	580,759
Tejon Ranch Co. (a) (b)	35,896	676,281
		1,732,624
RESIDENTIAL REITs — 0.3%
UMH Properties, Inc. REIT	41,825	603,535
RETAIL REITs — 3.2%
Acadia Realty Trust REIT	31,746	606,983
Getty Realty Corp. REIT (b)	29,229	929,482
Kite Realty Group Trust REIT	32,901	807,720
NETSTREIT Corp. (b)	40,164	756,288
Phillips Edison & Co., Inc. REIT	35,484	1,327,811
Saul Centers, Inc. REIT	21,886	713,046
Urban Edge Properties REIT	39,064	780,499
Whitestone REIT	42,498	686,343
		6,608,172
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Cohu, Inc. (a)	10,953	335,381
NVE Corp.	4,408	288,724
Power Integrations, Inc.	6,384	326,861
Veeco Instruments, Inc. (a)	10,365	350,959
		1,301,925
SOFTWARE — 3.4%
A10 Networks, Inc.	14,218	328,720
ACI Worldwide, Inc. (a)	8,221	337,143
Alarm.com Holdings, Inc. (a)	9,452	408,232
Blackbaud, Inc. (a)	8,783	339,112
BlackLine, Inc. (a) (b)	9,134	337,958
Box, Inc. Class A (a)	15,161	358,406
CCC Intelligent Solutions Holdings, Inc. (a)	61,622	369,732
Commvault Systems, Inc. (a)	4,242	330,409
Daily Journal Corp. (a) (b)	763	368,025
I3 Verticals, Inc. Class A (a)	13,545	302,866
nCino, Inc. (a)	17,665	264,622
NCR Voyix Corp. (a)	38,537	243,939
Ooma, Inc. (a)	19,537	284,263
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
PagerDuty, Inc. (a)	37,032	$229,969
Progress Software Corp. (a)	16,887	433,152
Qualys, Inc. (a)	3,500	307,475
Radware Ltd. (a)	11,628	306,049
Sapiens International Corp. NV (a)	11,899	517,607
SPS Commerce, Inc. (a)	4,477	249,235
Tenable Holdings, Inc. (a)	22,057	373,094
Workiva, Inc. (a)	4,921	293,439
		6,983,447
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	44,880	1,061,412
SPECIALTY RETAIL — 0.6%
Group 1 Automotive, Inc.	1,342	443,706
Valvoline, Inc. (a)	13,208	444,845
Winmark Corp.	1,032	441,232
		1,329,783
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Diebold Nixdorf, Inc. (a)	3,813	287,653
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter's, Inc.	11,484	410,668
Steven Madden Ltd.	10,101	342,626
		753,294
TOBACCO — 0.2%
Universal Corp.	9,419	496,381
TRADING COMPANIES & DISTRIBUTORS — 1.3%
McGrath RentCorp	10,174	1,121,989
MSC Industrial Direct Co., Inc. Class A	9,541	880,348
Rush Enterprises, Inc. Class A	6,466	427,467
Transcat, Inc. (a) (b)	3,602	264,567
		2,694,371
WATER UTILITIES — 0.8%
American States Water Co.	16,063	1,214,684
Security Description	Shares	Value
Artesian Resources Corp. Class A	13,684	$435,835
		1,650,519
TOTAL COMMON STOCKS (Cost $209,621,461)		205,135,900
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	1,392,978	1,392,978
State Street Navigator Securities Lending Portfolio II (e) (f)	12,526,067	12,526,067
TOTAL SHORT-TERM INVESTMENTS (Cost $13,919,045)		13,919,045
TOTAL INVESTMENTS — 105.7% (Cost $223,540,506)		219,054,945
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(11,903,223)
NET ASSETS — 100.0%		$207,151,722

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	12	06/18/2026	$1,513,732	$1,507,320	$(6,412)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$204,618,293	$517,607	$—	$205,135,900
Short-Term Investments	13,919,045	—	—	13,919,045
TOTAL INVESTMENTS	$218,537,338	$517,607	$—	$219,054,945
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(6,412)	$—	$—	$(6,412)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,412)	$—	$—	$(6,412)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	307,620	$307,620	$13,334,427	$12,249,069	$—	$—	1,392,978	$1,392,978	$8,736
State Street Navigator Securities Lending Portfolio II	4,691,488	4,691,488	85,482,319	77,647,740	—	—	12,526,067	12,526,067	53,942
Total		$4,999,108	$98,816,746	$89,896,809	$—	$—		$13,919,045	$62,678
See accompanying notes to Schedule of Investments.

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.0%
AUTO MANUFACTURERS — 2.5%
Ford Motor Co.:
6.20%, 6/1/2059 (a)	$301,510	$5,991,003
6.00%, 12/1/2059 (a)	321,642	6,217,340
6.50%, 8/15/2062 (a)	241,106	5,063,226
		17,271,569
BANKS — 39.9%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (a)(b)	121,915	2,989,356
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 4.43%, 4/30/2026 (b)	62,941	1,227,979
Series 02, 3 mo. USD Term SOFR + 0.91%, 4.58%, 4/30/2026 (b)	47,053	906,711
Series E, 3 mo. USD Term SOFR + 0.61%, 4.57%, 5/15/2026 (b)	48,452	900,723
Series GG, 6.00%, 4/30/2026 (a)	212,427	5,253,320
Series HH, 5.88%, 4/30/2026 (a)	133,950	3,295,170
Series K, 6.45%, 12/15/2086 (a)	165,211	4,224,445
Series KK, 5.38%, 4/30/2026	217,437	4,707,511
Series LL, 5.00%, 4/30/2026 (a)	204,726	4,129,323
Series NN, 4.38%, 4/30/2026	169,129	2,969,905
Series PP, 4.13%, 4/30/2026	143,586	2,389,271
Series QQ, 4.25%, 11/17/2026	204,082	3,469,394
Series SS, 4.75%, 2/17/2027 (a)	108,024	2,055,697
Bank of New York Mellon Corp. Series K, 5 yr. CMT + 2.16% 6.15%, 3/20/2030 (a)(b)	200,906	5,022,650
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 10.30%, 10/30/2040 (b)	904,518	26,547,603
Citizens Financial Group, Inc.:
Series E, 5.00%, 7/6/2026 (a)	182,555	3,399,174
Series H, 7.38%, 7/6/2029 (a)	160,622	4,074,980
Series I, 5 yr. CMT + 2.63%, 6.50%, 10/6/2030 (b)	160,611	3,992,789
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 7.97%, 4/30/2026 (a)(b)	180,764	4,549,830
Series K, 4.95%, 6/30/2026 (a)	101,600	1,921,256
5 yr. CMT + 3.13%, 6.88%, 10/1/2030 (b)	160,629	4,185,992
Security Description	Shares	Value
Huntington Bancshares, Inc.:
Series H, 4.50%, 7/15/2026 (a)	$202,833	$3,456,274
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (a)(b)	130,396	3,209,046
JPMorgan Chase & Co.:
Series DD, 5.75%, 6/1/2026 (a)	292,692	7,083,146
Series EE, 6.00%, 6/1/2026 (a)	319,287	7,921,510
Series GG, 4.75%, 6/1/2026 (a)	155,753	3,035,626
Series JJ, 4.55%, 6/1/2026 (a)	258,589	4,861,473
Series LL, 4.63%, 6/1/2026 (a)	319,113	6,101,441
Series MM, 4.20%, 9/1/2026 (a)	344,983	6,037,202
KKR & Co., Inc. Series T, 6.88%, 6/1/2065	237,128	5,515,597
M&T Bank Corp.:
Series H, 3 mo. USD Term SOFR + 4.28%, 5.63%, 12/15/2026 (b)	101,600	2,505,456
Series J, 7.50%, 6/15/2029 (a)	301,654	7,731,392
Series K, 6.35%, 12/15/2030	180,753	4,533,285
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 4.63%, 4/30/2026 (a)(b)	195,221	3,695,534
Series F, 6.88%, 7/15/2026	150,868	3,779,243
Series I, 6.38%, 7/15/2026 (a)	177,582	4,361,414
Series E, 7.13%, 7/15/2026 (a)	153,099	3,853,502
Series K, 5.85%, 4/15/2027 (a)	177,556	4,149,484
Series L, 4.88%, 7/15/2026 (a)	88,375	1,746,290
Series O, 4.25%, 1/15/2027 (a)	230,770	3,962,321
Series P, 6.50%, 10/15/2027 (a)	177,588	4,416,614
Series Q, 6.63%, 10/15/2029 (a)	177,594	4,482,473
Northern Trust Corp. Series E, 4.70%, 7/1/2026 (a)	162,547	3,039,629
Regions Financial Corp.:
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (b)	200,875	4,720,563
Series E, 4.45%, 6/15/2026 (a)	162,547	2,649,516
5 yr. CMT + 2.77%, 6.95%, 9/15/2029 (a)(b)	200,906	5,002,559
State Street Corp. Series G, 5.35%, 6/15/2026 (a)(b)(c)	200,821	4,341,750
See accompanying notes to Schedule of Investments.

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Truist Financial Corp.:
Series O, 5.25%, 6/1/2026 (a)	$231,011	$4,751,896
Series R, 4.75%, 6/1/2026 (a)	371,946	6,743,381
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 4.53%, 4/30/2026 (a)(b)	402,166	7,351,594
Series K, 5.50%, 4/30/2026 (a)	231,047	4,965,200
Series L, 3.75%, 4/29/2026	203,187	3,001,072
Series M, 4.00%, 4/29/2026 (a)	301,311	4,700,452
Series O, 4.50%, 4/15/2027 (a)	180,526	3,132,126
UMB Financial Corp. 5 yr. CMT + 3.74% 7.75%, 7/15/2030 (a)(b)	121,915	3,110,052
Wells Fargo & Co.:
Series Y, 5.63%, 6/15/2026 (a)	210,967	4,964,054
Series Z, 4.75%, 6/15/2026	616,319	11,710,061
Series AA, 4.70%, 6/15/2026	357,984	6,758,738
Series CC, 4.38%, 6/15/2026 (a)	321,129	5,603,701
Series DD, Class A, 4.25%, 9/15/2026	382,443	6,597,142
		281,794,888
DIVERSIFIED FINANCIAL SERVICES — 9.8%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	121,910	2,389,436
4.75%, 9/30/2060	111,744	1,795,726
6.75%, 3/30/2064	180,698	4,047,635
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (b)	241,207	6,133,894
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080	162,547	2,462,587
Capital One Financial Corp.:
Series I, 5.00%, 6/1/2026 (a)	603,648	11,258,035
Series J, 4.80%, 6/1/2026 (a)	502,877	8,966,297
Series L, 4.38%, 9/1/2026 (a)	271,118	4,362,289
Series N, 4.25%, 9/1/2026 (a)	172,717	2,706,475
Carlyle Finance LLC 4.63%, 5/15/2061 (a)	200,646	3,511,305
Charles Schwab Corp.:
Series D, 5.95%, 6/1/2026 (a)	301,626	7,317,447
Series J, 4.45%, 6/1/2026 (a)	240,972	4,260,385
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061 (a)	202,833	3,245,328
TPG Operating Group II LP 6.95%, 3/15/2064	160,597	4,011,713
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a)(b)	121,915	2,797,949
		69,266,501
Security Description	Shares	Value
ELECTRIC — 16.6%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	$121,915	$1,932,353
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	142,246	2,063,989
4.88%, 12/9/2026	105,669	1,578,695
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	101,600	1,534,160
CMS Energy Corp.:
5.88%, 10/15/2078 (a)	113,784	2,491,870
5.88%, 3/1/2079 (a)	253,230	5,596,383
DTE Energy Co.:
Series E, 5.25%, 12/1/2077 (a)	160,509	3,298,460
4.38%, 12/1/2081 (a)	113,784	1,871,747
Series H, 6.25%, 10/1/2085	241,175	5,737,553
Duke Energy Corp.:
5.63%, 9/15/2078 (a)	200,869	4,666,187
Series A, 5.75%, 4/30/2026 (a)	402,361	9,777,372
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	164,501	3,237,380
Entergy Louisiana LLC 4.88%, 9/1/2066 (a)	109,740	2,211,261
Entergy Mississippi LLC 4.90%, 10/1/2066 (a)	105,669	2,150,364
Georgia Power Co. Series 2017, 5.00%, 10/1/2077 (a)	109,740	2,333,072
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	101,600	2,331,720
NextEra Energy Capital Holdings, Inc.:
Series N, 5.65%, 3/1/2079 (a)	276,416	6,318,870
Series U, 6.50%, 6/1/2085	352,005	8,733,244
SCE Trust VI 5.00%, 4/30/2026	190,585	3,297,121
SCE Trust VII Series M, 7.50%, 11/22/2028 (a)	221,039	5,411,035
SCE Trust VIII Series N, 6.95%, 5/13/2029 (a)	141,997	3,362,489
Sempra 5.75%, 7/1/2079 (a)	304,560	6,273,936
Southern Co.:
5.25%, 12/1/2077 (a)	180,648	3,750,252
Series 2020, 4.95%, 1/30/2080	402,217	7,762,788
Series C, 4.20%, 10/15/2060 (a)	301,380	5,108,391
6.50%, 3/15/2085 (a)	227,097	5,652,444
See accompanying notes to Schedule of Investments.

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc. 6.25%, 10/15/2085	$362,069	$8,935,863
		117,418,999
INSURANCE — 22.0%
AEGON Funding Co. LLC 5.10%, 12/15/2049	371,984	7,049,097
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 7.11%, 1/15/2053 (a)(b)	200,921	5,175,725
Series H, 5.10%, 7/15/2026	462,678	9,147,144
Series I, 4.75%, 7/15/2026	121,915	2,262,742
Series J, 7.38%, 7/15/2028 (a)	241,222	6,136,688
Arch Capital Group Ltd.:
Series F, 5.45%, 4/30/2026	134,097	2,612,209
Series G, 4.55%, 6/11/2026 (a)	200,614	3,296,088
Aspen Insurance Holdings Ltd.:
5.63%, 1/1/2027	100,438	2,074,045
5.63%,	100,049	2,084,021
Assurant, Inc. 5.25%, 1/15/2061	101,600	2,021,840
Athene Holding Ltd.:
Series B, 5.63%, 4/15/2026 (a)	140,202	2,647,014
Series D, 4.88%, 4/29/2026	230,815	3,743,819
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (b)	200,903	4,994,449
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (a)(b)	346,940	8,198,192
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (b)	231,095	5,472,330
Axis Capital Holdings Ltd. Series E, 5.50%, 4/30/2026	220,908	4,285,615
Corebridge Financial, Inc. 6.38%, 12/15/2064	241,147	5,490,917
Equitable Holdings, Inc.:
Series A, 5.25%, 6/15/2026	321,635	6,242,935
Series C, 4.30%, 4/29/2026 (a)	121,915	1,945,763
F&G Annuities & Life, Inc. 7.95%, 12/15/2053	139,960	3,486,404
Globe Life, Inc. 4.25%, 6/15/2061 (a)	132,073	2,033,924
Hartford Insurance Group, Inc. Series G, 6.00%, 4/30/2026 (a)	139,960	3,444,416
Lincoln National Corp. Series D, 9.00%, 12/1/2027 (a)	200,935	5,252,441
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 4.94%, 4/30/2026 (b)	241,089	4,995,364
Security Description	Shares	Value
Series E, 5.63%, 4/30/2026 (a)	$323,738	$7,264,681
Series F, 4.75%, 6/15/2026	402,175	7,383,933
Prudential Financial, Inc.:
5.63%, 8/15/2058	227,048	5,113,121
4.13%, 9/1/2060 (a)	202,833	3,304,150
5.95%, 9/1/2062 (a)	121,915	2,854,030
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (a)(b)	160,612	4,002,451
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (a)(b)	281,501	7,152,940
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 4/30/2026	101,600	2,112,264
Series G, 4.20%, 7/15/2026 (a)	203,187	3,070,156
Unum Group 6.25%, 6/15/2058 (a)	121,915	2,789,415
W.R. Berkley Corp.:
5.10%, 12/30/2059	121,915	2,302,974
4.25%, 9/30/2060	101,600	1,636,776
4.13%, 3/30/2061 (a)	121,915	1,892,121
		154,972,194
PIPELINES — 0.5%
TransCanada PipeLines Ltd. 6.25%, 11/1/2085 (a)	150,105	3,560,491
REAL ESTATE INVESTMENT TRUSTS — 4.2%
Digital Realty Trust, Inc. Series L, 5.20%, 4/30/2026	140,202	2,719,919
Kimco Realty Corp. Series M, Class M, , 5.25%, 4/30/2026	106,317	2,126,340
Public Storage:
Series F, 5.15%, 4/30/2026 (a)	113,784	2,231,304
Series G, 5.05%, 4/30/2026 (a)	121,915	2,356,617
Series H, 5.60%, 4/30/2026 (a)	115,818	2,527,149
Series I, 4.88%, 4/30/2026 (a)	128,527	2,391,887
Series J, 4.70%, 4/30/2026 (a)	105,149	1,877,961
Series L, 4.63%, 4/29/2026	226,877	3,974,885
Series N, 3.88%, 4/30/2026 (a)	114,799	1,687,545
Series P, 4.00%, 6/16/2026	242,357	3,691,097
Series R, 4.00%, 11/19/2026	176,789	2,692,497
Series S, 4.10%, 1/13/2027	101,600	1,604,264
		29,881,465
SOVEREIGN — 0.4%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (a)(b)	104,220	2,553,390
See accompanying notes to Schedule of Investments.

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TELECOMMUNICATIONS — 3.1%
AT&T, Inc. 5.35%, 11/1/2066 (a)	$532,230	$11,315,210
T-Mobile USA, Inc.:
6.25%, 9/1/2069	157,963	3,819,545
5.50%, 3/1/2070	160,838	3,417,808
5.50%, 6/1/2070	160,150	3,411,195
		21,963,758
TOTAL PREFERRED STOCKS (Cost $848,261,180)		698,683,255
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d)(e)	4,561,817	4,561,817
State Street Navigator Securities Lending Portfolio II (c)(f)	38,551,547	38,551,547
TOTAL SHORT-TERM INVESTMENTS (Cost $43,113,364)		43,113,364
TOTAL INVESTMENTS — 105.1% (Cost $891,374,544)		741,796,619
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(36,328,143)
NET ASSETS — 100.0%		$705,468,476

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$698,683,255	$—	$—	$698,683,255
Short-Term Investments	43,113,364	—	—	43,113,364
TOTAL INVESTMENTS	$741,796,619	$—	$—	$741,796,619
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	230,798	$5,012,933	$504,152	$1,187,415	$(123,557)	$135,637	200,821	$4,341,750	$217,318
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,671,068	12,671,068	56,103,414	64,212,665	—	—	4,561,817	4,561,817	78,753
State Street Navigator Securities Lending Portfolio II	45,941,495	45,941,495	188,757,650	196,147,598	—	—	38,551,547	38,551,547	456,335
Total		$63,625,496	$245,365,216	$261,547,678	$(123,557)	$135,637		$47,455,114	$752,406
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$30,691,487	$31,142,867
2.50%, 1/15/2029	28,443,724	29,511,474
3.38%, 4/15/2032	16,783,372	18,520,713
3.63%, 4/15/2028	44,937,881	47,264,645
3.88%, 4/15/2029	50,695,368	54,695,549
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2027	56,270,424	55,968,190
0.13%, 1/15/2030	68,831,587	65,876,669
0.13%, 7/15/2030	68,265,100	64,981,176
0.13%, 1/15/2031	66,198,757	62,242,347
0.13%, 7/15/2031	73,534,427	68,702,986
0.13%, 1/15/2032	74,115,187	68,222,161
0.25%, 7/15/2029	65,114,474	63,332,729
0.38%, 7/15/2027	60,025,433	60,027,778
0.50%, 1/15/2028	61,194,074	60,732,728
0.63%, 7/15/2032	65,911,991	62,201,867
0.75%, 7/15/2028	62,067,564	61,901,485
0.88%, 1/15/2029	54,236,906	53,855,553
1.13%, 10/15/2030	67,721,873	67,121,370
1.13%, 1/15/2033	67,471,998	65,005,053
1.25%, 4/15/2028	53,680,334	53,900,507
1.38%, 7/15/2033	61,169,345	59,808,566
1.63%, 10/15/2027	55,047,502	55,931,273
1.63%, 10/15/2029	64,173,586	65,187,579
1.63%, 4/15/2030	66,421,434	67,101,216
1.75%, 1/15/2034	65,555,038	65,278,478
1.88%, 7/15/2034	74,269,996	74,618,137
1.88%, 7/15/2035	81,682,129	81,313,602
1.88%, 1/15/2036 (a)	53,139,950	52,512,027
2.13%, 4/15/2029	60,947,835	62,581,047
2.13%, 1/15/2035	75,316,797	76,571,587
Security Description	Principal Amount	Value
2.38%, 10/15/2028	$55,694,314	$57,663,194
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,841,972,986)		1,833,774,553

	Shares
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	332,051	332,051
State Street Navigator Securities Lending Portfolio II (d) (e)	8,559,200	8,559,200
TOTAL SHORT-TERM INVESTMENTS (Cost $8,891,251)		8,891,251
TOTAL INVESTMENTS — 100.0% (Cost $1,850,864,237)		1,842,665,804
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(76,449)
NET ASSETS — 100.0%		$1,842,589,355

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,833,774,553	$—	$1,833,774,553
Short-Term Investments	8,891,251	—	—	8,891,251
TOTAL INVESTMENTS	$8,891,251	$1,833,774,553	$—	$1,842,665,804
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	466,106	$466,106	$140,067,909	$140,201,964	$—	$—	332,051	$332,051	$96,869
State Street Navigator Securities Lending Portfolio II	—	—	10,620,029	2,060,829	—	—	8,559,200	8,559,200	733
Total		$466,106	$150,687,938	$142,262,793	$—	$—		$8,891,251	$97,602
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6% (a)
U.S. Treasury Bills:
3.54%, 6/25/2026	$3,535,904,000	$3,505,953,160
3.56%, 5/5/2026	3,266,210,000	3,255,029,894
3.57%, 5/7/2026	5,210,516,000	5,191,536,695
3.58%, 5/21/2026	3,450,729,000	3,433,341,156
3.58%, 5/26/2026	2,978,046,000	2,961,462,245
3.60%, 5/12/2026	3,170,296,000	3,157,196,369
3.60%, 5/14/2026 (b)	4,681,119,000	4,660,763,950
3.60%, 5/19/2026	2,978,607,000	2,964,190,542
3.61%, 6/9/2026	1,262,903,000	1,254,202,040
3.62%, 5/28/2026 (b)	3,501,290,000	3,481,125,861
3.62%, 6/2/2026	1,313,464,000	1,305,294,136
3.62%, 6/4/2026	3,434,782,000	3,412,715,209
3.62%, 6/16/2026 (b)	1,287,903,000	1,278,106,437
3.62%, 6/23/2026 (b)	1,212,903,000	1,202,904,446
3.63%, 6/11/2026	4,445,441,000	4,413,902,019
3.63%, 6/18/2026	3,435,343,000	3,408,569,654
3.64%, 6/30/2026	1,172,903,000	1,162,357,136
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,049,748,524)		50,048,650,949

Shares
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	98,570,010	98,570,010
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	1,985,314,100	$1,985,314,100
TOTAL SHORT-TERM INVESTMENTS (Cost $2,083,884,110)		2,083,884,110
TOTAL INVESTMENTS — 103.7% (Cost $52,133,632,634)		52,132,535,059
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(1,878,536,182)
NET ASSETS — 100.0%		$50,253,998,877

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$50,048,650,949	$—	$50,048,650,949
Short-Term Investments	2,083,884,110	—	—	2,083,884,110
TOTAL INVESTMENTS	$2,083,884,110	$50,048,650,949	$—	$52,132,535,059
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	316,855,140	$316,855,140	$2,900,992,377	$3,119,277,507	$—	$—	98,570,010	$98,570,010	$2,540,849
State Street Navigator Securities Lending Portfolio II	2,353,985,075	2,353,985,075	20,327,249,014	20,695,919,989	—	—	1,985,314,100	1,985,314,100	1,814,918
Total		$2,670,840,215	$23,228,241,391	$23,815,197,496	$—	$—		$2,083,884,110	$4,355,767
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7% (a)
U.S. Treasury Bills:
3.49%, 12/24/2026 (b)	$115,971,000	$112,952,499
3.51%, 1/21/2027	116,945,000	113,598,286
3.54%, 7/2/2026 (b)	178,980,000	177,335,886
3.54%, 2/18/2027	115,059,000	111,426,035
3.58%, 9/3/2026	298,396,000	293,785,704
3.58%, 11/27/2026	109,667,000	107,086,586
3.59%, 7/9/2026 (b)	298,231,000	295,278,710
3.59%, 7/16/2026	182,794,000	180,866,227
3.59%, 7/23/2026	172,794,000	170,847,521
3.59%, 7/30/2026	172,794,000	170,721,134
3.59%, 8/13/2026	181,132,000	178,706,137
3.59%, 8/20/2026 (b)	173,632,000	171,191,231
3.60%, 8/27/2026	181,132,000	178,451,609
3.63%, 10/1/2026 (b)	110,689,000	108,672,596
3.63%, 10/29/2026	110,689,000	108,374,845
3.64%, 7/14/2026	160,624,000	158,954,106
3.65%, 7/7/2026	160,624,000	159,061,270
3.65%, 8/6/2026	296,555,000	292,800,015
3.67%, 7/21/2026	160,624,000	158,840,066
3.67%, 7/28/2026	160,624,000	158,725,742
3.67%, 9/10/2026	175,681,000	172,846,025
3.68%, 9/24/2026	180,681,000	177,526,086
3.69%, 9/17/2026	180,681,000	177,634,595
3.72%, 3/18/2027	120,459,000	116,317,860
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,052,763,808)		4,052,000,771

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	7,080,468	$7,080,468
State Street Navigator Securities Lending Portfolio II (e) (f)	396,758,327	396,758,327
TOTAL SHORT-TERM INVESTMENTS (Cost $403,838,795)		403,838,795
TOTAL INVESTMENTS — 109.6% (Cost $4,456,602,603)		4,455,839,566
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(389,018,685)
NET ASSETS — 100.0%		$4,066,820,881

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$4,052,000,771	$—	$4,052,000,771
Short-Term Investments	403,838,795	—	—	403,838,795
TOTAL INVESTMENTS	$403,838,795	$4,052,000,771	$—	$4,455,839,566
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,764,789	$84,764,789	$937,180,792	$1,014,865,113	$—	$—	7,080,468	$7,080,468	$495,809
State Street Navigator Securities Lending Portfolio II	623,100	623,100	8,840,778,214	8,444,642,987	—	—	396,758,327	396,758,327	595,571
Total		$85,387,889	$9,777,959,006	$9,459,508,100	$—	$—		$403,838,795	$1,091,380
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 5.9%
AUTO MANUFACTURERS — 0.2%
Li Auto, Inc. 0.25%, 5/1/2028	$11,253,000	$11,220,479
BIOTECHNOLOGY — 0.7%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	6,711,000	6,468,532
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	8,875,000	9,966,625
2.50%, 3/15/2027	7,395,000	13,366,832
		29,801,989
COMMERCIAL SERVICES — 0.4%
Block, Inc. 0.25%, 11/1/2027	7,660,000	7,189,906
Stride, Inc. 1.13%, 9/1/2027 (a)	5,629,000	9,729,051
		16,918,957
COMPUTERS — 1.1%
Lumentum Holdings, Inc. 0.50%, 12/15/2026	5,737,000	40,220,902
Rapid7, Inc. 0.25%, 3/15/2027	7,900,000	7,469,134
		47,690,036
DIVERSIFIED FINANCIAL SERVICES — 0.1%
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (b)	4,752,000	4,857,589
ENERGY-ALTERNATE SOURCES — 0.2%
Enphase Energy, Inc. Zero Coupon, 3/1/2028	7,985,000	7,137,472
ENTERTAINMENT — 0.3%
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028 (a)	16,907,000	15,237,772
HEALTH CARE PRODUCTS — 0.1%
Guardant Health, Inc. Zero Coupon, 11/15/2027	6,983,000	7,136,347
HEALTH CARE SERVICES — 0.3%
Teladoc Health, Inc. 1.25%, 6/1/2027	12,306,000	11,778,688
INTERNET — 0.9%
Etsy, Inc.:
0.13%, 10/1/2026	7,255,000	7,099,090
0.13%, 9/1/2027	9,140,000	8,522,044
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	4,809,000	4,761,776
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	7,872,000	7,032,609
Sea Ltd. 0.25%, 9/15/2026	13,035,000	12,753,574
		40,169,093
Security Description	Principal Amount	Value
IT SERVICES — 0.1%
Okta, Inc. 0.38%, 6/15/2026	$3,963,000	$3,927,452
PHARMACEUTICALS — 0.4%
Jazz Investments I Ltd. 2.00%, 6/15/2026	13,390,000	16,289,069
REAL ESTATE — 0.1%
Redfin Corp. 0.50%, 4/1/2027	6,388,000	6,089,617
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	4,350,000	4,251,255
RETAIL — 0.0% *
Liberty Interactive LLC:
3.75%, 2/15/2030	6,980,559	222,121
4.00%, 11/15/2029	7,657,000	338,133
		560,254
SEMICONDUCTORS — 0.3%
ON Semiconductor Corp. Zero Coupon, 5/1/2027 (a)	10,104,000	13,020,520
SOFTWARE — 0.6%
Akamai Technologies, Inc. 0.38%, 9/1/2027	14,584,000	16,860,708
Dropbox, Inc. Zero Coupon, 3/1/2028	9,160,000	8,695,130
		25,555,838
TOTAL CORPORATE BONDS & NOTES (Cost $240,667,546)		261,642,427

	Shares
COMMON STOCKS — 0.0% *
ELECTRIC UTILITIES — 0.0% *
Southern Co.	1	97
ENTERTAINMENT — 0.0% *
Take-Two Interactive Software, Inc. (c)	557	110,007
SPECIALTY RETAIL — 0.0% *
Wayfair, Inc. Class A (c)	12,117	911,332
TOTAL COMMON STOCKS (Cost $997,653)		1,021,436
CONVERTIBLE BONDS — 79.3%
AEROSPACE & DEFENSE — 0.5%
AeroVironment, Inc.	8,965,000	8,832,318
Joby Aviation, Inc.	8,480,000	7,220,211
Voyager Technologies, Inc. (b)	6,117,000	6,264,481
		22,317,010
AIRLINES — 0.1%
JetBlue Airways Corp.	5,837,000	5,611,050
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
AUTO COMPONENTS — 1.7%
Lucid Group, Inc. (b) (d)	14,705,000	$7,882,321
Lucid Group, Inc. (b) (d)	10,850,000	7,336,228
NIO, Inc. (d)	7,755,000	7,963,067
NIO, Inc. (d)	6,455,000	6,390,256
Rivian Automotive, Inc. (d)	18,479,000	19,779,552
Rivian Automotive, Inc. (d)	22,780,000	21,814,356
Winnebago Industries, Inc.	4,315,000	3,906,844
		75,072,624
BANKS — 0.2%
BofA Finance LLC	6,300,000	7,589,484
BIOTECHNOLOGY — 3.2%
Alnylam Pharmaceuticals, Inc. (d)	13,903,000	17,845,196
Alnylam Pharmaceuticals, Inc. (b) (d)	7,893,000	7,343,963
Arrowhead Pharmaceuticals, Inc.	8,144,000	8,436,451
Bridgebio Pharma, Inc. (a) (b)	7,300,000	7,297,153
Bridgebio Pharma, Inc.	7,097,000	12,040,841
CRISPR Therapeutics AG (b)	7,896,000	7,778,113
Cytokinetics, Inc. (a) (b)	8,992,000	11,463,181
Halozyme Therapeutics, Inc. (a) (d)	5,005,000	6,439,133
Halozyme Therapeutics, Inc. (a) (b) (d)	9,675,000	9,442,607
Halozyme Therapeutics, Inc. (b) (d)	10,575,000	10,473,692
Immunocore Holdings PLC	4,991,000	4,496,092
Ionis Pharmaceuticals, Inc. (d)	6,950,000	10,496,098
Ionis Pharmaceuticals, Inc. (b) (d)	10,864,000	11,306,599
Ligand Pharmaceuticals, Inc. (b)	5,431,000	6,576,778
Sarepta Therapeutics, Inc. (b)	11,600,000	9,444,836
		140,880,733
BUILDING PRODUCTS — 0.3%
LCI Industries	6,027,000	7,265,609
Meritage Homes Corp. (a)	8,070,000	7,778,027
		15,043,636
COMMERCIAL SERVICES & SUPPLIES — 3.3%
Affirm Holdings, Inc.	12,567,000	11,742,102
Alarm.com Holdings, Inc.	6,203,000	5,726,424
Euronet Worldwide, Inc. (b)	12,705,000	11,143,301
Global Payments, Inc. (a)	26,337,000	23,164,445
Hertz Corp. (b)	5,440,000	3,265,414
MARA Holdings, Inc. (b) (d)	13,898,000	9,729,434
MARA Holdings, Inc. (d)	13,134,000	11,604,283
MARA Holdings, Inc. (d)	11,440,000	10,465,655
Shift4 Payments, Inc.	8,056,000	7,558,381
Terawulf, Inc. (b) (d)	6,486,000	12,479,194
Terawulf, Inc. (b) (d)	12,171,000	16,643,843
Terawulf, Inc. (b) (d)	13,746,000	14,169,377
Tetra Tech, Inc. (a)	6,974,000	7,324,722
		145,016,575
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.6%
Fluor Corp.	7,283,000	$8,905,798
Granite Construction, Inc.	3,524,000	9,258,218
Granite Construction, Inc.	4,538,000	7,445,950
		25,609,966
ELECTRIC UTILITIES — 3.0%
Alliant Energy Corp. (b)	7,221,000	7,653,610
FirstEnergy Corp. (b) (d)	17,238,000	19,551,167
FirstEnergy Corp. (b) (d)	15,050,000	17,385,309
Pinnacle West Capital Corp. (a)	5,993,000	6,872,293
Southern Co. (b) (d)	21,752,000	22,150,279
Southern Co. (d)	10,735,000	11,918,426
TXNM Energy, Inc.	7,014,000	9,363,129
WEC Energy Group, Inc. (d)	9,664,000	11,660,196
WEC Energy Group, Inc. (d)	12,227,000	15,132,624
WEC Energy Group, Inc. (b) (d)	10,336,000	10,737,140
		132,424,173
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Itron, Inc.	10,096,000	10,127,096
Itron, Inc. (b)	9,294,000	8,811,177
Mirion Technologies, Inc. (b) (d)	5,430,000	5,896,980
Mirion Technologies, Inc. (a) (b) (d)	4,638,000	4,388,707
		29,223,960
ENERGY EQUIPMENT & SERVICES — 0.2%
Golar LNG Ltd. (b)	6,800,000	8,083,160
ENTERTAINMENT — 2.1%
Liberty Live Holdings, Inc. (b)	16,579,000	25,455,065
Liberty Media Corp.-Liberty Formula One	6,099,000	7,008,666
Live Nation Entertainment, Inc. (d)	12,862,000	19,593,842
Live Nation Entertainment, Inc. (b) (d)	18,478,000	18,725,975
Live Nation Entertainment, Inc. (a) (d)	13,276,000	14,368,615
Marriott Vacations Worldwide Corp.	7,145,000	6,874,133
		92,026,296
FINANCIAL SERVICES — 3.1%
Coinbase Global, Inc. (d)	15,901,000	15,773,951
Coinbase Global, Inc. (d)	16,053,000	14,943,738
Coinbase Global, Inc. (a) (b) (d)	18,571,000	16,337,094
Coinbase Global, Inc. (a) (b) (d)	19,448,000	15,601,963
Galaxy Digital Holdings LP (b)	17,335,000	12,320,158
JPMorgan Chase Financial Co. LLC	4,710,000	5,271,667
SoFi Technologies, Inc. (b)	11,356,000	20,711,641
Twenty One Capital, Inc. (b)	6,420,000	5,360,572
Upstart Holdings, Inc. (b) (d)	8,890,000	5,732,539
Upstart Holdings, Inc. (d)	5,657,000	5,524,796
Upstart Holdings, Inc. (d)	7,046,000	5,109,970
WisdomTree, Inc. (b)	6,930,000	7,518,911
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
WisdomTree, Inc. (b)	5,910,000	$6,113,659
		136,320,659
FOOD PRODUCTS — 0.2%
Post Holdings, Inc. (a)	7,285,000	7,877,416
GAS UTILITIES — 0.3%
UGI Corp.	9,113,000	12,797,204
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
CONMED Corp.	9,578,000	9,282,710
Enovis Corp.	6,633,000	6,413,912
Envista Holdings Corp.	6,580,000	6,538,678
Guardant Health, Inc. (d)	7,925,000	13,340,232
Guardant Health, Inc. (b) (d)	3,813,000	4,070,378
IRhythm Holdings, Inc.	8,401,000	9,215,897
Lantheus Holdings, Inc.	7,445,000	8,922,460
Merit Medical Systems, Inc. (b)	8,225,000	8,797,378
Oscar Health, Inc. (b)	5,120,000	4,569,702
Repligen Corp.	7,262,000	7,039,855
Tempus AI, Inc. (b)	8,864,000	8,416,279
TransMedics Group, Inc.	5,403,000	6,979,001
		93,586,482
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Alphatec Holdings, Inc.	5,045,000	5,164,718
Haemonetics Corp. (a)	9,594,000	9,132,241
Integer Holdings Corp.	12,692,000	12,150,051
		26,447,010
HOTELS, RESTAURANTS & LEISURE — 0.6%
NCL Corp. Ltd. (b) (d)	4,450,000	4,642,774
NCL Corp. Ltd. (b) (d)	18,270,000	16,920,578
Peloton Interactive, Inc.	4,092,000	5,482,420
		27,045,772
HOUSEHOLD PRODUCTS — 0.2%
Oddity Finance LLC (b)	7,250,000	4,962,407
Spectrum Brands, Inc.	4,336,000	4,275,383
		9,237,790
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.1%
Array Technologies, Inc.	3,004,000	2,695,790
CenterPoint Energy, Inc. (d)	13,114,000	15,562,646
CenterPoint Energy, Inc. (b) (d)	12,350,000	13,054,444
CenterPoint Energy, Inc. (a) (b)	7,347,000	7,384,102
CMS Energy Corp. (a) (d)	10,173,000	11,490,505
CMS Energy Corp. (b) (d)	12,316,000	12,643,483
Duke Energy Corp. (b)	19,483,000	19,559,958
Eos Energy Enterprises, Inc. (b)	8,818,000	5,110,472
Evergy, Inc.	14,816,000	19,989,895
Exelon Corp. (b)	13,276,000	13,719,153
Fluence Energy, Inc.	4,835,000	4,883,398
NextEra Energy Capital Holdings, Inc.	13,080,000	18,166,550
Ormat Technologies, Inc. (b)	9,376,000	9,766,323
PG&E Corp.	27,193,000	28,238,027
Plug Power, Inc. (b)	4,065,000	4,509,305
Security Description	Shares	Value
PPL Capital Funding, Inc. (d)	12,452,000	$14,585,028
PPL Capital Funding, Inc. (b) (d)	14,704,000	15,315,539
Sunrun, Inc.	5,525,000	6,507,511
XPLR Infrastructure LP (a) (b)	5,975,000	5,922,599
		229,104,728
INTERACTIVE MEDIA & SERVICES — 7.3%
Alibaba Group Holding Ltd.	63,935,000	88,731,550
DoorDash, Inc. (b)	34,829,000	31,816,292
Etsy, Inc. (d)	13,370,000	11,973,637
Etsy, Inc. (a) (b) (d)	8,019,000	7,744,189
Hims & Hers Health, Inc. (b)	12,994,000	9,691,835
JD.com, Inc.	25,850,000	25,815,103
Lyft, Inc. (a) (d)	6,379,000	6,451,657
Lyft, Inc. (b) (d)	6,267,000	5,894,051
MakeMyTrip Ltd. (b)	17,800,000	14,957,874
Snap, Inc. (d)	6,950,000	6,341,945
Snap, Inc. (d)	8,925,000	7,172,219
Trip.com Group Ltd.	19,357,000	20,070,305
Trump Media & Technology Group Corp. (b)	10,850,000	10,095,708
Uber Technologies, Inc. (a) (d)	21,911,000	26,466,297
Uber Technologies, Inc. (b) (d)	14,646,000	14,320,859
Upwork, Inc.	4,339,000	4,255,257
Wayfair, Inc. (d)	3,239,000	4,423,340
Wayfair, Inc. (d)	8,456,000	14,764,091
Wix.com Ltd. (b)	15,554,000	12,910,909
		323,897,118
INVESTMENT COMPANY SECURITIES — 2.7%
Bitdeer Technologies Group (b) (d)	4,900,000	4,240,509
Bitdeer Technologies Group (b) (d)	5,450,000	4,434,284
Bitdeer Technologies Group (b)	3,450,000	3,823,842
Bitfarms Ltd. (b)	8,406,000	5,355,042
Cipher Digital, Inc. (b)	16,699,000	18,666,142
Cleanspark, Inc. (d)	7,523,000	7,267,895
Cleanspark, Inc. (b) (d)	15,190,000	10,199,022
Core Scientific, Inc. (a) (b) (d)	5,370,000	8,623,629
Core Scientific, Inc. (b) (d)	7,852,000	8,553,105
HAT Holdings I LLC/HAT Holdings II LLC (b)	4,521,000	6,432,253
IREN Ltd. (b) (d)	13,312,000	9,535,918
IREN Ltd. (b) (d)	15,310,000	13,506,176
IREN Ltd. (b) (d)	14,610,000	12,764,903
Riot Platforms, Inc.	7,592,000	8,732,698
		122,135,418
IT SERVICES — 11.4%
Check Point Software Technologies Ltd. (b)	25,710,000	23,879,962
CyberArk Software Ltd. (b)	15,422,000	15,854,896
Lumentum Holdings, Inc. (d)	10,987,000	58,931,192
Lumentum Holdings, Inc. (d)	7,350,000	74,103,802
Lumentum Holdings, Inc. (b) (d)	17,890,000	68,802,793
Parsons Corp.	9,825,000	9,722,918
Rubrik, Inc. (b)	15,412,000	13,258,173
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Seagate HDD Cayman	5,220,000	$24,677,654
Super Micro Computer, Inc. (d)	22,225,000	17,736,217
Super Micro Computer, Inc. (b) (d)	28,460,000	20,809,383
Super Micro Computer, Inc.	9,400,000	8,075,728
Varonis Systems, Inc.	6,295,000	5,484,519
Western Digital Corp.	20,630,000	147,871,508
Zscaler, Inc. (b)	21,699,000	19,734,589
		508,943,334
MACHINERY — 1.5%
Bloom Energy Corp. (a) (b)	31,490,000	33,513,547
BWX Technologies, Inc. (b)	16,290,000	16,827,733
Greenbrier Cos., Inc.	3,972,000	4,596,081
JBT Marel Corp. (d)	5,509,000	5,475,450
JBT Marel Corp. (a) (b) (d)	7,554,000	7,339,240
		67,752,051
MEDIA — 0.4%
Liberty Broadband Corp. (b)	12,558,000	12,537,907
Sirius XM Holdings, Inc. (a)	7,134,000	7,376,913
		19,914,820
METALS & MINING — 1.8%
B2Gold Corp. (a) (b)	5,428,000	8,764,103
Centrus Energy Corp. (a) (b) (d)	10,270,000	10,861,039
Centrus Energy Corp. (d)	5,357,000	10,845,461
Endeavour Silver Corp. (b)	4,389,000	4,808,983
Energy Fuels, Inc. (b)	9,137,000	10,614,453
First Majestic Silver Corp. (b)	4,596,000	5,884,351
MP Materials Corp. (b)	11,160,000	26,750,185
		78,528,575
OFFICE ELECTRONICS — 1.2%
Advanced Energy Industries, Inc.	7,025,000	16,855,504
Avnet, Inc. (b)	7,643,000	8,303,890
Enovix Corp. (b)	5,040,000	4,009,370
OSI Systems, Inc. (d)	4,399,000	6,739,752
OSI Systems, Inc. (b) (d)	8,167,000	8,332,954
Vishay Intertechnology, Inc.	9,225,000	8,852,033
Xerox Holdings Corp.	5,925,000	1,464,542
		54,558,045
OIL, GAS & CONSUMABLE FUELS — 1.1%
Crescent Energy Co. (b)	8,881,000	10,207,555
Kosmos Energy Ltd.	5,270,000	4,156,133
Liberty Energy, Inc. (b)	6,914,000	7,002,430
Liberty Energy, Inc. (b)	9,618,000	10,559,698
Northern Oil & Gas, Inc. (a)	5,704,000	6,281,359
Solaris Energy Infrastructure, Inc.	9,625,000	12,026,245
		50,233,420
PHARMACEUTICALS — 1.7%
Ascendis Pharma AS	7,729,000	11,365,958
Dexcom, Inc.	15,910,000	14,696,544
Indivior Pharmaceuticals, Inc. (b)	6,420,000	6,526,701
Jazz Investments I Ltd. (a)	12,912,000	18,236,392
Security Description	Shares	Value
Zoetis, Inc. (b)	25,914,000	$25,753,593
		76,579,188
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.1%
Boston Properties LP (b)	12,375,000	11,266,200
Digital Realty Trust LP (b)	14,384,000	15,207,772
Federal Realty OP LP (b)	6,767,000	6,934,686
Pebblebrook Hotel Trust (b)	5,440,000	5,573,334
PennyMac Corp.	5,300,000	5,497,743
Realty Income Corp. (b)	10,755,000	11,018,605
Rexford Industrial Realty LP (b) (d)	7,137,000	7,111,307
Rexford Industrial Realty LP (b) (d)	7,987,000	7,845,710
Starwood Property Trust, Inc.	4,250,000	4,332,280
Ventas Realty LP	11,076,000	16,479,094
Welltower OP LLC (b) (d)	13,582,000	28,275,551
Welltower OP LLC (b) (d)	13,232,000	20,970,735
		140,513,017
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Compass, Inc. (b)	12,440,000	10,424,720
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Camtek Ltd. (b)	6,452,000	10,096,348
Microchip Technology, Inc.	16,070,000	15,904,961
Microchip Technology, Inc. (b)	11,513,000	11,233,349
MKS, Inc. (a)	17,959,000	29,785,720
Nova Ltd. (b)	9,791,000	15,093,022
ON Semiconductor Corp.	19,070,000	18,697,372
Semtech Corp. (b)	5,313,000	5,915,654
Synaptics, Inc. (a)	5,772,000	5,940,485
Ultra Clean Holdings, Inc. (b)	7,895,000	8,327,725
		120,994,636
SOFTWARE — 12.4%
Akamai Technologies, Inc. (d)	15,450,000	17,647,763
Akamai Technologies, Inc. (b) (d)	23,266,000	32,312,984
Bentley Systems, Inc.	7,653,000	7,296,982
Bill Holdings, Inc. (a)	18,188,000	16,148,580
BlackLine, Inc. (a)	8,364,000	7,862,578
Box, Inc.	5,223,000	4,808,033
Cloudflare, Inc. (d)	16,775,000	19,678,249
Cloudflare, Inc. (b) (d)	25,245,000	28,654,842
Commvault Systems, Inc. (b)	11,090,000	8,942,643
CoreWeave, Inc. (b)	33,472,000	33,653,753
CSG Systems International, Inc.	5,162,000	6,279,676
Datadog, Inc. (a)	12,267,000	11,881,203
DigitalOcean Holdings, Inc. (d)	3,407,000	3,334,397
DigitalOcean Holdings, Inc. (a) (b) (d)	7,848,000	17,985,497
Evolent Health, Inc.	5,610,000	3,027,773
Five9, Inc.	9,150,000	7,945,403
Guidewire Software, Inc.	8,596,000	8,570,470
Nebius Group NV (b) (d)	6,620,000	14,126,881
Nebius Group NV (b) (d)	6,295,000	13,613,819
Nebius Group NV (b) (d)	19,640,000	21,060,561
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Nebius Group NV (b) (d)	20,540,000	$21,305,731
Nebius Group NV (b) (d)	22,650,000	21,061,329
Nebius Group NV (b) (d)	29,100,000	28,002,057
Nutanix, Inc. (a) (d)	6,254,000	6,385,584
Nutanix, Inc. (d)	10,556,000	9,553,286
PagerDuty, Inc.	5,085,000	4,597,399
Planet Labs PBC (b)	5,920,000	14,928,938
Progress Software Corp.	5,865,000	5,221,199
Snowflake, Inc. (d)	14,855,000	17,541,972
Snowflake, Inc. (d)	14,628,000	17,862,543
Strategy, Inc. (d)	9,202,000	10,619,016
Strategy, Inc. (d)	8,294,000	7,997,490
Strategy, Inc. (d)	10,013,000	10,222,572
Strategy, Inc. (a) (d)	12,306,000	13,539,553
Strategy, Inc. (d)	38,250,000	32,016,780
Strategy, Inc. (d)	26,290,000	22,776,342
Unity Software, Inc. (d)	7,171,000	6,973,439
Unity Software, Inc. (a) (d)	9,152,000	9,164,447
Workiva, Inc.	8,721,000	8,172,449
		552,774,213
SPECIALTY RETAIL — 1.5%
Cheesecake Factory, Inc.	7,863,000	8,013,419
Freshpet, Inc. (a)	4,779,000	5,542,780
GameStop Corp. (b) (d)	19,430,000	19,973,068
GameStop Corp. (b) (d)	34,505,000	35,544,291
		69,073,558
TRANSPORTATION INFRASTRUCTURE — 0.1%
World Kinect Corp.	4,881,000	5,129,589
WATER UTILITIES — 0.3%
American Water Capital Corp.	13,368,000	13,344,740
WIRELESS TELECOMMUNICATION SERVICES — 1.8%
Applied Digital Corp.	5,512,000	14,617,879
AST SpaceMobile, Inc. (b) (d)	4,393,000	6,505,769
AST SpaceMobile, Inc. (b) (d)	14,828,000	15,708,042
AST SpaceMobile, Inc. (b) (d)	13,795,000	13,255,202
GDS Holdings Ltd. (b)	7,100,000	10,186,867
InterDigital, Inc.	4,773,000	18,580,191
		78,853,950
TOTAL CONVERTIBLE BONDS (Cost $3,208,630,800)		3,534,966,120
CONVERTIBLE FOREIGN BONDS — 0.3%
BANKS — 0.2%
Barclays Bank PLC 1.00%	10,825,000	10,866,568
INTERACTIVE MEDIA & SERVICES — 0.1%
iQIYI, Inc. 4.63%	4,400,000	4,033,361
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $15,384,858)		14,899,929
Security Description	Shares	Value
PREFERRED STOCKS — 4.5%
BANKS — 2.9%
Bank of America Corp. 7.25%, 12/31/2049	39,943	$47,594,481
KKR & Co., Inc. 6.25%, 3/1/2028 (a)	666,308	26,798,908
Wells Fargo & Co. 7.50%, 12/31/2049 (a)	49,612	57,301,860
		131,695,249
FINANCIAL SERVICES — 0.5%
Apollo Global Management, Inc. 6.75%, 7/31/2026	367,981	21,512,169
HEALTH CARE PROVIDERS & SERVICES — 0.3%
BrightSpring Health Services, Inc. 6.75%, 2/1/2027	90,559	12,863,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Microchip Technology, Inc. 7.50%, 3/15/2028 (a)	379,569	21,624,046
SOFTWARE — 0.3%
Strategy, Inc. 8.00%, 12/31/2049	166,000	11,736,200
TOTAL PREFERRED STOCKS (Cost $225,727,749)		199,430,664
WARRANTS — 0.0% *
SPECIALTY RETAIL — 0.0% *
GameStop Corp. (expiring 10/30/26) (c)	194,250	749,825
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Xerox Holdings Corp. (expiring 02/14/28) (c)	142,170	12,866
TOTAL WARRANTS (Cost $0)		762,691
CONVERTIBLE PREFERRED STOCKS — 9.4%
AEROSPACE & DEFENSE — 2.1%
Boeing Co. 6.00%, 10/15/2027 (a)	1,454,757	94,384,634
CHEMICALS — 0.9%
Albemarle Corp. 7.25%, 3/1/2027	560,124	40,244,909
COMMERCIAL SERVICES — 0.2%
Shift4 Payments, Inc. 6.00%, 5/1/2028	133,813	7,177,729
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
DISTRIBUTION & WHOLESALE — 0.1%
VSE Corp. 5.75%, 2/1/2029	106,400	$5,351,920
DIVERSIFIED FINANCIAL SERVICES — 0.3%
ARES Management Corp. Series B, 6.75%, 10/1/2027	356,459	12,896,687
ELECTRIC — 3.3%
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (e)	198,116	7,830,337
NextEra Energy, Inc.:
7.23%, 11/1/2027	384,500	20,201,630
7.30%, 6/1/2027	511,407	28,628,564
7.38%, 2/15/2029	617,400	31,012,002
PG&E Corp. Series A, 6.00%, 12/1/2027 (a)	410,000	17,625,900
PPL Corp. 7.00%, 2/15/2029	265,700	13,627,753
Southern Co. Series A, 7.13%, 12/15/2028 (a)	519,000	26,676,600
		145,602,786
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Novanta, Inc. 6.50%, 11/1/2028	143,150	7,678,566
HEALTH CARE PRODUCTS — 0.2%
Bruker Corp. 6.38%, 9/1/2028	30,610	8,639,672
HOME FURNISHINGS — 0.1%
Whirlpool Corp. Series A, 8.50%, 2/15/2029	138,200	5,659,290
IT SERVICES — 0.5%
Hewlett Packard Enterprise Co. 7.63%, 9/1/2027	378,376	24,409,036
RETAIL — 0.2%
QXO, Inc. 5.50%, 5/15/2028	141,900	7,803,081
SOFTWARE — 1.3%
Oracle Corp. Series D, 6.50%, 1/15/2029	1,297,400	58,395,974
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $424,067,941)		418,244,284
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	13,865,211	$13,865,211
State Street Navigator Securities Lending Portfolio II (h) (i)	131,946,705	131,946,705
TOTAL SHORT-TERM INVESTMENTS (Cost $145,811,916)		145,811,916
TOTAL INVESTMENTS — 102.7% (Cost $4,261,288,463)		4,576,779,467
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(121,563,301)
NET ASSETS — 100.0%		$4,455,216,166

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 38.4% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2026. Maturity date shown is the final maturity.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$261,642,427	$—	$261,642,427
Common Stocks	1,021,436	—	—	1,021,436
Convertible Bonds	—	3,534,966,120	—	3,534,966,120
Convertible Foreign Bonds	—	14,899,929	—	14,899,929
Convertible Preferred Stocks	418,244,284	—	—	418,244,284
Preferred Stocks	199,430,664	—	—	199,430,664
Warrants	762,691	—	—	762,691
Short-Term Investments	145,811,916	—	—	145,811,916
TOTAL INVESTMENTS	$765,270,991	$3,811,508,476	$—	$4,576,779,467
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,364,336	$22,364,336	$434,171,079	$442,670,204	$—	$—	13,865,211	$13,865,211	$353,413
State Street Navigator Securities Lending Portfolio II	231,756,636	231,756,636	1,671,481,798	1,771,291,729	—	—	131,946,705	131,946,705	799,255
Total		$254,120,972	$2,105,652,877	$2,213,961,933	$—	$—		$145,811,916	$1,152,668
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 96.8%
BRAZIL — 4.6%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$189,489
Brazil Letras do Tesouro Nacional:
Zero Coupon, 4/1/2027	BRL	25,500,000	4,297,001
Zero Coupon, 7/1/2027	BRL	57,000,000	9,292,781
Zero Coupon, 10/1/2027	BRL	66,250,000	10,445,081
Zero Coupon, 1/1/2028	BRL	5,000,000	764,932
Zero Coupon, 4/1/2028	BRL	12,000,000	1,778,746
Zero Coupon, 7/1/2028	BRL	12,000,000	1,722,226
Zero Coupon, 1/1/2029	BRL	76,100,000	10,249,626
Zero Coupon, 7/1/2029	BRL	23,000,000	2,875,493
Zero Coupon, 1/1/2030	BRL	68,500,000	8,094,896
Zero Coupon, 1/1/2032	BRL	61,000,000	5,529,127
Brazil Notas do Tesouro Nacional:
10.00%, 1/1/2027	BRL	5,000,000	932,973
10.00%, 1/1/2029	BRL	88,590,000	15,642,405
10.00%, 1/1/2031	BRL	99,000,000	16,565,170
10.00%, 1/1/2033	BRL	34,300,000	5,508,324
10.00%, 1/1/2035	BRL	56,500,000	8,798,591
10.00%, 1/1/2037	BRL	5,000,000	758,828
			103,445,689
CHILE — 3.0%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	4,200,000,000	4,296,756
2.30%, 10/1/2028	CLP	4,255,000,000	4,251,765
2.80%, 10/1/2033	CLP	2,200,000,000	1,958,274
4.70%, 9/1/2030	CLP	5,805,000,000	6,055,444
4.90%, 11/1/2027	CLP	2,100,000,000	2,259,663
5.00%, 10/1/2028	CLP	3,780,000,000	4,021,768
5.00%, 3/1/2035	CLP	5,300,000,000	5,438,265
5.10%, 7/15/2050	CLP	4,970,000,000	4,926,622
5.30%, 7/15/2032	CLP	1,365,000,000	1,448,166
5.30%, 11/1/2037	CLP	5,040,000,000	5,223,904
5.80%, 10/1/2029	CLP	7,020,000,000	7,647,260
5.80%, 10/1/2034	CLP	1,250,000,000	1,360,165
6.00%, 4/1/2033	CLP	9,330,000,000	10,259,093
6.00%, 1/1/2043	CLP	4,795,000,000	5,303,882
6.10%, 4/1/2056	CLP	1,070,000,000	1,226,244
Security Description		Principal Amount	Value
6.20%, 10/1/2040	CLP	900,000,000	$1,009,891
7.00%, 5/1/2034	CLP	1,670,000,000	1,953,215
			68,640,377
CHINA — 12.3%
China Development Bank:
3.80%, 1/25/2036	CNY	6,500,000	1,094,935
4.88%, 2/9/2028	CNY	3,000,000	460,937
China Government Bonds:
1.36%, 12/15/2027	CNY	15,000,000	2,173,590
1.38%, 6/15/2027	CNY	34,000,000	4,928,419
1.40%, 11/25/2028	CNY	15,000,000	2,176,355
1.42%, 11/15/2027	CNY	15,000,000	2,175,996
1.42%, 8/15/2028	CNY	25,000,000	3,628,600
1.43%, 1/25/2030	CNY	40,000,000	5,788,076
1.44%, 9/15/2027	CNY	25,000,000	3,627,656
1.45%, 2/25/2028	CNY	40,000,000	5,809,125
1.46%, 5/25/2028	CNY	30,000,000	4,359,228
1.54%, 1/25/2031	CNY	10,000,000	1,447,519
1.55%, 7/25/2030	CNY	30,000,000	4,354,241
1.61%, 2/15/2035	CNY	33,000,000	4,713,547
1.62%, 8/15/2027	CNY	18,000,000	2,618,806
1.63%, 10/25/2030	CNY	20,000,000	2,909,195
1.65%, 5/15/2035	CNY	15,000,000	2,147,650
1.66%, 12/25/2032	CNY	15,000,000	2,167,696
1.67%, 5/25/2035	CNY	40,000,000	5,741,498
1.74%, 10/15/2029	CNY	27,000,000	3,954,951
1.78%, 9/15/2032	CNY	25,000,000	3,645,487
1.78%, 11/15/2035	CNY	20,000,000	2,883,585
1.79%, 3/25/2032	CNY	40,000,000	5,851,205
1.83%, 8/25/2035	CNY	41,000,000	5,937,433
1.85%, 5/15/2027	CNY	15,000,000	2,185,785
1.87%, 9/15/2031	CNY	10,000,000	1,471,197
1.91%, 7/15/2029	CNY	25,000,000	3,683,012
1.92%, 1/15/2055	CNY	10,000,000	1,315,499
2.04%, 11/25/2034	CNY	10,000,000	1,480,841
2.05%, 4/15/2029	CNY	30,000,000	4,436,339
2.11%, 8/25/2034	CNY	31,000,000	4,619,379
2.12%, 6/25/2031	CNY	20,000,000	2,980,293
2.27%, 5/25/2034	CNY	30,000,000	4,519,370
2.28%, 3/25/2031	CNY	20,000,000	3,002,615
2.35%, 2/25/2034	CNY	20,000,000	3,029,536
2.37%, 1/15/2029	CNY	25,000,000	3,728,627
2.40%, 7/15/2028	CNY	21,000,000	3,117,300
2.44%, 10/15/2027	CNY	15,000,000	2,208,282
2.48%, 4/15/2027	CNY	15,000,000	2,202,215
2.48%, 9/25/2028	CNY	10,000,000	1,490,677
2.50%, 7/25/2027	CNY	19,000,000	2,791,475
2.52%, 8/25/2033	CNY	18,000,000	2,757,569
2.54%, 12/25/2030	CNY	20,000,000	3,034,420
2.55%, 10/15/2028	CNY	25,000,000	3,735,048
2.60%, 9/15/2030	CNY	20,000,000	3,037,387
2.60%, 9/1/2032	CNY	20,000,000	3,067,931
2.62%, 4/15/2028	CNY	21,000,000	3,125,989
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.62%, 9/25/2029	CNY	20,000,000	$3,019,862
2.62%, 6/25/2030	CNY	18,000,000	2,731,841
2.64%, 1/15/2028	CNY	21,000,000	3,117,020
2.67%, 5/25/2033	CNY	20,000,000	3,093,528
2.67%, 11/25/2033	CNY	20,000,000	3,100,336
2.68%, 5/21/2030	CNY	25,000,000	3,795,705
2.69%, 8/15/2032	CNY	20,000,000	3,071,718
2.75%, 6/15/2029	CNY	14,000,000	2,118,556
2.75%, 2/17/2032	CNY	23,000,000	3,550,245
2.76%, 5/15/2032	CNY	15,000,000	2,320,893
2.79%, 12/15/2029	CNY	20,000,000	3,044,859
2.80%, 3/24/2029	CNY	20,000,000	3,023,506
2.80%, 3/25/2030	CNY	23,000,000	3,512,783
2.80%, 11/15/2032	CNY	15,000,000	2,333,731
2.85%, 6/4/2027	CNY	22,000,000	3,250,780
2.88%, 2/25/2033	CNY	8,000,000	1,254,846
2.89%, 11/18/2031	CNY	20,500,000	3,189,201
2.91%, 10/14/2028	CNY	20,000,000	3,018,525
3.00%, 10/15/2053	CNY	15,000,000	2,457,386
3.01%, 5/13/2028	CNY	8,000,000	1,203,376
3.02%, 5/27/2031	CNY	20,000,000	3,126,190
3.12%, 10/25/2052	CNY	9,000,000	1,491,381
3.13%, 11/21/2029	CNY	20,000,000	3,088,093
3.19%, 4/15/2053	CNY	5,000,000	841,178
3.25%, 11/22/2028	CNY	10,000,000	1,528,143
3.27%, 11/19/2030	CNY	25,000,000	3,939,556
3.27%, 8/22/2046	CNY	10,000,000	1,666,997
3.27%, 3/25/2073	CNY	5,000,000	877,428
3.28%, 12/3/2027	CNY	20,400,000	3,063,545
3.29%, 5/23/2029	CNY	24,600,000	3,795,608
3.32%, 4/15/2052	CNY	8,000,000	1,367,529
3.39%, 3/16/2050	CNY	15,000,000	2,570,270
3.40%, 7/15/2072	CNY	10,000,000	1,807,552
3.48%, 11/21/2066	CNY	6,700,000	1,210,630
3.52%, 5/4/2027	CNY	5,000,000	744,924
3.52%, 4/25/2046	CNY	5,000,000	861,069
3.53%, 10/18/2051	CNY	7,000,000	1,235,975
3.54%, 8/16/2028	CNY	10,000,000	1,535,099
3.72%, 4/12/2051	CNY	10,000,000	1,810,858
3.73%, 5/25/2070	CNY	25,000,000	4,802,690
3.74%, 9/22/2035	CNY	7,800,000	1,343,556
3.74%, 10/20/2045	CNY	3,000,000	532,244
3.76%, 3/22/2071	CNY	20,000,000	3,880,056
3.77%, 2/20/2047	CNY	8,000,000	1,438,392
3.81%, 9/14/2050	CNY	17,000,000	3,103,882
3.86%, 7/22/2049	CNY	15,000,000	2,743,588
3.96%, 7/29/2040	CNY	8,000,000	1,444,463
3.97%, 7/23/2048	CNY	8,000,000	1,478,342
4.00%, 6/24/2069	CNY	9,000,000	1,814,770
4.05%, 7/24/2047	CNY	8,000,000	1,494,812
4.08%, 3/1/2040	CNY	5,000,000	913,850
4.08%, 10/22/2048	CNY	15,300,000	2,871,503
4.09%, 4/27/2035	CNY	1,000,000	176,348
4.22%, 3/19/2048	CNY	8,000,000	1,527,619
4.28%, 10/23/2047	CNY	3,250,000	624,644
Security Description		Principal Amount	Value
4.50%, 6/23/2041	CNY	11,000,000	$2,122,990
4.63%, 8/11/2034	CNY	7,000,000	1,270,017
4.76%, 9/16/2043	CNY	2,000,000	403,430
			278,374,434
COLOMBIA — 3.6%
Colombia TES:
5.75%, 11/3/2027	COP	5,700,000,000	1,383,159
6.00%, 4/28/2028	COP	36,441,000,000	8,614,858
6.25%, 7/9/2036	COP	13,200,000,000	2,296,190
7.00%, 3/26/2031	COP	35,450,000,000	7,461,118
7.00%, 6/30/2032	COP	24,260,000,000	4,873,352
7.25%, 10/18/2034	COP	5,825,000,000	1,120,737
7.25%, 10/26/2050	COP	13,700,000,000	2,206,342
7.75%, 9/18/2030	COP	24,700,000,000	5,428,936
9.25%, 5/28/2042	COP	39,800,000,000	8,192,915
11.00%, 8/22/2029	COP	20,000,000,000	5,038,016
11.50%, 7/25/2046	COP	36,600,000,000	8,976,079
11.75%, 1/24/2035	COP	32,200,000,000	8,145,135
12.00%, 3/13/2058	COP	7,000,000,000	1,721,300
12.50%, 2/27/2030	COP	3,500,000,000	908,543
12.75%, 11/28/2040	COP	15,300,000,000	4,065,461
13.25%, 2/9/2033	COP	43,080,000,000	11,638,018
			82,070,159
CZECH REPUBLIC — 3.8%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	16,750,000	672,968
0.25%, 2/10/2027	CZK	30,000,000	1,363,230
0.95%, 5/15/2030	CZK	111,780,000	4,572,595
1.20%, 3/13/2031	CZK	180,790,000	7,265,042
1.50%, 4/24/2040	CZK	72,660,000	2,192,702
1.75%, 6/23/2032	CZK	142,500,000	5,659,191
1.95%, 7/30/2037	CZK	40,600,000	1,413,140
2.00%, 10/13/2033	CZK	142,350,000	5,516,711
2.50%, 8/25/2028	CZK	153,400,000	6,912,238
2.75%, 7/23/2029	CZK	154,350,000	6,892,315
3.00%, 3/3/2033	CZK	60,700,000	2,559,366
3.50%, 5/30/2035	CZK	134,500,000	5,699,563
3.60%, 6/3/2036	CZK	67,000,000	2,817,841
4.00%, 4/4/2044	CZK	18,000,000	724,206
4.20%, 12/4/2036	CZK	78,180,000	3,449,408
4.25%, 10/24/2034	CZK	68,300,000	3,072,539
4.50%, 11/11/2032	CZK	117,000,000	5,427,812
4.85%, 11/26/2057	CZK	22,300,000	941,648
4.90%, 4/14/2034	CZK	116,350,000	5,489,114
5.00%, 9/30/2030	CZK	114,270,000	5,479,314
5.30%, 9/19/2035	CZK	60,000,000	2,907,415
5.50%, 12/12/2028	CZK	65,000,000	3,141,089
5.75%, 3/29/2029	CZK	34,900,000	1,702,196
6.20%, 6/16/2031	CZK	20,000,000	1,009,324
			86,880,967
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 0.0% *
Agence Francaise de Developpement EPIC Series EMTN, 5.75%, 10/9/2030	IDR	18,000,000,000	$1,011,641
HUNGARY — 3.1%
Hungary Government Bonds:
2.00%, 5/23/2029	HUF	1,732,430,000	4,440,488
2.25%, 4/20/2033	HUF	1,071,200,000	2,345,393
2.25%, 6/22/2034	HUF	885,900,000	1,851,551
3.00%, 10/27/2027	HUF	1,768,170,000	4,969,507
3.00%, 8/21/2030	HUF	2,405,000,000	6,074,671
3.00%, 10/27/2038	HUF	1,588,160,000	3,139,413
3.00%, 4/25/2041	HUF	671,300,000	1,251,335
3.25%, 10/22/2031	HUF	3,030,870,000	7,460,811
4.00%, 4/28/2051	HUF	270,000,000	511,879
4.50%, 3/23/2028	HUF	2,299,300,000	6,533,654
4.50%, 5/27/2032	HUF	890,000,000	2,310,218
4.75%, 11/24/2032	HUF	2,227,700,000	5,790,729
6.00%, 11/28/2029	HUF	445,000,000	1,275,431
6.75%, 10/22/2028	HUF	3,311,590,000	9,786,472
6.75%, 7/23/2031	HUF	1,480,000,000	4,332,832
7.00%, 10/24/2035	HUF	2,950,000,000	8,689,425
			70,763,809
INDIA — 7.0%
India Government Bonds:
5.77%, 8/3/2030	INR	380,000,000	3,834,689
5.79%, 5/11/2030	INR	330,000,000	3,341,874
5.85%, 12/1/2030	INR	460,000,000	4,655,358
6.01%, 7/21/2030	INR	460,000,000	4,721,398
6.10%, 7/12/2031	INR	600,000,000	6,116,559
6.28%, 7/14/2032	INR	200,000,000	2,056,000
6.33%, 5/5/2035	INR	680,000,000	6,887,130
6.45%, 10/7/2029	INR	180,000,000	1,892,777
6.48%, 10/6/2035	INR	650,000,000	6,636,664
6.54%, 1/17/2032	INR	650,000,000	6,703,189
6.67%, 12/17/2050	INR	550,000,000	5,149,993
6.68%, 1/27/2033	INR	40,000,000	417,379
6.75%, 12/23/2029	INR	160,000,000	1,684,349
6.79%, 12/30/2031	INR	200,000,000	2,091,197
6.79%, 10/7/2034	INR	650,000,000	6,720,417
6.79%, 12/2/2034	INR	15,000,000	155,168
6.99%, 12/15/2051	INR	600,000,000	5,795,014
7.02%, 6/18/2031	INR	300,000,000	3,166,413
7.04%, 6/3/2029	INR	116,000,000	1,245,165
7.06%, 4/10/2028	INR	201,000,000	2,143,701
7.10%, 1/27/2028	INR	30,000,000	319,543
7.10%, 4/18/2029	INR	260,000,000	2,790,296
7.10%, 4/8/2034	INR	700,000,000	7,369,780
7.16%, 9/20/2050	INR	390,000,000	3,857,387
7.17%, 4/17/2030	INR	240,000,000	2,559,195
7.18%, 8/14/2033	INR	790,000,000	8,371,820
7.18%, 7/24/2037	INR	700,000,000	7,341,108
Security Description		Principal Amount	Value
7.25%, 11/13/2028	INR	5,000,000	$53,669
7.26%, 1/14/2029	INR	195,000,000	2,098,125
7.26%, 8/22/2032	INR	600,000,000	6,405,130
7.26%, 2/6/2033	INR	560,000,000	5,983,040
7.29%, 1/27/2033	INR	15,000,000	159,271
7.30%, 6/19/2053	INR	770,000,000	7,641,212
7.32%, 11/13/2030	INR	270,000,000	2,908,579
7.36%, 9/12/2052	INR	650,000,000	6,556,089
7.37%, 10/23/2028	INR	95,000,000	1,025,734
7.37%, 1/23/2054	INR	17,000,000	170,958
7.38%, 6/20/2027	INR	100,000,000	1,072,233
7.41%, 12/19/2036	INR	575,000,000	6,183,123
7.54%, 5/23/2036	INR	570,000,000	6,186,423
7.72%, 6/15/2049	INR	330,000,000	3,483,259
			157,950,408
INDONESIA — 5.7%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	50,000,000,000	2,917,020
6.13%, 5/15/2028	IDR	48,750,000,000	2,849,204
6.25%, 6/15/2036	IDR	30,000,000,000	1,681,003
6.38%, 8/15/2028	IDR	60,000,000,000	3,536,627
6.38%, 4/15/2032	IDR	90,000,000,000	5,181,729
6.38%, 7/15/2037	IDR	10,000,000,000	561,599
6.38%, 4/15/2042	IDR	1,700,000,000	94,343
6.50%, 7/15/2030	IDR	50,000,000,000	2,917,120
6.50%, 2/15/2031	IDR	81,700,000,000	4,772,556
6.50%, 4/15/2036	IDR	25,000,000,000	1,431,698
6.63%, 5/15/2033	IDR	55,000,000,000	3,180,350
6.63%, 2/15/2034	IDR	60,000,000,000	3,468,879
6.75%, 7/15/2035	IDR	50,000,000,000	2,911,236
6.88%, 4/15/2029	IDR	59,000,000,000	3,499,686
6.88%, 8/15/2051	IDR	30,000,000,000	1,753,666
6.88%, 7/15/2054	IDR	45,500,000,000	2,657,873
7.00%, 5/15/2027	IDR	58,000,000,000	3,447,013
7.00%, 9/15/2030	IDR	75,600,000,000	4,487,773
7.00%, 2/15/2033	IDR	70,000,000,000	4,144,760
7.13%, 6/15/2038	IDR	50,000,000,000	2,977,449
7.13%, 8/15/2040	IDR	50,000,000,000	2,983,612
7.13%, 6/15/2042	IDR	60,000,000,000	3,579,820
7.13%, 6/15/2043	IDR	42,000,000,000	2,503,704
7.13%, 8/15/2045	IDR	52,000,000,000	3,132,668
7.38%, 5/15/2048	IDR	41,700,000,000	2,557,528
7.50%, 8/15/2032	IDR	31,300,000,000	1,904,448
7.50%, 6/15/2035	IDR	70,600,000,000	4,319,457
7.50%, 5/15/2038	IDR	43,910,000,000	2,700,047
7.50%, 4/15/2040	IDR	75,000,000,000	4,581,012
8.25%, 5/15/2029	IDR	52,150,000,000	3,209,985
8.25%, 6/15/2032	IDR	3,710,000,000	237,746
8.25%, 5/15/2036	IDR	47,090,000,000	3,027,648
8.38%, 3/15/2034	IDR	72,700,000,000	4,659,739
8.38%, 4/15/2039	IDR	40,000,000,000	2,631,204
8.75%, 5/15/2031	IDR	39,050,000,000	2,528,111
8.75%, 2/15/2044	IDR	17,050,000,000	1,179,519
9.00%, 3/15/2029	IDR	50,000,000,000	3,144,024
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
9.50%, 5/15/2041	IDR	1,000,000,000	$72,873
9.75%, 5/15/2037	IDR	1,250,000,000	88,856
10.00%, 2/15/2028	IDR	10,000,000,000	626,652
Perusahaan Penerbit SBSN Indonesia:
5.88%, 7/15/2028	IDR	31,571,000,000	1,845,341
6.10%, 2/15/2037	IDR	2,000,000,000	112,154
6.38%, 3/15/2034	IDR	87,522,000,000	5,216,269
6.50%, 6/15/2039	IDR	10,000,000,000	581,322
6.63%, 9/15/2029	IDR	10,000,000,000	588,613
6.63%, 7/15/2041	IDR	2,000,000,000	115,771
6.75%, 6/15/2047	IDR	56,875,000,000	3,285,705
6.88%, 12/15/2049	IDR	35,000,000,000	2,090,511
7.75%, 10/15/2046	IDR	23,000,000,000	1,477,084
8.88%, 11/15/2031	IDR	64,200,000,000	4,184,405
			127,637,412
ISRAEL — 4.0%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	18,600,000	5,254,669
1.30%, 4/30/2032	ILS	34,900,000	9,466,245
1.50%, 5/31/2037	ILS	37,750,000	9,130,834
2.25%, 9/28/2028	ILS	24,376,000	7,404,031
2.80%, 11/29/2052	ILS	25,800,000	5,941,485
3.75%, 9/30/2027	ILS	23,500,000	7,427,935
3.75%, 2/28/2029	ILS	31,680,000	9,966,633
3.75%, 7/31/2031	ILS	6,500,000	2,036,908
3.75%, 3/31/2047	ILS	20,812,000	6,000,232
4.00%, 3/30/2035	ILS	32,500,000	10,199,189
4.10%, 7/31/2028	ILS	14,000,000	4,448,885
4.60%, 8/31/2029	ILS	6,700,000	2,165,108
5.50%, 1/31/2042	ILS	23,460,000	8,444,175
6.25%, 10/30/2026	ILS	5,625,000	1,802,802
			89,689,131
MALAYSIA — 6.1%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	17,220,000	4,091,009
3.34%, 5/15/2030	MYR	3,000,000	739,233
3.48%, 7/2/2035	MYR	7,000,000	1,704,636
3.50%, 5/31/2027	MYR	16,070,000	3,986,542
3.52%, 4/20/2028	MYR	15,480,000	3,845,032
3.58%, 7/15/2032	MYR	12,080,000	2,987,838
3.73%, 6/15/2028	MYR	8,390,000	2,093,547
3.76%, 5/22/2040	MYR	7,650,000	1,860,542
3.77%, 1/15/2041	MYR	2,000,000	484,905
3.83%, 7/5/2034	MYR	16,110,000	4,018,785
3.84%, 4/15/2033	MYR	7,860,000	1,972,781
3.89%, 3/15/2027	MYR	600,000	149,357
3.89%, 8/15/2029	MYR	16,805,000	4,220,490
3.90%, 11/16/2027	MYR	8,770,000	2,192,798
3.92%, 7/15/2055	MYR	7,000,000	1,666,498
4.05%, 4/18/2039	MYR	15,000,000	3,755,116
4.07%, 6/15/2050	MYR	13,440,000	3,299,476
Security Description		Principal Amount	Value
4.13%, 4/15/2032	MYR	800,000	$203,926
4.18%, 5/16/2044	MYR	12,000,000	3,024,213
4.23%, 6/30/2031	MYR	3,000,000	768,204
4.25%, 5/31/2035	MYR	7,255,000	1,875,112
4.46%, 3/31/2053	MYR	6,980,000	1,811,066
4.50%, 4/30/2029	MYR	7,300,000	1,865,549
4.50%, 4/15/2030	MYR	13,000,000	3,342,366
4.64%, 11/7/2033	MYR	13,910,000	3,657,282
4.70%, 10/15/2042	MYR	9,440,000	2,532,004
4.74%, 3/15/2046	MYR	8,075,000	2,186,827
4.76%, 4/7/2037	MYR	8,080,000	2,158,176
4.89%, 6/8/2038	MYR	9,370,000	2,558,725
4.92%, 7/6/2048	MYR	8,860,000	2,453,242
4.94%, 9/30/2043	MYR	5,000,000	1,386,842
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	14,180,000	3,513,251
3.45%, 7/15/2036	MYR	7,350,000	1,771,106
3.47%, 10/15/2030	MYR	5,252,000	1,300,063
3.60%, 7/31/2028	MYR	14,160,000	3,526,107
3.61%, 4/30/2035	MYR	8,800,000	2,167,329
3.64%, 8/30/2030	MYR	5,000,000	1,246,585
3.78%, 5/31/2045	MYR	10,000,000	2,399,953
3.80%, 10/8/2031	MYR	12,300,000	3,089,691
3.97%, 7/16/2040	MYR	7,000,000	1,737,374
4.12%, 11/30/2034	MYR	16,000,000	4,080,522
4.13%, 7/9/2029	MYR	15,000,000	3,797,344
4.19%, 10/7/2032	MYR	11,000,000	2,814,770
4.25%, 9/30/2030	MYR	11,600,000	2,963,201
4.26%, 7/26/2027	MYR	5,480,000	1,371,802
4.28%, 3/23/2054	MYR	16,000,000	4,055,027
4.29%, 8/14/2043	MYR	10,580,000	2,712,895
4.37%, 10/31/2028	MYR	8,000,000	2,029,562
4.42%, 9/30/2041	MYR	9,280,000	2,414,935
4.47%, 9/15/2039	MYR	12,376,000	3,238,531
4.58%, 8/30/2033	MYR	13,400,000	3,513,352
4.64%, 11/15/2049	MYR	4,000,000	1,072,107
4.66%, 3/31/2038	MYR	8,720,000	2,324,469
4.72%, 6/15/2033	MYR	5,200,000	1,374,373
4.76%, 8/4/2037	MYR	3,300,000	888,709
4.79%, 10/31/2035	MYR	810,000	218,068
4.90%, 5/8/2047	MYR	1,750,000	484,515
5.36%, 5/15/2052	MYR	13,000,000	3,849,530
			136,847,290
MEXICO — 5.7%
Mexico Bonos:
7.50%, 6/3/2027	MXN	90,250,700	5,003,645
7.50%, 5/26/2033	MXN	138,560,000	7,034,331
7.75%, 5/29/2031	MXN	261,716,800	13,823,127
7.75%, 11/23/2034	MXN	231,508,100	11,733,816
7.75%, 11/13/2042	MXN	186,089,600	8,559,513
8.00%, 4/15/2032	MXN	30,000,000	1,638,603
8.00%, 5/24/2035	MXN	56,000,000	2,849,332
8.00%, 2/21/2036	MXN	91,000,000	4,619,934
8.00%, 11/7/2047	MXN	179,050,800	8,294,404
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
8.00%, 7/31/2053	MXN	142,000,000	$6,513,039
8.00%, 4/29/2055	MXN	30,000,000	1,369,801
8.50%, 3/2/2028	MXN	52,800,000	2,954,213
8.50%, 3/1/2029	MXN	255,000,000	14,139,731
8.50%, 5/31/2029	MXN	151,446,300	8,383,921
8.50%, 2/28/2030	MXN	160,500,000	8,834,150
8.50%, 11/18/2038	MXN	160,630,000	8,181,121
10.00%, 11/20/2036	MXN	5,180,000	299,915
Mexico Cetes:
Zero Coupon, 1/21/2027	MXN	32,000,000	1,672,470
Zero Coupon, 5/13/2027	MXN	66,000,000	3,369,386
Zero Coupon, 7/8/2027	MXN	80,000,000	4,030,385
Zero Coupon, 9/2/2027	MXN	90,000,000	4,472,521
Zero Coupon, 12/23/2027	MXN	26,000,000	1,255,497
			129,032,855
PERU — 2.9%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	11,500,000	2,749,385
5.40%, 8/12/2034	PEN	22,075,000	5,997,831
5.94%, 2/12/2029	PEN	2,765,000	824,440
6.15%, 8/12/2032	PEN	29,457,000	8,816,391
6.71%, 2/12/2055	PEN	6,500,000	1,848,879
6.85%, 8/12/2035 (a)	PEN	26,590,000	7,753,563
6.85%, 2/12/2042	PEN	4,200,000	1,203,121
6.90%, 8/12/2037	PEN	40,275,000	11,429,919
6.95%, 8/12/2031	PEN	27,000,000	8,382,247
7.30%, 8/12/2033	PEN	28,350,000	8,887,579
7.60%, 8/12/2039 (a)	PEN	29,040,000	8,593,766
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	135,110
			66,622,231
PHILIPPINES — 4.0%
Philippines Government Bonds:
2.88%, 7/9/2030	PHP	153,500,000	2,169,143
3.63%, 4/22/2028	PHP	300,000,000	4,689,142
3.63%, 3/21/2033	PHP	43,150,000	575,600
3.75%, 8/12/2028	PHP	230,000,000	3,568,887
4.00%, 7/22/2031	PHP	227,000,000	3,280,230
4.63%, 9/9/2040	PHP	156,500,000	2,015,218
4.75%, 5/4/2027	PHP	206,950,000	3,378,378
4.88%, 1/20/2032	PHP	190,000,000	2,829,518
5.13%, 7/15/2041	PHP	10,000,000	135,086
5.25%, 5/18/2037	PHP	48,800,000	693,332
5.93%, 2/23/2036	PHP	240,000,000	3,650,711
6.00%, 4/27/2030	PHP	50,000,000	803,419
6.13%, 1/18/2031	PHP	200,000,000	3,202,094
6.13%, 10/24/2037	PHP	67,000,000	1,021,572
Security Description		Principal Amount	Value
6.25%, 3/22/2028	PHP	127,700,000	$2,109,875
6.25%, 1/25/2034	PHP	200,000,000	3,127,974
6.25%, 2/28/2044	PHP	80,000,000	1,163,825
6.38%, 7/27/2030	PHP	355,000,000	5,745,595
6.38%, 4/28/2035	PHP	425,000,000	6,671,687
6.38%, 1/30/2050	PHP	45,000,000	654,127
6.50%, 5/19/2029	PHP	184,000,000	3,010,007
6.50%, 2/22/2038	PHP	40,000,000	632,905
6.63%, 8/17/2033	PHP	130,000,000	2,088,064
6.75%, 9/15/2032	PHP	400,000,000	6,495,402
6.75%, 1/24/2039	PHP	117,700,000	1,886,337
6.88%, 1/10/2029	PHP	293,000,000	4,857,872
6.88%, 5/23/2044	PHP	185,000,000	2,915,860
7.00%, 10/13/2029	PHP	100,000,000	1,660,102
7.25%, 6/23/2032	PHP	61,000,000	1,019,844
8.00%, 7/19/2031	PHP	274,237,338	4,749,551
8.00%, 9/30/2035	PHP	108,000,000	1,900,953
8.13%, 12/16/2035	PHP	198,800,000	3,509,430
8.13%, 11/24/2042	PHP	95,000,000	1,693,961
9.25%, 11/5/2034	PHP	100,000,000	1,885,118
			89,790,819
POLAND — 4.4%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2028	PLN	29,900,000	7,408,346
1.25%, 10/25/2030	PLN	21,330,000	4,818,451
1.75%, 4/25/2032	PLN	50,600,000	11,034,532
2.50%, 7/25/2027	PLN	23,840,000	6,260,943
2.75%, 4/25/2028	PLN	10,000,000	2,589,354
2.75%, 10/25/2029	PLN	21,450,000	5,344,873
4.00%, 4/25/2047	PLN	2,400,000	487,664
4.50%, 7/25/2030	PLN	30,600,000	7,994,328
4.50%, 1/25/2031	PLN	8,800,000	2,283,735
4.75%, 7/25/2029	PLN	31,400,000	8,373,028
5.00%, 1/25/2030	PLN	19,600,000	5,242,313
5.00%, 10/25/2034	PLN	30,200,000	7,704,407
5.00%, 10/25/2035	PLN	21,000,000	5,272,800
5.00%, 4/25/2037	PLN	1,400,000	347,163
5.75%, 4/25/2029	PLN	29,550,000	8,114,301
6.00%, 10/25/2033	PLN	30,660,000	8,399,545
7.50%, 7/25/2028	PLN	25,540,000	7,265,124
			98,940,907
ROMANIA — 3.4%
Romania Government Bonds:
2.50%, 10/25/2027	RON	9,100,000	1,933,558
3.65%, 9/24/2031	RON	17,650,000	3,371,094
4.15%, 1/26/2028	RON	15,750,000	3,408,226
4.15%, 10/24/2030	RON	2,930,000	588,902
4.75%, 10/11/2034	RON	25,340,000	4,836,202
4.85%, 7/25/2029	RON	17,700,000	3,759,847
5.00%, 2/12/2029	RON	20,585,000	4,431,533
5.80%, 7/26/2027	RON	4,810,000	1,075,453
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
6.30%, 4/26/2028	RON	16,600,000	$3,719,211
6.30%, 4/25/2029	RON	11,000,000	2,443,020
6.70%, 2/25/2032	RON	28,650,000	6,292,930
6.75%, 4/25/2035 (a)	RON	16,000,000	3,519,295
7.10%, 7/31/2034	RON	14,250,000	3,186,721
7.20%, 5/31/2027	RON	16,500,000	3,749,950
7.20%, 10/30/2033	RON	17,500,000	3,938,235
7.35%, 4/28/2031	RON	10,500,000	2,393,209
7.40%, 4/28/2027	RON	10,500,000	2,387,590
7.50%, 7/27/2033	RON	6,600,000	1,508,288
7.65%, 7/27/2031	RON	9,500,000	2,188,765
7.90%, 2/24/2038	RON	17,500,000	4,173,357
8.00%, 4/29/2030	RON	23,065,000	5,381,801
8.25%, 9/29/2032	RON	22,295,000	5,278,651
8.75%, 10/30/2028	RON	15,650,000	3,695,502
			77,261,340
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bonds:
6.25%, 3/31/2036	ZAR	38,241,000	1,792,446
7.00%, 2/28/2031	ZAR	121,667,000	6,659,555
8.00%, 1/31/2030	ZAR	180,825,000	10,447,715
8.25%, 3/31/2032	ZAR	199,627,000	11,382,890
8.50%, 1/31/2037	ZAR	202,227,000	11,033,436
8.75%, 1/31/2044	ZAR	299,056,000	15,825,141
8.75%, 2/28/2048	ZAR	184,035,000	9,725,079
8.88%, 2/28/2035	ZAR	242,325,000	13,906,910
9.00%, 1/31/2040	ZAR	206,340,000	11,320,222
9.88%, 3/31/2039	ZAR	30,000,000	1,779,651
10.00%, 3/31/2033	ZAR	8,000,000	490,372
10.13%, 3/31/2042	ZAR	10,000,000	596,517
10.50%, 12/21/2026	ZAR	16,993,333	1,013,941
10.50%, 12/21/2027	ZAR	22,993,333	1,402,262
10.88%, 3/31/2038	ZAR	12,000,000	765,821
11.63%, 3/31/2053	ZAR	45,000,000	3,093,174
			101,235,132
SOUTH KOREA — 9.8%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	5,450,000,000	2,539,409
1.38%, 12/10/2029	KRW	10,000,000,000	6,005,501
1.38%, 6/10/2030	KRW	10,000,000,000	5,925,459
1.50%, 12/10/2030	KRW	10,000,000,000	5,880,091
1.50%, 9/10/2036	KRW	6,003,000,000	3,120,808
1.50%, 9/10/2040	KRW	5,000,000,000	2,388,089
1.50%, 3/10/2050	KRW	15,730,000,000	6,442,602
1.63%, 9/10/2070	KRW	6,550,000,000	2,324,195
1.88%, 6/10/2029	KRW	7,280,000,000	4,502,133
1.88%, 9/10/2041	KRW	4,000,000,000	1,987,133
1.88%, 3/10/2051	KRW	18,000,000,000	7,981,261
2.00%, 6/10/2031	KRW	8,500,000,000	5,074,088
2.00%, 3/10/2046	KRW	1,370,000,000	655,276
2.00%, 3/10/2049	KRW	10,835,000,000	5,026,505
2.13%, 6/10/2027	KRW	6,282,000,000	4,048,719
2.13%, 3/10/2047	KRW	6,812,000,000	3,302,625
Security Description		Principal Amount	Value
2.25%, 9/10/2027	KRW	1,000,000,000	$643,480
2.25%, 6/10/2028	KRW	9,000,000,000	5,721,004
2.25%, 9/10/2037	KRW	3,570,000,000	1,980,802
2.38%, 12/10/2027	KRW	5,600,000,000	3,595,487
2.38%, 12/10/2028	KRW	1,839,000,000	1,165,316
2.38%, 12/10/2031	KRW	7,000,000,000	4,231,350
2.38%, 9/10/2038	KRW	4,409,000,000	2,453,291
2.50%, 9/10/2030	KRW	9,000,000,000	5,566,222
2.50%, 3/10/2052	KRW	11,000,000,000	5,552,253
2.63%, 6/10/2028	KRW	2,000,000,000	1,281,575
2.63%, 3/10/2030	KRW	10,000,000,000	6,260,643
2.63%, 6/10/2035	KRW	3,500,000,000	2,056,370
2.63%, 9/10/2035	KRW	870,000,000	510,223
2.63%, 3/10/2048	KRW	6,754,000,000	3,566,604
2.63%, 3/10/2055	KRW	15,500,000,000	8,017,677
2.63%, 9/10/2055	KRW	11,500,000,000	5,900,995
2.75%, 12/10/2028	KRW	2,000,000,000	1,279,803
2.75%, 12/10/2044	KRW	5,000,000,000	2,745,907
2.75%, 9/10/2045	KRW	2,500,000,000	1,378,057
2.75%, 9/10/2054	KRW	7,500,000,000	3,974,534
2.75%, 9/10/2074	KRW	2,500,000,000	1,285,411
2.88%, 12/10/2027	KRW	4,000,000,000	2,589,493
2.88%, 9/10/2044	KRW	4,000,000,000	2,242,377
3.00%, 9/10/2029	KRW	5,500,000,000	3,512,636
3.00%, 12/10/2034	KRW	6,000,000,000	3,651,780
3.00%, 12/10/2042	KRW	6,265,000,000	3,613,515
3.13%, 9/10/2027	KRW	5,000,000,000	3,257,250
3.13%, 9/10/2052	KRW	6,000,000,000	3,425,507
3.25%, 6/10/2027	KRW	4,000,000,000	2,612,047
3.25%, 3/10/2028	KRW	7,500,000,000	4,876,108
3.25%, 3/10/2029	KRW	7,000,000,000	4,525,564
3.25%, 6/10/2033	KRW	5,500,000,000	3,449,642
3.25%, 12/10/2035	KRW	5,000,000,000	3,098,237
3.25%, 9/10/2042	KRW	3,200,000,000	1,911,074
3.25%, 3/10/2053	KRW	11,000,000,000	6,437,600
3.25%, 3/10/2054	KRW	10,500,000,000	6,153,675
3.38%, 6/10/2032	KRW	6,500,000,000	4,134,730
3.50%, 9/10/2028	KRW	7,000,000,000	4,566,081
3.50%, 6/10/2034	KRW	5,500,000,000	3,485,000
3.50%, 3/10/2056	KRW	2,000,000,000	1,236,070
3.50%, 9/10/2072	KRW	2,500,000,000	1,553,906
3.63%, 9/10/2053	KRW	7,200,000,000	4,494,889
3.88%, 9/10/2043	KRW	3,500,000,000	2,260,308
4.00%, 12/10/2031	KRW	1,395,000,000	918,271
4.13%, 12/10/2033	KRW	5,000,000,000	3,311,089
4.25%, 12/10/2032	KRW	5,500,000,000	3,673,422
			221,361,169
SUPRANATIONAL — 1.5%
Asian Development Bank:
Series GMTN, 4.50%, 5/30/2028	PEN	6,650,000	1,866,353
Series EMTN, 5.25%, 1/29/2030	PEN	6,000,000	1,681,375
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 11.00%, 8/31/2026	COP	5,280,000,000	$1,429,360
Asian Infrastructure Investment Bank Series EMTN, 7.00%, 3/1/2029	INR	100,000,000	1,025,822
Corp. Andina de Fomento:
Series EMTN, 7.40%, 6/30/2035	IDR	50,000,000,000	2,831,034
Series EMTN, 7.70%, 3/6/2029	INR	125,000,000	1,294,139
Series EMTN, 8.25%, 4/26/2034	INR	150,000,000	1,579,156
Series EMTN, 9.00%, 6/16/2027	MXN	19,500,000	1,094,892
European Bank for Reconstruction & Development:
Series EMTN, Zero Coupon, 1/28/2027	MXN	31,360,000	1,629,715
Series GMTN, 6.25%, 4/11/2028	INR	300,000,000	3,071,522
Series GMTN, 6.30%, 10/26/2027	INR	60,000,000	614,197
Series EMTN, 6.75%, 3/14/2031	INR	50,000,000	500,879
Series EMTN, 6.75%, 1/13/2032	INR	200,000,000	2,024,244
Inter-American Development Bank:
Series EMTN, 7.00%, 1/25/2029	INR	250,000,000	2,571,657
Series GMTN, 7.35%, 10/6/2030	INR	100,000,000	1,033,293
International Bank for Reconstruction & Development:
Series EMTN, 2.98%, 6/28/2028	PLN	2,000,000	512,842
Series EMTN, 6.50%, 4/17/2030	INR	100,000,000	1,000,451
Series EMTN, 6.75%, 7/13/2029	INR	60,000,000	606,969
6.85%, 4/24/2028	INR	300,000,000	3,091,903
Series EMTN, 7.05%, 7/22/2029	INR	200,000,000	2,043,253
International Finance Corp. Series GMTN, 7.02%, 4/6/2028	MXN	30,000,000	1,615,891
			33,118,947
THAILAND — 4.5%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	120,000,000	3,630,554
1.19%, 4/17/2029	THB	75,000,000	2,251,711
1.34%, 3/17/2031	THB	36,500,000	1,087,014
Security Description		Principal Amount	Value
1.59%, 12/17/2035	THB	80,000,000	$2,292,904
1.60%, 12/17/2029	THB	63,400,000	1,917,585
1.60%, 6/17/2035	THB	122,700,000	3,524,844
1.66%, 3/17/2030	THB	105,000,000	3,181,700
1.84%, 5/17/2036	THB	50,000,000	1,467,197
1.88%, 6/17/2049	THB	52,000,000	1,225,420
2.00%, 12/17/2031	THB	125,000,000	3,836,339
2.00%, 6/17/2042	THB	49,000,000	1,288,301
2.05%, 4/17/2028	THB	85,000,000	2,611,109
2.40%, 11/17/2027	THB	100,000,000	3,090,247
2.40%, 3/17/2029	THB	94,200,000	2,926,954
2.41%, 3/17/2035	THB	140,000,000	4,323,636
2.44%, 6/17/2077	THB	5,000,000	118,479
2.50%, 11/17/2029	THB	86,080,000	2,688,494
2.50%, 6/17/2071	THB	59,000,000	1,488,776
2.65%, 6/17/2028	THB	103,500,000	3,219,661
2.70%, 6/17/2040	THB	100,000,000	2,989,830
2.75%, 6/17/2052	THB	50,000,000	1,354,491
2.80%, 6/17/2034	THB	110,000,000	3,501,611
2.88%, 12/17/2028	THB	77,510,000	2,436,042
2.88%, 6/17/2046	THB	100,955,000	2,891,607
2.98%, 6/17/2045	THB	70,500,000	2,054,217
3.14%, 6/17/2047	THB	27,250,000	797,317
3.15%, 6/17/2050	THB	52,000,000	1,494,446
3.30%, 6/17/2038	THB	85,136,000	2,736,141
3.35%, 6/17/2033	THB	107,000,000	3,524,628
3.39%, 6/17/2037	THB	110,000,000	3,640,973
3.40%, 6/17/2036	THB	51,940,000	1,737,785
3.45%, 6/17/2043	THB	115,000,000	3,592,334
3.58%, 12/17/2027	THB	4,650,000	146,297
3.60%, 6/17/2067	THB	59,000,000	1,851,786
3.65%, 6/20/2031	THB	61,575,000	2,039,119
3.78%, 6/25/2032	THB	91,120,000	3,053,155
3.80%, 6/14/2041	THB	12,750,000	426,717
4.00%, 6/17/2055	THB	103,000,000	3,469,267
4.00%, 6/17/2066	THB	88,080,000	3,072,860
4.00%, 6/17/2072	THB	16,000,000	548,155
4.68%, 6/29/2044	THB	78,400,000	2,817,121
4.85%, 6/17/2061	THB	53,195,000	2,089,196
4.88%, 6/22/2029	THB	88,904,000	2,970,635
5.67%, 3/13/2028	THB	10,000,000	327,474
			101,734,129
TURKEY — 2.9%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	1,549,728
10.28%, 9/15/2027	TRY	237,735,000	3,758,758
10.40%, 10/13/2032	TRY	255,000,000	2,450,739
10.50%, 8/11/2027	TRY	70,604,000	1,134,934
11.00%, 2/24/2027	TRY	21,938,000	393,162
11.70%, 11/13/2030	TRY	2,500,000	27,805
12.40%, 3/8/2028	TRY	119,330,000	1,790,755
17.30%, 7/19/2028	TRY	166,000,000	2,637,869
17.80%, 7/13/2033	TRY	175,500,000	2,416,676
20.20%, 6/9/2027	TRY	136,500,000	2,531,144
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
21.50%, 4/28/2032	TRY	73,000,000	$1,157,174
26.20%, 10/5/2033	TRY	442,316,380	8,485,392
27.70%, 9/27/2034	TRY	70,000,000	1,395,908
30.00%, 9/12/2029	TRY	250,000,000	4,901,884
31.08%, 11/8/2028	TRY	510,400,000	10,358,368
32.60%, 2/10/2027	TRY	60,000,000	1,268,382
33.90%, 10/2/2030	TRY	220,000,000	4,825,240
34.10%, 7/10/2030	TRY	12,600,000	276,901
36.00%, 8/12/2026	TRY	55,000,000	1,214,880
36.78%, 10/13/2027	TRY	320,000,000	6,966,340
37.84%, 7/14/2027	TRY	242,000,000	5,314,773
41.00%, 5/5/2027	TRY	20,000,000	451,180
			65,307,992
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,286,344,627)			2,187,716,838

	Shares
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	4,734,805	4,734,805
State Street Navigator Securities Lending Portfolio II (d) (e)	14,107,372	14,107,372
TOTAL SHORT-TERM INVESTMENTS (Cost $18,842,177)		18,842,177
TOTAL INVESTMENTS — 97.7% (Cost $2,305,186,804)		2,206,559,015
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		52,708,635
NET ASSETS — 100.0%		$2,259,267,650

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
At March 31, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD 2,738,981	INR 250,000,000	04/09/2026	$(94,259)
Standard Chartered Bank	USD 1,053,911	INR 100,000,000	04/09/2026	3,979
Standard Chartered Bank	INR 350,000,000	USD 3,721,836	04/09/2026	19,224
Standard Chartered Bank	USD 2,641,154	INR 250,000,000	05/07/2026	(13)
Total				$(71,069)

INR	Indian Rupee
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$2,187,716,838	$—	$2,187,716,838
Short-Term Investments	18,842,177	—	—	18,842,177
TOTAL INVESTMENTS	$18,842,177	$2,187,716,838	$—	$2,206,559,015
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$23,203	$—	$23,203
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(94,272)	—	(94,272)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(71,069)	$—	$(71,069)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,405,831	$2,405,831	$74,449,642	$72,120,668	$—	$—	4,734,805	$4,734,805	$44,918
State Street Navigator Securities Lending Portfolio II	12,174,495	12,174,495	13,879,559	11,946,682	—	—	14,107,372	14,107,372	9,425
Total		$14,580,326	$88,329,201	$84,067,350	$—	$—		$18,842,177	$54,343
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 1.2%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (a) (b)	$3,324,922	$2,468,755
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	8,206,000	8,600,791
7.50%, 6/1/2029 (a) (b)	12,533,000	12,583,508
7.50%, 3/15/2033 (a) (b)	4,099,000	4,341,948
7.88%, 4/1/2030 (a)	5,664,000	5,934,739
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	3,977,000	3,432,907
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (a)	17,917,000	17,983,293
9.50%, 2/15/2033 (a)	11,982,000	11,670,827
10.38%, 5/15/2031 (a)	9,365,000	9,470,731
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 1/15/2029 (a)	2,662,800	2,574,661
Stagwell Global LLC 5.63%, 8/15/2029 (a)	7,532,000	7,179,728
		86,241,888
AEROSPACE & DEFENSE — 2.6%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	6,904,000	7,035,383
Bombardier, Inc.:
6.75%, 6/15/2033 (a)	5,492,000	5,676,202
7.00%, 6/1/2032 (a)	5,950,000	6,170,210
7.25%, 7/1/2031 (a)	5,983,000	6,270,423
7.50%, 2/1/2029 (a) (b)	1,841,000	1,910,332
8.75%, 11/15/2030 (a)	4,700,000	5,003,526
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	7,807,000	7,755,162
Goat Holdco LLC 6.75%, 2/1/2032 (a)	5,716,160	5,780,638
Moog, Inc. 5.50%, 10/15/2034 (a)	3,111,000	3,123,257
TransDigm, Inc.:
4.63%, 1/15/2029	6,032,600	5,926,004
4.88%, 5/1/2029	3,306,000	3,258,195
6.00%, 1/15/2033 (a)	13,759,500	13,769,544
6.13%, 7/31/2034 (a) (b)	3,207,000	3,159,312
6.25%, 1/31/2034 (a) (b)	2,890,000	2,921,530
6.38%, 3/1/2029 (a)	16,130,200	16,458,127
6.38%, 5/31/2033 (a)	20,289,000	20,230,974
6.63%, 3/1/2032 (a)	21,089,000	21,546,631
6.75%, 8/15/2028 (a)	8,453,800	8,550,342
6.75%, 1/31/2034 (a) (b)	15,165,000	15,368,059
6.88%, 12/15/2030 (a)	7,415,700	7,604,430
Security Description	Principal Amount	Value
7.13%, 12/1/2031 (a)	$10,458,000	$10,801,755
		178,320,036
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	7,933,800	8,012,900
AIRLINES — 0.9%
American Airlines, Inc. 7.25%, 2/15/2028 (a) (b)	8,274,000	8,327,450
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	200,000	198,442
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a) (b)	2,604,546	2,532,348
9.50%, 1/28/2031 (a)	3,267,000	3,005,901
9.63%, 2/14/2030 (a) (b)	7,529,000	7,013,941
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a) (b)	13,038,800	12,322,448
OneSky Flight LLC 8.88%, 12/15/2029 (a)	3,976,000	4,100,171
United Airlines Holdings, Inc.:
4.88%, 3/1/2029	7,198,000	7,062,606
5.38%, 3/1/2031	4,463,000	4,370,973
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	7,714,000	6,658,956
7.88%, 5/1/2027 (a) (b)	4,338,000	4,270,067
9.50%, 6/1/2028 (a) (b)	2,465,000	2,409,340
		62,272,643
APPAREL — 0.2%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	3,311,300	3,469,282
William Carter Co. 7.38%, 2/15/2031 (a) (b)	5,291,000	5,401,794
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	4,709,000	4,359,451
		13,230,527
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc. 5.88%, 12/1/2033 (a)	1,528,000	1,519,000
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	7,002,800	5,364,705
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	222,490	220,844
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	7,719,000	7,834,708
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	3,229,000	3,451,317
Nissan Motor Acceptance Co. LLC:
2.75%, 3/9/2028 (a)	1,207,800	1,128,399
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 9/29/2028 (a)	$6,098,000	$5,975,003
6.13%, 9/30/2030 (a)	8,359,000	8,039,770
7.05%, 9/15/2028 (a) (b)	6,631,800	6,734,593
Nissan Motor Co. Ltd.:
7.50%, 7/17/2030 (a)	5,865,000	5,910,923
7.75%, 7/17/2032 (a)	6,816,000	6,902,631
8.13%, 7/17/2035 (a) (b)	7,829,500	8,067,125
		61,149,018
AUTO PARTS & EQUIPMENT — 2.3%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	1,512,000	1,534,302
7.50%, 2/15/2033 (a) (b)	7,267,000	7,357,183
8.25%, 4/15/2031 (a) (b)	2,493,000	2,587,560
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	2,895,600	2,760,433
6.38%, 10/15/2032 (a)	5,217,000	5,162,169
7.75%, 10/15/2033 (a)	8,719,000	8,489,342
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (b) (c)	5,473,000	5,522,695
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	4,867,630	4,928,183
6.75%, 2/15/2030 (a)	3,830,000	3,901,430
6.75%, 9/15/2032 (a)	9,414,000	9,493,548
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	5,559,000	5,254,200
Cyprium Corp./Cyprium Holdings Luxembourg SARL:
6.13%, 4/15/2031 (a)	3,017,000	2,982,968
6.38%, 4/15/2034 (a)	2,317,000	2,251,475
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	6,641,000	5,914,740
Forvia SE:
6.75%, 9/15/2033 (a)	2,564,000	2,501,567
8.00%, 6/15/2030 (a) (b)	4,678,700	4,832,536
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	6,233,000	6,447,041
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	5,266,500	4,996,381
5.25%, 4/30/2031	1,500,000	1,348,080
5.25%, 7/15/2031	4,558,500	4,083,185
6.63%, 7/15/2030 (b)	4,362,000	4,268,086
Phinia, Inc. 6.75%, 4/15/2029 (a)	4,980,000	5,083,335
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (a)	2,675,000	2,678,344
6.25%, 8/15/2033 (a)	8,745,000	8,872,240
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	100,360	40,573
Tenneco, Inc. 8.00%, 11/17/2028 (a)	15,456,600	15,433,261
Security Description	Principal Amount	Value
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	$6,529,800	$6,340,501
6.88%, 4/14/2028 (a)	2,276,000	2,299,238
6.88%, 4/23/2032 (a)	3,785,800	3,611,010
7.13%, 4/14/2030 (a)	6,938,000	6,848,430
7.50%, 3/24/2031 (a)	12,351,000	12,117,813
		159,941,849
BANKS — 0.1%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	1,539,700	1,536,363
12.25%, 10/1/2030 (a)	4,646,000	5,014,428
		6,550,791
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	5,858,000	5,692,863
6.25%, 4/1/2029 (a)	3,680,000	3,686,624
		9,379,487
BIOTECHNOLOGY — 0.3%
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/2034 (a)	4,309,000	4,235,014
Genmab AS/Genmab Finance LLC:
6.25%, 12/15/2032 (a)	8,042,000	8,244,337
7.25%, 12/15/2033 (a)	9,056,000	9,471,489
		21,950,840
CHEMICALS — 2.8%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	3,307,000	3,462,131
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030 (b)	5,816,800	5,929,122
6.75%, 4/15/2033 (b)	3,606,000	3,698,674
6.85%, 11/15/2028	7,629,000	7,933,702
7.00%, 2/15/2031	5,492,000	5,635,341
7.05%, 11/15/2030	6,225,000	6,584,058
7.17%, 7/15/2027 (b)	543,000	554,550
7.20%, 11/15/2033	9,199,000	9,823,796
7.33%, 7/15/2029	8,719,000	9,105,339
7.38%, 7/15/2032	8,678,000	9,062,088
7.38%, 2/15/2034 (b)	5,924,000	6,077,017
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	5,500,800	5,473,351
Chemours Co.:
4.63%, 11/15/2029 (a)	5,680,950	5,336,571
5.75%, 11/15/2028 (a)	14,800	14,680
7.88%, 3/15/2034 (a)	3,739,000	3,737,729
8.00%, 1/15/2033 (a)	4,580,000	4,604,595
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	5,572,700	5,188,908
12.00%, 2/15/2031 (a)	2,949,600	2,899,899
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	$5,976,000	$5,947,913
FMC Corp.:
5.65%, 5/18/2033 (b)	3,295,000	2,915,811
5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (c)	4,037,700	2,615,622
INEOS Finance PLC 7.50%, 4/15/2029 (a) (b)	7,215,900	7,001,949
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a) (b)	5,209,000	5,330,786
Olin Corp. 6.63%, 4/1/2033 (a) (b)	5,602,570	5,478,137
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	4,603,000	4,409,536
6.75%, 8/1/2032 (a) (b)	6,139,000	5,849,362
7.25%, 6/15/2031 (a)	6,022,800	5,889,576
7.25%, 2/15/2033 (a) (b)	14,081,000	13,458,479
Perimeter Holdings LLC 6.25%, 1/15/2034 (a)	1,413,000	1,387,707
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	8,202,000	8,108,251
6.63%, 5/1/2029 (a) (b)	3,282,000	3,265,721
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a) (b)	6,526,000	6,354,954
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	5,049,000	4,978,516
WR Grace Holdings LLC:
5.63%, 8/15/2029 (a)	7,138,200	6,555,152
6.63%, 8/15/2032 (a)	4,574,000	4,457,272
7.00%, 8/1/2033 (a)	3,906,000	3,805,733
		192,932,028
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,730,750	4,273,192
COMMERCIAL SERVICES — 5.1%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	6,573,000	6,279,121
5.88%, 10/15/2033 (a)	6,835,000	6,626,191
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	9,093,000	9,267,131
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	16,761,000	17,287,295
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	7,892,000	7,632,116
6.88%, 6/15/2030 (a)	8,723,000	8,857,160
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.63%, 6/1/2028 (a)	$6,240,000	$6,111,019
4.63%, 6/1/2028 (a) (b)	4,435,000	4,332,552
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	3,572,800	3,186,759
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	885,000	861,433
5.38%, 3/1/2029 (a) (b)	1,913,000	1,827,948
8.00%, 2/15/2031 (a) (b)	3,845,450	3,749,275
8.25%, 1/15/2030 (a) (b)	4,465,000	4,493,889
8.38%, 6/15/2032 (a) (b)	3,597,000	3,582,576
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	7,233,000	7,270,105
Block, Inc.:
3.50%, 6/1/2031	6,234,900	5,665,155
5.63%, 8/15/2030 (a)	5,767,000	5,735,858
6.00%, 8/15/2033 (a)	9,177,000	9,026,956
6.50%, 5/15/2032	13,538,000	13,613,948
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	3,888,000	3,488,430
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	5,841,000	5,790,183
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	5,433,000	5,129,241
4.88%, 7/1/2029 (a)	4,954,000	4,265,047
CompoSecure Holdings LLC 5.63%, 2/1/2033 (a)	7,095,000	6,936,782
CoreCivic, Inc. 8.25%, 4/15/2029	3,784,000	3,948,982
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	1,542,000	1,558,037
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	1,500,000	1,549,230
8.63%, 5/15/2032 (a)	4,931,000	5,150,528
9.00%, 5/15/2028 (a)	8,112,740	8,376,161
Garda World Security Corp.:
6.00%, 6/1/2029 (a)	3,876,000	3,696,968
6.50%, 1/15/2031 (a)	2,155,000	2,188,036
8.25%, 8/1/2032 (a)	6,422,000	6,367,927
8.38%, 11/15/2032 (a)	6,286,900	6,308,213
GEO Group, Inc.:
8.63%, 4/15/2029	3,862,000	4,011,305
10.25%, 4/15/2031	6,384,000	6,812,303
Graham Holdings Co. 5.63%, 12/1/2033 (a)	5,079,000	4,965,942
Herc Holdings, Inc.:
5.75%, 3/15/2031 (a)	2,576,000	2,538,622
6.00%, 3/15/2034 (a) (b)	3,384,000	3,270,027
6.63%, 6/15/2029 (a)	5,638,000	5,733,169
7.00%, 6/15/2030 (a)	11,387,000	11,685,453
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 6/15/2033 (a)	$7,519,000	$7,719,908
Hertz Corp.:
4.63%, 12/1/2026 (a)	294,000	262,474
5.00%, 12/1/2029 (a)	2,906,000	1,227,872
12.63%, 7/15/2029 (a) (b)	9,617,800	8,437,311
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	14,524
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a)	10,132,000	7,848,653
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	6,324,000	6,264,554
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	4,683,800	3,255,897
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,852,000	1,812,330
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	2,975,800	1,241,474
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	2,048,000	1,952,932
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	9,008,000	8,731,094
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	9,092,000	9,242,018
Service Corp. International:
4.00%, 5/15/2031	5,286,740	4,938,132
5.75%, 10/15/2032	3,927,000	3,922,523
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	9,278,100	9,130,671
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	3,936,000	4,014,051
United Rentals North America, Inc.:
3.75%, 1/15/2032	6,394,000	5,864,769
5.38%, 11/15/2033 (a) (b)	12,855,000	12,522,570
6.13%, 3/15/2034 (a)	3,872,000	3,928,299
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	6,927,700	7,193,654
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	3,301,000	3,353,750
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	8,560,000	8,752,600
WEX, Inc. 6.50%, 3/15/2033 (a)	3,701,800	3,624,543
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	4,432,000	4,479,422
		358,913,098
COMPUTERS — 0.2%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	3,258,500	2,253,905
Security Description	Principal Amount	Value
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	$100	$95
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	12,821,000	10,576,171
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	2,600	2,491
		12,832,662
CONSTRUCTION MATERIALS — 2.2%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	1,600,000	717,392
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (a)	4,680,100	4,826,962
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	9,045,000	8,341,570
6.38%, 6/15/2032 (a)	4,143,300	4,153,783
6.38%, 3/1/2034 (a)	7,101,240	7,038,110
6.75%, 5/15/2035 (a)	6,889,000	6,893,064
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	4,279,700	2,503,624
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a) (b)	2,923,000	1,742,459
CP Atlas Buyer, Inc.:
9.75%, 7/15/2030 (a)	4,724,000	4,448,166
12.75%, 1/15/2031 (a)	488,951	383,817
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	17,733,000	18,052,903
6.75%, 7/15/2031 (a)	6,685,000	6,884,480
Masterbrand, Inc. 7.00%, 7/15/2032 (a) (b)	6,930,400	6,783,961
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	5,428,100	5,196,754
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	3,584,000	3,101,450
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	2,573,000	2,542,227
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	4,019,000	1,508,532
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	28,308,000	28,772,817
6.75%, 3/1/2033 (a)	10,260,000	10,421,595
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	4,614,490	4,719,700
Standard Building Solutions, Inc.:
5.88%, 3/15/2034 (a)	3,625,000	3,506,354
6.25%, 8/1/2033 (a)	10,643,100	10,535,605
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 8/15/2032 (a)	$6,864,960	$6,899,079
Wilsonart LLC 11.00%, 8/15/2032 (a) (b)	4,234,200	3,070,049
		153,044,453
DISTRIBUTION & WHOLESALE — 0.4%
Gates Corp. 6.88%, 7/1/2029 (a)	2,159,000	2,212,349
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a) (b)	5,496,000	5,582,122
7.75%, 3/15/2031 (a)	1,968,000	2,045,461
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,233,000	6,150,226
S&S Holdings LLC 8.38%, 10/1/2031 (a)	5,722,000	5,051,210
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	3,182,000	2,967,374
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	4,283,000	4,436,117
		28,444,859
DIVERSIFIED FINANCIAL SERVICES — 6.0%
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (c)	4,553,660	4,391,595
6.70%, 2/14/2033 (b)	3,965,500	3,995,677
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	3,416,000	3,628,748
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	4,554,000	4,594,849
7.75%, 4/15/2030 (a)	3,765,000	3,887,965
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (a)	5,440,000	5,398,112
Burford Capital Global Finance LLC:
7.50%, 7/15/2033 (a)	800,000	665,968
8.50%, 1/15/2034 (a)	3,183,000	2,721,497
9.25%, 7/1/2031 (a)	8,070,000	7,287,129
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	3,425,900	3,208,355
3.63%, 10/1/2031 (a)	7,469,000	6,314,591
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	3,844,000	3,748,361
9.25%, 12/15/2028 (a)	2,621,000	2,725,473
CrossCountry Intermediate HoldCo LLC:
6.50%, 10/1/2030 (a)	4,189,000	3,992,955
6.75%, 12/1/2032 (a)	7,476,000	7,040,897
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a) (b)	1,112,000	1,111,188
8.50%, 5/15/2030 (a) (b)	5,550,000	5,869,236
9.25%, 4/1/2029 (a)	4,642,000	4,873,125
Enova International, Inc. 9.13%, 8/1/2029 (a)	3,772,600	3,874,083
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	7,174,000	7,136,480
Security Description	Principal Amount	Value
Freedom Mortgage Holdings LLC:
6.88%, 5/1/2031 (a)	$6,695,000	$6,258,888
7.88%, 4/1/2033 (a)	1,443,000	1,353,563
8.38%, 4/1/2032 (a)	1,493,000	1,469,859
9.13%, 5/15/2031 (a)	6,910,000	7,019,869
9.25%, 2/1/2029 (a)	7,532,800	7,638,259
GGAM Finance Ltd. 8.00%, 6/15/2028 (a)	6,524,000	6,768,324
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	8,885,800	9,010,823
goeasy Ltd.:
7.63%, 7/1/2029 (a) (b)	3,859,000	3,396,730
9.25%, 12/1/2028 (a)	5,138,000	4,782,502
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	337,160	326,553
6.13%, 11/1/2032 (a)	15,214,000	15,072,814
6.75%, 5/1/2033 (a)	7,985,800	8,105,747
7.13%, 4/30/2031 (a)	13,697,000	14,091,337
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	7,601,000	7,092,873
6.63%, 10/15/2031 (a)	4,679,000	4,453,145
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (a) (b)	3,421,000	3,568,342
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	18,000	17,480
Nationstar Mortgage Holdings, Inc.:
5.75%, 11/15/2031 (a)	800	811
7.13%, 2/1/2032 (a)	800	797
Navient Corp.:
4.88%, 3/15/2028	809,000	763,510
5.50%, 3/15/2029 (b)	4,284,700	3,948,394
7.88%, 6/15/2032 (b)	5,852,100	5,237,103
9.38%, 7/25/2030	4,174,000	4,072,947
11.50%, 3/15/2031	2,900,000	2,944,109
OneMain Finance Corp.:
3.50%, 1/15/2027	441,000	433,234
3.88%, 9/15/2028	3,026,000	2,876,879
4.00%, 9/15/2030	109,800	99,028
6.13%, 5/15/2030	5,115,000	4,998,634
6.50%, 3/15/2033	8,620,000	8,247,961
6.63%, 5/15/2029	9,649,000	9,694,061
6.75%, 3/15/2032	3,261,000	3,167,246
6.75%, 9/15/2033	7,527,000	7,232,770
7.13%, 11/15/2031	3,635,000	3,612,027
7.50%, 5/15/2031	6,320,000	6,383,642
7.88%, 3/15/2030	6,236,000	6,434,741
Osaic Holdings, Inc.:
6.75%, 8/1/2032 (a)	4,157,000	4,152,095
8.00%, 8/1/2033 (a)	6,508,000	6,425,999
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	1,247,000	1,182,655
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 9/15/2031 (a)	$4,864,000	$4,517,975
6.75%, 2/15/2034 (a)	1,346,000	1,260,583
6.88%, 5/15/2032 (a)	5,701,000	5,502,548
6.88%, 2/15/2033 (a)	6,351,000	6,083,115
7.13%, 11/15/2030 (a)	3,472,000	3,464,362
7.88%, 12/15/2029 (a)	6,841,000	7,011,341
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	6,823,700	6,563,308
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	6,247,000	6,281,358
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	6,354,000	6,096,727
PRA Group, Inc. 8.88%, 1/31/2030 (a)	5,804,000	5,865,929
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	5,012,000	5,146,071
Rfna LP 7.88%, 2/15/2030 (a)	2,783,000	2,659,323
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	13,284,000	13,414,316
6.38%, 8/1/2033 (a)	10,765,000	10,877,387
6.50%, 8/1/2029 (a)	7,832,000	7,929,352
7.13%, 2/1/2032 (a)	5,304,000	5,462,430
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/2033 (a)	6,014,250	5,394,903
SLM Corp. 6.50%, 1/31/2030	2,660,000	2,617,360
Stonebriar ABF Issuer LLC 8.13%, 12/15/2030 (a)	4,795,000	4,985,122
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	5,466,000	5,537,769
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	4,298,000	4,471,467
Synchrony Financial 7.25%, 2/2/2033	7,027,000	7,167,399
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	4,937,000	4,620,489
5.75%, 6/15/2027 (a)	3,928,000	3,867,391
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	3,745,000	3,410,684
6.63%, 2/1/2030 (a)	5,581,800	5,264,084
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	3,125,000	3,122,562
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	2,899,100	2,981,058
		420,378,448
Security Description	Principal Amount	Value
ELECTRIC — 3.1%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (c)	$4,420,270	$4,122,521
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (b) (c)	7,635,000	7,579,875
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	4,629,000	4,485,316
Alpha Generation LLC:
6.25%, 1/15/2034 (a)	5,759,000	5,670,254
6.75%, 10/15/2032 (a)	6,770,000	6,875,070
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	7,441,800	7,274,211
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	1,821,500	1,689,696
5.75%, 1/15/2034 (a)	4,544,000	4,475,976
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	5,594,000	5,649,548
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	4,881,000	4,962,708
EUSHI Finance, Inc. 5 yr. CMT + 2.51%, 6.25%, 4/1/2056 (c)	4,647,000	4,564,934
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	4,990,000	4,982,016
Lightning Power LLC 7.25%, 8/15/2032 (a)	8,540,600	8,897,341
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	430	409
5.75%, 1/15/2028 (a)	840	842
5.75%, 7/15/2029 (a)	6,311,800	6,302,080
5.75%, 1/15/2034 (a)	8,637,000	8,538,970
6.00%, 2/1/2033 (a)	6,010,000	6,031,336
6.00%, 1/15/2036 (a)	12,756,000	12,639,410
6.25%, 11/1/2034 (a)	9,954,000	10,025,569
PacifiCorp:
5 yr. CMT + 3.29%, 7.13%, 8/15/2056 (c)	9,356,000	8,852,554
5 yr. CMT + 3.32%, 7.38%, 9/15/2055 (b) (c)	6,643,000	6,323,073
PG&E Corp.:
5 yr. CMT + 3.23%, 6.85%, 9/15/2056 (c)	7,668,000	7,552,213
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (c)	12,223,700	12,292,519
Talen Energy Supply LLC:
6.25%, 2/1/2034 (a)	12,884,000	12,796,389
6.50%, 2/1/2036 (a)	10,214,000	10,294,180
8.63%, 6/1/2030 (a) (b)	7,755,100	8,123,467
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
VoltaGrid LLC 7.38%, 11/1/2030 (a)	$12,061,000	$12,445,384
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/2029 (a) (b)	5,198,300	5,368,960
7.75%, 4/15/2034 (a) (b)	3,511,000	3,625,740
8.38%, 1/15/2031 (a) (b)	5,645,700	5,955,705
8.63%, 3/15/2033 (a)	6,446,000	6,815,485
		215,213,751
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
WESCO Distribution, Inc.:
5.25%, 4/15/2031 (a)	1,900,000	1,888,011
5.50%, 4/15/2034 (a)	3,655,000	3,602,514
6.38%, 3/15/2029 (a)	8,194,000	8,340,509
6.38%, 3/15/2033 (a)	7,147,900	7,287,356
6.63%, 3/15/2032 (a)	4,505,000	4,607,804
		25,726,194
ELECTRONICS — 0.5%
Coherent Corp. 5.00%, 12/15/2029 (a)	6,647,000	6,521,837
Imola Merger Corp. 4.75%, 5/15/2029 (a)	16,356,000	15,908,336
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	4,498,000	4,342,279
5.88%, 9/1/2030 (a)	3,562,000	3,565,064
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	500	464
6.63%, 7/15/2032 (a)	2,082,110	2,126,563
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	5,363,000	5,150,733
		37,615,276
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 6.00%, 8/1/2033 (a)	6,522,000	6,516,391
Arcosa, Inc. 6.88%, 8/15/2032 (a)	5,416,000	5,555,029
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	4,339,950	3,751,626
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a) (b)	7,837,000	7,164,115
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,768,000	2,685,818
TopBuild Corp.:
4.13%, 2/15/2032 (a)	3,048,000	2,811,201
5.63%, 1/31/2034 (a)	3,952,000	3,869,127
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 1/15/2034 (a)	3,010,000	2,885,235
		35,238,542
ENTERTAINMENT — 3.4%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,375,000	2,619,531
Security Description	Principal Amount	Value
Allwyn Entertainment Financing U.K. PLC 7.88%, 4/30/2029 (a)	$3,541,000	$3,616,388
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,904,400	3,791,329
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 1/15/2033 (a)	8,042,000	7,809,827
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	9,019,000	8,679,254
6.00%, 10/15/2032 (a) (b)	5,459,000	5,024,791
6.50%, 2/15/2032 (a)	14,437,800	14,279,129
7.00%, 2/15/2030 (a)	14,116,000	14,300,073
Churchill Downs, Inc.:
5.75%, 4/1/2030 (a)	10,502,000	10,406,222
6.75%, 5/1/2031 (a)	2,397,000	2,441,153
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	3,333,000	3,309,869
7.00%, 8/1/2032 (a) (b)	7,020,000	7,210,382
Discovery Global Holdings, Inc.:
3.76%, 3/15/2027	5,201,000	5,137,548
4.05%, 3/15/2029	8,775,300	8,488,908
4.28%, 3/15/2032 (b)	20,249,000	17,927,250
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	5,218,000	5,088,333
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,642,000	5,265,791
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	9,013,000	8,824,178
7.50%, 9/1/2031 (a)	4,024,000	4,138,362
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	1,205,000	1,176,514
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	5,482,000	4,573,304
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	6,562,000	6,367,568
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	6,529,000	6,669,569
11.88%, 4/15/2031 (a)	6,363,000	6,625,346
13.25%, 12/15/2029 (a)	352,000	403,082
Penn Entertainment, Inc. 6.75%, 4/1/2031 (a)	3,962,000	3,849,281
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	6,240,000	3,818,069
5.88%, 9/1/2031 (a)	3,644,000	2,046,179
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	$2,242,000	$2,238,771
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	3,874,000	3,857,381
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a) (b)	8,554,300	7,394,508
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	2,989,000	2,864,478
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	8,359,000	8,069,110
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 1/15/2032 (a) (b)	5,966,000	5,975,844
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a) (b)	4,773,000	4,773,382
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	4,184,000	4,154,043
6.50%, 5/15/2032 (a)	2,056,000	2,079,315
Voyager Parent LLC 9.25%, 7/1/2032 (a)	12,437,000	12,949,777
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
6.25%, 3/15/2033 (a) (b)	6,318,000	6,261,327
7.13%, 2/15/2031 (a) (b)	4,489,000	4,715,964
		239,221,130
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
5.75%, 10/15/2033 (a)	2,684,000	2,686,174
6.38%, 2/1/2031 (a) (b)	3,134,500	3,182,803
GFL Environmental Holdings U.S., Inc. 5.50%, 2/1/2034 (a)	6,408,000	6,287,786
GFL Environmental, Inc.:
4.38%, 8/15/2029 (a) (b)	7,033,080	6,834,114
4.75%, 6/15/2029 (a)	8,014,890	7,869,580
6.75%, 1/15/2031 (a)	884,900	916,562
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	3,814,500	3,725,622
5.88%, 6/30/2029 (a)	7,060,000	6,935,673
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	5,621,000	5,277,557
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	4,048,000	4,104,389
Security Description	Principal Amount	Value
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a) (b)	$3,123,000	$3,217,439
		51,037,699
FOOD — 2.0%
Albertsons Cos., Inc. 5.63%, 3/31/2032 (a)	11,727,000	11,539,251
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
5.50%, 3/31/2031 (a)	6,990,000	6,913,949
5.75%, 3/31/2034 (a)	11,102,000	10,865,638
6.25%, 3/15/2033 (a)	1,339,600	1,351,121
6.50%, 2/15/2028 (a)	2,013,800	2,039,919
B&G Foods, Inc. 8.00%, 9/15/2028 (a) (b)	4,477,000	4,409,621
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a)	2,394,000	2,451,312
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	4,844,700	4,930,839
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	2,858,000	2,795,353
Industrial F&B Investments III, Inc. 7.75%, 2/11/2033 (a)	4,917,000	4,967,006
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	7,511,000	7,822,031
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	5,758,600	5,503,782
4.38%, 1/31/2032 (a)	3,283,000	3,060,084
4.88%, 5/15/2028 (a)	328,100	324,996
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	4,958,000	4,766,770
5.63%, 3/1/2034 (a)	8,736,000	8,444,392
6.13%, 9/15/2032 (a)	5,913,300	5,934,115
Post Holdings, Inc.:
6.25%, 2/15/2032 (a)	11,412,000	11,550,199
6.25%, 10/15/2034 (a)	4,763,400	4,663,845
6.38%, 3/1/2033 (a)	7,660,000	7,557,433
6.50%, 3/15/2036 (a)	10,507,000	10,304,215
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a) (b)	100,800	97,002
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	3,251,500	3,167,286
5.75%, 4/15/2033 (a)	2,873,000	2,866,248
6.88%, 9/15/2028 (a)	4,689,000	4,803,787
7.25%, 1/15/2032 (a)	2,597,000	2,692,673
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	4,447,800	4,415,242
		140,238,109
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
FOOD SERVICE — 0.2%
TKC Holdings, Inc.:
8.50%, 8/15/2030 (a)	$9,459,000	$9,524,173
12.00%, 2/15/2031 (a)	4,240,000	4,371,567
		13,895,740
FOREST PRODUCTS & PAPER — 0.1%
Domtar Corp. 6.75%, 10/1/2028 (a) (b)	4,905,000	3,226,754
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	4,286,000	3,860,829
7.25%, 11/15/2031 (a) (b)	2,450,000	2,267,181
		9,354,764
GAS — 0.1%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (c)	6,124,800	6,193,643
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/2030 (a)	2,648,000	2,806,138
		8,999,781
HEALTH CARE PRODUCTS — 0.6%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	771,000	748,433
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	2,153,000	2,020,009
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	8,755,400	9,060,088
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (b) (c)	6,028,000	5,873,503
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	4,215,000	3,901,741
Hologic, Inc. 3.25%, 2/15/2029 (a)	909,000	909,000
Medline Borrower LP 5.25%, 10/1/2029 (a)	16,154,000	16,009,260
		38,522,034
HEALTH CARE SERVICES — 4.1%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a) (b)	3,530,000	3,620,227
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	4,613,000	4,374,416
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (a)	15,693,000	14,786,729
6.13%, 4/1/2030 (a) (b)	6,188,000	5,372,793
9.75%, 1/15/2034 (a)	12,346,000	12,796,506
10.88%, 1/15/2032 (a)	11,226,800	12,061,513
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a) (b)	4,667,600	4,829,332
Security Description	Principal Amount	Value
DaVita, Inc.:
6.75%, 7/15/2033 (a)	$7,658,000	$7,805,570
6.88%, 9/1/2032 (a)	7,715,510	7,915,342
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	1,515,800	1,436,827
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	6,449,000	6,696,384
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a) (b)	4,165,800	3,652,407
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	3,110,000	3,008,676
Horizon Mutual Holdings, Inc. 6.20%, 11/15/2034 (a)	3,826,000	3,601,146
Humana, Inc. 5 yr. CMT + 2.89%, 6.63%, 9/15/2056 (c)	7,018,000	6,746,403
IQVIA, Inc.:
6.25%, 6/1/2032 (a)	11,633,000	11,809,938
6.50%, 5/15/2030 (a)	3,588,800	3,666,892
Kedrion SpA 6.50%, 9/1/2029 (a)	7,349,000	7,086,494
LifePoint Health, Inc.:
8.38%, 2/15/2032 (a)	5,856,000	6,237,870
9.88%, 8/15/2030 (a)	7,822,000	8,285,297
10.00%, 6/1/2032 (a)	4,598,000	4,700,076
11.00%, 10/15/2030 (a)	6,841,000	7,365,841
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	906,000	810,879
3.88%, 5/15/2032 (a) (b)	3,223,600	2,799,310
6.25%, 1/15/2033 (a) (b)	4,097,000	3,971,919
6.50%, 2/15/2031 (a)	8,700,000	8,565,411
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	3,282,284	2,550,991
11.50%, 12/31/2030 (a)	452	410
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a) (b)	8,048,000	8,309,962
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,392,600	1,344,708
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	9,873,800	10,234,786
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	4,665,000	4,735,068
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	4,491,800	4,269,456
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	4,994,000	5,168,890
Star Parent, Inc. 9.00%, 10/1/2030 (a)	8,565,000	8,897,493
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	6,648,000	6,519,760
TEAM Services Holding, Inc. 9.00%, 2/15/2033 (a) (b)	4,346,000	4,274,639
Tenet Healthcare Corp.:
4.25%, 6/1/2029	13,613,000	13,226,391
4.38%, 1/15/2030	12,582,300	12,181,805
4.63%, 6/15/2028	100	99
5.50%, 11/15/2032 (a)	15,345,000	15,205,514
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 11/15/2033 (a) (b)	$1,715,000	$1,737,329
6.13%, 6/15/2030	10,518,800	10,605,054
6.75%, 5/15/2031	4,971,500	5,088,380
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	8,928,800	8,673,168
		287,028,101
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	6,275,000	6,099,990
Stena International SA 7.25%, 1/15/2031 (a)	5,282,300	5,336,444
		11,436,434
HOME BUILDERS — 0.2%
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	3,624,000	3,401,668
6.63%, 9/15/2033 (a)	3,617,000	3,558,260
Forestar Group, Inc. 6.50%, 3/15/2033 (a)	3,762,000	3,723,665
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	1,702,000	1,670,921
Taylor Morrison Communities, Inc. 5.75%, 11/15/2032 (a)	1,545,000	1,548,940
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	941,000	887,561
		14,791,015
HOME FURNISHINGS — 0.2%
FXI Holdings, Inc.:
11.00%, 11/15/2030 (a) (b)	2,147,456	1,863,756
14.00%, 11/15/2029 (a) (b)	80,988	41,386
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	4,334,000	3,938,652
4.00%, 4/15/2029 (a)	4,011,000	3,856,697
Whirlpool Corp.:
6.13%, 6/15/2030 (b)	2,487,000	2,427,213
6.50%, 6/15/2033 (b)	3,020,000	2,870,540
		14,998,244
HOUSEHOLD PRODUCTS — 0.2%
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	1,341,000	1,266,936
Opal Bidco SAS 6.50%, 3/31/2032 (a)	7,031,000	7,035,711
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032 (b)	4,220,000	3,851,805
		12,154,452
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	3,343,210	2,985,988
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a) (b)	3,762,100	2,323,322
		5,309,310
Security Description	Principal Amount	Value
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	$5,939,000	$5,036,569
Newell Brands, Inc.:
6.38%, 9/15/2027	5,907,000	5,941,142
6.38%, 5/15/2030 (b)	516,800	497,658
6.63%, 9/15/2029	1,507,310	1,471,813
6.63%, 5/15/2032 (b)	3,284,780	3,139,987
8.50%, 6/1/2028 (a)	10,218,000	10,566,434
		26,653,603
INSURANCE — 3.4%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	1,595,000	1,504,707
6.00%, 8/1/2029 (a)	918,500	862,628
6.75%, 7/1/2032 (a)	8,427,000	8,100,959
7.50%, 11/6/2030 (a)	10,208,000	10,210,960
8.25%, 2/1/2029 (a)	884,000	874,603
8.50%, 6/15/2029 (a)	795,000	788,354
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (a)	7,057,800	6,966,119
6.75%, 4/15/2028 (a)	9,034,000	9,081,429
7.00%, 1/15/2031 (a)	11,511,000	11,609,074
7.38%, 10/1/2032 (a)	2,280,000	2,238,071
American National Group, Inc. 5 yr. CMT + 3.18%, 7.00%, 12/1/2055 (c)	4,832,000	4,562,809
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	6,477,000	6,216,948
6.38%, 2/15/2029 (a)	2,304,160	2,322,593
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	6,481,000	5,857,463
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	12,994,460	13,127,393
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a) (b)	6,973,000	6,769,458
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (a)	21,416,000	22,233,877
8.38%, 2/1/2034 (a)	23,392,000	22,784,510
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	5,466,000	5,491,636
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a) (b)	2,966,000	2,890,159
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Global Atlantic Fin Co.:
5 yr. CMT + 3.55%, 7.25%, 3/1/2056 (a) (c)	$5,217,000	$4,920,727
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (c)	5,447,500	5,232,977
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	9,322,100	9,412,431
8.13%, 2/15/2032 (a)	5,795,000	5,435,015
HUB International Ltd.:
5.63%, 12/1/2029 (a)	3,095,800	3,023,327
7.25%, 6/15/2030 (a)	19,123,700	19,634,494
7.38%, 1/31/2032 (a)	11,070,000	11,291,953
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	7,250,000	7,388,403
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	20,137,000	20,169,018
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	5,324,910	5,269,478
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	274,000	273,115
USI, Inc. 7.50%, 1/15/2032 (a)	1,592,000	1,625,846
		238,170,534
INTERNET — 1.4%
Arches Buyer, Inc. 6.13%, 12/1/2028 (a) (b)	1,167,000	1,118,371
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%, 7/1/2032 (a) (b)	3,229,000	2,814,074
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	6,085,000	5,922,896
6.75%, 9/30/2027 (a)	7,717,000	7,752,575
7.13%, 9/30/2030 (a) (b)	1,605,000	1,620,392
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	3,888,000	3,510,592
11.25%, 2/21/2030 (a) (b)	3,822,000	3,438,730
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	828,000	770,984
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
8.75%, 5/1/2029 (a)	3,061,000	2,845,812
9.50%, 5/30/2029 (a)	7,840,000	7,367,640
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	250,000	222,075
6.13%, 9/15/2033 (a)	7,598,000	7,395,285
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	472,450	377,488
Security Description	Principal Amount	Value
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	$2,943,000	$2,700,173
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (c)	3,276,400	3,267,881
9.75%, 4/15/2029 (a)	16,667,600	17,774,829
11.25%, 2/15/2027 (a)	1,065,300	1,102,532
Snap, Inc.:
6.88%, 3/1/2033 (a)	8,933,000	8,455,442
6.88%, 3/15/2034 (a)	3,439,000	3,233,313
Wayfair LLC:
6.75%, 11/15/2032 (a)	4,542,000	4,575,883
7.25%, 10/31/2029 (a) (b)	8,983,800	9,179,377
7.75%, 9/15/2030 (a)	2,741,000	2,852,065
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	4,033,500	2,366,858
		100,665,267
INVESTMENT COMPANY SECURITIES — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	2,880,022	2,678,219
FS KKR Capital Corp.:
3.13%, 10/12/2028	6,360,000	5,812,786
3.25%, 7/15/2027	4,858,000	4,666,303
6.13%, 1/15/2030	3,530,000	3,362,572
6.88%, 8/15/2029	3,045,000	2,992,991
HA Sustainable Infrastructure Capital, Inc.:
5 yr. CMT + 3.48%, 7.13%, 11/15/2056 (c)	3,916,000	3,899,318
5 yr. CMT + 4.30%, 8.00%, 6/1/2056 (c)	2,547,000	2,631,076
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	1,869,200	1,596,895
9.00%, 6/15/2030	4,338,000	4,061,930
9.75%, 1/15/2029 (b)	2,259,000	2,223,895
10.00%, 11/15/2029 (a)	7,664,100	7,540,478
		41,466,463
IRON/STEEL — 1.3%
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	4,430,000	4,389,997
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a)	4,145,900	4,305,807
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (a) (b)	5,491,800	5,356,098
6.88%, 11/1/2029 (a)	6,896,100	6,896,100
7.00%, 3/15/2032 (a)	8,962,000	8,672,438
7.38%, 5/1/2033 (a)	9,575,000	9,370,382
7.50%, 9/15/2031 (a)	3,885,000	3,876,570
7.63%, 1/15/2034 (a) (b)	6,157,000	6,012,741
Commercial Metals Co.:
5.75%, 11/15/2033 (a)	5,233,000	5,188,467
6.00%, 12/15/2035 (a)	7,828,000	7,720,522
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	$2,977,000	$3,181,550
Mineral Resources Ltd.:
7.00%, 4/1/2031 (a)	3,699,000	3,776,235
8.00%, 11/1/2027 (a) (b)	4,907,300	4,977,720
8.50%, 5/1/2030 (a) (b)	7,791,800	8,007,165
9.25%, 10/1/2028 (a)	6,630,000	6,871,862
		88,603,654
IT SERVICES — 0.7%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	6,968,000	7,214,806
CACI International, Inc. 6.38%, 6/15/2033 (a)	8,422,000	8,566,269
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	5,586,000	5,817,986
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	2,796,400	2,784,963
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	3,426,800	3,304,772
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	7,281,000	7,793,364
Science Applications International Corp. 5.88%, 11/1/2033 (a) (b)	4,021,000	3,932,900
Seagate Data Storage Technology Pte. Ltd. 9.63%, 12/1/2032 (a)	4,484,614	4,994,425
Seagate HDD Cayman 8.50%, 7/15/2031	3,696,000	3,872,484
Unisys Corp. 10.63%, 1/15/2031 (a) (b)	4,410,000	3,791,453
		52,073,422
LEISURE TIME — 2.0%
Acushnet Co. 5.63%, 12/1/2033 (a)	3,322,000	3,313,961
Carnival Corp.:
5.13%, 5/1/2029 (a)	6,497,000	6,447,428
5.75%, 3/15/2030 (a)	8,784,000	8,851,022
5.75%, 8/1/2032 (a) (b)	19,455,000	19,458,696
5.88%, 6/15/2031 (a)	11,887,000	12,031,783
6.13%, 2/15/2033 (a)	11,335,000	11,440,869
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a) (b)	2,805,000	2,477,825
Life Time, Inc. 6.00%, 11/15/2031 (a)	4,066,000	4,100,602
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	5,870,000	5,997,496
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,612,800	2,662,128
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	7,555,000	7,338,927
6.25%, 9/15/2033 (a) (b)	6,338,000	6,155,212
6.75%, 2/1/2032 (a) (b)	10,502,000	10,421,870
7.75%, 2/15/2029 (a)	6,440,000	6,689,743
Security Description	Principal Amount	Value
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	$86,800	$87,469
Patrick Industries, Inc. 6.38%, 11/1/2032 (a)	2,388,500	2,389,240
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	5,701,000	5,839,819
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	4,086,000	3,495,042
11.13%, 7/15/2030 (a) (b)	6,475,000	5,487,433
Viking Cruises Ltd.:
5.88%, 10/15/2033 (a)	9,474,000	9,370,923
7.00%, 2/15/2029 (a) (b)	1,522,000	1,523,918
9.13%, 7/15/2031 (a) (b)	2,707,000	2,853,476
		138,434,882
LODGING — 1.6%
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	4,219,000	4,025,221
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	5,948,000	5,979,762
Hilton Domestic Operating Co., Inc.:
5.50%, 3/31/2034 (a)	2,090,000	2,041,951
5.75%, 9/15/2033 (a)	8,565,000	8,536,821
5.88%, 4/1/2029 (a)	5,326,500	5,378,167
5.88%, 3/15/2033 (a)	5,991,000	6,028,923
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a) (b)	1,288,800	1,164,457
5.00%, 6/1/2029 (a)	8,212,800	7,806,348
6.63%, 1/15/2032 (a)	7,777,800	7,697,066
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	3,738,000	3,540,335
6.50%, 10/1/2033 (a) (b)	6,470,000	6,151,935
Melco Resorts Finance Ltd.:
6.50%, 9/24/2033 (a)	4,773,000	4,585,135
7.63%, 4/17/2032 (a)	4,317,000	4,374,330
MGM China Holdings Ltd. 7.13%, 6/26/2031 (a) (b)	5,671,000	5,797,974
MGM Resorts International:
6.13%, 9/15/2029	6,013,000	6,073,190
6.50%, 4/15/2032 (b)	5,767,000	5,813,828
Station Casinos LLC 6.63%, 3/15/2032 (a)	5,484,000	5,517,452
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	863,000	808,450
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	3,869,000	3,702,788
6.13%, 9/1/2033 (a)	7,492,000	7,385,464
Wyndham Hotels & Resorts, Inc. 5.63%, 3/1/2033 (a)	1,975,000	1,943,202
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Wynn Macau Ltd. 6.75%, 2/15/2034 (a)	$5,467,000	$5,320,102
		109,672,901
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp.:
5.00%, 5/15/2029 (a)	1,026,000	1,012,149
6.25%, 10/15/2032 (a)	7,262,000	7,311,164
		8,323,313
MACHINERY-DIVERSIFIED — 0.5%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	4,269,500	4,435,797
9.50%, 1/1/2031 (a)	1,940,000	2,037,776
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	7,497,000	7,481,556
Esab Corp.:
5.63%, 4/1/2031 (a)	6,925,000	6,973,198
6.25%, 4/15/2029 (a)	2,876,090	2,913,479
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	130,000	71,837
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	3,158,000	3,051,860
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	1,533,000	1,595,623
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	2,951,000	3,015,568
		31,576,694
MEDIA — 6.8%
AMC Networks, Inc.:
4.25%, 2/15/2029	400	338
10.50%, 7/15/2032 (a)	5,560,347	5,488,452
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a) (b)	11,118,000	9,511,894
4.50%, 5/1/2032	22,185,300	19,837,208
4.50%, 6/1/2033 (a) (b)	11,343,000	9,881,908
4.75%, 2/1/2032 (a) (b)	9,712,800	8,804,750
6.38%, 9/1/2029 (a)	12,750,000	12,800,745
7.00%, 2/1/2033 (a)	12,528,000	12,582,121
7.38%, 3/1/2031 (a) (b)	3,809,000	3,877,067
7.38%, 2/1/2036 (a) (b)	10,359,000	10,307,101
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	54,969
CSC Holdings LLC:
4.50%, 11/15/2031 (a) (b)	12,132,000	7,189,666
5.00%, 11/15/2031 (a)	3,796,000	1,331,219
11.25%, 5/15/2028 (a)	6,333,000	5,189,134
11.75%, 1/31/2029 (a)	18,440,000	13,335,070
Directv Financing LLC 8.88%, 2/1/2030 (a)	25,181,000	25,117,694
Security Description	Principal Amount	Value
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	$9,579,700	$9,550,865
10.00%, 2/15/2031 (a)	11,527,600	11,769,218
Discovery Communications LLC:
3.63%, 5/15/2030	7,872,000	7,324,188
3.95%, 3/20/2028	7,294,000	7,146,005
4.13%, 5/15/2029	6,493,000	6,291,717
DISH DBS Corp.:
5.13%, 6/1/2029	13,597,000	12,151,095
5.75%, 12/1/2028 (a)	19,570,000	18,951,392
DISH Network Corp. 11.75%, 11/15/2027 (a) (b)	29,090,033	29,969,134
EW Scripps Co. 9.88%, 8/15/2030 (a)	8,172,000	7,943,756
Gray Media, Inc.:
5.38%, 11/15/2031 (a) (b)	7,640,000	5,648,099
7.25%, 8/15/2033 (a)	4,671,000	4,705,145
9.63%, 7/15/2032 (a) (b)	7,111,000	7,116,689
10.50%, 7/15/2029 (a)	8,385,800	8,925,175
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	750	678
7.00%, 1/15/2031 (a)	400	306
7.75%, 8/15/2030 (a)	3,818,000	3,064,289
9.13%, 5/1/2029 (a) (b)	6,896,000	6,259,499
10.88%, 5/1/2030 (a)	2,955,300	1,895,352
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	4,387,000	2,862,430
6.75%, 10/15/2027 (a)	441,000	297,710
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	5,886,000	5,822,608
7.38%, 9/1/2031 (a)	5,276,000	5,389,012
8.00%, 8/1/2029 (a)	3,689,000	3,683,835
Midcontinent Communications 8.00%, 8/15/2032 (a) (b)	6,472,000	6,035,399
Nexstar Media, Inc.:
6.50%, 9/15/2033 (a)	23,417,000	23,598,248
7.25%, 4/15/2034 (a) (d)	10,070,000	10,091,953
Paramount Global:
4.20%, 5/19/2032	482,000	413,122
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	2,464,000	1,803,081
Radiate Holdco LLC/Radiate Finance, Inc. 9.25%, 3/25/2030 (a)	26,592	20,378
Sinclair Television Group, Inc.:
4.38%, 12/31/2032 (a)	521,000	407,240
8.13%, 2/15/2033 (a)	8,797,600	8,966,250
Sirius XM Radio LLC:
3.88%, 9/1/2031 (a) (b)	10,153,000	9,230,295
4.00%, 7/15/2028 (a) (b)	12,292,300	11,879,033
5.88%, 4/15/2032 (a)	6,152,000	6,106,414
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	8,380,018	7,947,106
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	$7,420,000	$6,981,626
7.38%, 6/30/2030 (a)	9,413,000	9,232,270
8.00%, 8/15/2028 (a)	14,464,500	14,702,586
8.50%, 7/31/2031 (a)	6,936,000	6,956,947
9.38%, 8/1/2032 (a)	6,104,000	6,294,506
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	8,113,000	8,298,544
Virgin Media O2 Vendor Financing Notes VI DAC 8.50%, 3/15/2033 (a)	3,120,000	2,722,387
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	358,100	317,294
VZ Secured Financing BV:
5.00%, 1/15/2032 (a)	10,575,200	9,093,086
7.50%, 1/15/2033 (a)	9,979,000	9,426,363
		472,601,661
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.38%, 3/1/2034 (a)	3,156,000	3,078,015
6.38%, 6/15/2030 (a)	2,221,000	2,242,078
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,229,000	1,193,113
		6,513,206
MINING — 1.0%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	3,320,800	3,229,378
7.13%, 3/15/2031 (a) (b)	4,472,160	4,677,253
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	3,615,000	3,694,205
6.38%, 9/15/2032 (a)	5,360,000	5,486,067
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a) (b)	2,394,000	2,493,997
11.50%, 10/1/2031 (a)	4,966,000	5,360,301
Capstone Copper Corp. 6.75%, 3/31/2033 (a)	4,170,800	4,146,943
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	4,346,000	4,499,849
Constellium SE 3.75%, 4/15/2029 (a)	2,784,000	2,659,500
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	1,409,000	1,333,393
5.88%, 4/15/2030 (a)	851,000	861,910
6.13%, 4/15/2032 (a)	6,644,000	6,788,706
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	3,510,800	3,316,442
5.88%, 3/1/2034 (a)	3,513,000	3,453,525
Novelis Corp.:
3.88%, 8/15/2031 (a)	3,698,000	3,291,035
6.38%, 8/15/2033 (a)	3,005,000	2,947,274
Security Description	Principal Amount	Value
6.88%, 1/30/2030 (a)	$7,430,000	$7,495,384
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	4,695,640	4,897,928
		70,633,090
MISCELLANEOUS MANUFACTURER — 0.7%
Amsted Industries, Inc. 6.38%, 3/15/2033 (a)	5,372,000	5,404,286
Avient Corp.:
6.25%, 11/1/2031 (a)	5,382,000	5,418,382
7.13%, 8/1/2030 (a)	2,459,600	2,495,559
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	7,607,000	7,763,096
6.25%, 3/15/2033 (a)	3,717,000	3,793,793
Calderys Financing LLC 11.25%, 6/1/2028 (a)	3,828,990	3,958,448
Entegris, Inc. 5.95%, 6/15/2030 (a)	4,964,100	5,007,685
Hillenbrand, Inc. 6.25%, 2/15/2029 (b)	5,763,000	5,346,393
Maxam Prill SARL 7.75%, 7/15/2030 (a)	3,019,000	3,078,354
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,349,800	3,429,860
		45,695,856
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp. 13.50%, 4/15/2031 (a) (b)	3,063,000	1,508,528
Xerox Holdings Corp. 8.88%, 11/30/2029 (a) (b)	2,032,000	640,588
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	3,925,000	3,948,589
		6,097,705
OIL & GAS — 6.2%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	6,855,000	7,159,019
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
6.63%, 10/15/2032 (a)	5,820,600	5,913,671
6.63%, 7/15/2033 (a)	4,140,000	4,202,721
Baytex Energy Corp. 7.38%, 3/15/2032 (a)	100	103
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	4,687,000	4,740,760
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	6,780,000	7,167,748
California Resources Corp.:
7.00%, 1/15/2034 (a)	2,353,000	2,367,236
8.25%, 6/15/2029 (a)	4,160,800	4,353,820
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 2/15/2031 (a)	1,969,000	2,089,975
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Caturus Energy LLC 8.50%, 2/15/2030 (a)	$5,557,800	$5,759,326
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	8,147,000	8,233,521
6.75%, 3/15/2033 (a) (b)	3,997,000	4,127,702
CNX Resources Corp.:
5.88%, 3/1/2034 (a)	2,071,000	2,015,849
7.25%, 3/1/2032 (a)	2,999,000	3,081,683
7.38%, 1/15/2031 (a)	3,555,000	3,652,229
Comstock Resources, Inc. 5.88%, 1/15/2030 (a)	6,788,000	6,552,457
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	6,881,000	6,882,720
7.63%, 4/1/2032 (a)	11,409,000	11,569,525
7.88%, 4/15/2032 (a)	6,514,360	6,664,125
8.38%, 1/15/2034 (a)	4,714,000	4,927,827
CVR Energy, Inc.:
7.50%, 2/15/2031 (a)	3,428,000	3,453,470
7.88%, 2/15/2034 (a)	27,000	27,080
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	3,572,000	3,618,579
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	4,238,200	4,469,224
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	4,835,000	4,947,559
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	939,000	924,934
6.00%, 4/15/2030 (a)	3,625,800	3,526,779
6.00%, 2/1/2031 (a)	1,097,000	1,061,852
6.25%, 4/15/2032 (a)	3,256,800	3,150,205
6.88%, 5/15/2034 (a)	5,819,000	5,677,249
7.25%, 2/15/2035 (a) (b)	4,938,000	4,924,075
8.38%, 11/1/2033 (a)	4,247,500	4,425,215
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	3,869,000	3,889,931
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	5,999,000	6,176,870
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,420,000	4,491,118
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	3,535,000	3,707,402
Matador Resources Co.:
6.00%, 4/15/2034 (a)	4,325,000	4,295,158
6.25%, 4/15/2033 (a)	8,461,000	8,463,538
6.50%, 4/15/2032 (a)	4,658,400	4,707,965
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	7,423,000	7,420,699
Murphy Oil Corp.:
6.00%, 10/1/2032 (b)	4,207,000	4,178,855
6.50%, 2/15/2034	5,013,000	4,948,082
Nabors Industries, Inc.:
7.63%, 11/15/2032 (a) (b)	6,086,000	6,228,047
Security Description	Principal Amount	Value
8.88%, 8/15/2031 (a) (b)	$3,979,800	$4,149,817
9.13%, 1/31/2030 (a)	5,735,133	6,019,366
Noble Finance II LLC 8.00%, 4/15/2030 (a)	12,120,100	12,508,549
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (a)	3,954,000	4,094,011
8.75%, 6/15/2031 (a)	4,179,000	4,348,124
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (a) (b)	7,429,700	7,619,975
9.88%, 3/15/2030 (a) (b)	4,520,000	4,840,061
Permian Resources Operating LLC:
6.25%, 2/1/2033 (a)	4,403,000	4,483,619
7.00%, 1/15/2032 (a)	4,232,000	4,391,462
Puma International Financing SA 7.75%, 4/25/2029 (a) (b)	3,298,000	3,369,765
Range Resources Corp. 4.75%, 2/15/2030 (a)	5,080,000	4,951,374
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	2,930,000	3,081,217
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	3,978,000	4,117,230
SM Energy Co.:
6.63%, 4/15/2034 (a)	5,822,000	5,818,856
6.75%, 8/1/2029 (a)	9,573,000	9,723,966
7.00%, 8/1/2032 (a) (b)	5,928,800	6,053,008
8.38%, 7/1/2028 (a)	4,733,000	4,864,010
8.63%, 11/1/2030 (a)	3,280,100	3,454,995
8.75%, 7/1/2031 (a)	13,669,800	14,299,568
9.63%, 6/15/2033 (a)	6,293,000	6,964,023
Sunoco LP:
4.50%, 10/1/2029 (a)	6,682,000	6,480,538
4.63%, 5/1/2030 (a)	6,401,500	6,165,669
5.38%, 7/15/2031 (a)	2,102,000	2,085,016
5.63%, 3/15/2031 (a)	6,211,000	6,180,256
5.63%, 7/15/2034 (a)	2,024,000	1,992,385
5.88%, 3/15/2034 (a)	5,797,000	5,733,987
6.25%, 7/1/2033 (a)	6,946,000	6,987,537
7.00%, 5/1/2029 (a)	5,869,000	6,020,420
7.25%, 5/1/2032 (a)	4,608,000	4,771,861
Sunoco LP/Sunoco Finance Corp.:
4.50%, 4/30/2030	6,281,000	6,074,292
7.00%, 9/15/2028 (a) (b)	3,585,000	3,657,596
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	4,634,900	4,823,494
9.38%, 2/1/2031 (a)	4,036,000	4,284,012
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	7,243,130	7,075,307
Transocean International Ltd.:
7.88%, 10/15/2032 (a)	3,235,000	3,437,996
8.25%, 5/15/2029 (a) (b)	7,181,800	7,417,579
8.50%, 5/15/2031 (a) (b)	9,624,000	10,110,493
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
8.75%, 2/15/2030 (a)	$4,955,900	$5,163,800
Trident Energy Finance PLC:
12.50%, 11/30/2029 (a) (b)	1,684,000	1,787,566
12.50%, 11/30/2029	1,111,000	1,183,915
Valaris Ltd. 8.38%, 4/30/2030 (a)	9,317,000	9,650,269
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	4,201,600	4,249,204
		434,662,091
OIL & GAS SERVICES — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	2,112,000	2,153,628
Archrock Services LP/Archrock Partners Finance Corp. 6.00%, 2/1/2034 (a)	6,587,000	6,524,687
Bristow Group, Inc. 6.75%, 2/1/2033 (a)	3,615,000	3,649,740
CHC Group LLC 11.75%, 9/1/2030 (a)	3,331,000	3,240,763
Kodiak Gas Services LLC:
5.88%, 4/1/2031 (a)	6,215,000	6,241,227
6.50%, 10/1/2033 (a)	9,067,000	9,144,523
6.75%, 10/1/2035 (a)	1,195,000	1,213,785
7.25%, 2/15/2029 (a)	4,545,000	4,709,711
Petrofac Ltd. 9.75%, 11/15/2026 (a) (e)	323,000	27,384
SESI LLC 7.88%, 9/30/2030 (a)	6,430,000	6,556,607
TGS ASA 8.50%, 1/15/2030 (a)	3,388,000	3,544,831
Tidewater, Inc. 9.13%, 7/15/2030 (a)	2,736,000	2,920,872
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (a)	4,113,000	4,099,386
7.13%, 3/15/2029 (a) (b)	6,099,800	6,242,291
WBI Operating LLC:
6.25%, 10/15/2030 (a)	8,510,000	8,542,508
6.50%, 10/15/2033 (a)	4,009,000	3,979,614
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	8,206,000	8,362,160
		81,153,717
PACKAGING & CONTAINERS — 1.6%
Ardagh Group SA:
9.50%, 12/1/2030 (a)	8,813,413	9,212,837
12.00%, 12/1/2030 (a)	3,235,000	2,715,233
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	36,000	34,230
6.25%, 1/30/2031 (a)	5,113,000	5,066,523
Security Description	Principal Amount	Value
Ball Corp.:
3.13%, 9/15/2031	$3,336,000	$3,003,834
5.50%, 9/15/2033	8,161,000	8,168,671
6.00%, 6/15/2029	5,099,000	5,181,808
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	5,345,000	5,254,563
6.75%, 4/15/2032 (a)	9,855,000	9,322,436
6.88%, 1/15/2030 (a)	5,151,000	5,018,362
8.75%, 4/15/2030 (a)	6,143,000	5,746,346
Crown Americas LLC:
5.25%, 4/1/2030	150,300	150,184
5.88%, 6/1/2033	6,202,000	6,205,845
Graphic Packaging International LLC 6.38%, 7/15/2032 (a) (b)	1,258,400	1,255,367
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	900	874
7.88%, 4/15/2030 (a)	16,787,000	16,780,789
9.25%, 4/15/2030 (a)	9,669,000	8,975,153
Owens-Brockway Glass Container, Inc. 7.25%, 5/15/2031 (a) (b)	2,678,000	2,568,256
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	4,028,510	4,090,186
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	7,071,343	6,172,575
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	3,749,100	3,647,949
Trivium Packaging Finance BV 12.25%, 1/15/2031 (a)	4,419,000	4,769,073
		113,341,094
PHARMACEUTICALS — 2.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	48,055,000	48,911,821
Accendra Health, Inc. 6.63%, 4/1/2030 (a) (b)	3,621,600	1,728,880
AdaptHealth LLC 5.13%, 3/1/2030 (a) (b)	5,247,000	5,030,456
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	4,963,000	5,110,550
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	3,019,000	2,770,868
11.00%, 9/30/2028 (a)	6,860,000	7,017,369
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	5,691,000	5,709,723
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (b) (c)	6,452,000	6,512,584
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (c)	15,912,000	16,375,994
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Endo Finance Holdings LP 8.50%, 4/15/2031 (a) (b)	$8,523,000	$8,922,217
Grifols SA 4.75%, 10/15/2028 (a)	6,598,000	6,471,912
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	3,088,800	2,894,576
12.25%, 4/15/2029 (a)	8,356,100	8,910,110
Jazz Securities DAC 4.38%, 1/15/2029 (a)	12,862,000	12,501,864
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	9,576,400	9,284,607
5.13%, 4/30/2031 (a)	10,338,800	8,439,046
6.75%, 5/15/2034 (a)	9,358,300	8,308,954
7.88%, 5/15/2034 (a) (b)	3,507,700	2,886,416
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%, 4/17/2032 (a)	5,288,000	4,695,744
		172,483,691
PIPELINES — 5.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	5,830,000	5,811,461
5.75%, 10/15/2033 (a)	5,136,000	5,083,048
5.75%, 7/1/2034 (a)	1,055,000	1,039,470
6.63%, 2/1/2032 (a)	5,353,000	5,478,903
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	4,879,000	5,034,689
7.25%, 7/15/2032 (a)	2,456,000	2,552,545
Buckeye Partners LP:
6.75%, 2/1/2030 (a)	3,283,000	3,385,036
6.88%, 7/1/2029 (a)	4,928,000	5,068,152
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	6,665,800	6,504,221
7.50%, 12/15/2033 (a)	5,124,800	5,387,036
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.38%, 6/30/2033 (a)	2,462,000	2,480,834
8.63%, 3/15/2029 (a)	12,033,800	12,455,103
Energy Transfer LP:
5 yr. CMT + 2.68%, 6.50%, 2/15/2056 (c)	6,737,000	6,647,667
5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (c)	4,682,000	4,641,782
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (b) (c)	7,086,000	7,424,427
Excelerate Energy LP 8.00%, 5/15/2030 (a)	7,060,000	7,392,597
Security Description	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.:
6.75%, 3/15/2034	$403,000	$401,295
7.88%, 5/15/2032	9,778,000	10,068,602
8.00%, 5/15/2033	1,458,000	1,507,601
8.25%, 1/15/2029	3,544,000	3,661,058
8.88%, 4/15/2030	7,292,000	7,625,463
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	5,625,000	5,737,725
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	1,405,000	1,349,671
5.88%, 3/1/2028 (a)	5,686,000	5,730,578
6.50%, 6/1/2029 (a)	5,909,810	6,039,058
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	495
Howard Midstream Energy Partners LLC:
6.63%, 1/15/2034 (a)	6,221,000	6,233,442
7.38%, 7/15/2032 (a)	5,467,000	5,655,010
ITT Holdings LLC 6.50%, 8/1/2029 (a)	10,645,100	10,375,885
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	7,339,000	7,362,852
6.63%, 12/15/2028 (a)	7,466,666	7,591,061
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	8,492,000	8,754,403
8.38%, 2/15/2032 (a)	7,607,000	7,861,454
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	3,026,000	3,043,006
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	2,074,000	2,133,773
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (c)	800	832
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (c)	5,474,000	5,694,493
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	7,360,800	7,581,698
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.75%, 3/15/2034 (a)	3,290,000	3,303,489
7.38%, 2/15/2029 (a)	9,478,000	9,741,678
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	5,484,000	5,559,789
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	9,413,800	8,950,170
3.88%, 11/1/2033 (a) (b)	7,437,000	6,592,677
4.13%, 8/15/2031 (a)	8,983,000	8,354,729
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 1/15/2030 (a)	$9,668,800	$9,888,475
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	11,595,740	11,860,819
8.13%, 6/1/2028 (a)	15,822,000	16,200,620
8.38%, 6/1/2031 (a)	17,874,100	18,588,707
9.50%, 2/1/2029 (a)	24,516,200	26,518,683
9.88%, 2/1/2032 (a) (b)	10,727,000	11,522,729
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (a)	14,293,000	14,702,923
6.50%, 1/15/2034 (a)	13,496,700	14,071,390
6.50%, 6/15/2034 (a)	9,911,000	10,312,495
6.75%, 1/15/2036 (a)	13,193,000	13,959,645
7.50%, 5/1/2033 (a)	9,822,000	10,803,218
7.75%, 5/1/2035 (a)	8,986,000	10,073,576
		411,802,238
REAL ESTATE — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	6,253,795	6,267,616
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a)	12,000	11,563
9.75%, 4/15/2030 (a)	3,598,100	3,814,202
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	6,134,800	5,772,724
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	1,874,000	1,773,947
4.38%, 2/1/2031 (a)	1,549,000	1,423,113
5.88%, 3/1/2032 (a)	1,463,000	1,407,259
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,501,000	6,122,512
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	4,230,600	4,164,476
4.75%, 2/1/2030 (b)	3,711,000	3,726,215
5.00%, 3/1/2031 (b)	2,341,000	2,348,070
		36,831,697
REAL ESTATE INVESTMENT TRUSTS — 2.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	1,890,000	1,881,967
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a) (b)	3,242,000	3,000,828
Brandywine Operating Partnership LP 8.88%, 4/12/2029	3,928,000	3,989,670
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	7,388,400	7,237,012
Diversified Healthcare Trust 4.38%, 3/1/2031	1,128,300	999,572
Security Description	Principal Amount	Value
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	$7,539,000	$7,110,257
Iron Mountain, Inc.:
6.25%, 1/15/2033 (a) (b)	8,058,000	8,037,371
7.00%, 2/15/2029 (a)	7,388,800	7,533,768
Millrose Properties, Inc.:
6.25%, 9/15/2032 (a)	5,556,000	5,462,548
6.38%, 8/1/2030 (a)	8,185,000	8,198,669
MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 2/15/2032 (a)	6,498,000	6,595,990
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	3,497,000	3,364,848
7.00%, 2/1/2030 (a)	3,535,000	3,577,526
RHP Hotel Properties LP/RHP Finance Corp.:
5.75%, 3/15/2034 (a)	3,686,000	3,637,898
6.50%, 4/1/2032 (a)	6,443,000	6,562,131
6.50%, 6/15/2033 (a)	2,374,000	2,415,616
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	8,198,000	8,079,375
8.00%, 7/15/2030 (a) (b)	2,062,000	1,993,356
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	4,062,100	3,817,358
SBA Communications Corp. 3.13%, 2/1/2029	9,321,500	8,833,986
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	2,383,000	2,172,700
8.63%, 11/15/2031 (a)	6,282,000	6,566,826
8.88%, 6/15/2032	5,333,300	5,275,700
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	40,100	39,904
5.25%, 10/15/2028 (a)	5,235,000	5,190,869
5.75%, 1/15/2031 (a)	1,078,000	1,065,010
6.50%, 7/1/2030 (a)	4,720,000	4,792,546
6.50%, 10/15/2030 (a)	5,127,000	5,212,929
7.25%, 4/1/2029 (a)	4,704,700	4,847,582
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	6,271,000	5,915,748
Vornado Realty LP 5.75%, 2/1/2033	2,166,000	2,127,294
XHR LP 4.88%, 6/1/2029 (a)	2,999,000	2,905,941
		148,442,795
RETAIL — 4.0%
1011778 BC ULC/New Red Finance, Inc.:
5.63%, 9/15/2029 (a)	4,482,000	4,506,517
6.13%, 6/15/2029 (a)	8,635,900	8,784,697
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Advance Auto Parts, Inc.:
7.00%, 8/1/2030 (a)	$7,698,000	$7,794,764
7.38%, 8/1/2033 (a) (b)	7,080,000	7,154,694
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	4,727,800	4,567,433
5.00%, 2/15/2032 (a)	6,510,000	6,169,852
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a) (b)	5,382,000	4,849,774
Carvana Co. 9.00%, 6/1/2031 (a)	498	539
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	5,032,000	5,211,793
EG Global Finance PLC 12.00%, 11/30/2028 (a)	6,850,000	7,324,773
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%, 1/15/2031 (a)	5,635,000	5,869,867
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a) (b)	9,241,960	8,843,354
6.75%, 1/15/2030 (a) (b)	7,704,000	7,197,770
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	500	491
5.63%, 1/1/2030 (a)	5,310,000	5,277,131
6.88%, 3/1/2032 (a)	3,952,000	4,034,439
Gap, Inc.:
3.63%, 10/1/2029 (a)	2,770,000	2,588,842
3.88%, 10/1/2031 (a)	8,820,000	8,005,561
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,183,600	4,758,752
8.75%, 1/15/2032 (a) (b)	3,416,800	2,918,460
11.50%, 8/15/2029 (a)	4,504,800	4,484,438
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	5,608,800	5,658,494
Kohl's Corp. 5.13%, 5/1/2031	4,475,800	3,390,732
LBM Acquisition LLC 9.50%, 6/15/2031 (a)	8,731,000	7,596,407
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	7,724,000	7,526,497
8.25%, 8/1/2031 (a)	6,400,000	6,641,024
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	4,650,000	4,430,752
5.50%, 10/1/2030 (a)	3,123,000	3,066,599
Macy's Retail Holdings LLC 7.38%, 8/1/2033 (a) (b)	5,817,000	5,948,755
Michaels Cos., Inc.:
8.50%, 3/15/2033 (a)	9,251,000	9,008,531
11.00%, 3/15/2034 (a)	4,333,000	4,041,779
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	609,000	565,176
Security Description	Principal Amount	Value
Park River Holdings, Inc.:
8.00%, 3/15/2031 (a)	$9,784,000	$9,741,635
8.75%, 12/31/2030 (a) (b)	697,000	641,798
Penske Automotive Group, Inc. 3.75%, 6/15/2029	2,039,000	1,940,047
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a) (b)	5,577,000	5,569,471
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	11,251,600	11,343,751
10.00%, 9/15/2033 (a)	8,678,000	8,655,611
QVC, Inc. 6.88%, 4/15/2029 (a)	3,164,000	1,346,630
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	16,201,000	16,527,450
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 4/1/2032 (b)	3,241,000	3,319,238
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	2,713,000	2,629,548
4.88%, 11/15/2031 (a) (b)	4,814,000	4,562,180
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	2,478,800	2,155,044
Staples, Inc.:
10.75%, 9/1/2029 (a)	16,115,900	14,967,803
12.75%, 1/15/2030 (a)	6,485,436	4,375,529
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	2,268,000	2,129,743
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,300,000	3,149,718
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	3,165,800	3,018,812
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a) (b)	5,166,000	5,014,326
Yum! Brands, Inc.:
4.63%, 1/31/2032	4,717,000	4,505,726
5.38%, 4/1/2032	4,029,000	3,994,995
		277,807,742
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,365,000	2,355,374
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	6,420,000	6,829,339
Kioxia Holdings Corp.:
6.25%, 7/24/2030 (a)	9,346,000	9,507,873
6.63%, 7/24/2033 (a) (b)	7,833,100	8,028,771
		26,721,357
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 3.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	$14,538,000	$13,580,091
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	5,641,800	5,391,078
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	19,236
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a) (b)	4,828,000	3,591,115
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,137,000	4,400,045
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	32,463,000	31,589,096
6.63%, 8/15/2033 (a) (b)	4,418,000	3,932,859
8.25%, 6/30/2032 (a)	13,649,000	12,971,464
9.00%, 9/30/2029 (a)	26,163,000	25,241,278
CoreWeave, Inc.:
9.00%, 2/1/2031 (a) (b)	10,371,000	9,863,651
9.25%, 6/1/2030 (a) (b)	14,205,000	13,815,499
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	2,997,000	2,507,590
Elastic NV 4.13%, 7/15/2029 (a)	3,306,000	3,101,888
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a) (b)	6,767,000	6,603,712
Fair Isaac Corp.:
6.00%, 5/15/2033 (a)	9,882,000	9,695,724
6.25%, 9/15/2034 (a)	7,684,000	7,551,144
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/2033 (a) (d)	17,644,000	18,273,361
8.75%, 7/1/2034 (a) (d)	14,180,000	14,829,019
Open Text Corp. 3.88%, 12/1/2029 (a)	7,068,000	6,328,687
Open Text Holdings, Inc. 4.13%, 12/1/2031 (a) (b)	4,212,000	3,590,730
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	3,891,000	2,794,010
ROBLOX Corp. 3.88%, 5/1/2030 (a) (b)	4,303,000	4,040,087
Rocket Software, Inc. 9.00%, 11/28/2028 (a)	5,279,000	5,271,082
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	4,182,000	4,194,504
Twilio, Inc. 3.63%, 3/15/2029 (b)	3,401,000	3,249,519
UKG, Inc. 6.88%, 2/1/2031 (a)	15,362,900	15,061,019
		231,487,488
TELECOMMUNICATIONS — 6.5%
Altice Financing SA 5.75%, 8/15/2029 (a)	15,364,000	10,771,854
Security Description	Principal Amount	Value
Altice France Lux 3/Altice Holdings 1 10.00%, 1/15/2033 (a)	$6,094,000	$5,530,305
Altice France SA:
6.50%, 4/15/2032 (a)	9,129,392	8,632,114
6.88%, 10/15/2030 (a)	6,792,298	6,499,346
6.88%, 7/15/2032 (a)	7,747,336	7,342,460
9.50%, 11/1/2029 (a)	7,877,719	7,966,580
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	11,953,000	11,885,227
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	16,934,000	17,448,794
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (c)	9,584,000	9,680,032
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (c)	8,419,000	8,582,497
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	12,622,000	12,853,109
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	2,228,000	2,202,133
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	1,390,000	1,323,906
Cipher Compute LLC 7.13%, 11/15/2030 (a)	11,107,000	11,510,740
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	16,020,000	16,826,287
Connect Holding II LLC 10.50%, 4/3/2031 (a)	12,409,000	12,360,481
EchoStar Corp. 10.75%, 11/30/2029	31,863,000	34,412,040
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	6,527,000	6,230,870
Series 2033, 6.38%, 11/15/2033 (a) (b)	1,401,000	1,380,728
Series 2036, 7.20%, 7/18/2036 (a)	3,067,800	3,055,191
Series 2038, 7.72%, 6/4/2038 (a)	2,348,000	2,350,395
Flash Compute LLC 7.25%, 12/31/2030 (a)	7,614,000	7,680,013
Frontier Communications Holdings LLC:
5.88%, 11/1/2029 (b)	456,765	459,574
6.00%, 1/15/2030 (a)	1,276,000	1,283,911
GCI LLC 4.75%, 10/15/2028 (a)	1,608,700	1,557,157
Iliad Holding SAS:
7.00%, 10/15/2028 (a)	7,033,000	7,075,901
7.00%, 4/15/2032 (a)	7,463,000	7,478,374
8.50%, 4/15/2031 (a)	7,855,000	8,224,499
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Level 3 Financing, Inc.:
6.88%, 6/30/2033 (a)	$16,652,452	$16,956,692
7.00%, 3/31/2034 (a)	17,000,214	17,405,839
8.50%, 1/15/2036 (a)	12,641,500	13,187,234
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (b) (c)	1,505,000	1,485,856
5 yr. CMT + 2.84%, 6.88%, 7/31/2056 (c)	5,100,000	5,116,422
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (c)	8,406,000	8,429,705
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (b) (c)	8,858,000	8,993,970
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	27,852,000	27,600,496
TELUS Corp.:
5 yr. CMT + 2.69%, 6.38%, 6/9/2056 (c)	7,031,000	6,949,862
5 yr. CMT + 2.52%, 6.63%, 6/9/2056 (c)	1,900,000	1,847,199
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (c)	6,472,000	6,453,684
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (c)	5,702,000	5,788,214
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	475
3.38%, 4/15/2029	84,700	82,110
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	3,765,000	3,745,460
8.63%, 6/15/2032 (a) (b)	5,467,000	5,658,509
Series FEB, 8.63%, 6/15/2032 (a)	175,000	177,986
Uniti Services LLC 7.50%, 10/15/2033 (a)	9,020,000	9,374,666
Viasat, Inc. 7.50%, 5/30/2031 (a) (b)	6,637,000	6,559,214
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/2031 (a)	11,208,000	9,642,130
6.75%, 1/15/2033 (a)	7,406,000	6,619,113
7.75%, 4/15/2032 (a)	5,443,000	5,218,748
Vodafone Group PLC 5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	6,713,300	6,137,970
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a) (b)	16,088,000	16,851,215
WULF Compute LLC 7.75%, 10/15/2030 (a)	23,603,000	24,941,762
Zegona Finance PLC 8.63%, 7/15/2029 (a)	6,321,000	6,635,596
		454,464,645
Security Description	Principal Amount	Value
TRANSPORTATION — 0.6%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	$2,747,700	$2,836,396
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	5,001,100	1,266,428
Danaos Corp. 6.88%, 10/15/2032 (a)	5,143,000	5,228,785
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	3,950,000	3,774,304
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	4,170,000	4,217,246
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	5,152,000	5,300,738
Seaspan Corp. 5.50%, 8/1/2029 (a)	6,021,000	5,681,175
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	4,386,800	4,080,865
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	4,204,000	4,363,836
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	4,390,000	4,513,271
XPO, Inc. 7.13%, 2/1/2032 (a)	2,490,000	2,569,257
		43,832,301
TRUCKING & LEASING — 0.4%
FTAI Aviation Investors LLC:
5.50%, 5/1/2028 (a)	5,145,000	5,143,148
5.88%, 4/15/2033 (a)	5,558,000	5,452,509
7.00%, 5/1/2031 (a)	4,252,600	4,353,642
7.00%, 6/15/2032 (a)	6,904,800	7,083,565
7.88%, 12/1/2030 (a)	4,978,501	5,195,912
		27,228,776
TOTAL CORPORATE BONDS & NOTES (Cost $7,023,144,977)		6,836,091,178

	Shares
COMMON STOCKS — 0.0% *
ELECTRICAL EQUIPMENT — 0.0% *
Luxco Co. Ltd. (f) (g)	139,111	2,348,156
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (f) (g)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Gulfport Energy Corp. (g)	37	7,828
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (f) (g)	12,924	1,137,312
Par Health, Inc. (f) (g)	12,924	116,317
		1,253,629
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Diebold Nixdorf, Inc. (g)	1,959	$147,787
TOTAL COMMON STOCKS (Cost $3,646,755)		3,878,229

Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
MEDIA — 0.1%
Radiate Holdco LLC 2025 FLFO Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.28%, 9/25/2029 (c) (Cost $5,815,025)	$6,141,956	5,484,244

	Shares
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (h) (i)	56,118,465	56,118,465
State Street Navigator Securities Lending Portfolio II (j) (k)	440,330,780	440,330,780
TOTAL SHORT-TERM INVESTMENTS (Cost $496,449,245)		496,449,245
TOTAL INVESTMENTS — 105.2% (Cost $7,529,056,002)		7,341,902,896
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(363,149,693)
NET ASSETS — 100.0%		$6,978,753,203

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 86.6% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $3,722,614,
representing 0.05% of the Fund's net assets.

(g)	Non-income producing security.
(h)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(i)	The rate shown is the annualized seven-day yield at March 31, 2026.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,836,091,178	$—	$6,836,091,178
Common Stocks	155,615	—	3,722,614	3,878,229
Senior Floating Rate Loans	—	5,484,244	—	5,484,244
Short-Term Investments	496,449,245	—	—	496,449,245
TOTAL INVESTMENTS	$496,604,860	$6,841,575,422	$3,722,614	$7,341,902,896
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	63,124,398	$63,124,398	$1,123,127,741	$1,130,133,674	$—	$—	56,118,465	$56,118,465	$846,701
State Street Navigator Securities Lending Portfolio II	634,582,775	634,582,775	887,613,513	1,081,865,508	—	—	440,330,780	440,330,780	3,458,750
Total		$697,707,173	$2,010,741,254	$2,211,999,182	$—	$—		$496,449,245	$4,305,451
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AUSTRALIA — 1.1%
Australia & New Zealand Banking Group Ltd. Series MTN, 4.95%, 2/5/2029	AUD	200,000	$135,561
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	300,000	316,577
Commonwealth Bank of Australia:
Series MTN, 4.90%, 8/17/2028	AUD	200,000	135,749
Series MTN, 5.03%, 1/15/2031	AUD	400,000	268,963
National Australia Bank Ltd.:
Series GMTN, 1.38%, 8/30/2028	EUR	396,000	436,923
Series GMTN, 2.13%, 5/24/2028	EUR	400,000	450,746
Series EMTN, 3.13%, 2/28/2030	EUR	600,000	683,609
Series MTN, 4.85%, 3/22/2029	AUD	200,000	135,028
Series MTN, 5.10%, 10/16/2035	AUD	400,000	259,769
Scentre Group Trust 1 Series MTN, 5.35%, 9/18/2035	AUD	600,000	385,010
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	450,000	530,456
Westpac Banking Corp.:
Series MTN, 4.50%, 10/30/2030	AUD	250,000	164,607
Series MTN, 5.00%, 1/15/2029	AUD	500,000	339,402
Series MTN, 5.10%, 5/14/2029	AUD	500,000	340,132
Series MTN, 5.14%, 2/12/2031	AUD	900,000	607,164
			5,189,696
BELGIUM — 1.9%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	300,000	338,006
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	214,627
Series EMTN, 1.65%, 3/28/2031	EUR	700,000	737,830
Series EMTN, 2.00%, 3/17/2028	EUR	1,320,000	1,490,407
Series EMTN, 2.75%, 3/17/2036	EUR	1,050,000	1,101,439
Series EMTN, 2.88%, 4/2/2032	EUR	600,000	666,258
Security Description		Principal Amount	Value
Series EMTN, 3.38%, 5/19/2033	EUR	500,000	$565,105
Series EMTN, 3.45%, 9/22/2031	EUR	400,000	459,947
Series EMTN, 3.70%, 4/2/2040	EUR	550,000	595,953
Series EMTN, 3.75%, 3/22/2037	EUR	800,000	897,820
Series EMTN, 3.88%, 5/19/2038	EUR	500,000	559,779
Series EMTN, 3.95%, 3/22/2044	EUR	550,000	590,642
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 3.38%, 1/15/2033 (a)	EUR	400,000	450,770
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (a)	EUR	300,000	354,393
			9,022,976
CANADA — 1.3%
Bank of Montreal:
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.75%, 7/10/2030 (a)	EUR	373,000	432,201
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.25%, 1/9/2032 (a)	EUR	500,000	564,855
Bank of Nova Scotia Series EMTN, 3.50%, 4/17/2029	EUR	200,000	231,545
Canadian Imperial Bank of Commerce Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.25%, 7/16/2031 (a)	EUR	779,000	880,382
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	500,000	555,866
Toronto-Dominion Bank:
Series EMTN, 1.95%, 4/8/2030	EUR	700,000	758,255
Series EMTN, 2.55%, 8/3/2027	EUR	450,000	514,612
Series EMTN, 2.88%, 4/5/2027	GBP	300,000	387,440
Series EMTN, 3.13%, 8/3/2032	EUR	500,000	556,427
Series GMTN, 3.36%, 9/22/2032	EUR	400,000	449,014
Series GMTN, 3.56%, 4/16/2031	EUR	350,000	400,482
Series EMTN, 3.63%, 12/13/2029	EUR	300,000	346,954
			6,078,033
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
CHINA — 0.1%
Prosus NV 1.29%, 7/13/2029	EUR	450,000	$478,307
DENMARK — 1.5%
Carlsberg Breweries AS:
Series EMTN, 3.00%, 8/28/2029	EUR	500,000	567,570
Series EMTN, 3.25%, 2/28/2032	EUR	350,000	393,577
Series EMTN, 3.50%, 2/28/2035	EUR	550,000	609,546
Danske Bank AS:
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (a)	EUR	350,000	412,477
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (a)	EUR	500,000	597,286
DSV Finance BV:
Series EMTN, 3.13%, 11/6/2028	EUR	400,000	458,393
Series EMTN, 3.25%, 11/6/2030	EUR	700,000	796,709
Novo Nordisk Finance Netherlands BV:
Series EMTN, 2.38%, 5/27/2028	EUR	800,000	906,841
Series EMTN, 2.88%, 8/27/2030	EUR	300,000	338,571
Series EMTN, 3.13%, 1/21/2029	EUR	200,000	229,691
Series EMTN, 3.25%, 1/21/2031	EUR	500,000	571,192
Series EMTN, 3.38%, 5/21/2034	EUR	700,000	782,402
Series EMTN, 3.63%, 5/27/2037	EUR	400,000	445,289
			7,109,544
FINLAND — 0.8%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	600,000	673,274
Series EMTN, 0.50%, 11/2/2028	EUR	500,000	535,502
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	112,050
Series EMTN, 2.50%, 5/23/2029	EUR	200,000	224,690
Series EMTN, 2.75%, 5/2/2030	EUR	400,000	450,344
3.38%, 6/11/2029	EUR	300,000	347,330
Series EMTN, 3.63%, 3/15/2034	EUR	300,000	341,060
Series EMTN, 4.13%, 5/5/2028	EUR	550,000	644,026
Security Description		Principal Amount	Value
OP Corporate Bank PLC Series EMTN, 0.10%, 11/16/2027	EUR	300,000	$329,542
			3,657,818
FRANCE — 20.9%
Abertis France SAS Series EMTN, 1.48%, 1/18/2031	EUR	300,000	311,132
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	300,000	331,546
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	550,000	592,953
Series EMTN, 2.38%, 4/7/2032	EUR	400,000	433,829
Series EMTN, 2.38%, 6/9/2040	EUR	200,000	187,585
Autoroutes du Sud de la France SA:
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	213,014
Series EMTN, 1.38%, 2/21/2031	EUR	500,000	520,246
Ayvens SA:
3.88%, 1/24/2028	EUR	400,000	465,437
Series EMTN, 4.88%, 10/6/2028	EUR	400,000	475,612
Banque Federative du Credit Mutuel SA:
0.25%, 7/19/2028	EUR	600,000	643,946
Series EMTN, 0.63%, 11/3/2028	EUR	100,000	107,294
Series EMTN, 0.63%, 2/21/2031	EUR	600,000	594,793
Series EMTN, 0.75%, 1/17/2030	EUR	100,000	103,668
Series EMTN, 1.13%, 1/19/2032	EUR	400,000	396,391
Series EMTN, 1.25%, 5/26/2027	EUR	300,000	339,231
1.25%, 6/3/2030	EUR	400,000	417,417
Series EMTN, 1.38%, 7/16/2028	EUR	200,000	221,618
Series EMTN, 1.75%, 3/15/2029	EUR	800,000	877,470
Series EMTN, 2.63%, 11/6/2029	EUR	300,000	334,248
Series EMTN, 3.00%, 5/7/2030	EUR	600,000	677,296
Series EMTN, 3.13%, 9/14/2027	EUR	500,000	576,514
Series EMTN, 3.13%, 3/11/2031	EUR	300,000	337,128
Series EMTN, 3.25%, 10/17/2031	EUR	400,000	450,313
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.63%, 3/7/2035	EUR	300,000	$333,615
Series EMTN, 3.75%, 2/1/2033	EUR	700,000	801,335
Series EMTN, 3.75%, 2/3/2034	EUR	300,000	341,564
Series EMTN, 3.88%, 1/26/2028	EUR	600,000	698,423
Series EMTN, 4.13%, 3/13/2029	EUR	700,000	822,802
Series EMTN, 4.13%, 6/14/2033	EUR	500,000	585,832
Series EMTN, 4.38%, 5/2/2030	EUR	700,000	827,128
Series EMTN, 4.50%, 10/22/2030	GBP	200,000	255,322
Series EMTN, 4.75%, 11/10/2031	EUR	700,000	841,627
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.50%, 7/21/2033 (a)	EUR	400,000	446,719
BNP Paribas SA:
Series EMTN, 0.63%, 12/3/2032	EUR	500,000	464,346
Series EMTN, 1.25%, 7/13/2031	GBP	300,000	320,085
Series EMTN, 1.38%, 5/28/2029	EUR	500,000	539,620
Series EMTN, 1.50%, 5/23/2028	EUR	240,000	266,264
Series EMTN, 1.50%, 5/25/2028	EUR	300,000	332,960
1.88%, 12/14/2027	GBP	100,000	124,882
Series EMTN, 2.10%, 4/7/2032	EUR	600,000	623,856
Series EMTN, 3.63%, 9/1/2029	EUR	400,000	461,913
Series EMTN, 4.10%, 2/13/2034	EUR	500,000	579,081
Series EMTN, 4.13%, 5/24/2033	EUR	400,000	471,024
Series EMTN, 5.75%, 6/13/2032	GBP	500,000	662,130
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (a)	EUR	700,000	740,610
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (a)	EUR	600,000	664,452
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (a)	EUR	700,000	770,312
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (a)	EUR	300,000	348,510
Series EMTN, 3 mo. EUR EURIBOR + 0.80%, 2.88%, 5/6/2030 (a)	EUR	700,000	792,930
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (a)	EUR	600,000	$633,190
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (a)	EUR	700,000	816,872
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (a)	EUR	500,000	589,449
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.49%, 9/17/2033 (a)	EUR	600,000	670,070
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.74%, 4/20/2034 (a)	EUR	500,000	563,063
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.58%, 1/15/2031 (a)	EUR	500,000	573,704
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (a)	EUR	400,000	457,239
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (a)	EUR	400,000	468,995
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.38%, 1/13/2029 (a)	EUR	700,000	819,870
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 3.98%, 5/6/2036 (a)	EUR	800,000	903,651
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (a)	EUR	600,000	718,651
Series EMTN, 5 yr. U.K. Government Bond + 1.55%, 6.00%, 8/18/2029 (a)	GBP	500,000	672,671
Bouygues SA:
0.50%, 2/11/2030	EUR	300,000	310,490
1.13%, 7/24/2028	EUR	200,000	218,961
1.38%, 6/7/2027	EUR	100,000	113,262
2.25%, 6/29/2029	EUR	600,000	667,269
3.25%, 6/30/2037	EUR	400,000	432,480
3.88%, 7/17/2031	EUR	500,000	583,231
4.63%, 6/7/2032 (b)	EUR	700,000	846,654
5.38%, 6/30/2042	EUR	300,000	375,463
BPCE SA:
0.25%, 1/14/2031	EUR	800,000	789,680
Series EMTN, 0.75%, 3/3/2031	EUR	400,000	398,908
Series EMTN, 1.00%, 10/5/2028	EUR	100,000	109,649
Series EMTN, 1.00%, 1/14/2032	EUR	700,000	688,642
Series EMTN, 1.75%, 4/26/2027	EUR	400,000	455,181
Series EMTN, 3.50%, 1/25/2028	EUR	500,000	578,376
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.88%, 1/11/2029 (b)	EUR	400,000	$464,927
Series EMTN, 3.88%, 1/25/2036	EUR	200,000	229,253
Series EMTN, 4.00%, 11/29/2032	EUR	600,000	701,159
Series EMTN, 4.38%, 7/13/2028	EUR	300,000	352,295
Series EMTN, 4.50%, 1/13/2033	EUR	700,000	823,539
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.38%, 12/19/2031 (a)	EUR	500,000	562,801
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.63%, 10/1/2033 (a)	EUR	100,000	111,945
Series EMTN, 3 mo. EUR EURIBOR + 1.27%, 4.13%, 2/27/2039 (a)	EUR	500,000	555,403
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 3.88%, 2/26/2036 (a)	EUR	600,000	669,985
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.13%, 3/8/2033 (a)	EUR	500,000	577,347
Series EMTN, 3 mo. EUR EURIBOR + 1.47%, 4.00%, 1/20/2034 (a)	EUR	400,000	455,967
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.63%, 3/2/2030 (a)	EUR	400,000	473,107
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.25%, 1/11/2035 (a)	EUR	400,000	462,157
Capgemini SE:
2.00%, 4/15/2029	EUR	700,000	768,874
2.38%, 4/15/2032	EUR	600,000	634,073
3.13%, 9/25/2031	EUR	200,000	222,753
3.50%, 9/25/2034	EUR	400,000	438,838
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	400,000	424,266
Series EMTN, 3.38%, 4/8/2030	EUR	400,000	457,813
Series EMTN, 3.63%, 4/8/2034	EUR	300,000	338,430
Series EMTN, 3.88%, 11/29/2030	EUR	400,000	466,000
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	400,000	428,623
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	300,000	328,272
Series EMTN, 0.38%, 4/20/2028	EUR	400,000	434,063
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	195,738
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 7/3/2029	EUR	500,000	$535,512
Series EMTN, 1.13%, 2/24/2029	EUR	300,000	326,213
Series EMTN, 1.13%, 7/12/2032	EUR	100,000	97,797
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	226,601
Series EMTN, 1.75%, 3/5/2029	EUR	800,000	877,847
Series EMTN, 2.50%, 8/29/2029	EUR	300,000	336,576
Series EMTN, 3.13%, 2/26/2032	EUR	400,000	448,212
Series EMTN, 3.38%, 7/28/2027	EUR	400,000	462,767
3.50%, 9/26/2034	EUR	400,000	443,654
Series EMTN, 3.75%, 1/22/2034	EUR	900,000	1,030,756
Series EMTN, 3.75%, 5/27/2035	EUR	200,000	223,957
Series EMTN, 3.88%, 4/20/2031	EUR	700,000	817,638
Series EMTN, 3.88%, 11/28/2034	EUR	700,000	804,939
Series EMTN, 3.88%, 2/16/2038	EUR	400,000	441,710
Series EMTN, 4.00%, 1/18/2033	EUR	300,000	350,862
Series EMTN, 4.13%, 3/7/2030	EUR	300,000	354,727
Series EMTN, 4.13%, 2/26/2036	EUR	800,000	920,745
Series EMTN, 4.38%, 11/27/2033	EUR	400,000	472,025
4.88%, 10/23/2029	GBP	300,000	392,299
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (a)	EUR	400,000	428,691
Series EMTN, 3 mo. EUR EURIBOR + 0.82%, 3.13%, 7/3/2031 (a)	EUR	700,000	786,161
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.25%, 8/25/2032 (a)	EUR	500,000	559,332
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (a)	EUR	500,000	585,657
Series EMTN, 1 yr. U.K. Government Bond + 1.20%, 5.50%, 7/31/2032 (a)	GBP	200,000	263,202
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	300,000	346,642
Danone SA Series EMTN, 1.21%, 11/3/2028	EUR	300,000	328,414
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	$207,630
Engie SA:
Series EMTN, 0.50%, 10/24/2030	EUR	300,000	302,000
Series EMTN, 3.63%, 1/11/2030	EUR	500,000	580,404
Series EMTN, 4.00%, 1/11/2035	EUR	400,000	460,327
Series EMTN, 5.00%, 10/1/2060	GBP	450,000	465,812
EssilorLuxottica SA:
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	331,361
Series EMTN, 0.50%, 6/5/2028	EUR	300,000	327,822
0.75%, 11/27/2031	EUR	400,000	397,370
Series EMTN, 2.63%, 1/10/2030	EUR	600,000	674,979
Series EMTN, 2.88%, 3/5/2029	EUR	600,000	686,409
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	500,000	553,047
Kering SA:
Series EMTN, 3.38%, 3/11/2032	EUR	400,000	448,463
Series EMTN, 3.63%, 9/5/2031	EUR	100,000	114,228
Series EMTN, 3.88%, 9/5/2035	EUR	800,000	896,262
L'Oreal SA:
Series EMTN, 2.75%, 11/19/2030	EUR	400,000	451,962
Series EMTN, 2.88%, 5/19/2028	EUR	500,000	573,550
Series EMTN, 3.38%, 1/19/2036	EUR	300,000	336,063
LVMH Moet Hennessy Louis Vuitton SE:
0.38%, 2/11/2031	EUR	300,000	299,358
Series EMTN, 2.63%, 3/7/2029	EUR	500,000	567,129
Series EMTN, 3.25%, 9/7/2029	EUR	400,000	460,541
Series EMTN, 3.50%, 9/7/2033	EUR	800,000	917,205
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	700,000	663,230
Series EMTN, 0.63%, 12/16/2033	EUR	800,000	727,989
Series EMTN, 1.38%, 3/20/2028	EUR	500,000	557,765
Series EMTN, 1.38%, 1/16/2030	EUR	200,000	214,177
Security Description		Principal Amount	Value
Series EMTN, 1.88%, 9/12/2030	EUR	300,000	$322,993
Series EMTN, 2.00%, 1/15/2029	EUR	400,000	446,601
Series EMTN, 3.13%, 11/13/2031	EUR	200,000	224,938
Series EMTN, 3.25%, 1/15/2032	GBP	300,000	354,499
Series EMTN, 3.50%, 11/13/2034	EUR	300,000	334,408
Series EMTN, 3.75%, 9/4/2037	EUR	300,000	333,375
Series EMTN, 3.75%, 5/13/2038	EUR	700,000	771,304
Series 55, 8.13%, 1/28/2033	EUR	536,000	782,041
Pernod Ricard SA 1.75%, 4/8/2030	EUR	100,000	107,869
Societe Generale SA:
Series EMTN, 0.13%, 2/18/2028	EUR	800,000	871,068
Series EMTN, 0.25%, 7/8/2027	EUR	500,000	556,428
1.25%, 6/12/2030	EUR	300,000	313,126
Series EMTN, 1.75%, 3/22/2029	EUR	500,000	545,937
Series EMTN, 2.13%, 9/27/2028	EUR	200,000	223,170
Series EMTN, 2.63%, 5/30/2029	EUR	200,000	226,449
Series EMTN, 4.00%, 11/16/2027	EUR	200,000	233,563
4.13%, 6/2/2027	EUR	200,000	233,445
Series EMTN, 4.13%, 11/21/2028	EUR	400,000	471,208
Series EMTN, 4.25%, 11/16/2032	EUR	400,000	477,553
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (a)	EUR	700,000	754,934
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (a)	EUR	100,000	111,187
Series EMTN, 3 mo. EUR EURIBOR + 1.08%, 3.50%, 3/1/2032 (a)	EUR	800,000	902,238
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 4.00%, 2/4/2037 (a)	EUR	400,000	448,073
3 mo. EUR EURIBOR + 1.35%, 3.63%, 11/13/2030 (a)	EUR	400,000	458,888
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 3.38%, 5/14/2030 (a)	EUR	700,000	799,285
Series EMTN, 3 mo. EUR EURIBOR + 1.40%, 3.75%, 9/2/2033 (a)	EUR	300,000	338,193
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.45%, 3.75%, 7/15/2031 (a)	EUR	500,000	$574,133
3 mo. EUR EURIBOR + 1.50%, 4.75%, 9/28/2029 (a)	EUR	400,000	474,177
Series EMTN, 3 mo. EUR EURIBOR + 1.73%, 4.13%, 5/14/2036 (a)	EUR	400,000	456,728
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (a)	EUR	600,000	702,151
3 mo. EUR EURIBOR + 1.90%, 4.88%, 11/21/2031 (a)	EUR	400,000	481,056
Suez SACA:
Series EMTN, 2.88%, 5/24/2034	EUR	400,000	420,529
Series EMTN, 5.00%, 11/3/2032	EUR	700,000	851,363
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	700,000	774,518
TotalEnergies Capital International SA:
Series EMTN, 0.75%, 7/12/2028	EUR	300,000	326,003
Series EMTN, 1.38%, 10/4/2029	EUR	100,000	107,876
Series EMTN, 1.49%, 4/8/2027	EUR	500,000	568,281
Series EMTN, 1.62%, 5/18/2040	EUR	600,000	498,879
Series EMTN, 1.99%, 4/8/2032	EUR	700,000	740,053
Series EMTN, 3.08%, 7/1/2031	EUR	500,000	564,678
Series EMTN, 3.16%, 3/3/2033	EUR	600,000	670,721
Series EMTN, 3.65%, 7/1/2035	EUR	700,000	789,473
Series EMTN, 3.85%, 3/3/2045	EUR	200,000	209,567
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	300,000	336,580
Series EMTN, 1.38%, 12/4/2031	EUR	300,000	298,846
Vinci SA:
Series EMTN, 1.63%, 1/18/2029	EUR	400,000	440,548
Series EMTN, 1.75%, 9/26/2030	EUR	400,000	427,793
			97,194,067
Security Description		Principal Amount	Value
GERMANY — 9.6%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	300,000	$335,091
Amprion GmbH:
3.97%, 9/22/2032	EUR	600,000	699,371
Series EMTN, 4.07%, 1/15/2038	EUR	300,000	339,360
Aroundtown SA:
Series EMTN, 0.38%, 4/15/2027	EUR	400,000	447,255
Series EMTN, 3.50%, 5/13/2030	EUR	400,000	441,383
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	334,713
0.88%, 11/15/2027	EUR	600,000	667,018
1.50%, 3/17/2031	EUR	400,000	419,775
Bayer AG:
0.38%, 1/12/2029	EUR	600,000	633,943
0.63%, 7/12/2031	EUR	400,000	390,749
1.13%, 1/6/2030	EUR	800,000	836,608
Series EMTF, 1.38%, 7/6/2032	EUR	300,000	296,775
Series EMTN, 4.63%, 5/26/2033	EUR	650,000	775,466
Bayer Capital Corp. BV 2.13%, 12/15/2029	EUR	400,000	435,761
BMW Finance NV:
Series EMTN, 1.50%, 2/6/2029	EUR	350,000	384,397
Series EMTN, 2.63%, 5/20/2028	EUR	650,000	739,340
Series EMTN, 2.63%, 1/27/2029	EUR	200,000	226,032
BMW International Investment BV:
Series EMTN, 3.00%, 8/27/2027	EUR	450,000	518,287
Series EMTN, 3.13%, 7/22/2029	EUR	400,000	457,020
BMW U.S. Capital LLC:
Series EMTN, 3.00%, 11/2/2027	EUR	400,000	460,600
Series EMTN, 3.38%, 2/2/2034	EUR	250,000	277,401
Commerzbank AG Series EMTN, 3 mo. EUR EURIBOR + 0.80%, 3.13%, 9/3/2031 (a)	EUR	200,000	224,024
Deutsche Bank AG:
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (a)	EUR	200,000	204,523
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (a)	EUR	700,000	748,842
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 2.63%, 8/13/2028 (a)	EUR	200,000	$227,969
Series EMTN, 3 mo. EUR EURIBOR + 0.70%, 3.00%, 2/7/2031 (a)	EUR	300,000	337,692
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.00%, 6/16/2029 (a)	EUR	500,000	568,279
Series EMTN, 3 mo. EUR EURIBOR + 1.25%, 3.38%, 2/13/2031 (a)	EUR	600,000	678,530
3 mo. EUR EURIBOR + 1.25%, 3.75%, 1/15/2030 (a)	EUR	600,000	694,875
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 4/4/2030 (a)	EUR	400,000	465,404
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.50%, 7/12/2035 (a)	EUR	400,000	467,773
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (a)	EUR	600,000	715,985
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (a)	GBP	500,000	673,734
Deutsche Boerse AG 3.88%, 9/28/2033	EUR	300,000	351,109
Deutsche Post AG Series EMTN, 3.50%, 3/25/2036	EUR	300,000	336,843
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	300,000	335,863
Series EMTN, 1.75%, 3/25/2031	EUR	200,000	214,600
Series EMTN, 3.63%, 2/3/2045	EUR	400,000	414,097
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	750,000	837,177
Series EMTN, 2.00%, 12/1/2029	EUR	170,000	188,069
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	550,000	597,838
Series EMTN, 5.88%, 10/30/2037	GBP	300,000	387,319
Series EMTN, 6.13%, 7/6/2039	GBP	350,000	455,275
Series 11024, 6.25%, 6/3/2030	GBP	300,000	412,699
Series 4, 6.38%, 6/7/2032	GBP	440,000	608,409
Security Description		Principal Amount	Value
Series EMTN, 6.75%, 1/27/2039	GBP	300,000	$411,831
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	400,000	443,389
Series EMTN, 3.88%, 1/12/2035	EUR	400,000	461,323
Series EMTN, 4.13%, 3/25/2044	EUR	300,000	336,242
Eurogrid GmbH Series EMTN, 3.73%, 10/18/2035	EUR	400,000	447,487
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	500,000	539,099
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	350,000	360,620
Series EMTN, 0.75%, 3/11/2033	EUR	450,000	427,403
Series EMTN, 1.00%, 11/15/2027	EUR	600,000	668,120
Series EMTN, 1.13%, 11/6/2031	EUR	100,000	101,297
Series EMTN, 1.38%, 5/11/2028	EUR	800,000	885,337
Series EMTN, 1.50%, 7/3/2029	EUR	350,000	381,040
Series EMTN, 2.13%, 7/3/2037	EUR	600,000	572,746
Mercedes-Benz International Finance BV:
Series EMTN, 0.63%, 5/6/2027	EUR	316,000	354,511
Series EMTN, 3.25%, 11/15/2030	EUR	484,000	553,443
Series EMTN, 3.70%, 5/30/2031	EUR	300,000	348,611
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030	EUR	700,000	806,157
Series EMTN, 4.00%, 6/2/2035	EUR	200,000	228,441
Series EMTN, 4.38%, 6/2/2043	EUR	600,000	659,983
RWE AG Series EMTN, 2.75%, 5/24/2030	EUR	340,000	383,356
SAP SE:
1.25%, 3/10/2028	EUR	500,000	557,425
1.63%, 3/10/2031 (b)	EUR	600,000	635,173
Siemens Financieringsmaatschappij NV:
0.13%, 9/5/2029	EUR	100,000	104,052
Series EMTN, 0.25%, 2/20/2029	EUR	200,000	211,941
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.50%, 9/5/2034	EUR	100,000	$91,586
Series EMTN, 1.38%, 9/6/2030	EUR	400,000	428,997
Series EMTN, 2.63%, 5/27/2029	EUR	400,000	453,638
Series EMTN, 2.88%, 3/10/2028	EUR	400,000	460,064
Series EMTN, 3.00%, 11/22/2028	EUR	400,000	459,321
Series EMTN, 3.00%, 9/8/2033	EUR	500,000	556,833
Series EMTN, 3.13%, 5/22/2032	EUR	600,000	678,166
Series EMTN, 3.38%, 8/24/2031	EUR	600,000	691,642
3.38%, 2/22/2037	EUR	400,000	438,132
Series EMTN, 3.63%, 5/27/2036	EUR	600,000	680,060
3.63%, 2/22/2044	EUR	600,000	629,006
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029	EUR	400,000	422,254
Volkswagen Bank GmbH Series EMTN, 3.13%, 12/10/2029	EUR	200,000	225,860
Volkswagen Financial Services AG:
Series EMTN, 0.88%, 1/31/2028	EUR	500,000	550,090
3.25%, 5/19/2027	EUR	300,000	345,809
3.63%, 5/19/2029	EUR	500,000	573,407
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	500,000	540,051
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	106,603
3.25%, 11/18/2030	EUR	500,000	558,833
4.13%, 11/16/2038	EUR	500,000	550,658
Volkswagen Leasing GmbH Series EMTN, 3.88%, 10/11/2028	EUR	550,000	639,000
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028	EUR	400,000	427,017
Series EMTN, 0.63%, 12/14/2029	EUR	400,000	413,763
Series EMTN, 0.75%, 9/1/2032	EUR	400,000	377,120
1.00%, 6/16/2033	EUR	400,000	371,010
Wintershall Dea Finance BV:
1.33%, 9/25/2028	EUR	300,000	324,483
1.82%, 9/25/2031	EUR	600,000	609,652
			44,745,355
Security Description		Principal Amount	Value
IRELAND — 0.1%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (a)	EUR	450,000	$512,812
Flutter Treasury DAC 6.13%, 6/4/2031	GBP	100,000	127,522
			640,334
ITALY — 4.8%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	500,000	532,384
Series EMTN, 2.38%, 11/25/2033	EUR	550,000	556,359
Autostrade per l'Italia SpA:
2.00%, 12/4/2028	EUR	500,000	553,246
2.00%, 1/15/2030	EUR	450,000	488,400
ENEL Finance International NV:
Series EMTN, 0.25%, 6/17/2027 (c)	EUR	300,000	334,429
Series EMTN, 0.38%, 6/17/2027	EUR	300,000	334,974
Series EMTN, 0.63%, 5/28/2029 (c)	EUR	450,000	476,054
Series EMTN, 0.75%, 6/17/2030 (c)	EUR	550,000	565,597
Series EMTN, 0.88%, 9/28/2034	EUR	450,000	402,788
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	167,808
Series EMTN, 2.88%, 4/11/2029	GBP	500,000	618,346
Series EMTN, 3.88%, 3/9/2029	EUR	400,000	467,934
Series EMTN, 3.88%, 1/23/2035	EUR	600,000	682,320
Series EMTN, 5.75%, 9/14/2040	GBP	415,000	516,674
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	400,000	433,281
Series EMTN, 0.63%, 1/23/2030	EUR	400,000	416,348
Series EMTN, 2.00%, 5/18/2031	EUR	150,000	161,801
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	582,450
Series EMTN, 3.88%, 1/15/2034	EUR	250,000	288,700
Series EMTN, 4.25%, 5/19/2033	EUR	700,000	830,609
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	500,000	549,008
Series EMTN, 1.75%, 3/20/2028	EUR	750,000	838,467
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.75%, 7/4/2029	EUR	100,000	$109,544
Series EMTN, 3.63%, 10/16/2030	EUR	100,000	115,833
Series EMTN, 4.75%, 9/6/2027	EUR	500,000	588,832
Series EMTN, 4.88%, 5/19/2030	EUR	520,000	629,782
Series EMTN, 5.13%, 8/29/2031	EUR	500,000	617,139
Series EMTN, 6.63%, 5/31/2033	GBP	200,000	278,969
Series EMTN, 3 mo. EUR EURIBOR + 1.48%, 3.85%, 9/16/2032 (a)	EUR	726,000	835,443
Italgas SpA Series EMTN, 3.13%, 2/8/2029	EUR	450,000	514,686
Nexi SpA 2.13%, 4/30/2029	EUR	200,000	218,273
Snam SpA:
Series EMTN, 3.25%, 7/1/2032	EUR	400,000	448,317
Series EMTN, 3.88%, 2/19/2034	EUR	382,000	438,196
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	100,000	112,730
UniCredit SpA:
Series EMTN, 0.85%, 1/19/2031	EUR	382,000	388,494
Series EMTN, 3.73%, 6/10/2035	EUR	200,000	225,515
Series EMTN, 4.00%, 3/5/2034	EUR	500,000	576,806
4.20%, 6/11/2034	EUR	350,000	404,010
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (a)	EUR	500,000	543,879
Series EMTN, 3 mo. EUR EURIBOR + 0.55%, 2.88%, 7/15/2030 (a)	EUR	400,000	452,111
Series EMTN, 3 mo. EUR EURIBOR + 0.90%, 3.20%, 9/22/2031 (a)	EUR	400,000	449,084
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.10%, 6/10/2031 (a)	EUR	400,000	452,238
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.30%, 7/16/2029 (a)	EUR	750,000	859,998
Series EMTN, 3 mo. EUR EURIBOR + 1.40%, 3.80%, 1/16/2033 (a)	EUR	500,000	571,147
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (a)	EUR	650,000	761,889
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.30%, 1/23/2031 (a)	EUR	300,000	352,820
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (a)	EUR	225,000	$265,804
Unipol Assicurazioni SpA Series EMTN, 3.25%, 9/23/2030	EUR	300,000	346,114
			22,355,630
JAPAN — 2.1%
Mitsubishi UFJ Financial Group, Inc.:
Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.56%, 9/5/2032 (a)	EUR	400,000	456,471
Series EMTN, 3 mo. EUR EURIBOR + 1.34%, 3.87%, 6/10/2036 (a)	EUR	500,000	568,590
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	350,000	354,929
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (a)	EUR	700,000	751,940
NTT Finance Corp.:
0.34%, 3/3/2030	EUR	400,000	409,789
Series 18, 0.38%, 9/20/2030	JPY	200,000,000	1,160,677
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	557,603
Series 32, 0.97%, 6/20/2029	JPY	100,000,000	609,303
2.91%, 3/16/2029	EUR	500,000	568,847
3.68%, 7/16/2033	EUR	600,000	683,450
4.09%, 7/16/2037	EUR	400,000	456,919
Panasonic Holdings Corp. Series 24, 0.71%, 9/14/2028	JPY	100,000,000	611,607
Sumitomo Mitsui Banking Corp. Series EMTN, 3.54%, 4/2/2030 (d)	EUR	350,000	403,964
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	500,000	522,402
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 3.96%, 4/2/2034 (a) (d)	EUR	500,000	574,245
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	600,000	600,396
2.00%, 7/9/2040	EUR	200,000	172,794
3.00%, 11/21/2030	EUR	500,000	561,914
			10,025,840
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	300,000	$316,452
NETHERLANDS — 4.4%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	500,000	520,154
1.00%, 6/2/2033	EUR	200,000	188,422
Series EMTN, 1.25%, 1/20/2034	EUR	100,000	94,321
Series EMTN, 2.63%, 1/16/2029	EUR	400,000	453,188
Series EMTN, 2.75%, 6/4/2029	EUR	600,000	681,395
Series EMTN, 3.13%, 1/21/2030	EUR	400,000	458,930
Series EMTN, 3.88%, 1/15/2032	EUR	400,000	461,762
Series EMTN, 4.00%, 1/16/2028	EUR	700,000	816,876
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	354,234
4.38%, 10/20/2028	EUR	500,000	588,599
4.50%, 11/21/2034	EUR	500,000	597,276
Series EMTN, 4.63%, 11/8/2030	GBP	100,000	128,339
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	300,000	305,634
Series GMTN, 3.55%, 10/8/2035	EUR	300,000	334,395
Series GMTN, 3.82%, 7/26/2034	EUR	600,000	686,588
Series EMTN, 4.00%, 1/10/2030	EUR	300,000	351,913
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (a)	EUR	200,000	224,991
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (a)	EUR	700,000	820,732
ING Bank NV Series EMTN, 2.63%, 12/1/2028	EUR	300,000	340,273
ING Groep NV:
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	111,573
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	333,667
Series EMTN, 2.50%, 11/15/2030	EUR	300,000	329,025
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (a)	EUR	700,000	761,063
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (a)	EUR	800,000	841,201
Security Description		Principal Amount	Value
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (a)	EUR	300,000	$331,023
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 2.88%, 11/10/2030 (a)	EUR	300,000	337,146
Series EMTN, 3 mo. EUR EURIBOR + 0.72%, 3.13%, 2/10/2032 (a)	EUR	400,000	447,328
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.00%, 8/17/2031 (a)	EUR	500,000	559,190
Series EMTN, 3 mo. EUR EURIBOR + 0.97%, 3.75%, 2/10/2037 (a)	EUR	600,000	664,450
3 mo. EUR EURIBOR + 1.10%, 3.50%, 9/3/2030 (a)	EUR	800,000	917,905
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (a)	EUR	500,000	537,110
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.38%, 11/19/2032 (a)	EUR	400,000	451,130
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.50%, 8/17/2036 (a)	EUR	400,000	437,414
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.75%, 9/3/2035 (a)	EUR	400,000	450,197
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (a)	EUR	700,000	823,843
Series EMTN, 3 mo. EUR EURIBOR + 1.72%, 3.88%, 8/12/2029 (a)	EUR	700,000	814,183
Series EMTN, 3 mo. EUR EURIBOR + 1.78%, 4.00%, 2/12/2035 (a)	EUR	500,000	574,974
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (a)	EUR	500,000	601,798
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (a)	EUR	700,000	867,021
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (a)	GBP	300,000	370,405
Koninklijke KPN NV Series GMTN, 3.88%, 2/16/2036	EUR	400,000	453,290
			20,422,958
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
NORWAY — 0.6%
DNB Bank ASA:
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (a)	EUR	350,000	$380,688
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (a)	EUR	600,000	700,801
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (a)	EUR	100,000	117,210
Series EMTN, 3 mo. EUR EURIBOR + 1.02%, 3.00%, 11/29/2030 (a)	EUR	450,000	509,373
SpareBank 1 Sor-Norge ASA Series EMTN, 3.75%, 11/23/2027	EUR	500,000	581,382
Var Energi ASA Series EMTN, 3.88%, 3/12/2031	EUR	400,000	458,272
			2,747,726
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	300,000	328,296
SINGAPORE — 0.1%
DBS Bank Ltd. Series MTN, 5.07%, 2/13/2031	AUD	500,000	336,601
United Overseas Bank Ltd. Series MTN, 5.02%, 1/29/2031	AUD	500,000	336,303
			672,904
SPAIN — 5.4%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	113,892
Series EMTN, 3.00%, 3/27/2031	EUR	400,000	446,385
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 3.13%, 7/15/2030	EUR	300,000	339,826
Series GMTN, 3.38%, 9/20/2027	EUR	600,000	694,186
Series EMTN, 3.50%, 3/26/2031	EUR	100,000	115,877
Series GMTN, 3.75%, 8/26/2035	EUR	400,000	450,905
Series GMTN, 3.75%, 1/15/2036	EUR	400,000	446,177
Series EMTN, 3.88%, 1/15/2034	EUR	400,000	466,225
Series GMTN, 4.38%, 10/14/2029	EUR	600,000	719,107
Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (a)	EUR	600,000	$663,235
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a)	EUR	400,000	478,181
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	800,000	872,898
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	99,853
Series EMTN, 3.00%, 1/12/2030	EUR	400,000	454,104
Series EMTN, 3.25%, 5/27/2032	EUR	500,000	563,465
Series EMTN, 3.50%, 10/2/2032	EUR	500,000	564,747
Series EMTN, 3.50%, 2/17/2035	EUR	400,000	442,811
Series EMTN, 3.75%, 1/9/2034	EUR	600,000	689,158
Series EMTN, 3.75%, 1/12/2036	EUR	400,000	454,460
Series EMTN, 3.88%, 1/16/2028	EUR	800,000	933,135
Series EMTN, 3.88%, 4/22/2029	EUR	400,000	465,886
Series EMTN, 4.25%, 6/12/2030	EUR	200,000	237,211
Series EMTN, 4.88%, 10/18/2031	EUR	800,000	968,446
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (a)	EUR	500,000	540,950
Series EMTN, 1 yr. EUR Swap + 1.15%, 3.50%, 1/9/2030 (a)	EUR	300,000	346,578
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.00%, 3.25%, 4/2/2029 (a)	EUR	900,000	1,032,779
CaixaBank SA:
Series EMTN, 3.38%, 6/26/2035	EUR	300,000	332,169
Series EMTN, 3.75%, 9/7/2029	EUR	400,000	466,260
Series EMTN, 4.25%, 9/6/2030	EUR	400,000	475,614
Series EMTN, 4.38%, 11/29/2033	EUR	400,000	479,516
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (a)	EUR	600,000	656,433
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (a)	EUR	200,000	224,278
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.08%, 3.88%, 1/20/2037 (a)	EUR	400,000	$447,733
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.63%, 9/19/2032 (a)	EUR	500,000	570,882
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 3.75%, 1/27/2036 (a)	EUR	300,000	335,578
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 2/9/2032 (a)	EUR	600,000	702,516
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (a)	EUR	400,000	476,851
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (a) (b)	EUR	400,000	488,749
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	500,000	558,729
Series EMTN, 1.50%, 6/8/2028	EUR	200,000	221,369
Series EMTN, 2.00%, 2/15/2033	EUR	300,000	301,153
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030	EUR	400,000	422,169
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032	EUR	300,000	306,580
Santander Consumer Finance SA Series EMTN, 3.75%, 1/17/2029	EUR	500,000	582,637
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	103,663
Series EMTN, 1.20%, 8/21/2027	EUR	600,000	675,079
Series EMTN, 1.72%, 1/12/2028	EUR	500,000	563,666
Series EMTN, 1.79%, 3/12/2029	EUR	300,000	332,003
Series EMTN, 2.59%, 5/25/2031	EUR	200,000	219,849
Series EMTN, 3.70%, 1/24/2032	EUR	500,000	571,996
Series EMTN, 3.71%, 5/2/2033	EUR	400,000	450,274
3.72%, 1/23/2034	EUR	400,000	446,792
			25,013,015
SWEDEN — 1.4%
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	216,135
Security Description		Principal Amount	Value
Series EMTN, 0.63%, 11/12/2029	EUR	400,000	$415,868
Series EMTN, 0.75%, 8/9/2027	EUR	300,000	335,488
Series EMTN, 3.38%, 3/19/2030	EUR	642,000	735,837
Series GMTN, 3.75%, 2/7/2028	EUR	550,000	639,200
Series EMTN, 3.88%, 5/9/2028	EUR	550,000	642,201
Series EMTN, 4.13%, 6/29/2027	EUR	400,000	467,158
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	100,000	106,925
0.50%, 2/18/2030	EUR	400,000	411,966
Series EMTN, 1.38%, 2/23/2029	EUR	700,000	763,667
3.38%, 2/17/2028	EUR	500,000	578,485
Swedbank AB:
Series EMTN, 2.10%, 5/25/2027	EUR	478,000	545,828
Series GMTN, 4.13%, 11/13/2028	EUR	400,000	470,780
			6,329,538
SWITZERLAND — 2.9%
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030	EUR	400,000	402,560
Series EMTN, 2.25%, 5/26/2028	EUR	600,000	676,458
Lonza Finance International NV Series EMTN, 3.88%, 4/24/2036	EUR	400,000	451,046
Richemont International Holding SA:
1.50%, 3/26/2030	EUR	350,000	374,393
2.00%, 3/26/2038	EUR	500,000	469,537
UBS AG:
Series EMTN, 0.25%, 9/1/2028	EUR	750,000	800,679
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	199,225
UBS Group AG:
0.25%, 2/24/2028	EUR	400,000	434,660
Series EMTN, 0.63%, 1/18/2033	EUR	563,000	520,956
0.63%, 2/24/2033	EUR	300,000	276,068
Series EMTN, 0.65%, 9/10/2029	EUR	200,000	208,911
0.88%, 11/3/2031	EUR	400,000	395,092
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (a)	EUR	600,000	658,645
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (a)	EUR	600,000	$664,081
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.73%, 3.13%, 2/13/2031 (a)	EUR	400,000	451,914
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.78%, 2.88%, 2/12/2030 (a)	EUR	600,000	677,819
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.03%, 3.88%, 1/13/2037 (a)	EUR	500,000	560,686
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.05%, 3.25%, 2/12/2034 (a)	EUR	900,000	991,724
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 3.76%, 8/11/2036 (a)	EUR	450,000	502,774
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (a)	EUR	400,000	453,966
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (a)	EUR	100,000	118,066
1 yr. EURIBOR ICE Swap + 1.75%, 4.13%, 6/9/2033 (a)	EUR	800,000	931,023
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (a)	EUR	954,000	1,185,248
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (a)	GBP	300,000	382,845
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (a)	GBP	400,000	575,179
			13,363,555
UNITED KINGDOM — 9.9%
Anglian Water Services Financing PLC Series GMTN, 6.25%, 9/12/2044	GBP	300,000	361,213
Barclays PLC:
Series EMTN, 3.25%, 1/17/2033	GBP	500,000	563,866
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (a)	EUR	400,000	430,618
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (a)	EUR	500,000	597,551
Security Description		Principal Amount	Value
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (a)	EUR	300,000	$367,915
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.79%, 10/31/2036 (a)	EUR	350,000	385,816
1 yr. EURIBOR ICE Swap + 1.55%, 4.35%, 5/8/2035 (a)	EUR	600,000	694,633
1 yr. EURIBOR ICE Swap + 2.05%, 4.51%, 1/31/2033 (a)	EUR	400,000	472,006
Series EMTN, 1 yr. GBP SONIA Linked ICE Swap + 1.61%, 5.75%, 7/31/2032 (a)	GBP	200,000	264,187
1 yr. GBP Swap + 2.55%, 7.09%, 11/6/2029 (a)	GBP	575,000	788,101
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (a)	GBP	506,000	685,463
Sterling Overnight Index Average + 2.06%, 5.85%, 3/21/2035 (a)	GBP	300,000	391,957
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (a)	EUR	200,000	201,120
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.38%, 3.54%, 8/14/2031 (a)	EUR	700,000	797,055
1 yr. EURIBOR ICE Swap + 1.55%, 3.94%, 1/31/2036 (a)	EUR	600,000	671,883
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	600,000	656,869
British Telecommunications PLC Series EMTN, 1.50%, 6/23/2027	EUR	150,000	169,665
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	300,000	368,375
Series EMTN, 2.63%, 9/22/2038	GBP	400,000	357,853
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	149,290
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	300,000	284,829
CK Hutchison Group Telecom Finance SA 1.13%, 10/17/2028	EUR	400,000	434,074
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	323,795	345,207
Diageo Finance PLC:
Series EMTN, 2.50%, 3/27/2032	EUR	200,000	216,008
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
3.13%, 2/28/2031	EUR	500,000	$564,930
DWR Cymru Financing U.K. PLC Series EMTN, 5.75%, 9/10/2044	GBP	300,000	355,471
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	630,000	702,862
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 10/12/2028	GBP	200,000	241,657
Series EMTN, 1.63%, 5/12/2035	GBP	300,000	287,081
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	100,000	102,062
Series EMTN, 5.88%, 5/13/2043	GBP	400,000	493,823
6.45%, 12/10/2033	GBP	300,000	412,374
HSBC Holdings PLC:
2.63%, 8/16/2028	GBP	200,000	249,413
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	250,000	320,994
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	250,000	307,895
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (a)	EUR	289,000	310,117
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (a)	EUR	661,000	667,268
3 mo. EUR EURIBOR + 0.86%, 3.76%, 5/20/2029 (a)	EUR	625,000	724,321
Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.61%, 12/1/2033 (a)	EUR	400,000	451,657
3 mo. EUR EURIBOR + 1.19%, 3.45%, 9/25/2030 (a)	EUR	800,000	914,915
Series EMTN, 3 mo. EUR EURIBOR + 1.27%, 3.31%, 5/13/2030 (a)	EUR	800,000	913,564
3 mo. EUR EURIBOR + 1.46%, 3.83%, 9/25/2035 (a)	EUR	650,000	736,204
Series EMTN, 3 mo. EUR EURIBOR + 1.54%, 3.91%, 5/13/2034 (a)	EUR	530,000	604,087
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (a)	EUR	500,000	601,281
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (a)	EUR	510,000	615,287
Sterling Overnight Index Average + 1.73%, 5.29%, 9/16/2032 (a)	GBP	400,000	521,345
Security Description		Principal Amount	Value
Series EMTN, Sterling Overnight Index Average + 1.81%, 5.81%, 5/22/2033 (a)	GBP	500,000	$663,503
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (a)	GBP	280,000	388,957
Imperial Brands Finance Netherlands BV:
Series EMTN, 1.75%, 3/18/2033	EUR	600,000	589,051
Series EMTN, 5.25%, 2/15/2031	EUR	600,000	729,291
Imperial Brands Finance PLC Series EMTN, 3.88%, 2/12/2034	EUR	200,000	222,493
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	264,000	365,777
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	400,000	450,178
Series EMTN, 1 yr. EUR Swap + 1.28%, 3.63%, 3/4/2036 (a)	EUR	200,000	223,751
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a)	EUR	350,000	397,099
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (a)	EUR	373,000	447,633
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.95%, 3.50%, 11/6/2030 (a)	EUR	400,000	459,057
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.88%, 5/14/2032 (a)	EUR	600,000	694,063
Series EMTN, 1 yr. U.K. Government Bond + 1.25%, 5.25%, 10/16/2031 (a)	GBP	400,000	523,953
Motability Operations Group PLC:
Series EMTN, 3.88%, 1/24/2034	EUR	475,000	537,745
Series EMTN, 4.00%, 1/17/2030	EUR	300,000	348,380
Series EMTN, 4.25%, 6/17/2035	EUR	200,000	230,115
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	350,000	466,046
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	300,000	$349,023
Nationwide Building Society:
Series EMTN, 3.00%, 3/3/2030	EUR	400,000	451,878
Series EMTN, 3.13%, 8/18/2032	EUR	200,000	223,029
Series EMTN, 6.13%, 8/21/2028	GBP	300,000	404,550
Series EMTN, 1 yr. GBP SONIA Linked ICE Swap + 1.08%, 5.53%, 1/13/2033 (a)	GBP	400,000	525,510
Series EMTN, 3 mo. EUR EURIBOR + 0.73%, 3.11%, 2/3/2031 (a)	EUR	350,000	394,835
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.85%, 2/3/2037 (a)	EUR	353,000	393,564
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.83%, 7/24/2032 (a)	EUR	474,000	544,967
Series EMTN, 3 mo. EUR EURIBOR + 1.23%, 3.77%, 1/27/2036 (a)	EUR	500,000	559,353
NatWest Group PLC:
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (a)	GBP	340,000	434,986
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (a)	EUR	300,000	322,952
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (a)	EUR	400,000	425,165
Series EMTN, 3 mo. EUR EURIBOR + 1.16%, 3.63%, 9/3/2034 (a)	EUR	300,000	336,665
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.24%, 5/13/2030 (a)	EUR	700,000	797,287
Series EMTN, 3 mo. EUR EURIBOR + 1.52%, 3.99%, 5/13/2036 (a)	EUR	500,000	570,741
Series EMTN, 3 mo. EUR EURIBOR + 1.83%, 4.77%, 2/16/2029 (a)	EUR	400,000	471,687
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (a)	EUR	400,000	465,720
Series EMTN, 1 yr. U.K. Government Bond + 0.93%, 4.76%, 11/10/2031 (a)	GBP	300,000	384,453
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.58%, 9/12/2032 (a)	EUR	100,000	$114,059
NatWest Markets PLC:
Series EMTN, 2.75%, 11/4/2027	EUR	600,000	687,151
Series EMTN, 3.00%, 9/3/2030	EUR	500,000	563,926
Series EMTN, 3.13%, 1/10/2030	EUR	550,000	625,739
Series EMTN, 3.13%, 1/13/2031	EUR	400,000	451,527
Series EMTN, 6.38%, 11/8/2027	GBP	100,000	134,235
Santander U.K. PLC Series EMTN, 3.35%, 3/25/2030	EUR	600,000	686,234
Standard Chartered PLC:
1 yr. EUR Swap + 1.45%, 4.20%, 3/4/2032 (a)	EUR	600,000	699,003
1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (a)	EUR	500,000	598,733
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.05%, 3.72%, 1/14/2034 (a)	EUR	400,000	448,009
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.30%, 3.86%, 3/17/2033 (a)	EUR	350,000	399,326
SW Finance I PLC Series EMTN, 6.88%, 8/7/2032	GBP	200,000	268,205
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	550,000	644,605
Unilever Finance Netherlands BV 1.75%, 3/25/2030	EUR	300,000	326,885
University of Oxford 2.54%, 12/8/2117	GBP	640,000	359,255
Vodafone Group PLC Series EMTN, 1.63%, 11/24/2030	EUR	300,000	317,521
Wellcome Trust Ltd. 2.52%, 2/7/2118	GBP	500,000	283,747
WPP Finance 2013 Series EMTN, 3.63%, 6/9/2031 (b)	EUR	600,000	659,545
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	300,000	245,140
			46,060,464
UNITED STATES — 29.2%
Alphabet, Inc.:
2.38%, 11/6/2028	EUR	360,000	407,828
2.50%, 5/6/2029	EUR	800,000	901,540
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.88%, 11/6/2031	EUR	350,000	$392,211
3.00%, 5/6/2033	EUR	600,000	666,821
3.13%, 11/6/2034	EUR	200,000	221,442
3.38%, 5/6/2037	EUR	700,000	765,655
3.50%, 11/6/2038	EUR	550,000	600,754
3.88%, 5/6/2045	EUR	600,000	642,551
4.00%, 11/6/2044	EUR	700,000	764,595
4.00%, 5/6/2054	EUR	400,000	419,852
4.38%, 11/6/2064	EUR	200,000	216,386
4.63%, 11/13/2032	GBP	300,000	383,862
5.50%, 11/13/2041	GBP	300,000	376,413
5.88%, 2/13/2058	GBP	500,000	623,988
6.13%, 2/13/2126	GBP	550,000	685,499
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	400,000	456,365
3.13%, 6/15/2031	EUR	700,000	780,021
Amazon.com, Inc.:
2.80%, 3/16/2028	EUR	400,000	458,253
3.10%, 3/16/2030	EUR	900,000	1,028,269
3.35%, 3/16/2032	EUR	800,000	910,422
3.70%, 3/16/2035	EUR	800,000	911,445
4.05%, 3/16/2039	EUR	1,000,000	1,130,858
4.45%, 3/16/2045	EUR	400,000	454,105
4.85%, 3/16/2064	EUR	600,000	685,255
American Express Co. 3 mo. EUR EURIBOR + 1.10%, 3.43%, 5/20/2032 (a)	EUR	600,000	680,841
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	150,000	160,210
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	480,000	547,653
Amgen, Inc. 4.00%, 9/13/2029	GBP	300,000	383,746
Apple, Inc.:
0.50%, 11/15/2031	EUR	404,000	401,298
1.38%, 5/24/2029	EUR	350,000	381,320
2.00%, 9/17/2027	EUR	300,000	341,235
3.05%, 7/31/2029	GBP	500,000	627,728
AT&T, Inc.:
0.80%, 3/4/2030	EUR	300,000	311,929
1.60%, 5/19/2028	EUR	600,000	667,567
2.35%, 9/5/2029	EUR	200,000	222,129
2.45%, 3/15/2035	EUR	300,000	304,412
3.15%, 6/1/2030	EUR	350,000	396,809
3.15%, 9/4/2036	EUR	871,000	915,604
3.55%, 12/17/2032	EUR	700,000	791,982
3.60%, 6/1/2033	EUR	550,000	622,503
3.95%, 4/30/2031	EUR	600,000	700,178
4.25%, 6/1/2043	GBP	550,000	553,123
4.30%, 11/18/2034	EUR	350,000	410,828
4.38%, 9/14/2029	GBP	450,000	577,803
4.88%, 6/1/2044	GBP	300,000	323,867
Series EMTN, 7.00%, 4/30/2040	GBP	350,000	485,254
Security Description		Principal Amount	Value
Bank of America Corp.:
Series EMTN, 4.13%, 6/12/2028	EUR	600,000	$702,403
Series EMTN, 7.00%, 7/31/2028	GBP	300,000	412,608
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (a)	GBP	600,000	736,953
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.58%, 8/8/2029 (a)	EUR	400,000	431,965
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (a)	EUR	600,000	616,260
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (a)	EUR	800,000	805,298
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (a)	EUR	780,000	903,197
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 2.98%, 10/30/2031 (a)	EUR	972,000	1,084,394
Series EMTN, 3 mo. EUR EURIBOR + 0.90%, 3.26%, 1/28/2031 (a)	EUR	450,000	511,199
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	700,000	756,325
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (a)	EUR	550,000	557,205
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 3.49%, 3/10/2034 (a)	EUR	600,000	673,767
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (a)	EUR	400,000	436,597
Becton Dickinson & Co. 3.83%, 6/7/2032	EUR	300,000	344,481
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	600,000	530,918
2.63%, 6/19/2059	GBP	200,000	130,356
Berkshire Hathaway, Inc.:
1.03%, 12/8/2027	JPY	100,000,000	621,610
1.51%, 11/29/2028	JPY	100,000,000	622,371
1.63%, 3/16/2035	EUR	600,000	579,856
BG Energy Capital PLC Series EMTN, 5.00%, 11/4/2036	GBP	350,000	436,022
Blackrock, Inc. 3.75%, 7/18/2035	EUR	500,000	569,008
BMS Ireland Capital Funding DAC:
3.36%, 11/10/2033	EUR	600,000	670,795
3.86%, 11/10/2038	EUR	600,000	670,783
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
4.58%, 11/10/2055	EUR	400,000	$447,432
Booking Holdings, Inc.:
4.13%, 5/12/2033	EUR	300,000	349,350
4.50%, 11/15/2031	EUR	550,000	657,490
4.75%, 11/15/2034	EUR	600,000	724,098
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	400,000	399,340
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	300,000	306,824
Series EMTN, 2.52%, 4/7/2028	EUR	400,000	453,390
2.82%, 4/7/2032	EUR	650,000	714,139
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	600,000	649,975
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	109,735
3 mo. EUR EURIBOR + 0.78%, 2.93%, 10/22/2030 (a)	EUR	600,000	675,966
3 mo. EUR EURIBOR + 1.03%, 3.49%, 10/22/2034 (a)	EUR	300,000	331,835
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.75%, 5/14/2032 (a)	EUR	800,000	920,118
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (a)	EUR	550,000	637,269
3 mo. EUR EURIBOR + 1.58%, 4.11%, 4/29/2036 (a)	EUR	700,000	801,002
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (a)	EUR	256,000	298,667
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	625,000	659,166
1.63%, 3/9/2035	EUR	500,000	483,755
Comcast Corp.:
0.75%, 2/20/2032	EUR	600,000	581,326
1.88%, 2/20/2036	GBP	125,000	115,832
5.25%, 9/26/2040	GBP	450,000	533,444
DH Europe Finance II SARL:
0.45%, 3/18/2028	EUR	700,000	764,436
0.75%, 9/18/2031	EUR	650,000	646,838
1.35%, 9/18/2039	EUR	400,000	329,836
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	400,000	385,319
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	550,000	396,953
Exxon Mobil Corp.:
0.52%, 6/26/2028 (b)	EUR	350,000	381,337
0.84%, 6/26/2032	EUR	700,000	688,253
1.41%, 6/26/2039	EUR	350,000	290,405
Security Description		Principal Amount	Value
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	500,000	$564,473
2.00%, 5/21/2030	EUR	500,000	536,664
Ford Motor Credit Co. LLC:
Series EMTN, 3.62%, 7/27/2028	EUR	300,000	342,411
Series EMTN, 4.45%, 2/14/2030	EUR	400,000	461,571
4.87%, 8/3/2027	EUR	580,000	676,452
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	400,000	436,227
Series EMTN, 0.75%, 3/23/2032	EUR	400,000	387,475
Series EMTN, 0.88%, 5/9/2029	EUR	650,000	692,693
Series EMTN, 0.88%, 1/21/2030	EUR	700,000	732,303
Series EMTN, 1.00%, 3/18/2033	EUR	375,000	357,078
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	380,096
Series EMTN, 1.50%, 12/7/2027	GBP	300,000	372,971
Series EMTN, 2.00%, 11/1/2028	EUR	777,000	866,361
Series EMTN, 3.00%, 2/12/2031	EUR	300,000	339,640
Series EMTN, 3.13%, 7/25/2029	GBP	300,000	371,650
Series EMTN, 4.00%, 9/21/2029	EUR	200,000	234,601
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (a)	GBP	200,000	254,040
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.51%, 8/17/2033 (a)	EUR	800,000	895,790
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 3.98%, 12/18/2036 (a)	EUR	900,000	1,008,264
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.50%, 1/23/2033 (a)	EUR	800,000	903,367
Series EMTN, 3 mo. EUR EURIBOR + 1.25%, 4.14%, 2/17/2039 (a)	EUR	800,000	891,969
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	600,000	655,732
0.65%, 2/11/2032	EUR	900,000	870,235
Series EMTN, 0.88%, 2/9/2030	EUR	100,000	104,131
Series EMTN, 1.25%, 2/9/2034	EUR	600,000	566,442
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
1.50%, 5/23/2029	EUR	100,000	$108,636
1.75%, 1/31/2031	EUR	450,000	477,272
3.00%, 2/3/2031	EUR	300,000	336,650
3.15%, 2/10/2033	EUR	700,000	771,981
3.45%, 2/3/2034	EUR	300,000	333,767
3.63%, 2/6/2031	EUR	600,000	691,080
3.75%, 2/6/2035	EUR	200,000	225,336
4.00%, 2/6/2043	EUR	300,000	321,889
4.88%, 2/6/2038	GBP	300,000	354,024
Johnson & Johnson:
1.65%, 5/20/2035	EUR	1,000,000	979,204
3.35%, 2/26/2037	EUR	700,000	773,891
3.55%, 6/1/2044	EUR	100,000	106,262
3.70%, 2/26/2055	EUR	300,000	311,746
JPMorgan Chase & Co.:
Series EMTN, 2.88%, 5/24/2028	EUR	713,000	815,710
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (a)	EUR	500,000	481,385
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 3.67%, 6/6/2028 (a)	EUR	650,000	752,384
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 3.14%, 2/18/2032 (a)	EUR	300,000	336,611
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	600,000	679,405
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	500,000	515,202
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	500,000	498,808
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	550,000	613,312
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.76%, 3/21/2034 (a)	EUR	750,000	855,705
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.59%, 1/23/2036 (a)	EUR	750,000	832,828
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (a)	EUR	1,150,000	1,268,994
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (a)	EUR	974,000	1,158,771
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (a)	GBP	210,000	229,716
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	224,864
Security Description		Principal Amount	Value
McDonald's Corp. Series EMTN, 3.50%, 5/21/2032	EUR	700,000	$795,664
Medtronic Global Holdings SCA:
0.38%, 10/15/2028	EUR	450,000	480,747
0.75%, 10/15/2032	EUR	200,000	192,054
1.00%, 7/2/2031	EUR	333,000	337,377
1.38%, 10/15/2040	EUR	350,000	274,428
1.50%, 7/2/2039	EUR	450,000	377,228
1.63%, 3/7/2031	EUR	500,000	527,073
1.63%, 10/15/2050	EUR	300,000	196,979
1.75%, 7/2/2049	EUR	400,000	277,143
2.25%, 3/7/2039	EUR	300,000	279,159
3.00%, 10/15/2028	EUR	400,000	457,101
3.13%, 10/15/2031	EUR	250,000	282,045
3.38%, 10/15/2034	EUR	600,000	668,533
Microsoft Corp. 3.13%, 12/6/2028	EUR	350,000	404,048
Morgan Stanley:
Series GMTN, 1.88%, 4/27/2027	EUR	234,000	266,501
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (a)	EUR	1,000,000	1,023,271
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (a)	EUR	900,000	961,428
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (a)	EUR	650,000	636,534
Series GMTN, 3 mo. EUR EURIBOR + 0.86%, 3.15%, 11/7/2031 (a)	EUR	600,000	673,296
Series GMTN, 3 mo. EUR EURIBOR + 0.91%, 3.38%, 1/23/2032 (a)	EUR	500,000	565,703
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (a)	EUR	800,000	926,901
Series GMTN, 3 mo. EUR EURIBOR + 1.12%, 3.75%, 11/7/2036 (a)	EUR	750,000	830,932
Series GMTN, 3 mo. EUR EURIBOR + 1.14%, 3.98%, 1/23/2037 (a)	EUR	700,000	785,521
Series EMTN, 3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (a)	EUR	925,000	1,053,518
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (a)	EUR	600,000	663,781
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (a)	EUR	769,000	905,245
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.32%, 3.52%, 5/22/2031 (a)	EUR	700,000	$800,334
3 mo. EUR EURIBOR + 1.55%, 4.10%, 5/22/2036 (a)	EUR	150,000	171,525
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (a)	EUR	352,000	414,100
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (a)	EUR	500,000	613,209
Sterling Overnight Index Average + 1.46%, 5.21%, 10/24/2035 (a)	GBP	500,000	634,419
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (a)	GBP	700,000	937,285
Nestle Finance International Ltd.:
0.38%, 5/12/2032	EUR	300,000	290,368
Series EMTN, 1.50%, 4/1/2030	EUR	356,000	386,592
Netflix, Inc.:
3.63%, 5/15/2027	EUR	575,000	667,162
3.63%, 6/15/2030	EUR	300,000	347,923
3.88%, 11/15/2029	EUR	350,000	409,429
4.63%, 5/15/2029	EUR	600,000	716,651
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	850,000	906,452
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	218,089
0.75%, 10/14/2033	EUR	561,000	524,495
Pfizer Netherlands International Finance BV 3.25%, 5/19/2032	EUR	400,000	453,399
Pfizer, Inc. 2.74%, 6/15/2043	GBP	500,000	420,283
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	235,202
Robert Bosch Finance LLC Series EMTN, 2.75%, 5/28/2028	EUR	600,000	681,750
Sanofi SA:
Series 12FX, 1.38%, 3/21/2030	EUR	800,000	858,825
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	324,617
Series 20FX, 1.88%, 3/21/2038	EUR	300,000	283,411
Schlumberger Finance BV 2.00%, 5/6/2032	EUR	300,000	314,842
Schneider Electric SE Series EMTN, 3.62%, 9/2/2037	EUR	300,000	335,319
Security Description		Principal Amount	Value
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	600,000	$660,361
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	98,097
Series EMTN, 0.75%, 8/15/2028	EUR	300,000	326,813
Series EMTN, 0.88%, 11/8/2039	EUR	400,000	303,799
Series EMTN, 1.25%, 5/12/2028	EUR	400,000	442,803
Series EMTN, 1.25%, 11/11/2032	EUR	600,000	598,904
Series EMTN, 1.50%, 4/7/2028	EUR	600,000	668,396
Series EMTN, 1.88%, 4/7/2032	EUR	100,000	105,088
Stellantis NV:
Series EMTN, 0.75%, 1/18/2029	EUR	500,000	525,279
Series EMTN, 1.25%, 6/20/2033	EUR	700,000	622,231
Series EMTN, 2.75%, 4/1/2032	EUR	382,000	391,647
Series EMTN, 4.25%, 6/16/2031	EUR	300,000	337,484
Series EMTN, 4.38%, 3/14/2030	EUR	200,000	230,622
4.50%, 7/7/2028	EUR	500,000	586,408
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	650,000	667,369
1.13%, 10/18/2033	EUR	750,000	720,286
1.63%, 10/18/2041	EUR	600,000	480,724
3.63%, 12/1/2035	EUR	200,000	225,867
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	420,000	302,278
T-Mobile USA, Inc.:
3.15%, 2/11/2032	EUR	600,000	670,344
3.50%, 2/11/2037	EUR	385,000	416,603
3.90%, 2/19/2038	EUR	200,000	222,678
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	400,000	439,780
Series EMTN, 3.63%, 7/15/2031	EUR	400,000	461,461
Series EMTN, 4.05%, 9/13/2029	EUR	600,000	702,851
Upjohn Finance BV 1.91%, 6/23/2032	EUR	650,000	653,291
Verizon Communications, Inc.:
0.38%, 3/22/2029	EUR	384,000	406,119
0.75%, 3/22/2032	EUR	500,000	484,722
1.25%, 4/8/2030	EUR	700,000	737,275
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
1.30%, 5/18/2033	EUR	470,000	$455,707
1.38%, 11/2/2028	EUR	100,000	109,717
2.63%, 12/1/2031	EUR	350,000	382,659
Series 20Y, 2.88%, 1/15/2038	EUR	750,000	752,755
3.25%, 10/29/2032	EUR	600,000	669,502
3.38%, 10/27/2036	GBP	450,000	471,327
3.50%, 6/28/2032	EUR	350,000	396,928
Series EMTN, 3.75%, 2/28/2036	EUR	150,000	167,616
3.75%, 8/6/2037	EUR	400,000	438,413
4.25%, 10/31/2030	EUR	375,000	443,023
4.75%, 10/31/2034	EUR	725,000	875,522
Visa, Inc.:
2.00%, 6/15/2029	EUR	500,000	555,231
2.25%, 5/15/2028	EUR	650,000	734,149
3.13%, 5/15/2033	EUR	250,000	280,228
Walmart, Inc.:
4.88%, 9/21/2029	EUR	351,000	427,180
5.25%, 9/28/2035	GBP	250,000	328,171
5.63%, 3/27/2034	GBP	400,000	544,130
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	500,000	514,766
0.63%, 8/14/2030	EUR	200,000	203,312
Series EMTN, 1.50%, 5/24/2027	EUR	600,000	679,497
4.63%, 11/2/2035	GBP	50,000	60,818
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (a)	EUR	850,000	927,551
Series EMTN, 3 mo. EUR EURIBOR + 0.73%, 2.77%, 7/23/2029 (a)	EUR	450,000	510,072
Series EMTN, 3 mo. EUR EURIBOR + 1.16%, 3.87%, 7/23/2036 (a)	EUR	450,000	506,586
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.90%, 7/22/2032 (a)	EUR	750,000	868,613
			135,769,323
TOTAL CORPORATE BONDS & NOTES (Cost $468,206,249)			457,521,831

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	22,620	$22,620
State Street Navigator Securities Lending Portfolio II (g) (h)	2,346,606	2,346,606
TOTAL SHORT-TERM INVESTMENTS (Cost $2,369,226)		2,369,226
TOTAL INVESTMENTS — 98.8% (Cost $470,575,475)		459,891,057
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		5,726,846
NET ASSETS — 100.0%		$465,617,903

(a)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2026. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$457,521,831	$—	$457,521,831
Short-Term Investments	2,369,226	—	—	2,369,226
TOTAL INVESTMENTS	$2,369,226	$457,521,831	$—	$459,891,057
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Sector Breakdown as of March 31, 2026

% of Total Investments
Financial	54.6%
Consumer, Non-cyclical	12.1
Communications	11.4
Consumer, Cyclical	6.4
Industrial	4.2
Utilities	4.1
Energy	3.5
Technology	2.7
Basic Materials	0.5
Short-Term Investments	0.5
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	57,276	$57,276	$5,744,171	$5,778,827	$—	$—	22,620	$22,620	$2,127
State Street Navigator Securities Lending Portfolio II	10,281,356	10,281,356	1,789,141	9,723,891	—	—	2,346,606	2,346,606	3,682
Total		$10,338,632	$7,533,312	$15,502,718	$—	$—		$2,369,226	$5,809
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.7%
AUSTRALIA — 4.0%
Australia Government Bonds:
1.00%, 12/21/2030	AUD	5,273,000	$3,053,216
1.00%, 11/21/2031	AUD	5,137,000	2,874,653
1.25%, 5/21/2032	AUD	5,546,000	3,094,564
1.50%, 6/21/2031	AUD	5,597,000	3,270,108
1.75%, 11/21/2032	AUD	4,133,000	2,344,096
1.75%, 6/21/2051	AUD	2,549,000	872,573
2.25%, 5/21/2028	AUD	4,932,000	3,213,625
2.50%, 5/21/2030	AUD	4,703,000	2,960,789
2.75%, 11/21/2027	AUD	4,365,000	2,899,782
2.75%, 11/21/2028	AUD	4,947,000	3,229,192
2.75%, 11/21/2029	AUD	5,047,000	3,237,640
2.75%, 6/21/2035	AUD	2,287,000	1,312,302
2.75%, 5/21/2041	AUD	1,695,000	868,079
3.00%, 11/21/2033	AUD	3,962,000	2,392,721
3.00%, 3/21/2047	AUD	1,635,000	791,718
3.25%, 4/21/2029	AUD	5,714,000	3,758,074
3.25%, 6/21/2039	AUD	1,563,000	881,085
3.50%, 12/21/2034	AUD	4,018,000	2,474,947
3.75%, 5/21/2034	AUD	3,750,000	2,372,665
3.75%, 4/21/2037	AUD	2,910,000	1,778,885
4.25%, 6/21/2034	AUD	924,000	605,313
4.25%, 12/21/2035	AUD	3,825,000	2,474,871
4.25%, 3/21/2036	AUD	3,155,000	2,037,648
4.25%, 10/21/2036	AUD	2,750,000	1,768,056
4.50%, 4/21/2033	AUD	3,728,000	2,503,390
4.75%, 4/21/2027	AUD	3,188,000	2,186,016
4.75%, 10/21/2037	AUD	750,000	500,741
4.75%, 6/21/2054	AUD	1,429,000	891,224
			60,647,973
AUSTRIA — 2.7%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028	EUR	1,375,000	1,478,585
Zero Coupon, 2/20/2030	EUR	1,500,000	1,549,918
Zero Coupon, 2/20/2031	EUR	1,765,000	1,766,243
Zero Coupon, 10/20/2040	EUR	743,000	510,690
0.25%, 10/20/2036	EUR	961,000	803,269
0.50%, 4/20/2027	EUR	1,697,000	1,913,110
0.50%, 2/20/2029	EUR	1,711,000	1,848,960
0.70%, 4/20/2071	EUR	807,000	331,855
0.75%, 2/20/2028	EUR	2,341,000	2,602,374
0.75%, 3/20/2051	EUR	1,071,000	635,846
0.85%, 6/30/2120	EUR	911,000	325,972
0.90%, 2/20/2032	EUR	1,480,000	1,513,142
1.50%, 2/20/2047	EUR	1,142,000	893,686
1.50%, 11/2/2086	EUR	465,000	257,533
Security Description		Principal Amount	Value
1.85%, 5/23/2049	EUR	1,236,000	$1,009,985
2.10%, 9/20/2117	EUR	701,000	480,322
2.40%, 5/23/2034	EUR	1,236,000	1,345,003
2.50%, 10/20/2029	EUR	993,000	1,132,167
2.80%, 9/20/2032	EUR	875,000	992,709
2.90%, 5/23/2029	EUR	1,036,000	1,198,461
2.90%, 2/20/2033	EUR	2,175,000	2,475,902
2.90%, 2/20/2034	EUR	1,611,000	1,822,545
2.95%, 2/20/2035	EUR	1,723,000	1,940,841
3.15%, 6/20/2044	EUR	1,126,000	1,206,911
3.15%, 10/20/2053	EUR	1,288,000	1,322,493
3.20%, 2/20/2036	EUR	375,000	427,672
3.20%, 7/15/2039	EUR	831,000	924,267
3.45%, 10/20/2030	EUR	1,095,000	1,291,210
3.75%, 3/20/2056	EUR	350,000	397,358
3.80%, 1/26/2062	EUR	515,000	593,549
4.15%, 3/15/2037	EUR	3,203,000	3,946,078
6.25%, 7/15/2027	EUR	1,165,000	1,402,404
			40,341,060
BELGIUM — 3.7%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	1,287,000	1,422,647
Zero Coupon, 10/22/2031	EUR	1,517,000	1,475,785
0.10%, 6/22/2030	EUR	1,659,200	1,698,403
0.35%, 6/22/2032	EUR	1,546,000	1,500,823
0.65%, 6/22/2071	EUR	695,000	254,468
0.80%, 6/22/2027	EUR	1,150,000	1,295,952
0.80%, 6/22/2028	EUR	2,208,000	2,438,418
0.90%, 6/22/2029	EUR	2,203,000	2,388,311
1.00%, 6/22/2031	EUR	1,961,000	2,038,163
1.25%, 4/22/2033	EUR	1,273,000	1,287,409
1.40%, 6/22/2053	EUR	1,296,000	804,169
1.45%, 6/22/2037	EUR	789,000	722,728
1.60%, 6/22/2047	EUR	1,272,000	936,089
1.70%, 6/22/2050	EUR	1,088,000	776,130
1.90%, 6/22/2038	EUR	1,155,000	1,085,852
2.15%, 6/22/2066	EUR	1,075,000	747,567
2.25%, 6/22/2057	EUR	978,000	729,109
2.60%, 10/22/2030	EUR	1,375,000	1,557,121
2.70%, 10/22/2029	EUR	1,477,000	1,691,188
2.75%, 4/22/2039	EUR	1,024,000	1,050,508
2.85%, 10/22/2034	EUR	2,522,000	2,782,570
3.00%, 6/22/2033	EUR	2,834,000	3,209,125
3.00%, 6/22/2034	EUR	1,275,000	1,429,751
3.10%, 6/22/2035	EUR	1,977,000	2,204,649
3.30%, 6/22/2054	EUR	1,498,000	1,441,327
3.40%, 6/22/2036	EUR	1,400,000	1,582,657
3.45%, 6/22/2042	EUR	1,407,000	1,508,067
3.45%, 6/22/2043	EUR	564,000	599,164
3.50%, 6/22/2055	EUR	1,000,000	991,210
3.75%, 6/22/2045	EUR	1,263,000	1,382,431
4.00%, 3/28/2032	EUR	1,052,000	1,270,269
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
4.25%, 3/28/2041	EUR	2,152,000	$2,561,855
4.35%, 6/22/2056	EUR	1,250,000	1,435,929
5.00%, 3/28/2035	EUR	2,884,000	3,711,543
5.50%, 3/28/2028	EUR	3,287,000	3,986,669
			55,998,056
CANADA — 4.5%
Canada Government Bonds:
0.50%, 12/1/2030	CAD	2,942,000	1,874,338
1.00%, 6/1/2027	CAD	1,285,000	903,077
1.25%, 6/1/2030	CAD	3,580,000	2,387,573
1.50%, 6/1/2031	CAD	3,565,000	2,358,998
1.50%, 12/1/2031	CAD	2,697,000	1,767,201
1.75%, 12/1/2053	CAD	2,835,000	1,298,081
2.00%, 6/1/2028	CAD	883,000	621,583
2.00%, 6/1/2032	CAD	2,115,000	1,413,885
2.00%, 12/1/2051	CAD	5,540,000	2,760,413
2.25%, 2/1/2028	CAD	3,650,000	2,588,883
2.25%, 6/1/2029	CAD	1,049,000	735,837
2.25%, 12/1/2029	CAD	540,000	377,077
2.50%, 8/1/2027	CAD	3,250,000	2,321,775
2.50%, 11/1/2027	CAD	3,375,000	2,407,543
2.50%, 5/1/2028	CAD	850,000	604,754
2.50%, 12/1/2032	CAD	1,728,000	1,183,207
2.75%, 5/1/2027	CAD	1,150,000	824,798
2.75%, 9/1/2027	CAD	1,520,000	1,089,198
2.75%, 3/1/2030	CAD	3,252,000	2,306,728
2.75%, 9/1/2030	CAD	4,750,000	3,360,585
2.75%, 3/1/2031	CAD	3,775,000	2,663,478
2.75%, 6/1/2033	CAD	2,476,000	1,714,012
2.75%, 12/1/2048	CAD	1,096,000	657,364
2.75%, 12/1/2055	CAD	2,622,000	1,504,040
2.75%, 12/1/2064	CAD	671,000	372,164
3.00%, 3/1/2032	CAD	1,075,000	763,458
3.00%, 6/1/2034	CAD	3,515,000	2,455,198
3.25%, 8/24/2027	CAD	75,000	54,120
3.25%, 9/1/2028	CAD	1,885,000	1,362,365
3.25%, 12/1/2033	CAD	1,690,000	1,205,095
3.25%, 12/1/2034	CAD	3,066,000	2,174,003
3.25%, 6/1/2035	CAD	3,650,000	2,579,441
3.25%, 12/1/2035	CAD	3,350,000	2,358,383
3.25%, 3/1/2036	CAD	250,000	175,614
3.25%, 6/1/2036	CAD	1,000,000	701,100
3.50%, 3/1/2028	CAD	1,250,000	906,784
3.50%, 9/1/2029	CAD	3,865,000	2,815,436
3.50%, 3/1/2034	CAD	1,393,000	1,009,233
3.50%, 12/1/2045	CAD	1,901,000	1,309,879
3.50%, 12/1/2057	CAD	2,750,000	1,833,103
4.00%, 3/1/2029	CAD	2,275,000	1,678,402
4.00%, 6/1/2041	CAD	1,697,000	1,261,195
5.00%, 6/1/2037	CAD	1,056,000	857,558
5.75%, 6/1/2029	CAD	1,172,000	910,541
5.75%, 6/1/2033	CAD	1,497,000	1,239,735
Security Description		Principal Amount	Value
8.00%, 6/1/2027	CAD	472,000	$358,755
			68,105,990
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 4/1/2029	CLP	640,000,000	595,768
2.30%, 10/1/2028	CLP	250,000,000	249,810
4.70%, 9/1/2030	CLP	775,000,000	808,436
5.00%, 10/1/2028	CLP	300,000,000	319,188
5.00%, 3/1/2035	CLP	715,000,000	733,653
5.10%, 7/15/2050	CLP	350,000,000	346,945
5.30%, 11/1/2037	CLP	200,000,000	207,298
5.80%, 10/1/2029	CLP	375,000,000	408,507
5.80%, 10/1/2034	CLP	250,000,000	272,033
6.00%, 4/1/2033	CLP	815,000,000	896,159
6.00%, 1/1/2043	CLP	330,000,000	365,022
6.10%, 4/1/2056	CLP	145,000,000	166,173
6.20%, 10/1/2040	CLP	235,000,000	263,694
7.00%, 5/1/2034	CLP	275,000,000	321,637
			5,954,323
CHINA — 4.5%
China Government Bonds:
1.32%, 2/25/2029	CNY	4,250,000	615,109
1.36%, 12/15/2027	CNY	7,000,000	1,014,342
1.38%, 6/15/2027	CNY	6,300,000	913,207
1.40%, 11/25/2028	CNY	8,500,000	1,233,268
1.42%, 11/15/2027	CNY	8,750,000	1,269,331
1.42%, 8/15/2028	CNY	10,000,000	1,451,440
1.43%, 1/25/2030	CNY	7,900,000	1,143,145
1.44%, 9/15/2027	CNY	6,750,000	979,467
1.45%, 2/25/2028	CNY	9,750,000	1,415,974
1.46%, 5/25/2028	CNY	8,850,000	1,285,972
1.49%, 12/25/2031	CNY	4,650,000	669,070
1.54%, 1/25/2031	CNY	6,500,000	940,887
1.55%, 7/25/2030	CNY	6,000,000	870,848
1.61%, 2/15/2035	CNY	9,650,000	1,378,355
1.62%, 8/15/2027	CNY	7,000,000	1,018,425
1.63%, 10/25/2030	CNY	5,700,000	829,121
1.65%, 5/15/2035	CNY	4,500,000	644,295
1.66%, 12/25/2032	CNY	5,000,000	722,565
1.67%, 5/25/2035	CNY	8,500,000	1,220,068
1.74%, 10/15/2029	CNY	5,000,000	732,398
1.75%, 2/25/2036	CNY	4,000,000	574,807
1.78%, 9/15/2032	CNY	6,500,000	947,827
1.78%, 11/15/2035	CNY	7,500,000	1,081,344
1.79%, 3/25/2032	CNY	11,500,000	1,682,221
1.83%, 8/25/2035	CNY	8,750,000	1,267,135
1.85%, 5/15/2027	CNY	6,050,000	881,600
1.87%, 9/15/2031	CNY	5,070,000	745,897
1.91%, 7/15/2029	CNY	6,450,000	950,217
1.92%, 1/15/2055	CNY	5,600,000	736,680
2.04%, 11/25/2034	CNY	4,700,000	695,995
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.05%, 4/15/2029	CNY	8,150,000	$1,205,206
2.11%, 8/25/2034	CNY	7,000,000	1,043,086
2.12%, 6/25/2031	CNY	7,550,000	1,125,061
2.27%, 5/25/2034	CNY	5,900,000	888,810
2.28%, 3/25/2031	CNY	5,000,000	750,654
2.35%, 2/25/2034	CNY	5,700,000	863,418
2.37%, 1/15/2029	CNY	6,650,000	991,815
2.38%, 1/15/2056	CNY	4,500,000	652,960
2.40%, 7/15/2028	CNY	4,500,000	667,993
2.44%, 10/15/2027	CNY	6,050,000	890,674
2.48%, 4/15/2027	CNY	3,750,000	550,554
2.48%, 9/25/2028	CNY	5,750,000	857,139
2.50%, 7/25/2027	CNY	4,500,000	661,139
2.52%, 8/25/2033	CNY	5,000,000	765,991
2.55%, 10/15/2028	CNY	4,870,000	727,587
2.60%, 9/15/2030	CNY	4,300,000	653,038
2.60%, 9/1/2032	CNY	7,500,000	1,150,474
2.62%, 4/15/2028	CNY	4,450,000	662,412
2.62%, 6/25/2030	CNY	4,000,000	607,076
2.64%, 1/15/2028	CNY	5,500,000	816,362
2.65%, 3/25/2074	CNY	1,500,000	227,274
2.67%, 5/25/2033	CNY	5,400,000	835,253
2.67%, 11/25/2033	CNY	3,000,000	465,050
2.69%, 8/15/2032	CNY	4,000,000	614,344
2.75%, 6/15/2029	CNY	2,550,000	385,880
2.75%, 2/17/2032	CNY	5,650,000	872,125
2.76%, 5/15/2032	CNY	2,650,000	410,024
2.79%, 12/15/2029	CNY	2,000,000	304,486
2.80%, 3/24/2029	CNY	4,000,000	604,701
2.80%, 3/25/2030	CNY	3,600,000	549,827
2.80%, 11/15/2032	CNY	7,750,000	1,205,761
2.85%, 6/4/2027	CNY	6,700,000	990,010
2.88%, 2/25/2033	CNY	3,850,000	603,895
2.89%, 11/18/2031	CNY	6,400,000	995,653
3.00%, 10/15/2053	CNY	4,500,000	737,216
3.12%, 10/25/2052	CNY	3,500,000	579,981
3.19%, 4/15/2053	CNY	5,500,000	925,296
3.25%, 11/22/2028	CNY	6,470,000	988,709
3.27%, 11/19/2030	CNY	8,350,000	1,315,812
3.27%, 3/25/2073	CNY	3,750,000	658,071
3.32%, 4/15/2052	CNY	9,000,000	1,538,470
3.39%, 3/16/2050	CNY	3,550,000	608,297
3.40%, 7/15/2072	CNY	1,000,000	180,755
3.76%, 3/22/2071	CNY	2,500,000	485,007
3.81%, 9/14/2050	CNY	2,500,000	456,453
3.86%, 7/22/2049	CNY	2,500,000	457,265
4.08%, 10/22/2048	CNY	19,330,000	3,627,853
4.63%, 8/11/2034	CNY	500,000	90,716
			68,156,643
CROATIA — 0.3%
Croatia Government International Bonds:
1.13%, 6/19/2029 (a)	EUR	341,000	370,720
1.50%, 6/17/2031	EUR	499,000	528,772
2.88%, 4/22/2032	EUR	984,000	1,109,879
Security Description		Principal Amount	Value
3.25%, 2/25/2036	EUR	200,000	$222,492
3.25%, 2/11/2037	EUR	1,078,000	1,184,323
3.38%, 3/12/2034	EUR	750,000	859,398
			4,275,584
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	199,000	209,964
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	152,768
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	81,128
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	170,333
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	56,667
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	109,972
Series EMTN, 2.75%, 5/3/2049	EUR	400,000	369,077
Series EMTN, 3.25%, 1/28/2036	EUR	250,000	281,342
			1,431,251
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	18,610,000	747,697
0.95%, 5/15/2030	CZK	15,790,000	645,923
1.20%, 3/13/2031	CZK	16,090,000	646,576
1.50%, 4/24/2040	CZK	12,600,000	380,237
1.75%, 6/23/2032	CZK	15,700,000	623,504
1.95%, 7/30/2037	CZK	11,500,000	400,274
2.00%, 10/13/2033	CZK	16,580,000	642,551
2.50%, 8/25/2028	CZK	5,790,000	260,899
2.75%, 7/23/2029	CZK	16,390,000	731,876
3.00%, 3/3/2033	CZK	11,720,000	494,164
3.50%, 5/30/2035	CZK	18,480,000	783,107
3.60%, 6/3/2036	CZK	11,710,000	492,491
4.00%, 4/4/2044	CZK	5,000,000	201,169
4.20%, 12/4/2036	CZK	11,350,000	500,777
4.25%, 10/24/2034	CZK	15,050,000	677,038
4.50%, 11/11/2032	CZK	19,900,000	923,192
4.85%, 11/26/2057	CZK	1,750,000	73,896
4.90%, 4/14/2034	CZK	11,600,000	547,260
5.00%, 9/30/2030	CZK	21,720,000	1,041,487
5.30%, 9/19/2035	CZK	7,000,000	339,199
5.50%, 12/12/2028	CZK	23,400,000	1,130,792
5.75%, 3/29/2029	CZK	11,200,000	546,263
6.20%, 6/16/2031	CZK	11,560,000	583,389
			13,413,761
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
DENMARK — 0.5%
Denmark Government Bonds:
Zero Coupon, 11/15/2031	DKK	7,112,000	$949,757
0.25%, 11/15/2052	DKK	9,617,000	709,835
0.50%, 11/15/2027	DKK	7,375,000	1,105,254
0.50%, 11/15/2029 (a)	DKK	4,740,000	682,094
2.00%, 11/15/2028	DKK	1,700,000	259,485
2.25%, 11/15/2033	DKK	9,738,000	1,450,980
2.25%, 11/15/2035	DKK	3,550,000	518,194
4.50%, 11/15/2039	DKK	13,951,000	2,494,937
			8,170,536
ESTONIA — 0.0% *
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	190,533
Series EMTN, 3.25%, 1/17/2034	EUR	225,000	254,611
4.00%, 10/12/2032	EUR	175,000	209,392
			654,536
FINLAND — 1.3%
Finland Government Bonds:
Zero Coupon, 9/15/2030	EUR	834,000	845,190
0.13%, 9/15/2031	EUR	796,000	785,311
0.13%, 4/15/2036	EUR	411,000	343,393
0.13%, 4/15/2052	EUR	634,000	288,102
0.25%, 9/15/2040	EUR	595,000	426,075
0.50%, 9/15/2027	EUR	684,000	763,811
0.50%, 9/15/2028	EUR	768,000	838,167
0.50%, 9/15/2029	EUR	834,000	887,125
0.50%, 4/15/2043	EUR	684,000	467,806
0.75%, 4/15/2031	EUR	672,000	694,695
1.13%, 4/15/2034	EUR	697,000	685,046
1.38%, 4/15/2047	EUR	805,000	601,293
1.50%, 9/15/2032	EUR	872,000	911,447
2.50%, 4/15/2030	EUR	1,319,000	1,498,029
2.63%, 4/15/2032	EUR	775,000	872,828
2.63%, 7/4/2042	EUR	883,000	887,278
2.75%, 7/4/2028	EUR	547,000	631,115
2.75%, 4/15/2038	EUR	704,000	751,692
2.88%, 4/15/2029	EUR	691,000	797,977
2.95%, 4/15/2055	EUR	789,000	763,427
3.00%, 9/15/2033	EUR	1,180,000	1,346,353
3.00%, 9/15/2034	EUR	1,195,000	1,351,983
3.00%, 9/15/2035	EUR	1,169,000	1,310,972
3.20%, 4/15/2045	EUR	250,000	266,203
3.55%, 4/15/2041	EUR	200,000	226,484
			19,241,802
Security Description		Principal Amount	Value
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 11/25/2029	EUR	1,630,000	$1,686,175
Zero Coupon, 11/25/2030	EUR	1,776,000	1,774,834
Zero Coupon, 11/25/2031	EUR	2,070,000	1,992,486
Zero Coupon, 5/25/2032	EUR	1,493,000	1,408,246
0.50%, 5/25/2029	EUR	1,837,000	1,962,960
0.50%, 5/25/2040	EUR	904,000	643,860
0.50%, 6/25/2044	EUR	586,000	359,261
0.50%, 5/25/2072	EUR	160,000	49,733
0.75%, 2/25/2028	EUR	1,867,000	2,069,628
0.75%, 5/25/2028	EUR	2,051,000	2,261,380
0.75%, 11/25/2028	EUR	1,936,000	2,109,873
0.75%, 5/25/2052	EUR	1,022,000	519,175
0.75%, 5/25/2053	EUR	1,184,000	582,815
1.25%, 5/25/2034	EUR	2,134,000	2,061,202
1.25%, 5/25/2036	EUR	2,134,000	1,938,936
1.25%, 5/25/2038	EUR	974,000	831,582
1.50%, 5/25/2031	EUR	1,809,000	1,921,737
1.50%, 5/25/2050	EUR	265,000	176,760
1.75%, 6/25/2039	EUR	1,014,000	902,396
1.75%, 5/25/2066	EUR	849,000	500,934
2.00%, 11/25/2032	EUR	1,100,000	1,165,202
2.00%, 5/25/2048	EUR	576,000	445,861
2.40%, 9/24/2028	EUR	2,876,000	3,275,288
2.40%, 9/24/2029	EUR	1,325,000	1,497,353
2.50%, 9/24/2027	EUR	1,584,000	1,817,180
2.50%, 5/25/2030	EUR	2,093,000	2,360,815
2.50%, 5/25/2043	EUR	1,455,000	1,329,710
2.70%, 2/25/2031	EUR	2,725,000	3,076,636
2.75%, 10/25/2027	EUR	1,874,000	2,157,452
2.75%, 2/25/2029	EUR	1,768,000	2,027,311
2.75%, 2/25/2030	EUR	2,928,000	3,338,893
3.00%, 5/25/2033	EUR	1,660,000	1,860,188
3.00%, 11/25/2034	EUR	1,325,000	1,457,797
3.00%, 6/25/2049	EUR	498,000	463,983
3.00%, 5/25/2054	EUR	782,000	694,099
3.20%, 5/25/2035	EUR	1,775,000	1,971,380
3.25%, 5/25/2045	EUR	1,377,000	1,382,228
3.25%, 5/25/2055	EUR	964,000	893,413
3.50%, 11/25/2033	EUR	1,583,000	1,823,615
3.50%, 11/25/2035	EUR	1,500,000	1,696,499
3.60%, 5/25/2042	EUR	1,090,000	1,171,399
3.75%, 5/25/2056	EUR	800,000	811,333
4.00%, 10/25/2038	EUR	1,192,000	1,379,097
4.00%, 4/25/2055	EUR	1,080,000	1,156,344
4.00%, 4/25/2060	EUR	1,058,000	1,119,621
4.10%, 5/25/2046	EUR	800,000	900,163
4.40%, 5/25/2057	EUR	275,000	311,636
4.50%, 4/25/2041	EUR	1,851,000	2,229,102
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
4.75%, 4/25/2035	EUR	1,369,000	$1,709,860
5.50%, 4/25/2029	EUR	1,606,000	1,987,928
5.75%, 10/25/2032	EUR	1,309,000	1,719,789
			74,985,148
GERMANY — 4.6%
Bundesobligation:
1.30%, 10/15/2027	EUR	1,208,000	1,365,155
2.10%, 4/12/2029	EUR	1,844,000	2,092,166
2.20%, 4/13/2028	EUR	650,000	742,859
2.20%, 10/10/2030	EUR	1,600,000	1,803,810
2.40%, 10/19/2028	EUR	1,041,000	1,192,879
2.40%, 4/18/2030	EUR	2,641,000	3,009,262
2.50%, 10/11/2029	EUR	1,039,000	1,190,501
2.50%, 4/16/2031	EUR	950,000	1,082,547
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 11/15/2027	EUR	371,000	410,235
Zero Coupon, 11/15/2028	EUR	542,000	583,961
Zero Coupon, 8/15/2029	EUR	429,000	452,848
Zero Coupon, 2/15/2030	EUR	484,000	503,650
Zero Coupon, 8/15/2030	EUR	892,000	915,717
Zero Coupon, 2/15/2031	EUR	595,000	602,187
Zero Coupon, 8/15/2031	EUR	995,000	992,148
Zero Coupon, 2/15/2032	EUR	1,260,000	1,237,043
Zero Coupon, 5/15/2036	EUR	1,037,000	879,874
Zero Coupon, 8/15/2050	EUR	2,114,000	1,069,900
Zero Coupon, 8/15/2052	EUR	1,392,000	658,514
0.25%, 8/15/2028	EUR	713,000	777,805
0.25%, 2/15/2029	EUR	120,000	129,356
0.50%, 8/15/2027	EUR	1,086,000	1,216,613
0.50%, 2/15/2028	EUR	787,000	872,467
1.00%, 5/15/2038	EUR	1,344,000	1,210,383
1.25%, 8/15/2048	EUR	1,456,000	1,106,648
1.70%, 8/15/2032	EUR	750,000	810,059
1.80%, 8/15/2053	EUR	1,694,000	1,388,272
2.10%, 11/15/2029	EUR	1,068,000	1,206,443
2.20%, 2/15/2034	EUR	1,317,000	1,442,431
2.30%, 2/15/2033	EUR	2,047,000	2,279,299
2.40%, 11/15/2030	EUR	1,343,000	1,526,202
2.50%, 11/15/2032	EUR	500,000	564,572
2.50%, 2/15/2035	EUR	1,800,000	2,000,290
2.50%, 7/4/2044	EUR	844,000	854,541
2.50%, 8/15/2046	EUR	789,000	787,523
2.50%, 8/15/2054	EUR	1,350,000	1,289,002
Security Description		Principal Amount	Value
2.60%, 8/15/2033	EUR	1,343,000	$1,519,158
2.60%, 8/15/2034	EUR	1,386,000	1,557,340
2.60%, 8/15/2035	EUR	1,300,000	1,450,620
2.60%, 5/15/2041	EUR	2,000,000	2,106,844
2.90%, 8/15/2056	EUR	1,150,000	1,185,332
3.25%, 7/4/2042	EUR	1,123,000	1,276,895
3.40%, 5/15/2047	EUR	250,000	286,794
4.00%, 1/4/2037	EUR	1,320,000	1,650,029
4.25%, 7/4/2039	EUR	1,155,000	1,477,367
4.75%, 7/4/2028	EUR	1,284,000	1,548,181
4.75%, 7/4/2034	EUR	1,080,000	1,410,866
4.75%, 7/4/2040	EUR	1,085,000	1,457,233
5.50%, 1/4/2031	EUR	1,263,000	1,634,076
5.63%, 1/4/2028	EUR	1,349,000	1,633,541
6.25%, 1/4/2030	EUR	1,179,000	1,530,289
6.50%, 7/4/2027	EUR	1,157,000	1,397,190
Bundesschatzanweisungen:
1.70%, 6/10/2027	EUR	900,000	1,026,270
1.90%, 9/16/2027	EUR	1,500,000	1,710,859
2.00%, 12/16/2027	EUR	2,100,000	2,394,785
			68,500,831
GREECE — 0.8%
Hellenic Republic Government Bonds:
0.75%, 6/18/2031	EUR	875,000	890,823
1.50%, 6/18/2030	EUR	900,000	972,907
1.75%, 6/18/2032	EUR	525,000	551,399
1.88%, 1/24/2052	EUR	350,000	247,961
2.00%, 4/22/2027	EUR	600,000	688,555
3.38%, 6/15/2034	EUR	700,000	791,913
3.38%, 6/16/2036	EUR	675,000	746,318
3.63%, 6/15/2035	EUR	1,075,000	1,225,783
3.88%, 6/15/2028	EUR	625,000	736,155
3.88%, 3/12/2029	EUR	450,000	531,705
4.13%, 6/15/2054	EUR	600,000	653,750
4.25%, 6/15/2033	EUR	1,250,000	1,509,936
4.38%, 7/18/2038	EUR	1,750,000	2,081,074
			11,628,279
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,800,000	226,632
1.59%, 3/4/2036	HKD	200,000	22,482
1.89%, 3/2/2032	HKD	800,000	98,407
1.97%, 1/17/2029	HKD	600,000	75,915
2.02%, 3/7/2034	HKD	300,000	36,185
2.13%, 7/16/2030	HKD	500,000	63,129
Hong Kong Government Infrastructure Bonds Programme:
2.70%, 5/15/2030	HKD	900,000	116,404
2.76%, 4/25/2028	HKD	500,000	64,413
2.89%, 10/25/2027	HKD	950,000	122,327
2.91%, 2/7/2033	HKD	900,000	117,102
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
3.23%, 12/5/2029	HKD	1,000,000	$131,613
3.84%, 1/16/2035	HKD	1,200,000	164,388
			1,238,997
HUNGARY — 0.4%
Hungary Government Bonds:
2.00%, 5/23/2029	HUF	174,810,000	448,065
2.25%, 4/20/2033	HUF	122,740,000	268,739
2.25%, 6/22/2034	HUF	73,000,000	152,572
3.00%, 10/27/2027	HUF	63,260,000	177,794
3.00%, 8/21/2030	HUF	183,210,000	462,761
3.00%, 10/27/2038	HUF	103,500,000	204,595
3.00%, 4/25/2041	HUF	134,630,000	250,957
3.25%, 10/22/2031	HUF	160,000,000	393,857
4.50%, 3/23/2028	HUF	138,000,000	392,139
4.50%, 5/27/2032	HUF	71,000,000	184,298
4.75%, 11/24/2032	HUF	183,000,000	475,694
6.00%, 11/28/2029	HUF	160,000,000	458,582
6.25%, 9/23/2037	HUF	140,000,000	389,370
6.75%, 10/22/2028	HUF	293,600,000	867,652
6.75%, 7/23/2031	HUF	110,000,000	322,035
7.00%, 10/24/2035	HUF	367,000,000	1,081,023
			6,530,133
INDONESIA — 2.3%
Indonesia Treasury Bonds:
5.88%, 3/15/2031	IDR	23,819,000,000	1,359,832
6.13%, 5/15/2028	IDR	13,589,000,000	794,212
6.25%, 6/15/2036	IDR	7,270,000,000	407,363
6.38%, 8/15/2028	IDR	16,828,000,000	991,906
6.38%, 4/15/2032	IDR	26,352,000,000	1,517,210
6.38%, 7/15/2037	IDR	2,105,000,000	118,217
6.50%, 7/15/2030	IDR	26,449,000,000	1,543,098
6.50%, 2/15/2031	IDR	24,990,000,000	1,459,806
6.50%, 4/15/2036	IDR	25,550,000,000	1,463,196
6.63%, 5/15/2033	IDR	18,475,000,000	1,068,308
6.63%, 2/15/2034	IDR	28,598,000,000	1,653,383
6.75%, 7/15/2035	IDR	33,263,000,000	1,936,729
6.88%, 4/15/2029	IDR	22,462,000,000	1,332,372
6.88%, 8/15/2051	IDR	8,315,000,000	486,058
6.88%, 7/15/2054	IDR	12,130,000,000	708,571
7.00%, 5/15/2027	IDR	18,350,000,000	1,090,564
7.00%, 9/15/2030	IDR	18,400,000,000	1,092,262
7.00%, 2/15/2033	IDR	21,205,000,000	1,255,566
7.13%, 6/15/2038	IDR	19,658,000,000	1,170,614
7.13%, 8/15/2040	IDR	27,500,000,000	1,640,987
7.13%, 6/15/2042	IDR	18,230,000,000	1,087,669
7.13%, 6/15/2043	IDR	13,000,000,000	774,956
7.13%, 8/15/2045	IDR	22,000,000,000	1,325,359
7.38%, 10/15/2030	IDR	20,000,000,000	1,248,465
7.38%, 5/15/2048	IDR	10,875,000,000	666,981
7.50%, 5/15/2038	IDR	15,342,000,000	943,387
7.50%, 4/15/2040	IDR	12,980,000,000	792,821
9.00%, 3/15/2029	IDR	2,000,000,000	125,761
Security Description		Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia:
5.00%, 11/15/2030	IDR	12,800,000,000	$715,504
5.88%, 7/15/2028	IDR	27,000,000,000	1,578,163
6.10%, 2/15/2037	IDR	6,000,000,000	336,462
6.38%, 3/15/2034	IDR	6,900,000,000	411,237
6.50%, 6/15/2039	IDR	2,814,000,000	163,584
6.75%, 6/15/2047	IDR	4,500,000,000	259,968
6.88%, 3/15/2036	IDR	10,000,000,000	594,191
6.88%, 12/15/2049	IDR	15,500,000,000	925,798
			35,040,560
IRELAND — 1.1%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	977,000	961,730
0.20%, 5/15/2027	EUR	665,000	746,651
0.20%, 10/18/2030	EUR	1,108,000	1,136,304
0.35%, 10/18/2032	EUR	538,000	524,390
0.40%, 5/15/2035	EUR	557,900	502,822
0.55%, 4/22/2041	EUR	555,000	420,467
0.90%, 5/15/2028	EUR	933,000	1,036,851
1.10%, 5/15/2029	EUR	1,354,000	1,484,711
1.30%, 5/15/2033	EUR	611,000	628,456
1.35%, 3/18/2031	EUR	976,000	1,050,393
1.50%, 5/15/2050	EUR	758,000	577,250
1.70%, 5/15/2037	EUR	861,000	843,458
2.00%, 2/18/2045	EUR	1,148,000	1,037,609
2.40%, 5/15/2030	EUR	1,123,000	1,274,448
2.60%, 10/18/2034	EUR	1,705,000	1,889,404
3.00%, 10/18/2043	EUR	784,000	838,737
3.10%, 6/18/2036	EUR	425,000	482,947
3.15%, 10/18/2055	EUR	591,000	613,913
			16,050,541
ISRAEL — 1.0%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	3,449,000	974,374
1.30%, 4/30/2032	ILS	3,925,000	1,064,613
1.50%, 5/31/2037	ILS	5,828,000	1,409,656
2.25%, 9/28/2028	ILS	4,669,000	1,418,175
2.80%, 11/29/2052	ILS	4,337,000	998,768
3.75%, 9/30/2027	ILS	4,715,000	1,490,328
3.75%, 2/28/2029	ILS	4,181,000	1,315,356
3.75%, 7/31/2031	ILS	1,100,000	344,707
3.75%, 3/31/2047	ILS	3,665,000	1,056,643
4.00%, 3/30/2035	ILS	5,163,000	1,620,259
4.10%, 7/31/2028	ILS	1,750,000	556,111
4.15%, 10/31/2035	ILS	1,350,000	427,860
4.60%, 8/31/2029	ILS	3,150,000	1,017,924
5.50%, 1/31/2042	ILS	3,148,000	1,133,089
			14,827,863
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.90%, 4/1/2031	EUR	956,000	$982,416
0.95%, 8/1/2030	EUR	618,000	648,829
0.95%, 12/1/2031	EUR	350,000	353,754
0.95%, 6/1/2032	EUR	634,000	631,424
1.35%, 4/1/2030	EUR	741,000	798,114
1.45%, 3/1/2036	EUR	368,000	340,310
1.50%, 4/30/2045	EUR	477,000	347,198
1.65%, 12/1/2030	EUR	767,000	824,250
1.65%, 3/1/2032	EUR	913,000	955,176
1.70%, 9/1/2051	EUR	367,000	246,358
1.80%, 3/1/2041	EUR	425,000	358,964
2.00%, 2/1/2028	EUR	863,000	979,732
2.05%, 8/1/2027	EUR	618,000	705,644
2.10%, 8/26/2027	EUR	1,925,000	2,197,238
2.15%, 9/1/2052	EUR	426,000	314,658
2.15%, 3/1/2072	EUR	278,000	186,114
2.20%, 2/28/2028	EUR	700,000	796,539
2.25%, 9/1/2036	EUR	538,000	533,821
2.35%, 1/15/2029	EUR	725,000	821,487
2.40%, 3/15/2029	EUR	350,000	396,553
2.45%, 9/1/2033	EUR	651,000	696,028
2.45%, 9/1/2050	EUR	494,000	399,963
2.65%, 12/1/2027	EUR	603,000	693,012
2.65%, 6/15/2028	EUR	1,125,000	1,289,319
2.70%, 10/15/2027	EUR	450,000	517,562
2.70%, 10/1/2030	EUR	600,000	676,457
2.70%, 3/1/2047	EUR	387,000	343,074
2.80%, 12/1/2028	EUR	735,000	844,817
2.80%, 6/15/2029	EUR	557,000	637,597
2.80%, 3/1/2067	EUR	220,000	176,420
2.85%, 2/1/2031	EUR	450,000	508,956
2.95%, 7/1/2030	EUR	589,000	672,538
2.95%, 9/1/2038	EUR	564,000	580,490
3.00%, 8/1/2029	EUR	984,000	1,133,368
3.00%, 10/1/2029	EUR	1,146,000	1,317,001
3.10%, 3/1/2040	EUR	558,000	571,797
3.15%, 11/15/2031	EUR	871,000	992,827
3.15%, 3/15/2033	EUR	575,000	646,211
3.25%, 7/15/2032	EUR	750,000	853,771
3.25%, 11/15/2032	EUR	650,000	737,486
3.25%, 3/1/2038	EUR	584,000	623,904
3.25%, 9/1/2046	EUR	431,000	420,574
3.35%, 7/1/2029	EUR	799,000	929,146
3.35%, 3/1/2035	EUR	779,000	871,069
3.40%, 4/1/2028	EUR	469,000	545,995
3.45%, 7/15/2027	EUR	475,000	551,917
3.45%, 7/15/2031	EUR	946,000	1,097,198
3.45%, 2/1/2036	EUR	375,000	417,116
3.45%, 3/1/2048	EUR	591,000	589,305
3.50%, 3/1/2030	EUR	1,246,000	1,457,447
3.50%, 2/15/2031	EUR	1,265,000	1,472,480
3.60%, 10/1/2035	EUR	650,000	734,437
Security Description		Principal Amount	Value
3.65%, 8/1/2035	EUR	770,000	$874,961
3.70%, 6/15/2030	EUR	631,000	741,949
3.80%, 8/1/2028	EUR	1,134,000	1,332,726
3.85%, 7/1/2034	EUR	1,209,000	1,406,469
3.85%, 2/1/2035	EUR	1,800,000	2,085,512
3.85%, 10/1/2040	EUR	400,000	443,182
3.85%, 9/1/2049	EUR	783,000	826,291
3.95%, 10/1/2041	EUR	500,000	555,519
4.00%, 11/15/2030	EUR	564,000	671,084
4.00%, 10/30/2031	EUR	644,000	767,275
4.00%, 4/30/2035	EUR	618,000	724,670
4.00%, 2/1/2037	EUR	1,219,000	1,416,891
4.05%, 10/30/2037	EUR	600,000	694,776
4.10%, 2/1/2029	EUR	859,000	1,019,412
4.10%, 4/30/2046	EUR	350,000	387,583
4.15%, 10/1/2039	EUR	835,000	962,666
4.20%, 3/1/2034	EUR	805,000	961,009
4.30%, 10/1/2054	EUR	478,000	528,851
4.35%, 11/1/2033	EUR	341,000	411,671
4.45%, 9/1/2043	EUR	786,000	918,724
4.50%, 10/1/2053	EUR	771,000	882,763
4.65%, 10/1/2055	EUR	500,000	582,446
4.75%, 9/1/2028	EUR	1,364,000	1,638,180
4.75%, 9/1/2044	EUR	781,000	948,024
5.00%, 8/1/2034	EUR	906,000	1,140,359
5.00%, 8/1/2039	EUR	909,000	1,142,847
5.00%, 9/1/2040	EUR	1,221,000	1,533,311
5.25%, 11/1/2029	EUR	1,363,000	1,686,966
5.75%, 2/1/2033	EUR	762,000	996,415
6.00%, 5/1/2031	EUR	1,212,000	1,574,072
6.50%, 11/1/2027	EUR	1,216,000	1,480,784
			68,755,249
JAPAN — 22.9%
Japan Government Five Year Bonds:
0.01%, 6/20/2027	JPY	390,000,000	2,417,220
0.10%, 9/20/2027	JPY	358,250,000	2,214,939
0.10%, 3/20/2028	JPY	303,100,000	1,859,086
0.10%, 6/20/2028	JPY	163,450,000	998,536
0.20%, 12/20/2027	JPY	288,000,000	1,776,516
0.20%, 3/20/2028	JPY	137,100,000	842,585
0.20%, 6/20/2028	JPY	120,500,000	737,770
0.20%, 12/20/2028	JPY	204,900,000	1,244,868
0.30%, 12/20/2027	JPY	184,050,000	1,137,306
0.30%, 6/20/2028	JPY	128,500,000	788,487
0.30%, 9/20/2028	JPY	213,800,000	1,307,407
0.30%, 12/20/2028	JPY	315,300,000	1,921,242
0.40%, 9/20/2028	JPY	356,350,000	2,184,511
0.40%, 12/20/2028	JPY	250,000,000	1,527,374
0.40%, 3/20/2029	JPY	157,650,000	959,674
0.40%, 6/20/2029	JPY	307,250,000	1,862,755
0.50%, 3/20/2029	JPY	172,400,000	1,052,606
0.50%, 6/20/2029	JPY	470,400,000	2,860,978
0.60%, 3/20/2029	JPY	164,100,000	1,004,920
0.60%, 6/20/2029	JPY	251,500,000	1,534,752
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
0.60%, 9/20/2029	JPY	314,350,000	$1,910,404
0.70%, 9/20/2029	JPY	386,300,000	2,355,631
0.90%, 12/20/2029	JPY	340,300,000	2,083,126
1.00%, 12/20/2029	JPY	425,000,000	2,611,229
1.00%, 3/20/2030	JPY	619,000,000	3,791,895
1.00%, 6/20/2030	JPY	406,000,000	2,478,772
1.10%, 12/20/2029	JPY	400,000,000	2,466,403
1.10%, 6/20/2030	JPY	275,000,000	1,686,214
1.30%, 9/20/2030	JPY	415,500,000	2,562,759
1.40%, 9/20/2030	JPY	350,000,000	2,168,134
1.60%, 12/20/2030	JPY	716,650,000	4,470,312
Japan Government Forty Year Bonds:
0.40%, 3/20/2056	JPY	149,200,000	384,990
0.50%, 3/20/2059	JPY	106,350,000	267,429
0.50%, 3/20/2060	JPY	165,800,000	412,181
0.70%, 3/20/2061	JPY	131,700,000	351,208
0.80%, 3/20/2058	JPY	143,900,000	421,180
0.90%, 3/20/2057	JPY	111,100,000	344,145
1.00%, 3/20/2062	JPY	183,000,000	543,053
1.30%, 3/20/2063	JPY	283,700,000	925,498
1.40%, 3/20/2055	JPY	123,350,000	464,038
1.70%, 3/20/2054	JPY	108,850,000	451,362
1.90%, 3/20/2053	JPY	458,350,000	2,013,150
2.00%, 3/20/2052	JPY	62,100,000	282,551
2.20%, 3/20/2049	JPY	122,350,000	614,734
2.20%, 3/20/2050	JPY	75,000,000	370,484
2.20%, 3/20/2051	JPY	91,250,000	441,962
2.20%, 3/20/2064	JPY	419,100,000	1,812,438
2.40%, 3/20/2048	JPY	121,800,000	644,769
3.10%, 3/20/2065	JPY	275,000,000	1,498,732
Japan Government Ten Year Bonds:
0.10%, 6/20/2027	JPY	266,750,000	1,655,245
0.10%, 9/20/2027	JPY	480,800,000	2,972,655
0.10%, 12/20/2027	JPY	573,900,000	3,534,162
0.10%, 3/20/2028	JPY	680,750,000	4,175,558
0.10%, 6/20/2028	JPY	471,850,000	2,882,885
0.10%, 9/20/2028	JPY	418,000,000	2,543,838
0.10%, 12/20/2028	JPY	634,400,000	3,844,283
0.10%, 3/20/2029	JPY	468,050,000	2,823,981
0.10%, 6/20/2029	JPY	420,100,000	2,522,580
0.10%, 9/20/2029	JPY	567,250,000	3,387,704
0.10%, 12/20/2029	JPY	642,450,000	3,817,467
0.10%, 3/20/2030	JPY	588,750,000	3,480,098
0.10%, 6/20/2030	JPY	645,200,000	3,792,400
0.10%, 9/20/2030	JPY	569,700,000	3,330,860
0.10%, 12/20/2030	JPY	560,400,000	3,258,697
0.10%, 3/20/2031	JPY	591,200,000	3,419,030
0.10%, 6/20/2031	JPY	555,500,000	3,194,064
0.10%, 9/20/2031	JPY	559,750,000	3,199,466
0.10%, 12/20/2031	JPY	565,000,000	3,210,865
0.20%, 3/20/2032	JPY	610,550,000	3,470,567
0.20%, 6/20/2032	JPY	539,150,000	3,045,559
0.20%, 9/20/2032	JPY	784,000,000	4,402,799
Security Description		Principal Amount	Value
0.40%, 6/20/2033	JPY	701,550,000	$3,926,810
0.50%, 12/20/2032	JPY	716,350,000	4,084,307
0.50%, 3/20/2033	JPY	556,800,000	3,159,050
0.60%, 12/20/2033	JPY	728,250,000	4,089,122
0.70%, 12/20/2033	JPY	142,100,000	802,920
0.80%, 9/20/2033	JPY	636,650,000	3,651,023
0.80%, 3/20/2034	JPY	688,100,000	3,904,251
0.90%, 9/20/2034	JPY	690,000,000	3,905,403
1.00%, 3/20/2034	JPY	112,650,000	649,701
1.10%, 6/20/2034	JPY	548,950,000	3,175,311
1.20%, 12/20/2034	JPY	512,000,000	2,958,233
1.40%, 3/20/2035	JPY	525,000,000	3,072,153
1.50%, 6/20/2035	JPY	656,650,000	3,861,601
1.70%, 9/20/2035	JPY	663,500,000	3,956,227
2.10%, 12/20/2035	JPY	663,500,000	4,086,683
Japan Government Thirty Year Bonds:
0.30%, 6/20/2046	JPY	82,750,000	290,897
0.40%, 6/20/2049	JPY	75,000,000	240,675
0.40%, 9/20/2049	JPY	45,600,000	144,958
0.40%, 12/20/2049	JPY	74,150,000	233,329
0.40%, 3/20/2050	JPY	103,800,000	323,503
0.50%, 9/20/2046	JPY	118,750,000	435,185
0.50%, 3/20/2049	JPY	66,600,000	222,578
0.60%, 12/20/2046	JPY	90,550,000	337,156
0.60%, 6/20/2050	JPY	61,650,000	202,543
0.60%, 9/20/2050	JPY	155,550,000	506,229
0.70%, 6/20/2048	JPY	153,500,000	556,388
0.70%, 12/20/2048	JPY	77,500,000	276,367
0.70%, 12/20/2050	JPY	99,150,000	329,665
0.70%, 3/20/2051	JPY	76,550,000	252,265
0.70%, 6/20/2051	JPY	90,500,000	295,335
0.70%, 9/20/2051	JPY	237,300,000	767,641
0.70%, 12/20/2051	JPY	196,150,000	628,804
0.80%, 3/20/2046	JPY	158,650,000	636,365
0.80%, 3/20/2047	JPY	180,750,000	701,038
0.80%, 6/20/2047	JPY	71,500,000	274,998
0.80%, 9/20/2047	JPY	89,650,000	341,993
0.80%, 12/20/2047	JPY	120,000,000	453,977
0.80%, 3/20/2048	JPY	191,550,000	718,749
0.90%, 9/20/2048	JPY	60,150,000	228,029
1.00%, 3/20/2052	JPY	217,050,000	759,818
1.20%, 6/20/2053	JPY	92,800,000	336,580
1.30%, 6/20/2052	JPY	233,850,000	888,010
1.40%, 9/20/2045	JPY	213,500,000	986,040
1.40%, 12/20/2045	JPY	543,650,000	2,494,864
1.40%, 9/20/2052	JPY	166,350,000	646,809
1.40%, 3/20/2053	JPY	120,500,000	464,837
1.50%, 12/20/2044	JPY	291,900,000	1,397,282
1.50%, 3/20/2045	JPY	237,850,000	1,132,049
1.60%, 6/20/2045	JPY	231,150,000	1,114,748
1.60%, 12/20/2052	JPY	222,550,000	909,323
1.60%, 12/20/2053	JPY	195,000,000	786,141
1.70%, 6/20/2033	JPY	75,250,000	462,526
1.70%, 12/20/2043	JPY	143,000,000	724,114
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
1.70%, 3/20/2044	JPY	132,550,000	$667,866
1.70%, 6/20/2044	JPY	120,200,000	602,458
1.70%, 9/20/2044	JPY	105,900,000	528,388
1.80%, 3/20/2043	JPY	122,600,000	640,566
1.80%, 9/20/2043	JPY	99,750,000	516,005
1.80%, 9/20/2053	JPY	195,000,000	830,684
1.80%, 3/20/2054	JPY	222,450,000	942,571
1.90%, 9/20/2042	JPY	148,250,000	794,357
1.90%, 6/20/2043	JPY	83,300,000	440,062
2.00%, 12/20/2033	JPY	99,700,000	622,390
2.00%, 9/20/2040	JPY	250,000,000	1,410,742
2.00%, 9/20/2041	JPY	141,600,000	784,367
2.00%, 3/20/2042	JPY	298,000,000	1,636,237
2.10%, 9/20/2054	JPY	426,500,000	1,937,413
2.20%, 3/20/2041	JPY	122,800,000	705,353
2.20%, 6/20/2054	JPY	180,050,000	839,441
2.30%, 12/20/2035	JPY	42,000,000	263,426
2.30%, 12/20/2036	JPY	144,700,000	895,796
2.30%, 3/20/2039	JPY	123,000,000	737,536
2.30%, 3/20/2040	JPY	578,950,000	3,419,732
2.30%, 12/20/2054	JPY	319,500,000	1,518,313
2.40%, 3/20/2034	JPY	77,900,000	499,233
2.40%, 12/20/2034	JPY	59,400,000	378,702
2.40%, 3/20/2037	JPY	126,400,000	787,630
2.40%, 9/20/2038	JPY	199,800,000	1,219,799
2.40%, 3/20/2055	JPY	331,300,000	1,609,415
2.50%, 6/20/2034	JPY	85,900,000	553,785
2.50%, 9/20/2034	JPY	88,150,000	567,476
2.50%, 9/20/2035	JPY	56,550,000	361,456
2.50%, 3/20/2036	JPY	153,800,000	978,852
2.50%, 9/20/2036	JPY	32,000,000	202,480
2.50%, 9/20/2037	JPY	171,100,000	1,069,243
2.80%, 6/20/2055	JPY	233,300,000	1,237,990
3.20%, 9/20/2055	JPY	210,500,000	1,211,159
3.40%, 12/20/2055	JPY	167,900,000	1,004,857
Japan Government Twenty Year Bonds:
0.20%, 6/20/2036	JPY	177,950,000	897,513
0.30%, 6/20/2039	JPY	197,450,000	905,721
0.30%, 9/20/2039	JPY	182,750,000	830,881
0.30%, 12/20/2039	JPY	178,200,000	802,947
0.40%, 3/20/2036	JPY	157,900,000	820,834
0.40%, 3/20/2039	JPY	200,400,000	941,410
0.40%, 3/20/2040	JPY	177,900,000	807,019
0.40%, 6/20/2040	JPY	208,850,000	939,018
0.40%, 9/20/2040	JPY	329,650,000	1,469,262
0.40%, 6/20/2041	JPY	211,700,000	918,578
0.50%, 9/20/2036	JPY	193,550,000	1,001,207
0.50%, 3/20/2038	JPY	221,550,000	1,091,359
0.50%, 6/20/2038	JPY	199,000,000	972,072
0.50%, 12/20/2038	JPY	259,800,000	1,248,457
0.50%, 12/20/2040	JPY	209,600,000	941,520
0.50%, 3/20/2041	JPY	218,150,000	971,370
0.50%, 9/20/2041	JPY	235,150,000	1,029,241
0.50%, 12/20/2041	JPY	452,550,000	1,964,435
Security Description		Principal Amount	Value
0.60%, 12/20/2036	JPY	165,900,000	$860,993
0.60%, 6/20/2037	JPY	416,550,000	2,128,335
0.60%, 9/20/2037	JPY	171,300,000	868,204
0.60%, 12/20/2037	JPY	146,000,000	734,368
0.70%, 3/20/2037	JPY	369,650,000	1,926,367
0.70%, 9/20/2038	JPY	182,750,000	909,603
0.80%, 3/20/2042	JPY	200,000,000	908,115
0.90%, 6/20/2042	JPY	219,400,000	1,005,801
1.00%, 12/20/2035	JPY	277,000,000	1,541,495
1.10%, 9/20/2042	JPY	355,900,000	1,676,750
1.10%, 3/20/2043	JPY	225,150,000	1,046,214
1.10%, 6/20/2043	JPY	205,000,000	945,907
1.20%, 12/20/2034	JPY	371,700,000	2,148,542
1.20%, 3/20/2035	JPY	440,750,000	2,535,538
1.20%, 9/20/2035	JPY	198,100,000	1,129,478
1.30%, 6/20/2035	JPY	258,500,000	1,494,211
1.30%, 12/20/2043	JPY	253,950,000	1,200,137
1.40%, 9/20/2034	JPY	207,550,000	1,225,496
1.40%, 12/20/2042	JPY	242,600,000	1,194,213
1.50%, 3/20/2033	JPY	86,200,000	524,195
1.50%, 3/20/2034	JPY	157,950,000	947,005
1.50%, 6/20/2034	JPY	255,900,000	1,529,207
1.50%, 9/20/2043	JPY	225,000,000	1,107,152
1.60%, 6/20/2030	JPY	100,000,000	625,935
1.60%, 3/20/2032	JPY	84,050,000	519,352
1.60%, 6/20/2032	JPY	75,000,000	462,276
1.60%, 3/20/2033	JPY	29,850,000	182,738
1.60%, 12/20/2033	JPY	244,900,000	1,484,809
1.60%, 3/20/2044	JPY	196,750,000	974,623
1.70%, 3/20/2032	JPY	101,400,000	630,147
1.70%, 6/20/2032	JPY	50,000,000	310,051
1.70%, 9/20/2032	JPY	84,000,000	519,639
1.70%, 12/20/2032	JPY	100,000,000	617,525
1.70%, 6/20/2033	JPY	200,750,000	1,233,775
1.70%, 9/20/2033	JPY	195,250,000	1,196,377
1.80%, 9/20/2030	JPY	95,050,000	599,074
1.80%, 9/20/2031	JPY	188,350,000	1,180,926
1.80%, 12/20/2031	JPY	86,550,000	541,796
1.80%, 3/20/2032	JPY	75,000,000	468,678
1.80%, 12/20/2032	JPY	33,450,000	207,866
1.80%, 9/20/2044	JPY	233,900,000	1,187,099
1.90%, 12/20/2028	JPY	79,500,000	505,644
1.90%, 3/20/2029	JPY	54,300,000	345,303
1.90%, 9/20/2030	JPY	88,200,000	558,262
1.90%, 6/20/2044	JPY	282,000,000	1,462,344
2.00%, 3/20/2027	JPY	88,050,000	558,220
2.00%, 12/20/2044	JPY	261,150,000	1,364,746
2.10%, 6/20/2027	JPY	47,800,000	303,854
2.10%, 12/20/2027	JPY	92,250,000	587,723
2.10%, 9/20/2028	JPY	111,350,000	711,453
2.10%, 12/20/2028	JPY	57,900,000	370,154
2.10%, 9/20/2029	JPY	170,900,000	1,092,948
2.10%, 3/20/2030	JPY	167,550,000	1,070,945
2.20%, 9/20/2027	JPY	149,350,000	951,957
2.20%, 3/20/2028	JPY	83,000,000	530,268
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.20%, 9/20/2028	JPY	72,200,000	$462,368
2.20%, 12/20/2029	JPY	134,400,000	862,233
2.20%, 3/20/2031	JPY	60,650,000	388,630
2.30%, 6/20/2027	JPY	150,000,000	955,780
2.40%, 6/20/2028	JPY	125,800,000	808,081
2.40%, 3/20/2045	JPY	237,500,000	1,319,529
2.50%, 6/20/2045	JPY	200,000,000	1,125,401
2.70%, 9/20/2045	JPY	203,400,000	1,177,544
3.20%, 12/20/2045	JPY	272,800,000	1,698,240
Japan Government Two Year Bonds:
0.70%, 5/1/2027	JPY	235,000,000	1,470,371
0.70%, 7/1/2027	JPY	250,000,000	1,562,072
0.80%, 6/1/2027	JPY	200,000,000	1,251,945
0.90%, 4/1/2027	JPY	69,000,000	432,810
0.90%, 8/1/2027	JPY	220,700,000	1,381,661
0.90%, 9/1/2027	JPY	150,000,000	938,488
1.00%, 10/1/2027	JPY	294,000,000	1,840,988
1.00%, 11/1/2027	JPY	234,500,000	1,467,538
1.00%, 12/1/2027	JPY	175,000,000	1,094,649
1.10%, 1/1/2028	JPY	167,000,000	1,045,815
1.30%, 2/1/2028	JPY	300,000,000	1,884,424
1.30%, 3/1/2028	JPY	297,000,000	1,864,964
			343,757,669
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 1.38%, 5/16/2036	EUR	225,000	206,361
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	84,369
Series GMTN, 2.88%, 5/21/2030	EUR	500,000	567,812
Series GMTN, 3.50%, 1/17/2028	EUR	605,000	702,356
Series GMTN, 3.50%, 10/2/2035	EUR	250,000	279,766
			1,840,664
LITHUANIA — 0.2%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	280,000	137,557
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	156,767
Series EMTN, 2.10%, 5/26/2047	EUR	305,000	236,892
Series EMTN, 2.13%, 10/22/2035	EUR	336,000	335,009
Series EMTN, 2.88%, 1/28/2030	EUR	250,000	284,532
Series EMTN, 3.50%, 2/13/2034	EUR	500,000	566,304
Series EMTN, 3.63%, 3/10/2036 (a)	EUR	275,000	308,466
Security Description		Principal Amount	Value
Series EMTN, 3.63%, 1/28/2040	EUR	250,000	$270,457
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	292,047
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	176,348
			2,764,379
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
1.38%, 5/25/2029	EUR	100,000	110,030
2.25%, 3/19/2028	EUR	80,000	91,444
2.63%, 10/23/2034	EUR	325,000	360,178
2.88%, 3/1/2034	EUR	150,000	170,318
2.90%, 9/17/2035	EUR	625,000	701,987
3.00%, 3/2/2033	EUR	600,000	690,286
3.25%, 3/2/2043	EUR	250,000	272,369
			2,396,612
MALAYSIA — 2.4%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	2,500,000	593,933
3.34%, 5/15/2030	MYR	3,350,000	825,476
3.48%, 7/2/2035	MYR	4,425,000	1,077,573
3.52%, 4/20/2028	MYR	2,705,000	671,887
3.58%, 7/15/2032	MYR	2,050,000	507,042
3.73%, 6/15/2028	MYR	3,350,000	835,922
3.76%, 5/22/2040	MYR	3,750,000	912,030
3.83%, 7/5/2034	MYR	3,000,000	748,377
3.84%, 4/15/2033	MYR	3,875,000	972,586
3.89%, 8/15/2029	MYR	2,910,000	730,832
3.90%, 11/16/2027	MYR	2,820,000	705,096
3.92%, 7/15/2055	MYR	1,000,000	238,071
4.05%, 4/18/2039	MYR	4,700,000	1,176,603
4.07%, 6/15/2050	MYR	3,425,000	840,826
4.18%, 5/16/2044	MYR	3,750,000	945,067
4.23%, 6/30/2031	MYR	2,520,000	645,292
4.25%, 5/31/2035	MYR	1,350,000	348,918
4.46%, 3/31/2053	MYR	3,000,000	778,395
4.50%, 4/30/2029	MYR	4,375,000	1,118,051
4.70%, 10/15/2042	MYR	2,510,000	673,234
4.74%, 3/15/2046	MYR	2,670,000	723,075
4.76%, 4/7/2037	MYR	2,870,000	766,580
4.94%, 9/30/2043	MYR	1,910,000	529,774
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	3,805,000	942,731
3.45%, 7/15/2036	MYR	2,000,000	481,934
3.47%, 10/15/2030	MYR	3,150,000	779,740
3.60%, 7/31/2028	MYR	4,520,000	1,125,565
3.61%, 4/30/2035	MYR	4,525,000	1,114,451
3.64%, 8/30/2030	MYR	4,875,000	1,215,421
3.78%, 5/31/2045	MYR	3,900,000	935,982
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
3.80%, 10/8/2031	MYR	6,125,000	$1,538,566
3.87%, 8/8/2028	MYR	1,250,000	313,089
3.97%, 7/16/2040	MYR	3,350,000	831,457
4.04%, 1/31/2056	MYR	1,325,000	322,304
4.12%, 11/30/2034	MYR	2,275,000	580,199
4.13%, 7/9/2029	MYR	3,250,000	822,758
4.19%, 10/7/2032	MYR	2,175,000	556,557
4.25%, 9/30/2030	MYR	1,000,000	255,448
4.26%, 7/26/2027	MYR	1,220,000	305,401
4.28%, 3/23/2054	MYR	4,125,000	1,045,437
4.29%, 8/14/2043	MYR	2,550,000	653,864
4.37%, 10/31/2028	MYR	3,000,000	761,086
4.42%, 9/30/2041	MYR	1,500,000	390,345
4.47%, 9/15/2039	MYR	1,125,000	294,388
4.58%, 8/30/2033	MYR	2,978,000	780,803
4.72%, 6/15/2033	MYR	1,600,000	422,884
4.76%, 8/4/2037	MYR	2,100,000	565,542
4.79%, 10/31/2035	MYR	2,520,000	678,433
4.90%, 5/8/2047	MYR	1,530,000	423,604
4.94%, 12/6/2028	MYR	725,000	186,687
5.36%, 5/15/2052	MYR	3,650,000	1,080,829
			36,770,145
MEXICO — 2.1%
Mexico Bonos:
7.50%, 6/3/2027	MXN	37,077,000	2,055,609
7.50%, 5/26/2033	MXN	45,572,000	2,313,572
7.75%, 5/29/2031	MXN	47,679,000	2,518,267
7.75%, 11/23/2034	MXN	56,227,000	2,849,824
7.75%, 11/13/2042	MXN	60,775,000	2,795,451
8.00%, 4/15/2032	MXN	32,800,000	1,725,060
8.00%, 5/24/2035	MXN	12,920,000	657,382
8.00%, 2/21/2036	MXN	22,300,000	1,132,138
8.00%, 11/7/2047	MXN	30,658,000	1,420,211
8.00%, 7/31/2053	MXN	52,780,000	2,420,832
8.00%, 4/29/2055	MXN	7,500,000	342,450
8.50%, 3/2/2028	MXN	38,550,000	2,156,911
8.50%, 3/1/2029	MXN	54,550,000	3,024,793
8.50%, 5/31/2029	MXN	36,170,000	2,002,336
8.50%, 2/28/2030	MXN	42,400,000	2,333,757
8.50%, 11/18/2038	MXN	26,713,000	1,360,532
10.00%, 11/20/2036	MXN	14,530,000	841,269
			31,950,394
NETHERLANDS — 3.0%
Netherlands Government Bonds:
Zero Coupon, 1/15/2029	EUR	1,784,000	1,909,138
Zero Coupon, 7/15/2030	EUR	1,771,000	1,815,431
Zero Coupon, 7/15/2031	EUR	1,889,000	1,876,936
Zero Coupon, 1/15/2038	EUR	1,629,000	1,282,242
Security Description		Principal Amount	Value
Zero Coupon, 1/15/2052	EUR	2,417,000	$1,159,758
0.25%, 7/15/2029	EUR	1,706,000	1,815,100
0.50%, 7/15/2032	EUR	1,813,000	1,802,754
0.50%, 1/15/2040	EUR	1,635,000	1,299,485
0.75%, 7/15/2027	EUR	1,858,000	2,090,828
0.75%, 7/15/2028	EUR	2,632,000	2,904,736
2.00%, 1/15/2054	EUR	2,112,000	1,799,733
2.50%, 1/15/2030	EUR	2,037,000	2,326,377
2.50%, 1/15/2031	EUR	1,000,000	1,136,564
2.50%, 1/15/2033	EUR	1,677,000	1,880,633
2.50%, 7/15/2033	EUR	1,505,000	1,679,923
2.50%, 7/15/2034	EUR	1,372,000	1,518,746
2.50%, 7/15/2035	EUR	1,573,000	1,726,334
2.75%, 7/15/2036	EUR	1,000,000	1,112,306
2.75%, 1/15/2047	EUR	2,334,000	2,407,222
3.25%, 1/15/2044	EUR	1,446,000	1,627,801
3.50%, 1/15/2056	EUR	1,200,000	1,384,401
3.75%, 1/15/2042	EUR	2,902,000	3,482,741
4.00%, 1/15/2037	EUR	2,373,000	2,931,195
5.50%, 1/15/2028	EUR	1,672,000	2,021,646
			44,992,030
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,586,000	844,035
1.50%, 5/15/2031	NZD	1,476,000	736,071
1.75%, 5/15/2041	NZD	545,000	201,721
2.00%, 5/15/2032	NZD	1,891,000	941,626
2.75%, 4/15/2037	NZD	988,000	463,678
2.75%, 5/15/2051	NZD	630,000	231,350
3.00%, 4/20/2029	NZD	2,594,000	1,443,952
3.50%, 4/14/2033	NZD	1,711,000	919,381
4.25%, 5/15/2034	NZD	1,265,000	706,415
4.25%, 5/15/2036	NZD	2,209,000	1,210,815
4.50%, 4/15/2027	NZD	1,288,000	745,717
4.50%, 5/15/2030	NZD	3,834,000	2,222,952
4.50%, 5/15/2035	NZD	1,856,000	1,046,791
5.00%, 5/15/2054	NZD	1,100,000	595,637
			12,310,141
NORWAY — 0.4%
Norway Government Bonds:
1.25%, 9/17/2031	NOK	4,998,000	436,733
1.38%, 8/19/2030	NOK	6,138,000	555,328
1.75%, 9/6/2029	NOK	6,216,000	584,445
2.00%, 4/26/2028	NOK	4,909,000	480,099
2.13%, 5/18/2032	NOK	5,744,000	520,328
3.00%, 8/15/2033	NOK	8,700,000	819,089
3.50%, 10/6/2042	NOK	3,571,000	329,941
3.63%, 4/13/2034	NOK	7,925,000	774,797
3.63%, 5/31/2039	NOK	3,500,000	332,893
3.75%, 6/12/2035	NOK	7,325,000	718,533
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
4.13%, 6/3/2036	NOK	3,350,000	$337,065
			5,889,251
PERU — 0.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	2,690,000	643,117
5.40%, 8/12/2034	PEN	3,670,000	997,148
5.94%, 2/12/2029	PEN	945,000	281,770
6.15%, 8/12/2032	PEN	2,590,000	775,179
6.35%, 8/12/2028	PEN	1,025,000	307,489
6.85%, 8/12/2035	PEN	2,250,000	656,093
6.90%, 8/12/2037	PEN	3,450,000	979,099
6.95%, 8/12/2031	PEN	500,000	155,227
7.30%, 8/12/2033	PEN	2,350,000	736,713
7.60%, 8/12/2039	PEN	2,075,000	614,052
			6,145,887
POLAND — 1.8%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2028	PLN	7,625,000	1,889,252
1.25%, 10/25/2030	PLN	5,973,000	1,349,302
1.75%, 4/25/2032	PLN	6,964,000	1,518,666
2.50%, 7/25/2027	PLN	4,794,000	1,259,017
2.75%, 4/25/2028	PLN	4,929,000	1,276,293
2.75%, 10/25/2029	PLN	8,651,000	2,155,641
4.00%, 4/25/2047	PLN	565,000	114,804
4.50%, 7/25/2030	PLN	10,700,000	2,795,402
4.50%, 1/25/2031	PLN	8,000,000	2,076,122
4.75%, 7/25/2029	PLN	9,841,000	2,624,171
5.00%, 1/25/2030	PLN	6,600,000	1,765,269
5.00%, 10/25/2034	PLN	8,345,000	2,128,916
5.00%, 10/25/2035	PLN	7,650,000	1,920,806
5.75%, 4/25/2029	PLN	885,000	243,017
6.00%, 10/25/2033	PLN	6,735,000	1,845,106
7.50%, 7/25/2028	PLN	6,327,000	1,799,782
			26,761,566
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031	EUR	991,000	989,750
0.48%, 10/18/2030	EUR	918,000	952,830
0.70%, 10/15/2027	EUR	400,000	447,342
0.90%, 10/12/2035	EUR	758,000	699,290
1.00%, 4/12/2052	EUR	794,000	478,392
1.15%, 4/11/2042	EUR	502,000	395,517
1.65%, 7/16/2032	EUR	801,000	850,625
1.95%, 6/15/2029	EUR	1,649,400	1,856,424
2.13%, 10/17/2028	EUR	2,160,000	2,453,822
2.25%, 4/18/2034	EUR	1,010,000	1,082,347
2.88%, 10/14/2033	EUR	850,000	958,782
2.88%, 10/20/2034	EUR	1,565,000	1,748,538
3.00%, 6/15/2035	EUR	1,425,000	1,596,996
3.25%, 6/13/2036	EUR	325,000	367,947
Security Description		Principal Amount	Value
3.38%, 6/15/2040	EUR	375,000	$414,527
3.50%, 6/18/2038	EUR	572,000	652,115
3.63%, 6/12/2054	EUR	644,000	691,745
3.88%, 2/15/2030	EUR	1,585,000	1,899,816
4.10%, 4/15/2037	EUR	1,829,000	2,222,053
4.10%, 2/15/2045	EUR	890,000	1,053,174
			21,812,032
ROMANIA — 0.7%
Romania Government Bonds:
2.50%, 10/25/2027	RON	1,450,000	308,094
3.65%, 9/24/2031	RON	1,885,000	360,029
4.15%, 1/26/2028	RON	1,750,000	378,692
4.15%, 10/24/2030	RON	3,300,000	663,268
4.25%, 4/28/2036	RON	1,775,000	318,768
4.75%, 10/11/2034	RON	2,730,000	521,027
4.85%, 7/25/2029	RON	2,230,000	473,698
5.00%, 2/12/2029	RON	3,895,000	838,514
5.80%, 7/26/2027	RON	1,720,000	384,570
6.30%, 4/26/2028	RON	3,625,000	812,177
6.30%, 4/25/2029	RON	2,425,000	538,575
6.70%, 2/25/2032	RON	1,645,000	361,322
7.10%, 7/31/2034	RON	1,415,000	316,436
7.25%, 7/30/2040	RON	2,000,000	455,965
7.35%, 4/28/2031	RON	1,525,000	347,585
7.50%, 7/27/2033	RON	1,975,000	451,344
7.65%, 7/27/2031	RON	2,750,000	633,590
7.90%, 2/24/2038	RON	3,320,000	791,745
8.00%, 4/29/2030	RON	1,695,000	395,498
8.25%, 9/29/2032	RON	2,775,000	657,020
			10,007,917
SINGAPORE — 1.0%
Singapore Government Bonds:
1.63%, 7/1/2031	SGD	2,015,000	1,529,816
1.88%, 3/1/2050	SGD	288,000	203,139
1.88%, 10/1/2051	SGD	345,000	242,007
2.25%, 8/1/2036	SGD	877,000	676,333
2.25%, 7/1/2040	SGD	275,000	210,199
2.38%, 7/1/2039	SGD	740,000	574,437
2.50%, 4/1/2030	SGD	1,675,000	1,328,809
2.63%, 5/1/2028	SGD	854,000	675,641
2.63%, 8/1/2032	SGD	708,000	564,962
2.75%, 3/1/2035	SGD	1,300,000	1,046,933
2.75%, 4/1/2042	SGD	656,000	534,908
2.75%, 3/1/2046	SGD	985,000	807,446
2.88%, 9/1/2027	SGD	208,000	164,140
2.88%, 8/1/2028	SGD	525,000	418,120
2.88%, 7/1/2029	SGD	1,027,000	821,982
2.88%, 9/1/2030	SGD	916,000	738,409
3.00%, 4/1/2029	SGD	883,000	708,371
3.00%, 8/1/2072	SGD	1,092,000	955,600
3.25%, 6/1/2054	SGD	1,212,000	1,087,489
3.38%, 9/1/2033	SGD	1,055,000	883,562
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
3.38%, 5/1/2034	SGD	400,000	$336,085
			14,508,388
SLOVAKIA — 0.6%
Slovakia Government Bonds:
0.38%, 4/21/2036	EUR	525,000	434,164
1.00%, 6/12/2028	EUR	327,000	361,985
1.00%, 10/9/2030	EUR	351,000	368,774
1.00%, 5/14/2032	EUR	317,000	320,017
1.63%, 1/21/2031	EUR	349,000	376,158
1.88%, 3/9/2037	EUR	358,000	339,490
2.00%, 10/17/2047	EUR	380,000	291,307
2.25%, 6/12/2068	EUR	71,000	49,563
3.00%, 2/7/2028	EUR	350,000	404,343
3.00%, 11/6/2031	EUR	319,000	363,881
3.63%, 1/16/2029	EUR	633,000	742,879
3.63%, 6/8/2033	EUR	467,000	544,001
3.63%, 11/4/2037	EUR	400,000	447,550
3.75%, 3/6/2034	EUR	526,000	613,632
3.75%, 2/23/2035	EUR	100,000	115,861
3.75%, 2/27/2040	EUR	500,000	551,816
4.00%, 10/19/2032	EUR	961,000	1,150,166
4.00%, 2/23/2043	EUR	875,000	970,762
4.13%, 2/19/2046	EUR	300,000	336,943
			8,783,292
SLOVENIA — 0.3%
Slovenia Government Bonds:
Zero Coupon, 2/12/2031	EUR	275,000	274,960
0.28%, 1/14/2030	EUR	200,000	209,365
0.88%, 7/15/2030	EUR	166,000	175,980
1.00%, 3/6/2028	EUR	319,000	355,871
1.18%, 2/13/2062	EUR	269,000	142,437
1.19%, 3/14/2029	EUR	220,000	242,217
1.50%, 3/25/2035	EUR	400,000	394,278
1.75%, 11/3/2040	EUR	234,000	207,454
2.25%, 3/3/2032	EUR	489,000	538,904
3.00%, 3/10/2034	EUR	750,000	846,451
3.13%, 7/2/2035	EUR	125,000	140,122
3.13%, 8/7/2045	EUR	548,000	560,923
3.28%, 3/12/2036	EUR	350,000	396,477
			4,485,439
SOUTH KOREA — 4.5%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	835,000,000	389,065
1.38%, 12/10/2029	KRW	1,100,000,000	660,605
1.38%, 6/10/2030	KRW	1,493,000,000	884,671
1.50%, 12/10/2030	KRW	914,000,000	537,440
1.50%, 9/10/2036	KRW	685,690,000	356,473
1.50%, 9/10/2040	KRW	1,000,000,000	477,618
1.50%, 3/10/2050	KRW	3,850,000,000	1,576,861
1.63%, 9/10/2070	KRW	950,000,000	337,097
Security Description		Principal Amount	Value
1.88%, 9/10/2041	KRW	750,000,000	$372,588
1.88%, 3/10/2051	KRW	5,765,000,000	2,556,221
2.00%, 6/10/2031	KRW	814,000,000	485,919
2.00%, 3/10/2046	KRW	975,000,000	466,346
2.00%, 3/10/2049	KRW	2,264,000,000	1,050,301
2.13%, 6/10/2027	KRW	657,870,000	423,994
2.13%, 3/10/2047	KRW	1,820,330,000	882,541
2.25%, 9/10/2027	KRW	2,449,000,000	1,575,882
2.25%, 6/10/2028	KRW	3,975,000,000	2,526,777
2.25%, 9/10/2037	KRW	500,000,000	277,423
2.38%, 12/10/2031	KRW	1,054,000,000	637,120
2.50%, 9/10/2030	KRW	3,000,000,000	1,855,407
2.50%, 3/10/2052	KRW	2,598,000,000	1,311,341
2.63%, 3/10/2030	KRW	3,063,000,000	1,917,635
2.63%, 6/10/2035	KRW	3,075,000,000	1,806,668
2.63%, 9/10/2035	KRW	839,210,000	492,166
2.63%, 3/10/2048	KRW	2,090,000,000	1,103,672
2.63%, 3/10/2055	KRW	4,375,000,000	2,263,054
2.63%, 9/10/2055	KRW	3,125,000,000	1,603,531
2.75%, 12/10/2028	KRW	1,650,000,000	1,055,838
2.75%, 12/10/2044	KRW	998,000,000	548,083
2.75%, 9/10/2045	KRW	2,750,000,000	1,515,863
2.75%, 9/10/2054	KRW	1,920,000,000	1,017,481
2.75%, 9/10/2074	KRW	1,250,000,000	642,705
2.88%, 12/10/2027	KRW	1,832,000,000	1,185,988
2.88%, 9/10/2044	KRW	800,000,000	448,475
3.00%, 3/10/2028	KRW	1,250,000,000	808,889
3.00%, 9/10/2029	KRW	1,375,000,000	878,159
3.00%, 12/10/2034	KRW	2,500,000,000	1,521,575
3.00%, 12/10/2042	KRW	1,421,780,000	820,052
3.13%, 9/10/2027	KRW	858,000,000	558,944
3.13%, 9/10/2052	KRW	2,600,000,000	1,484,386
3.25%, 6/10/2027	KRW	1,264,000,000	825,407
3.25%, 3/10/2028	KRW	1,182,000,000	768,475
3.25%, 3/10/2029	KRW	2,360,000,000	1,525,762
3.25%, 6/10/2033	KRW	1,069,000,000	670,485
3.25%, 12/10/2035	KRW	2,350,000,000	1,456,171
3.25%, 9/10/2042	KRW	1,350,000,000	806,234
3.25%, 3/10/2053	KRW	4,200,000,000	2,457,993
3.25%, 3/10/2054	KRW	3,585,000,000	2,101,041
3.38%, 3/10/2031	KRW	1,300,000,000	833,385
3.38%, 6/10/2032	KRW	1,579,000,000	1,004,421
3.50%, 9/10/2028	KRW	1,600,000,000	1,043,676
3.50%, 6/10/2034	KRW	1,846,000,000	1,169,693
3.50%, 3/10/2056	KRW	3,350,000,000	2,070,417
3.63%, 9/10/2053	KRW	1,750,000,000	1,092,508
3.75%, 12/10/2033	KRW	1,436,250,000	927,945
3.88%, 9/10/2043	KRW	950,000,000	613,512
4.00%, 12/10/2031	KRW	1,222,640,000	804,813
4.13%, 12/10/2033	KRW	1,005,000,000	665,529
4.25%, 12/10/2032	KRW	1,313,000,000	876,946
4.75%, 12/10/2030	KRW	3,095,050,000	2,099,438
5.50%, 3/10/2028	KRW	3,337,000,000	2,260,732
			67,389,437
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
SPAIN — 4.6%
Spain Government Bonds:
Zero Coupon, 1/31/2028	EUR	1,442,000	$1,582,386
0.10%, 4/30/2031	EUR	1,267,000	1,264,873
0.50%, 4/30/2030	EUR	1,380,000	1,446,697
0.50%, 10/31/2031	EUR	1,410,000	1,417,059
0.60%, 10/31/2029	EUR	1,440,000	1,534,529
0.70%, 4/30/2032	EUR	1,483,000	1,485,770
0.80%, 7/30/2027	EUR	791,000	889,430
0.80%, 7/30/2029	EUR	1,516,000	1,635,313
0.85%, 7/30/2037	EUR	1,011,000	866,652
1.00%, 7/30/2042	EUR	1,126,000	847,641
1.00%, 10/31/2050	EUR	921,000	560,704
1.20%, 10/31/2040	EUR	874,000	713,897
1.25%, 10/31/2030	EUR	1,647,000	1,762,995
1.40%, 4/30/2028	EUR	1,595,000	1,789,883
1.40%, 7/30/2028	EUR	1,579,000	1,765,472
1.45%, 10/31/2027	EUR	1,132,000	1,279,883
1.45%, 4/30/2029	EUR	1,313,000	1,454,443
1.45%, 10/31/2071	EUR	819,000	436,367
1.85%, 7/30/2035	EUR	1,109,000	1,119,175
1.90%, 10/31/2052	EUR	700,000	522,683
1.95%, 7/30/2030	EUR	1,554,000	1,722,980
2.35%, 3/31/2029	EUR	825,000	937,808
2.35%, 7/30/2033	EUR	1,136,000	1,235,093
2.40%, 5/31/2028	EUR	1,599,000	1,829,342
2.50%, 5/31/2027	EUR	1,161,000	1,335,201
2.55%, 10/31/2032	EUR	1,407,000	1,565,021
2.60%, 5/31/2031	EUR	400,000	452,046
2.70%, 1/31/2030	EUR	1,223,000	1,399,850
2.70%, 10/31/2048	EUR	1,032,000	956,834
2.90%, 10/31/2046	EUR	1,162,000	1,134,681
3.00%, 1/31/2033	EUR	650,000	740,344
3.10%, 7/30/2031	EUR	1,427,000	1,650,963
3.15%, 4/30/2033	EUR	1,352,000	1,552,039
3.15%, 4/30/2035	EUR	996,000	1,123,874
3.20%, 10/31/2035	EUR	1,050,000	1,184,038
3.25%, 4/30/2034	EUR	1,234,000	1,413,746
3.30%, 4/30/2036	EUR	550,000	622,380
3.45%, 10/31/2034	EUR	1,305,000	1,512,267
3.45%, 7/30/2043	EUR	838,000	906,134
3.45%, 7/30/2066	EUR	841,000	835,956
3.50%, 5/31/2029	EUR	1,330,000	1,564,112
3.50%, 1/31/2041	EUR	600,000	663,345
3.55%, 10/31/2033	EUR	1,629,000	1,911,281
3.90%, 7/30/2039	EUR	1,254,000	1,465,295
3.95%, 10/31/2056	EUR	300,000	332,580
4.00%, 10/31/2054	EUR	790,000	891,032
4.20%, 1/31/2037	EUR	1,969,000	2,394,877
4.70%, 7/30/2041	EUR	1,311,000	1,658,456
4.90%, 7/30/2040	EUR	1,337,000	1,726,367
5.15%, 10/31/2028	EUR	1,316,000	1,605,653
5.15%, 10/31/2044	EUR	1,140,000	1,521,476
Security Description		Principal Amount	Value
5.75%, 7/30/2032	EUR	1,466,000	$1,944,345
6.00%, 1/31/2029	EUR	1,695,000	2,123,954
			68,289,222
SWEDEN — 0.5%
Sweden Government Bonds:
0.13%, 5/12/2031	SEK	10,010,000	927,997
0.50%, 11/24/2045	SEK	2,155,000	141,921
0.75%, 5/12/2028	SEK	9,475,000	961,029
0.75%, 11/12/2029	SEK	10,165,000	1,003,094
1.38%, 6/23/2071	SEK	1,455,000	85,611
1.75%, 11/11/2033	SEK	6,720,000	658,650
2.25%, 6/1/2032	SEK	6,545,000	671,625
2.25%, 5/11/2035	SEK	10,050,000	1,008,034
2.50%, 10/15/2036	SEK	10,575,000	1,071,948
3.50%, 3/30/2039	SEK	5,545,000	615,673
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	1,600,000	150,990
			7,296,572
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	722,000	895,170
Zero Coupon, 6/26/2034	CHF	719,000	871,590
Zero Coupon, 7/24/2039	CHF	509,000	594,939
0.25%, 6/23/2035	CHF	549,000	677,620
0.50%, 5/27/2030	CHF	427,000	539,673
0.50%, 6/27/2032	CHF	571,000	721,640
0.50%, 6/28/2045	CHF	493,000	605,567
0.50%, 5/24/2055	CHF	500,000	615,948
0.50%, 5/30/2058	CHF	222,000	274,686
0.88%, 5/22/2047	CHF	176,000	232,792
1.25%, 6/27/2037	CHF	423,000	575,411
1.25%, 6/28/2043	CHF	366,000	508,277
1.50%, 10/26/2038	CHF	410,000	576,036
1.50%, 4/30/2042	CHF	385,000	550,130
2.00%, 6/25/2064	CHF	519,000	987,737
2.25%, 6/22/2031	CHF	625,000	861,042
2.50%, 3/8/2036	CHF	385,000	579,210
3.25%, 6/27/2027	CHF	320,000	414,042
3.50%, 4/8/2033	CHF	449,000	684,291
4.00%, 4/8/2028	CHF	420,000	563,919
4.00%, 1/6/2049	CHF	275,000	592,810
			12,922,530
THAILAND — 2.1%
Thailand Government Bonds:
1.19%, 4/17/2029	THB	39,000,000	1,170,476
1.34%, 3/17/2031	THB	25,000,000	744,530
1.59%, 12/17/2035	THB	17,650,000	505,872
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
1.60%, 6/17/2035	THB	11,225,000	$322,464
1.66%, 3/17/2030	THB	49,400,000	1,496,914
1.84%, 5/17/2036	THB	29,700,000	870,869
1.88%, 6/17/2049	THB	9,250,000	217,983
2.00%, 12/17/2031	THB	38,900,000	1,193,869
2.00%, 6/17/2042	THB	8,600,000	226,110
2.05%, 4/17/2028	THB	44,725,000	1,373,904
2.40%, 11/17/2027	THB	14,350,000	443,451
2.40%, 3/17/2029	THB	33,775,000	1,049,446
2.41%, 3/17/2035	THB	50,000,000	1,544,156
2.44%, 6/17/2077	THB	15,000,000	355,437
2.50%, 11/17/2029	THB	47,100,000	1,471,051
2.65%, 6/17/2028	THB	23,850,000	741,922
2.70%, 6/17/2040	THB	20,000,000	597,966
2.75%, 6/17/2052	THB	5,000,000	135,449
2.80%, 6/17/2034	THB	31,750,000	1,010,692
2.88%, 12/17/2028	THB	21,750,000	683,575
2.88%, 6/17/2046	THB	18,350,000	525,591
2.98%, 6/17/2045	THB	20,000,000	582,757
3.14%, 6/17/2047	THB	20,900,000	611,520
3.15%, 6/17/2050	THB	13,000,000	373,611
3.30%, 6/17/2038	THB	24,300,000	780,965
3.35%, 6/17/2033	THB	26,350,000	867,981
3.39%, 6/17/2037	THB	27,100,000	897,003
3.40%, 6/17/2036	THB	17,710,000	592,533
3.45%, 6/17/2043	THB	39,700,000	1,240,136
3.60%, 6/17/2067	THB	16,750,000	525,719
3.78%, 6/25/2032	THB	25,250,000	846,051
4.00%, 6/17/2055	THB	16,000,000	538,915
4.00%, 6/17/2066	THB	16,920,000	590,291
4.00%, 6/17/2072	THB	37,500,000	1,284,739
4.26%, 12/12/2037	THB	32,100,000	1,133,641
4.68%, 6/29/2044	THB	24,640,000	885,381
4.85%, 6/17/2061	THB	22,210,000	872,282
4.88%, 6/22/2029	THB	41,255,000	1,378,493
5.67%, 3/13/2028	THB	25,000,000	818,684
			31,502,429
UNITED KINGDOM — 4.9%
U.K. Gilts:
0.13%, 1/31/2028	GBP	875,000	1,071,840
0.25%, 7/31/2031	GBP	1,394,000	1,479,364
0.38%, 10/22/2030	GBP	1,000,000	1,104,823
0.50%, 1/31/2029	GBP	1,019,000	1,209,461
0.50%, 10/22/2061	GBP	626,000	194,572
0.63%, 7/31/2035	GBP	1,367,000	1,235,639
0.63%, 10/22/2050	GBP	1,248,000	571,852
0.88%, 10/22/2029	GBP	1,017,000	1,191,102
0.88%, 7/31/2033	GBP	878,000	886,481
0.88%, 1/31/2046	GBP	857,000	505,324
1.00%, 1/31/2032	GBP	1,128,000	1,219,282
1.13%, 10/22/2073	GBP	379,000	146,188
1.25%, 7/31/2051	GBP	931,000	513,841
1.50%, 7/22/2047	GBP	699,000	461,254
1.50%, 7/31/2053	GBP	925,000	528,349
1.63%, 10/22/2028	GBP	804,000	993,140
Security Description		Principal Amount	Value
1.63%, 10/22/2054	GBP	909,000	$530,470
1.63%, 10/22/2071	GBP	835,000	412,918
1.75%, 1/22/2049	GBP	1,049,000	712,207
1.75%, 7/22/2057	GBP	1,084,000	631,346
2.50%, 7/22/2065	GBP	708,000	489,266
3.25%, 1/31/2033	GBP	944,000	1,143,156
3.25%, 1/22/2044	GBP	1,117,000	1,106,410
3.50%, 1/22/2045	GBP	946,000	962,189
3.50%, 7/22/2068	GBP	686,000	615,509
3.75%, 1/29/2038	GBP	1,119,000	1,298,126
3.75%, 7/22/2052	GBP	1,034,000	1,029,333
3.75%, 10/22/2053	GBP	922,000	907,382
4.00%, 5/22/2029	GBP	1,450,000	1,888,586
4.00%, 10/22/2031	GBP	1,312,000	1,686,760
4.00%, 1/22/2060	GBP	795,000	807,617
4.00%, 10/22/2063	GBP	560,000	561,977
4.13%, 7/22/2029	GBP	1,638,000	2,141,665
4.13%, 3/7/2031	GBP	1,350,000	1,752,750
4.13%, 3/7/2033	GBP	550,000	702,378
4.25%, 12/7/2027	GBP	1,052,000	1,384,927
4.25%, 6/7/2032	GBP	1,228,000	1,595,863
4.25%, 7/31/2034	GBP	1,974,000	2,504,707
4.25%, 3/7/2036	GBP	1,441,000	1,797,303
4.25%, 9/7/2039	GBP	1,007,000	1,208,132
4.25%, 12/7/2040	GBP	1,398,000	1,653,472
4.25%, 12/7/2046	GBP	1,588,000	1,775,952
4.25%, 12/7/2049	GBP	865,000	952,007
4.25%, 12/7/2055	GBP	889,000	954,206
4.38%, 3/7/2028	GBP	2,195,000	2,892,314
4.38%, 3/7/2030	GBP	2,427,000	3,194,690
4.38%, 1/31/2040	GBP	1,200,000	1,448,731
4.38%, 7/31/2054	GBP	1,037,000	1,138,778
4.50%, 6/7/2028	GBP	1,170,000	1,546,276
4.50%, 9/7/2034	GBP	2,255,000	2,914,527
4.50%, 3/7/2035	GBP	1,550,000	1,990,763
4.50%, 12/7/2042	GBP	1,490,000	1,777,662
4.63%, 1/31/2034	GBP	1,489,000	1,946,381
4.75%, 12/7/2030	GBP	1,503,000	2,014,307
4.75%, 10/22/2035	GBP	1,350,000	1,757,057
4.75%, 12/7/2038	GBP	921,000	1,170,761
4.75%, 10/22/2043	GBP	1,150,000	1,399,952
5.25%, 1/31/2041	GBP	600,000	787,841
5.38%, 1/31/2056	GBP	250,000	322,256
6.00%, 12/7/2028	GBP	624,000	857,351
			73,678,773
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,657,114,551)			1,480,203,885

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	236,976	$236,976
State Street Navigator Securities Lending Portfolio II (d) (e)	1,198,672	1,198,672
TOTAL SHORT-TERM INVESTMENTS (Cost $1,435,648)		1,435,648
TOTAL INVESTMENTS — 98.8% (Cost $1,658,550,199)		1,481,639,533
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		17,958,212
NET ASSETS — 100.0%		$1,499,597,745

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,480,203,885	$—	$1,480,203,885
Short-Term Investments	1,435,648	—	—	1,435,648
TOTAL INVESTMENTS	$1,435,648	$1,480,203,885	$—	$1,481,639,533
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,222,654	$2,222,654	$80,960,898	$82,946,576	$—	$—	236,976	$236,976	$14,148
State Street Navigator Securities Lending Portfolio II	358,568	358,568	3,526,549	2,686,445	—	—	1,198,672	1,198,672	525
Total		$2,581,222	$84,487,447	$85,633,021	$—	$—		$1,435,648	$14,673
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 74.4%
AEROSPACE & DEFENSE — 0.4%
General Electric Co. Series A, 3 mo. USD Term SOFR + 0.64%, 4.30%, 5/5/2026 (a)	$7,959,000	$7,957,806
Honeywell Aerospace, Inc. SOFR + 0.63%, 4.28%, 3/16/2029 (a)(b)	4,000,000	3,981,800
		11,939,606
AGRICULTURE — 0.3%
Cargill, Inc. SOFR + 0.61%, 4.27%, 2/11/2028 (a)(b)	2,635,000	2,636,581
Philip Morris International, Inc.:
SOFR + 0.66%, 4.33%, 10/27/2028 (a)	2,875,000	2,877,645
SOFR + 0.83%, 4.49%, 4/28/2028 (a)	3,355,000	3,367,212
		8,881,438
AUTO MANUFACTURERS — 8.2%
American Honda Finance Corp.:
SOFR + 0.77%, 4.42%, 3/12/2027 (a)	3,285,000	3,284,704
SOFR + 0.78%, 4.45%, 1/8/2029 (a)	4,250,000	4,234,317
SOFR + 0.82%, 4.47%, 3/3/2028 (a)	5,386,000	5,374,474
SOFR + 0.87%, 4.54%, 7/9/2027 (a)	6,118,000	6,121,548
SOFR + 0.90%, 4.55%, 9/1/2028 (a)	2,750,000	2,749,890
Series A, SOFR + 0.65%, 4.31%, 11/19/2027 (a)	5,500,000	5,478,000
Series GMTN, SOFR + 0.71%, 4.38%, 7/9/2027 (a)	5,400,000	5,395,302
Series GMTN, SOFR + 0.72%, 4.39%, 10/22/2027 (a)	2,810,000	2,801,486
Series GMTN, SOFR + 0.72%, 4.40%, 10/5/2026 (a)	4,676,000	4,677,683
Series GMTN, SOFR + 0.73%, 4.39%, 8/13/2027 (a)(c)	5,000,000	4,992,850
Series MTN, SOFR + 0.55%, 4.21%, 5/21/2026 (a)	1,733,000	1,732,393
Series MTN, SOFR + 0.62%, 4.27%, 12/11/2026 (a)	6,504,000	6,494,959
Series MTN, SOFR + 0.75%, 4.42%, 1/15/2027 (a)	5,100,000	5,093,523
Security Description	Principal Amount	Value
BMW U.S. Capital LLC:
SOFR + 0.71%, 4.37%, 8/11/2027 (a)(b)	$4,200,000	$4,207,350
SOFR + 0.78%, 4.43%, 3/19/2027 (a)(b)	5,610,000	5,621,276
SOFR + 0.79%, 4.44%, 3/17/2028 (a)(b)	4,000,000	3,999,520
SOFR + 0.80%, 4.46%, 8/13/2026 (a)(b)	7,470,000	7,479,039
SOFR + 0.92%, 4.57%, 3/21/2028 (a)(b)	6,160,000	6,176,016
SOFR + 0.92%, 4.58%, 8/13/2027 (a)(b)	4,430,000	4,440,898
Daimler Truck Finance North America LLC:
SOFR + 0.84%, 4.51%, 1/13/2028 (a)(b)	2,375,000	2,374,288
SOFR + 0.96%, 4.61%, 9/25/2027 (a)(b)	3,960,000	3,967,445
Ford Motor Credit Co. LLC:
SOFR + 1.45%, 5.11%, 11/5/2026 (a)	2,299,000	2,301,322
SOFR + 2.03%, 5.68%, 3/20/2028 (a)	4,400,000	4,435,244
General Motors Financial Co., Inc.:
SOFR + 1.04%, 4.69%, 2/26/2027 (a)	2,416,000	2,414,575
SOFR + 1.05%, 4.72%, 7/15/2027 (a)	3,643,000	3,645,441
SOFR + 1.17%, 4.85%, 4/4/2028 (a)	2,703,000	2,713,569
SOFR + 1.29%, 4.96%, 1/7/2030 (a)	2,762,000	2,731,756
SOFR + 1.35%, 5.01%, 5/8/2027 (a)	3,240,000	3,257,852
Hyundai Capital America:
SOFR + 0.89%, 4.56%, 1/8/2029 (a)(b)	3,350,000	3,343,032
SOFR + 0.92%, 4.59%, 1/7/2028 (a)(b)	3,580,000	3,583,115
SOFR + 0.99%, 4.64%, 3/25/2027 (a)(b)	4,100,000	4,110,127
SOFR + 1.03%, 4.68%, 9/24/2027 (a)(b)	4,050,000	4,062,879
SOFR + 1.04%, 4.69%, 3/19/2027 (a)(b)	3,432,000	3,443,085
SOFR + 1.04%, 4.69%, 6/24/2027 (a)(b)	6,390,000	6,406,294
SOFR + 1.07%, 4.72%, 9/18/2028 (a)(b)	3,675,000	3,690,508
SOFR + 1.07%, 4.74%, 1/8/2031 (a)(b)	3,000,000	2,984,430
SOFR + 1.12%, 4.77%, 6/23/2027 (a)(b)	3,000,000	3,011,730
SOFR + 1.30%, 4.95%, 9/18/2030 (a)(b)	2,720,000	2,742,032
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.35%, 5.00%, 3/27/2030 (a)(b)	$4,715,000	$4,762,150
SOFR + 1.50%, 5.17%, 1/8/2027 (a)(b)	1,378,001	1,386,269
Mercedes-Benz Finance North America LLC:
SOFR + 0.63%, 4.30%, 7/31/2026 (a)(b)	5,977,000	5,979,929
SOFR + 0.71%, 4.36%, 3/10/2028 (a)(b)	3,000,000	2,996,970
SOFR + 0.78%, 4.43%, 4/1/2027 (a)(b)	5,465,000	5,476,695
SOFR + 0.85%, 4.51%, 11/15/2027 (a)(b)	4,050,000	4,057,573
SOFR + 0.93%, 4.58%, 3/31/2028 (a)(b)	4,425,000	4,437,567
Toyota Motor Credit Corp.:
SOFR + 0.45%, 4.11%, 5/15/2026 (a)(c)	1,516,000	1,516,152
SOFR + 0.47%, 4.14%, 1/8/2027 (a)	3,105,000	3,104,348
SOFR + 0.71%, 4.37%, 5/14/2027 (a)	4,000,000	4,005,160
SOFR + 0.72%, 4.37%, 9/5/2028 (a)(c)	3,250,000	3,256,208
SOFR + 0.77%, 4.43%, 8/7/2026 (a)	7,188,000	7,197,704
SOFR + 0.89%, 4.55%, 5/18/2026 (a)	2,301,000	2,302,657
Series B, SOFR + 0.45%, 4.12%, 1/12/2028 (a)	6,500,000	6,483,945
Series B, SOFR + 0.65%, 4.30%, 3/13/2029 (a)	4,550,000	4,542,310
Series MTN, SOFR + 0.45%, 4.12%, 4/10/2026 (a)	10,000	10,001
Series MTN, SOFR + 0.65%, 4.30%, 3/19/2027 (a)	6,791,000	6,803,631
Volkswagen Group of America Finance LLC:
SOFR + 1.06%, 4.71%, 3/25/2027 (a)(b)	3,050,000	3,055,978
SOFR + 1.06%, 4.72%, 8/14/2026 (a)(b)	2,650,000	2,655,592
		229,604,791
AUTO PARTS & EQUIPMENT — 0.1%
LG Energy Solution Ltd. SOFR + 1.70%, 5.38%, 4/2/2030 (a)(b)	3,000,000	3,031,920
BANKS — 43.6%
ABN AMRO Bank NV:
SOFR + 0.75%, 4.42%, 7/7/2028 (a)(b)	5,700,000	5,713,680
SOFR + 1.00%, 4.65%, 12/3/2028 (a)(b)	4,760,000	4,770,424
Security Description	Principal Amount	Value
SOFR + 1.78%, 5.43%, 9/18/2027 (a)(b)(c)	$5,115,000	$5,141,957
ANZ New Zealand International Ltd.:
SOFR + 0.61%, 4.28%, 1/22/2029 (a)(b)(c)	4,930,000	4,919,154
SOFR + 0.75%, 4.42%, 1/22/2031 (a)(b)(c)	3,925,000	3,916,444
ASB Bank Ltd. SOFR + 0.90%, 4.56%, 10/29/2030 (a)(b)	2,700,000	2,711,664
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.47%, 4.12%, 12/16/2026 (a)(b)	2,933,000	2,934,173
SOFR + 0.59%, 4.24%, 12/8/2028 (a)(b)	7,200,000	7,209,864
SOFR + 0.62%, 4.27%, 6/18/2028 (a)(b)	7,550,000	7,569,554
SOFR + 0.65%, 4.30%, 9/30/2027 (a)(b)	4,100,000	4,110,906
SOFR + 0.68%, 4.33%, 12/8/2030 (a)(b)	4,250,000	4,255,695
SOFR + 0.68%, 4.35%, 7/16/2027 (a)(b)(c)	11,073,000	11,102,565
SOFR + 0.81%, 4.48%, 1/18/2027 (a)(b)	7,409,000	7,431,375
SOFR + 0.85%, 4.50%, 12/16/2029 (a)(b)	6,450,000	6,507,856
Banco Bilbao Vizcaya Argentaria SA SOFR + 0.88%, 4.53%, 3/3/2029 (a)	4,400,000	4,392,828
Banco Santander SA:
SOFR + 1.12%, 4.78%, 11/6/2030 (a)	4,000,000	3,992,400
SOFR + 1.12%, 4.79%, 7/15/2028 (a)	5,050,000	5,070,857
SOFR + 1.38%, 5.03%, 3/14/2028 (a)	3,125,000	3,143,469
Bank of America Corp.:
3 mo. USD Term SOFR + 1.02%, 4.70%, 9/15/2026 (a)	3,017,000	3,022,370
SOFR + 0.97%, 4.64%, 7/22/2027 (a)	3,692,000	3,696,209
SOFR + 1.01%, 4.68%, 1/24/2031 (a)	3,348,000	3,331,093
SOFR + 1.11%, 4.77%, 5/9/2029 (a)(c)	6,720,000	6,749,635
SOFR + 1.35%, 5.00%, 9/15/2027 (a)	4,320,000	4,334,774
Series FRN, SOFR + 0.83%, 4.50%, 1/24/2029 (a)(c)	8,159,000	8,157,042
Series MTN, SOFR + 1.05%, 4.71%, 2/4/2028 (a)	4,440,000	4,452,476
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Bank of America NA SOFR + 1.02%, 4.68%, 8/18/2026 (a)	$2,657,000	$2,661,915
Bank of Montreal:
SOFR + 0.75%, 4.40%, 9/22/2028 (a)	5,850,000	5,848,713
SOFR + 0.76%, 4.41%, 6/4/2027 (a)	3,981,000	3,991,589
SOFR + 0.86%, 4.53%, 1/27/2029 (a)	5,851,000	5,851,000
SOFR + 0.88%, 4.53%, 9/10/2027 (a)	5,950,000	5,961,246
SOFR + 1.16%, 4.81%, 12/11/2026 (a)	2,925,000	2,940,239
SOFR + 1.33%, 4.98%, 6/5/2026 (a)	2,596,000	2,600,595
Series MTN, SOFR + 0.62%, 4.27%, 9/15/2026 (a)	3,157,000	3,160,315
Bank of New York Mellon SOFR + 0.71%, 4.38%, 4/20/2027 (a)	2,636,000	2,636,158
Bank of New York Mellon Corp.:
SOFR + 0.63%, 4.30%, 1/22/2030 (a)	4,225,000	4,209,283
SOFR + 0.68%, 4.33%, 6/9/2028 (a)	3,897,000	3,897,896
SOFR + 0.83%, 4.50%, 7/21/2028 (a)	2,565,000	2,567,924
Bank of New Zealand SOFR + 0.81%, 4.48%, 1/27/2027 (a)(b)	3,325,000	3,332,847
Bank of Nova Scotia:
SOFR + 0.61%, 4.26%, 9/15/2026 (a)	2,094,000	2,094,900
SOFR + 0.73%, 4.39%, 2/2/2030 (a)	3,250,000	3,239,535
SOFR + 0.89%, 4.55%, 2/14/2029 (a)	3,050,000	3,052,715
SOFR + 1.00%, 4.65%, 9/8/2028 (a)(c)	3,820,000	3,832,797
Series GMTN, SOFR + 0.78%, 4.43%, 6/4/2027 (a)	3,006,000	3,012,613
Series GMTN, SOFR + 1.08%, 4.74%, 8/1/2029 (a)(c)	2,654,000	2,674,356
Series I, SOFR + 0.76%, 4.41%, 9/15/2028 (a)	6,370,000	6,368,790
Banque Federative du Credit Mutuel SA:
SOFR + 0.99%, 4.66%, 10/16/2028 (a)(b)	5,250,000	5,267,588
SOFR + 1.07%, 4.73%, 2/16/2028 (a)(b)	5,209,000	5,233,951
SOFR + 1.13%, 4.80%, 1/23/2027 (a)(b)	1,480,000	1,486,912
Security Description	Principal Amount	Value
SOFR + 1.23%, 4.90%, 1/22/2030 (a)(b)	$3,130,000	$3,152,317
SOFR + 1.40%, 5.07%, 7/13/2026 (a)(b)	2,085,000	2,090,713
Barclays PLC:
SOFR + 0.93%, 4.59%, 5/24/2030 (a)	5,250,000	5,230,208
SOFR + 1.08%, 4.74%, 11/11/2029 (a)	3,875,000	3,875,736
SOFR + 1.49%, 5.14%, 3/12/2028 (a)	3,090,000	3,111,815
SOFR + 1.88%, 5.53%, 9/13/2027 (a)	1,725,000	1,731,710
BNP Paribas SA SOFR + 1.43%, 5.09%, 5/9/2029 (a)(b)	3,728,000	3,761,403
BPCE SA SOFR + 1.98%, 5.65%, 10/19/2027 (a)(b)	2,985,000	3,006,970
Canadian Imperial Bank of Commerce:
SOFR + 0.72%, 4.39%, 1/13/2028 (a)	3,994,000	3,995,997
SOFR + 0.80%, 4.45%, 9/8/2028 (a)	5,500,000	5,500,605
SOFR + 0.80%, 4.46%, 1/29/2030 (a)	3,500,000	3,485,895
SOFR + 0.93%, 4.58%, 9/11/2027 (a)	4,300,000	4,303,698
SOFR + 0.94%, 4.59%, 6/28/2027 (a)	4,319,000	4,342,063
SOFR + 1.03%, 4.68%, 3/30/2029 (a)	2,900,000	2,912,296
SOFR + 1.22%, 4.90%, 10/2/2026 (a)	2,936,000	2,947,274
Citibank NA:
SOFR + 0.71%, 4.37%, 8/6/2026 (a)	8,635,000	8,642,167
SOFR + 0.71%, 4.37%, 11/19/2027 (a)	6,648,000	6,649,529
SOFR + 0.78%, 4.43%, 5/29/2027 (a)	8,250,000	8,276,070
SOFR + 1.06%, 4.71%, 12/4/2026 (a)	4,600,000	4,616,330
SOFR + 1.12%, 4.77%, 5/29/2030 (a)(c)	3,585,000	3,611,421
Citigroup, Inc.:
SOFR + 0.77%, 4.42%, 6/9/2027 (a)	4,625,000	4,627,174
SOFR + 0.87%, 4.52%, 3/4/2029 (a)	7,272,000	7,265,382
SOFR + 1.14%, 4.80%, 5/7/2028 (a)	6,898,000	6,925,178
SOFR + 1.28%, 4.94%, 2/24/2028 (a)	4,353,000	4,372,893
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth Bank of Australia:
SOFR + 0.46%, 4.11%, 11/27/2026 (a)(b)	$4,920,000	$4,921,820
SOFR + 0.52%, 4.17%, 6/15/2026 (a)(b)(c)	3,837,000	3,837,844
SOFR + 0.63%, 4.28%, 3/27/2029 (a)(b)(c)	7,000,000	7,002,590
SOFR + 0.64%, 4.29%, 3/14/2028 (a)(b)	10,251,000	10,282,368
SOFR + 0.78%, 4.43%, 10/1/2030 (a)(b)(c)	6,950,000	6,990,379
SOFR + 0.81%, 4.46%, 3/14/2030 (a)(b)(c)	13,325,000	13,417,209
SOFR + 0.97%, 4.62%, 3/14/2027 (a)(b)	2,085,000	2,095,300
Cooperatieve Rabobank UA:
SOFR + 0.41%, 4.08%, 1/14/2028 (a)	4,768,000	4,763,661
SOFR + 0.59%, 4.24%, 5/27/2027 (a)	3,815,000	3,822,973
SOFR + 0.59%, 4.26%, 10/17/2028 (a)	4,823,000	4,828,595
SOFR + 0.60%, 4.27%, 1/21/2028 (a)	3,600,000	3,605,292
SOFR + 0.62%, 4.27%, 8/28/2026 (a)	5,450,000	5,455,014
SOFR + 0.65%, 4.30%, 4/1/2029 (a)(d)	4,000,000	3,997,480
SOFR + 0.70%, 4.37%, 1/14/2031 (a)(c)	3,750,000	3,746,963
SOFR + 0.71%, 4.36%, 3/5/2027 (a)	6,030,000	6,048,211
SOFR + 0.89%, 4.56%, 10/17/2029 (a)	3,223,000	3,246,657
SOFR + 0.90%, 4.58%, 10/5/2026 (a)	2,725,000	2,732,576
Credit Agricole SA:
SOFR + 0.87%, 4.52%, 3/11/2027 (a)(b)	4,664,000	4,676,873
SOFR + 1.13%, 4.80%, 1/9/2029 (a)(b)	4,056,000	4,070,561
SOFR + 1.21%, 4.86%, 9/11/2028 (a)(b)	4,540,000	4,558,750
SOFR + 1.29%, 4.97%, 7/5/2026 (a)(b)(c)	4,600,000	4,609,384
DBS Group Holdings Ltd.:
SOFR + 0.60%, 4.25%, 3/21/2028 (a)(b)	8,415,000	8,435,785
SOFR + 0.65%, 4.30%, 3/21/2030 (a)(b)	4,875,000	4,896,011
Deutsche Bank AG:
SOFR + 1.21%, 4.88%, 1/10/2029 (a)	5,250,000	5,266,433
SOFR + 1.22%, 4.88%, 11/16/2027 (a)	1,850,000	1,853,996
Security Description	Principal Amount	Value
DNB Bank ASA SOFR + 1.06%, 4.72%, 11/5/2030 (a)(b)	$2,950,000	$2,975,665
Federation des Caisses Desjardins du Quebec SOFR + 0.63%, 4.30%, 1/27/2027 (a)(b)(c)	4,750,000	4,754,513
Fifth Third Bank NA SOFR + 0.81%, 4.48%, 1/28/2028 (a)	2,510,000	2,510,602
Goldman Sachs Bank USA SOFR + 0.75%, 4.41%, 5/21/2027 (a)	7,366,000	7,366,368
Goldman Sachs Group, Inc.:
SOFR + 0.71%, 4.38%, 1/21/2029 (a)	5,000,000	4,991,150
SOFR + 0.82%, 4.47%, 9/10/2027 (a)	3,043,000	3,046,195
SOFR + 0.92%, 4.59%, 10/21/2027 (a)	2,481,000	2,485,069
SOFR + 0.92%, 4.59%, 10/21/2029 (a)	4,572,000	4,566,651
SOFR + 1.08%, 4.75%, 1/28/2031 (a)	2,200,000	2,198,944
SOFR + 1.12%, 4.78%, 2/24/2028 (a)	4,477,000	4,493,565
SOFR + 1.29%, 4.96%, 4/23/2028 (a)	3,972,000	3,994,918
SOFR + 1.85%, 5.50%, 3/15/2028 (a)	3,181,000	3,214,241
Series GMTN, 3 mo. USD Term SOFR + 2.01%, 5.68%, 10/28/2027 (a)	8,836,000	8,901,298
HSBC Holdings PLC:
SOFR + 1.03%, 4.68%, 3/3/2029 (a)(c)	6,920,000	6,935,847
SOFR + 1.04%, 4.70%, 11/19/2028 (a)(c)	6,638,000	6,649,152
SOFR + 1.29%, 4.94%, 3/3/2031 (a)	4,000,000	4,019,360
SOFR + 1.29%, 4.95%, 11/19/2030 (a)(c)	2,430,000	2,446,403
SOFR + 1.57%, 5.23%, 8/14/2027 (a)	6,371,000	6,391,897
HSBC USA, Inc.:
SOFR + 0.96%, 4.61%, 3/4/2027 (a)	4,880,000	4,898,398
SOFR + 0.97%, 4.62%, 6/3/2028 (a)	2,600,000	2,610,634
Huntington National Bank SOFR + 0.72%, 4.39%, 4/12/2028 (a)	4,803,000	4,801,079
ING Groep NV:
SOFR + 1.01%, 4.66%, 3/25/2029 (a)	6,250,000	6,263,188
SOFR + 1.01%, 4.70%, 4/1/2027 (a)	2,913,000	2,913,000
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.56%, 5.21%, 9/11/2027 (a)	$4,480,000	$4,499,667
JPMorgan Chase & Co.:
SOFR + 0.77%, 4.41%, 9/22/2027 (a)(c)	4,255,000	4,257,808
SOFR + 0.86%, 4.53%, 10/22/2028 (a)(c)	4,421,000	4,425,775
SOFR + 0.89%, 4.55%, 4/22/2027 (a)	4,706,000	4,707,082
SOFR + 0.92%, 4.59%, 4/22/2028 (a)	8,109,000	8,126,029
SOFR + 0.93%, 4.60%, 7/22/2028 (a)(c)	7,667,000	7,684,174
SOFR + 1.18%, 4.84%, 2/24/2028 (a)	6,343,000	6,374,334
SOFR + 1.20%, 4.87%, 1/23/2028 (a)	3,591,000	3,605,867
Series FRN, SOFR + 0.80%, 4.47%, 1/24/2029 (a)(c)	6,494,000	6,491,402
JPMorgan Chase Bank NA SOFR + 1.00%, 4.65%, 12/8/2026 (a)	5,254,000	5,273,282
KEB Hana Bank SOFR + 0.60%, 4.27%, 10/21/2028 (a)	2,500,000	2,506,150
Lloyds Banking Group PLC:
SOFR + 0.77%, 4.43%, 2/10/2030 (a)	2,500,000	2,484,325
SOFR + 1.06%, 4.71%, 6/13/2029 (a)	6,120,000	6,143,990
SOFR + 1.06%, 4.72%, 11/26/2028 (a)	6,850,000	6,869,317
SOFR + 1.56%, 5.22%, 8/7/2027 (a)	3,475,000	3,487,128
SOFR + 1.58%, 5.26%, 1/5/2028 (a)	2,815,000	2,835,493
Macquarie Bank Ltd.:
SOFR + 0.48%, 4.14%, 2/3/2028 (a)(b)	7,500,000	7,491,375
SOFR + 0.74%, 4.39%, 6/12/2028 (a)(b)	8,300,000	8,331,125
SOFR + 0.76%, 4.41%, 3/29/2029 (a)(b)	6,000,000	5,999,640
SOFR + 0.92%, 4.60%, 7/2/2027 (a)(b)	7,335,000	7,372,335
SOFR + 1.20%, 4.85%, 12/7/2026 (a)(b)	2,307,000	2,318,627
SOFR + 1.24%, 4.89%, 6/15/2026 (a)(b)	2,564,000	2,567,359
Macquarie Group Ltd. SOFR + 0.92%, 4.57%, 9/23/2027 (a)(b)	4,178,000	4,184,601
Morgan Stanley:
SOFR + 0.80%, 4.47%, 1/9/2030 (a)	6,250,000	6,211,938
SOFR + 1.38%, 5.05%, 4/12/2029 (a)(c)	2,384,000	2,410,725
Security Description	Principal Amount	Value
Series I, SOFR + 0.92%, 4.59%, 10/18/2029 (a)	$3,800,000	$3,796,352
Series MTN, SOFR + 1.02%, 4.69%, 4/13/2028 (a)	9,096,000	9,118,103
Morgan Stanley Bank NA:
SOFR + 0.69%, 4.35%, 10/15/2027 (a)	7,375,000	7,371,017
SOFR + 0.87%, 4.52%, 5/26/2028 (a)	6,000,000	6,006,300
SOFR + 0.90%, 4.57%, 1/12/2029 (a)	4,500,000	4,506,255
SOFR + 0.94%, 4.61%, 7/14/2028 (a)	9,250,000	9,260,452
SOFR + 1.08%, 4.75%, 1/14/2028 (a)	3,370,000	3,382,301
Morgan Stanley Private Bank NA:
SOFR + 0.77%, 4.43%, 2/8/2030 (a)	6,500,000	6,440,590
SOFR + 0.77%, 4.44%, 7/6/2028 (a)	9,725,000	9,726,264
SOFR + 0.78%, 4.44%, 11/17/2028 (a)	6,000,000	5,986,380
National Australia Bank Ltd.:
SOFR + 0.50%, 4.15%, 3/6/2028 (a)(b)	1,200,000	1,199,340
SOFR + 0.53%, 4.18%, 12/13/2028 (a)(b)	5,250,000	5,244,225
SOFR + 0.60%, 4.27%, 10/26/2027 (a)(b)	5,550,000	5,560,934
SOFR + 0.62%, 4.27%, 6/11/2027 (a)(b)	7,400,000	7,416,132
SOFR + 0.65%, 4.30%, 6/13/2028 (a)(b)	6,350,000	6,367,463
SOFR + 0.65%, 4.32%, 1/12/2027 (a)(b)(c)	4,117,000	4,125,440
SOFR + 0.68%, 4.35%, 1/13/2031 (a)(b)(c)	8,750,000	8,760,500
SOFR + 0.79%, 4.46%, 1/14/2030 (a)(b)	6,000,000	6,026,700
National Bank of Canada SOFR + 1.03%, 4.71%, 7/2/2027 (a)	3,250,000	3,254,258
National Securities Clearing Corp. SOFR + 0.57%, 4.23%, 5/20/2027 (a)(b)	3,250,000	3,254,745
NatWest Group PLC:
SOFR + 1.10%, 4.76%, 5/23/2029 (a)	1,950,000	1,954,797
SOFR + 1.25%, 4.90%, 3/1/2028 (a)	2,458,000	2,468,938
SOFR + 1.30%, 4.96%, 11/15/2028 (a)(c)	3,718,000	3,743,543
NatWest Markets PLC:
SOFR + 0.76%, 4.41%, 9/29/2026 (a)(b)	1,235,000	1,237,075
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.80%, 4.46%, 11/6/2028 (a)(b)	$4,500,000	$4,505,400
SOFR + 0.90%, 4.56%, 5/17/2027 (a)(b)	3,835,000	3,849,381
SOFR + 0.93%, 4.58%, 3/27/2029 (a)(b)	4,000,000	4,000,600
SOFR + 0.95%, 4.60%, 3/21/2028 (a)(b)(c)	5,600,000	5,615,176
SOFR + 1.14%, 4.80%, 5/17/2029 (a)(b)	4,023,000	4,051,604
SOFR + 1.19%, 4.84%, 3/21/2030 (a)(b)	3,651,000	3,679,514
NongHyup Bank:
SOFR + 0.68%, 4.35%, 1/21/2029 (a)	2,200,000	2,206,182
SOFR + 0.80%, 4.47%, 7/22/2027 (a)	3,500,000	3,516,835
Nordea Bank Abp:
SOFR + 0.70%, 4.35%, 3/17/2028 (a)(b)	3,732,000	3,739,651
SOFR + 0.74%, 4.39%, 3/19/2027 (a)(b)	4,051,000	4,061,046
SOFR + 0.83%, 4.48%, 8/28/2030 (a)(b)	3,550,000	3,552,024
SOFR + 1.02%, 4.67%, 9/10/2029 (a)(b)	2,250,000	2,269,755
PNC Bank NA SOFR + 0.73%, 4.40%, 7/21/2028 (a)	1,525,000	1,525,473
PNC Financial Services Group, Inc. SOFR + 0.62%, 4.29%, 1/26/2029 (a)	4,000,000	3,995,200
Royal Bank of Canada:
SOFR + 0.88%, 4.54%, 8/6/2029 (a)(c)	5,600,000	5,597,368
Series 1, SOFR + 0.70%, 4.36%, 11/3/2028 (a)(c)	5,050,000	5,035,961
Series GMTN, SOFR + 0.59%, 4.25%, 11/2/2026 (a)	3,512,000	3,515,336
Series GMTN, SOFR + 0.71%, 4.38%, 1/21/2027 (a)	4,557,000	4,567,800
Series GMTN, SOFR + 0.72%, 4.39%, 10/18/2027 (a)	6,935,000	6,938,051
Series GMTN, SOFR + 0.79%, 4.46%, 7/23/2027 (a)	7,240,000	7,245,213
Series GMTN, SOFR + 0.82%, 4.47%, 3/27/2028 (a)	5,715,000	5,720,429
Series GMTN, SOFR + 0.83%, 4.50%, 1/24/2029 (a)(c)	6,333,000	6,332,873
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.86%, 4.53%, 10/18/2028 (a)	$7,950,000	$7,957,155
Series GMTN, SOFR + 0.95%, 4.62%, 1/19/2027 (a)	3,116,000	3,127,841
Series GMTN, SOFR + 1.03%, 4.69%, 2/4/2031 (a)(c)	240,000	239,486
Series GMTN, SOFR + 1.08%, 4.75%, 7/20/2026 (a)	2,696,000	2,702,039
Santander Holdings USA, Inc. SOFR + 1.61%, 5.26%, 3/20/2029 (a)	3,276,000	3,300,898
Santander U.K. Group Holdings PLC SOFR + 1.07%, 4.72%, 9/22/2029 (a)	3,250,000	3,242,330
Skandinaviska Enskilda Banken AB:
SOFR + 0.68%, 4.33%, 3/12/2029 (a)(b)(c)	5,000,000	4,995,200
SOFR + 0.75%, 4.40%, 6/2/2028 (a)(b)	3,400,000	3,408,534
SOFR + 0.89%, 4.54%, 3/5/2027 (a)(b)	2,220,000	2,227,592
SOFR + 1.06%, 4.71%, 9/3/2030 (a)(b)	3,375,000	3,382,054
Societe Generale SA:
SOFR + 1.10%, 4.76%, 2/19/2027 (a)(b)	3,375,000	3,385,463
SOFR + 1.10%, 4.76%, 4/12/2030 (a)(b)	4,500,000	4,492,800
SOFR + 1.41%, 5.08%, 4/13/2029 (a)(b)	3,675,000	3,695,213
SOFR + 1.42%, 5.08%, 5/22/2029 (a)(b)	4,050,000	4,077,419
SOFR + 1.66%, 5.33%, 1/19/2028 (a)(b)	3,164,000	3,185,041
Standard Chartered Bank Series MTN, SOFR + 0.65%, 4.32%, 10/8/2026 (a)	2,700,000	2,702,538
Standard Chartered PLC:
SOFR + 0.92%, 4.59%, 1/13/2030 (a)(b)(c)	4,207,000	4,196,987
SOFR + 1.17%, 4.83%, 5/14/2028 (a)(b)	4,541,000	4,559,300
SOFR + 1.24%, 4.91%, 1/21/2029 (a)(b)(c)	4,375,000	4,396,044
SOFR + 1.93%, 5.60%, 7/6/2027 (a)(b)(c)	4,145,000	4,159,590
SOFR + 2.03%, 5.69%, 2/8/2028 (a)(b)	3,345,000	3,380,624
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.76%, 4.43%, 1/15/2029 (a)	5,050,000	5,030,962
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.88%, 4.55%, 1/14/2027 (a)	$3,947,000	$3,957,736
SOFR + 1.05%, 4.72%, 4/15/2030 (a)	6,575,000	6,582,627
SOFR + 1.17%, 4.84%, 7/9/2029 (a)	4,800,000	4,829,040
SOFR + 1.30%, 4.97%, 7/13/2026 (a)	2,850,000	2,856,356
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.71%, 4.36%, 3/5/2029 (a)(b)	8,000,000	7,991,200
SOFR + 0.75%, 4.40%, 9/11/2028 (a)(b)(c)	5,550,000	5,554,163
SOFR + 0.89%, 4.54%, 3/5/2031 (a)(b)	7,070,000	7,096,300
SOFR + 0.98%, 4.63%, 9/10/2027 (a)(b)	6,336,000	6,373,953
SOFR + 0.99%, 4.64%, 3/13/2030 (a)(b)	7,950,000	8,005,729
SOFR + 1.15%, 4.80%, 9/14/2026 (a)(b)	2,992,000	3,001,963
Svenska Handelsbanken AB:
SOFR + 0.66%, 4.31%, 5/28/2027 (a)(b)	3,700,000	3,705,291
SOFR + 0.74%, 4.40%, 5/23/2028 (a)(b)	4,050,000	4,060,247
SOFR + 1.25%, 4.90%, 6/15/2026 (a)(b)	4,591,000	4,599,218
Swedbank AB:
SOFR + 1.03%, 4.69%, 11/20/2029 (a)(b)	3,224,000	3,256,143
SOFR + 1.38%, 5.03%, 6/15/2026 (a)(b)	3,143,000	3,149,349
Toronto-Dominion Bank:
SOFR + 0.59%, 4.24%, 9/10/2026 (a)	3,235,000	3,236,973
SOFR + 0.62%, 4.27%, 12/17/2026 (a)	3,924,000	3,927,257
SOFR + 0.75%, 4.42%, 10/13/2028 (a)(c)	4,965,000	4,962,666
SOFR + 0.82%, 4.48%, 1/31/2028 (a)(c)	5,600,000	5,614,112
SOFR + 1.03%, 4.68%, 12/17/2029 (a)	2,575,000	2,582,802
Series F, SOFR + 0.58%, 4.25%, 1/13/2028 (a)	5,500,000	5,497,635
Series GMTN, SOFR + 0.73%, 4.41%, 4/5/2027 (a)	4,953,000	4,961,519
Series MTN, SOFR + 0.91%, 4.56%, 6/2/2028 (a)	3,100,000	3,108,928
Series MTN, SOFR + 1.08%, 4.75%, 7/17/2026 (a)	967,000	969,031
Truist Bank:
SOFR + 0.66%, 4.33%, 1/27/2029 (a)	4,000,000	3,994,080
Security Description	Principal Amount	Value
SOFR + 0.77%, 4.44%, 7/24/2028 (a)	$3,450,000	$3,448,724
U.S. Bank NA:
SOFR + 0.69%, 4.36%, 10/22/2027 (a)(c)	5,700,000	5,700,399
SOFR + 0.91%, 4.57%, 5/15/2028 (a)	3,500,000	3,513,650
UBS AG:
SOFR + 0.50%, 4.16%, 5/17/2027 (a)	2,591,000	2,589,316
SOFR + 0.81%, 4.46%, 3/16/2029 (a)	4,000,000	4,002,640
UBS Group AG:
SOFR + 0.84%, 4.49%, 12/23/2029 (a)(b)	10,850,000	10,809,638
SOFR + 0.84%, 4.50%, 4/10/2030 (a)(b)	4,000,000	3,983,440
United Overseas Bank Ltd. SOFR + 0.58%, 4.27%, 4/2/2028 (a)(b)	10,300,000	10,321,733
Wells Fargo & Co.:
SOFR + 0.74%, 4.41%, 1/23/2030 (a)	4,061,000	4,021,283
SOFR + 0.78%, 4.45%, 1/24/2028 (a)	5,699,000	5,704,072
SOFR + 0.88%, 4.53%, 9/15/2029 (a)	7,260,000	7,220,288
SOFR + 1.37%, 5.04%, 4/23/2029 (a)(c)	4,341,000	4,386,537
Series MTN, SOFR + 1.07%, 4.74%, 4/22/2028 (a)	9,086,000	9,113,258
Wells Fargo Bank NA:
SOFR + 1.06%, 4.72%, 8/7/2026 (a)	2,232,000	2,236,152
SOFR + 1.07%, 4.72%, 12/11/2026 (a)	3,520,000	3,533,869
Westpac Banking Corp.:
SOFR + 0.50%, 4.15%, 3/6/2028 (a)(b)	3,500,000	3,492,265
SOFR + 0.52%, 4.17%, 6/3/2026 (a)	2,867,000	2,867,946
SOFR + 0.81%, 4.48%, 4/16/2029 (a)	6,925,000	6,967,173
SOFR + 0.82%, 4.47%, 7/1/2030 (a)	6,443,000	6,484,879
Series GMTN, SOFR + 0.46%, 4.13%, 10/20/2026 (a)	4,734,000	4,735,326
Westpac New Zealand Ltd. SOFR + 0.75%, 4.41%, 1/30/2031 (a)(b)	6,500,000	6,485,245
Woori Bank SOFR + 0.48%, 4.15%, 1/27/2029 (a)	2,500,000	2,497,675
		1,213,811,507
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 0.3%
Keurig Dr. Pepper, Inc.:
SOFR + 0.58%, 4.24%, 11/15/2026 (a)	$2,917,000	$2,914,258
SOFR + 0.88%, 4.53%, 3/15/2027 (a)	3,641,000	3,643,804
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 4.22%, 2/16/2027 (a)	1,675,000	1,678,199
		8,236,261
COMMERCIAL SERVICES — 0.1%
PayPal Holdings, Inc. SOFR + 0.67%, 4.32%, 3/6/2028 (a)	3,495,000	3,496,468
DISTRIBUTION & WHOLESALE — 0.1%
Mitsubishi Corp. SOFR + 0.70%, 4.35%, 9/9/2028 (a)(b)	3,400,000	3,400,408
DIVERSIFIED FINANCIAL SERVICES — 2.1%
American Express Co.:
SOFR + 0.59%, 4.25%, 2/9/2029 (a)	4,000,000	3,997,200
SOFR + 0.65%, 4.31%, 11/4/2026 (a)(c)	3,952,000	3,957,651
SOFR + 0.75%, 4.42%, 4/23/2027 (a)	3,768,000	3,768,754
SOFR + 0.81%, 4.48%, 7/20/2029 (a)	8,401,000	8,385,374
SOFR + 0.93%, 4.60%, 7/26/2028 (a)	4,950,000	4,962,177
SOFR + 0.97%, 4.64%, 7/28/2027 (a)	3,060,000	3,060,673
SOFR + 1.00%, 4.66%, 2/16/2028 (a)	2,706,000	2,714,280
SOFR + 1.26%, 4.93%, 4/25/2029 (a)	3,643,000	3,669,485
Charles Schwab Corp.:
SOFR + 0.52%, 4.18%, 5/13/2026 (a)	4,237,000	4,237,085
SOFR + 1.05%, 4.70%, 3/3/2027 (a)	4,003,000	4,019,252
Equitable America Global Funding SOFR + 0.71%, 4.36%, 9/15/2027 (a)(b)	2,550,000	2,550,204
KODIT Global Co. Ltd. SOFR + 0.65%, 4.30%, 9/30/2028 (a)	2,800,000	2,802,864
Mastercard, Inc. SOFR + 0.44%, 4.09%, 3/15/2028 (a)	2,895,000	2,891,671
Security Description	Principal Amount	Value
Nomura Holdings, Inc. SOFR + 1.25%, 4.94%, 7/2/2027 (a)	$4,250,000	$4,272,738
Stellantis Financial Services U.S. Corp. SOFR + 1.69%, 5.34%, 9/15/2028 (a)(b)	2,500,000	2,499,475
		57,788,883
ELECTRIC — 0.9%
Consolidated Edison Co. of New York, Inc. SOFR + 0.52%, 4.18%, 11/18/2027 (a)	3,074,000	3,065,424
Constellation Energy Generation LLC SOFR + 0.60%, 4.27%, 1/8/2028 (a)	3,000,000	2,993,850
Georgia Power Co. SOFR + 0.28%, 3.93%, 9/15/2026 (a)	3,353,000	3,351,089
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.82%, 4.47%, 9/16/2027 (a)	2,700,000	2,707,587
Series D, SOFR + 0.43%, 4.09%, 8/9/2027 (a)	4,190,000	4,187,276
Series GMTN, SOFR + 0.80%, 4.46%, 2/5/2027 (a)	2,795,000	2,801,988
NextEra Energy Capital Holdings, Inc. SOFR + 0.80%, 4.46%, 2/4/2028 (a)(c)	3,764,000	3,765,543
Pinnacle West Capital Corp. SOFR + 0.82%, 4.47%, 6/10/2026 (a)	2,791,000	2,793,037
		25,665,794
ELECTRONICS — 0.2%
Amphenol Corp. SOFR + 0.53%, 4.19%, 11/15/2027 (a)	4,419,000	4,411,885
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories SOFR + 0.50%, 4.15%, 3/9/2029 (a)	7,800,000	7,796,646
HEALTH CARE SERVICES — 0.3%
HCA, Inc. SOFR + 0.87%, 4.52%, 3/1/2028 (a)	2,487,000	2,491,551
Roche Holdings, Inc. SOFR + 0.74%, 4.40%, 11/13/2026 (a)(b)	2,375,000	2,379,536
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. SOFR + 0.50%, 4.17%, 7/15/2026 (a)	$3,590,000	$3,591,616
		8,462,703
INSURANCE — 4.9%
Athene Global Funding:
SOFR + 0.75%, 4.42%, 7/16/2026 (a)(b)	4,500,000	4,502,610
SOFR + 0.83%, 4.50%, 1/7/2027 (a)(b)	4,032,000	4,033,693
SOFR + 0.95%, 4.60%, 3/6/2028 (a)(b)	5,102,000	5,093,684
SOFR + 1.00%, 4.65%, 9/18/2028 (a)(b)	4,700,000	4,668,510
SOFR + 1.03%, 4.68%, 8/27/2026 (a)(b)	3,575,000	3,580,005
SOFR + 1.21%, 4.86%, 3/25/2027 (a)(b)	3,781,000	3,784,894
Corebridge Global Funding:
SOFR + 0.75%, 4.42%, 1/7/2028 (a)(b)	2,535,000	2,534,797
SOFR + 0.86%, 4.51%, 12/15/2028 (a)(b)	2,000,000	1,994,800
SOFR + 1.30%, 4.95%, 9/25/2026 (a)(b)	4,119,000	4,132,346
F&G Global Funding SOFR + 1.33%, 4.97%, 9/8/2028 (a)(b)	2,500,000	2,506,725
Jackson National Life Global Funding:
SOFR + 0.89%, 4.54%, 6/9/2027 (a)(b)	2,975,000	2,979,165
SOFR + 0.95%, 4.60%, 9/12/2028 (a)(b)	3,600,000	3,598,524
SOFR + 0.97%, 4.64%, 1/14/2028 (a)(b)	4,260,000	4,263,025
Marsh & McLennan Cos., Inc. SOFR + 0.70%, 4.36%, 11/8/2027 (a)	3,303,000	3,310,630
MassMutual Global Funding II:
SOFR + 0.66%, 4.33%, 1/22/2029 (a)(b)	5,000,000	4,990,800
SOFR + 0.74%, 4.41%, 4/9/2027 (a)(b)	2,604,000	2,611,552
SOFR + 0.77%, 4.43%, 1/29/2027 (a)(b)	2,804,000	2,811,290
SOFR + 0.98%, 4.65%, 7/10/2026 (a)(b)	3,400,000	3,405,134
Metropolitan Life Global Funding I:
SOFR + 0.70%, 4.35%, 6/11/2027 (a)(b)	3,270,000	3,275,167
SOFR + 0.70%, 4.35%, 8/25/2028 (a)(b)	3,459,000	3,463,531
New York Life Global Funding:
SOFR + 0.41%, 4.07%, 2/5/2027 (a)(b)	3,626,000	3,625,456
Security Description	Principal Amount	Value
SOFR + 0.48%, 4.13%, 6/9/2026 (a)(b)	$4,440,000	$4,441,110
SOFR + 0.55%, 4.20%, 6/11/2027 (a)(b)	150,000	150,123
SOFR + 0.57%, 4.23%, 2/2/2029 (a)(b)	3,575,000	3,569,995
SOFR + 0.58%, 4.23%, 8/28/2026 (a)(b)	900,000	900,612
SOFR + 0.66%, 4.33%, 7/25/2028 (a)(b)	3,621,000	3,625,309
SOFR + 0.67%, 4.35%, 4/2/2027 (a)(b)	6,853,000	6,867,460
SOFR + 0.88%, 4.55%, 4/25/2028 (a)(b)	7,221,000	7,269,669
Northwestern Mutual Global Funding SOFR + 0.66%, 4.31%, 8/25/2028 (a)(b)	2,600,000	2,600,962
Pacific Life Global Funding II:
SOFR + 0.48%, 4.14%, 2/4/2027 (a)(b)	4,249,000	4,250,785
SOFR + 0.58%, 4.23%, 12/20/2027 (a)(b)	3,500,000	3,500,035
SOFR + 0.60%, 4.27%, 1/27/2028 (a)(b)	2,600,000	2,598,882
SOFR + 0.62%, 4.27%, 6/4/2026 (a)(b)	1,286,000	1,286,502
SOFR + 0.75%, 4.42%, 7/10/2028 (a)(b)	4,218,000	4,225,213
SOFR + 0.85%, 4.51%, 2/5/2027 (a)(b)	3,250,000	3,261,765
SOFR + 1.05%, 4.72%, 7/28/2026 (a)(b)	3,500,000	3,507,035
Principal Life Global Funding II SOFR + 0.81%, 4.47%, 8/18/2028 (a)(b)	2,920,000	2,916,992
Protective Life Global Funding SOFR + 0.85%, 4.50%, 9/11/2028 (a)(b)	7,150,000	7,163,227
		137,302,014
INTERNET — 1.0%
Alphabet, Inc. SOFR + 0.52%, 4.18%, 11/15/2028 (a)	4,800,000	4,806,672
Amazon.com, Inc.:
SOFR + 0.44%, 4.09%, 3/13/2028 (a)(c)	14,500,000	14,491,590
SOFR + 0.59%, 4.24%, 3/13/2029 (a)	8,500,000	8,492,945
		27,791,207
INVESTMENT COMPANY SECURITIES — 0.2%
Temasek Financial I Ltd. SOFR + 0.38%, 4.04%, 8/20/2027 (a)(b)	6,431,000	6,434,666
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.2%
Hewlett Packard Enterprise Co.:
SOFR + 0.96%, 4.61%, 9/15/2028 (a)	$2,606,000	$2,599,928
SOFR + 0.98%, 4.63%, 3/23/2028 (a)	3,000,000	2,998,320
		5,598,248
MACHINERY, CONSTRUCTION & MINING — 1.5%
Caterpillar Financial Services Corp.:
SOFR + 0.38%, 4.05%, 1/7/2027 (a)	1,545,000	1,544,428
SOFR + 0.40%, 4.07%, 1/10/2028 (a)	7,300,000	7,291,313
SOFR + 0.49%, 4.15%, 2/23/2029 (a)	4,500,000	4,492,215
SOFR + 0.52%, 4.17%, 3/3/2028 (a)	4,404,000	4,402,062
SOFR + 0.56%, 4.22%, 11/15/2027 (a)	4,000,000	4,000,480
SOFR + 0.58%, 4.24%, 11/14/2028 (a)	5,920,000	5,928,643
SOFR + 0.64%, 4.30%, 8/15/2028 (a)	6,830,000	6,837,786
SOFR + 0.69%, 4.36%, 10/16/2026 (a)	2,959,000	2,963,942
Series MTN, SOFR + 0.52%, 4.18%, 5/14/2027 (a)	2,701,000	2,702,675
Series MTN, SOFR + 0.53%, 4.20%, 7/7/2027 (a)	1,110,000	1,112,331
		41,275,875
MACHINERY-DIVERSIFIED — 1.1%
John Deere Capital Corp.:
SOFR + 0.40%, 4.08%, 1/5/2027 (a)	5,900,000	5,894,159
SOFR + 0.50%, 4.15%, 3/6/2028 (a)	4,737,000	4,735,768
SOFR + 0.68%, 4.35%, 7/15/2027 (a)	3,408,000	3,416,792
Series I, SOFR + 0.55%, 4.20%, 3/9/2029 (a)	5,000,000	4,988,850
Series MTN, SOFR + 0.58%, 4.23%, 9/11/2028 (a)	2,750,000	2,751,485
Series MTN, SOFR + 0.60%, 4.25%, 6/11/2027 (a)	4,666,000	4,671,926
Series MTN, SOFR + 0.60%, 4.27%, 4/19/2027 (a)	2,932,000	2,934,258
Series MTN, SOFR + 0.79%, 4.44%, 6/8/2026 (a)	655,000	655,308
		30,048,546
Security Description	Principal Amount	Value
MEDIA — 0.1%
Walt Disney Co. SOFR + 0.47%, 4.13%, 3/14/2029 (a)	$4,007,000	$4,002,031
MINING — 0.4%
Glencore Funding LLC:
SOFR + 0.75%, 4.40%, 10/1/2026 (a)(b)	3,971,000	3,973,701
SOFR + 1.06%, 4.74%, 4/4/2027 (a)(b)	3,139,000	3,149,484
Rio Tinto Finance USA PLC SOFR + 0.84%, 4.49%, 3/14/2028 (a)	3,844,000	3,859,568
		10,982,753
MISCELLANEOUS MANUFACTURER — 0.2%
Siemens Funding BV SOFR + 0.64%, 4.29%, 5/26/2028 (a)(b)	4,400,000	4,411,308
MULTI-NATIONAL — 3.8%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 3.96%, 2/16/2029 (a)	24,539,000	24,575,318
Series GMTN, SOFR + 0.33%, 3.99%, 2/20/2028 (a)	31,815,000	31,894,856
Inter-American Development Bank SOFR + 0.30%, 3.96%, 2/15/2029 (a)	17,525,000	17,551,813
International Bank for Reconstruction & Development:
SOFR + 0.28%, 4.06%, 2/23/2027 (a)	13,575,000	13,593,733
SOFR + 0.29%, 3.95%, 11/22/2028 (a)	16,926,000	16,957,821
		104,573,541
OIL & GAS — 0.8%
Chevron USA, Inc.:
SOFR + 0.36%, 4.01%, 2/26/2027 (a)	5,467,000	5,464,868
SOFR + 0.47%, 4.12%, 2/26/2028 (a)(c)	4,741,000	4,741,901
SOFR + 0.57%, 4.23%, 8/13/2028 (a)(c)	5,365,000	5,376,588
SOFR + 0.82%, 4.49%, 10/15/2030 (a)	3,050,000	3,066,714
Shell Finance U.S., Inc. SOFR + 0.78%, 4.44%, 11/6/2030 (a)	2,750,000	2,747,690
		21,397,761
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.8%
AbbVie, Inc. SOFR + 0.48%, 4.13%, 3/3/2028 (a)	$6,000,000	$6,005,280
Eli Lilly & Co. SOFR + 0.53%, 4.20%, 10/15/2028 (a)	6,382,000	6,390,424
GlaxoSmithKline Capital PLC SOFR + 0.50%, 4.15%, 3/12/2027 (a)(c)	5,379,000	5,378,677
Merck & Co., Inc.:
SOFR + 0.46%, 4.11%, 9/15/2027 (a)	3,775,000	3,780,474
SOFR + 0.57%, 4.22%, 3/15/2029 (a)	4,447,000	4,455,361
Novartis Capital Corp.:
SOFR + 0.52%, 4.18%, 11/5/2028 (a)	6,900,000	6,906,210
SOFR + 0.65%, 4.30%, 3/16/2029 (a)	4,750,000	4,759,785
Pfizer, Inc. SOFR + 0.50%, 4.16%, 11/15/2027 (a)	4,400,000	4,396,260
Sanofi SA:
SOFR + 0.46%, 4.12%, 11/3/2027 (a)	3,950,000	3,954,661
SOFR + 0.54%, 4.20%, 11/3/2028 (a)	5,025,000	5,040,527
		51,067,659
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Public Storage Operating Co. SOFR + 0.70%, 4.37%, 4/16/2027 (a)	5,976,000	5,983,829
RETAIL — 0.2%
Walmart, Inc. SOFR + 0.43%, 4.10%, 4/28/2027 (a)	6,625,000	6,639,641
SAVINGS & LOANS — 0.3%
Nationwide Building Society:
SOFR + 1.01%, 4.66%, 9/30/2030 (a)(b)	2,550,000	2,550,434
SOFR + 1.07%, 4.74%, 7/14/2029 (a)(b)	2,950,000	2,957,493
SOFR + 1.29%, 4.95%, 2/16/2028 (a)(b)	2,236,000	2,247,247
		7,755,174
SOFTWARE — 0.5%
Fidelity National Information Services, Inc. SOFR + 1.21%, 4.86%, 3/10/2029 (a)(c)	4,000,000	3,981,360
Oracle Corp.:
SOFR + 0.76%, 4.42%, 8/3/2028 (a)	4,029,000	3,963,811
Security Description	Principal Amount	Value
SOFR + 1.11%, 4.77%, 2/4/2029 (a)	$5,000,000	$4,955,900
		12,901,071
TELECOMMUNICATIONS — 0.3%
NTT Finance Corp.:
SOFR + 1.08%, 4.75%, 7/16/2028 (a)(b)	3,200,000	3,221,504
SOFR + 1.31%, 4.98%, 7/16/2030 (a)(b)	5,300,000	5,364,077
		8,585,581
TOTAL CORPORATE BONDS & NOTES (Cost $2,072,619,247)		2,073,279,215
FOREIGN GOVERNMENT OBLIGATIONS — 22.9%
Asian Development Bank:
Series GMTN, SOFR + 0.28%, 3.95%, 1/29/2031 (a)	3,000,000	3,000,420
Series GMTN, SOFR + 0.30%, 3.95%, 6/20/2028 (a)	15,745,000	15,782,945
Series GMTN, SOFR + 1.00%, 4.65%, 6/16/2026 (a)	11,360,000	11,381,811
Series GMTN, SOFR + 1.00%, 4.66%, 8/27/2026 (a)	13,900,000	13,950,318
Series GMTN, SOFR + 1.00%, 4.68%, 4/6/2027 (a)	13,300,000	13,413,449
Asian Infrastructure Investment Bank SOFR + 0.62%, 4.28%, 8/16/2027 (a)(b)(c)	4,222,000	4,248,134
BNG Bank NV SOFR + 1.00%, 4.66%, 8/5/2026 (a)(b)	7,100,000	7,121,424
Corp. Andina de Fomento SOFR + 0.53%, 4.18%, 9/19/2029 (a)(b)	4,000,000	4,002,880
Council of Europe Development Bank SOFR + 0.26%, 3.92%, 2/11/2030 (a)(b)	4,000,000	4,000,400
European Bank for Reconstruction & Development SOFR + 0.42%, 4.09%, 7/22/2030 (a)(c)	19,650,000	19,756,896
European Investment Bank:
SOFR + 0.32%, 3.98%, 8/14/2029 (a)	8,225,000	8,247,125
SOFR + 1.00%, 4.66%, 5/21/2028 (a)(b)	8,400,000	8,537,004
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Export Development Canada SOFR + 0.33%, 4.00%, 8/1/2028 (a)	$9,200,000	$9,223,450
Export-Import Bank of Korea:
SOFR + 0.40%, 4.07%, 1/13/2029 (a)	3,000,000	3,000,399
SOFR + 0.46%, 4.11%, 9/22/2028 (a)	4,500,000	4,507,923
SOFR + 0.47%, 4.14%, 1/14/2028 (a)	3,850,000	3,855,045
SOFR + 0.82%, 4.47%, 9/11/2029 (a)	4,750,000	4,811,721
Industrial Bank of Korea:
SOFR + 0.58%, 4.23%, 6/24/2028 (a)	4,300,000	4,314,204
SOFR + 0.62%, 4.27%, 9/30/2027 (a)(b)	3,000,000	3,009,946
SOFR + 0.62%, 4.27%, 9/30/2027 (a)	125,000	125,414
Inter-American Development Bank:
SOFR + 0.17%, 3.82%, 9/16/2026 (a)	17,144,000	17,148,800
SOFR + 0.28%, 3.94%, 2/18/2031 (a)	4,675,000	4,674,205
SOFR + 0.28%, 3.95%, 4/12/2027 (a)	14,825,000	14,847,386
SOFR + 0.35%, 4.03%, 10/4/2027 (a)	17,279,000	17,322,543
SOFR + 0.35%, 4.03%, 10/5/2028 (a)	16,325,000	16,373,648
SOFR + 0.39%, 4.04%, 3/13/2030 (a)	16,275,000	16,342,541
Series GMTN, SOFR + 0.27%, 3.92%, 3/20/2028 (a)	17,468,000	17,488,088
Series GMTN, SOFR + 0.37%, 4.04%, 8/1/2029 (a)	17,500,000	17,558,625
International Bank for Reconstruction & Development:
SOFR + 0.18%, 3.83%, 6/15/2026 (a)	7,760,000	7,761,630
SOFR + 0.27%, 3.92%, 6/15/2027 (a)	18,000,000	18,029,700
SOFR + 0.30%, 3.96%, 5/15/2028 (a)	14,824,000	14,857,206
SOFR + 0.30%, 3.97%, 1/24/2029 (a)	15,100,000	15,121,744
SOFR + 0.31%, 3.96%, 9/23/2026 (a)	20,700,000	20,720,700
SOFR + 0.37%, 4.03%, 2/11/2031 (a)	16,000,000	16,053,120
SOFR + 0.37%, 4.04%, 1/12/2027 (a)	22,946,000	22,985,238
SOFR + 0.43%, 4.09%, 8/19/2027 (a)	25,616,000	25,714,365
Security Description	Principal Amount	Value
SOFR + 0.46%, 4.14%, 10/4/2030 (a)	$16,125,000	$16,250,130
Series GMTN, SOFR + 0.28%, 3.94%, 11/18/2027 (a)	10,350,000	10,370,286
International Finance Corp.:
SOFR + 0.31%, 3.97%, 8/28/2028 (a)	20,552,000	20,598,036
SOFR + 0.38%, 4.05%, 10/22/2030 (a)	7,025,000	7,054,084
Series GMTN, SOFR + 0.27%, 3.94%, 7/30/2027 (a)	9,175,000	9,189,038
Series GMTN, SOFR + 0.36%, 4.02%, 8/28/2029 (a)(c)	12,580,000	12,626,420
Kommunalbanken AS:
SOFR + 0.40%, 4.05%, 3/3/2028 (a)(b)	16,700,000	16,749,170
SOFR + 0.41%, 4.08%, 4/9/2029 (a)(b)	16,400,000	16,458,680
SOFR + 1.00%, 4.65%, 6/17/2026 (a)(b)	18,150,000	18,183,263
Korea Development Bank:
SOFR + 0.50%, 4.16%, 1/28/2031 (a)	4,000,000	4,005,440
SOFR + 0.70%, 4.37%, 10/23/2026 (a)	2,850,000	2,854,783
SOFR + 0.76%, 4.42%, 2/3/2030 (a)	8,500,000	8,579,594
Korea Electric Power Corp. SOFR + 0.62%, 4.28%, 11/12/2028 (a)	5,800,000	5,811,454
Korea Gas Corp. SOFR + 0.65%, 4.32%, 7/10/2028 (a)	2,700,000	2,707,924
Korea Housing Finance Corp.:
SOFR + 0.49%, 4.16%, 1/15/2029 (a)(b)	2,000,000	1,996,818
SOFR + 0.49%, 4.16%, 1/15/2029 (a)	2,300,000	2,296,341
SOFR + 0.90%, 4.57%, 1/21/2030 (a)	2,700,000	2,726,500
Korea National Oil Corp.:
SOFR + 0.67%, 4.32%, 9/29/2028 (a)	3,700,000	3,703,216
SOFR + 0.77%, 4.42%, 3/31/2028 (a)	3,450,000	3,460,476
SOFR + 0.80%, 4.45%, 3/30/2029 (a)	3,000,000	3,000,600
SOFR + 0.83%, 4.51%, 4/3/2027 (a)	7,925,000	7,945,602
SOFR + 0.90%, 4.55%, 9/30/2027 (a)	1,872,000	1,880,956
SOFR + 1.08%, 4.74%, 11/14/2026 (a)	1,250,000	1,254,028
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Kuntarahoitus OYJ:
SOFR + 1.00%, 4.67%, 2/2/2029 (a)(b)	$5,000,000	$5,097,247
SOFR + 1.00%, 4.67%, 2/4/2030 (a)(b)	3,000,000	3,075,558
Nordic Investment Bank:
SOFR + 0.29%, 3.97%, 10/4/2027 (a)(b)(c)	6,300,000	6,308,568
SOFR + 1.00%, 4.66%, 5/12/2026 (a)	10,350,000	10,359,419
Svensk Exportkredit AB:
SOFR + 0.37%, 4.03%, 11/21/2029 (a)	5,000,000	5,009,638
Series GMTN, SOFR + 1.00%, 4.66%, 8/3/2026 (a)	12,890,000	12,926,568
Series GMTN, SOFR + 1.00%, 4.66%, 5/5/2027 (a)	6,500,000	6,556,063
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $637,266,947)		638,326,347

	Shares
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	47,025,982	47,025,982
State Street Navigator Securities Lending Portfolio II (g) (h)	41,275,715	41,275,715
TOTAL SHORT-TERM INVESTMENTS (Cost $88,301,697)		88,301,697
TOTAL INVESTMENTS — 100.5% (Cost $2,798,187,891)		2,799,907,259
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(12,889,477)
NET ASSETS — 100.0%		$2,787,017,782

(a)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 31.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at March 31, 2026.
(d)	When-issued security.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

Abbreviations:
FRN	Floating Rate Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,073,279,215	$—	$2,073,279,215
Foreign Government Obligations	—	638,326,347	—	638,326,347
Short-Term Investments	88,301,697	—	—	88,301,697
TOTAL INVESTMENTS	$88,301,697	$2,711,605,562	$—	$2,799,907,259
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,460,322	$18,460,322	$445,390,676	$416,825,016	$—	$—	47,025,982	$47,025,982	$959,932
State Street Navigator Securities Lending Portfolio II	101,825,885	101,825,885	433,798,660	494,348,830	—	—	41,275,715	41,275,715	123,483
Total		$120,286,207	$879,189,336	$911,173,846	$—	$—		$88,301,697	$1,083,415
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
ADVERTISING — 1.6%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (a) (b)	$5,876,871	$4,363,577
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	1,056,000	1,106,804
7.50%, 6/1/2029 (a)	9,196,000	9,233,060
7.75%, 4/15/2028 (a)	5,002,000	5,028,111
7.88%, 4/1/2030 (a)	7,378,000	7,730,668
CMG Media Corp. 8.88%, 6/18/2029 (a)	4,636,000	4,001,749
Lamar Media Corp.:
3.63%, 1/15/2031	20,000	18,541
3.75%, 2/15/2028	5,839,000	5,681,230
4.00%, 2/15/2030	148,000	141,334
4.88%, 1/15/2029	3,180,000	3,147,246
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	13,552,000	13,602,143
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	4,586,000	4,434,203
5.00%, 8/15/2027 (a)	7,070,000	7,058,900
7.38%, 2/15/2031 (a)	650,000	678,171
Stagwell Global LLC 5.63%, 8/15/2029 (a)	7,823,000	7,457,118
		73,682,855
AEROSPACE & DEFENSE — 1.6%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	6,528,000	6,652,228
ATI, Inc.:
5.88%, 12/1/2027	3,263,000	3,265,088
7.25%, 8/15/2030	2,901,000	3,012,863
Bombardier, Inc.:
7.50%, 2/1/2029 (a)	5,502,000	5,709,205
8.75%, 11/15/2030 (a)	2,514,000	2,676,354
Moog, Inc. 4.25%, 12/15/2027 (a)	5,980,000	5,980,000
Spirit AeroSystems, Inc. 4.60%, 6/15/2028 (b)	1,328,000	1,328,505
TransDigm, Inc.:
4.63%, 1/15/2029	7,125,000	6,999,101
6.38%, 3/1/2029 (a)	19,367,000	19,760,731
6.75%, 8/15/2028 (a)	11,249,000	11,377,464
6.88%, 12/15/2030 (a)	6,507,000	6,672,603
		73,434,142
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	8,144,500	8,138,473
6.00%, 6/15/2030 (a)	2,967,000	2,996,581
		11,135,054
Security Description	Principal Amount	Value
AIRLINES — 1.3%
Air Canada 3.88%, 8/15/2026 (a)	$9,320,642	$9,276,742
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	4,501,000	4,515,088
American Airlines, Inc. 7.25%, 2/15/2028 (a) (b)	5,384,000	5,418,781
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	1,305,236	1,304,505
5.75%, 4/20/2029 (a)	14,361,000	14,249,128
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a)	3,605,998	3,506,040
9.50%, 1/28/2031 (a)	2,487,000	2,288,239
9.63%, 2/14/2030 (a)	5,202,000	4,846,131
OneSky Flight LLC 8.88%, 12/15/2029 (a)	1,842,000	1,899,526
United Airlines Holdings, Inc.:
4.88%, 3/1/2029	2,394,000	2,348,969
5.38%, 3/1/2031	712,000	697,318
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	6,676,000	5,762,923
7.88%, 5/1/2027 (a) (b)	3,855,000	3,794,631
		59,908,021
APPAREL — 0.5%
Crocs, Inc. 4.25%, 3/15/2029 (a)	859,000	824,588
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	2,208,000	2,091,131
Under Armour, Inc.:
3.25%, 6/15/2026	5,587,000	5,566,496
7.25%, 7/15/2030 (a) (b)	424,000	428,694
VF Corp.:
2.80%, 4/23/2027 (b)	789,000	767,981
2.95%, 4/23/2030 (b)	4,725,000	4,219,520
William Carter Co. 7.38%, 2/15/2031 (a) (b)	5,180,000	5,288,469
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	3,833,000	3,548,476
		22,735,355
AUTO MANUFACTURERS — 1.9%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	4,771,000	4,440,990
4.75%, 10/1/2027 (a)	3,580,000	3,562,100
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	8,262,000	6,329,353
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	3,047,000	2,991,453
5.50%, 7/15/2029 (a) (b)	1,297,000	1,263,317
5.88%, 1/15/2028 (a)	1,495,000	1,483,937
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	$2,489,000	$2,660,368
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	6,399,000	6,288,617
2.45%, 9/15/2028 (a)	1,095,000	1,000,852
2.75%, 3/9/2028 (a)	3,611,000	3,373,613
5.63%, 9/29/2028 (a)	8,554,000	8,381,466
6.13%, 9/30/2030 (a)	4,208,000	4,047,296
7.05%, 9/15/2028 (a)	6,507,000	6,607,858
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	9,541,000	9,277,478
4.81%, 9/17/2030 (a)	14,115,000	12,794,259
7.50%, 7/17/2030 (a)	5,283,000	5,324,366
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	3,948,000	3,739,388
Wabash National Corp. 4.50%, 10/15/2028 (a) (b)	6,343,000	5,584,250
		89,150,961
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (a)	3,701,000	3,755,590
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	3,111,000	2,965,779
6.88%, 7/1/2028	918,000	918,413
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	10,106,000	10,231,719
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	4,380,000	4,139,845
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	3,631,000	3,233,914
Forvia SE 8.00%, 6/15/2030 (a) (b)	4,079,000	4,213,117
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	6,172,000	6,109,601
5.00%, 7/15/2029	2,644,000	2,508,389
6.63%, 7/15/2030 (b)	2,066,000	2,021,519
Phinia, Inc. 6.75%, 4/15/2029 (a)	3,027,000	3,089,810
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	2,134,000	862,712
Tenneco, Inc. 8.00%, 11/17/2028 (a)	11,588,000	11,570,502
Titan International, Inc. 7.00%, 4/30/2028	820,000	817,966
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	3,970,000	3,854,910
6.88%, 4/14/2028 (a)	3,054,000	3,085,181
7.13%, 4/14/2030 (a)	5,734,000	5,659,974
7.50%, 3/24/2031 (a)	7,407,000	7,267,156
		76,306,097
Security Description	Principal Amount	Value
BANKS — 0.2%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	$2,789,000	$2,563,342
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,953,000	3,944,738
12.25%, 10/1/2030 (a)	1,066,000	1,150,534
		7,658,614
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	6,368,000	6,188,486
6.25%, 4/1/2029 (a)	162,000	162,292
		6,350,778
BIOTECHNOLOGY — 0.0% *
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	656,000	558,315
CHEMICALS — 3.1%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,557,000	2,676,949
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	4,060,000	3,837,634
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	437,000	434,050
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030 (b)	6,560,000	6,686,674
6.85%, 11/15/2028	6,764,000	7,034,154
7.00%, 2/15/2031	2,901,000	2,976,716
7.05%, 11/15/2030	3,912,000	4,137,644
7.17%, 7/15/2027	329,000	335,998
7.33%, 7/15/2029	7,385,000	7,712,229
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	1,815,000	1,805,943
Chemours Co.:
4.63%, 11/15/2029 (a)	3,687,000	3,463,494
5.75%, 11/15/2028 (a)	1,984,000	1,967,890
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	4,661,000	4,339,997
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	4,464,000	4,443,019
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	3,038,000	2,956,794
FMC Corp.:
3.20%, 10/1/2026	1,961,000	1,938,351
3.45%, 10/1/2029 (b)	3,415,000	3,057,279
HB Fuller Co. 4.25%, 10/15/2028	26,000	25,134
Huntsman International LLC:
2.95%, 6/15/2031	993,000	819,275
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/1/2029	$5,959,000	$5,581,199
INEOS Finance PLC:
6.75%, 5/15/2028 (a)	2,368,000	2,289,501
7.50%, 4/15/2029 (a) (b)	2,639,000	2,560,754
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	4,046,000	3,324,355
Ingevity Corp. 3.88%, 11/1/2028 (a)	4,467,000	4,283,853
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	5,043,000	4,198,045
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	1,418,000	1,325,759
Methanex Corp.:
5.13%, 10/15/2027	8,720,000	8,664,366
5.25%, 12/15/2029 (b)	1,694,000	1,676,552
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	334,000	301,539
Olin Corp.:
5.00%, 2/1/2030 (b)	2,372,000	2,277,049
5.63%, 8/1/2029	3,873,000	3,823,426
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	4,888,000	4,682,557
6.25%, 10/1/2029 (a) (b)	2,489,000	2,361,240
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	3,100,000	3,189,373
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a)	8,404,000	8,307,942
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	4,677,000	4,554,416
SNF Group SACA:
3.13%, 3/15/2027 (a) (b)	370,000	370,000
3.38%, 3/15/2030 (a)	1,224,000	1,131,808
5.63%, 3/31/2031 (a)	3,705,000	3,745,903
Tronox, Inc.:
4.63%, 3/15/2029 (a) (b)	8,648,000	6,928,172
9.13%, 9/30/2030 (a)	2,836,000	2,831,803
WR Grace Holdings LLC:
5.63%, 8/15/2029 (a) (b)	6,357,000	5,837,760
7.38%, 3/1/2031 (a)	147,000	147,301
		145,043,897
COAL — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	527,000	548,312
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	3,194,000	2,881,180
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,243,000	3,832,617
		7,262,109
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 4.9%
ADT Security Corp. 4.13%, 8/1/2029 (a)	$3,784,000	$3,614,817
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	7,610,000	7,755,732
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	8,848,000	9,125,827
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	13,345,000	12,905,549
6.88%, 6/15/2030 (a)	1,927,000	1,956,637
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	8,776,000	8,588,586
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	379,000	338,049
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	673,000	632,667
6.50%, 1/15/2031 (a)	3,929,000	3,850,341
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	81,000	77,188
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	1,719,000	1,673,223
5.38%, 3/1/2029 (a) (b)	2,898,000	2,769,155
8.00%, 2/15/2031 (a)	1,765,000	1,720,857
8.25%, 1/15/2030 (a) (b)	3,116,000	3,136,161
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	4,277,000	4,298,941
Block, Inc.:
2.75%, 6/1/2026	9,285,000	9,241,825
5.63%, 8/15/2030 (a)	5,857,000	5,825,372
Brink's Co.:
4.63%, 10/15/2027 (a)	4,417,000	4,366,602
6.50%, 6/15/2029 (a)	177,000	179,536
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	676,000	642,268
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	2,174,000	1,950,578
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	6,589,000	6,220,609
4.88%, 7/1/2029 (a) (b)	3,280,000	2,823,850
CoreCivic, Inc. 8.25%, 4/15/2029	1,403,000	1,464,171
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	824,000	832,570
Deluxe Corp.:
8.00%, 6/1/2029 (a)	23,000	23,174
8.13%, 9/15/2029 (a) (b)	6,089,000	6,339,501
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	$7,880,000	$8,135,864
Garda World Security Corp.:
6.00%, 6/1/2029 (a)	3,483,000	3,322,120
6.50%, 1/15/2031 (a)	810,000	822,417
7.75%, 2/15/2028 (a)	2,179,000	2,219,312
GEO Group, Inc. 8.63%, 4/15/2029	3,844,000	3,992,609
Grand Canyon University 5.13%, 10/1/2028	1,961,000	1,946,469
Herc Holdings, Inc.:
6.63%, 6/15/2029 (a)	6,641,000	6,753,100
7.00%, 6/15/2030 (a)	7,832,000	8,037,277
Hertz Corp.:
5.00%, 12/1/2029 (a) (b)	3,963,000	1,674,486
12.63%, 7/15/2029 (a) (b)	8,450,000	7,412,847
Korn Ferry 4.63%, 12/15/2027 (a)	775,000	768,103
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	2,120,000	2,100,072
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	1,677,000	1,165,750
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	3,556,000	3,479,831
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	2,016,000	841,055
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	3,366,000	3,279,427
5.75%, 4/15/2026 (a)	521,000	521,985
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	2,145,000	2,045,429
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	6,808,000	6,920,332
10.88%, 8/1/2029 (a) (b)	2,924,000	2,963,620
Service Corp. International:
3.38%, 8/15/2030	7,580,000	7,004,223
4.63%, 12/15/2027 (b)	1,063,000	1,051,360
5.13%, 6/1/2029	2,131,000	2,116,701
Sotheby's 7.38%, 10/15/2027 (a) (b)	5,930,000	5,904,205
StoneMor, Inc. 8.50%, 5/15/2029 (a)	200,000	195,008
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	1,588,000	1,619,490
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,480,000	4,046,112
United Rentals North America, Inc.:
3.88%, 11/15/2027	4,614,000	4,552,449
4.00%, 7/15/2030	6,091,000	5,785,597
4.88%, 1/15/2028	9,367,000	9,328,595
5.25%, 1/15/2030	2,012,000	2,003,127
Security Description	Principal Amount	Value
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (b)	$1,063,000	$1,031,121
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	6,728,000	6,986,288
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	347,000	335,233
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	103,000	104,646
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	2,236,000	2,196,803
6.63%, 6/15/2029 (a)	2,283,000	2,307,428
6.63%, 4/15/2030 (a)	1,534,000	1,554,770
		228,879,047
COMPUTERS — 0.6%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	369,200	361,284
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	2,876,000	1,989,329
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	1,399,000	1,331,176
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	14,530,000	11,985,942
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	3,819,000	3,679,645
5.13%, 4/15/2029 (a)	390,000	373,694
Science Applications International Corp. 4.88%, 4/1/2028 (a)	4,101,000	4,034,523
Virtusa Corp. 7.13%, 12/15/2028 (a)	3,070,000	2,399,451
		26,155,044
CONSTRUCTION MATERIALS — 1.4%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	2,359,000	1,057,705
Boise Cascade Co. 4.88%, 7/1/2030 (a) (b)	760,000	748,729
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	3,994,000	3,891,834
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	1,039,000	607,815
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a) (b)	2,298,000	1,369,884
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (a) (b)	981,000	923,720
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63%, 12/15/2030 (a)	15,970,000	16,258,099
Griffon Corp. 5.75%, 3/1/2028	4,128,000	4,106,287
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	773,000	768,385
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	$2,501,000	$2,164,265
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	2,131,000	2,105,513
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	2,404,000	902,341
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	7,906,000	7,849,472
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	600,000	539,094
4.38%, 7/15/2030 (a)	13,516,000	12,761,131
4.75%, 1/15/2028 (a)	9,183,000	9,089,517
		65,143,791
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	2,823,000	2,676,458
4.00%, 1/15/2028 (a)	2,527,000	2,478,911
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	894,000	870,559
Gates Corp. 6.88%, 7/1/2029 (a)	1,829,000	1,874,195
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a) (b)	3,585,000	3,641,177
7.75%, 3/15/2031 (a)	4,935,000	5,129,242
S&S Holdings LLC 8.38%, 10/1/2031 (a)	1,366,000	1,205,864
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	3,780,000	3,525,039
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	4,947,000	5,123,855
		26,525,300
DIVERSIFIED FINANCIAL SERVICES — 4.8%
Aretec Group, Inc.:
7.50%, 4/1/2029 (a) (b)	2,010,000	1,990,423
10.00%, 8/15/2030 (a)	4,000	4,249
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	1,680,000	1,516,301
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	1,912,000	1,929,151
7.75%, 4/15/2030 (a)	3,686,000	3,806,385
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	402,000	377,924
6.88%, 4/15/2030 (a)	1,712,000	1,510,720
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a) (b)	4,802,000	4,157,908
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	3,784,000	3,543,716
3.63%, 10/1/2031 (a)	3,000,000	2,536,320
Security Description	Principal Amount	Value
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	$1,146,000	$1,117,488
9.25%, 12/15/2028 (a)	1,752,000	1,821,835
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a)	2,917,000	2,780,484
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	2,536,000	2,681,871
9.25%, 4/1/2029 (a)	2,489,000	2,612,927
Enova International, Inc.:
9.13%, 8/1/2029 (a)	2,203,000	2,262,261
11.25%, 12/15/2028 (a)	1,160,000	1,226,143
Freedom Mortgage Holdings LLC:
6.88%, 5/1/2031 (a)	1,986,000	1,856,632
9.25%, 2/1/2029 (a)	6,409,000	6,498,726
GGAM Finance Ltd.:
6.88%, 4/15/2029 (a)	3,496,000	3,577,597
8.00%, 2/15/2027 (a)	5,802,000	5,854,798
8.00%, 6/15/2028 (a)	2,027,000	2,102,911
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	7,861,000	7,971,604
goeasy Ltd.:
6.88%, 5/15/2030 (a)	3,007,000	2,485,947
6.88%, 2/15/2031 (a) (b)	1,435,000	1,155,562
7.38%, 10/1/2030 (a) (b)	2,201,000	1,821,768
7.63%, 7/1/2029 (a)	4,100,000	3,608,861
9.25%, 12/1/2028 (a)	3,525,000	3,281,105
Hightower Holding LLC 9.13%, 1/31/2030 (a)	305,000	310,938
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	1,735,000	1,680,417
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	5,120,000	4,777,728
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (a) (b)	1,441,000	1,503,064
9.50%, 2/15/2029 (a)	2,063,000	2,165,077
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	3,111,000	2,611,529
8.75%, 11/1/2027 (a)	480,000	450,197
LFS Topco LLC 8.75%, 7/15/2030 (a) (b)	1,517,000	1,447,491
Navient Corp.:
4.88%, 3/15/2028	5,369,000	5,067,101
5.00%, 3/15/2027	1,239,000	1,209,784
5.50%, 3/15/2029 (b)	3,395,000	3,128,526
6.75%, 6/15/2026	2,467,000	2,472,477
9.38%, 7/25/2030	2,265,000	2,210,164
11.50%, 3/15/2031	3,475,000	3,527,855
OneMain Finance Corp.:
3.50%, 1/15/2027	5,084,000	4,994,471
3.88%, 9/15/2028	2,352,000	2,236,093
4.00%, 9/15/2030	2,113,000	1,905,694
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 5/15/2030	$4,559,000	$4,455,283
6.63%, 1/15/2028	4,351,000	4,376,366
6.63%, 5/15/2029	8,328,000	8,366,892
7.88%, 3/15/2030	3,446,000	3,555,824
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	655,000	648,817
PennyMac Financial Services, Inc.:
5.75%, 9/15/2031 (a)	2,268,000	2,106,654
6.88%, 2/15/2033 (a)	60,000	57,469
7.13%, 11/15/2030 (a)	1,059,000	1,056,670
7.88%, 12/15/2029 (a)	10,578,000	10,841,392
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	5,823,000	5,600,794
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	5,269,000	5,297,980
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	3,073,000	2,948,574
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	1,584,000	1,461,573
8.38%, 2/1/2028 (a)	3,216,000	3,242,114
8.88%, 1/31/2030 (a)	2,377,000	2,402,363
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	3,763,000	3,863,660
Rfna LP 7.88%, 2/15/2030 (a) (b)	1,249,000	1,193,494
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	10,615,000	10,719,133
6.50%, 8/1/2029 (a)	4,888,000	4,948,758
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	6,944,000	6,862,269
3.63%, 3/1/2029 (a)	999,000	946,582
SLM Corp.:
3.13%, 11/2/2026	990,000	981,001
6.50%, 1/31/2030	2,970,000	2,922,391
Stonebriar ABF Issuer LLC 8.13%, 12/15/2030 (a)	2,058,000	2,139,600
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	1,390,000	1,446,100
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	3,364,000	3,430,910
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a) (b)	2,575,000	2,409,917
5.75%, 6/15/2027 (a)	3,554,000	3,499,162
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	4,870,000	4,435,255
6.63%, 2/1/2030 (a)	4,240,000	3,998,659
Security Description	Principal Amount	Value
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	$321,000	$320,750
		228,326,629
ELECTRIC — 1.8%
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	1,000,000	927,640
4.75%, 3/15/2028 (a)	5,203,000	5,140,668
Constellation Energy Generation LLC 4.63%, 2/1/2029 (a)	1,380,000	1,363,330
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	1,340,000	1,353,306
DPL LLC 4.35%, 4/15/2029	3,616,000	3,473,927
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	3,078,000	2,874,144
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	4,107,000	3,903,128
3.63%, 2/15/2031 (a)	624,000	576,289
5.25%, 6/15/2029 (a)	7,505,000	7,439,031
5.75%, 1/15/2028	3,851,000	3,860,897
5.75%, 7/15/2029 (a)	1,947,000	1,944,002
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	2,339,000	2,289,086
PG&E Corp.:
5.00%, 7/1/2028	4,267,000	4,230,048
5.25%, 7/1/2030	6,252,000	6,169,161
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	5,106,000	5,348,535
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	4,323,500	4,312,821
5.63%, 2/15/2027 (a)	8,537,000	8,536,488
VoltaGrid LLC 7.38%, 11/1/2030 (a)	9,894,000	10,209,322
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/2027 (a)	1,376,500	1,362,955
7.25%, 1/15/2029 (a) (b)	10,035,000	10,364,449
8.38%, 1/15/2031 (a) (b)	467,000	492,643
		86,171,870
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a) (b)	5,877,000	5,600,017
4.75%, 6/15/2028 (a)	260,000	255,996
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	6,241,000	6,352,589
7.25%, 6/15/2028 (a)	6,533,000	6,570,107
		18,778,709
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.7%
Coherent Corp. 5.00%, 12/15/2029 (a)	$7,805,000	$7,658,032
Imola Merger Corp. 4.75%, 5/15/2029 (a)	11,986,000	11,657,943
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	3,206,000	3,095,008
5.88%, 9/1/2030 (a)	1,875,000	1,876,613
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	917,000	851,352
4.38%, 2/15/2030 (a)	4,302,000	4,121,316
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,741,000	5,513,771
		34,774,035
ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	8,425,000	8,096,846
5.00%, 1/31/2028 (a)	2,460,000	2,433,654
		10,530,500
ENGINEERING & CONSTRUCTION — 0.6%
Abengoa Abenewco 2 SA:
1.50%, 10/26/2024 (a) (c)	4,407,135	4,143
1.50%, 10/26/2024 (a) (c) (d)	4,633,401	—
Arcosa, Inc. 4.38%, 4/15/2029 (a)	6,238,000	6,007,381
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	4,217,000	3,645,343
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a) (b)	5,471,000	5,001,260
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,173,000	3,078,794
Fluor Corp. 4.25%, 9/15/2028	1,405,000	1,383,138
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	807,000	791,586
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	4,169,000	4,568,265
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	2,614,000	2,528,836
		27,008,746
ENTERTAINMENT — 3.2%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,254,000	2,547,083
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	4,236,000	1,726,170
Allwyn Entertainment Financing U.K. PLC 7.88%, 4/30/2029 (a)	6,529,000	6,668,002
Security Description	Principal Amount	Value
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	$1,012,000	$724,268
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	2,970,000	3,064,119
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,495,000	2,422,745
Brightstar Lottery PLC 5.25%, 1/15/2029 (a)	1,816,000	1,801,781
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	10,001,000	9,624,262
7.00%, 2/15/2030 (a)	10,550,000	10,687,572
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	2,419,000	2,387,867
5.50%, 4/1/2027 (a)	5,500,000	5,494,555
5.75%, 4/1/2030 (a)	4,801,000	4,757,215
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	6,663,000	6,616,759
Discovery Global Holdings, Inc. 4.05%, 3/15/2029	7,299,000	7,062,366
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	2,159,000	2,105,349
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,021,000	3,752,880
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a) (b)	508,000	518,638
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	3,638,000	3,551,998
4.75%, 10/15/2027 (a)	5,409,000	5,380,062
6.50%, 5/15/2027 (a)	4,370,000	4,377,473
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	2,554,000	2,130,649
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	2,608,000	2,530,725
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	1,297,000	1,324,924
11.88%, 4/15/2031 (a)	1,596,000	1,661,803
13.25%, 12/15/2029 (a)	2,471,000	2,829,592
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	4,514,000	4,307,304
Motion Finco SARL 8.38%, 2/15/2032 (a)	1,529,000	1,265,095
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	2,307,000	2,380,547
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	4,155,000	3,984,936
Penn Entertainment, Inc.:
5.63%, 1/15/2027 (a)	3,895,000	3,887,989
6.75%, 4/1/2031 (a)	2,000,000	1,943,100
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	$6,690,000	$4,093,410
5.88%, 9/1/2031 (a)	1,630,000	915,278
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029	5,610,000	4,820,168
8.45%, 7/27/2030 (a)	1,368,000	1,297,890
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	1,872,000	1,869,304
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a) (b)	7,948,000	6,870,410
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	2,439,000	2,337,391
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 7/15/2029 (b)	3,533,000	3,378,749
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	3,984,000	3,973,004
Vail Resorts, Inc. 5.63%, 7/15/2030 (a)	1,305,000	1,295,656
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	3,956,000	3,907,143
7.13%, 2/15/2031 (a)	960,000	1,008,538
		149,284,769
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 6.38%, 2/1/2031 (a)	5,000	5,077
Enviri Corp. 5.75%, 7/31/2027 (a)	3,979,000	3,974,225
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	5,856,000	5,695,018
4.00%, 8/1/2028 (a)	3,949,000	3,838,191
4.38%, 8/15/2029 (a)	1,007,500	978,998
4.75%, 6/15/2029 (a)	6,455,000	6,337,971
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	1,698,000	1,658,437
5.88%, 6/30/2029 (a)	6,318,000	6,206,740
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	4,587,000	4,306,734
		33,001,391
Security Description	Principal Amount	Value
FOOD — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	$6,516,000	$6,213,983
4.88%, 2/15/2030 (a)	10,088,000	9,882,306
6.50%, 2/15/2028 (a)	70,000	70,908
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	1,158,000	1,116,683
8.00%, 9/15/2028 (a) (b)	4,371,000	4,305,216
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a) (b)	3,836,000	3,541,625
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	2,229,000	2,195,922
7.63%, 7/1/2029 (a)	143,000	146,423
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	1,213,000	1,234,567
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	1,000	934
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	3,859,000	4,018,801
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	3,158,000	3,018,259
4.88%, 5/15/2028 (a)	3,866,000	3,829,428
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	1,374,000	1,321,005
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	6,368,000	6,120,030
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	4,109,000	3,954,173
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	321,000	312,686
4.75%, 2/15/2029 (a)	6,143,000	6,066,888
6.88%, 9/15/2028 (a)	3,554,000	3,641,002
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	3,455,000	3,457,246
		64,448,085
FOOD SERVICE — 0.3%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,724,000	4,689,704
TKC Holdings, Inc.:
8.50%, 8/15/2030 (a)	6,429,000	6,473,296
12.00%, 2/15/2031 (a)	2,838,000	2,926,063
		14,089,063
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a) (b)	3,314,000	2,180,115
Magnera Corp. 4.75%, 11/15/2029 (a) (b)	3,025,000	2,724,920
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	$4,953,000	$2,580,760
12.88%, 10/1/2028 (a) (b)	298,000	187,895
		7,673,690
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
9.38%, 6/1/2028 (a)	4,968,000	5,098,609
9.50%, 6/1/2030 (a)	1,760,000	1,865,107
		6,963,716
HEALTH CARE PRODUCTS — 1.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	14,798,000	14,440,184
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	9,063,000	9,378,393
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	2,118,000	1,960,590
Hologic, Inc.:
3.25%, 2/15/2029 (a)	2,424,000	2,424,000
4.63%, 2/1/2028 (a)	4,189,000	4,189,000
Medline Borrower LP 5.25%, 10/1/2029 (a)	11,754,000	11,648,684
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	4,009,000	4,085,211
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,274,000	3,183,867
4.63%, 11/15/2027	933,000	924,295
		52,234,224
HEALTH CARE SERVICES — 4.1%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	1,280,000	1,247,194
5.50%, 7/1/2028 (a) (b)	2,048,000	2,034,033
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	2,686,000	2,547,080
4.25%, 5/1/2028 (a)	3,696,000	3,609,661
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (a) (b)	9,014,000	8,493,441
6.00%, 1/15/2029 (a)	3,951,000	3,911,727
6.13%, 4/1/2030 (a) (b)	9,317,000	8,089,578
6.88%, 4/15/2029 (a) (b)	6,951,000	6,677,131
DaVita, Inc.:
3.75%, 2/15/2031 (a)	6,961,000	6,385,952
4.63%, 6/1/2030 (a) (b)	13,345,000	12,830,817
6.88%, 9/1/2032 (a) (b)	2,054,000	2,107,199
Encompass Health Corp.:
4.50%, 2/1/2028	2,243,000	2,224,293
4.75%, 2/1/2030 (b)	4,403,000	4,311,594
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	3,231,000	3,062,665
Security Description	Principal Amount	Value
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	$1,913,000	$1,850,674
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	3,503,000	3,495,574
5.00%, 5/15/2027 (a)	9,829,000	9,802,560
6.50%, 5/15/2030 (a)	873,000	891,996
Kedrion SpA 6.50%, 9/1/2029 (a)	4,860,000	4,686,401
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	1,766,000	1,700,711
8.38%, 2/15/2032 (a)	402,000	428,214
9.88%, 8/15/2030 (a)	3,499,000	3,706,246
11.00%, 10/15/2030 (a) (b)	6,013,000	6,474,317
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	1,361,000	1,218,109
4.38%, 6/15/2028 (a)	5,961,000	5,768,758
6.50%, 2/15/2031 (a)	2,313,000	2,277,218
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	6,420,000	4,989,624
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a) (b)	7,518,000	7,762,711
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,645,000	1,588,428
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	2,018,000	1,986,378
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	8,207,000	8,507,048
Star Parent, Inc. 9.00%, 10/1/2030 (a)	5,042,000	5,237,730
Team Health Holdings, Inc. 8.38%, 6/30/2028 (a)	722,000	715,206
Tenet Healthcare Corp.:
4.25%, 6/1/2029	12,906,000	12,539,470
4.38%, 1/15/2030	10,229,000	9,903,411
4.63%, 6/15/2028	5,640,000	5,592,286
5.13%, 11/1/2027	4,842,000	4,837,691
6.13%, 10/1/2028 (b)	4,287,000	4,297,375
6.13%, 6/15/2030	7,417,000	7,477,819
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	7,206,000	6,999,692
		192,268,012
HOLDING COMPANIES-DIVERSIFIED — 0.0% *
Stena International SA:
7.25%, 1/15/2031 (a)	1,333,000	1,346,663
7.63%, 2/15/2031 (a)	20,000	20,415
		1,367,078
HOME BUILDERS — 0.6%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	1,284,000	1,323,727
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	2,406,000	2,239,216
Beazer Homes USA, Inc. 5.88%, 10/15/2027	36,000	35,837
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	$3,466,000	$3,194,127
6.25%, 9/15/2027 (a)	3,120,000	3,118,066
Century Communities, Inc. 3.88%, 8/15/2029 (a)	653,000	612,938
Empire Communities Corp. 9.75%, 5/1/2029 (a)	2,223,000	2,231,047
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	1,427,000	1,462,803
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	2,582,000	2,458,038
Risewell Homes, Inc. 8.50%, 11/1/2030 (a)	1,060,000	1,036,754
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	550,000	541,156
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	756,000	747,745
5.75%, 1/15/2028 (a)	3,804,000	3,810,391
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	2,075,000	1,957,161
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	2,779,000	2,801,788
		27,570,794
HOME FURNISHINGS — 0.2%
FXI Holdings, Inc.:
11.00%, 11/15/2030 (a) (b)	1,682,312	1,460,062
14.00%, 11/15/2029 (a) (b)	3,725,051	1,903,575
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	2,240,000	2,153,827
Whirlpool Corp.:
4.75%, 2/26/2029	804,000	771,583
6.13%, 6/15/2030 (b)	3,768,000	3,677,417
		9,966,464
HOUSEHOLD PRODUCTS — 0.2%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	2,472,000	2,335,471
5.50%, 6/1/2028 (a)	5,195,000	5,166,220
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	480	474
Perrigo Finance Unlimited Co. 5.15%, 6/15/2030 (b)	3,227,000	2,912,368
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	573,000	572,043
		10,986,576
HOUSEHOLD PRODUCTS & WARES — 0.0% *
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	2,528,000	2,257,883
Security Description	Principal Amount	Value
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	$7,241,000	$6,140,730
Central Garden & Pet Co. 4.13%, 4/30/2031 (a) (b)	5,798,000	5,408,201
Newell Brands, Inc.:
6.38%, 9/15/2027	37,000	37,214
6.38%, 5/15/2030 (b)	1,467,000	1,412,662
6.63%, 9/15/2029	1,972,000	1,925,559
8.50%, 6/1/2028 (a)	10,461,000	10,817,720
		25,742,086
INSURANCE — 1.8%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	3,459,000	3,263,186
6.00%, 8/1/2029 (a) (b)	1,280,000	1,202,138
7.50%, 11/6/2030 (a)	4,336,000	4,337,257
8.25%, 2/1/2029 (a)	6,902,000	6,828,632
8.50%, 6/15/2029 (a)	2,639,000	2,616,938
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	3,194,000	3,133,346
5.88%, 11/1/2029 (a) (b)	200,000	194,152
6.50%, 10/1/2031 (a)	545,000	537,920
6.75%, 10/15/2027 (a)	5,333,000	5,331,667
6.75%, 4/15/2028 (a)	9,719,000	9,770,025
7.00%, 1/15/2031 (a)	7,375,000	7,437,835
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	4,505,000	4,324,124
6.38%, 2/15/2029 (a)	2,340,000	2,358,720
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	5,958,000	5,384,781
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	989,000	999,117
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	2,486,000	2,422,433
HUB International Ltd.:
5.63%, 12/1/2029 (a)	4,297,000	4,196,407
7.25%, 6/15/2030 (a)	14,952,000	15,351,368
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	3,931,000	4,006,043
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	1,846,000	1,680,432
		85,376,521
INTERNET — 2.3%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (a)	199,000	205,410
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	$2,836,000	$2,533,484
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	4,034,000	3,888,897
6.13%, 12/1/2028 (a) (b)	2,107,000	2,019,201
Cars.com, Inc. 6.38%, 11/1/2028 (a)	4,907,000	4,779,565
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/2027 (a) (b)	341,000	337,133
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	8,564,000	8,603,480
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	6,946,000	6,271,752
11.25%, 2/21/2030 (a) (b)	1,902,000	1,711,268
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	1,779,000	1,656,498
5.25%, 12/1/2027 (a)	4,090,000	4,075,603
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
5.75%, 5/15/2028 (a)	1,677,000	1,580,505
8.75%, 5/1/2029 (a)	2,702,000	2,512,049
9.00%, 8/1/2029 (a) (b)	2,421,000	2,240,805
9.50%, 5/30/2029 (a)	5,195,000	4,882,001
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	3,249,000	3,016,599
4.63%, 6/1/2028 (a)	560,000	547,714
5.00%, 12/15/2027 (a)	1,651,000	1,643,637
5.63%, 2/15/2029 (a) (b)	3,049,000	3,009,759
Millennium Escrow Corp. 6.63%, 8/1/2026 (a) (b)	4,567,000	4,292,980
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	1,996,000	1,588,433
Rakuten Group, Inc.:
9.75%, 4/15/2029 (a)	9,609,000	10,247,326
11.25%, 2/15/2027 (a)	16,020,000	16,579,899
Wayfair LLC:
7.25%, 10/31/2029 (a)	7,363,000	7,523,293
7.75%, 9/15/2030 (a)	2,889,000	3,006,062
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	4,522,000	4,267,864
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	5,813,000	3,411,068
		106,432,285
INVESTMENT COMPANY SECURITIES — 1.0%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	6,166,971	5,734,851
FS KKR Capital Corp.:
3.13%, 10/12/2028	4,920,000	4,496,683
3.25%, 7/15/2027	3,849,000	3,697,119
6.13%, 1/15/2030	2,765,000	2,633,856
Security Description	Principal Amount	Value
6.13%, 1/15/2031	$1,583,000	$1,486,089
6.88%, 8/15/2029	3,009,000	2,957,606
7.88%, 1/15/2029	3,051,000	3,085,690
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	3,567,000	3,047,359
5.25%, 5/15/2027	2,644,000	2,591,252
9.00%, 6/15/2030	6,511,000	6,096,640
9.75%, 1/15/2029 (b)	2,849,000	2,804,727
10.00%, 11/15/2029 (a)	6,380,000	6,277,091
		44,908,963
IRON/STEEL — 0.7%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	3,545,000	3,149,449
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a) (b)	1,017,000	900,909
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	2,218,000	2,213,009
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (a)	3,680,000	3,589,067
6.88%, 11/1/2029 (a)	5,005,000	5,005,000
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	1,252,000	1,338,025
Mineral Resources Ltd.:
7.00%, 4/1/2031 (a)	1,000,000	1,020,880
8.00%, 11/1/2027 (a)	566,000	574,122
8.50%, 5/1/2030 (a)	7,929,000	8,148,158
9.25%, 10/1/2028 (a)	6,751,748	6,998,052
U.S. Steel Corp. 6.88%, 3/1/2029	1,179,000	1,176,595
		34,113,266
IT SERVICES — 0.8%
ASGN, Inc. 4.63%, 5/15/2028 (a)	3,079,000	2,980,133
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	4,229,000	4,404,630
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	6,208,000	6,644,857
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	5,641,000	5,629,379
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	4,784,000	4,631,773
5.88%, 7/15/2030 (a)	3,442,000	3,500,411
8.25%, 12/15/2029 (a)	4,352,000	4,573,082
8.50%, 7/15/2031 (a)	460,000	482,278
Unisys Corp. 10.63%, 1/15/2031 (a) (b)	5,123,000	4,404,448
		37,250,991
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 1.1%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c) (d)	$1,771,000	$—
Carnival Corp.:
5.13%, 5/1/2029 (a)	6,043,000	5,996,892
5.75%, 3/15/2030 (a)	5,550,000	5,592,347
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	4,041,000	4,128,771
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	1,461,000	1,076,552
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	3,561,000	3,459,155
7.75%, 2/15/2029 (a)	3,368,000	3,498,611
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	1,978,000	1,993,250
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	1,449,000	1,410,790
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	3,259,000	3,338,357
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a) (b)	7,719,000	6,602,601
10.75%, 3/15/2030 (a)	3,110,000	2,582,824
11.13%, 7/15/2030 (a)	7,623,000	6,460,340
Viking Cruises Ltd.:
5.88%, 10/15/2033 (a)	925,000	914,936
7.00%, 2/15/2029 (a)	4,258,000	4,263,365
		51,318,791
LODGING — 2.8%
Boyd Gaming Corp. 4.75%, 12/1/2027	4,113,000	4,077,464
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	4,850,000	4,414,664
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	5,977,000	6,008,917
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	4,334,000	4,156,739
4.88%, 1/15/2030	4,513,000	4,446,659
5.88%, 4/1/2029 (a)	4,716,000	4,761,745
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a)	8,417,000	8,000,443
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	378,000	377,142
Las Vegas Sands Corp. 3.50%, 8/18/2026	500	498
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	2,840,000	2,689,821
Melco Resorts Finance Ltd.:
5.38%, 12/4/2029 (a) (b)	4,961,000	4,760,179
Security Description	Principal Amount	Value
5.63%, 7/17/2027	$1,944,143	$1,922,485
5.75%, 7/21/2028 (a) (b)	9,196,000	9,015,483
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	4,372,000	4,322,596
5.88%, 5/15/2026 (a)	6,339,000	6,331,457
MGM Resorts International:
4.63%, 9/1/2026	2,629,000	2,624,189
4.75%, 10/15/2028 (b)	2,610,000	2,567,770
5.50%, 4/15/2027	1,665,000	1,669,862
6.13%, 9/15/2029	7,035,000	7,105,420
Station Casinos LLC 4.50%, 2/15/2028 (a)	2,460,000	2,414,957
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	3,357,000	3,353,240
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	7,692,000	7,205,789
6.50%, 1/15/2028 (a)	2,098,000	2,067,180
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	1,580,000	1,512,123
4.63%, 3/1/2030 (a) (b)	2,539,000	2,417,661
6.00%, 4/1/2027	1,557,000	1,564,629
6.63%, 7/31/2026 (a)	6,791,000	6,798,266
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	4,819,000	4,709,609
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a) (b)	4,009,000	3,997,294
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a)	4,465,000	4,268,585
5.50%, 10/1/2027 (a)	5,411,000	5,350,180
5.63%, 8/26/2028 (a)	8,925,000	8,766,671
		133,679,717
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	3,612,000	3,518,594
4.13%, 4/15/2029 (a)	3,046,500	2,932,347
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	2,000	2,090
Terex Corp. 5.00%, 5/15/2029 (a)	5,191,000	5,120,921
		11,573,952
MACHINERY-DIVERSIFIED — 0.5%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,091,000	8,406,145
Esab Corp.:
5.63%, 4/1/2031 (a)	875,000	881,090
6.25%, 4/15/2029 (a)	2,522,000	2,554,786
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	5,402,000	2,985,091
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	991,000	1,031,482
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	2,348,000	2,262,979
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	$2,028,000	$2,072,373
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	1,748,500	1,744,111
		21,938,057
MEDIA — 9.4%
AMC Networks, Inc. 10.50%, 7/15/2032 (a) (b)	4,804,737	4,742,612
Block Communications, Inc. 10.25%, 3/1/2031 (a)	2,332,000	2,127,017
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	5,282,000	3,673,684
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	8,323,000	7,572,016
4.50%, 8/15/2030 (a)	8,296,000	7,742,657
4.75%, 3/1/2030 (a)	18,753,000	17,786,845
5.00%, 2/1/2028 (a)	14,259,000	14,127,675
5.13%, 5/1/2027 (a)	5,524,000	5,524,994
5.38%, 6/1/2029 (a)	15,549,000	15,339,088
6.38%, 9/1/2029 (a)	8,817,000	8,852,092
CSC Holdings LLC:
3.38%, 2/15/2031 (a) (b)	5,000,000	2,936,150
4.13%, 12/1/2030 (a) (b)	2,800,000	1,678,908
4.63%, 12/1/2030 (a)	10,900,000	3,867,647
5.38%, 2/1/2028 (a)	4,451,000	3,294,942
5.50%, 4/15/2027 (a)	6,487,000	5,629,548
5.75%, 1/15/2030 (a)	18,000,000	6,762,780
6.50%, 2/1/2029 (a)	9,826,000	6,271,838
7.50%, 4/1/2028 (a) (b)	6,792,000	3,740,219
11.25%, 5/15/2028 (a) (b)	4,990,000	4,088,706
11.75%, 1/31/2029 (a)	16,468,000	11,908,999
Directv Financing LLC 8.88%, 2/1/2030 (a)	20,716,000	20,665,010
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	4,272,000	4,259,141
10.00%, 2/15/2031 (a)	1,961,000	2,002,103
Discovery Communications LLC:
3.63%, 5/15/2030	9,476,000	8,816,565
3.95%, 3/20/2028	10,359,000	10,148,816
4.13%, 5/15/2029	7,230,000	6,973,967
DISH DBS Corp.:
5.13%, 6/1/2029	6,897,000	6,163,573
5.25%, 12/1/2026 (a)	21,835,000	21,636,520
5.75%, 12/1/2028 (a)	14,765,000	14,298,278
7.38%, 7/1/2028	7,594,000	7,365,345
7.75%, 7/1/2026	13,250,000	13,213,827
DISH Network Corp. 11.75%, 11/15/2027 (a) (b)	17,586,000	18,117,449
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	1,485,000	1,369,215
EW Scripps Co. 9.88%, 8/15/2030 (a)	7,532,000	7,321,631
Security Description	Principal Amount	Value
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	$4,218,000	$3,259,544
5.38%, 11/15/2031 (a)	3,900,000	2,883,192
10.50%, 7/15/2029 (a) (b)	1,689,000	1,797,636
Grupo Televisa SAB 8.50%, 3/11/2032	1,437,000	1,509,597
iHeartCommunications, Inc.:
7.75%, 8/15/2030 (a)	6,464,000	5,187,942
9.13%, 5/1/2029 (a) (b)	911,168	827,067
10.88%, 5/1/2030 (a)	1,511,000	969,065
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	3,575,000	2,332,616
6.75%, 10/15/2027 (a)	12,080,000	8,154,966
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	5,304,000	5,246,876
8.00%, 8/1/2029 (a)	1,613,000	1,610,742
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	996,000	978,978
5.63%, 7/15/2027 (a)	13,247,000	13,247,000
Paramount Global:
3.38%, 2/15/2028	3,991,000	3,869,873
3.70%, 6/1/2028	5,372,000	5,198,108
4.20%, 6/1/2029	1,961,000	1,873,422
4.20%, 5/19/2032	1,500,000	1,285,650
4.95%, 1/15/2031	7,277,000	6,720,164
7.88%, 7/30/2030	4,365,000	4,555,794
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	75,000	69,344
5.38%, 1/15/2031 (a)	2,660,000	1,973,853
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	384,000	332,129
Sirius XM Radio LLC:
4.00%, 7/15/2028 (a)	11,848,000	11,449,670
4.13%, 7/1/2030 (a) (b)	10,987,000	10,317,672
5.00%, 8/1/2027 (a)	8,129,500	8,116,574
5.50%, 7/1/2029 (a)	2,456,000	2,444,752
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	6,800,000	6,672,925
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	6,166,000	5,801,713
7.38%, 6/30/2030 (a)	6,408,000	6,284,966
8.00%, 8/15/2028 (a)	8,221,000	8,356,318
Urban One, Inc. 7.63%, 4/1/2031 (a)	1,287,000	508,391
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	4,012,000	4,103,754
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	5,706,000	4,679,605
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	5,718,000	5,066,434
5.50%, 5/15/2029 (a)	9,115,000	8,739,918
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	$5,675,000	$4,860,410
Ziggo BV 4.88%, 1/15/2030 (a)	1,590,000	1,482,532
		442,789,049
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	1,617,000	1,632,345
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	3,509,000	3,587,953
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	5,391,000	5,233,583
TMS International Corp. 6.25%, 4/15/2029 (a)	5,000	4,867
		10,458,748
MINING — 1.2%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a) (b)	2,582,000	2,510,917
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	5,434,000	5,553,059
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	2,636,000	2,746,106
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	5,159,000	5,341,629
Constellium SE 3.75%, 4/15/2029 (a)	4,910,000	4,690,425
Fortescue Treasury Pty. Ltd.:
4.50%, 9/15/2027 (a)	7,228,000	7,164,394
5.88%, 4/15/2030 (a)	750,000	759,615
Hecla Mining Co. 7.25%, 2/15/2028	1,721,000	1,721,792
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,035,000	2,035,000
6.13%, 4/1/2029	433,000	432,415
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	2,714,000	2,731,777
Novelis Corp.:
4.75%, 1/30/2030 (a)	10,046,000	9,514,868
6.88%, 1/30/2030 (a)	3,138,000	3,165,614
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a)	3,477,000	3,577,346
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	3,240,000	3,379,579
		55,324,536
MISCELLANEOUS MANUFACTURER — 0.8%
Avient Corp. 7.13%, 8/1/2030 (a)	2,528,000	2,564,959
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	6,223,000	6,350,696
Calderys Financing LLC 11.25%, 6/1/2028 (a)	4,154,000	4,294,447
Security Description	Principal Amount	Value
Entegris, Inc.:
3.63%, 5/1/2029 (a)	$1,255,000	$1,194,070
4.38%, 4/15/2028 (a)	4,301,000	4,214,679
5.95%, 6/15/2030 (a)	2,255,000	2,274,799
Hillenbrand, Inc. 6.25%, 2/15/2029 (b)	4,757,000	4,413,116
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	4,015,000	3,998,016
Maxam Prill SARL 7.75%, 7/15/2030 (a)	3,753,000	3,826,784
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,424,000	4,529,734
		37,661,300
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp. 10.25%, 10/15/2030 (a) (b)	4,246,000	3,202,418
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	2,432,000	1,021,124
8.88%, 11/30/2029 (a) (b)	2,548,000	803,257
		5,026,799
OFFICE FURNISHINGS — 0.1%
HNI Corp. 5.13%, 1/18/2029 (a)	3,648,000	3,496,827
OIL & GAS — 5.1%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	6,765,000	7,065,028
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/2029 (a)	3,358,000	3,355,683
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	5,035,000	5,092,751
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	6,265,000	6,623,295
California Resources Corp. 8.25%, 6/15/2029 (a)	4,200,000	4,394,838
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 2/15/2031 (a)	4,450,000	4,723,408
Caturus Energy LLC 8.50%, 2/15/2030 (a)	4,556,000	4,721,201
Chord Energy Corp. 6.00%, 10/1/2030 (a)	3,084,000	3,116,752
CNX Resources Corp. 7.38%, 1/15/2031 (a)	2,396,000	2,461,531
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	4,233,000	4,086,115
6.75%, 3/1/2029 (a)	13,127,000	12,974,129
Crescent Energy Finance LLC 7.38%, 1/15/2033 (a)	873,000	873,218
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	23,000	22,799
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 2/15/2031 (a)	$3,064,000	$3,086,765
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	716,000	725,337
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	2,734,000	2,883,030
FORESEA Holding SA 7.50%, 6/15/2030 (a)	7,000	6,872
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,679,000	2,741,367
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	3,180,000	3,132,364
6.00%, 4/15/2030 (a)	6,668,000	6,485,897
6.00%, 2/1/2031 (a)	5,735,000	5,551,251
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	900,000	904,869
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	2,502,000	2,576,184
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	3,209,000	3,260,633
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	475,000	498,166
Nabors Industries, Inc. 9.13%, 1/31/2030 (a)	5,799,000	6,086,398
Noble Finance II LLC 8.00%, 4/15/2030 (a)	10,220,000	10,547,551
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	6,794,000	6,775,656
7.88%, 9/15/2030 (a)	3,149,000	3,229,646
9.88%, 3/15/2030 (a) (b)	4,707,000	5,040,303
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	546,000	546,732
8.00%, 4/15/2027 (a)	3,045,000	3,048,045
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	3,719,000	3,744,475
Puma International Financing SA 7.75%, 4/25/2029 (a) (b)	888,000	907,323
Range Resources Corp. 4.75%, 2/15/2030 (a)	4,194,000	4,087,808
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	2,834,000	2,980,263
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	2,430,000	2,515,050
SM Energy Co.:
6.50%, 7/15/2028	96,000	96,268
6.63%, 1/15/2027	251,000	251,013
6.75%, 9/15/2026	3,616,000	3,616,976
6.75%, 8/1/2029 (a)	6,278,000	6,377,004
8.38%, 7/1/2028 (a)	9,958,000	10,233,637
8.63%, 11/1/2030 (a)	5,312,000	5,595,236
Sunoco LP:
4.50%, 10/1/2029 (a)	6,823,000	6,617,287
Security Description	Principal Amount	Value
4.63%, 5/1/2030 (a)	$5,312,000	$5,116,306
5.38%, 7/15/2031 (a)	390,000	386,849
5.88%, 7/15/2027 (a)	3,581,000	3,581,537
7.00%, 5/1/2029 (a)	5,406,000	5,545,475
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	4,726,000	4,606,952
4.50%, 4/30/2030	2,007,000	1,940,950
5.88%, 3/15/2028	2,520,000	2,516,749
7.00%, 9/15/2028 (a)	2,158,000	2,201,699
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	4,867,000	5,065,038
9.38%, 2/1/2031 (a)	2,850,000	3,025,132
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	4,260,000	4,161,296
Transocean International Ltd.:
8.25%, 5/15/2029 (a)	5,196,000	5,366,585
8.75%, 2/15/2030 (a)	7,490,700	7,804,935
Trident Energy Finance PLC 12.50%, 11/30/2029 (a)	228,000	242,022
Valaris Ltd. 8.38%, 4/30/2030 (a)	5,696,000	5,899,746
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	3,670,000	3,709,416
W&T Offshore, Inc. 10.75%, 2/1/2029 (a) (b)	1,197,000	1,224,758
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	3,631,000	3,672,139
		239,727,738
OIL & GAS SERVICES — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (a)	1,382,000	1,382,000
CHC Group LLC 11.75%, 9/1/2030 (a)	2,786,000	2,710,527
Enerflex, Inc. 6.88%, 1/15/2031 (a)	4,344,000	4,435,137
Kodiak Gas Services LLC:
5.88%, 4/1/2031 (a)	3,372,000	3,386,230
7.25%, 2/15/2029 (a)	4,143,000	4,293,142
Oceaneering International, Inc. 6.00%, 2/1/2028	2,013,000	2,022,421
SESI LLC 7.88%, 9/30/2030 (a)	3,819,000	3,894,196
TGS ASA 8.50%, 1/15/2030 (a)	2,688,000	2,812,428
Tidewater, Inc. 9.13%, 7/15/2030 (a)	5,496,000	5,867,365
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a)	5,465,000	5,592,662
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
WBI Operating LLC 6.25%, 10/15/2030 (a)	$4,182,000	$4,197,975
		40,594,083
PACKAGING & CONTAINERS — 2.4%
Ardagh Group SA 9.50%, 12/1/2030 (a)	11,485,000	12,005,500
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	4,402,000	4,185,510
4.00%, 9/1/2029 (a)	4,399,000	4,027,636
6.25%, 1/30/2031 (a) (b)	2,262,000	2,241,438
Ball Corp.:
2.88%, 8/15/2030	4,708,000	4,285,033
6.00%, 6/15/2029	6,654,000	6,762,061
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	1,468,000	1,452,483
6.75%, 7/15/2030 (a)	3,939,000	3,973,151
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	2,446,000	2,404,614
6.88%, 1/15/2030 (a)	2,246,000	2,188,166
8.75%, 4/15/2030 (a)	5,947,000	5,563,002
Crown Americas LLC 5.25%, 4/1/2030	280,000	279,784
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	3,647,000	3,632,959
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	1,891,000	1,818,386
3.50%, 3/1/2029 (a)	1,467,000	1,374,594
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	3,797,000	3,170,495
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2030 (a)	16,754,000	16,747,801
9.25%, 4/15/2030 (a)	6,776,000	6,289,754
OI European Group BV 4.75%, 2/15/2030 (a)	1,089,000	1,011,289
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,687,000	1,689,244
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	2,763,000	2,759,049
5.00%, 4/15/2029 (a)	4,069,000	4,114,166
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	1,824,000	1,851,926
Silgan Holdings, Inc. 4.13%, 2/1/2028	792,000	773,760
Security Description	Principal Amount	Value
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	$8,167,461	$7,129,377
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	2,263,000	2,201,944
TriMas Corp. 4.13%, 4/15/2029 (a)	3,753,500	3,572,882
Trivium Packaging Finance BV:
8.25%, 7/15/2030 (a)	3,442,000	3,601,571
12.25%, 1/15/2031 (a)	11,000	11,871
		111,119,446
PHARMACEUTICALS — 1.9%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	3,820,000	3,888,111
Accendra Health, Inc. 6.63%, 4/1/2030 (a) (b)	2,957,000	1,411,613
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	2,359,000	2,250,179
5.13%, 3/1/2030 (a)	3,846,000	3,687,276
6.13%, 8/1/2028 (a)	3,632,000	3,626,334
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a) (b)	3,200,000	3,170,720
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	3,088,000	2,834,197
5.00%, 1/30/2028 (a) (b)	3,653,000	3,092,776
5.25%, 1/30/2030 (a) (b)	8,531,000	5,567,160
5.25%, 2/15/2031 (a) (b)	1,500,000	917,070
6.25%, 2/15/2029 (a) (b)	1,897,000	1,422,465
11.00%, 9/30/2028 (a)	6,612,000	6,763,679
14.00%, 10/15/2030 (a)	1,503,000	1,443,752
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	3,550,000	3,561,679
Elanco Animal Health, Inc. 6.40%, 8/28/2028	6,499,000	6,664,075
Grifols SA 4.75%, 10/15/2028 (a) (b)	5,959,000	5,845,124
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	2,486,500	2,330,149
12.25%, 4/15/2029 (a)	7,384,000	7,873,559
Jazz Securities DAC 4.38%, 1/15/2029 (a)	11,083,000	10,772,676
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	12,325,000	11,949,457
		89,072,051
PIPELINES — 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	3,771,000	3,759,008
5.75%, 1/15/2028 (a)	5,871,000	5,868,064
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 7/15/2029 (a)	$1,685,000	$1,738,768
Buckeye Partners LP:
3.95%, 12/1/2026	11,134,000	11,032,235
4.13%, 12/1/2027	5,606,000	5,493,488
6.75%, 2/1/2030 (a)	2,634,000	2,715,865
6.88%, 7/1/2029 (a)	197,000	202,603
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	2,555,000	2,434,813
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	4,158,000	4,156,503
8.63%, 3/15/2029 (a)	7,880,000	8,155,879
Excelerate Energy LP 8.00%, 5/15/2030 (a)	5,785,000	6,057,531
Genesis Energy LP/Genesis Energy Finance Corp.:
8.25%, 1/15/2029	4,220,000	4,359,387
8.88%, 4/15/2030	579,000	605,478
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	1,419,000	1,422,902
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	3,558,000	3,588,706
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	1,409,000	1,353,514
5.13%, 6/15/2028 (a)	5,009,000	4,991,469
5.50%, 10/15/2030 (a)	800,000	794,296
5.88%, 3/1/2028 (a)	4,160,000	4,192,614
6.50%, 6/1/2029 (a)	6,032,000	6,163,920
ITT Holdings LLC 6.50%, 8/1/2029 (a)	8,764,000	8,542,358
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	3,398,000	3,409,044
6.63%, 12/15/2028 (a)	9,450,000	9,607,437
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	866,000	891,053
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a)	771,000	103,607
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	7,681,000	7,918,343
NuStar Logistics LP:
5.63%, 4/28/2027	2,128,000	2,132,086
6.38%, 10/1/2030	532,000	550,125
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	3,556,000	3,676,833
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	452,000	433,228
4.95%, 7/15/2029 (a)	3,357,000	3,281,904
Security Description	Principal Amount	Value
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	$6,825,000	$7,029,818
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	3,535,000	3,504,387
6.00%, 12/31/2030 (a)	5,607,000	5,569,994
7.38%, 2/15/2029 (a)	4,006,000	4,117,447
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	5,165,000	5,236,380
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	10,262,000	9,756,596
6.25%, 1/15/2030 (a)	4,697,000	4,803,716
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	6,899,000	7,056,711
8.13%, 6/1/2028 (a)	10,930,000	11,191,555
9.50%, 2/1/2029 (a)	22,880,000	24,748,838
Venture Global Plaquemines LNG LLC 6.13%, 12/15/2030 (a)	5,951,000	6,121,675
		208,770,178
REAL ESTATE — 0.9%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	5,140,000	5,151,359
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	2,741,000	2,582,296
5.75%, 1/15/2029 (a)	326,000	314,140
9.75%, 4/15/2030 (a)	3,211,000	3,403,853
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	3,947,000	3,714,048
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	5,994,000	6,002,931
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	192,000	191,666
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	1,752,000	1,827,984
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	2,321,000	2,197,082
4.38%, 2/1/2031 (a)	5,326,000	4,893,156
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	2,751,000	2,590,837
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029 (b)	1,877,000	1,847,662
4.75%, 2/1/2030 (b)	4,329,000	4,346,749
Newmark Group, Inc. 7.50%, 1/12/2029	4,494,000	4,712,813
		43,776,576
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	$1,272,000	$1,266,594
Arbor Realty SR, Inc.:
7.88%, 7/15/2030 (a) (b)	4,149,000	3,840,356
8.50%, 12/15/2028 (a) (b)	1,254,000	1,232,444
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	513,000	538,173
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	1,575,000	1,510,819
4.55%, 10/1/2029 (b)	5,503,000	5,019,671
8.30%, 3/15/2028	300,000	305,271
8.88%, 4/12/2029	3,950,000	4,012,015
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	4,096,000	4,012,073
5.75%, 5/15/2026 (a)	6,504,000	6,481,171
Diversified Healthcare Trust:
4.75%, 2/15/2028	6,412,000	6,156,033
7.25%, 10/15/2030 (a)	1,728,000	1,746,628
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	747,000	720,960
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	783,000	635,076
3.95%, 11/1/2027	2,228,000	2,103,098
4.65%, 4/1/2029 (b)	2,917,000	2,501,823
5.95%, 2/15/2028 (b)	892,000	846,517
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	2,878,000	2,873,136
4.88%, 9/15/2029 (a) (b)	6,127,000	5,963,041
5.00%, 7/15/2028 (a)	520,000	514,540
5.25%, 3/15/2028 (a)	7,735,000	7,692,922
5.25%, 7/15/2030 (a) (b)	10,678,000	10,365,562
7.00%, 2/15/2029 (a)	8,323,000	8,486,297
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	6,944,000	6,955,596
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031 (b)	7,703,000	5,035,297
4.63%, 8/1/2029	5,522,000	4,301,638
5.00%, 10/15/2027	7,806,000	7,273,397
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	4,538,000	4,366,509
5.88%, 10/1/2028 (a)	3,771,000	3,749,845
7.00%, 2/1/2030 (a)	1,437,000	1,454,287
Security Description	Principal Amount	Value
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	$1,616,000	$1,619,232
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	5,162,000	5,009,360
7.25%, 7/15/2028 (a)	1,759,000	1,795,464
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	6,181,000	6,091,561
8.00%, 7/15/2030 (a)	3,703,000	3,579,727
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	3,624,000	3,606,569
4.00%, 9/15/2029 (a)	435,000	408,791
SBA Communications Corp.:
3.13%, 2/1/2029	6,068,000	5,750,644
3.88%, 2/15/2027	9,871,000	9,771,895
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	303,000	276,260
3.95%, 1/15/2028	3,545,000	3,391,111
4.95%, 2/15/2027	77,000	76,910
4.95%, 10/1/2029 (b)	2,695,000	2,438,975
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	5,092,100	5,063,686
4.38%, 1/15/2027 (a)	4,961,000	4,936,741
5.25%, 10/15/2028 (a)	3,769,000	3,737,227
6.00%, 4/15/2030 (a)	3,900,000	3,899,025
6.50%, 7/1/2030 (a)	675,000	685,375
6.50%, 10/15/2030 (a)	960,000	976,090
7.25%, 4/1/2029 (a)	2,189,000	2,255,480
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	6,252,000	5,897,824
Vornado Realty LP 2.15%, 6/1/2026	2,897,000	2,883,297
XHR LP:
4.88%, 6/1/2029 (a)	1,897,000	1,838,136
6.63%, 5/15/2030 (a) (b)	1,534,000	1,550,383
		189,500,552
RETAIL — 4.6%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	800,000	765,336
3.88%, 1/15/2028 (a)	10,798,000	10,567,787
4.00%, 10/15/2030 (a)	17,857,000	16,776,473
4.38%, 1/15/2028 (a)	2,275,000	2,244,401
5.63%, 9/15/2029 (a)	7,387,000	7,427,407
6.13%, 6/15/2029 (a)	5,495,000	5,589,679
Academy Ltd. 6.00%, 11/15/2027 (a)	830,000	830,100
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	2,866,000	2,696,161
7.00%, 8/1/2030 (a)	9,518,000	9,637,641
Arko Corp. 5.13%, 11/15/2029 (a) (b)	1,556,000	1,376,251
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	$6,581,000	$6,357,772
4.75%, 3/1/2030	1,203,000	1,159,391
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	1,524,000	1,521,592
6.63%, 10/1/2030 (a)	4,153,000	4,190,377
6.88%, 11/1/2035	450,000	442,696
7.50%, 6/15/2029	406,000	412,139
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a) (b)	3,132,000	2,822,276
Brinker International, Inc. 8.25%, 7/15/2030 (a)	3,455,000	3,623,604
EG Global Finance PLC 12.00%, 11/30/2028 (a)	8,131,000	8,694,560
Ferrellgas LP/Ferrellgas Finance Corp.:
5.88%, 4/1/2029 (a)	4,851,000	4,652,109
9.25%, 1/15/2031 (a)	5,138,000	5,352,152
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	7,160,000	6,851,189
6.75%, 1/15/2030 (a) (b)	6,108,000	5,706,643
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	1,388,000	1,363,585
5.63%, 1/1/2030 (a)	2,458,000	2,442,785
Gap, Inc. 3.63%, 10/1/2029 (a)	5,962,000	5,572,085
Gee Automotive Holdings LLC 7.25%, 3/1/2031 (a)	1,699,000	1,696,723
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	6,049,000	5,553,224
11.50%, 8/15/2029 (a)	1,360,000	1,353,853
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,562,000	1,757,562
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	4,503,000	4,352,825
6.38%, 1/15/2030 (a) (b)	1,035,000	1,044,170
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,140,000	1,121,247
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	2,727,000	2,717,292
Kohl's Corp. 10.00%, 6/1/2030 (a)	2,665,000	2,816,052
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	5,492,000	4,021,792
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	5,415,000	5,276,538
Security Description	Principal Amount	Value
Liberty Interactive LLC 8.25%, 2/1/2030	$2,132,000	$80,952
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	5,278,000	5,029,142
4.38%, 1/15/2031 (a)	494,000	463,283
4.63%, 12/15/2027 (a)	1,982,000	1,958,375
5.50%, 10/1/2030 (a)	3,868,000	3,798,144
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	2,000	1,989
Men's Wearhouse LLC 9.00%, 2/1/2031 (a)	1,946,000	1,979,393
Michaels Cos., Inc. 7.88%, 5/1/2029 (a)	5,130,000	5,147,237
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	3,439,000	3,191,530
4.75%, 9/15/2029	102,000	100,365
Nordstrom, Inc. 4.00%, 3/15/2027 (b)	3,542,000	3,473,179
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	2,458,000	2,343,531
Penske Automotive Group, Inc. 3.75%, 6/15/2029	822,001	782,109
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	2,367,000	2,363,804
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,222,000	2,153,651
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	1,181,000	1,026,750
Staples, Inc.:
10.75%, 9/1/2029 (a) (b)	15,854,000	14,724,561
12.75%, 1/15/2030 (a)	3,774,000	2,546,205
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	800,000	751,232
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	2,045,000	1,951,871
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	1,912,000	1,823,226
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	1,142,000	1,183,729
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	955,000	946,940
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a)	1,187,000	1,152,150
Yum! Brands, Inc.:
3.63%, 3/15/2031	6,250,000	5,771,937
4.75%, 1/15/2030 (a)	3,404,000	3,351,340
		218,884,094
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.4%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	$2,937,000	$3,124,263
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	8,667,000	8,817,113
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,032,000	2,924,637
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,513,000	2,380,615
		17,246,628
SOFTWARE — 3.3%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	3,817,000	3,875,705
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	13,511,000	12,620,760
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	3,845,000	3,674,128
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a) (b)	1,616,000	1,201,997
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	4,228,000	3,031,349
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	22,126,000	21,530,368
9.00%, 9/30/2029 (a)	22,474,000	21,682,241
CoreWeave, Inc.:
9.00%, 2/1/2031 (a) (b)	10,252,000	9,750,472
9.25%, 6/1/2030 (a) (b)	8,067,000	7,845,803
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	3,557,000	2,976,142
Elastic NV 4.13%, 7/15/2029 (a)	2,264,000	2,124,221
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a) (b)	2,338,000	2,281,584
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	2,047,000	1,987,207
Open Text Corp.:
3.88%, 2/15/2028 (a)	6,365,000	6,129,622
3.88%, 12/1/2029 (a)	5,414,000	4,847,696
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a) (b)	2,263,000	2,025,068
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	2,925,000	2,100,355
Playtika Holding Corp. 4.25%, 3/15/2029 (a) (b)	6,603,000	5,156,415
PTC, Inc. 4.00%, 2/15/2028 (a)	2,828,000	2,761,966
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,515,000	1,584,705
ROBLOX Corp. 3.88%, 5/1/2030 (a)	3,507,000	3,292,722
Rocket Software, Inc.:
6.50%, 2/15/2029 (a) (b)	2,142,000	1,928,571
9.00%, 11/28/2028 (a)	4,997,000	4,989,505
Security Description	Principal Amount	Value
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	$10,942,000	$10,952,614
Twilio, Inc. 3.63%, 3/15/2029 (b)	1,377,000	1,315,668
UKG, Inc. 6.88%, 2/1/2031 (a)	10,533,000	10,326,027
West Technology Group LLC 8.50%, 4/10/2027 (a)	2,109,000	229,776
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	3,146,000	2,616,465
		154,839,152
TELECOMMUNICATIONS — 5.4%
Altice Financing SA:
5.00%, 1/15/2028 (a)	8,145,000	5,687,491
5.75%, 8/15/2029 (a)	14,920,000	10,460,561
9.63%, 7/15/2027 (a)	1,359,000	1,003,295
Altice France Lux 3/Altice Holdings 1 10.00%, 1/15/2033 (a)	790,400	717,288
Altice France SA:
6.50%, 4/15/2032 (a)	797,277	753,849
6.88%, 10/15/2030 (a)	1,513,293	1,448,025
6.88%, 7/15/2032 (a)	1,565,322	1,483,518
9.50%, 11/1/2029 (a)	8,234,632	8,327,519
Altice Holdings 1 SARL Zero Coupon, 12/31/2099 (a) (d)	9,799	146,775
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	6,476,000	6,439,281
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	13,267,000	13,670,317
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	9,225,000	9,393,910
Ciena Corp. 4.00%, 1/31/2030 (a)	3,621,000	3,448,061
Cipher Compute LLC 7.13%, 11/15/2030 (a)	8,238,000	8,537,451
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	14,037,000	14,743,482
EchoStar Corp. 10.75%, 11/30/2029	36,271,000	39,172,680
Flash Compute LLC 7.25%, 12/31/2030 (a)	8,949,000	9,026,588
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a) (b)	3,286,000	3,286,427
5.88%, 11/1/2029	190,685	191,858
6.00%, 1/15/2030 (a)	6,899,000	6,941,774
6.75%, 5/1/2029 (a)	8,101,000	8,122,063
8.75%, 5/15/2030 (a)	10,244,000	10,513,622
GCI LLC 4.75%, 10/15/2028 (a)	1,877,000	1,816,861
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	$4,435,659	$2,975,373
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	4,283,000	3,872,432
6.63%, 8/1/2026 (b)	3,442,500	2,581,118
Iliad Holding SAS 7.00%, 10/15/2028 (a)	6,431,000	6,470,229
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	3,919,000	3,685,114
3.75%, 7/15/2029 (a)	339,000	315,728
RCN Corp. Zero Coupon, 4/15/2023 (c) (d)	154,000	—
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	15,854,000	15,710,838
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	2,689,000	2,144,074
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	13,500	13,430
6.50%, 2/15/2029 (a) (b)	5,839,000	5,675,508
Viasat, Inc.:
5.63%, 4/15/2027 (a)	5,110,500	5,088,576
6.50%, 7/15/2028 (a)	4,776,000	4,714,915
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	3,963,000	3,708,734
Vmed O2 U.K. Financing I PLC 4.25%, 1/31/2031 (a)	9,738,000	8,355,301
WULF Compute LLC 7.75%, 10/15/2030 (a)	18,936,000	20,010,050
Zegona Finance PLC 8.63%, 7/15/2029 (a)	3,530,000	3,705,688
		254,359,804
TRANSPORTATION — 0.4%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	2,248,000	2,320,566
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	6,145,000	1,556,098
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	889,000	849,457
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	4,234,000	4,356,236
RXO, Inc. 6.38%, 5/15/2031 (a)	1,366,000	1,313,518
Seaspan Corp. 5.50%, 8/1/2029 (a)	5,123,000	4,833,858
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	3,780,000	3,516,383
		18,746,116
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.2%
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	$10,563,000	$10,559,197
TOTAL CORPORATE BONDS & NOTES (Cost $4,690,590,419)		4,601,919,117

	Shares
COMMON STOCKS — 0.1%
AIRLINES — 0.0% *
Spirit Aviation Holdings, Inc. (e)	5	1
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (d) (e)	1,017,249	—
Abengoa SA Class B (d) (e)	10,518,618	—
		—
ELECTRICAL EQUIPMENT — 0.1%
Luxco Co. Ltd. (d) (e)	272,053	4,592,181
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (d) (e)	9,870	59,220
MEDIA — 0.0% *
iHeartMedia, Inc. Class A (b) (e)	29,774	86,940
TRANSPORTATION INFRASTRUCTURE — 0.0%
Erickson, Inc. (d) (e)	4,342	—
TOTAL COMMON STOCKS (Cost $14,891,649)		4,738,342

Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
MEDIA — 0.1%
Radiate Holdco LLC 2025 FLFO Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.28%, 9/25/2029 (f) (Cost $4,280,258)	$4,520,901	4,036,781

	Shares
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (d) (e) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (g) (h)	33,570,699	33,570,699
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	287,306,607	$287,306,607
TOTAL SHORT-TERM INVESTMENTS (Cost $320,877,306)		320,877,306
TOTAL INVESTMENTS — 104.8% (Cost $5,030,639,632)		4,931,571,546
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(225,075,128)
NET ASSETS — 100.0%		$4,706,496,418

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 83.5% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $4,798,176,
representing 0.10% of the Fund's net assets.

(e)	Non-income producing security.
(f)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(g)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at March 31, 2026.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,601,772,342	$146,775	$4,601,919,117
Common Stocks	86,941	—	4,651,401	4,738,342
Senior Floating Rate Loans	—	4,036,781	—	4,036,781
Warrants	—	—	0 (a)	0
Short-Term Investments	320,877,306	—	—	320,877,306
TOTAL INVESTMENTS	$320,964,247	$4,605,809,123	$4,798,176	$4,931,571,546

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	61,368,465	$61,368,465	$786,869,589	$814,667,355	$—	$—	33,570,699	$33,570,699	$1,130,735
State Street Navigator Securities Lending Portfolio II	379,842,597	379,842,597	823,856,046	916,392,036	—	—	287,306,607	287,306,607	3,165,118
Total		$441,211,062	$1,610,725,635	$1,731,059,391	$—	$—		$320,877,306	$4,295,853
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.5%
Australia Government Bonds:
2.25%, 5/21/2028	AUD	5,240,000	$3,414,313
2.75%, 11/21/2027	AUD	3,975,000	2,640,695
2.75%, 11/21/2028	AUD	6,225,000	4,063,417
4.75%, 4/21/2027	AUD	5,939,000	4,072,381
			14,190,806
AUSTRIA — 3.2%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028	EUR	1,579,000	1,697,953
0.50%, 4/20/2027	EUR	1,213,000	1,367,473
0.50%, 2/20/2029	EUR	2,175,000	2,350,372
0.75%, 2/20/2028	EUR	1,990,000	2,212,185
6.25%, 7/15/2027	EUR	2,114,000	2,544,792
			10,172,775
BELGIUM — 3.2%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	1,500,000	1,658,097
0.80%, 6/22/2027	EUR	1,177,000	1,326,379
0.80%, 6/22/2028	EUR	1,900,000	2,098,277
5.50%, 3/28/2028	EUR	4,278,000	5,188,612
			10,271,365
CANADA — 4.5%
Canada Government Bonds:
1.00%, 6/1/2027	CAD	1,530,000	1,075,259
2.00%, 6/1/2028	CAD	1,200,000	844,734
2.25%, 2/1/2028	CAD	2,675,000	1,897,332
2.50%, 8/1/2027	CAD	1,975,000	1,410,925
2.50%, 11/1/2027	CAD	2,845,000	2,029,469
2.50%, 5/1/2028	CAD	1,275,000	907,132
2.75%, 5/1/2027	CAD	773,000	554,408
2.75%, 9/1/2027	CAD	1,805,000	1,293,423
3.25%, 9/1/2028	CAD	2,085,000	1,506,913
3.50%, 3/1/2028	CAD	2,475,000	1,795,432
4.00%, 3/1/2029	CAD	1,500,000	1,106,639
			14,421,666
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	685,000,000	700,780
4.90%, 11/1/2027	CLP	75,000,000	80,702
5.00%, 10/1/2028	CLP	485,000,000	516,021
			1,297,503
Security Description		Principal Amount	Value
CHINA — 4.5%
China Government Bonds:
1.32%, 2/25/2029	CNY	1,750,000	$253,280
1.38%, 6/15/2027	CNY	4,720,000	684,181
1.40%, 11/25/2028	CNY	2,200,000	319,199
1.42%, 11/15/2027	CNY	4,200,000	609,279
1.42%, 8/15/2028	CNY	7,600,000	1,103,094
1.45%, 2/25/2028	CNY	6,400,000	929,460
1.46%, 5/25/2028	CNY	7,700,000	1,118,868
1.62%, 8/15/2027	CNY	2,740,000	398,641
1.85%, 5/15/2027	CNY	1,550,000	225,865
2.37%, 1/15/2029	CNY	5,800,000	865,042
2.44%, 10/15/2027	CNY	6,250,000	920,117
2.50%, 7/25/2027	CNY	2,820,000	414,314
2.62%, 4/15/2028	CNY	7,000,000	1,041,996
2.64%, 1/15/2028	CNY	4,000,000	593,718
2.85%, 6/4/2027	CNY	6,700,000	990,010
3.01%, 5/13/2028	CNY	4,600,000	691,941
3.25%, 11/22/2028	CNY	3,500,000	534,850
3.28%, 12/3/2027	CNY	4,000,000	600,695
3.52%, 5/4/2027	CNY	5,000,000	744,924
3.59%, 8/3/2027	CNY	1,500,000	225,050
3.69%, 5/17/2028	CNY	6,000,000	919,159
3.85%, 2/1/2028	CNY	1,000,000	152,760
			14,336,443
CROATIA — 0.2%
Croatia Government International Bonds 2.70%, 6/15/2028	EUR	690,000	791,306
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 1.50%, 4/16/2027	EUR	125,000	141,944
Series EMTN, 2.38%, 9/25/2028	EUR	225,000	255,002
			396,946
CZECH REPUBLIC — 0.7%
Czech Republic Government Bonds:
2.50%, 8/25/2028	CZK	19,160,000	863,354
5.50%, 12/12/2028	CZK	18,000,000	869,840
5.75%, 3/29/2029	CZK	11,500,000	561,208
			2,294,402
DENMARK — 0.5%
Denmark Government Bonds:
0.50%, 11/15/2027	DKK	8,417,000	1,261,413
2.00%, 11/15/2028	DKK	1,300,000	198,430
			1,459,843
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
FINLAND — 1.1%
Finland Government Bonds:
0.50%, 9/15/2027	EUR	750,000	$837,512
0.50%, 9/15/2028	EUR	1,175,000	1,282,352
1.38%, 4/15/2027	EUR	488,000	555,221
2.75%, 7/4/2028	EUR	840,000	969,171
			3,644,256
FRANCE — 5.2%
French Republic Government Bonds OAT:
0.75%, 2/25/2028	EUR	1,790,000	1,984,271
0.75%, 5/25/2028	EUR	2,350,000	2,591,050
0.75%, 11/25/2028	EUR	2,325,000	2,533,810
1.00%, 5/25/2027	EUR	307,000	346,963
2.40%, 9/24/2028	EUR	1,900,000	2,163,785
2.50%, 9/24/2027	EUR	1,931,000	2,215,262
2.75%, 10/25/2027	EUR	2,499,000	2,876,986
2.75%, 2/25/2029	EUR	1,450,000	1,662,671
			16,374,798
GERMANY — 4.6%
Bundesobligation:
1.30%, 10/15/2027	EUR	1,785,000	2,017,225
2.20%, 4/13/2028	EUR	1,375,000	1,571,432
2.40%, 10/19/2028	EUR	1,200,000	1,375,077
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 11/15/2027	EUR	1,000,000	1,105,755
Zero Coupon, 11/15/2028	EUR	1,225,000	1,319,838
0.25%, 8/15/2028	EUR	1,200,000	1,309,069
0.25%, 2/15/2029	EUR	225,000	242,543
0.50%, 8/15/2027	EUR	1,191,000	1,334,242
0.50%, 2/15/2028	EUR	1,525,000	1,690,612
5.63%, 1/4/2028	EUR	365,000	441,988
Bundesschatzanweisungen:
1.70%, 6/10/2027	EUR	100,000	114,030
1.90%, 9/16/2027	EUR	675,000	769,887
2.00%, 12/16/2027	EUR	1,100,000	1,254,411
			14,546,109
GREECE — 0.9%
Hellenic Republic Government Bonds:
2.00%, 4/22/2027	EUR	375,000	430,347
3.75%, 1/30/2028	EUR	900,000	1,055,283
3.88%, 6/15/2028	EUR	530,000	624,259
3.88%, 3/12/2029	EUR	650,000	769,720
			2,879,609
Security Description		Principal Amount	Value
HONG KONG — 0.2%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	900,000	$113,316
1.97%, 1/17/2029	HKD	700,000	88,567
Hong Kong Government Infrastructure Bonds Programme:
2.76%, 4/25/2028	HKD	1,950,000	251,211
2.89%, 10/25/2027	HKD	1,500,000	193,148
			646,242
HUNGARY — 0.6%
Hungary Government Bonds:
3.00%, 10/27/2027	HUF	154,500,000	434,228
4.50%, 3/23/2028	HUF	120,500,000	342,411
6.75%, 10/22/2028	HUF	370,000,000	1,093,431
			1,870,070
INDONESIA — 1.7%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	7,823,000,000	456,397
6.13%, 5/15/2028	IDR	17,090,000,000	998,829
6.38%, 8/15/2028	IDR	17,048,000,000	1,004,873
7.00%, 5/15/2027	IDR	19,442,000,000	1,155,463
9.00%, 3/15/2029	IDR	12,800,000,000	804,870
Perusahaan Penerbit SBSN Indonesia 5.88%, 7/15/2028	IDR	17,250,000,000	1,008,271
			5,428,703
IRELAND — 0.8%
Ireland Government Bonds:
0.20%, 5/15/2027	EUR	935,000	1,049,802
0.90%, 5/15/2028	EUR	1,255,000	1,394,692
			2,444,494
ISRAEL — 1.6%
Israel Government Bonds - Fixed:
2.25%, 9/28/2028	ILS	4,300,000	1,306,093
3.75%, 9/30/2027	ILS	5,450,000	1,722,649
3.75%, 2/28/2029	ILS	5,000,000	1,573,017
4.10%, 7/31/2028	ILS	1,625,000	516,388
			5,118,147
ITALY — 4.9%
Italy Buoni Poliennali Del Tesoro:
0.25%, 3/15/2028	EUR	685,000	750,662
0.45%, 2/15/2029	EUR	500,000	536,558
0.50%, 7/15/2028	EUR	500,000	545,999
0.95%, 9/15/2027	EUR	615,000	690,583
2.00%, 2/1/2028	EUR	950,000	1,078,499
2.05%, 8/1/2027	EUR	899,000	1,026,495
2.10%, 8/26/2027	EUR	175,000	199,749
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.20%, 6/1/2027	EUR	585,000	$670,451
2.35%, 1/15/2029	EUR	700,000	793,159
2.40%, 3/15/2029	EUR	850,000	963,059
2.65%, 12/1/2027	EUR	1,048,000	1,204,438
2.65%, 6/15/2028	EUR	1,300,000	1,489,879
2.70%, 10/15/2027	EUR	795,000	914,359
2.80%, 12/1/2028	EUR	350,000	402,294
3.40%, 4/1/2028	EUR	925,000	1,076,856
3.45%, 7/15/2027	EUR	1,136,000	1,319,953
4.75%, 9/1/2028	EUR	1,425,000	1,711,442
			15,374,435
JAPAN — 23.0%
Japan Government Five Year Bonds:
0.01%, 6/20/2027	JPY	503,500,000	3,120,694
0.10%, 9/20/2027	JPY	482,550,000	2,983,444
0.10%, 3/20/2028	JPY	343,000,000	2,103,815
0.10%, 6/20/2028	JPY	164,000,000	1,001,896
0.20%, 12/20/2027	JPY	330,000,000	2,035,591
0.20%, 3/20/2028	JPY	230,000,000	1,413,526
0.20%, 6/20/2028	JPY	180,000,000	1,102,063
0.20%, 12/20/2028	JPY	165,000,000	1,002,456
0.30%, 12/20/2027	JPY	165,000,000	1,019,590
0.30%, 6/20/2028	JPY	200,000,000	1,227,217
0.30%, 9/20/2028	JPY	175,000,000	1,070,141
0.30%, 12/20/2028	JPY	235,000,000	1,431,973
0.40%, 9/20/2028	JPY	365,000,000	2,237,538
0.40%, 12/20/2028	JPY	175,000,000	1,069,162
0.40%, 3/20/2029	JPY	175,000,000	1,065,290
0.50%, 3/20/2029	JPY	156,000,000	952,297
0.60%, 3/20/2029	JPY	175,000,000	1,071,406
Japan Government Ten Year Bonds:
0.10%, 6/20/2027	JPY	495,000,000	3,071,589
0.10%, 9/20/2027	JPY	515,000,000	3,184,104
0.10%, 12/20/2027	JPY	494,300,000	3,043,973
0.10%, 3/20/2028	JPY	632,300,000	3,878,377
0.10%, 6/20/2028	JPY	510,000,000	3,115,972
0.10%, 9/20/2028	JPY	499,300,000	3,038,609
0.10%, 12/20/2028	JPY	492,600,000	2,985,015
0.10%, 3/20/2029	JPY	500,000,000	3,016,752
Japan Government Twenty Year Bonds:
1.90%, 12/20/2028	JPY	165,000,000	1,049,449
2.10%, 6/20/2027	JPY	80,550,000	512,039
2.10%, 9/20/2027	JPY	58,250,000	370,762
2.10%, 12/20/2027	JPY	240,000,000	1,529,036
2.10%, 9/20/2028	JPY	150,000,000	958,401
2.20%, 9/20/2027	JPY	170,000,000	1,083,580
2.20%, 3/20/2028	JPY	200,000,000	1,277,755
2.30%, 6/20/2027	JPY	103,650,000	660,444
2.40%, 3/20/2028	JPY	64,800,000	415,553
Japan Government Two Year Bonds:
0.70%, 7/1/2027	JPY	200,000,000	1,249,657
Security Description		Principal Amount	Value
0.80%, 6/1/2027	JPY	203,000,000	$1,270,725
0.90%, 8/1/2027	JPY	204,000,000	1,277,113
0.90%, 9/1/2027	JPY	200,000,000	1,251,317
1.00%, 10/1/2027	JPY	251,000,000	1,571,728
1.00%, 11/1/2027	JPY	228,000,000	1,426,860
1.00%, 12/1/2027	JPY	240,000,000	1,501,233
1.10%, 1/1/2028	JPY	271,000,000	1,697,102
1.30%, 2/1/2028	JPY	232,000,000	1,457,288
1.30%, 3/1/2028	JPY	150,000,000	942,052
			72,744,584
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 1.13%, 5/30/2028	EUR	150,000	166,033
Series GMTN, 3.50%, 1/17/2028	EUR	200,000	232,184
			398,217
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.95%, 5/26/2027	EUR	125,000	140,913
Series EMTN, 4.13%, 4/25/2028	EUR	250,000	293,914
			434,827
MALAYSIA — 2.3%
Malaysia Government Bonds:
3.50%, 5/31/2027	MYR	4,250,000	1,054,313
3.52%, 4/20/2028	MYR	3,760,000	933,935
3.73%, 6/15/2028	MYR	3,750,000	935,733
3.90%, 11/16/2027	MYR	3,530,000	882,620
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	3,225,000	799,029
3.60%, 7/31/2028	MYR	3,100,000	771,959
3.90%, 6/15/2027	MYR	605,000	150,696
4.26%, 7/26/2027	MYR	1,475,000	369,235
4.37%, 10/31/2028	MYR	5,610,000	1,423,230
			7,320,750
MEXICO — 2.5%
Mexico Bonos:
7.50%, 6/3/2027	MXN	47,150,000	2,614,073
8.50%, 3/2/2028	MXN	51,200,000	2,864,691
8.50%, 3/1/2029	MXN	42,000,000	2,346,443
			7,825,207
NETHERLANDS — 3.2%
Netherlands Government Bonds:
Zero Coupon, 1/15/2029	EUR	2,275,000	2,434,579
0.75%, 7/15/2027	EUR	1,368,000	1,539,426
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
0.75%, 7/15/2028	EUR	2,576,000	$2,842,933
5.50%, 1/15/2028	EUR	2,760,000	3,337,167
			10,154,105
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,725,000	918,008
4.50%, 4/15/2027	NZD	2,733,000	1,582,332
			2,500,340
NORWAY — 0.2%
Norway Government Bonds 2.00%, 4/26/2028	NOK	6,550,000	640,589
PERU — 0.2%
Peru Government Bonds:
5.94%, 2/12/2029	PEN	1,000,000	298,170
6.35%, 8/12/2028	PEN	250,000	74,997
8.20%, 8/12/2026	PEN	375,000	108,884
			482,051
POLAND — 2.3%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2028	PLN	5,540,000	1,372,650
2.50%, 7/25/2027	PLN	4,353,000	1,143,200
2.75%, 4/25/2028	PLN	4,100,000	1,061,635
3.75%, 5/25/2027	PLN	3,175,000	849,196
7.50%, 7/25/2028	PLN	9,900,000	2,816,160
			7,242,841
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
0.70%, 10/15/2027	EUR	680,000	760,481
2.13%, 10/17/2028	EUR	2,075,000	2,357,259
4.13%, 4/14/2027	EUR	1,450,000	1,696,223
			4,813,963
ROMANIA — 1.1%
Romania Government Bonds:
2.50%, 10/25/2027	RON	1,400,000	297,470
4.15%, 1/26/2028	RON	3,045,000	658,924
5.00%, 2/12/2029	RON	2,250,000	484,379
5.80%, 7/26/2027	RON	1,150,000	257,125
6.30%, 4/26/2028	RON	1,700,000	380,883
7.20%, 5/31/2027	RON	3,745,000	851,125
8.75%, 10/30/2028	RON	2,200,000	519,496
			3,449,402
SINGAPORE — 0.8%
Singapore Government Bonds:
2.63%, 5/1/2028	SGD	1,495,000	1,182,767
2.88%, 9/1/2027	SGD	925,000	729,948
Security Description		Principal Amount	Value
2.88%, 8/1/2028	SGD	755,000	$601,296
			2,514,011
SLOVAKIA — 0.5%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	254,000	283,663
1.00%, 6/12/2028	EUR	375,000	415,120
3.00%, 2/7/2028	EUR	375,000	433,224
3.63%, 1/16/2029	EUR	325,000	381,415
			1,513,422
SLOVENIA — 0.2%
Slovenia Government Bonds:
1.00%, 3/6/2028	EUR	365,000	407,187
1.19%, 3/14/2029	EUR	275,000	302,772
			709,959
SOUTH KOREA — 4.5%
Korea Treasury Bonds:
2.13%, 6/10/2027	KRW	1,276,000,000	822,376
2.25%, 9/10/2027	KRW	1,585,000,000	1,019,916
2.25%, 6/10/2028	KRW	3,397,000,000	2,159,361
2.38%, 12/10/2027	KRW	1,220,000,000	783,303
2.38%, 12/10/2028	KRW	1,324,000,000	838,977
2.63%, 6/10/2028	KRW	1,360,000,000	871,471
2.75%, 12/10/2028	KRW	810,000,000	518,320
2.88%, 12/10/2027	KRW	1,748,000,000	1,131,608
3.13%, 9/10/2027	KRW	1,377,000,000	897,047
3.25%, 6/10/2027	KRW	1,570,000,000	1,025,229
3.25%, 3/10/2028	KRW	1,824,000,000	1,185,869
3.25%, 3/10/2029	KRW	2,350,000,000	1,519,296
3.50%, 9/10/2028	KRW	1,765,000,000	1,151,305
5.50%, 3/10/2028	KRW	500,000,000	338,737
			14,262,815
SPAIN — 4.6%
Spain Government Bonds:
Zero Coupon, 1/31/2028	EUR	1,370,000	1,503,376
0.80%, 7/30/2027	EUR	1,111,000	1,249,250
1.40%, 4/30/2028	EUR	1,342,000	1,505,971
1.40%, 7/30/2028	EUR	1,505,000	1,682,733
1.45%, 10/31/2027	EUR	1,224,000	1,383,902
1.50%, 4/30/2027	EUR	680,000	774,243
2.35%, 3/31/2029	EUR	100,000	113,674
2.40%, 5/31/2028	EUR	1,775,000	2,030,695
2.50%, 5/31/2027	EUR	1,353,000	1,556,010
5.15%, 10/31/2028	EUR	1,218,000	1,486,083
6.00%, 1/31/2029	EUR	950,000	1,190,417
			14,476,354
SWEDEN — 0.4%
Sweden Government Bonds 0.75%, 5/12/2028	SEK	11,250,000	1,141,063
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
SWITZERLAND — 0.5%
Swiss Confederation Government Bonds 4.00%, 4/8/2028	CHF	1,240,000	$1,664,904
THAILAND — 2.1%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	42,825,000	1,295,654
2.05%, 4/17/2028	THB	35,500,000	1,090,522
2.40%, 11/17/2027	THB	35,200,000	1,087,767
2.40%, 3/17/2029	THB	30,000,000	933,003
2.65%, 6/17/2028	THB	54,800,000	1,704,709
2.88%, 12/17/2028	THB	15,400,000	484,002
3.58%, 12/17/2027	THB	5,500,000	173,040
			6,768,697
UNITED KINGDOM — 4.6%
U.K. Gilts:
0.13%, 1/31/2028	GBP	1,300,000	1,592,448
0.50%, 1/31/2029	GBP	1,325,000	1,572,656
1.25%, 7/22/2027	GBP	1,600,000	2,027,059
1.63%, 10/22/2028	GBP	1,875,000	2,316,091
4.25%, 12/7/2027	GBP	875,000	1,151,912
4.38%, 3/7/2028	GBP	2,410,000	3,175,616
4.50%, 6/7/2028	GBP	1,965,000	2,596,950
			14,432,732
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $320,194,451)			313,450,751

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (a) (b) (Cost $174,530)	174,530	174,530
TOTAL INVESTMENTS — 99.0% (Cost $320,368,981)		313,625,281
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		3,262,193
NET ASSETS — 100.0%		$316,887,474

(a)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at March 31, 2026.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$313,450,751	$—	$313,450,751
Short-Term Investment	174,530	—	—	174,530
TOTAL INVESTMENTS	$174,530	$313,450,751	$—	$313,625,281
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	467,506	$467,506	$8,384,625	$8,677,601	$—	$—	174,530	$174,530	$2,947
See accompanying notes to Schedule of Investments.

STATE STREET SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.7%
AUSTRALIA — 4.5%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	6,424,359	$3,840,131
0.75%, 11/21/2027	AUD	4,857,590	3,302,651
1.00%, 2/21/2050	AUD	3,223,394	1,416,999
1.25%, 8/21/2040	AUD	4,609,451	2,542,031
2.00%, 8/21/2035	AUD	9,117,638	5,919,117
2.50%, 9/20/2030	AUD	5,775,160	4,052,152
			21,073,081
BRAZIL — 7.7%
Brazil Notas do Tesouro Nacional:
6.00%, 5/15/2027	BRL	10,554,794	1,986,929
6.00%, 8/15/2028	BRL	23,015,959	4,247,232
6.00%, 5/15/2029	BRL	8,136,955	1,488,037
6.00%, 8/15/2030	BRL	21,342,072	3,832,368
6.00%, 8/15/2032	BRL	9,066,893	1,592,780
6.00%, 5/15/2033	BRL	14,879,004	2,593,515
6.00%, 5/15/2035	BRL	31,152,915	5,389,243
6.00%, 8/15/2040	BRL	10,113,073	1,719,508
6.00%, 5/15/2045	BRL	15,064,992	2,529,116
6.00%, 8/15/2050	BRL	23,759,910	3,950,407
6.00%, 5/15/2055	BRL	18,319,774	3,014,973
6.00%, 8/15/2060	BRL	20,226,146	3,309,214
			35,653,322
CANADA — 4.5%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	4,105,226	1,912,223
0.50%, 12/1/2050	CAD	2,900,945	1,518,810
1.25%, 12/1/2047	CAD	3,953,338	2,529,451
1.50%, 12/1/2044	CAD	4,117,876	2,812,242
2.00%, 12/1/2041	CAD	4,005,639	2,981,575
3.00%, 12/1/2036	CAD	6,592,518	5,469,161
4.00%, 12/1/2031	CAD	4,203,437	3,511,001
			20,734,463
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 10/1/2028	CLP	2,928,366,420	3,029,135
Zero Coupon, 10/1/2033	CLP	1,812,798,260	1,657,630
1.90%, 9/1/2030	CLP	3,545,913,080	3,814,868
2.00%, 3/1/2035	CLP	3,227,179,320	3,422,966
2.10%, 7/15/2050	CLP	1,314,776,760	1,392,718
2.80%, 11/1/2055	CLP	1,414,381,060	1,748,042
3.00%, 1/1/2044	CLP	2,848,682,980	3,442,430
3.40%, 10/1/2039	CLP	1,753,035,680	2,156,284
			20,664,073
Security Description		Principal Amount	Value
COLOMBIA — 5.0%
Colombia TES:
2.25%, 4/18/2029	COP	7,172,482,618	$1,701,987
3.00%, 3/25/2033	COP	6,079,062,000	1,287,262
3.30%, 3/17/2027	COP	7,606,932,916	2,012,110
3.75%, 2/25/2037	COP	17,426,644,400	3,599,696
3.75%, 6/16/2049	COP	16,840,217,553	2,989,812
4.75%, 4/4/2035	COP	10,849,504,587	2,504,327
5.00%, 3/20/2041	COP	10,952,433,600	2,446,478
5.25%, 5/19/2055	COP	3,647,437,200	797,691
6.50%, 1/22/2031	COP	10,334,405,400	2,702,256
6.50%, 2/1/2062	COP	11,356,017,400	2,963,242
			23,004,861
FRANCE — 8.1%
French Republic Government Bonds OAT:
0.10%, 3/1/2026 (a)	EUR	60	69
0.10%, 3/1/2028	EUR	2,699,125	3,078,211
0.10%, 3/1/2029	EUR	3,289,205	3,780,726
0.10%, 7/25/2031	EUR	1,357,552	1,516,307
0.10%, 3/1/2032	EUR	878,074	939,176
0.10%, 3/1/2036	EUR	1,178,454	1,153,056
0.10%, 7/25/2036	EUR	1,767,448	1,771,307
0.10%, 7/25/2038	EUR	875,029	836,006
0.10%, 7/25/2047	EUR	1,183,316	924,260
0.10%, 7/25/2053	EUR	1,020,068	712,363
0.55%, 3/1/2039	EUR	2,758,370	2,684,303
0.60%, 7/25/2034	EUR	762,069	835,821
0.70%, 7/25/2030	EUR	1,539,072	1,794,244
0.95%, 7/25/2043	EUR	1,408,712	1,407,405
1.80%, 7/25/2040	EUR	3,294,313	3,834,423
1.85%, 7/25/2027	EUR	2,947,769	3,537,031
3.15%, 7/25/2032	EUR	5,012,721	6,594,644
3.40%, 7/25/2029	EUR	1,497,208	1,869,990
			37,269,342
GERMANY — 4.7%
Deutsche Bundesrepublik Bonds Inflation-Linked:
0.10%, 4/15/2033	EUR	3,737,825	4,163,178
0.10%, 4/15/2046	EUR	5,586,712	5,130,039
0.50%, 4/15/2030	EUR	10,535,400	12,275,328
			21,568,545
ISRAEL — 4.5%
Israel Government Bonds CPI-Linked:
0.10%, 11/30/2031	ILS	9,141,325	2,612,564
0.50%, 5/31/2029	ILS	11,441,400	3,477,167
0.50%, 11/30/2051	ILS	7,894,936	1,622,529
0.75%, 5/31/2027	ILS	6,498,656	2,050,758
1.00%, 5/31/2045	ILS	5,528,413	1,417,996
1.10%, 10/31/2028	ILS	6,507,389	2,025,887
1.60%, 10/31/2033	ILS	5,399,151	1,657,831
2.75%, 8/30/2041	ILS	5,426,469	1,843,986
See accompanying notes to Schedule of Investments.

STATE STREET SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
4.00%, 5/30/2036	ILS	11,094,946	$4,117,421
			20,826,139
ITALY — 5.4%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2033	EUR	2,715,516	2,869,743
0.15%, 5/15/2051	EUR	1,163,834	802,306
0.40%, 5/15/2030	EUR	1,804,756	2,057,928
1.10%, 8/15/2031	EUR	3,802,470	4,432,309
1.25%, 9/15/2032	EUR	1,732,425	2,022,248
1.30%, 5/15/2028	EUR	1,296,449	1,535,050
1.50%, 5/15/2029	EUR	1,676,412	1,996,881
1.80%, 5/15/2036	EUR	1,684,524	1,951,560
2.35%, 9/15/2035	EUR	2,724,607	3,379,430
2.40%, 5/15/2039	EUR	828,497	998,588
2.55%, 9/15/2041	EUR	2,106,649	2,611,897
2.55%, 5/15/2056	EUR	406,428	479,310
			25,137,250
JAPAN — 4.5%
Japan Government CPI-Linked Bonds:
0.01%, 3/10/2032	JPY	471,793,650	2,963,560
0.01%, 3/10/2033	JPY	557,416,878	3,478,766
0.01%, 3/10/2034	JPY	540,312,120	3,283,002
0.01%, 3/10/2035	JPY	535,784,760	3,225,081
0.10%, 3/10/2027	JPY	262,139,248	1,646,901
0.10%, 3/10/2028	JPY	424,845,045	2,680,084
0.10%, 3/10/2029	JPY	596,998,886	3,742,304
			21,019,698
MEXICO — 5.1%
Mexico Udibonos:
2.75%, 11/27/2031	MXN	49,461,301	2,488,717
3.25%, 11/12/2043	MXN	54,468,928	2,415,143
4.00%, 11/30/2028	MXN	33,647,741	1,849,707
4.00%, 8/30/2029	MXN	13,353,673	728,436
4.00%, 8/24/2034	MXN	57,543,787	2,979,045
4.00%, 11/15/2040	MXN	54,916,979	2,735,424
4.00%, 11/8/2046	MXN	42,608,758	2,087,892
4.00%, 11/3/2050	MXN	60,179,380	2,925,162
4.00%, 10/29/2054	MXN	25,477,402	1,242,283
4.00%, 10/11/2057	MXN	23,720,340	1,312,358
4.50%, 11/22/2035	MXN	52,624,013	2,822,647
			23,586,814
NEW ZEALAND — 3.0%
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/2035	NZD	8,516,123	4,895,177
2.50%, 9/20/2040	NZD	4,132,296	2,254,520
3.00%, 9/20/2030	NZD	5,138,615	3,103,619
3.25%, 9/20/2050	NZD	5,995,262	3,496,417
			13,749,733
Security Description		Principal Amount	Value
POLAND — 1.4%
Republic of Poland Government Bonds 2.00%, 8/25/2036	PLN	26,093,793	$6,267,886
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bond CPI-Linked:
1.88%, 3/31/2029	ZAR	23,001,371	1,266,123
1.88%, 2/28/2033	ZAR	36,663,767	1,818,890
2.25%, 1/31/2038	ZAR	58,024,679	2,676,929
2.50%, 3/31/2046	ZAR	52,732,077	2,263,682
2.50%, 12/31/2050	ZAR	105,265,933	4,303,272
2.60%, 3/31/2028	ZAR	41,306,625	2,370,151
3.45%, 12/7/2033	ZAR	49,461,421	2,706,694
Republic of South Africa Government Bonds CPI-Linked:
4.25%, 1/31/2031	ZAR	5,385,989	315,333
5.13%, 1/31/2043	ZAR	36,061,887	2,248,152
5.13%, 1/31/2058	ZAR	7,124,689	467,651
			20,436,877
SOUTH KOREA — 0.7%
Korea Treasury Bonds Inflation-Linked:
0.75%, 6/10/2034	KRW	1,004,561,100	633,395
1.63%, 6/10/2032	KRW	1,571,965,950	1,083,326
1.75%, 6/10/2028	KRW	2,167,001,100	1,453,781
			3,170,502
SPAIN — 4.6%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027	EUR	3,866,317	4,557,008
0.70%, 11/30/2033	EUR	7,210,811	8,125,291
1.00%, 11/30/2030	EUR	4,535,373	5,355,452
1.15%, 11/30/2036	EUR	1,353,295	1,535,893
2.05%, 11/30/2039	EUR	1,540,653	1,894,519
			21,468,163
SWEDEN — 3.6%
Sweden Bonds Inflation-Linked:
0.13%, 6/1/2026	SEK	6,708,882	703,497
0.13%, 12/1/2027	SEK	39,038,484	4,007,342
0.13%, 6/1/2030	SEK	24,534,005	2,470,466
0.13%, 6/1/2032	SEK	27,431,261	2,755,654
0.13%, 6/1/2039	SEK	16,735,427	1,538,278
3.50%, 12/1/2028	SEK	48,380,663	5,387,266
			16,862,503
TURKEY — 4.7%
Turkiye Government Bonds:
Zero Coupon, 7/19/2028	TRY	14,142,593	281,313
See accompanying notes to Schedule of Investments.

STATE STREET SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 2/11/2032	TRY	43,414,737	$758,040
Zero Coupon, 8/4/2032	TRY	38,494,809	664,174
Zero Coupon, 1/12/2033	TRY	19,915,866	336,237
Zero Coupon, 9/7/2033	TRY	21,822,042	357,380
2.48%, 5/2/2029	TRY	276,498,076	5,884,536
2.90%, 7/7/2027	TRY	163,734,488	3,560,084
2.90%, 1/12/2028	TRY	102,764,215	2,203,239
3.00%, 8/18/2027	TRY	47,149,970	1,023,985
3.00%, 5/28/2031	TRY	226,111,895	4,746,164
3.30%, 6/28/2028	TRY	95,811,825	2,057,843
			21,872,995
UNITED KINGDOM — 17.8%
U.K. Inflation-Linked Gilts:
0.13%, 3/22/2026 (a)	GBP	18	24
0.13%, 8/10/2028	GBP	5,991,497	8,006,525
0.13%, 3/22/2029	GBP	2,790,593	3,689,858
0.13%, 8/10/2031	GBP	4,146,308	5,350,724
0.13%, 11/22/2036	GBP	1,907,128	2,177,120
0.13%, 3/22/2039	GBP	1,849,284	1,968,722
0.13%, 8/10/2041	GBP	2,394,794	2,413,868
0.13%, 3/22/2044	GBP	2,556,952	2,397,089
0.13%, 3/22/2046	GBP	1,340,229	1,196,393
0.13%, 8/10/2048	GBP	1,612,306	1,369,257
0.13%, 3/22/2051	GBP	2,073,030	1,667,285
0.13%, 11/22/2056	GBP	1,089,509	800,414
0.13%, 3/22/2058	GBP	1,747,317	1,253,234
0.13%, 11/22/2065	GBP	1,389,050	901,889
0.13%, 3/22/2068	GBP	8,171,656	5,200,073
0.13%, 3/22/2073	GBP	922,831	618,934
0.25%, 3/22/2052	GBP	2,015,124	1,657,048
0.38%, 3/22/2062	GBP	2,068,284	1,569,081
0.50%, 3/22/2050	GBP	1,809,484	1,647,721
0.63%, 3/22/2040	GBP	3,003,600	3,361,318
0.63%, 11/22/2042	GBP	1,874,848	2,004,623
0.63%, 3/22/2045	GBP	1,850,620	1,884,730
0.75%, 11/22/2033	GBP	5,362,567	6,914,623
0.75%, 3/22/2034	GBP	2,439,904	3,112,198
0.75%, 11/22/2047	GBP	1,594,442	1,607,372
1.13%, 9/22/2035	GBP	2,968,857	3,826,550
1.13%, 11/22/2037	GBP	1,547,546	1,938,507
1.25%, 11/22/2027	GBP	2,668,355	3,646,914
1.25%, 11/22/2032	GBP	445,531	602,809
1.25%, 11/22/2054	GBP	1,427,968	1,524,714
1.25%, 11/22/2055	GBP	2,072,524	2,206,446
1.75%, 9/22/2038	GBP	613,380	813,474
Security Description		Principal Amount	Value
1.88%, 9/22/2049	GBP	337,032	$425,021
2.00%, 1/26/2035	GBP	1,535,018	2,121,148
4.13%, 7/22/2030	GBP	1,636,210	2,487,124
			82,362,830
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $501,305,448)			456,729,077

	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $1,096,672)	1,096,672	1,096,672
TOTAL INVESTMENTS — 99.0% (Cost $502,402,120)		457,825,749
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		4,845,470
NET ASSETS — 100.0%		$462,671,219

(a)	Security is currently in default and/or issuer is in bankruptcy.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.

Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand
See accompanying notes to Schedule of Investments.

STATE STREET SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$456,729,077	$—	$456,729,077
Short-Term Investment	1,096,672	—	—	1,096,672
TOTAL INVESTMENTS	$1,096,672	$456,729,077	$—	$457,825,749

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,363,326	$1,363,326	$26,471,742	$26,738,396	$—	$—	1,096,672	$1,096,672	$11,394
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.3%
ALABAMA — 2.3%
Alabama Corrections Institution Finance Authority Revenue, AL Series A, 5.25%, 7/1/2047	$2,000,000	$2,077,539
Alabama Federal Aid Highway Finance Authority Revenue, AL Series A, 5.00%, 9/1/2044	1,000,000	1,075,937
Alabama Highway Authority Revenue, AL:
Assured Guaranty, Inc., 5.00%, 9/1/2043 (a)	1,000,000	1,084,855
Assured Guaranty, Inc., 5.00%, 9/1/2044 (a)	1,000,000	1,076,039
Alabama Housing Finance Authority Revenue, AL Series B, 5.13%, 10/1/2050	1,000,000	1,013,414
Alabama Public School & College Authority Revenue, AL Series A, 4.00%, 11/1/2040	1,000,000	999,152
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL:
Series A, 5.25%, 6/1/2050	1,500,000	1,569,849
Series A, 5.25%, 6/1/2055	1,000,000	1,037,419
Auburn University Revenue, AL Series B, 5.00%, 6/1/2036	1,000,000	1,131,842
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	1,000,000	1,005,396
Series B-1, VRN, 4.00%, 4/1/2053 (b)	3,615,000	3,656,888
Series A, 5.00%, 12/1/2031	2,500,000	2,635,126
Series D, 5.00%, 11/1/2033	1,150,000	1,221,749
Series E, 5.00%, 5/1/2029	1,775,000	1,841,442
Series F, 5.00%, 12/1/2035	1,765,000	1,869,461
Series A, VRN, 5.25%, 1/1/2054 (b)	1,685,000	1,787,116
Series A, VRN, 5.25%, 5/1/2056 (b)	3,000,000	3,054,271
Series B, VRN, 5.25%, 12/1/2053 (b)	2,000,000	2,134,679
Series C-1, VRN, 5.25%, 2/1/2053 (b)	2,120,000	2,224,033
Series D-1, VRN, 5.50%, 6/1/2049 (b)	3,000,000	3,154,274
City of Mobile, General Obligation, AL Series A, 5.00%, 2/15/2033	1,500,000	1,687,704
County of Jefferson Sewer Revenue, AL:
5.25%, 10/1/2042	1,000,000	1,072,585
5.25%, 10/1/2049	1,000,000	1,034,668
5.50%, 10/1/2053	1,250,000	1,299,708
Security Description	Principal Amount	Value
Energy Southeast A Cooperative District Revenue, AL:
Series B, 5.00%, 9/1/2033	$1,000,000	$1,017,240
Series B, VRN, 5.25%, 7/1/2054 (b)	1,000,000	1,066,348
Series A-1, VRN, 5.50%, 11/1/2053 (b)	2,000,000	2,150,809
Series B-1, VRN, 5.75%, 4/1/2054 (b)	1,000,000	1,091,025
Health Care Authority of the City of Huntsville Revenue, AL Series A, VRN, 5.00%, 6/1/2053 (b)	1,000,000	1,066,739
Industrial Development Board of the City of Mobile Alabama Revenue, AL Series A, VRN, 3.38%, 6/1/2034 (b)	1,005,000	1,014,460
Jacksonville Public Educational Building Authority Revenue, AL Series A, Build America Mutual Assurance Corp., 5.25%, 8/1/2049 (a)	1,000,000	1,023,794
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 12/1/2033	1,550,000	1,609,491
Selma Industrial Development Board Revenue, AL Series A, VRN, 3.45%, 11/1/2033 (b)	1,000,000	992,326
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (b)	2,500,000	2,631,658
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (b)	3,655,000	3,719,289
Series B, 4.00%, 12/1/2051 (b)	2,535,000	2,547,460
Series B-1, VRN, 5.00%, 5/1/2053 (b)	1,700,000	1,761,246
Series D, 5.00%, 9/1/2035	1,270,000	1,366,832
Series E, 5.00%, 10/1/2030	1,800,000	1,909,923
Series A, VRN, 5.25%, 1/1/2054 (b)	1,000,000	1,048,822
Series F, 5.25%, 11/1/2027	1,500,000	1,542,426
Series A-1, VRN, 5.50%, 1/1/2053 (b)	1,500,000	1,596,488
University of Alabama at Birmingham Revenue, AL Series B, 3.13%, 10/1/2048	1,000,000	764,058
		70,665,580
ALASKA — 0.1%
Alaska Housing Finance Corp. Revenue, AK:
Series A, 4.65%, 12/1/2046	1,000,000	1,003,049
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2030	$1,000,000	$1,083,562
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,177,574
		4,264,185
ARIZONA — 1.3%
Arizona Board of Regents Revenue, AZ:
Series A, 5.00%, 7/1/2035 (c)	1,500,000	1,710,416
Series A, 5.50%, 7/1/2048	1,000,000	1,062,431
Arizona Industrial Development Authority Revenue, AZ:
Series A, 3.00%, 2/1/2045	1,000,000	773,442
Series 2019-2, Class A, 3.63%, 5/20/2033	1,564,303	1,555,060
Series A, 4.00%, 11/1/2027	510,000	510,251
Series A, 5.50%, 11/1/2051	1,000,000	1,043,091
City of Lake Havasu City Wastewater System Revenue, General Obligation, AZ 5.00%, 7/1/2037	1,500,000	1,691,498
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	1,405,000	1,430,940
Assured Guaranty, Inc., 4.00%, 7/1/2043 (a)	1,000,000	1,001,769
City of Phoenix Civic Improvement Corp. Revenue, AZ:
Series A, 4.00%, 7/1/2044	1,235,000	1,201,743
Series A, 4.00%, 7/1/2045	1,000,000	957,510
5.00%, 7/1/2032	2,000,000	2,252,982
5.00%, 7/1/2033	2,500,000	2,713,038
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2040	1,645,000	1,795,837
Maricopa County Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 1/1/2038	1,720,000	1,687,023
Series A, 4.00%, 1/1/2041	1,000,000	956,142
Series A, 4.00%, 1/1/2044	1,000,000	923,025
Series A, 4.00%, 9/1/2051	1,500,000	1,277,089
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	3,000,000	3,308,266
Series A, 5.00%, 1/1/2041	2,200,000	2,421,747
Series B, 5.00%, 1/1/2048	1,000,000	1,041,503
Series C, 5.00%, 1/1/2051	1,855,000	1,924,364
Series C, 5.25%, 1/1/2055	1,000,000	1,052,249
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2037	1,000,000	1,055,113
Security Description	Principal Amount	Value
5.25%, 12/1/2027	$2,000,000	$2,054,449
Town of Queen Creek, Certificate Participation, AZ COPs, 5.00%, 10/1/2051	1,335,000	1,370,489
Yuma Industrial Development Authority Revenue, AZ Series A, Assured Guaranty, Inc., 5.25%, 8/1/2044 (a)	1,000,000	1,075,339
		39,846,806
ARKANSAS — 0.2%
Arkansas Development Finance Authority Revenue, AR 5.00%, 12/1/2047	1,100,000	1,101,127
City of Fort Smith Sales & Use Tax Revenue, AR Assured Guaranty, Inc., 5.25%, 11/1/2050 (a)	935,000	975,522
Little Rock School District, General Obligation, AR Series A, Assured Guaranty, Inc., State Aid Withholding, 2.00%, 2/1/2034 (a)	2,000,000	1,704,214
University of Arkansas Revenue, AR Series A, 5.25%, 11/1/2052	1,120,000	1,153,679
		4,934,542
CALIFORNIA — 16.5%
Alameda Corridor Transportation Authority Revenue, CA Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2053 (a)	3,825,000	931,691
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2028	1,000,000	1,070,952
Series A, 5.00%, 12/1/2030	5,000,000	5,573,643
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	1,000,000	1,017,455
Alta Loma School District, General Obligation, CA Series C, 4.00%, 8/1/2045	1,195,000	1,170,209
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2031	2,000,000	2,196,803
Antelope Valley Community College District, General Obligation, CA:
Series D, Zero Coupon, 8/1/2045	1,715,000	699,345
Series D, Zero Coupon, 8/1/2046	1,800,000	688,552
Bay Area Toll Authority Revenue, CA:
Series A, 2.00%, 4/1/2056 (b)	2,460,000	2,398,711
3.00%, 4/1/2032	2,000,000	1,952,931
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series S-11, 5.00%, 4/1/2034	$4,000,000	$4,688,147
California Community Choice Financing Authority Revenue, CA:
Series A, VRN, 4.00%, 10/1/2052 (b)	1,000,000	1,011,719
Series A-1, VRN, 4.00%, 5/1/2053 (b)	4,500,000	4,554,861
Series B-1, VRN, 4.00%, 2/1/2052 (b)	3,120,000	3,113,991
Series 2024H, VRN, 5.00%, 1/1/2056 (b)	1,995,000	2,158,586
Series A-1, VRN, 5.00%, 12/1/2053 (b)	1,500,000	1,569,831
Series A-1, 5.00%, 5/1/2054 (b)	5,000,000	5,273,757
Series B, 5.00%, 11/1/2033	2,535,000	2,705,104
Series B-1, 5.00%, 7/1/2053 (b)	1,340,000	1,405,278
Series D, 5.00%, 2/1/2031	1,000,000	1,059,409
Series D, 5.00%, 10/1/2055 (b)	1,000,000	1,009,408
Series E, VRN, 5.00%, 2/1/2055 (b)	3,000,000	3,175,323
Series E-1, 5.00%, 2/1/2054 (b)	2,000,000	2,112,412
Series F, 5.00%, 11/1/2033	1,500,000	1,604,708
Series F, VRN, 5.00%, 2/1/2055 (b)	2,000,000	2,149,650
Series G, 5.00%, 12/1/2035	2,000,000	2,164,540
Series C, 5.25%, 1/1/2054 (b)	2,000,000	2,115,612
Series G, VRN, 5.25%, 11/1/2054 (b)	2,265,000	2,389,828
Series D, 5.50%, 5/1/2054 (b)	2,000,000	2,091,497
California Educational Facilities Authority Revenue, CA:
Series A, 5.00%, 10/1/2055	1,500,000	1,558,742
Series U-7, 5.00%, 6/1/2046	1,100,000	1,248,254
Series V-5, VRN, 5.00%, 3/1/2055 (b)	2,600,000	3,071,503
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 11/15/2039	1,000,000	979,052
Series A, 4.00%, 8/15/2040	3,450,000	3,458,310
Series A, 4.00%, 4/1/2049	1,635,000	1,470,185
Series A-2, 4.00%, 11/1/2044	1,715,000	1,581,473
Series A, 5.00%, 12/1/2028	1,000,000	1,047,448
Series A, 5.00%, 11/15/2034	1,000,000	1,031,105
Series A, 5.00%, 12/1/2035	785,000	867,115
Series A, 5.00%, 12/1/2054	3,435,000	3,507,465
Series B, 5.00%, 8/15/2035	2,000,000	2,384,751
Series B, 5.00%, 11/15/2046	1,780,000	1,785,383
Series B-1, VRN, 5.00%, 11/15/2061 (b)	1,260,000	1,340,712
Series C, VRN, 5.00%, 10/1/2050 (b)	3,000,000	3,202,290
Security Description	Principal Amount	Value
Series C, VRN, 5.25%, 10/1/2050 (b)	$1,250,000	$1,400,790
California Housing Finance Agency Revenue, CA:
Class A, 3.25%, 8/20/2036	930,086	888,948
Series P, VRN, 3.25%, 6/1/2055 (b)	1,250,000	1,253,620
Series 2021-1, Class A, 3.50%, 11/20/2035	1,885,522	1,856,152
Series 2021-2, Class A, 3.75%, 3/25/2035	2,339,902	2,355,087
California Infrastructure & Economic Development Bank Revenue, CA:
Series A, 3.25%, 8/1/2029	2,000,000	2,019,746
4.00%, 10/1/2046	1,485,000	1,444,646
Series A, 5.00%, 6/1/2033	3,000,000	3,493,803
5.25%, 5/15/2059	1,000,000	1,053,131
California Municipal Finance Authority Revenue, CA:
Series A-1, 3.15%, 8/1/2059 (b)	1,000,000	1,002,244
Series A, 5.00%, 10/1/2044	1,000,000	1,002,104
California Pollution Control Financing Authority Revenue, CA 5.00%, 7/1/2039 (d)	1,500,000	1,532,908
California State Public Works Board Revenue, CA:
Series D, 3.00%, 11/1/2039	1,500,000	1,381,818
Series C, 4.00%, 8/1/2037	2,000,000	2,055,214
Series A, 5.00%, 9/1/2048 (c)	1,250,000	1,315,998
Series C, 5.00%, 8/1/2033	1,145,000	1,261,041
Series D, 5.00%, 11/1/2034	4,500,000	5,081,841
Series A, 5.25%, 4/1/2038	1,790,000	2,043,298
California State University Revenue, CA:
Series A, 4.63%, 11/1/2056	2,000,000	2,005,045
Series A, 5.00%, 11/1/2035	2,500,000	2,978,600
Series A, 5.00%, 11/1/2044	2,610,000	2,881,474
Series A, 5.25%, 11/1/2056	3,000,000	3,175,464
California Statewide Communities Development Authority Revenue, CA:
Series 2004-MR, VRN, 5.00%, 4/1/2038 (b)	1,500,000	1,620,787
Series A, 5.00%, 5/15/2050	2,000,000	1,986,676
Series B-1, 5.00%, 9/2/2054	1,000,000	985,306
Series A, 5.25%, 12/1/2054	1,250,000	1,302,447
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	357,840
Chabot-Las Positas Community College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,295,000	1,344,074
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Chaffey Community College District, General Obligation, CA Series B-1, 5.50%, 6/1/2049	$1,000,000	$1,094,840
City & County of San Francisco, Certificate Participation, CA Series R1, 5.00%, 4/1/2039	1,120,000	1,259,636
City of Los Angeles Department of Airports Revenue, CA:
Series B, 5.00%, 5/15/2030	1,025,000	1,134,878
Series B, 5.00%, 5/15/2038	1,465,000	1,600,589
Series D, 5.00%, 5/15/2030	1,500,000	1,660,797
Series D, 5.00%, 5/15/2044	1,000,000	1,098,814
Series E, 5.00%, 5/15/2044	1,000,000	1,098,814
Series E, AMT, 5.00%, 5/15/2049	1,100,000	1,118,980
City of Los Angeles Wastewater System Revenue, CA:
Series A, 5.00%, 6/1/2034	1,750,000	2,060,169
Series A, 5.00%, 6/1/2035	1,000,000	1,188,165
Series A, 5.00%, 6/1/2055	1,000,000	1,037,987
Series B, 5.00%, 6/1/2037	2,100,000	2,152,005
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2029	2,720,000	2,973,245
Series A, 5.00%, 11/1/2030	1,500,000	1,673,276
Series A, 5.00%, 11/1/2031	3,000,000	3,408,547
Clovis Unified School District, General Obligation, CA Series A, 5.00%, 8/1/2050	2,000,000	2,075,899
Coast Community College District, General Obligation, CA Series F, Zero Coupon, 8/1/2040	2,715,000	1,497,164
Colton Joint Unified School District, General Obligation, CA Series A, Build America Mutual Assurance Corp., Zero Coupon, 8/1/2049 (a)	1,000,000	323,367
County of Sacramento Airport System Revenue, CA 5.25%, 7/1/2054	1,500,000	1,575,749
County of Santa Clara, General Obligation, CA Series B, 3.38%, 8/1/2037	1,900,000	1,831,734
Desert Community College District, General Obligation, CA 5.00%, 8/1/2051	1,500,000	1,577,387
East Bay Municipal Utility District Water System Revenue, CA Series A, 5.00%, 6/1/2055	3,000,000	3,141,307
Security Description	Principal Amount	Value
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	$10,000	$10,061
Elk Grove Unified School District, General Obligation, CA 4.00%, 8/1/2044	3,000,000	2,911,378
Escondido Union High School District, General Obligation, CA Series A, Assured Guaranty, Inc., Zero Coupon, 8/1/2032 (a)	2,535,000	2,087,250
Foothill-De Anza Community College District, General Obligation, CA 4.00%, 8/1/2040	1,470,000	1,431,033
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.00%, 1/15/2046	3,135,000	2,975,292
Glendale Community College District, General Obligation, CA Series A, 4.13%, 8/1/2050	1,970,000	1,875,833
Golden State Tobacco Securitization Corp. Revenue, CA Series A-1, 5.00%, 6/1/2051	1,000,000	978,628
Grossmont Union High School District, General Obligation, CA Series A-2, 4.00%, 8/1/2042	3,885,000	3,795,100
Hacienda La Puente Unified School District, Certificate Participation, CA Assured Guaranty, Inc., 4.00%, 6/1/2045 (a)	3,970,000	3,839,863
Irvine Facilities Financing Authority Revenue, CA Series A, 5.00%, 5/1/2034	2,000,000	2,003,688
Long Beach Community College District, General Obligation, CA Series E, 5.00%, 8/1/2052	1,800,000	1,884,700
Long Beach Unified School District, General Obligation, CA:
Series A, 4.00%, 8/1/2040	1,000,000	1,000,053
Series B, 4.38%, 8/1/2053 (c)	2,000,000	1,941,639
Los Altos Elementary School District, General Obligation, CA Series A, 4.13%, 8/1/2049 (c)	1,000,000	970,872
Los Angeles Community College District, General Obligation, CA:
Series J, 4.00%, 8/1/2041	5,000,000	4,975,151
Series D, 5.00%, 8/1/2030	1,000,000	1,111,303
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2030	$2,460,000	$2,726,241
Series A, 5.00%, 6/1/2036	1,290,000	1,294,297
Series A, 5.00%, 7/1/2042	3,000,000	3,242,807
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2036	2,500,000	2,556,201
Series J, 5.50%, 12/1/2054	1,750,000	1,889,083
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2030	1,000,000	1,077,557
Series A, 5.00%, 7/1/2037	1,000,000	1,023,285
Series A, 5.00%, 7/1/2042	1,660,000	1,672,818
Series B, 5.00%, 7/1/2039	1,680,000	1,761,722
Series C, 5.00%, 7/1/2034	1,205,000	1,266,204
Series C, 5.00%, 7/1/2051	5,000,000	5,122,984
Series D, 5.00%, 7/1/2028	1,685,000	1,761,439
Series D, 5.00%, 7/1/2045	3,000,000	3,150,072
Series E, 5.00%, 7/1/2034	2,000,000	2,216,695
Series E, 5.00%, 7/1/2042	1,340,000	1,417,757
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2030	1,475,000	1,539,975
Series B, 5.00%, 7/1/2037	1,000,000	1,094,503
Series B, 5.00%, 7/1/2043	1,000,000	1,058,623
Series C, 5.00%, 7/1/2036	1,000,000	1,055,501
Series C, Build America Mutual Assurance Corp., 5.00%, 7/1/2036 (a)	2,000,000	2,221,981
Series C, 5.00%, 7/1/2049	1,000,000	1,031,067
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2032	3,000,000	3,429,226
5.00%, 7/1/2033	2,500,000	2,889,378
5.00%, 7/1/2034	3,000,000	3,480,336
5.00%, 7/1/2036	1,000,000	1,147,828
Series A, 5.00%, 7/1/2029	2,500,000	2,713,807
Series QRR, 5.00%, 7/1/2028	1,000,000	1,061,090
Series QRR, 5.00%, 7/1/2034	1,250,000	1,426,583
Series QRR, 5.00%, 7/1/2041	1,500,000	1,641,375
5.25%, 7/1/2040	1,000,000	1,129,393
5.25%, 7/1/2042	1,005,000	1,122,934
Manteca Unified School District, General Obligation, CA Series C, 5.25%, 8/1/2044	1,775,000	1,990,299
Metropolitan Water District of Southern California Revenue, CA Series B, 3.00%, 7/1/2029	1,750,000	1,777,877
Modesto High School District, General Obligation, CA Series B, 5.25%, 8/1/2050	1,000,000	1,074,872
Security Description	Principal Amount	Value
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	$1,500,000	$1,459,156
Moreno Valley Unified School District, General Obligation, CA:
Series A, Build America Mutual Assurance Corp., 4.75%, 8/1/2052 (a)	1,650,000	1,673,571
Series A, Build America Mutual Assurance Corp., 5.00%, 8/1/2050 (a)	1,000,000	1,047,944
Mountain House Public Financing Authority Revenue, CA Series B, Build America Mutual Assurance Corp., 4.00%, 12/1/2043 (a)	2,715,000	2,633,619
M-S-R Energy Authority Revenue, CA Series B, 6.50%, 11/1/2039	1,125,000	1,333,288
Mt San Antonio Community College District, General Obligation, CA:
Series E, Zero Coupon, 8/1/2045	2,155,000	882,096
Series A, 5.25%, 8/1/2055	1,780,000	1,900,425
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2028	1,700,000	1,788,427
Series A, 5.00%, 5/1/2030	1,625,000	1,777,984
Series A, 5.00%, 5/1/2032	1,000,000	1,127,229
New Haven Unified School District, General Obligation, CA Series A, 4.50%, 8/1/2054	2,975,000	2,929,271
Northern California Energy Authority Revenue, CA VRN, 5.00%, 12/1/2054 (b)	3,000,000	3,195,103
Northern California Power Agency Revenue, CA Series A, 5.00%, 7/1/2032	1,100,000	1,262,181
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2038	1,715,000	1,977,752
Oxnard Union High School District, General Obligation, CA 6.00%, 2/1/2030	3,000,000	3,390,015
Pasadena Public Financing Authority Revenue, CA Zero Coupon, 6/1/2042	1,200,000	594,198
Pasadena Unified School District, General Obligation, CA Series D, 5.00%, 8/1/2044	1,000,000	1,100,060
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Peralta Community College District, General Obligation, CA 5.00%, 8/1/2036	$2,250,000	$2,638,269
Pittsburg Unified School District, General Obligation, CA Series C, 5.00%, 8/1/2047	1,000,000	1,002,399
Pomona Unified School District, General Obligation, CA Series A, 5.00%, 8/1/2055	1,500,000	1,561,164
Redwoods Community College District, General Obligation, CA Build America Mutual Assurance Corp., 5.25%, 8/1/2054 (a)	1,000,000	1,059,468
Regents of the University of California Medical Center Pooled Revenue, CA Series P, 5.00%, 5/15/2047	2,000,000	2,091,029
Rio Hondo Community College District, General Obligation, CA Series D, Zero Coupon, 8/1/2043	1,000,000	447,019
Riverside County Transportation Commission Revenue, CA Series B-1, 4.00%, 6/1/2046	2,000,000	1,802,446
Riverside County Transportation Commission Sales Tax Revenue, CA Series B, 5.00%, 6/1/2031	1,250,000	1,303,036
Rowland Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2044	1,065,000	1,044,513
Sacramento City Unified School District, General Obligation, CA Series C, Assured Guaranty, Inc., 5.00%, 8/1/2050 (a)	1,190,000	1,238,418
Sacramento Municipal Utility District Revenue, CA Series K, 5.00%, 8/15/2048	1,000,000	1,054,047
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2034	1,000,000	1,164,461
San Bernardino City Unified School District, Certificate Participation, CA Assured Guaranty, Inc., 4.50%, 10/1/2045 (a)	2,000,000	2,041,388
San Bernardino City Unified School District, General Obligation, CA Series D, Assured Guaranty, Inc., Zero Coupon, 8/1/2036 (a)	1,850,000	1,276,622
Security Description	Principal Amount	Value
San Bernardino Community College District, General Obligation, CA Series E, 4.13%, 8/1/2049	$2,000,000	$1,924,923
San Diego Community College District, General Obligation, CA 4.00%, 8/1/2043	1,800,000	1,795,492
San Diego County Regional Airport Authority Revenue, CA:
Series A, 5.00%, 7/1/2056	1,315,000	1,339,588
Series A, 5.25%, 7/1/2055	1,500,000	1,588,790
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,608,615
San Diego Public Facilities Financing Authority Revenue, CA Series A, 5.00%, 5/15/2034	20,000	20,056
San Diego Unified School District, General Obligation, CA:
Series A-3, 4.00%, 7/1/2053	1,290,000	1,184,923
Series I, 4.00%, 7/1/2047	1,425,000	1,344,986
Series L, 4.00%, 7/1/2049	2,955,000	2,753,428
Series C-3, 5.00%, 7/1/2050	1,000,000	1,049,918
Series SR-4A, 5.00%, 7/1/2039	1,500,000	1,696,705
Series ZR-5A, 5.00%, 7/1/2039	1,515,000	1,713,672
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA Series A, 3.00%, 7/1/2044	1,500,000	1,227,642
San Francisco Bay Area Rapid Transit District, General Obligation, CA:
Series E-1, 5.00%, 8/1/2042	2,970,000	3,327,809
Series E-1, 5.00%, 8/1/2044	1,065,000	1,169,802
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series B, 5.00%, 5/1/2052	3,345,000	3,443,515
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 4.00%, 10/1/2047	2,000,000	1,887,124
Series B, 4.00%, 10/1/2038	2,085,000	2,162,857
Series C, 5.00%, 10/1/2054	1,000,000	1,039,490
San Francisco Community College District, General Obligation, CA Series A, 4.00%, 6/15/2045	1,370,000	1,315,569
San Francisco County Transportation Authority Sales Tax Revenue, CA 3.00%, 2/1/2033	1,500,000	1,440,584
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
San Francisco Unified School District, General Obligation, CA Series B, 3.00%, 6/15/2037	$2,000,000	$1,837,249
San Jose Evergreen Community College District, General Obligation, CA:
Series B, 3.00%, 9/1/2037	1,635,000	1,527,502
Series C, 4.00%, 9/1/2045	1,000,000	989,889
San Leandro Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2052	1,430,000	1,493,945
San Lorenzo Valley Unified School District, General Obligation, CA Series C, 5.00%, 8/1/2052	1,000,000	1,033,374
San Mateo Union High School District, General Obligation, CA Series C, 4.00%, 9/1/2043	1,000,000	1,001,197
Santa Monica-Malibu Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2044	1,500,000	1,217,254
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2028	1,100,000	1,170,303
Southern California Public Power Authority Revenue, CA:
5.00%, 7/1/2045	1,500,000	1,568,274
Series A, VRN, 5.00%, 4/1/2055 (b)	1,000,000	1,042,422
State of California Department of Water Resources Revenue, CA Series A, 5.00%, 12/1/2048	5,000,000	5,355,476
State of California, General Obligation, CA:
3.00%, 10/1/2034	1,545,000	1,500,887
3.00%, 4/1/2052	1,500,000	1,098,226
4.00%, 11/1/2029	2,000,000	2,095,326
4.00%, 10/1/2033	1,175,000	1,231,537
4.00%, 8/1/2035	1,000,000	1,001,674
4.00%, 3/1/2036	5,170,000	5,317,736
4.00%, 10/1/2042	1,115,000	1,114,229
4.00%, 9/1/2043	2,505,000	2,485,814
4.13%, 3/1/2045	1,905,000	1,892,363
Series CU, 4.55%, 12/1/2037	1,000,000	1,060,208
5.00%, 4/1/2028	1,250,000	1,313,384
5.00%, 8/1/2028	1,560,000	1,648,041
5.00%, 10/1/2028	4,245,000	4,500,459
5.00%, 10/1/2029	3,705,000	4,001,693
5.00%, 11/1/2029	2,850,000	2,957,266
5.00%, 10/1/2030	1,500,000	1,647,291
5.00%, 4/1/2031	1,135,000	1,255,684
Security Description	Principal Amount	Value
5.00%, 8/1/2031	$2,000,000	$2,223,503
5.00%, 10/1/2031	1,315,000	1,465,496
5.00%, 11/1/2031	6,655,000	7,388,311
5.00%, 12/1/2031	1,000,000	1,117,015
5.00%, 9/1/2032	5,410,000	6,098,906
5.00%, 11/1/2032	5,000,000	5,646,631
5.00%, 3/1/2033	1,250,000	1,416,388
5.00%, 4/1/2033	3,000,000	3,402,129
5.00%, 3/1/2035	2,400,000	2,761,921
5.00%, 4/1/2035	1,240,000	1,370,781
5.00%, 10/1/2035	20,000	20,000
5.00%, 10/1/2042	1,265,000	1,370,001
5.00%, 8/1/2050	2,125,000	2,230,372
Series A, 5.00%, 11/1/2027	6,780,000	7,054,499
Series C, 5.00%, 11/1/2042	1,000,000	1,078,598
Tamalpais Union High School District, General Obligation, CA Series A, 4.00%, 8/1/2048	2,755,000	2,709,741
Temecula Valley Unified School District, General Obligation, CA Series D, 3.00%, 8/1/2044	1,975,000	1,612,975
University of California Revenue, CA:
Series BH, 4.00%, 5/15/2040	2,065,000	2,082,101
Series BK, 5.00%, 5/15/2052	1,000,000	1,029,706
Series BN, 5.00%, 5/15/2043	1,500,000	1,612,054
Series BQ, 5.00%, 5/15/2029	3,600,000	3,869,052
Series BX, 5.00%, 5/15/2029	2,140,000	2,299,937
Series BZ, 5.00%, 5/15/2029	2,500,000	2,686,842
Series CA, 5.00%, 5/15/2038	1,000,000	1,124,328
Series CA, 5.00%, 5/15/2040	2,700,000	2,996,100
Series CC, 5.00%, 5/15/2041	4,500,000	4,973,681
Series CF, 5.25%, 11/15/2039	1,700,000	1,945,516
Series CD, 5.50%, 5/15/2040	3,815,000	4,440,505
Washington Township Health Care District, General Obligation, CA Series B, 5.50%, 8/1/2053	1,000,000	1,067,113
Whittier Union High School District, General Obligation, CA:
Zero Coupon, 8/1/2029	1,375,000	1,234,970
Zero Coupon, 8/1/2030	2,865,000	2,476,927
		501,105,734
COLORADO — 2.1%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2028	1,000,000	1,063,277
State Aid Withholding, 5.50%, 12/1/2046	1,165,000	1,286,580
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2030	$1,335,000	$1,469,957
State Aid Withholding, 5.25%, 12/15/2043	1,270,000	1,408,206
Baseline Metropolitan District No. 1, General Obligation, CO Series A, Assured Guaranty, Inc., 4.00%, 12/1/2046 (a)	1,885,000	1,738,485
Board of Governors of Colorado State University System Revenue, CO Series A, 5.00%, 3/1/2043	2,000,000	2,256,393
Central Weld County Water District Revenue, CO Build America Mutual Assurance Corp., 5.00%, 12/1/2054 (a)	1,150,000	1,167,794
City & County of Denver Airport System Revenue, CO Series C, 5.25%, 11/15/2053	1,000,000	1,035,852
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2037	3,250,000	1,963,020
Series A-2, Zero Coupon, 8/1/2039	1,500,000	803,686
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2028	3,000,000	3,183,447
City & County of Denver, General Obligation, CO Series A, 5.50%, 8/1/2043	1,000,000	1,143,047
City of Colorado Springs Utilities System Revenue, CO:
Series A, 5.00%, 11/15/2032	1,120,000	1,264,605
Series A, 5.00%, 11/15/2039	2,000,000	2,227,919
Series A, 5.25%, 11/15/2050	1,000,000	1,059,025
City of Loveland Electric & Communications Enterprise Revenue, CO Series A, 5.00%, 12/1/2044	1,000,000	1,016,012
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2038	1,130,000	1,253,687
Colorado Educational & Cultural Facilities Authority Revenue, CO Series A, 4.63%, 3/1/2051	2,000,000	1,929,997
Colorado Health Facilities Authority Revenue, CO:
Series A, 4.00%, 11/15/2046	4,215,000	3,791,517
Seires A-2, 5.00%, 8/1/2044	2,000,000	2,031,565
Series A, 5.00%, 1/1/2031	1,225,000	1,316,579
Series A, 5.00%, 5/15/2036	1,505,000	1,633,632
Series A, 5.00%, 5/15/2054	1,815,000	1,839,665
Security Description	Principal Amount	Value
Series A, VRN, 5.00%, 11/15/2060 (b)	$750,000	$809,512
Series B, 5.00%, 12/1/2032	1,000,000	1,088,366
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2051	1,000,000	972,685
Colorado Housing & Finance Authority Revenue, CO Series A, Class I, 6.00%, 11/1/2055	1,900,000	2,101,915
Colorado School of Mines Revenue, CO Series B, Assured Guaranty, Inc., 5.25%, 12/1/2052 (a)	1,550,000	1,600,442
Denver City & County School District No. 1, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2039	1,500,000	1,624,471
Denver Health & Hospital Authority Revenue, CO Series A, 5.13%, 12/1/2050	1,750,000	1,727,625
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2042	1,000,000	1,089,990
Eagle County School District No. Re50J, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2038	1,625,000	1,783,831
El Paso County School District No. 20 Academy, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	115,000	117,057
Pueblo School District No. 60, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	10,000	10,171
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2033	1,000,000	1,136,529
State of Colorado, Certificate Participation, CO:
Series A, 4.00%, 12/15/2036	1,000,000	1,022,617
Series A, 4.00%, 12/15/2037	1,800,000	1,824,789
Series A, COPs, 5.00%, 11/1/2053	2,490,000	2,549,102
COPs, 6.00%, 12/15/2041	1,050,000	1,197,377
University of Colorado Revenue, CO:
Series A, 5.00%, 6/1/2036	1,000,000	1,137,772
Series C-1, 5.25%, 6/1/2055	1,250,000	1,309,306
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Westminster Public Schools, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2049	$1,500,000	$1,557,352
		62,544,856
CONNECTICUT — 1.6%
Connecticut Housing Finance Authority Revenue, CT:
Series D-2, VRN, 3.10%, 11/15/2064 (b)	1,200,000	1,200,136
Series F-1, 4.60%, 11/15/2044	2,000,000	2,003,722
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A-3, VRN, 2.95%, 7/1/2049 (b)	5,000,000	5,020,736
Series A, 4.00%, 7/1/2036	1,045,000	1,046,421
Series B-1, VRN, 5.00%, 7/1/2064 (b)	1,500,000	1,631,253
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2028	5,000,000	5,273,598
Series A-2, 5.00%, 7/1/2037	1,000,000	1,120,681
Series B, 5.00%, 7/1/2028	2,000,000	2,109,439
Series B, 5.00%, 7/1/2029	3,500,000	3,762,631
Series B, 5.00%, 7/1/2031	2,675,000	2,965,762
State of Connecticut, General Obligation, CT:
Series A, 4.00%, 1/15/2028	2,175,000	2,231,196
Series A, 4.00%, 1/15/2030	2,000,000	2,091,092
Series A, 4.00%, 1/15/2032	2,000,000	2,114,670
Series A, 4.00%, 1/15/2034	1,070,000	1,119,098
Series B, 5.00%, 12/1/2027	1,305,000	1,357,474
Series B, 5.00%, 12/1/2028	1,000,000	1,063,996
Series D, 5.00%, 9/15/2028	1,480,000	1,567,838
Series E, 5.00%, 11/15/2027	2,000,000	2,079,985
Series E, 5.00%, 11/15/2028	1,605,000	1,706,150
Series H, 5.00%, 11/15/2028	3,500,000	3,720,576
University of Connecticut Revenue, CT:
Series A, 5.00%, 8/15/2031	2,050,000	2,270,646
Series A, 5.00%, 2/15/2039	1,305,000	1,459,289
		48,916,389
DELAWARE — 0.3%
Delaware State Economic Development Authority Revenue, DE:
Series A, 3.60%, 1/1/2031	1,400,000	1,434,842
Series A, VRN, 4.00%, 10/1/2045 (b)	1,000,000	983,686
State of Delaware, General Obligation, DE Series A, 5.00%, 5/1/2033	3,000,000	3,412,651
Security Description	Principal Amount	Value
University of Delaware Revenue, DE Series A, 5.00%, 11/1/2035	$2,000,000	$2,257,397
		8,088,576
DISTRICT OF COLUMBIA — 1.2%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	405,000	296,080
Series A, 5.00%, 5/1/2042	1,000,000	1,072,096
Series A, 5.00%, 7/1/2047	2,000,000	2,072,620
Series C, 5.00%, 10/1/2033	1,000,000	1,132,021
Series A, 5.25%, 6/1/2050	1,000,000	1,058,908
Series A, 5.50%, 7/1/2047	3,360,000	3,582,900
District of Columbia Revenue, DC Series A, VRN, 5.00%, 4/1/2060 (b)	1,475,000	1,613,791
District of Columbia Water & Sewer Authority Revenue, DC:
Series C1, 4.00%, 10/1/2036	1,000,000	1,020,782
Series A, 5.00%, 10/1/2037	1,000,000	1,116,785
Series B, 5.00%, 10/1/2049	2,615,000	2,654,390
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2029	1,100,000	1,170,915
Series A, 5.00%, 6/1/2043	1,095,000	1,119,197
Series B, 5.00%, 8/1/2031	1,000,000	1,106,936
Series B, 5.00%, 8/1/2038	1,605,000	1,772,496
Series C, 5.00%, 12/1/2034	1,575,000	1,796,409
Series C, 5.00%, 12/1/2035	1,750,000	2,002,640
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Series A, Assured Guaranty, Inc., 4.00%, 10/1/2052 (a)	3,000,000	2,575,864
Series A, 5.00%, 10/1/2044	1,150,000	1,176,551
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 3.00%, 7/15/2036	1,975,000	1,819,484
Series A, 4.00%, 7/15/2034	2,900,000	2,985,517
Series A, 4.00%, 7/15/2039	1,080,000	1,082,667
Washington Metropolitan Area Transit Authority Revenue, DC:
5.00%, 7/1/2036	1,000,000	1,018,626
Series B, 5.00%, 7/1/2036	1,285,000	1,308,934
		36,556,609
FLORIDA — 3.8%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2030	1,200,000	1,301,494
Central Florida Expressway Authority Revenue, FL:
4.00%, 7/1/2041	1,260,000	1,221,004
Series B, 4.00%, 7/1/2037	2,000,000	1,998,977
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Assured Guaranty, Inc., 5.00%, 7/1/2030 (a)	$2,035,000	$2,222,455
Central Florida Tourism Oversight District Utility Revenue, FL Series 1, 5.00%, 10/1/2043	1,000,000	1,074,477
City of Cape Coral Water & Sewer Revenue, FL Build America Mutual Assurance Corp., 5.25%, 10/1/2048 (a)	1,070,000	1,135,056
City of Fort Lauderdale Water & Sewer Revenue, FL Series B, 5.00%, 9/1/2042	2,765,000	2,989,912
City of Gainesville Utilities System Revenue, FL Series A, 4.00%, 10/1/2039	2,000,000	1,928,155
City of Lauderhill Water & Sewer Revenue, FL Assured Guaranty, Inc., 5.00%, 10/1/2053 (a)	1,450,000	1,489,131
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,452,451
City of Miami Revenue, FL:
Series A, 5.00%, 3/1/2048	1,500,000	1,532,811
Series A, 5.25%, 3/1/2053	2,000,000	2,064,027
City of Port St. Lucie, Special Assessment, FL:
Build America Mutual Assurance Corp., 3.00%, 7/1/2037 (a)	410,000	363,821
Build America Mutual Assurance Corp., 3.00%, 7/1/2041 (a)	510,000	423,312
3.25%, 7/1/2045	125,000	103,921
City of South Miami Health Facilities Authority, Inc. Revenue, FL 5.00%, 8/15/2042	2,000,000	2,028,417
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2037	1,000,000	1,113,662
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2040	1,000,000	1,000,206
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2030	1,250,000	1,373,188
City of Tampa Revenue, FL:
Series A, Zero Coupon, 9/1/2045	2,000,000	795,366
Series B, 5.00%, 7/1/2050	1,000,000	1,001,662
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	1,000,000	1,067,237
County of Broward Tourist Development Tax Revenue, FL 4.00%, 9/1/2037	3,160,000	3,197,300
Security Description	Principal Amount	Value
County of Manatee Revenue, FL 5.00%, 10/1/2029	$1,000,000	$1,079,314
County of Miami-Dade Aviation Revenue, FL Series A, 4.00%, 10/1/2034	1,500,000	1,523,438
County of Miami-Dade Revenue, FL:
Zero Coupon, 10/1/2035	1,000,000	707,403
Series B, 3.13%, 4/1/2037	230,000	215,706
County of Miami-Dade Transit System Revenue, FL:
3.13%, 7/1/2029	130,000	130,119
4.00%, 7/1/2035	1,760,000	1,761,987
5.00%, 7/1/2052	2,000,000	2,024,855
County of Miami-Dade Water & Sewer System Revenue, FL:
3.00%, 10/1/2036	1,000,000	925,079
4.00%, 10/1/2048	2,000,000	1,814,237
Series A, 4.00%, 10/1/2037	2,705,000	2,718,068
Series B, 5.00%, 10/1/2033	1,750,000	1,972,279
County of Miami-Dade, General Obligation, FL:
Series 2014 A, 5.00%, 7/1/2036	2,475,000	2,486,089
Series A, 5.00%, 7/1/2051	2,000,000	2,057,661
County of Pasco Sales Tax Revenue, FL Series A, 5.00%, 10/1/2049	1,495,000	1,545,520
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	1,000,000	1,050,719
County of Seminole Revenue, FL 5.00%, 10/1/2052	1,000,000	1,018,199
Florida Department of Management Services, Certificate Participation, FL Series A, 2.00%, 11/1/2038	725,000	542,336
Florida Housing Finance Corp. Revenue, FL Series 5, 5.05%, 1/1/2056	3,000,000	3,007,752
Florida Insurance Assistance Interlocal Agency, Inc. Revenue, FL Series A-1, 5.00%, 9/1/2027	1,000,000	1,009,210
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2035	1,270,000	1,407,591
Halifax Hospital Medical Center Revenue, FL 3.75%, 6/1/2041	1,000,000	891,631
Hillsborough County Industrial Development Authority Revenue, FL:
Series C, 4.13%, 11/15/2051	1,000,000	890,860
Series C, 5.50%, 11/15/2054	1,250,000	1,315,028
JEA Electric System Revenue, FL Series 3A, 4.00%, 10/1/2038	1,000,000	1,002,687
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	$500,000	$464,150
Series A, 4.00%, 10/1/2039	1,000,000	961,858
Series A, 5.00%, 10/1/2043	2,285,000	2,475,407
Lee County School Board, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2035	1,000,000	1,132,051
Martin County Health Facilities Authority Revenue, FL Series A, 4.00%, 1/1/2046	1,000,000	931,655
Miami-Dade County Educational Facilities Authority Revenue, FL:
5.00%, 4/1/2046 (c)	1,500,000	1,555,165
5.00%, 4/1/2047 (c)	1,200,000	1,233,343
Series A, 5.00%, 4/1/2048	1,600,000	1,606,319
Miami-Dade County Industrial Development Authority Revenue, FL 5.25%, 9/15/2044	1,000,000	971,268
Orange County Convention Center Revenue, FL Series B, 4.00%, 10/1/2036	1,150,000	1,151,210
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	1,500,000	1,548,676
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2040	1,280,000	1,389,647
Palm Beach County School District, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2030	2,660,000	2,897,405
Pasco County School Board Revenue, FL 5.00%, 10/1/2033	1,750,000	1,973,527
Pasco County School Board, Certificate Participation, FL Series C, Assured Guaranty, Inc., 5.00%, 8/1/2033 (a)	1,065,000	1,145,165
Sarasota County School Board, Certificate Participation, FL Series A, 5.00%, 7/1/2029	1,440,000	1,540,663
School Board of Miami-Dade County, General Obligation, FL:
4.00%, 3/15/2047	1,000,000	909,084
5.00%, 3/15/2044	1,000,000	1,073,490
Series A, Build America Mutual Assurance Corp., 5.00%, 3/15/2035 (a)	1,610,000	1,770,674
Security Description	Principal Amount	Value
School District of Broward County, Certificate Participation, FL Series A, COPs, 5.00%, 7/1/2028	$1,000,000	$1,005,985
St. Johns County School Board, Certificate Participation, FL Series A, Assured Guaranty, Inc., 5.50%, 7/1/2049 (a)	1,750,000	1,852,049
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 4.00%, 7/1/2043	2,890,000	2,888,919
Series A, 5.00%, 7/1/2027	1,500,000	1,546,774
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2034	3,000,000	3,422,337
Series B, 5.00%, 6/1/2028	1,090,000	1,147,616
Series B, 5.00%, 6/1/2029	2,215,000	2,380,409
Tampa Bay Water Revenue, FL Series A, 5.25%, 10/1/2054	2,000,000	2,100,061
Tampa-Hillsborough County Expressway Authority Revenue, FL Series B, 4.00%, 7/1/2042	2,140,000	2,084,463
Town of Davie Revenue, FL 5.00%, 4/1/2048	2,000,000	2,011,306
USF Financing Corp. Revenue, FL 5.00%, 7/1/2033	1,000,000	1,116,554
		114,263,040
GEORGIA — 2.5%
City of Atlanta Water & Wastewater Revenue, GA:
Build America Mutual Assurance Corp., 5.00%, 11/1/2033 (a)	1,500,000	1,705,666
Build America Mutual Assurance Corp., 5.00%, 11/1/2041 (a)	1,240,000	1,354,302
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2031	2,000,000	2,232,585
City of Cartersville Water & Sewer Revenue, GA 5.00%, 6/1/2049	1,000,000	1,048,346
Cobb County Kennestone Hospital Authority Revenue, GA Series A, 4.00%, 4/1/2052	2,895,000	2,472,733
Columbia County Hospital Authority Revenue, GA Series A, Assured Guaranty, Inc., 5.00%, 4/1/2048 (a)	1,385,000	1,423,583
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2030	2,350,000	2,579,500
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series B, Assured Guaranty, Inc., 5.25%, 10/1/2032 (a)	$1,610,000	$1,629,157
County of Fulton Water & Sewerage Revenue, GA 5.00%, 1/1/2035	1,000,000	1,147,731
Coweta County Development Authority Revenue, GA Series A, 5.00%, 7/1/2044	1,500,000	1,529,406
Development Authority of Burke County Revenue, GA VRN, 2.90%, 12/1/2049 (b)	2,000,000	1,986,105
Fayette County Development Authority Revenue, GA 5.25%, 10/1/2054	1,500,000	1,505,384
Gainesville & Hall County Hospital Authority Revenue, GA 5.00%, 10/15/2030	1,000,000	1,085,855
Georgia Housing & Finance Authority Revenue, GA Series C, 5.05%, 12/1/2045	3,000,000	3,051,582
Georgia Ports Authority Revenue, GA 4.00%, 7/1/2040	1,000,000	1,000,534
Georgia State Road & Tollway Authority Revenue, GA Series A, 3.00%, 7/15/2048	1,300,000	995,389
Main Street Natural Gas, Inc. Revenue, GA:
Series A, 4.00%, 12/1/2028	1,115,000	1,123,915
Series A, VRN, 4.00%, 7/1/2052 (b)	1,500,000	1,517,473
Series A, VRN, 4.00%, 9/1/2052 (b)	2,250,000	2,272,118
Series C, 4.00%, 8/1/2052 (b) (d)	2,250,000	2,245,171
Series A, VRN, 5.00%, 6/1/2053 (b)	2,000,000	2,092,685
Series A, VRN, 5.00%, 5/1/2054 (b)	3,000,000	3,179,027
Series A, VRN, 5.00%, 6/1/2055 (b)	2,275,000	2,432,936
Series B, VRN, 5.00%, 12/1/2052 (b)	1,540,000	1,606,767
Series B, VRN, 5.00%, 7/1/2053 (b)	1,500,000	1,572,808
Series C, VRN, 5.00%, 9/1/2053 (b)	3,000,000	3,154,004
Series C, VRN, 5.00%, 12/1/2054 (b)	1,500,000	1,582,931
Series D, 5.00%, 5/1/2054 (b)	1,000,000	1,050,240
Metropolitan Atlanta Rapid Transit Authority Revenue, GA:
Series C, 3.50%, 7/1/2038	2,000,000	1,915,237
Series B, 5.00%, 7/1/2031	1,155,000	1,283,110
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 1/1/2046	1,000,000	1,021,638
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2056	$2,000,000	$1,993,182
Series A, 5.00%, 1/1/2059	1,000,000	996,454
Series A, 5.00%, 1/1/2063	2,000,000	1,911,991
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2033	2,000,000	2,258,489
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2027	5,500,000	5,702,360
Savannah Georgia Convention Center Authority Revenue, GA Series C, Assured Guaranty, Inc., 5.00%, 6/1/2058 (a)	1,000,000	1,002,029
State of Georgia, General Obligation, GA:
Series A, 4.00%, 7/1/2035	1,275,000	1,319,531
Series A-1, 5.00%, 7/1/2033	1,000,000	1,103,846
Series C, 5.00%, 7/1/2030	5,560,000	6,096,062
		77,181,862
GUAM — 0.1%
Guam Government Waterworks Authority Revenue, GU Series A, 5.50%, 7/1/2044	1,000,000	1,069,447
Guam Power Authority Revenue, GU Series A, 5.00%, 10/1/2037	1,200,000	1,214,686
Territory of Guam Revenue, GU Series G, 5.00%, 1/1/2035	1,000,000	1,089,264
		3,373,397
HAWAII — 0.4%
City & County Honolulu Wastewater System Revenue, HI:
4.25%, 7/1/2042	1,000,000	1,022,985
4.50%, 7/1/2048	1,000,000	998,800
Series A, 5.00%, 7/1/2032	1,500,000	1,686,074
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2029	1,000,000	1,081,308
Series C, 5.00%, 8/1/2044	1,400,000	1,442,680
State of Hawaii Airports System Revenue, HI Series B, 5.00%, 7/1/2049	1,250,000	1,308,806
State of Hawaii, General Obligation, HI:
Series FK, 4.00%, 5/1/2036	2,000,000	2,006,810
Series FW, 4.00%, 1/1/2037	2,640,000	2,664,128
		12,211,591
IDAHO — 0.2%
Idaho Health Facilities Authority Revenue, ID:
Series 2025A, 5.00%, 3/1/2041	1,500,000	1,615,508
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2025A, 5.00%, 3/1/2043	$1,000,000	$1,061,579
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2043	1,000,000	1,089,589
Series C, 5.15%, 7/1/2045	1,000,000	1,022,915
Idaho State Building Authority Revenue, ID Series 2025A, 5.00%, 6/1/2029	2,000,000	2,147,584
		6,937,175
ILLINOIS — 3.8%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL 5.00%, 4/1/2042	1,000,000	1,000,263
Chicago O'Hare International Airport Revenue, IL:
Series B, 4.50%, 1/1/2056	1,000,000	928,253
Series B, 5.00%, 1/1/2036	2,500,000	2,609,557
Series B, 5.00%, 1/1/2048	1,145,000	1,153,887
Series D, 5.00%, 1/1/2041	1,000,000	1,056,354
Series D, 5.00%, 1/1/2052	1,000,000	1,001,664
Build America Mutual Assurance Corp., 5.25%, 1/1/2041 (a)	1,950,000	2,085,038
Series D, 5.25%, 1/1/2031	1,735,000	1,765,294
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,200,000	1,247,609
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL:
Series A, 5.00%, 12/1/2045	1,000,000	1,019,660
Series A, 5.00%, 12/1/2049	2,000,000	2,027,344
City of Chicago Wastewater Transmission Revenue, IL:
Series A, 5.00%, 1/1/2047	1,000,000	1,002,410
Series A, Assured Guaranty, Inc., 5.25%, 1/1/2048 (a)	1,665,000	1,729,126
City of Chicago Waterworks Revenue, IL:
Series B, Assured Guaranty, Inc., 5.00%, 11/1/2036 (a)	1,070,000	1,152,294
Series A, Assured Guaranty, Inc., 5.25%, 11/1/2053 (a)	1,445,000	1,480,794
City of Chicago, General Obligation, IL:
Series A, 5.50%, 1/1/2035	2,915,000	2,990,266
Series A, 5.50%, 1/1/2039	1,250,000	1,294,979
Series A, 6.00%, 1/1/2050	1,600,000	1,652,205
County of Cook, General Obligation, IL 5.00%, 11/15/2034	1,200,000	1,213,193
DuPage County Forest Preserve District, General Obligation, IL 5.00%, 11/1/2033	1,000,000	1,130,586
Security Description	Principal Amount	Value
Illinois Finance Authority Revenue, IL:
VRN, 2.45%, 10/1/2039 (b)	$1,000,000	$966,818
Series A, 3.00%, 7/15/2040	1,000,000	863,914
Series A, 4.00%, 10/1/2034	1,620,000	1,620,726
Series A, 5.00%, 10/1/2028	1,000,000	1,054,454
Series A, 5.00%, 8/15/2029	1,160,000	1,240,927
Series A, 5.00%, 11/15/2029	1,885,000	1,892,036
Series A, 5.00%, 7/1/2032	2,000,000	2,238,126
Series A, 5.00%, 10/1/2033	1,400,000	1,573,039
Series A, 5.00%, 8/15/2034	1,725,000	1,863,427
Series A, 5.00%, 11/15/2035	1,500,000	1,670,505
Series A, 5.00%, 7/15/2042	1,000,000	1,015,365
Series A, VRN, 5.00%, 8/15/2054 (b)	1,000,000	1,076,608
Series B, 5.00%, 8/15/2031	1,000,000	1,015,925
Series B, 5.00%, 1/1/2033	1,000,000	1,124,564
Series C, 5.00%, 2/15/2034	1,050,000	1,063,328
Illinois Housing Development Authority Revenue, IL:
Series E, 4.05%, 10/1/2035	1,000,000	1,005,531
Series D, 5.25%, 10/1/2050	1,200,000	1,219,771
Illinois Municipal Electric Agency Revenue, IL Series A, Assured Guaranty, Inc., 5.00%, 2/1/2034 (a)	1,250,000	1,407,539
Illinois Sports Facilities Authority Revenue, IL 5.00%, 6/15/2030	1,500,000	1,560,078
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2030	225,000	242,897
Series A, 5.00%, 1/1/2041	1,000,000	1,079,736
Series A, 5.00%, 1/1/2046	2,000,000	2,107,663
Series B, 5.00%, 1/1/2036	215,000	215,886
Series B, 5.00%, 1/1/2040	1,000,000	999,915
Series B, 5.00%, 1/1/2041	2,260,000	2,266,629
Series C, 5.00%, 1/1/2036	215,000	215,292
Series A, 5.25%, 1/1/2043	1,000,000	1,083,013
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (a)	3,000,000	2,652,823
Series B, Zero Coupon, 12/15/2054	2,000,000	458,606
Series A, 5.00%, 6/15/2050	3,000,000	2,985,485
Series A, 5.00%, 6/15/2053	2,000,000	1,963,302
Series B, 5.00%, 12/15/2027	1,250,000	1,252,419
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2031	1,100,000	1,222,494
Northern Illinois Municipal Power Agency Revenue, IL Series A, 4.00%, 12/1/2033	3,500,000	3,502,478
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sales Tax Securitization Corp. Revenue, IL:
Series A, 4.00%, 1/1/2038	$2,975,000	$2,909,399
Series A, 5.00%, 1/1/2031	1,860,000	2,019,099
State of Illinois Sales Tax Revenue, IL:
Series C, 5.00%, 6/15/2041	1,800,000	1,903,420
Series C, 5.00%, 6/15/2043	1,135,000	1,192,060
State of Illinois, General Obligation, IL:
4.00%, 6/1/2033	1,575,000	1,575,454
Series B, 4.00%, 12/1/2037	1,250,000	1,207,920
Series B, 4.00%, 11/1/2038	2,320,000	2,221,027
Series B, 4.25%, 5/1/2046	2,000,000	1,807,366
5.00%, 1/1/2041	5,020,000	5,022,261
Series A, 5.00%, 5/1/2035	1,000,000	1,025,278
Series B, 5.00%, 10/1/2032	1,000,000	1,037,884
Series B, 5.00%, 10/1/2033	1,645,000	1,702,206
Series B, 5.00%, 5/1/2039	1,000,000	1,060,028
Series C, 5.00%, 12/1/2048	1,000,000	997,471
Series C, 5.25%, 10/1/2047	2,000,000	2,039,593
Series A, 5.50%, 3/1/2047	3,000,000	3,108,338
Series B, 5.50%, 5/1/2047	1,000,000	1,036,217
Series C, 5.50%, 10/1/2040	1,000,000	1,073,881
5.75%, 5/1/2045	2,500,000	2,617,050
University of Illinois Auxiliary Facilities System Revenue, IL Series A, 5.00%, 4/1/2034	1,120,000	1,269,509
Will County School District No. 86 Joliet, General Obligation, IL Build America Mutual Assurance Corp., 4.00%, 1/1/2049 (a)	1,150,000	1,049,258
		115,136,814
INDIANA — 1.0%
City of Rockport Revenue, IN Series A, VRN, 3.70%, 6/1/2047 (b)	1,560,000	1,585,201
City of Whiting Revenue, IN VRN, 4.20%, 6/1/2044 (b)	1,745,000	1,795,467
Indiana Finance Authority Revenue, IN:
Series B, 2.50%, 11/1/2030	1,500,000	1,428,675
Series 1, 3.00%, 10/1/2041	1,500,000	1,247,308
Series A, 4.00%, 2/1/2034	2,000,000	2,062,697
4.25%, 3/1/2049	1,300,000	1,174,178
Series A, 5.00%, 2/1/2031	1,955,000	2,156,587
Series A, 5.00%, 2/1/2037	1,000,000	1,114,220
Series A, 5.00%, 10/1/2041	2,000,000	2,010,342
Series B, 5.00%, 2/1/2043	15,000	16,227
Series C, 5.00%, 2/1/2046	1,000,000	1,063,258
Series D, VRN, 5.00%, 10/1/2057 (b)	1,500,000	1,661,590
Series D, VRN, 5.00%, 10/1/2063 (b)	2,000,000	2,180,153
Security Description	Principal Amount	Value
Indiana Housing & Community Development Authority Revenue, IN:
Series D-1, 4.55%, 7/1/2044	$1,000,000	$997,919
Series B-1, 4.90%, 7/1/2045	1,000,000	1,018,794
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series D, 5.00%, 1/15/2037	1,500,000	1,668,151
Series B-1, 5.25%, 1/1/2055	1,000,000	1,028,815
Series D, 6.00%, 2/1/2048	1,770,000	1,939,715
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2033	1,100,000	1,198,067
State Intercept, 5.00%, 7/15/2035	1,250,000	1,346,568
Purdue University Revenue, IN Series A, 5.00%, 7/1/2035	1,000,000	1,143,369
		29,837,301
IOWA — 0.3%
Iowa Finance Authority Revenue, IA:
Series A, 4.70%, 7/1/2050	1,705,000	1,672,064
4.75%, 8/1/2042	2,000,000	2,000,129
VRN, 5.00%, 12/1/2050 (b)	1,000,000	1,126,206
Series A, 5.00%, 8/1/2033	1,000,000	1,131,821
Series A, 5.00%, 8/1/2047	1,000,000	1,039,301
Series B, 5.00%, 2/15/2048	2,000,000	1,999,619
Iowa Tobacco Settlement Authority Revenue, IA Series A2, Class 1, 4.00%, 6/1/2049	1,055,000	899,400
		9,868,540
KANSAS — 0.3%
City of Lawrence Revenue, KS Series A, 5.00%, 7/1/2043	1,000,000	1,007,082
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS:
Series A, 3.00%, 10/1/2039	1,000,000	874,126
Series A, 3.00%, 10/1/2041	2,065,000	1,767,866
Kansas Development Finance Authority Revenue, KS Series SRF, 5.00%, 5/1/2036	2,115,000	2,432,571
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2033	1,000,000	1,136,201
Series A, 5.00%, 9/1/2035	1,250,000	1,416,808
		8,634,654
KENTUCKY — 1.0%
County of Owen Revenue, KY Series A, VRN, 2.45%, 6/1/2039 (b)	1,000,000	966,818
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty, Inc., 4.00%, 6/1/2037 (a)	$1,750,000	$1,716,497
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2047 (a)	1,115,000	1,115,059
Series A-P3, 5.00%, 1/1/2045	1,000,000	1,000,244
Series B, 5.00%, 8/15/2028	1,440,000	1,478,769
Kentucky Housing Corp. Revenue, KY Series A, 4.55%, 7/1/2046	1,000,000	1,001,773
Kentucky Municipal Power Agency Revenue, KY Series 2019-A, 4.00%, 9/1/2045	1,115,000	975,001
Kentucky Public Energy Authority Revenue, KY:
Series A-1, VRN, 4.00%, 8/1/2052 (b)	2,000,000	2,022,174
Series C, VRN, 4.00%, 2/1/2050 (b)	1,165,000	1,175,662
Series A, 5.00%, 5/1/2055 (b)	1,000,000	1,048,323
Series B, VRN, 5.00%, 1/1/2055 (b)	2,000,000	2,117,078
Series A, VRN, 5.25%, 6/1/2055 (b)	1,625,000	1,719,706
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 4/1/2033	1,500,000	1,679,662
Series B, 5.00%, 11/1/2027	1,735,000	1,798,952
Series C, 5.00%, 11/1/2031	1,525,000	1,690,494
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2028	1,505,000	1,584,680
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 5.00%, 5/15/2055	1,500,000	1,542,616
Louisville & Jefferson County Visitors & Convention Commission Revenue, KY Assured Guaranty, Inc., 3.13%, 6/1/2046 (a)	1,000,000	775,288
Louisville Water Co. Revenue, KY 3.00%, 11/15/2035	1,415,000	1,314,270
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, 4.00%, 10/1/2035	1,000,000	980,385
Series A, 4.00%, 10/1/2040	1,025,000	967,048
University of Kentucky Revenue, KY:
Series A, State Intercept, 3.13%, 10/1/2037	360,000	328,512
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2055	$1,625,000	$1,636,706
		30,635,717
LOUISIANA — 0.7%
City of New Orleans, General Obligation, LA Series A, 5.00%, 12/1/2046	1,000,000	1,006,480
City of Shreveport, General Obligation, LA Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (a)	1,000,000	1,003,267
East Baton Rouge Sewerage Commission Revenue, LA Series A, 5.00%, 2/1/2036	1,000,000	1,126,602
Louisiana Housing Corp. Revenue, LA:
VRN, 3.15%, 4/1/2030 (b)	1,500,000	1,502,967
Series C, 6.25%, 6/1/2055	1,000,000	1,107,136
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series B, 2.50%, 4/1/2036	2,000,000	1,703,587
3.50%, 11/1/2032	1,000,000	971,156
Louisiana Public Facilities Authority Revenue, LA:
5.00%, 7/1/2042	1,500,000	1,511,524
5.00%, 5/15/2046	1,000,000	1,001,958
Series 2025-A, 5.50%, 5/15/2055	2,000,000	2,090,193
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.25%, 7/1/2053	1,000,000	1,028,663
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2034	1,500,000	1,693,058
State of Louisiana Revenue, LA 5.00%, 9/1/2035	1,000,000	1,109,685
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 2/1/2028	2,000,000	2,087,034
Series B, 5.00%, 6/1/2030	1,820,000	1,987,403
		20,930,713
MAINE — 0.1%
Maine Health & Higher Educational Facilities Authority Revenue, ME Series A, Assured Guaranty, Inc., 4.25%, 7/1/2054 (a)	1,000,000	888,480
Maine Municipal Bond Bank Revenue, ME Series A, 5.00%, 9/1/2038	1,000,000	1,129,082
Maine State Housing Authority Revenue, ME Series B, 5.13%, 11/15/2050	1,000,000	1,012,957
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Maine Turnpike Authority Revenue, ME 5.00%, 7/1/2030	$735,000	$801,778
		3,832,297
MARYLAND — 1.8%
City of Baltimore Revenue, MD Series A, 5.00%, 7/1/2046	1,000,000	1,001,762
County of Baltimore, General Obligation, MD:
5.00%, 3/1/2034	1,500,000	1,714,932
5.00%, 3/1/2043	1,000,000	1,095,530
5.00%, 3/1/2044	1,810,000	1,926,180
County of Montgomery, General Obligation, MD:
Series A, 2.00%, 8/1/2039	1,000,000	748,446
Series A, 3.00%, 8/1/2033	1,150,000	1,124,702
Series A, 5.00%, 10/1/2034	1,000,000	1,132,099
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 8/1/2029	1,000,000	1,076,422
Series A, 5.00%, 8/1/2038	1,200,000	1,335,394
Maryland Community Development Administration Revenue, MD Series C, 4.38%, 9/1/2043	1,640,000	1,623,489
Maryland Department of Housing & Community Development Revenue, MD Series A, 4.65%, 7/1/2046	1,000,000	998,031
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
5.00%, 7/1/2054	1,000,000	1,000,577
Series 2025B, VRN, 5.00%, 7/1/2045 (b)	1,000,000	1,073,807
Series A, 5.00%, 5/15/2032	1,665,000	1,852,626
Series A, 5.00%, 8/15/2037	2,000,000	2,216,240
Series 2025A, 5.25%, 7/1/2052	1,000,000	1,031,303
Series C, Assured Guaranty, Inc., 5.50%, 7/1/2055 (a)	1,665,000	1,754,627
Maryland Stadium Authority Revenue, MD:
State Intercept, 5.00%, 5/1/2033	1,000,000	1,001,532
Series A, 5.00%, 3/1/2036	1,000,000	1,100,780
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2030	2,160,000	2,361,696
Series A, 5.00%, 7/1/2039	1,000,000	1,102,059
State of Maryland Department of Transportation Revenue, MD:
Series A, 2.00%, 10/1/2034	6,840,000	5,854,026
Series B, 4.00%, 10/1/2040	1,000,000	1,002,415
Security Description	Principal Amount	Value
State of Maryland, General Obligation, MD:
Series A, 5.00%, 6/1/2034	$9,425,000	$10,479,345
Series B, 5.00%, 8/1/2027	1,840,000	1,901,100
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,850,000	1,938,997
Washington Suburban Sanitary Commission Revenue, MD:
4.00%, 6/1/2045	2,000,000	1,938,162
4.00%, 6/1/2049	2,960,000	2,783,525
Series 2ND, 4.00%, 6/1/2041	1,015,000	1,014,990
		55,184,794
MASSACHUSETTS — 3.5%
City of Boston, General Obligation, MA Series A, 5.00%, 2/1/2043	2,000,000	2,173,112
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2052	1,000,000	1,037,190
Series A, 5.00%, 6/1/2053	2,500,000	2,580,581
Series B, 5.00%, 6/1/2048	2,770,000	2,881,234
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2039	1,035,000	793,578
Series C, 2.00%, 9/1/2040	1,450,000	1,084,521
Series C, 2.00%, 9/1/2041	1,420,000	1,040,492
Series C, 3.00%, 3/1/2047	1,000,000	764,952
Series D, 3.00%, 7/1/2039	1,580,000	1,399,517
Series D, 4.00%, 2/1/2043	1,550,000	1,505,206
Series J, 4.00%, 12/1/2044	1,500,000	1,433,375
Series J, 4.00%, 12/1/2045	1,000,000	944,412
Series A, 5.00%, 5/1/2029	2,610,000	2,803,055
Series A, 5.00%, 10/1/2031	1,500,000	1,677,354
Series A, 5.00%, 1/1/2039	1,900,000	2,095,037
Series A, 5.00%, 4/1/2050	1,000,000	1,039,130
Series A, 5.00%, 5/1/2053	1,475,000	1,511,862
Series A, 5.00%, 1/1/2054	1,000,000	1,025,970
Series A, 5.00%, 4/1/2055	2,000,000	2,057,130
Series B, 5.00%, 10/1/2027	3,000,000	3,113,575
Series B, 5.00%, 10/1/2031	1,500,000	1,677,354
Series B, 5.00%, 6/1/2035	3,000,000	3,446,350
Series D, 5.00%, 11/1/2028	3,000,000	3,189,084
Series E, 5.00%, 11/1/2052	1,000,000	1,024,793
Series F, 5.00%, 8/1/2049	2,000,000	2,087,467
Series G, 5.00%, 12/1/2035	1,000,000	1,150,815
Series H, 5.00%, 12/1/2040	1,000,000	1,100,689
Series C, 5.25%, 10/1/2047	1,545,000	1,626,800
Series A, American Municipal Bond Assurance Corp., 5.50%, 8/1/2030 (a)	3,500,000	3,874,087
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
Series A-1, 4.00%, 7/1/2048	$3,515,000	$3,250,229
Series A, 5.00%, 7/1/2037	1,645,000	1,846,512
Series A, 5.00%, 7/1/2038	1,500,000	1,673,169
Series B, 5.25%, 7/1/2055	1,000,000	1,049,286
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,664,557
5.00%, 2/1/2033	1,000,000	1,141,437
Massachusetts Development Finance Agency Revenue, MA:
4.00%, 4/1/2041	1,500,000	1,427,610
4.00%, 7/1/2045	1,070,000	1,035,202
Series A, 4.00%, 7/15/2036	1,000,000	992,349
Series L, 4.00%, 7/1/2044	2,160,000	2,103,479
Series S, 4.00%, 7/1/2046	1,000,000	932,096
5.00%, 7/1/2041	1,645,000	1,647,331
Series A, 5.00%, 7/1/2031	1,530,000	1,561,865
Series A, VRN, 5.00%, 11/1/2055 (b)	1,290,000	1,477,468
Series B, 5.00%, 11/15/2032	3,000,000	3,394,385
Series BB1, 5.00%, 10/1/2046	1,215,000	1,218,719
Series D, 5.00%, 7/1/2054	1,000,000	1,012,606
Series F, 5.00%, 7/1/2043	1,000,000	1,074,623
Series J2, 5.00%, 7/1/2048	1,175,000	1,171,781
Series N, Assured Guaranty, Inc., 5.00%, 7/1/2050 (a)	2,250,000	2,324,453
Series P, 5.00%, 7/1/2050	1,385,000	1,504,299
Series W, 5.00%, 7/1/2035	1,500,000	1,719,840
Series T, 5.25%, 3/1/2054	1,000,000	1,042,821
Series N, 5.50%, 7/1/2055	1,500,000	1,576,163
Massachusetts Housing Finance Agency Revenue, MA Series 246, 5.05%, 12/1/2050	2,500,000	2,519,322
Massachusetts School Building Authority Revenue, MA:
Series A, 5.00%, 2/15/2055	3,000,000	3,062,528
Series A, 5.25%, 2/15/2050	2,575,000	2,719,056
Massachusetts Water Resources Authority Revenue, MA Series C, 5.00%, 8/1/2031	3,350,000	3,743,587
Nauset Regional School District, General Obligation, MA 4.00%, 5/15/2049	1,000,000	922,573
University of Massachusetts Building Authority Revenue, MA Series 1, 5.00%, 11/1/2052	1,500,000	1,524,887
		106,472,955
MICHIGAN — 1.4%
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series B, 5.00%, 7/1/2035	1,000,000	1,133,581
Security Description	Principal Amount	Value
Series C, 5.25%, 7/1/2048	$1,400,000	$1,463,982
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2038	1,180,000	1,288,935
Series B, 5.25%, 7/1/2048	1,190,000	1,245,176
Michigan Finance Authority Revenue, MI:
Series D-1, VRN, 1.20%, 10/15/2030 (b)	1,000,000	952,415
4.00%, 11/15/2035	1,955,000	1,950,583
Series A, 4.00%, 4/15/2042	1,925,000	1,843,002
Series A, 4.00%, 10/1/2048	2,000,000	1,906,212
Series A, 4.00%, 2/15/2050	3,225,000	2,740,663
Series A-MI, 4.00%, 12/1/2036	2,345,000	2,312,457
Series MI-1, 4.00%, 12/1/2048	1,000,000	870,410
Series A, Class 1, 5.00%, 6/1/2029	1,000,000	1,057,674
Series A, 5.00%, 11/1/2029	1,600,000	1,721,454
Series A, 5.00%, 12/1/2042	2,500,000	2,544,813
Series A, 5.00%, 11/15/2048	1,010,000	1,019,271
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 10/15/2028	100,000	101,258
Series I, 5.00%, 10/15/2051	1,010,000	1,012,596
Michigan State Hospital Finance Authority Revenue, MI Series F-8, 5.00%, 11/15/2046	2,450,000	2,454,135
Michigan State Housing Development Authority Revenue, MI:
Series B, 2.95%, 12/1/2039	3,650,000	3,142,763
Series A, 3.55%, 10/1/2031	2,000,000	1,986,658
Series A, 4.10%, 6/1/2043	1,000,000	973,895
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2055	2,500,000	2,573,646
State of Michigan Trunk Line Revenue, MI:
Series B, 4.00%, 11/15/2045	3,410,000	3,209,261
5.25%, 11/15/2049	1,500,000	1,573,565
		41,078,405
MINNESOTA — 1.1%
City of Center City Revenue, MN Series 2025B, 5.00%, 11/1/2044	1,120,000	1,159,650
City of Rochester Revenue, MN Series B, VRN, 5.00%, 11/15/2055 (b)	1,000,000	1,096,546
City of St. Cloud Revenue, MN Series A, 5.00%, 5/1/2046	1,500,000	1,500,573
County of Hennepin, General Obligation, MN Series A, 5.00%, 12/1/2044	1,000,000	1,079,467
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Duluth Independent School District No. 709, General Obligation, MN Series C, School District Credit Enhancement Program, Zero Coupon, 2/1/2029	$1,850,000	$1,675,944
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2036	1,000,000	955,136
Elk River Independent School District No. 728, General Obligation, MN Series A, School District Credit Enhancement Program, 2.00%, 2/1/2034	800,000	698,751
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 4.25%, 1/1/2052	2,000,000	1,840,635
Minnesota Agricultural & Economic Development Board Revenue, MN 5.25%, 1/1/2047	2,000,000	2,086,330
Minnesota Housing Finance Agency Revenue, MN:
Series A, 4.60%, 1/1/2047	800,000	790,474
Series L, 6.00%, 7/1/2056	2,000,000	2,202,422
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2031	1,500,000	1,651,027
State of Minnesota, Certificate Participation, MN 5.00%, 11/1/2038	2,000,000	2,198,482
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 10/1/2028	205,000	212,411
Series A, 5.00%, 8/1/2032	1,250,000	1,406,958
Series A, 5.00%, 8/1/2044	1,000,000	1,077,523
Series B, 5.00%, 8/1/2027	6,500,000	6,715,844
Series D, 5.00%, 8/1/2027	2,500,000	2,583,017
Series D, 5.00%, 8/1/2028	1,000,000	1,057,090
White Bear Lake Independent School District No. 624, General Obligation, MN:
Series A, School District Credit Enhancement Program, 3.00%, 2/1/2031	1,000,000	997,231
Series A, School District Credit Enhancement Program, 3.00%, 2/1/2035	1,000,000	939,011
		33,924,522
Security Description	Principal Amount	Value
MISSISSIPPI — 0.1%
County of Warren Revenue, MS Series A, 4.20%, 5/1/2034	$1,000,000	$1,030,738
Mississippi Home Corp. Revenue, MS Series A, 5.50%, 6/1/2045	1,135,000	1,212,097
State of Mississippi, General Obligation, MS Series A, 4.00%, 6/1/2036	1,000,000	1,011,853
		3,254,688
MISSOURI — 0.8%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	1,500,000	1,402,688
Curators of the University of Missouri Revenue, MO Series B, 5.00%, 11/1/2030	2,500,000	2,740,991
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.00%, 7/1/2038	2,110,000	1,899,843
Series A, 4.00%, 5/15/2042	2,605,000	2,495,628
5.50%, 12/1/2048	2,000,000	2,117,799
Jackson County School District No. R-IV Blue Springs, General Obligation, MO 5.50%, 3/1/2042	1,725,000	1,912,387
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2032	1,250,000	1,403,819
Missouri Housing Development Commission Revenue, MO:
Series A, 4.63%, 11/1/2050	1,470,000	1,429,931
Series D, 6.25%, 5/1/2056	3,000,000	3,336,063
Missouri Joint Municipal Electric Utility Commission Revenue, MO:
Series A, 4.00%, 12/1/2032	1,000,000	1,000,724
Series A, 4.00%, 12/1/2033	1,410,000	1,410,764
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2027	3,000,000	3,103,685
St. Charles County Francis Howell R-III School District, General Obligation, MO 2.00%, 3/1/2040	1,500,000	1,476,687
		25,731,009
MONTANA — 0.1%
City of Forsyth Revenue, MT 3.88%, 7/1/2028	1,000,000	1,015,312
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Lewis & Clark County High School District No. 1 Helena, General Obligation, MT Build America Mutual Assurance Corp., 5.00%, 7/1/2051 (a)	$1,350,000	$1,395,020
Montana Facility Finance Authority Revenue, MT Series A, 5.50%, 2/15/2050	1,025,000	1,074,559
		3,484,891
NEBRASKA — 0.5%
Central Plains Energy Project Revenue, NE:
Series 1, VRN, 5.00%, 5/1/2053 (b)	2,065,000	2,156,667
Series A-1, VRN, 5.00%, 8/1/2055 (b)	2,000,000	2,117,097
Nebraska Investment Finance Authority Revenue, NE Series C, 5.05%, 9/1/2045	3,000,000	3,054,112
Nebraska Public Power District Revenue, NE Series A, 5.00%, 1/1/2032	1,000,000	1,001,572
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	2,450,000	2,399,914
Series A, 5.25%, 2/1/2048	2,500,000	2,636,137
Village of Boys Town Revenue, NE 5.00%, 7/1/2046	1,630,000	1,677,566
		15,043,065
NEVADA — 0.8%
Clark County School District, General Obligation, NV:
Series A, Assured Guaranty, Inc., 4.00%, 6/15/2042 (a)	1,500,000	1,485,685
Series A, 4.00%, 6/15/2043	1,735,000	1,669,806
Series A, Assured Guaranty, Inc., 4.00%, 6/15/2045 (a)	1,500,000	1,436,595
Series A, Assured Guaranty, Inc., 4.00%, 6/15/2046 (a)	1,000,000	940,312
Series B, Assured Guaranty, Inc., 4.00%, 6/15/2037 (a)	1,650,000	1,661,245
Series C, 5.00%, 6/15/2036	2,125,000	2,127,658
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032	1,500,000	1,673,055
County of Clark Revenue, NV 2.10%, 6/1/2031	1,300,000	1,180,760
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	760,643
Series C, 3.00%, 7/1/2039	500,000	439,178
5.00%, 11/1/2033	1,100,000	1,249,383
Series A, 5.00%, 6/1/2027	140,000	143,984
Security Description	Principal Amount	Value
Las Vegas Redevelopment Agency, Special Obligation, NV 5.00%, 6/15/2040	$1,000,000	$1,000,208
Las Vegas Valley Water District, General Obligation, NV:
Series A, 4.00%, 6/1/2041	1,550,000	1,550,466
Series A, 5.00%, 6/1/2039	3,985,000	4,438,375
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	1,000,000	1,120,809
Series A, 5.00%, 5/1/2043	1,000,000	1,075,660
		23,953,822
NEW HAMPSHIRE — 0.4%
New Hampshire Business Finance Authority Revenue, NH:
Series 1-A, Housing and Urban Development, 4.15%, 10/20/2040 (b)	996,613	985,968
Series 2, 4.25%, 7/20/2041	1,585,847	1,558,967
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series B, 3.30%, 6/1/2040 (b)	1,510,000	1,513,894
Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (a)	1,700,000	1,788,554
5.00%, 10/1/2037	1,000,000	1,003,304
5.00%, 8/1/2040	1,000,000	1,086,885
5.00%, 10/1/2046	1,800,000	1,801,388
New Hampshire Housing Finance Authority Revenue, NH:
Series 1, 4.95%, 7/1/2049	1,000,000	1,008,021
Series E, 6.25%, 7/1/2056	1,500,000	1,693,519
		12,440,500
NEW JERSEY — 3.0%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	1,760,000	1,784,229
Freehold Township Board of Education, General Obligation, NJ 4.00%, 8/15/2040	1,000,000	1,016,710
Gloucester County Improvement Authority Revenue, NJ 4.00%, 7/1/2038	1,165,000	1,161,166
Jersey City Municipal Utilities Authority Revenue, NJ Series E, Build America Mutual Assurance Corp., 5.75%, 10/15/2048 (a)	625,000	688,501
New Jersey Economic Development Authority Revenue, NJ:
Series A, 3.38%, 7/1/2030	500,000	496,497
5.00%, 6/15/2038	1,280,000	1,339,946
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2044	$1,000,000	$1,028,777
Series A, 5.00%, 7/1/2033	2,000,000	2,026,798
Series A, 5.00%, 11/1/2040	1,470,000	1,526,491
Series A, 5.00%, 11/1/2044	1,000,000	1,026,817
Series B, 5.00%, 6/15/2043	2,000,000	2,059,196
Series C, 5.00%, 6/15/2042	2,000,000	2,034,074
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	381,160
Series C, 4.00%, 3/1/2033	2,070,000	2,174,447
Series A, 5.00%, 7/1/2047	1,600,000	1,601,653
Series A, VRN, 5.00%, 7/1/2064 (b)	1,000,000	1,096,112
Series C, 5.00%, 3/1/2030	1,075,000	1,171,228
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
Series A, 4.00%, 7/1/2036	1,500,000	1,494,148
Series A, 4.00%, 7/1/2041	1,000,000	971,943
Series A, 5.00%, 7/1/2033	1,095,000	1,099,592
Series A, 5.25%, 7/1/2057	1,000,000	1,007,207
New Jersey Housing & Mortgage Finance Agency Revenue, NJ:
Series B, 3.05%, 11/1/2029	1,810,000	1,806,384
Series M, 5.10%, 10/1/2050	2,000,000	2,021,809
Series M, 6.50%, 4/1/2056	1,505,000	1,679,328
New Jersey Institute of Technology Revenue, NJ Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2050 (a)	1,000,000	1,065,074
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2027	1,500,000	1,427,398
Series A, Zero Coupon, 12/15/2031	2,500,000	2,068,626
Series C, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2031 (a)	1,355,000	1,121,195
Series A, 4.00%, 6/15/2035	1,810,000	1,851,583
Series AA, 4.00%, 6/15/2050	1,135,000	1,023,671
Series BB, 4.00%, 6/15/2037	3,790,000	3,804,657
Series BB, 4.00%, 6/15/2039	2,000,000	1,994,689
Series A, 4.25%, 6/15/2040	2,055,000	2,077,182
Series A, 5.00%, 6/15/2029	3,000,000	3,013,263
Series A, 5.00%, 6/15/2030	1,000,000	1,004,185
Series A, 5.00%, 12/15/2030	1,290,000	1,362,457
Series A, 5.00%, 12/15/2034	2,825,000	2,958,340
Series A, 5.00%, 6/15/2037	1,000,000	1,092,999
Series AA, 5.00%, 6/15/2039	1,400,000	1,476,277
Series AA, 5.00%, 6/15/2042	1,225,000	1,320,444
Series AA, American Municipal Bond Assurance Corp., 5.00%, 6/15/2045	2,000,000	2,061,994
Series AA, 5.00%, 6/15/2046	2,000,000	2,042,351
Security Description	Principal Amount	Value
Series BB, 5.00%, 6/15/2033	$1,500,000	$1,687,672
Series BB, 5.00%, 6/15/2043	2,000,000	2,125,171
Series BB, 5.00%, 6/15/2044	1,000,000	1,025,284
Series CC, 5.00%, 6/15/2035	1,000,000	1,129,911
Series AA, 5.25%, 6/15/2043	1,150,000	1,188,068
Series AA, 5.25%, 6/15/2050	1,705,000	1,783,902
New Jersey Turnpike Authority Revenue, NJ:
Series E, 5.00%, 1/1/2031	2,925,000	3,035,009
Series A, 5.25%, 1/1/2050	3,060,000	3,244,211
Series A, 5.25%, 1/1/2055	2,335,000	2,443,270
State of New Jersey, General Obligation, NJ:
Series A, 3.00%, 6/1/2032	2,500,000	2,493,733
Series A, 4.00%, 6/1/2032	2,250,000	2,396,040
Series A, 5.00%, 6/1/2029	1,840,000	1,976,823
Tobacco Settlement Financing Corp. Revenue, NJ Series A, 5.00%, 6/1/2046	1,500,000	1,458,855
		91,448,547
NEW MEXICO — 0.3%
City of Farmington Revenue, NM:
Series B, 1.80%, 4/1/2029	1,600,000	1,501,532
Series C, VRN, 3.88%, 6/1/2040 (b)	1,000,000	1,022,533
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2037	1,955,000	1,891,110
New Mexico Mortgage Finance Authority Revenue, NM Series A, Class I, 4.60%, 9/1/2046	1,000,000	990,459
New Mexico Municipal Energy Acquisition Authority Revenue, NM VRN, 5.00%, 6/1/2054 (b)	2,250,000	2,372,024
		7,777,658
NEW YORK — 16.4%
Albany Capital Resource Corp. Revenue, NY Series A, 5.50%, 5/1/2055	1,095,000	1,150,832
Buffalo & Fort Erie Public Bridge Authority Revenue, NY 5.00%, 1/1/2042	1,885,000	1,901,102
City of New York, General Obligation, NY:
Series A-1, 3.00%, 8/1/2045	2,000,000	1,549,590
Series B-1, 3.25%, 10/1/2042	1,090,000	907,647
Series F-1, 3.38%, 4/1/2038	1,055,000	981,938
Series B-1, 4.00%, 10/1/2037	1,325,000	1,324,394
Series C, 4.00%, 8/1/2039	1,000,000	995,223
Series 1, 5.00%, 8/1/2034	1,900,000	2,108,298
Series A, 5.00%, 8/1/2031	2,500,000	2,749,396
Series A, 5.00%, 8/1/2051	1,625,000	1,650,646
Series A-1, 5.00%, 8/1/2031	6,250,000	6,774,194
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 8/1/2029	$5,000,000	$5,355,810
Series B-1, 5.00%, 8/1/2030	3,290,000	3,571,310
Series B-1, 5.00%, 8/1/2031	3,000,000	3,299,276
Series B-1, 5.00%, 10/1/2031	1,500,000	1,653,146
Series C, 5.00%, 8/1/2027	5,000,000	5,161,296
Series D, 5.00%, 4/1/2030	1,000,000	1,080,434
Series F, 5.00%, 8/1/2032	3,500,000	3,888,428
Series F-1, 5.00%, 8/1/2028	1,095,000	1,151,703
Series F-1, 5.00%, 8/1/2030 (c)	5,000,000	5,425,451
Series F-1, 5.00%, 8/1/2031 (c)	3,750,000	4,122,645
Series B-1, 5.25%, 10/1/2041	2,000,000	2,153,303
Series B-1, 5.25%, 10/1/2043	1,500,000	1,600,859
Series E1, 5.25%, 4/1/2047	1,450,000	1,511,287
County of Nassau, General Obligation, NY Series A, 4.00%, 4/1/2053	2,500,000	2,239,317
County of Suffolk, General Obligation, NY Series A, 4.00%, 10/15/2042	1,000,000	983,349
County of Westchester, General Obligation, NY:
Series A, 2.00%, 10/15/2034	3,000,000	2,548,941
Series A, 4.00%, 12/1/2038	1,250,000	1,298,174
Empire State Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	5,665,000	4,896,789
Series E, 3.00%, 3/15/2047	1,000,000	750,144
Series A, 4.00%, 3/15/2038	1,290,000	1,294,898
Series A, 4.00%, 3/15/2049	2,000,000	1,810,109
Series C, 4.00%, 3/15/2041	1,195,000	1,160,950
Series E, 4.00%, 3/15/2034	1,225,000	1,259,886
Series E, 4.00%, 3/15/2046	1,345,000	1,241,957
Series A, 5.00%, 9/15/2028	3,000,000	3,171,582
Series C, 5.00%, 3/15/2029	1,060,000	1,131,755
Hudson Yards Infrastructure Corp. Revenue, NY:
Series A, 4.00%, 2/15/2044	2,000,000	1,928,301
Series A, Assured Guaranty, Inc., 4.00%, 2/15/2047 (a)	2,000,000	1,823,617
Long Island Power Authority Revenue, NY:
Series A, 4.00%, 9/1/2037	3,285,000	3,306,955
5.00%, 9/1/2037	2,825,000	2,894,838
5.00%, 9/1/2038	1,000,000	1,037,724
Series A, 5.25%, 9/1/2054	2,100,000	2,180,593
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY:
Series B-1, 5.00%, 11/15/2036	2,000,000	2,019,463
Series B-1, 5.00%, 11/15/2051	1,415,000	1,450,521
Series A, 5.25%, 11/15/2035	250,000	252,979
Metropolitan Transportation Authority Revenue, NY:
Series C1, 3.38%, 11/15/2037	1,000,000	867,873
Security Description	Principal Amount	Value
Series A-1, Assured Guaranty, Inc., 4.00%, 11/15/2044 (a)	$2,500,000	$2,284,202
Series D2, 4.00%, 11/15/2047	1,500,000	1,343,411
Series 2025A, 5.00%, 11/15/2035	2,500,000	2,827,542
Series A, 5.00%, 11/15/2036	1,310,000	1,444,932
Series A1, 5.00%, 11/15/2051	2,000,000	1,984,852
Series B, 5.00%, 11/15/2039	1,595,000	1,719,878
Series C1, 5.00%, 11/15/2031	1,020,000	1,061,093
Series C-1, 5.00%, 11/15/2050	1,865,000	1,876,675
Series D1, 5.00%, 11/15/2045	3,000,000	3,069,630
Series 2025A, 5.25%, 11/15/2055	2,500,000	2,558,049
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2053	2,655,000	2,717,047
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	1,820,000	1,807,984
New York City Health & Hospitals Corp. Revenue, NY Series A, 5.00%, 2/15/2036	1,000,000	1,125,078
New York City Housing Development Corp. Revenue, NY:
Series C1A, 3.50%, 11/1/2033	1,890,000	1,890,000
Series K, 3.60%, 11/1/2033	2,930,000	2,931,564
Series C-2, VRN, 3.75%, 5/1/2065 (b)	3,000,000	3,038,173
Series F-1A, 4.55%, 11/1/2054	1,000,000	969,185
Series A, Housing and Urban Development, 4.60%, 8/1/2048	2,495,000	2,454,653
Series E-1, 4.85%, 11/1/2053	2,850,000	2,811,161
Series C-1, 5.13%, 11/1/2055	1,100,000	1,112,131
New York City Industrial Development Agency Revenue, NY:
Series A, Assured Guaranty, Inc., 3.00%, 3/1/2036 (a)	2,165,000	2,041,327
Series A, 3.00%, 3/1/2049	1,000,000	702,577
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2, 3.00%, 6/15/2040	2,000,000	1,713,972
Series BB-1, 4.00%, 6/15/2045	4,335,000	4,103,924
Series BB2, 4.00%, 6/15/2042	1,000,000	978,710
Series DD, 4.13%, 6/15/2046	1,000,000	956,985
Series DD, 4.13%, 6/15/2047	6,425,000	6,053,363
Series AA, 5.00%, 6/15/2051	3,000,000	3,087,063
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,314,001
Series AA-2, 5.00%, 6/15/2049	1,500,000	1,552,150
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series BB, 5.00%, 6/15/2036	$1,000,000	$1,117,965
Series BB, 5.00%, 6/15/2043	2,690,000	2,907,882
Series BB, 5.00%, 6/15/2048	2,000,000	2,079,145
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2036	1,500,000	1,723,028
Series DD, 5.00%, 6/15/2046 (c)	1,035,000	1,094,551
Series DD-1-2ND, 5.00%, 6/15/2049	2,220,000	2,255,376
Series EE-2ND, 5.00%, 6/15/2040	2,000,000	2,060,104
Series AA-1, 5.25%, 6/15/2055	2,000,000	2,094,539
Series BB, 5.25%, 6/15/2055	1,500,000	1,567,966
Series BB-1, 5.25%, 6/15/2054	3,000,000	3,117,350
Series DD, 5.50%, 6/15/2039	1,040,000	1,198,419
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S-1, State Aid Withholding, 3.50%, 7/15/2047	1,185,000	980,477
Series S-1, State Aid Withholding, 4.00%, 7/15/2040	1,000,000	986,354
Series S2A, State Aid Withholding, 4.00%, 7/15/2037	2,045,000	2,055,695
Series S-1, State Aid Withholding, 5.00%, 7/15/2042	1,115,000	1,227,475
Series S-2, State Aid Withholding, 5.00%, 7/15/2036	4,250,000	4,892,608
Series S-2, State Aid Withholding, 5.00%, 7/15/2042	2,755,000	3,032,909
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series B-1, 3.00%, 11/1/2047	1,000,000	748,040
Series B-1, 3.38%, 8/1/2045	1,000,000	833,330
Series B-1, 4.00%, 8/1/2039	2,825,000	2,807,945
Series C-1, 4.00%, 2/1/2039	1,185,000	1,184,652
Series C-1, 4.00%, 2/1/2043	1,000,000	967,873
Series C-1, 4.00%, 2/1/2047	1,105,000	1,010,861
Series C-3, 4.00%, 5/1/2044	1,010,000	961,212
Series D1, 4.00%, 11/1/2044	2,820,000	2,729,311
Series E1, 4.00%, 2/1/2042	1,220,000	1,190,036
Series F-1, 4.00%, 2/1/2051	1,295,000	1,166,986
Series 1, 5.00%, 11/1/2028	1,065,000	1,128,828
Series A, 5.00%, 5/1/2036	1,500,000	1,653,730
Series A, 5.00%, 5/1/2053	2,000,000	2,040,281
Series B, 5.00%, 5/1/2032	1,000,000	1,112,522
Series B, 5.00%, 5/1/2036	1,000,000	1,133,340
Series B, 5.00%, 5/1/2051	3,000,000	3,082,524
Security Description	Principal Amount	Value
Series B-1, 5.00%, 11/1/2027	$1,000,000	$1,038,442
Series C, 5.00%, 5/1/2028	1,000,000	1,049,142
Series C, 5.00%, 5/1/2038	2,400,000	2,618,165
Series C-1, 5.00%, 11/1/2027	2,150,000	2,232,650
Series C-2, 5.00%, 5/1/2035	1,640,000	1,700,858
Series D-1, 5.00%, 11/1/2028	4,170,000	4,419,920
Series D-1, 5.00%, 11/1/2034	2,000,000	2,192,781
Series E, 5.00%, 11/1/2047	1,720,000	1,781,851
Series E, 5.00%, 11/1/2053	1,500,000	1,535,603
Series E-1, 5.00%, 11/1/2032	1,500,000	1,676,793
Series E-1, 5.00%, 2/1/2035	2,000,000	2,032,878
Series E-1, 5.00%, 2/1/2043	1,500,000	1,514,002
Series F-1, 5.00%, 2/1/2038	2,510,000	2,779,360
Series F-1, 5.00%, 5/1/2039	3,180,000	3,230,914
Series F-1, 5.00%, 2/1/2046	1,370,000	1,423,925
Series G-1, 5.00%, 11/1/2030	1,300,000	1,425,315
Series H, 5.00%, 11/1/2037	1,750,000	1,949,555
Series I-1, 5.00%, 5/1/2046	4,055,000	4,236,646
Series A, 5.25%, 5/1/2047	1,080,000	1,146,993
Series A-1, 5.25%, 8/1/2042	1,000,000	1,071,315
Series F-1, 5.25%, 2/1/2047	2,545,000	2,665,328
Series G-1, 5.25%, 5/1/2051	1,000,000	1,041,785
Series I-1, 5.25%, 5/1/2048	4,450,000	4,689,633
Series C, 5.50%, 5/1/2040	1,250,000	1,394,467
Series C, 5.50%, 5/1/2041	1,035,000	1,150,698
Series D, 5.50%, 5/1/2052	3,000,000	3,191,512
New York Convention Center Development Corp. Revenue, NY 5.00%, 11/15/2040	1,000,000	1,000,534
New York Energy Finance Development Corp. Revenue, NY 5.00%, 7/1/2056 (b)	1,945,000	1,985,629
New York Liberty Development Corp. Revenue, NY:
Class 2, 2.63%, 9/15/2069	1,500,000	1,407,616
Series 1, 2.75%, 2/15/2044	3,000,000	2,226,279
Series A, 3.00%, 11/15/2051	1,000,000	710,848
Series A, Class 1, 3.13%, 9/15/2050	1,000,000	731,955
5.25%, 10/1/2035	2,000,000	2,272,473
New York Power Authority Revenue, NY:
Series A, Assured Guaranty, Inc., 4.00%, 11/15/2040 (a)	1,795,000	1,782,024
Series A, 4.00%, 11/15/2045	3,300,000	3,104,757
Series A, Assured Guaranty, Inc., 5.00%, 11/15/2048 (a)	1,000,000	1,045,202
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 3/15/2041	710,000	605,706
Series A, 3.25%, 2/15/2040	5,000	5,028
Series E, 3.25%, 3/15/2035	1,825,000	1,765,936
Series A, 3.50%, 3/15/2052	1,005,000	793,349
Series 1, 4.00%, 7/1/2047	1,000,000	911,057
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 1-A, 4.00%, 7/1/2051	$1,000,000	$887,838
Series A, 4.00%, 3/15/2038	1,500,000	1,506,277
Series A, 4.00%, 3/15/2041	1,515,000	1,481,673
Series A, 4.00%, 7/1/2041	2,350,000	2,318,595
Series A, 4.00%, 7/1/2053	1,365,000	1,160,049
5.00%, 10/1/2045	1,500,000	1,678,785
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2028 (a)	3,325,000	3,527,587
Series A, 5.00%, 3/15/2029	1,655,000	1,771,420
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2029 (a)	1,000,000	1,083,917
Series A, 5.00%, 3/15/2031	1,680,000	1,851,683
Series A, 5.00%, 7/1/2031	1,255,000	1,269,551
Series A, 5.00%, 7/1/2032	125,000	125,699
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2032 (a)	1,500,000	1,701,120
Series A, 5.00%, 3/15/2033	2,000,000	2,248,290
Series A, 5.00%, 3/15/2034	2,500,000	2,830,899
Series A, 5.00%, 5/1/2034	1,155,000	1,293,170
Series A, 5.00%, 8/1/2034	2,000,000	2,039,435
Series A, 5.00%, 3/15/2035	1,000,000	1,114,943
Series A, 5.00%, 3/15/2036	1,000,000	1,104,456
Series A, 5.00%, 3/15/2038	2,000,000	2,226,149
Series A, 5.00%, 7/1/2038	2,350,000	2,476,434
Series A, 5.00%, 2/15/2039	1,115,000	1,130,013
Series A, 5.00%, 3/15/2039	1,000,000	1,082,545
Series A, 5.00%, 3/15/2040	2,500,000	2,756,546
Series A, 5.00%, 7/1/2040	1,045,000	1,045,681
Series A, 5.00%, 2/15/2042	2,000,000	2,008,294
Series A, 5.00%, 3/15/2042	1,610,000	1,745,804
Series A, 5.00%, 3/15/2043	2,000,000	2,049,723
Series A, 5.00%, 3/15/2044	1,000,000	1,061,979
Series A, 5.00%, 3/15/2046	2,020,000	2,093,343
Series A, 5.00%, 10/1/2047	1,000,000	1,092,036
Series A, 5.00%, 3/15/2048	1,000,000	1,038,595
Series A, 5.00%, 5/1/2052	2,000,000	2,005,902
Series A, 5.00%, 7/1/2053	1,685,000	1,718,067
Series A, 5.00%, 3/15/2054	2,265,000	2,318,868
Series A-1, 5.00%, 3/15/2029	335,000	358,367
Series B, 5.00%, 3/15/2044	3,250,000	3,480,035
Series B, 5.00%, 3/15/2046	2,000,000	2,105,237
Series D, 5.00%, 2/15/2030	1,000,000	1,085,570
Series D, 5.00%, 2/15/2041	2,615,000	2,751,688
Series E, 5.00%, 3/15/2031	1,730,000	1,906,793
Series E, 5.00%, 3/15/2032	1,285,000	1,432,828
Series E, 5.00%, 3/15/2041	1,525,000	1,581,893
Series E, 5.00%, 3/15/2048	1,995,000	2,032,255
5.25%, 7/1/2050	1,120,000	1,109,713
Series A, 5.25%, 7/1/2051	2,500,000	2,607,599
Series A, 5.25%, 3/15/2052	1,175,000	1,224,015
Series A, 5.25%, 7/1/2055	1,000,000	1,041,664
Series C, 5.25%, 3/15/2050	1,615,000	1,703,948
Series A, 5.50%, 7/1/2054	1,000,000	1,068,935
Security Description	Principal Amount	Value
Series A, 5.50%, 5/1/2056	$1,000,000	$1,023,438
Series C, 5.50%, 3/15/2053	2,420,000	2,586,920
New York State Energy Research & Development Authority Revenue, NY:
Series B, 3.80%, 8/1/2032	1,560,000	1,581,938
Series C, 4.00%, 4/1/2034	1,000,000	1,016,083
New York State Environmental Facilities Corp. Revenue, NY:
Series B, 4.00%, 10/15/2045	1,500,000	1,451,543
Series A, 5.00%, 6/15/2042	1,000,000	1,017,492
New York State Housing Finance Agency Revenue, NY:
Series E-2, 3.10%, 5/1/2062 (b)	380,000	380,005
Series D-2, VRN, 3.20%, 5/1/2065 (b)	1,750,000	1,746,492
Series B-2, VRN, 3.30%, 12/15/2054 (b)	1,415,000	1,416,667
Series B-2, VRN, 3.35%, 12/15/2054 (b)	3,055,000	3,066,705
Series A, 3.57%, 5/1/2042 (b)	2,000,000	2,003,650
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (b)	2,400,000	2,412,410
Series C-1, Housing and Urban Development, 4.65%, 11/1/2054	2,000,000	1,939,048
New York State Thruway Authority Revenue, NY:
Series A1, 3.00%, 3/15/2048	1,000,000	748,266
Series A1, 3.00%, 3/15/2049	1,000,000	741,638
Series A1, 4.00%, 3/15/2054	2,000,000	1,743,437
Series B, 4.00%, 1/1/2045	5,000,000	4,661,426
Series B, Assured Guaranty, Inc., 4.00%, 1/1/2053 (a)	1,500,000	1,300,375
Series N, 4.00%, 1/1/2047	1,575,000	1,465,282
Series A, 5.00%, 3/15/2029	2,850,000	3,050,567
Series A, 5.00%, 1/1/2051	1,000,000	1,023,699
Series A1, 5.00%, 3/15/2030	5,000	5,449
Series C, 5.00%, 3/15/2053	1,200,000	1,217,733
New York Transportation Development Corp. Revenue, NY Series C, 4.00%, 12/1/2041	2,480,000	2,335,037
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2045	1,000,000	1,033,637
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2028	2,000,000	2,080,559
5.00%, 10/15/2047	1,795,000	1,810,526
Series 240, 5.00%, 7/15/2041	1,000,000	1,090,748
Series 241, 5.00%, 7/15/2040	1,140,000	1,247,368
Series 243, 5.00%, 12/1/2033	2,000,000	2,292,298
Series 244, 5.00%, 7/15/2038	1,310,000	1,462,897
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
State of New York Mortgage Agency Homeowner Mortgage Revenue, NY:
Series 223, 2.65%, 10/1/2034	$1,000,000	$895,614
Series 203, 3.10%, 10/1/2032	1,500,000	1,482,183
Series 264, 4.60%, 10/1/2054	2,000,000	1,926,887
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2032	1,500,000	1,703,038
Series A, 5.00%, 3/15/2034	2,000,000	2,273,440
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,241,948
Series A, 4.00%, 11/15/2042	1,060,000	1,035,142
Series A-1, 4.00%, 5/15/2046	1,000,000	928,163
Series A, 5.00%, 11/15/2027	1,500,000	1,559,745
Series A, 5.00%, 3/1/2028	3,000,000	3,137,990
Series A, 5.00%, 11/15/2031	1,675,000	1,869,838
Series A, 5.00%, 11/15/2046	3,000,000	3,001,754
Series A, 5.00%, 11/15/2049	2,810,000	2,876,832
Series A, 5.00%, 12/1/2050	1,050,000	1,077,851
Series A-1, 5.00%, 11/15/2049	5,000,000	5,187,948
Series A-2, 5.00%, 11/15/2038	1,000,000	1,100,645
Series B, 5.00%, 11/15/2028	5,865,000	6,207,513
Series B, 5.00%, 11/15/2033	2,600,000	2,658,557
Series B, 5.00%, 11/15/2035	1,500,000	1,530,746
Series B, 5.00%, 11/15/2037	1,500,000	1,527,729
Series B-2, 5.00%, 3/15/2029	1,000,000	1,071,260
Series C, 5.00%, 11/15/2030	1,000,000	1,101,562
Series C, 5.00%, 11/15/2038	1,500,000	1,657,834
Series A, 5.25%, 11/15/2050	2,000,000	2,103,674
Series A, 5.25%, 12/1/2054	1,200,000	1,249,053
Series A, 5.25%, 11/15/2055	1,000,000	1,042,231
Series A-1, 5.25%, 11/15/2051	1,000,000	1,047,154
Series A, 5.50%, 12/1/2059	1,000,000	1,058,064
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2045	1,270,000	1,329,005
Series A-1, 5.25%, 5/15/2059	2,000,000	2,071,913
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	402,629
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	1,045,000	1,157,555
Series 1, 5.00%, 12/15/2033	2,000,000	2,229,736
Series 1, 5.00%, 12/15/2040	1,570,000	1,741,603
		498,608,548
NORTH CAROLINA — 1.3%
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 4.00%, 1/15/2035	1,285,000	1,285,571
Security Description	Principal Amount	Value
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2048	$1,000,000	$1,033,507
City of Charlotte Storm Water Revenue, NC 4.00%, 12/1/2049	1,000,000	949,656
City of Charlotte Water & Sewer System Revenue, NC:
3.00%, 7/1/2039	2,400,000	2,125,849
5.00%, 7/1/2039	1,500,000	1,668,048
City of Raleigh Combined Enterprise System Revenue, NC 5.00%, 9/1/2031	1,555,000	1,734,187
City of Raleigh Revenue, NC 5.00%, 10/1/2033	1,000,000	1,135,037
County of Cabarrus Revenue, NC Series B, 5.00%, 8/1/2031	1,000,000	1,109,132
County of Guilford, General Obligation, NC 5.00%, 3/1/2035	1,000,000	1,155,022
County of Mecklenburg Revenue, NC 5.00%, 2/1/2038	1,000,000	1,119,116
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2030	1,000,000	1,098,513
Series B, 5.00%, 2/1/2030	1,515,000	1,648,192
County of Wake Revenue, NC Series A, 5.00%, 5/1/2037	1,000,000	1,127,855
County of Wake, General Obligation, NC Series A, 5.00%, 2/1/2030	1,500,000	1,631,874
Nash Health Care Systems Revenue, NC 5.00%, 2/1/2032	1,000,000	1,087,967
North Carolina Housing Finance Agency Revenue, NC:
Series 38-B, 3.85%, 7/1/2037	1,105,000	1,086,056
Series 59-A, 6.25%, 1/1/2057	1,000,000	1,130,917
Series 60, 6.25%, 7/1/2057 (c)	1,535,000	1,745,557
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 11/1/2052	1,425,000	1,250,237
Series B, VRN, 5.00%, 6/1/2055 (b)	2,500,000	2,677,955
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,000,000	979,563
Series A, Assured Guaranty, Inc., 5.00%, 1/1/2058 (a)	1,500,000	1,499,258
State of North Carolina Revenue, NC:
5.00%, 3/1/2028	2,000,000	2,092,377
Series A, 5.00%, 5/1/2028	1,255,000	1,318,763
Series A, 5.00%, 5/1/2029	1,000,000	1,071,506
Series A, 5.00%, 5/1/2039	1,000,000	1,112,091
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
State of North Carolina, General Obligation, NC Series A, 5.00%, 6/1/2028	$2,000,000	$2,106,238
Water & Sewer Authority of Cabarrus County Revenue, NC 4.00%, 6/1/2049	650,000	612,960
		38,593,004
NORTH DAKOTA — 0.1%
City of Grand Forks Revenue, ND Series A, Assured Guaranty, Inc., 5.00%, 12/1/2053 (a)	1,895,000	1,895,804
North Dakota Housing Finance Agency Revenue, ND Series C, 5.75%, 7/1/2056	1,075,000	1,173,343
		3,069,147
OHIO — 2.3%
American Municipal Power, Inc. Revenue, OH Series C, 4.00%, 2/15/2039	1,400,000	1,392,498
Avon Lake City School District, General Obligation, OH 5.00%, 12/1/2052	1,275,000	1,302,047
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series A-2, Class 1, 3.00%, 6/1/2048	1,000,000	698,924
Series A-2, Class 1, 4.00%, 6/1/2037	1,750,000	1,754,036
City of Cincinnati, General Obligation, OH Series A, 3.00%, 12/1/2027	1,500,000	1,500,227
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2028	2,500,000	2,614,706
Series A, 5.00%, 8/15/2028	2,500,000	2,643,094
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 8/1/2047	3,900,000	3,395,132
County of Butler Revenue, OH 5.00%, 11/15/2045	1,140,000	1,101,781
County of Cuyahoga Revenue, OH 5.50%, 2/15/2057	1,000,000	968,034
County of Fayette Revenue, OH Assured Guaranty, Inc., 5.25%, 12/1/2054 (a)	1,000,000	1,034,026
County of Franklin Revenue, OH Series A, 5.00%, 11/1/2034	1,000,000	1,131,891
County of Hamilton Revenue, OH:
5.00%, 1/1/2046	1,990,000	1,964,953
5.50%, 1/1/2050	1,100,000	1,116,987
JobsOhio Beverage System Revenue, OH Series A, 5.00%, 1/1/2050	2,335,000	2,414,942
Security Description	Principal Amount	Value
Jonathan Alder Local School District, General Obligation, OH 5.00%, 12/1/2055	$2,000,000	$2,052,153
Lancaster Port Authority Revenue, OH Series A, VRN, 5.00%, 2/1/2055 (b)	500,000	526,207
Northeast Ohio Regional Sewer District Revenue, OH 3.00%, 11/15/2035	1,625,000	1,529,144
Ohio Higher Educational Facility Commission Revenue, OH Series A, 5.00%, 10/1/2048	1,670,000	1,715,036
Ohio Housing Finance Agency Revenue, OH:
Series B, 4.70%, 9/1/2054	980,000	954,210
Series B, 6.50%, 3/1/2056	1,880,000	2,140,066
Ohio State University Revenue, OH:
Series A, 5.00%, 6/1/2035	1,000,000	1,147,065
Series B, 5.00%, 12/1/2033	1,750,000	1,964,992
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	1,000,000	1,036,339
Ohio Water Development Authority Revenue, OH:
Series A, 5.00%, 12/1/2037	1,750,000	1,885,069
Series A, 5.00%, 12/1/2040	1,000,000	1,079,352
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,415,000	2,351,860
Series D, 5.00%, 12/1/2032	1,510,000	1,705,453
Series D, 5.00%, 12/1/2038	1,420,000	1,583,324
Olentangy Local School District, General Obligation, OH 5.00%, 12/1/2039	600,000	668,827
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2053	1,250,000	1,252,881
State of Ohio Revenue, OH:
5.00%, 1/1/2035	3,000,000	3,361,235
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,089,705
Series A, 5.00%, 4/1/2033	1,000,000	1,128,431
State of Ohio, General Obligation, OH:
Series B, 5.00%, 11/1/2034	5,000,000	5,736,161
Series D, 5.00%, 11/1/2032	1,500,000	1,691,780
Series D, 5.00%, 11/1/2035	3,000,000	3,416,674
Toledo Lucas County Public Library, General Obligation, OH Series A, 5.00%, 12/1/2047	1,000,000	1,038,648
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
University of Akron Revenue, OH Series A, 5.00%, 1/1/2035	$1,000,000	$1,003,674
University of Cincinnati Revenue, OH Series A, 5.25%, 6/1/2049	2,000,000	2,080,461
		69,172,025
OKLAHOMA — 0.6%
Creek County Educational Facilities Authority Revenue, OK Build America Mutual Assurance Corp., 4.00%, 9/1/2044 (a)	1,000,000	953,305
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2030	1,000,000	1,091,275
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	5,023,666
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2031	1,000,000	1,094,963
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2035	3,000,000	3,408,658
Series A, 5.00%, 1/1/2043	1,000,000	1,076,711
Series A, 5.50%, 1/1/2054	1,000,000	1,064,289
Oklahoma Water Resources Board Revenue, OK Series B, 5.25%, 10/1/2044	1,170,000	1,249,808
Tulsa County Industrial Authority Revenue, OK 5.00%, 9/1/2032	1,000,000	1,104,346
University of Oklahoma Revenue, OK Series A, Build America Mutual Assurance Corp., 5.00%, 7/1/2033 (a)	1,000,000	1,122,125
		17,189,146
OREGON — 1.0%
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 10/1/2039	1,500,000	1,664,664
Series A, 5.00%, 12/1/2040	1,000,000	1,085,424
Clackamas & Washington Counties School District No. 3, General Obligation, OR Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,000,000	548,826
Clackamas Community College District, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2044	1,500,000	1,614,534
Security Description	Principal Amount	Value
Clackamas County School District No. 12 North Clackamas, General Obligation, OR Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	$1,000,000	$504,617
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2045	1,000,000	1,022,847
Oregon City School District No. 62, General Obligation, OR Series B, School Bond Guaranty, 5.00%, 6/15/2049	3,000,000	3,075,442
Oregon Health & Science University Revenue, OR Series A, 4.00%, 7/1/2041	1,070,000	1,039,160
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2030	1,000,000	1,090,312
Series A, 5.00%, 4/1/2037	1,140,000	1,287,267
Portland Community College District, General Obligation, OR 5.00%, 6/15/2032	500,000	502,485
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,995,000	1,133,768
Series A, School Bond Guaranty, Zero Coupon, 6/15/2040	2,850,000	1,521,810
State of Oregon Department of Transportation Revenue, OR:
5.00%, 5/15/2036	1,000,000	1,114,477
Series A, 5.00%, 11/15/2034	2,000,000	2,295,497
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2035	1,500,000	1,721,330
Series A, 5.00%, 5/1/2037	1,000,000	1,128,690
Series A, 5.00%, 5/1/2038	2,000,000	2,241,884
Series A, 5.00%, 5/1/2039	1,000,000	1,090,437
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,955,000	1,102,419
Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	2,500,000	1,255,528
Series A, School Bond Guaranty, Zero Coupon, 6/15/2042	2,000,000	949,619
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series B, School Bond Guaranty, Zero Coupon, 6/15/2032	$1,000,000	$786,068
Series B, School Bond Guaranty, Zero Coupon, 6/15/2033	1,000,000	750,667
		30,527,772
PENNSYLVANIA — 3.5%
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 7/15/2032	1,000,000	1,057,833
Allegheny County Sanitary Authority Revenue, PA 4.25%, 12/1/2044	1,000,000	983,564
Beaver County Industrial Development Authority Revenue, PA Series B, 3.75%, 10/1/2047	1,000,000	824,492
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 10/1/2042	1,500,000	1,524,342
Series A, 5.00%, 10/1/2047	1,000,000	1,008,244
Series B, 5.00%, 11/1/2049	1,050,000	1,069,919
Series C, 5.00%, 6/1/2041	1,315,000	1,400,322
Series B, Assured Guaranty, Inc., 5.50%, 9/1/2053 (a)	1,000,000	1,058,568
City of Philadelphia, General Obligation, PA Series B, 5.00%, 2/1/2036	2,170,000	2,280,379
Commonwealth Financing Authority Revenue, PA 5.00%, 6/1/2035	1,050,000	1,083,124
Commonwealth of Pennsylvania, General Obligation, PA:
Series 1ST, 4.00%, 8/15/2040	2,000,000	2,014,376
Series FIRST, 4.25%, 4/1/2046	1,500,000	1,455,064
5.00%, 10/1/2027	1,000,000	1,036,808
5.00%, 10/1/2036	2,010,000	2,205,775
5.00%, 10/1/2040	1,105,000	1,192,456
Series 1ST, 5.00%, 8/15/2036	1,460,000	1,633,758
Series BID, 5.00%, 8/15/2032	1,000,000	1,117,995
Series FIRST, 5.00%, 9/1/2028	2,000,000	2,114,107
Series FIRST, 5.00%, 4/1/2043	1,750,000	1,909,121
County of Allegheny, General Obligation, PA Series C-80, 5.00%, 12/1/2054	1,000,000	1,013,158
County of Lehigh Revenue, PA Series A, 4.00%, 7/1/2035	2,000,000	1,996,335
County of Montgomery, General Obligation, PA Series A, 5.00%, 10/1/2035	2,500,000	2,724,753
Security Description	Principal Amount	Value
Dauphin County General Authority Revenue, PA:
Series A, 4.00%, 6/1/2031	$2,190,000	$2,191,644
Series A, 5.00%, 6/1/2035	1,000,000	1,002,386
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	3,930,000	3,986,718
Geisinger Authority Revenue, PA:
Series A, 5.00%, 4/1/2050	1,000,000	1,002,934
Series A-1, 5.00%, 2/15/2045	1,510,000	1,518,855
General Authority of Southcentral Pennsylvania Revenue, PA:
Series A, 4.00%, 6/1/2044	1,000,000	950,411
Series A, 5.00%, 6/1/2049	1,250,000	1,254,955
Lackawanna County Industrial Development Authority Revenue, PA 4.00%, 11/1/2040	1,000,000	927,795
Lancaster County Hospital Authority Revenue, PA 5.00%, 8/15/2042	1,800,000	1,805,684
Montgomery County Industrial Development Authority Revenue, PA:
Series A, 4.10%, 4/1/2053 (b)	1,000,000	1,020,988
Series B, 4.10%, 6/1/2029	1,000,000	1,029,291
Northampton County General Purpose Authority Revenue, PA Series A-1, 5.25%, 8/15/2053	1,000,000	1,012,222
Pennsylvania Economic Development Financing Authority Revenue, PA:
4.00%, 7/1/2033	1,750,000	1,760,120
Series A, 5.00%, 12/15/2046 (c)	2,000,000	2,043,699
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2042	1,000,000	961,141
Series A, 5.00%, 8/15/2030	1,030,000	1,058,355
Series A, 5.00%, 2/15/2035	2,025,000	2,311,016
Series B-1, Assured Guaranty, Inc., 5.00%, 11/1/2051 (a)	2,245,000	2,266,093
Series 2025, 5.50%, 8/15/2055	1,000,000	1,061,502
Pennsylvania Housing Finance Agency Revenue, PA:
Series 127B, 3.55%, 10/1/2033	1,000,000	989,110
Series 122, AMT, 3.65%, 10/1/2032	1,070,000	1,066,043
Series 147, 4.70%, 10/1/2049	1,925,000	1,894,796
Series 149A, 5.20%, 4/1/2053	1,250,000	1,259,861
Series 150A, 5.25%, 10/1/2052	2,000,000	2,029,142
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 149A, 6.50%, 10/1/2055	$2,500,000	$2,841,896
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2042	1,000,000	1,016,008
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2046	1,505,000	1,562,050
Series B, 5.00%, 12/1/2053	1,625,000	1,664,533
Pennsylvania Turnpike Commission Registration Fee Revenue, PA 5.00%, 7/15/2035	1,000,000	1,136,190
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2034	2,355,000	2,364,336
Series A-1, 4.00%, 12/1/2041	1,000,000	1,000,006
Series 2ND, 5.00%, 12/1/2031	2,075,000	2,147,025
Series A, 5.00%, 12/1/2030	1,505,000	1,525,068
Series A, 5.00%, 12/1/2041	1,000,000	1,084,406
Series A, 5.00%, 12/1/2051	1,000,000	1,036,025
Series A-1, 5.00%, 12/1/2042	1,000,000	1,019,445
Series B1, 5.00%, 6/1/2042	1,000,000	1,014,042
Series C, 5.00%, 12/1/2047	1,550,000	1,623,375
Series FIRST, 5.00%, 12/1/2043	1,800,000	1,926,633
Philadelphia Authority for Industrial Development Revenue, PA:
4.00%, 7/1/2036	2,780,000	2,763,378
Series A, 5.00%, 9/1/2037	1,525,000	1,537,620
Philadelphia Gas Works Co. Revenue, PA:
Series 14TH, 5.00%, 10/1/2030	1,550,000	1,567,856
Series 15TH, 5.00%, 8/1/2036	1,000,000	1,018,641
Series 15TH, 5.00%, 8/1/2042	1,000,000	1,013,585
Pittsburgh Water & Sewer Authority Revenue, PA Series A, 5.00%, 9/1/2052	1,500,000	1,537,849
School District of Philadelphia, General Obligation, PA Series A, State Aid Withholding, 5.50%, 9/1/2048	2,460,000	2,591,422
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	1,500,000	1,705,876
Westmoreland County Municipal Authority Revenue, PA Series A, Build America Mutual Assurance Corp., 5.00%, 8/15/2039 (a)	1,000,000	1,093,822
		106,900,341
Security Description	Principal Amount	Value
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.00%, 9/1/2036	$1,130,000	$1,250,737
Rhode Island Housing & Mortgage Finance Corp. Revenue, RI Series 86-A, 5.15%, 10/1/2045	2,000,000	2,049,198
State of Rhode Island, General Obligation, RI:
Series A, 5.00%, 12/1/2034	1,000,000	1,128,633
Series A, 5.00%, 12/1/2035	1,000,000	1,117,816
		5,546,384
SOUTH CAROLINA — 1.1%
Lexington County School District No. 1, General Obligation, SC Series A, 3.50%, 2/1/2030	1,500,000	1,502,823
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	110,164
Medical University Hospital Authority Revenue, SC 5.25%, 11/15/2054	1,365,000	1,387,295
Patriots Energy Group Financing Agency Revenue, SC:
Series A1, VRN, 5.25%, 10/1/2054 (b)	2,000,000	2,150,486
Series B-1, VRN, 5.25%, 2/1/2054 (b)	2,000,000	2,135,007
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2036	10,000	10,956
South Carolina Jobs-Economic Development Authority Revenue, SC:
4.00%, 11/1/2035	1,000,000	983,387
Series A, 4.25%, 11/1/2047	2,000,000	1,870,645
Series A, 5.00%, 12/1/2046	2,000,000	2,029,517
Series A, 5.00%, 5/1/2048	2,000,000	2,008,396
Series C, 5.00%, 11/15/2047	2,700,000	2,703,590
Series A, 5.50%, 11/1/2054	2,000,000	2,082,451
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2043	5,010,000	4,764,231
Series B, 5.00%, 12/1/2041	1,000,000	1,006,503
Series B, 5.00%, 12/1/2056	1,000,000	978,181
Series E, Assured Guaranty, Inc., 5.25%, 12/1/2037 (a)	3,000,000	3,307,626
South Carolina State Housing Finance & Development Authority Revenue, SC Series C, 4.95%, 7/1/2055	2,500,000	2,476,213
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Spartanburg Regional Health Services District Revenue, SC 5.00%, 4/15/2034	$1,310,000	$1,424,331
		32,931,802
SOUTH DAKOTA — 0.2%
South Dakota Health & Educational Facilities Authority Revenue, SD:
4.00%, 9/1/2035	3,000,000	2,963,431
Series A, 4.00%, 7/1/2044	1,000,000	929,966
Series C, VRN, 5.00%, 11/1/2051 (b)	1,000,000	1,087,383
South Dakota Housing Development Authority Revenue, SD Series E, 6.25%, 5/1/2056	1,530,000	1,728,857
		6,709,637
TENNESSEE — 1.2%
Chattanooga Health Educational & Housing Facility Board Revenue, TN 5.25%, 12/1/2054	2,500,000	2,551,244
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN 5.00%, 12/1/2050	1,000,000	1,030,932
City of Memphis, General Obligation, TN 5.00%, 5/1/2039	1,045,000	1,155,124
Knox County Health Educational & Housing Facility Board Revenue, TN:
Series A, 5.00%, 1/1/2042	1,000,000	1,006,712
Series B-1, Build America Mutual Assurance Corp., 5.13%, 7/1/2054 (a)	1,400,000	1,414,899
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 7/1/2046	2,000,000	2,001,254
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, TN Series A, Assured Guaranty, Inc., 5.25%, 7/1/2053 (a)	1,560,000	1,611,638
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Series A, 3.00%, 7/1/2040	1,000,000	854,662
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series C, 4.00%, 1/1/2045	3,000,000	2,904,394
Metropolitan Nashville Airport Authority Revenue, TN:
Series A, 5.00%, 7/1/2054	1,000,000	1,007,949
Security Description	Principal Amount	Value
Series A, 5.25%, 7/1/2047	$1,500,000	$1,563,044
Rutherford County Health & Educational Facilities Board Revenue, TN Series B-1, VRN, 5.00%, 11/15/2048 (b)	715,000	772,348
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty, Inc., 5.00%, 6/1/2029 (a)	1,000,000	1,059,699
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	4,000,000	4,039,239
Series A, VRN, 5.00%, 10/1/2054 (b)	1,000,000	1,048,299
Series A, VRN, 5.50%, 10/1/2053 (b)	1,000,000	1,063,019
Tennessee Energy Acquisition Corp. Revenue, TN:
Series A, 5.00%, 11/1/2034	1,000,000	1,067,067
Series A, 5.00%, 12/1/2035	1,550,000	1,641,192
Series A, 5.00%, 5/1/2052 (b)	1,680,000	1,776,218
Series A-1, VRN, 5.00%, 5/1/2053 (b)	1,250,000	1,289,325
Tennessee Housing Development Agency Revenue, TN:
Series 2-A, 5.15%, 7/1/2050	2,000,000	2,023,322
Series 2-A, 6.00%, 1/1/2056	1,250,000	1,394,666
Tennessee State School Bond Authority Revenue, TN Series A, 5.00%, 11/1/2035	1,045,000	1,185,347
		35,461,593
TEXAS — 11.2%
Aldine Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/15/2034 (a)	1,350,000	1,357,820
Arlington Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	1,975,000	2,203,715
Austin Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 1.88%, 8/1/2038 (a)	1,000,000	765,772
Permanent School Fund Guaranteed, 2.00%, 8/1/2038 (a)	1,500,000	1,161,979
Permanent School Fund Guaranteed, 5.00%, 8/1/2033 (a)	1,880,000	2,125,444
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Permanent School Fund Guaranteed, 5.00%, 8/1/2039 (a)	$1,000,000	$1,103,817
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2032	2,000,000	2,205,194
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2029	2,125,000	2,289,802
Series A, 5.00%, 8/15/2030	1,000,000	1,093,829
Series A, 5.00%, 8/15/2031	3,000,000	3,326,053
Series A, 5.00%, 8/15/2032	1,000,000	1,121,821
Series E, 5.00%, 8/15/2027	100,000	103,331
Carrollton-Farmers Branch Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.75%, 2/15/2050 (a)	2,000,000	2,003,939
Celina Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/15/2049 (a)	1,000,000	905,306
Central Texas Regional Mobility Authority Revenue, TX:
Series E, 4.00%, 1/1/2050	1,525,000	1,326,053
Series B, 5.00%, 1/1/2035	1,035,000	1,162,161
Central Texas Turnpike System Revenue, TX:
Series A, American Municipal Bond Assurance Corp., Zero Coupon, 8/15/2029 (a)	2,995,000	2,696,936
Series C, 5.00%, 8/15/2035	1,000,000	1,108,845
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2032	1,000,000	1,118,549
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,548,138
5.00%, 11/15/2029	1,400,000	1,510,892
5.00%, 11/15/2049 (c)	1,000,000	1,041,317
5.00%, 11/15/2053	1,000,000	1,028,780
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,654,673
5.00%, 9/1/2033	1,000,000	1,129,167
City of Corpus Christi Utility System Revenue, TX Assured Guaranty, Inc., 5.00%, 7/15/2055 (a)	2,000,000	2,025,255
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2034	1,750,000	1,751,219
Security Description	Principal Amount	Value
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	$1,000,000	$748,193
4.00%, 10/1/2049	1,370,000	1,240,819
City of Dallas, General Obligation, TX:
5.00%, 2/15/2029	1,000,000	1,065,069
Series B, 5.00%, 2/15/2028	1,590,000	1,661,495
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	1,500,000	1,469,883
City of El Paso, General Obligation, TX 4.00%, 8/15/2041	1,175,000	1,148,969
City of Houston Airport System Revenue, TX Series B, 5.50%, 7/1/2055	2,000,000	2,109,386
City of Houston Combined Utility System Revenue, TX:
Series C, 3.00%, 11/15/2047	1,770,000	1,295,642
Series C, 4.00%, 11/15/2043	1,005,000	953,939
Series A, 5.00%, 11/15/2032	1,270,000	1,421,366
Series A, 5.00%, 11/15/2034	1,000,000	1,128,982
City of Houston Hotel Occupancy Tax & Special Revenue, TX:
Series C, Assured Guaranty, Inc., 5.50%, 9/1/2058 (a)	2,600,000	2,758,991
Series C, 5.50%, 9/1/2058	2,165,000	2,279,196
City of Houston, General Obligation, TX:
5.00%, 3/1/2031	1,500,000	1,642,718
Series A, 5.25%, 3/1/2049	1,000,000	1,050,109
City of New Braunfels Utility System Revenue, TX 4.75%, 7/1/2056	1,970,000	1,936,690
City of Pearland, General Obligation, TX Series C, Build America Mutual Assurance Corp., 5.00%, 9/1/2048 (a)	1,150,000	1,178,947
City of San Antonio Electric & Gas Systems Revenue, TX:
Series A, VRN, 3.00%, 2/1/2055 (b)	1,085,000	1,075,413
Series C, 5.00%, 2/1/2032	2,500,000	2,772,178
Series C, 5.00%, 2/1/2033	2,000,000	2,240,221
Series C, 5.00%, 2/1/2034	2,000,000	2,256,433
Series B, 5.25%, 2/1/2044	1,605,000	1,730,026
City of San Antonio, General Obligation, TX 4.00%, 8/1/2036	1,000,000	1,020,502
Clear Creek Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	1,500,000	1,677,013
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Clifton Higher Education Finance Corp. Revenue, TX:
Permanent School Fund Guaranteed, 4.00%, 8/15/2042 (a)	$2,000,000	$1,892,869
Permanent School Fund Guaranteed, 5.00%, 8/15/2033 (a)	1,465,000	1,616,204
Collin County Community College District, General Obligation, TX Series A, 4.00%, 8/15/2037	1,905,000	1,922,584
Comal Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 3.00%, 2/15/2039 (a)	2,000,000	1,819,499
Community Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2048 (a)	1,275,000	1,307,617
Conroe Independent School District, General Obligation, TX:
Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2041 (a)	220,000	190,387
Permanent School Fund Guaranteed, 4.00%, 2/15/2049 (a)	1,110,000	1,012,171
Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (a)	1,000,000	1,114,415
Corpus Christi Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2033 (a)	1,750,000	1,965,580
Corsicana Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2049 (a)	2,750,000	2,853,555
County of Ector, General Obligation, TX 5.00%, 2/15/2033	1,000,000	1,104,223
County of Fort Bend Toll Road Revenue, TX Assured Guaranty, Inc., 4.25%, 3/1/2049 (a)	1,000,000	942,067
County of Harris Toll Road Revenue, TX:
Series A, 3.00%, 8/15/2037	1,200,000	1,071,132
Series A, 4.00%, 8/15/2049	1,130,000	1,004,535
Series A, 5.00%, 8/15/2036	1,000,000	1,129,653
Security Description	Principal Amount	Value
County of Harris, General Obligation, TX 4.00%, 9/15/2049	$2,120,000	$1,925,292
County of Midland, General Obligation, TX 4.00%, 2/15/2040	2,125,000	2,130,333
County of Travis, General Obligation, TX 5.00%, 3/1/2036	1,500,000	1,669,231
Crowley Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/1/2032 (a)	2,450,000	2,730,379
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,171,139
Permanent School Fund Guaranteed, 5.00%, 2/15/2034 (a)	1,000,000	1,115,978
Permanent School Fund Guaranteed, 5.00%, 2/15/2035 (a)	1,000,000	1,137,925
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	2,000,000	2,206,689
Dallas Area Rapid Transit Revenue, TX Series B, 4.00%, 12/1/2051	1,000,000	885,764
Dallas College, General Obligation, TX 5.00%, 2/15/2029	1,235,000	1,315,712
Dallas Fort Worth International Airport Revenue, TX:
Series 2024, 5.00%, 11/1/2044	1,500,000	1,594,287
Series 2024, 5.25%, 11/1/2048	1,000,000	1,057,030
Series B, 5.25%, 11/1/2050	1,500,000	1,574,929
Dallas Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2054 (a)	1,000,000	878,245
Permanent School Fund Guaranteed, 5.00%, 2/15/2038 (a)	1,250,000	1,370,143
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2038 (a)	3,480,000	3,875,548
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Del Valle Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 6/15/2036 (a)	$1,000,000	$1,075,898
Denton Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2034 (a)	1,500,000	1,686,484
Series C, Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (a)	1,000,000	1,095,559
Dripping Springs Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (a)	2,000,000	2,223,119
Eagle Mountain & Saginaw Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2055 (a)	1,000,000	1,024,103
El Paso Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2036 (a)	1,000,000	1,105,373
Forney Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 5.00%, 8/15/2035 (a)	2,750,000	2,981,557
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 4.00%, 8/1/2054 (a) (b)	3,335,000	3,386,006
Fort Worth Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,070,000	1,139,982
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,000,000	1,065,404
Frisco Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2038 (a)	1,360,000	1,493,546
Security Description	Principal Amount	Value
Galena Park Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 3.00%, 8/15/2049 (a)	$1,000,000	$759,383
Garland Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2039 (a)	1,000,000	1,083,378
Grand Parkway Transportation Corp. Revenue, TX:
5.00%, 10/1/2052 (b)	2,000,000	2,067,307
Series A, 5.00%, 10/1/2034	1,500,000	1,553,297
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 12/1/2045	1,250,000	1,152,151
5.00%, 10/1/2028	1,105,000	1,106,367
5.00%, 11/15/2033	1,835,000	1,884,365
Series A, 5.00%, 5/15/2029	1,000,000	1,053,872
Series B, 5.00%, 7/1/2035	1,690,000	1,871,760
Hays Consolidated Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,400,000	1,489,566
Permanent School Fund Guaranteed, 5.00%, 2/15/2048 (a)	1,425,000	1,460,416
Hidalgo County Regional Mobility Authority Revenue, TX Series A, Zero Coupon, 12/1/2043	2,000,000	815,696
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2032 (a)	1,500,000	1,675,331
Series A, 5.00%, 8/15/2028	140,000	144,124
Irving Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.50%, 2/15/2045 (a)	3,110,000	3,161,500
Judson Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/1/2049 (a)	1,000,000	918,752
Katy Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	1,125,000	1,176,850
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Permanent School Fund Guaranteed, 5.00%, 2/15/2033 (a)	$1,000,000	$1,122,625
Krum Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2057 (a)	1,000,000	1,023,906
Lamar Consolidated Independent School District, General Obligation, TX:
5.00%, 2/15/2035	1,065,000	1,170,135
5.00%, 2/15/2037	1,000,000	1,085,303
Permanent School Fund Guaranteed, 5.00%, 2/15/2048 (a)	1,250,000	1,308,450
Permanent School Fund Guaranteed, 5.00%, 2/15/2049 (a)	1,000,000	1,042,513
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	1,000,000	1,117,274
Leander Independent School District, General Obligation, TX:
Series A, Permanent School Fund Guaranteed, Zero Coupon, 8/16/2044 (a)	25,000	11,997
Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2055 (a)	1,000,000	1,024,866
Lewisville Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2032 (a)	2,750,000	3,081,610
Liberty Hill Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 3.00%, 2/1/2039 (a)	2,425,000	2,076,905
Permanent School Fund Guaranteed, 3.00%, 2/1/2051 (a)	1,000,000	717,336
Longview Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/15/2049 (a)	1,000,000	905,306
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	2,050,000	2,116,402
5.00%, 5/15/2038	1,000,000	1,013,975
5.00%, 5/15/2048	1,000,000	1,026,823
Series B, VRN, 5.00%, 5/15/2045 (b)	2,395,000	2,608,604
Security Description	Principal Amount	Value
Series A, Build America Mutual Assurance Corp., 5.25%, 5/15/2050 (a)	$1,000,000	$1,045,387
Lubbock Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.50%, 2/15/2055 (a)	2,500,000	2,453,390
Matagorda County Navigation District No. 1 Revenue, TX Series A, 2.60%, 11/1/2029	1,000,000	973,076
Melissa Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/1/2049 (a)	1,320,000	1,195,362
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	303,986
Midland Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2041 (a)	1,255,000	1,254,458
Permanent School Fund Guaranteed, 5.00%, 2/15/2038 (a)	2,000,000	2,184,546
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (a)	1,445,000	1,602,911
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2052	1,500,000	1,517,661
New Hope Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 3/15/2055	1,060,000	1,078,453
North East Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/1/2032 (a)	2,500,000	2,801,902
North Texas Municipal Water District Revenue, TX 4.50%, 6/1/2055	1,000,000	979,654
North Texas Municipal Water District Water System Revenue, TX:
Series A, 3.00%, 9/1/2032	2,085,000	2,046,080
5.00%, 9/1/2055	1,500,000	1,537,855
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty, Inc., Zero Coupon, 1/1/2037 (a)	$2,000,000	$1,327,251
Series D, Assured Guaranty, Inc., Zero Coupon, 1/1/2038 (a)	3,000,000	1,888,634
Series A, 4.00%, 1/1/2039	1,800,000	1,788,766
Series A, 4.00%, 1/1/2043	1,180,000	1,110,835
Series A, 5.00%, 1/1/2033	335,000	375,601
Series A, 5.00%, 1/1/2034	775,000	864,396
Series A, 5.00%, 1/1/2041	1,145,000	1,243,717
Series A, 5.00%, 1/1/2043	1,000,000	1,024,503
Northwest Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2043 (a)	1,500,000	1,418,302
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2035 (a)	1,000,000	1,108,904
Permanent School Fund Guaranteed, 5.25%, 2/15/2055 (a)	1,595,000	1,672,437
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 4.00%, 7/1/2049	2,000,000	1,810,282
Series A, 5.00%, 7/1/2040	1,770,000	1,913,958
Series B, 5.00%, 7/1/2038	1,160,000	1,279,947
Plano Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,171,139
Permanent School Fund Guaranteed, 5.00%, 2/15/2033 (a)	1,500,000	1,684,928
Port Authority of Houston of Harris County Texas Revenue, TX:
5.00%, 10/1/2029	1,775,000	1,897,145
5.00%, 10/1/2030	1,000,000	1,083,350
Princeton Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2050 (a)	1,000,000	1,031,624
Prosper Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2052 (a)	1,270,000	1,126,227
Security Description	Principal Amount	Value
Permanent School Fund Guaranteed, 4.25%, 2/15/2054 (a)	$3,000,000	$2,780,313
Red River Education Finance Corp. Revenue, TX 5.00%, 3/15/2035	1,975,000	2,235,346
Rockwall Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2052 (a)	1,445,000	1,468,983
Round Rock Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 5.00%, 8/1/2035 (a)	1,000,000	1,139,105
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	1,000,000	993,453
San Antonio Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2035 (a)	1,435,000	1,639,771
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2035	1,760,000	2,009,895
Series A, 5.00%, 5/15/2036	1,075,000	1,218,144
Sherman Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2053 (a)	1,950,000	1,987,762
Socorro Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 8/15/2040 (a)	1,415,000	1,377,218
Southwest Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 3.00%, 2/1/2039 (a)	1,000,000	880,264
Spring Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2039 (a)	1,515,000	1,669,912
Permanent School Fund Guaranteed, 5.25%, 8/15/2055 (a)	1,500,000	1,574,794
State of Texas, General Obligation, TX:
5.00%, 4/1/2030	1,000,000	1,002,006
5.00%, 10/1/2036	1,200,000	1,362,631
5.00%, 10/1/2039	3,000,000	3,338,333
5.00%, 10/1/2044	1,700,000	1,834,726
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2038	$1,000,000	$1,001,402
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
Series A, 4.00%, 7/1/2053	1,300,000	1,101,822
Series A, 5.00%, 7/1/2032	1,100,000	1,198,418
Series B, 5.00%, 7/1/2048	1,000,000	1,013,009
Series B, VRN, 5.00%, 11/15/2064 (b)	1,920,000	2,051,922
Series C, VRN, 5.00%, 11/15/2064 (b)	1,135,000	1,253,502
Tarrant County Hospital District, General Obligation, TX 4.00%, 8/15/2043	1,500,000	1,434,650
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	482,123
Tarrant Regional Water District Water Supply System Revenue, TX:
4.25%, 3/1/2046	1,000,000	970,051
5.00%, 3/1/2034	1,000,000	1,135,615
Terrell Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.25%, 8/1/2050 (a)	1,000,000	1,058,365
Texas A&M University Revenue, TX Series A, 5.00%, 5/15/2039	1,625,000	1,782,888
Texas Department of Housing & Community Affairs Revenue, TX:
Series D, 5.10%, 7/1/2050	2,500,000	2,527,630
Series D, 6.25%, 1/1/2056	2,500,000	2,797,161
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX 5.00%, 12/15/2030	1,000,000	1,057,917
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	1,265,000	1,335,348
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, TX VRN, 5.00%, 1/1/2055 (b)	1,500,000	1,593,460
Texas Municipal Gas Acquisition & Supply Corp. VI Revenue, TX 5.00%, 1/1/2036	1,500,000	1,592,663
Texas Municipal Power Agency Revenue, TX Assured Guaranty, Inc., 3.00%, 9/1/2030 (a)	1,215,000	1,195,242
Security Description	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series A, 4.00%, 6/30/2031	$1,700,000	$1,731,601
Texas State University System Revenue, TX:
4.00%, 3/15/2049	1,500,000	1,302,621
5.00%, 3/15/2032	2,175,000	2,418,924
Series A, 5.00%, 3/15/2029	140,000	143,037
Series A, 5.00%, 3/15/2032	1,020,000	1,037,970
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2033	1,000,000	1,123,285
Texas Transportation Commission State Highway 249 System Revenue, TX Series A, Zero Coupon, 8/1/2041	1,900,000	897,388
Texas Transportation Finance Corp. Revenue, TX:
Series A, 5.00%, 10/1/2050	2,500,000	2,578,430
Series A, 5.50%, 10/1/2055	1,175,000	1,261,112
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	3,000,000	2,743,965
3.00%, 8/1/2040	3,000,000	2,595,802
Series A, 4.00%, 10/15/2038	1,500,000	1,508,407
Series B, 4.00%, 10/15/2043	1,760,000	1,702,879
4.70%, 10/15/2041	1,400,000	1,458,704
Series A, 4.70%, 10/15/2041	1,430,000	1,497,853
5.00%, 10/15/2030	1,390,000	1,524,691
5.00%, 8/1/2031	1,520,000	1,655,970
5.00%, 10/15/2032	2,435,000	2,738,895
Series A, 5.00%, 10/15/2028	2,500,000	2,653,006
Series A, 5.00%, 10/15/2029	2,500,000	2,700,896
Series A, 5.00%, 10/15/2030	3,000,000	3,290,700
Tomball Independent School District, General Obligation, TX:
Series B3, Permanent School Fund Guaranteed, 3.88%, 2/15/2043 (a)	1,000,000	954,872
Permanent School Fund Guaranteed, 5.00%, 2/15/2033 (a)	1,000,000	1,122,625
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	448,172
Series A, 5.00%, 2/15/2033	1,540,000	1,541,742
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2030	1,150,000	1,240,115
		340,188,451
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
UTAH — 0.7%
Downtown Revitalization Public Infrastructure District Revenue, UT Series A, Assured Guaranty, Inc., 5.50%, 6/1/2055 (a)	$1,500,000	$1,589,438
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	1,010,000	1,040,105
Series A, 5.00%, 7/1/2033	1,000,000	1,089,455
Series A, 5.00%, 7/1/2034	1,135,000	1,250,159
University of Utah Revenue, UT:
Series A, 4.00%, 8/1/2043	1,300,000	1,247,841
Series B, 5.25%, 8/1/2048	2,775,000	2,920,561
Series B, 5.25%, 8/1/2053	1,500,000	1,558,394
Utah Housing Corp. Revenue, UT:
Series A, 6.50%, 7/1/2056 (c)	2,500,000	2,845,721
Series E, 6.75%, 7/1/2055	995,000	1,139,130
Utah Municipal Power Agency Revenue, UT Series B, 5.00%, 7/1/2038	2,900,000	2,906,868
Utah Telecommunication Open Infrastructure Agency Revenue, UT 5.25%, 6/1/2037	1,010,000	1,102,961
Utah Transit Authority Revenue, UT:
5.00%, 6/15/2038	1,000,000	1,103,357
5.00%, 6/15/2039	1,000,000	1,096,175
		20,890,165
VERMONT — 0.0% *
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	1,000,000	1,064,758
VIRGINIA — 1.6%
Arlington County Industrial Development Authority Revenue, VA 4.00%, 7/1/2040	1,250,000	1,233,522
City of Alexandria, General Obligation, VA:
State Aid Withholding, 5.00%, 12/15/2036	2,600,000	2,908,677
State Aid Withholding, 5.00%, 12/15/2040	1,000,000	1,093,431
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	1,625,000	1,672,573
County of Arlington, General Obligation, VA Series B, 2.50%, 8/15/2028	1,500,000	1,482,006
Security Description	Principal Amount	Value
County of Fairfax, General Obligation, VA Series A, State Aid Withholding, 4.00%, 10/1/2038	$1,880,000	$1,917,203
Fairfax County Industrial Development Authority Revenue, VA 4.00%, 5/15/2042	2,000,000	1,913,064
Hampton Roads Sanitation District Revenue, VA Series B, 5.00%, 7/1/2045	1,000,000	1,062,169
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.25%, 7/1/2060	2,750,000	2,817,809
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (a)	1,345,000	1,403,870
Loudoun County Economic Development Authority Revenue, VA Series A, 4.00%, 12/1/2031	2,450,000	2,536,086
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (b)	2,210,000	2,327,601
Roanoke Economic Development Authority Revenue, VA 5.00%, 7/1/2034	1,000,000	1,124,297
Virginia College Building Authority Revenue, VA:
Series A, 3.00%, 2/1/2036	2,870,000	2,703,712
Series A, 3.00%, 2/1/2038	1,000,000	922,972
Series A, 4.00%, 2/1/2038	1,895,000	1,901,257
Series A, 4.00%, 2/1/2044	1,000,000	973,857
Series A, 5.00%, 2/1/2037	1,660,000	1,817,692
Series A, 5.00%, 2/1/2038	1,165,000	1,268,475
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2037	1,080,000	996,632
5.00%, 9/15/2029	1,300,000	1,313,572
5.00%, 5/15/2033	2,000,000	2,264,921
Virginia Commonwealth University Revenue, VA Series A, 5.00%, 11/1/2033	1,000,000	1,083,378
Virginia Housing Development Authority Revenue, VA:
Series E-1, 4.60%, 10/1/2054	1,495,000	1,432,538
Series G, 5.15%, 11/1/2052	2,065,000	2,089,597
Virginia Port Authority Revenue, VA 5.25%, 7/1/2050	1,975,000	2,078,649
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2040	$5,000	$5,229
Series A, 5.00%, 8/1/2027	1,280,000	1,322,847
Series A-1, 5.00%, 8/1/2027	1,375,000	1,421,027
Williamsburg Economic Development Authority Revenue, VA Series A, Assured Guaranty, Inc., 5.25%, 7/1/2053 (a)	1,250,000	1,293,081
Wise County Industrial Development Authority Revenue, VA Series A, VRN, 3.13%, 10/1/2040 (b)	645,000	640,777
		49,022,521
WASHINGTON — 2.8%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	2,130,000	2,213,568
City of Seattle Municipal Light & Power Revenue, WA 5.00%, 7/1/2027	1,495,000	1,541,618
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	1,000,000	1,094,039
Clark County School District No. 114 Evergreen, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2038	1,000,000	1,008,514
County of King Sewer Revenue, WA:
Series B, 4.00%, 7/1/2041	1,500,000	1,445,340
Series A, 5.00%, 1/1/2053	1,000,000	1,027,347
County of King, General Obligation, WA Series A, 5.00%, 7/1/2028	2,000,000	2,108,674
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2027	1,550,000	1,559,512
Series A, 5.00%, 7/1/2030	1,000,000	1,091,779
Series A, 5.00%, 7/1/2033	2,000,000	2,089,642
Series A, 5.00%, 7/1/2040	4,000,000	4,281,289
King & Snohomish Counties School District No. 417 Northshore, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2032	1,000,000	1,056,857
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2043	1,000,000	1,073,551
Security Description	Principal Amount	Value
King County School District No. 403 Renton, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	$1,650,000	$1,812,537
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	300,000	305,073
Kitsap County School District No. 100-C Bremerton, General Obligation, WA Series C, School Bond Guaranty, 5.00%, 12/1/2043	750,000	805,350
Kitsap County School District No. 401 Central Kitsap, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2034	1,000,000	1,000,814
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2034	1,045,000	1,074,347
Pierce County School District No. 320 Sumner, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2042	1,000,000	1,093,256
Pierce County School District No. 403 Bethel, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2042	1,000,000	1,084,753
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,071,585
State of Washington, General Obligation, WA:
5.00%, 6/1/2030	1,240,000	1,354,618
Series 2024-A, 5.00%, 8/1/2029	3,000,000	3,230,362
Series A, 5.00%, 8/1/2027	110,000	113,609
Series A-1, 5.00%, 8/1/2033	2,155,000	2,405,444
Series A-3, 5.00%, 8/1/2044	2,000,000	2,106,396
Series C, 5.00%, 2/1/2033	2,410,000	2,550,226
Series C, 5.00%, 2/1/2049	2,000,000	2,094,476
Series D, 5.00%, 6/1/2040	2,415,000	2,668,468
Series D, 5.00%, 6/1/2049	1,000,000	1,044,631
Series F, 5.00%, 6/1/2039	3,225,000	3,440,363
Series F, 5.00%, 6/1/2044	1,000,000	1,045,848
Series R-2023A, 5.00%, 8/1/2030	1,050,000	1,150,092
Series R-2023A, 5.00%, 8/1/2036	1,500,000	1,664,789
Series R-2024A, 5.00%, 2/1/2028	6,000,000	6,267,700
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series R-2024C, 5.00%, 8/1/2032	$1,000,000	$1,121,991
Series R-2024C, 5.00%, 8/1/2038	1,120,000	1,240,461
Series R-2025B, 5.00%, 7/1/2030	2,000,000	2,187,766
Series R-2025C, 5.00%, 7/1/2028	2,300,000	2,425,493
Series R-2026A, 5.00%, 7/1/2035	1,000,000	1,144,834
University of Washington Revenue, WA Series A, 5.00%, 4/1/2037	2,000,000	2,251,736
Washington Health Care Facilities Authority Revenue, WA:
Series B, 4.00%, 8/15/2041	3,000,000	2,807,063
Series A, 5.00%, 10/1/2045	1,305,000	1,305,209
Series A, 5.25%, 9/1/2050	1,000,000	1,037,396
Series A, 5.50%, 9/1/2055	1,000,000	1,043,678
Washington Higher Education Facilities Authority Revenue, WA 4.00%, 4/1/2043	1,000,000	960,318
Washington State Convention Center Public Facilities District Revenue, WA:
5.00%, 7/1/2043	1,000,000	1,005,809
5.00%, 7/1/2058	1,450,000	1,391,373
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	2,740,601	2,626,132
Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2055 (a) (d)	2,500,000	2,509,039
		86,034,765
WEST VIRGINIA — 0.2%
County of Ohio Special District Excise Tax Revenue, WV Series A, Assured Guaranty, Inc., 5.50%, 6/1/2054 (a)	500,000	520,135
State of West Virginia, General Obligation, WV Series A, 5.00%, 6/1/2031	1,000,000	1,067,195
West Virginia Hospital Finance Authority Revenue, WV:
Series A, 5.00%, 6/1/2052	1,205,000	1,208,264
Series A, 5.50%, 6/1/2050	2,000,000	2,090,041
West Virginia Parkways Authority Revenue, WV 4.00%, 6/1/2043	1,105,000	1,067,802
		5,953,437
Security Description	Principal Amount	Value
WISCONSIN — 1.3%
City of Madison, General Obligation, WI Series A, 4.00%, 10/1/2032	$5,925,000	$6,125,144
Public Finance Authority Revenue, WI:
Series 1, Class A, VRN, 4.00%, 8/1/2059 (b)	933,000	934,169
Series A, 5.00%, 6/15/2038 (d)	1,775,000	1,774,884
Racine Unified School District, General Obligation, WI Assured Guaranty, Inc., 4.00%, 4/1/2045 (a)	1,500,000	1,419,930
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	1,290,000	1,301,805
Series A, 4.00%, 5/1/2040	1,850,000	1,859,670
5.00%, 11/1/2028	205,000	210,311
Series 1, 5.00%, 5/1/2032	1,110,000	1,247,252
Series 4, 5.00%, 5/1/2036	1,490,000	1,635,985
Series A, 5.00%, 5/1/2029	1,500,000	1,572,983
Series B, 5.00%, 5/1/2028	1,000,000	1,050,349
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 4.25%, 4/1/2052	1,000,000	894,015
Wisconsin Center District Revenue, WI Series D, Assured Guaranty, Inc., Zero Coupon, 12/15/2040 (a)	1,025,000	544,524
Wisconsin Department of Transportation Revenue, WI Series 2, 5.00%, 7/1/2032	1,650,000	1,853,475
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	2,500,000	2,487,986
4.00%, 8/15/2041	1,000,000	937,791
4.00%, 8/15/2047	2,000,000	1,743,826
Series A, 4.00%, 8/15/2035	1,440,000	1,442,287
Series A, 5.00%, 8/15/2035	1,000,000	1,108,453
Series A, 5.00%, 12/1/2043	1,930,000	2,019,981
Series A, 5.25%, 8/15/2044	2,000,000	2,125,466
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, WI Series A, 4.85%, 9/1/2043	3,000,000	3,054,056
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series B, VRN, 3.10%, 11/1/2056 (b)	1,500,000	1,500,486
		38,844,828
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,995,642,283)		3,016,269,558
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0% *
California Municipal Finance Authority Series 2026-1, Class A2, 4.05%, 7/20/2041 (Cost $1,460,751)	$1,520,000	$1,398,593

	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f) (Cost $14,753,067)	14,753,067	14,753,067
TOTAL INVESTMENTS — 99.8% (Cost $3,011,856,101)		3,032,421,218
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,245,877
NET ASSETS — 100.0%		$3,038,667,095

(a)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	4.1%
Assured Guaranty, Inc.	3.3%
Build America Mutual Assurance Corp.	1.3%
American Municipal Bond Assurance Corp.	0.2%
National Public Finance Guarantee Corp.	0.1%

(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	When-issued security.
(d)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.3% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
AMT	Alternative Minimum Tax
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,016,269,558	$—	$3,016,269,558
Commercial Mortgage Backed Securities	—	1,398,593	—	1,398,593
Short-Term Investment	14,753,067	—	—	14,753,067
TOTAL INVESTMENTS	$14,753,067	$3,017,668,151	$—	$3,032,421,218
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,630,333	$76,630,333	$626,382,639	$688,259,905	$—	$—	14,753,067	$14,753,067	$1,400,693
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.9%
ALABAMA — 2.7%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,571,968
Baldwin County Industrial Development Authority Revenue, AL:
Series B, AMT, VRN, 4.63%, 6/1/2055 (a) (b)	1,730,000	1,730,317
Series A, AMT, VRN, 5.00%, 6/1/2055 (a) (b)	5,000,000	5,071,295
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	5,000,000	5,026,982
Series B, 5.00%, 10/1/2035	5,000,000	5,004,449
Series A, 5.25%, 5/1/2055 (b)	1,110,000	1,141,015
Series A, VRN, 5.25%, 5/1/2056 (b)	5,000,000	5,090,451
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2038	1,000,000	1,074,851
5.00%, 10/1/2039	2,285,000	2,441,642
5.25%, 10/1/2040	3,620,000	3,911,327
5.25%, 10/1/2042	1,520,000	1,630,329
5.25%, 10/1/2043	4,950,000	5,280,690
5.25%, 10/1/2049	5,000,000	5,173,342
County of Mobile Revenue, AL 5.00%, 11/1/2050 (a)	1,000,000	938,468
Energy Southeast A Cooperative District Revenue, AL Series B, 5.00%, 9/1/2033	2,000,000	2,034,479
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	493,944
Homewood Educational Building Authority Revenue, AL:
Series C, 5.50%, 10/1/2049	1,000,000	1,011,461
Series C, 5.50%, 10/1/2054	1,375,000	1,378,812
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,491,184
AMT, VRN, 6.38%, 11/1/2050 (b)	785,000	860,270
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	103,395
Series A, 3.00%, 2/1/2030	200,000	196,305
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2046	1,375,000	1,402,020
Security Description	Principal Amount	Value
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (b)	$3,000,000	$3,157,990
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 5.25%, 1/1/2054 (b)	5,000,000	5,244,110
Series B, VRN, 5.25%, 3/1/2055 (b)	5,500,000	5,650,698
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,500,000	1,049,455
Tuscaloosa County Industrial Development Authority Revenue, AL Series A, 5.25%, 5/1/2044 (a)	7,665,000	7,683,364
		77,844,613
ALASKA — 0.0% *
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Class 2, Zero Coupon, 6/1/2066	800,000	85,675
Series A, Class 1, 4.00%, 6/1/2050	1,200,000	975,911
		1,061,586
AMERICAN SAMOA — 0.0% *
American Samoa Economic Development Authority Revenue, AS Series B, 5.25%, 9/1/2045 (a)	1,125,000	1,107,879
ARIZONA — 2.3%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, Class A, 3.63%, 5/20/2033	2,723,911	2,707,815
Series A, 4.00%, 7/15/2030 (a)	95,000	95,055
Series A, 4.00%, 7/1/2032	1,000,000	961,339
Series A, 4.00%, 12/15/2041 (a)	105,000	93,496
Series A, 4.00%, 12/15/2051 (a)	165,000	127,236
Series B, 4.00%, 7/1/2061	2,610,000	2,002,731
Series A, 4.75%, 7/1/2029 (a)	100,000	100,573
5.00%, 6/1/2031 (a)	210,000	211,919
5.00%, 7/1/2039 (a)	365,000	364,930
5.00%, 7/1/2049 (a)	1,000,000	907,532
5.00%, 7/1/2054 (a)	500,000	424,538
Series A, 5.00%, 12/15/2040 (a)	1,000,000	998,376
Series A, 5.00%, 7/1/2049 (a)	500,000	450,799
Series A, 5.00%, 7/15/2049	500,000	443,825
Series A, 5.00%, 7/1/2051 (a)	2,000,000	1,706,768
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, Build America Mutual Assurance Corp., 5.00%, 6/1/2054 (c)	$200,000	$198,812
Series A, 5.00%, 7/1/2054 (a)	500,000	438,453
Series B, 5.00%, 3/1/2037 (a)	75,000	74,886
Series B, 5.00%, 3/1/2042 (a)	70,000	67,558
Series D, 5.00%, 7/1/2051 (a)	185,000	167,295
Series G, 5.00%, 7/1/2047 (a)	100,000	92,874
Series A2, 5.13%, 1/1/2059	4,555,000	4,194,710
Series B, 5.13%, 1/1/2059	898,117	674,422
Series B, 5.35%, 10/1/2028 (a) (b)	815,000	804,316
Series A, 6.38%, 6/1/2039 (a) (d)	750,000	600,000
AMT, 6.75%, 12/1/2055 (a)	1,625,000	1,651,275
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	70,000	52,286
Series A, 5.00%, 5/15/2056	500,000	422,673
5.25%, 11/15/2046	1,010,000	909,299
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	27,076
Series A, 4.00%, 12/1/2051 (a)	5,150,000	3,023,307
5.00%, 7/1/2045 (a)	4,285,000	4,080,468
Series A, 5.00%, 7/1/2041 (a)	5,685,000	5,564,421
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (a)	2,500,000	2,136,649
Series A, 4.00%, 4/1/2046	650,000	562,682
5.00%, 6/15/2034 (a)	100,000	100,015
5.25%, 7/1/2036 (d)	315,000	252,000
6.75%, 2/1/2050 (a)	310,000	309,239
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (a)	2,080,000	1,785,372
Series A, 6.00%, 7/1/2052 (a)	1,000,000	1,000,202
Series A, 6.25%, 7/1/2053 (a)	1,900,000	1,826,293
Series A, 6.50%, 7/1/2054 (a)	2,500,000	2,539,592
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	425,445
Series A, 3.60%, 2/1/2040	600,000	549,789
Pinal County Industrial Development Authority Revenue, AZ Series A, AMT, 5.50%, 10/1/2033 (a) (b)	1,000,000	1,030,027
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	3,000,000	3,191,665
Security Description	Principal Amount	Value
5.00%, 12/1/2037	$4,130,000	$4,357,618
5.25%, 12/1/2027	265,000	272,214
5.25%, 12/1/2028	105,000	109,387
Sierra Vista Industrial Development Authority Revenue, AZ:
5.00%, 6/15/2054 (a)	5,550,000	4,719,772
5.75%, 6/15/2053 (a)	1,000,000	951,765
6.25%, 6/15/2045	1,500,000	1,536,742
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,195,386
Series A, 4.00%, 12/1/2046	1,005,000	841,989
Series B, 4.00%, 12/1/2056	2,135,000	1,599,002
Series A, 6.13%, 10/1/2052 (a)	500,000	389,381
		66,323,289
ARKANSAS — 0.6%
Arkansas Development Finance Authority Revenue, AR:
AMT, 5.45%, 9/1/2052	6,270,000	6,318,043
AMT, 5.70%, 5/1/2053	2,910,000	2,964,144
Series A, AMT, 6.88%, 7/1/2048 (a)	5,500,000	5,905,185
Series B, AMT, 7.38%, 7/1/2048 (a)	1,250,000	1,352,343
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	96,849
		16,636,564
CALIFORNIA — 13.2%
Alameda Corridor Transportation Authority Revenue, CA:
Series A, Assured Guaranty, Inc., Zero Coupon, 10/1/2051 (c) (e)	1,930,000	1,101,012
Series A, Assured Guaranty, Inc., Zero Coupon, 10/1/2052 (c)	9,180,000	2,563,119
Series A, Assured Guaranty, Inc., Zero Coupon, 10/1/2053 (c)	1,950,000	516,048
Antelope Valley Healthcare District Revenue, CA Series A, 5.00%, 3/1/2041	665,000	639,776
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	145,012
California Community Choice Financing Authority Revenue, CA:
Series B-1, VRN, 4.00%, 2/1/2052 (b)	2,275,000	2,270,618
Series A-1, 5.00%, 5/1/2054 (b)	5,000,000	5,273,757
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series B, VRN, 5.00%, 1/1/2055 (b)	$2,000,000	$2,042,007
Series E-1, 5.00%, 2/1/2054 (b)	3,015,000	3,184,461
Series G, VRN, 5.00%, 11/1/2055 (b)	3,000,000	3,060,288
Series C, 5.25%, 1/1/2054 (b)	2,000,000	2,115,612
Series D, 5.50%, 5/1/2054 (b)	5,000,000	5,228,741
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (a)	2,415,000	1,621,749
Series A-1, 3.00%, 2/1/2057 (a)	4,500,000	2,794,206
Series A, 4.00%, 2/1/2056 (a)	1,915,000	1,216,370
Series A-1, 4.00%, 2/1/2056 (a)	9,500,000	7,805,539
Series A-2, 4.00%, 8/1/2047 (a)	1,270,000	995,757
Series A-2, 4.00%, 2/1/2050 (a)	2,000,000	1,467,603
Series A-2, 4.00%, 8/1/2051 (a)	2,000,000	893,318
Series A, 5.00%, 8/1/2049 (a)	2,500,000	2,282,082
Series A, 5.00%, 2/1/2050 (a)	5,000,000	3,955,000
Series A, 5.00%, 8/1/2050 (a)	965,000	897,058
California County Tobacco Securitization Agency Revenue, CA:
Series A, Zero Coupon, 6/1/2046	10,000,000	2,269,816
Series B-2, Zero Coupon, 6/1/2055	1,230,000	224,347
Series C, Zero Coupon, 6/1/2057	5,000,000	781,853
Series A, 4.00%, 6/1/2049	1,000,000	870,099
Series B-1, 5.00%, 6/1/2049	245,000	237,725
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	318,688
Series A, 4.00%, 11/15/2039	1,375,000	1,346,196
Series A, 4.00%, 11/15/2042	1,750,000	1,665,669
Series A, 4.00%, 8/15/2049	475,000	376,996
Series A, 5.00%, 12/1/2039	2,500,000	2,647,245
Series A, 5.00%, 8/15/2047	4,265,000	4,051,296
Series B, 5.00%, 10/1/2044	2,000,000	2,001,168
California Housing Finance Agency Revenue, CA:
Series 2021-1, Class A, 3.50%, 11/20/2035	46	45
Series 2, Class A, 4.00%, 3/20/2033	6,173,586	6,291,371
Series 1, 4.38%, 9/20/2036	70,981	71,475
Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank Revenue, CA:
Series A, 5.25%, 7/1/2054	$7,000,000	$6,961,858
Series B, AMT, VRN, 12.00%, 1/1/2065 (a) (b)	11,840,000	6,275,200
California Municipal Finance Authority Revenue, CA:
Build America Mutual Assurance Corp., 3.00%, 5/15/2051 (c)	1,250,000	908,821
Series A-P3, AMT, Assured Guaranty Inc., 3.25%, 12/31/2032 (c)	625,000	593,903
Series A-P3, AMT, Assured Guaranty Inc., 3.50%, 12/31/2035 (c)	3,810,000	3,582,186
AMT, 4.00%, 7/15/2029	4,955,000	4,971,248
Build America Mutual Assurance Corp., 4.00%, 5/15/2046 (c)	1,000,000	928,464
Series A, Class A-2, VRN, 4.00%, 11/20/2040 (b)	10,962	10,210
Series A, 4.00%, 2/1/2042	3,000,000	2,831,667
Series A-P3, AMT, 4.00%, 12/31/2047	2,000,000	1,753,316
5.00%, 5/15/2052	500,000	478,914
Series A, 5.00%, 7/1/2034	280,000	283,722
Series A, 5.00%, 10/1/2039 (a)	150,000	149,948
Series A, 5.00%, 7/1/2047	185,000	183,136
Series A, 5.00%, 7/1/2049 (a)	1,250,000	1,155,556
Series A-P3, AMT, 5.00%, 6/30/2027	205,000	208,711
Series A-P3, AMT, 5.00%, 6/30/2028	100,000	103,752
Series A-P3, AMT, 5.00%, 12/31/2031	2,300,000	2,374,158
Series A-P3, AMT, 5.00%, 12/31/2043	5,445,000	5,500,510
Series A-P3, AMT, 5.00%, 12/31/2047	745,000	745,249
Series B, 5.00%, 7/1/2042	1,000,000	1,004,665
Series B, AMT, 5.00%, 6/1/2048	600,000	595,746
5.25%, 1/1/2045	1,000,000	808,870
Series A, 5.25%, 11/1/2041	1,000,000	1,001,817
Series A, 5.25%, 9/1/2055	875,000	873,831
Series A, 5.38%, 11/1/2040 (a)	1,000,000	1,000,435
Series A, 5.90%, 6/15/2044 (a)	460,000	486,903
Series A, 6.20%, 6/15/2054 (a)	600,000	622,853
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
California Municipal Finance Authority, Certificate Participation, CA Series A, Assured Guaranty, Inc., 5.25%, 11/1/2052 (c)	$2,110,000	$2,107,161
California Municipal Finance Authority, Special Tax Revenue, CA:
5.00%, 9/1/2044	750,000	761,245
5.00%, 9/1/2049	1,250,000	1,250,490
5.00%, 9/1/2052	2,000,000	1,988,152
5.00%, 9/1/2054	1,375,000	1,354,795
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	665,494
AMT, 5.00%, 11/21/2045 (a)	500,000	500,031
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	501,207
Series A, 5.00%, 11/15/2046 (a)	900,000	831,698
Series A, 5.00%, 11/15/2051 (a)	600,000	530,159
Series A, 5.00%, 11/15/2056 (a)	415,000	359,129
Series A, VRN, 5.10%, 4/1/2066 (a) (b) (f)	1,575,000	1,566,655
Series A, 6.38%, 6/1/2059 (a)	2,000,000	1,817,773
Series A, 6.50%, 6/1/2054 (a)	6,930,000	6,466,259
California School Finance Authority Revenue, CA:
Series A, 4.00%, 6/1/2061 (a)	2,000,000	1,464,350
5.00%, 6/1/2054 (a)	250,000	220,540
Series A, 5.00%, 8/1/2032 (a)	600,000	621,581
Series A, 5.00%, 7/1/2047 (a)	250,000	234,850
Series A, 5.00%, 6/1/2050 (a)	605,000	507,145
Series A, 5.00%, 6/1/2054 (a)	1,900,000	1,678,016
Series A, 5.00%, 6/1/2058 (a)	3,355,000	3,064,819
Series A, 5.00%, 7/1/2058 (a)	1,000,000	860,376
Series A, 5.00%, 6/1/2059 (a)	3,895,000	3,111,810
Series A, 5.75%, 6/1/2053 (a)	2,000,000	1,913,951
Series A, 6.25%, 6/1/2042 (a)	1,120,000	1,166,694
Series A, 6.38%, 6/1/2052 (a)	1,250,000	1,281,527
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	751,282
Build America Mutual Assurance Corp., 3.00%, 5/15/2054 (c)	3,500,000	2,471,012
Series A, 3.00%, 8/15/2036	205,000	188,391
Series A, 3.00%, 4/1/2037	835,000	757,223
Series A, 3.50%, 11/1/2027 (a)	1,395,000	1,384,846
Series A, 4.00%, 4/1/2042	130,000	123,558
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2028 (a)	$100,000	$100,268
Series A, 5.00%, 6/1/2036 (a)	2,210,000	2,212,214
Series A, 5.00%, 11/1/2041 (a)	1,000,000	1,001,404
Series A, 5.00%, 12/1/2041 (a)	5,000,000	5,004,336
Series A, 5.00%, 3/1/2042	4,000,000	4,045,040
Series A, 5.00%, 12/1/2046 (a)	2,500,000	2,500,092
Series A, 5.00%, 3/1/2048	2,800,000	2,803,214
Series A, 5.00%, 5/15/2050	1,565,000	1,554,574
5.25%, 7/1/2039 (a)	2,000,000	2,033,117
Series A, 5.25%, 12/1/2034	1,940,000	1,942,144
Series A, 5.25%, 8/15/2037	605,000	632,174
Series A, 5.25%, 12/1/2043 (a)	875,000	890,128
Series A, 5.25%, 12/1/2044	8,045,000	8,055,232
Series A, 5.25%, 12/1/2048 (a)	705,000	714,591
Series A, 5.25%, 12/1/2056 (a)	1,500,000	1,500,072
Series A, 5.50%, 12/1/2054	2,500,000	2,503,398
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	830,510
Series A, 5.00%, 9/2/2039	945,000	971,109
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,330,000	1,344,206
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (a)	20,750,000	1,213,194
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA National Public Finance Guarantee Corp., Zero Coupon, 9/1/2032 (c)	400,000	319,309
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	1,710,000	1,465,750
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (a)	850,000	881,673
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	880,620
4.00%, 9/1/2051	335,000	279,808
City of Fontana, Special Tax Revenue, CA 5.00%, 9/1/2044	1,000,000	1,019,158
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	$1,000,000	$856,272
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	700,000
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2044	255,000	255,075
5.00%, 9/1/2047 (a)	1,000,000	1,002,140
Series 2024, 5.00%, 9/1/2049	1,125,000	1,115,201
CMFA Special Finance Agency I Revenue, CA Series A-2, 4.00%, 4/1/2056 (a)	5,130,000	3,882,204
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (a)	2,000,000	1,683,275
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (a)	3,500,000	2,370,658
Series A-2, 4.00%, 8/1/2047 (a)	700,000	639,469
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (a)	4,500,000	3,016,712
CMFA Special Finance Agency XII Revenue, CA Series A-1, 3.25%, 2/1/2057 (a)	3,500,000	2,464,388
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (a)	1,000,000	1,000,157
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	992,864
5.00%, 9/1/2042	1,000,000	1,019,344
5.00%, 9/1/2045	100,000	100,120
CSCDA Community Improvement Authority Revenue, CA:
Zero Coupon, 9/1/2062 (a) (e)	1,645,000	1,074,227
Series A, 3.00%, 9/1/2056 (a)	1,475,000	989,976
Series A-1, 3.00%, 6/1/2047 (a)	8,000,000	5,626,582
Series A-1, 3.00%, 12/1/2049 (a)	3,000,000	2,103,048
Series A-2, 3.00%, 12/1/2056 (a)	4,900,000	3,323,117
Series A-2, 3.00%, 3/1/2057 (a)	2,245,000	1,499,170
Series A1, 3.10%, 7/1/2045 (a)	5,000,000	4,277,441
Series A-2, 3.13%, 7/1/2056 (a)	5,000,000	3,204,528
Series A-2, 3.13%, 8/1/2056 (a)	2,500,000	1,824,881
Security Description	Principal Amount	Value
Series A, 3.25%, 12/1/2058 (a)	$1,500,000	$1,007,118
Series A2, 3.25%, 5/1/2057 (a)	5,000,000	3,382,248
Series A-2, 3.25%, 7/1/2056 (a)	2,500,000	1,680,217
Series A-2, 3.25%, 4/1/2057 (a)	1,535,000	1,089,091
Series A-1, 3.50%, 10/1/2046 (a)	1,655,000	1,406,613
Series A, 4.00%, 8/1/2056 (a)	2,860,000	2,524,500
Series A, 4.00%, 10/1/2056 (a)	3,470,000	2,808,467
Series A-2, 4.00%, 7/1/2056 (a)	6,870,000	5,233,601
Series A-2, 4.00%, 9/1/2056 (a)	2,000,000	1,413,180
Series A-2, 4.00%, 10/1/2056 (a)	5,500,000	4,322,413
Series A-2A, 4.00%, 12/1/2058 (a)	2,300,000	1,725,449
Series B, 4.00%, 12/1/2059 (a)	1,535,000	867,715
Series A-2, 4.30%, 7/1/2059 (a)	5,000,000	3,922,828
Series A, 5.00%, 7/1/2051 (a)	1,500,000	1,399,872
Series A, 5.00%, 1/1/2054 (a)	1,000,000	862,669
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	796,177
Fairfield Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2049	1,000,000	1,000,392
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series B-1, 3.95%, 1/15/2053	3,130,000	2,725,311
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B-2, Zero Coupon, 6/1/2066	91,200,000	9,104,076
Series A-1, 5.00%, 6/1/2051	390,000	381,665
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,510,478
Zero Coupon, 6/1/2057 (a)	15,000,000	722,502
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,709,258
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,524,083
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	105,714
Series A, 5.50%, 11/15/2030	270,000	294,159
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Long Beach Bond Finance Authority, Special Obligation, CA Series C, American Municipal Bond Assurance Corp., 5.50%, 8/1/2031 (c)	$345,000	$377,493
Los Angeles Department of Water & Power Revenue, CA Series D, 5.00%, 7/1/2045	1,155,000	1,207,571
Manteca Unified School District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2054	2,255,000	2,208,604
Mountain House Community Facilities District, Special Tax Revenue, CA:
5.00%, 9/1/2050	1,000,000	979,435
5.00%, 9/1/2055	1,900,000	1,837,408
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	190,000	199,188
Series A, 6.50%, 11/1/2039	2,775,000	3,288,820
Series B, 6.50%, 11/1/2039	5,000,000	5,925,723
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	504,228
Series A, 5.00%, 8/15/2046	550,000	550,630
Series A, 5.50%, 8/15/2048	1,550,000	1,602,856
Series A, 5.50%, 8/15/2053	2,000,000	2,051,781
Pajaro Valley Health Care District, General Obligation, CA Series A, 5.00%, 9/1/2054	2,040,000	1,878,560
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	487,813
5.00%, 11/1/2042	2,000,000	1,886,674
Rancho Mirage Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 9/1/2044	1,000,000	1,017,073
Series A, 5.00%, 9/1/2049	500,000	497,002
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,387,647
5.00%, 9/1/2048	1,260,000	1,234,752
5.00%, 9/1/2055	2,000,000	1,910,984
Series B-2, 5.00%, 9/1/2052	1,245,000	1,185,287
Series B-2, 5.25%, 9/1/2047	1,330,000	1,335,050
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	3,210,000	2,333,559
Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series A, AMT, 5.00%, 5/1/2035	$560,000	$599,208
Series A, AMT, 5.00%, 5/1/2036	770,000	818,409
San Francisco Community College District, General Obligation, CA Series B, Build America Mutual Assurance Corp., 5.25%, 6/15/2049 (c)	635,000	674,281
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	3,518,000	3,275,049
Series B, 5.25%, 1/15/2044	1,760,000	1,760,846
San Joaquin Valley Clean Energy Authority Revenue, CA Series A, VRN, 5.50%, 1/1/2056 (b)	2,065,000	2,248,763
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,959,574
Series C, Zero Coupon, 6/1/2056	5,250,000	504,160
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	831,377
Sulphur Springs Union School District, Special Tax Revenue, CA:
5.00%, 9/1/2043	75,000	75,544
Series A, 5.00%, 9/1/2044	1,900,000	1,935,079
Tejon Ranch Public Facilities Finance Authority, Special Tax Revenue, CA Series 2024-A, 5.00%, 9/1/2054	3,165,000	3,095,253
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (a)	100,000	101,905
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,442,893
Series B-1, Class 2, 5.00%, 6/1/2048	1,865,000	1,798,062
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,356,021
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	$105,000	$105,952
		373,829,484
COLORADO — 4.6%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,651,982
5.00%, 12/1/2051	1,895,000	1,717,982
5.75%, 12/1/2054 (a)	4,000,000	3,941,761
Aurora Crossroads Metropolitan District No. 2, General Obligation, CO Series A-3, 6.13%, 12/1/2055	3,725,000	3,638,990
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,500,317
Brickyard Metropolitan District No. 1, General Obligation, CO 7.00%, 12/1/2045	3,000,000	2,929,941
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (a)	500,000	500,185
5.00%, 12/1/2049 (a)	1,300,000	1,217,329
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	918,000	919,497
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	522,726
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,311,939
Centerra Metropolitan District No. 1, Special Obligation, CO:
5.00%, 12/1/2029 (a)	932,000	933,236
5.00%, 12/1/2047 (a)	1,000,000	982,272
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	2,585,000	2,586,954
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	744,998
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	1,000,000	957,074
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	198,084
5.00%, 10/1/2039 (a)	1,595,000	1,598,340
Security Description	Principal Amount	Value
5.00%, 10/1/2049 (a)	$540,000	$498,949
Series A-1, 6.88%, 2/1/2059 (a)	4,775,000	4,987,450
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	2,000,000	1,937,610
Series A-2, 4.00%, 8/1/2049	510,000	439,250
5.00%, 1/1/2031	105,000	105,089
5.00%, 1/1/2037	2,750,000	2,751,491
5.00%, 1/1/2038	200,000	203,296
5.00%, 12/1/2054 (a)	1,250,000	912,500
Series A, 5.00%, 12/1/2043	1,000,000	1,009,330
Series B-1, 5.00%, 7/1/2057 (b)	1,042,165	766,626
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,620,041
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	500,064
Conexus Metropolitan District No. 1, General Obligation, CO Series A, 6.25%, 12/1/2055	2,055,000	2,057,470
Cottonwood Creek Metropolitan District No. 5, General Obligation, CO Zero Coupon, 12/1/2055 (a) (e)	2,500,000	1,946,956
Crowfoot Valley Ranch Metropolitan District No. 2, General Obligation, CO Series B, 6.13%, 12/15/2054	1,000,000	958,193
Dawson Trails Metropolitan District No. 1, General Obligation, CO Zero Coupon, 12/1/2031	6,524,251	4,258,416
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	458,723
Series A, 5.00%, 12/1/2039	40,000	40,079
Series A, 5.25%, 12/1/2045	370,000	370,085
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (a)	100,000	100,240
Dominion Water & Sanitation District Revenue, CO 5.88%, 12/1/2052	2,500,000	2,552,870
E-470 Public Highway Authority Revenue, CO Series B, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2037 (c)	475,000	269,195
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (a)	$400,000	$404,614
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,467,726
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,963,602
Series A, 5.75%, 12/1/2052	535,000	533,174
Granary Metropolitan District No. 9 Special Assessment District No. 1, Special Assessment, CO 5.45%, 12/1/2044 (a)	1,000,000	1,006,725
Hess Ranch Metropolitan District No. 5, Special Assessment, CO 5.50%, 12/1/2044 (a)	2,430,000	2,460,320
Hess Ranch Metropolitan District No. 6, General Obligation, CO Series A-1, 5.00%, 12/1/2049	2,000,000	1,918,866
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	711,625
Independence Metropolitan District No. 3, General Obligation, CO Series A, 5.38%, 12/1/2054	500,000	492,788
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	500,036
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.75%, 12/1/2055 (a)	1,000,000	1,003,776
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (a)	3,270,000	3,232,245
6.63%, 12/1/2056 (a)	2,575,000	2,468,690
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	1,007,068
Series A, 5.25%, 12/1/2050	2,000,000	2,002,331
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,503,264
Parterre Metropolitan District No. 5, General Obligation, CO Series A, 5.88%, 12/1/2045	700,000	732,473
Peak Metropolitan District No. 3, General Obligation, CO Series A-1-CIBS, 7.50%, 12/1/2052	2,210,000	2,228,224
Security Description	Principal Amount	Value
Pinery Commercial Metropolitan District No. 2 Revenue, CO 5.75%, 12/1/2054	$500,000	$489,322
Pinon Pines Metropolitan District No. 3, General Obligation, CO Zero Coupon, 12/1/2054 (e)	1,055,000	963,980
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,607,444
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (a)	1,000,000	1,000,366
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (a)	2,990,000	2,991,280
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,046,761
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (a)	1,730,000	1,647,785
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,643,000	2,628,641
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	395,951
Reagan Ranch Metropolitan District No. 1, General Obligation, CO 6.13%, 12/1/2054 (a)	3,300,000	3,230,011
Redtail Ridge Metropolitan District, General Obligation, CO Zero Coupon, 12/1/2032	2,500,000	1,588,781
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	913,514
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (a)	1,000,000	976,310
Series A, 5.00%, 12/1/2051 (a)	1,000,000	901,612
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,084,604
South Aurora Regional Improvement Authority Revenue, CO 6.75%, 12/1/2055	1,965,000	1,995,943
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	$1,000,000	$1,000,113
St. Vrain Lakes Metropolitan District No. 4, General Obligation, CO Series A, Zero Coupon, 9/20/2054 (a) (e)	1,000,000	732,845
STC Metropolitan District No. 2, General Obligation, CO Series A-2, 6.25%, 12/1/2055 (a)	1,000,000	998,943
Sterling Ranch Community Authority Board, Special Assessment, CO 5.63%, 12/1/2043	167,000	171,483
Tailholt Metropolitan District No. 3, General Obligation, CO Series A2, Zero Coupon, 12/1/2054 (e)	1,000,000	834,947
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039 (d)	500,000	390,915
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	927,357
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,355,255
Vail Home Partners Corp. Revenue, CO 5.88%, 10/1/2055 (a)	1,250,000	1,269,121
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	1,001,319
Verve Metropolitan District No. 1, General Obligation, CO:
6.50%, 12/1/2043	2,000,000	2,037,454
6.75%, 12/1/2052	1,430,000	1,450,798
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,654,219
West Globeville Metropolitan District No. 1, Special Assessment, CO 5.75%, 12/1/2044 (a)	1,950,000	1,948,186
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	593,000	594,264
Series A, 5.00%, 12/1/2049	1,000,000	942,724
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	503,364
Series A-1, 4.13%, 12/1/2051	2,550,000	1,912,464
		130,423,153
Security Description	Principal Amount	Value
CONNECTICUT — 0.7%
City of Hartford, General Obligation, CT Series C, Assured Guaranty, Inc., 3.00%, 7/15/2027 (c)	$100,000	$100,022
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	481,035
Series R, 3.38%, 7/1/2037	190,000	181,076
Series F, 3.50%, 7/1/2026	5,000	4,993
Series A, 4.00%, 7/1/2038	745,000	716,780
Series A, 4.00%, 7/1/2041	3,920,000	3,614,399
Series A, 4.00%, 7/1/2049	1,000,000	879,379
Series L-1, 4.00%, 7/1/2029	490,000	499,801
Series L, 4.13%, 7/1/2041	500,000	499,164
Series A, 5.00%, 1/1/2045 (a)	1,800,000	1,625,670
Series A, 5.00%, 9/1/2046 (a)	110,000	107,346
Series A, 5.00%, 9/1/2053 (a)	500,000	464,904
Series F, 5.00%, 7/1/2037	1,175,000	1,176,044
Series G-1, 5.00%, 7/1/2044 (a)	275,000	262,939
Series G-1, 5.00%, 7/1/2050 (a)	500,000	452,006
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (a)	900,000	914,787
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (a)	2,500,000	2,524,763
Stamford Housing Authority Revenue, CT Series 2025D, 6.50%, 10/1/2055	2,700,000	2,734,240
Steel Point Infrastructure Improvement District, Special Obligation, CT:
4.00%, 4/1/2051 (a)	3,120,000	2,618,436
5.63%, 4/1/2044 (a)	250,000	264,251
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	878,062
		21,000,097
DELAWARE — 0.2%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	750,000	751,774
Series A, 5.00%, 7/1/2048	1,000,000	936,108
Delaware State Economic Development Authority Revenue, DE:
Series A, 3.25%, 6/1/2026	250,000	249,453
Series A, 4.00%, 6/1/2042	160,000	137,404
Series A, VRN, 4.00%, 10/1/2045 (b)	1,355,000	1,332,895
Series A, 4.00%, 6/1/2052	70,000	52,128
Series A, 5.00%, 6/1/2036	500,000	500,123
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2046	$700,000	$646,793
Town of Bridgeville, Special Tax Revenue, DE 5.63%, 7/1/2053 (a)	1,000,000	986,506
		5,593,184
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Revenue, DC:
5.00%, 10/1/2035	2,630,000	2,630,028
5.00%, 6/1/2050	1,000,000	899,879
Series A, 5.00%, 7/1/2032	150,000	151,359
Series A, 5.00%, 6/1/2041 (a)	250,000	232,852
Series A, 5.00%, 7/1/2052	290,000	261,597
Series A, VRN, 5.00%, 4/1/2060 (b)	1,000,000	1,094,095
Series A, 5.63%, 6/1/2044	400,000	387,403
Series A, 6.00%, 6/1/2058	1,000,000	948,072
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	5,747,205
Series C, Zero Coupon, 6/15/2055	45,000,000	4,414,324
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Assured Guaranty, Inc., Zero Coupon, 10/1/2035 (c)	220,000	152,469
Series A, Assured Guaranty, Inc., 4.00%, 10/1/2052 (c)	9,710,000	8,337,214
Series B, 4.00%, 10/1/2044	650,000	591,857
Series B, Assured Guaranty, Inc., 4.00%, 10/1/2053 (c)	3,125,000	2,671,046
Series B, 5.00%, 10/1/2034	1,260,000	1,317,964
		29,837,364
FLORIDA — 6.3%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	299,261
5.00%, 11/15/2024 (d)	9,306	140
Ave Maria Stewardship Community District, Special Assessment, FL 5.60%, 5/1/2056	405,000	390,023
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	990,000	992,950
Babcock Ranch Community Independent Special District, Special Assessment, FL Series 2024, 5.25%, 5/1/2055 (a)	500,000	484,678
Security Description	Principal Amount	Value
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	$100,000	$100,014
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (a)	1,000,000	645,043
Capital Projects Finance Authority Revenue, FL:
Series 2024A-1, 5.00%, 6/1/2049 (a)	2,000,000	1,825,864
Series 2024A-1, 5.25%, 6/1/2039 (a)	1,500,000	1,524,308
Series 2024A-1, 5.25%, 6/1/2044 (a)	1,500,000	1,475,877
Series A, 7.13%, 1/1/2065 (a)	1,095,000	1,122,733
Series A, 7.25%, 1/1/2055 (a)	1,000,000	1,043,499
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (a)	1,500,000	1,314,465
4.00%, 6/15/2051 (a)	1,500,000	1,115,833
Series A, 4.00%, 7/1/2056 (a)	885,000	652,860
Series A, 4.50%, 7/1/2029 (a)	770,000	767,440
5.00%, 12/15/2040 (a)	190,000	185,635
5.00%, 7/1/2046 (a)	750,000	557,824
Series A, 5.00%, 6/15/2039 (a)	390,000	378,329
Series A, 5.00%, 6/15/2049 (a)	2,425,000	2,170,051
Series A, 5.00%, 7/1/2050	600,000	448,042
Series A, 5.00%, 6/15/2055 (a)	290,000	258,574
Series A-1, 5.00%, 1/1/2055 (a)	250,000	210,958
Series A-1, 5.00%, 7/1/2056 (a)	3,850,000	3,305,187
Series A, 5.13%, 6/15/2037 (a)	450,000	450,257
Series A, 5.25%, 12/1/2058 (a)	2,500,000	2,295,510
Series A, 5.38%, 6/15/2038 (a)	105,000	103,916
5.63%, 8/1/2037 (a)	115,000	110,369
5.88%, 8/1/2052 (a)	610,000	521,645
6.10%, 8/15/2038 (a)	215,000	219,215
Capital Trust Authority Revenue, FL:
Series A, 5.00%, 6/1/2054 (a)	2,000,000	1,817,973
Series A, 5.38%, 7/1/2065 (a)	1,000,000	940,077
Series A, 5.63%, 6/15/2044 (a)	405,000	414,553
5.75%, 8/15/2049 (a)	1,355,000	1,306,164
6.00%, 8/15/2063 (a)	1,450,000	1,391,385
Series A, 6.00%, 6/15/2054 (a)	110,000	111,468
Series A, 6.13%, 6/15/2060 (a)	285,000	289,129
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.38%, 6/15/2058 (a)	$1,000,000	$1,014,709
Series A, 6.50%, 12/15/2053 (a)	1,320,000	1,200,423
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053 (d)	2,585,000	2,068,000
Central Florida Expressway Authority Revenue, FL Build America Mutual Assurance Corp., 3.25%, 7/1/2039 (c)	100,000	93,306
Charlotte County Industrial Development Authority Revenue, FL:
Series A, AMT, 4.00%, 10/1/2051 (a)	1,720,000	1,368,226
AMT, 5.88%, 10/1/2045	250,000	258,839
AMT, 6.13%, 10/1/2055	500,000	511,404
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	381,404
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	873,346
City of Tallahassee Revenue, FL:
Series A, 5.00%, 12/1/2040	1,000,000	1,000,206
Series A, 5.00%, 12/1/2055	440,000	416,029
City of Tampa Revenue, FL:
Series A, Zero Coupon, 9/1/2053	2,000,000	486,640
5.00%, 4/1/2040	500,000	500,479
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (a)	140,000	142,428
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	206,361
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	135,415
Series A, AMT, 5.00%, 10/1/2036	300,000	312,118
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	554,311
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	99,996
5.00%, 10/1/2036	765,000	771,103
County of Miami-Dade Revenue, FL Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2048 (c)	595,000	205,103
Security Description	Principal Amount	Value
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AMT, Assured Guaranty Inc., 4.00%, 10/1/2045 (c)	$1,000,000	$906,713
County of Okaloosa Revenue, FL 5.75%, 5/15/2055 (a)	1,690,000	1,712,580
County of Osceola Transportation Revenue, FL:
Series A2, Zero Coupon, 10/1/2041	3,125,000	1,488,550
Series A-2, Zero Coupon, 10/1/2043	3,500,000	1,469,383
County of Palm Beach Revenue, FL:
Series A, 5.00%, 4/1/2051 (a)	110,000	102,707
Series A, 5.75%, 10/1/2055 (a)	3,500,000	3,579,165
Series A, 5.75%, 10/1/2065 (a)	2,000,000	2,038,317
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	295,000	300,552
5.75%, 5/1/2054	500,000	498,645
Curiosity Creek Community Development District, Special Assessment, FL 5.88%, 5/1/2056 (a)	2,500,000	2,428,576
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	1,985,000	1,553,777
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	869,381
Series A, 5.00%, 8/15/2031	155,000	162,796
Series A, 5.00%, 8/15/2033	1,595,000	1,660,550
Florida Development Finance Corp. Revenue, FL:
AMT, Zero Coupon, 7/15/2032 (a) (b)	6,135,000	2,147,250
4.00%, 11/15/2039	500,000	478,750
Series A, 4.00%, 7/1/2045	600,000	494,163
Series A, 4.00%, 7/1/2051 (a)	750,000	611,458
Series A, 4.00%, 6/1/2055 (a)	1,000,000	723,793
Series A, 4.00%, 6/30/2056 (a)	1,490,000	999,407
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	3,500,000	3,516,241
AMT, 4.50%, 7/1/2032 (a)	1,200,000	1,194,439
Series A, 4.75%, 7/15/2036 (a)	500,000	491,369
AMT, 5.00%, 5/1/2029 (a)	3,060,000	3,082,027
5.00%, 6/1/2051 (a)	2,000,000	1,809,690
Series A, 5.00%, 6/15/2035	2,425,000	2,443,582
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2052	$2,000,000	$1,850,061
Series C, 5.00%, 9/15/2040 (a)	100,000	96,101
5.25%, 6/15/2029 (a)	2,200,000	2,204,561
AMT, 5.25%, 8/1/2029 (a)	2,000,000	2,055,038
Series A, 5.25%, 6/1/2050 (a)	1,000,000	943,411
Series A, 5.25%, 6/1/2055 (a)	1,000,000	926,842
Series A1, 5.25%, 6/1/2054 (a)	1,000,000	957,598
Series A, 5.50%, 6/1/2054 (a)	1,400,000	1,330,998
Series A, 5.50%, 6/1/2059 (a)	1,505,000	1,413,256
AMT, 6.13%, 7/1/2032 (a) (b)	1,350,000	1,350,870
Series A, 6.13%, 6/15/2044 (a)	555,000	555,179
Series A, 6.50%, 7/1/2044	925,000	925,654
Series A, 6.75%, 6/15/2053 (a)	2,000,000	2,087,037
Series A, AMT, 12.00%, 7/15/2059 (a) (b)	5,000,000	1,750,000
Series B, AMT, VRN, 12.00%, 7/1/2057 (a) (b)	7,680,000	5,299,200
Florida Higher Educational Facilities Financing Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	936,212
6.00%, 7/1/2045 (a)	5,000,000	5,072,255
Florida Local Government Finance Commission Revenue, FL:
Series A, 6.13%, 6/15/2065 (a)	2,000,000	2,004,087
Series A, 6.63%, 11/15/2045 (a)	335,000	354,659
Golden Gem Community Development District, Special Assessment, FL:
5.70%, 5/1/2044	1,160,000	1,174,088
6.00%, 5/1/2055	2,340,000	2,336,292
Greater Orlando Aviation Authority Revenue, FL:
5.00%, 11/15/2036	2,850,000	2,849,891
Series A, AMT, 5.00%, 10/1/2042	250,000	252,087
AMT, 5.50%, 11/1/2037	1,600,000	1,666,777
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	568,918
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	108,046
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	996,470
Security Description	Principal Amount	Value
Hernando County School District, Certificate Participation, FL Series A, Assured Guaranty, Inc., 3.00%, 7/1/2035 (c)	$115,000	$107,262
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (d)	396,898	4,961
Series A, 6.25%, 4/1/2049 (d)	396,897	4,961
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,621,463
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.88%, 5/1/2055	1,000,000	1,009,146
Lakewood Ranch Stewardship District, Special Assessment, FL:
6.00%, 5/1/2056	1,890,000	1,952,296
6.13%, 5/1/2043	1,200,000	1,294,234
6.30%, 5/1/2054	1,080,000	1,129,469
Lee County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 10/1/2057	550,000	501,939
5.75%, 6/15/2042 (a)	500,000	500,029
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	725,000	683,980
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,011,193
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	246,349
Miami-Dade County Industrial Development Authority Revenue, FL:
Series A-1, VRN, 5.38%, 7/1/2065 (a) (b)	3,100,000	3,179,278
Series A, 5.50%, 7/1/2061 (a)	1,000,000	898,643
Middleton Community Development District A, Special Assessment, FL 4.75%, 5/1/2055	1,450,000	1,306,356
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,399,257
Series B, 5.00%, 5/1/2037	925,000	905,114
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Mirada Community Development District/Pasco County, Special Assessment, FL:
4.75%, 5/1/2031	$265,000	$267,067
5.63%, 5/1/2044	655,000	659,785
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	980,000	777,240
North-1 Pasco Community Development District, Special Assessment, FL Series A, 6.00%, 5/1/2054	880,000	886,147
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	361,276
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	1,750,000	1,806,789
Palm Beach County Health Facilities Authority Revenue, FL:
4.00%, 6/1/2041	4,920,000	4,386,546
Series B, 4.00%, 5/15/2053	500,000	388,246
Series A, 5.00%, 11/1/2047	1,600,000	1,577,607
Parrish Lakes Community Development District, Special Assessment, FL 5.50%, 5/1/2044	540,000	545,084
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	35,000	35,635
5.00%, 7/1/2039	410,000	412,138
Putnam County School District, General Obligation, FL Assured Guaranty, Inc., 5.00%, 7/1/2054 (c)	1,000,000	1,019,127
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	60,000	52,479
Series 2021, 4.00%, 5/1/2051	135,000	111,991
Saltleaf Community Development District, Special Assessment, FL:
5.63%, 5/1/2044	340,000	345,141
6.00%, 5/1/2056	1,000,000	1,001,673
Sarasota County Public Hospital District Revenue, FL 5.00%, 7/1/2041	1,000,000	1,018,253
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	1,300,000	1,079,656
Security Description	Principal Amount	Value
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	$100,000	$99,632
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,376,565
Series A, 5.50%, 11/15/2049	1,515,000	1,398,274
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	942,913
Series A, 4.00%, 12/15/2041	750,000	664,085
Series A, 4.00%, 12/15/2046	750,000	613,115
Series A, 4.00%, 12/15/2050	1,000,000	768,314
Tolomato Community Development District, Special Assessment, FL Series A-2, 4.25%, 5/1/2037	1,100,000	1,096,321
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	573,240
V-Dana Community Development District, Special Assessment, FL 5.55%, 5/1/2055	245,000	238,065
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,760,000	1,659,112
Village Community Development District No. 13, Special Assessment, FL 3.70%, 5/1/2050	1,885,000	1,468,415
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,820,000	2,843,942
Village Community Development District No. 15, Special Assessment, FL:
4.55%, 5/1/2044 (a)	995,000	954,549
5.00%, 5/1/2043 (a)	1,250,000	1,268,249
5.25%, 5/1/2054 (a)	1,510,000	1,477,546
Village Community Development District No. 16, Special Assessment, FL 4.88%, 5/1/2045	1,620,000	1,617,765
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	126,616
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	1,000,000	988,613
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	$790,000	$797,034
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	460,000	468,978
		180,599,697
GEORGIA — 2.0%
Atlanta Development Authority Revenue, GA:
Series 1, Class A, Zero Coupon, 12/15/2048 (a) (e)	1,890,000	1,706,231
Series A, 6.00%, 7/1/2055 (a)	750,000	761,516
Series A1, 6.50%, 1/1/2029 (d)	350,000	157,500
Series A1, 6.75%, 1/1/2035 (d)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (d)	500,000	225,000
Atlanta Development Authority, Special Obligation, GA:
Series A, 5.00%, 4/1/2034 (a)	2,950,000	3,000,871
Series A, 5.50%, 4/1/2039 (a)	2,350,000	2,398,785
Augusta Development Authority Revenue, GA 4.00%, 7/1/2037	105,000	104,415
Bartow County Tax Allocation District No. 3, Special Obligation, GA Zero Coupon, 4/1/2051 (a) (e)	5,000,000	3,908,733
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	3,495,000	3,271,565
Series D, 4.13%, 11/1/2045	435,000	407,190
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (a)	1,250,000	1,236,306
Development Authority of The City of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (a)	2,500,000	2,193,923
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	685,998
Series A, 5.25%, 10/1/2049	115,000	88,533
Fayette County Development Authority Revenue, GA 5.25%, 10/1/2054	2,310,000	2,318,291
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (a)	6,350,000	5,041,830
5.00%, 7/1/2042	1,000,000	1,000,546
Security Description	Principal Amount	Value
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	$1,330,000	$1,150,531
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (a)	1,850,000	1,785,644
Series A, 4.00%, 1/1/2054	3,495,000	2,876,448
Series B, 5.00%, 1/1/2054 (a)	1,500,000	1,381,145
Georgia Local Government, Certificate Participation, GA Series A, National Public Finance Guarantee Corp., 4.75%, 6/1/2028 (c)	629,000	642,382
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (a)	250,000	252,733
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	7,750,000	7,733,365
Series A, 5.00%, 5/15/2043	2,500,000	2,518,340
Series A, 5.00%, 5/15/2049	1,500,000	1,510,868
Series A, 5.50%, 9/15/2026	205,000	207,005
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 7/1/2060	635,000	626,573
Series B, 5.00%, 1/1/2048	850,000	844,311
Series A, 5.50%, 7/1/2060	170,000	170,015
Series A, 5.50%, 7/1/2063	2,500,000	2,541,807
Savannah Georgia Convention Center Authority Revenue, GA:
Series B, 5.50%, 6/1/2040 (a)	1,265,000	1,271,676
Series B, 6.00%, 6/1/2050 (a)	2,735,000	2,662,374
		57,449,700
GUAM — 0.3%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	3,780,000	3,782,327
Series A, 5.25%, 7/1/2042	750,000	797,320
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2040	450,000	473,655
Series A, 5.00%, 10/1/2041	425,000	443,982
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	457,232
Series A, 5.00%, 12/1/2046	2,750,000	2,763,587
Series G, 5.25%, 1/1/2038	950,000	1,029,702
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	125,000	130,549
		9,878,354
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
HAWAII — 0.3%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	$2,000,000	$1,684,946
Series B, AMT, 4.00%, 3/1/2037	5,000,000	4,807,512
5.00%, 7/1/2039 (a)	1,000,000	980,735
Series A, 5.00%, 1/1/2045 (a)	750,000	670,262
6.00%, 7/1/2028 (a)	355,000	361,359
		8,504,814
IDAHO — 0.3%
Avimor Community Infrastructure District No. 1, Special Assessment, ID 5.88%, 9/1/2053 (a)	159,000	160,923
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (a)	1,000,000	960,072
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	602,919
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (a)	2,171,000	2,068,940
6.25%, 9/1/2053 (a)	1,740,000	1,774,429
6.25%, 9/1/2054 (a)	1,950,000	1,996,066
		7,563,349
ILLINOIS — 7.2%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	253,234
6.10%, 4/1/2036	45,000	45,708
Chicago Board of Education, General Obligation, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (c)	225,000	211,736
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (c)	100,000	90,520
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2031 (c)	1,060,000	841,528
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (c)	830,000	751,320
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2029 (c)	620,000	538,441
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2030 (c)	220,000	182,760
Series A, 4.00%, 12/1/2047	6,750,000	5,392,256
Security Description	Principal Amount	Value
Series B, 4.00%, 12/1/2035	$200,000	$187,980
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2028 (c)	150,000	156,825
Series A, 5.00%, 12/1/2030	1,935,000	1,974,146
Series A, 5.00%, 12/1/2031	600,000	607,135
Series A, 5.00%, 12/1/2033	6,000,000	6,101,035
Series A, 5.00%, 12/1/2034	3,315,000	3,344,940
Series A, 5.00%, 12/1/2035	1,500,000	1,500,524
Series A, 5.00%, 12/1/2036	3,550,000	3,551,245
Series A, 5.00%, 12/1/2037	150,000	148,848
Series A, 5.00%, 12/1/2039	910,000	887,124
Series A, 5.00%, 12/1/2042	1,330,000	1,256,551
Series A, 5.00%, 12/1/2047	1,875,000	1,699,741
Series B, 5.00%, 12/1/2029	100,000	102,670
Series B, 5.00%, 12/1/2031	8,250,000	8,449,586
Series B, 5.00%, 12/1/2033	340,000	342,916
Series B, 5.00%, 12/1/2034	410,000	399,285
Series C, 5.00%, 12/1/2030	3,780,000	3,807,086
Series C, 5.00%, 12/1/2034	5,080,000	5,081,243
Series D, 5.00%, 12/1/2027	2,400,000	2,438,056
Series D, 5.00%, 12/1/2046	6,700,000	6,118,526
Series G, 5.00%, 12/1/2034	2,400,000	2,386,475
Series H, 5.00%, 12/1/2036	1,300,000	1,254,089
Series H, 5.00%, 12/1/2046	1,500,000	1,369,832
Series E, 5.13%, 12/1/2032	765,000	758,853
Series C, 5.25%, 12/1/2035	725,000	701,834
Series A, National Public Finance Guarantee Corp., 5.50%, 12/1/2026 (c)	310,000	313,139
Series A, 5.88%, 12/1/2047	10,225,000	10,323,834
Series A, 6.00%, 12/1/2049	3,100,000	3,167,954
Series B, 6.00%, 12/1/2037	2,000,000	2,177,710
Series A, 6.25%, 12/1/2050	5,405,000	5,660,073
Chicago O'Hare International Airport Revenue, IL:
Series B, Assured Guaranty, Inc., 4.00%, 1/1/2053 (c)	300,000	256,602
Series D, 5.00%, 1/1/2034	4,000,000	4,501,276
City of Chicago, General Obligation, IL:
Series B, 4.00%, 1/1/2038	4,209,000	3,846,582
Series A, National Public Finance Guarantee Corp., 5.00%, 1/1/2044	6,200,000	5,981,401
Series B, 5.00%, 1/1/2034	5,000,000	5,198,600
Series C, 5.00%, 1/1/2038	885,000	885,092
Series A, 5.25%, 1/1/2045	3,700,000	3,640,273
Series A, 5.50%, 1/1/2039	2,800,000	2,900,753
Series A, 5.50%, 1/1/2040	2,720,000	2,805,245
Series A, 5.50%, 1/1/2049	305,000	299,468
Series A, Build America Mutual Assurance Corp., 6.00%, 1/1/2046 (c)	5,000,000	5,403,803
Series A, 6.00%, 1/1/2050	4,000,000	4,130,512
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (a)	$440,000	$425,429
4.00%, 12/1/2040	250,000	250,584
Series C, 4.25%, 8/1/2042	1,050,000	931,938
Series A, 4.50%, 8/1/2033 (a)	1,275,000	1,311,591
5.00%, 5/15/2033	1,855,000	1,815,252
5.00%, 5/15/2040 (d)	1,070,666	10,707
Series A, 5.00%, 11/1/2036	1,000,000	1,065,245
Series A, 5.00%, 8/1/2042	580,000	574,485
Series A, 5.00%, 7/1/2051 (a)	1,000,000	708,052
Series A, 5.13%, 10/1/2035 (a)	120,000	121,625
Series A, 5.25%, 5/1/2038	1,030,000	1,013,769
Series A, 5.25%, 8/1/2038 (a)	300,000	317,272
5.50%, 4/1/2032	500,000	500,169
5.75%, 10/1/2045 (a)	500,000	492,728
Series A, 5.88%, 9/1/2046 (a)	1,900,000	1,867,056
6.00%, 10/1/2050 (a)	1,325,000	1,290,590
Series A, 6.00%, 4/1/2038 (a)	1,175,000	1,194,553
Series A, 6.00%, 10/1/2045 (a)	470,000	475,412
Series A, 6.13%, 4/1/2049 (a)	500,000	494,665
Series A, 6.13%, 10/1/2050 (a)	425,000	425,483
Series A, 6.13%, 4/1/2058 (a)	1,390,000	1,347,099
Series A, 6.50%, 3/1/2055	611,986	541,999
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	1,000,000	1,130,729
Metropolitan Pier & Exposition Authority Revenue, IL:
Assured Guaranty, Inc., Zero Coupon, 6/15/2027 (c)	125,000	120,524
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2029 (c)	105,000	94,509
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (c)	3,000,000	2,652,823
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2030 (c)	10,555,000	8,982,826
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2031 (c)	215,000	179,242
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2034 (c)	190,000	139,381
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2034 (c)	220,000	157,768
Security Description	Principal Amount	Value
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2035 (c)	$140,000	$95,414
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2037 (c)	650,000	408,125
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2039 (c)	200,000	109,926
Series A, Zero Coupon, 6/15/2041	500,000	252,932
Series B, Zero Coupon, 12/15/2041	395,000	195,389
Series B, Zero Coupon, 12/15/2051	2,200,000	599,739
Series A, 4.00%, 12/15/2042	13,500,000	12,721,975
Series A, 5.00%, 6/15/2050	8,000,000	7,961,294
Series A, 5.00%, 6/15/2053	4,000,000	3,926,603
Series B, 5.00%, 12/15/2040	25,000	25,012
Series B, 5.00%, 6/15/2042	205,000	210,637
Series B, 5.00%, 6/15/2052	2,395,000	2,359,046
Series B, 5.00%, 6/15/2053	1,000,000	981,651
Series B, National Public Finance Guarantee Corp., 5.50%, 6/15/2029 (c)	1,105,000	1,149,566
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	210,329
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	106,427
Sales Tax Securitization Corp. Revenue, IL Series C, 5.00%, 1/1/2038	2,320,000	2,413,053
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	469,896
Series D, 3.00%, 6/15/2031	710,000	689,683
Series A, 5.00%, 6/15/2027	250,000	251,077
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	140,035
4.00%, 6/1/2032	1,820,000	1,820,370
Series C, 4.00%, 10/1/2043	5,000,000	4,510,552
Series B, 4.25%, 5/1/2046	5,750,000	5,196,178
5.00%, 1/1/2029	1,000,000	1,001,574
5.00%, 11/1/2034	120,000	120,913
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	240,566
Series A, 5.50%, 12/1/2043	115,000	112,193
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty, Inc., 5.00%, 12/1/2040 (c)	190,000	191,146
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	$340,000	$260,613
		203,791,784
INDIANA — 0.4%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (d) (g)	702,697	7
City of Valparaiso Revenue, IN:
AMT, 4.50%, 1/1/2034 (a)	405,000	411,194
AMT, 4.88%, 1/1/2044 (a)	2,610,000	2,623,418
Series A, 6.25%, 10/1/2050 (a)	1,000,000	992,017
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	98,641
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	165,050
Series 2, 4.00%, 10/1/2036	640,000	649,137
Series A, 4.50%, 7/1/2053	250,000	179,669
5.00%, 10/1/2042	1,170,000	1,061,695
Series A, 5.00%, 6/1/2053	1,500,000	1,420,493
Series A, AMT, 6.75%, 5/1/2039	275,000	305,033
AMT, 7.00%, 3/1/2039 (a) (d)	500,000	25,000
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series E, 6.00%, 3/1/2053	1,000,000	1,028,949
Series F, 7.75%, 3/1/2067	1,725,000	1,874,298
		10,834,601
IOWA — 0.5%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	3,000,000	3,000,194
Series A, 5.00%, 5/15/2036	1,250,000	1,250,776
Series A, 5.00%, 5/15/2039	65,000	66,698
Series A, 5.00%, 5/15/2041	545,000	545,008
Series A, 5.00%, 5/15/2043	935,000	922,623
Series A, 5.00%, 5/15/2044	80,000	79,672
Series A, 5.00%, 5/15/2047	415,000	390,395
Series A, 5.13%, 5/15/2059	1,350,000	1,238,403
5.75%, 10/1/2055	1,500,000	1,513,541
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Class 2, Zero Coupon, 6/1/2065	5,075,000	689,988
Series A2, Class 1, 4.00%, 6/1/2049	4,175,000	3,559,239
		13,256,537
Security Description	Principal Amount	Value
KANSAS — 0.4%
City of Garden City Revenue, KS 4.25%, 6/1/2033 (a)	$1,000,000	$991,406
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	539,346
City of Manhattan Revenue, KS:
Series A, 5.50%, 6/1/2055	1,250,000	1,242,562
Series A, 5.50%, 6/1/2060	1,000,000	983,083
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (d)	200,000	52,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	629,729
Series I, 5.00%, 5/15/2033	350,000	351,273
Series VIII, 5.75%, 5/15/2045	1,500,000	1,483,010
Series A, 6.75%, 6/1/2060	1,730,000	1,756,779
Wyandotte County-Kansas City Unified Government Revenue, KS National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (c)	160,000	150,265
Wyandotte County-Kansas City Unified Government, Special Obligation, KS 5.75%, 3/1/2041 (a)	2,500,000	2,525,315
		10,704,768
KENTUCKY — 1.0%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (a)	2,875,000	2,794,363
Series A, AMT, 4.70%, 1/1/2052 (a)	3,940,000	3,608,136
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	211,455
Floyd County School District Finance Corp. Revenue, KY State Intercept, 3.50%, 8/1/2033	235,000	231,432
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty, Inc., 4.00%, 12/1/2041 (c)	500,000	483,735
Series A, 5.00%, 6/1/2037	1,520,000	1,523,432
Series A, 5.00%, 6/1/2045	2,500,000	2,470,729
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2045 (c)	550,000	553,940
Series A, 5.25%, 6/1/2050	100,000	97,098
5.50%, 11/15/2035	105,000	104,235
Kentucky Municipal Power Agency Revenue, KY:
Series A, National Public Finance Guarantee Corp., 4.00%, 9/1/2039 (c)	780,000	723,774
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2042 (c)	$125,000	$125,054
Kentucky Public Energy Authority Revenue, KY:
Series A, 5.00%, 5/1/2055 (b)	4,500,000	4,717,455
Series A, VRN, 5.25%, 6/1/2055 (b)	6,510,000	6,889,407
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, Assured Guaranty, Inc., 5.00%, 5/15/2047 (c)	1,000,000	1,010,573
Series A, 5.00%, 5/15/2052	2,000,000	1,887,894
		27,432,712
LOUISIANA — 1.2%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	2,007,669
City of Shreveport Water & Sewer Revenue, LA:
Series B, Assured Guaranty, Inc., 3.00%, 12/1/2035 (c)	200,000	188,213
Series B, Assured Guaranty, Inc., 4.00%, 12/1/2041 (c)	480,000	459,942
Series C, Build America Mutual Assurance Corp., 4.00%, 12/1/2033 (c)	365,000	365,559
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2036 (c)	260,000	265,684
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (a)	1,175,000	1,178,246
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,151,691
4.00%, 11/1/2046 (a)	875,000	773,409
5.00%, 11/15/2037 (a)	1,000,000	1,025,149
Series A, 5.00%, 1/1/2049	1,500,000	1,153,598
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,009
5.00%, 5/15/2046	1,000,000	1,001,958
Series A, 5.00%, 6/1/2039 (a)	1,300,000	1,278,535
Series A, 5.00%, 6/1/2041 (a)	2,350,000	2,000,918
Series A, 5.00%, 7/1/2043	1,000,000	1,025,936
Series A, 5.00%, 12/15/2043 (a)	1,350,000	1,312,004
Series A, 5.00%, 7/1/2046	500,000	500,027
Series A, 5.00%, 7/1/2047	2,000,000	2,004,005
Series A, 5.00%, 7/1/2051	385,000	373,103
5.25%, 10/1/2046 (b) (e)	2,590,000	2,611,394
Security Description	Principal Amount	Value
5.63%, 6/1/2037 (a)	$420,000	$431,320
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,051,986
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	2,000,000	2,053,461
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	2,395,000	2,620,422
Series 2010-A, 6.35%, 10/1/2040 (a)	2,000,000	2,163,654
Plaquemines Port Harbor & Terminal District Revenue, LA Series A, 9.00%, 12/1/2044 (a)	1,000,000	867,298
		32,870,190
MAINE — 0.2%
Finance Authority of Maine Revenue, ME:
AMT, 4.63%, 12/1/2047 (a) (b)	650,000	671,538
Series R-3, AMT, 5.00%, 8/1/2035 (a)	2,150,000	2,242,017
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	82,277
Series A, 4.00%, 7/1/2046	310,000	240,749
Series A, 5.00%, 7/1/2046	2,045,000	1,870,480
Town of Rumford Revenue, ME 6.88%, 10/1/2026	525,000	526,211
		5,633,272
MARYLAND — 1.0%
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,329,368
5.00%, 9/1/2027	305,000	309,256
5.00%, 9/1/2028	750,000	759,898
5.00%, 9/1/2031	500,000	505,236
5.00%, 9/1/2039	1,250,000	1,250,334
5.00%, 6/1/2045 (a)	825,000	813,311
5.00%, 9/1/2046	250,000	235,858
5.00%, 6/1/2051	550,000	543,200
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,220,000	1,218,829
5.00%, 7/1/2036	474,000	480,624
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	503,820
Series B, 5.00%, 11/1/2042	2,105,000	2,081,095
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (a)	1,500,000	1,431,896
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	813,123
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (a)	$965,000	$834,401
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (a)	1,600,000	1,604,344
Maryland Economic Development Corp. Revenue, MD:
VRN, 5.00%, 7/1/2048 (a) (b)	1,000,000	1,065,891
Series A, 5.63%, 7/1/2043	1,500,000	1,586,582
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	470,000	453,883
4.00%, 9/1/2040	325,000	294,730
4.00%, 9/1/2050	2,520,000	2,052,928
4.38%, 7/1/2036	1,155,000	1,132,793
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	415,857
Series A, 5.00%, 7/1/2038	100,000	100,262
Series A, 5.00%, 5/15/2045	2,690,000	2,703,229
Series A, 5.50%, 1/1/2031	100,000	101,573
Series A, 5.50%, 1/1/2036	3,500,000	3,543,504
		28,165,825
MASSACHUSETTS — 1.4%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	100,033
5.00%, 6/15/2054	500,000	460,369
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,128,029
Series B, 4.00%, 6/1/2035	2,275,000	2,115,036
Series D, 4.00%, 7/1/2045	350,000	310,375
4.13%, 10/1/2042 (a)	500,000	465,947
5.00%, 7/1/2041	3,500,000	3,504,959
5.00%, 10/1/2043	950,000	910,348
5.00%, 7/1/2047	870,000	724,208
5.00%, 7/1/2051 (a)	750,000	605,708
5.00%, 10/1/2057 (a)	2,420,000	2,284,237
Series A, 5.00%, 10/1/2043	1,000,000	950,567
Series A, 5.00%, 7/1/2044 (a)	470,000	473,156
Series A, 5.00%, 7/1/2060 (a)	550,000	514,059
Series D, 5.00%, 7/1/2044	1,515,000	1,515,383
Series G, 5.00%, 7/1/2044	1,000,000	959,510
Series I, 5.00%, 7/1/2041	1,000,000	981,886
Series J2, 5.00%, 7/1/2048	2,100,000	2,094,247
Series L, 5.00%, 7/1/2044	500,000	500,864
Series A, 5.25%, 7/1/2034	10,000	9,479
Series G, 5.25%, 7/1/2052	2,500,000	2,403,722
Series N-1, 5.25%, 7/1/2050	2,000,000	2,006,051
Series A, 5.50%, 7/1/2044	325,000	295,037
Series A, 5.50%, 8/15/2050	5,230,000	5,314,931
6.00%, 7/1/2050	3,000,000	3,150,088
Security Description	Principal Amount	Value
Series A, 6.00%, 10/1/2049	$1,000,000	$1,069,394
Series A-1, 6.50%, 7/15/2060 (a)	4,000,000	3,886,668
		39,734,291
MICHIGAN — 1.0%
City of Detroit Sewage Disposal System Revenue, MI Series B, National Public Finance Guarantee Corp., 5.50%, 7/1/2029 (c)	105,000	109,408
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,399,449
Series A, 5.00%, 4/1/2046	250,000	252,461
Detroit Downtown Development Authority, Special Obligation, MI 5.00%, 7/1/2048	1,435,000	1,466,967
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	875,433
Series A, 5.50%, 4/1/2039	3,000,000	2,855,836
Kalamazoo Economic Development Corp. Revenue, MI:
Series B-3, 3.90%, 8/15/2031 (a)	1,000,000	985,509
Series A, 5.00%, 5/15/2055	3,000,000	2,695,159
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,617,101
Series A, Class 1, 4.00%, 6/1/2049	6,000,000	5,050,142
4.40%, 4/1/2031 (a)	100,000	91,871
4.90%, 4/1/2041 (a)	260,000	206,447
Series A, 5.00%, 11/15/2048	2,350,000	2,371,571
5.25%, 2/1/2027	110,000	111,064
5.50%, 2/28/2057	2,590,000	2,636,078
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (b)	1,000,000	1,000,027
AMT, 5.00%, 6/30/2030	35,000	36,166
AMT, 5.00%, 6/30/2031	665,000	685,596
AMT, 5.00%, 12/31/2032	550,000	565,289
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	715,000	86,211
Series C, Zero Coupon, 6/1/2058	20,900,000	458,201
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	$1,000,000	$789,367
		27,345,353
MINNESOTA — 0.8%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	144,160
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	337,815
Series A, 5.00%, 7/1/2056	2,125,000	1,736,036
Series A, 5.38%, 8/1/2050	1,000,000	970,420
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	92,770
City of Minneapolis Revenue, MN:
Series A, 4.00%, 11/15/2037	3,000,000	2,911,361
Series A, 5.00%, 12/1/2047 (a)	300,000	265,323
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	906,802
Series A, 5.00%, 8/1/2048	1,050,000	840,083
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	122,607
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	144,994
City of Woodbury Revenue, MN:
5.50%, 6/1/2055 (a)	1,635,000	1,516,385
5.50%, 6/1/2063 (a)	2,060,000	1,875,764
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,504,934
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	891,602
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	194,734
Series A, 5.00%, 12/1/2041	500,000	500,741
Series A, 5.00%, 9/1/2043	1,315,000	1,301,224
Series A, 5.00%, 11/15/2047	995,000	965,835
5.25%, 3/1/2043 (a)	1,205,000	1,200,420
5.50%, 3/1/2053 (a)	1,765,000	1,723,658
Minnesota Agricultural & Economic Development Board Revenue, MN 5.25%, 1/1/2047	1,000,000	1,043,165
St. Paul Port Authority Revenue, MN Series 7, 4.50%, 10/1/2037 (a)	255,000	245,266
Security Description	Principal Amount	Value
Woodbury Housing & Redevelopment Authority Revenue, MN 5.00%, 12/1/2029	$185,000	$185,123
		22,621,222
MISSISSIPPI — 0.3%
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	320,105
Mississippi Development Bank Revenue, MS:
Assured Guaranty, Inc., 3.50%, 9/1/2034 (c)	300,000	290,361
4.00%, 10/1/2035 (a)	500,000	450,683
4.00%, 10/1/2041 (a)	1,000,000	814,700
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,103,649
Series A, 5.00%, 9/1/2046	1,500,000	1,470,601
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	630,739
Series A, 5.00%, 10/15/2036	500,000	515,718
		7,596,556
MISSOURI — 1.0%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	288,010
4.00%, 3/1/2041	120,000	116,590
4.00%, 3/1/2046	100,000	93,209
Cape Girardeau County Industrial Development Authority, Special Obligation, MO 5.75%, 5/1/2054 (a)	3,000,000	2,780,898
City of Jennings Revenue, MO 5.00%, 11/1/2049 (d)	105,050	12,606
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (a)	15,000	14,643
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	112,093
5.00%, 8/1/2030	530,000	498,522
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,727,931
4.00%, 6/1/2053	450,000	387,989
4.25%, 8/1/2035	280,000	273,192
4.25%, 12/1/2042 (a)	450,000	402,264
Series A, 5.00%, 2/1/2036	670,000	670,390
Series A, 5.00%, 2/1/2042	115,000	116,380
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (a)	$1,000,000	$993,599
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	573,964
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,625,000	1,401,452
Series A, 5.50%, 6/15/2042 (a)	500,000	467,587
Series A, 5.63%, 6/15/2053 (a)	400,000	345,336
Series A, 5.75%, 6/15/2054	500,000	502,557
Kansas City Industrial Development Authority Revenue, MO:
Series A-1, 5.00%, 6/1/2046 (a)	1,950,000	1,946,210
Series B, 5.00%, 11/15/2046 (d)	327,102	3
6.00%, 1/1/2048 (a)	1,275,000	1,289,375
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,786,412
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	738,643
Series A, 5.00%, 8/15/2051	1,000,000	881,665
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	423,436
Missouri Development Finance Board Revenue, MO:
Series C, 3.50%, 3/1/2031	265,000	258,835
Series A, 6.00%, 6/15/2040 (a)	2,400,000	2,390,909
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	150,041
5.00%, 9/1/2048	2,500,000	2,444,608
Series A, 5.00%, 9/1/2038	350,000	356,023
Series A, 5.25%, 9/1/2045 (a)	3,000,000	3,000,814
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	210,254
		28,656,440
Security Description	Principal Amount	Value
MONTANA — 0.1%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	$1,150,000	$1,158,457
Series A, VRN, 3.90%, 3/1/2031 (b)	680,000	679,998
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	91,788
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	325,721
		2,255,964
NEBRASKA — 0.1%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	723,801
Series A, 5.00%, 9/1/2036	1,140,000	1,185,329
		1,909,130
NEVADA — 0.4%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	243,643
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	146,524
City of Las Vegas Special Improvement District No. 817, Special Assessment, NV 6.00%, 6/1/2053	1,000,000	1,041,527
City of Reno Revenue, NV Series C, Zero Coupon, 7/1/2058 (a)	6,500,000	1,012,019
City of Reno, Special Assessment, NV 5.25%, 6/1/2054 (a)	500,000	488,547
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	118,609
Series A, 4.00%, 6/15/2035	500,000	504,791
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	358,769
Sparks Tourism Improvement District No. 1 Revenue, NV 3.88%, 6/15/2028	500,000	501,509
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (a)	405,000	405,076
Series A, 5.00%, 12/15/2038 (a)	750,000	750,005
Series B, AMT, VRN, 12.00%, 1/1/2065 (a) (b)	1,880,000	996,400
State of Nevada Department of Business & Industry, NV:
5.75%, 2/15/2038 (a)	1,001,791	10
5.88%, 12/15/2027 (a)	403,044	4
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 12/15/2037 (a)	$1,780,571	$18
6.95%, 2/15/2038 (a)	895,855	9
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,553,044
		10,120,504
NEW HAMPSHIRE — 1.4%
New Hampshire Business Finance Authority Revenue, NH:
Zero Coupon, 12/15/2032 (a)	1,185,000	758,697
Zero Coupon, 12/15/2033 (a)	836,000	504,109
Zero Coupon, 12/15/2034 (a)	1,700,000	959,993
Series 2, Class A, 3.63%, 8/20/2039	6,900,546	6,485,077
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	4,950,000	4,032,133
4.00%, 1/1/2051	1,330,000	1,072,292
Series 1-A, 4.13%, 1/20/2034	3,166,772	3,174,545
Series 2022-1, 4.38%, 9/20/2036	189,965	191,041
Series C, AMT, 4.88%, 11/1/2042 (a)	1,855,000	1,656,719
5.00%, 7/1/2041 (a)	1,855,000	1,700,938
5.25%, 12/1/2035 (a)	4,000,000	3,974,190
5.38%, 12/15/2035 (a)	3,069,000	3,068,590
5.88%, 12/1/2032 (a)	1,000,000	1,000,612
5.88%, 12/15/2033 (a)	3,424,000	3,377,626
5.95%, 12/1/2031 (a)	867,000	866,859
6.00%, 12/1/2031 (a)	1,578,000	1,579,539
6.50%, 12/1/2034 (a)	2,500,000	2,501,556
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 10/1/2038	1,000,000	945,646
5.00%, 10/1/2038	2,000,000	2,008,664
		39,858,826
NEW JERSEY — 2.2%
Bayonne Redevelopment Agency Revenue, NJ Series A, 5.38%, 11/1/2035	345,000	304,281
New Jersey Economic Development Authority Revenue, NJ:
Series B, Assured Guaranty, Inc., Zero Coupon, 7/1/2027 (c)	160,000	153,588
Series A, 3.38%, 7/1/2030	555,000	551,112
Series C, 4.00%, 6/15/2047	155,000	142,580
Series MMM, 4.00%, 6/15/2036	335,000	337,596
Series QQQ, 4.00%, 6/15/2050	210,000	188,839
Series A, 4.13%, 7/1/2030	110,000	105,506
Series XX, 4.38%, 6/15/2027	175,000	175,123
Security Description	Principal Amount	Value
AMT, 5.00%, 10/1/2037	$100,000	$101,209
Series A, 5.00%, 6/1/2036	490,000	490,145
Series A, 5.00%, 11/1/2044	500,000	513,408
Series A, 5.00%, 6/15/2047	510,000	514,650
Series C, 5.00%, 6/15/2047	365,000	368,328
5.25%, 9/15/2029	35,000	35,041
5.25%, 1/1/2044	750,000	718,986
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,503,477
AMT, 6.63%, 1/1/2045 (a)	4,500,000	4,701,436
New Jersey Economic Development Authority, NJ Zero Coupon, 11/1/2031 (g)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	455,739
Series G, 3.50%, 7/1/2031	215,000	214,875
Series B, 5.00%, 9/1/2036	300,000	301,732
Series B, 5.50%, 9/1/2032	150,000	151,407
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	506,668
4.00%, 7/1/2048	175,000	146,475
5.00%, 7/1/2041	2,000,000	1,990,893
Series A, 5.00%, 7/1/2043	1,500,000	1,504,717
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2030	265,000	227,414
Series A, Zero Coupon, 12/15/2033	285,000	217,209
Series A, Zero Coupon, 12/15/2035	765,000	533,419
Series C, American Municipal Bond Assurance Corp., Zero Coupon, 12/15/2028 (c)	70,000	64,510
Series AA, 4.00%, 6/15/2040	2,660,000	2,638,577
Series AA, 4.00%, 6/15/2042	3,050,000	2,980,923
Series BB, 4.00%, 6/15/2036	200,000	201,560
Series BB, 4.00%, 6/15/2044	4,140,000	3,942,667
Series A, 5.00%, 12/15/2028	100,000	106,143
Series AA, American Municipal Bond Assurance Corp., 5.00%, 6/15/2045	1,750,000	1,804,245
Series AA, 5.00%, 6/15/2046	1,255,000	1,281,575
Series AA, 5.00%, 6/15/2050	3,375,000	3,469,326
Series BB, 5.00%, 6/15/2046	3,250,000	3,383,173
Series BB, 5.00%, 6/15/2050	500,000	532,853
Series AA, 5.25%, 6/15/2043	1,000,000	1,033,102
Series AA, 5.25%, 6/15/2050	1,940,000	2,029,777
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	1,000,000	992,776
Series B, 5.00%, 1/1/2034	1,220,000	1,381,940
Series A, 5.25%, 1/1/2050	1,530,000	1,622,106
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.25%, 1/1/2055	$1,665,000	$1,742,203
Newark Housing Authority Revenue, NJ National Public Finance Guarantee Corp., 5.00%, 1/1/2032 (c)	435,000	461,683
South Jersey Port Corp. Revenue, NJ Series B, AMT, 5.00%, 1/1/2036	150,000	152,620
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	181,905
Series A, 5.00%, 6/1/2046	5,780,000	5,621,453
Series B, 5.00%, 6/1/2046	6,480,000	6,201,006
Series A, 5.25%, 6/1/2046	3,105,000	3,091,001
		63,072,977
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,711,652
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	321,379
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	120,000	120,225
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	444,367
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (a)	4,000,000	3,773,723
		7,371,346
NEW YORK — 6.3%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	251,352
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	146,634
Series A, 5.00%, 7/15/2042	4,250,000	4,259,647
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	499,244
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (a)	265,000	265,359
5.00%, 11/1/2039	90,358	72,286
5.00%, 8/1/2047	1,040,000	970,461
Series A, 5.00%, 6/1/2047 (a)	150,000	137,869
Series A, 5.00%, 6/15/2051 (a)	1,500,000	1,334,822
Security Description	Principal Amount	Value
Series B-1, 5.00%, 6/1/2055 (a)	$1,215,000	$972,474
5.25%, 11/1/2034	90,428	72,342
Series A, 5.25%, 6/15/2043 (a)	1,050,000	1,057,649
Series A, 5.25%, 6/15/2045	500,000	495,958
Series A1, 5.25%, 6/1/2040 (a)	720,000	699,355
Series A, 5.38%, 10/15/2055 (a)	2,000,000	1,868,319
5.50%, 11/1/2044	323,314	258,652
5.50%, 9/1/2045 (a)	2,970,000	2,918,637
Series A, 5.50%, 6/15/2050	1,000,000	977,123
Series A1, 5.50%, 6/1/2055 (a)	610,000	527,728
5.75%, 6/1/2042 (a)	1,000,000	1,010,518
Series A, 7.00%, 12/15/2055 (a)	4,000,000	4,024,066
Series A, 7.00%, 12/15/2065 (a)	3,000,000	2,987,089
Series B, 7.00%, 4/15/2053 (a)	2,000,000	2,032,838
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	601,295
County of Sullivan, Special Assessment, NY Series A-2, 5.35%, 11/1/2049 (a)	2,000,000	2,000,259
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2049	400,000	344,256
Series A, 5.00%, 7/1/2045	1,000,000	1,000,106
Series A, 5.00%, 7/1/2051	800,000	777,751
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (a)	20,250,000	2,482,237
Series A, 5.00%, 6/1/2038	175,000	159,871
Series A, 5.00%, 6/1/2045	3,635,000	2,944,491
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,775,000	530,405
Series A, 5.00%, 1/1/2056	3,500,000	2,805,396
Series C, 5.63%, 1/1/2055 (b) (e)	620,000	552,252
Hempstead Town Local Development Corp. Revenue, NY:
Series A, 5.25%, 6/15/2052	1,000,000	938,548
Series A, 5.53%, 2/1/2040	850,000	834,365
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	$2,800,000	$2,748,786
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	467,020
Series A, 5.00%, 9/1/2038	485,000	514,431
Series A, 5.00%, 9/1/2049	2,500,000	2,589,859
Metropolitan Transportation Authority Revenue, NY:
Series C-2, Zero Coupon, 11/15/2032	300,000	239,091
Series D, 3.00%, 11/15/2032	215,000	201,801
Series C1, 3.25%, 11/15/2036	290,000	254,246
Series A-2, 4.00%, 11/15/2042	1,375,000	1,300,049
Series D, 4.00%, 11/15/2042	6,120,000	5,761,614
Series E, 4.00%, 11/15/2045	1,500,000	1,364,489
Series A-1, 5.00%, 11/15/2047	520,000	526,545
Series B, 5.00%, 11/15/2037	625,000	629,244
Monroe County Industrial Development Corp. Revenue, NY:
Series A, 3.00%, 12/1/2040	1,000,000	797,450
Series A, 4.00%, 12/1/2038	3,600,000	3,444,426
5.00%, 1/1/2040	590,000	571,932
5.00%, 1/1/2050	500,000	435,601
Series A, 5.00%, 7/1/2054 (a)	2,000,000	1,751,336
Series A, 5.00%, 7/1/2059 (a)	1,000,000	861,529
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	1,000,000	993,398
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	690,714
Series A, 5.00%, 7/1/2043	1,240,000	1,118,696
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A-3, 5.00%, 6/1/2035	2,385,000	1,765,271
Series A-3, 5.13%, 6/1/2046	1,380,000	973,950
Series A2, 5.25%, 6/1/2026 (b)	1,214,867	1,062,425
New York City Housing Development Corp. Revenue, NY:
Series E, Class E, 4.38%, 12/15/2031	440,000	447,583
Series F, Class F, 5.25%, 12/15/2031	500,000	513,084
New York City Industrial Development Agency Revenue, NY:
Assured Guaranty, Inc., Zero Coupon, 3/1/2033 (c)	530,000	411,724
Security Description	Principal Amount	Value
Assured Guaranty, Inc., Zero Coupon, 3/1/2036 (c)	$340,000	$228,170
Assured Guaranty, Inc., Zero Coupon, 3/1/2045 (c)	575,000	226,926
5.75%, 10/1/2037 (d)	1,000,000	630,000
New York Convention Center Development Corp. Revenue, NY Series B, Zero Coupon, 11/15/2045	700,000	264,807
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,313,574
Series A, 5.00%, 6/1/2045	1,000,000	767,030
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	10,000,000	804,448
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	260,000	259,794
Series C, 3.75%, 6/1/2045	225,000	163,844
Series A-2B, 5.00%, 6/1/2045	1,000,000	856,312
New York Energy Finance Development Corp. Revenue, NY 5.00%, 7/1/2056 (b)	2,000,000	2,041,778
New York Liberty Development Corp. Revenue, NY:
Class 1-3, 5.00%, 11/15/2044 (a)	14,300,000	14,300,392
Class 2-3, 5.15%, 11/15/2034 (a)	4,145,000	4,145,467
Class 3-3, 7.25%, 11/15/2044 (a)	2,815,000	2,817,351
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,610,016
Series A, 3.00%, 7/1/2033	2,150,000	1,833,276
Series A, 4.00%, 9/1/2045	2,500,000	2,128,858
Series A, 4.00%, 9/1/2050	565,000	476,852
5.00%, 12/1/2032 (a)	1,100,000	1,075,529
5.00%, 12/1/2037 (a)	1,000,000	925,610
Series A, 5.00%, 8/1/2032	130,000	133,391
Series A, 5.00%, 7/1/2040	1,305,000	1,305,850
Series A, 5.00%, 7/1/2046	2,850,000	2,853,427
Series A, 5.00%, 7/15/2050	2,000,000	1,913,880
National Public Finance Guarantee Corp., 5.25%, 7/1/2031 (c)	265,000	275,852
5.25%, 10/1/2049	1,340,000	1,345,268
5.25%, 7/1/2050	2,000,000	1,981,630
Series A, 5.25%, 5/1/2054	3,215,000	3,270,277
American Municipal Bond Assurance Corp., 5.50%, 7/1/2035 (c)	235,000	247,678
Series A, 5.50%, 5/1/2056	1,750,000	1,791,016
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
New York State Environmental Facilities Corp. Revenue, NY Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	$570,000	$597,004
New York State Thruway Authority Revenue, NY:
Series N, 3.00%, 1/1/2049	510,000	373,811
Series B, 4.00%, 1/1/2038	1,870,000	1,856,327
Series B, 4.00%, 1/1/2041	3,350,000	3,276,724
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	85,000	84,740
AMT, 3.00%, 8/1/2031	1,030,000	979,458
Series A-P3, AMT, Assured Guaranty Inc., 4.00%, 7/1/2037 (c)	100,000	96,711
Series C, 4.00%, 12/1/2040	3,175,000	3,010,150
AMT, 5.00%, 8/1/2031	3,930,000	3,931,706
Series A-P3, AMT, 5.00%, 7/1/2030	170,000	170,163
Series A-P3, AMT, 5.00%, 7/1/2041	515,000	515,180
AMT, 5.25%, 8/1/2031	3,310,000	3,441,246
AMT, 5.38%, 8/1/2036	3,050,000	3,146,888
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (a)	250,000	268,189
Onondaga Civic Development Corp. Revenue, NY Series A, 5.38%, 8/1/2054	470,000	426,809
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	384,988
Suffolk Regional Off-Track Betting Corp. Revenue, NY:
5.75%, 12/1/2044	2,500,000	2,554,283
6.00%, 12/1/2053	1,500,000	1,525,223
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	408,556
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	121,509
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,644,469
Series A, AMT, 5.00%, 1/1/2032	100,000	78,174
Series A, AMT, 5.00%, 1/1/2033	150,000	115,831
Troy Capital Resource Corp. Revenue, NY Series A, 4.00%, 9/1/2040	2,375,000	2,254,195
TSASC, Inc. Revenue, NY:
Series B, 5.00%, 6/1/2045	2,000,000	1,848,624
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2048	$5,950,000	$5,450,533
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	314,000	296,919
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (a)	700,000	728,788
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	228,904
Series A, 4.50%, 7/1/2056 (a)	3,000,000	2,431,616
5.00%, 11/1/2046	2,665,000	2,444,740
Series A, 5.00%, 7/1/2036 (a)	2,015,000	2,061,436
6.25%, 11/1/2052	1,585,000	1,629,229
Series A, 6.38%, 12/1/2055 (a)	1,600,000	1,620,298
Series A, 6.50%, 12/1/2065 (a)	1,440,000	1,461,366
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	138,163
		179,839,201
NORTH CAROLINA — 1.0%
Nash Health Care Systems Revenue, NC 5.25%, 2/1/2055	1,000,000	1,014,035
North Carolina Department of Transportation Revenue, NC:
AMT, 5.00%, 12/31/2037	250,000	250,165
AMT, 5.00%, 6/30/2054	575,000	548,362
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	434,661
Series A, 4.00%, 3/1/2051	1,500,000	1,226,942
Series A, 4.00%, 11/1/2052	2,555,000	2,241,654
5.00%, 7/1/2045	500,000	453,331
Series A, 5.00%, 7/1/2044	500,000	493,545
Series A, 5.25%, 11/1/2046	4,705,000	4,825,448
Series A, 5.25%, 11/1/2050	5,000,000	5,021,050
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,300,000	1,273,432
Series A, Assured Guaranty, Inc., 5.00%, 1/1/2058 (c)	9,535,000	9,530,280
		27,312,905
NORTH DAKOTA — 0.3%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,511,278
4.00%, 12/1/2038	2,300,000	2,147,620
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	5,622,448
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
University of North Dakota, Certificate Participation, ND Series A, Assured Guaranty, Inc., 2.50%, 6/1/2054 (c)	$500,000	$302,841
		9,584,187
OHIO — 3.7%
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Class 2, Zero Coupon, 6/1/2057	20,000,000	1,458,404
Series B-2, Class 2, 5.00%, 6/1/2055	47,325,000	38,160,263
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	3,028,047
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	287,882
City of Cleveland Revenue, OH 5.38%, 9/15/2027	1,320,000	1,321,774
Cleveland-Cuyahoga County Port Authority Revenue, OH 5.50%, 12/1/2043	1,000,000	1,014,223
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (a)	1,050,000	829,580
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	620,945
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,932,950
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	178,663
5.50%, 2/15/2052	8,000,000	7,774,675
County of Franklin Revenue, OH 5.25%, 7/1/2041	1,000,000	1,029,761
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	610,449
5.00%, 9/15/2050	5,000,000	4,706,086
5.00%, 1/1/2051	750,000	710,968
County of Lucas Revenue, OH:
Series A, Assured Guaranty, Inc., 4.13%, 11/15/2042 (c)	600,000	576,075
Series A, 5.25%, 11/15/2048	4,585,000	4,489,627
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,024,126
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,579,129
Series A, 6.25%, 4/1/2049 (a) (d)	396,898	4,961
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,000,701
Security Description	Principal Amount	Value
5.00%, 2/15/2044	$200,000	$197,671
5.00%, 2/15/2048	4,390,000	4,112,430
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,126,213
Franklin County Convention Facilities Authority Hotel Project Revenue, OH:
5.00%, 12/1/2044	670,000	666,143
5.00%, 12/1/2051	2,060,000	1,955,326
Jefferson County Port Authority Revenue, OH 5.00%, 12/1/2053 (a) (b)	3,115,000	3,177,748
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.60%, 6/1/2041 (b)	200,000	192,936
Series A, 3.25%, 9/1/2029	3,000,000	2,976,740
AMT, 4.25%, 1/15/2038 (a)	215,000	211,016
AMT, 4.50%, 1/15/2048 (a)	4,700,000	4,309,114
AMT, 5.00%, 7/1/2049 (a)	5,755,000	5,209,340
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	94,433
4.00%, 10/1/2050	1,000,000	771,847
Ohio Housing Finance Agency Revenue, OH Series A, 6.10%, 1/1/2046 (a)	1,335,000	1,349,383
Port of Greater Cincinnati Development Authority Revenue, OH:
Series B, 5.00%, 12/1/2046	240,000	228,385
Series A, 6.50%, 1/1/2045 (a)	400,000	416,381
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,215,510
5.50%, 12/1/2043	400,000	383,758
		105,933,663
OKLAHOMA — 0.7%
Oklahoma County Finance Authority Revenue, OK 5.00%, 9/1/2035	1,000,000	1,030,253
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	580,000	571,844
Series B, 5.00%, 8/15/2028	400,000	411,362
Series B, 5.00%, 8/15/2033	3,000,000	3,059,196
Series B, 5.00%, 8/15/2038	350,000	353,065
Series B, 5.25%, 8/15/2043	5,000,000	5,028,268
Series B, 5.50%, 8/15/2057	2,500,000	2,433,819
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (d)	199,640	1,268
Series A, 6.88%, 11/1/2046 (d)	33,274	211
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Tulsa Municipal Airport Trust Trustees Revenue, OK:
Series B, AMT, 5.50%, 12/1/2035	$700,000	$699,961
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,499,916
AMT, 6.25%, 12/1/2035	4,100,000	4,646,034
		19,735,197
OREGON — 0.4%
Astoria Hospital Facilities Authority Revenue, OR 5.25%, 8/1/2049	1,050,000	1,032,967
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	872,019
Series A, 4.00%, 12/1/2056	2,500,000	1,824,175
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,000,589
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,626,723
Salem Hospital Facility Authority Revenue, OR 4.00%, 5/15/2040	710,000	667,494
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	300,176
Series A, 5.00%, 11/15/2046	640,000	575,567
Series A, 5.00%, 11/15/2051	2,200,000	1,881,941
Series A, 5.00%, 11/15/2056	500,000	418,036
		10,199,687
PENNSYLVANIA — 2.7%
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 4/1/2047	1,000,000	1,004,175
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (a)	10,445,000	10,504,982
Series A, 5.25%, 5/1/2042 (a)	400,000	404,867
6.25%, 5/1/2042 (a)	1,000,000	1,010,517
Berks County Municipal Authority Revenue, PA:
Series B-1, Zero Coupon, 6/30/2044 (e)	3,866,000	2,843,807
Series A-3, 5.00%, 6/30/2039	9,828,000	9,245,710
Series A-2A, 6.00%, 6/30/2034	582,000	620,122
Bucks County Industrial Development Authority Revenue, PA 5.00%, 7/1/2037	2,565,000	2,660,542
Security Description	Principal Amount	Value
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	$500,000	$467,769
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	738,352
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	517,083
Series A, 5.00%, 10/1/2047	545,000	549,493
City of Philadelphia, General Obligation, PA Series A, 4.00%, 5/1/2039	1,120,000	1,121,211
County of Lehigh Revenue, PA:
Series A, 4.00%, 7/1/2049	2,000,000	1,684,912
Series A, 5.00%, 7/1/2027	155,000	158,769
Series A, 5.00%, 7/1/2044	1,000,000	1,008,199
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	100,000	100,041
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (a)	265,000	212,000
6.25%, 10/15/2053 (a)	2,800,000	1,820,000
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	100,004
4.00%, 8/1/2045	170,000	162,563
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (a)	995,000	953,772
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	110,234
Series A, 5.00%, 7/1/2049	240,000	254,847
DuBois Hospital Authority Revenue, PA 5.00%, 7/15/2043	2,000,000	1,875,148
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	326,324
5.00%, 7/1/2031	845,000	854,453
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	352,084
Series A, 5.00%, 12/1/2047	100,000	83,233
5.13%, 7/1/2037	390,000	388,053
5.25%, 7/1/2041	180,000	176,315
Lancaster Municipal Authority Revenue, PA:
Series A, 5.00%, 12/1/2045	1,000,000	1,006,572
Series A, 5.00%, 5/1/2049	900,000	885,903
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	$140,000	$113,172
4.00%, 11/1/2041	250,000	222,329
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 12/1/2032	250,000	254,071
Series A, 5.00%, 10/1/2026	110,000	110,048
Series A, 5.00%, 9/1/2035	300,000	308,865
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	850,000	850,607
5.00%, 11/15/2036	100,000	100,694
5.25%, 1/1/2040	205,000	205,106
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	1,059,885
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	635,597
Series A, 5.00%, 8/15/2048	630,000	631,315
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-1, 4.00%, 4/15/2050	3,350,000	2,851,292
5.00%, 12/31/2028	360,000	361,234
Series B-2, 5.25%, 7/1/2046	2,500,000	2,532,435
Series C, 5.25%, 12/1/2037 (b)	1,000,000	1,001,874
AMT, 5.45%, 1/1/2051 (a) (b)	600,000	651,942
AMT, VRN, 5.45%, 3/1/2056 (a) (b)	1,100,000	1,101,182
Series A1, 10.00%, 12/1/2040 (a) (d)	345,000	34
Series A2, AMT, 10.00%, 12/1/2040 (a) (d)	345,000	35
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT-1, ETM, 3.00%, 6/15/2045	615,000	477,112
5.00%, 5/1/2035	150,000	150,061
5.00%, 5/1/2037	2,000,000	1,465,643
5.00%, 5/1/2042	500,000	335,364
Series A, 5.00%, 11/1/2036	285,000	285,076
Series A, Assured Guaranty, Inc., 5.00%, 5/1/2038 (c)	555,000	579,743
Series A, Assured Guaranty, Inc., 5.00%, 5/1/2039 (c)	495,000	515,252
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.00%, 12/1/2053	3,050,000	3,124,201
Security Description	Principal Amount	Value
Pennsylvania Turnpike Commission Revenue, PA:
Series B, 3.00%, 12/1/2051	$2,500,000	$1,738,724
Series A-1, 4.00%, 12/1/2041	1,100,000	1,100,007
Series B, 4.00%, 12/1/2046	500,000	451,406
Series B-1, 5.25%, 6/1/2047	550,000	555,714
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,595,787
5.00%, 6/15/2050	500,000	446,826
Series A, 5.00%, 7/1/2037	290,000	288,913
Series A, 5.00%, 9/1/2037	575,000	579,758
Series A, 5.00%, 7/1/2042	2,000,000	1,941,378
Series A, 5.38%, 6/15/2050 (a)	570,000	523,700
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	210,000	211,019
School District of Philadelphia, General Obligation, PA Series F, State Aid Withholding, 5.00%, 9/1/2038	860,000	865,120
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	85,000	85,076
		75,509,653
PUERTO RICO — 9.4%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,594,243
Series A, Zero Coupon, 5/15/2057	175,000,000	8,088,727
Series B, Zero Coupon, 5/15/2057	13,200,000	388,112
5.50%, 5/15/2039	435,000	442,546
5.63%, 5/15/2043	3,790,000	3,851,379
Commonwealth of Puerto Rico, General Obligation, PR:
Series A1, 4.00%, 7/1/2033	5,000,000	4,990,839
Series A1, 4.00%, 7/1/2035	8,384,000	8,260,380
Series A1, 4.00%, 7/1/2037	9,287,000	8,966,838
Series A1, 4.00%, 7/1/2041	20,107,000	18,607,398
Series A1, 4.00%, 7/1/2046	18,113,000	15,543,999
Series A1, 5.63%, 7/1/2029	3,000,000	3,167,578
Series A1, 5.75%, 7/1/2031	8,000,000	8,734,098
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	100,000	37,034
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (a)	2,400,000	2,267,686
Series B, 4.00%, 7/1/2042 (a)	7,305,000	6,902,269
Series B, 4.00%, 7/1/2047 (a)	2,585,000	2,271,502
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2033 (a)	$275,000	$287,365
Series A, 5.00%, 7/1/2047 (a)	8,465,000	8,305,126
Series B, 5.00%, 7/1/2029 (a)	1,090,000	1,138,694
Series B, 5.00%, 7/1/2033 (a)	7,615,000	7,957,402
Series B, 5.00%, 7/1/2037 (a)	3,035,000	3,127,204
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, XL Capital Insurance, Inc., 5.00%, 7/1/2026 (c)	140,000	140,596
Series V V, Assured Guaranty, Inc., 5.25%, 7/1/2027 (c)	920,000	926,311
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2026 (c)	795,000	795,707
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2034 (c)	770,000	766,435
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	489,777
Series A, National Public Finance Guarantee Corp., 5.00%, 7/1/2033 (c)	360,000	360,261
Series 2023-A-2, AMT, 6.50%, 1/1/2042	500,000	553,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2033	1,500,000	1,152,546
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,886,823
Series A2, 4.33%, 7/1/2040	18,800,000	18,527,550
Series A-1, 4.55%, 7/1/2040	3,290,330	3,277,484
Series A2, 4.55%, 7/1/2040	100,000	86,728
Series A-1, 4.75%, 7/1/2053	19,250,000	17,925,377
Series B-1, 4.75%, 7/1/2053	2,996,000	2,789,840
Series A2, 4.78%, 7/1/2058	44,908,000	41,463,471
Series A-1, 5.00%, 7/1/2058	59,413,000	56,480,796
		267,553,821
RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp. Revenue, RI:
5.00%, 5/15/2039	1,000,000	1,002,920
Series B, 5.00%, 9/1/2036	1,750,000	1,740,695
5.25%, 5/15/2054	750,000	735,179
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	29,210,000	4,127,002
Series B, Zero Coupon, 6/1/2052	5,000,000	683,742
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2040	$1,000,000	$1,000,064
		9,289,602
SOUTH CAROLINA — 0.8%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,000,712
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (a)	600,000	442,789
5.00%, 11/1/2037	500,000	494,706
5.00%, 1/1/2055 (a)	3,000,000	2,472,336
Series A, 5.00%, 5/1/2043	2,440,000	2,477,358
Series A, 5.00%, 12/1/2046	2,000,000	2,029,517
Series A, 5.13%, 6/15/2042 (a)	1,000,000	957,348
5.25%, 11/15/2047	1,750,000	1,718,167
Series A, 5.25%, 8/15/2033	100,000	100,513
Series A, 5.50%, 11/1/2045	1,000,000	1,078,096
5.75%, 11/15/2054	500,000	501,081
Series B-1, 5.75%, 11/15/2029	2,000,000	2,000,284
Series A, 7.13%, 6/15/2053 (a)	1,000,000	1,007,659
Series A, 7.15%, 8/15/2055 (a)	1,000,000	1,030,599
Series A, 7.25%, 6/15/2058 (a)	1,325,000	1,335,024
South Carolina Ports Authority Revenue, SC AMT, 4.00%, 7/1/2040	245,000	235,916
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	417,793
Series A, 4.00%, 12/1/2052	2,000,000	1,736,369
Series B, 4.00%, 12/1/2038	1,365,000	1,363,531
Series B, 4.00%, 12/1/2056	360,000	306,228
Series A, 5.00%, 12/1/2055	1,000,000	1,008,783
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	179,495
		23,894,304
SOUTH DAKOTA — 0.0% *
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	220,917
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2032	215,000	219,025
5.00%, 7/1/2046	1,000,000	1,004,165
		1,444,107
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
TENNESSEE — 0.6%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (a)	$3,350,000	$2,484,498
Series A, 5.13%, 12/1/2042 (a)	400,000	393,154
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	613,083
Knox County Health Educational & Housing Facility Board Revenue, TN:
4.00%, 11/15/2043	2,000,000	1,817,404
5.00%, 4/1/2031	240,000	242,279
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	75,222
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN:
Series A, 4.00%, 10/1/2049	1,300,000	1,038,362
Series A, 5.00%, 7/1/2040	1,270,000	1,272,945
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (a)	1,150,000	972,145
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	439,925
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (a)	430,000	435,089
Shelby County Health & Educational Facilities Board Revenue, TN:
Series A1, 5.00%, 6/1/2044 (a)	415,000	412,925
Series A1, 5.25%, 6/1/2056 (a)	400,000	381,797
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, 5.50%, 9/1/2047 (a)	400,000	352,446
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	2,000,000	2,019,620
Series A, VRN, 5.50%, 10/1/2053 (b)	4,000,000	4,252,076
Tennessee Energy Acquisition Corp. Revenue, TN Series C, 5.00%, 2/1/2027	580,000	587,097
		17,790,067
Security Description	Principal Amount	Value
TEXAS — 5.2%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (a)	$1,300,000	$1,249,587
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	525,487
Series A, 4.00%, 8/15/2046	860,000	680,867
4.88%, 6/15/2059 (a)	1,000,000	878,747
5.00%, 6/15/2064 (a)	1,200,000	1,057,776
Series A, 5.00%, 8/15/2048	15,000	13,848
Series A, 5.00%, 6/15/2051	3,500,000	2,875,899
5.88%, 6/15/2065 (a)	2,000,000	2,008,384
Series A, 6.00%, 2/15/2043 (a)	1,035,000	937,135
Series A, 6.13%, 2/15/2053 (a)	1,000,000	840,962
6.25%, 6/1/2052 (a)	2,500,000	2,432,781
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	400,995
Series B, 5.00%, 1/1/2032	1,840,000	1,844,343
Series B, 5.00%, 1/1/2034	300,000	300,308
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue, TX 5.00%, 12/1/2040	2,350,000	2,291,542
Brooks Development Authority Revenue, TX:
Series A, 5.50%, 8/15/2052 (a)	2,000,000	1,924,980
5.88%, 8/15/2052 (a)	1,000,000	932,519
Central Texas Regional Mobility Authority Revenue, TX:
Zero Coupon, 1/1/2032	4,090,000	3,373,023
Series B, 4.00%, 1/1/2041	200,000	193,180
Central Texas Turnpike System Revenue, TX Series C, 5.00%, 8/15/2042	1,850,000	1,976,556
City of Anna, Special Assessment, TX 5.70%, 9/15/2056 (a)	700,000	684,035
City of Aubrey, Special Assessment, TX 5.38%, 12/31/2045 (a)	565,000	559,106
City of Buda, Special Assessment, TX:
6.00%, 9/1/2055 (a)	350,000	339,919
6.63%, 9/1/2045 (a)	1,600,000	1,606,228
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	926,157
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
City of Houston Airport System Revenue, TX:
Series A, AMT, 4.00%, 7/1/2041	$2,000,000	$1,819,156
Series B-1, AMT, 4.00%, 7/15/2041	6,965,000	6,334,133
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,397,615
Series B-2, AMT, 5.00%, 7/15/2027	1,500,000	1,524,584
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,573,753
Series B, AMT, 5.25%, 7/15/2033	2,500,000	2,626,068
Series B, AMT, 5.50%, 7/15/2036	1,200,000	1,264,681
Series B, AMT, 5.50%, 7/15/2037	6,700,000	7,013,421
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (a)	1,000,000	872,392
City of Mesquite, Special Assessment, TX:
5.50%, 9/1/2043 (a)	750,000	775,264
Series A, 5.50%, 9/1/2045	750,000	753,910
City of Odessa, General Obligation, TX 4.00%, 3/1/2039	2,000,000	1,813,765
City of Pilot Point, Special Assessment, TX 6.13%, 9/15/2045 (a)	700,000	726,567
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	85,000	84,945
Series A, 4.35%, 12/1/2042	290,000	271,150
Series A, 6.00%, 6/15/2043 (a)	2,000,000	2,002,751
County of Denton, Special Assessment, TX:
5.63%, 12/31/2055 (a)	650,000	658,544
6.13%, 12/31/2055 (a)	1,000,000	1,020,240
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (a)	400,000	400,095
Dallas Fort Worth International Airport Revenue, TX Series 2024, 4.00%, 11/1/2045	2,500,000	2,354,252
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	191,679
4.00%, 8/15/2038	885,000	829,838
5.00%, 8/15/2037	200,000	201,765
Security Description	Principal Amount	Value
Greater Texas Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.25%, 6/1/2049	$2,500,000	$2,430,549
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	100,844
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (b)	1,100,000	1,118,057
Harris County-Houston Sports Authority Revenue, TX Series A, Assured Guaranty, Inc., 3.13%, 11/15/2056 (c)	510,000	349,087
Hidalgo County Regional Mobility Authority Revenue, TX Series A, Zero Coupon, 12/1/2050	3,105,000	778,602
Hunt Memorial Hospital District Charitable Health, General Obligation, TX:
6.00%, 2/15/2041	1,000,000	1,031,288
6.00%, 2/15/2045	2,000,000	2,022,716
Lower Colorado River Authority Revenue, TX:
Series A, Assured Guaranty, Inc., 5.00%, 5/15/2043 (c)	4,000,000	4,262,444
Series A, Build America Mutual Assurance Corp., 5.50%, 5/15/2055 (c)	2,000,000	2,136,386
Matagorda County Navigation District No. 1 Revenue, TX Series B-1, 4.00%, 6/1/2030	1,000,000	1,000,310
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (d)	541,434	5,414
Mission Economic Development Corp. Revenue, TX:
AMT, 4.63%, 10/1/2031 (a)	6,360,000	6,367,435
VRN, AMT, 5.00%, 12/1/2064 (b)	800,000	829,618
Series A, AMT, 6.75%, 8/15/2045 (a)	305,000	312,732
Series A, AMT, 7.00%, 8/15/2060 (a)	828,000	840,815
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (b)	1,314,584	605,183
5.00%, 1/1/2047	500,000	482,443
Series A, 5.00%, 7/1/2047	1,000,000	939,401
Series A, 5.00%, 8/15/2050 (a)	1,900,000	1,606,792
Series A1, 5.25%, 1/1/2042	2,500,000	2,455,085
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.38%, 11/15/2036	$500,000	$492,856
5.50%, 1/1/2049	1,000,000	999,996
Series A, 5.50%, 7/1/2045	250,000	226,010
Series A, 5.50%, 7/1/2054	100,000	84,311
Series A1, 5.50%, 1/1/2057	4,375,000	3,960,994
Series A, 6.50%, 7/1/2056 (a)	1,000,000	975,189
Series A, 6.50%, 10/1/2060	520,000	529,162
Series A, 6.75%, 7/1/2044	1,345,000	1,390,678
Series A-1, 7.50%, 11/15/2037 (d)	45,000	45,000
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,248,777
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	881,220
North Parkway Municipal Management District No. 1, Special Assessment, TX:
4.75%, 9/15/2041 (a)	1,000,000	960,681
5.00%, 9/15/2051 (a)	1,000,000	914,244
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty, Inc., Zero Coupon, 1/1/2036 (c)	510,000	356,227
4.00%, 1/1/2037	500,000	501,865
Series B, 4.00%, 1/1/2040	450,000	444,094
Olney Hamilton Hospital District, General Obligation, TX 6.25%, 9/15/2054 (a)	1,000,000	1,014,583
Port of Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (a)	1,500,000	903,820
Series A, AMT, 4.00%, 1/1/2050 (a)	3,275,000	2,449,012
Series A, AMT, 5.00%, 1/1/2039 (a)	3,000,000	2,848,974
Series A, AMT, 5.25%, 1/1/2054 (a)	1,250,000	1,109,539
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	299,382
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,115
SA Energy Acquisition Public Facility Corp. Revenue, TX 5.50%, 8/1/2027	150,000	154,022
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	210,000	209,992
Series B, 4.00%, 11/15/2025 (d)	192,271	19
Security Description	Principal Amount	Value
Series B, 4.50%, 11/15/2036 (d)	$155,453	$16
5.00%, 5/15/2045	625,000	597,638
Series A, 5.00%, 11/15/2037	445,000	446,418
Series B, 5.00%, 11/15/2046	200,000	192,614
5.25%, 11/15/2047 (d)	88,205	9
Series A, 6.38%, 2/15/2041 (d)	450,000	365,625
Series A, 6.75%, 11/15/2047	1,400,000	1,407,896
Series A, 6.75%, 11/15/2052	300,000	301,207
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	45,000	46,069
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	1,000,000	1,012,702
5.00%, 12/15/2030	1,000,000	1,057,917
5.00%, 12/15/2032	6,585,000	7,046,371
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	4,000,000	4,222,444
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,805,288
Series A, 4.00%, 12/31/2039	2,655,000	2,524,441
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	360,000	360,040
6.25%, 9/1/2040	335,000	335,500
6.38%, 9/1/2045	445,000	444,993
		147,217,083
U. S. VIRGIN ISLANDS — 0.9%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,616,294
Series A, 5.00%, 10/1/2039	9,705,000	9,869,419
Virgin Islands Hotel Development Financing Corp. Revenue, VI:
Series A-1, 5.75%, 2/1/2045	4,600,000	4,538,795
Series A-1, 6.00%, 12/1/2055	4,375,000	4,251,229
Virgin Islands Public Finance Authority Revenue, VI:
Series C, 5.00%, 10/1/2039 (a)	2,000,000	1,956,887
Series A, 6.00%, 4/1/2053 (a)	2,000,000	1,967,791
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,250,172
		25,450,587
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
UTAH — 1.8%
Arrowhead Springs Public Infrastructure District, General Obligation, UT 6.00%, 3/1/2056 (a)	$2,000,000	$1,983,275
Arrowhead Springs Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2054 (a)	500,000	500,548
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (a)	4,500,000	3,627,718
Black Desert Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (a)	1,595,000	1,595,934
Black Ridge Infrastructure Financing District, Special Assessment, UT 6.25%, 12/1/2054	1,000,000	996,622
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (a)	315,000	299,348
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, UT Series A-2, 5.63%, 12/1/2043 (a)	881,588	896,860
Grapevine Wash Local District, Special Assessment, UT Series A-2, 5.25%, 12/1/2044 (a)	2,815,000	2,750,177
High Star Ranch Infrastructure Financing District, Special Assessment, UT 6.25%, 12/1/2055 (a)	3,090,000	3,086,734
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (a)	2,130,000	2,208,839
Mida Cormont Public Infrastructure District, General Obligation, UT Series A-2, Zero Coupon, 6/1/2055 (a) (e)	700,000	599,841
Mida Golf & Equestrian Center Public Infrastructure District, General Obligation, UT 4.50%, 6/1/2051 (a)	1,500,000	1,270,215
MIDA Mountain Veterans Program Public Infrastructure District, Special Obligation, UT 5.00%, 6/1/2044 (a)	1,000,000	1,004,183
Mida Mountain Village Public Infrastructure District, Special Obligation, UT:
Series 1, 5.75%, 6/1/2060 (a)	800,000	805,521
Series 2, 6.00%, 6/15/2054 (a)	4,750,000	4,843,681
Security Description	Principal Amount	Value
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	$1,000,000	$825,297
Series A2, 4.00%, 6/1/2052	2,500,000	2,032,611
Panorama Public Infrastructure District No. 1, General Obligation, UT Series A, 6.25%, 3/1/2055 (a)	1,000,000	1,001,506
Point Phase 1 Public Infrastructure District No. 1 Revenue, UT Series A-1, 5.88%, 3/1/2045	1,000,000	1,035,599
Ridges Estates Infrastructure Financing District, Special Assessment, UT 6.25%, 12/1/2053 (a)	1,250,000	1,280,270
Tech Ridge Public Infrastructure District, Special Assessment, UT 6.25%, 12/1/2054 (a)	4,070,000	4,181,817
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (a)	3,000,000	2,706,344
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (a)	3,940,000	2,835,210
Verk Industrial Regional Public Infrastructure District, Special Obligation, UT 6.63%, 9/1/2047 (a)	5,110,000	5,384,798
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (a)	2,535,000	2,099,244
Wood Ranch Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (a)	191,887	192,420
		50,044,612
VERMONT — 0.0% *
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	951,938
VIRGINIA — 1.1%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	15,000	14,988
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (a)	1,335,000	1,336,003
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	3,000,000	2,951,960
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	$300,000	$299,142
Farms New Kent Community Development Authority, Special Assessment, VA Series A, 3.75%, 3/1/2036 (a)	1,350,000	1,302,916
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	868,631
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	786,703
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	10,009
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (a)	860,000	860,111
Norfolk Redevelopment & Housing Authority Revenue, VA 5.38%, 1/1/2035	230,000	230,182
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (a)	2,050,000	2,063,798
Powhatan County Economic Development Authority Revenue, VA Series A, 6.13%, 9/1/2060 (a)	6,350,000	6,227,968
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	758,422
Series B1, 5.00%, 6/1/2047	8,040,000	6,613,219
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,541,564
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (a)	875,000	810,310
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2040	1,000,000	944,143
Series A, 4.50%, 12/1/2044	1,300,000	1,282,571
AMT, 5.00%, 12/31/2052	335,000	319,702
Series C, 5.00%, 6/1/2047	1,000,000	964,528
Series A, 5.50%, 7/1/2049 (a)	1,660,000	1,327,764
		32,514,634
Security Description	Principal Amount	Value
WASHINGTON — 2.5%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	$1,000,000	$1,090,047
6.88%, 12/1/2053	1,000,000	1,080,288
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,073,590
King County Public Hospital District No. 4 Revenue, WA Series A, 6.63%, 12/1/2045	2,220,000	2,224,308
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	217,098
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	1,000,000	1,001,093
Port of Seattle Revenue, WA Series C, AMT, 4.00%, 8/1/2035	550,000	552,814
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	160,000	160,045
Washington Economic Development Finance Authority Revenue, WA:
AMT, VRN, 5.88%, 12/1/2045 (b)	1,100,000	1,111,276
AMT, 7.25%, 1/1/2032 (a) (d)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (a) (d)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (a) (b) (e)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	621,149
Series A, 4.00%, 7/1/2042	200,000	183,013
5.00%, 8/15/2034	2,695,000	2,751,236
5.00%, 9/1/2055	1,000,000	1,001,127
Series D, 5.00%, 10/1/2041	1,000,000	1,000,846
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2058	4,810,000	3,070,595
4.00%, 7/1/2058	605,000	474,609
Series B, 4.00%, 7/1/2034	320,000	321,660
Series B, 4.00%, 7/1/2058	1,080,000	875,243
5.00%, 7/1/2043	6,000,000	6,034,855
5.00%, 7/1/2048	1,000,000	974,931
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	$7,765,037	$7,440,708
Series A, 4.00%, 1/1/2057 (a)	1,000,000	646,220
5.00%, 7/1/2046 (a)	1,520,000	1,392,301
5.00%, 1/1/2048 (a)	2,000,000	1,755,966
5.00%, 7/1/2051 (a)	1,250,000	1,092,719
Series A, 5.00%, 1/1/2031 (a)	100,000	100,708
Series A, 5.00%, 1/1/2044 (a)	605,000	597,916
Series A, 5.00%, 1/1/2046 (a)	1,000,000	960,946
Series A, 5.00%, 1/1/2051 (a)	3,820,000	3,398,405
Series A, 5.00%, 7/1/2051 (a)	1,000,000	890,860
Series A, 5.00%, 1/1/2055 (a)	2,200,000	1,981,685
Series A, 5.00%, 1/1/2056 (a)	1,285,000	1,109,490
5.50%, 7/1/2044	2,500,000	2,549,579
5.50%, 7/1/2049	2,000,000	1,968,199
Series A, 5.50%, 7/1/2050 (a)	2,000,000	2,004,462
Series A, 5.75%, 7/1/2060 (a)	5,000,000	5,048,878
6.13%, 7/1/2053 (a)	2,500,000	2,614,590
6.25%, 7/1/2059 (a)	2,500,000	2,625,649
Series A, 6.25%, 1/1/2056	2,450,000	2,440,472
Series A, 6.25%, 1/1/2061	2,075,000	2,054,052
		70,493,730
WEST VIRGINIA — 0.5%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (a)	410,000	425,834
County of Ohio Special District Excise Tax Revenue, WV Series A, Assured Guaranty, Inc., 5.25%, 6/1/2045 (c)	600,000	631,786
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	647,558
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	348,794
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (a)	4,260,000	3,883,398
Series A, 5.50%, 6/1/2037 (a)	225,000	227,245
Series A, 7.00%, 6/1/2043 (a)	150,000	157,772
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	760,757
West Virginia Economic Development Authority Revenue, WV VRN, AMT, 4.63%, 4/15/2055 (b)	2,000,000	2,033,814
West Virginia Hospital Finance Authority Revenue, WV:
Series A, 5.00%, 1/1/2043	3,500,000	3,233,428
Security Description	Principal Amount	Value
Series B, 6.00%, 9/1/2048	$2,000,000	$2,141,748
		14,492,134
WISCONSIN — 4.3%
Public Finance Authority Revenue, WI:
Zero Coupon, 12/15/2034 (a)	1,250,000	738,151
Zero Coupon, 12/15/2036 (a)	3,405,000	1,730,463
Series B, Zero Coupon, 1/1/2060 (a)	4,000,000	339,755
Series B, Zero Coupon, 1/1/2067 (a)	920,000	5,347
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (d)	2,017,976	1,352,280
AMT, 4.00%, 8/1/2035	940,000	899,871
4.00%, 4/1/2042 (a)	1,000,000	893,146
Series A, 4.00%, 6/1/2035	500,000	497,889
Series A, 4.00%, 9/1/2041 (a)	2,565,000	2,242,047
Series A, 4.00%, 12/1/2051 (a)	1,000,000	792,571
Series A, 4.00%, 6/1/2056 (a)	2,100,000	1,461,683
Series A1, 4.00%, 7/1/2061 (a)	3,000,000	2,042,765
AMT, 4.25%, 7/1/2054	3,000,000	2,440,091
Series A, 4.25%, 6/15/2034	830,000	832,585
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,992,709
Series A, 4.50%, 7/15/2053 (a)	800,000	682,919
Series A, 4.50%, 6/1/2056 (a)	2,750,000	2,073,111
Series 2025-1, Class A, VRN, 4.75%, 8/1/2059 (a) (b)	5,000,000	4,974,795
Series A, 4.75%, 6/1/2040 (a)	3,600,000	3,533,422
5.00%, 6/15/2036 (a) (f)	750,000	753,150
5.00%, 3/1/2037 (a)	625,000	626,470
5.00%, 9/1/2039 (a)	770,000	776,794
5.00%, 10/1/2043 (a)	2,000,000	2,003,680
Series A, 5.00%, 9/1/2030 (a)	400,000	400,354
Series A, 5.00%, 10/1/2034 (a)	1,355,000	1,390,227
Series A, 5.00%, 6/15/2037 (a)	425,000	402,636
Series A, 5.00%, 10/1/2039 (a)	3,250,000	3,282,744
Series A, 5.00%, 1/1/2042 (a)	100,000	93,864
Series A, 5.00%, 6/15/2046 (a)	1,000,000	867,484
Series A, 5.00%, 6/15/2049 (a)	310,000	255,876
Series A, 5.00%, 12/1/2055 (a)	2,000,000	1,724,925
Series A, 5.00%, 1/1/2056 (a)	265,000	217,768
Series A, 5.00%, 6/15/2057 (a)	2,105,000	1,790,845
Series A, 5.00%, 2/1/2062	1,000,000	942,667
Series B, AMT, 5.00%, 7/1/2042	1,000,000	1,000,127
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 4/1/2052	$2,310,000	$2,059,693
Series A, 5.13%, 6/1/2048 (a)	350,000	320,824
Series 2025A, 5.25%, 6/15/2050	500,000	496,729
Series A, 5.25%, 3/1/2045 (a)	1,000,000	962,089
Series A, 5.25%, 5/15/2052 (a)	1,300,000	1,230,698
Series A, 5.25%, 3/1/2055 (a)	1,810,000	1,620,572
Series A, 5.35%, 12/1/2045	1,000,000	1,006,477
Series A, 5.38%, 7/15/2047 (a)	500,000	477,176
5.50%, 12/1/2044 (a)	2,500,000	2,539,848
5.63%, 6/15/2054 (a)	2,405,000	1,856,109
5.63%, 6/15/2059 (a)	3,000,000	2,267,946
Series A-1, Build America Mutual Assurance Corp., 5.63%, 7/1/2055 (c)	1,100,000	1,146,658
Series B, 5.63%, 2/1/2046 (a)	1,665,000	1,700,116
Series A, AMT, 5.75%, 9/1/2035 (a)	500,000	518,925
Series A, 5.75%, 10/1/2043 (a)	1,180,000	1,205,563
Series A, 5.75%, 7/1/2063 (a)	2,000,000	1,869,087
5.88%, 4/1/2045	530,000	530,031
Series A, 6.00%, 7/15/2042	250,000	250,147
Series B, 6.00%, 2/1/2062 (a)	2,000,000	2,032,086
6.25%, 1/1/2065 (a)	1,000,000	976,190
Series A, 6.25%, 10/1/2031 (a) (d)	200,000	20,000
Series A, AMT, 6.25%, 9/1/2046 (a)	455,000	465,868
Series A, 6.25%, 10/1/2053 (a)	2,220,000	2,251,941
Series A-1, 6.25%, 1/1/2038 (a) (d)	500,000	225,000
Series A-1, 6.38%, 1/1/2048 (a) (d)	925,000	416,250
Series A, 6.50%, 9/1/2048 (a) (d)	480,000	288,000
6.63%, 7/1/2043 (a)	465,000	477,080
6.75%, 12/1/2042 (a)	2,100,000	1,638,000
Series A, 6.75%, 8/1/2031 (a)	980,000	686,000
6.88%, 7/1/2053 (a)	1,650,000	1,670,247
7.00%, 12/1/2050 (a)	8,750,000	6,825,000
7.00%, 7/1/2058 (a)	1,850,000	1,872,604
Series A-2, 7.00%, 1/1/2050 (a)	3,000,000	3,156,176
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (a)	4,625,000	4,628,801
Series B, 8.00%, 6/15/2042 (a)	1,000,000	1,003,055
Wisconsin Center District Revenue, WI Series C, Assured Guaranty, Inc., Zero Coupon, 12/15/2045 (c)	1,000,000	404,535
Security Description	Principal Amount	Value
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.13%, 12/15/2049	$850,000	$627,380
3.50%, 7/1/2040	100,000	84,537
4.00%, 1/1/2047	600,000	501,176
4.00%, 1/1/2057	1,000,000	765,154
4.00%, 7/1/2046	335,000	297,717
Series A-1, 4.00%, 7/1/2048	425,000	340,428
Series A-1, 4.13%, 7/1/2053	595,000	465,691
Series B, 4.25%, 7/1/2033	1,250,000	1,229,259
5.00%, 8/1/2032 (d)	50,000	35,386
5.00%, 7/1/2035	2,395,000	2,448,032
5.00%, 8/1/2037 (d)	150,000	101,196
5.00%, 8/1/2039 (d)	1,100,000	710,323
Series A, 5.00%, 11/1/2039	1,000,000	999,859
Series A, 5.00%, 2/15/2042	4,580,000	4,582,140
Series A, 5.00%, 12/1/2044	2,030,000	2,103,838
Series A, 5.00%, 11/1/2046	1,250,000	1,155,918
Series A-1, 5.00%, 7/1/2038	500,000	500,266
Series B, 5.00%, 7/1/2048	790,000	716,997
Series B, 5.00%, 7/1/2053	1,000,000	876,201
Series A, 5.25%, 8/1/2048	100,000	84,188
5.50%, 5/1/2034	350,000	346,158
Series A, 5.75%, 8/15/2054	1,000,000	1,023,845
Series A, 5.75%, 8/15/2059	1,445,000	1,474,579
5.88%, 7/1/2055	1,000,000	993,418
6.00%, 10/1/2044	300,000	318,053
6.00%, 10/1/2054	500,000	511,930
6.00%, 7/1/2060	1,000,000	1,001,742
		122,446,143
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,929,609,962)		2,782,582,680

	Shares
WARRANTS — 0.0% *
CONSTRUCTION & ENGINEERING — 0.0% *
BL Train Holdings West LLC (expiring 12/01/35) (g) (h) (Cost $0)	114,090	228,180
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (i) (j) (Cost $10,982,039)	10,982,039	10,982,039
TOTAL INVESTMENTS — 98.3% (Cost $2,940,592,001)		2,793,792,899
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		47,710,861
NET ASSETS — 100.0%		$2,841,503,760

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 31.1% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	Bond is insured by the following:

% of Net Assets
Assured Guaranty, Inc.	1.7%
National Public Finance Guarantee Corp.	0.8%
Build America Mutual Assurance Corp.	0.5%
American Municipal Bond Assurance Corp.	0.0% *
Assured Guaranty Municipal Corp.	0.0% *
XL Capital Assurance Inc.	0.0% *

(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2026. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $228,187,
representing less than 0.05% of the Fund's net assets.

(h)	Non-income producing security.
(i)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(j)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,782,582,673	$7	$2,782,582,680
Warrants	—	—	228,180	228,180
Short-Term Investment	10,982,039	—	—	10,982,039
TOTAL INVESTMENTS	$10,982,039	$2,782,582,673	$228,187	$2,793,792,899
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,232,150	$48,232,150	$524,942,986	$562,193,097	$—	$—	10,982,039	$10,982,039	$647,449
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.8%
ALABAMA — 4.0%
Alabama Federal Aid Highway Finance Authority Revenue, AL Series B, 5.00%, 9/1/2029	$12,500,000	$13,480,445
Alabama Highway Authority Revenue, AL Assured Guaranty, Inc., 5.00%, 9/1/2030 (a)	1,400,000	1,534,122
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2028	2,145,000	2,272,452
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series A, 5.00%, 6/1/2030	2,085,000	2,255,200
Auburn University Revenue, AL:
5.00%, 6/1/2030	1,445,000	1,574,394
Series B, 5.00%, 6/1/2028	2,450,000	2,576,427
Series B, 5.00%, 6/1/2029	2,000,000	2,143,170
Series B, 5.00%, 6/1/2030	2,000,000	2,179,092
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	3,000,000	3,016,189
Series B-1, VRN, 4.00%, 4/1/2053 (b)	2,000,000	2,023,175
Series D1, VRN, 4.00%, 7/1/2052 (b)	1,000,000	1,010,131
Series A, 5.00%, 12/1/2030	3,305,000	3,472,292
Series B, 5.00%, 12/1/2030	850,000	897,118
Series E, 5.00%, 7/1/2028	850,000	877,300
Series E, 5.00%, 7/1/2029	1,250,000	1,300,622
Series E, 5.00%, 5/1/2030	2,100,000	2,199,622
Series E, 5.00%, 7/1/2030	2,575,000	2,690,983
Series E, 5.00%, 7/1/2031	2,000,000	2,096,754
Series F, 5.00%, 12/1/2029	1,580,000	1,661,105
Series F, 5.00%, 12/1/2030	2,000,000	2,120,548
Series A, VRN, 5.25%, 1/1/2054 (b)	2,080,000	2,206,054
Series B, VRN, 5.25%, 12/1/2053 (b)	3,790,000	4,045,217
Series C-1, VRN, 5.25%, 2/1/2053 (b)	7,715,000	8,093,590
Series D-1, VRN, 5.50%, 6/1/2049 (b)	5,510,000	5,793,351
Energy Southeast A Cooperative District Revenue, AL:
Series B, 5.00%, 9/1/2028	1,800,000	1,845,238
Series A-1, VRN, 5.50%, 11/1/2053 (b)	4,000,000	4,301,619
Health Care Authority of the City of Huntsville Revenue, AL Series A, VRN, 5.00%, 6/1/2053 (b)	1,980,000	2,112,143
Security Description	Principal Amount	Value
Industrial Development Board of the City of Mobile Alabama Revenue, AL VRN, 2.75%, 7/15/2034 (b)	$4,000,000	$3,964,400
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (b)	3,655,000	3,719,289
Series B-1, VRN, 5.00%, 5/1/2053 (b)	4,000,000	4,144,108
Series D, 5.00%, 9/1/2029	680,000	713,746
Series E, 5.00%, 10/1/2030	30,000,000	31,832,046
Series A, VRN, 5.25%, 1/1/2054 (b)	6,000,000	6,292,932
Series F, 5.25%, 11/1/2029	4,370,000	4,596,895
Series A-1, VRN, 5.50%, 1/1/2053 (b)	2,625,000	2,793,855
UAB Medicine Finance Authority Revenue, AL Series B, 5.00%, 9/1/2028	1,500,000	1,512,060
		139,347,684
ALASKA — 0.3%
Alaska Housing Finance Corp. Revenue, AK Series A, 5.00%, 6/1/2027	1,500,000	1,539,540
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,596,485
Series A, 5.00%, 6/30/2028	2,885,000	3,035,748
Series A, 5.00%, 6/30/2029	1,690,000	1,811,416
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2029	1,220,000	1,312,466
		9,295,655
ARIZONA — 1.5%
Arizona Board of Regents Revenue, AZ:
Series A, 5.00%, 6/1/2030	1,250,000	1,359,361
Series A, 5.00%, 7/1/2030 (c)	1,000,000	1,089,711
Series B, 5.00%, 7/1/2028	3,750,000	3,947,023
Arizona Department of Transportation State Highway Fund Revenue, AZ:
5.00%, 7/1/2028	6,200,000	6,538,286
5.00%, 7/1/2030 (c)	5,000,000	5,463,481
Arizona Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 11/1/2027	510,000	510,251
Series A, 5.00%, 11/1/2031	1,500,000	1,627,301
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	2,850,000	3,065,979
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2028	$1,250,000	$1,317,922
5.00%, 7/1/2030	2,030,000	2,220,582
City of Tucson Water System Revenue, AZ 5.00%, 7/1/2027	1,000,000	1,029,057
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2028	2,000,000	2,105,977
Maricopa County Pollution Control Corp. Revenue, AZ Series A, VRN, 3.88%, 1/1/2038 (b)	1,335,000	1,365,082
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	3,865,057
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	3,200,000	3,373,159
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2029	3,275,000	3,489,010
Series B, 5.00%, 1/1/2029	4,000,000	4,261,386
Series B, 5.00%, 1/1/2030	2,340,000	2,540,224
Salt Verde Financial Corp. Revenue, AZ:
5.25%, 12/1/2027	2,000,000	2,054,449
5.50%, 12/1/2029	1,475,000	1,567,005
		52,790,303
ARKANSAS — 0.0% *
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	1,250,000	1,313,638
CALIFORNIA — 16.3%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,701,929
Series A, 5.00%, 12/1/2028	3,000,000	3,212,855
Bay Area Toll Authority Revenue, CA:
Series F-1, 5.00%, 4/1/2027	9,000,000	9,262,158
Series F-1, 5.00%, 4/1/2030	4,365,000	4,825,476
Series S-11, 5.00%, 4/1/2027	6,000,000	6,173,565
California Community Choice Financing Authority Revenue, CA:
Series A, VRN, 4.00%, 10/1/2052 (b)	6,000,000	6,070,312
Security Description	Principal Amount	Value
Series A-1, VRN, 4.00%, 5/1/2053 (b)	$11,550,000	$11,690,811
Series A-1, VRN, 5.00%, 12/1/2053 (b)	3,845,000	4,024,001
Series B-1, 5.00%, 7/1/2053 (b)	6,500,000	6,816,647
Series C, 5.00%, 10/1/2028	1,000,000	1,033,846
Series D, 5.00%, 7/1/2030	1,355,000	1,400,985
Series D, 5.00%, 2/1/2031	9,000,000	9,534,678
Series E-1, 5.00%, 2/1/2054 (b)	6,000,000	6,337,235
Series G, VRN, 5.25%, 11/1/2054 (b)	9,500,000	10,023,562
Series D, 5.50%, 5/1/2054 (b)	4,000,000	4,182,993
Series F, VRN, 5.50%, 10/1/2054 (b)	1,000,000	1,087,552
California Health Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2028	1,500,000	1,571,171
Series A-1, 5.00%, 11/1/2027	3,170,000	3,297,839
Series B-1, VRN, 5.00%, 8/15/2047 (b) (c)	2,000,000	2,193,920
Series B-1, VRN, 5.00%, 11/15/2061 (b)	2,430,000	2,585,658
Series C, VRN, 5.00%, 10/1/2050 (b)	6,000,000	6,404,580
California Housing Finance Agency Revenue, CA:
Housing and Urban Development, 2.60%, 10/1/2047 (b)	1,000,000	981,763
Series P, VRN, 3.25%, 6/1/2055 (b)	1,250,000	1,253,620
California Infrastructure & Economic Development Bank Revenue, CA:
Series A, VRN, 1.20%, 12/1/2050 (b)	2,000,000	1,896,043
Series A, 3.25%, 8/1/2029	4,165,000	4,206,121
5.00%, 10/1/2028	5,395,000	5,754,556
California Municipal Finance Authority Revenue, CA:
VRN, 2.50%, 3/1/2046 (b)	1,000,000	982,405
Series A-1, 3.15%, 8/1/2059 (b)	1,000,000	1,002,244
Series A-1, VRN, 5.00%, 6/1/2056 (b)	1,000,000	1,049,604
California State Public Works Board Revenue, CA:
Series A, 5.00%, 9/1/2030 (c)	4,150,000	4,551,447
Series B, 5.00%, 12/1/2027	12,000,000	12,486,320
Series C, 5.00%, 9/1/2028	7,350,000	7,778,569
Series C, 5.00%, 11/1/2028	2,500,000	2,654,988
California State University Revenue, CA:
Series A, 5.00%, 11/1/2027	5,000,000	5,224,719
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2029	$4,680,000	$5,129,263
Series A, 5.00%, 11/1/2030	5,000,000	5,586,815
California Statewide Communities Development Authority Revenue, CA:
Series 2004-JR, VRN, 5.00%, 4/1/2036 (b)	3,550,000	3,835,862
Series 2004-MR, VRN, 5.00%, 4/1/2038 (b)	2,800,000	3,025,468
Series A, 5.00%, 3/1/2028	1,105,000	1,106,200
City & County of San Francisco, Certificate Participation, CA Series R1, 5.00%, 4/1/2027	1,010,000	1,036,782
City of Long Beach Harbor Revenue, CA:
Series A, 5.00%, 5/15/2027	1,000,000	1,030,997
Series A, 5.00%, 5/15/2029	1,125,000	1,218,209
City of Los Angeles Department of Airports Revenue, CA:
Series C, 5.00%, 5/15/2029	2,000,000	2,168,792
Series D, 5.00%, 5/15/2029	4,500,000	4,879,782
Series D, 5.00%, 5/15/2030	1,500,000	1,660,797
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,507,385
Series A, 5.00%, 2/1/2028	1,780,000	1,866,945
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2029	7,440,000	8,132,698
Series A, 5.00%, 11/1/2030	6,665,000	7,434,921
Series C, 5.00%, 11/1/2028	1,000,000	1,070,007
Desert Sands Unified School District, General Obligation, CA 5.00%, 8/1/2028	4,185,000	4,452,469
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	11,000,000	11,001,877
East Side Union High School District, General Obligation, CA Series A, Assured Guaranty, Inc., 5.00%, 8/1/2028 (a)	3,880,000	4,129,803
Los Angeles Community College District, General Obligation, CA:
Series A-1, 5.00%, 8/1/2027	10,000,000	10,372,235
Series D, 5.00%, 8/1/2028	8,250,000	8,788,929
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA Series A, 5.00%, 6/1/2029	1,710,000	1,857,274
Security Description	Principal Amount	Value
Los Angeles County Public Works Financing Authority Revenue, CA Series H, 5.00%, 12/1/2029	$1,200,000	$1,316,157
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	3,720,000	3,825,771
Series A, 5.00%, 7/1/2028	10,000,000	10,453,646
Series C, 5.00%, 7/1/2027	1,080,000	1,110,708
Series C, 5.00%, 7/1/2030	5,000,000	5,344,675
Series D, 5.00%, 7/1/2030	1,600,000	1,724,091
Series E, 5.00%, 7/1/2027	1,875,000	1,928,312
Series E, 5.00%, 7/1/2028	1,500,000	1,568,047
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2026	2,395,000	2,408,019
Series B, 5.00%, 7/1/2027	1,500,000	1,543,960
Series B, 5.00%, 7/1/2028	2,800,000	2,927,021
Series B, 5.00%, 7/1/2029	1,050,000	1,115,357
Series C, 5.00%, 7/1/2027	1,025,000	1,055,039
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,427,633
Series A, 5.00%, 7/1/2026	8,350,000	8,404,262
Series A, 5.00%, 7/1/2029	2,500,000	2,713,807
Series C, 5.00%, 7/1/2027	3,075,000	3,180,920
Series QRR, 5.00%, 7/1/2027	4,000,000	4,137,782
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2027	6,735,000	6,786,088
Series B, 3.00%, 7/1/2029	1,030,000	1,046,408
Series A, 5.00%, 10/1/2027	1,250,000	1,305,050
Series B-2, 5.00%, 7/1/2037 (b)	2,000,000	2,105,502
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2027	1,550,000	1,592,734
Series A, 5.00%, 5/1/2029	1,625,000	1,745,598
Northern California Energy Authority Revenue, CA VRN, 5.00%, 12/1/2054 (b)	5,830,000	6,209,150
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2027	1,500,000	1,569,348
Northern California Transmission Agency Revenue, CA Series A, 5.00%, 5/1/2030	1,855,000	1,859,964
Orange County Local Transportation Authority Sales Tax Revenue, CA 5.00%, 2/15/2029	2,500,000	2,705,936
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Oxnard School District, General Obligation, CA Zero Coupon, 2/1/2031	$1,140,000	$963,566
Peralta Community College District, General Obligation, CA:
5.00%, 8/1/2029	2,000,000	2,177,567
5.00%, 8/1/2030	2,425,000	2,693,850
Rancho Cucamonga Redevelopment Successor Agency, Special Obligation, CA 5.00%, 9/1/2029	2,250,000	2,443,229
Regents of the University of California Medical Center Pooled Revenue, CA Series L, 5.00%, 5/15/2029	1,140,000	1,143,513
Sacramento Municipal Utility District Revenue, CA Series O, 5.00%, 9/15/2029	2,000,000	2,187,438
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	8,866,407
San Diego Unified School District, General Obligation, CA:
Series G, 5.00%, 7/1/2028	8,000,000	8,506,889
Series R-8B, 5.00%, 7/1/2029	4,500,000	4,899,619
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Series A, 5.00%, 10/1/2027	7,000,000	7,298,752
San Juan Unified School District, General Obligation, CA 5.00%, 8/1/2028	2,000,000	2,127,823
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,297,033
Southern California Public Power Authority Revenue, CA:
Series A, 5.00%, 7/1/2029	5,000,000	5,311,224
Series A, VRN, 5.00%, 4/1/2055 (b)	5,000,000	5,212,108
State of California Department of Water Resources Revenue, CA:
Series BG, 5.00%, 12/1/2028	2,500,000	2,685,520
Series BG, 5.00%, 12/1/2029	5,000,000	5,489,358
State of California, General Obligation, CA:
3.88%, 8/1/2026	5,000,000	5,023,640
4.00%, 3/1/2027	8,995,000	9,127,656
5.00%, 10/1/2027	23,090,000	23,977,674
5.00%, 11/1/2027	3,500,000	3,641,703
5.00%, 9/1/2028	31,000,000	32,807,573
5.00%, 3/1/2029	17,000,000	18,162,225
5.00%, 8/1/2029	5,000,000	5,383,937
Security Description	Principal Amount	Value
5.00%, 3/1/2030	$1,750,000	$1,903,926
5.00%, 8/1/2030	1,605,000	1,617,720
5.00%, 10/1/2030	3,000,000	3,173,957
5.00%, 4/1/2031	5,150,000	5,595,624
Series A, 5.00%, 11/1/2027	5,645,000	5,873,547
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	6,405,000	7,055,457
University of California Revenue, CA:
Series BX, 5.00%, 5/15/2027	13,755,000	14,147,271
Series BZ, 5.00%, 5/15/2029	5,000,000	5,373,684
Series BZ, 5.00%, 5/15/2030	5,000,000	5,462,156
Series CB, 5.00%, 5/15/2029	2,000,000	2,149,474
Series CD, 5.00%, 5/15/2030	5,000,000	5,462,156
Whittier Union High School District, General Obligation, CA:
Zero Coupon, 8/1/2029	1,380,000	1,239,461
Zero Coupon, 8/1/2030	2,860,000	2,472,604
		559,614,008
COLORADO — 1.5%
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2030	1,335,000	1,469,957
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	2,020,000	2,192,612
City & County of Denver Airport System Revenue, CO:
Series C, 5.00%, 11/15/2028	1,325,000	1,405,037
Series C, 5.00%, 11/15/2029	1,655,000	1,787,613
City of Colorado Springs Revenue, CO VRN, 3.15%, 12/1/2045 (b)	1,500,000	1,502,089
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	2,500,000	2,600,387
Series B, 5.00%, 11/15/2028	2,000,000	2,126,201
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2029	3,675,000	3,986,287
Colorado Health Facilities Authority Revenue, CO:
Series A, 5.00%, 9/1/2029	2,000,000	2,121,782
Series A, 5.00%, 12/1/2029	1,550,000	1,649,892
Series A, VRN, 5.00%, 11/15/2059 (b)	1,655,000	1,771,113
Series A, VRN, 5.00%, 11/15/2060 (b)	1,750,000	1,888,862
Series C, VRN, 5.00%, 11/15/2036 (b)	1,250,000	1,267,388
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Denver City & County School District No. 1, General Obligation, CO Series D, State Aid Withholding, 5.00%, 12/1/2027	$1,125,000	$1,171,362
E-470 Public Highway Authority Revenue, CO Series A, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2028 (a)	1,500,000	1,404,600
Park Creek Metropolitan District, Special Obligation, CO Assured Guaranty, Inc., 5.00%, 12/1/2027 (a)	1,000,000	1,036,884
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	4,500,000	4,678,691
State of Colorado, Certificate Participation, CO Series A, 5.00%, 12/15/2027	1,750,000	1,821,344
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,051,079
Series A, 4.00%, 6/1/2028	3,500,000	3,604,308
Series A, 5.00%, 10/1/2028	5,000,000	5,295,903
Series B, 5.00%, 6/1/2029	3,000,000	3,219,483
		51,052,874
CONNECTICUT — 2.1%
City of Hartford Revenue, CT 5.00%, 4/1/2028	2,850,000	2,984,258
Connecticut Housing Finance Authority Revenue, CT:
Series B-2, VRN, 2.75%, 11/15/2065 (b)	1,695,000	1,687,133
Series D-2, VRN, 3.10%, 11/15/2064 (b)	1,200,000	1,200,136
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A, 5.00%, 7/1/2031	1,665,000	1,816,987
Series B, VRN, 5.00%, 7/1/2049 (b)	2,000,000	2,128,275
Series B-1, VRN, 5.00%, 7/1/2064 (b)	8,335,000	9,064,327
State of Connecticut Special Tax Revenue, CT:
Series A, ETM, 5.00%, 7/1/2027	2,500,000	2,574,455
Series A, 5.00%, 7/1/2028	10,000,000	10,547,197
Series A, 5.00%, 7/1/2030	2,000,000	2,184,988
Series B, 5.00%, 7/1/2027	6,500,000	6,702,687
State of Connecticut, General Obligation, CT:
Series C, 4.00%, 6/1/2028	3,840,000	3,956,654
Series A, 5.00%, 3/15/2030	1,000,000	1,088,564
Series B, 5.00%, 8/1/2028	1,500,000	1,584,900
Security Description	Principal Amount	Value
Series D, 5.00%, 7/15/2027	$11,000,000	$11,346,295
Series E, 5.00%, 11/15/2027	3,925,000	4,081,971
Series F, 5.00%, 11/15/2029	2,500,000	2,705,718
University of Connecticut Revenue, CT:
Series A, 5.00%, 8/15/2028	3,300,000	3,485,209
Series A, 5.00%, 2/15/2031	3,000,000	3,299,779
		72,439,533
DELAWARE — 0.3%
Delaware State Economic Development Authority Revenue, DE Series A, 3.60%, 1/1/2031	1,000,000	1,024,887
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2029	1,100,000	1,182,933
State of Delaware, General Obligation, DE:
5.00%, 5/1/2029	2,000,000	2,145,965
Series A, 5.00%, 5/1/2028	2,000,000	2,101,947
Series A, 5.00%, 5/1/2029	2,000,000	2,145,964
University of Delaware Revenue, DE Series A, 5.00%, 11/1/2030	2,500,000	2,743,250
		11,344,946
DISTRICT OF COLUMBIA — 0.9%
District of Columbia Income Tax Revenue, DC Series B, 5.00%, 10/1/2029	6,980,000	7,523,904
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2030	3,000,000	3,287,645
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2028	2,300,000	2,400,099
Series A, 5.00%, 8/1/2029	2,500,000	2,690,973
Series B, 5.00%, 6/1/2028	6,000,000	6,317,154
Series E, 5.00%, 2/1/2028	2,235,000	2,336,727
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2027	4,500,000	4,642,247
Series A, 5.00%, 7/15/2028	2,255,000	2,372,692
		31,571,441
FLORIDA — 2.9%
Alachua County Health Facilities Authority Revenue, FL Series B-1, 5.00%, 12/1/2030	1,865,000	1,984,975
Central Florida Expressway Authority Revenue, FL:
Series B, 4.00%, 7/1/2030	1,795,000	1,798,584
Series A, 5.00%, 7/1/2029	2,400,000	2,575,510
City of Jacksonville Revenue, FL:
5.00%, 10/1/2028	1,400,000	1,480,341
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2029	$1,600,000	$1,720,792
5.00%, 10/1/2030	1,500,000	1,645,155
Series A, 5.00%, 10/1/2028	1,000,000	1,057,386
City of South Miami Health Facilities Authority, Inc. Revenue, FL Series B, VRN, 5.00%, 8/15/2065 (b)	1,975,000	2,125,973
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2029	3,000,000	3,241,073
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2028	1,095,000	1,160,295
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,561,850
County of Miami-Dade Revenue, FL 5.00%, 6/1/2027	1,455,000	1,495,711
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 5.00%, 10/1/2027	2,350,000	2,433,998
Series B, 5.00%, 10/1/2028	2,000,000	2,115,769
Series B, 5.00%, 10/1/2030	2,000,000	2,190,876
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2029	2,000,000	2,145,613
Florida Development Finance Corp. Revenue, FL 5.00%, 11/15/2027	1,005,000	1,037,545
Florida Insurance Assistance Interlocal Agency, Inc. Revenue, FL Series A-1, 5.00%, 9/1/2027	1,500,000	1,513,815
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2030	2,850,000	3,109,378
Florida State Board of Governors Revenue, FL Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2029 (a)	5,000,000	5,372,629
JEA Electric System Revenue, FL Series THREE, Assured Guaranty, Inc., 5.00%, 10/1/2028 (a)	2,215,000	2,342,111
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2028	1,130,000	1,194,847
Series A, 5.00%, 10/1/2029	1,000,000	1,077,229
Lee County Industrial Development Authority Revenue, FL Series A-1, 5.00%, 4/1/2030	3,000,000	3,230,593
Security Description	Principal Amount	Value
Lee County School Board, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2030	$1,000,000	$1,088,824
Orange County Health Facilities Authority Revenue, FL Series A, 5.00%, 10/1/2030	1,000,000	1,087,527
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,857,827
Pasco County School Board Revenue, FL 5.00%, 10/1/2029	3,000,000	3,223,370
Sarasota County Public Hospital District Revenue, FL Series A, 5.00%, 7/1/2030	1,000,000	1,084,536
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,576,723
Series A, 5.00%, 7/1/2029	2,120,000	2,268,198
School District of Broward County, Certificate Participation, FL:
Series A, COPs, 5.00%, 7/1/2028	1,250,000	1,257,481
Series A, COPs, 5.00%, 7/1/2030 (c)	2,565,000	2,775,950
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 5.00%, 7/1/2028	12,130,000	12,785,836
Series A, 5.00%, 7/1/2029	3,000,000	3,226,180
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2028	5,000,000	5,264,295
Series A, 5.00%, 6/1/2029	5,000,000	5,373,382
Series B, 5.00%, 6/1/2028	4,980,000	5,243,238
USF Financing Corp. Revenue, FL 5.00%, 7/1/2030	1,100,000	1,191,706
		98,917,121
GEORGIA — 3.6%
Athens Housing Authority Revenue, GA VRN, 3.23%, 6/1/2045 (b)	1,000,000	1,003,619
Bartow County Development Authority Revenue, GA Series 2013, VRN, 2.90%, 8/1/2043 (b)	4,500,000	4,468,737
Cherokee County Board of Education, General Obligation, GA:
State Aid Withholding, 5.00%, 8/1/2028	6,000,000	6,335,821
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series B, State Aid Withholding, 5.00%, 2/1/2028	$5,000,000	$5,215,663
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	2,635,000	2,849,058
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,092,343
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	10,000,000	10,367,927
County of Fulton Water & Sewerage Revenue, GA 5.00%, 1/1/2029	1,000,000	1,064,468
Development Authority of Burke County Revenue, GA VRN, 2.90%, 12/1/2049 (b)	5,725,000	5,685,227
Development Authority of Monroe County Revenue, GA Series 2ND, VRN, 2.80%, 10/1/2048 (b)	1,000,000	983,713
Georgia State Road & Tollway Authority Revenue, GA 5.00%, 6/1/2029	2,035,000	2,180,548
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2028	2,630,000	2,714,352
Main Street Natural Gas, Inc. Revenue, GA:
Series A, VRN, 4.00%, 7/1/2052 (b)	7,000,000	7,081,539
Series A, VRN, 4.00%, 9/1/2052 (b)	4,105,000	4,145,354
Series C, VRN, 4.00%, 5/1/2052 (b)	1,075,000	1,085,810
Series C, 4.00%, 8/1/2052 (b) (d)	2,250,000	2,245,171
Series A, 5.00%, 5/15/2029	2,940,000	3,071,377
Series A, VRN, 5.00%, 6/1/2053 (b)	5,705,000	5,969,385
Series B, 5.00%, 12/1/2029	1,500,000	1,566,486
Series B, VRN, 5.00%, 12/1/2052 (b)	7,635,000	7,966,015
Series B, VRN, 5.00%, 7/1/2053 (b)	6,000,000	6,291,230
Series C, VRN, 5.00%, 9/1/2053 (b)	6,710,000	7,054,456
Series D, 5.00%, 5/1/2054 (b)	5,500,000	5,776,322
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	5,965,000	6,289,121
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 1/1/2028	3,795,000	3,817,008
Security Description	Principal Amount	Value
Series HH, 5.00%, 1/1/2029	$1,115,000	$1,158,407
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	5,000,000	5,096,628
Series C, 4.00%, 1/1/2029	7,565,000	7,855,549
Series A, 5.00%, 7/1/2027	5,000,000	5,157,791
		125,589,125
GUAM — 0.0% *
Territory of Guam Revenue, GU:
Series G, 5.00%, 1/1/2028	500,000	514,639
Series G, 5.00%, 1/1/2029	500,000	522,080
		1,036,719
HAWAII — 0.6%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	2,000,000	2,029,737
Series E, 5.00%, 3/1/2027	2,500,000	2,558,043
Series E, 5.00%, 3/1/2028	2,000,000	2,095,060
Series E, 5.00%, 3/1/2029	2,500,000	2,670,188
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,785,000	1,915,478
State of Hawaii Department of Budget & Finance Revenue, HI Series A, 5.00%, 7/1/2030	2,290,000	2,478,819
State of Hawaii, General Obligation, HI:
Series FG, 5.00%, 10/1/2030	1,750,000	1,771,147
Series FT, 5.00%, 1/1/2030	1,045,000	1,087,871
Series FT, 5.00%, 1/1/2031	3,105,000	3,227,321
		19,833,664
IDAHO — 0.3%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 8/15/2028	1,650,000	1,743,777
Idaho State Building Authority Revenue, ID:
Series 2025A, 5.00%, 6/1/2029	3,930,000	4,220,003
Series A, 5.00%, 6/1/2029	5,000,000	5,368,961
		11,332,741
ILLINOIS — 3.6%
Board of Trustees of the University of Illinois Revenue, IL:
Series A, 5.00%, 4/1/2028	1,700,000	1,776,020
Series A, 5.00%, 4/1/2030	4,265,000	4,623,165
Chicago O'Hare International Airport Revenue, IL:
Series D, 5.00%, 1/1/2029	2,000,000	2,123,404
Series D, 5.25%, 1/1/2030	2,000,000	2,036,434
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,351,577
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, 5.00%, 12/1/2029	$1,000,000	$1,074,825
City of Chicago, General Obligation, IL:
Series A, 5.00%, 1/1/2027	3,865,000	3,902,465
Series A, 5.00%, 1/1/2029	1,000,000	1,030,138
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2029	1,000,000	1,074,791
DuPage County Forest Preserve District, General Obligation, IL 5.00%, 11/1/2029	1,000,000	1,076,972
Illinois Finance Authority Revenue, IL:
Series C, 3.75%, 2/15/2034	2,645,000	2,670,694
Series A, 5.00%, 10/1/2028	2,280,000	2,404,156
Series A, 5.00%, 8/15/2029	1,160,000	1,240,927
Series A, 5.00%, 8/15/2030	1,720,000	1,859,763
Series A, 5.00%, 11/15/2030	1,650,000	1,760,441
Series A, VRN, 5.00%, 8/15/2054 (b)	1,000,000	1,076,608
Series B, 5.00%, 1/1/2030	3,000,000	3,245,306
Series C, 5.00%, 2/15/2028	1,335,000	1,359,447
Illinois Municipal Electric Agency Revenue, IL Series A, Assured Guaranty, Inc., 5.00%, 2/1/2030 (a)	3,500,000	3,772,913
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2029	1,670,000	1,773,088
Series A, 5.00%, 1/1/2031	4,575,000	4,836,905
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (a)	4,000,000	3,537,097
Series B, 5.00%, 12/15/2027	1,250,000	1,252,419
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2029	1,410,000	1,522,142
Sales Tax Securitization Corp. Revenue, IL Series A, 5.00%, 1/1/2028	3,250,000	3,377,242
State of Illinois Sales Tax Revenue, IL:
Series D, 4.00%, 6/15/2030	1,225,000	1,227,027
Series A, 5.00%, 6/15/2027	3,675,000	3,777,581
State of Illinois, General Obligation, IL:
5.00%, 2/1/2027	5,330,000	5,426,022
5.00%, 2/1/2028	5,000,000	5,082,104
5.00%, 2/1/2029	1,000,000	1,015,465
Series A, 5.00%, 10/1/2028	1,710,000	1,795,064
Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2030	$1,135,000	$1,215,796
Series B, 5.00%, 9/1/2030	10,000,000	10,772,499
Series C, 5.00%, 5/1/2027	1,000,000	1,023,285
Series C, 5.00%, 11/1/2029	2,000,000	2,055,925
Series C, 5.00%, 4/1/2030 (c)	5,000,000	5,358,410
Series D, 5.00%, 11/1/2028	7,890,000	8,123,479
Series B, 5.25%, 9/1/2027	10,000,000	10,333,589
Series B, 5.25%, 9/1/2029	10,000,000	10,722,992
		123,688,177
INDIANA — 0.5%
Indiana Finance Authority Revenue, IN:
Series B, 2.50%, 11/1/2030	2,425,000	2,309,691
5.00%, 9/1/2029	1,100,000	1,109,166
Series A, 5.00%, 2/1/2029	2,515,000	2,683,096
Series B-2, VRN, 5.00%, 10/1/2060 (b)	3,015,000	3,244,628
Series D, VRN, 5.00%, 10/1/2064 (b)	2,910,000	3,115,821
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series E, 5.00%, 2/1/2030	1,825,000	1,968,062
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2029	1,100,000	1,175,204
State Intercept, 5.00%, 1/15/2030	1,000,000	1,076,893
		16,682,561
IOWA — 0.1%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2030	3,300,000	3,608,631
KANSAS — 0.2%
Kansas Development Finance Authority Revenue, KS Series B, VRN, 5.00%, 11/15/2054 (b)	1,800,000	1,897,531
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2028	4,000,000	4,228,215
University of Kansas Hospital Authority Revenue, KS Series B, VRN, 5.00%, 3/1/2055 (b) (c)	600,000	640,247
		6,765,993
KENTUCKY — 1.3%
Kentucky Economic Development Finance Authority Revenue, KY Series B, 5.00%, 8/15/2028	1,445,000	1,483,904
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Kentucky Housing Corp. Revenue, KY Housing and Urban Development, 3.15%, 5/1/2030 (b)	$1,000,000	$1,002,005
Kentucky Public Energy Authority Revenue, KY:
Series A-1, VRN, 4.00%, 8/1/2052 (b)	7,000,000	7,077,610
Series C, VRN, 4.00%, 2/1/2050 (b)	5,000,000	5,045,761
Series A, 5.00%, 5/1/2055 (b)	2,395,000	2,510,734
Series A, VRN, 5.25%, 6/1/2055 (b)	10,500,000	11,111,948
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 4/1/2029	2,375,000	2,535,073
Series A, 5.00%, 10/1/2029	2,520,000	2,713,742
Series B, 5.00%, 11/1/2027	1,000,000	1,036,860
Series B, 5.00%, 11/1/2028	1,670,000	1,768,283
Series B, 5.00%, 4/1/2029	4,715,000	5,032,787
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2028 (c)	2,045,000	2,153,140
		43,471,847
LOUISIANA — 0.7%
East Baton Rouge Sewerage Commission Revenue, LA Series A, 5.00%, 2/1/2031	1,610,000	1,766,064
Louisiana Public Facilities Authority Revenue, LA Series B, 5.00%, 5/15/2030	2,000,000	2,144,988
Parish of St. John the Baptist Revenue, LA Series 2017B-2, VRN, 2.38%, 6/1/2037 (b)	2,935,000	2,931,646
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2029	2,655,000	2,838,252
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,245,098
5.00%, 9/1/2028	3,305,000	3,488,864
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 2/1/2028	2,000,000	2,087,034
Series A, 5.00%, 2/1/2029	2,000,000	2,133,109
		23,635,055
MAINE — 0.3%
Maine Municipal Bond Bank Revenue, ME Series A, 5.00%, 9/1/2030	1,400,000	1,532,899
Maine Turnpike Authority Revenue, ME:
5.00%, 7/1/2027	1,750,000	1,803,037
5.00%, 7/1/2028	2,500,000	2,632,359
Security Description	Principal Amount	Value
5.00%, 7/1/2029	$2,380,000	$2,554,047
5.00%, 7/1/2030	365,000	398,162
		8,920,504
MARYLAND — 2.5%
County of Baltimore, General Obligation, MD:
5.00%, 2/1/2028	4,000,000	4,176,926
5.00%, 3/1/2030	1,000,000	1,089,476
County of Montgomery, General Obligation, MD:
Series A, 5.00%, 8/1/2027	5,000,000	5,174,657
Series A, 5.00%, 8/1/2028	11,775,000	12,442,013
County of Prince George's, General Obligation, MD Series A, 5.00%, 8/1/2027	7,790,000	8,046,497
Maryland Health & Higher Educational Facilities Authority Revenue, MD Series C, 5.00%, 8/15/2030	1,750,000	1,896,084
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	1,300,000	1,329,228
Maryland State Transportation Authority Revenue, MD Series A, 5.00%, 7/1/2029	4,460,000	4,793,367
State of Maryland Department of Transportation Revenue, MD:
Series 2022-B, 5.00%, 12/1/2027	3,700,000	3,851,245
Series B, 5.00%, 10/1/2030	11,395,000	12,507,832
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	3,500,000	3,505,076
Series C, 4.00%, 3/1/2029	9,245,000	9,607,975
Series 1ST, 5.00%, 3/15/2031	1,535,000	1,633,318
Series 2ND, 5.00%, 8/1/2030	1,220,000	1,284,506
Series A, 5.00%, 6/1/2028	1,110,000	1,168,697
Series A, 5.00%, 3/15/2029	8,370,000	8,946,449
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,000,000	1,048,106
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2028	2,975,000	3,132,320
		85,633,772
MASSACHUSETTS — 2.8%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,211,969
Commonwealth of Massachusetts Transportation Fund Revenue, MA Series A, 5.00%, 6/1/2029	1,250,000	1,345,362
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 5/1/2028	$2,000,000	$2,103,281
Series A, 5.00%, 3/1/2029	3,000,000	3,211,214
Series A, 5.00%, 7/1/2030	1,000,000	1,096,837
Series B, 5.00%, 5/1/2027	1,595,000	1,638,975
Series B, 5.00%, 10/1/2027	7,835,000	8,131,619
Series B, 5.00%, 5/1/2028	2,450,000	2,576,519
Series B, 5.00%, 5/1/2029	1,450,000	1,557,253
Series B, 5.00%, 6/1/2030	2,000,000	2,190,662
Series D, 5.00%, 11/1/2028	5,000,000	5,315,140
Series G, 5.00%, 12/1/2029	5,000,000	5,429,000
Series G, 5.00%, 12/1/2030	1,500,000	1,656,243
Series A, American Municipal Bond Assurance Corp., 5.50%, 8/1/2030 (a)	3,000,000	3,320,646
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Series A, Zero Coupon, 7/1/2030	1,400,000	1,226,950
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2027	1,000,000	1,021,120
5.00%, 2/1/2028	2,750,000	2,877,744
5.00%, 2/1/2029	7,295,000	7,809,449
5.00%, 2/1/2030	2,750,000	3,002,176
Series 26A, 5.00%, 2/1/2029	2,500,000	2,676,302
Series 26A, 5.00%, 2/1/2030	1,595,000	1,741,262
Series 27, 5.00%, 2/1/2030	3,000,000	3,275,101
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2027	1,670,000	1,734,248
Series FF, 5.00%, 10/1/2027	2,145,000	2,224,886
Series FF, 5.00%, 10/1/2028	1,000,000	1,060,429
Series H, 5.00%, 7/1/2030 (c)	4,860,000	5,293,623
Series N, Assured Guaranty, Inc., 5.00%, 7/1/2030 (a)	3,165,000	3,440,752
Massachusetts Housing Finance Agency Revenue, MA:
Series C-3, 3.15%, 6/1/2030	2,835,000	2,828,206
Series A-3, 3.75%, 6/1/2029	2,500,000	2,537,874
Massachusetts School Building Authority Revenue, MA Series B, 5.00%, 2/15/2030	1,500,000	1,642,189
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	1,400,000	1,520,331
Massachusetts Water Resources Authority Revenue, MA Series C, 5.00%, 8/1/2027	5,500,000	5,682,637
		96,379,999
Security Description	Principal Amount	Value
MICHIGAN — 1.4%
Birmingham City School District, General Obligation, MI 5.00%, 5/1/2028	$1,250,000	$1,310,076
Forest Hills Public Schools, General Obligation, MI Series I, 5.00%, 5/1/2028	1,575,000	1,651,678
Great Lakes Water Authority Sewage Disposal System Revenue, MI Series A, 5.00%, 7/1/2030	3,000,000	3,270,046
Michigan Finance Authority Revenue, MI:
Series D-1, VRN, 1.20%, 10/15/2030 (b)	2,315,000	2,204,841
5.00%, 11/15/2028	4,800,000	4,859,430
Series A, 5.00%, 4/15/2027	1,335,000	1,365,894
Series A, 5.00%, 10/1/2028	7,195,000	7,625,832
Series A, Class 1, 5.00%, 6/1/2029	1,000,000	1,057,674
Series A-MI, 5.00%, 12/1/2026	2,000,000	2,031,623
Michigan State Building Authority Revenue, MI:
Series II, 5.00%, 10/15/2027	3,500,000	3,630,934
Series II, 5.00%, 10/15/2028	2,800,000	2,966,471
Michigan State Hospital Finance Authority Revenue, MI:
Series C, 5.00%, 11/15/2029	1,365,000	1,454,235
Series C, 5.00%, 12/1/2030	1,340,000	1,386,886
Michigan State Housing Development Authority Revenue, MI Series A, 3.30%, 10/1/2030	4,285,000	4,221,312
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2028	2,400,000	2,508,770
State of Michigan Trunk Line Revenue, MI 5.00%, 11/15/2028	3,500,000	3,717,002
State of Michigan, General Obligation, MI 4.00%, 5/1/2029	1,000,000	1,000,969
Wayne County Airport Authority Revenue, MI Series E, 5.00%, 12/1/2030	1,000,000	1,093,896
		47,357,569
MINNESOTA — 1.6%
City of Minneapolis Revenue, MN Series B, VRN, 5.00%, 11/15/2053 (b)	4,250,000	4,573,690
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue, MN 5.00%, 8/15/2030	1,040,000	1,130,733
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	$3,000,000	$3,205,521
Metropolitan Council, General Obligation, MN Series C, 5.00%, 12/1/2028	1,000,000	1,063,756
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2031	1,000,000	1,015,771
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	6,830,000	7,138,239
Southern Minnesota Municipal Power Agency Revenue, MN Series A, 5.00%, 1/1/2030	2,100,000	2,265,483
State of Minnesota Revenue, MN Series A, 5.00%, 3/1/2028	5,150,000	5,387,869
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2029	10,000,000	10,777,174
Series D, 5.00%, 8/1/2027	8,500,000	8,782,258
Stillwater Independent School District No. 834, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	8,745,000	9,311,956
		54,652,450
MISSISSIPPI — 0.0% *
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2029	1,000,000	1,062,003
MISSOURI — 0.6%
Curators of the University of Missouri Revenue, MO 5.00%, 11/1/2028	2,000,000	2,118,836
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 5.00%, 6/1/2030	2,900,000	3,123,969
Series B, 5.00%, 11/15/2030	1,000,000	1,080,252
Series C, VRN, 5.00%, 5/1/2052 (b)	2,000,000	2,089,491
Jackson County Reorganized School District No. 7, General Obligation, MO 6.00%, 3/1/2028	1,000,000	1,065,907
Security Description	Principal Amount	Value
Jackson County School District No. R-IV Blue Springs, General Obligation, MO 4.00%, 3/1/2028	$6,635,000	$6,811,561
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2030	3,000,000	3,273,910
		19,563,926
MONTANA — 0.1%
City of Forsyth Revenue, MT 3.88%, 7/1/2028	3,000,000	3,045,935
Montana Facility Finance Authority Revenue, MT Series B, VRN, 5.00%, 2/15/2065 (b)	1,000,000	1,060,251
		4,106,186
NEBRASKA — 0.4%
Central Plains Energy Project Revenue, NE:
Series 1, VRN, 5.00%, 5/1/2053 (b)	5,065,000	5,289,840
Series A, 5.00%, 5/1/2054 (b)	5,700,000	6,028,732
Omaha Public Power District Revenue, NE Series B, 5.00%, 2/1/2027	3,000,000	3,061,557
		14,380,129
NEVADA — 1.0%
Clark County School District, General Obligation, NV:
Series A, 5.00%, 6/15/2030	1,000,000	1,085,585
Series B, 5.00%, 6/15/2030	10,000,000	10,855,849
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2028	5,000,000	5,263,483
Series A, 5.00%, 7/1/2029	5,015,000	5,383,201
County of Clark Revenue, NV 5.00%, 7/1/2028	5,000,000	5,267,189
County of Clark, General Obligation, NV Series A, 5.00%, 11/1/2027	2,495,000	2,499,746
State of Nevada, General Obligation, NV Series A, 5.00%, 5/1/2030	3,000,000	3,269,294
		33,624,347
NEW HAMPSHIRE — 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series C, 3.30%, 6/1/2038 (b)	5,000,000	5,012,895
Build America Mutual Assurance Corp., 5.00%, 7/1/2027 (a)	2,370,000	2,442,390
		7,455,285
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
NEW JERSEY — 3.2%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	$3,500,000	$3,509,850
New Jersey Economic Development Authority Revenue, NJ:
Series A, 3.38%, 7/1/2030	500,000	496,497
Series A, Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (a)	2,005,000	2,053,657
Series A, 5.00%, 11/1/2029	5,595,000	6,026,499
Series FFF, 5.00%, 6/15/2027	1,000,000	1,028,896
Series RRR, 5.00%, 3/1/2028	5,340,000	5,581,534
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 3/1/2027	12,500,000	12,801,586
Series A, 5.00%, 5/15/2027	1,805,000	1,850,804
Series A, 5.00%, 5/15/2028	1,550,000	1,627,150
Series B, 5.00%, 7/1/2030	1,435,000	1,441,210
Series C, 5.00%, 3/1/2029	4,500,000	4,812,887
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
5.00%, 7/1/2030	1,250,000	1,331,411
Series A, 5.00%, 7/1/2028	2,300,000	2,343,233
Series A, 5.00%, 7/1/2029	1,715,000	1,723,743
Series A, 5.00%, 7/1/2030	1,150,000	1,155,624
New Jersey Housing & Mortgage Finance Agency Revenue, NJ Series B, 3.05%, 11/1/2029	3,625,000	3,617,758
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series 2014-BB-2, 5.00%, 6/15/2030	1,255,000	1,366,420
Series A, 5.00%, 6/15/2027	1,775,000	1,826,290
Series A, 5.00%, 12/15/2027	12,250,000	12,745,232
Series A, 5.00%, 6/15/2029	3,660,000	3,676,181
Series A, 5.00%, 6/15/2030	4,000,000	4,016,740
Series A-1, 5.00%, 6/15/2027	3,170,000	3,184,134
Series A-1, 5.00%, 6/15/2028	1,110,000	1,115,149
Series AA, 5.00%, 6/15/2030	6,000,000	6,533,397
New Jersey Turnpike Authority Revenue, NJ:
Series A, 5.00%, 1/1/2030	1,685,000	1,822,780
Series B, 5.00%, 1/1/2028	2,070,000	2,159,762
Series B, 5.00%, 1/1/2029	5,000,000	5,316,858
Series B, 5.00%, 1/1/2030	3,755,000	4,062,042
State of New Jersey, General Obligation, NJ:
2.00%, 6/1/2029	5,000,000	4,785,111
Series A, 5.00%, 6/1/2029	3,235,000	3,475,556
Tobacco Settlement Financing Corp. Revenue, NJ Series A, 5.00%, 6/1/2030	1,000,000	1,039,029
		108,527,020
Security Description	Principal Amount	Value
NEW MEXICO — 1.2%
City of Farmington Revenue, NM:
Series B, 1.80%, 4/1/2029	$3,400,000	$3,190,756
Series D, VRN, 3.90%, 6/1/2040 (b)	1,500,000	1,524,324
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2027	5,000,000	5,148,701
Series C, 5.00%, 12/15/2027	1,000,000	1,041,791
New Mexico Municipal Energy Acquisition Authority Revenue, NM VRN, 5.00%, 6/1/2054 (b)	7,000,000	7,379,629
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2027	11,935,000	12,310,153
Series B, 5.00%, 7/1/2029	5,000,000	5,361,126
State of New Mexico, General Obligation, NM 5.50%, 3/1/2028	4,000,000	4,227,339
		40,183,819
NEW YORK — 14.1%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,486,410
Series B, 5.00%, 11/1/2028	4,000,000	4,266,613
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,524,280
Series A, 5.00%, 8/1/2027	3,725,000	3,845,166
Series A, 5.00%, 8/1/2029	7,500,000	8,033,716
Series A-1, 5.00%, 8/1/2028	1,065,000	1,120,149
Series B-1, 5.00%, 10/1/2028	1,305,000	1,377,035
Series B-3, 5.00%, 9/1/2027	13,250,000	13,703,489
Series C, 5.00%, 8/1/2027	30,305,000	31,282,618
Series F, 5.00%, 8/1/2028	3,000,000	3,155,350
Series F, 5.00%, 8/1/2029	5,000,000	5,355,810
Series F-1, 5.00%, 8/1/2027	3,740,000	3,860,650
Series F-1, 5.00%, 8/1/2028	1,600,000	1,682,854
County of Westchester, General Obligation, NY Series A, 5.00%, 3/15/2029	1,620,000	1,741,051
Long Island Power Authority Revenue, NY Series A, 5.00%, 9/1/2030	4,000,000	4,397,384
Metropolitan Transportation Authority Revenue, NY:
Series A1, 5.00%, 11/15/2027	1,065,000	1,068,123
Series B, 5.00%, 11/15/2027	3,340,000	3,469,132
Series B, 5.00%, 11/15/2030	7,500,000	8,226,792
Series C1, 5.00%, 11/15/2029	1,125,000	1,175,311
Series C-1, 5.00%, 11/15/2029	1,115,000	1,128,380
Series D, 5.00%, 11/15/2029	5,750,000	5,819,002
Series D, 5.00%, 11/15/2030	1,040,000	1,052,034
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2030	$1,400,000	$1,530,257
New York City Housing Development Corp. Revenue, NY:
Series B, VRN, 3.10%, 11/1/2045 (b)	5,000,000	4,962,032
Series A, VRN, 3.25%, 11/1/2065 (b)	10,000,000	10,017,728
Series A-1, 3.38%, 11/15/2029	1,000,000	1,000,306
Series A-2, VRN, 3.73%, 5/1/2063 (b)	1,000,000	1,001,036
Series C-2, VRN, 3.75%, 5/1/2065 (b)	5,500,000	5,569,985
Series B-2, VRN, 3.95%, 11/1/2064 (b)	1,000,000	1,017,787
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty, Inc., 5.00%, 1/1/2028 (a)	1,000,000	1,037,428
New York City Municipal Water Finance Authority Revenue, NY:
Series BB, 5.00%, 6/15/2028	9,385,000	9,906,302
Series BB, 5.00%, 6/15/2029	7,000,000	7,544,354
Series CC, 5.00%, 6/15/2029	7,000,000	7,544,354
Series DD, 5.00%, 6/15/2030 (c)	1,800,000	1,971,447
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-2, State Aid Withholding, 5.00%, 7/15/2030	4,500,000	4,936,975
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2027	17,235,000	17,897,543
Series A, 5.00%, 5/1/2027	4,370,000	4,486,218
Series B, 5.00%, 5/1/2027	2,570,000	2,638,348
Series B, 5.00%, 5/1/2028	4,000,000	4,196,567
Series B-1, 5.00%, 11/1/2028	4,420,000	4,684,903
Series C, 5.00%, 2/1/2028	1,140,000	1,190,445
Series C, 5.00%, 5/1/2028	2,630,000	2,759,243
Series C, 5.00%, 5/1/2029	2,335,000	2,498,384
Series C-1, 5.00%, 11/1/2027	2,895,000	3,006,289
Series E, 5.00%, 11/1/2029	1,500,000	1,619,292
Series E-1, 5.00%, 11/1/2028	2,725,000	2,888,317
Series F-1, 5.00%, 11/1/2029	4,400,000	4,749,925
Series G-1, 5.00%, 5/1/2029	8,225,000	8,800,517
Series G-1, 5.00%, 11/1/2029	3,500,000	3,778,349
Series H, 5.00%, 11/1/2029	2,600,000	2,806,774
Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue, NY:
Series 2025A, 5.00%, 7/1/2028	$2,675,000	$2,819,149
Series A, 5.00%, 3/15/2027	4,255,000	4,355,917
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2027 (a)	3,600,000	3,736,830
Series A, 5.00%, 3/15/2028	7,365,000	7,714,710
Series A, 5.00%, 7/1/2028	3,000,000	3,129,090
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2028 (a)	11,440,000	12,145,603
Series A, 5.00%, 3/15/2029	20,000,000	21,383,898
Series A, 5.00%, 7/1/2029	4,250,000	4,566,570
Series A, 5.00%, 3/15/2030	3,000,000	3,262,123
Series A, 5.00%, 5/1/2030	1,000,000	1,082,471
Series A, 5.00%, 7/1/2030	2,000,000	2,182,718
Series A, 5.00%, 3/15/2031	4,000,000	4,408,769
Series A-1, 5.00%, 3/15/2028	7,725,000	8,091,804
Series B, 5.00%, 3/15/2030	5,715,000	6,217,333
Series B, 5.00%, 7/1/2030	1,500,000	1,642,722
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2027	3,750,000	3,865,603
Series A, 5.00%, 6/15/2028	5,000,000	5,277,731
Series B, 5.00%, 6/15/2027	6,000,000	6,184,964
Series B, 5.00%, 5/15/2028	1,500,000	1,580,392
Series B, 5.00%, 6/15/2028	2,455,000	2,591,366
Series B, 5.00%, 5/15/2029	1,000,000	1,076,641
New York State Housing Finance Agency Revenue, NY:
Series A-2, 2.50%, 11/1/2060 (b)	1,255,000	1,246,306
Series A, VRN, 3.10%, 5/1/2056 (b)	3,100,000	3,085,816
Series D-2, 3.10%, 5/1/2062 (b)	805,000	805,011
Series D-2, VRN, 3.15%, 5/1/2065 (b)	7,000,000	7,006,336
Series D-2, VRN, 3.20%, 5/1/2065 (b)	4,500,000	4,490,978
Series B-2, VRN, 3.30%, 12/15/2054 (b)	2,835,000	2,838,341
Series C-2, VRN, 3.30%, 5/1/2065 (b)	2,810,000	2,815,005
Series B-2, VRN, 3.35%, 12/15/2054 (b)	2,110,000	2,118,084
Series B-2, VRN, 3.45%, 11/1/2063 (b)	1,000,000	1,000,438
Series A-2, Housing and Urban Development, 3.50%, 11/1/2064 (b)	1,000,000	1,005,779
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (b)	4,005,000	4,025,709
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, NY:
Series A, 5.00%, 3/15/2027	$10,955,000	$11,213,515
Series A, 5.00%, 1/1/2028	2,465,000	2,574,052
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	3,750,000	3,840,538
Series 243, 5.00%, 12/1/2028	6,820,000	7,273,376
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,577,103
Series B, 5.00%, 3/15/2028	1,525,000	1,603,388
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	17,200,000	17,495,730
Series A, 5.00%, 11/15/2026	1,000,000	1,016,153
Series A, 5.00%, 11/15/2027	10,000,000	10,398,303
Series A, 5.00%, 11/15/2028	5,000,000	5,322,058
Series A-2, 5.00%, 11/15/2029	1,040,000	1,128,317
Series B, 5.00%, 5/15/2027	10,875,000	11,181,591
Series B, 5.00%, 11/15/2028	13,335,000	14,113,757
Series B-2, 5.00%, 3/15/2029	5,000,000	5,356,300
Trust for Cultural Resources of The City of New York Revenue, NY Series 1-E, 4.00%, 4/1/2031	1,005,000	1,011,237
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,022,629
Series 1, 5.00%, 12/15/2028	3,970,000	4,032,241
Series TE-2, 5.00%, 6/15/2030	1,750,000	1,839,768
		486,566,717
NORTH CAROLINA — 2.1%
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 5.00%, 1/15/2028	1,465,000	1,524,883
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,125,492
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2027	1,500,000	1,546,755
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,051,386
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,481,541
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2027	1,300,000	1,345,967
5.00%, 9/1/2028	1,675,000	1,773,072
Security Description	Principal Amount	Value
City of Raleigh, General Obligation, NC 5.00%, 4/1/2030	$2,500,000	$2,727,768
County of Cabarrus Revenue, NC Series A, 5.00%, 8/1/2029	3,000,000	3,228,371
County of Durham Revenue, NC Series A, 5.00%, 6/1/2028	1,255,000	1,320,305
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	5,000,000	5,235,637
County of Mecklenburg Revenue, NC 5.00%, 2/1/2030	3,000,000	3,256,889
County of Mecklenburg, General Obligation, NC Series B, 5.00%, 2/1/2029	5,000,000	5,338,571
County of Wake Revenue, NC Series A, 5.00%, 5/1/2030	2,200,000	2,399,263
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	4,000,000	4,204,061
North Carolina Medical Care Commission Revenue, NC Series B, VRN, 5.00%, 6/1/2055 (b)	3,500,000	3,749,137
North Carolina Municipal Power Agency No. 1 Revenue, NC Series A, 5.00%, 1/1/2027	1,955,000	1,966,600
North Carolina Turnpike Authority Revenue, NC Assured Guaranty, Inc., 5.00%, 1/1/2027 (a)	1,415,000	1,438,741
State of North Carolina Revenue, NC:
Series A, 5.00%, 5/1/2028	9,800,000	10,297,907
Series A, 5.00%, 5/1/2029	4,000,000	4,286,026
Series B, 5.00%, 5/1/2027	1,000,000	1,027,028
State of North Carolina, General Obligation, NC:
Series C, 5.00%, 6/1/2027	3,000,000	3,089,933
Series C, 5.00%, 6/1/2030	5,665,000	6,198,011
		72,613,344
NORTH DAKOTA — 0.2%
Cass County Joint Water Resource District Revenue, ND Series A, 3.45%, 4/1/2027	1,635,000	1,635,335
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2029	5,000,000	5,402,136
		7,037,471
OHIO — 2.3%
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2026	1,000,000	1,008,920
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
City of Columbus, General Obligation, OH:
5.00%, 4/1/2027	$3,745,000	$3,839,017
5.00%, 4/1/2029	5,485,000	5,870,898
Series A, 5.00%, 4/1/2028	1,095,000	1,148,552
Columbus City School District, General Obligation, OH Series A, School District Credit Enhancement Program, 5.00%, 12/1/2030	2,100,000	2,303,924
Columbus-Franklin County Finance Authority Revenue, OH VRN, 3.19%, 6/1/2044 (b)	1,000,000	1,003,166
County of Allen Hospital Facilities Revenue, OH:
Series A, 5.00%, 8/1/2029	1,000,000	1,038,023
Series B-1, VRN, 5.00%, 10/1/2049 (b)	2,000,000	2,050,705
County of Franklin Revenue, OH Series A, 5.00%, 11/1/2027	750,000	777,159
Lancaster Port Authority Revenue, OH Series A, VRN, 5.00%, 2/1/2055 (b)	1,000,000	1,052,415
Ohio Air Quality Development Authority Revenue, OH VRN, 3.50%, 8/1/2034 (b) (c)	2,000,000	2,002,167
Ohio State University Revenue, OH Series A, 5.00%, 12/1/2028	1,000,000	1,061,680
Ohio Turnpike & Infrastructure Commission Revenue, OH:
Series A, 5.00%, 2/15/2028	1,000,000	1,044,217
Series A, 5.00%, 2/15/2031	2,830,000	2,942,905
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
5.00%, 12/1/2030	2,000,000	2,202,501
Series A, 5.00%, 6/1/2028	1,000,000	1,052,404
Series A, 5.00%, 12/1/2028	3,000,000	3,190,389
Series E, 5.00%, 12/1/2029	5,000,000	5,419,322
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,041,450
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,063,762
Series 2024-1, 5.00%, 12/15/2027	1,500,000	1,562,175
Series A, 5.00%, 1/1/2029	2,285,000	2,420,996
Series A, 5.00%, 2/1/2029	3,000,000	3,196,104
Series A, 5.00%, 1/15/2030	5,000,000	5,338,086
Series B, 5.00%, 1/1/2028	3,000,000	3,119,024
State of Ohio, General Obligation, OH:
Series A, 5.00%, 9/1/2028	4,000,000	4,233,912
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2029	$1,365,000	$1,459,733
Series A, 5.00%, 9/1/2029	3,200,000	3,451,756
Series B, 5.00%, 9/15/2028	5,000,000	5,296,751
Series B, 5.00%, 11/1/2029	7,000,000	7,573,396
Series Y, 5.00%, 5/1/2027	750,000	770,352
Series Y, 5.00%, 5/1/2028	1,000,000	1,050,953
		80,586,814
OKLAHOMA — 0.7%
City of Tulsa, General Obligation, OK Series C, 3.00%, 10/1/2028	2,000,000	2,001,255
Garfield County Educational Facilities Authority Revenue, OK Series A, 5.00%, 9/1/2028	1,135,000	1,143,643
Oklahoma Capitol Improvement Authority Revenue, OK:
Series A, 5.00%, 7/1/2027	1,250,000	1,288,040
Series A, 5.00%, 7/1/2028	2,250,000	2,371,651
Series A, 5.00%, 7/1/2030 (c)	2,000,000	2,182,485
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,540,232
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2028	5,000,000	5,223,687
Tulsa County Industrial Authority Revenue, OK 5.00%, 9/1/2030	1,000,000	1,082,359
		23,833,352
OREGON — 1.0%
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 12/1/2028	4,015,000	4,269,055
Series B, 5.00%, 6/1/2029	3,660,000	3,927,769
City of Portland Water System Revenue, OR Series A, 5.00%, 5/1/2029	3,000,000	3,214,519
Metro, General Obligation, OR 5.00%, 6/1/2028	3,000,000	3,158,707
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2029	2,000,000	2,142,686
Series C, 5.00%, 4/1/2026	4,550,000	4,550,000
Salem-Keizer School District No. 24J, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2030	1,560,000	1,639,167
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2030	1,250,000	1,374,096
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2027	2,050,000	2,106,075
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2029	$4,550,000	$4,882,349
Series A, 5.00%, 5/1/2030	2,500,000	2,730,488
		33,994,911
PENNSYLVANIA — 2.4%
Allegheny County Hospital Development Authority Revenue, PA:
Series A, 5.00%, 4/1/2030	1,000,000	1,037,581
Series A, 5.00%, 7/15/2030	1,000,000	1,063,151
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2030	500,000	548,347
City of Philadelphia Water & Wastewater Revenue, PA Series C, Assured Guaranty, Inc., 5.00%, 9/1/2030 (a)	1,435,000	1,567,470
City of Philadelphia, General Obligation, PA:
Series C, 5.00%, 8/1/2027	1,000,000	1,030,794
Series C, 5.00%, 8/1/2030	1,800,000	1,962,955
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 10/1/2027	4,000,000	4,147,231
Series FIRST, 5.00%, 9/1/2027	5,000,000	5,174,033
Series FIRST, 5.00%, 9/1/2028	6,000,000	6,342,322
Series FIRST, 5.00%, 9/1/2029	4,340,000	4,674,217
Series FIRST, 5.00%, 4/1/2030	7,500,000	8,149,984
Dauphin County General Authority Revenue, PA Series A, 5.00%, 6/1/2029	1,000,000	1,003,300
Geisinger Authority Revenue, PA Series B, VRN, 5.00%, 4/1/2043 (b)	1,500,000	1,513,239
General Authority of Southcentral Pennsylvania Revenue, PA Series A, 5.00%, 6/1/2029	3,000,000	3,188,154
Lehigh County Industrial Development Authority Revenue, PA Series A, 3.00%, 9/1/2029	1,000,000	998,118
Montgomery County Industrial Development Authority Revenue, PA Series B, 4.10%, 6/1/2029	4,030,000	4,148,043
Northampton County General Purpose Authority Revenue, PA Series A-1, 5.00%, 8/15/2030	1,000,000	1,069,908
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A, 5.00%, 11/15/2027	2,165,000	2,235,457
Security Description	Principal Amount	Value
Series A, 5.00%, 12/15/2030 (c)	$745,000	$802,768
Series B, 5.00%, 3/15/2028	1,000,000	1,040,456
Series B, 5.00%, 6/15/2031 (c)	2,000,000	2,161,035
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.00%, 12/1/2030	1,070,000	1,084,268
Pennsylvania Turnpike Commission Revenue, PA:
Series 1ST, 5.00%, 12/1/2028	1,650,000	1,753,001
Series A, 5.00%, 12/1/2027	1,000,000	1,037,881
Series A, 5.00%, 12/1/2028	1,100,000	1,168,667
Series A, 5.00%, 12/1/2029	1,660,000	1,794,438
Series B, 5.00%, 12/1/2029	1,715,000	1,853,892
Series FIRST, 5.00%, 6/1/2030	5,000,000	5,420,625
Series FIRST, 5.00%, 12/1/2030	1,980,000	2,169,635
Philadelphia Gas Works Co. Revenue, PA Series 14TH, 5.00%, 10/1/2030	1,500,000	1,517,280
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2029	3,685,000	3,920,678
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA 5.00%, 2/15/2029	6,815,000	7,256,446
Westmoreland County Municipal Authority Revenue, PA Series A, Build America Mutual Assurance Corp., 5.00%, 8/15/2027 (a)	1,000,000	1,029,754
		83,865,128
RHODE ISLAND — 0.1%
Rhode Island Commerce Corp. Revenue, RI Series B, 5.00%, 6/15/2028	1,455,000	1,461,376
Rhode Island Health & Educational Building Corp. Revenue, RI 5.00%, 5/15/2030	1,500,000	1,504,379
		2,965,755
SOUTH CAROLINA — 0.9%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,291,122
City of Charleston Waterworks & Sewer System Revenue, SC Series B, 5.00%, 1/1/2030	2,000,000	2,172,624
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Greenville County School District Revenue, SC 5.00%, 12/1/2028	$4,250,000	$4,516,437
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2029	1,400,000	1,445,259
Patriots Energy Group Financing Agency Revenue, SC Series B-1, VRN, 5.25%, 2/1/2054 (b)	400,000	427,002
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	10,000,000	10,230,243
South Carolina Transportation Infrastructure Bank Revenue, SC:
Series B, 5.00%, 10/1/2027	5,000,000	5,186,289
Series B, 5.00%, 10/1/2029	1,060,000	1,144,072
		29,413,048
SOUTH DAKOTA — 0.1%
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2030	1,150,000	1,176,295
Series B, 5.00%, 11/1/2027	1,600,000	1,649,634
		2,825,929
TENNESSEE — 1.5%
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN 5.00%, 12/1/2029	1,250,000	1,351,233
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 7/1/2029	3,000,000	3,206,915
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	3,000,000	3,150,466
Series B, 5.00%, 5/15/2029	2,250,000	2,410,383
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	6,500,000	6,666,500
Metropolitan Nashville Airport Authority Revenue, TN Series A, 5.00%, 7/1/2030	1,025,000	1,118,514
Rutherford County Health & Educational Facilities Board Revenue, TN Series B-1, VRN, 5.00%, 11/15/2048 (b)	3,145,000	3,397,252
Security Description	Principal Amount	Value
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty, Inc., 5.00%, 6/1/2028 (a)	$1,000,000	$1,042,991
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	9,000,000	9,459,137
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	6,000,000	6,058,858
Series A, VRN, 5.00%, 10/1/2054 (b)	6,000,000	6,289,795
Series A, VRN, 5.50%, 10/1/2053 (b)	1,000,000	1,063,019
Tennessee Energy Acquisition Corp. Revenue, TN Series A-1, VRN, 5.00%, 5/1/2053 (b)	6,750,000	6,962,354
		52,177,417
TEXAS — 11.1%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,113,541
Aldine Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 2/15/2029 (a)	5,000,000	5,329,880
Alvin Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	1,000,000	1,085,954
Arlington Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (a)	2,015,000	2,108,246
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2028 (a)	3,300,000	3,483,163
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2027	5,000,000	5,166,567
Series A, 5.00%, 8/15/2028	5,000,000	5,282,988
Series A, 5.00%, 8/15/2029	2,160,000	2,327,516
Central Texas Regional Mobility Authority Revenue, TX:
Series A, 5.00%, 1/1/2028	1,500,000	1,559,538
Series C, 5.00%, 1/1/2027	1,475,000	1,484,038
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2030	2,100,000	2,294,556
City of Austin, General Obligation, TX 5.00%, 9/1/2028	3,000,000	3,167,044
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2027	$2,055,000	$2,114,402
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2030	1,750,000	1,753,775
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2028	4,000,000	4,179,861
Series B, 5.00%, 2/15/2028	10,000,000	10,449,652
Series B, 5.00%, 2/15/2029	5,000,000	5,325,342
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,131,065
City of Houston Combined Utility System Revenue, TX Series A, 5.00%, 11/15/2026	2,000,000	2,030,186
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2028	1,045,000	1,092,266
City of San Antonio Electric & Gas Systems Revenue, TX:
Series A, VRN, 3.00%, 2/1/2055 (b)	2,165,000	2,145,870
Series B, 3.00%, 2/1/2030	1,000,000	997,495
5.00%, 2/1/2027	3,650,000	3,721,911
5.00%, 2/1/2028	1,500,000	1,561,984
Series A, 5.00%, 2/1/2029	1,000,000	1,063,973
Series B, 5.00%, 2/1/2027	1,000,000	1,020,703
Series C, 5.00%, 2/1/2029	1,390,000	1,478,922
Series D, 5.00%, 2/1/2029	3,775,000	4,016,497
City of San Antonio, General Obligation, TX 5.00%, 2/1/2029	1,125,000	1,196,050
Clear Creek Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (a)	1,525,000	1,653,154
Comal Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (a)	1,500,000	1,597,677
Conroe Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2031 (a)	550,000	605,750
Series A, Permanent School Fund, 5.00%, 2/15/2028 (a)	1,565,000	1,637,422
County of Collin, General Obligation, TX:
5.00%, 2/15/2028	1,450,000	1,512,760
5.00%, 2/15/2029	1,000,000	1,062,501
5.00%, 2/15/2030	1,050,000	1,133,270
Security Description	Principal Amount	Value
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	$2,680,000	$2,825,994
Series A, 5.00%, 8/15/2028	7,000,000	7,381,327
County of Harris, General Obligation, TX:
Series A, 5.00%, 9/15/2029	2,000,000	2,152,653
Series A, 5.00%, 9/15/2030	2,475,000	2,705,745
County of Montgomery, General Obligation, TX Series A, 5.00%, 3/1/2031	1,750,000	1,917,345
County of Williamson, General Obligation, TX 5.00%, 2/15/2029	8,000,000	8,481,795
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (a)	1,995,000	2,131,193
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,171,139
Series A, Permanent School Fund, 5.00%, 2/15/2028 (a)	8,855,000	9,259,798
Dallas College, General Obligation, TX 5.00%, 2/15/2028	2,500,000	2,609,609
Dallas Fort Worth International Airport Revenue, TX:
Series B, 5.00%, 11/1/2027	915,000	950,015
Series B, 5.00%, 11/1/2029	1,100,000	1,185,410
Dallas Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (a)	2,075,000	2,171,023
Series C, Permanent School Fund, 5.00%, 2/15/2028 (a)	5,000,000	5,231,380
Series C, Permanent School Fund, 5.00%, 2/15/2030 (a)	2,450,000	2,658,705
Denton Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2027 (a)	2,250,000	2,320,976
Series C, Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (a)	1,000,000	1,095,559
Dripping Springs Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (a)	1,250,000	1,306,361
Permanent School Fund, 5.00%, 2/15/2029 (a)	1,250,000	1,330,898
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Eagle Mountain & Saginaw Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 8/15/2030 (a)	$2,000,000	$2,188,523
Ector County Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 8/15/2027 (a)	2,135,000	2,206,447
Fort Bend Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 0.72%, 8/1/2051 (a) (b)	2,410,000	2,386,329
Series B, Permanent School Fund Guaranteed, 4.00%, 8/1/2054 (a) (b)	6,665,000	6,766,937
Fort Worth Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,400,000	1,491,566
Frisco Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (a)	5,000,000	5,329,880
Garland Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (a)	3,000,000	3,199,645
Georgetown Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (a)	2,000,000	2,164,241
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (b)	5,080,000	5,250,959
Grapevine-Colleyville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (a)	4,000,000	4,136,055
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
5.00%, 10/1/2028	2,000,000	2,002,474
Series A, 5.00%, 5/15/2029	1,050,000	1,106,566
Series A, 5.00%, 12/1/2029	8,365,000	9,026,956
Series C-3, VRN, 5.00%, 6/1/2032 (b)	1,000,000	1,014,086
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (a)	1,255,000	1,311,431
Security Description	Principal Amount	Value
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (a)	$2,000,000	$2,169,604
Humble Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (a)	3,050,000	3,245,997
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2029 (a)	2,550,000	2,740,070
Lamar Consolidated Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (a)	3,125,000	3,385,215
Lewisville Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2029 (a)	2,500,000	2,690,529
Permanent School Fund, 5.00%, 8/15/2030 (a)	875,000	958,614
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2030	2,000,000	2,159,969
Series A, 5.00%, 5/15/2027	1,000,000	1,026,396
Series A, 5.00%, 5/15/2030	5,750,000	6,209,910
Matagorda County Navigation District No. 1 Revenue, TX Series A, 2.60%, 11/1/2029	3,500,000	3,405,767
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (a)	3,000,000	3,187,651
North East Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/1/2027 (a)	2,000,000	2,065,613
Permanent School Fund, 5.00%, 8/1/2029 (a)	2,735,000	2,938,667
North Texas Municipal Water District Water System Revenue, TX 5.00%, 9/1/2027	1,500,000	1,551,785
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2027	4,460,000	4,539,514
Series A, 5.00%, 1/1/2028	1,230,000	1,279,895
Series A, 5.00%, 1/1/2029	3,335,000	3,539,958
Series B, 5.00%, 1/1/2030	7,500,000	8,071,702
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Northside Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 3.00%, 8/1/2053 (a) (b)	$2,460,000	$2,460,217
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	8,000,000	8,243,353
Series A, 5.00%, 7/1/2029	7,000,000	7,510,096
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2028	6,500,000	6,850,268
Series A, 5.00%, 7/1/2030 (c)	3,000,000	3,275,167
Plano Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (a)	5,000,000	5,339,902
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	3,500,000	3,799,494
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,471,539
Port Authority of Houston of Harris County Texas, General Obligation, TX Series A-2, 5.00%, 10/1/2027	3,155,000	3,269,237
Round Rock Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 8/1/2044 (a) (b)	1,500,000	1,630,616
San Antonio Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (a)	1,000,000	1,033,876
San Antonio Water System Revenue, TX Series A, 5.00%, 5/15/2029	5,000,000	5,347,944
Sherman Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (a)	625,000	638,593
Spring Branch Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/1/2030 (a)	1,875,000	2,034,129
Spring Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2027 (a)	1,500,000	1,551,227
Permanent School Fund, 5.00%, 8/15/2029 (a)	3,000,000	3,221,605
Security Description	Principal Amount	Value
State of Texas, General Obligation, TX:
5.00%, 10/1/2027	$1,000,000	$1,036,808
5.00%, 10/1/2028	7,500,000	7,930,687
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	2,000,000	2,066,929
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, VRN, 5.00%, 11/15/2064 (b)	4,795,000	5,124,462
Series E, 5.00%, 11/15/2029	1,400,000	1,505,657
Series E, 5.00%, 11/15/2030	1,145,000	1,248,112
Series F, VRN, 5.00%, 11/15/2055 (b)	1,065,000	1,140,895
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2028	1,500,000	1,568,421
5.00%, 3/1/2029	1,000,000	1,065,956
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,075,337
5.00%, 5/15/2028	1,540,000	1,617,305
Series A, 5.00%, 5/15/2030	1,800,000	1,959,833
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	1,500,000	1,519,053
5.00%, 12/15/2030	1,000,000	1,057,917
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	7,000,000	7,389,276
Texas Public Finance Authority Revenue, TX 5.00%, 2/1/2031	2,065,000	2,181,895
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2028	1,500,000	1,567,389
Series A, 5.00%, 3/15/2029	1,855,000	1,976,266
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2029	1,500,000	1,595,964
Texas Transportation Commission, General Obligation, TX 5.00%, 4/1/2027	5,000,000	5,125,573
Texas Water Development Board Revenue, TX:
Series A, 5.00%, 10/15/2028	3,750,000	3,979,509
Series A, 5.00%, 10/15/2029	2,285,000	2,468,619
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	2,991,491
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (a)	$1,000,000	$1,055,887
		381,447,899
U. S. VIRGIN ISLANDS — 0.0% *
Virgin Islands Transportation & Infrastructure Corp. Revenue, VI 5.00%, 9/1/2028	1,000,000	1,040,361
UTAH — 0.4%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,276,670
Series A, 5.00%, 7/1/2028	3,750,000	3,942,817
Utah Transit Authority Revenue, UT 5.00%, 12/15/2029	1,925,000	2,085,946
		12,305,433
VIRGINIA — 1.8%
City of Norfolk, General Obligation, VA Series A, State Aid Withholding, 5.00%, 9/1/2030	2,500,000	2,742,782
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	1,750,000	1,801,233
County of Arlington, General Obligation, VA Series B, 2.50%, 8/15/2028	2,000,000	1,976,009
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 5.00%, 10/1/2030	3,500,000	3,844,925
Series B, State Aid Withholding, 5.00%, 10/1/2029	2,000,000	2,161,412
County of Loudoun, General Obligation, VA Series A, State Aid Withholding, 5.00%, 12/1/2027	5,000,000	5,206,804
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,421,865
Louisa Industrial Development Authority Revenue, VA Series B, VRN, 3.13%, 11/1/2035 (b)	1,000,000	993,452
Security Description	Principal Amount	Value
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (b)	$2,210,000	$2,327,601
Roanoke Economic Development Authority Revenue, VA 5.00%, 7/1/2030	2,405,000	2,608,310
Virginia College Building Authority Revenue, VA:
Series A, 5.00%, 2/1/2027	10,000,000	10,208,612
Series B, 5.00%, 2/1/2029	6,580,000	7,014,396
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 5/15/2028	2,000,000	2,103,704
Virginia Housing Development Authority Revenue, VA Series E, 2.90%, 10/1/2029	2,000,000	1,993,211
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	10,000,000	10,334,739
Wise County Industrial Development Authority Revenue, VA Series A, VRN, 3.13%, 10/1/2040 (b)	2,145,000	2,130,955
		62,870,010
WASHINGTON — 3.0%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,662,774
City of Seattle Municipal Light & Power Revenue, WA 5.00%, 7/1/2027	3,000,000	3,093,547
City of Seattle, General Obligation, WA Series A, 5.00%, 11/1/2028	1,595,000	1,693,470
County of King Sewer Revenue, WA:
Series A, 5.00%, 1/1/2028	3,250,000	3,389,223
Series A, 5.00%, 7/1/2030	1,180,000	1,289,292
County of King, General Obligation, WA:
Series A, 5.00%, 7/1/2029	1,750,000	1,882,619
Series B, 5.00%, 12/1/2030	1,000,000	1,099,545
Energy Northwest Revenue, WA Series B, 5.00%, 7/1/2028	5,000,000	5,268,313
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA:
Series A, 5.00%, 1/1/2028	1,000,000	1,041,438
Series B, 5.00%, 1/1/2029	1,750,000	1,859,558
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	$1,660,000	$1,796,976
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	1,415,000	1,501,902
Port of Seattle Revenue, WA:
5.00%, 2/1/2030	970,000	971,296
Series A, 5.00%, 3/1/2029	1,485,000	1,584,668
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,071,585
Snohomish County School District No. 201 Snohomish, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2027	1,000,000	1,040,710
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2027	1,375,000	1,400,549
Series R-2025A, 4.00%, 7/1/2026	10,000,000	10,037,758
Series A, 5.00%, 8/1/2028	3,555,000	3,755,632
Series D, 5.00%, 6/1/2030	7,225,000	7,892,837
Series R-2024B, 5.00%, 6/1/2028	9,755,000	10,268,948
Series R-2025A, 5.00%, 7/1/2028	5,000,000	5,272,811
Series R-2025B, 5.00%, 7/1/2028	5,000,000	5,272,811
Series R-2025B, 5.00%, 7/1/2029	5,000,000	5,375,672
Series R-2026A, 5.00%, 7/1/2030	10,000,000	10,938,830
University of Washington Revenue, WA Series A, 5.00%, 4/1/2029	7,275,000	7,774,444
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 8/15/2027	2,175,000	2,238,823
Series A, 5.00%, 8/15/2027	1,000,000	1,026,211
Series A, 5.00%, 9/1/2027	875,000	901,487
		102,403,729
WEST VIRGINIA — 0.0% *
West Virginia Economic Development Authority Revenue, WV Series A, VRN, 3.70%, 12/1/2042 (b)	1,000,000	1,016,205
Security Description	Principal Amount	Value
WISCONSIN — 2.1%
City of Madison, General Obligation, WI Series B, 5.00%, 10/1/2029	$7,745,000	$8,353,897
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,469,540
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2029	1,450,000	1,549,892
Public Finance Authority Revenue, WI:
Series 1, Class A, VRN, 4.00%, 8/1/2059 (b)	3,267,000	3,271,094
Series 2024-2, Class A, VRN, 4.00%, 8/1/2059 (b)	2,500,000	2,503,731
Series A, 5.00%, 6/1/2027	515,000	528,150
Series B, 5.00%, 6/1/2030	4,695,000	5,027,178
Racine Unified School District, General Obligation, WI Assured Guaranty, Inc., 5.00%, 4/1/2030 (a)	2,000,000	2,162,283
State of Wisconsin, General Obligation, WI:
Series 2024-2, 5.00%, 5/1/2029	4,500,000	4,825,651
Series B, 5.00%, 5/1/2027	6,070,000	6,235,377
Series B, 5.00%, 5/1/2028	5,565,000	5,845,190
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 5.00%, 4/1/2030	1,800,000	1,892,716
Wisconsin Department of Transportation Revenue, WI Series 1, 5.00%, 7/1/2029	4,225,000	4,538,068
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	2,500,000	2,487,987
Series A, 5.00%, 6/1/2030	1,775,000	1,901,300
Series A, 5.00%, 8/15/2030	1,680,000	1,813,081
Series B, 5.00%, 10/1/2029	3,000,000	3,213,941
Series B-3, VRN, 5.00%, 8/15/2054 (b)	3,500,000	3,720,910
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series B, VRN, 3.10%, 11/1/2056 (b)	3,000,000	3,000,971
		71,340,957
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,423,470,125)		3,433,483,205

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f) (Cost $6,542,215)	6,542,215	$6,542,215
TOTAL INVESTMENTS — 100.0% (Cost $3,430,012,340)		3,440,025,420
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(1,677,813)
NET ASSETS — 100.0%		$3,438,347,607

(a)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.6%
Assured Guaranty, Inc.	1.0%
Build America Mutual Assurance Corp.	0.5%
National Public Finance Guarantee Corp.	0.1%
American Municipal Bond Assurance Corp.	0.1%

(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	When-issued security.
(d)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.1% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,433,483,205	$—	$3,433,483,205
Short-Term Investment	6,542,215	—	—	6,542,215
TOTAL INVESTMENTS	$6,542,215	$3,433,483,205	$—	$3,440,025,420
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	56,155,426	$56,155,426	$723,121,972	$772,735,183	$—	$—	6,542,215	$6,542,215	$932,885
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.8%
ADVERTISING — 0.0% *
Omnicom Group, Inc.:
2.45%, 4/30/2030	$436,000	$400,174
2.60%, 8/1/2031 (a)	313,000	280,282
4.20%, 3/2/2029	65,000	64,276
4.65%, 10/1/2028	210,000	210,265
5.00%, 6/2/2033	500,000	488,215
5.30%, 11/1/2034 (a)	343,000	339,440
5.30%, 6/2/2036 (a)	500,000	482,425
5.40%, 10/1/2048 (a)	593,000	515,963
WPP LLC 6.50%, 3/30/2036	500,000	492,570
		3,273,610
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.95%, 2/1/2030 (a)	897,000	843,754
3.20%, 3/1/2029	164,000	158,094
3.25%, 2/1/2028	429,000	420,416
3.50%, 3/1/2039	156,000	125,427
3.60%, 5/1/2034 (a)	305,000	272,685
3.63%, 2/1/2031	860,000	817,456
3.63%, 3/1/2048	200,000	139,096
3.90%, 5/1/2049	487,000	355,646
3.95%, 8/1/2059	337,000	231,752
5.04%, 5/1/2027	611,000	614,232
5.15%, 5/1/2030	1,647,000	1,672,166
5.71%, 5/1/2040	827,000	828,414
5.81%, 5/1/2050	209,000	201,748
5.88%, 2/15/2040	229,000	229,767
5.93%, 5/1/2060	1,393,000	1,340,999
6.30%, 5/1/2029	375,000	393,979
6.53%, 5/1/2034	370,000	403,041
6.86%, 5/1/2054	359,000	394,975
6.88%, 3/15/2039	200,000	219,924
7.01%, 5/1/2064	2,063,000	2,281,534
Embraer Netherlands Finance BV 5.40%, 1/9/2038	585,000	558,078
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	695,000	666,602
General Dynamics Corp.:
2.85%, 6/1/2041	225,000	167,922
3.63%, 4/1/2030	596,000	578,644
3.75%, 5/15/2028	357,000	354,851
4.25%, 4/1/2040	575,000	516,856
4.25%, 4/1/2050 (a)	352,000	294,216
4.95%, 8/15/2035 (a)	90,000	90,535
General Electric Co.:
4.30%, 7/29/2030	755,000	753,128
4.90%, 1/29/2036	425,000	424,826
Series MTN, 5.88%, 1/14/2038	156,000	166,071
Security Description	Principal Amount	Value
Series MTN, 6.75%, 3/15/2032	$658,000	$734,249
HEICO Corp. 5.25%, 8/1/2028	425,000	432,982
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (b)	575,000	570,935
4.00%, 3/16/2029 (b)	675,000	669,026
4.30%, 3/16/2031 (b)	750,000	742,358
4.60%, 3/16/2033 (b)	315,000	311,214
4.95%, 3/16/2036 (b)	680,000	674,635
5.62%, 3/16/2046 (b)	470,000	462,842
5.73%, 3/16/2056 (b)	1,000,000	988,700
5.85%, 3/16/2066 (b)	330,000	327,132
Howmet Aerospace, Inc.:
3.75%, 3/3/2028	245,000	242,180
3.90%, 4/15/2029	100,000	98,628
4.55%, 11/15/2032	280,000	276,564
4.75%, 4/15/2036	70,000	68,020
4.85%, 10/15/2031	200,000	202,234
5.95%, 2/1/2037	362,000	385,523
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	200,500	175,512
2.90%, 12/15/2029	470,000	443,614
4.40%, 6/15/2028	683,000	683,191
5.05%, 4/27/2045	200,000	185,750
5.35%, 6/1/2034	233,000	237,073
5.40%, 7/31/2033	500,000	512,610
5.50%, 8/15/2054	300,000	286,602
6.15%, 12/15/2040	236,000	251,149
Lockheed Martin Corp.:
2.80%, 6/15/2050	361,000	225,051
3.60%, 3/1/2035	200,000	182,268
3.80%, 3/1/2045	200,500	158,114
4.07%, 12/15/2042	538,000	454,691
4.09%, 9/15/2052	160,000	124,976
4.15%, 6/15/2053	355,000	279,602
4.30%, 6/15/2062	736,000	573,808
4.40%, 8/15/2030	299,000	299,305
4.45%, 5/15/2028	180,000	181,084
4.50%, 5/15/2036 (a)	317,000	307,886
4.70%, 12/15/2031	340,000	344,471
4.70%, 5/15/2046	875,000	775,871
4.75%, 2/15/2034 (a)	200,000	200,372
5.00%, 8/15/2035	280,000	282,307
5.20%, 2/15/2055 (a)	300,000	278,589
5.20%, 2/15/2064	275,000	249,769
5.25%, 1/15/2033 (a)	301,000	313,473
5.70%, 11/15/2054 (a)	200,000	199,796
Series B, 6.15%, 9/1/2036	400,000	438,524
Northrop Grumman Corp.:
3.25%, 1/15/2028	834,000	819,513
3.85%, 4/15/2045	200,000	156,942
4.03%, 10/15/2047	384,000	301,981
4.65%, 7/15/2030	140,000	140,780
4.75%, 6/1/2043	284,000	256,662
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 6/1/2034	$500,000	$499,000
4.95%, 3/15/2053	288,000	255,024
5.15%, 5/1/2040	339,000	330,881
5.20%, 6/1/2054 (a)	518,000	477,425
5.25%, 7/15/2035	190,000	193,526
RTX Corp.:
1.90%, 9/1/2031	402,000	350,090
2.25%, 7/1/2030	807,000	738,276
2.38%, 3/15/2032	731,000	644,004
2.82%, 9/1/2051	300,000	183,435
3.03%, 3/15/2052 (a)	460,000	291,350
3.13%, 5/4/2027	418,000	412,737
3.13%, 7/1/2050	183,000	120,324
4.13%, 11/16/2028	339,000	337,664
4.15%, 5/15/2045	340,000	278,055
4.35%, 4/15/2047	546,000	452,443
4.45%, 11/16/2038	728,000	671,704
4.50%, 6/1/2042	590,000	523,584
4.63%, 11/16/2048	634,000	539,521
4.80%, 12/15/2043	305,000	274,872
5.15%, 2/27/2033	455,000	464,346
5.38%, 2/27/2053 (a)	375,000	351,368
5.40%, 5/1/2035	490,000	504,440
5.70%, 4/15/2040	250,000	256,973
6.05%, 6/1/2036	200,000	215,068
6.10%, 3/15/2034	360,000	387,655
6.40%, 3/15/2054	400,000	431,132
7.20%, 8/15/2027	200,000	207,926
		44,418,215
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	1,079,000	946,833
3.40%, 5/6/2030 (a)	278,000	265,749
3.40%, 2/4/2041	757,000	571,512
3.70%, 2/4/2051	857,000	589,128
4.25%, 8/9/2042	245,000	199,587
4.45%, 5/6/2050	200,000	156,292
4.50%, 8/6/2030	250,000	248,905
4.80%, 2/14/2029	594,000	598,728
5.25%, 8/6/2035	210,000	209,099
5.38%, 1/31/2044	454,000	421,521
5.80%, 2/14/2039	302,000	303,277
5.95%, 2/14/2049 (a)	780,000	756,132
6.20%, 11/1/2028	480,000	500,693
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (a)	377,000	343,707
4.50%, 8/15/2033	130,000	128,330
4.50%, 3/15/2049	290,000	244,432
4.54%, 3/26/2042	300,000	266,187
5.38%, 9/15/2035	205,000	211,613
BAT Capital Corp.:
2.26%, 3/25/2028	400,000	384,108
2.73%, 3/25/2031 (a)	395,000	360,781
3.56%, 8/15/2027	666,000	658,734
4.39%, 8/15/2037	907,000	824,200
Security Description	Principal Amount	Value
4.54%, 8/15/2047	$909,000	$736,054
4.63%, 3/22/2033	390,000	381,599
4.70%, 4/2/2027	625,000	626,331
4.76%, 9/6/2049	466,000	385,601
4.91%, 4/2/2030	443,000	447,740
5.35%, 8/15/2032 (a)	250,000	256,507
5.63%, 8/15/2035 (a)	750,000	771,660
5.65%, 3/16/2052 (a)	140,000	129,752
5.83%, 2/20/2031	195,000	204,134
6.25%, 8/15/2055 (a)	180,000	181,382
6.42%, 8/2/2033 (a)	340,000	368,744
7.08%, 8/2/2043	100,000	110,018
7.08%, 8/2/2053 (a)	585,000	647,156
BAT International Finance PLC 4.45%, 3/16/2028	290,000	290,255
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	818,000	744,961
4.55%, 8/4/2030	340,000	338,521
4.65%, 9/17/2034 (a)	435,000	420,432
4.80%, 3/19/2033	225,000	222,113
5.15%, 8/4/2035	250,000	248,955
5.15%, 3/19/2036	500,000	493,145
Philip Morris International, Inc.:
1.75%, 11/1/2030	225,000	199,240
2.10%, 5/1/2030	324,000	295,132
3.13%, 3/2/2028	113,300	111,015
3.88%, 10/27/2028	350,000	346,867
4.00%, 10/29/2030 (a)	350,000	342,601
4.13%, 4/28/2028	150,000	149,714
4.13%, 3/4/2043	385,000	318,599
4.25%, 10/29/2032	250,000	242,663
4.25%, 11/10/2044	449,000	371,898
4.38%, 4/30/2030	272,000	270,694
4.38%, 11/15/2041	245,000	212,805
4.63%, 11/1/2029	477,000	480,983
4.63%, 10/29/2035 (a)	220,000	211,589
4.75%, 11/1/2031	180,000	180,747
4.88%, 2/13/2029	555,000	563,353
4.88%, 4/30/2035	225,000	221,526
4.88%, 11/15/2043	590,000	530,439
4.90%, 11/1/2034	250,000	248,625
5.13%, 11/17/2027	652,000	660,593
5.25%, 9/7/2028 (a)	550,000	563,871
5.25%, 2/13/2034	851,000	867,220
5.38%, 2/15/2033	1,058,000	1,087,434
5.63%, 11/17/2029	350,000	363,965
5.63%, 9/7/2033	463,000	483,002
5.75%, 11/17/2032	636,000	668,792
6.38%, 5/16/2038	574,000	626,383
Reynolds American, Inc.:
5.70%, 8/15/2035	225,000	231,230
5.85%, 8/15/2045	665,000	643,514
		28,689,102
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	$143,420	$138,902
Series AA, Class AA, 3.15%, 8/15/2033	18,346	17,072
Series 2015-1, Class A, 3.38%, 11/1/2028	137,485	135,335
Series AA, Class AA, 3.58%, 7/15/2029	340,348	333,994
Series AA, Class AA, 3.65%, 8/15/2030	113,500	110,318
Class A, 4.90%, 11/11/2039	435,000	419,196
Delta Air Lines, Inc.:
4.38%, 4/19/2028	700,000	695,184
4.95%, 7/10/2028	165,000	165,587
5.25%, 7/10/2030	455,000	458,481
JetBlue Pass-Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	143,913	126,881
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	250,000	229,078
4.38%, 11/15/2028	335,000	330,732
5.13%, 6/15/2027	663,000	665,287
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.88%, 4/7/2030	123,454	118,866
Series AA, Class AA, 3.50%, 9/1/2031	130,011	125,409
Series AA, Class AA, 4.15%, 2/25/2033	129,123	125,602
Series AA, Class AA, 5.45%, 8/15/2038	488,668	497,439
Series 2023-1, Class A, 5.80%, 7/15/2037	631,065	649,827
Series 20-1, Class A, 5.88%, 4/15/2029	195,364	198,343
		5,541,533
APPAREL — 0.0% *
NIKE, Inc.:
2.85%, 3/27/2030	562,000	530,949
3.25%, 3/27/2040	338,000	266,013
3.38%, 11/1/2046 (a)	200,000	142,930
3.88%, 11/1/2045 (a)	490,000	383,690
PVH Corp. 5.50%, 6/13/2030 (a)	500,000	504,675
Ralph Lauren Corp.:
2.95%, 6/15/2030	285,000	268,499
5.00%, 6/15/2032	335,000	340,058
Tapestry, Inc.:
3.05%, 3/15/2032	240,000	217,469
5.10%, 3/11/2030	56,000	56,620
Security Description	Principal Amount	Value
5.50%, 3/11/2035	$35,000	$35,109
		2,746,012
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031	180,000	155,628
Series MTN, 2.25%, 1/12/2029	218,000	204,355
4.15%, 1/8/2029	70,000	69,119
4.25%, 9/1/2028	500,000	495,920
Series GMTN, 4.40%, 9/5/2029	400,000	396,488
4.45%, 1/8/2031	100,000	98,042
Series GMTN, 4.50%, 9/4/2030	500,000	492,485
4.55%, 7/9/2027	250,000	250,173
4.55%, 3/3/2028	250,000	250,018
Series GMTN, 4.85%, 10/23/2031	265,000	262,604
Series GMTN, 4.90%, 7/9/2027	377,000	378,787
Series GMTN, 4.90%, 1/10/2034 (a)	200,000	194,478
Series GMTN, 5.05%, 7/10/2031 (a)	250,000	250,625
5.10%, 1/8/2036	100,000	96,482
5.15%, 7/9/2032	1,350,000	1,351,930
5.20%, 3/5/2035	250,000	244,950
5.65%, 11/15/2028	180,000	184,480
Series GMTN, 5.85%, 10/4/2030 (a)	357,000	370,559
Cummins, Inc.:
1.50%, 9/1/2030	195,000	172,628
2.60%, 9/1/2050	200,000	118,784
4.25%, 5/9/2028	165,000	165,348
4.70%, 2/15/2031 (a)	250,000	252,408
5.15%, 2/20/2034	215,000	218,464
5.30%, 5/9/2035	250,000	254,615
5.45%, 2/20/2054 (a)	300,000	289,728
Ford Motor Co.:
3.25%, 2/12/2032	706,000	613,309
4.75%, 1/15/2043	673,000	507,953
6.10%, 8/19/2032	1,295,000	1,305,075
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	300,000	288,024
3.82%, 11/2/2027	231,000	226,419
4.13%, 8/17/2027	610,000	602,149
4.95%, 5/28/2027	686,000	685,753
4.97%, 4/6/2029	500,000	493,800
5.30%, 9/6/2029	238,000	236,872
5.42%, 4/9/2031	480,000	471,163
5.73%, 9/5/2030	465,000	464,647
5.75%, 4/6/2033	320,000	313,677
5.80%, 3/8/2029	632,000	639,413
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.87%, 10/31/2035	$300,000	$288,324
5.88%, 11/7/2029	1,023,000	1,035,133
5.92%, 3/20/2028	515,000	521,571
6.05%, 3/5/2031	480,000	484,594
6.05%, 11/5/2031	380,000	381,349
6.13%, 3/8/2034 (a)	833,000	824,453
6.50%, 2/7/2035 (a)	700,000	706,181
6.53%, 3/19/2032	371,000	380,490
6.80%, 5/12/2028	400,000	412,072
6.80%, 11/7/2028	412,000	426,861
7.12%, 11/7/2033	430,000	451,754
7.20%, 6/10/2030	341,000	358,875
7.35%, 3/6/2030	266,000	280,665
General Motors Co.:
4.20%, 10/1/2027	290,000	288,509
5.00%, 10/1/2028	442,400	445,802
5.00%, 4/1/2035 (a)	281,000	269,119
5.15%, 4/1/2038	400,000	374,676
5.20%, 4/1/2045	300,000	260,214
5.35%, 4/15/2028	110,000	111,587
5.40%, 10/15/2029 (a)	395,000	403,552
5.40%, 4/1/2048 (a)	300,000	262,428
5.60%, 10/15/2032 (a)	469,000	480,054
5.63%, 4/15/2030 (a)	250,000	256,928
5.95%, 4/1/2049 (a)	759,000	709,415
6.25%, 4/15/2035	250,000	260,040
6.25%, 10/2/2043	200,000	196,576
6.60%, 4/1/2036	484,000	514,526
6.80%, 10/1/2027	477,000	490,556
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	618,000	550,601
2.40%, 4/10/2028	506,000	485,234
2.70%, 8/20/2027	360,000	351,230
2.70%, 6/10/2031 (a)	347,000	311,210
3.10%, 1/12/2032	438,000	393,022
3.60%, 6/21/2030	200,000	190,244
3.85%, 1/5/2028	244,000	241,011
4.20%, 10/27/2028	145,000	143,528
4.60%, 1/8/2031	300,000	295,701
4.90%, 10/6/2029 (a)	313,000	314,502
5.00%, 4/9/2027	518,000	520,424
5.00%, 7/15/2027	360,000	362,045
5.05%, 4/4/2028	415,000	418,681
5.35%, 7/15/2027	423,000	426,959
5.35%, 1/7/2030	678,000	690,306
5.40%, 5/8/2027	348,000	351,184
5.45%, 1/8/2036 (a)	90,000	88,656
5.55%, 7/15/2029	200,000	204,718
5.60%, 6/18/2031	200,000	204,708
5.63%, 4/4/2032	365,000	373,366
5.75%, 2/8/2031	200,000	206,280
5.80%, 1/7/2029	200,000	205,844
5.85%, 4/6/2030 (a)	395,000	408,999
5.90%, 1/7/2035 (a)	350,000	356,297
Security Description	Principal Amount	Value
5.95%, 4/4/2034	$500,000	$513,155
6.00%, 1/9/2028	380,000	388,561
6.10%, 1/7/2034	530,000	550,363
6.15%, 7/15/2035 (a)	235,000	242,927
Honda Motor Co. Ltd.:
4.69%, 7/8/2030	398,000	394,919
5.34%, 7/8/2035	500,000	494,585
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031 (a)	332,000	384,888
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029	215,000	213,263
4.00%, 9/26/2029	176,000	174,860
Series R, 4.00%, 11/7/2028	115,000	114,606
4.25%, 6/23/2027	300,000	301,002
4.55%, 3/3/2028	420,000	423,423
4.55%, 5/8/2030	150,000	151,050
Series MTN, 4.95%, 8/10/2028	203,000	206,656
Series MTN, 5.00%, 3/22/2034 (a)	280,000	283,161
Toyota Motor Corp.:
4.19%, 6/30/2027 (a)	367,000	367,484
4.45%, 6/30/2030	250,000	250,158
5.05%, 6/30/2035	200,000	201,772
5.12%, 7/13/2028 (a)	200,000	203,674
Toyota Motor Credit Corp.:
1.90%, 9/12/2031	410,000	356,720
Series MTN, 1.90%, 4/6/2028	200,000	191,600
Series MTN, 3.38%, 4/1/2030	495,000	475,230
3.65%, 1/8/2029 (a)	341,000	335,544
Series B, 3.75%, 1/12/2028	465,000	461,833
4.05%, 9/5/2028	300,000	298,836
Series B, 4.05%, 3/13/2029 (a)	465,000	462,354
Series B, 4.20%, 1/10/2031 (a)	335,000	330,166
Series MTN, 4.35%, 10/8/2027	545,000	546,395
4.50%, 5/14/2027	560,000	562,190
4.55%, 8/9/2029	170,000	171,040
Series MTN, 4.55%, 9/20/2027	364,000	366,199
Series B, 4.60%, 3/11/2033	25,000	24,612
Series MTN, 4.60%, 10/10/2031	300,000	299,571
4.65%, 9/3/2032	300,000	297,636
Series MTN, 4.65%, 1/5/2029 (a)	730,000	737,431
4.70%, 1/12/2033	125,000	124,421
4.80%, 5/15/2030	210,000	212,371
Series B, 4.80%, 1/11/2036	500,000	487,895
4.95%, 1/9/2030	100,000	101,716
5.05%, 5/16/2029	508,000	518,643
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 3/21/2031	$390,000	$398,841
Series MTN, 5.25%, 9/11/2028	200,000	204,676
5.35%, 1/9/2035	100,000	102,263
		47,967,096
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (a)	386,000	362,172
4.15%, 5/1/2052	300,000	224,457
5.15%, 9/13/2034 (a)	200,000	204,400
5.75%, 9/13/2054 (a)	300,000	288,387
BorgWarner, Inc.:
2.65%, 7/1/2027	407,000	398,242
4.95%, 8/15/2029 (a)	200,000	202,294
5.40%, 8/15/2034 (a)	330,000	334,053
Lear Corp.:
3.80%, 9/15/2027	267,000	264,549
4.25%, 5/15/2029	231,000	227,595
5.25%, 5/15/2049 (a)	200,000	178,186
Magna International, Inc.:
2.45%, 6/15/2030	274,000	251,570
5.05%, 3/14/2029	300,000	304,137
5.88%, 6/1/2035	180,000	186,217
		3,426,259
BANKS — 5.0%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	480,000	479,098
Series A, 3.92%, 12/8/2028	470,000	467,100
4.36%, 6/18/2028	250,000	250,943
Banco Bilbao Vizcaya Argentaria SA:
4.15%, 3/3/2029	200,000	197,640
5.13%, 3/3/2036	500,000	486,015
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	325,000	332,332
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (a) (c)	350,000	394,874
Banco Santander SA:
2.75%, 12/3/2030	400,000	359,268
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	355,000	318,510
3.31%, 6/27/2029 (a)	293,500	282,682
3.49%, 5/28/2030	300,000	285,609
3.80%, 2/23/2028	575,000	567,778
4.25%, 4/11/2027	400,000	399,476
4.55%, 11/6/2030	495,000	487,941
5.13%, 11/6/2035	295,000	287,743
5.29%, 8/18/2027	265,000	267,608
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	405,000	409,362
5.44%, 7/15/2031	500,000	514,355
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	239,000	244,753
5.57%, 1/17/2030	400,000	409,908
Security Description	Principal Amount	Value
5.59%, 8/8/2028	$600,000	$614,286
6.03%, 1/17/2035	320,000	334,810
6.35%, 3/14/2034 (a)	630,000	661,198
6.92%, 8/8/2033	895,000	965,660
6.94%, 11/7/2033 (a)	500,000	560,675
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	851,400	758,742
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	990,300	877,356
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,362,000	1,201,733
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,443,250	1,246,780
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	1,023,000	945,590
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	877,000	780,714
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	866,000	800,011
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	944,000	855,963
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,891,000	1,355,091
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,528,000	1,386,018
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	1,058,500	1,000,537
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (c)	500,000	315,565
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	897,000	811,902
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	1,349,000	1,294,217
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	625,000	614,019
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	990,000	687,466
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	609,000	602,569
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	260,000	258,003
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	900,000	833,076
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (a) (c)	360,000	277,459
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	1,557,000	1,543,283
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	$836,500	$824,881
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	295,000	256,349
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,631,000	1,260,551
Series L, 4.18%, 11/25/2027	1,001,000	997,246
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	253,800	229,867
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	642,300	639,647
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	570,000	462,116
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	678,000	677,424
SOFR + 0.87%, 4.46%, 2/6/2032 (c)	1,000,000	987,110
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,767,000	1,734,470
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	1,175,000	1,180,205
Series L, 4.75%, 4/21/2045 (a)	285,000	248,868
Series MTN, 4.88%, 4/1/2044	205,000	188,325
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	512,000	515,215
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	1,000,000	1,008,810
Series MTN, 5.00%, 1/21/2044 (a)	253,000	235,204
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	1,145,000	1,152,202
SOFR + 1.13%, 5.05%, 2/6/2037 (c)	1,200,000	1,183,920
SOFR + 1.00%, 5.16%, 1/24/2031 (a) (c)	1,350,000	1,375,474
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	965,000	976,377
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	895,000	893,559
SOFR + 1.64%, 5.46%, 5/9/2036 (a) (c)	2,225,000	2,270,145
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	1,101,000	1,123,042
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	740,000	754,304
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	2,498,000	2,498,974
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	675,000	686,718
Security Description	Principal Amount	Value
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	$905,000	$933,535
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,079,000	1,129,400
Series MTN, 5.88%, 2/7/2042	583,000	600,006
6.11%, 1/29/2037	1,257,000	1,319,108
7.75%, 5/14/2038	599,000	710,863
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	1,040,000	923,468
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	250,000	248,778
Series J, SOFR + 0.89%, 4.34%, 3/19/2030 (a) (c)	340,000	338,297
SOFR + 1.08%, 4.35%, 9/22/2031 (c)	351,000	346,223
Series J, SOFR + 0.97%, 4.44%, 1/14/2032 (c)	775,000	763,693
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	97,000	97,228
Series H, 4.70%, 9/14/2027	200,000	201,080
SOFR + 0.67%, 5.00%, 1/27/2029 (c)	465,000	469,232
5.20%, 2/1/2028	250,000	253,783
5.51%, 6/4/2031 (a)	519,000	538,058
5.72%, 9/25/2028	250,000	257,543
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 1/28/2031	415,000	365,457
Series MTN, 3.25%, 5/16/2027	259,000	256,796
Series MTN, 3.30%, 8/23/2029	948,000	913,047
Series MTN, 3.40%, 1/29/2028 (a)	611,400	603,868
Series MTN, 3.85%, 4/26/2029	250,000	247,640
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	171,000	170,261
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	445,000	440,595
SOFR + 0.68%, 4.44%, 6/9/2028 (c)	265,000	265,342
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	400,000	401,872
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	171,000	169,160
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	200,000	201,484
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	619,000	619,588
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	510,000	519,716
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (a) (c)	500,000	506,805
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.25%, 5.23%, 11/20/2035 (c)	$500,000	$506,865
SOFR + 1.35%, 5.32%, 6/6/2036 (c)	145,000	146,868
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	611,000	647,984
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	602,000	658,534
Bank of Nova Scotia:
2.15%, 8/1/2031	207,000	182,607
2.45%, 2/2/2032	300,000	265,233
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	750,000	745,620
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	404,000	400,202
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	750,000	740,167
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	190,000	189,852
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	500,000	478,510
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	200,000	199,416
SOFR + 1.05%, 4.81%, 2/2/2034 (c)	500,000	492,745
SOFR + 0.89%, 4.93%, 2/14/2029 (a) (c)	200,000	201,702
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	240,000	244,212
Series GMTN, 5.40%, 6/4/2027	315,000	318,988
Series GMTN, 5.45%, 8/1/2029	200,000	206,220
5.65%, 2/1/2034	550,000	572,677
BankUnited, Inc. 5.13%, 6/11/2030	200,000	199,714
Barclays PLC:
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	405,000	370,802
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	990,000	884,050
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	185,060
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	263,000	245,027
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	474,000	367,677
SOFR + 0.93%, 4.22%, 5/24/2030 (c)	200,000	197,018
4.34%, 1/10/2028	621,000	618,653
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	470,000	467,227
SOFR + 1.14%, 4.52%, 2/24/2032 (c)	200,000	195,684
4.84%, 5/9/2028	990,000	990,376
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	473,000	474,693
Security Description	Principal Amount	Value
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	$205,000	$206,066
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	633,800	637,381
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	413,000	414,598
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	410,000	413,313
SOFR + 1.51%, 5.21%, 2/24/2037 (c)	200,000	193,520
5.25%, 8/17/2045 (a)	442,000	409,137
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	460,000	455,115
SOFR + 1.23%, 5.37%, 2/25/2031 (a) (c)	335,000	340,698
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	744,000	764,326
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	290,000	293,651
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	1,413,000	1,482,392
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	1,679,000	1,812,850
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (c)	400,000	436,012
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	243,000	253,116
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	922,000	1,030,132
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027	300,000	297,762
3.60%, 4/7/2032	344,000	322,889
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	435,000	434,004
SOFR + 0.79%, 4.28%, 1/29/2030 (c)	230,000	228,411
SOFR + 1.17%, 4.58%, 9/8/2031 (a) (c)	350,000	348,576
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	315,000	315,258
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	505,000	508,995
5.00%, 4/28/2028	588,000	595,338
5.24%, 6/28/2027	515,000	521,092
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	304,000	310,490
5.99%, 10/3/2028	283,000	293,471
6.09%, 10/3/2033	228,000	243,798
Capital One NA:
2.70%, 2/6/2030 (a)	219,300	204,765
4.65%, 9/13/2028	481,000	482,847
Citibank NA:
4.58%, 5/29/2027	960,000	963,696
4.84%, 8/6/2029 (a)	652,000	660,346
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.91%, 5/29/2030	$890,000	$903,599
5.57%, 4/30/2034 (a)	546,000	565,722
5.80%, 9/29/2028	1,140,000	1,183,046
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	546,000	481,719
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	1,083,000	969,144
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	959,000	889,453
SOFR + 1.38%, 2.90%, 11/3/2042 (a) (c)	780,000	556,273
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	644,000	607,975
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,498,000	1,352,499
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	897,000	887,671
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	940,000	881,476
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	310,000	266,950
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	1,119,000	1,101,186
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	608,000	603,221
4.13%, 7/25/2028	635,000	629,634
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	300,000	243,156
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	763,000	753,630
4.45%, 9/29/2027	1,196,500	1,196,273
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	440,000	434,742
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,100,000	1,096,216
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	1,010,000	1,011,535
4.65%, 7/23/2048	816,000	690,907
4.75%, 5/18/2046	450,000	378,846
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	785,000	789,019
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	497,775
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	448,000	450,818
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	855,000	868,133
SOFR + 1.49%, 5.17%, 9/11/2036 (c)	515,000	510,015
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	1,950,000	1,955,070
Security Description	Principal Amount	Value
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	$475,000	$465,058
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	772,000	782,623
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	355,000	359,945
SOFR + 1.75%, 5.61%, 3/4/2056 (a) (c)	555,000	533,338
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	717,000	726,084
5.88%, 1/30/2042	442,600	449,066
6.00%, 10/31/2033	767,000	803,548
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	900,000	919,728
6.13%, 8/25/2036	265,000	274,898
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	1,033,000	1,069,888
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	647,000	691,417
8.13%, 7/15/2039	742,000	924,940
Citizens Bank NA:
SOFR + 0.70%, 4.19%, 1/29/2029 (c)	250,000	248,423
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	268,000	268,102
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	200,000	170,910
3.25%, 4/30/2030	951,000	896,812
5 yr. CMT + 1.45%, 5.30%, 1/29/2036 (c)	124,000	122,924
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	700,000	719,761
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	404,000	416,128
Commonwealth Bank of Australia:
Series MTN, 4.15%, 10/1/2030	250,000	247,665
Series C, 4.36%, 3/27/2029	1,000,000	1,003,150
Cooperatieve Rabobank UA:
3.74%, 1/14/2028	590,000	586,053
3.96%, 10/17/2028	353,000	351,563
4.16%, 1/14/2031 (a)	500,000	492,410
4.32%, 4/1/2029 (d)	500,000	500,530
4.37%, 5/27/2027	305,000	305,808
5.25%, 5/24/2041	590,000	571,828
5.25%, 8/4/2045	450,000	410,022
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (b) (c)	250,000	252,828
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	497,000	449,651
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	985,300	926,428
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	489,000	444,990
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.10%, 4.47%, 12/10/2031 (c)	$480,000	$471,523
SOFR + 1.14%, 4.73%, 2/6/2032 (a) (c)	180,000	177,291
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	555,000	552,941
SOFR + 1.70%, 5.00%, 9/11/2030 (c)	220,000	220,922
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	380,000	383,899
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	264,000	267,078
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (c)	510,000	506,389
5.41%, 5/10/2029	525,000	538,844
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	751,000	777,773
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	427,000	448,299
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	480,000	513,221
Fifth Third Bancorp:
2.55%, 5/5/2027	330,000	323,479
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (c)	15,000	14,448
SOFR + 0.95%, 4.57%, 4/29/2032 (c)	335,000	328,752
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	510,000	510,245
SOFR + 1.24%, 5.14%, 1/29/2037 (c)	250,000	243,705
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	360,000	371,066
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	580,000	601,402
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	387,000	398,080
8.25%, 3/1/2038	573,000	689,840
Fifth Third Financial Corp.:
4.00%, 2/1/2029 (a)	335,000	330,106
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	277,000	286,075
First Citizens BancShares, Inc.:
SOFR + 1.49%, 4.87%, 3/3/2032 (c)	500,000	483,260
SOFR + 1.41%, 5.23%, 3/12/2031 (c)	250,000	247,520
5 yr. CMT + 1.85%, 5.60%, 9/5/2035 (c)	200,000	195,538
First Horizon Bank 5.75%, 5/1/2030 (a)	245,000	248,920
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	325,000	329,183
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	400,000	402,496
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	$979,000	$859,748
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,532,000	1,351,668
2.60%, 2/7/2030	541,500	503,698
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	1,093,000	981,951
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	1,199,000	1,064,101
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,463,000	1,320,167
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	400,000	296,408
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	603,000	452,775
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	966,000	957,161
3.80%, 3/15/2030	667,000	648,351
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	800,000	788,968
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	1,215,000	1,206,957
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	470,000	465,629
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	915,500	910,126
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	1,500,000	1,470,615
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	255,000	228,393
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	764,000	763,671
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	560,000	551,611
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	450,000	450,347
4.75%, 10/21/2045	730,000	632,428
Series MTN, 4.80%, 7/8/2044	605,000	533,773
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	1,018,000	1,022,744
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	935,000	905,304
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	600,000	589,008
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	710,000	718,279
SOFR + 1.19%, 5.07%, 1/21/2037 (c)	1,770,000	1,733,060
5.15%, 5/22/2045	670,000	599,918
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	455,000	462,439
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	$1,496,000	$1,521,088
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	1,270,000	1,274,191
5 yr. CMT + 1.18%, 5.39%, 2/2/2041 (c)	1,875,000	1,814,287
SOFR + 1.32%, 5.54%, 1/21/2047 (c)	840,000	800,050
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	538,000	546,947
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,405,000	1,349,250
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	883,000	910,929
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,000,000	973,280
6.13%, 2/15/2033 (a)	334,000	358,208
6.25%, 2/1/2041	854,000	901,423
6.45%, 5/1/2036	207,000	219,023
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	870,000	910,438
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	370,000	401,842
6.75%, 10/1/2037	1,486,000	1,602,042
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	649,000	625,746
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	600,000	567,786
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	255,000	229,811
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	299,000	268,744
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	654,300	604,580
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	602,000	538,062
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (a) (c)	970,000	948,699
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	625,000	620,106
SOFR + 1.19%, 4.62%, 11/6/2031 (a) (c)	425,000	419,203
SOFR + 1.21%, 4.68%, 3/10/2032 (c)	825,000	813,565
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	513,000	514,047
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	700,000	681,534
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	585,000	588,036
4.95%, 3/31/2030	772,000	780,484
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	500,000	505,000
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	375,000	367,020
Security Description	Principal Amount	Value
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	$685,000	$690,364
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	1,555,000	1,576,288
SOFR + 1.55%, 5.28%, 3/10/2037 (c)	725,000	711,798
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	482,000	490,286
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	448,000	454,375
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	1,995,000	2,001,963
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	850,000	870,612
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	600,000	606,570
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	500,000	512,205
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	935,000	966,089
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	455,000	455,350
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	200,000	205,456
SOFR + 1.90%, 5.87%, 11/18/2035 (a) (c)	650,000	658,301
6.10%, 1/14/2042 (a)	325,000	343,974
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	795,000	818,007
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	705,000	746,560
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	655,000	689,794
6.50%, 9/15/2037	641,000	680,418
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (c)	626,000	657,713
6.80%, 6/1/2038	200,000	214,938
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	873,000	910,076
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	623,000	688,708
7.63%, 5/17/2032	100,000	111,031
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	580,000	662,923
HSBC USA, Inc. 4.65%, 6/3/2028	573,000	576,512
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	400,000	343,012
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	300,000	299,865
SOFR + 0.99%, 4.62%, 1/28/2032 (c)	500,000	493,010
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	437,000	443,520
5 yr. CMT + 1.35%, 5.61%, 1/28/2041 (c)	315,000	307,544
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	$414,000	$422,516
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	385,000	391,811
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	200,000	207,368
Huntington National Bank 5.65%, 1/10/2030	420,000	434,284
ING Groep NV:
4.05%, 4/9/2029	393,000	387,722
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	376,000	361,712
4.55%, 10/2/2028	245,000	245,345
Series VAR, SOFR + 1.26%, 4.80%, 3/23/2032 (a) (c)	750,000	745,102
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	515,000	519,372
SOFR + 1.61%, 5.42%, 3/23/2037 (c)	1,350,000	1,345,315
SOFR + 1.61%, 5.53%, 3/25/2036 (a) (c)	425,000	429,892
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	505,000	512,499
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	475,000	416,684
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	1,506,000	1,327,057
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	417,000	396,717
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	519,000	505,885
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	983,000	908,213
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	220,000	153,630
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	846,000	752,441
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	978,000	884,386
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	1,382,000	1,301,720
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	479,000	446,366
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	2,667,000	2,418,196
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	700,000	457,394
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (c)	447,000	335,500
SOFR + 1.58%, 3.33%, 4/22/2052 (a) (c)	651,000	441,873
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	$600,000	$590,310
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	782,000	774,657
3.63%, 12/1/2027	200,000	197,640
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	742,000	723,806
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	438,000	336,183
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	994,000	771,493
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	757,000	750,573
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	883,000	877,781
4.25%, 10/1/2027	482,000	482,217
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	690,000	563,495
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	1,390,000	1,368,385
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	441,000	440,877
SOFR + 0.84%, 4.35%, 1/22/2032 (a) (c)	375,000	369,675
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	716,000	716,859
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	847,000	842,714
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	733,000	733,667
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	715,000	704,897
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	760,000	761,474
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	1,690,000	1,640,449
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	1,047,000	1,052,162
SOFR + 1.07%, 4.90%, 1/22/2037 (a) (c)	1,245,000	1,217,959
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,394,000	1,396,049
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	785,000	792,175
4.95%, 6/1/2045	600,000	542,802
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	680,000	671,452
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	$769,000	$774,245
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	600,000	608,592
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	1,020,000	1,034,249
SOFR + 1.44%, 5.10%, 4/22/2031 (c)	1,378,000	1,402,914
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	313,000	318,546
SOFR + 1.30%, 5.19%, 2/5/2037 (c)	1,250,000	1,227,300
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,145,000	1,157,446
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	793,000	807,710
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,336,000	1,361,905
5.50%, 10/15/2040	202,000	205,458
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	821,000	840,170
SOFR + 1.55%, 5.53%, 11/29/2045 (a) (c)	678,000	665,491
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	788,000	797,566
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	935,000	961,834
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	1,115,000	1,149,052
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	1,265,000	1,281,888
5.60%, 7/15/2041	460,000	462,052
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	1,295,000	1,341,827
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	243,000	252,997
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	917,000	952,965
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	972,000	1,043,947
6.40%, 5/15/2038	630,000	692,609
8.00%, 4/29/2027	802,000	833,527
8.75%, 9/1/2030	550,000	637,907
Keybank National Association:
3.90%, 4/13/2029 (a)	216,000	210,818
4.90%, 8/8/2032	315,000	309,242
5.00%, 1/26/2033	332,000	327,631
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	302,000	295,462
Series MTN, 2.55%, 10/1/2029	174,500	163,049
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	200,000	195,584
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (c)	500,000	504,395
Security Description	Principal Amount	Value
SOFR + 1.37%, 5.31%, 1/28/2037 (a) (c)	$325,000	$318,383
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (c)	200,000	212,106
Kreditanstalt fuer Wiederaufbau:
3.00%, 5/20/2027	1,532,000	1,517,676
3.75%, 2/15/2028	1,188,000	1,186,598
3.88%, 6/15/2028	639,000	639,780
4.00%, 3/15/2029	935,000	939,254
4.13%, 7/15/2033	255,000	254,092
4.38%, 2/28/2034	1,855,000	1,872,660
4.75%, 10/29/2030	900,000	930,231
Landwirtschaftliche Rentenbank:
3.88%, 9/28/2027	265,000	264,952
Series 44, 3.88%, 6/14/2028	165,000	165,074
Series MTN, 5.00%, 10/24/2033	205,000	215,068
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	915,000	902,245
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	200,000	197,826
4.38%, 3/22/2028	476,000	475,148
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	530,000	522,612
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	435,000	437,471
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	1,570,000	1,514,673
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	355,000	353,477
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	240,000	242,143
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (c)	230,000	233,836
1 yr. CMT + 0.82%, 5.67%, 2/10/2047 (c)	500,000	486,140
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	652,000	669,989
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	502,000	518,200
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (a) (c)	415,000	421,906
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	428,000	488,061
M&T Bank Corp.:
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	300,000	301,227
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	273,000	269,317
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	180,000	181,782
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	$306,000	$303,414
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (a) (c)	235,000	234,246
SOFR + 2.26%, 6.08%, 3/13/2032 (a) (c)	305,000	319,570
SOFR + 2.80%, 7.41%, 10/30/2029 (c)	409,000	436,820
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	265,000	261,139
Mitsubishi UFJ Financial Group, Inc.:
2.05%, 7/17/2030	260,000	234,034
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	683,000	601,218
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	942,000	842,270
3.20%, 7/18/2029	924,000	885,959
3.74%, 3/7/2029	200,000	196,780
3.75%, 7/18/2039	463,000	390,253
3.96%, 3/2/2028	415,000	411,883
4.15%, 3/7/2039 (a)	150,000	134,768
1 yr. CMT + 0.80%, 4.51%, 1/14/2032 (c)	470,000	463,321
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	415,000	410,800
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	503,000	506,335
1 yr. CMT + 0.90%, 5.06%, 1/14/2037 (c)	630,000	618,269
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	560,000	563,724
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	450,000	456,395
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (a) (c)	290,000	287,996
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	755,000	767,261
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	571,000	578,115
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	537,000	545,452
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	500,000	507,635
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	940,000	960,426
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	563,000	576,456
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	572,500	507,951
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	288,300	259,637
Security Description	Principal Amount	Value
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	$184,800	$162,121
2.56%, 9/13/2031	224,300	197,741
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (a) (c)	389,000	357,417
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	205,000	195,588
1 yr. CMT + 0.70%, 4.44%, 5/12/2032 (c)	505,000	494,935
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	459,000	458,238
1 yr. CMT + 0.85%, 5.05%, 5/12/2037 (a) (c)	600,000	588,936
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	196,000	198,250
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (a) (c)	495,000	496,604
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	210,000	214,607
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	525,000	536,041
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	500,000	505,395
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	355,000	364,613
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	502,000	515,218
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	419,000	429,165
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	490,000	508,179
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (a) (c)	384,000	394,356
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	500,000	433,170
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	500,000	433,365
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	854,300	748,051
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,338,000	1,151,014
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	500,000	441,560
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,110,000	1,031,001
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	1,060,000	952,728
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	200,000	150,508
3.59%, 7/22/2028 (c)	1,462,000	1,444,661
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,278,000	1,261,693
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 4/23/2027	$712,000	$707,657
3.97%, 7/22/2038 (c)	175,000	152,703
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	1,035,000	1,023,046
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	207,000	206,416
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	345,000	341,412
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	790,000	774,421
Series MTN, 4.38%, 1/22/2047	614,000	503,793
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	936,300	931,394
SOFR + 0.95%, 4.49%, 1/16/2032 (c)	815,000	801,610
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	1,085,000	1,084,197
SOFR + 1.20%, 4.71%, 3/12/2032 (c)	1,100,000	1,092,553
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	375,000	362,400
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	775,000	782,060
SOFR + 1.18%, 5.07%, 1/30/2037 (c)	1,335,000	1,307,539
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	669,000	676,693
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	795,000	806,257
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	779,000	790,669
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	500,000	507,805
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	1,115,000	1,118,668
SOFR + 2.62%, 5.30%, 4/20/2037 (a) (c)	702,000	699,655
5 yr. CMT + 1.17%, 5.31%, 1/18/2041 (c)	250,000	241,210
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	1,306,000	1,309,043
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	711,000	720,869
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	817,000	831,984
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	1,191,000	1,209,365
SOFR + 1.71%, 5.52%, 11/19/2055 (a) (c)	660,000	625,053
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	905,000	923,100
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	485,000	490,558
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	580,000	596,681
Security Description	Principal Amount	Value
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	$1,400,000	$1,433,124
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	555,000	576,073
SOFR + 1.78%, 5.90%, 3/13/2047 (c)	1,555,000	1,548,267
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	995,000	1,017,089
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	1,977,000	2,026,306
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	860,000	882,403
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	1,855,000	1,985,073
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	645,000	672,883
Morgan Stanley Bank NA:
SOFR + 0.91%, 5.02%, 1/12/2029 (a) (c)	970,000	980,398
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	951,000	961,870
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	1,375,000	1,370,091
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	945,000	935,172
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	663,000	662,993
SOFR + 1.02%, 4.47%, 11/19/2031 (c)	1,620,000	1,595,214
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	1,435,000	1,430,092
National Australia Bank Ltd.:
3.85%, 12/13/2028	250,000	247,898
4.15%, 1/13/2031 (a)	380,000	375,554
4.50%, 10/26/2027	355,000	357,009
4.53%, 6/13/2030	500,000	503,510
4.90%, 1/14/2030	340,000	346,684
5.09%, 6/11/2027	343,000	346,866
National Bank of Canada:
SOFR + 0.76%, 4.17%, 1/20/2029 (c)	455,000	452,420
5.60%, 12/18/2028	235,000	242,081
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (a) (c)	205,000	186,644
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	492,010
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	1,039,000	1,032,517
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	952,000	958,540
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	355,000	358,326
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	$631,000	$637,764
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	450,000	454,514
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	479,000	435,967
3.15%, 5/3/2029 (a)	200,000	193,638
4.00%, 5/10/2027	551,000	550,427
4.15%, 11/19/2030	149,000	147,769
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	295,000	287,457
6.13%, 11/2/2032	448,000	478,710
Oesterreichische Kontrollbank AG Series MTN, 4.13%, 1/18/2029 (a)	210,000	211,289
Old National Bancorp 3 mo. USD Term SOFR + 2.20%, 5.77%, 2/15/2036 (c)	210,000	209,213
Pinnacle Bank/Nashville TN:
5.63%, 2/15/2028	200,000	202,250
5 yr. CMT + 2.30%, 5.96%, 1/15/2036 (c)	250,000	247,715
Pinnacle Financial Partners, Inc. SOFR + 2.35%, 6.17%, 11/1/2030 (c)	190,000	193,751
PNC Bank NA:
3.25%, 1/22/2028	229,000	225,570
4.05%, 7/26/2028	371,000	367,661
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	250,000	249,933
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (c)	300,000	267,267
2.55%, 1/22/2030	856,300	798,662
3.15%, 5/19/2027	1,316,000	1,300,445
3.45%, 4/23/2029	606,000	592,280
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	215,000	213,818
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	229,000	222,421
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	245,000	244,204
SOFR + 1.33%, 4.90%, 5/13/2031 (c)	280,000	281,624
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	589,000	589,783
SOFR + 1.07%, 5.22%, 1/29/2031 (c)	195,000	198,873
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	276,000	280,369
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	511,000	515,001
Security Description	Principal Amount	Value
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	$220,000	$222,453
5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	620,000	608,437
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	550,000	565,648
SOFR + 1.39%, 5.58%, 1/29/2036 (c)	135,000	137,915
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	920,000	942,890
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	1,130,000	1,163,177
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	507,000	559,480
Regions Bank 6.45%, 6/26/2037	250,000	263,133
Regions Financial Corp.:
1.80%, 8/12/2028	376,500	353,515
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (c)	115,000	115,148
7.38%, 12/10/2037 (a)	205,000	232,134
Royal Bank of Canada:
Series GMTN, 2.30%, 11/3/2031 (a)	322,000	287,340
3.63%, 5/4/2027	315,000	313,116
3.88%, 5/4/2032	100,000	96,006
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	460,000	456,904
Series GMTN, 4.24%, 8/3/2027	430,000	430,004
SOFR + 0.98%, 4.31%, 11/3/2031 (a) (c)	500,000	491,575
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	566,000	566,328
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	250,000	250,248
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	596,000	597,359
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	415,000	414,365
Series GMTN, 4.90%, 1/12/2028	345,000	348,840
Series GMTN, 4.95%, 2/1/2029	630,000	640,918
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	415,000	418,988
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (c)	620,000	627,676
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (c)	200,000	202,266
Series GMTN, 5.00%, 2/1/2033	250,000	252,213
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	$340,000	$345,392
Series GMTN, 5.20%, 8/1/2028	529,000	539,316
Series MTN, 6.00%, 11/1/2027	819,000	840,556
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	479,000	478,023
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	235,000	237,538
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	265,000	268,652
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	455,000	466,448
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	303,000	312,557
Santander U.K. Group Holdings PLC:
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	250,000	226,695
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	345,000	340,577
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	425,000	421,048
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	525,000	525,641
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	225,000	217,141
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	500,000	514,170
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	732,000	688,153
2.13%, 7/8/2030	626,000	563,362
2.14%, 9/23/2030	300	268
2.72%, 9/27/2029 (a)	200,000	187,940
2.75%, 1/15/2030	452,000	422,041
3.04%, 7/16/2029	944,000	898,754
4.11%, 1/15/2029 (a)	200,000	197,956
SOFR + 1.02%, 4.49%, 1/15/2032 (c)	335,000	329,958
SOFR + 1.19%, 4.66%, 7/8/2031 (a) (c)	1,020,000	1,014,135
SOFR + 1.38%, 4.95%, 7/8/2033 (c)	500,000	497,870
SOFR + 1.50%, 5.25%, 7/8/2036 (a) (c)	550,000	550,825
5.32%, 7/9/2029 (a)	1,105,000	1,128,293
5 yr. CMT + 1.30%, 5.33%, 3/3/2041 (c)	1,500,000	1,450,215
5.42%, 7/9/2031	250,000	256,133
5.45%, 1/15/2032 (a)	900,000	926,523
5.52%, 1/13/2028	703,000	716,919
5.56%, 7/9/2034	360,000	368,910
5.63%, 1/15/2035	715,000	737,265
Security Description	Principal Amount	Value
5.72%, 9/14/2028	$455,000	$467,854
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	520,000	505,814
5.81%, 9/14/2033 (a)	400,000	417,856
Synchrony Bank 5.63%, 8/23/2027	270,000	272,989
Texas Capital Bancshares, Inc. SOFR + 1.94%, 5.30%, 2/27/2032 (c)	215,000	212,087
Toronto-Dominion Bank:
Series GMTN, 2.45%, 1/12/2032	203,000	179,389
Series MTN, 3.20%, 3/10/2032	417,000	383,719
3.91%, 1/13/2028	400,000	397,232
4.11%, 6/8/2027	450,000	449,037
4.11%, 10/13/2028	500,000	497,155
4.41%, 1/13/2031 (a)	270,000	267,756
4.46%, 6/8/2032 (a)	490,000	482,547
Series MTN, 4.57%, 6/2/2028	500,000	501,695
Series MTN, 4.69%, 9/15/2027	627,000	630,474
4.78%, 12/17/2029 (a)	140,000	141,631
Series MTN, 4.81%, 6/3/2030	200,000	201,748
4.86%, 1/31/2028	555,000	559,540
4.93%, 10/15/2035	500,000	491,050
Series GMTN, 4.98%, 4/5/2027	426,000	429,131
5.16%, 1/10/2028	390,000	395,054
5.30%, 1/30/2032	500,000	514,095
Series MTN, 5.52%, 7/17/2028	339,000	347,380
Truist Bank:
2.25%, 3/11/2030	350,000	318,101
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	500,000	495,200
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	800,000	795,960
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	615,000	614,945
Truist Financial Corp.:
Series MTN, 3.88%, 3/19/2029	1,000,000	984,050
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	300,000	298,791
SOFR + 0.97%, 4.60%, 1/27/2032 (c)	525,000	519,183
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	299,000	300,973
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	490,000	480,220
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (a) (c)	500,000	484,320
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	215,000	217,335
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	$407,000	$405,547
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	500,000	506,770
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	656,000	676,198
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	757,000	787,901
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	570,000	605,591
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	501,000	440,279
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (a) (c)	465,000	401,467
Series DMTN, 3.00%, 7/30/2029	364,000	347,449
Series X, 3.15%, 4/27/2027	400,000	395,524
Series MTN, 3.90%, 4/26/2028	280,000	278,113
SOFR + 0.87%, 4.48%, 1/26/2032 (a) (c)	355,000	351,269
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	972,000	973,050
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	649,000	651,628
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	339,000	335,105
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	144,000	142,564
SOFR + 1.10%, 5.03%, 1/26/2037 (c)	500,000	493,620
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	290,000	294,214
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	225,000	228,128
SOFR + 1.25%, 5.10%, 7/23/2030 (a) (c)	835,000	849,704
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	500,000	511,585
SOFR + 1.41%, 5.42%, 2/12/2036 (c)	190,000	194,104
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	450,000	464,657
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	500,000	514,090
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	696,000	726,540
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	250,000	250,900
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (a) (c)	250,000	249,620
4.50%, 6/26/2048	208,000	173,364
SOFR + 1.11%, 4.63%, 2/16/2032 (c)	500,000	498,175
Security Description	Principal Amount	Value
5.00%, 7/9/2027	$200,000	$201,942
5.65%, 9/11/2028	770,000	794,324
UBS Group AG 4.88%, 5/15/2045	715,000	633,068
Wachovia Corp. 5.50%, 8/1/2035	200,000	201,734
Webster Financial Corp.:
4.10%, 3/25/2029	300,000	293,745
5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	105,000	106,553
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	1,101,000	1,074,653
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	965,000	892,914
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	1,430,000	1,349,248
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,118,700	839,965
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,216,000	1,115,631
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	1,315,000	1,302,047
3.90%, 5/1/2045	905,000	705,900
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	563,000	556,790
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	650,000	644,241
Series GMTN, 4.30%, 7/22/2027	704,000	702,852
Series MTN, 4.40%, 6/14/2046	912,000	728,250
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	464,500	460,849
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	600,000	497,634
Series MTN, 4.65%, 11/4/2044	639,000	535,424
Series MTN, 4.75%, 12/7/2046	421,000	353,004
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	750,000	729,540
Series GMTN, 4.90%, 11/17/2045	500,000	429,080
SOFR + 1.10%, 4.96%, 1/23/2037 (c)	1,075,000	1,047,276
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	1,470,000	1,482,701
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,594,000	1,406,562
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	2,460,000	2,501,771
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	$707,000	$718,644
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	785,000	781,428
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	885,000	901,939
5.38%, 11/2/2043	2,437,000	2,279,838
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	1,020,000	1,034,627
SOFR + 1.23%, 5.43%, 1/23/2047 (c)	340,000	321,847
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	1,055,000	1,073,484
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,160,000	1,187,886
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	140,000	143,160
5.61%, 1/15/2044	1,134,300	1,082,462
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	1,500,000	1,534,935
5.95%, 12/1/2086	251,000	258,876
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	925,000	963,683
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	1,245,000	1,346,343
Series B, 7.95%, 11/15/2029	200,000	221,574
Wells Fargo Bank NA 5.95%, 8/26/2036	455,000	473,664
Western Alliance Bank 5 yr. CMT + 2.85%, 6.54%, 11/15/2035 (c)	500,000	489,685
Westpac Banking Corp.:
2.15%, 6/3/2031 (a)	397,000	355,986
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	900,000	807,642
2.96%, 11/16/2040	850,000	627,878
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	300,000	268,155
3.40%, 1/25/2028 (a)	1,212,000	1,198,074
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (a) (c)	342,000	333,426
4.35%, 7/1/2030 (a)	542,000	541,545
4.42%, 7/24/2039	250,000	223,795
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	169,000	171,320
5.46%, 11/18/2027	400,000	408,312
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	450,000	455,243
6.82%, 11/17/2033	370,000	404,269
Zions Bancorp NA:
3.25%, 10/29/2029	250,000	231,685
SOFR + 1.06%, 4.48%, 2/9/2029 (c)	250,000	248,110
Security Description	Principal Amount	Value
SOFR + 2.83%, 6.82%, 11/19/2035 (a) (c)	$200,000	$205,486
		469,635,720
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	2,626,000	2,557,015
4.90%, 2/1/2046	3,909,000	3,524,472
Anheuser-Busch InBev Finance, Inc. 4.70%, 2/1/2036	373,000	363,977
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 4/15/2048	300,500	259,350
4.75%, 1/23/2029	1,266,000	1,281,445
4.90%, 1/23/2031 (a)	473,000	483,747
4.95%, 1/15/2042	651,000	607,142
5.45%, 1/23/2039	312,000	317,042
5.55%, 1/23/2049	1,210,000	1,172,913
5.80%, 1/23/2059 (a)	355,000	356,282
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	250,000	247,960
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	634,511	599,740
1.38%, 3/15/2031 (a)	302,000	263,522
1.45%, 6/1/2027	758,000	736,442
1.65%, 6/1/2030 (a)	776,000	701,527
2.00%, 3/5/2031	387,000	347,975
2.13%, 9/6/2029 (a)	296,000	277,784
2.25%, 1/5/2032	300,000	268,560
2.50%, 3/15/2051 (a)	371,000	217,718
2.75%, 6/1/2060	300,000	171,525
2.88%, 5/5/2041 (a)	1,375,000	1,036,351
3.45%, 3/25/2030	734,000	715,202
4.20%, 3/25/2050	200,000	164,182
4.65%, 8/14/2034 (a)	243,000	244,487
5.20%, 1/14/2055 (a)	175,000	165,666
5.40%, 5/13/2064	349,000	331,393
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	420,000	429,370
5.45%, 6/1/2034	200,000	205,186
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	250,000	208,448
2.75%, 1/22/2030	300,000	281,115
5.10%, 5/6/2035	200,000	198,052
5.25%, 11/26/2043	206,000	196,788
Constellation Brands, Inc.:
2.25%, 8/1/2031 (a)	295,000	260,187
2.88%, 5/1/2030	188,000	175,994
3.15%, 8/1/2029	200,200	191,533
3.60%, 2/15/2028	277,000	272,812
3.75%, 5/1/2050 (a)	198,000	142,364
4.10%, 2/15/2048	100,000	76,600
4.35%, 5/9/2027	405,000	404,579
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/9/2047	$193,000	$157,214
4.75%, 5/9/2032 (a)	250,000	248,070
4.80%, 5/1/2030	311,000	312,872
4.95%, 11/1/2035	335,000	323,533
5.25%, 11/15/2048 (a)	200,000	179,826
Diageo Capital PLC:
2.00%, 4/29/2030	880,400	798,461
2.13%, 4/29/2032	200,000	172,316
3.88%, 5/18/2028	417,000	414,068
5.50%, 1/24/2033	325,000	335,589
5.63%, 10/5/2033	490,000	509,747
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	399,000	285,321
4.38%, 5/10/2043	1,000	862
Keurig Dr. Pepper, Inc.:
3.20%, 5/1/2030	200,000	187,568
3.35%, 3/15/2051	205,000	131,587
3.43%, 6/15/2027	200,000	197,448
3.80%, 5/1/2050	350,000	243,859
4.05%, 4/15/2032	495,000	468,171
4.35%, 5/15/2028	378,000	376,575
4.50%, 11/15/2045	200,000	161,622
4.60%, 5/25/2028	504,000	503,955
4.60%, 5/15/2030	255,000	252,323
5.05%, 3/15/2029	335,000	338,521
5.09%, 5/25/2048	207,000	177,697
5.15%, 5/15/2035	250,000	243,615
5.30%, 3/15/2034	500,000	495,765
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (b)	55,000	54,969
5.05%, 3/26/2031 (b)	95,000	94,568
5.70%, 3/26/2036 (b)	125,000	124,051
6.63%, 3/26/2056 (b)	125,000	123,778
Molson Coors Beverage Co.:
4.20%, 7/15/2046 (a)	660,000	514,912
5.00%, 5/1/2042	515,000	462,794
Pepsico Singapore Financing I Pte. Ltd. 4.55%, 2/16/2029	200,000	202,124
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	222,500	194,042
1.95%, 10/21/2031 (a)	479,000	422,377
2.63%, 7/29/2029	392,000	373,035
2.63%, 10/21/2041 (a)	748,000	534,581
2.75%, 3/19/2030 (a)	500,000	472,530
2.75%, 10/21/2051	321,000	197,059
2.88%, 10/15/2049	205,000	131,862
3.00%, 10/15/2027	751,000	740,020
3.45%, 10/6/2046	300,000	222,441
3.60%, 2/18/2028 (a)	245,000	243,275
3.60%, 8/13/2042	182,000	146,259
3.63%, 3/19/2050	370,000	272,575
3.88%, 3/19/2060	200,000	148,870
3.90%, 7/18/2032 (a)	462,000	448,274
Security Description	Principal Amount	Value
4.00%, 5/2/2047	$300,000	$240,126
4.10%, 1/15/2029	450,000	449,658
4.20%, 7/18/2052	200,000	160,974
4.25%, 10/22/2044	200,000	169,796
4.30%, 7/23/2030 (a)	85,000	85,195
4.45%, 2/7/2028	500,000	504,050
4.45%, 4/14/2046	286,000	247,770
4.60%, 2/7/2030	356,000	360,592
4.65%, 7/23/2032	175,000	176,061
4.65%, 2/15/2053	200,000	172,726
4.80%, 7/17/2034 (a)	235,000	236,502
4.88%, 11/1/2040	225,000	216,907
5.00%, 2/7/2035 (a)	500,000	505,515
5.00%, 7/23/2035 (a)	585,000	590,879
5.25%, 7/17/2054 (a)	200,000	191,416
		38,405,595
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	830,000	782,159
2.45%, 2/21/2030	504,000	468,377
2.77%, 9/1/2053	300,000	176,778
3.00%, 1/15/2052 (a)	200,000	128,706
3.15%, 2/21/2040	293,000	227,655
3.20%, 11/2/2027	897,000	883,096
3.35%, 2/22/2032	650,000	604,012
3.38%, 2/21/2050	736,000	518,151
4.05%, 8/18/2029	745,000	737,900
4.20%, 2/19/2031	100,000	98,593
4.20%, 3/1/2033	455,000	439,407
4.20%, 2/22/2052	200,000	155,094
4.40%, 5/1/2045	769,000	648,398
4.40%, 2/22/2062	492,000	380,715
4.56%, 6/15/2048	524,000	438,583
4.66%, 6/15/2051	657,000	551,624
4.85%, 2/19/2036	200,000	196,412
5.15%, 3/2/2028	1,100,000	1,116,236
5.25%, 3/2/2033	1,100,000	1,128,611
5.50%, 2/19/2046	200,000	192,228
5.60%, 3/2/2043	2,097,000	2,069,424
5.65%, 3/2/2053	1,637,000	1,584,420
5.65%, 2/19/2056	400,000	386,932
5.75%, 3/2/2063	464,000	445,950
Baxalta, Inc. 5.25%, 6/23/2045	200,000	186,294
Biogen, Inc.:
2.25%, 5/1/2030	541,000	493,830
3.25%, 2/15/2051 (a)	210,000	132,680
5.05%, 1/15/2031 (a)	155,000	157,892
5.20%, 9/15/2045	353,000	317,989
5.75%, 5/15/2035 (a)	140,000	144,777
6.45%, 5/15/2055	140,000	145,334
Gilead Sciences, Inc.:
1.20%, 10/1/2027	566,000	542,477
1.65%, 10/1/2030	405,000	360,632
2.60%, 10/1/2040	312,000	225,748
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 10/1/2050 (a)	$499,000	$309,849
4.00%, 9/1/2036	438,000	403,525
4.15%, 3/1/2047	590,000	477,534
4.60%, 9/1/2035 (a)	385,000	375,818
4.75%, 3/1/2046	712,000	631,523
5.10%, 6/15/2035	415,000	419,648
5.25%, 10/15/2033	366,000	378,495
5.50%, 11/15/2054 (a)	350,000	339,224
5.55%, 10/15/2053 (a)	487,000	473,505
5.60%, 11/15/2064 (a)	350,000	338,912
Illumina, Inc.:
2.55%, 3/23/2031 (a)	300,000	268,743
4.75%, 12/12/2030	500,000	497,410
5.75%, 12/13/2027	200,000	203,878
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	182,000	161,372
2.80%, 9/15/2050	200,000	120,896
Royalty Pharma PLC:
1.75%, 9/2/2027	455,000	438,543
2.20%, 9/2/2030	213,000	191,726
4.45%, 3/25/2031	350,000	345,548
5.20%, 9/25/2035	250,000	246,615
5.40%, 9/2/2034	500,000	504,135
5.90%, 9/2/2054	200,000	192,324
5.95%, 9/25/2055	225,000	218,984
		24,605,321
CHEMICALS — 0.2%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	552,000	405,703
2.80%, 5/15/2050	310,000	191,630
4.30%, 6/11/2028 (a)	191,000	191,577
4.60%, 2/8/2029 (a)	585,000	590,985
4.85%, 2/8/2034 (a)	689,000	689,331
Albemarle Corp. 5.05%, 6/1/2032 (a)	62,000	62,206
Cabot Corp. 4.00%, 7/1/2029	254,000	250,942
CF Industries, Inc.:
4.95%, 6/1/2043	300,000	267,729
5.15%, 3/15/2034 (a)	292,000	290,248
5.30%, 11/26/2035 (a)	300,000	298,974
Dow Chemical Co.:
4.25%, 10/1/2034	393,000	356,781
4.38%, 11/15/2042	888,000	695,659
4.80%, 11/30/2028	204,000	204,792
4.80%, 1/15/2031 (a)	406,000	400,730
5.15%, 2/15/2034 (a)	200,000	194,914
5.25%, 11/15/2041	200,000	175,946
5.35%, 3/15/2035 (a)	500,000	492,625
5.55%, 11/30/2048 (a)	220,000	189,402
5.60%, 2/15/2054 (a)	200,000	172,140
5.65%, 3/15/2036 (a)	315,000	311,825
5.95%, 3/15/2055 (a)	200,000	180,538
6.30%, 3/15/2033 (a)	200,000	209,658
Security Description	Principal Amount	Value
7.38%, 11/1/2029	$474,000	$512,697
9.40%, 5/15/2039	152,000	192,358
DuPont de Nemours, Inc. 4.73%, 11/15/2028 (b)	476,000	477,618
Eastman Chemical Co.:
4.50%, 12/1/2028 (a)	200,000	200,076
4.50%, 2/20/2031	100,000	97,823
4.65%, 10/15/2044 (a)	200,000	167,592
4.80%, 9/1/2042	460,000	401,571
5.00%, 8/1/2029	65,000	65,621
5.63%, 2/20/2034 (a)	300,000	304,155
Ecolab, Inc.:
2.13%, 8/15/2050	200,000	107,078
2.70%, 12/15/2051	206,000	124,020
4.30%, 6/15/2028	130,000	130,307
4.80%, 3/24/2030 (a)	363,000	368,597
5.00%, 9/1/2035 (a)	330,000	330,455
5.25%, 1/15/2028	566,000	576,284
EIDP, Inc.:
2.30%, 7/15/2030	200,000	184,024
4.80%, 5/15/2033 (a)	510,000	504,727
5.13%, 5/15/2032	200,000	202,974
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	410,000	354,584
Linde, Inc.:
1.10%, 8/10/2030	250	219
2.00%, 8/10/2050	200,000	104,830
3.55%, 11/7/2042	207,000	162,719
Lubrizol Corp. 6.50%, 10/1/2034	200,000	223,744
LYB International Finance BV:
4.88%, 3/15/2044	358,000	293,750
5.25%, 7/15/2043	300,000	257,976
LYB International Finance III LLC:
3.38%, 10/1/2040	287,000	207,926
3.63%, 4/1/2051 (a)	374,000	240,950
4.20%, 10/15/2049	313,000	220,865
4.20%, 5/1/2050	494,000	348,428
5.13%, 1/15/2031 (a)	200,000	200,256
5.50%, 3/1/2034 (a)	327,000	325,045
5.63%, 5/15/2033 (a)	345,000	347,453
6.15%, 5/15/2035 (a)	225,000	231,685
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	364,000	272,647
Mosaic Co.:
4.05%, 11/15/2027	256,000	254,226
4.35%, 1/15/2029	205,000	203,911
4.60%, 11/15/2030	125,000	123,979
5.38%, 11/15/2028	105,000	107,230
5.45%, 11/15/2033 (a)	328,000	331,464
5.63%, 11/15/2043	361,000	336,048
Nutrien Ltd.:
2.95%, 5/13/2030	327,000	306,654
3.95%, 5/13/2050	355,000	264,450
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 3/15/2035	$260,000	$238,160
4.90%, 3/27/2028	275,000	277,392
4.90%, 6/1/2043	140,000	124,569
5.20%, 6/21/2027	151,000	152,431
5.25%, 3/12/2032	256,000	261,427
5.40%, 6/21/2034	200,000	203,336
PPG Industries, Inc.:
3.75%, 3/15/2028	291,000	288,305
4.38%, 3/15/2031	355,000	349,966
RPM International, Inc. 2.95%, 1/15/2032	200,000	179,792
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	194,000	168,565
2.30%, 5/15/2030	165,000	150,934
2.95%, 8/15/2029	334,000	318,389
3.45%, 6/1/2027	621,000	614,616
3.80%, 8/15/2049	200,000	146,136
4.30%, 8/15/2028	385,000	383,814
4.50%, 8/15/2030	293,000	292,432
4.55%, 3/1/2028	435,000	436,736
4.80%, 9/1/2031	245,000	247,075
Westlake Corp.:
3.38%, 8/15/2061 (a)	200,000	117,018
6.38%, 11/15/2055 (a)	500,000	492,620
		22,937,064
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	200,000	148,936
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	404,000	354,886
1.70%, 5/15/2028 (a)	400,000	381,236
4.45%, 9/9/2034 (a)	200,000	196,024
4.75%, 5/8/2032	440,000	444,497
Block Financial LLC:
2.50%, 7/15/2028 (a)	302,000	285,163
5.38%, 9/15/2032	225,000	217,987
Brown University Series A, 2.92%, 9/1/2050	210,000	136,290
California Institute of Technology:
3.65%, 9/1/2119	224,000	139,861
4.32%, 8/1/2045	164,000	140,417
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	200,000	180,092
Cintas Corp. No. 2:
3.70%, 4/1/2027	455,000	452,884
4.20%, 5/1/2028	230,000	229,586
Claremont Mckenna College 3.78%, 1/1/2122	125,000	80,780
Security Description	Principal Amount	Value
Cornell University:
Series 2025, 4.17%, 6/15/2030	$280,000	$278,001
Series 2025, 4.73%, 6/15/2035 (a)	150,000	148,539
Duke University Series 2020, 2.68%, 10/1/2044	155,000	115,298
Emory University Series 2020, 2.97%, 9/1/2050	200,000	130,676
Equifax, Inc.:
2.35%, 9/15/2031	283,000	248,242
3.10%, 5/15/2030	300,000	280,707
4.80%, 9/15/2029	250,000	251,515
5.10%, 12/15/2027	276,000	278,799
Ford Foundation Series 2020, 2.82%, 6/1/2070 (a)	200,000	111,968
George Washington University:
Series 2018, 4.13%, 9/15/2048	200,000	161,126
Series 2014, 4.30%, 9/15/2044	210,000	176,999
Series 2015, 4.87%, 9/15/2045	100,000	90,832
Georgetown University:
Series B, 4.32%, 4/1/2049	150,000	122,762
Series A, 5.22%, 10/1/2118	200,000	174,570
Global Payments, Inc.:
2.90%, 5/15/2030	512,000	468,035
2.90%, 11/15/2031	200,000	175,312
4.15%, 8/15/2049	250,000	177,588
4.50%, 11/15/2028	135,000	133,749
4.55%, 3/15/2028	215,000	214,069
4.88%, 11/15/2030	750,000	736,170
5.20%, 11/15/2032	175,000	169,829
5.30%, 8/15/2029	258,000	259,754
5.40%, 3/15/2033	290,000	283,278
5.55%, 11/15/2035	750,000	721,177
5.95%, 8/15/2052 (a)	444,000	408,582
Howard University Series 22A, 5.21%, 10/1/2052	200,000	166,636
J Paul Getty Trust 4.91%, 4/1/2035	270,000	271,247
Johns Hopkins University Series A, 4.71%, 7/1/2032	198,000	200,085
Leland Stanford Junior University:
3.65%, 5/1/2048	285,000	220,695
Series 2025, 4.15%, 8/1/2030	415,000	412,896
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	150,000	84,015
Series F, 2.99%, 7/1/2050	200,000	133,346
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.07%, 4/1/2052	$200,000	$133,630
3.89%, 7/1/2116 (a)	525,000	357,919
5.60%, 7/1/2111	392,000	383,788
5.62%, 6/1/2055	150,000	152,220
Moody's Corp.:
2.75%, 8/19/2041	200,000	140,980
4.25%, 2/1/2029	262,000	262,123
4.25%, 8/8/2032 (a)	441,000	428,405
5.00%, 8/5/2034	35,000	34,979
5.25%, 7/15/2044	384,000	360,042
Northwestern University 4.94%, 12/1/2035	390,000	392,040
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	305,000	279,130
2.85%, 10/1/2029	489,000	463,812
3.25%, 6/1/2050 (a)	200,000	128,912
3.90%, 6/1/2027	200,000	199,048
4.40%, 6/1/2032 (a)	364,000	357,528
4.45%, 3/6/2028	167,000	167,479
5.05%, 6/1/2052	333,000	284,542
5.10%, 4/1/2035 (a)	175,000	173,733
5.15%, 6/1/2034 (a)	350,000	348,946
President & Fellows of Harvard College:
2.52%, 10/15/2050	242,000	145,640
3.30%, 7/15/2056	200,500	136,484
3.75%, 11/15/2052	235,000	177,662
4.61%, 2/15/2035	150,000	148,311
4.89%, 3/15/2030	115,000	117,341
5.26%, 3/15/2036 (a)	170,000	176,171
Quanta Services, Inc.:
2.90%, 10/1/2030	250,000	232,028
4.30%, 8/9/2028	545,000	544,226
4.50%, 1/15/2031	200,000	198,444
4.75%, 8/9/2027	185,000	186,010
5.10%, 8/9/2035	505,000	498,122
5.25%, 8/9/2034	175,000	176,096
RELX Capital, Inc.:
3.00%, 5/22/2030	200,000	188,276
4.00%, 3/18/2029	400,000	395,976
4.75%, 3/27/2030	110,000	110,807
5.25%, 3/27/2035 (a)	110,000	111,285
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	230,000	137,655
Rollins, Inc. 5.25%, 2/24/2035	304,000	303,194
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	214,000	186,527
2.90%, 3/1/2032	405,000	369,510
2.95%, 3/1/2029	474,000	456,106
3.25%, 12/1/2049	279,000	188,643
3.70%, 3/1/2052	377,000	274,249
3.90%, 3/1/2062	200,000	142,668
4.25%, 5/1/2029 (a)	456,000	454,782
4.25%, 1/15/2031 (b)	175,000	172,790
Security Description	Principal Amount	Value
4.80%, 12/4/2035 (a) (b)	$125,000	$122,418
5.25%, 9/15/2033 (a)	361,000	371,570
Thomas Jefferson University 3.85%, 11/1/2057	241,000	169,495
TR Finance LLC:
5.50%, 8/15/2035	200,000	201,236
5.85%, 4/15/2040	200,000	194,534
Triton Container International Ltd./TAL International Container Corp.:
3.25%, 3/15/2032	200,000	179,926
5.15%, 2/15/2033 (a)	275,000	269,233
Trustees of Boston College 3.13%, 7/1/2052	200,000	134,826
Trustees of Dartmouth College 4.27%, 6/1/2030	355,000	355,291
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	200,000	122,638
4.20%, 3/1/2052	150,000	123,420
4.65%, 7/1/2030 (a)	145,000	146,937
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (a)	450,000	282,298
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	200,000	147,354
University of Southern California:
2.81%, 10/1/2050	200,000	125,326
Series 2017, 3.84%, 10/1/2047	200,000	157,304
5.25%, 10/1/2111	280,000	254,044
Verisk Analytics, Inc.:
3.63%, 5/15/2050	174,000	121,539
4.45%, 3/15/2031	150,000	147,501
5.13%, 3/15/2036	300,000	293,256
5.25%, 3/15/2035	576,000	571,041
Washington University:
Series 2022, 3.52%, 4/15/2054	200,000	143,166
4.35%, 4/15/2122	250,000	186,795
William Marsh Rice University 3.57%, 5/15/2045	200,000	157,634
Yale University:
Series 2020, 1.48%, 4/15/2030	165,000	149,155
Series 2025, 4.70%, 4/15/2032 (a)	175,000	177,693
		27,779,025
COMPUTERS — 0.3%
Amdocs Ltd. 2.54%, 6/15/2030	800,000	723,136
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Apple, Inc.:
1.20%, 2/8/2028	$974,000	$927,745
1.40%, 8/5/2028 (a)	688,000	649,857
1.65%, 5/11/2030 (a)	471,000	427,508
1.65%, 2/8/2031 (a)	785,000	700,353
1.70%, 8/5/2031 (a)	322,000	283,978
2.20%, 9/11/2029 (a)	799,000	753,209
2.38%, 2/8/2041	244,000	172,950
2.40%, 8/20/2050 (a)	414,000	239,743
2.55%, 8/20/2060 (a)	559,000	299,003
2.65%, 5/11/2050	1,151,000	704,147
2.65%, 2/8/2051	1,012,000	612,999
2.70%, 8/5/2051	326,000	198,723
2.80%, 2/8/2061 (a)	200,000	114,042
2.90%, 9/12/2027	358,000	352,719
2.95%, 9/11/2049	549,000	360,484
3.00%, 6/20/2027	457,000	452,142
3.00%, 11/13/2027	444,000	438,201
3.20%, 5/11/2027	644,000	639,164
3.35%, 8/8/2032 (a)	200,000	190,488
3.45%, 2/9/2045	880,000	670,006
3.75%, 9/12/2047	460,000	355,658
3.75%, 11/13/2047	422,000	326,088
3.85%, 5/4/2043	905,000	747,295
3.85%, 8/4/2046	527,000	418,833
3.95%, 8/8/2052	599,000	465,794
4.10%, 8/8/2062	395,000	301,037
4.25%, 2/9/2047	382,000	319,765
4.38%, 5/13/2045	722,000	630,717
4.45%, 5/6/2044	573,000	511,632
4.50%, 2/23/2036 (a)	752,000	748,774
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	315,000	319,230
5.30%, 10/1/2029 (a)	547,500	558,707
5.75%, 2/1/2033 (a)	710,000	737,392
8.10%, 7/15/2036	225,000	267,244
DXC Technology Co. 2.38%, 9/15/2028	200,000	188,060
Fortinet, Inc. 2.20%, 3/15/2031	500,000	444,475
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045 (a)	300,000	298,656
HP, Inc.:
2.65%, 6/17/2031	400,000	355,728
3.00%, 6/17/2027	380,000	373,434
4.00%, 4/15/2029 (a)	200,000	196,340
4.20%, 4/15/2032 (a)	200,000	190,152
4.75%, 1/15/2028	427,000	429,135
5.50%, 1/15/2033	455,000	460,719
6.00%, 9/15/2041 (a)	516,000	509,602
International Business Machines Corp.:
1.95%, 5/15/2030	420,000	378,609
2.95%, 5/15/2050	400,000	244,704
3.43%, 2/9/2052	200,000	131,556
Security Description	Principal Amount	Value
3.50%, 5/15/2029	$933,000	$907,175
4.00%, 6/20/2042	183,000	148,109
4.15%, 5/15/2039	249,000	215,871
4.25%, 5/15/2049	1,409,000	1,085,677
4.90%, 7/27/2052	1,131,000	949,814
5.60%, 11/30/2039	600,000	603,258
7.13%, 12/1/2096 (a)	200,000	228,370
Kyndryl Holdings, Inc. 3.15%, 10/15/2031 (a)	450,000	375,336
Leidos, Inc.:
2.30%, 2/15/2031	420,000	373,477
4.38%, 5/15/2030	338,000	332,741
NetApp, Inc. 2.70%, 6/22/2030	515,000	472,729
		26,512,490
CONSTRUCTION MATERIALS — 0.2%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027	375,000	375,964
4.70%, 4/7/2028	260,000	261,386
4.95%, 4/7/2030	525,000	530,691
5.40%, 4/7/2035 (a)	450,000	457,776
Carlisle Cos., Inc.:
2.20%, 3/1/2032	300,000	258,522
2.75%, 3/1/2030 (a)	436,000	407,542
3.75%, 12/1/2027	404,000	399,370
5.25%, 9/15/2035 (a)	15,000	15,004
5.55%, 9/15/2040	40,000	39,563
Carrier Global Corp.:
2.72%, 2/15/2030	875,000	817,670
3.38%, 4/5/2040	445,000	350,460
3.58%, 4/5/2050	774,000	553,247
6.20%, 3/15/2054	254,000	266,403
CRH America Finance, Inc.:
4.40%, 2/9/2031	714,000	704,432
5.00%, 2/9/2036	350,000	343,298
5.50%, 1/9/2035	500,000	510,550
5.60%, 2/9/2056	155,000	148,712
5.88%, 1/9/2055	210,000	208,715
CRH SMW Finance DAC 5.13%, 1/9/2030	445,000	452,360
Eagle Materials, Inc.:
2.50%, 7/1/2031 (a)	130,000	116,236
5.00%, 3/15/2036	525,000	502,215
Fortune Brands Innovations, Inc. 5.88%, 6/1/2033	352,000	364,788
Johnson Controls International PLC:
4.50%, 2/15/2047	200,000	168,580
6.00%, 1/15/2036	267,000	283,746
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
4.90%, 12/1/2032	393,000	394,592
5.50%, 4/19/2029	350,000	361,508
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Lennox International, Inc. 5.50%, 9/15/2028	$301,000	$306,659
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030	267,000	247,012
3.20%, 7/15/2051	295,000	191,526
4.25%, 12/15/2047	250,000	200,035
5.15%, 12/1/2034	355,000	355,163
5.50%, 12/1/2054	330,000	311,035
Masco Corp.:
1.50%, 2/15/2028	303,000	286,844
2.00%, 10/1/2030	200,000	177,686
Mohawk Industries, Inc. 3.63%, 5/15/2030	220,000	210,764
Owens Corning:
3.95%, 8/15/2029	200,000	196,466
4.30%, 7/15/2047 (a)	200,000	158,788
5.50%, 6/15/2027	250,000	253,088
5.70%, 6/15/2034 (a)	290,000	300,060
5.95%, 6/15/2054 (a)	200,000	198,138
7.00%, 12/1/2036	240,000	267,754
Trane Technologies Financing Ltd.:
4.65%, 11/1/2044	200,000	178,188
5.10%, 6/13/2034	250,000	253,268
Trane Technologies Holdco, Inc.:
3.75%, 8/21/2028	403,000	399,437
4.30%, 2/21/2048	590,000	485,204
5.75%, 6/15/2043	220,000	223,368
Vulcan Materials Co.:
3.50%, 6/1/2030	203,000	194,764
4.70%, 3/1/2048	554,000	471,725
4.95%, 12/1/2029	220,000	223,322
		15,383,624
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	755,693
5.05%, 3/22/2053	337,000	304,314
5.10%, 3/22/2043	199,000	188,186
Unilever Capital Corp.:
4.88%, 9/8/2028	675,000	686,104
5.00%, 12/8/2033 (a)	200,000	204,354
		2,138,651
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028	400,000	407,160
6.25%, 6/15/2033 (a)	140,000	144,161
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	116,395
4.20%, 5/15/2047	200,000	164,848
4.60%, 6/15/2045	173,000	153,498
		986,062
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	$1,445,000	$1,391,477
3.30%, 1/30/2032	919,000	835,454
3.40%, 10/29/2033	422,000	373,006
3.65%, 7/21/2027	312,000	308,771
3.85%, 10/29/2041	478,000	381,850
3.88%, 1/23/2028	292,000	289,068
4.13%, 2/28/2029 (a)	260,000	256,482
4.38%, 11/15/2030	150,000	147,345
4.63%, 9/10/2029	295,000	294,413
4.75%, 1/15/2033	155,000	150,645
4.88%, 4/1/2028	495,000	498,623
4.95%, 9/10/2034	500,000	487,040
5.00%, 11/15/2035	450,000	435,667
5.10%, 1/19/2029	439,000	444,720
5.38%, 12/15/2031	495,000	502,821
6.15%, 9/30/2030	566,000	594,792
Affiliated Managers Group, Inc.:
5.50%, 8/20/2034	200,000	198,626
5.50%, 2/15/2036	315,000	310,243
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2032	242,000	214,332
Series MTN, 3.00%, 2/1/2030	237,000	220,341
3.13%, 12/1/2030	217,000	199,762
4.63%, 10/1/2028 (a)	625,000	622,200
5.10%, 3/1/2029	200,000	201,506
Series MTN, 5.20%, 7/15/2031	164,000	164,271
5.30%, 2/1/2028 (a)	355,000	359,008
5.85%, 12/15/2027	290,000	295,933
Ally Financial, Inc.:
2.20%, 11/2/2028	481,000	452,876
4.75%, 6/9/2027	240,000	240,384
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	160,000	161,067
SOFR + 1.78%, 5.55%, 7/31/2033 (c)	507,000	498,148
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	110,000	111,713
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	387,000	402,971
7.10%, 11/15/2027 (a)	200,000	207,258
8.00%, 11/1/2031 (a)	463,000	513,365
American Express Co.:
3.30%, 5/3/2027	900,000	891,990
SOFR + 0.58%, 4.01%, 2/9/2029 (c)	250,000	248,370
4.05%, 5/3/2029	310,000	308,930
4.05%, 12/3/2042	323,000	268,213
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	$400,000	$399,720
SOFR + 0.87%, 4.46%, 2/10/2032 (c)	265,000	262,082
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	950,000	918,469
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	125,000	125,309
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	650,000	647,380
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	524,000	532,206
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	400,000	403,468
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	230,000	230,518
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	440,000	447,568
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	406,000	413,231
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	450,000	453,951
5 yr. CMT + 1.15%, 5.41%, 2/8/2041 (c)	85,000	84,300
SOFR + 1.32%, 5.44%, 1/30/2036 (c)	125,000	127,209
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	671,000	690,962
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	219,000	223,822
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	135,000	139,602
5.85%, 11/5/2027	514,000	526,336
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	300,000	310,797
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	364,000	390,951
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	394,000	390,371
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	200,000	198,380
5.15%, 5/15/2033 (a)	311,000	316,526
5.20%, 4/15/2035	325,000	324,174
Apollo Global Management, Inc.:
4.60%, 1/15/2031	100,000	99,183
5.15%, 8/12/2035 (a)	590,000	571,893
5.70%, 3/30/2036	250,000	250,172
6.38%, 11/15/2033	318,000	337,000
ARES Management Corp. 5.60%, 10/11/2054	200,000	176,252
BGC Group, Inc. 6.15%, 4/2/2030	200,000	203,418
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	215,000	216,572
4.90%, 1/8/2035	190,000	191,222
Security Description	Principal Amount	Value
5.00%, 3/14/2034	$428,000	$433,941
5.25%, 3/14/2054	454,000	422,806
5.35%, 1/8/2055 (a)	275,000	260,271
Blackrock, Inc.:
1.90%, 1/28/2031	400,000	356,640
2.40%, 4/30/2030	300,000	279,012
3.25%, 4/30/2029	339,000	330,000
4.75%, 5/25/2033	1,245,000	1,253,068
Blackstone Reg Finance Co. LLC:
4.30%, 11/3/2030 (a)	125,000	123,094
4.95%, 2/15/2036	310,000	299,782
5.00%, 12/6/2034	353,000	346,180
Blue Owl Finance LLC:
4.38%, 2/15/2032	150,000	134,169
6.25%, 4/18/2034	200,000	192,978
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	500,000	495,610
5.30%, 1/15/2036	500,000	487,505
Brookfield Capital Finance LLC 6.09%, 6/14/2033	196,000	204,763
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	100,000	90,836
3.90%, 1/25/2028	485,000	479,587
4.35%, 4/15/2030	179,000	176,331
4.85%, 3/29/2029	695,000	698,690
5.33%, 1/15/2036	200,000	195,790
5.68%, 1/15/2035	250,000	252,357
5.97%, 3/4/2054	200,000	193,360
6.35%, 1/5/2034	227,000	240,831
Capital One Financial Corp.:
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	500,000	431,295
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	201,000	193,515
3.65%, 5/11/2027	1,271,600	1,261,300
3.80%, 1/31/2028	462,300	456,905
SOFR + 1.25%, 4.49%, 9/11/2031 (c)	250,000	245,445
SOFR + 1.15%, 4.72%, 1/30/2032 (c)	205,000	201,868
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	446,000	447,365
SOFR + 1.63%, 5.20%, 9/11/2036 (a) (c)	480,000	465,336
SOFR + 2.60%, 5.25%, 7/26/2030 (a) (c)	400,000	405,280
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	200,000	199,752
SOFR + 1.51%, 5.40%, 1/30/2037 (c)	505,000	495,562
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	224,000	228,760
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	705,000	715,631
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	$200,000	$204,578
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	189,000	193,668
SOFR + 2.04%, 6.18%, 1/30/2036 (a) (c)	800,000	812,944
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	245,000	253,416
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	560,000	590,106
6.70%, 11/29/2032	200,000	217,362
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	200,000	220,898
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	329,000	377,060
Carlyle Group, Inc. 5.05%, 9/19/2035 (a)	415,000	401,355
Cboe Global Markets, Inc. 1.63%, 12/15/2030	501,000	440,249
Charles Schwab Corp.:
1.95%, 12/1/2031 (a)	504,000	439,337
2.00%, 3/20/2028	339,000	325,298
2.30%, 5/13/2031	248,000	223,247
2.75%, 10/1/2029	579,000	549,054
2.90%, 3/3/2032	334,000	302,741
3.25%, 5/22/2029 (a)	229,000	222,625
3.30%, 4/1/2027	317,000	314,153
4.00%, 2/1/2029	311,000	309,716
SOFR + 0.94%, 4.34%, 11/14/2031 (a) (c)	500,000	494,540
4.63%, 3/22/2030 (a)	428,000	433,885
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	500,000	485,965
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	344,000	361,420
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	400,000	425,588
CI Financial Corp. 3.20%, 12/17/2030	659,000	588,375
CME Group, Inc.:
2.65%, 3/15/2032	453,000	410,513
3.75%, 6/15/2028	200,000	198,526
4.15%, 6/15/2048	200,000	163,858
4.40%, 3/15/2030	200,000	200,636
Enact Holdings, Inc. 6.25%, 5/28/2029	500,000	514,685
Franklin Resources, Inc. 1.60%, 10/30/2030	482,000	424,820
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	300,000	294,513
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	659,000	555,221
2.10%, 6/15/2030	441,000	400,979
3.00%, 6/15/2050	779,000	498,287
3.00%, 9/15/2060	402,000	232,553
3.10%, 9/15/2027	400,000	393,448
Security Description	Principal Amount	Value
3.75%, 9/21/2028	$362,000	$357,652
3.95%, 12/1/2028	495,000	490,649
4.00%, 9/15/2027	723,000	720,289
4.20%, 3/15/2031	250,000	246,488
4.60%, 3/15/2033 (a)	175,000	173,278
4.95%, 6/15/2052 (a)	491,000	434,378
5.20%, 6/15/2062	552,000	490,673
5.25%, 6/15/2031 (a)	225,000	232,043
Invesco Finance PLC 5.38%, 11/30/2043	200,000	189,500
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	265,000	264,155
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	365,000	317,641
2.75%, 10/15/2032	200,000	169,240
4.15%, 1/23/2030	300,000	289,539
5.50%, 2/15/2036	525,000	503,506
5.88%, 7/21/2028	339,000	346,217
6.20%, 4/14/2034 (a)	375,000	382,121
6.45%, 6/8/2027 (a)	200,000	203,912
6.50%, 1/20/2043	300,000	291,429
KKR & Co., Inc. 5.10%, 8/7/2035	350,000	338,212
Lazard Group LLC 4.50%, 9/19/2028	281,000	279,615
Legg Mason, Inc. 5.63%, 1/15/2044	426,000	411,350
LPL Holdings, Inc.:
4.90%, 4/3/2028	115,000	115,423
5.20%, 3/15/2030	200,000	201,572
5.65%, 3/15/2035	200,000	198,330
5.70%, 5/20/2027	210,000	212,010
6.00%, 5/20/2034	508,000	518,861
6.75%, 11/17/2028	200,000	209,474
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	183,000	162,905
2.00%, 11/18/2031 (a)	275,000	243,004
2.95%, 3/15/2051	225,000	143,852
3.35%, 3/26/2030	669,000	647,271
3.50%, 2/26/2028	144,000	142,667
3.65%, 6/1/2049	151,000	111,372
3.85%, 3/26/2050	440,000	334,356
4.10%, 1/15/2028 (a)	510,000	510,617
4.35%, 1/15/2032	200,000	198,372
4.55%, 3/15/2028	230,000	232,077
4.55%, 1/15/2035 (a)	340,000	333,812
4.88%, 3/9/2028	591,000	599,658
4.88%, 5/9/2034	173,000	174,168
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	200,000	175,670
2.50%, 12/21/2040 (a)	315,000	218,802
5.55%, 2/15/2034	414,000	425,940
5.95%, 8/15/2053	230,000	229,890
Nomura Holdings, Inc.:
2.17%, 7/14/2028	444,000	420,530
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.61%, 7/14/2031	$230,000	$205,020
2.68%, 7/16/2030	281,000	256,955
3.00%, 1/22/2032	200,000	179,768
3.10%, 1/16/2030	393,000	370,450
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (a) (c)	1,000,000	969,870
5.49%, 6/29/2035 (a)	265,000	266,585
6.07%, 7/12/2028	570,000	587,510
ORIX Corp.:
4.45%, 9/9/2030	484,000	479,475
5.40%, 2/25/2035	425,000	427,465
Private Export Funding Corp. Series QQ, 3.90%, 10/15/2027	565,000	563,192
Radian Group, Inc. 6.20%, 5/15/2029 (a)	220,000	227,471
Raymond James Financial, Inc.:
3.75%, 4/1/2051	200,000	142,854
4.90%, 9/11/2035 (a)	275,000	267,990
4.95%, 7/15/2046	490,000	433,385
5.65%, 9/11/2055 (a)	80,000	75,882
Stifel Financial Corp. 4.00%, 5/15/2030	339,000	329,227
Synchrony Financial:
2.88%, 10/28/2031	200,000	174,536
3.95%, 12/1/2027	626,250	618,985
SOFR + 1.53%, 4.95%, 2/25/2032 (c)	140,000	135,926
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	225,000	224,710
SOFR + 1.68%, 5.45%, 3/6/2031 (c)	300,000	299,622
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	270,000	274,539
SOFR + 2.07%, 6.00%, 7/29/2036 (a) (c)	200,000	197,354
Takeoff Merger Sub, Inc.:
4.40%, 3/24/2028 (b)	205,000	203,893
4.50%, 3/24/2029 (b)	205,000	203,622
4.85%, 3/24/2031 (b)	225,000	222,307
5.50%, 3/24/2036 (b)	200,000	196,872
TPG Operating Group II LP:
4.88%, 5/15/2031	100,000	98,061
5.38%, 1/15/2036	100,000	96,534
5.88%, 3/5/2034	275,000	278,957
UBS Americas, Inc. 7.13%, 7/15/2032	497,000	555,149
Visa, Inc.:
0.75%, 8/15/2027	250,000	239,253
1.90%, 4/15/2027	720,000	704,981
2.05%, 4/15/2030	501,000	460,870
2.70%, 4/15/2040	340,000	256,608
3.65%, 9/15/2047 (a)	300,000	228,363
3.80%, 2/12/2029	250,000	248,550
4.10%, 2/12/2031 (a)	250,000	249,510
Security Description	Principal Amount	Value
4.15%, 12/14/2035 (a)	$570,000	$543,005
4.30%, 12/14/2045	1,189,000	1,006,893
4.40%, 2/12/2033	250,000	247,357
4.70%, 2/12/2036	250,000	247,390
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	100,000	94,781
5.00%, 9/20/2034 (a)	200,000	194,760
5.05%, 3/2/2036 (a)	500,000	483,170
5.70%, 7/15/2043	365,000	348,279
Western Union Co.:
2.75%, 3/15/2031 (a)	200,000	181,146
4.75%, 6/15/2029	750,000	743,422
6.20%, 11/17/2036 (a)	200,000	203,826
		82,396,809
ELECTRIC — 2.2%
AEP Texas, Inc.:
3.45%, 5/15/2051	313,000	207,190
Series H, 3.45%, 1/15/2050	208,000	139,098
3.80%, 10/1/2047	250,000	179,238
4.70%, 5/15/2032	254,000	251,021
Series Q, 5.20%, 4/15/2036	290,000	285,386
5.25%, 5/15/2052	211,000	188,288
5.45%, 5/15/2029	140,000	143,613
5.70%, 5/15/2034	75,000	77,401
5.85%, 10/15/2055	295,000	284,749
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	172,000	103,322
Series M, 3.65%, 4/1/2050	465,000	337,223
3.80%, 6/15/2049	304,000	223,936
4.00%, 12/1/2046	477,000	375,404
5.38%, 6/15/2035	155,000	157,590
AES Corp.:
2.45%, 1/15/2031	548,000	485,364
5.45%, 6/1/2028	215,000	216,959
5.80%, 3/15/2032	200,000	201,230
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	200,000	175,720
3.00%, 3/15/2052	299,000	188,235
3.13%, 7/15/2051	151,000	97,751
3.45%, 10/1/2049	177,000	123,118
Series B, 3.70%, 12/1/2047	342,000	252,167
3.75%, 9/1/2027	307,000	305,315
3.75%, 3/1/2045	351,000	270,165
4.30%, 1/2/2046	737,000	606,485
Series C, 4.30%, 3/15/2031	180,000	178,346
6.00%, 3/1/2039	210,000	221,750
Alliant Energy Corp. 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (c)	250,000	242,900
Ameren Corp.:
1.75%, 3/15/2028	318,000	302,428
3.50%, 1/15/2031 (a)	313,000	297,200
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/15/2036	$475,000	$462,189
5.38%, 3/15/2035 (a)	500,000	505,545
Ameren Illinois Co.:
1.55%, 11/15/2030	200,000	175,326
5.55%, 7/1/2054	275,000	264,044
5.63%, 3/1/2055	385,000	374,778
5.90%, 12/1/2052	386,000	389,331
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	352,652
3.20%, 11/13/2027	212,000	208,243
Series J, 4.30%, 12/1/2028 (a)	347,000	346,150
5.20%, 1/15/2029	343,000	350,165
5.75%, 11/1/2027	413,000	420,591
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (c)	825,000	814,630
5.95%, 11/1/2032 (a)	225,000	237,627
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (c)	375,000	371,801
Appalachian Power Co. Series BB, 4.50%, 8/1/2032	575,000	561,430
Arizona Public Service Co.:
2.20%, 12/15/2031	400,000	347,712
3.35%, 5/15/2050	200,000	132,642
3.50%, 12/1/2049	205,000	140,212
4.20%, 8/15/2048	315,000	245,602
4.25%, 3/1/2049	295,000	231,227
5.10%, 3/15/2036	145,000	142,486
5.70%, 8/15/2034	320,000	331,514
5.90%, 8/15/2055	40,000	39,436
6.35%, 12/15/2032	300,000	321,792
Atlantic City Electric Co.:
2.30%, 3/15/2031	297,000	267,689
4.00%, 10/15/2028	142,000	141,067
Avangrid, Inc. 3.80%, 6/1/2029	469,000	458,537
Avista Corp.:
4.00%, 4/1/2052	310,000	232,150
4.35%, 6/1/2048	200,000	161,248
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	96,771
3.75%, 8/15/2047	490,000	365,202
5.30%, 6/1/2034	550,000	559,619
5.40%, 6/1/2053	402,000	379,299
5.45%, 6/1/2035	325,000	333,252
5.65%, 6/1/2054	215,000	208,718
Basin Electric Power Cooperative 5.85%, 10/15/2055 (b)	250,000	243,895
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	367,000	221,323
3.25%, 4/15/2028	523,000	512,985
Security Description	Principal Amount	Value
3.70%, 7/15/2030	$697,000	$676,857
3.80%, 7/15/2048	624,000	459,351
4.25%, 10/15/2050	415,000	323,252
4.45%, 1/15/2049	200,000	162,348
4.60%, 5/1/2053	245,000	200,498
Black Hills Corp.:
3.88%, 10/15/2049	400,000	291,636
4.35%, 5/1/2033	226,000	214,924
4.55%, 1/31/2031	175,000	173,201
6.00%, 1/15/2035	100,000	103,767
6.15%, 5/15/2034	200,000	210,466
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031 (a)	227,000	204,677
Series AD, 2.90%, 7/1/2050	150,000	94,820
Series AF, 3.35%, 4/1/2051	145,000	98,871
3.95%, 3/1/2048	200,000	155,604
Series AI, 4.45%, 10/1/2032	270,000	266,385
Series AR, 4.85%, 4/1/2036	320,000	313,648
4.95%, 4/1/2033	277,000	278,324
Series AQ, 4.95%, 8/15/2035	290,000	287,291
5.05%, 3/1/2035	250,000	249,392
5.15%, 3/1/2034	284,000	287,516
5.30%, 4/1/2053	250,000	235,153
CenterPoint Energy, Inc. 2.95%, 3/1/2030	355,000	334,314
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	296,000	253,003
CMS Energy Corp. 5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (a) (c)	500,000	506,690
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	215,000	129,553
Series 130, 3.13%, 3/15/2051	400,000	260,004
Series 127, 3.20%, 11/15/2049	200,000	132,106
3.65%, 6/15/2046	497,000	371,095
3.70%, 8/15/2028	200,000	197,718
Series 123, 3.75%, 8/15/2047	490,000	366,285
Series 133, 3.85%, 3/15/2052	361,000	265,501
4.90%, 2/1/2033 (a)	250,000	252,202
5.30%, 2/1/2053	251,000	233,340
5.65%, 6/1/2054	200,000	195,286
Series 103, 5.90%, 3/15/2036	409,000	434,387
5.95%, 6/1/2055	170,000	173,035
Connecticut Light & Power Co.:
4.00%, 4/1/2048	308,000	239,525
4.95%, 1/15/2030	500,000	508,670
5.25%, 1/15/2053	417,000	386,346
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	$263,000	$171,163
Series 20A, 3.35%, 4/1/2030	282,000	270,525
3.60%, 6/15/2061	215,000	143,921
3.70%, 11/15/2059	250,000	170,760
Series 2017, 3.88%, 6/15/2047	200,000	152,560
3.95%, 3/1/2043	505,000	406,904
Series 20B, 3.95%, 4/1/2050	575,000	442,416
Series D, 4.00%, 12/1/2028	143,000	142,023
Series A, 4.13%, 5/15/2049	200,000	155,562
Series C, 4.30%, 12/1/2056	300,000	233,616
4.45%, 3/15/2044	284,000	241,962
4.50%, 12/1/2045	322,000	271,839
4.50%, 5/15/2058	329,000	262,417
4.63%, 12/1/2054	263,000	216,838
Series E, 4.65%, 12/1/2048	263,000	223,503
5.13%, 3/15/2035	200,000	200,908
5.50%, 3/15/2034	201,000	208,461
5.50%, 3/15/2055	100,000	95,196
Series 09-C, 5.50%, 12/1/2039	150,000	150,662
5.75%, 11/15/2055	191,000	188,588
Series 06-A, 5.85%, 3/15/2036	206,000	217,719
6.15%, 11/15/2052	350,000	363,842
Series 06-B, 6.20%, 6/15/2036	160,000	170,966
Series 2007-A, 6.30%, 8/15/2037	341,000	370,602
Series 08-B, 6.75%, 4/1/2038 (a)	251,000	282,603
Constellation Energy Generation LLC:
3.90%, 1/8/2028	438,000	434,724
4.40%, 1/15/2031	355,000	350,786
5.60%, 3/1/2028 (a)	150,000	153,252
5.60%, 6/15/2042	200,000	196,062
5.75%, 3/15/2054 (a)	280,000	271,986
5.88%, 1/15/2066	140,000	134,627
6.13%, 1/15/2034	200,000	213,742
6.25%, 10/1/2039	465,000	490,873
6.50%, 10/1/2053	647,000	687,567
Consumers Energy Co.:
3.10%, 8/15/2050	306,000	199,901
3.25%, 8/15/2046	200,000	141,926
3.50%, 8/1/2051	260,000	184,085
4.05%, 5/15/2048	225,000	176,724
4.20%, 9/1/2052	200,000	158,348
4.50%, 1/15/2031	500,000	500,900
4.60%, 5/30/2029	280,000	282,058
4.63%, 5/15/2033	457,000	452,878
4.65%, 3/1/2028	216,000	217,687
Security Description	Principal Amount	Value
4.70%, 1/15/2030	$215,000	$217,077
4.90%, 2/15/2029	350,000	355,736
5.05%, 5/15/2035	250,000	251,152
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031 (a)	200,000	176,904
Series 2025, 5.30%, 1/15/2035 (a)	215,000	219,328
6.05%, 1/15/2038	220,000	232,591
6.25%, 10/15/2053	247,000	258,846
6.63%, 2/1/2032	103,000	113,130
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	254,000	188,605
Series C, 3.38%, 4/1/2030	283,000	270,472
Series A, 4.35%, 8/15/2032	250,000	241,990
4.60%, 5/15/2028	240,000	240,787
Series C, 4.90%, 8/1/2041	205,000	183,174
5.00%, 6/15/2030	372,000	377,301
Series F, 5.25%, 8/1/2033	199,000	200,986
5.38%, 11/15/2032 (a)	393,000	402,157
5.45%, 3/15/2035	500,000	504,470
Series B, 5.95%, 6/15/2035	472,000	491,149
5 yr. CMT + 2.26%, 6.00%, 2/15/2056 (c)	350,000	347,070
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	235,000	233,075
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (a) (c)	200,000	205,340
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	276,000	264,223
2.25%, 3/1/2030	200,000	184,862
2.95%, 3/1/2050	113,000	73,258
Series A, 3.00%, 3/1/2032	390,000	358,905
3.70%, 3/15/2045	200,000	153,356
3.75%, 8/15/2047	235,000	177,103
3.95%, 3/1/2049	363,000	280,541
Series A, 4.05%, 5/15/2048	576,000	453,888
4.25%, 5/14/2027	50,000	50,052
Series A, 4.85%, 3/1/2036	145,000	142,287
5.20%, 3/1/2034	375,000	383,636
5.25%, 5/15/2035	340,000	344,964
5.40%, 4/1/2053	279,000	265,884
Series B, 5.55%, 3/1/2056	125,000	120,835
5.85%, 5/15/2055	410,000	412,521
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2038	170,000	182,031
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	200,000	193,472
4.88%, 6/1/2028 (a)	225,000	227,075
4.95%, 7/1/2027	365,000	367,493
5.05%, 10/1/2035 (a)	500,000	492,860
5.10%, 3/1/2029	555,000	564,441
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	290,000	272,991
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 2/1/2030	$174,000	$162,006
2.85%, 3/15/2032	169,000	153,719
3.20%, 8/15/2049	200,000	133,750
3.45%, 4/15/2051	300,000	207,774
3.55%, 3/15/2052	200,000	140,868
3.70%, 12/1/2047	200,000	148,234
3.75%, 6/1/2045	361,000	276,544
4.00%, 9/30/2042	266,000	218,266
4.25%, 12/15/2041	244,000	209,845
4.85%, 3/15/2030	125,000	127,238
4.95%, 1/15/2033 (a)	810,000	822,709
5.25%, 3/15/2035	250,000	254,352
5.30%, 2/15/2040	425,000	420,763
5.40%, 1/15/2054 (a)	580,000	550,739
6.00%, 1/15/2038	199,000	210,775
6.05%, 4/15/2038	200,000	212,932
Duke Energy Carolinas Nc Storm Funding II LLC Series A-2, 5.07%, 1/1/2048	200,000	195,568
Duke Energy Carolinas SC Storm Funding LLC Series A-1, 4.90%, 3/1/2046	400,000	396,104
Duke Energy Corp.:
2.45%, 6/1/2030 (a)	736,000	678,298
2.55%, 6/15/2031	332,000	298,588
3.15%, 8/15/2027 (a)	261,000	257,046
3.30%, 6/15/2041	404,000	303,218
3.50%, 6/15/2051	678,000	453,867
3.95%, 8/15/2047	266,000	198,021
4.30%, 3/15/2028	451,000	450,414
4.50%, 8/15/2032 (a)	649,000	639,142
4.80%, 12/15/2045	200,000	171,326
4.85%, 1/5/2029 (a)	353,000	357,427
4.95%, 9/15/2035 (a)	235,000	229,452
5.00%, 8/15/2052	360,000	308,225
5.45%, 6/15/2034	195,000	199,723
5.70%, 9/15/2055	320,000	302,467
5.80%, 6/15/2054	125,000	119,833
6.10%, 9/15/2053	307,000	308,007
Duke Energy Florida LLC:
1.75%, 6/15/2030	241,500	216,324
2.40%, 12/15/2031 (a)	206,000	184,030
3.80%, 7/15/2028	173,000	171,471
3.85%, 11/15/2042	285,000	227,783
4.20%, 12/1/2030	250,000	247,370
4.85%, 12/1/2035	210,000	206,346
5.88%, 11/15/2033	207,000	219,654
5.95%, 11/15/2052	212,000	214,733
6.20%, 11/15/2053	200,000	209,364
Duke Energy Florida Project Finance LLC:
Series 2026, 2.54%, 9/1/2031	245,964	236,475
Series A, 2.86%, 3/1/2035	150,000	138,017
Duke Energy Indiana LLC:
2.75%, 4/1/2050	315,000	191,353
Security Description	Principal Amount	Value
Series YYY, 3.25%, 10/1/2049	$333,000	$224,675
Series DDDD, 4.95%, 3/15/2036	25,000	24,617
5.40%, 4/1/2053	828,000	772,077
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	200,000	182,164
3.65%, 2/1/2029	365,000	358,499
5.25%, 4/1/2033	175,000	178,987
Duke Energy Progress LLC:
2.50%, 8/15/2050	839,000	483,415
2.90%, 8/15/2051	350,000	215,894
3.60%, 9/15/2047	319,000	232,644
3.70%, 9/1/2028	201,000	198,839
4.00%, 4/1/2052	200,000	150,982
4.10%, 5/15/2042	200,000	165,784
4.15%, 12/1/2044	200,000	162,362
4.20%, 8/15/2045	401,000	326,947
4.38%, 3/30/2044	150,000	127,029
5.05%, 3/15/2035	325,000	325,942
5.10%, 3/15/2034	168,000	171,037
5.35%, 3/15/2053	395,000	368,800
5.55%, 3/15/2055	230,000	222,042
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	127,926
Edison International:
4.13%, 3/15/2028	200,000	196,732
4.80%, 3/15/2031	500,000	488,255
5.25%, 11/15/2028	300,000	302,241
5.25%, 3/15/2032	180,000	178,234
5.75%, 6/15/2027	343,000	345,819
6.25%, 3/15/2030	250,000	259,100
6.95%, 11/15/2029	200,000	211,122
Emera U.S. Finance LLC:
4.50%, 4/1/2029	300,000	299,538
5.20%, 4/1/2033	150,000	149,217
Emera U.S. Finance LP 4.75%, 6/15/2046	538,000	444,727
Enel Chile SA 4.88%, 6/12/2028	380,000	381,900
Entergy Arkansas LLC:
2.65%, 6/15/2051	245,000	142,232
3.35%, 6/15/2052	200,000	132,810
4.00%, 6/1/2028	200,000	199,034
4.20%, 4/1/2049	250,000	196,685
4.95%, 1/15/2036	225,000	220,865
5.15%, 1/15/2033	178,000	181,127
5.45%, 6/1/2034	180,000	185,429
5.75%, 1/15/2056	210,000	205,817
Entergy Corp. 2.40%, 6/15/2031	329,000	292,458
Entergy Louisiana LLC:
2.90%, 3/15/2051	250,000	153,380
3.05%, 6/1/2031	215,000	200,030
3.12%, 9/1/2027	265,700	261,778
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/15/2033	$577,000	$548,208
4.20%, 9/1/2048	681,000	539,454
4.20%, 4/1/2050	198,000	155,541
4.90%, 4/15/2036	180,000	175,655
4.95%, 1/15/2045	430,000	387,043
5.15%, 9/15/2034	155,000	156,359
5.35%, 3/15/2034 (a)	250,000	256,990
5.65%, 4/15/2056 (a)	335,000	322,052
5.70%, 3/15/2054	265,000	257,585
5.80%, 3/15/2055	355,000	348,518
Entergy Mississippi LLC:
3.50%, 6/1/2051	85,000	58,777
5.80%, 4/15/2055	250,000	246,567
Entergy Texas, Inc.:
3.55%, 9/30/2049	125,000	87,773
5.25%, 4/15/2035	290,000	292,851
5.55%, 9/15/2054	252,000	238,100
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	347,000	233,361
3.45%, 4/15/2050	200,000	139,650
4.13%, 3/1/2042	250,000	208,463
4.70%, 3/13/2028	165,000	165,754
5.25%, 3/15/2035	300,000	302,454
5.70%, 3/15/2053	148,000	145,302
Evergy Metro, Inc.:
4.20%, 3/15/2048	200,000	158,802
5.13%, 8/15/2035	185,000	184,162
5.40%, 4/1/2034 (a)	200,000	205,652
Evergy, Inc.:
2.90%, 9/15/2029	398,000	377,364
4.25%, 3/15/2029	205,000	203,268
Eversource Energy:
Series R, 1.65%, 8/15/2030	366,000	321,322
Series M, 3.30%, 1/15/2028	180,000	176,180
3.38%, 3/1/2032	465,000	426,470
3.45%, 1/15/2050	200,000	137,292
4.45%, 12/15/2030	125,000	123,346
4.60%, 7/1/2027	156,000	156,175
5.13%, 5/15/2033	401,000	400,126
5.45%, 3/1/2028	665,000	676,219
5.95%, 7/15/2034	200,000	208,456
Exelon Corp.:
4.05%, 4/15/2030	591,000	579,162
4.45%, 4/15/2046	450,000	368,788
4.70%, 4/15/2050	339,000	281,034
4.95%, 3/15/2036	145,000	140,650
4.95%, 6/15/2035	558,000	543,620
5.10%, 6/15/2045	346,000	311,172
5.15%, 3/15/2029	250,000	255,030
5.45%, 3/15/2034	277,000	283,404
5.60%, 3/15/2053	354,000	334,070
5.63%, 6/15/2035	194,000	198,889
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	740,000	494,401
Series B, 3.90%, 7/15/2027	450,000	446,512
Security Description	Principal Amount	Value
FirstEnergy Pennsylvania Electric Co.:
4.15%, 3/15/2028 (b)	$140,000	$139,570
4.55%, 3/15/2031 (b)	225,000	224,195
FirstEnergy Transmission LLC 4.75%, 1/15/2033	500,000	491,120
Florida Power & Light Co.:
2.45%, 2/3/2032	512,000	457,851
2.88%, 12/4/2051	520,000	324,319
3.15%, 10/1/2049	314,000	210,675
3.70%, 12/1/2047	584,000	435,868
4.40%, 5/15/2028	783,000	786,523
4.63%, 5/15/2030	200,000	201,860
4.70%, 2/15/2036 (a)	225,000	219,526
4.80%, 5/15/2033	520,000	520,993
4.95%, 6/1/2035	205,000	204,250
5.05%, 4/1/2028	349,000	354,996
5.15%, 6/15/2029	250,000	256,547
5.30%, 6/15/2034	385,000	395,649
5.60%, 6/15/2054	180,000	176,614
5.60%, 2/15/2066	425,000	410,626
5.65%, 2/1/2037 (a)	382,000	402,017
5.70%, 3/15/2055	255,000	253,942
5.95%, 2/1/2038	197,000	210,727
Georgia Power Co.:
4.00%, 10/1/2028	340,000	337,889
4.30%, 3/15/2042	445,600	384,624
4.30%, 3/15/2043	210,000	178,269
4.55%, 3/15/2030	300,000	301,419
4.65%, 5/16/2028	643,000	648,440
4.85%, 3/15/2031	490,000	496,835
4.95%, 5/17/2033	418,000	421,687
5.13%, 5/15/2052 (a)	342,000	312,048
5.20%, 3/15/2035	500,000	507,510
5.25%, 3/15/2034	502,000	512,888
5.50%, 10/1/2055 (a)	250,000	240,005
Idaho Power Co.:
4.85%, 3/1/2036 (a)	340,000	332,836
Series MTN, 5.50%, 3/15/2053	200,000	190,618
Series MTN, 5.70%, 3/15/2055	500,000	492,325
Indiana Michigan Power Co.:
Series K, 4.55%, 3/15/2046	196,000	165,581
5.60%, 3/15/2056	70,000	67,528
5.63%, 4/1/2053	118,000	113,896
Series H, 6.05%, 3/15/2037	200,000	211,816
Interstate Power & Light Co.:
2.30%, 6/1/2030	133,000	121,652
3.50%, 9/30/2049	168,000	117,143
3.70%, 9/15/2046	210,000	153,479
4.95%, 9/30/2034	85,000	83,677
5.45%, 9/30/2054	195,000	180,962
5.60%, 6/29/2035	250,000	256,342
5.60%, 10/1/2055	280,000	266,980
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 7/15/2039	$135,000	$143,093
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	200,000	192,778
5.75%, 4/1/2034	215,000	212,345
ITC Holdings Corp. 3.35%, 11/15/2027	200,000	196,528
Jersey Central Power & Light Co.:
4.15%, 1/15/2029 (b)	180,000	179,078
4.40%, 1/15/2031 (b)	250,000	246,407
5.10%, 1/15/2035	315,000	315,236
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	151,406	145,819
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	306,163	288,696
Kentucky Utilities Co.:
3.30%, 6/1/2050	277,000	186,463
4.38%, 10/1/2045	452,000	374,414
5.13%, 11/1/2040	502,000	483,943
5.85%, 8/15/2055	175,000	174,181
Louisville Gas & Electric Co.:
Series LOU, 5.45%, 4/15/2033	599,000	618,887
5.85%, 8/15/2055	105,000	104,378
MidAmerican Energy Co.:
3.10%, 5/1/2027	300,000	297,060
3.15%, 4/15/2050	271,000	179,313
3.65%, 8/1/2048	638,000	467,239
3.95%, 8/1/2047	200,000	154,742
4.25%, 7/15/2049 (a)	223,000	179,252
4.40%, 10/15/2044	200,000	168,810
5.30%, 2/1/2055	245,000	227,277
5.35%, 1/15/2034	150,000	154,061
5.50%, 11/15/2056	500,000	479,585
Series MTN, 5.80%, 10/15/2036	342,000	361,761
5.85%, 9/15/2054	385,000	386,055
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	171,000	143,866
National Grid PLC:
5.42%, 1/11/2034	555,000	565,861
5.81%, 6/12/2033	300,000	313,182
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.65%, 6/15/2031	150,000	129,092
2.75%, 4/15/2032	586,000	524,640
3.70%, 3/15/2029	157,000	154,097
3.95%, 12/10/2027	155,000	154,174
Series D, 4.05%, 2/9/2029	300,000	297,840
Series D, 4.15%, 8/25/2028	315,000	313,964
4.30%, 12/10/2030	125,000	123,748
Security Description	Principal Amount	Value
4.30%, 3/15/2049 (a)	$234,000	$190,015
4.75%, 2/7/2028	415,000	418,374
4.80%, 3/15/2028	457,000	461,127
Series GMTN, 4.85%, 2/7/2029 (a)	520,000	526,396
4.95%, 2/7/2030 (a)	386,000	392,851
Series MTN, 5.05%, 9/15/2028 (a)	220,000	223,421
5.80%, 1/15/2033 (a)	141,000	149,301
Series C, 8.00%, 3/1/2032	200,000	231,488
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050 (a)	100,000	64,469
Series GG, 5.90%, 5/1/2053	200,000	197,766
Series N, 6.65%, 4/1/2036	200,000	221,754
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	1,340,000	1,221,410
2.44%, 1/15/2032	1,192,000	1,051,141
2.75%, 11/1/2029 (a)	345,000	326,304
3.55%, 5/1/2027	543,000	538,499
4.40%, 3/1/2031	210,000	208,230
4.63%, 7/15/2027	630,000	632,299
4.69%, 9/1/2027	390,000	391,930
4.85%, 2/4/2028	290,000	292,729
5.00%, 7/15/2032	656,000	661,077
5.05%, 3/15/2030	1,250,000	1,273,912
5.25%, 3/15/2034 (a)	250,000	253,047
5.25%, 2/28/2053	275,000	247,846
5.30%, 3/15/2032	500,000	512,640
5.45%, 3/15/2035	300,000	305,601
5.55%, 3/15/2054 (a)	281,000	264,244
5.85%, 3/1/2056	250,000	243,552
5.90%, 3/15/2055	500,000	491,625
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (c)	200,000	203,060
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	450,000	466,551
Northern States Power Co.:
2.25%, 4/1/2031	187,000	168,408
2.90%, 3/1/2050 (a)	459,500	297,081
3.20%, 4/1/2052	195,000	132,401
3.40%, 8/15/2042	350,000	268,845
4.50%, 6/1/2052	360,000	300,470
4.85%, 5/15/2036	125,000	123,473
5.05%, 5/15/2035 (a)	250,000	251,860
5.10%, 5/15/2053 (a)	405,000	368,076
5.40%, 3/15/2054	295,000	280,088
5.55%, 5/15/2056	250,000	242,570
5.65%, 6/15/2054	200,000	197,048
5.65%, 5/15/2055	145,000	142,368
6.25%, 6/1/2036	200,000	217,692
NSTAR Electric Co.:
3.10%, 6/1/2051 (a)	150,000	97,685
3.20%, 5/15/2027	510,700	504,939
3.95%, 4/1/2030	250,000	245,445
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 3/1/2044	$140,000	$118,398
4.55%, 6/1/2052	192,000	159,736
4.85%, 3/1/2030	350,000	354,718
4.95%, 9/15/2052	250,000	221,685
5.20%, 3/1/2035	355,000	357,680
5.50%, 3/15/2040	155,000	153,631
NYSEG Storm Funding LLC Series A-2, 4.87%, 5/1/2032	200,000	202,134
Oglethorpe Power Corp.:
4.50%, 4/1/2047	250,000	204,498
5.38%, 11/1/2040	232,000	225,882
5.90%, 2/1/2055	140,000	136,633
6.20%, 12/1/2053	229,000	233,062
Ohio Edison Co. 6.88%, 7/15/2036	205,000	229,182
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	146,000	126,724
Series R, 2.90%, 10/1/2051	552,000	330,554
5.65%, 6/1/2034	200,000	205,512
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	95,000	90,612
5.60%, 4/1/2053	500,000	478,500
5.80%, 4/1/2055	85,000	83,887
5.90%, 4/1/2056 (d)	750,000	749,595
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	322,000	209,793
3.70%, 11/15/2028	270,000	265,796
3.70%, 5/15/2050	200,000	144,820
3.80%, 9/30/2047	576,000	433,791
3.80%, 6/1/2049	207,000	151,507
4.10%, 11/15/2048	247,000	193,826
4.50%, 3/20/2027	345,000	344,876
4.50%, 3/15/2031 (b)	1,128,000	1,121,965
4.55%, 9/15/2032	340,000	335,991
4.65%, 11/1/2029	200,000	201,500
4.95%, 9/15/2052	261,000	229,672
5.25%, 9/30/2040 (a)	306,000	297,799
5.30%, 6/1/2042	315,000	299,940
5.35%, 4/1/2035	105,000	107,281
5.80%, 4/1/2055	217,000	214,860
5.90%, 3/15/2056 (b)	285,000	284,752
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	200,000	193,796
2.50%, 2/1/2031	895,000	802,770
3.25%, 6/1/2031	325,000	299,751
3.30%, 8/1/2040	332,000	248,389
3.50%, 8/1/2050	595,000	392,468
3.75%, 7/1/2028	215,000	211,152
3.75%, 8/15/2042	5,000	3,745
4.00%, 12/1/2046	278,000	203,540
4.20%, 3/1/2029	295,000	291,478
4.50%, 7/1/2040	678,600	579,680
4.55%, 7/1/2030	837,500	826,035
4.95%, 7/1/2050	1,033,000	858,041
Security Description	Principal Amount	Value
5.00%, 6/4/2028	$355,000	$357,986
5.05%, 10/15/2032	250,000	248,390
5.20%, 5/1/2036	65,000	63,367
5.70%, 3/1/2035	180,000	182,318
5.80%, 5/15/2034	407,000	416,801
5.90%, 6/15/2032	200,000	206,896
5.90%, 10/1/2054	160,000	149,707
6.00%, 8/15/2035	500,000	516,490
6.00%, 5/1/2056	119,000	113,137
6.10%, 1/15/2029	45,000	46,574
6.10%, 10/15/2055	350,000	336,577
6.15%, 1/15/2033	474,000	496,079
6.15%, 3/1/2055	290,000	280,749
6.40%, 6/15/2033	582,000	617,857
6.70%, 4/1/2053	320,000	331,747
6.75%, 1/15/2053	1,334,000	1,388,481
6.95%, 3/15/2034	350,000	383,533
PacifiCorp:
2.90%, 6/15/2052	764,000	434,273
3.30%, 3/15/2051	248,000	153,643
4.15%, 2/15/2050	625,000	455,481
4.25%, 3/15/2029	250,000	247,182
4.65%, 4/15/2029	145,000	144,903
5.10%, 2/15/2029	395,000	400,186
5.10%, 4/15/2031 (a)	100,000	100,276
5.30%, 2/15/2031	490,000	496,571
5.35%, 12/1/2053	770,000	658,689
5.45%, 4/15/2033	310,000	310,852
5.45%, 2/15/2034	300,000	299,049
5.50%, 5/15/2054	328,000	287,125
5.80%, 4/15/2036	100,000	100,774
5.80%, 1/15/2055	610,000	557,394
6.00%, 1/15/2039	165,000	163,921
PECO Energy Co.:
2.85%, 9/15/2051	200,000	122,940
3.70%, 9/15/2047	227,000	168,681
3.90%, 3/1/2048	329,000	252,119
4.38%, 8/15/2052	222,000	179,687
4.60%, 5/15/2052	203,000	170,222
4.88%, 9/15/2035	115,000	113,913
5.25%, 9/15/2054	570,000	527,421
5.65%, 9/15/2055	174,000	171,317
5.95%, 10/1/2036	200,000	212,940
PG&E Energy Recovery Funding LLC:
Series A-1, 1.46%, 7/15/2033	254,907	236,370
Series A-2, 2.28%, 1/15/2038	150,000	124,131
PG&E Recovery Funding LLC Series A-1, 4.84%, 6/1/2035	130,183	131,605
PG&E Wildfire Recovery Funding LLC:
Series A-1, 4.02%, 6/1/2033	103,044	101,910
Series A-2, 4.26%, 6/1/2038	280,000	269,959
Series A-3, 4.38%, 6/3/2041	425,000	397,473
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A-4, 4.45%, 12/1/2049	$560,000	$488,656
Series A-5, 4.67%, 12/1/2053	284,000	245,535
Series A-2, 4.72%, 6/1/2039	200,000	193,966
Series A-3, 5.08%, 6/1/2043	325,000	315,529
Series A-5, 5.10%, 6/1/2054	414,000	379,253
Series A-4, 5.21%, 12/1/2049	615,000	581,236
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	160,000	161,275
5.15%, 5/15/2030	140,000	142,281
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	115,866
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	220,000	141,398
4.85%, 2/15/2034	285,000	284,564
5.55%, 8/15/2055	150,000	145,803
6.25%, 5/15/2039	459,000	496,229
Progress Energy, Inc.:
6.00%, 12/1/2039	300,000	310,839
7.75%, 3/1/2031	200,000	225,562
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	136,800	120,907
3.60%, 9/15/2042	200,000	154,288
4.05%, 9/15/2049	215,000	165,159
4.15%, 3/13/2029 (a)	100,000	99,710
Series 39, 4.50%, 6/1/2052	280,000	228,214
5.05%, 6/15/2036 (a)	165,000	162,754
5.15%, 9/15/2035	250,000	249,067
5.35%, 5/15/2034	266,000	270,732
5.85%, 5/15/2055	500,000	495,665
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	200,000	177,438
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	380,000	378,210
5.25%, 1/15/2033	241,000	244,227
5.45%, 1/15/2036 (a)	750,000	755,445
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	199,000	185,554
Series MTN, 2.70%, 5/1/2050	193,000	119,004
Series MTN, 3.00%, 3/1/2051	200,000	128,456
Series MTN, 3.10%, 3/15/2032	218,000	200,843
Series MTN, 3.15%, 1/1/2050	177,000	117,788
Series MTN, 3.60%, 12/1/2047	252,000	185,820
Security Description	Principal Amount	Value
Series MTN, 3.80%, 3/1/2046	$200,000	$154,396
Series MTN, 4.05%, 5/1/2048	300,000	235,251
Series R, 4.20%, 1/1/2031	205,000	202,456
Series MTN, 4.65%, 3/15/2033	200,000	197,910
4.85%, 8/1/2034	250,000	248,095
4.90%, 8/15/2035	355,000	352,465
Series MTN, 4.90%, 12/15/2032	204,000	206,405
Series Q, 5.05%, 3/1/2035	235,000	236,363
Series MTN, 5.20%, 3/1/2034	252,000	256,259
5.30%, 8/1/2054	190,000	177,494
Series MTN, 5.45%, 3/1/2054	280,000	268,290
Series Q, 5.50%, 3/1/2055	150,000	145,058
Series R, 5.63%, 1/1/2056 (a)	175,000	172,408
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	310,000	272,843
2.45%, 11/15/2031	369,000	327,499
4.90%, 3/15/2030	180,000	181,886
5.40%, 3/15/2035	165,000	166,832
5.85%, 11/15/2027	200,000	204,408
5.88%, 10/15/2028	462,000	476,858
6.13%, 10/15/2033	160,000	169,592
Puget Energy, Inc.:
4.10%, 6/15/2030	200,000	193,828
5.73%, 3/15/2035	90,000	90,714
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	395,000	263,477
4.22%, 6/15/2048	210,000	168,118
5.33%, 6/15/2034	216,000	219,933
5.45%, 6/1/2053	550,000	521,499
5.60%, 9/15/2055	165,000	159,831
5.69%, 6/15/2054	105,000	103,066
5.76%, 10/1/2039	150,000	152,052
6.27%, 3/15/2037	161,000	172,663
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	345,500	305,799
Series RRR, 3.75%, 6/1/2047	257,000	190,573
4.10%, 6/15/2049	160,000	122,541
4.95%, 8/15/2028	368,000	373,818
Series DDDD, 5.20%, 3/15/2036	290,000	289,144
5.40%, 4/15/2035	135,000	137,306
5.55%, 4/15/2054	210,000	199,664
Series EEEE, 5.95%, 3/15/2056	290,000	290,641
SCE Recovery Funding LLC:
4.45%, 3/15/2036	200,000	198,460
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 4.70%, 6/15/2042	$43,969	$42,792
Series A-2, 5.11%, 12/14/2049	360,000	336,204
Sempra:
3.40%, 2/1/2028	441,000	432,819
3.80%, 2/1/2038	541,000	456,712
4.00%, 2/1/2048	525,000	390,311
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	500,089	485,651
5.25%, 3/15/2036	270,000	266,123
5.50%, 8/1/2033 (a)	318,000	327,619
Sierra Pacific Power Co. 5.90%, 3/15/2054	200,000	197,712
Southern California Edison Co.:
2.25%, 6/1/2030	504,500	456,709
2.75%, 2/1/2032 (a)	130,000	115,939
3.45%, 2/1/2052	200,000	131,152
3.65%, 2/1/2050	529,000	364,433
Series H, 3.65%, 6/1/2051	375,000	256,815
Series 2013-A, 3.90%, 3/15/2043	233,000	176,686
4.00%, 4/1/2047	645,000	479,848
4.05%, 3/15/2042	309,000	242,179
Series C, 4.13%, 3/1/2048	496,000	373,126
4.50%, 9/1/2040	200,000	171,608
4.65%, 10/1/2043	308,000	257,913
Series D, 4.70%, 6/1/2027 (a)	194,000	194,444
4.80%, 3/15/2033	320,000	314,275
Series B, 4.88%, 3/1/2049	200,000	166,364
5.15%, 6/1/2029	315,000	319,382
5.25%, 3/15/2030	370,000	375,654
5.30%, 3/1/2028	400,000	405,584
Series E, 5.45%, 6/1/2052	235,000	207,465
Series 2006-E, 5.55%, 1/15/2037	118,000	117,687
Series 2006A, 5.63%, 2/1/2036	237,000	237,152
5.75%, 4/15/2054	300,000	278,547
Series 2004-G, 5.75%, 4/1/2035	200,000	203,490
5.85%, 11/1/2027	516,000	525,721
5.88%, 12/1/2053	210,000	199,116
5.90%, 3/1/2055 (a)	250,000	238,320
5.95%, 11/1/2032	202,000	211,872
Series 2008-A, 5.95%, 2/1/2038	300,000	304,092
6.20%, 9/15/2055 (a)	135,000	134,253
Southern Co.:
Series A, 3.70%, 4/30/2030	515,000	498,819
4.40%, 7/1/2046	593,000	489,278
4.85%, 6/15/2028	470,000	474,545
4.85%, 3/15/2035	250,000	243,343
5.20%, 6/15/2033	490,000	495,194
5.70%, 10/15/2032	255,000	266,857
Security Description	Principal Amount	Value
Southern Power Co.:
Series A, 4.25%, 10/1/2030 (a)	$125,000	$123,271
Series B, 4.90%, 10/1/2035	225,000	218,216
5.15%, 9/15/2041	360,000	338,468
5.25%, 7/15/2043	224,000	209,326
Southwestern Electric Power Co.:
3.25%, 11/1/2051 (a)	200,000	128,228
Series L, 3.85%, 2/1/2048	200,000	145,688
5.20%, 4/1/2036	140,000	137,701
5.30%, 4/1/2033 (a)	125,000	126,923
5.90%, 4/1/2056	250,000	243,103
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	225,000	145,226
3.40%, 8/15/2046	225,000	158,249
6.00%, 6/1/2054	200,000	201,264
System Energy Resources, Inc. 5.30%, 12/15/2034	635,000	632,924
Tampa Electric Co.:
2.40%, 3/15/2031	221,000	199,572
4.30%, 6/15/2048	200,000	161,774
5.15%, 3/1/2035 (a)	750,000	751,695
Tucson Electric Power Co.:
3.25%, 5/15/2032	220,000	201,846
3.25%, 5/1/2051	15,000	9,751
4.00%, 6/15/2050	215,000	162,110
5.20%, 9/15/2034	145,000	146,230
Union Electric Co.:
2.15%, 3/15/2032	217,000	189,411
2.63%, 3/15/2051	200,000	117,714
3.90%, 9/15/2042	200,000	161,958
4.80%, 3/15/2036 (a)	280,000	273,230
5.13%, 3/15/2055	145,000	131,537
5.25%, 4/15/2035	260,000	263,315
5.25%, 1/15/2054	240,000	220,620
5.55%, 3/15/2056	315,000	303,515
Virginia Electric & Power Co.:
2.40%, 3/30/2032	297,000	261,918
3.30%, 12/1/2049	226,000	150,832
Series B, 3.75%, 5/15/2027	238,000	236,670
Series A, 3.80%, 4/1/2028	252,000	249,583
Series B, 3.80%, 9/15/2047	200,000	149,012
Series C, 4.00%, 11/15/2046	251,000	192,412
Series B, 4.20%, 5/15/2045	295,000	236,985
Series C, 4.63%, 5/15/2052	251,000	206,360
Series D, 4.65%, 8/15/2043	233,000	202,458
Series C, 4.90%, 9/15/2035	500,000	489,140
4.95%, 3/15/2036	375,000	365,400
5.00%, 4/1/2033	250,000	251,470
5.00%, 1/15/2034	400,000	399,272
5.05%, 8/15/2034	205,000	204,818
5.15%, 3/15/2035	500,000	498,955
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 8/15/2033 (a)	$744,000	$760,152
5.35%, 1/15/2054	285,000	262,727
5.45%, 4/1/2053	349,000	326,776
5.55%, 8/15/2054	200,000	189,150
Series D, 5.60%, 9/15/2055	235,000	223,765
5.70%, 8/15/2053 (a)	182,000	176,269
5.70%, 3/15/2056	500,000	482,445
Series B, 6.00%, 1/15/2036	294,000	309,979
8.88%, 11/15/2038	306,000	399,345
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2033	375,000	379,282
WEC Energy Group, Inc.:
1.38%, 10/15/2027	200,000	191,044
2.20%, 12/15/2028	200,000	188,898
4.75%, 1/15/2028	455,000	458,290
5.15%, 10/1/2027	450,000	454,963
Wisconsin Electric Power Co.:
3.95%, 3/1/2029	350,000	346,419
4.15%, 10/15/2030	155,000	152,988
4.60%, 10/1/2034	503,000	495,163
4.75%, 9/30/2032 (a)	250,000	251,547
5.63%, 5/15/2033	174,000	183,643
5.65%, 3/15/2056	165,000	161,718
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	295,000	209,052
4.95%, 4/1/2033	150,000	150,363
5.70%, 12/15/2055 (a)	250,000	242,743
Wisconsin Public Service Corp. 4.25%, 1/15/2031	250,000	247,290
Xcel Energy, Inc.:
2.60%, 12/1/2029	270,200	252,515
3.50%, 12/1/2049	875,000	611,537
4.60%, 6/1/2032 (a)	469,000	460,896
4.75%, 3/21/2028	114,000	114,587
5.45%, 8/15/2033	200,000	204,174
5.50%, 3/15/2034	365,000	371,095
5.60%, 4/15/2035	225,000	228,704
6.50%, 7/1/2036	160,000	172,243
		207,411,096
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
ABB Finance USA, Inc. 3.80%, 4/3/2028	200,000	198,708
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	225,000	199,463
Emerson Electric Co.:
1.80%, 10/15/2027	458,000	442,822
5.00%, 3/15/2035 (a)	415,000	417,863
		1,258,856
ELECTRONICS — 0.1%
Allegion PLC 3.50%, 10/1/2029	340,000	327,638
Allegion U.S. Holding Co., Inc.:
5.41%, 7/1/2032	200,000	204,126
Security Description	Principal Amount	Value
5.60%, 5/29/2034	$200,000	$204,120
Amphenol Corp.:
2.20%, 9/15/2031	131,000	116,184
2.80%, 2/15/2030	491,000	462,488
3.80%, 11/15/2027	320,000	318,195
3.90%, 11/15/2028	365,000	362,124
4.13%, 11/15/2030 (a)	145,000	142,838
4.38%, 6/12/2028	335,000	335,791
4.40%, 2/15/2033	645,000	629,443
4.63%, 2/15/2036 (a)	538,000	520,154
5.00%, 1/15/2035	185,000	184,782
5.05%, 4/5/2029	300,000	306,327
5.25%, 4/5/2034 (a)	200,000	204,304
5.30%, 11/15/2055 (a)	110,000	103,256
Arrow Electronics, Inc.:
2.95%, 2/15/2032	115,000	101,583
3.88%, 1/12/2028	197,000	194,254
5.15%, 8/21/2029	260,000	262,571
5.88%, 4/10/2034	255,000	261,454
Avnet, Inc. 6.25%, 3/15/2028	200,000	205,942
Flex Ltd.:
5.25%, 1/15/2032	450,000	451,476
5.38%, 11/13/2035	200,000	196,874
6.00%, 1/15/2028	145,000	148,016
Fortive Corp. 4.30%, 6/15/2046	172,000	137,726
Honeywell International, Inc.:
1.75%, 9/1/2031 (a)	467,000	404,539
1.95%, 6/1/2030	343,000	310,912
2.70%, 8/15/2029	250,000	236,957
3.81%, 11/21/2047	250,000	189,462
4.50%, 1/15/2034	200,000	196,772
5.00%, 3/1/2035	418,000	422,276
5.25%, 3/1/2054 (a)	200,000	187,322
Hubbell, Inc.:
3.50%, 2/15/2028	413,000	407,073
4.80%, 11/15/2035	105,000	102,241
Jabil, Inc.:
3.00%, 1/15/2031 (a)	350,000	322,588
3.60%, 1/15/2030	255,000	244,874
4.20%, 2/1/2029	125,000	123,551
4.25%, 5/15/2027	400,000	399,040
4.75%, 2/1/2033	210,000	204,309
Keysight Technologies, Inc.:
3.00%, 10/30/2029	150,000	142,773
4.60%, 4/6/2027	330,000	330,251
4.95%, 10/15/2034	379,000	374,948
5.35%, 7/30/2030 (a)	225,000	231,190
TD SYNNEX Corp.:
2.65%, 8/9/2031	200,000	177,354
4.30%, 1/17/2029	200,000	197,630
5.30%, 10/10/2035	200,000	193,734
Trimble, Inc.:
4.90%, 6/15/2028	367,000	368,299
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.10%, 3/15/2033	$465,000	$486,883
Tyco Electronics Group SA:
3.13%, 8/15/2027	302,000	297,826
4.50%, 2/9/2031	709,000	707,752
4.88%, 2/9/2036	290,000	286,711
5.00%, 5/9/2035	290,000	289,055
Vontier Corp. 2.40%, 4/1/2028	255,000	244,410
		14,462,398
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	150,000	155,255
6.35%, 8/18/2028	200,000	207,440
Jacobs Solutions, Inc.:
4.75%, 3/3/2031	500,000	492,915
5.38%, 3/3/2036	350,000	340,791
		1,196,401
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	518,000	448,826
1.75%, 2/15/2032	326,000	279,082
2.30%, 3/1/2030	372,000	343,259
2.38%, 3/15/2033	400,000	345,372
3.38%, 11/15/2027	200,500	198,030
3.95%, 5/15/2028 (a)	371,000	368,815
4.75%, 7/15/2030 (a)	115,000	116,350
5.00%, 12/15/2033 (a)	125,000	127,059
5.00%, 4/1/2034	222,000	224,198
5.15%, 3/15/2035 (a)	180,000	183,488
5.20%, 11/15/2034	151,000	153,871
Veralto Corp. 5.45%, 9/18/2033	400,000	408,632
Waste Connections, Inc.:
2.60%, 2/1/2030 (a)	423,000	397,975
3.20%, 6/1/2032	165,000	152,481
3.50%, 5/1/2029 (a)	200,000	196,318
4.25%, 12/1/2028	381,000	380,947
4.80%, 7/15/2036	220,000	215,569
5.25%, 9/1/2035	290,000	295,713
Waste Management, Inc.:
1.15%, 3/15/2028	214,000	202,014
1.50%, 3/15/2031	363,000	315,618
2.00%, 6/1/2029	304,000	283,425
3.15%, 11/15/2027	257,000	253,194
4.15%, 4/15/2032 (a)	460,000	451,117
4.50%, 3/15/2028	500,000	503,115
4.63%, 2/15/2030	370,000	373,493
4.63%, 2/15/2033 (a)	229,000	229,286
4.65%, 3/15/2030	500,000	504,500
4.80%, 3/15/2032	200,000	203,040
4.88%, 2/15/2034 (a)	400,000	404,728
4.95%, 3/15/2035	335,000	336,039
Security Description	Principal Amount	Value
5.35%, 10/15/2054 (a)	$330,000	$314,058
		9,209,612
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030	205,000	184,428
4.15%, 3/15/2028	228,000	225,478
4.55%, 3/21/2031	455,000	440,850
4.75%, 3/23/2035 (a)	415,000	381,987
4.80%, 3/15/2048	696,000	547,703
5.20%, 3/21/2029 (a)	250,000	252,340
5.25%, 10/13/2054	200,000	165,184
Conagra Brands, Inc.:
4.85%, 11/1/2028	754,000	754,777
5.00%, 8/1/2030 (a)	321,000	320,451
5.30%, 11/1/2038 (a)	407,000	378,693
5.40%, 11/1/2048	300,000	254,712
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	210,000	177,708
5.75%, 3/15/2035 (a)	140,000	133,561
6.20%, 3/15/2055 (a)	215,000	174,468
General Mills, Inc.:
2.25%, 10/14/2031	403,000	353,314
2.88%, 4/15/2030	457,000	426,303
3.00%, 2/1/2051	240,000	147,211
4.15%, 2/15/2043	200,000	160,420
4.88%, 1/30/2030	525,000	528,281
5.25%, 1/30/2035 (a)	307,000	303,341
5.40%, 6/15/2040 (a)	307,000	295,773
Hershey Co.:
1.70%, 6/1/2030	339,000	304,869
3.13%, 11/15/2049 (a)	200,000	134,862
3.38%, 8/15/2046	129,000	94,376
4.25%, 5/4/2028	232,000	232,629
4.95%, 2/24/2032	172,000	175,808
Hormel Foods Corp.:
1.70%, 6/3/2028	280,000	265,334
1.80%, 6/11/2030	205,000	184,307
3.05%, 6/3/2051	745,000	475,861
Ingredion, Inc. 2.90%, 6/1/2030	355,000	332,564
J.M. Smucker Co.:
2.13%, 3/15/2032 (a)	200,000	171,308
2.38%, 3/15/2030	215,000	198,150
4.25%, 3/15/2035	387,000	356,106
4.38%, 3/15/2045	350,000	285,583
6.20%, 11/15/2033 (a)	350,000	370,643
6.50%, 11/15/2053 (a)	365,000	378,932
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
4.38%, 2/2/2052	305,000	231,709
5.50%, 1/15/2036	500,000	499,910
5.63%, 3/10/2037 (b) (d)	750,000	750,967
5.75%, 4/1/2033	266,000	274,579
5.95%, 4/20/2035	550,000	570,663
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 3/1/2056	$700,000	$685,034
6.38%, 2/25/2055	230,000	228,680
6.38%, 4/15/2066	355,000	347,300
6.40%, 5/10/2057 (b) (d)	750,000	744,450
6.75%, 3/15/2034	546,000	599,563
7.25%, 11/15/2053	1,000,000	1,098,920
Kellanova:
2.10%, 6/1/2030	296,000	269,076
3.40%, 11/15/2027	546,000	539,197
4.50%, 4/1/2046	328,000	278,200
Series B, 7.45%, 4/1/2031	300,000	338,199
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	260,000	259,940
Kraft Heinz Foods Co.:
3.75%, 4/1/2030 (a)	419,000	405,517
4.25%, 3/1/2031 (a)	379,000	370,586
4.38%, 6/1/2046	798,000	622,536
4.63%, 10/1/2039	200,000	176,726
4.88%, 10/1/2049	785,000	640,521
5.00%, 7/15/2035 (a)	300,000	291,387
5.00%, 6/4/2042	534,000	469,338
5.20%, 3/15/2032 (a)	266,000	268,692
5.20%, 7/15/2045	500,000	436,580
5.50%, 6/1/2050	200,000	178,290
6.50%, 2/9/2040	100,000	104,425
6.75%, 3/15/2032	176,000	189,816
Kroger Co.:
1.70%, 1/15/2031 (a)	247,000	215,878
3.70%, 8/1/2027	353,000	350,292
3.88%, 10/15/2046	736,000	556,894
3.95%, 1/15/2050	370,000	274,943
4.45%, 2/1/2047	706,400	579,757
5.00%, 9/15/2034	403,000	398,095
5.40%, 7/15/2040	150,000	146,592
5.40%, 1/15/2049	381,000	353,926
5.50%, 9/15/2054	540,000	501,698
5.65%, 9/15/2064	330,000	306,603
McCormick & Co., Inc.:
2.50%, 4/15/2030	400,000	367,956
4.15%, 2/15/2029	240,000	237,581
4.20%, 8/15/2047	260,000	201,656
4.70%, 10/15/2034 (a)	265,000	252,786
4.95%, 4/15/2033 (a)	200,000	197,710
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	146,000	126,237
2.63%, 9/4/2050 (a)	429,000	250,523
2.75%, 4/13/2030	322,000	299,988
3.00%, 3/17/2032	100,000	90,452
4.25%, 5/6/2028	315,000	314,509
4.50%, 5/6/2030	190,000	189,295
4.75%, 2/20/2029	500,000	505,060
5.13%, 5/6/2035 (a)	200,000	200,338
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	331,000	300,485
4.25%, 4/15/2031	300,000	287,235
Security Description	Principal Amount	Value
6.25%, 7/1/2033	$432,000	$451,021
Sysco Corp.:
2.40%, 2/15/2030	187,000	171,341
3.15%, 12/14/2051 (a)	200,000	123,080
3.25%, 7/15/2027	299,000	294,058
4.40%, 7/25/2031	250,000	242,353
4.50%, 4/1/2046	355,000	288,104
4.95%, 3/25/2036 (a)	250,000	238,465
5.10%, 9/23/2030	350,000	352,765
5.40%, 3/23/2035	355,000	352,568
5.75%, 1/17/2029	448,000	460,360
5.95%, 4/1/2030 (a)	347,000	360,117
6.60%, 4/1/2050 (a)	497,078	513,218
Tyson Foods, Inc.:
3.55%, 6/2/2027 (a)	660,000	653,803
4.35%, 3/1/2029	614,000	612,250
4.55%, 6/2/2047	422,000	354,645
4.95%, 2/20/2036	470,000	459,246
5.40%, 3/15/2029	470,000	481,966
5.70%, 3/15/2034	105,000	108,695
		36,463,660
FOREST PRODUCTS & PAPER — 0.0% *
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (a)	270,000	235,510
Georgia-Pacific LLC:
7.75%, 11/15/2029	208,000	231,506
8.88%, 5/15/2031	254,000	302,862
International Paper Co.:
4.35%, 8/15/2048	315,000	245,656
5.15%, 5/15/2046	200,000	176,070
7.30%, 11/15/2039	700,000	778,568
Suzano Austria GmbH:
3.13%, 1/15/2032 (a)	200,000	175,272
3.75%, 1/15/2031	416,500	386,437
5.00%, 1/15/2030	300,000	295,437
6.00%, 1/15/2029	500,000	510,975
Suzano Netherlands BV 5.50%, 1/15/2036	300,000	289,371
		3,627,664
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	139,000	121,464
2.63%, 9/15/2029	320,000	303,203
2.85%, 2/15/2052	233,000	143,789
3.00%, 6/15/2027	256,000	252,746
3.38%, 9/15/2049	461,000	317,597
4.13%, 10/15/2044	150,000	124,086
4.13%, 3/15/2049	303,000	237,513
4.15%, 1/15/2043	150,000	125,996
5.00%, 12/15/2054 (a)	90,000	79,951
5.20%, 8/15/2035 (a)	337,000	343,821
5.45%, 1/15/2056	105,000	100,225
5.50%, 6/15/2041	155,000	155,543
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 10/15/2052	$300,000	$298,356
5.90%, 11/15/2033	105,000	112,224
6.20%, 11/15/2053	200,000	211,888
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030 (a)	1,117,000	990,924
4.40%, 7/1/2032	250,000	245,682
National Fuel Gas Co.:
5.50%, 3/15/2030	295,000	301,950
5.95%, 3/15/2035	230,000	238,266
NiSource, Inc.:
1.70%, 2/15/2031	375,000	326,081
3.49%, 5/15/2027	469,000	463,996
3.60%, 5/1/2030	300,000	289,272
4.38%, 5/15/2047	504,000	405,952
4.80%, 2/15/2044	355,000	309,777
5.00%, 6/15/2052	519,000	448,541
5.20%, 7/1/2029	239,000	243,878
5.25%, 3/30/2028	472,000	479,392
5.35%, 4/1/2034	200,000	203,500
5.40%, 6/30/2033	229,000	234,574
5.65%, 2/1/2045	325,000	314,597
5.85%, 4/1/2055	291,000	282,442
5 yr. CMT + 2.53%, 6.38%, 3/31/2055 (c)	100,000	102,120
ONE Gas, Inc. 5.10%, 4/1/2029 (a)	200,000	204,050
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	286,000	257,983
3.35%, 6/1/2050	375,000	253,159
5.40%, 6/15/2033	150,000	153,810
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	485,000	454,144
3.75%, 9/15/2042	350,000	272,646
Series VV, 4.30%, 1/15/2049	587,000	464,839
5.05%, 9/1/2034	95,000	95,440
Series MM, 5.13%, 11/15/2040	250,000	240,140
5.45%, 6/15/2035 (a)	500,000	512,790
5.75%, 6/1/2053	617,000	601,038
6.00%, 6/15/2055	475,000	477,180
6.35%, 11/15/2052	200,000	211,060
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051 (a)	140,000	89,671
3.95%, 10/1/2046	290,000	220,649
Series A, 4.05%, 9/15/2028	70,000	69,462
4.40%, 5/30/2047	298,000	243,752
4.95%, 9/15/2034	250,000	246,787
Series B, 5.10%, 9/15/2035	125,000	123,384
5.75%, 9/15/2033	265,000	275,457
5.88%, 3/15/2041	215,000	218,762
Security Description	Principal Amount	Value
Southwest Gas Corp.:
4.05%, 3/15/2032	$200,000	$191,098
4.15%, 6/1/2049	150,000	115,146
5.45%, 3/23/2028	281,000	286,229
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	215,000	217,129
Spire, Inc. 4.60%, 9/1/2031	525,000	518,574
		15,823,725
HAND & MACHINE TOOLS — 0.0% *
Snap-on, Inc. 3.10%, 5/1/2050	209,000	138,552
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	325,000	183,976
3.00%, 5/15/2032 (a)	300,000	270,228
4.25%, 11/15/2028	200,000	199,602
6.00%, 3/6/2028	200,000	206,136
		998,494
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	281,000	266,871
1.40%, 6/30/2030	300,000	266,637
3.70%, 3/9/2029	600,000	592,794
4.00%, 3/15/2031	1,000,000	983,740
4.30%, 3/15/2033	750,000	733,965
4.65%, 3/15/2036	695,000	679,015
4.75%, 11/30/2036	515,000	505,884
4.75%, 3/15/2038	1,050,000	1,018,405
4.75%, 4/15/2043	275,000	253,030
4.90%, 11/30/2046	937,000	860,382
5.50%, 3/15/2056	875,000	858,060
5.60%, 3/15/2066	750,000	731,250
Agilent Technologies, Inc.:
2.10%, 6/4/2030	433,000	392,073
2.30%, 3/12/2031	451,000	404,340
Augusta SpinCo Corp.:
4.32%, 9/23/2027	250,000	249,852
4.40%, 3/23/2029	115,000	114,673
4.66%, 3/23/2031	70,000	69,636
4.95%, 3/23/2033	105,000	104,607
5.25%, 3/23/2036	95,000	95,010
Baxter International, Inc.:
2.27%, 12/1/2028	523,000	487,154
2.54%, 2/1/2032 (a)	757,000	637,606
3.13%, 12/1/2051 (a)	335,000	191,349
3.50%, 8/15/2046	200,000	131,308
4.45%, 2/15/2029	290,000	286,065
5.65%, 12/15/2035 (a)	415,000	405,480
Boston Scientific Corp.:
2.65%, 6/1/2030	576,000	536,757
4.55%, 3/1/2039 (a)	418,000	392,590
4.70%, 3/1/2049 (a)	200,000	175,664
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Danaher Corp.:
2.80%, 12/10/2051 (a)	$300,000	$184,587
4.38%, 9/15/2045 (a)	150,000	127,655
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	221,000	203,353
DH Europe Finance II SARL 2.60%, 11/15/2029	464,000	437,088
Edwards Lifesciences Corp. 4.30%, 6/15/2028	200,000	199,738
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	115,000	114,231
4.80%, 8/14/2029	350,000	353,160
4.80%, 1/15/2031	417,000	419,644
4.95%, 12/15/2035	355,000	348,486
5.65%, 11/15/2027	577,000	588,505
5.86%, 3/15/2030	418,000	436,070
5.91%, 11/22/2032	530,000	559,182
Koninklijke Philips NV 6.88%, 3/11/2038	366,000	403,533
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	550,000	551,188
4.50%, 3/30/2033 (a)	235,000	232,110
Medtronic, Inc. 4.38%, 3/15/2035	812,000	784,652
Revvity, Inc.:
2.25%, 9/15/2031	296,000	258,592
3.30%, 9/15/2029	323,000	309,224
Solventum Corp.:
5.40%, 3/1/2029	291,000	297,908
5.45%, 3/13/2031	290,000	297,546
5.60%, 3/23/2034	565,000	577,554
5.90%, 4/30/2054 (a)	290,000	283,634
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	405,000	290,312
Stryker Corp.:
1.95%, 6/15/2030 (a)	258,000	233,085
4.10%, 4/1/2043	200,000	165,808
4.25%, 9/11/2029	390,000	388,459
4.63%, 3/15/2046	292,000	252,542
4.70%, 2/10/2028	461,000	464,628
4.85%, 12/8/2028	200,000	202,910
4.85%, 2/10/2030	580,000	588,224
5.20%, 2/10/2035	115,000	116,439
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	233,000	219,346
2.00%, 10/15/2031 (a)	270,000	238,869
2.60%, 10/1/2029	332,000	313,793
2.80%, 10/15/2041	466,000	340,320
4.10%, 8/15/2047 (a)	185,000	151,735
4.20%, 3/1/2031 (a)	250,000	247,360
4.22%, 2/12/2031	220,000	217,679
4.47%, 10/7/2032	450,000	445,329
4.55%, 6/15/2033	250,000	246,923
4.79%, 10/7/2035	375,000	370,042
Security Description	Principal Amount	Value
4.80%, 11/21/2027	$248,000	$250,721
4.89%, 10/7/2037 (a)	325,000	320,356
4.90%, 2/12/2036	495,000	490,832
5.00%, 1/31/2029	360,000	367,096
5.09%, 8/10/2033 (a)	216,000	220,156
5.20%, 1/31/2034	220,000	225,610
5.55%, 2/12/2046	155,000	153,101
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	185,000	165,131
5.20%, 9/15/2034	700,000	699,195
5.50%, 2/19/2035 (a)	350,000	356,996
		29,134,834
HEALTH CARE SERVICES — 0.9%
Adventist Health System:
3.63%, 3/1/2049	450,000	301,014
5.43%, 3/1/2032	200,000	203,576
Advocate Health & Hospitals Corp. 4.27%, 8/15/2048	200,000	164,442
Aetna, Inc.:
4.75%, 3/15/2044	200,000	167,960
6.63%, 6/15/2036	457,000	492,893
6.75%, 12/15/2037	334,000	360,667
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	400,000	244,656
Allina Health System:
Series 2021, 2.90%, 11/15/2051	200,000	125,806
Series 2019, 3.89%, 4/15/2049	325,000	250,026
Ascension Health:
Series B, 3.11%, 11/15/2039	313,000	246,390
3.95%, 11/15/2046	561,000	446,449
Series 2025, 4.08%, 11/15/2028	250,000	249,105
Series 2025, 4.29%, 11/15/2030	250,000	247,847
Series 2025, 4.92%, 11/15/2035	250,000	247,050
Banner Health Series 2020, 3.18%, 1/1/2050 (a)	150,000	100,658
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	200,000	142,710
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	200,000	125,666
4.19%, 11/15/2045	340,000	282,428
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	200,000	194,292
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	$200,000	$136,220
Centene Corp.:
2.45%, 7/15/2028	474,000	441,375
2.50%, 3/1/2031	677,000	567,576
2.63%, 8/1/2031	385,000	322,137
3.00%, 10/15/2030	461,000	403,924
3.38%, 2/15/2030	464,000	419,391
4.25%, 12/15/2027	455,000	447,784
4.63%, 12/15/2029	1,026,000	973,972
Children's Health System of Texas 2.51%, 8/15/2050	200,000	116,600
Children's Hospital Series 2020, 2.93%, 7/15/2050 (a)	238,000	153,458
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	300,000	246,825
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	300,000	185,448
Cigna Group:
2.38%, 3/15/2031	573,000	515,047
2.40%, 3/15/2030	753,000	695,689
3.05%, 10/15/2027	300,000	294,504
3.40%, 3/15/2051 (a)	200,000	135,250
4.38%, 10/15/2028	807,000	806,588
4.50%, 9/15/2030	355,000	353,892
4.80%, 8/15/2038	779,000	731,933
4.80%, 7/15/2046	400,000	345,276
4.88%, 9/15/2032	250,000	249,740
4.90%, 12/15/2048	552,000	478,766
5.00%, 5/15/2029	660,000	671,920
5.25%, 2/15/2034	508,000	514,294
5.25%, 1/15/2036	350,000	350,507
5.40%, 3/15/2033 (a)	405,000	416,376
5.60%, 2/15/2054	1,138,000	1,077,265
6.00%, 1/15/2056 (a)	265,000	265,686
Cigna Holding Co. 5.38%, 2/15/2042	115,000	107,233
City of Hope Series 2013, 5.62%, 11/15/2043	145,000	142,097
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	200,000	167,002
CommonSpirit Health:
2.78%, 10/1/2030	325,000	299,660
AGM, 3.82%, 10/1/2049	200,000	147,618
3.91%, 10/1/2050	200,000	147,262
4.19%, 10/1/2049	440,000	340,996
4.35%, 9/1/2030	210,000	207,043
4.35%, 11/1/2042	945,000	810,791
Security Description	Principal Amount	Value
4.83%, 9/1/2035	$350,000	$340,648
4.98%, 9/1/2035	210,000	205,036
5.32%, 12/1/2034	400,000	401,052
5.66%, 9/1/2055 (a)	200,000	191,314
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	485,000	307,868
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	250,000	178,890
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	200,000	137,298
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	306,000	237,104
Dignity Health 5.27%, 11/1/2064	200,000	178,258
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	200,000	157,176
Elevance Health, Inc.:
2.25%, 5/15/2030	404,000	368,072
2.55%, 3/15/2031	638,000	575,572
2.88%, 9/15/2029 (a)	503,000	476,547
3.13%, 5/15/2050	200,000	128,148
3.60%, 3/15/2051	473,000	328,158
3.65%, 12/1/2027	498,000	492,378
3.70%, 9/15/2049	287,000	204,143
4.00%, 9/15/2028	230,000	227,965
4.10%, 3/1/2028	367,700	365,365
4.55%, 3/1/2048	437,000	361,128
4.55%, 5/15/2052	334,000	269,221
4.60%, 9/15/2032 (a)	250,000	246,040
4.63%, 5/15/2042	381,000	333,699
4.65%, 1/15/2043	352,000	304,726
4.65%, 8/15/2044	339,000	290,503
4.75%, 2/15/2030 (a)	245,000	246,561
4.95%, 11/1/2031	413,000	415,441
5.00%, 1/15/2036 (a)	145,000	142,043
5.13%, 2/15/2053	222,000	194,976
5.20%, 2/15/2035 (a)	455,000	454,418
5.38%, 6/15/2034	350,000	354,676
5.50%, 10/15/2032	179,000	184,490
5.70%, 2/15/2055	615,000	581,433
5.70%, 9/15/2055 (a)	250,000	238,710
5.85%, 11/1/2064	262,000	250,063
6.10%, 10/15/2052	300,000	301,161
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050 (a)	200,000	125,582
HCA, Inc.:
2.38%, 7/15/2031	300,000	265,056
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/2030	$960,000	$911,578
3.50%, 7/15/2051	477,000	314,992
3.63%, 3/15/2032	703,000	652,890
4.13%, 6/15/2029	692,000	682,789
4.30%, 11/15/2030	305,000	299,906
4.60%, 11/15/2032	425,000	413,550
4.63%, 3/15/2052	372,000	296,067
4.90%, 11/15/2035	210,000	203,141
5.13%, 6/15/2039	317,000	298,728
5.20%, 6/1/2028 (a)	400,000	406,016
5.25%, 6/15/2049	978,000	862,332
5.45%, 4/1/2031	190,000	194,815
5.45%, 9/15/2034	69,000	69,641
5.50%, 6/1/2033	200,000	203,904
5.50%, 6/15/2047	839,000	769,287
5.60%, 4/1/2034	205,000	209,330
5.63%, 9/1/2028	528,000	538,697
5.70%, 11/15/2055 (a)	155,000	144,176
5.75%, 3/1/2035	200,000	205,632
5.88%, 2/1/2029	414,000	425,869
5.90%, 6/1/2053	1,513,000	1,441,813
5.95%, 9/15/2054	503,000	483,121
6.00%, 4/1/2054	435,000	420,175
6.10%, 4/1/2064 (a)	325,000	313,797
Humana, Inc.:
2.15%, 2/3/2032 (a)	565,000	483,228
3.70%, 3/23/2029	321,000	312,118
4.63%, 12/1/2042	220,000	180,800
4.88%, 4/1/2030	100,000	99,676
5.38%, 4/15/2031	428,000	432,447
5.50%, 3/15/2053 (a)	300,000	259,866
5.75%, 3/1/2028	218,000	222,308
5.75%, 12/1/2028	200,000	205,064
5.95%, 3/15/2034	400,000	407,516
6.00%, 5/1/2055 (a)	300,000	277,350
Icon Investments Six DAC:
5.81%, 5/8/2027	250,000	251,202
6.00%, 5/8/2034 (a)	200,000	202,194
Iowa Health System Series 2020, 3.67%, 2/15/2050	208,000	154,284
IQVIA, Inc.:
5.70%, 5/15/2028	300,000	305,727
6.25%, 2/1/2029	533,000	554,187
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	305,000	240,688
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	401,000	256,937
Series 2019, 3.27%, 11/1/2049	555,000	381,030
4.15%, 5/1/2047	692,000	563,772
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	200,000	181,936
Security Description	Principal Amount	Value
4.35%, 4/1/2030	$350,000	$347,011
4.55%, 4/1/2032 (a)	250,000	246,720
4.70%, 2/1/2045 (a)	209,000	182,988
4.80%, 10/1/2034	458,000	446,092
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	200,000	136,310
Series 2020, 3.34%, 7/1/2060	270,000	174,439
Series 2017, 3.77%, 7/1/2048	500,000	380,640
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	257,000	162,362
Series 2016, 4.13%, 11/15/2052	100,000	80,108
Memorial Health Services 3.45%, 11/1/2049	200,000	140,806
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050 (a)	207,000	134,832
4.13%, 7/1/2052 (a)	224,000	179,175
Series 2015, 4.20%, 7/1/2055 (a)	100,000	80,719
Methodist Hospital Series 20A, 2.71%, 12/1/2050	276,000	168,669
Montefiore Obligated Group 4.29%, 9/1/2050	227,000	158,298
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	150,000	101,124
MyMichigan Health Series 2020, 3.41%, 6/1/2050	200,000	136,124
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	200,000	169,894
New York & Presbyterian Hospital:
4.02%, 8/1/2045	333,000	271,631
4.06%, 8/1/2056 (a)	300,000	232,530
Northwell Healthcare, Inc.:
3.98%, 11/1/2046 (a)	200,000	156,428
4.26%, 11/1/2047	436,000	353,526
Novant Health, Inc.:
2.64%, 11/1/2036	200,000	158,614
3.17%, 11/1/2051	226,000	147,745
3.32%, 11/1/2061 (a)	500,000	314,635
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	210,000	142,968
4.37%, 7/1/2047	200,000	169,778
4.78%, 7/1/2044	278,000	249,994
OhioHealth Corp.:
2.30%, 11/15/2031	350,000	311,787
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.83%, 11/15/2041	$200,000	$145,860
Orlando Health Obligated Group:
4.09%, 10/1/2048	220,000	177,041
5.48%, 10/1/2035	200,000	205,178
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	250,000	214,510
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	200,000	140,422
Presbyterian Healthcare Services 4.88%, 8/1/2052	200,000	175,590
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	300,000	174,741
Series I, 3.74%, 10/1/2047	220,000	163,544
Series A, 3.93%, 10/1/2048	200,000	152,746
5.37%, 10/1/2032	225,000	228,353
Queen's Health Systems 4.81%, 7/1/2052	200,000	176,574
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (a)	339,000	309,378
2.95%, 6/30/2030 (a)	285,000	267,019
4.20%, 6/30/2029	266,000	264,409
4.63%, 12/15/2029	409,000	411,937
6.40%, 11/30/2033	195,000	212,117
Rush System for Health Obligated Group Series 2020, 3.92%, 11/15/2029	195,000	191,744
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	205,000	125,897
Stanford Health Care Series 2018, 3.80%, 11/15/2048	360,000	275,119
Summa Health AGM, 3.51%, 11/15/2051	200,000	147,442
Sutter Health:
Series 20A, 2.29%, 8/15/2030	260,000	237,008
Series 20A, 3.16%, 8/15/2040	200,000	154,326
Series 20A, 3.36%, 8/15/2050	200,000	138,884
Series 2018, 4.09%, 8/15/2048	312,000	248,998
Series 2025, 5.54%, 8/15/2035	355,000	366,300
Texas Health Resources 2.33%, 11/15/2050	284,000	159,506
Toledo Hospital:
AGM, 5.75%, 11/15/2038	414,000	415,221
6.02%, 11/15/2048	200,000	189,282
Security Description	Principal Amount	Value
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	$200,000	$143,404
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	200,000	184,102
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	461,700	418,236
2.75%, 5/15/2040	325,000	236,083
2.88%, 8/15/2029	487,000	464,213
2.90%, 5/15/2050	339,000	211,133
2.95%, 10/15/2027	432,000	424,233
3.05%, 5/15/2041	610,000	452,034
3.25%, 5/15/2051	717,000	472,317
3.38%, 4/15/2027	502,000	497,387
3.50%, 8/15/2039	355,600	288,143
3.85%, 6/15/2028 (a)	626,000	621,461
3.88%, 12/15/2028	322,000	318,809
3.88%, 8/15/2059	401,000	279,517
3.95%, 10/15/2042	354,000	286,528
4.00%, 5/15/2029	547,000	541,284
4.20%, 5/15/2032	600,000	584,700
4.25%, 4/15/2047	200,000	160,444
4.25%, 6/15/2048	230,000	182,818
4.38%, 3/15/2042	205,000	176,585
4.40%, 6/15/2028	138,000	138,377
4.45%, 12/15/2048	420,000	342,636
4.50%, 4/15/2033	645,000	629,965
4.63%, 7/15/2035	201,000	194,476
4.65%, 1/15/2031	335,000	336,621
4.70%, 4/15/2029	404,000	407,684
4.75%, 5/15/2052	558,000	469,211
4.80%, 1/15/2030	500,000	505,575
4.90%, 4/15/2031	500,000	507,085
4.95%, 1/15/2032	350,000	353,773
5.00%, 4/15/2034	233,000	233,040
5.05%, 4/15/2053	878,000	772,341
5.15%, 7/15/2034	450,000	453,838
5.20%, 4/15/2063	550,000	479,138
5.25%, 2/15/2028	359,000	365,257
5.30%, 2/15/2030	515,000	529,920
5.30%, 6/15/2035	141,000	143,838
5.35%, 2/15/2033	764,000	784,315
5.38%, 4/15/2054	634,000	582,602
5.50%, 7/15/2044	506,000	487,683
5.50%, 4/15/2064	300,000	274,818
5.63%, 7/15/2054	746,000	710,095
5.70%, 10/15/2040	258,000	260,459
5.75%, 7/15/2064	255,000	242,770
5.88%, 2/15/2053	670,000	661,290
5.95%, 2/15/2041	200,000	205,930
5.95%, 6/15/2055	90,000	90,669
6.05%, 2/15/2063	1,043,000	1,041,801
6.50%, 6/15/2037	250,000	273,262
6.63%, 11/15/2037	221,000	243,929
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 2/15/2038	$674,600	$760,119
Universal Health Services, Inc.:
2.65%, 1/15/2032	200,000	174,106
4.63%, 10/15/2029	175,000	173,049
5.05%, 10/15/2034 (a)	275,000	263,018
UPMC 5.38%, 5/15/2043	200,000	192,860
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	200,000	126,948
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	225,000	142,308
Series 2018, 4.81%, 9/1/2048	200,000	171,946
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050 (a)	205,000	120,835
		80,872,386
HOME BUILDERS — 0.0% *
DR Horton, Inc.:
1.40%, 10/15/2027	310,000	296,961
4.85%, 10/15/2030	180,000	181,345
5.50%, 10/15/2035 (a)	300,000	304,458
Lennar Corp.:
4.75%, 11/29/2027	649,000	650,240
5.20%, 7/30/2030 (a)	145,000	146,543
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	210,000	209,656
NVR, Inc. 3.00%, 5/15/2030	400,000	376,632
PulteGroup, Inc.:
4.25%, 3/1/2031	75,000	73,246
4.90%, 3/1/2036	75,000	72,463
7.88%, 6/15/2032	210,000	240,410
Sekisui House U.S., Inc.:
3.97%, 8/6/2061	375,000	246,540
6.00%, 1/15/2043	201,000	183,390
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	230,000	229,142
5.60%, 6/15/2035 (a)	200,000	203,980
		3,415,006
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	200,000	195,696
3.50%, 11/15/2051	150,000	93,249
4.40%, 3/15/2029	200,000	195,432
		484,377
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	414,000	409,483
Security Description	Principal Amount	Value
Series MTN, 3.70%, 8/1/2047	$200,000	$154,490
4.20%, 5/1/2030	240,000	240,211
4.60%, 3/1/2028	200,000	202,672
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	200,000	176,574
2.60%, 4/15/2030	300,000	278,424
3.13%, 12/1/2049	420,000	265,969
4.15%, 3/15/2047	296,000	228,518
4.38%, 5/15/2028	350,000	350,371
4.38%, 6/15/2045	200,000	163,322
4.65%, 5/15/2033 (a)	300,000	294,915
Haleon U.S. Capital LLC:
3.63%, 3/24/2032	925,000	871,239
4.00%, 3/24/2052	281,000	215,760
Kenvue, Inc.:
4.85%, 5/22/2032	500,000	504,865
5.20%, 3/22/2063	529,000	473,936
Procter & Gamble Co.:
1.20%, 10/29/2030 (a)	368,000	322,048
2.85%, 8/11/2027	387,000	381,717
3.00%, 3/25/2030 (a)	891,000	852,910
3.60%, 3/25/2050 (a)	332,000	250,590
4.05%, 5/1/2030	250,000	249,015
4.05%, 1/26/2033 (a)	435,000	428,588
4.10%, 11/3/2032 (a)	250,000	245,910
4.15%, 10/24/2029 (a)	190,000	191,129
4.35%, 1/29/2029	504,000	509,378
4.35%, 11/3/2035 (a)	250,000	242,373
4.55%, 10/24/2034 (a)	250,000	250,258
4.60%, 5/1/2035 (a)	250,000	248,865
Unilever Capital Corp.:
1.75%, 8/12/2031	289,000	253,069
2.90%, 5/5/2027	451,000	445,818
3.50%, 3/22/2028	678,000	670,888
4.25%, 8/12/2027	304,000	304,872
4.63%, 8/12/2034	179,000	176,974
		10,855,151
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 4.88%, 12/6/2028	285,000	287,827
Church & Dwight Co., Inc.:
5.00%, 6/15/2052 (a)	190,000	170,305
5.60%, 11/15/2032 (a)	368,000	386,904
Clorox Co.:
1.80%, 5/15/2030 (a)	955,000	854,171
3.10%, 10/1/2027	165,000	161,939
4.60%, 5/1/2032	198,000	196,285
Kimberly-Clark Corp.:
1.05%, 9/15/2027	416,000	398,811
3.20%, 7/30/2046	360,000	251,784
3.90%, 5/4/2047	200,000	154,178
3.95%, 11/1/2028	275,000	273,455
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 8/1/2037	$389,000	$440,815
		3,576,474
INSURANCE — 0.7%
ACE Capital Trust II 9.70%, 4/1/2030	200,000	234,848
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (c)	350,000	349,275
Aflac, Inc.:
3.60%, 4/1/2030	300,000	291,108
4.75%, 1/15/2049	200,000	171,994
Alleghany Corp.:
3.25%, 8/15/2051	585,000	384,842
3.63%, 5/15/2030	253,000	245,612
Allstate Corp.:
1.45%, 12/15/2030	404,000	350,781
5.05%, 6/24/2029	350,000	356,594
5.25%, 3/30/2033 (a)	390,000	398,432
5.95%, 4/1/2036	255,000	269,377
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	300,000	306,405
American Financial Group, Inc.:
4.50%, 6/15/2047	601,000	485,037
5.00%, 9/23/2035	125,000	120,004
American International Group, Inc.:
3.40%, 6/30/2030	300,000	286,173
3.88%, 1/15/2035	225,000	206,606
4.75%, 4/1/2048	405,000	350,580
4.85%, 5/7/2030	175,000	176,724
5.13%, 3/27/2033	888,000	896,640
5.45%, 5/7/2035	90,000	91,809
American National Group, Inc.:
5.00%, 6/15/2027	250,000	248,820
6.00%, 7/15/2035 (a)	200,000	194,742
Aon Corp.:
2.80%, 5/15/2030	517,000	481,870
3.75%, 5/2/2029	280,000	274,988
6.25%, 9/30/2040	220,000	234,769
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	200,000	178,476
2.85%, 5/28/2027	370,000	363,658
2.90%, 8/23/2051	268,000	162,786
Aon Global Ltd. 4.60%, 6/14/2044	297,000	251,431
Aon North America, Inc.:
5.15%, 3/1/2029	200,000	204,266
5.30%, 3/1/2031	503,000	513,623
5.45%, 3/1/2034	600,000	613,122
5.75%, 3/1/2054 (a)	538,000	518,132
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	400,000	368,932
Security Description	Principal Amount	Value
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	$160,000	$140,453
3.05%, 3/9/2052	300,000	184,773
3.50%, 5/20/2051	565,000	385,217
4.60%, 12/15/2027	262,000	262,786
4.85%, 12/15/2029	265,000	267,867
5.00%, 2/15/2032	165,000	165,383
5.15%, 2/15/2035	280,000	277,875
5.55%, 2/15/2055 (a)	465,000	433,636
5.75%, 7/15/2054	284,000	272,081
6.50%, 2/15/2034	160,000	172,854
Assurant, Inc.:
3.70%, 2/22/2030	285,000	273,281
5.55%, 2/15/2036	65,000	64,978
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/2028	200,000	207,026
Athene Holding Ltd.:
3.95%, 5/25/2051 (a)	281,000	190,139
4.13%, 1/12/2028	515,000	508,722
5.88%, 1/15/2034 (a)	200,000	199,160
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (a) (c)	200,000	184,538
6.65%, 2/1/2033	433,000	450,255
5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (a) (c)	400,000	373,812
AXA SA 8.60%, 12/15/2030	300,000	345,957
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (a)	228,000	208,994
2.85%, 10/15/2050	591,000	371,213
2.88%, 3/15/2032	200,000	185,146
3.85%, 3/15/2052	1,041,000	782,988
4.20%, 8/15/2048	342,000	278,638
4.25%, 1/15/2049	890,000	729,569
4.40%, 5/15/2042	303,000	271,055
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	550,500	501,054
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	200,000	112,004
5.63%, 5/15/2030 (a)	389,000	387,106
Brown & Brown, Inc.:
2.38%, 3/15/2031	300,000	264,261
4.20%, 3/17/2032	300,000	283,551
4.70%, 6/23/2028	225,000	225,684
4.90%, 6/23/2030 (a)	550,000	549,571
5.25%, 6/23/2032	200,000	199,834
5.55%, 6/23/2035	250,000	249,708
5.65%, 6/11/2034 (a)	125,000	126,114
6.25%, 6/23/2055 (a)	400,000	398,696
Chubb INA Holdings LLC:
4.35%, 11/3/2045	762,000	641,314
4.65%, 8/15/2029	175,000	176,839
4.90%, 8/15/2035	830,000	817,824
5.00%, 3/15/2034	487,000	489,980
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 5/11/2037	$356,400	$380,076
Series 1, 6.50%, 5/15/2038	290,000	321,851
Cincinnati Financial Corp. 6.13%, 11/1/2034	245,000	257,510
CNA Financial Corp.:
2.05%, 8/15/2030	200,000	177,926
3.90%, 5/1/2029	436,000	427,154
5.13%, 2/15/2034	205,000	202,226
5.20%, 8/15/2035	250,000	244,695
CNO Financial Group, Inc. 6.45%, 6/15/2034	300,000	309,186
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,826,000	1,809,712
3.90%, 4/5/2032	230,000	215,731
5.75%, 1/15/2034 (a)	315,000	323,077
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	311,000	314,458
Enstar Group Ltd. 3.10%, 9/1/2031	641,000	566,170
Equitable Holdings, Inc.:
4.35%, 4/20/2028	893,000	890,571
5.59%, 1/11/2033 (a)	200,000	204,126
Essent Group Ltd. 6.25%, 7/1/2029	260,000	268,752
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	200,000	120,586
3.50%, 10/15/2050	569,000	377,509
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	205,000	194,223
7.40%, 1/13/2028	230,000	234,244
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	182,000	169,819
4.85%, 4/17/2028	200,000	201,070
5.63%, 8/16/2032	300,000	307,953
5.75%, 5/20/2035	250,000	255,940
6.00%, 12/7/2033	302,000	315,584
6.10%, 3/15/2055	300,000	293,136
6.35%, 3/22/2054	295,000	296,876
6.50%, 5/20/2055	250,000	256,832
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	200,000	176,556
3.40%, 6/15/2030	356,000	334,832
First American Financial Corp.:
4.00%, 5/15/2030	262,000	250,155
5.45%, 9/30/2034	300,000	294,330
Globe Life, Inc.:
2.15%, 8/15/2030	421,000	378,113
4.55%, 9/15/2028	215,000	214,650
5.85%, 9/15/2034	200,000	206,218
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	210,000	190,533
Hartford Insurance Group, Inc.:
2.90%, 9/15/2051	220,000	136,541
3.60%, 8/19/2049	448,000	321,852
4.30%, 4/15/2043	214,000	179,916
Security Description	Principal Amount	Value
4.40%, 3/15/2048	$240,000	$198,449
Horace Mann Educators Corp. 4.70%, 10/1/2030	250,000	246,278
Jackson Financial, Inc. 4.00%, 11/23/2051	780,000	517,733
Kemper Corp.:
2.40%, 9/30/2030 (a)	155,000	135,400
3.80%, 2/23/2032	245,000	221,833
Lincoln National Corp.:
3.40%, 3/1/2032 (a)	514,000	466,147
3.80%, 3/1/2028 (a)	200,000	197,448
5.35%, 11/15/2035 (a)	145,000	141,210
Loews Corp.:
3.20%, 5/15/2030	230,000	218,571
4.94%, 4/1/2036	500,000	488,605
Manulife Financial Corp.:
4.99%, 12/11/2035	200,000	195,662
5.38%, 3/4/2046	311,000	295,462
Markel Group, Inc.:
3.35%, 9/17/2029	255,000	244,364
5.00%, 5/20/2049	345,000	295,468
6.00%, 5/16/2054	285,000	277,026
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	308,000	278,561
4.20%, 3/1/2048	378,000	302,287
4.35%, 1/30/2047	200,000	163,118
4.38%, 3/15/2029	573,000	574,014
4.55%, 11/8/2027	400,000	401,872
4.75%, 3/15/2039	174,000	163,487
4.85%, 11/15/2031	350,000	352,842
4.90%, 3/15/2049	949,000	836,733
4.95%, 3/15/2036	375,000	371,374
5.00%, 3/15/2035	750,000	747,082
5.35%, 11/15/2044	200,000	189,264
5.40%, 3/15/2055	619,000	580,424
5.45%, 3/15/2054 (a)	428,000	402,782
5.75%, 11/1/2032	116,000	122,207
MetLife, Inc.:
4.05%, 3/1/2045 (a)	283,500	227,497
4.55%, 3/23/2030 (a)	635,000	638,651
4.72%, 12/15/2044	200,000	174,064
4.88%, 11/13/2043	477,000	426,233
5.00%, 7/15/2052	707,000	624,422
5.25%, 1/15/2054 (a)	470,000	431,545
5.30%, 12/15/2034 (a)	430,000	439,993
5.38%, 7/15/2033 (a)	287,000	296,643
5.70%, 6/15/2035 (a)	357,000	373,879
5.88%, 2/6/2041	322,000	329,113
PartnerRe Finance B LLC 3.70%, 7/2/2029	366,000	355,939
Primerica, Inc. 2.80%, 11/19/2031	308,000	275,611
Principal Financial Group, Inc.:
3.70%, 5/15/2029	434,000	423,410
4.35%, 5/15/2043	200,000	167,116
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 9/15/2042	$180,000	$156,960
5.38%, 3/15/2033	108,000	110,333
6.05%, 10/15/2036	212,000	225,875
Progressive Corp.:
3.20%, 3/26/2030	674,000	644,600
3.70%, 3/15/2052	200,000	145,214
4.13%, 4/15/2047	498,000	397,050
4.20%, 3/15/2048	455,000	364,623
4.35%, 4/25/2044	238,000	200,503
4.60%, 3/26/2031	135,000	135,277
5.15%, 3/26/2036	225,000	225,554
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030	200,000	184,140
Series MTN, 3.70%, 3/13/2051	434,000	310,262
3.91%, 12/7/2047	437,000	329,874
3.94%, 12/7/2049	1,208,000	899,646
Series MTN, 4.35%, 2/25/2050	244,000	195,490
Series MTN, 4.42%, 3/27/2048	522,000	425,153
Series MTN, 4.60%, 5/15/2044	300,000	258,498
5.20%, 3/14/2035 (a)	155,000	156,172
Series D, 5.70%, 12/14/2036 (a)	600,000	622,476
Series MTN, 6.63%, 6/21/2040	200,000	220,494
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	200,000	207,118
Prudential Funding Asia PLC 3.13%, 4/14/2030	300,000	285,429
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	208,000	203,366
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (a) (c)	300,000	298,569
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029 (a)	200,000	193,926
5.80%, 4/1/2035	250,000	255,008
RLI Corp. 5.38%, 6/1/2036	500,000	481,560
Selective Insurance Group, Inc. 5.90%, 4/15/2035 (a)	200,000	206,136
Travelers Cos., Inc.:
3.05%, 6/8/2051	200,000	128,750
3.75%, 5/15/2046	200,000	152,356
4.00%, 5/30/2047	158,000	123,652
4.05%, 3/7/2048	285,000	225,056
4.10%, 3/4/2049	200,000	158,040
5.05%, 7/24/2035	55,000	55,071
5.35%, 11/1/2040	374,000	370,245
5.70%, 7/24/2055 (a)	440,000	436,889
Series MTN, 6.25%, 6/15/2037	226,000	246,767
Security Description	Principal Amount	Value
6.75%, 6/20/2036	$354,000	$399,634
Unum Group:
4.00%, 6/15/2029	150,000	147,078
5.25%, 12/15/2035	235,000	229,541
5.75%, 8/15/2042	200,000	194,716
6.00%, 6/15/2054 (a)	105,000	99,332
W.R. Berkley Corp.:
3.15%, 9/30/2061	200,000	116,824
4.75%, 8/1/2044	200,000	175,740
Willis North America, Inc.:
2.95%, 9/15/2029	408,000	386,339
4.50%, 9/15/2028	418,500	418,102
4.55%, 3/15/2031	280,000	276,270
4.65%, 6/15/2027	200,000	200,352
5.05%, 9/15/2048	200,000	173,670
5.15%, 3/15/2036	180,000	175,586
5.90%, 3/5/2054 (a)	350,000	339,759
XL Group Ltd. 5.25%, 12/15/2043	215,000	198,092
		65,392,067
INTERNET — 0.7%
Airbnb, Inc.:
4.40%, 3/16/2029	150,000	149,792
4.65%, 3/16/2031	165,000	164,703
5.25%, 3/16/2036	210,000	209,819
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	210,000	154,459
3.15%, 2/9/2051	464,000	309,957
3.25%, 2/9/2061	200,000	127,504
3.40%, 12/6/2027 (a)	497,000	490,897
4.00%, 12/6/2037	525,000	475,760
4.20%, 12/6/2047	233,000	191,556
4.40%, 12/6/2057 (a)	400,000	326,768
4.88%, 5/26/2030 (a)	359,000	366,830
5.25%, 5/26/2035 (a)	385,000	395,795
5.63%, 11/26/2054 (a)	600,000	597,720
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	509,000	488,497
1.10%, 8/15/2030 (a)	834,500	734,060
2.05%, 8/15/2050 (a)	696,000	373,181
3.70%, 2/15/2029	320,000	317,258
3.88%, 11/15/2028	430,000	428,650
4.00%, 5/15/2030	415,000	412,016
4.10%, 11/15/2030	535,000	531,180
4.10%, 2/15/2031	750,000	744,652
4.38%, 11/15/2032	440,000	437,342
4.40%, 2/15/2033	2,210,000	2,181,690
4.50%, 5/15/2035 (a)	500,000	491,675
4.70%, 11/15/2035	605,000	597,928
4.80%, 2/15/2036	2,470,000	2,458,317
5.25%, 5/15/2055	400,000	377,480
5.35%, 11/15/2045	750,000	731,992
5.45%, 11/15/2055	665,000	643,221
5.50%, 2/15/2046	475,000	471,195
5.65%, 2/15/2056	415,000	413,348
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 11/15/2075	$825,000	$798,930
5.75%, 2/15/2066	375,000	371,333
Amazon.com, Inc.:
1.20%, 6/3/2027	529,000	512,173
1.65%, 5/12/2028	200,000	190,324
2.10%, 5/12/2031	814,000	729,043
2.50%, 6/3/2050	554,000	322,461
2.70%, 6/3/2060	723,000	393,977
2.88%, 5/12/2041	610,000	450,833
3.10%, 5/12/2051	991,000	646,509
3.15%, 8/22/2027	1,323,000	1,307,045
3.25%, 5/12/2061	600,000	371,154
3.30%, 4/13/2027	320,000	317,731
3.45%, 4/13/2029	400,000	392,084
3.60%, 4/13/2032	306,000	291,489
3.85%, 3/13/2028	290,000	288,820
3.88%, 8/22/2037	1,326,000	1,193,559
3.90%, 11/20/2028	1,285,000	1,279,038
4.00%, 3/13/2029	1,105,000	1,099,199
4.05%, 8/22/2047	1,072,000	856,099
4.10%, 11/20/2030	450,000	444,776
4.25%, 3/13/2031	520,000	516,043
4.25%, 8/22/2057	651,000	506,693
4.35%, 3/20/2033	500,000	490,710
4.55%, 12/1/2027	239,000	241,091
4.55%, 3/13/2033	535,000	529,827
4.65%, 12/1/2029	974,000	988,337
4.65%, 11/20/2035	1,000,000	979,220
4.70%, 12/1/2032 (a)	379,000	383,055
4.80%, 12/5/2034 (a)	801,000	809,266
4.88%, 3/13/2036	3,555,000	3,521,867
5.45%, 11/20/2055	1,000,000	955,550
5.55%, 11/20/2065	500,000	471,375
5.65%, 3/13/2046	315,000	313,967
5.80%, 3/13/2056	3,555,000	3,546,326
5.95%, 3/13/2066	240,000	240,598
6.05%, 3/13/2076	340,000	337,929
Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,915
AppLovin Corp.:
5.13%, 12/1/2029	250,000	251,230
5.38%, 12/1/2031	400,000	403,768
5.50%, 12/1/2034 (a)	500,000	495,875
Baidu, Inc. 3.43%, 4/7/2030 (a)	200,000	192,856
Booking Holdings, Inc. 3.55%, 3/15/2028	311,000	307,184
eBay, Inc.:
2.60%, 5/10/2031	160,000	144,418
2.70%, 3/11/2030	260,000	242,174
3.60%, 6/5/2027	482,000	477,725
4.25%, 3/6/2029	100,000	99,517
5.13%, 11/6/2035 (a)	500,000	493,140
6.30%, 11/22/2032 (a)	200,000	215,536
Security Description	Principal Amount	Value
Expedia Group, Inc.:
2.95%, 3/15/2031	$267,000	$244,727
3.25%, 2/15/2030 (a)	602,000	569,348
3.80%, 2/15/2028	300,000	296,025
JD.com, Inc. 3.38%, 1/14/2030	200,000	193,354
Meta Platforms, Inc.:
3.50%, 8/15/2027	1,029,000	1,022,219
3.85%, 8/15/2032 (a)	1,100,000	1,049,224
4.20%, 11/15/2030	1,265,000	1,251,958
4.30%, 8/15/2029 (a)	395,000	396,339
4.45%, 8/15/2052	1,011,000	794,464
4.60%, 5/15/2028 (a)	550,000	556,017
4.60%, 11/15/2032	385,000	381,004
4.65%, 8/15/2062	428,000	331,212
4.75%, 8/15/2034	1,165,000	1,151,358
4.88%, 11/15/2035	750,000	735,607
4.95%, 5/15/2033 (a)	870,000	876,777
5.40%, 8/15/2054	1,315,000	1,190,811
5.50%, 11/15/2045	1,975,000	1,870,266
5.55%, 8/15/2064	1,053,000	945,752
5.60%, 5/15/2053	945,000	881,647
5.63%, 11/15/2055	800,000	749,360
5.75%, 5/15/2063	562,000	521,564
5.75%, 11/15/2065	1,600,000	1,483,904
Netflix, Inc.:
4.88%, 4/15/2028	940,000	952,173
4.90%, 8/15/2034 (a)	425,000	428,268
5.40%, 8/15/2054 (a)	210,000	203,179
Tencent Music Entertainment Group 2.00%, 9/3/2030	345,000	311,221
Uber Technologies, Inc.:
4.15%, 1/15/2031	325,000	317,788
4.30%, 1/15/2030	500,000	495,655
4.80%, 9/15/2034 (a)	505,000	493,905
4.80%, 9/15/2035 (a)	110,000	106,830
5.35%, 9/15/2054 (a)	270,000	248,219
VeriSign, Inc.:
2.70%, 6/15/2031	275,000	246,065
4.75%, 7/15/2027 (a)	165,000	164,952
5.25%, 6/1/2032	500,000	504,245
Weibo Corp. 3.38%, 7/8/2030 (a)	336,000	315,850
		69,493,298
INVESTMENT COMPANY SECURITIES — 0.2%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	125,000	123,490
5.70%, 1/23/2031 (a) (b)	250,000	244,340
5.88%, 8/30/2030	100,000	98,380
6.70%, 7/29/2031 (a)	613,000	621,049
6.90%, 4/13/2029	200,000	204,650
ARES Capital Corp.:
5.10%, 1/15/2031	250,000	240,428
5.25%, 4/12/2031	245,000	236,851
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 9/1/2030	$884,000	$868,371
5.80%, 3/8/2032 (a)	200,000	197,238
5.95%, 7/15/2029	263,000	264,454
ARES Strategic Income Fund:
4.85%, 1/15/2029 (b)	230,000	222,990
5.15%, 1/15/2031 (b)	414,000	390,936
5.55%, 4/15/2031 (a) (b)	200,000	191,686
5.70%, 3/15/2028	200,000	199,830
5.80%, 9/9/2030 (b)	175,000	170,394
6.20%, 3/21/2032	200,000	196,100
6.35%, 8/15/2029 (a)	275,000	276,408
Bain Capital Specialty Finance, Inc.:
5.95%, 3/15/2030 (a)	250,000	241,998
5.95%, 3/1/2031	500,000	478,475
Barings BDC, Inc. 5.20%, 9/15/2028	335,000	327,379
Barings Private Credit Corp. 6.15%, 6/11/2030 (a) (b)	450,000	435,613
Blackstone Private Credit Fund:
4.00%, 1/15/2029	214,000	201,297
5.05%, 9/10/2030 (a)	415,000	391,685
5.35%, 3/12/2031	250,000	237,570
5.60%, 11/22/2029	320,000	311,238
5.95%, 7/16/2029	250,000	246,345
6.00%, 1/29/2032	400,000	387,920
6.00%, 11/22/2034 (a)	200,000	187,060
7.30%, 11/27/2028	258,000	263,826
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	225,000	209,309
5.13%, 1/31/2031 (a)	500,000	479,220
5.25%, 9/4/2029 (a)	500,000	490,045
5.88%, 11/15/2027	165,000	165,622
Blue Owl Capital Corp.:
2.88%, 6/11/2028	290,000	269,619
3.13%, 4/13/2027	225,000	218,423
5.95%, 3/15/2029 (a)	345,000	341,029
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	200,000	193,110
6.60%, 9/15/2029	300,000	298,692
6.65%, 3/15/2031 (a)	225,000	222,093
7.75%, 9/16/2027	200,000	202,932
7.75%, 1/15/2029 (a)	260,000	265,717
Blue Owl Technology Finance Corp.:
6.10%, 3/15/2028 (a)	270,000	267,038
6.13%, 1/23/2031 (a)	125,000	117,716
6.75%, 4/4/2029 (a)	330,000	324,783
Capital Southwest Corp. 5.95%, 9/18/2030	200,000	196,272
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (a)	200,000	201,228
Goldman Sachs BDC, Inc.:
5.10%, 1/28/2029	250,000	242,983
Security Description	Principal Amount	Value
5.65%, 9/9/2030 (a)	$320,000	$307,818
Goldman Sachs Private Credit Corp.:
5.05%, 2/23/2028 (b)	65,000	64,109
5.88%, 5/6/2028 (a) (b)	155,000	154,690
5.88%, 1/31/2031 (b)	415,000	402,936
6.25%, 5/6/2030 (b)	387,000	382,557
Golub Capital BDC, Inc. 6.00%, 7/15/2029 (a)	143,000	142,581
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (b)	200,000	197,348
5.60%, 4/15/2031 (b)	250,000	238,630
5.88%, 5/1/2030	215,000	211,025
HA Sustainable Infrastructure Capital, Inc.:
6.00%, 3/15/2036	200,000	193,732
6.15%, 1/15/2031 (a)	500,000	508,840
6.38%, 7/1/2034	321,000	322,916
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (b)	500,000	487,040
5.15%, 4/2/2029 (b)	75,000	72,877
5.30%, 6/5/2027 (b)	65,000	64,698
5.45%, 1/14/2028	210,000	208,412
5.45%, 11/15/2030 (b)	300,000	286,944
5.65%, 4/2/2031 (b)	125,000	119,918
5.85%, 6/5/2030 (b)	250,000	243,840
5.95%, 4/14/2032	200,000	193,286
Main Street Capital Corp.:
5.40%, 8/15/2028 (a)	145,000	144,085
6.50%, 6/4/2027 (a)	125,000	126,176
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (a)	265,000	267,729
MSD Investment Corp. 6.13%, 2/5/2031 (a) (b)	250,000	242,305
New Mountain Finance Corp. 6.20%, 10/15/2027 (a)	200,000	199,294
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (a) (b)	120,000	116,900
5.75%, 2/1/2030	150,000	143,913
Oaktree Specialty Lending Corp. 6.34%, 2/27/2030 (a)	200,000	194,948
Oaktree Strategic Credit Fund:
6.50%, 7/23/2029 (a)	200,000	200,728
8.40%, 11/14/2028	200,000	209,910
Sixth Street Lending Partners 6.13%, 7/15/2030 (a)	308,000	306,512
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030 (a)	214,000	209,900
		20,330,429
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.55%, 11/29/2027	$578,000	$595,710
6.75%, 3/1/2041	200,000	212,760
6.80%, 11/29/2032 (a)	325,000	358,771
7.00%, 10/15/2039	280,000	304,839
Gerdau Trade, Inc. 5.75%, 6/9/2035	590,000	597,422
Nucor Corp.:
3.13%, 4/1/2032	201,000	185,063
3.95%, 5/1/2028 (a)	473,000	469,812
4.30%, 5/23/2027	165,000	165,256
5.10%, 6/1/2035 (a)	500,000	505,060
Reliance, Inc. 2.15%, 8/15/2030	250,000	224,520
Steel Dynamics, Inc.:
1.65%, 10/15/2027	200,000	191,990
3.25%, 1/15/2031	210,000	196,902
3.25%, 10/15/2050	200,000	130,636
3.45%, 4/15/2030	200,000	191,238
4.00%, 12/15/2028	190,000	188,117
5.25%, 5/15/2035 (a)	255,000	255,268
5.75%, 5/15/2055	195,000	187,777
Vale Overseas Ltd.:
3.75%, 7/8/2030	566,000	538,368
6.13%, 6/12/2033	500,000	519,645
6.40%, 6/28/2054 (a)	340,000	342,778
6.88%, 11/10/2039	220,000	242,308
8.25%, 1/17/2034	220,000	256,779
		6,861,019
IT SERVICES — 0.2%
Accenture Capital, Inc.:
3.90%, 10/4/2027	590,000	589,050
4.05%, 10/4/2029	495,000	491,372
4.25%, 10/4/2031	165,000	163,043
4.50%, 10/4/2034	160,000	154,766
Apple, Inc.:
4.00%, 5/10/2028	785,000	786,028
4.20%, 5/12/2030 (a)	500,000	502,440
4.30%, 5/10/2033 (a)	520,000	521,170
4.50%, 5/12/2032 (a)	510,000	517,018
4.75%, 5/12/2035 (a)	300,000	304,554
4.85%, 5/10/2053 (a)	255,000	234,508
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	250,000	255,143
5.95%, 4/15/2035 (a)	200,000	201,546
CGI, Inc. 4.95%, 3/14/2030	367,000	368,446
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	470,000	350,573
3.45%, 12/15/2051 (a)	200,000	135,192
4.15%, 2/15/2029	290,000	287,390
4.35%, 2/1/2030	434,000	429,478
4.50%, 2/15/2031	455,000	448,894
Security Description	Principal Amount	Value
4.75%, 4/1/2028	$250,000	$251,738
4.75%, 10/6/2032	290,000	285,769
4.85%, 2/1/2035 (a)	250,000	241,785
5.00%, 4/1/2030	180,000	182,162
5.10%, 2/15/2036 (a)	500,000	488,780
5.30%, 4/1/2032 (a)	125,000	126,973
5.40%, 4/15/2034 (a)	485,000	489,326
5.50%, 4/1/2035	200,000	202,438
Gartner, Inc.:
4.95%, 3/20/2031	380,000	370,580
5.60%, 11/20/2035 (a)	200,000	189,308
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	125,000	124,291
4.15%, 9/15/2028	110,000	109,113
4.40%, 9/25/2027	529,000	528,249
4.40%, 10/15/2030	455,000	446,428
4.50%, 3/23/2028	250,000	250,025
4.55%, 10/15/2029	450,000	447,723
4.60%, 3/23/2029	175,000	174,748
4.85%, 10/15/2031 (a)	368,000	365,457
5.00%, 10/15/2034	685,000	662,635
5.25%, 7/1/2028	325,000	330,015
5.25%, 4/1/2033	290,000	288,257
5.60%, 10/15/2054 (a)	250,000	223,720
HP, Inc. 5.40%, 4/25/2030	130,000	132,714
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2029	391,000	393,369
4.90%, 2/5/2034	200,000	197,354
5.25%, 2/5/2044	450,000	412,996
International Business Machines Corp.:
4.00%, 2/3/2029	125,000	123,711
4.30%, 2/3/2031	250,000	246,328
4.60%, 2/3/2033	175,000	171,672
4.65%, 2/10/2028	500,000	503,130
4.80%, 2/10/2030	525,000	530,476
4.95%, 2/3/2036	350,000	340,994
5.00%, 2/10/2032	500,000	504,180
5.20%, 2/10/2035 (a)	450,000	452,101
5.70%, 2/10/2055 (a)	500,000	471,935
5.80%, 2/3/2056	205,000	196,128
Leidos, Inc.:
4.10%, 3/15/2029	40,000	39,575
5.00%, 3/15/2036 (a)	189,000	182,704
5.40%, 3/15/2032 (a)	270,000	274,973
5.50%, 3/15/2035 (a)	335,000	340,203
NetApp, Inc. 5.50%, 3/17/2032	175,000	178,859
		19,213,533
LEISURE TIME — 0.0% *
Polaris, Inc. 5.60%, 3/1/2031	310,000	307,278
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Royal Caribbean Cruises Ltd.:
4.75%, 5/15/2033	$500,000	$482,765
5.25%, 2/27/2038	250,000	237,703
5.38%, 1/15/2036 (a)	405,000	398,042
		1,425,788
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	275,000	263,447
3.70%, 1/15/2031	155,000	145,385
5.85%, 8/1/2034 (a)	200,000	201,348
Hyatt Hotels Corp.:
4.38%, 9/15/2028	206,000	204,486
5.05%, 3/30/2028	131,000	132,351
5.38%, 12/15/2031 (a)	520,000	527,223
5.40%, 12/15/2035 (a)	210,000	205,735
5.75%, 3/30/2032 (a)	125,000	128,377
Las Vegas Sands Corp.:
3.90%, 8/8/2029	200,000	192,956
5.63%, 6/15/2028	475,000	481,104
6.00%, 6/14/2030	250,000	257,162
6.20%, 8/15/2034	200,000	205,280
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	390,000	337,124
Series HH, 2.85%, 4/15/2031	371,000	339,773
Series X, 4.00%, 4/15/2028 (a)	248,000	246,103
4.20%, 7/15/2027	100,000	99,850
4.50%, 10/15/2031 (a)	350,000	345,877
4.50%, 5/1/2033 (a)	155,000	149,614
Series FF, 4.63%, 6/15/2030	304,000	304,167
4.80%, 3/15/2030	200,000	201,700
4.88%, 5/15/2029	200,000	202,156
5.00%, 10/15/2027	333,000	336,040
5.10%, 4/15/2032	320,000	325,133
5.10%, 5/1/2038	200,000	190,074
5.25%, 10/15/2035 (a)	200,000	198,854
5.35%, 3/15/2035	200,000	201,206
5.50%, 4/15/2037	306,000	304,874
5.55%, 10/15/2028	540,000	554,121
Sands China Ltd.:
2.85%, 3/8/2029	336,000	316,297
3.25%, 8/8/2031	220,000	198,420
5.40%, 8/8/2028	510,000	512,861
		8,309,098
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 3.60%, 8/12/2027	200,000	198,980
3.70%, 1/10/2028	200,000	198,928
Security Description	Principal Amount	Value
3.75%, 2/23/2029	$500,000	$493,715
3.95%, 11/14/2028	450,000	447,682
Series K, 4.10%, 8/15/2028	275,000	274,725
4.15%, 1/8/2031	300,000	297,138
4.38%, 8/16/2029	195,000	195,751
4.40%, 10/15/2027	250,000	251,170
4.40%, 3/3/2028	500,000	502,525
4.60%, 11/15/2027	300,000	302,637
4.70%, 11/15/2029 (a)	450,000	456,408
4.80%, 1/8/2030	100,000	102,324
4.85%, 2/27/2029	445,000	452,997
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	145,000	137,525
3.25%, 9/19/2049	428,000	297,319
3.80%, 8/15/2042	200,000	164,992
5.20%, 5/15/2035 (a)	500,000	511,925
5.20%, 5/27/2041	326,000	322,662
6.05%, 8/15/2036 (a)	295,000	322,556
GE Vernova, Inc.:
4.25%, 2/4/2031 (a)	470,000	464,205
4.88%, 2/4/2036 (a)	270,000	267,575
5.50%, 2/4/2056	185,000	177,898
Vertiv Holdings Co.:
4.85%, 3/15/2036	165,000	160,425
5.65%, 3/15/2046	215,000	204,669
5.80%, 3/15/2056	355,000	340,924
5.95%, 3/15/2066	215,000	205,761
		7,753,416
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.80%, 3/21/2034 (a)	200,000	204,466
CNH Industrial Capital LLC:
4.38%, 3/7/2031	200,000	195,336
4.50%, 10/16/2030 (a)	200,000	197,570
4.75%, 3/21/2028	225,000	226,217
5.10%, 4/20/2029	300,000	303,930
5.50%, 1/12/2029 (a)	399,000	408,943
Deere & Co.:
3.75%, 4/15/2050	200,000	152,688
5.45%, 1/16/2035	250,000	259,543
Deere Funding Canada Corp. 4.15%, 10/9/2030	230,000	227,001
Dover Corp.:
5.38%, 10/15/2035	263,000	273,691
5.38%, 3/1/2041	320,000	320,358
Flowserve Corp.:
2.80%, 1/15/2032	447,000	394,531
3.50%, 10/1/2030	200,000	188,200
IDEX Corp.:
3.00%, 5/1/2030	200,000	188,016
4.95%, 9/1/2029	250,000	252,745
Ingersoll Rand, Inc.:
5.20%, 6/15/2027	390,000	393,463
5.40%, 8/14/2028	351,000	358,978
5.45%, 6/15/2034	460,000	469,476
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 8/14/2033	$200,000	$207,722
John Deere Capital Corp.:
1.45%, 1/15/2031	320,000	280,925
Series MTN, 1.50%, 3/6/2028	305,000	290,775
Series MTN, 2.80%, 9/8/2027	200,000	196,408
Series MTN, 2.80%, 7/18/2029	495,000	473,205
Series MTN, 3.05%, 1/6/2028	250,000	245,783
Series MTN, 3.45%, 3/7/2029	257,000	252,125
Series I, 3.90%, 3/9/2029	200,000	198,522
Series MTN, 4.15%, 9/15/2027	310,000	310,555
Series I, 4.20%, 3/10/2031	105,000	103,959
Series I, 4.25%, 6/5/2028	400,000	401,504
Series MTN, 4.38%, 10/15/2030	375,000	374,378
4.40%, 9/8/2031	225,000	224,539
4.50%, 1/16/2029	848,000	855,929
Series I, 4.55%, 6/5/2030 (a)	500,000	503,275
4.65%, 1/7/2028	210,000	211,919
Series MTN, 4.70%, 6/10/2030	464,000	470,292
Series MTN, 4.85%, 6/11/2029	500,000	509,045
Series MTN, 4.90%, 6/11/2027	325,000	328,149
Series MTN, 4.95%, 7/14/2028	520,000	530,093
Series MTN, 5.05%, 6/12/2034 (a)	500,000	507,330
Series MTN, 5.10%, 4/11/2034	950,000	966,634
Series I, 5.15%, 9/8/2033 (a)	300,000	309,291
Nordson Corp. 4.50%, 12/15/2029	400,000	399,188
nVent Finance SARL 5.65%, 5/15/2033	375,000	385,147
Otis Worldwide Corp.:
2.57%, 2/15/2030	500,000	464,125
3.11%, 2/15/2040	433,000	328,933
3.36%, 2/15/2050	205,000	140,033
5.13%, 11/19/2031	209,000	213,625
5.13%, 9/4/2035 (a)	155,000	154,515
5.25%, 8/16/2028 (a)	362,000	369,443
Regal Rexnord Corp.:
6.05%, 4/15/2028	200,000	205,136
6.40%, 4/15/2033	628,000	663,281
Rockwell Automation, Inc.:
1.75%, 8/15/2031	150,000	130,329
4.20%, 3/1/2049	285,000	231,329
Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	$721,151	$723,149
5.50%, 5/29/2035	250,000	255,583
Xylem, Inc.:
1.95%, 1/30/2028	386,000	370,344
4.38%, 11/1/2046	327,000	271,099
		19,072,768
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	200,000	186,876
2.30%, 2/1/2032 (a)	275,000	235,691
2.80%, 4/1/2031	800,000	717,992
3.50%, 6/1/2041	588,000	412,117
3.50%, 3/1/2042	520,000	355,701
3.70%, 4/1/2051	800,000	495,848
3.75%, 2/15/2028	200,000	196,486
3.85%, 4/1/2061	941,000	549,892
3.90%, 6/1/2052	726,000	461,787
3.95%, 6/30/2062	325,000	191,315
4.20%, 3/15/2028	260,000	257,556
4.40%, 12/1/2061	673,000	433,129
4.80%, 3/1/2050	902,000	668,986
5.13%, 7/1/2049	376,000	288,542
5.25%, 4/1/2053	480,000	376,214
5.38%, 4/1/2038	415,000	372,317
5.38%, 5/1/2047	200,000	160,882
5.75%, 4/1/2048	889,000	743,106
5.85%, 12/1/2035	889,000	873,674
6.10%, 6/1/2029	319,000	330,385
6.38%, 10/23/2035	555,000	564,990
6.48%, 10/23/2045	1,187,000	1,093,358
6.55%, 6/1/2034	400,000	415,020
6.65%, 2/1/2034	420,000	437,942
6.70%, 12/1/2055 (a)	325,000	310,703
6.83%, 10/23/2055	200,000	189,960
Comcast Corp.:
1.95%, 1/15/2031	741,000	657,578
2.45%, 8/15/2052	265,000	137,750
2.65%, 2/1/2030	399,000	373,683
2.80%, 1/15/2051	435,000	248,846
2.89%, 11/1/2051	1,138,000	657,753
2.94%, 11/1/2056	1,810,000	1,004,912
2.99%, 11/1/2063	975,000	517,101
3.15%, 2/15/2028	554,000	543,524
3.20%, 7/15/2036 (a)	375,000	314,389
3.25%, 11/1/2039	860,000	662,148
3.40%, 7/15/2046	550,000	375,039
3.45%, 2/1/2050	727,000	476,105
3.55%, 5/1/2028	436,000	429,713
3.75%, 4/1/2040	300,000	242,985
3.90%, 3/1/2038	416,000	357,502
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.97%, 11/1/2047	$630,000	$463,863
4.00%, 3/1/2048	205,000	150,860
4.00%, 11/1/2049	598,000	433,699
4.15%, 10/15/2028	1,351,000	1,345,691
4.20%, 8/15/2034	175,000	164,705
4.25%, 10/15/2030	393,000	388,661
4.25%, 1/15/2033	704,000	680,057
4.40%, 8/15/2035	90,000	84,906
4.55%, 1/15/2029	591,000	595,515
4.60%, 10/15/2038 (a)	419,000	382,974
4.60%, 8/15/2045	177,000	147,576
4.65%, 2/15/2033 (a)	290,000	287,132
4.65%, 7/15/2042	218,000	187,792
4.80%, 5/15/2033 (a)	550,000	547,492
4.95%, 5/15/2032	364,000	367,618
4.95%, 10/15/2058	200,000	163,368
5.30%, 6/1/2034 (a)	540,000	547,987
5.30%, 5/15/2035 (a)	250,000	254,427
5.35%, 5/15/2053 (a)	472,000	416,771
5.50%, 11/15/2032 (a)	825,000	857,794
5.50%, 5/15/2064	550,000	486,315
5.65%, 6/15/2035 (a)	320,000	330,842
5.65%, 6/1/2054 (a)	425,000	392,058
6.05%, 5/15/2055 (a)	286,000	283,143
6.45%, 3/15/2037	400,000	433,672
7.05%, 3/15/2033	261,000	293,385
Discovery Communications LLC:
4.65%, 5/15/2050	420	206
5.20%, 9/20/2047	3,000	1,731
Fox Corp.:
4.71%, 1/25/2029	811,000	813,506
5.48%, 1/25/2039	998,000	965,904
6.50%, 10/13/2033	211,000	226,323
NBCUniversal Media LLC:
4.45%, 1/15/2043	250,000	207,643
5.95%, 4/1/2041	200,000	201,060
6.40%, 4/30/2040	601,000	638,472
Time Warner Cable LLC:
4.50%, 9/15/2042	580,000	435,000
5.50%, 9/1/2041	521,500	448,782
5.88%, 11/15/2040	265,000	239,332
6.55%, 5/1/2037	459,000	462,718
6.75%, 6/15/2039	348,000	345,286
7.30%, 7/1/2038	527,000	551,137
TWDC Enterprises 18 Corp. Series E, 4.13%, 12/1/2041	150,000	128,261
Walt Disney Co.:
2.00%, 9/1/2029	788,000	733,581
2.20%, 1/13/2028 (a)	300,538	291,233
2.65%, 1/13/2031	700,000	649,635
2.75%, 9/1/2049	917,000	568,632
3.60%, 1/13/2051 (a)	1,128,000	816,198
3.75%, 3/14/2029	520,000	513,942
3.80%, 5/13/2060	200,000	142,252
Security Description	Principal Amount	Value
4.00%, 3/14/2031	$503,000	$495,053
4.63%, 3/14/2036 (a)	800,000	777,984
4.63%, 3/23/2040 (a)	405,000	379,173
4.75%, 9/15/2044	800,000	712,784
4.75%, 11/15/2046	307,000	270,903
4.95%, 10/15/2045	257,000	235,582
5.40%, 10/1/2043	222,000	217,549
6.15%, 3/1/2037	200,000	218,394
6.40%, 12/15/2035	514,000	570,067
6.65%, 11/15/2037	491,000	552,483
7.75%, 12/1/2045	200,000	248,344
		43,066,950
METAL FABRICATE & HARDWARE — 0.0% *
Precision Castparts Corp.:
3.90%, 1/15/2043	200,000	165,668
4.38%, 6/15/2045	205,000	174,744
Valmont Industries, Inc. 5.00%, 10/1/2044 (a)	338,000	297,812
		638,224
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	250,000	239,955
Barrick North America Finance LLC:
5.70%, 5/30/2041	637,000	637,172
5.75%, 5/1/2043	294,000	291,369
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	270,000	228,477
4.75%, 2/28/2028	471,000	475,394
5.00%, 2/21/2030	416,000	423,879
5.00%, 2/15/2036 (a)	210,000	209,893
5.00%, 9/30/2043	1,076,000	1,001,509
5.10%, 9/8/2028	573,000	583,503
5.13%, 2/21/2032	205,000	209,063
5.25%, 9/8/2033	350,000	357,556
5.30%, 2/21/2035	400,000	407,252
5.50%, 9/8/2053 (a)	195,000	188,393
5.75%, 9/5/2055	110,000	109,948
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	200,000	198,516
5.00%, 9/1/2027	250,000	250,023
5.40%, 11/14/2034	432,000	438,515
5.45%, 3/15/2043 (a)	796,000	753,422
Kinross Gold Corp. 6.25%, 7/15/2033	250,000	266,478
Newmont Corp.:
2.60%, 7/15/2032 (a)	300,000	271,485
4.88%, 3/15/2042	200,000	185,292
5.45%, 6/9/2044	200,000	193,026
5.88%, 4/1/2035	230,000	243,464
Newmont Corp./Newcrest Finance Pty. Ltd.:
4.20%, 5/13/2050	200,000	158,862
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 3/15/2034	$350,000	$360,045
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	200,000	208,754
6.13%, 12/15/2033	205,000	220,063
7.25%, 3/15/2031	270,000	301,509
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	500,000	300,745
Rio Tinto Finance USA PLC:
4.50%, 3/14/2028	240,000	241,212
4.75%, 3/22/2042	175,000	160,365
4.88%, 3/14/2030	314,000	318,814
5.00%, 3/14/2032	250,000	254,995
5.00%, 3/9/2033	442,000	449,134
5.13%, 3/9/2053	1,015,000	925,426
5.25%, 3/14/2035	165,000	167,487
5.75%, 3/14/2055 (a)	525,000	522,774
5.88%, 3/14/2065	230,000	228,845
Southern Copper Corp.:
5.25%, 11/8/2042	435,000	399,656
6.75%, 4/16/2040	885,000	959,844
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	177,454
		14,519,568
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	617,000	578,542
2.88%, 10/15/2027	390,000	382,348
3.05%, 4/15/2030	172,000	162,987
3.25%, 8/26/2049	300,000	200,214
Series MTN, 3.63%, 10/15/2047	210,000	152,317
Series MTN, 3.88%, 6/15/2044	227,000	178,079
Series MTN, 4.00%, 9/14/2048	200,000	153,992
4.80%, 3/15/2030	200,000	202,000
5.15%, 3/15/2035	200,000	201,644
Series MTN, 5.70%, 3/15/2037 (a)	350,000	363,199
Eaton Corp.:
3.85%, 3/6/2028	500,000	496,540
3.92%, 9/15/2047	215,000	169,682
3.95%, 3/6/2029	250,000	247,495
4.00%, 11/2/2032 (a)	148,000	143,305
4.15%, 3/15/2033 (a)	440,000	427,662
4.20%, 3/6/2031	355,000	350,027
4.35%, 5/18/2028	130,000	130,263
4.50%, 3/6/2033	200,000	197,188
4.70%, 8/23/2052 (a)	483,000	422,833
4.80%, 3/6/2036	305,000	301,130
5.45%, 3/6/2056	235,000	227,123
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	459,000	382,544
4.88%, 9/15/2041	250,000	236,363
Security Description	Principal Amount	Value
Parker-Hannifin Corp.:
3.25%, 6/14/2029	$452,000	$438,124
4.00%, 6/14/2049	467,000	364,629
Series MTN, 4.20%, 11/21/2034	493,000	471,974
Series MTN, 4.45%, 11/21/2044	219,000	189,082
4.50%, 9/15/2029	300,000	301,641
Pentair Finance SARL 4.50%, 7/1/2029	250,000	248,580
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	220,000	211,110
2.75%, 4/1/2031	264,000	241,404
Textron, Inc.:
3.90%, 9/17/2029	212,000	207,425
4.95%, 3/15/2036	415,000	403,799
5.50%, 5/15/2035	200,000	203,400
		9,588,645
MULTI-NATIONAL — 0.0% *
Asian Infrastructure Investment Bank 4.13%, 1/18/2029	455,000	458,376
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	453,000	431,319
3.57%, 12/1/2031 (a)	362,000	330,687
		762,006
OIL & GAS — 0.8%
Antero Resources Corp. 5.40%, 2/1/2036	290,000	285,546
APA Corp.:
4.75%, 4/15/2043	94,000	75,241
6.00%, 1/15/2037	200,000	202,070
6.75%, 2/15/2055 (a)	215,000	216,013
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	273,000	244,250
2.72%, 1/12/2032	776,000	701,760
2.77%, 11/10/2050	490,000	300,615
2.94%, 6/4/2051	1,353,000	852,471
3.00%, 2/24/2050	636,000	409,800
3.00%, 3/17/2052	256,000	162,076
3.06%, 6/17/2041	225,000	169,479
3.38%, 2/8/2061	686,000	443,252
3.59%, 4/14/2027	176,000	174,928
3.63%, 4/6/2030	164,000	159,656
4.23%, 11/6/2028	927,000	927,315
4.70%, 4/10/2029	810,000	819,299
4.81%, 2/13/2033 (a)	771,000	773,475
4.87%, 11/25/2029	355,000	361,475
4.89%, 9/11/2033	580,000	583,637
4.97%, 10/17/2029	360,000	367,474
5.23%, 11/17/2034	870,000	887,443
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
BP Capital Markets PLC 3.72%, 11/28/2028	$241,000	$237,318
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	823,000	774,254
Series GMTN, 4.95%, 6/1/2047	275,000	239,770
5.00%, 12/15/2029	413,000	419,501
5.40%, 12/15/2034 (a)	198,000	200,237
6.45%, 6/30/2033 (a)	111,000	119,361
6.50%, 2/15/2037	172,000	183,679
Cenovus Energy, Inc.:
3.75%, 2/15/2052	275,000	192,264
4.65%, 3/20/2031	375,000	372,495
5.40%, 3/20/2036	125,000	124,286
5.40%, 6/15/2047	265,000	239,632
Chevron Corp.:
2.00%, 5/11/2027	247,000	241,734
2.24%, 5/11/2030	456,000	421,070
3.08%, 5/11/2050 (a)	350,000	235,547
Chevron USA, Inc.:
1.02%, 8/12/2027	414,000	397,332
2.34%, 8/12/2050	100,000	57,504
3.25%, 10/15/2029 (a)	618,000	598,681
3.95%, 8/13/2027	300,000	300,036
4.05%, 8/13/2028	155,000	155,085
4.30%, 10/15/2030 (a)	295,000	295,676
4.48%, 2/26/2028	350,000	352,817
4.50%, 10/15/2032 (a)	200,000	200,594
4.82%, 4/15/2032	354,000	361,119
4.85%, 10/15/2035 (a)	555,000	556,759
4.98%, 4/15/2035 (a)	363,000	367,875
CNOOC Finance 2013 Ltd. 4.25%, 5/9/2043 (a)	331,000	300,459
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	105,000	102,565
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	1,354,000	1,359,132
CNOOC Petroleum North America ULC 6.40%, 5/15/2037	325,000	375,547
ConocoPhillips:
5.90%, 10/15/2032 (a)	423,000	454,657
5.90%, 5/15/2038	136,000	143,883
6.50%, 2/1/2039 (a)	360,000	398,340
ConocoPhillips Co.:
3.80%, 3/15/2052	300,000	219,291
4.03%, 3/15/2062	534,000	384,576
4.30%, 11/15/2044	200,000	167,702
4.85%, 1/15/2032 (a)	200,000	203,110
5.00%, 1/15/2035	450,000	451,899
5.05%, 9/15/2033 (a)	538,000	547,480
5.30%, 5/15/2053	810,000	749,323
5.50%, 1/15/2055 (a)	350,000	334,338
5.65%, 1/15/2065	200,000	190,594
Security Description	Principal Amount	Value
5.70%, 9/15/2063	$200,000	$192,514
5.95%, 3/15/2046	200,000	204,814
6.95%, 4/15/2029	400,000	429,444
Continental Resources, Inc. 4.38%, 1/15/2028	250,000	248,105
Coterra Energy, Inc.:
4.38%, 3/15/2029	200,000	199,408
5.40%, 2/15/2035 (a)	363,000	364,318
5.60%, 3/15/2034	310,000	317,223
5.90%, 2/15/2055	235,000	224,112
Devon Energy Corp.:
4.50%, 1/15/2030	200,000	199,332
4.75%, 5/15/2042	279,000	244,878
5.00%, 6/15/2045	245,000	214,838
5.20%, 9/15/2034 (a)	200,000	200,416
5.60%, 7/15/2041	528,000	511,046
5.75%, 9/15/2054	200,000	188,058
7.88%, 9/30/2031	250,000	287,300
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	240,336
3.50%, 12/1/2029	538,000	518,890
4.25%, 3/15/2052	400,000	309,656
4.40%, 3/24/2051 (a)	292,000	232,905
5.20%, 4/18/2027	330,000	332,762
5.40%, 4/18/2034	568,000	576,935
5.55%, 4/1/2035	355,000	362,437
5.75%, 4/18/2054 (a)	435,000	411,923
5.90%, 4/18/2064	355,000	337,154
6.25%, 3/15/2033	524,000	559,511
EOG Resources, Inc.:
3.90%, 4/1/2035	527,000	484,503
4.40%, 7/15/2028	275,000	275,836
4.40%, 1/15/2031	290,000	287,935
5.00%, 7/15/2032	200,000	202,636
5.35%, 1/15/2036	355,000	360,197
5.65%, 12/1/2054 (a)	337,000	328,214
5.95%, 7/15/2055	340,000	344,950
EQT Corp.:
4.75%, 1/15/2031	500,000	497,795
5.00%, 1/15/2029	239,000	240,874
5.75%, 2/1/2034	426,000	439,210
7.00%, 2/1/2030	509,000	544,243
7.50%, 6/1/2030	250,000	272,180
Equinor ASA:
3.13%, 4/6/2030	662,000	633,216
3.70%, 4/6/2050	250,000	186,793
4.25%, 6/2/2028 (a)	545,000	546,232
4.50%, 9/3/2030	699,000	703,299
4.75%, 11/14/2035	559,000	550,447
5.13%, 6/3/2035 (a)	1,325,000	1,347,127
Expand Energy Corp.:
4.75%, 2/1/2032	829,000	807,794
5.38%, 2/1/2029	200,000	199,998
5.38%, 3/15/2030	284,000	286,485
5.70%, 1/15/2035	415,000	421,391
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Exxon Mobil Corp.:
2.44%, 8/16/2029	$679,000	$645,892
2.61%, 10/15/2030 (a)	1,107,000	1,034,525
3.00%, 8/16/2039	400,000	317,568
3.10%, 8/16/2049	156,000	105,181
3.45%, 4/15/2051	1,046,000	744,846
3.48%, 3/19/2030	600,000	583,824
4.11%, 3/1/2046	752,000	619,783
4.23%, 3/19/2040	557,000	504,458
4.33%, 3/19/2050	800,000	664,872
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (a)	200,000	197,186
Hess Corp.:
5.60%, 2/15/2041	525,000	534,508
5.80%, 4/1/2047 (a)	591,000	595,722
7.13%, 3/15/2033	98,000	111,692
7.30%, 8/15/2031	300,000	339,063
HF Sinclair Corp.:
5.50%, 9/1/2032	200,000	200,580
5.75%, 1/15/2031	200,000	204,488
6.25%, 1/15/2035	200,000	206,378
Marathon Petroleum Corp.:
4.50%, 4/1/2048	200,000	158,292
4.75%, 9/15/2044	355,000	302,151
5.15%, 3/1/2030	535,000	545,962
5.70%, 3/1/2035	375,000	384,742
6.50%, 3/1/2041	428,000	455,687
Occidental Petroleum Corp.:
4.20%, 3/15/2048	200,000	149,312
5.38%, 1/1/2032	425,000	432,799
5.55%, 10/1/2034 (a)	270,000	274,393
6.05%, 10/1/2054	375,000	364,264
6.20%, 3/15/2040	250,000	254,960
6.45%, 9/15/2036	907,000	968,268
6.60%, 3/15/2046	550,000	568,700
6.63%, 9/1/2030	215,000	230,542
7.50%, 5/1/2031	404,000	449,725
Ovintiv, Inc.:
6.25%, 7/15/2033	340,000	358,833
6.50%, 8/15/2034	200,000	213,318
6.63%, 8/15/2037	200,000	212,960
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029 (a)	215,000	215,426
Phillips 66 Co.:
2.15%, 12/15/2030	200,500	179,726
3.15%, 12/15/2029	518,000	493,820
3.30%, 3/15/2052	776,000	501,273
3.75%, 3/1/2028	424,000	419,518
4.65%, 11/15/2034	495,000	478,912
4.88%, 11/15/2044	660,000	573,560
4.95%, 3/15/2035 (a)	200,000	197,130
5.50%, 3/15/2055 (a)	150,000	137,421
5.65%, 6/15/2054 (a)	950,000	884,222
Security Description	Principal Amount	Value
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	$200,000	$180,046
2.15%, 1/15/2031	264,000	237,991
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	683,000	640,832
2.75%, 4/6/2030	491,000	462,198
3.00%, 11/26/2051 (b)	550,000	351,477
3.13%, 11/7/2049 (b)	345,000	228,576
3.25%, 4/6/2050	592,000	402,554
3.75%, 9/12/2046	698,000	533,453
4.00%, 5/10/2046	457,000	363,265
4.13%, 11/6/2030	275,000	272,352
4.13%, 5/11/2035	463,000	439,183
4.38%, 5/11/2045	694,000	589,921
4.75%, 1/6/2036	600,000	589,542
5.50%, 3/25/2040 (b)	370,000	373,452
6.38%, 12/15/2038 (b)	740,000	813,867
Shell International Finance BV 3.63%, 8/21/2042	220,000	173,127
Suncor Energy, Inc.:
3.75%, 3/4/2051	161,000	113,344
6.80%, 5/15/2038	266,000	290,413
6.85%, 6/1/2039	390,000	426,722
7.15%, 2/1/2032	150,000	166,137
TotalEnergies Capital International SA:
2.83%, 1/10/2030	382,700	362,957
2.99%, 6/29/2041	700,000	521,066
3.13%, 5/29/2050	181,000	119,484
3.39%, 6/29/2060	450,000	288,594
3.46%, 7/12/2049	450,000	317,556
TotalEnergies Capital SA:
3.88%, 10/11/2028	109,000	108,737
4.72%, 9/10/2034 (a)	379,000	376,988
5.15%, 4/5/2034	526,000	538,314
5.43%, 9/10/2064	550,000	511,247
5.49%, 4/5/2054	765,000	734,255
TotalEnergies Capital USA LLC:
4.25%, 1/13/2031	500,000	495,560
4.57%, 1/13/2033	600,000	593,910
4.86%, 1/13/2036	415,000	408,526
Valero Energy Corp.:
3.65%, 12/1/2051	305,000	208,141
5.15%, 2/15/2030	235,000	239,982
5.15%, 3/10/2036	500,000	493,115
6.63%, 6/15/2037	997,000	1,090,509
7.50%, 4/15/2032	300,000	339,678
Viper Energy Partners LLC:
4.90%, 8/1/2030	150,000	150,240
5.70%, 8/1/2035	230,000	231,930
Woodside Finance Ltd.:
4.90%, 5/19/2028	152,000	153,243
5.40%, 5/19/2030	500,000	510,505
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 5/19/2032	$500,000	$518,580
5.70%, 9/12/2054	250,000	234,430
6.00%, 5/19/2035	500,000	520,625
		76,747,573
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	500,000	493,025
4.05%, 3/11/2029 (a)	250,000	248,537
4.08%, 12/15/2047	668,500	523,629
4.35%, 6/15/2031	500,000	493,565
4.49%, 5/1/2030	300,000	300,399
4.65%, 6/15/2033 (a)	500,000	492,240
5.00%, 6/15/2036	500,000	490,740
5.85%, 6/15/2056	500,000	488,780
Halliburton Co.:
2.92%, 3/1/2030 (a)	400,000	377,036
4.85%, 11/15/2035 (a)	416,000	404,577
5.00%, 11/15/2045 (a)	720,000	638,338
6.70%, 9/15/2038	308,000	337,944
NOV, Inc. 3.60%, 12/1/2029 (a)	340,000	328,627
		5,617,437
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	300,000	276,450
2.69%, 5/25/2031 (a)	345,000	311,035
4.25%, 3/8/2029	165,000	163,484
4.80%, 3/17/2028	475,000	477,954
5.10%, 3/17/2030	216,000	218,277
5.13%, 3/12/2036	145,000	140,889
5.50%, 3/17/2035 (a)	380,000	384,693
AptarGroup, Inc. 4.75%, 3/30/2031	350,000	347,417
Berry Global, Inc.:
5.65%, 1/15/2034	325,000	332,384
5.80%, 6/15/2031	435,000	450,556
Packaging Corp. of America:
3.00%, 12/15/2029	365,000	346,586
3.40%, 12/15/2027	200,000	196,674
4.05%, 12/15/2049	305,000	232,684
5.20%, 8/15/2035	70,000	69,465
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	295,000	300,508
5.44%, 4/3/2034	258,000	261,367
5.78%, 4/3/2054 (a)	300,000	289,854
Smurfit Westrock Financing DAC:
5.19%, 1/15/2036	250,000	245,742
5.42%, 1/15/2035 (a)	450,000	452,965
Sonoco Products Co.:
2.85%, 2/1/2032 (a)	200,000	179,006
Security Description	Principal Amount	Value
3.13%, 5/1/2030	$200,000	$188,058
5.75%, 11/1/2040	210,000	209,236
WestRock MWV LLC 8.20%, 1/15/2030	274,000	306,817
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	200,000	175,614
3.90%, 6/1/2028	248,000	244,967
4.90%, 3/15/2029	428,500	432,459
		7,235,141
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
3.20%, 11/21/2029	1,670,000	1,607,642
3.78%, 3/3/2028	530,000	526,338
4.05%, 11/21/2039	1,450,000	1,272,534
4.13%, 3/15/2031	355,000	349,884
4.25%, 11/14/2028	497,000	498,312
4.25%, 11/21/2049	1,400,000	1,135,330
4.30%, 5/14/2036	623,000	588,698
4.40%, 3/15/2033	250,000	245,090
4.40%, 11/6/2042	1,200,000	1,053,120
4.45%, 5/14/2046	512,000	438,902
4.50%, 5/14/2035	939,000	908,558
4.55%, 3/15/2035	1,171,000	1,136,830
4.65%, 3/15/2028	469,000	473,282
4.70%, 5/14/2045	546,000	486,601
4.75%, 3/15/2036	160,000	156,691
4.75%, 3/15/2045	499,000	446,256
4.80%, 3/15/2029	830,000	843,380
4.85%, 6/15/2044	519,000	472,036
4.88%, 3/15/2030	188,000	191,675
4.88%, 11/14/2048	501,000	449,081
4.95%, 3/15/2031	205,000	209,389
5.05%, 3/15/2034	965,000	979,533
5.20%, 3/15/2035 (a)	110,000	111,901
5.35%, 3/15/2044	200,000	194,820
5.40%, 3/15/2054	458,000	437,193
5.50%, 3/15/2064	485,000	462,161
5.55%, 3/15/2056	85,000	83,116
5.60%, 3/15/2055	65,000	63,835
5.65%, 3/15/2066	210,000	204,418
Astrazeneca Finance LLC:
1.75%, 5/28/2028	415,500	395,357
4.00%, 3/2/2031	415,000	407,841
4.30%, 3/2/2033	500,000	489,940
4.60%, 3/2/2036	355,000	347,865
4.85%, 2/26/2029	435,000	442,151
4.88%, 3/3/2033	650,000	661,251
4.90%, 2/26/2031 (a)	280,000	285,905
5.00%, 2/26/2034	470,000	477,008
AstraZeneca PLC:
1.38%, 8/6/2030	344,000	303,632
2.13%, 8/6/2050	525,000	287,511
3.13%, 6/12/2027 (a)	410,000	406,031
4.38%, 11/16/2045	340,000	293,304
6.45%, 9/15/2037	753,000	841,417
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Becton Dickinson & Co.:
1.96%, 2/11/2031	$594,000	$523,623
2.82%, 5/20/2030	372,000	347,039
3.70%, 6/6/2027	570,000	565,292
4.87%, 2/8/2029	350,000	353,696
5.11%, 2/8/2034	400,000	402,012
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030 (a)	482,000	424,030
2.35%, 11/13/2040	291,000	203,051
2.55%, 11/13/2050	328,000	191,641
2.95%, 3/15/2032	363,000	332,468
3.40%, 7/26/2029	1,090,000	1,060,886
3.45%, 11/15/2027	176,800	175,241
3.70%, 3/15/2052	613,000	442,151
4.13%, 6/15/2039 (a)	792,000	704,706
4.25%, 10/26/2049	917,000	736,085
4.35%, 11/15/2047	578,000	476,156
4.55%, 2/20/2048	405,000	342,387
4.63%, 5/15/2044	200,000	175,468
4.90%, 2/22/2029	340,000	347,218
5.10%, 2/22/2031	825,000	848,092
5.20%, 2/22/2034 (a)	969,000	992,711
5.50%, 2/22/2044	324,000	318,401
5.55%, 2/22/2054	355,000	341,769
5.75%, 2/1/2031	290,000	306,133
5.90%, 11/15/2033	385,000	412,951
Cardinal Health, Inc.:
4.37%, 6/15/2047	191,000	154,582
4.50%, 9/15/2030	100,000	99,479
4.50%, 11/15/2044	200,000	167,468
4.90%, 9/15/2045	200,000	175,880
5.00%, 11/15/2029	350,000	355,044
5.13%, 2/15/2029	506,000	514,703
5.15%, 9/15/2035	70,000	69,409
5.35%, 11/15/2034	250,000	252,290
5.75%, 11/15/2054 (a)	255,000	248,921
Cencora, Inc.:
2.70%, 3/15/2031	296,000	269,922
3.95%, 2/13/2029	75,000	73,955
4.25%, 11/15/2030	125,000	122,711
4.25%, 3/1/2045	238,000	196,990
4.60%, 2/13/2033	250,000	245,638
4.90%, 2/13/2036	250,000	244,800
5.15%, 2/15/2035	155,000	156,040
5.65%, 2/13/2056	100,000	97,549
CVS Health Corp.:
1.30%, 8/21/2027	608,000	582,428
1.75%, 8/21/2030	527,000	465,004
1.88%, 2/28/2031 (a)	523,000	456,856
2.13%, 9/15/2031	327,000	283,545
2.70%, 8/21/2040	210,000	147,143
3.25%, 8/15/2029	700,000	670,719
3.75%, 4/1/2030	250,000	241,683
4.13%, 4/1/2040	250,000	208,575
4.30%, 3/25/2028	1,612,435	1,607,017
Security Description	Principal Amount	Value
4.78%, 3/25/2038	$1,463,000	$1,347,642
4.88%, 7/20/2035	384,000	369,354
5.00%, 1/30/2029	601,000	608,440
5.00%, 9/15/2032	163,000	163,044
5.05%, 3/25/2048	3,017,000	2,587,862
5.13%, 7/20/2045	1,263,000	1,111,086
5.25%, 2/21/2033	620,000	626,808
5.30%, 6/1/2033	491,000	495,090
5.30%, 12/5/2043	209,000	189,866
5.45%, 9/15/2035	200,000	200,674
5.63%, 2/21/2053	503,000	461,065
5.70%, 6/1/2034	500,000	513,585
5.88%, 6/1/2053	636,000	602,063
6.00%, 6/1/2063 (a)	283,000	267,956
6.13%, 9/15/2039	260,000	265,931
6.20%, 9/15/2055	260,000	257,184
6.25%, 9/15/2065	200,000	195,642
Eli Lilly & Co.:
2.25%, 5/15/2050	437,000	246,062
2.50%, 9/15/2060	200,000	106,154
3.38%, 3/15/2029	587,000	575,401
3.70%, 3/1/2045	200,000	156,066
3.95%, 5/15/2047	160,000	127,333
4.00%, 10/15/2028	470,000	469,130
4.15%, 8/14/2027	250,000	250,358
4.15%, 3/15/2059 (a)	200,000	155,476
4.20%, 8/14/2029	605,000	605,169
4.25%, 3/15/2031 (a)	500,000	497,705
4.50%, 2/9/2029	452,000	456,461
4.55%, 10/15/2032	355,000	355,092
4.60%, 8/14/2034	250,000	247,488
4.70%, 2/27/2033	379,000	381,971
4.70%, 2/9/2034	738,000	736,546
4.75%, 2/12/2030	290,000	295,208
4.88%, 2/27/2053	200,000	178,476
4.90%, 2/12/2032	600,000	613,062
4.90%, 10/15/2035	280,000	280,048
4.95%, 2/27/2063	200,000	175,350
5.00%, 2/9/2054	295,000	268,550
5.05%, 8/14/2054	425,000	389,249
5.10%, 2/12/2035	500,000	510,260
5.20%, 8/14/2064	160,000	145,888
5.50%, 2/12/2055	405,000	396,309
5.55%, 10/15/2055 (a)	515,000	507,435
5.60%, 2/12/2065	235,000	229,964
5.65%, 10/15/2065	290,000	284,948
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029 (a)	332,000	323,361
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	658,000	654,493
4.50%, 4/15/2030	250,000	251,485
4.88%, 4/15/2035 (a)	250,000	248,925
6.38%, 5/15/2038	1,216,000	1,345,528
Johnson & Johnson:
1.30%, 9/1/2030 (a)	424,000	376,643
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.10%, 9/1/2040	$400,000	$279,268
2.25%, 9/1/2050 (a)	300,000	173,619
2.45%, 9/1/2060	415,000	222,353
3.40%, 1/15/2038	782,000	678,182
3.63%, 3/3/2037	736,000	660,818
3.70%, 3/1/2046	489,000	388,432
3.75%, 3/3/2047	310,000	244,575
4.50%, 9/1/2040	359,000	338,982
4.55%, 3/1/2028	235,000	237,686
4.70%, 3/1/2030 (a)	270,000	275,945
4.80%, 6/1/2029	615,000	630,516
4.85%, 3/1/2032	200,000	205,742
4.85%, 5/15/2041	100,000	98,438
4.90%, 6/1/2031	500,000	516,615
4.95%, 5/15/2033 (a)	250,000	260,283
4.95%, 6/1/2034 (a)	255,000	263,887
5.00%, 3/1/2035 (a)	200,000	205,922
5.25%, 6/1/2054 (a)	220,000	217,419
5.85%, 7/15/2038	373,000	406,178
5.95%, 8/15/2037 (a)	506,000	554,859
6.95%, 9/1/2029	200,000	218,930
McKesson Corp.:
3.95%, 2/16/2028	200,000	198,848
4.25%, 9/15/2029	367,000	365,569
4.65%, 5/30/2030	250,000	251,513
4.95%, 5/30/2032	250,000	253,735
5.25%, 5/30/2035	250,000	254,643
Merck & Co., Inc.:
1.45%, 6/24/2030	362,000	322,567
1.90%, 12/10/2028	274,000	259,314
2.15%, 12/10/2031	442,000	391,037
2.35%, 6/24/2040	300,000	212,781
2.45%, 6/24/2050 (a)	300,000	173,601
2.75%, 12/10/2051	375,000	228,094
2.90%, 12/10/2061	207,000	118,267
3.40%, 3/7/2029	732,000	717,001
3.70%, 2/10/2045	300,000	233,370
3.85%, 9/15/2027	400,000	399,428
3.85%, 3/15/2029	365,000	362,310
4.15%, 9/15/2030	305,000	303,146
4.15%, 3/15/2031	339,000	335,200
4.15%, 5/18/2043	400,000	337,216
4.45%, 12/4/2032	500,000	496,505
4.50%, 5/17/2033 (a)	705,000	702,561
4.55%, 9/15/2032 (a)	500,000	501,680
4.75%, 12/4/2035	640,000	628,122
4.90%, 5/17/2044	281,000	257,632
4.95%, 9/15/2035	315,000	315,580
5.00%, 5/17/2053	560,000	504,571
5.15%, 5/17/2063	342,000	306,538
5.50%, 3/15/2046	200,000	196,108
5.55%, 12/4/2055 (a)	750,000	727,912
5.70%, 9/15/2055	500,000	496,410
5.70%, 12/4/2065	500,000	486,220
6.50%, 12/1/2033	1,000,000	1,112,390
Security Description	Principal Amount	Value
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	$202,000	$211,678
Mylan, Inc. 5.20%, 4/15/2048	342,000	270,840
Novartis Capital Corp.:
2.20%, 8/14/2030	351,000	321,491
3.80%, 9/18/2029	315,000	310,807
3.90%, 11/5/2028	130,000	129,329
4.00%, 9/18/2031 (a)	275,000	271,043
4.10%, 3/16/2029	315,000	314,685
4.10%, 11/5/2030	350,000	345,979
4.20%, 9/18/2034	425,000	411,026
4.30%, 11/5/2032	350,000	344,925
4.40%, 3/18/2031	315,000	314,969
4.40%, 5/6/2044	594,000	520,302
4.60%, 3/18/2033	280,000	278,832
4.60%, 11/5/2035 (a)	350,000	342,969
4.70%, 9/18/2054	135,000	117,900
4.90%, 3/18/2036	250,000	249,383
5.20%, 11/5/2045	350,000	334,810
5.30%, 11/5/2055 (a)	200,000	191,298
5.60%, 3/18/2046 (a)	355,000	355,582
5.70%, 3/18/2056	290,000	291,850
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	2,125,000	2,137,049
4.65%, 5/19/2030	1,465,000	1,475,255
4.75%, 5/19/2033 (a)	961,000	957,406
5.11%, 5/19/2043	525,000	495,458
5.30%, 5/19/2053	1,942,000	1,803,594
5.34%, 5/19/2063	1,533,000	1,391,228
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	664,000	597,049
1.75%, 8/18/2031	200,500	175,024
2.55%, 5/28/2040	100,000	72,469
2.70%, 5/28/2050	300,000	183,888
3.45%, 3/15/2029	264,000	259,409
3.88%, 11/15/2027	300,000	299,436
3.90%, 3/15/2039	230,000	200,043
4.13%, 12/15/2046	400,000	322,056
4.20%, 11/15/2030	335,000	332,313
4.20%, 9/15/2048	875,000	706,597
4.30%, 6/15/2043	160,000	136,432
4.50%, 11/15/2032	250,000	247,810
4.88%, 11/15/2035	370,000	366,666
5.60%, 11/15/2055 (a)	500,000	489,935
5.70%, 11/15/2065	250,000	241,338
7.20%, 3/15/2039	840,000	981,674
Pharmacia LLC 6.60%, 12/1/2028	471,000	498,553
Sanofi SA:
3.63%, 6/19/2028	352,000	348,202
3.80%, 11/3/2028	200,000	198,400
4.20%, 11/3/2032	500,000	490,965
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	$465,000	$422,546
3.03%, 7/9/2040	456,000	343,350
3.18%, 7/9/2050	300,000	196,863
3.38%, 7/9/2060 (a)	200,000	125,322
5.00%, 11/26/2028	452,000	457,871
5.30%, 7/5/2034	300,000	303,477
5.65%, 7/5/2054 (a)	250,000	239,743
5.80%, 7/5/2064 (a)	250,000	240,870
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	650,000	649,629
5.90%, 7/7/2055 (a)	520,000	517,421
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	901,000	723,917
Viatris, Inc.:
2.30%, 6/22/2027	300,000	291,015
3.85%, 6/22/2040	527,000	400,067
4.00%, 6/22/2050	577,000	377,791
Wyeth LLC:
5.95%, 4/1/2037	451,000	477,902
6.00%, 2/15/2036	300,000	320,445
Zoetis, Inc.:
3.00%, 9/12/2027	400,000	393,156
3.00%, 5/15/2050 (a)	400,000	257,860
4.15%, 8/17/2028	255,000	254,179
4.45%, 8/20/2048	200,000	167,682
4.70%, 2/1/2043	268,000	238,903
5.00%, 8/17/2035	140,000	138,838
5.60%, 11/16/2032	185,000	193,673
		112,501,248
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,906
Boardwalk Pipelines LP:
4.45%, 7/15/2027	210,000	209,815
4.80%, 5/3/2029	240,000	241,123
5.38%, 2/15/2036	500,000	492,050
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	548,000	532,711
5.13%, 6/30/2027	531,000	533,915
Cheniere Energy Partners LP:
3.25%, 1/31/2032	455,000	414,341
4.50%, 10/1/2029	690,000	685,846
5.55%, 10/30/2035	450,000	457,254
5.75%, 8/15/2034	500,000	515,495
5.95%, 6/30/2033	775,000	812,866
Cheniere Energy, Inc.:
4.63%, 10/15/2028	694,000	691,710
5.20%, 7/30/2036 (a) (b)	320,000	316,467
5.65%, 4/15/2034	492,000	506,932
6.00%, 7/30/2056 (b)	335,000	333,526
Security Description	Principal Amount	Value
DCP Midstream Operating LP 5.63%, 7/15/2027	$411,000	$416,343
Eastern Energy Gas Holdings LLC:
5.65%, 10/15/2054	277,000	260,516
5.80%, 1/15/2035	500,000	518,560
6.20%, 1/15/2055	362,000	367,466
Enbridge Energy Partners LP:
7.38%, 10/15/2045	300,000	342,822
Series B, 7.50%, 4/15/2038	250,000	289,863
Enbridge, Inc.:
2.50%, 8/1/2033 (a)	535,000	454,793
3.70%, 7/15/2027	249,000	246,824
4.20%, 11/20/2028	310,000	307,777
4.50%, 2/15/2031 (a)	500,000	494,665
4.50%, 6/10/2044	205,000	170,968
4.60%, 6/20/2028	305,000	305,872
4.85%, 3/27/2031	250,000	250,955
4.90%, 6/20/2030	265,000	267,801
5.20%, 11/20/2035	275,000	273,743
5.25%, 4/5/2027	200,000	201,636
5.30%, 4/5/2029	460,000	469,743
5.45%, 3/27/2036	250,000	252,373
5.55%, 6/20/2035	335,000	342,347
5.63%, 4/5/2034	515,000	531,573
5.70%, 3/8/2033	833,000	863,396
6.00%, 11/15/2028 (a)	500,000	519,070
Energy Transfer LP:
3.75%, 5/15/2030	469,000	453,401
4.00%, 10/1/2027	319,000	316,891
4.55%, 1/15/2031	200,000	198,180
4.95%, 6/15/2028	561,000	566,913
5.15%, 2/1/2043	154,000	136,225
5.15%, 3/15/2045	423,000	368,911
5.20%, 4/1/2030	385,000	393,709
5.25%, 4/15/2029	503,000	512,502
5.25%, 7/1/2029	335,000	342,367
5.30%, 4/15/2047	370,000	326,577
5.35%, 1/15/2036 (a)	125,000	124,200
5.35%, 5/15/2045	435,000	388,481
5.40%, 10/1/2047	300,000	266,655
5.50%, 6/1/2027	383,000	386,619
5.55%, 2/15/2028	605,000	616,434
5.55%, 5/15/2034	175,000	178,036
5.60%, 9/1/2034	500,000	510,100
5.70%, 4/1/2035	250,000	256,693
5.75%, 2/15/2033	640,000	665,581
5.95%, 10/1/2043	200,000	194,696
5.95%, 5/15/2054	687,000	644,832
6.00%, 6/15/2048	340,000	326,791
6.05%, 9/1/2054	470,000	447,628
6.13%, 12/15/2045	300,000	293,259
6.25%, 4/15/2049	602,000	590,357
6.30%, 1/15/2056	105,000	103,571
6.40%, 12/1/2030	456,000	487,309
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/1/2042	$293,000	$304,957
6.55%, 12/1/2033	790,000	853,097
6.63%, 10/15/2036	359,000	388,284
7.50%, 7/1/2038	450,000	515,673
Enterprise Products Operating LLC:
3.13%, 7/31/2029	527,000	507,796
3.20%, 2/15/2052	464,000	303,386
3.30%, 2/15/2053 (a)	464,000	306,885
3.70%, 1/31/2051	269,000	194,431
4.15%, 10/16/2028	316,700	316,022
4.25%, 2/15/2048	360,000	290,034
4.30%, 6/20/2028	388,000	388,466
4.45%, 2/15/2043	200,000	173,066
4.60%, 1/15/2031	855,000	856,761
4.80%, 2/1/2049	473,000	411,363
4.85%, 1/31/2034 (a)	259,000	258,552
4.85%, 3/15/2044	849,000	766,273
4.90%, 5/15/2046	200,000	178,550
4.95%, 2/15/2035	345,000	344,586
5.10%, 2/15/2045	846,000	782,279
5.20%, 1/15/2036	815,000	819,360
5.35%, 1/31/2033	243,000	250,808
5.55%, 2/16/2055 (a)	210,000	201,942
5.70%, 2/15/2042	119,000	119,231
6.13%, 10/15/2039	380,000	404,491
6.45%, 9/1/2040	200,000	219,822
Series D, 6.88%, 3/1/2033	206,000	231,165
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	489,000	428,618
5.00%, 3/1/2043	215,000	192,855
5.50%, 3/1/2044	235,842	222,795
5.80%, 3/15/2035	425,000	441,337
6.50%, 9/1/2039	175,000	186,874
6.55%, 9/15/2040	560,000	598,965
7.40%, 3/15/2031	200,000	223,962
7.50%, 11/15/2040	185,000	214,556
Kinder Morgan, Inc.:
2.00%, 2/15/2031	514,000	455,070
3.25%, 8/1/2050 (a)	161,000	104,512
3.60%, 2/15/2051	250,000	172,325
4.30%, 3/1/2028	441,000	440,612
4.80%, 2/1/2033 (a)	425,000	421,685
5.00%, 2/1/2029	506,000	513,858
5.10%, 8/1/2029	235,000	239,608
5.15%, 6/1/2030	440,000	450,054
5.20%, 6/1/2033	605,000	615,430
5.30%, 12/1/2034	328,000	330,909
5.40%, 2/1/2034	535,000	547,417
5.55%, 6/1/2045	425,000	405,288
5.85%, 6/1/2035 (a)	40,000	41,920
5.95%, 8/1/2054 (a)	555,000	550,443
MPLX LP:
2.65%, 8/15/2030	400,000	368,544
Security Description	Principal Amount	Value
4.00%, 3/15/2028	$616,000	$611,152
4.25%, 12/1/2027	326,000	325,149
4.50%, 4/15/2038	698,000	628,067
4.70%, 4/15/2048	534,000	434,874
4.80%, 2/15/2029	320,000	322,723
4.80%, 2/15/2031	600,000	601,464
4.90%, 4/15/2058	870,000	703,317
4.95%, 3/14/2052	334,000	277,293
5.00%, 1/15/2033	500,000	496,955
5.20%, 3/1/2047	620,000	547,894
5.30%, 4/1/2036	145,000	142,970
5.40%, 4/1/2035	250,000	249,388
5.40%, 9/15/2035	475,000	472,953
5.50%, 6/1/2034	200,000	202,318
5.50%, 2/15/2049	370,000	334,998
5.95%, 4/1/2055	50,000	47,670
6.10%, 4/1/2056	250,000	242,800
6.20%, 9/15/2055	440,000	433,836
ONEOK Partners LP 6.65%, 10/1/2036	755,000	812,606
ONEOK, Inc.:
3.10%, 3/15/2030	409,000	385,716
3.25%, 6/1/2030 (a)	475,000	448,343
4.25%, 9/24/2027	825,000	822,962
4.35%, 3/15/2029	328,000	325,966
4.40%, 10/15/2029	416,000	413,620
4.55%, 7/15/2028	273,000	273,298
4.75%, 10/15/2031	200,000	198,006
4.95%, 10/15/2032	500,000	496,025
5.05%, 11/1/2034	425,000	414,222
5.38%, 6/1/2029	184,000	187,465
5.40%, 10/15/2035	500,000	496,860
5.65%, 11/1/2028	340,000	349,088
5.65%, 9/1/2034	250,000	254,355
5.70%, 11/1/2054	530,000	483,466
5.85%, 11/1/2064	425,000	388,229
6.00%, 6/15/2035	200,000	207,576
6.10%, 11/15/2032	328,000	345,742
6.25%, 10/15/2055	515,000	504,916
6.63%, 9/1/2053	549,000	563,823
Plains All American Pipeline LP 5.95%, 6/15/2035	500,000	515,700
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	220,000	212,826
4.70%, 1/15/2031 (a)	390,000	389,286
5.15%, 6/1/2042	205,000	184,293
5.60%, 1/15/2036	375,000	376,192
5.70%, 9/15/2034	500,000	511,015
6.65%, 1/15/2037	170,000	183,036
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	246,000	244,982
5.90%, 9/15/2037	285,079	297,816
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027	$125,000	$125,574
5.03%, 10/1/2029	325,000	327,249
5.58%, 10/1/2034	250,000	248,373
6.18%, 10/1/2054	270,000	257,078
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	94,791
4.35%, 4/15/2031	250,000	244,778
4.90%, 9/15/2030	215,000	216,903
4.95%, 4/15/2052	200,000	167,222
5.40%, 7/30/2036	350,000	347,462
5.50%, 2/15/2035	268,000	270,508
5.55%, 8/15/2035	355,000	358,081
5.65%, 2/15/2036	1,490,000	1,510,696
6.05%, 5/15/2056	235,000	227,417
6.13%, 3/15/2033	517,000	546,857
6.13%, 5/15/2055 (a)	572,000	559,542
6.50%, 3/30/2034	95,000	102,715
6.50%, 2/15/2053	200,000	205,140
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	404,000	383,097
5.50%, 3/1/2030	405,000	409,026
TC PipeLines LP 3.90%, 5/25/2027	300,000	297,987
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	562,000	551,232
4.25%, 5/15/2028	569,000	566,474
4.63%, 3/1/2034 (a)	537,000	519,381
5.85%, 3/15/2036	202,000	210,171
6.10%, 6/1/2040	200,000	208,044
6.20%, 10/15/2037	793,000	840,326
7.63%, 1/15/2039 (a)	326,000	382,183
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	537,000	510,628
4.00%, 3/15/2028	150,000	149,031
5.10%, 3/15/2036 (a) (b)	225,000	223,268
5.40%, 8/15/2041	241,000	231,791
5.75%, 3/15/2056 (b)	250,000	244,180
Valero Energy Partners LP 4.50%, 3/15/2028	182,000	182,177
Western Midstream Operating LP:
4.80%, 3/1/2031	500,000	495,140
5.25%, 2/1/2050 (a)	300,000	252,996
5.30%, 3/1/2048	200,000	169,006
5.45%, 11/15/2034 (a)	275,000	272,514
5.50%, 12/15/2035 (a)	355,000	349,103
5.50%, 8/15/2048	165,000	142,555
6.15%, 4/1/2033	450,000	469,966
Williams Cos., Inc.:
2.60%, 3/15/2031 (a)	500,000	452,545
Security Description	Principal Amount	Value
3.50%, 11/15/2030	$366,000	$347,857
3.75%, 6/15/2027	816,000	809,856
4.63%, 6/30/2030	335,000	334,722
4.80%, 11/15/2029	85,000	85,850
4.85%, 3/1/2048	338,000	289,058
4.90%, 3/15/2029	600,000	606,798
4.90%, 1/15/2045	200,000	175,230
5.10%, 9/15/2045	300,000	271,251
5.15%, 3/15/2034	570,000	571,117
5.15%, 3/15/2036	485,000	477,924
5.30%, 8/15/2028	377,000	384,732
5.30%, 9/30/2035	250,000	249,813
5.40%, 3/4/2044	200,000	186,224
5.60%, 3/15/2035	320,000	327,267
5.65%, 3/15/2033	250,000	258,618
5.75%, 6/24/2044	303,000	295,243
5.95%, 3/15/2056	290,000	285,520
6.00%, 3/15/2055	180,000	178,382
6.30%, 4/15/2040	666,000	704,921
Series A, 7.50%, 1/15/2031 (a)	155,000	173,400
8.75%, 3/15/2032	200,000	237,514
		83,487,653
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	427,000	381,751
4.80%, 6/15/2030 (a)	195,000	195,355
4.90%, 1/15/2033	295,000	291,368
5.50%, 4/1/2029 (a)	175,000	179,175
5.50%, 6/15/2035	145,000	146,304
5.95%, 8/15/2034	271,000	282,130
		1,476,083
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Agree LP:
2.90%, 10/1/2030	200,000	184,826
4.80%, 10/1/2032	190,000	187,897
5.60%, 6/15/2035 (a)	100,000	102,630
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033 (a)	415,000	336,113
2.00%, 5/18/2032	431,000	360,781
2.75%, 12/15/2029 (a)	150,000	139,944
2.95%, 3/15/2034	385,000	325,067
3.38%, 8/15/2031	320,000	295,098
4.50%, 7/30/2029	203,000	201,871
4.70%, 7/1/2030	321,000	319,260
4.75%, 4/15/2035	450,000	425,718
5.25%, 3/15/2036	355,000	346,231
5.50%, 10/1/2035 (a)	285,000	283,926
American Assets Trust LP:
3.38%, 2/1/2031	200,000	180,310
6.15%, 10/1/2034	210,000	208,087
American Homes 4 Rent LP:
3.63%, 4/15/2032 (a)	120,000	110,872
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 2/15/2028	$175,500	$174,601
4.90%, 2/15/2029	603,500	607,024
4.95%, 6/15/2030	250,000	250,800
5.25%, 3/15/2035	60,000	59,086
American Tower Corp.:
2.10%, 6/15/2030	191,000	171,986
2.30%, 9/15/2031 (a)	305,000	268,513
2.70%, 4/15/2031	160,000	145,266
2.90%, 1/15/2030	274,000	257,387
2.95%, 1/15/2051	201,000	123,969
3.10%, 6/15/2050	310,000	198,326
3.95%, 3/15/2029	489,000	481,054
4.70%, 12/15/2032	310,000	304,454
4.90%, 3/15/2030	415,000	418,548
5.00%, 1/31/2030	410,000	414,797
5.20%, 2/15/2029	381,000	387,389
5.25%, 7/15/2028	333,000	338,761
5.35%, 3/15/2035	455,000	458,126
5.40%, 1/31/2035 (a)	250,000	251,913
5.45%, 2/15/2034	200,000	203,438
5.55%, 7/15/2033	550,000	565,114
5.65%, 3/15/2033	506,000	523,062
5.90%, 11/15/2033	322,000	337,066
Americold Realty Operating Partnership LP 5.41%, 9/12/2034 (a)	200,000	190,354
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (a)	362,000	314,379
Series MTN, 3.30%, 6/1/2029	250,000	242,108
4.35%, 12/1/2030	415,000	410,555
5.00%, 2/15/2033	254,000	256,380
5.00%, 8/1/2035	500,000	496,505
5.30%, 12/7/2033 (a)	150,000	153,894
Boston Properties LP:
2.45%, 10/1/2033	200,000	161,510
2.90%, 3/15/2030	219,000	203,081
3.25%, 1/30/2031 (a)	460,000	424,433
3.40%, 6/21/2029 (a)	347,000	332,631
4.50%, 12/1/2028	450,000	447,700
5.75%, 1/15/2035 (a)	250,000	248,650
Brixmor Operating Partnership LP:
2.50%, 8/16/2031	169,000	150,271
4.05%, 7/1/2030	230,000	223,721
4.13%, 5/15/2029 (a)	199,000	196,369
4.85%, 2/15/2033	210,000	206,218
5.20%, 4/1/2032	165,000	166,142
5.50%, 2/15/2034	355,000	360,453
5.75%, 2/15/2035	200,000	205,598
Broadstone Net Lease LLC 5.00%, 11/1/2032	210,000	206,802
Camden Property Trust:
3.15%, 7/1/2029	392,000	375,850
4.90%, 2/28/2036	185,000	179,454
Security Description	Principal Amount	Value
COPT Defense Properties LP:
2.75%, 4/15/2031	$210,000	$189,764
2.90%, 12/1/2033	166,000	140,421
4.50%, 10/15/2030	250,000	246,605
Cousins Properties LP:
4.88%, 3/1/2033	320,000	307,712
5.25%, 7/15/2030	750,000	759,817
5.38%, 2/15/2032	125,000	125,788
Crown Castle, Inc.:
2.10%, 4/1/2031	360,000	313,754
2.25%, 1/15/2031	276,000	244,050
3.10%, 11/15/2029	219,000	206,692
3.25%, 1/15/2051 (a)	683,000	436,075
3.30%, 7/1/2030	200,000	187,548
3.65%, 9/1/2027	447,000	441,676
3.80%, 2/15/2028	615,000	606,501
4.00%, 11/15/2049	241,000	174,400
4.15%, 7/1/2050	220,000	164,846
4.30%, 2/15/2029	405,000	400,274
4.80%, 9/1/2028	200,000	201,070
4.90%, 9/1/2029	423,000	425,098
5.00%, 1/11/2028	580,000	584,350
5.10%, 5/1/2033	488,000	481,597
5.20%, 2/15/2049	384,000	334,153
5.60%, 6/1/2029	270,000	276,502
CubeSmart LP:
2.00%, 2/15/2031	225,000	197,582
3.00%, 2/15/2030	225,000	211,959
4.38%, 2/15/2029	110,000	109,295
5.13%, 11/1/2035 (a)	200,000	196,974
Digital Realty Trust LP:
3.60%, 7/1/2029	380,000	369,132
3.70%, 8/15/2027	471,000	466,078
5.55%, 1/15/2028	400,000	407,164
DOC Dr. LLC 3.95%, 1/15/2028	215,000	212,770
EPR Properties:
3.60%, 11/15/2031 (a)	297,000	269,551
4.75%, 11/15/2030	500,000	488,060
4.95%, 4/15/2028	176,000	175,857
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	500,000	495,250
4.70%, 3/15/2033	290,000	281,839
5.50%, 6/15/2034	245,000	248,744
Equinix, Inc.:
1.55%, 3/15/2028	490,000	464,177
1.80%, 7/15/2027	155,000	149,866
2.00%, 5/15/2028	200,000	190,408
2.15%, 7/15/2030	569,000	511,457
2.50%, 5/15/2031	136,000	121,464
2.95%, 9/15/2051 (a)	275,000	167,525
3.00%, 7/15/2050	250,000	155,278
ERP Operating LP:
2.50%, 2/15/2030	586,000	546,105
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/1/2029	$200,000	$191,422
3.25%, 8/1/2027	230,000	226,831
4.15%, 12/1/2028	200,000	199,128
4.65%, 9/15/2034	215,000	209,664
4.95%, 6/15/2032	165,000	166,157
Essential Properties LP 5.40%, 12/1/2035	235,000	231,318
Essex Portfolio LP:
1.65%, 1/15/2031	196,000	169,642
3.00%, 1/15/2030	420,000	395,573
4.00%, 3/1/2029	276,000	271,636
4.88%, 2/15/2036	500,000	480,190
5.50%, 4/1/2034	400,000	404,712
Extra Space Storage LP:
2.35%, 3/15/2032	200,000	171,574
3.88%, 12/15/2027	407,000	403,252
4.95%, 1/15/2033	320,000	315,475
5.35%, 1/15/2035	105,000	105,230
5.40%, 6/15/2035	180,000	180,412
5.50%, 7/1/2030	500,000	513,010
5.90%, 1/15/2031	240,000	250,666
Federal Realty OP LP:
3.25%, 7/15/2027	172,000	169,460
3.50%, 6/1/2030	277,000	264,590
4.50%, 12/1/2044	210,000	178,868
First Industrial LP 5.25%, 1/15/2031	200,000	202,032
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	340,000	303,610
4.00%, 1/15/2030	200,000	192,068
4.00%, 1/15/2031	257,000	243,047
5.25%, 2/15/2033	110,000	107,641
5.63%, 9/15/2034	250,000	245,643
5.63%, 3/1/2036	500,000	486,270
5.75%, 11/1/2037	200,000	193,408
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	300,000	260,397
3.63%, 1/15/2028	308,000	301,600
Healthpeak OP LLC:
3.00%, 1/15/2030	339,000	318,968
3.50%, 7/15/2029	351,000	339,298
4.75%, 1/15/2033	200,000	195,598
5.25%, 12/15/2032	415,000	417,660
5.38%, 2/15/2035	175,000	175,567
Highwoods Realty LP:
3.05%, 2/15/2030	216,000	199,234
5.35%, 1/15/2033	135,000	131,922
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	200,000	189,980
Series I, 3.50%, 9/15/2030	217,000	203,963
4.25%, 12/15/2028	145,000	143,257
5.50%, 4/15/2035	350,000	347,133
5.70%, 6/15/2032 (a)	200,000	205,038
Security Description	Principal Amount	Value
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	$220,000	$188,575
2.30%, 11/15/2028	225,000	211,714
4.15%, 4/15/2032	304,000	285,648
4.88%, 2/1/2035	200,000	190,934
4.95%, 1/15/2033	100,000	97,636
5.45%, 8/15/2030	200,000	202,874
Kilroy Realty LP:
3.05%, 2/15/2030 (a)	289,000	263,776
4.75%, 12/15/2028	477,000	473,408
5.88%, 10/15/2035 (a)	150,000	144,750
Kimco Realty OP LLC:
2.70%, 10/1/2030	150,000	139,418
4.45%, 9/1/2047	275,000	227,667
4.60%, 2/1/2033	350,000	344,550
4.85%, 3/1/2035	45,000	44,137
5.30%, 2/1/2036	750,000	755,385
Kite Realty Group LP:
4.95%, 12/15/2031	350,000	348,645
5.20%, 8/15/2032	105,000	105,448
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50%, 8/1/2030	315,000	316,043
Life Storage LP 4.00%, 6/15/2029	500	482
LXP Industrial Trust 2.70%, 9/15/2030	119,000	108,516
Mid-America Apartments LP:
2.75%, 3/15/2030 (a)	510,000	477,656
3.60%, 6/1/2027	234,000	232,306
4.65%, 1/15/2033	430,000	422,828
4.95%, 3/1/2035	200,000	197,596
5.00%, 3/15/2034	87,000	86,457
National Health Investors, Inc. 5.35%, 2/1/2033	210,000	206,149
NNN REIT, Inc.:
3.50%, 10/15/2027	421,000	416,158
4.60%, 2/15/2031	200,000	198,728
5.50%, 6/15/2034	334,000	339,097
5.60%, 10/15/2033	200,000	205,654
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	171,000	150,360
3.38%, 2/1/2031	153,000	141,475
4.50%, 4/1/2027	150,000	149,745
4.75%, 1/15/2028	140,000	140,064
5.20%, 7/1/2030	750,000	753,637
Phillips Edison Grocery Center Operating Partnership I LP:
4.75%, 3/15/2033	210,000	204,643
5.25%, 8/15/2032	350,000	351,627
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	500,000	419,730
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 1/15/2033	$280,000	$272,182
Prologis LP:
1.63%, 3/15/2031	213,000	186,066
1.75%, 7/1/2030	335,400	299,361
1.75%, 2/1/2031	323,000	283,736
2.25%, 4/15/2030	311,000	286,437
2.25%, 1/15/2032	343,000	301,199
2.88%, 11/15/2029	300,000	284,532
3.00%, 4/15/2050	220,000	141,801
3.38%, 12/15/2027	150,000	147,953
4.00%, 9/15/2028	120,000	119,261
4.63%, 1/15/2033	566,000	559,423
4.75%, 1/15/2031	125,000	126,239
4.88%, 6/15/2028	181,000	183,167
5.00%, 3/15/2034	362,000	362,416
5.00%, 1/31/2035	70,000	69,703
5.13%, 1/15/2034	300,000	303,234
5.25%, 5/15/2035	250,000	254,040
5.25%, 3/15/2054	250,000	232,900
Public Storage Operating Co.:
1.85%, 5/1/2028	254,000	242,100
3.09%, 9/15/2027	200,000	197,174
3.39%, 5/1/2029 (a)	266,000	259,448
4.38%, 7/1/2030	550,000	549,257
5.00%, 7/1/2035 (a)	501,000	501,797
5.10%, 8/1/2033 (a)	200,000	204,314
5.35%, 8/1/2053 (a)	260,000	244,787
Rayonier LP 2.75%, 5/17/2031	200,000	179,952
Realty Income Corp.:
2.85%, 12/15/2032	140,000	124,111
3.10%, 12/15/2029	582,000	554,629
3.25%, 1/15/2031	602,000	566,428
3.40%, 1/15/2030	213,000	204,312
3.65%, 1/15/2028	206,000	203,670
3.95%, 8/15/2027	482,000	479,494
4.00%, 7/15/2029	262,000	258,659
4.50%, 2/1/2033	320,000	312,202
4.75%, 2/15/2029	200,000	201,820
4.75%, 4/15/2033 (d)	285,000	280,867
4.90%, 7/15/2033	202,000	201,554
5.13%, 4/15/2035	345,000	345,135
5.38%, 9/1/2054 (a)	80,000	75,731
5.63%, 10/13/2032	200,000	208,640
Regency Centers LP:
2.95%, 9/15/2029	385,000	366,651
3.70%, 6/15/2030 (a)	525,000	508,504
4.50%, 3/15/2033	30,000	29,250
5.00%, 7/15/2032	125,000	125,689
5.10%, 1/15/2035	160,000	159,350
5.25%, 1/15/2034	125,000	126,265
Safehold GL Holdings LLC 5.65%, 1/15/2035 (a)	200,000	202,592
Simon Property Group LP:
1.75%, 2/1/2028	286,000	273,696
Security Description	Principal Amount	Value
2.20%, 2/1/2031 (a)	$397,000	$355,934
2.25%, 1/15/2032	216,000	188,745
2.45%, 9/13/2029	603,000	565,168
2.65%, 7/15/2030	291,000	270,438
3.38%, 12/1/2027	614,000	605,662
4.30%, 1/15/2031	1,000,000	986,430
4.38%, 10/1/2030	300,000	298,272
4.75%, 9/26/2034 (a)	200,000	195,776
5.13%, 10/1/2035 (a)	255,000	255,334
5.50%, 3/8/2033	140,000	145,097
5.85%, 3/8/2053	370,000	367,928
Store Capital LLC:
2.70%, 12/1/2031	200,000	174,090
4.95%, 2/11/2031 (b)	135,000	133,901
5.40%, 4/30/2030	175,000	176,019
Sun Communities Operating LP 2.70%, 7/15/2031	270,250	241,903
Tanger Properties LP 2.75%, 9/1/2031	200,000	178,728
UDR, Inc.:
Series MTN, 4.40%, 1/26/2029	421,000	419,990
5.13%, 9/1/2034	440,000	437,034
Ventas Realty LP:
2.50%, 9/1/2031	384,000	341,725
4.75%, 11/15/2030	200,000	200,452
4.88%, 4/15/2049	295,000	253,154
5.00%, 1/15/2035	375,000	368,250
5.00%, 2/15/2036 (a)	90,000	87,953
5.10%, 7/15/2032	355,000	356,874
5.63%, 7/1/2034	205,000	210,109
VICI Properties LP:
4.75%, 2/15/2028	550,000	550,731
5.13%, 11/15/2031	870,000	863,371
5.63%, 4/1/2035	165,000	164,114
5.63%, 5/15/2052 (a)	250,000	223,058
5.75%, 4/1/2034	200,000	201,900
Welltower OP LLC:
2.05%, 1/15/2029	283,000	266,235
2.75%, 1/15/2031	331,000	304,454
2.80%, 6/1/2031	312,000	285,711
4.13%, 3/15/2029	438,000	435,609
4.50%, 7/1/2030	855,000	854,590
5.13%, 7/1/2035	355,000	355,660
Weyerhaeuser Co.:
3.38%, 3/9/2033	282,000	254,248
4.00%, 11/15/2029	400,000	391,912
6.95%, 10/1/2027	200,000	206,490
WP Carey, Inc.:
2.25%, 4/1/2033	200,000	165,790
2.40%, 2/1/2031	103,000	92,143
3.85%, 7/15/2029	363,000	354,408
4.65%, 7/15/2030	504,000	500,774
		78,121,149
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 0.6%
AutoNation, Inc.:
2.40%, 8/1/2031	$200,000	$174,736
3.80%, 11/15/2027	215,000	212,125
3.85%, 3/1/2032	200,000	185,858
4.45%, 1/15/2029	500,000	495,910
4.75%, 6/1/2030	303,000	301,015
AutoZone, Inc.:
3.75%, 4/18/2029	114,000	111,599
4.00%, 4/15/2030	336,000	328,171
4.75%, 8/1/2032 (a)	549,000	544,564
4.75%, 2/1/2033	155,000	152,856
5.13%, 6/15/2030	265,000	269,637
5.20%, 8/1/2033	215,000	217,109
5.40%, 7/15/2034 (a)	355,000	360,453
6.25%, 11/1/2028 (a)	350,000	365,365
Best Buy Co., Inc. 4.45%, 10/1/2028	403,000	403,234
Costco Wholesale Corp.:
1.38%, 6/20/2027	448,000	434,484
1.60%, 4/20/2030	560,000	506,414
1.75%, 4/20/2032 (a)	309,000	266,862
3.00%, 5/18/2027 (a)	438,000	434,014
Darden Restaurants, Inc.:
4.35%, 10/15/2027	275,000	274,356
4.55%, 10/15/2029	205,000	204,496
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (a)	249,000	226,451
4.00%, 10/1/2029 (b)	243,000	236,473
4.10%, 1/15/2052	200,000	141,548
Dollar General Corp.:
3.50%, 4/3/2030	396,000	377,214
5.00%, 11/1/2032 (a)	225,000	223,540
5.20%, 7/5/2028	225,000	227,716
5.45%, 7/5/2033 (a)	468,000	473,490
Dollar Tree, Inc.:
3.38%, 12/1/2051	675,000	436,306
4.20%, 5/15/2028	481,000	477,830
Ferguson Enterprises, Inc.:
4.35%, 3/15/2031	355,000	349,263
5.00%, 10/3/2034 (a)	325,000	321,360
Genuine Parts Co.:
2.75%, 2/1/2032	400,000	346,348
4.95%, 8/15/2029	350,000	348,705
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	209,766	197,663
1.38%, 3/15/2031	397,000	343,230
1.50%, 9/15/2028	353,000	332,833
1.88%, 9/15/2031	324,000	283,555
2.38%, 3/15/2051	350,000	196,004
2.50%, 4/15/2027	312,000	307,083
2.70%, 4/15/2030	614,000	577,676
2.75%, 9/15/2051	375,000	225,724
3.13%, 12/15/2049	411,000	272,304
3.25%, 4/15/2032	220,000	205,366
Security Description	Principal Amount	Value
3.30%, 4/15/2040	$290,000	$231,696
3.35%, 4/15/2050	826,000	569,948
3.63%, 4/15/2052	1,039,000	741,191
3.75%, 9/15/2028	180,000	178,900
3.90%, 12/6/2028	443,000	441,015
3.90%, 6/15/2047	245,000	189,843
3.95%, 9/15/2030 (a)	165,000	162,921
4.25%, 4/1/2046	400,000	330,356
4.40%, 3/15/2045	246,000	208,360
4.50%, 9/15/2032 (a)	345,000	344,510
4.50%, 12/6/2048	271,000	227,732
4.65%, 9/15/2035 (a)	415,000	404,704
4.75%, 6/25/2029	545,000	553,546
4.85%, 6/25/2031	385,000	393,455
4.88%, 6/25/2027	332,000	335,147
4.88%, 2/15/2044	1,110,000	1,014,007
4.95%, 6/25/2034	310,000	312,229
4.95%, 9/15/2052 (a)	331,000	294,603
5.30%, 6/25/2054 (a)	626,000	585,761
5.40%, 9/15/2040	355,000	356,601
5.88%, 12/16/2036	893,000	950,625
Lowe's Cos., Inc.:
1.30%, 4/15/2028	293,000	276,120
1.70%, 10/15/2030	646,000	569,772
2.63%, 4/1/2031	758,800	689,537
2.80%, 9/15/2041	220,000	154,867
3.00%, 10/15/2050	846,000	521,762
3.10%, 5/3/2027	612,000	604,797
3.50%, 4/1/2051	205,000	139,308
3.65%, 4/5/2029	503,000	492,135
3.70%, 4/15/2046	400,000	294,880
3.75%, 4/1/2032	785,000	743,246
3.95%, 10/15/2027	220,000	219,318
4.00%, 10/15/2028	95,000	94,186
4.05%, 5/3/2047	300,000	230,211
4.25%, 3/15/2031	425,000	417,626
4.25%, 4/1/2052	1,127,000	863,135
4.50%, 4/15/2030	404,000	404,562
4.50%, 10/15/2032	225,000	221,207
4.85%, 10/15/2035	235,000	228,852
5.00%, 4/15/2033 (a)	280,000	281,744
5.13%, 4/15/2050	267,000	235,641
5.15%, 7/1/2033	360,000	364,223
5.50%, 10/15/2035	200,000	204,430
5.63%, 4/15/2053 (a)	410,000	387,171
5.75%, 7/1/2053	201,000	193,838
5.85%, 4/1/2063	350,000	335,300
6.50%, 3/15/2029	150,000	158,276
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	320,000	294,067
Series MTN, 2.63%, 9/1/2029	626,000	593,511
Series MTN, 3.50%, 7/1/2027	635,000	629,348
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/1/2049	$330,000	$237,570
Series MTN, 4.20%, 4/1/2050	174,000	137,218
4.40%, 2/12/2031 (a)	270,000	269,263
Series MTN, 4.45%, 3/1/2047	368,000	306,426
Series MTN, 4.45%, 9/1/2048	417,000	343,737
4.60%, 5/15/2030	500,000	504,620
Series MTN, 4.60%, 9/9/2032 (a)	415,000	416,071
Series MTN, 4.70%, 12/9/2035 (a)	543,000	531,809
Series MTN, 4.88%, 7/15/2040	200,000	187,826
Series MTN, 4.88%, 12/9/2045	300,000	267,117
4.95%, 3/3/2035	400,000	397,844
5.00%, 2/13/2036	210,000	208,958
Series MTN, 5.70%, 2/1/2039	369,000	382,365
Series I, 6.30%, 3/1/2038	352,000	383,736
Series MTN, 6.30%, 10/15/2037	393,000	430,759
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	220,000	191,649
3.60%, 9/1/2027	291,000	288,029
4.20%, 4/1/2030	214,500	211,913
4.35%, 6/1/2028	198,000	198,097
4.70%, 6/15/2032	370,000	368,006
5.00%, 8/19/2034	250,000	247,568
5.10%, 3/12/2036	235,000	232,006
Starbucks Corp.:
2.55%, 11/15/2030	656,500	600,061
3.00%, 2/14/2032 (a)	160,000	145,928
3.35%, 3/12/2050	200,000	134,698
3.50%, 3/1/2028	444,000	437,109
3.50%, 11/15/2050 (a)	405,400	279,333
3.55%, 8/15/2029	200,000	194,838
3.75%, 12/1/2047 (a)	265,000	195,286
4.00%, 11/15/2028 (a)	494,000	490,048
4.45%, 8/15/2049 (a)	310,000	252,585
4.50%, 5/15/2028	165,000	165,310
4.50%, 11/15/2048	200,000	164,858
4.80%, 5/15/2030	145,000	146,801
5.00%, 2/15/2034	100,000	100,358
5.40%, 5/15/2035 (a)	145,000	148,194
Target Corp.:
2.35%, 2/15/2030	346,000	322,212
2.65%, 9/15/2030 (a)	234,000	217,674
2.95%, 1/15/2052 (a)	300,000	189,342
3.38%, 4/15/2029	300,000	293,136
4.00%, 7/1/2042	275,000	228,234
4.35%, 6/15/2028	365,000	366,759
4.50%, 9/15/2032 (a)	363,000	365,831
Security Description	Principal Amount	Value
4.50%, 9/15/2034	$241,000	$234,626
4.80%, 1/15/2053 (a)	216,000	189,523
5.00%, 4/15/2035 (a)	175,000	175,497
5.25%, 2/15/2036 (a)	254,000	257,073
7.00%, 1/15/2038	250,000	289,375
TJX Cos., Inc. 4.50%, 4/15/2050	300,000	256,329
Tractor Supply Co. 1.75%, 11/1/2030	200,000	176,406
Walmart, Inc.:
1.50%, 9/22/2028	573,000	540,729
2.38%, 9/24/2029	313,000	295,772
2.50%, 9/22/2041	200,000	143,182
2.65%, 9/22/2051 (a)	300,000	184,743
3.25%, 7/8/2029	331,000	323,417
3.95%, 9/9/2027	450,000	450,216
3.95%, 6/28/2038 (a)	321,000	296,684
4.00%, 4/15/2030	164,000	163,692
4.00%, 4/11/2043	200,000	170,584
4.05%, 6/29/2048	244,000	199,377
4.10%, 4/28/2027	450,000	450,981
4.10%, 4/15/2033 (a)	485,000	478,632
4.15%, 9/9/2032 (a)	816,000	812,385
4.35%, 4/28/2030	470,000	474,550
4.50%, 9/9/2052	522,000	451,185
4.50%, 4/15/2053 (a)	433,000	374,545
4.90%, 4/28/2035 (a)	346,000	350,581
5.63%, 4/15/2041 (a)	200,000	209,958
6.20%, 4/15/2038 (a)	480,000	534,293
6.50%, 8/15/2037	651,000	745,135
		54,451,812
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028 (a)	370,000	372,298
Analog Devices, Inc.:
1.70%, 10/1/2028	652,000	613,167
2.10%, 10/1/2031	274,000	241,676
3.45%, 6/15/2027	200,000	198,212
4.25%, 6/15/2028	385,000	385,497
4.50%, 6/15/2030	515,000	516,251
5.05%, 4/1/2034	200,000	203,918
Applied Materials, Inc.:
1.75%, 6/1/2030	540,000	485,876
2.75%, 6/1/2050 (a)	104,000	65,593
4.00%, 1/15/2031	230,000	225,632
4.35%, 4/1/2047	443,000	374,822
4.60%, 1/15/2036	70,000	67,988
4.80%, 6/15/2029	420,000	427,409
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	300,000	296,478
Broadcom, Inc.:
1.95%, 2/15/2028 (a)	462,000	443,612
2.45%, 2/15/2031	966,000	877,766
2.60%, 2/15/2033	250,000	218,390
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.14%, 11/15/2035 (b)	$644,000	$547,175
3.19%, 11/15/2036 (b)	906,000	757,217
3.42%, 4/15/2033	1,828,000	1,672,053
3.47%, 4/15/2034	969,000	873,272
3.50%, 2/15/2041	919,000	734,400
4.15%, 11/15/2030	617,000	607,566
4.15%, 4/15/2032 (b)	867,000	839,005
4.20%, 10/15/2030	180,000	177,952
4.30%, 1/15/2031 (a)	369,000	365,934
4.30%, 11/15/2032	127,000	123,660
4.35%, 2/15/2030	490,000	488,373
4.55%, 2/15/2032	250,000	247,825
4.60%, 7/15/2030	615,000	617,706
4.60%, 1/15/2033	335,000	330,082
4.75%, 4/15/2029	525,000	530,712
4.80%, 4/15/2028	300,000	303,423
4.80%, 10/15/2034	236,000	232,406
4.80%, 2/15/2036	350,000	340,935
4.90%, 7/15/2032	1,210,000	1,220,890
4.90%, 2/15/2038	175,000	168,803
4.93%, 5/15/2037 (b)	571,000	553,459
4.95%, 1/15/2036	295,000	291,419
5.00%, 4/15/2030 (a)	553,000	563,103
5.05%, 7/12/2027	290,000	293,062
5.05%, 7/12/2029	865,000	882,931
5.05%, 4/15/2030	335,000	341,787
5.15%, 11/15/2031	270,000	277,131
5.20%, 4/15/2032	295,000	301,938
5.20%, 7/15/2035	290,000	292,123
5.70%, 1/15/2056	120,000	119,221
Intel Corp.:
1.60%, 8/12/2028	364,000	340,992
2.00%, 8/12/2031	279,000	241,583
2.45%, 11/15/2029	1,255,000	1,164,690
2.80%, 8/12/2041	150,000	102,891
3.05%, 8/12/2051	452,000	273,700
3.15%, 5/11/2027	591,000	582,590
3.25%, 11/15/2049	884,000	557,371
3.73%, 12/8/2047	428,000	299,176
3.90%, 3/25/2030	691,000	669,890
4.00%, 8/5/2029	425,000	417,962
4.10%, 5/19/2046	300,000	224,877
4.10%, 5/11/2047	200,000	148,912
4.25%, 12/15/2042	200,000	160,824
4.60%, 3/25/2040	287,000	252,615
4.75%, 3/25/2050	948,000	765,832
4.80%, 10/1/2041	300,000	262,503
4.88%, 2/10/2028	775,000	780,239
4.90%, 7/29/2045	310,000	262,288
5.05%, 8/5/2062	348,000	280,547
5.13%, 2/10/2030	600,000	607,776
5.20%, 2/10/2033 (a)	200,000	201,542
5.60%, 2/21/2054 (a)	350,000	320,834
5.63%, 2/10/2043	300,000	283,815
5.70%, 2/10/2053	1,568,000	1,442,638
Security Description	Principal Amount	Value
KLA Corp.:
3.30%, 3/1/2050	$493,000	$335,615
4.10%, 3/15/2029	359,000	357,553
4.95%, 7/15/2052	285,000	254,893
5.00%, 3/15/2049	240,000	216,547
5.25%, 7/15/2062	200,000	182,280
Lam Research Corp.:
2.88%, 6/15/2050	300,000	188,838
4.00%, 3/15/2029	407,000	404,627
4.88%, 3/15/2049	501,000	448,225
Marvell Technology, Inc.:
2.45%, 4/15/2028	350,000	336,626
2.95%, 4/15/2031	339,000	311,124
4.75%, 7/15/2030	215,000	215,716
5.45%, 7/15/2035 (a)	250,000	253,990
5.95%, 9/15/2033	365,000	384,524
Microchip Technology, Inc. 5.05%, 3/15/2029	538,000	545,473
Micron Technology, Inc.:
3.48%, 11/1/2051	210,000	147,939
5.30%, 1/15/2031	450,000	470,821
5.65%, 11/1/2032	265,000	278,950
5.80%, 1/15/2035	500,000	532,365
5.88%, 9/15/2033	860,000	919,091
6.05%, 11/1/2035 (a)	115,000	124,040
NVIDIA Corp.:
2.00%, 6/15/2031	367,000	328,887
2.85%, 4/1/2030	511,000	484,924
3.50%, 4/1/2040	482,000	401,366
3.50%, 4/1/2050	200,000	147,322
3.70%, 4/1/2060	266,000	190,663
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	503,000	514,886
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	389,000	343,320
3.13%, 2/15/2042	200,000	141,648
3.25%, 5/11/2041	395,000	290,641
4.30%, 8/19/2028	290,000	288,733
4.40%, 6/1/2027	393,000	392,929
4.85%, 8/19/2032	100,000	98,661
5.00%, 1/15/2033	376,000	374,267
5.25%, 8/19/2035 (a)	200,000	198,890
Qorvo, Inc. 4.38%, 10/15/2029	400,000	391,260
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	597,000	563,455
1.65%, 5/20/2032 (a)	321,000	271,816
3.25%, 5/20/2027	636,000	630,066
3.25%, 5/20/2050	475,000	317,656
4.25%, 5/20/2032 (a)	245,000	240,940
4.30%, 5/20/2047	597,000	484,286
4.50%, 5/20/2030 (a)	250,000	251,265
4.50%, 5/20/2052 (a)	256,000	208,748
4.65%, 5/20/2035 (a)	393,000	386,629
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/20/2032	$200,000	$201,060
4.80%, 5/20/2045	317,000	280,117
5.00%, 5/20/2035 (a)	200,000	199,668
6.00%, 5/20/2053 (a)	335,000	340,832
Skyworks Solutions, Inc. 3.00%, 6/1/2031	250,000	223,235
Texas Instruments, Inc.:
1.75%, 5/4/2030	320,000	289,117
1.90%, 9/15/2031 (a)	203,000	178,516
2.25%, 9/4/2029	202,000	189,314
2.70%, 9/15/2051	200,000	119,966
2.90%, 11/3/2027	445,000	437,929
3.88%, 3/15/2039	240,000	209,455
4.10%, 8/16/2052 (a)	150,000	116,441
4.15%, 5/15/2048 (a)	400,000	324,040
4.50%, 5/23/2030	255,000	256,074
4.60%, 2/15/2028 (a)	215,000	216,800
4.85%, 2/8/2034	175,000	176,523
4.90%, 3/14/2033 (a)	247,000	251,253
5.00%, 3/14/2053 (a)	400,000	360,988
5.05%, 5/18/2063	150,000	131,730
5.10%, 5/23/2035	250,000	253,198
TSMC Arizona Corp.:
2.50%, 10/25/2031	300,000	271,677
3.13%, 10/25/2041	316,000	254,506
3.25%, 10/25/2051 (a)	200,000	150,020
3.88%, 4/22/2027	375,000	373,466
Xilinx, Inc. 2.38%, 6/1/2030 (a)	336,000	309,960
		52,724,615
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027	200,500	197,354
5.35%, 1/15/2030	225,000	229,365
5.75%, 1/15/2035	105,000	108,499
		535,218
SOFTWARE — 0.8%
Adobe, Inc.:
2.30%, 2/1/2030	508,000	469,687
4.75%, 1/17/2028	200,000	202,384
4.80%, 4/4/2029 (a)	400,000	406,516
4.95%, 1/17/2030	400,000	408,372
Atlassian Corp. 5.25%, 5/15/2029	500,000	503,215
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	502,000	440,876
2.85%, 1/15/2030	65,000	60,858
3.50%, 6/15/2027	316,000	312,470
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	358,759
2.90%, 12/1/2029	211,000	197,393
Security Description	Principal Amount	Value
Cadence Design Systems, Inc.:
4.20%, 9/10/2027 (a)	$257,000	$256,692
4.30%, 9/10/2029	320,000	318,989
Concentrix Corp.:
6.50%, 3/1/2029 (a)	750,000	729,345
6.60%, 8/2/2028	350,000	348,705
6.85%, 8/2/2033 (a)	200,000	186,670
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	664,000	628,609
4.45%, 3/10/2028	195,000	194,431
4.55%, 3/10/2029	325,000	323,407
4.80%, 3/10/2031	250,000	247,952
5.10%, 7/15/2032 (a)	331,000	329,633
Fiserv, Inc.:
2.25%, 6/1/2027	539,600	525,198
2.65%, 6/1/2030	554,500	505,205
3.50%, 7/1/2029	741,000	709,930
4.40%, 7/1/2049 (a)	877,000	662,538
4.55%, 2/15/2031	350,000	342,601
4.75%, 3/15/2030	440,000	436,115
5.15%, 8/12/2034 (a)	300,000	291,303
5.25%, 8/11/2035 (a)	290,000	281,935
5.45%, 3/15/2034	605,000	601,055
5.63%, 8/21/2033	600,000	605,676
Intuit, Inc.:
1.35%, 7/15/2027	300,000	289,386
1.65%, 7/15/2030 (a)	155,000	138,111
5.20%, 9/15/2033	500,000	508,465
5.50%, 9/15/2053	200,000	183,950
Microsoft Corp.:
2.50%, 9/15/2050	282,000	167,567
2.53%, 6/1/2050	1,680,000	1,005,984
2.68%, 6/1/2060	931,000	519,424
2.92%, 3/17/2052 (a)	1,886,000	1,211,246
3.04%, 3/17/2062 (a)	570,000	345,580
3.40%, 6/15/2027	300,000	298,428
3.45%, 8/8/2036 (a)	425,000	383,103
3.50%, 2/12/2035 (a)	584,000	543,938
3.70%, 8/8/2046 (a)	562,000	442,878
3.95%, 8/8/2056	160,000	122,189
4.10%, 2/6/2037 (a)	395,000	376,340
4.20%, 11/3/2035 (a)	649,000	635,812
4.25%, 2/6/2047 (a)	270,000	230,048
4.45%, 11/3/2045	312,000	276,900
4.50%, 2/6/2057 (a)	265,000	226,146
5.30%, 2/8/2041	300,000	307,566
MSCI, Inc.:
5.15%, 3/15/2036	500,000	484,735
5.25%, 9/1/2035 (a)	310,000	303,695
Oracle Corp.:
2.30%, 3/25/2028	631,000	601,343
2.80%, 4/1/2027	753,000	740,139
2.88%, 3/25/2031	304,000	270,150
2.95%, 4/1/2030	887,000	809,192
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 11/15/2027	$1,425,000	$1,390,600
3.60%, 4/1/2040	845,000	613,293
3.60%, 4/1/2050	2,679,000	1,616,214
3.65%, 3/25/2041	508,000	361,168
3.80%, 11/15/2037	601,900	477,626
3.85%, 7/15/2036	348,000	288,179
3.85%, 4/1/2060	788,000	463,186
3.90%, 5/15/2035	467,000	394,965
3.95%, 3/25/2051	1,057,000	670,117
4.00%, 7/15/2046	1,183,000	797,721
4.00%, 11/15/2047	433,000	285,408
4.13%, 5/15/2045	700,000	481,558
4.20%, 9/27/2029	220,000	213,178
4.30%, 7/8/2034	300,000	266,106
4.38%, 5/15/2055	524,000	346,359
4.45%, 9/26/2030 (a)	1,394,000	1,343,426
4.50%, 7/8/2044	450,000	331,956
4.55%, 2/4/2029	1,040,000	1,026,636
4.70%, 9/27/2034	750,000	684,120
4.80%, 8/3/2028	845,000	845,321
4.80%, 9/26/2032 (a)	975,000	927,712
4.95%, 2/4/2031 (a)	710,000	694,976
5.20%, 9/26/2035	1,540,000	1,443,334
5.25%, 2/3/2032	530,000	521,064
5.35%, 5/4/2033	2,555,000	2,485,938
5.38%, 7/15/2040	646,000	566,193
5.38%, 9/27/2054	962,000	744,145
5.50%, 8/3/2035 (a)	325,000	310,482
5.50%, 9/27/2064	900,000	685,863
5.55%, 2/6/2053	645,000	514,497
5.70%, 2/4/2036	395,000	379,761
5.88%, 9/26/2045	890,000	768,568
5.95%, 9/26/2055	500,000	420,390
6.00%, 8/3/2055 (a)	265,000	222,187
6.10%, 9/26/2065	340,000	281,812
6.13%, 7/8/2039	588,000	560,634
6.13%, 8/3/2065	500,000	413,960
6.15%, 11/9/2029	413,000	425,865
6.25%, 11/9/2032	508,000	521,249
6.50%, 4/15/2038	902,700	907,069
6.55%, 2/4/2046	535,000	499,492
6.70%, 2/4/2056	700,000	648,382
6.85%, 2/4/2066	445,000	408,550
6.90%, 11/9/2052	485,000	458,301
Paychex, Inc.:
5.10%, 4/15/2030	599,000	604,613
5.35%, 4/15/2032	600,000	603,108
5.60%, 4/15/2035 (a)	155,000	155,707
Roper Technologies, Inc.:
1.75%, 2/15/2031	962,000	830,196
2.00%, 6/30/2030	200,000	178,432
2.95%, 9/15/2029	215,000	203,113
4.20%, 9/15/2028 (a)	228,000	226,338
4.25%, 9/15/2028	150,000	149,170
4.45%, 9/15/2030	135,000	132,959
Security Description	Principal Amount	Value
4.50%, 10/15/2029	$400,000	$397,656
4.75%, 2/15/2032	169,000	166,855
4.90%, 10/15/2034	300,000	289,695
5.10%, 9/15/2035 (a)	250,000	242,705
Salesforce, Inc.:
1.50%, 7/15/2028	403,000	378,514
1.95%, 7/15/2031 (a)	487,000	424,776
2.90%, 7/15/2051 (a)	736,000	430,987
3.05%, 7/15/2061 (a)	400,000	222,900
3.70%, 4/11/2028	513,000	507,306
4.50%, 3/15/2028	1,250,000	1,250,362
4.65%, 3/15/2029	1,300,000	1,302,431
4.90%, 9/15/2031	1,000,000	998,640
5.20%, 3/15/2033	750,000	748,672
5.55%, 3/15/2036	1,250,000	1,246,212
6.40%, 3/15/2046	750,000	755,145
6.55%, 3/15/2056	1,250,000	1,253,012
6.70%, 3/15/2066	750,000	761,520
ServiceNow, Inc. 1.40%, 9/1/2030	349,000	302,859
Synopsys, Inc.:
4.55%, 4/1/2027	540,000	540,751
4.65%, 4/1/2028	840,000	843,486
4.85%, 4/1/2030	280,000	282,086
5.00%, 4/1/2032	531,000	535,551
5.15%, 4/1/2035	535,000	535,968
5.70%, 4/1/2055	375,000	358,159
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	167,369
4.95%, 3/28/2028	401,000	404,477
5.40%, 6/12/2029	295,000	301,236
VMware LLC:
1.80%, 8/15/2028	520,000	489,570
2.20%, 8/15/2031	480,000	421,699
Workday, Inc.:
3.50%, 4/1/2027	45,000	44,599
3.80%, 4/1/2032 (a)	990,000	918,958
		72,624,187
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	355,000	330,359
3.63%, 4/22/2029	400,000	389,060
4.38%, 7/16/2042 (a)	200,000	171,918
4.38%, 4/22/2049 (a)	228,000	186,867
6.13%, 11/15/2037	272,000	285,788
6.13%, 3/30/2040	900,000	938,349
AT&T, Inc.:
1.65%, 2/1/2028	817,500	778,759
2.25%, 2/1/2032	925,000	808,256
2.30%, 6/1/2027	892,000	872,207
2.55%, 12/1/2033	1,192,000	1,008,456
2.75%, 6/1/2031	1,099,000	1,004,486
3.50%, 6/1/2041	1,006,000	779,901
3.50%, 9/15/2053	2,374,000	1,555,017
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 9/15/2055	$2,787,000	$1,812,107
3.65%, 6/1/2051	784,000	537,424
3.65%, 9/15/2059	1,107,000	715,410
3.80%, 12/1/2057	1,670,000	1,125,146
4.10%, 2/15/2028	929,000	924,513
4.30%, 2/15/2030	1,267,250	1,258,962
4.30%, 12/15/2042	535,000	443,130
4.35%, 3/1/2029	982,000	982,687
4.50%, 5/15/2035	911,000	863,236
4.50%, 3/9/2048	650,000	523,920
4.55%, 11/1/2032	150,000	147,329
4.55%, 3/9/2049	200,000	160,658
4.70%, 8/15/2030	622,000	626,901
4.75%, 4/30/2033 (a)	265,000	262,583
4.75%, 5/15/2046	575,000	486,490
4.85%, 3/1/2039	362,000	336,910
4.90%, 8/15/2037	365,000	350,250
5.13%, 4/30/2036	250,000	246,680
5.38%, 8/15/2035	200,000	202,458
5.40%, 2/15/2034	1,249,000	1,277,028
5.45%, 3/1/2047	248,000	229,976
5.55%, 11/1/2045	500,000	473,030
5.70%, 11/1/2054	380,000	356,216
5.85%, 4/30/2046	335,000	326,029
6.00%, 4/30/2056	500,000	489,050
6.05%, 8/15/2056 (a)	295,000	290,472
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	229,000	196,617
3.65%, 8/15/2052	350,000	240,296
4.30%, 7/29/2049	305,000	238,702
4.46%, 4/1/2048	193,000	156,056
5.10%, 5/11/2033 (a)	481,000	481,919
British Telecommunications PLC 9.63%, 12/15/2030	1,182,500	1,412,449
Cisco Systems, Inc.:
4.55%, 2/24/2028 (a)	209,000	211,328
4.75%, 2/24/2030 (a)	200,000	203,672
4.85%, 2/26/2029 (a)	970,000	987,848
4.95%, 2/24/2032	400,000	407,680
5.05%, 2/26/2034	820,000	831,382
5.10%, 2/24/2035 (a)	200,000	202,648
5.35%, 2/26/2064	1,330,000	1,227,976
5.50%, 2/24/2055	220,000	213,099
5.90%, 2/15/2039 (a)	824,000	870,342
Corning, Inc.:
4.38%, 11/15/2057	300,000	235,998
4.70%, 3/15/2037	300,000	286,017
4.75%, 3/15/2042	305,000	277,224
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	1,109,000	1,274,030
Security Description	Principal Amount	Value
Frontier Communications Holdings LLC 5.88%, 11/1/2029	$300,000	$301,845
Juniper Networks, Inc. 5.95%, 3/15/2041	310,000	301,373
Motorola Solutions, Inc.:
2.30%, 11/15/2030	364,000	327,898
2.75%, 5/24/2031	110,000	99,958
4.60%, 2/23/2028	516,000	518,105
5.00%, 4/15/2029	540,000	546,971
5.20%, 8/15/2032	346,000	350,886
5.50%, 9/1/2044	153,000	145,928
5.55%, 8/15/2035	500,000	511,170
Nokia OYJ 6.63%, 5/15/2039	200,000	209,794
Orange SA:
5.38%, 1/13/2042	300,000	289,914
9.00%, 3/1/2031	827,000	977,274
Rogers Communications, Inc.:
3.70%, 11/15/2049 (a)	300,000	219,603
3.80%, 3/15/2032	824,000	769,286
4.30%, 2/15/2048	400,000	313,572
4.50%, 3/15/2042	200,000	168,754
5.00%, 2/15/2029	706,000	713,166
7.50%, 8/15/2038	269,000	306,544
Sprint Capital Corp.:
6.88%, 11/15/2028	777,000	821,359
8.75%, 3/15/2032	804,000	956,720
Telefonica Emisiones SA:
4.90%, 3/6/2048	660,000	545,292
5.21%, 3/8/2047	937,000	816,043
5.52%, 3/1/2049	236,000	213,132
7.05%, 6/20/2036	1,207,000	1,332,938
Telefonica Europe BV 8.25%, 9/15/2030	482,000	545,793
TELUS Corp. 3.40%, 5/13/2032	525,000	478,979
T-Mobile USA, Inc.:
2.05%, 2/15/2028	630,000	604,271
2.25%, 11/15/2031	228,000	200,239
2.55%, 2/15/2031	951,000	864,174
2.70%, 3/15/2032	219,000	194,684
3.30%, 2/15/2051	868,000	567,767
3.38%, 4/15/2029	860,000	833,701
3.40%, 10/15/2052	965,000	631,207
3.50%, 4/15/2031	927,000	877,526
3.75%, 4/15/2027	1,297,000	1,289,153
3.88%, 4/15/2030	2,473,000	2,407,540
4.20%, 10/1/2029	339,000	336,593
4.38%, 4/15/2040	444,000	390,107
4.50%, 4/15/2050	782,000	631,254
4.63%, 1/15/2033	195,000	191,375
4.85%, 1/15/2029	406,000	410,413
4.95%, 11/15/2035	175,000	171,740
5.00%, 2/15/2036	500,000	491,535
5.05%, 7/15/2033	1,168,000	1,175,207
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 5/15/2032	$233,000	$236,278
5.15%, 4/15/2034	195,000	196,273
5.25%, 6/15/2055	2,225,000	1,977,001
5.30%, 5/15/2035 (a)	464,000	467,847
5.50%, 1/15/2055	392,000	360,816
5.65%, 1/15/2053	200,000	188,942
5.70%, 1/15/2056 (a)	350,000	332,693
5.75%, 1/15/2034	665,000	693,562
5.75%, 1/15/2054 (a)	805,000	771,319
5.85%, 2/15/2056 (a)	500,000	485,060
5.88%, 11/15/2055	363,000	353,036
6.00%, 6/15/2054	428,000	422,714
Verizon Communications, Inc.:
1.50%, 9/18/2030	204,000	178,920
1.68%, 10/30/2030 (a)	300,000	264,702
1.75%, 1/20/2031 (a)	737,000	647,034
2.10%, 3/22/2028	889,000	853,591
2.36%, 3/15/2032	1,255,000	1,095,515
2.55%, 3/21/2031	1,488,000	1,350,925
2.65%, 11/20/2040	409,000	287,183
2.88%, 11/20/2050	880,000	533,922
2.99%, 10/30/2056	2,637,000	1,550,292
3.00%, 11/20/2060	241,000	138,006
3.40%, 3/22/2041	318,000	244,529
3.55%, 3/22/2051	2,383,000	1,662,262
3.70%, 3/22/2061	1,203,000	800,476
3.88%, 2/8/2029	1,099,000	1,088,076
3.88%, 3/1/2052 (a)	400,000	291,412
4.00%, 3/22/2050	868,000	655,262
4.02%, 12/3/2029	1,346,000	1,327,694
4.27%, 1/15/2036	1,100,000	1,017,181
4.33%, 9/21/2028	1,109,000	1,109,277
4.40%, 11/1/2034	273,000	259,773
4.50%, 8/10/2033	633,500	614,413
4.67%, 3/15/2055	200,000	162,804
4.75%, 1/15/2033	450,000	444,240
4.81%, 3/15/2039 (a)	671,000	624,788
4.86%, 8/21/2046	931,000	811,450
5.00%, 1/15/2036	500,000	489,360
5.01%, 8/21/2054	236,000	203,781
5.05%, 5/9/2033 (a)	214,000	216,716
5.25%, 4/2/2035	445,000	445,521
5.40%, 7/2/2037	750,000	747,172
5.50%, 2/23/2054 (a)	175,000	164,931
5.75%, 11/30/2045	275,000	267,773
5.88%, 11/30/2055	700,000	680,288
6.00%, 11/30/2065	335,000	324,984
6.40%, 9/15/2033	202,000	219,408
6.55%, 9/15/2043 (a)	725,000	776,315
7.75%, 12/1/2030	165,000	186,189
Vodafone Group PLC:
5.75%, 6/28/2054	545,000	514,120
5.75%, 2/10/2063	142,000	132,005
5.88%, 6/28/2064	300,000	283,905
6.15%, 2/27/2037	687,000	735,750
Security Description	Principal Amount	Value
7.88%, 2/15/2030	$300,000	$335,493
		90,787,063
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.90%, 11/19/2029	247,000	240,914
4.65%, 3/12/2031	310,000	306,447
6.05%, 5/14/2034	200,000	208,264
Mattel, Inc. 5.00%, 11/17/2030	250,000	248,815
		1,004,440
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	350,000	214,725
3.05%, 2/15/2051	400,000	257,772
3.25%, 6/15/2027	380,000	376,827
3.30%, 9/15/2051	290,000	195,358
3.90%, 8/1/2046	222,000	173,342
4.05%, 6/15/2048	296,000	232,934
4.15%, 12/15/2048	236,000	189,095
4.55%, 9/1/2044	239,000	208,375
4.70%, 9/1/2045	200,000	176,786
4.90%, 4/1/2044	333,000	305,541
4.95%, 9/15/2041	300,000	286,221
5.20%, 4/15/2054	919,000	845,554
5.40%, 6/1/2041	266,000	265,644
5.50%, 3/15/2055	374,000	360,285
5.55%, 3/15/2056 (a)	145,000	140,638
5.80%, 3/15/2056	750,000	756,750
6.15%, 5/1/2037	551,000	598,689
Canadian National Railway Co.:
3.20%, 8/2/2046	238,000	167,840
3.65%, 2/3/2048	259,000	193,341
3.85%, 8/5/2032 (a)	200,000	191,190
4.20%, 3/12/2031	500,000	493,120
4.45%, 1/20/2049	250,000	209,630
4.75%, 11/12/2035 (a)	210,000	207,161
6.13%, 11/1/2053	210,000	219,775
6.20%, 6/1/2036	75,000	81,572
6.25%, 8/1/2034	365,000	397,394
6.38%, 11/15/2037	240,000	263,947
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	642,000	570,327
3.10%, 12/2/2051 (a)	544,000	355,966
3.50%, 5/1/2050	188,000	132,899
4.00%, 3/15/2029	65,000	64,260
4.20%, 11/15/2069 (a)	200,000	147,840
4.70%, 5/1/2048	150,000	130,168
4.80%, 3/30/2030	270,000	273,302
4.80%, 9/15/2035	250,000	247,665
4.80%, 8/1/2045	210,000	187,459
5.20%, 3/30/2035 (a)	500,000	509,195
5.50%, 3/15/2056 (a)	40,000	38,249
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 5/15/2037	$254,000	$270,005
6.13%, 9/15/2115	200,000	201,416
7.13%, 10/15/2031	315,000	351,348
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	370,000	367,295
CSX Corp.:
2.40%, 2/15/2030	351,000	326,237
3.25%, 6/1/2027	271,000	267,949
3.35%, 9/15/2049	191,000	132,090
3.80%, 3/1/2028	255,360	253,212
3.80%, 4/15/2050	250,000	185,730
3.95%, 5/1/2050	140,000	107,099
4.10%, 11/15/2032 (a)	270,000	261,754
4.10%, 3/15/2044	300,000	247,878
4.25%, 3/15/2029	542,000	541,279
4.25%, 11/1/2066	350,000	263,102
4.30%, 3/1/2048	351,000	287,293
4.50%, 11/15/2052 (a)	415,000	345,724
5.05%, 6/15/2035 (a)	750,000	752,550
5.20%, 11/15/2033 (a)	345,000	353,535
5.50%, 4/15/2041	400,000	402,896
6.15%, 5/1/2037	200,000	216,092
FedEx Corp.:
2.40%, 5/15/2031	306,000	275,633
3.10%, 8/5/2029 (a)	310,000	297,135
3.10%, 8/5/2029	332,000	317,990
3.90%, 2/1/2035	154,000	141,404
4.05%, 2/15/2048	300,000	228,561
4.25%, 5/15/2030 (a)	300,000	296,943
4.25%, 5/15/2030	200,000	197,666
4.40%, 1/15/2047	330,000	265,673
4.55%, 4/1/2046	300,000	249,237
4.75%, 11/15/2045	420,000	356,110
5.25%, 5/15/2050	385,000	352,444
Fedex Freight Holding Co., Inc.:
4.30%, 3/15/2029 (b)	105,000	103,732
4.65%, 3/15/2031 (b)	525,000	515,818
4.95%, 3/15/2033 (b)	225,000	219,422
5.25%, 3/15/2036 (b)	380,000	367,357
GXO Logistics, Inc.:
2.65%, 7/15/2031	270,000	240,457
6.50%, 5/6/2034 (a)	242,000	253,860
Norfolk Southern Corp.:
2.30%, 5/15/2031	207,000	185,437
2.55%, 11/1/2029 (a)	346,000	325,845
2.90%, 8/25/2051	290,000	177,869
3.05%, 5/15/2050	475,000	304,736
3.15%, 6/1/2027	230,000	227,005
3.16%, 5/15/2055	265,000	167,559
3.40%, 11/1/2049	257,000	177,240
3.70%, 3/15/2053	200,000	141,490
3.80%, 8/1/2028	383,000	378,956
4.05%, 8/15/2052	500,000	378,910
4.10%, 5/15/2121	300,000	202,800
Security Description	Principal Amount	Value
4.15%, 2/28/2048	$346,000	$274,184
4.45%, 3/1/2033	248,000	243,397
4.55%, 6/1/2053	480,000	394,488
5.10%, 5/1/2035	150,000	150,480
7.80%, 5/15/2027	160,000	165,954
Ryder System, Inc.:
4.30%, 12/1/2030	150,000	147,469
Series MTN, 4.85%, 6/15/2030 (a)	259,000	260,831
Series MTN, 4.90%, 12/1/2029	250,000	252,785
Series GMTN, 4.95%, 9/1/2029	225,000	227,965
Series MTN, 5.25%, 6/1/2028	250,000	254,105
Union Pacific Corp.:
2.38%, 5/20/2031	500,000	452,850
2.40%, 2/5/2030	401,000	373,038
2.80%, 2/14/2032 (a)	435,000	395,415
2.89%, 4/6/2036 (a)	696,000	584,195
2.95%, 3/10/2052	396,000	247,389
3.00%, 4/15/2027 (a)	200,000	197,526
3.25%, 2/5/2050	430,000	291,592
3.35%, 8/15/2046	155,000	110,219
3.50%, 2/14/2053	521,000	362,283
3.55%, 5/20/2061	250,000	164,885
3.60%, 9/15/2037	105,000	91,880
3.70%, 3/1/2029	597,000	588,743
3.80%, 10/1/2051	494,000	365,412
3.84%, 3/20/2060	600,000	425,370
3.95%, 9/10/2028	619,000	615,416
4.00%, 4/15/2047	200,000	157,306
4.50%, 1/20/2033 (a)	100,000	99,684
5.10%, 2/20/2035 (a)	331,000	337,104
5.15%, 1/20/2063 (a)	275,000	245,022
5.60%, 12/1/2054 (a)	360,000	352,678
United Parcel Service, Inc.:
2.50%, 9/1/2029 (a)	302,000	285,616
3.05%, 11/15/2027	439,000	432,235
3.40%, 3/15/2029	332,000	324,716
3.40%, 11/15/2046	306,000	218,882
3.75%, 11/15/2047	220,000	165,255
4.25%, 3/15/2049	200,000	160,328
4.45%, 4/1/2030 (a)	369,500	372,157
4.65%, 10/15/2030 (a)	500,000	507,030
4.88%, 3/3/2033 (a)	443,000	451,590
4.88%, 11/15/2040 (a)	260,000	247,224
5.15%, 5/22/2034 (a)	215,000	220,971
5.20%, 4/1/2040 (a)	150,000	148,152
5.25%, 5/14/2035 (a)	322,000	328,833
5.50%, 5/22/2054	310,000	295,377
5.95%, 5/14/2055 (a)	325,000	328,494
6.05%, 5/14/2065	190,000	191,028
6.20%, 1/15/2038	639,000	697,079
		38,353,241
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% *
GATX Corp.:
3.10%, 6/1/2051	$350,000	$219,748
3.50%, 6/1/2032	406,000	373,735
4.00%, 6/30/2030	344,000	334,760
4.55%, 11/7/2028	104,000	104,397
4.90%, 3/15/2033	231,000	227,004
5.50%, 6/15/2035 (a)	200,000	201,600
6.05%, 6/5/2054	250,000	248,395
		1,709,639
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031 (a)	570,000	510,424
2.95%, 9/1/2027	420,000	412,444
3.45%, 6/1/2029	229,500	223,225
3.45%, 5/1/2050	200,000	138,916
3.75%, 9/1/2047	596,000	444,372
4.15%, 6/1/2049	379,000	297,102
4.30%, 12/1/2042	300,000	259,638
4.45%, 6/1/2032	100,000	98,420
5.15%, 3/1/2034	320,000	325,283
5.20%, 4/1/2036 (d)	750,000	750,660
5.45%, 3/1/2054	225,000	213,417
5.70%, 9/1/2055	135,000	132,096
Essential Utilities, Inc.:
2.40%, 5/1/2031	430,000	385,224
4.80%, 8/15/2027	300,000	301,107
5.13%, 3/15/2036	267,000	263,246
5.25%, 8/15/2035	350,000	350,053
5.30%, 5/1/2052	200,000	181,468
United Utilities PLC 6.88%, 8/15/2028	200,000	209,974
		5,497,069
TOTAL CORPORATE BONDS & NOTES (Cost $2,318,495,564)		2,235,391,075
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2025-1, Class A3, 3.96%, 3/15/2030	57,000	56,845
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	149,265	149,425
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	500,000	502,446
Bridgecrest Lending Auto Securitization Trust Series 2025-4, Class A3, 4.24%, 10/15/2029	736,000	735,842
Security Description	Principal Amount	Value
Capital One Prime Auto Receivables Trust Series 2025-1, Class A3, 3.85%, 7/15/2030	$89,000	$88,376
CarMax Auto Owner Trust:
Series 2025-4, Class A3, 3.97%, 12/16/2030	300,000	298,105
Series 2025-2, Class A3, 4.48%, 3/15/2030	2,000,000	2,010,012
CarMax Select Receivables Trust Series 2025-B, Class A3, 4.12%, 3/15/2030	107,000	106,642
Carvana Auto Receivables Trust:
Series 2025-P4, Class A3, 4.14%, 12/10/2030	190,000	189,527
Series 2026-P1, Class A3, 4.26%, 2/10/2031	600,000	597,497
Exeter Automobile Receivables Trust Series 2026-2A, Class A3, 4.45%, 5/15/2030	500,000	500,788
Ford Credit Auto Lease Trust Series 2025-B, Class A3, 4.23%, 12/15/2028	480,000	481,014
Ford Credit Auto Owner Trust:
Series 2026-A, Class A3, 4.05%, 10/15/2030	500,000	497,537
Series 2024-C, Class A3, 4.07%, 7/15/2029	475,000	475,093
Series 2024-D, Class A3, 4.61%, 8/15/2029	500,000	503,255
Ford Credit Floorplan Master Owner Trust A Series 2025-2, Class A1, 4.06%, 9/15/2030	645,000	644,048
GM Financial Automobile Leasing Trust:
Series 2026-1, Class A3, 3.88%, 1/22/2029	500,000	497,370
Series 2025-3, Class A3, 4.17%, 8/21/2028	68,000	68,024
GM Financial Consumer Automobile Receivables Trust:
Series 2025-4, Class A3, 3.84%, 2/18/2031	1,000,000	994,556
Series 2025-3, Class A3, 4.18%, 8/16/2030	193,000	192,953
Series 2025-2, Class A3, 4.28%, 4/16/2030	134,000	134,315
Series 2025-1, Class A3, 4.62%, 12/17/2029	167,000	167,916
Honda Auto Receivables Owner Trust:
Series 2026-1, Class A3, 3.78%, 9/23/2030	55,000	54,622
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-3, Class A3, 4.04%, 2/21/2030	$200,000	$199,463
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	114,085
Series 2025-1, Class A3, 4.57%, 9/21/2029	1,050,000	1,056,924
Hyundai Auto Receivables Trust:
Series 2026-A, Class A3, 3.79%, 2/18/2031	500,000	496,127
Series 2025-C, Class A3, 3.88%, 4/15/2030	150,000	149,316
Series 2025-D, Class A3, 3.99%, 9/16/2030	300,000	299,244
Series 2025-A, Class A3, 4.32%, 10/15/2029	637,000	638,806
Series 2025-B, Class A3, 4.36%, 12/17/2029	135,000	135,283
Mercedes-Benz Auto Lease Trust:
Series 2025-B, Class A3, 3.88%, 4/16/2029	300,000	298,501
Series 2025-A, Class A3, 4.61%, 4/16/2029	119,000	119,738
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	302,000	304,096
Nissan Auto Receivables Owner Trust:
Series 2023-B, Class A3, 5.93%, 3/15/2028	57,083	57,416
Series 2025-A, Class A3, 4.49%, 12/17/2029	560,000	563,334
Santander Drive Auto Receivables Trust:
Series 2025-4, Class A3, 4.17%, 4/15/2030	322,000	322,017
Series 2025-3, Class A3, 4.38%, 1/15/2030	1,500,000	1,502,246
Toyota Auto Receivables Owner Trust:
Series 2025-D, Class A3, 3.84%, 6/17/2030	296,000	293,956
Series 2026-A, Class A3, 3.86%, 9/16/2030	400,000	397,493
Series 2025-A, Class A3, 4.64%, 8/15/2029	769,000	773,602
Volkswagen Auto Lease Trust Series 2025-A, Class A3, 4.50%, 6/20/2028	215,000	216,034
Volkswagen Auto Loan Enhanced Trust:
Series 2025-2, Class A3, 3.92%, 3/20/2030	240,000	238,797
Series 2024-1, Class A3, 4.63%, 7/20/2029	1,000,000	1,007,175
Security Description	Principal Amount	Value
World Omni Auto Receivables Trust:
Series 2026-A, Class A3, 3.86%, 5/15/2031	$143,000	$141,687
Series 2025-A, Class A3, 4.73%, 3/15/2030	636,000	640,489
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	350,000	351,278
		20,263,315
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	500,000	504,250
Series 2024-1, Class A, 5.23%, 4/15/2029	703,000	712,215
Series 2025-2, Class A, 4.28%, 4/15/2030	435,000	436,900
Series 2025-4, Class A, 4.30%, 7/15/2030	158,000	158,700
Series 2025-3, Class A, 4.51%, 4/15/2032	1,000,000	1,010,362
Series 2025-5, Class A, 4.51%, 7/15/2032	667,000	674,555
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	750,000	758,116
Series 2025-A1, Class A, 4.31%, 5/15/2030	120,000	120,488
Capital One Multi-Asset Execution Trust Series 2024-A1, Class A, 3.92%, 9/15/2029	2,000,000	1,997,997
Chase Issuance Trust Series 2025-A1, Class A, 4.16%, 7/15/2030	890,000	892,514
Citibank Credit Card Issuance Trust:
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	276,674
Series 2025-A1, Class A, 4.30%, 6/21/2030	288,000	289,177
Series 2025-A2, Class A, 4.49%, 6/21/2032	300,000	301,931
Synchrony Card Funding LLC Series 2026-A1, Class A, 4.18%, 3/15/2032	600,000	598,784
Synchrony Card Issuance Trust:
Series 2025-A3, Class A, 4.06%, 11/15/2031	500,000	498,085
Series 2025-A1, Class A, 4.78%, 2/15/2031	125,000	126,309
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	$1,000,000	$1,005,460
		10,362,517
OTHER ABS — 0.1%
John Deere Owner Trust:
Series 2024-B, Class A3, 5.20%, 3/15/2029	249,082	251,446
Series 2025-B, Class A3, 4.17%, 12/17/2029	500,000	499,430
Verizon Master Trust:
Series 2024-3, Class A1A, 5.34%, 4/22/2030	1,250,000	1,265,870
Series 2025-5, Class A1A, 4.40%, 6/20/2031	212,000	212,773
		2,229,519
TOTAL ASSET-BACKED SECURITIES (Cost $32,907,815)		32,855,351
FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.63%, 09/09/2027	281,000	279,935
3.75%, 09/05/2029	486,000	483,152
3.75%, 09/10/2030	400,000	396,300
3.75%, 01/15/2031	900,000	890,901
4.00%, 05/28/2028	258,000	258,624
4.25%, 03/01/2028	275,000	276,884
4.50%, 01/24/2030	455,000	463,399
		3,049,195
CANADA — 0.3%
Canada Government International Bonds:
3.75%, 04/26/2028	1,368,000	1,366,321
4.00%, 03/18/2030	715,000	718,008
4.63%, 04/30/2029	180,000	184,058
Export Development Canada:
3.00%, 05/25/2027	225,000	222,727
3.75%, 09/07/2027	880,000	878,585
3.88%, 02/14/2028	510,000	509,985
4.00%, 06/20/2030	405,000	405,740
4.13%, 02/13/2029	1,120,000	1,127,992
4.75%, 06/05/2034	405,000	418,262
Province of Alberta:
1.30%, 07/22/2030	302,000	269,390
3.30%, 03/15/2028	904,000	893,686
4.30%, 11/02/2035	305,000	298,640
4.50%, 06/26/2029	1,098,000	1,115,449
4.50%, 01/24/2034	200,000	200,718
Province of British Columbia:
1.30%, 01/29/2031	50,000	43,892
3.90%, 08/27/2030	920,000	913,957
Security Description	Principal Amount	Value
4.20%, 07/06/2033	$775,000	$764,169
4.70%, 01/24/2028	310,000	314,254
4.75%, 06/12/2034	1,099,000	1,116,911
4.80%, 11/15/2028	1,145,000	1,169,412
4.80%, 06/11/2035	550,000	559,047
4.90%, 04/24/2029	1,430,000	1,468,324
7.25%, 09/01/2036	180,000	217,069
Province of Manitoba:
1.50%, 10/25/2028	105,000	98,763
4.30%, 07/27/2033	280,000	277,051
4.90%, 05/31/2034	205,000	209,998
Province of New Brunswick 3.63%, 2/24/2028	215,000	213,713
Province of Ontario:
1.05%, 05/21/2027	500,000	484,293
1.13%, 10/07/2030	2,354,000	2,070,516
1.60%, 02/25/2031	500,000	444,885
1.80%, 10/14/2031	765,000	675,630
2.00%, 10/02/2029	150,000	140,334
3.10%, 05/19/2027	698,000	691,799
3.70%, 09/17/2029	300,000	297,230
3.80%, 01/29/2029	1,520,000	1,514,622
3.90%, 09/04/2030	1,920,000	1,908,353
4.85%, 06/11/2035	740,000	757,078
5.05%, 04/24/2034	425,000	441,691
Province of Quebec:
1.35%, 05/28/2030	1,004,000	901,548
2.75%, 04/12/2027	500,000	494,068
3.63%, 04/13/2028	408,000	405,694
3.88%, 01/14/2031	1,350,000	1,336,540
4.25%, 09/05/2034	765,000	750,904
4.50%, 04/03/2029	1,392,000	1,413,097
4.50%, 09/08/2033	710,000	713,031
4.63%, 08/28/2035	405,000	406,066
7.50%, 09/15/2029	255,000	283,202
Province of Saskatchewan 3.25%, 6/8/2027	322,000	319,173
		32,425,875
CHILE — 0.1%
Chile Government International Bonds:
2.55%, 01/27/2032	455,000	402,511
2.55%, 07/27/2033	500,000	426,197
3.10%, 05/07/2041	1,130,000	853,795
3.10%, 01/22/2061	500,000	308,702
3.24%, 02/06/2028	250,000	245,008
3.25%, 09/21/2071	372,000	229,235
3.50%, 01/31/2034	417,000	376,119
3.50%, 01/25/2050	575,000	411,650
3.50%, 04/15/2053	200,000	139,974
3.63%, 10/30/2042	440,000	350,760
3.86%, 06/21/2047	365,000	284,810
4.34%, 03/07/2042	541,000	474,380
4.35%, 04/13/2031	200,000	196,086
4.85%, 01/22/2029	760,000	768,707
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 01/05/2036	$820,000	$810,313
5.33%, 01/05/2054	655,000	617,409
5.65%, 01/13/2037	535,000	555,185
		7,450,841
GERMANY — 0.2%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	200,000	129,368
1.75%, 09/14/2029	220,000	205,110
2.88%, 04/03/2028 (a)	177,000	173,818
3.50%, 08/27/2027	725,000	721,679
3.50%, 08/09/2028	1,200,000	1,191,420
3.50%, 05/15/2029	975,000	965,494
3.75%, 07/15/2030	1,040,000	1,032,855
3.75%, 03/14/2031 (a)	1,715,000	1,699,136
3.88%, 05/15/2028	1,385,000	1,386,773
4.00%, 06/28/2027	3,044,000	3,049,844
4.63%, 03/18/2030 (a)	916,000	940,430
Landwirtschaftliche Rentenbank:
3.63%, 10/08/2030	1,370,000	1,350,902
4.13%, 05/28/2030	450,000	453,119
4.63%, 04/17/2029	300,000	306,348
Series 37, 2.50%, 11/15/2027 (a)	185,000	181,067
		13,787,363
HUNGARY — 0.0% *
Hungary Government International Bonds 7.63%, 3/29/2041	779,600	881,678
INDONESIA — 0.1%
Indonesia Government International Bonds:
2.15%, 07/28/2031	425,000	369,701
2.85%, 02/14/2030	221,000	205,238
3.05%, 03/12/2051	624,000	390,613
3.20%, 09/23/2061	250,000	149,655
3.40%, 09/18/2029	200,000	192,057
3.50%, 02/14/2050	292,000	201,315
3.55%, 03/31/2032	400,000	369,763
3.70%, 10/30/2049	467,000	333,805
3.85%, 10/15/2030	235,000	225,090
4.10%, 04/24/2028	275,000	272,770
4.20%, 10/15/2050	700,000	541,330
4.30%, 04/16/2031	350,000	340,902
4.30%, 03/31/2052	277,000	217,049
4.35%, 02/21/2031	355,000	346,281
4.35%, 01/11/2048	570,000	460,362
4.45%, 04/15/2070	375,000	286,460
4.65%, 09/20/2032	420,000	410,719
4.70%, 02/10/2034	320,000	308,906
4.75%, 02/11/2029	175,000	175,672
4.75%, 09/10/2034	450,000	432,762
4.85%, 01/11/2033	500,000	490,557
Security Description	Principal Amount	Value
4.90%, 04/16/2036	$350,000	$333,801
4.95%, 02/21/2036	280,000	269,570
5.15%, 09/10/2054	430,000	387,528
5.25%, 01/15/2030	375,000	379,632
5.35%, 02/11/2049	367,000	346,412
5.45%, 09/20/2052	260,500	243,478
5.48%, 02/21/2056	390,000	362,670
5.60%, 01/15/2035	700,000	710,686
		9,754,784
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	447,000	409,094
3.88%, 07/03/2050	428,000	300,108
4.13%, 01/17/2048	697,000	524,597
4.50%, 01/13/2031	1,545,000	1,513,571
4.50%, 01/30/2043	300,000	253,125
4.50%, 04/03/2120	678,000	481,403
5.00%, 01/13/2036	565,000	544,363
5.38%, 03/12/2029	200,000	202,624
5.38%, 02/19/2030	310,000	314,506
5.50%, 03/12/2034	1,095,000	1,108,108
5.63%, 02/19/2035	810,000	822,632
5.75%, 03/12/2054	980,000	910,741
5.88%, 01/13/2056	585,000	551,132
State of Israel:
2.50%, 01/15/2030	200,000	183,404
3.38%, 01/15/2050	776,000	499,397
		8,618,805
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	400,000	382,453
3.88%, 05/06/2051	1,367,000	1,000,659
4.00%, 10/17/2049	1,370,000	1,045,824
5.38%, 06/15/2033	738,000	772,047
		3,200,983
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	405,000	354,313
1.88%, 04/15/2031	1,127,000	1,009,289
2.00%, 10/17/2029	294,000	273,837
2.13%, 02/16/2029	226,000	214,357
2.75%, 11/16/2027	552,000	541,178
2.88%, 06/01/2027	1,184,000	1,168,401
2.88%, 07/21/2027	592,000	583,278
3.50%, 10/31/2028	60,000	59,253
3.88%, 07/03/2028	322,000	321,084
4.38%, 10/05/2027	174,000	174,931
4.38%, 01/24/2031	200,000	201,758
4.38%, 01/23/2036	350,000	343,523
4.63%, 07/19/2028	628,000	636,487
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 04/17/2034	$200,000	$201,869
Japan International Cooperation Agency:
1.00%, 07/22/2030	225,000	196,992
2.75%, 04/27/2027	374,000	368,930
3.25%, 05/25/2027	1,197,000	1,185,884
3.38%, 06/12/2028	366,000	360,627
4.25%, 05/22/2030	190,000	190,576
4.75%, 05/21/2029	220,000	224,136
		8,610,703
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,574,000	1,389,455
3.25%, 04/16/2030	956,000	893,398
3.50%, 02/12/2034	955,000	809,827
3.75%, 01/11/2028	200,000	197,229
3.77%, 05/24/2061	1,361,000	809,969
4.28%, 08/14/2041	1,581,000	1,236,177
4.35%, 01/15/2047	850,000	620,907
4.40%, 02/12/2052	670,000	473,305
4.50%, 04/22/2029	1,374,000	1,365,374
4.50%, 01/31/2050	931,000	683,195
4.60%, 01/23/2046	1,701,000	1,301,662
4.60%, 02/10/2048	608,600	456,079
4.75%, 03/22/2031	285,000	278,056
4.75%, 04/27/2032	386,000	370,958
4.88%, 05/19/2033	700,000	662,833
5.00%, 04/27/2051	950,000	740,026
5.38%, 03/22/2033	235,000	229,298
5.55%, 01/21/2045	449,000	402,570
5.63%, 02/09/2034	495,000	484,879
5.63%, 09/22/2035	265,000	256,146
5.85%, 07/02/2032	486,000	491,145
6.00%, 05/13/2030	472,000	486,927
6.00%, 05/07/2036	205,000	203,569
6.05%, 01/11/2040	874,000	848,617
6.13%, 02/09/2038	1,500,000	1,464,082
6.34%, 05/04/2053	980,000	910,977
6.35%, 02/09/2035	410,000	419,010
6.63%, 01/29/2038	273,000	278,087
6.75%, 02/09/2056	675,000	653,281
6.88%, 05/13/2037	1,400,000	1,463,724
7.38%, 05/13/2055	298,000	313,033
Series GMTN, 5.75%, 10/12/2110	863,000	700,329
Series MTN, 4.75%, 03/08/2044	2,246,000	1,798,787
Series MTN, 6.75%, 09/27/2034	355,000	376,389
Series MTN, 7.50%, 04/08/2033	935,000	1,055,139
Series MTN, 8.30%, 08/15/2031	600,000	695,878
		25,820,317
Security Description	Principal Amount	Value
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	$818,000	$672,196
3.87%, 07/23/2060	1,537,000	998,795
3.88%, 03/17/2028	300,000	295,018
4.30%, 04/29/2053	620,000	451,083
4.50%, 05/15/2047	215,000	169,023
4.50%, 04/16/2050	865,000	657,420
4.50%, 04/01/2056	940,000	693,320
4.50%, 01/19/2063	486,000	354,938
6.40%, 02/14/2035	459,000	477,256
6.70%, 01/26/2036	778,000	820,079
6.85%, 03/28/2054	439,000	452,097
6.88%, 01/31/2036	475,000	504,766
7.50%, 03/01/2031	490,000	537,784
7.88%, 03/01/2057	300,000	347,945
8.00%, 03/01/2038	495,000	567,141
9.38%, 04/01/2029	294,000	330,383
		8,329,244
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	200,000	164,609
2.78%, 01/23/2031	1,300,000	1,186,092
2.78%, 12/01/2060	1,150,000	606,701
2.84%, 06/20/2030	300,700	279,432
3.23%, 07/28/2121	200,000	106,823
3.55%, 03/10/2051	200,000	135,370
3.60%, 01/15/2072	288,000	176,977
5.38%, 02/08/2035	985,000	982,562
5.50%, 03/30/2036	496,000	494,895
5.63%, 11/18/2050	1,082,800	1,030,493
5.88%, 08/08/2054	560,000	538,630
6.20%, 06/30/2055	490,000	492,411
6.55%, 03/14/2037	638,000	688,773
8.75%, 11/21/2033	190,000	229,669
		7,113,437
PHILIPPINES — 0.1%
Bangko Sentral ng Pilipinas International Bonds Series A, 8.60%, 6/15/2027	200,000	208,901
Philippines Government International Bonds:
1.95%, 01/06/2032	200,000	170,770
2.46%, 05/05/2030	263,000	241,428
2.65%, 12/10/2045	795,000	499,066
2.95%, 05/05/2045	628,000	420,194
3.20%, 07/06/2046	828,000	566,829
3.56%, 09/29/2032	400,000	369,158
3.70%, 03/01/2041	800,000	641,228
3.70%, 02/02/2042	600,000	477,728
3.75%, 01/14/2029	200,000	196,114
3.95%, 01/20/2040	641,000	538,617
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 07/27/2031	$800,000	$780,814
4.38%, 03/05/2030	200,000	198,848
4.75%, 03/05/2035	740,000	711,650
5.00%, 07/17/2033	387,000	384,276
5.00%, 01/27/2036	500,000	485,821
5.00%, 01/13/2037	312,000	301,065
5.17%, 10/13/2027	300,000	303,511
5.18%, 09/05/2049	500,000	455,802
5.50%, 02/04/2035	490,000	496,214
5.50%, 01/17/2048	340,000	326,522
5.60%, 05/14/2049	450,000	434,503
5.61%, 04/13/2033	460,000	474,078
5.75%, 01/27/2051	500,000	492,639
5.90%, 02/04/2050	400,000	401,089
5.95%, 10/13/2047	675,000	682,116
6.38%, 10/23/2034	356,000	382,940
7.75%, 01/14/2031	200,000	224,574
9.50%, 02/02/2030	482,000	565,294
		12,431,789
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	750,000	758,538
4.88%, 02/12/2030	870,000	887,305
4.88%, 10/04/2033	940,000	938,310
5.13%, 09/18/2034	789,000	792,333
5.38%, 02/12/2035	495,000	502,840
5.50%, 11/16/2027	195,000	198,652
5.50%, 04/04/2053	889,000	817,232
5.50%, 03/18/2054	1,121,000	1,033,060
5.75%, 11/16/2032	452,000	474,695
		6,402,965
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.25%, 09/21/2030	200,000	176,349
2.38%, 04/21/2027	395,000	388,186
3.75%, 01/13/2029	500,000	496,446
3.75%, 09/22/2030	720,000	707,704
3.88%, 01/13/2031	300,000	296,118
4.00%, 09/11/2027	200,000	199,833
4.13%, 10/17/2027	565,000	565,599
4.25%, 09/15/2027	251,000	251,641
4.38%, 01/13/2036	300,000	292,804
4.50%, 01/11/2029	445,000	450,328
4.63%, 01/14/2028	400,000	403,823
4.88%, 01/14/2030	200,000	204,908
5.00%, 01/11/2028	658,000	668,506
5.13%, 01/11/2033	200,000	207,642
5.25%, 01/14/2035	205,000	214,574
Korea Development Bank:
1.38%, 04/25/2027	200,000	194,418
1.63%, 01/19/2031	145,000	129,009
3.75%, 01/28/2029	450,000	446,793
Security Description	Principal Amount	Value
3.75%, 09/16/2030	$715,000	$702,598
4.00%, 01/28/2031	500,000	496,387
4.38%, 02/15/2028	295,000	296,704
4.38%, 02/15/2033	730,000	726,072
4.63%, 02/03/2028	190,000	191,871
4.88%, 02/03/2030	440,000	450,925
Korea International Bonds:
1.00%, 09/16/2030	474,000	415,569
3.63%, 02/12/2029	595,000	589,812
3.63%, 10/29/2030	415,000	407,640
3.88%, 02/12/2031	520,000	514,861
4.50%, 07/03/2029	300,000	304,409
		11,391,529
SUPRANATIONAL — 1.2%
African Development Bank:
3.63%, 03/03/2031 (a)	375,000	368,955
3.88%, 06/12/2028	1,650,000	1,650,907
4.00%, 03/18/2030	910,000	912,239
4.13%, 01/22/2036	250,000	244,968
4.38%, 03/14/2028	310,000	313,057
4.50%, 06/12/2035 (a)	1,020,000	1,031,761
Series GMTN, 4.38%, 11/03/2027 (a)	1,005,000	1,013,050
Asian Development Bank:
4.38%, 03/22/2035	1,060,000	1,066,477
5.82%, 06/16/2028	1,166,000	1,210,390
Series GMTN, 0.75%, 10/08/2030	280,000	243,267
Series GMTN, 1.75%, 09/19/2029	200,000	186,340
Series GMTN, 1.88%, 01/24/2030	207,000	192,326
Series GMTN, 2.50%, 11/02/2027	418,000	409,556
Series GMTN, 2.75%, 01/19/2028	645,000	633,113
Series GMTN, 3.13%, 08/20/2027	1,263,000	1,251,039
Series GMTN, 3.63%, 08/28/2029	526,000	521,902
Series GMTN, 3.75%, 04/25/2028	1,156,000	1,154,416
Series GMTN, 3.75%, 08/28/2030	1,180,000	1,171,056
Series GMTN, 3.88%, 09/28/2032	225,000	221,735
Series GMTN, 3.88%, 06/14/2033	531,000	520,752
Series GMTN, 4.00%, 01/12/2033	745,000	738,273
Series GMTN, 4.13%, 05/30/2030	1,770,000	1,784,195
Series GMTN, 4.13%, 01/12/2034	525,000	521,335
Series GMTN, 4.25%, 01/14/2036	490,000	486,717
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.38%, 01/14/2028	$1,450,000	$1,463,789
Series GMTN, 4.38%, 03/06/2029	1,355,000	1,374,742
Series GMTN, 4.50%, 08/25/2028	2,348,000	2,384,089
Series GMTN, 4.75%, 02/12/2030	820,000	824,075
Asian Infrastructure Investment Bank:
3.63%, 09/15/2028	685,000	681,801
3.75%, 09/14/2027	508,000	507,355
4.00%, 01/18/2028	2,044,000	2,049,948
4.13%, 01/14/2036	190,000	186,947
4.50%, 01/16/2030	716,000	730,936
4.50%, 05/21/2035	400,000	405,832
Corp. Andina de Fomento:
4.13%, 01/07/2028	290,000	290,336
4.13%, 06/30/2028	187,000	187,105
4.63%, 01/15/2036	650,000	642,635
5.00%, 01/22/2030	720,000	739,174
6.00%, 04/26/2027	355,000	362,231
Council of Europe Development Bank:
3.63%, 01/26/2028	175,000	174,300
3.75%, 01/14/2031	380,000	376,314
4.13%, 01/24/2029	388,000	390,697
4.50%, 01/15/2030 (a)	332,000	338,484
4.63%, 06/11/2027	640,000	645,530
Series GMTN, 3.63%, 05/08/2028	250,000	248,873
European Bank for Reconstruction & Development:
4.13%, 01/25/2029	503,000	506,476
Series GMTN, 4.38%, 03/09/2028	900,000	908,937
Series MTN, 4.25%, 03/13/2034	220,000	219,824
European Investment Bank:
0.88%, 05/17/2030	355,000	314,349
1.25%, 02/14/2031	541,000	476,534
1.63%, 05/13/2031	150,000	133,766
3.25%, 11/15/2027	1,370,000	1,357,697
3.63%, 07/15/2030	675,000	667,075
3.75%, 03/13/2031	1,990,000	1,971,075
3.75%, 02/14/2033	2,670,000	2,606,721
3.88%, 03/15/2028	960,000	961,018
3.88%, 06/15/2028	1,030,000	1,031,298
3.88%, 10/15/2030	1,290,000	1,286,543
4.00%, 02/15/2029	1,355,000	1,360,854
4.13%, 02/13/2034	1,267,000	1,258,790
4.25%, 08/16/2032	1,899,000	1,913,774
4.25%, 02/08/2036	1,155,000	1,146,903
4.38%, 10/10/2031	1,500,000	1,525,980
4.50%, 10/16/2028	1,635,000	1,661,503
Security Description	Principal Amount	Value
4.50%, 03/14/2030	$1,675,000	$1,711,967
4.63%, 02/12/2035 (a)	1,915,000	1,962,779
4.75%, 06/15/2029	2,750,000	2,823,645
Inter-American Development Bank:
0.63%, 09/16/2027	331,000	316,002
1.13%, 07/20/2028	1,087,000	1,022,639
2.25%, 06/18/2029	805,000	765,780
2.38%, 07/07/2027	821,000	806,173
3.50%, 09/14/2029	989,000	976,667
3.75%, 06/14/2030	500,000	496,715
4.00%, 01/12/2028	211,000	211,610
4.13%, 02/15/2029	680,000	684,971
4.13%, 01/23/2036	795,000	779,505
4.38%, 07/17/2034	790,000	795,751
4.50%, 02/15/2030	1,710,000	1,746,679
Series GMTN, 1.13%, 01/13/2031	482,000	422,839
Series GMTN, 3.50%, 04/12/2033	2,367,000	2,269,480
Series GMTN, 3.63%, 09/17/2031	765,000	749,723
Series GMTN, 4.38%, 07/16/2035	415,000	416,365
Series GMTN, 4.50%, 09/13/2033	390,000	397,234
Inter-American Investment Corp.:
3.63%, 11/20/2028	335,000	332,642
4.25%, 02/14/2029	265,000	267,282
4.25%, 04/01/2030	565,000	569,430
4.75%, 09/19/2028	565,000	576,051
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	1,445,000	1,374,657
0.75%, 08/26/2030	500,000	435,970
0.88%, 05/14/2030	1,504,000	1,331,642
1.13%, 09/13/2028	3,024,000	2,834,274
1.25%, 02/10/2031	830,000	731,330
1.38%, 04/20/2028	1,435,000	1,366,393
1.63%, 11/03/2031	1,654,000	1,456,132
1.75%, 10/23/2029	856,000	795,755
2.50%, 03/29/2032	200,000	183,478
3.13%, 06/15/2027	1,745,000	1,730,063
3.50%, 07/12/2028	3,250,000	3,226,502
3.50%, 10/28/2030	1,055,000	1,035,514
3.63%, 05/05/2028	270,000	268,931
3.88%, 10/16/2029	1,010,000	1,009,828
3.88%, 02/14/2030	1,445,000	1,444,075
3.88%, 08/28/2034	689,000	670,232
4.00%, 07/25/2030	1,231,000	1,233,844
4.00%, 01/10/2031	1,548,000	1,550,755
4.00%, 05/06/2032	2,565,000	2,555,535
4.13%, 03/20/2030	845,000	851,659
4.38%, 08/27/2035	1,360,000	1,365,290
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 06/26/2028	$90,000	$90,054
4.50%, 04/10/2031	2,509,000	2,568,714
4.63%, 08/01/2028	1,920,000	1,953,965
4.75%, 11/14/2033	235,000	243,155
5.10%, 04/05/2034	550,000	552,706
Series GMTN, 4.63%, 01/15/2032	1,395,000	1,436,166
International Finance Corp.:
Series GMTN, 3.50%, 01/22/2029	525,000	520,275
Series GMTN, 3.88%, 07/02/2030	780,000	777,972
Series GMTN, 4.25%, 07/02/2029	900,000	910,098
Series GMTN, 4.50%, 01/21/2028	225,000	227,590
Series GMTN, 4.50%, 07/13/2028	547,000	554,970
Nordic Investment Bank:
3.75%, 08/28/2028	750,000	748,627
3.75%, 05/09/2030	655,000	649,642
3.75%, 01/23/2031	500,000	495,140
4.38%, 03/14/2028	610,000	615,905
		115,060,903
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.63%, 03/12/2029	507,000	503,031
3.75%, 05/08/2028	265,000	264,010
3.75%, 07/29/2030	250,000	247,308
4.13%, 06/14/2028	825,000	828,673
Series GMTN, 3.75%, 09/13/2027	486,000	484,826
Series GMTN, 3.88%, 08/04/2027	460,000	459,669
Series GMTN, 4.25%, 02/01/2029	150,000	151,342
		2,938,859
UNITED STATES — 0.0% *
Israel Government AID Bonds 5.50%, 9/18/2033	720,000	761,869
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.13%, 11/20/2045	283,000	240,293
4.38%, 10/27/2027	444,667	445,736
4.38%, 01/23/2031	930,000	928,055
4.98%, 04/20/2055	1,091,000	963,999
5.10%, 06/18/2050	1,762,333	1,614,234
5.44%, 02/14/2037	662,500	676,290
Security Description	Principal Amount	Value
7.63%, 03/21/2036	$350,000	$411,189
		5,279,796
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $291,670,913)		283,310,935
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.8%
Federal Farm Credit Banks Funding Corp.:
1.79%, 6/22/2035	115,000	89,967
2.02%, 4/1/2031	524,000	471,788
4.89%, 9/12/2033	2,000,000	1,981,120
Federal Home Loan Banks:
3.25%, 11/16/2028	2,765,000	2,725,757
3.50%, 10/4/2027	845,000	840,737
3.50%, 3/3/2028	850,000	844,952
3.88%, 6/4/2027	3,615,000	3,617,055
4.00%, 6/30/2028	2,765,000	2,774,584
4.25%, 12/10/2027	35,000	35,208
4.50%, 3/10/2028	270,000	273,278
4.75%, 4/9/2027	1,315,000	1,328,090
4.75%, 3/10/2034	4,625,000	4,739,354
Series 677, 5.50%, 7/15/2036	500,000	542,911
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2037	6,337,895	5,714,785
1.50%, 4/1/2037	3,938,547	3,543,593
1.50%, 5/1/2041	3,369,889	2,861,146
1.50%, 2/1/2051	5,036,870	3,896,346
1.50%, 6/1/2051	207,396	160,379
1.50%, 10/1/2051	5,360,764	4,144,634
1.50%, 11/1/2051	4,800,280	3,711,113
2.00%, 7/1/2035	2,239,606	2,076,228
2.00%, 2/1/2036	2,262,675	2,084,943
2.00%, 6/1/2036	7,693,901	7,103,504
2.00%, 1/1/2037	2,204,633	2,030,994
2.00%, 2/1/2037	2,776,380	2,562,849
2.00%, 4/1/2037	1,956,581	1,800,046
2.00%, 6/1/2037	765,232	708,701
2.00%, 3/1/2042	1,312,851	1,144,365
2.00%, 6/1/2050	178,223	146,167
2.00%, 8/1/2050	16,560,213	13,645,198
2.00%, 9/1/2050	457,744	373,022
2.00%, 11/1/2050	24,053,008	19,584,308
2.00%, 1/1/2051	17,166,997	13,965,624
2.00%, 2/1/2051	19,383,286	15,761,839
2.00%, 4/1/2051	5,722,236	4,608,342
2.00%, 9/1/2051	16,438,494	13,326,995
2.00%, 11/1/2051	20,117,000	16,295,171
2.00%, 12/1/2051	2,338,746	1,921,217
2.00%, 2/1/2052	15,489,724	12,530,751
2.00%, 3/1/2052	6,164,683	4,991,975
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 5/1/2052	$3,290,698	$2,698,627
2.00%, 8/1/2052	7,423,218	6,011,099
2.50%, 7/1/2028	10,575	10,401
2.50%, 9/1/2028	20,135	19,768
2.50%, 10/1/2029	64,633	63,237
2.50%, 1/1/2031	106,065	102,989
2.50%, 5/1/2031	329,930	319,318
2.50%, 6/1/2031	129,683	125,446
2.50%, 11/1/2032	319,098	306,197
2.50%, 12/1/2032	262,147	251,426
2.50%, 2/1/2033	475,512	455,689
2.50%, 3/1/2033	870,730	833,454
2.50%, 8/1/2035	1,663,094	1,581,844
2.50%, 4/1/2037	558,442	528,719
2.50%, 9/1/2046	503,234	438,683
2.50%, 8/1/2050	11,110,784	9,468,937
2.50%, 9/1/2050	252,349	214,981
2.50%, 10/1/2050	6,409,076	5,447,940
2.50%, 11/1/2050	4,935,359	4,201,463
2.50%, 12/1/2050	8,111,119	6,902,465
2.50%, 5/1/2051	204,698	175,750
2.50%, 6/1/2051	14,254,935	11,995,383
2.50%, 7/1/2051	1,045,171	887,191
2.50%, 9/1/2051	13,459,966	11,417,952
2.50%, 10/1/2051	11,263,873	9,552,207
2.50%, 11/1/2051	13,653,120	11,572,471
2.50%, 12/1/2051	11,539,125	9,777,055
2.50%, 1/1/2052	8,423,312	7,221,670
2.50%, 3/1/2052	6,831,229	5,780,304
2.50%, 4/1/2052	22,487,256	19,212,316
2.50%, 5/1/2052	99,848	84,569
2.50%, 1/1/2054	1,939,513	1,642,138
3.00%, 11/1/2027	86,695	86,013
3.00%, 2/1/2029	44,679	44,002
3.00%, 7/1/2029	42,071	41,479
3.00%, 9/1/2029	68,230	67,216
3.00%, 4/1/2030	75,943	74,671
3.00%, 7/1/2030	39,897	39,207
3.00%, 12/1/2030	260,675	255,504
3.00%, 2/1/2031	496,429	485,197
3.00%, 3/1/2031	24,114	23,579
3.00%, 5/1/2031	194,440	190,033
3.00%, 6/1/2031	9,990	9,760
3.00%, 9/1/2032	498,804	484,996
3.00%, 4/1/2033	1,056,842	1,040,482
3.00%, 5/1/2033	1,053,971	1,021,075
3.00%, 7/1/2035	126,724	121,284
3.00%, 4/1/2036	245,331	234,526
3.00%, 8/1/2036	408,355	393,291
3.00%, 5/1/2037	1,707,645	1,641,785
3.00%, 2/1/2043	198,983	183,556
3.00%, 3/1/2043	480,242	441,257
3.00%, 4/1/2043	525,594	482,903
3.00%, 7/1/2043	190,757	175,263
3.00%, 8/1/2043	87,692	80,569
Security Description	Principal Amount	Value
3.00%, 9/1/2043	$129,141	$118,652
3.00%, 10/1/2043	97,510	89,590
3.00%, 6/1/2045	305,543	277,573
3.00%, 8/1/2045	955,981	875,729
3.00%, 4/1/2046	445,035	402,031
3.00%, 9/1/2046	330,731	298,773
3.00%, 10/1/2046	1,833,177	1,656,036
3.00%, 11/1/2046	552,234	498,871
3.00%, 12/1/2046	1,165,936	1,053,271
3.00%, 2/1/2047	1,079,931	975,576
3.00%, 7/1/2047	2,382,806	2,149,883
3.00%, 12/1/2047	1,976,605	1,782,066
3.00%, 1/1/2048	533,636	481,115
3.00%, 2/1/2048	1,118,664	1,008,564
3.00%, 3/1/2048	55,968	50,460
3.00%, 11/1/2048	1,373,502	1,239,240
3.00%, 10/1/2049	1,292,647	1,152,162
3.00%, 12/1/2049	971,624	866,027
3.00%, 1/1/2050	2,756,397	2,456,830
3.00%, 2/1/2050	3,011,382	2,684,103
3.00%, 4/1/2050	5,105,287	4,547,213
3.00%, 5/1/2050	113,200	101,839
3.00%, 3/1/2052	9,616,611	8,480,958
3.00%, 4/1/2052	5,218,499	4,623,499
3.00%, 8/1/2052	1,202,728	1,060,694
3.00%, 10/1/2053	2,945,227	2,596,047
3.50%, 5/1/2026	4,376	4,366
3.50%, 1/1/2029	12,578	12,462
3.50%, 11/1/2029	55,051	54,562
3.50%, 2/1/2030	53,645	53,147
3.50%, 3/1/2032	78,258	77,044
3.50%, 6/1/2033	166,490	163,363
3.50%, 1/1/2034	402,145	394,093
3.50%, 10/1/2037	2,358,639	2,282,824
3.50%, 3/1/2038	486,657	470,009
3.50%, 10/1/2041	82,694	78,595
3.50%, 11/1/2041	1,585	1,508
3.50%, 12/1/2041	87,888	83,597
3.50%, 4/1/2043	211,818	200,697
3.50%, 5/1/2043	189,792	179,833
3.50%, 8/1/2043	348,245	330,188
3.50%, 6/1/2044	66,662	62,779
3.50%, 8/1/2044	136,329	128,389
3.50%, 9/1/2044	45,501	43,013
3.50%, 10/1/2044	77,900	73,363
3.50%, 11/1/2044	123,279	116,098
3.50%, 12/1/2044	107,703	101,465
3.50%, 1/1/2045	131,177	123,537
3.50%, 2/1/2045	182,371	171,750
3.50%, 3/1/2045	67,401	63,083
3.50%, 7/1/2045	2,337,731	2,213,345
3.50%, 8/1/2045	60,800	56,905
3.50%, 10/1/2045	164,810	154,253
3.50%, 11/1/2045	58,029	54,312
3.50%, 12/1/2045	321,580	301,910
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/1/2046	$26,039	$24,371
3.50%, 2/1/2046	7,356	6,885
3.50%, 3/1/2046	417,451	389,749
3.50%, 4/1/2046	11,561	10,793
3.50%, 5/1/2046	172,428	160,969
3.50%, 7/1/2046	33,384	31,162
3.50%, 8/1/2046	968,725	906,599
3.50%, 9/1/2046	2,002,932	1,869,856
3.50%, 11/1/2046	17,232	16,087
3.50%, 12/1/2046	260,958	243,615
3.50%, 4/1/2047	29,109	27,119
3.50%, 9/1/2047	1,349,570	1,257,314
3.50%, 10/1/2047	192,325	179,178
3.50%, 11/1/2047	106,088	98,836
3.50%, 12/1/2047	275,504	256,671
3.50%, 1/1/2048	490,954	457,393
3.50%, 2/1/2048	1,313,464	1,223,676
3.50%, 7/1/2048	263,387	244,784
3.50%, 11/1/2048	717,967	667,258
3.50%, 6/1/2049	905,069	838,163
3.50%, 7/1/2049	546,622	506,214
3.50%, 8/1/2049	42,984	39,806
3.50%, 9/1/2049	4,135,522	3,863,335
3.50%, 3/1/2050	2,303,503	2,133,220
3.50%, 5/1/2051	3,492,915	3,234,707
3.50%, 6/1/2052	2,474,416	2,302,373
3.50%, 9/1/2052	9,789,273	8,992,710
4.00%, 6/1/2026	298	297
4.00%, 7/1/2029	5,753	5,733
4.00%, 8/1/2039	44,844	43,837
4.00%, 10/1/2040	55,531	54,311
4.00%, 12/1/2040	122,428	119,744
4.00%, 8/1/2041	8,158	7,952
4.00%, 12/1/2041	169,885	165,587
4.00%, 4/1/2042	110,188	107,400
4.00%, 6/1/2042	341,934	333,129
4.00%, 12/1/2043	61,235	59,534
4.00%, 5/1/2044	129,016	124,479
4.00%, 7/1/2044	194,912	188,063
4.00%, 12/1/2044	72,554	70,005
4.00%, 4/1/2045	133,308	128,480
4.00%, 5/1/2045	749,311	730,352
4.00%, 6/1/2045	47,763	46,040
4.00%, 8/1/2045	19,171	18,477
4.00%, 10/1/2045	236,336	227,776
4.00%, 11/1/2045	1,035,063	996,296
4.00%, 12/1/2045	46,238	44,565
4.00%, 1/1/2046	161,729	155,871
4.00%, 3/1/2046	135,956	131,076
4.00%, 4/1/2046	19,785	19,001
4.00%, 5/1/2046	13,248	12,723
4.00%, 1/1/2047	2,563,652	2,458,966
4.00%, 9/1/2047	103,217	98,846
4.00%, 11/1/2047	633,332	606,509
4.00%, 12/1/2047	253,879	243,126
Security Description	Principal Amount	Value
4.00%, 1/1/2048	$371,262	$355,537
4.00%, 4/1/2048	525,256	501,923
4.00%, 5/1/2048	862,112	823,815
4.00%, 7/1/2048	590,265	564,044
4.00%, 8/1/2048	31,266	29,877
4.00%, 10/1/2048	1,044,516	998,116
4.00%, 12/1/2048	502,878	480,540
4.00%, 9/1/2049	541,770	516,150
4.00%, 6/1/2050	701,640	668,767
4.00%, 2/1/2051	1,180,202	1,124,391
4.00%, 10/1/2052	1,578,351	1,494,307
4.00%, 1/1/2053	3,201,872	3,027,719
4.00%, 2/1/2053	4,791,356	4,568,836
4.00%, 5/1/2053	6,681,272	6,349,980
4.50%, 2/1/2039	901	901
4.50%, 6/1/2039	44,074	44,060
4.50%, 9/1/2039	37,512	37,500
4.50%, 12/1/2039	23,143	23,135
4.50%, 2/1/2040	15,442	15,431
4.50%, 3/1/2040	10,894	10,886
4.50%, 6/1/2040	425	425
4.50%, 12/1/2040	150,089	149,976
4.50%, 4/1/2041	2,424	2,416
4.50%, 7/1/2041	85,853	85,555
4.50%, 8/1/2041	7,639	7,613
4.50%, 9/1/2041	30,175	30,070
4.50%, 10/1/2041	227,938	227,768
4.50%, 5/1/2042	12,499	12,490
4.50%, 10/1/2043	3,788	3,763
4.50%, 8/1/2044	4,591	4,554
4.50%, 9/1/2044	113,272	112,348
4.50%, 1/1/2045	5,478	5,433
4.50%, 4/1/2047	33,377	32,785
4.50%, 10/1/2047	32,146	31,575
4.50%, 12/1/2047	103,055	101,226
4.50%, 1/1/2048	316,971	311,345
4.50%, 5/1/2048	422,325	414,288
4.50%, 6/1/2048	131,030	128,536
4.50%, 7/1/2048	353,536	347,235
4.50%, 11/1/2048	35,074	34,449
4.50%, 12/1/2048	224,018	220,025
4.50%, 3/1/2049	319,074	313,387
4.50%, 7/1/2049	1,781,583	1,741,662
4.50%, 6/1/2052	2,050,175	1,987,191
4.50%, 10/1/2052	1,239,297	1,200,855
4.50%, 11/1/2052	85,336	82,681
4.50%, 12/1/2052	5,029,671	4,904,486
4.50%, 1/1/2053	853,793	827,150
4.50%, 5/1/2053	8,145,996	7,881,995
4.50%, 8/1/2053	1,464,785	1,419,213
5.00%, 10/1/2033	2,569	2,616
5.00%, 11/1/2035	5,235	5,329
5.00%, 4/1/2036	8,565	8,718
5.00%, 12/1/2036	855	871
5.00%, 2/1/2038	80,804	82,280
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2038	$46,205	$47,049
5.00%, 6/1/2038	13,572	13,820
5.00%, 11/1/2038	112,771	114,830
5.00%, 1/1/2039	16,730	17,035
5.00%, 2/1/2039	36,162	36,821
5.00%, 3/1/2039	107,013	108,974
5.00%, 10/1/2039	10,504	10,696
5.00%, 2/1/2040	25,404	25,866
5.00%, 3/1/2046	2,466,584	2,461,555
5.00%, 7/1/2048	445,719	448,984
5.00%, 9/1/2048	94,278	94,968
5.00%, 11/1/2048	395,926	398,323
5.00%, 3/1/2049	164,960	166,168
5.00%, 3/1/2050	478,552	481,461
5.00%, 9/1/2052	3,670,064	3,642,280
5.00%, 10/1/2052	1,959,905	1,949,863
5.00%, 12/1/2052	3,263,112	3,249,649
5.00%, 2/1/2053	15,825,315	15,688,134
5.00%, 7/1/2053	14,843,911	14,711,460
5.00%, 11/1/2054	7,670,051	7,572,581
5.00%, 1/1/2055	3,221,616	3,180,676
5.50%, 11/1/2026	860	861
5.50%, 6/1/2027	646	648
5.50%, 4/1/2028	1,418	1,430
5.50%, 7/1/2028	3,033	3,062
5.50%, 7/1/2033	429	440
5.50%, 1/1/2037	26,488	27,388
5.50%, 9/1/2037	123	127
5.50%, 11/1/2037	1,882	1,950
5.50%, 1/1/2038	80,607	83,511
5.50%, 4/1/2038	66,731	69,203
5.50%, 7/1/2038	81,595	84,619
5.50%, 10/1/2038	1,784	1,850
5.50%, 4/1/2039	26,602	27,616
5.50%, 12/1/2052	1,048,162	1,068,315
5.50%, 2/1/2053	2,389,476	2,412,836
5.50%, 7/1/2053	10,332,162	10,416,616
5.50%, 1/1/2054	971,019	986,108
5.50%, 3/1/2054	8,772,367	8,825,646
5.50%, 11/1/2054	11,250,078	11,319,891
5.50%, 2/1/2055	5,283,338	5,341,117
5.50%, 5/1/2055	4,264,199	4,285,114
5.50%, 6/1/2055	2,597,061	2,609,799
5.50%, 8/1/2055	20,611,112	20,712,204
5.50%, 9/1/2055	7,175,959	7,284,094
5.50%, 10/1/2055	13,603,155	13,669,875
6.00%, 2/1/2028	36	37
6.00%, 11/1/2029	292	297
6.00%, 8/1/2031	1,563	1,608
6.00%, 10/1/2032	1,448	1,494
6.00%, 11/1/2032	1,713	1,768
6.00%, 12/1/2032	696	718
6.00%, 1/1/2033	2,354	2,430
6.00%, 2/1/2033	1,275	1,313
6.00%, 3/1/2033	1,500	1,548
Security Description	Principal Amount	Value
6.00%, 6/1/2033	$2,482	$2,572
6.00%, 3/1/2036	3,037	3,188
6.00%, 8/1/2036	16,780	17,615
6.00%, 1/1/2037	1,726	1,812
6.00%, 6/1/2037	50,754	53,460
6.00%, 11/1/2037	38,460	40,511
6.00%, 12/1/2037	1,510	1,591
6.00%, 10/1/2038	1,449	1,527
6.00%, 3/1/2040	1,011	1,065
6.00%, 4/1/2040	1,597,969	1,650,965
6.00%, 5/1/2040	170,518	179,646
6.00%, 2/1/2053	3,084,191	3,154,113
6.00%, 6/1/2053	1,491,857	1,523,748
6.00%, 9/1/2053	3,155,365	3,265,223
6.00%, 11/1/2053	11,514,140	11,764,038
6.00%, 12/1/2053	2,237,275	2,285,693
6.00%, 8/1/2054	13,872,558	14,148,000
6.00%, 3/1/2055	5,273,650	5,415,903
6.00%, 6/1/2055	12,949,641	13,191,425
6.00%, 7/1/2055	4,036,420	4,111,784
6.00%, 8/1/2055	17,765,119	18,100,999
6.00%, 9/1/2055	8,000,000	8,153,350
6.25%, 7/15/2032 (a)	2,769,000	3,090,357
6.50%, 12/1/2030	130	132
6.50%, 8/1/2031	1,179	1,231
6.50%, 12/1/2031	833	870
6.50%, 7/1/2032	244	256
6.50%, 11/1/2037	13,858	14,769
6.50%, 2/1/2038	3,959	4,220
6.50%, 9/1/2038	39,511	42,108
6.50%, 9/1/2039	21,458	22,814
6.50%, 2/1/2053	895,546	929,808
6.50%, 10/1/2053	3,344,901	3,460,639
6.50%, 11/1/2053	609,892	630,995
6.50%, 12/1/2053	6,066,662	6,376,066
6.50%, 1/1/2054	5,775,458	5,975,296
6.50%, 4/1/2055	6,461,177	6,676,275
6.50%, 9/1/2055	1,571,996	1,624,329
6.75%, 9/15/2029	513,000	559,929
6.75%, 3/15/2031	1,895,000	2,127,918
7.00%, 7/1/2029	9,156	9,264
7.00%, 1/1/2030	118	120
7.00%, 4/1/2030	36	37
7.00%, 2/1/2031	44	46
7.00%, 9/1/2031	1,826	1,922
7.00%, 1/1/2054	1,579,215	1,661,037
7.50%, 3/1/2028	827	837
Series 1, Zero Coupon, 11/15/2038	1,376,000	753,399
Series MTN, Zero Coupon, 12/14/2029	200,000	172,766
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K067, Class AM, 3.28%, 8/25/2027	500,000	494,187
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series K069, Class A2, 3.19%, 9/25/2027 (c)	$1,448,679	$1,430,568
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,482,465
Series K076, Class A2, 3.90%, 4/25/2028	100,000	99,532
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,144,630
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	523,851
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,195,669
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	794,584
Series K087, Class A2, 3.77%, 12/25/2028	261,386	259,067
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,463,433
Series K092, Class A2, 3.30%, 4/25/2029	500,000	488,555
Series K093, Class A2, 2.98%, 5/25/2029	491,177	475,960
Series K094, Class A2, 2.90%, 6/25/2029	531,291	512,405
Series K101, Class A2, 2.52%, 10/25/2029	500,000	474,149
Series K105, Class A2, 1.87%, 1/25/2030	58,333	53,798
Series K108, Class A2, 1.52%, 3/25/2030	888,889	807,720
Series K109, Class A2, 1.56%, 4/25/2030	640,000	580,088
Series K110, Class A2, 1.48%, 4/25/2030	230,357	208,430
Series K114, Class A2, 1.37%, 6/25/2030	250,000	223,266
Series K115, Class A2, 1.38%, 6/25/2030	500,000	447,065
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,098,991
Series K121, Class A2, 1.55%, 10/25/2030	340,000	303,129
Series K123, Class A2, 1.62%, 12/25/2030	233,333	208,279
Series K128, Class A2, 2.02%, 3/25/2031	650,000	588,683
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	889,980
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,342,573
Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	796,627
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	539,449
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	405,279
Security Description	Principal Amount	Value
Series K-162, Class A2, 5.15%, 12/25/2033 (c)	$100,000	$104,093
Series K520, Class A2, 5.18%, 3/25/2029 (c)	1,308,412	1,342,524
Series K528, Class A2, 4.51%, 7/25/2029	342,466	345,710
Series K735, Class A2, 2.86%, 5/25/2026	304,246	303,270
Series K743, Class A2, 1.77%, 5/25/2028	500,000	476,776
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,428,431
Series K755, Class A2, 5.20%, 2/25/2031	1,350,000	1,402,792
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	198,692
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,562,679
Series K-174, Class A2, VRN, 4.53%, 10/25/2035 (c)	1,500,000	1,491,641
Series K-178, Class A2, VRN, 4.40%, 2/25/2036 (c)	1,000,000	982,701
Series K540, Class A2, VRN, 4.51%, 2/25/2030 (c)	1,375,000	1,389,041
Series K542, Class A2, VRN, 4.40%, 4/25/2030	1,050,000	1,056,961
Series K545, Class A2, VRN, 4.29%, 7/25/2030 (c)	1,200,000	1,202,501
Series K549, Class A2, VRN, 4.34%, 9/25/2030 (c)	1,500,000	1,505,819
Series K550, Class A2, VRN, 4.16%, 10/25/2030 (c)	857,143	854,148
Series K555, Class A2, VRN, 4.05%, 1/25/2031 (c)	500,000	495,550
Series K556, Class A2, VRN, 3.95%, 1/25/2031 (c)	500,000	492,965
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	411,812
Series K763, Class A2, VRN, 4.17%, 10/25/2032 (c)	937,500	925,230
Federal National Mortgage Association:
0.75%, 10/8/2027	5,433,000	5,186,885
0.88%, 8/5/2030	1,390,000	1,221,434
1.50%, 4/1/2036	79,891	72,203
1.50%, 7/1/2036	8,690,031	7,820,399
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 1/1/2037	$2,529,548	$2,281,442
1.50%, 3/1/2037	12,071,156	10,878,690
1.50%, 4/1/2037	2,990,787	2,690,873
1.50%, 8/1/2037	3,840,836	3,465,892
1.50%, 11/1/2041	1,647,488	1,395,708
1.50%, 1/1/2042	2,998,337	2,539,182
1.50%, 11/1/2050	137,347	106,282
1.50%, 3/1/2051	250,689	193,887
1.50%, 7/1/2051	1,088,311	841,588
1.50%, 10/1/2051	11,041,903	8,536,963
1.50%, 11/1/2051	13,928,967	10,738,144
2.00%, 9/1/2035	3,730,521	3,456,083
2.00%, 10/1/2035	122,333	113,424
2.00%, 11/1/2035	3,721,060	3,445,025
2.00%, 12/1/2035	2,189,058	2,025,320
2.00%, 1/1/2036	149,235	138,072
2.00%, 2/1/2036	3,927,621	3,632,633
2.00%, 4/1/2036	368,776	340,567
2.00%, 6/1/2036	8,879,204	8,191,680
2.00%, 10/1/2036	1,170,220	1,079,136
2.00%, 11/1/2036	128,982	119,106
2.00%, 12/1/2036	8,949,841	8,247,705
2.00%, 4/1/2037	645,788	594,122
2.00%, 5/1/2037	2,352,025	2,163,852
2.00%, 8/1/2040	474,784	420,081
2.00%, 10/1/2040	1,074,361	949,086
2.00%, 11/1/2040	2,736,234	2,415,280
2.00%, 12/1/2040	2,236,674	1,972,765
2.00%, 2/1/2041	1,198,266	1,055,217
2.00%, 10/1/2041	4,658,151	4,068,452
2.00%, 11/1/2041	5,443,190	4,750,710
2.00%, 1/1/2042	351,799	306,604
2.00%, 2/1/2042	2,957,775	2,575,947
2.00%, 5/1/2042	1,722,030	1,499,955
2.00%, 8/1/2042	1,436,661	1,251,198
2.00%, 6/1/2050	513,073	418,647
2.00%, 7/1/2050	259,480	211,635
2.00%, 8/1/2050	11,511,485	9,381,167
2.00%, 9/1/2050	2,938,001	2,422,680
2.00%, 10/1/2050	19,034,772	15,505,037
2.00%, 11/1/2050	1,207,438	985,373
2.00%, 12/1/2050	16,399,438	13,348,489
2.00%, 1/1/2051	8,641,489	7,029,988
2.00%, 2/1/2051	9,081,596	7,386,489
2.00%, 3/1/2051	7,649,841	6,217,593
2.00%, 4/1/2051	17,247,687	14,017,912
2.00%, 5/1/2051	11,635,633	9,460,501
2.00%, 6/1/2051	702,029	573,894
2.00%, 7/1/2051	16,120,181	13,083,358
2.00%, 8/1/2051	3,370,959	2,743,506
2.00%, 9/1/2051	2,736,907	2,220,296
2.00%, 11/1/2051	27,788,384	22,522,431
2.00%, 12/1/2051	190,546	156,554
2.00%, 1/1/2052	13,061,397	10,573,504
2.00%, 2/1/2052	2,389,339	1,934,578
Security Description	Principal Amount	Value
2.00%, 3/1/2052	$15,857,267	$12,873,307
2.00%, 5/1/2052	6,662,168	5,473,335
2.00%, 10/1/2052	1,305,139	1,056,732
2.50%, 3/1/2028	45,707	44,967
2.50%, 7/1/2028	57,055	56,003
2.50%, 8/1/2028	151,101	148,270
2.50%, 9/1/2028	15,578	15,285
2.50%, 10/1/2028	38,300	37,615
2.50%, 3/1/2029	117,278	115,386
2.50%, 2/1/2030	88,598	86,398
2.50%, 5/1/2030	155,763	151,783
2.50%, 7/1/2030	494,058	484,741
2.50%, 2/1/2031	202,719	196,821
2.50%, 6/1/2032	3,054,557	2,953,942
2.50%, 12/1/2032	381,429	365,370
2.50%, 1/1/2033	597,517	572,215
2.50%, 12/1/2033	938,324	907,882
2.50%, 2/1/2035	2,875,011	2,745,662
2.50%, 2/1/2036	2,586,871	2,459,243
2.50%, 3/1/2036	144,190	137,038
2.50%, 5/1/2036	945,708	895,374
2.50%, 2/1/2037	1,129,303	1,070,586
2.50%, 3/1/2037	2,559,508	2,417,652
2.50%, 4/1/2037	970,657	917,824
2.50%, 4/1/2038	587,135	551,350
2.50%, 2/1/2040	316,361	289,237
2.50%, 5/1/2040	1,033,633	942,421
2.50%, 6/1/2040	66,747	60,831
2.50%, 8/1/2040	78,761	71,720
2.50%, 7/1/2041	4,004,825	3,614,588
2.50%, 4/1/2042	2,860,531	2,568,385
2.50%, 10/1/2042	142,376	127,398
2.50%, 11/1/2049	6,014,877	5,136,810
2.50%, 1/1/2050	1,938,254	1,655,303
2.50%, 6/1/2050	3,388,209	2,888,583
2.50%, 7/1/2050	5,136,779	4,379,308
2.50%, 8/1/2050	5,927,908	5,051,938
2.50%, 10/1/2050	12,738,974	10,848,621
2.50%, 4/1/2051	9,006,869	7,653,842
2.50%, 5/1/2051	140,560	120,635
2.50%, 7/1/2051	12,894,295	10,945,289
2.50%, 8/1/2051	11,065,437	9,390,295
2.50%, 9/1/2051	8,199,716	6,955,859
2.50%, 10/1/2051	27,157,078	23,003,225
2.50%, 12/1/2051	136,126	116,505
2.50%, 1/1/2052	176,952	151,139
2.50%, 3/1/2052	15,580,093	13,183,231
2.50%, 4/1/2052	5,551,333	4,746,965
2.50%, 5/1/2052	1,874,926	1,601,527
2.50%, 7/1/2052	3,220,904	2,724,646
2.50%, 9/1/2052	2,691,749	2,279,038
2.50%, 1/1/2054	3,363,966	2,852,363
3.00%, 8/1/2027	10,416	10,338
3.00%, 11/1/2028	69,189	68,160
3.00%, 6/1/2029	27,551	27,159
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/1/2029	$114,478	$112,732
3.00%, 9/1/2029	43,933	43,235
3.00%, 4/1/2030	8,649	8,497
3.00%, 6/1/2030	62,778	61,669
3.00%, 8/1/2030	9,724	9,529
3.00%, 9/1/2030	24,782	24,301
3.00%, 11/1/2030	40,326	39,521
3.00%, 12/1/2030	151,903	148,818
3.00%, 3/1/2031	12,105	11,833
3.00%, 4/1/2031	65,793	64,341
3.00%, 2/1/2032	11,671	11,374
3.00%, 6/1/2032	731,757	711,525
3.00%, 8/1/2032	10,356	10,058
3.00%, 10/1/2032	214,745	208,502
3.00%, 1/1/2033	157,930	153,181
3.00%, 2/1/2033	346,777	336,092
3.00%, 5/1/2033	68,846	66,523
3.00%, 2/1/2034	359,158	346,961
3.00%, 8/1/2034	2,149,613	2,070,687
3.00%, 2/1/2035	79,113	75,843
3.00%, 3/1/2035	64,525	61,856
3.00%, 6/1/2035	470,050	451,834
3.00%, 12/1/2035	45,263	43,322
3.00%, 2/1/2036	183,851	175,357
3.00%, 9/1/2036	54,854	52,258
3.00%, 11/1/2036	2,039,834	1,940,539
3.00%, 1/1/2037	536,691	510,323
3.00%, 9/1/2037	415,869	393,949
3.00%, 1/1/2038	777,212	734,010
3.00%, 5/1/2040	743,596	696,555
3.00%, 6/1/2042	3,469,002	3,203,575
3.00%, 12/1/2042	149,931	138,114
3.00%, 1/1/2043	627,833	578,359
3.00%, 2/1/2043	6,840	6,301
3.00%, 3/1/2043	514,682	472,288
3.00%, 4/1/2043	132,739	121,808
3.00%, 5/1/2043	906,969	832,306
3.00%, 6/1/2043	684,104	627,771
3.00%, 7/1/2043	702,415	644,572
3.00%, 8/1/2043	371,307	341,896
3.00%, 2/1/2044	2,456,496	2,254,209
3.00%, 5/1/2045	2,443,759	2,242,521
3.00%, 6/1/2045	22,878	20,758
3.00%, 8/1/2045	3,563,543	3,270,093
3.00%, 9/1/2045	227,301	206,238
3.00%, 11/1/2045	490,058	444,647
3.00%, 5/1/2046	569,781	514,083
3.00%, 8/1/2046	498,342	449,628
3.00%, 9/1/2046	517,235	466,675
3.00%, 10/1/2046	197,154	177,882
3.00%, 11/1/2046	2,296,122	2,096,299
3.00%, 1/1/2047	1,852,607	1,671,511
3.00%, 3/1/2047	1,898,953	1,722,106
3.00%, 5/1/2047	138,816	124,999
3.00%, 7/1/2047	1,625,634	1,466,726
Security Description	Principal Amount	Value
3.00%, 10/1/2047	$2,060,432	$1,858,720
3.00%, 12/1/2047	2,936,314	2,649,285
3.00%, 2/1/2048	1,996,219	1,798,462
3.00%, 12/1/2049	7,611,973	6,785,148
3.00%, 1/1/2050	10,214,428	9,104,317
3.00%, 7/1/2050	3,081,837	2,742,067
3.00%, 9/1/2050	10,136,202	9,038,214
3.00%, 1/1/2051	9,020,317	8,089,908
3.00%, 9/1/2051	5,631,730	4,990,644
3.00%, 1/1/2052	4,972,194	4,400,020
3.00%, 2/1/2052	9,863,683	8,756,145
3.00%, 5/1/2052	13,073,586	11,579,984
3.00%, 6/1/2052	2,109,022	1,859,471
3.00%, 3/1/2053	1,466,589	1,293,396
3.50%, 1/1/2027	4,493	4,469
3.50%, 1/1/2029	1,171	1,158
3.50%, 5/1/2029	21,519	21,341
3.50%, 12/1/2029	5,045	5,003
3.50%, 1/1/2030	26,113	25,849
3.50%, 10/1/2030	6,846	6,775
3.50%, 11/1/2030	3,672	3,627
3.50%, 3/1/2031	160,192	158,174
3.50%, 6/1/2033	342,082	335,186
3.50%, 6/1/2034	165,600	161,523
3.50%, 7/1/2034	290,041	282,963
3.50%, 11/1/2034	1,031,331	1,004,687
3.50%, 2/1/2037	151,336	146,596
3.50%, 2/1/2038	104,592	101,043
3.50%, 4/1/2038	484,350	465,870
3.50%, 5/1/2038	173,866	167,194
3.50%, 12/1/2040	184,764	176,723
3.50%, 6/1/2041	42,878	41,012
3.50%, 11/1/2041	43,545	41,372
3.50%, 12/1/2041	6,994	6,645
3.50%, 1/1/2042	72,114	68,594
3.50%, 2/1/2042	13,811	13,121
3.50%, 3/1/2042	133,216	126,326
3.50%, 4/1/2042	19,031	18,046
3.50%, 5/1/2042	396,905	376,367
3.50%, 8/1/2042	160,240	151,949
3.50%, 10/1/2042	262,287	248,706
3.50%, 11/1/2042	38,761	36,756
3.50%, 12/1/2042	44,093	41,811
3.50%, 1/1/2043	74,072	70,239
3.50%, 4/1/2043	37,008	35,046
3.50%, 5/1/2043	54,252	51,376
3.50%, 7/1/2043	217,782	206,235
3.50%, 10/1/2043	73,125	69,342
3.50%, 12/1/2043	45,729	43,304
3.50%, 1/1/2044	7,130,746	6,761,511
3.50%, 10/1/2044	122,391	115,112
3.50%, 1/1/2045	180,930	170,169
3.50%, 2/1/2045	5,044,645	4,783,607
3.50%, 4/1/2045	213,821	199,876
3.50%, 5/1/2045	25,989	24,294
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2045	$41,186	$38,499
3.50%, 7/1/2045	14,480	13,613
3.50%, 8/1/2045	463,344	434,333
3.50%, 11/1/2045	1,299,367	1,214,623
3.50%, 12/1/2045	1,200,323	1,122,038
3.50%, 1/1/2046	351,395	328,477
3.50%, 2/1/2046	2,115,895	1,977,145
3.50%, 3/1/2046	7,820	7,310
3.50%, 4/1/2046	108,434	101,105
3.50%, 5/1/2046	18,136	16,910
3.50%, 6/1/2046	4,156	3,876
3.50%, 7/1/2046	3,288	3,066
3.50%, 10/1/2046	537,178	500,852
3.50%, 11/1/2046	28,623	26,687
3.50%, 2/1/2047	141,194	131,649
3.50%, 5/1/2047	2,461,590	2,297,532
3.50%, 7/1/2047	1,119,213	1,060,941
3.50%, 10/1/2047	5,681,752	5,286,708
3.50%, 11/1/2047	6,315,651	5,884,114
3.50%, 12/1/2047	6,620,571	6,223,858
3.50%, 1/1/2048	1,672,715	1,556,412
3.50%, 2/1/2048	2,131,906	1,984,315
3.50%, 6/1/2048	770,126	714,825
3.50%, 8/1/2048	98,411	91,344
3.50%, 9/1/2048	272,872	253,354
3.50%, 11/1/2048	643,981	600,153
3.50%, 3/1/2049	62,990	58,610
3.50%, 7/1/2049	1,256,219	1,163,355
3.50%, 8/1/2049	946,954	876,952
3.50%, 2/1/2050	4,665,018	4,342,287
3.50%, 6/1/2050	1,295,009	1,197,121
3.50%, 12/1/2051	2,149,924	1,983,800
3.50%, 4/1/2052	700,315	648,545
3.50%, 5/1/2052	2,256,158	2,091,963
3.50%, 6/1/2052	6,783,059	6,227,972
3.50%, 9/1/2052	499,063	462,414
4.00%, 12/1/2034	89,649	88,616
4.00%, 3/1/2037	209,527	206,526
4.00%, 1/1/2038	612,588	603,961
4.00%, 3/1/2038	257,912	252,926
4.00%, 6/1/2038	153,620	150,643
4.00%, 8/1/2039	128,198	125,166
4.00%, 9/1/2039	46,153	45,062
4.00%, 9/1/2040	1,204,675	1,176,763
4.00%, 12/1/2040	274,804	268,437
4.00%, 1/1/2041	58,672	57,313
4.00%, 3/1/2041	166,083	161,681
4.00%, 10/1/2041	143,030	139,366
4.00%, 12/1/2041	160,001	155,755
4.00%, 1/1/2042	75,858	73,915
4.00%, 2/1/2042	34,146	33,220
4.00%, 9/1/2043	31,106	30,192
4.00%, 10/1/2043	167,383	162,463
4.00%, 12/1/2043	21,492	20,859
4.00%, 5/1/2044	450,120	439,691
Security Description	Principal Amount	Value
4.00%, 6/1/2044	$107,102	$103,208
4.00%, 7/1/2044	692,275	667,103
4.00%, 9/1/2044	77,938	75,104
4.00%, 10/1/2044	155,266	149,673
4.00%, 12/1/2044	110,696	106,671
4.00%, 1/1/2045	357,762	348,066
4.00%, 2/1/2045	147,299	143,099
4.00%, 3/1/2045	135,804	130,718
4.00%, 5/1/2045	214,357	206,333
4.00%, 6/1/2045	279,543	269,378
4.00%, 7/1/2045	156,180	150,331
4.00%, 8/1/2045	54,339	52,482
4.00%, 9/1/2045	257,240	247,605
4.00%, 12/1/2045	126,224	121,497
4.00%, 1/1/2046	25,387	24,436
4.00%, 2/1/2046	45,183	43,492
4.00%, 3/1/2046	7,066	6,778
4.00%, 4/1/2046	138,772	133,105
4.00%, 5/1/2046	151,581	145,394
4.00%, 8/1/2046	14,386	13,818
4.00%, 9/1/2046	4,034	3,869
4.00%, 10/1/2046	822,539	800,736
4.00%, 11/1/2046	197,264	189,218
4.00%, 4/1/2047	1,869,100	1,789,029
4.00%, 7/1/2047	54,597	52,219
4.00%, 8/1/2047	210,359	201,196
4.00%, 9/1/2047	1,132,772	1,083,431
4.00%, 12/1/2047	2,260,395	2,161,937
4.00%, 1/1/2048	864,479	826,824
4.00%, 2/1/2048	360,500	344,798
4.00%, 5/1/2048	44,443	42,416
4.00%, 6/1/2048	1,698,340	1,620,892
4.00%, 7/1/2048	363,040	346,485
4.00%, 8/1/2048	541,846	517,137
4.00%, 9/1/2048	793,154	756,985
4.00%, 10/1/2048	2,117,358	2,038,056
4.00%, 11/1/2048	1,832,343	1,750,825
4.00%, 1/1/2049	1,397,921	1,360,033
4.00%, 3/1/2049	175,211	166,926
4.00%, 6/1/2049	4,008,357	3,844,678
4.00%, 7/1/2049	598,126	569,841
4.00%, 8/1/2049	1,051,274	1,003,334
4.00%, 2/1/2050	448,531	427,320
4.00%, 7/1/2050	727,302	694,136
4.00%, 3/1/2051	4,488,930	4,276,652
4.00%, 7/1/2052	2,689,884	2,562,408
4.00%, 8/1/2052	8,281,995	7,866,467
4.00%, 9/1/2052	1,965,981	1,862,056
4.00%, 10/1/2052	12,482,505	11,821,694
4.00%, 11/1/2054	1,886,128	1,781,884
4.50%, 4/1/2031	36,670	36,798
4.50%, 10/1/2033	16,299	16,385
4.50%, 4/1/2039	106,212	106,047
4.50%, 7/1/2039	7,770	7,757
4.50%, 9/1/2039	26,882	26,841
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/1/2039	$1,475,762	$1,466,371
4.50%, 12/1/2039	4,526	4,519
4.50%, 4/1/2040	126,718	126,468
4.50%, 10/1/2040	93,302	93,117
4.50%, 11/1/2040	128,918	128,662
4.50%, 2/1/2041	154,275	153,550
4.50%, 5/1/2041	75,675	75,525
4.50%, 1/1/2042	293,844	292,463
4.50%, 9/1/2043	68,276	67,657
4.50%, 12/1/2043	189,460	187,744
4.50%, 1/1/2044	14,878	14,743
4.50%, 2/1/2044	73,925	73,256
4.50%, 6/1/2044	162,705	161,401
4.50%, 3/1/2046	341,407	340,416
4.50%, 9/1/2047	63,203	62,000
4.50%, 11/1/2047	539,982	529,706
4.50%, 1/1/2048	62,558	61,367
4.50%, 2/1/2048	1,689,273	1,657,054
4.50%, 4/1/2048	2,786,272	2,776,732
4.50%, 6/1/2048	1,670,159	1,638,374
4.50%, 8/1/2048	1,105,164	1,084,127
4.50%, 11/1/2048	904,604	887,390
4.50%, 12/1/2048	300,781	295,057
4.50%, 1/1/2049	595,692	584,357
4.50%, 5/1/2049	524,650	514,666
4.50%, 9/1/2049	42,537	41,592
4.50%, 3/1/2050	1,454,743	1,422,404
4.50%, 9/1/2050	2,615,629	2,565,854
4.50%, 8/1/2052	12,997,468	12,596,721
4.50%, 12/1/2052	703,943	682,043
4.50%, 2/1/2053	4,890,348	4,740,460
4.50%, 11/1/2054	2,363,758	2,281,679
5.00%, 11/1/2033	486	495
5.00%, 5/1/2034	17,007	17,297
5.00%, 7/1/2034	2,376	2,417
5.00%, 2/1/2035	9,454	9,616
5.00%, 7/1/2035	115,919	117,900
5.00%, 12/1/2039	20,684	21,036
5.00%, 1/1/2040	2,353	2,393
5.00%, 6/1/2040	10,038	10,208
5.00%, 7/1/2040	50,408	51,263
5.00%, 2/1/2041	1,817	1,848
5.00%, 5/1/2041	21,006	21,363
5.00%, 1/1/2042	196,945	200,286
5.00%, 3/1/2042	158,493	161,182
5.00%, 12/1/2043	36,438	37,056
5.00%, 7/1/2044	194,373	197,050
5.00%, 10/1/2045	1,835,119	1,831,377
5.00%, 6/1/2048	201,226	202,444
5.00%, 9/1/2048	526,283	529,469
5.00%, 8/1/2049	389,967	392,328
5.00%, 10/1/2049	396,455	398,864
5.00%, 10/1/2052	1,212,913	1,208,487
5.00%, 2/1/2053	170,743	169,316
5.00%, 4/1/2053	774,261	767,359
Security Description	Principal Amount	Value
5.00%, 5/1/2053	$1,626,412	$1,612,005
5.00%, 6/1/2053	7,004,007	6,942,189
5.00%, 10/1/2053	2,671,947	2,644,974
5.00%, 5/1/2054	2,929,096	2,891,873
5.00%, 11/1/2054	6,923,037	6,840,315
5.00%, 11/1/2055	4,919,826	4,852,503
5.50%, 10/1/2034	12,139	12,547
5.50%, 2/1/2035	27,962	28,904
5.50%, 7/1/2035	53,818	55,675
5.50%, 12/1/2035	23,219	24,020
5.50%, 4/1/2036	25,756	26,645
5.50%, 9/1/2036	21,254	21,825
5.50%, 5/1/2037	10,825	11,201
5.50%, 6/1/2037	35,397	36,618
5.50%, 8/1/2037	161,305	166,740
5.50%, 4/1/2038	35,974	37,261
5.50%, 6/1/2038	17,523	18,151
5.50%, 12/1/2038	73,336	75,905
5.50%, 12/1/2039	94,686	98,078
5.50%, 7/1/2040	1,350,874	1,377,136
5.50%, 9/1/2040	7,826	8,106
5.50%, 7/1/2041	97,799	101,229
5.50%, 5/1/2044	1,216,005	1,257,966
5.50%, 12/1/2052	1,374,464	1,398,593
5.50%, 2/1/2053	4,431,381	4,495,021
5.50%, 5/1/2053	5,686,819	5,734,663
5.50%, 7/1/2053	1,515,129	1,541,913
5.50%, 9/1/2053	13,042,070	13,153,567
5.50%, 10/1/2053	6,976,160	7,030,679
5.50%, 11/1/2053	1,075,353	1,084,658
5.50%, 8/1/2054	6,329,853	6,366,766
5.50%, 12/1/2054	6,677,930	6,712,122
5.50%, 2/1/2055	4,109,845	4,134,410
5.63%, 7/15/2037	675,000	735,724
6.00%, 8/1/2029	65	65
6.00%, 3/1/2034	92,531	95,797
6.00%, 3/1/2035	31,951	33,362
6.00%, 5/1/2035	9,837	10,274
6.00%, 6/1/2035	36,723	38,351
6.00%, 2/1/2037	50,450	52,901
6.00%, 6/1/2037	26,372	27,749
6.00%, 8/1/2037	206,402	217,178
6.00%, 10/1/2039	78,635	82,740
6.00%, 4/1/2040	100,796	106,118
6.00%, 1/1/2053	1,527,987	1,563,961
6.00%, 2/1/2053	3,128,116	3,201,762
6.00%, 5/1/2053	2,782,371	2,843,798
6.00%, 7/1/2053	2,720,583	2,809,925
6.00%, 8/1/2053	1,580,911	1,615,518
6.00%, 5/1/2054	5,446,515	5,556,118
6.00%, 7/1/2054	1,175,698	1,202,349
6.00%, 8/1/2054	10,184,267	10,386,478
6.00%, 9/1/2054	3,698,551	3,771,656
6.00%, 11/1/2054	6,812,393	7,039,067
6.00%, 3/1/2055	4,661,252	4,821,498
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 5/15/2029	$1,603,000	$1,714,424
6.50%, 9/1/2031	5,380	5,610
6.50%, 7/1/2032	1,362	1,426
6.50%, 7/1/2036	5,147	5,465
6.50%, 10/1/2037	6,657	7,084
6.50%, 7/1/2053	1,369,668	1,417,060
6.50%, 11/1/2053	23,451	24,263
6.50%, 12/1/2053	1,107,647	1,146,779
6.50%, 6/1/2054	4,519,795	4,673,789
6.50%, 8/1/2054	15,083,556	15,738,848
6.50%, 9/1/2054	1,288,825	1,332,737
6.63%, 11/15/2030	1,422,000	1,580,012
7.00%, 9/1/2029	4,092	4,158
7.00%, 9/1/2031	25	27
7.00%, 10/1/2031	48	50
7.00%, 10/1/2032	455	482
7.00%, 11/1/2053	1,149,709	1,209,886
7.00%, 2/1/2054	878,313	924,285
7.00%, 9/1/2055	4,650,664	4,885,213
7.13%, 1/15/2030	1,176,000	1,307,703
7.25%, 5/15/2030	777,000	874,093
7.50%, 3/1/2031	55	58
2.00%, 10/1/2051	17,785,618	14,412,919
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.07%, 6/25/2027 (c)	125,434	124,085
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	329,856	324,999
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	364,246	360,617
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (c)	573,103	562,873
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (c)	606,845	599,542
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,797,740	1,710,835
Series 2019-M22, Class A2, 2.52%, 8/25/2029	476,870	453,941
Series 2019-M5, Class A2, 3.27%, 2/25/2029	440,647	431,132
Series 2019-M9, Class A2, 2.94%, 6/25/2029	368,009	356,796
Series 2020-M14, Class A2, 1.78%, 5/25/2030	451,159	412,458
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,368,671
Series 2020-M42, Class A2, 1.27%, 7/25/2030	280,000	249,183
Series 2020-M8, Class A2, 1.82%, 2/25/2030	871,663	801,866
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	600,000	526,624
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	350,000	307,570
Series 2022-M1, Class A2, 1.67%, 10/25/2031 (c)	100,000	87,206
Security Description	Principal Amount	Value
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (c)	$800,000	$703,178
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	2,700,000	2,752,612
Series 2017-M15, Class ATS2, VRN, 3.16%, 11/25/2027 (c)	508,674	502,877
Series 2018-M1, Class A2, VRN, 2.99%, 12/25/2027 (c)	76,421	75,207
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	750,000	642,637
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	54,285
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	1,500,000	1,328,897
FREMF Mortgage Trust Series K533, Class A2, VRN, 4.23%, 12/25/2029 (c)	180,000	180,204
Government National Mortgage Association:
2.00%, 10/20/2050	1,310,492	1,082,712
2.00%, 12/20/2050	6,327,856	5,222,374
2.00%, 1/20/2051	12,867,704	10,617,176
2.00%, 2/20/2051	2,847,985	2,350,000
2.00%, 4/20/2051	8,164,690	6,737,053
2.00%, 5/20/2051	8,613,764	7,107,604
2.00%, 6/20/2051	13,759,055	11,353,214
2.00%, 9/20/2051	7,152,682	5,901,999
2.00%, 12/20/2051	9,518,611	7,854,233
2.00%, 1/20/2052	8,951,362	7,386,170
2.00%, 4/20/2052	6,125,760	5,054,477
2.00%, 5/20/2052	2,125,333	1,753,651
2.50%, 2/20/2043	768,234	682,371
2.50%, 12/20/2049	479,485	414,376
2.50%, 7/20/2050	2,167,150	1,865,851
2.50%, 8/20/2050	3,808,120	3,278,530
2.50%, 10/20/2050	5,801,785	4,994,489
2.50%, 11/20/2050	934,335	804,289
2.50%, 1/20/2051	1,867,820	1,607,703
2.50%, 3/20/2051	121,698	104,678
2.50%, 4/20/2051	8,555,615	7,359,095
2.50%, 6/20/2051	153,786	132,278
2.50%, 7/20/2051	9,789,828	8,420,700
2.50%, 8/20/2051	10,321,672	8,878,165
2.50%, 9/20/2051	12,518,221	10,767,522
2.50%, 10/20/2051	7,576,850	6,517,211
2.50%, 11/20/2051	11,289,692	9,710,805
2.50%, 12/20/2051	156,617	134,714
2.50%, 3/20/2052	1,510,756	1,299,535
2.50%, 4/20/2052	4,416,769	3,799,256
2.50%, 5/20/2052	3,640,826	3,131,798
3.00%, 10/15/2042	145,180	133,814
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/20/2042	$1,575,143	$1,449,576
3.00%, 12/15/2042	249,375	229,865
3.00%, 12/20/2042	419,194	385,768
3.00%, 2/20/2043	429,073	394,859
3.00%, 3/15/2043	47,073	43,247
3.00%, 4/15/2043	89,523	82,247
3.00%, 4/20/2043	335,954	309,133
3.00%, 6/20/2043	229,400	211,086
3.00%, 11/20/2044	221,591	202,675
3.00%, 12/20/2044	85,027	77,769
3.00%, 3/20/2045	87,772	79,660
3.00%, 4/20/2045	141,190	128,141
3.00%, 6/15/2045	39,933	36,181
3.00%, 8/15/2045	52,744	47,787
3.00%, 8/20/2045	241,958	219,595
3.00%, 11/20/2045	52,197	47,373
3.00%, 12/20/2045	86,848	78,821
3.00%, 1/20/2046	119,936	108,851
3.00%, 2/20/2046	1,836,259	1,689,660
3.00%, 4/20/2046	210,812	190,978
3.00%, 5/20/2046	478,601	433,572
3.00%, 6/20/2046	1,353,648	1,226,290
3.00%, 9/20/2046	428,386	388,081
3.00%, 10/20/2046	1,541,356	1,396,337
3.00%, 11/20/2046	247,029	224,138
3.00%, 1/20/2047	437,202	396,068
3.00%, 2/20/2047	162,326	147,053
3.00%, 6/20/2047	145,780	131,709
3.00%, 7/20/2047	1,217,315	1,099,816
3.00%, 10/20/2047	841,124	759,936
3.00%, 11/20/2047	540,547	488,372
3.00%, 12/20/2047	499,340	451,142
3.00%, 1/20/2048	456,501	412,438
3.00%, 2/20/2048	518,168	468,153
3.00%, 3/20/2048	1,927,834	1,741,754
3.00%, 11/20/2049	3,214,959	2,882,760
3.00%, 12/20/2049	975,805	874,976
3.00%, 2/20/2050	842,335	754,750
3.00%, 6/20/2050	5,875,523	5,256,436
3.00%, 7/20/2050	6,221,586	5,569,947
3.00%, 12/20/2050	3,932,677	3,519,405
3.00%, 8/20/2051	6,568,744	5,869,481
3.00%, 9/20/2051	3,747,694	3,348,449
3.00%, 12/20/2051	6,776,448	6,052,975
3.00%, 3/20/2052	1,885,610	1,683,473
3.00%, 4/20/2052	4,530,972	4,045,253
3.00%, 6/20/2052	121,411	108,396
3.50%, 12/20/2041	361,847	342,260
3.50%, 2/15/2042	200,331	189,572
3.50%, 3/15/2042	17,306	16,377
3.50%, 6/20/2042	197,592	186,723
3.50%, 10/20/2042	46,661	44,094
3.50%, 1/20/2043	856,247	809,148
3.50%, 4/15/2043	57,834	54,653
3.50%, 4/20/2043	206,401	195,047
Security Description	Principal Amount	Value
3.50%, 7/20/2043	$571,140	$539,160
3.50%, 10/20/2043	96,398	91,000
3.50%, 11/20/2043	131,508	124,144
3.50%, 12/20/2043	38,328	36,182
3.50%, 1/15/2044	40,909	38,407
3.50%, 1/20/2044	77,772	73,417
3.50%, 3/20/2044	75,282	71,067
3.50%, 6/20/2044	2,942,620	2,775,007
3.50%, 9/20/2044	1,088,881	1,026,857
3.50%, 10/20/2044	131,687	124,186
3.50%, 12/20/2044	95,155	89,735
3.50%, 2/20/2045	72,729	68,587
3.50%, 3/20/2045	101,405	95,116
3.50%, 4/20/2045	537,239	503,883
3.50%, 5/20/2045	4,729	4,383
3.50%, 6/20/2045	500,309	469,278
3.50%, 9/20/2045	46,783	43,878
3.50%, 10/20/2045	2,104,867	1,974,312
3.50%, 11/20/2045	123,953	116,264
3.50%, 12/20/2045	64,236	60,252
3.50%, 1/20/2046	641,221	601,449
3.50%, 3/20/2046	416,768	390,493
3.50%, 4/20/2046	2,292,725	2,148,182
3.50%, 5/20/2046	389,698	364,417
3.50%, 6/20/2046	35,529	33,290
3.50%, 7/20/2046	47,364	44,378
3.50%, 8/20/2046	36,089	33,814
3.50%, 10/20/2046	223,306	209,228
3.50%, 11/20/2046	1,358,201	1,272,574
3.50%, 2/20/2047	1,010,429	946,727
3.50%, 3/20/2047	207,013	194,243
3.50%, 5/20/2047	304,317	285,544
3.50%, 6/20/2047	121,130	113,658
3.50%, 8/20/2047	180,396	169,267
3.50%, 9/20/2047	182,032	170,803
3.50%, 10/20/2047	152,945	143,510
3.50%, 11/20/2047	614,325	576,428
3.50%, 12/20/2047	2,348,708	2,203,819
3.50%, 1/20/2048	2,830,975	2,656,335
3.50%, 2/20/2048	739,875	694,233
3.50%, 3/20/2048	1,249,143	1,172,085
3.50%, 4/20/2048	743,315	697,461
3.50%, 6/20/2048	435,348	408,492
3.50%, 2/20/2049	181,123	169,654
3.50%, 5/20/2049	122,141	113,990
3.50%, 7/20/2049	40,430	37,732
3.50%, 8/20/2049	37,102	34,626
3.50%, 9/20/2049	600,086	560,039
3.50%, 12/20/2049	252,422	235,576
3.50%, 3/20/2050	1,711,452	1,597,235
3.50%, 10/20/2050	1,078,566	1,006,586
3.50%, 2/20/2051	1,395,019	1,301,919
3.50%, 3/20/2051	266,624	248,831
3.50%, 6/20/2052	3,684,008	3,404,030
3.50%, 7/20/2052	2,496,946	2,306,989
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2052	$4,560,057	$4,212,088
3.50%, 12/20/2052	5,020,087	4,638,180
4.00%, 4/15/2040	181,485	176,593
4.00%, 6/15/2040	10,321	10,043
4.00%, 7/15/2040	1,401	1,366
4.00%, 10/15/2040	10,155	9,882
4.00%, 11/15/2040	70,659	68,755
4.00%, 12/20/2040	111,165	107,360
4.00%, 8/15/2041	258,300	250,634
4.00%, 11/15/2041	37,635	36,518
4.00%, 3/20/2044	27,260	26,146
4.00%, 4/20/2044	140,095	134,370
4.00%, 6/20/2044	132,013	126,617
4.00%, 8/20/2044	141,122	135,354
4.00%, 9/20/2044	114,769	110,078
4.00%, 10/20/2044	165,206	158,453
4.00%, 12/20/2044	147,341	141,319
4.00%, 2/20/2045	106,199	101,858
4.00%, 5/15/2045	68,003	65,146
4.00%, 7/20/2045	674,472	646,662
4.00%, 8/20/2045	83,849	80,391
4.00%, 9/20/2045	1,556,667	1,492,482
4.00%, 10/20/2045	122,109	117,075
4.00%, 11/20/2045	510,087	489,054
4.00%, 1/20/2046	4,068	3,901
4.00%, 4/20/2046	74,307	71,243
4.00%, 5/20/2046	28,182	27,020
4.00%, 6/20/2046	9,973	9,548
4.00%, 9/20/2046	13,835	13,246
4.00%, 10/20/2046	52,817	50,566
4.00%, 2/20/2047	18,991	18,182
4.00%, 3/20/2047	209,342	200,422
4.00%, 4/20/2047	80,417	76,847
4.00%, 6/20/2047	584,168	558,231
4.00%, 7/20/2047	154,928	148,049
4.00%, 8/20/2047	266,616	254,778
4.00%, 9/20/2047	106,494	101,765
4.00%, 2/20/2048	767,578	733,497
4.00%, 3/20/2048	593,926	567,555
4.00%, 4/20/2048	2,074,643	1,981,482
4.00%, 6/20/2048	267,481	255,470
4.00%, 7/20/2048	171,981	164,258
4.00%, 8/20/2048	1,106,473	1,056,400
4.00%, 9/20/2048	291,913	278,805
4.00%, 5/20/2049	413,814	394,656
4.00%, 7/20/2049	1,754,778	1,673,256
4.00%, 5/20/2050	821,437	783,408
4.00%, 9/20/2052	3,433,883	3,253,598
4.00%, 10/20/2052	9,022,872	8,545,409
4.00%, 11/20/2052	4,947,640	4,682,599
4.50%, 3/15/2038	116	115
4.50%, 4/15/2039	1,100	1,097
4.50%, 6/15/2039	38,158	38,016
4.50%, 7/15/2039	29,245	29,130
4.50%, 2/15/2040	19,583	19,503
Security Description	Principal Amount	Value
4.50%, 4/15/2040	$136,860	$136,274
4.50%, 5/20/2040	73,001	72,596
4.50%, 6/15/2040	82,409	82,056
4.50%, 8/15/2040	1,249	1,243
4.50%, 2/15/2041	14,177	14,113
4.50%, 3/15/2041	47,114	46,912
4.50%, 6/15/2041	39,167	38,988
4.50%, 9/20/2041	44,226	43,981
4.50%, 12/15/2041	20,858	20,763
4.50%, 1/15/2042	31,754	31,635
4.50%, 10/20/2043	25,644	25,423
4.50%, 4/20/2044	69,266	68,669
4.50%, 6/20/2044	59,149	58,639
4.50%, 11/20/2044	141,620	140,340
4.50%, 12/20/2044	45,710	45,297
4.50%, 7/20/2045	850,508	842,819
4.50%, 8/20/2045	71,576	70,929
4.50%, 9/20/2045	35,555	35,234
4.50%, 10/20/2045	132,094	130,900
4.50%, 4/20/2046	71,751	71,102
4.50%, 9/20/2047	52,706	51,856
4.50%, 11/20/2047	232,856	229,102
4.50%, 12/20/2047	200,123	196,897
4.50%, 1/20/2048	171,096	168,338
4.50%, 6/20/2048	424,052	416,616
4.50%, 7/20/2048	235,753	231,619
4.50%, 8/20/2048	698,214	685,971
4.50%, 9/20/2048	44,844	44,058
4.50%, 10/20/2048	343,654	337,627
4.50%, 12/20/2048	32,804	32,229
4.50%, 1/20/2049	690,763	678,650
4.50%, 7/20/2049	617,170	606,347
4.50%, 10/20/2052	3,547,942	3,455,497
4.50%, 12/20/2052	6,200,612	6,038,091
4.50%, 1/20/2053	5,197,028	5,060,007
4.50%, 3/20/2053	2,763,106	2,689,828
4.50%, 6/20/2053	2,710,838	2,636,102
4.50%, 2/20/2054	2,296,172	2,226,936
5.00%, 12/15/2038	42,795	43,565
5.00%, 4/15/2039	88,621	90,311
5.00%, 5/15/2039	14,480	14,725
5.00%, 8/15/2041	332,481	338,722
5.00%, 11/20/2041	260,500	265,370
5.00%, 5/20/2044	47,170	48,052
5.00%, 11/20/2044	46,235	47,094
5.00%, 1/20/2048	231,817	234,585
5.00%, 5/20/2048	255,303	256,894
5.00%, 7/20/2048	32,531	32,778
5.00%, 9/20/2048	181,489	182,797
5.00%, 11/20/2048	174,254	175,279
5.00%, 1/20/2049	420,951	423,985
5.00%, 7/20/2049	79,487	79,983
5.00%, 1/20/2053	113,902	113,564
5.00%, 5/20/2053	8,726,801	8,706,104
5.00%, 7/20/2053	11,599,304	11,540,807
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/20/2054	$2,651,170	$2,632,085
5.00%, 7/20/2054	1,154,587	1,146,780
5.00%, 1/20/2055	7,288,769	7,228,566
5.50%, 6/15/2033	8,412	8,548
5.50%, 4/15/2037	519	536
5.50%, 6/15/2038	116,345	120,060
5.50%, 7/15/2038	53,910	55,930
5.50%, 8/15/2038	10,198	10,580
5.50%, 2/15/2039	14,802	15,361
5.50%, 5/20/2044	62,027	64,209
5.50%, 5/20/2053	4,134,911	4,200,353
5.50%, 7/20/2053	3,718,382	3,771,467
5.50%, 8/20/2053	4,306,060	4,366,995
5.50%, 5/20/2054	6,183,814	6,252,187
5.50%, 8/20/2054	3,746,346	3,786,373
5.50%, 9/20/2054	8,108,699	8,186,896
5.50%, 3/20/2055	5,322,085	5,357,584
5.50%, 6/20/2055	9,422,292	9,489,457
6.00%, 11/15/2032	3,239	3,296
6.00%, 9/15/2034	6,821	6,917
6.00%, 10/15/2036	122	127
6.00%, 8/15/2037	6,855	7,192
6.00%, 1/15/2038	7,086	7,361
6.00%, 4/15/2038	20,597	21,736
6.00%, 6/15/2041	34,702	36,515
6.00%, 12/20/2052	1,211,248	1,243,626
6.00%, 1/20/2053	709,845	728,697
6.00%, 9/20/2053	2,144,756	2,192,081
6.00%, 2/20/2054	3,600,895	3,680,350
6.00%, 6/20/2054	2,935,667	2,990,158
6.00%, 9/20/2054	5,021,367	5,114,572
6.00%, 2/20/2055	3,045,477	3,096,246
6.00%, 3/20/2055	2,644,639	2,688,725
6.00%, 6/20/2055	6,308,223	6,415,582
6.50%, 7/15/2031	12,804	13,223
6.50%, 8/15/2031	1,662	1,685
6.50%, 1/20/2054	1,848,980	1,930,102
6.50%, 6/20/2054	4,197,580	4,363,196
6.50%, 3/20/2055	2,202,891	2,286,250
7.00%, 2/15/2028	226	227
7.00%, 6/15/2028	426	426
7.50%, 4/15/2027	266	267
7.50%, 7/15/2027	2,315	2,318
7.50%, 12/15/2027	457	457
7.50%, 10/15/2029	319	322
Government National Mortgage Association, TBA:
2.50%, 4/20/2056 (e)	5,500,000	4,728,047
3.00%, 4/20/2056 (e)	3,600,000	3,211,870
3.50%, 4/20/2056 (e)	5,300,000	4,858,261
4.00%, 4/20/2056 (e)	5,450,000	5,100,666
4.50%, 4/20/2056 (e)	16,975,000	16,383,099
5.00%, 4/20/2056 (e)	34,050,000	33,699,898
5.50%, 4/20/2056 (e)	23,750,000	23,890,837
6.00%, 4/20/2056 (e)	10,800,000	10,977,768
Security Description	Principal Amount	Value
6.50%, 4/20/2055 (e)	$7,575,000	$7,869,970
Tennessee Valley Authority:
3.88%, 3/15/2028	740,000	740,200
3.88%, 8/1/2030	515,000	512,962
4.25%, 9/15/2052	250,000	211,304
4.25%, 9/15/2065	200,000	162,749
4.63%, 9/15/2060	400,000	352,696
4.65%, 6/15/2035	200,000	202,683
4.88%, 5/15/2035	650,000	668,949
5.25%, 9/15/2039	1,786,000	1,871,955
5.25%, 2/1/2055	400,000	394,480
5.38%, 4/1/2056 (a)	200,000	201,031
7.13%, 5/1/2030	427,000	477,081
Series B, 4.70%, 7/15/2033	1,769,000	1,817,028
Uniform Mortgage-Backed Security, TBA:
2.00%, 4/1/2041 (e)	1,200,000	1,103,726
2.00%, 4/1/2056 (e)	7,500,000	6,036,165
2.50%, 4/1/2056 (e)	18,400,000	15,475,614
3.00%, 4/1/2056 (e)	1,300,000	1,142,914
3.50%, 4/1/2056 (e)	4,050,000	3,711,311
4.00%, 4/1/2041 (e)	3,700,000	3,612,062
4.00%, 4/1/2056 (e)	1,500,000	1,414,806
4.50%, 4/1/2040 (e)	4,000,000	3,971,768
4.50%, 4/1/2056 (e)	13,125,000	12,655,912
5.00%, 4/1/2040 (e)	6,625,000	6,673,561
5.00%, 4/1/2056 (e)	44,050,000	43,428,014
5.50%, 4/1/2040 (e)	2,675,000	2,727,136
5.50%, 4/1/2056 (e)	21,275,000	21,370,099
6.00%, 4/1/2056 (e)	10,100,000	10,291,193
6.50%, 4/1/2056 (e)	9,050,000	9,361,591
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,482,568,027)		2,324,533,240
U.S. TREASURY OBLIGATIONS — 45.6%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,710,800	6,116,287
1.13%, 8/15/2040	13,150,000	8,196,148
1.38%, 11/15/2040	16,092,200	10,361,868
1.38%, 8/15/2050	10,901,200	5,327,962
1.63%, 11/15/2050	10,575,600	5,517,489
1.75%, 8/15/2041	24,209,400	16,186,254
1.88%, 2/15/2041	17,452,300	12,091,172
1.88%, 2/15/2051	24,956,000	13,854,479
1.88%, 11/15/2051	21,142,800	11,615,326
2.00%, 11/15/2041	18,054,300	12,485,677
2.00%, 2/15/2050	10,921,900	6,356,887
2.00%, 8/15/2051	20,427,100	11,627,488
2.25%, 5/15/2041	26,395,400	19,235,648
2.25%, 8/15/2049	6,500,000	4,042,188
2.25%, 2/15/2052	14,475,900	8,721,730
2.38%, 2/15/2042	9,619,000	7,009,846
2.38%, 5/15/2051	17,815,600	11,143,101
2.50%, 2/15/2045	3,699,000	2,594,502
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 2/15/2046	$3,431,800	$2,366,870
2.50%, 5/15/2046	7,000,000	4,809,219
2.75%, 11/15/2042	15,348,400	11,669,580
2.75%, 11/15/2047	9,053,400	6,386,891
2.88%, 5/15/2043	1,600,000	1,228,750
2.88%, 8/15/2045	3,490,000	2,590,780
2.88%, 11/15/2046 (a)	4,864,700	3,555,032
2.88%, 5/15/2049	12,792,200	9,090,457
2.88%, 5/15/2052	16,315,500	11,313,780
3.00%, 11/15/2045	2,920,200	2,207,489
3.00%, 2/15/2047	8,127,300	6,057,378
3.00%, 5/15/2047	10,599,900	7,877,051
3.00%, 2/15/2048	5,774,900	4,258,989
3.00%, 8/15/2048	16,025,000	11,758,344
3.00%, 2/15/2049	16,236,100	11,857,427
3.00%, 8/15/2052	17,668,000	12,560,844
3.13%, 2/15/2043	1,279,400	1,023,920
3.13%, 8/15/2044	7,078,000	5,547,383
3.13%, 5/15/2048	17,900,000	13,466,953
3.25%, 5/15/2042	24,997,000	20,599,090
3.38%, 8/15/2042	25,745,000	21,505,120
3.38%, 5/15/2044	2,767,500	2,261,566
3.38%, 11/15/2048	7,720,200	6,049,500
3.63%, 2/15/2053	18,105,000	14,529,262
3.63%, 5/15/2053	18,535,000	14,859,857
3.75%, 11/15/2043	3,790,600	3,283,607
3.88%, 2/15/2043	27,996,000	24,872,696
3.88%, 5/15/2043	22,176,000	19,660,410
4.00%, 11/15/2042	19,706,000	17,833,930
4.00%, 11/15/2052	16,396,000	14,087,751
4.13%, 8/15/2044	24,963,200	22,642,402
4.13%, 8/15/2053	18,458,000	16,191,127
4.25%, 11/15/2040	975,000	929,297
4.25%, 2/15/2054	24,639,000	22,071,154
4.25%, 8/15/2054	22,000,000	19,703,750
4.38%, 5/15/2040	5,700,000	5,535,234
4.38%, 8/15/2043	16,574,000	15,644,302
4.50%, 2/15/2044	18,315,200	17,511,048
4.50%, 11/15/2054	19,630,000	18,338,714
4.63%, 2/15/2040	5,670,000	5,661,141
4.63%, 5/15/2044	17,216,700	16,697,509
4.63%, 11/15/2044	14,514,100	14,042,392
4.63%, 11/15/2045	13,600,000	13,117,625
4.63%, 2/15/2046 (a)	23,500,000	22,648,125
4.63%, 5/15/2054	24,020,000	22,905,322
4.63%, 2/15/2055	28,000,000	26,700,625
4.63%, 11/15/2055	26,000,000	24,834,062
4.75%, 2/15/2037	546,000	565,110
4.75%, 11/15/2043	20,496,100	20,246,304
4.75%, 2/15/2045	22,615,000	22,222,771
4.75%, 11/15/2053	25,250,000	24,551,680
4.75%, 5/15/2055	23,017,000	22,409,207
4.75%, 8/15/2055	22,350,000	21,773,789
4.75%, 2/15/2056	20,000,000	19,500,000
4.88%, 8/15/2045	22,900,000	22,828,437
Security Description	Principal Amount	Value
5.00%, 5/15/2045	$20,500,000	$20,769,062
5.25%, 2/15/2029	250,000	259,473
5.50%, 8/15/2028	452,000	468,032
U.S. Treasury Notes:
0.38%, 9/30/2027	13,950,000	13,251,955
0.50%, 4/30/2027 (a)	8,322,000	8,036,256
0.50%, 5/31/2027	3,500,000	3,368,613
0.50%, 6/30/2027	5,750,000	5,520,000
0.50%, 8/31/2027	925,000	882,905
0.50%, 10/31/2027	9,100,000	8,636,824
0.63%, 12/31/2027	3,900,000	3,689,766
0.63%, 8/15/2030	16,407,000	14,245,890
0.75%, 1/31/2028	20,225,000	19,130,006
1.13%, 2/29/2028	12,350,000	11,740,701
1.13%, 8/31/2028 (a)	35,386,500	33,205,254
1.13%, 2/15/2031	24,236,000	21,246,262
1.25%, 3/31/2028	20,200,000	19,210,516
1.25%, 4/30/2028	14,136,000	13,415,947
1.25%, 5/31/2028	7,750,000	7,340,098
1.25%, 6/30/2028	14,733,000	13,924,987
1.25%, 9/30/2028	11,838,100	11,118,565
1.25%, 8/15/2031	26,700,000	23,170,594
1.38%, 10/31/2028	1,000,000	940,391
1.38%, 12/31/2028	2,350,000	2,201,105
1.38%, 11/15/2031 (a)	16,000,000	13,875,000
1.50%, 11/30/2028	560,000	527,363
1.50%, 2/15/2030	5,000,000	4,575,391
1.63%, 8/15/2029	11,926,600	11,098,260
1.63%, 5/15/2031 (a)	26,006,000	23,194,101
1.75%, 1/31/2029	18,121,200	17,116,040
1.88%, 2/28/2029	18,000,000	17,039,531
1.88%, 2/15/2032	23,400,800	20,751,756
2.25%, 8/15/2027	8,174,800	8,002,363
2.25%, 11/15/2027	19,086,700	18,613,260
2.38%, 5/15/2027	14,780,000	14,547,908
2.38%, 3/31/2029	12,512,000	11,999,790
2.38%, 5/15/2029	8,352,800	7,998,459
2.63%, 5/31/2027 (a)	13,709,000	13,523,714
2.63%, 2/15/2029	5,620,000	5,437,350
2.63%, 7/31/2029	23,935,800	23,021,378
2.75%, 4/30/2027	17,200,000	17,013,891
2.75%, 7/31/2027 (a)	17,601,600	17,356,140
2.75%, 2/15/2028	3,586,000	3,517,222
2.75%, 5/31/2029	13,451,300	13,016,235
2.75%, 8/15/2032 (a)	28,405,000	26,272,406
2.88%, 5/15/2028	1,020,000	1,000,636
2.88%, 8/15/2028 (a)	1,322,100	1,294,109
2.88%, 5/15/2032	28,023,500	26,210,730
3.13%, 8/31/2027	17,225,000	17,056,787
3.13%, 11/15/2028	7,243,000	7,117,379
3.13%, 8/31/2029 (a)	10,904,400	10,647,976
3.25%, 6/30/2027	17,500,000	17,379,004
3.25%, 6/30/2029	8,805,700	8,646,785
3.38%, 9/15/2027 (a)	15,784,300	15,681,949
3.38%, 11/30/2027	32,500,000	32,262,598
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 12/31/2027 (a)	$28,150,000	$27,935,576
3.38%, 2/29/2028 (a)	32,250,000	31,999,307
3.38%, 9/15/2028	29,334,600	29,032,087
3.38%, 5/15/2033 (a)	28,062,000	26,729,055
3.50%, 9/30/2027 (a)	28,700,000	28,560,984
3.50%, 10/31/2027	22,200,000	22,084,664
3.50%, 1/31/2028	41,320,000	41,087,575
3.50%, 4/30/2028 (a)	20,900,000	20,767,742
3.50%, 10/15/2028	25,507,000	25,311,712
3.50%, 11/15/2028	21,000,000	20,831,016
3.50%, 12/15/2028	80,000,000	79,343,750
3.50%, 1/15/2029 (a)	17,000,000	16,856,562
3.50%, 2/15/2029	16,100,000	15,961,641
3.50%, 3/15/2029	20,000,000	19,825,000
3.50%, 9/30/2029	25,006,500	24,707,594
3.50%, 1/31/2030	10,100,000	9,958,758
3.50%, 4/30/2030	14,525,000	14,304,855
3.50%, 11/30/2030	15,667,000	15,379,364
3.50%, 2/28/2031	33,000,000	32,360,625
3.50%, 2/15/2033 (a)	23,971,000	23,068,342
3.63%, 8/31/2027	12,900,000	12,862,711
3.63%, 3/31/2028	10,543,000	10,505,523
3.63%, 5/31/2028	16,250,000	16,186,523
3.63%, 8/15/2028	12,550,000	12,497,055
3.63%, 8/31/2029	30,398,100	30,167,740
3.63%, 3/31/2030	10,310,000	10,204,484
3.63%, 8/31/2030	14,250,000	14,076,328
3.63%, 9/30/2030	20,450,000	20,197,570
3.63%, 10/31/2030	26,800,000	26,454,531
3.63%, 12/31/2030	29,700,000	29,298,586
3.63%, 9/30/2031	13,450,000	13,195,711
3.75%, 4/30/2027	19,300,000	19,292,461
3.75%, 6/30/2027	34,744,000	34,716,856
3.75%, 8/15/2027 (a)	18,100,000	18,078,082
3.75%, 4/15/2028	20,000,000	19,973,438
3.75%, 5/15/2028	18,202,900	18,177,302
3.75%, 12/31/2028	5,500,000	5,489,258
3.75%, 5/31/2030	18,798,000	18,684,918
3.75%, 6/30/2030	15,468,600	15,368,296
3.75%, 12/31/2030 (a)	31,128,400	30,863,322
3.75%, 1/31/2031	26,000,000	25,780,625
3.75%, 8/31/2031	11,000,000	10,864,219
3.75%, 10/31/2032	10,000,000	9,792,188
3.75%, 11/30/2032	9,950,000	9,738,563
3.75%, 2/28/2033 (a)	13,000,000	12,705,469
3.88%, 5/31/2027	20,700,000	20,712,937
3.88%, 7/31/2027	28,362,700	28,375,995
3.88%, 10/15/2027	13,156,200	13,164,937
3.88%, 11/30/2027	18,070,700	18,081,288
3.88%, 12/31/2027	22,300,000	22,315,680
3.88%, 3/15/2028	18,750,000	18,771,973
3.88%, 6/15/2028	12,300,000	12,318,258
3.88%, 7/15/2028	8,825,800	8,836,832
3.88%, 9/30/2029	15,514,300	15,515,512
3.88%, 11/30/2029	12,015,000	12,013,123
Security Description	Principal Amount	Value
3.88%, 12/31/2029	$19,548,000	$19,538,837
3.88%, 4/30/2030 (a)	22,872,400	22,849,170
3.88%, 6/30/2030 (a)	23,341,200	23,306,553
3.88%, 7/31/2030 (a)	29,351,200	29,303,046
3.88%, 3/31/2031	20,000,000	19,935,938
3.88%, 8/31/2032	16,510,700	16,304,316
3.88%, 9/30/2032	13,000,000	12,831,406
3.88%, 12/31/2032	10,100,000	9,954,813
3.88%, 8/15/2033 (a)	31,907,000	31,323,700
3.88%, 8/15/2034	34,800,000	33,913,687
4.00%, 12/15/2027	20,600,000	20,656,328
4.00%, 2/29/2028	31,625,000	31,730,005
4.00%, 6/30/2028	16,697,400	16,767,842
4.00%, 1/31/2029	5,728,900	5,755,307
4.00%, 7/31/2029	12,212,400	12,267,737
4.00%, 10/31/2029	17,226,300	17,294,936
4.00%, 2/28/2030 (a)	24,150,000	24,240,562
4.00%, 3/31/2030	16,200,000	16,259,484
4.00%, 5/31/2030	6,520,000	6,542,922
4.00%, 7/31/2030	18,870,500	18,932,419
4.00%, 1/31/2031	21,170,000	21,213,002
4.00%, 4/30/2032	13,051,700	13,004,795
4.00%, 6/30/2032	11,850,000	11,798,156
4.00%, 7/31/2032	14,730,600	14,658,098
4.00%, 1/31/2033	12,650,000	12,555,125
4.00%, 2/15/2034	34,825,000	34,357,039
4.00%, 11/15/2035	45,100,000	43,993,641
4.13%, 9/30/2027	18,850,000	18,928,787
4.13%, 10/31/2027 (a)	17,060,800	17,130,109
4.13%, 11/15/2027	9,450,000	9,490,606
4.13%, 7/31/2028	19,550,000	19,684,406
4.13%, 3/31/2029	9,167,600	9,244,235
4.13%, 10/31/2029	25,137,200	25,343,404
4.13%, 11/30/2029	14,298,200	14,416,607
4.13%, 8/31/2030	17,412,000	17,546,671
4.13%, 3/31/2031	24,635,000	24,810,140
4.13%, 7/31/2031 (a)	27,496,700	27,672,851
4.13%, 10/31/2031	15,257,700	15,338,757
4.13%, 11/30/2031	16,330,100	16,410,475
4.13%, 2/29/2032	10,492,100	10,531,445
4.13%, 3/31/2032	12,000,000	12,042,188
4.13%, 5/31/2032	10,000,000	10,027,344
4.13%, 11/15/2032	14,974,000	14,981,019
4.13%, 2/15/2036 (a)	29,750,000	29,285,156
4.25%, 1/15/2028	19,000,000	19,135,078
4.25%, 2/15/2028	20,000,000	20,154,688
4.25%, 2/28/2029	18,550,000	18,763,035
4.25%, 6/30/2029 (a)	24,017,300	24,313,764
4.25%, 1/31/2030	22,450,000	22,732,379
4.25%, 2/28/2031 (a)	19,750,000	20,006,133
4.25%, 6/30/2031	8,882,700	8,994,428
4.25%, 3/31/2033	15,000,000	15,103,125
4.25%, 11/15/2034	33,719,800	33,709,263
4.25%, 5/15/2035	34,280,000	34,188,944
4.25%, 8/15/2035	34,625,000	34,500,566
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 7/15/2027	$30,650,000	$30,860,719
4.38%, 8/31/2028	18,550,000	18,783,324
4.38%, 11/30/2028	41,744,200	42,324,705
4.38%, 12/31/2029	13,600,000	13,830,563
4.38%, 11/30/2030	2,985,000	3,039,103
4.38%, 1/31/2032	11,639,800	11,838,950
4.38%, 5/15/2034 (a)	32,030,000	32,365,314
4.50%, 4/15/2027 (a)	18,479,800	18,619,842
4.50%, 5/15/2027	18,150,000	18,283,289
4.50%, 5/31/2029	14,871,300	15,160,593
4.50%, 12/31/2031	25,000,000	25,597,656
4.50%, 11/15/2033	29,921,600	30,543,408
4.63%, 6/15/2027	18,050,000	18,219,219
4.63%, 9/30/2028	21,128,300	21,532,709
4.63%, 4/30/2029	17,550,000	17,947,617
4.63%, 9/30/2030	19,800,000	20,364,609
4.63%, 4/30/2031	11,000,000	11,326,562
4.63%, 5/31/2031	38,851,800	40,005,213
4.63%, 2/15/2035 (a)	35,250,000	36,164,297
4.88%, 10/31/2028 (a)	23,250,000	23,843,965
4.88%, 10/31/2030 (a)	19,859,000	20,630,088
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,479,276,590)		4,280,934,533
MUNICIPAL BONDS & NOTES — 0.4%
ARIZONA — 0.0% *
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	192,297
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	735,000	487,361
Series F-2, 6.26%, 4/1/2049	235,000	245,210
Series S1, 7.04%, 4/1/2050	280,000	315,160
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	113,365
Series B, 2.94%, 11/1/2052	625,000	422,116
Series B, 2.98%, 11/1/2051	285,000	186,534
Series B, 3.90%, 11/1/2047	100,000	80,749
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, Assured Guaranty, Inc., 4.24%, 5/15/2048 (f)	250,000	214,518
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	214,412
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	235,829
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	195,446
Security Description	Principal Amount	Value
Golden State Tobacco Securitization Corp. Revenue, CA:
Series A, 3.12%, 6/1/2038	$215,000	$179,082
Series A-1, 4.21%, 6/1/2050	200,000	151,474
Los Angeles Department of Water & Power Revenue, CA:
Series C, 5.00%, 7/1/2030	315,000	336,715
6.57%, 7/1/2045	150,000	158,920
6.60%, 7/1/2050	280,000	301,578
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	114,676
Series N, 3.26%, 5/15/2060	150,000	95,228
Series N, 3.71%, 5/15/2120	150,000	94,066
Series H, 6.55%, 5/15/2048	310,000	328,917
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	333,514
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	284,466
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, Assured Guaranty, Inc., 3.49%, 1/15/2050 (f)	200,000	151,533
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	302,400
2.50%, 10/1/2029	200,000	190,677
Series A, 3.05%, 4/1/2029	265,000	257,953
3.50%, 4/1/2028	400,000	397,017
4.35%, 11/1/2032	1,000,000	997,016
4.50%, 4/1/2033	240,000	237,351
4.60%, 4/1/2038	540,000	546,289
5.13%, 3/1/2038	100,000	100,358
5.75%, 10/1/2031	500,000	536,575
5.88%, 10/1/2041	1,000,000	1,046,487
7.35%, 11/1/2039	370,000	426,877
7.50%, 4/1/2034	320,000	367,623
7.55%, 4/1/2039	302,000	358,496
7.63%, 3/1/2040	160,000	190,408
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	390,000	379,005
Series BG, 1.61%, 5/15/2030	390,000	353,930
Series BD, 3.35%, 7/1/2029	680,000	666,318
Series AQ, 4.77%, 5/15/2115	75,000	60,025
Series AD, 4.86%, 5/15/2112	650,000	530,204
		13,185,878
COLORADO — 0.0% *
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	49,981
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
FLORIDA — 0.0% *
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	$345,000	$289,404
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	569,598
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	150,000	154,029
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	685,000	666,298
Series A, 2.15%, 7/1/2030	150,000	138,058
Series A, 5.53%, 7/1/2034	500,000	523,923
		2,341,310
GEORGIA — 0.0% *
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	210,659
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	162,000	173,669
6.66%, 4/1/2057	207,000	223,342
Series A, 7.06%, 4/1/2057	404,000	446,665
		1,054,335
IDAHO — 0.0% *
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	59,140
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	310,000	269,507
Series B, 6.40%, 1/1/2040	400,000	438,178
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	321,138	358,607
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	154,589	163,337
City of Chicago, General Obligation, IL Series A, 5.88%, 1/1/2031	750,000	752,875
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	345,077
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	314,313
Series B, 3.59%, 1/1/2043	275,000	234,396
Series B, 3.82%, 1/1/2048	100,000	79,950
Series A, 4.64%, 1/1/2040	95,000	92,381
Security Description	Principal Amount	Value
Series A, 4.79%, 1/1/2048	$100,000	$91,446
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	959,804	977,664
7.35%, 7/1/2035	650,000	698,850
		4,816,581
INDIANA — 0.0% *
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	90,518
KANSAS — 0.0% *
Kansas Development Finance Authority Revenue, KS:
Series K, Build America Mutual Assurance Corp., 2.77%, 5/1/2051 (f)	100,000	69,475
Series H, 4.93%, 4/15/2045	90,000	86,680
		156,155
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 4.48%, 8/1/2039	265,000	255,436
Series A1, 5.05%, 12/1/2034	250,000	256,164
		511,600
MARYLAND — 0.0% *
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	285,662
Series D, 3.20%, 7/1/2050	276,000	187,842
		473,504
MASSACHUSETTS — 0.0% *
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	129,528
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	75,000	50,977
4.91%, 5/1/2029	135,000	137,407
5.46%, 12/1/2039	410,000	414,789
		732,701
MICHIGAN — 0.0% *
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	116,899
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	177,842
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	$35,000	$26,541
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	452,443
Series B, 2.56%, 4/1/2050	500,000	306,772
Series C, 3.60%, 4/1/2047	395,000	325,386
		1,405,883
MINNESOTA — 0.0% *
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	219,948
MISSISSIPPI — 0.0% *
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	102,381
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	204,566
NEBRASKA — 0.0% *
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	105,513
NEVADA — 0.0% *
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	127,254
NEW HAMPSHIRE — 0.0% *
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	146,052
NEW JERSEY — 0.0% *
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guarantee Corp., 7.43%, 2/15/2029 (f)	410,000	430,020
New Jersey Transportation Trust Fund Authority Revenue, NJ Series B, 6.56%, 12/15/2040	235,000	259,899
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	386,475
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	146,045
Series P, 3.92%, 5/1/2119	250,000	164,746
Series H, 5.67%, 5/1/2040	205,000	209,581
		1,596,766
Security Description	Principal Amount	Value
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.09%, 10/1/2049	$200,000	$186,746
Series D-1, 5.11%, 10/1/2054	160,000	146,150
Series B-2, 5.26%, 10/1/2052	220,000	207,371
5.52%, 10/1/2037	325,000	328,219
Series B-1, 5.83%, 10/1/2053	285,000	289,200
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	30,000	27,990
6.67%, 11/15/2039	295,000	315,112
Series E, 6.81%, 11/15/2040	50,000	54,563
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	154,218
Series GG, 5.72%, 6/15/2042	215,000	215,179
Series AA-2, 5.75%, 6/15/2041	195,000	195,060
Series EE, 6.01%, 6/15/2042	300,000	309,090
New York State Dormitory Authority Revenue, NY Series F, 5.63%, 3/15/2039	185,000	189,844
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	170,063
3.18%, 7/15/2060	395,000	254,678
Series 215, 3.29%, 8/1/2069	700,000	444,656
Series 210, 4.03%, 9/1/2048	410,000	334,571
Series 201, 4.23%, 10/15/2057	125,000	102,136
4.46%, 10/1/2062	100,000	83,821
Series 192, 4.81%, 10/15/2065	150,000	134,338
4.93%, 10/1/2051	220,000	204,592
5.65%, 11/1/2040	575,000	601,066
		4,948,663
NORTH CAROLINA — 0.0% *
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	125,000	84,361
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	52,405
Series B, 8.08%, 2/15/2050	215,000	268,241
JobsOhio Beverage System Revenue, OH Series B, 3.99%, 1/1/2029	160,000	159,662
		480,308
OKLAHOMA — 0.0% *
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	97,193
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A-2, 4.85%, 2/1/2045	$100,000	$98,769
Series A-3, 5.09%, 2/1/2052	155,000	148,366
		344,328
OREGON — 0.0% *
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guarantee Corp., 5.68%, 6/30/2028 (f)	85,968	87,191
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	236,679
		323,870
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	191,924
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	191,015
Series D, 2.84%, 9/1/2050	250,000	167,830
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	321,538
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	106,000	107,278
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	123,516
		1,103,101
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	30,352
Series A, 3.35%, 8/15/2047	275,000	203,954
Series C, 4.79%, 8/15/2046	200,000	188,831
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	591,090
Series A, 6.29%, 3/1/2032	65,000	69,027
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	144,952
Series A, 5.47%, 2/1/2045	355,000	355,759
Series A, 5.57%, 2/1/2050	500,000	499,213
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	118,382
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	220,000	244,064
Security Description	Principal Amount	Value
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	$350,000	$250,654
Series C, 2.92%, 11/1/2050	40,000	27,642
Series A, 2.99%, 11/1/2038	310,000	266,503
Series C, 3.09%, 11/1/2040	305,000	245,339
Series A, 3.14%, 11/1/2045	100,000	75,477
Series A, 4.51%, 11/1/2051	300,000	255,236
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	281,556
North Texas Tollway Authority Revenue, TX Series B, 6.72%, 1/1/2049	75,000	81,851
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	131,439
State of Texas, General Obligation, TX:
Series A, 4.68%, 4/1/2040	200,000	195,052
5.52%, 4/1/2039	309,312	316,866
Texas Department of Transportation State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	167,868
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	370,000	294,952
		5,036,059
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	108,559
Series A, 3.23%, 9/1/2119	360,000	201,622
		310,181
WISCONSIN — 0.0% *
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	451,491
TOTAL MUNICIPAL BONDS & NOTES (Cost $44,766,184)		40,654,725
MORTGAGE-BACKED SECURITIES — 0.6%
Bank:
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	294,313	289,424
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	252,560	248,998
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	386,966
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	$286,660	$284,628
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	398,887
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	481,079
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	47,266
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	943,202
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	556,421
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	266,560
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	880,288
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	500,000	454,603
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	890,729
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (c)	750,000	679,352
Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (c)	1,000,000	1,051,567
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	484,250
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	475,562
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	669,081
Series 2021-C10, Class A5, 2.49%, 7/15/2054	482,158	437,345
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	449,865
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	600,000	621,656
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	240,320
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	124,508
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,387,787
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	686,587
Security Description	Principal Amount	Value
Series 2018-B3, Class A5, 4.03%, 4/10/2051	$350,000	$346,514
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	297,284
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	943,266
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	335,689
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	372,302
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	324,777
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	444,942
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	442,767
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	538,171
Series 2021-B25, Class A5, 2.58%, 4/15/2054	650,000	583,952
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	445,655
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	891,854
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	258,069
Series 2024-V5, Class A3, 5.81%, 1/10/2057	234,375	241,198
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	833,769
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (c)	315,000	326,406
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,412,202
Citigroup Commercial Mortgage Trust:
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	492,736
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	705,253
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	277,079
COMM Mortgage Trust:
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	641,831
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	978,718
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	469,995
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	$500,000	$492,794
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	486,417
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	497,983
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	495,591
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	945,257
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	301,548	298,954
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	901,533
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	350,000	348,367
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,965,341
Series K-156, Class A2, 4.43%, 2/25/2033 (c)	489,947	490,005
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	150,734
Series K-160, Class A2, 4.50%, 8/25/2033 (c)	1,000,000	1,001,264
Series K-161, Class A2, 4.90%, 10/25/2033 (c)	1,425,000	1,460,804
Series K508, Class A2, 4.74%, 8/25/2028 (c)	1,500,000	1,518,033
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,427,657
Series K512, Class A2, 5.00%, 11/25/2028	230,291	234,580
Series K513, Class A2, 4.72%, 12/25/2028 (c)	875,000	886,425
Series K518, Class A2, 5.40%, 1/25/2029	750,000	773,176
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	1,006,701
GS Mortgage Securities Trust:
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	492,845
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	944,876
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	800,000	786,099
Security Description	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C7, Class A5, 3.41%, 10/15/2050	$500,000	$492,369
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	558,951
Morgan Stanley Capital I Trust:
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	738,148
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	736,485
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	474,713
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	450,924
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	445,858
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	319,377
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	494,879
Series 2018-C14, Class A3, 4.18%, 12/15/2051	622,936	618,291
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	296,774
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	273,069	266,065
Wells Fargo Commercial Mortgage Trust:
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	493,937
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	295,455
Series 2017-C42, Class A3, 3.33%, 12/15/2050	319,478	314,432
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	495,927
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	789,642
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	170,089
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	945,243
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	759,322
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	136,919
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	630,718
TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,665,558)		55,571,314
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank:
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	$50,000	$47,396
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	2,000,000	2,092,323
Series 2025-BNK51, Class A5, 5.29%, 12/25/2067	400,000	406,352
Bank5:
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	865,613	899,159
Series 2024-5YR10, Class A3, 5.30%, 10/15/2057	225,000	229,461
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	800,000	822,521
Series 2025-5YR16, Class A3, 5.28%, 8/15/2063	964,461	984,269
Series 2025-5YR18, Class A3, 5.15%, 12/15/2058	500,000	508,277
Bank5 Trust Series 2025-5YR13, Class A3, VRN, 5.75%, 1/15/2058	383,333	397,124
BBCMS Mortgage Trust:
Series 2018-C2, Class A5, 4.31%, 12/15/2051	50,000	49,778
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	500,000	547,814
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	165,000	167,747
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	166,667	171,450
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	311,939
Series 2025-C32, Class A5, 5.72%, 2/15/2062	166,667	174,377
Series 2025-C39, Class A5, 5.30%, 12/15/2058	1,000,000	1,014,812
Series 2025-C35, Class A5, VRN, 5.59%, 7/15/2058 (c)	400,000	414,969
Benchmark Mortgage Trust:
Series 2018-B3, Class A4, 3.76%, 4/10/2051	560,510	553,604
Series 2024-V6, Class A3, 5.93%, 3/15/2057	355,769	367,329
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	1,000,000	1,042,060
Security Description	Principal Amount	Value
Series 2024-V9, Class A3, 5.60%, 8/15/2057	$1,000,000	$1,027,212
Series 2025-V15, Class A3, 5.80%, 6/15/2058	800,000	832,113
Series 2026-V21, Class A3, 5.13%, 3/15/2031	800,000	811,246
Series 2025-V19, Class A3, VRN, 5.25%, 1/15/2058	81,818	83,498
BMO Mortgage Trust:
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,602,083
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	500,000	524,191
Series 2024-5C5, Class A3, 5.86%, 2/15/2057	240,000	247,798
Series 2025-C11, Class A5, 5.69%, 2/15/2058	1,000,000	1,041,360
Series 2026-5C14, Class A3, 5.21%, 3/15/2059	1,000,000	1,017,803
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	175,000	180,178
Series 2025-C12, Class A5, VRN, 5.87%, 6/15/2058 (c)	327,273	345,059
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5, 3.45%, 9/15/2050	150,000	147,036
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	388,889	412,468
UBS Commercial Mortgage Trust Series 2018-C15, Class A3, 4.07%, 12/15/2051	35,338	34,823
Wells Fargo Commercial Mortgage Trust:
Series 2020-C55, Class A5, 2.73%, 2/15/2053	100,000	93,379
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	1,000,000	1,045,382
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $20,463,681)		20,648,390

Shares
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (g) (h)	357,263,285	357,263,285
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	197,354,806	$197,354,806
TOTAL SHORT-TERM INVESTMENTS (Cost $554,618,091)		554,618,091
TOTAL INVESTMENTS — 104.7% (Cost $10,283,432,423)		9,828,517,654
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(442,179,644)
NET ASSETS — 100.0%		$9,386,338,010

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.2% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (''TBA'') in the future.
(f)	Bond is insured by the following:

% of Net Assets
National Public Finance Guaranty Corp.	0.0% *
Assured Guaranty, Inc.	0.0% *
Build America Mutual Assurance Corp.	0.0% *

(g)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at March 31, 2026.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,235,391,075	$—	$2,235,391,075
Asset-Backed Securities	—	32,855,351	—	32,855,351
Foreign Government Obligations	—	283,310,935	—	283,310,935
U.S. Government Agency Obligations	—	2,324,533,240	—	2,324,533,240
U.S. Treasury Obligations	—	4,280,934,533	—	4,280,934,533
Municipal Bonds & Notes	—	40,654,725	—	40,654,725
Mortgage-Backed Securities	—	55,571,314	—	55,571,314
Commercial Mortgage Backed Securities	—	20,648,390	—	20,648,390
Short-Term Investments	554,618,091	—	—	554,618,091
TOTAL INVESTMENTS	$554,618,091	$9,273,899,563	$—	$9,828,517,654
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	259,816,877	$259,816,877	$1,346,336,664	$1,248,890,256	$—	$—	357,263,285	$357,263,285	$5,708,273
State Street Navigator Securities Lending Portfolio II	201,362,794	201,362,794	1,216,234,766	1,220,242,754	—	—	197,354,806	197,354,806	439,414
Total		$461,179,671	$2,562,571,430	$2,469,133,010	$—	$—		$554,618,091	$6,147,687
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 0.1%
Omnicom Group, Inc.:
4.20%, 3/2/2029	$65,000	$64,276
5.00%, 6/2/2033	500,000	488,215
5.30%, 6/2/2036 (a)	500,000	482,425
5.40%, 10/1/2048 (a)	500,000	435,045
WPP LLC 6.50%, 3/30/2036	250,000	246,285
		1,716,246
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
3.25%, 2/1/2028	230,000	225,398
3.63%, 2/1/2031	350,000	332,686
3.63%, 3/1/2048	197,000	137,010
3.75%, 2/1/2050	800,000	567,160
3.85%, 11/1/2048	734,000	528,084
3.90%, 5/1/2049	1,115,000	814,262
5.04%, 5/1/2027	136,000	136,719
5.15%, 5/1/2030	1,000,000	1,015,280
5.71%, 5/1/2040	721,000	722,233
5.81%, 5/1/2050	1,600,000	1,544,480
5.93%, 5/1/2060	800,000	770,136
6.30%, 5/1/2029	943,000	990,725
6.86%, 5/1/2054	447,000	491,794
7.01%, 5/1/2064	790,000	873,685
Embraer Netherlands Finance BV 5.40%, 1/9/2038	278,000	265,206
GE Capital Funding LLC 4.55%, 5/15/2032	499,000	497,099
General Dynamics Corp.:
2.85%, 6/1/2041	500,000	373,160
4.25%, 4/1/2040	100,000	89,888
General Electric Co.:
4.30%, 7/29/2030	600,000	598,512
4.90%, 1/29/2036	45,000	44,982
Series MTN, 5.88%, 1/14/2038	441,000	469,471
Series MTN, 6.75%, 3/15/2032	100,000	111,588
Hexcel Corp. 5.88%, 2/26/2035	330,000	338,471
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (b)	310,000	307,808
4.00%, 3/16/2029 (b)	400,000	396,460
4.30%, 3/16/2031 (b)	500,000	494,905
4.60%, 3/16/2033 (b)	500,000	493,990
4.95%, 3/16/2036 (b)	900,000	892,899
5.62%, 3/16/2046 (b)	190,000	187,106
5.73%, 3/16/2056 (b)	1,000,000	988,700
5.85%, 3/16/2066 (b)	220,000	218,088
Howmet Aerospace, Inc.:
3.75%, 3/3/2028	90,000	88,964
Security Description	Principal Amount	Value
3.90%, 4/15/2029	$200,000	$197,256
4.55%, 11/15/2032	225,000	222,239
4.75%, 4/15/2036	145,000	140,898
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	420,000	396,421
4.40%, 6/15/2028	575,000	575,172
5.05%, 6/1/2029	329,000	334,711
5.40%, 7/31/2033	434,000	444,945
5.50%, 8/15/2054	100,000	95,534
5.60%, 7/31/2053	185,000	179,589
6.15%, 12/15/2040	399,000	424,612
Lockheed Martin Corp.:
2.80%, 6/15/2050	122,000	76,056
3.80%, 3/1/2045	529,000	417,169
4.07%, 12/15/2042	180,000	152,127
4.09%, 9/15/2052	242,000	189,026
4.15%, 8/15/2028	503,000	503,307
4.15%, 6/15/2053	1,400,000	1,102,654
4.30%, 6/15/2062	405,000	315,750
4.40%, 8/15/2030	525,000	525,535
4.50%, 2/15/2029	250,000	251,890
4.70%, 5/15/2046	400,000	354,684
5.00%, 8/15/2035 (a)	340,000	342,802
5.20%, 2/15/2055 (a)	140,000	130,008
5.20%, 2/15/2064	395,000	358,759
5.25%, 1/15/2033 (a)	156,000	162,465
5.70%, 11/15/2054 (a)	230,000	229,765
Series B, 6.15%, 9/1/2036	350,000	383,709
Northrop Grumman Corp.:
4.75%, 6/1/2043	709,000	640,752
4.90%, 6/1/2034 (a)	2,119,000	2,114,762
5.25%, 5/1/2050 (a)	300,000	278,061
RTX Corp.:
2.38%, 3/15/2032	300,000	264,297
3.13%, 7/1/2050	388,000	255,114
4.15%, 5/15/2045	700,000	572,467
4.35%, 4/15/2047	305,000	252,738
4.50%, 6/1/2042	900,000	798,687
4.63%, 11/16/2048	119,000	101,267
4.80%, 12/15/2043	895,000	806,592
4.88%, 10/15/2040	333,000	315,980
5.15%, 2/27/2033	376,000	383,723
5.38%, 2/27/2053 (a)	200,000	187,396
6.05%, 6/1/2036	79,000	84,952
6.10%, 3/15/2034	898,000	966,984
6.40%, 3/15/2054	700,000	754,481
7.50%, 9/15/2029	992,000	1,089,355
Spirit AeroSystems, Inc. 4.60%, 6/15/2028 (a)	100,000	100,038
		34,481,678
AGRICULTURE — 1.3%
Altria Group, Inc.:
3.40%, 5/6/2030 (a)	373,000	356,562
3.40%, 2/4/2041	420,000	317,087
3.70%, 2/4/2051	346,000	237,851
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 9/16/2046	$1,100,000	$808,841
4.25%, 8/9/2042	809,000	659,044
4.50%, 8/6/2030	250,000	248,905
4.50%, 5/2/2043	1,187,000	986,278
5.25%, 8/6/2035	95,000	94,592
5.80%, 2/14/2039	276,000	277,167
5.95%, 2/14/2049 (a)	106,000	102,756
6.88%, 11/1/2033	650,000	720,142
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (a)	1,145,000	1,043,885
5.94%, 10/1/2032 (a)	319,000	341,917
BAT Capital Corp.:
3.73%, 9/25/2040	789,000	628,486
4.63%, 3/22/2033	200,000	195,692
4.70%, 4/2/2027	428,000	428,912
4.76%, 9/6/2049	200,000	165,494
5.35%, 8/15/2032 (a)	100,000	102,603
6.00%, 2/20/2034 (a)	1,000,000	1,056,270
6.25%, 8/15/2055 (a)	400,000	403,072
6.42%, 8/2/2033 (a)	200,000	216,908
7.08%, 8/2/2043	3,200,000	3,520,576
BAT International Finance PLC 5.93%, 2/2/2029	265,000	274,948
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	291,000	265,017
4.55%, 8/4/2030	548,000	545,616
4.65%, 9/17/2034 (a)	385,000	372,106
4.80%, 3/19/2033	160,000	157,947
5.15%, 8/4/2035	250,000	248,955
5.15%, 3/19/2036	350,000	345,202
Philip Morris International, Inc.:
2.10%, 5/1/2030	450,000	409,905
3.13%, 8/17/2027	1,000	987
3.38%, 8/15/2029	700,000	678,083
3.88%, 10/27/2028	140,000	138,747
3.88%, 8/21/2042	100,000	80,317
4.00%, 10/29/2030	250,000	244,715
4.13%, 4/28/2028	155,000	154,704
4.25%, 10/29/2032	140,000	135,891
4.38%, 11/1/2027	570,000	571,374
4.38%, 11/15/2041	210,000	182,404
4.50%, 3/20/2042	412,000	359,421
4.63%, 10/29/2035	155,000	149,074
4.88%, 2/15/2028	1,605,000	1,622,751
4.90%, 11/1/2034	325,000	323,213
5.13%, 11/17/2027	770,000	780,149
5.13%, 2/15/2030	473,000	482,843
5.13%, 2/13/2031	170,000	173,692
5.25%, 2/13/2034 (a)	788,000	803,019
5.38%, 2/15/2033	1,051,000	1,080,239
5.50%, 9/7/2030	222,000	230,372
5.63%, 11/17/2029	100,000	103,990
5.63%, 9/7/2033	441,000	460,051
Security Description	Principal Amount	Value
Reynolds American, Inc. 7.25%, 6/15/2037	$329,000	$374,774
		24,663,546
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	259,303	251,135
Series AA, Class AA, 3.15%, 8/15/2033	67,442	62,761
Series AA, Class AA, 3.20%, 12/15/2029	336,672	327,046
Series 2015-1, Class A, 3.38%, 11/1/2028	71,113	70,001
Series AA, Class AA, 3.58%, 7/15/2029	822,300	806,948
Series 2015-2, Class AA, 3.60%, 3/22/2029	275,736	270,993
Series AA, Class AA, 3.65%, 8/15/2030	99,313	96,528
Class A, 4.90%, 11/11/2039	285,000	274,646
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	36,221	35,037
Delta Air Lines, Inc.:
4.95%, 7/10/2028	500,000	501,780
5.25%, 7/10/2030	1,100,000	1,108,415
JetBlue Pass-Through Trust Series 1A, Class A, 4.00%, 5/15/2034	469,625	442,673
Southwest Airlines Co.:
2.63%, 2/10/2030	400,000	366,524
4.38%, 11/15/2028	365,000	360,350
5.13%, 6/15/2027	300,000	301,035
5.25%, 11/15/2035	400,000	375,404
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.88%, 4/7/2030	120,443	115,967
Series AA, Class AA, 3.10%, 1/7/2030	39,156	37,979
Series AA, Class AA, 3.50%, 9/1/2031	62,090	59,892
Series AA, Class AA, 4.15%, 2/25/2033	61,133	59,466
Series AA, Class AA, 5.45%, 8/15/2038	109,010	110,967
Series 2023-1, Class A, 5.80%, 7/15/2037	1,110,056	1,143,057
Series 20-1, Class A, 5.88%, 4/15/2029	15,303	15,537
Series 24-A, Class A, 5.88%, 8/15/2038	1,177,501	1,183,942
		8,378,083
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 3/27/2050	$250,000	$174,012
3.88%, 11/1/2045 (a)	194,000	151,910
PVH Corp. 5.50%, 6/13/2030 (a)	505,000	509,722
Ralph Lauren Corp. 5.00%, 6/15/2032	450,000	456,795
Tapestry, Inc. 5.50%, 3/11/2035	500,000	501,555
		1,793,994
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
4.15%, 1/8/2029	210,000	207,356
4.25%, 9/1/2028	100,000	99,184
4.45%, 1/8/2031 (a)	300,000	294,126
Series GMTN, 4.50%, 9/4/2030	250,000	246,242
4.80%, 3/5/2030	54,000	54,009
Series GMTN, 5.05%, 7/10/2031 (a)	125,000	125,313
5.10%, 1/8/2036	300,000	289,446
5.15%, 7/9/2032	1,442,000	1,444,062
5.65%, 11/15/2028	928,000	951,098
Cummins, Inc.:
4.70%, 2/15/2031 (a)	485,000	489,671
5.30%, 5/9/2035	181,000	184,341
5.45%, 2/20/2054 (a)	718,000	693,416
Ford Motor Co. 4.75%, 1/15/2043	600,000	452,856
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	200,000	192,016
2.90%, 2/10/2029	207,000	193,510
3.63%, 6/17/2031	135,000	121,689
4.00%, 11/13/2030	200,000	186,334
4.97%, 4/6/2029	471,000	465,160
5.11%, 5/3/2029	748,000	741,350
5.30%, 9/6/2029	85,000	84,597
5.42%, 4/9/2031	280,000	274,845
5.75%, 4/6/2033	200,000	196,048
5.80%, 3/8/2029	1,213,000	1,227,228
5.87%, 10/31/2035	250,000	240,270
5.88%, 11/7/2029	1,092,000	1,104,951
5.92%, 3/20/2028	200,000	202,552
6.05%, 3/5/2031	425,000	429,067
6.05%, 11/5/2031	1,200,000	1,204,260
6.50%, 2/7/2035	900,000	907,947
6.53%, 3/19/2032	165,000	169,221
6.80%, 5/12/2028	300,000	309,054
7.12%, 11/7/2033	901,000	946,582
7.20%, 6/10/2030	400,000	420,968
7.35%, 11/4/2027	800,000	825,488
7.35%, 3/6/2030	460,000	485,360
Security Description	Principal Amount	Value
General Motors Co.:
5.63%, 4/15/2030 (a)	$972,000	$998,934
5.95%, 4/1/2049 (a)	1,119,000	1,045,896
6.25%, 4/15/2035	808,000	840,449
6.25%, 10/2/2043	500,000	491,440
6.60%, 4/1/2036	1,613,000	1,714,732
6.75%, 4/1/2046	400,000	413,220
6.80%, 10/1/2027	200,000	205,684
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	650,000	579,111
4.20%, 10/27/2028	285,000	282,107
4.60%, 1/8/2031	100,000	98,567
5.00%, 4/9/2027	297,000	298,390
5.35%, 7/15/2027	1,000,000	1,009,360
5.35%, 1/7/2030	1,240,000	1,262,506
5.45%, 7/15/2030	1,220,000	1,248,158
5.45%, 1/8/2036 (a)	90,000	88,656
5.63%, 4/4/2032	350,000	358,022
5.65%, 1/17/2029 (a)	631,000	645,437
5.80%, 6/23/2028	300,000	307,302
6.00%, 1/9/2028	250,000	255,632
6.10%, 1/7/2034	1,564,000	1,624,089
Honda Motor Co. Ltd.:
4.44%, 7/8/2028	173,000	172,529
4.69%, 7/8/2030	472,000	468,347
5.34%, 7/8/2035	1,000,000	989,170
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	1,031,000	1,195,238
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029	275,000	272,778
4.00%, 8/8/2028 (a)	453,000	452,706
Series R, 4.00%, 11/7/2028	115,000	114,606
4.55%, 5/8/2030	1,000,000	1,007,000
Series MTN, 4.95%, 8/10/2028	100,000	101,801
Toyota Motor Corp.:
4.19%, 6/30/2027 (a)	30,000	30,040
4.45%, 6/30/2030	50,000	50,032
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	79,000	75,942
Series MTN, 1.65%, 1/10/2031	430,000	376,426
Series MTN, 2.40%, 1/13/2032 (a)	34,000	30,126
3.65%, 1/8/2029	1,050,000	1,033,200
Series B, 4.05%, 3/13/2029	220,000	218,748
Series B, 4.20%, 1/10/2031	335,000	330,166
Series MTN, 4.35%, 10/8/2027	1,890,000	1,894,838
Series MTN, 4.55%, 9/20/2027	130,000	130,785
Series B, 4.60%, 3/11/2033	1,000,000	984,460
4.65%, 9/3/2032	1,150,000	1,140,938
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.80%, 1/11/2036	$500,000	$487,895
4.95%, 1/9/2030	640,000	650,982
5.10%, 3/21/2031	200,000	204,534
5.35%, 1/9/2035	90,000	92,037
		42,732,633
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051 (a)	549,000	338,557
4.15%, 5/1/2052	125,000	93,524
5.40%, 3/15/2049	300,000	274,902
5.75%, 9/13/2054 (a)	220,000	211,484
BorgWarner, Inc. 4.38%, 3/15/2045 (a)	868,000	710,241
Lear Corp. 5.25%, 5/15/2049 (a)	881,000	784,909
Magna International, Inc.:
2.45%, 6/15/2030	300,000	275,442
5.05%, 3/14/2029	130,000	131,793
5.50%, 3/21/2033	542,000	556,097
5.88%, 6/1/2035	250,000	258,635
		3,635,584
BANKS — 20.4%
Australia & New Zealand Banking Group Ltd.:
Series A, 3.92%, 12/8/2028	300,000	298,149
4.36%, 6/18/2028	738,000	740,782
Banco Bilbao Vizcaya Argentaria SA:
5.13%, 3/3/2036	250,000	243,008
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	1,300,000	1,352,013
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	640,000	722,054
Banco Santander SA:
3.80%, 2/23/2028	1,080,000	1,066,435
4.38%, 4/12/2028	1,350,000	1,345,450
5.13%, 11/6/2035	200,000	195,080
5.29%, 8/18/2027	1,000,000	1,009,840
6.35%, 3/14/2034	800,000	839,616
6.92%, 8/8/2033	650,000	701,317
6.94%, 11/7/2033 (a)	478,000	536,005
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	1,251,000	1,114,854
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	800,000	705,864
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	3,190,000	2,755,745
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	855,000	790,302
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	329,000	298,429
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	1,802,000	1,631,044
Security Description	Principal Amount	Value
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	$300,000	$228,540
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	3,233,000	3,176,196
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	5,423,000	5,365,733
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	650,000	645,008
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	3,310,000	3,280,839
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	499,000	385,662
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	1,832,000	1,830,443
SOFR + 0.87%, 4.46%, 2/6/2032 (c)	1,000,000	987,110
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,601,000	1,571,526
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	1,560,000	1,566,911
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	1,000,000	1,006,280
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	306,000	308,696
SOFR + 1.13%, 5.05%, 2/6/2037 (c)	803,000	792,240
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,295,000	1,313,376
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	1,465,000	1,482,272
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	100,000	99,839
SOFR + 1.64%, 5.46%, 5/9/2036 (c)	1,236,000	1,261,078
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	1,826,000	1,862,557
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	500,000	509,665
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	100,000	101,736
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	250,000	257,883
6.11%, 1/29/2037	1,361,000	1,428,247
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	808,000	830,196
7.75%, 5/14/2038	1,650,000	1,958,137
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	590,000	523,890
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	230,000	228,875
Series J, SOFR + 0.89%, 4.34%, 3/19/2030 (a) (c)	340,000	338,297
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series J, SOFR + 0.97%, 4.44%, 1/14/2032 (c)	$485,000	$477,924
5.37%, 6/4/2027	242,000	245,006
5.51%, 6/4/2031 (a)	1,000,000	1,036,720
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	1,202,000	1,210,270
Bank of New York Mellon Corp.:
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	230,000	227,723
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	679,000	660,470
SOFR + 0.68%, 4.44%, 6/9/2028 (c)	185,000	185,239
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	804,000	807,763
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	568,000	572,215
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	520,000	520,494
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	300,000	305,715
SOFR + 1.35%, 5.32%, 6/6/2036 (c)	70,000	70,902
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	902,000	922,133
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (a) (c)	1,306,000	1,385,052
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	538,000	563,431
Bank of Nova Scotia:
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	963,000	957,376
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	52,000	51,511
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	250,000	246,723
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	260,000	259,797
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	929,000	889,072
SOFR + 1.05%, 4.81%, 2/2/2034 (c)	250,000	246,373
4.85%, 2/1/2030	290,000	293,555
SOFR + 0.89%, 4.93%, 2/14/2029 (a) (c)	360,000	363,064
5.65%, 2/1/2034	643,000	669,511
Barclays PLC:
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	300,000	279,498
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	600,000	465,414
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	375,000	372,788
SOFR + 1.14%, 4.52%, 2/24/2032 (c)	200,000	195,684
Security Description	Principal Amount	Value
4.84%, 5/9/2028	$270,000	$270,103
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	499,000	501,595
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	730,000	734,124
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	290,000	291,122
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	1,003,000	1,011,104
SOFR + 1.51%, 5.21%, 2/24/2037 (c)	200,000	193,520
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	567,000	573,606
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	200,000	202,518
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	505,000	497,521
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	400,000	419,644
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	100,000	107,972
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	2,125,000	2,316,314
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	1,303,000	1,357,244
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	1,200,000	1,340,736
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032	789,000	740,579
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	600,000	598,626
SOFR + 0.79%, 4.28%, 1/29/2030 (c)	115,000	114,205
SOFR + 1.17%, 4.58%, 9/8/2031 (c)	500,000	497,965
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	730,000	735,774
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	406,000	414,668
6.09%, 10/3/2033	1,005,000	1,074,636
Citibank NA 4.58%, 5/29/2027	1,180,000	1,184,543
Citigroup, Inc.:
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	800,000	715,896
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	963,000	883,110
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	288,000	267,114
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,761,000	1,589,954
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	679,000	668,890
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	$1,564,000	$1,547,734
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	1,703,000	1,596,971
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	118,000	116,121
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	240,000	238,114
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	466,000	460,431
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,014,000	1,010,512
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	1,747,000	1,749,655
4.65%, 7/30/2045	100,000	87,415
4.65%, 7/23/2048	500,000	423,350
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	2,800,000	2,787,540
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	1,000,000	1,006,290
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	1,500,000	1,503,900
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	1,750,000	1,713,372
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	260,000	263,622
SOFR + 1.75%, 5.61%, 3/4/2056 (a) (c)	600,000	576,582
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	1,350,000	1,367,104
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	1,023,000	1,045,424
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	923,000	955,960
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	2,620,000	2,799,863
8.13%, 7/15/2039	600,000	747,930
Citizens Financial Group, Inc.:
5 yr. CMT + 1.45%, 5.30%, 1/29/2036 (c)	54,000	53,531
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	77,000	76,851
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	806,000	828,753
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	503,000	518,100
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	358,000	383,930
Commonwealth Bank of Australia:
Series MTN, 4.15%, 10/1/2030	200,000	198,132
Series C, 4.36%, 3/27/2029	500,000	501,575
Security Description	Principal Amount	Value
Cooperatieve Rabobank UA:
3.74%, 1/14/2028	$250,000	$248,328
3.96%, 10/17/2028	490,000	488,006
4.32%, 4/1/2029 (d)	250,000	250,265
5.25%, 5/24/2041	1,380,000	1,337,496
Deutsche Bank AG:
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	600,000	564,150
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	600,000	546,000
SOFR + 1.10%, 4.47%, 12/10/2031 (c)	1,300,000	1,277,042
SOFR + 1.14%, 4.73%, 2/6/2032 (c)	180,000	177,291
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	991,000	987,323
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	687,000	711,492
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	150,000	157,482
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	500,000	534,605
Fifth Third Bancorp:
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (c)	600,000	577,932
SOFR + 0.95%, 4.57%, 4/29/2032 (c)	500,000	490,675
SOFR + 1.24%, 5.14%, 1/29/2037 (c)	375,000	365,558
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	200,000	205,726
8.25%, 3/1/2038	590,000	710,307
Fifth Third Bank NA SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	826,000	827,214
Fifth Third Financial Corp. SOFR + 2.16%, 5.98%, 1/30/2030 (c)	325,000	335,647
First Citizens BancShares, Inc.:
SOFR + 1.49%, 4.87%, 3/3/2032 (c)	250,000	241,630
5 yr. CMT + 1.85%, 5.60%, 9/5/2035 (c)	100,000	97,769
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (a) (c)	325,000	317,275
First Horizon Bank 5.75%, 5/1/2030 (a)	100,000	101,600
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	200,000	204,914
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	253,000	254,579
Goldman Sachs Capital I 6.35%, 2/15/2034	200,000	208,722
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	1,210,000	1,062,610
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	$719,000	$634,367
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	833,000	748,367
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	1,597,000	1,417,322
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	2,078,000	1,875,125
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	1,159,000	858,842
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	1,475,000	1,461,504
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	5,460,000	5,384,707
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	700,000	610,673
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	690,000	685,432
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	825,000	817,327
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	1,617,000	1,607,508
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	500,000	490,205
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	1,800,000	1,612,188
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	550,000	549,763
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	750,000	738,765
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	607,000	609,829
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	315,000	304,996
SOFR + 1.19%, 5.07%, 1/21/2037 (c)	430,000	421,026
5.15%, 5/22/2045	501,000	448,595
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	392,000	398,409
5 yr. CMT + 1.18%, 5.39%, 2/2/2041 (c)	625,000	604,762
SOFR + 1.32%, 5.54%, 1/21/2047 (c)	865,000	823,861
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	13,000	13,216
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,117,000	1,072,677
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	1,108,000	1,143,046
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,500,000	1,459,920
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	1,285,000	1,333,072
Security Description	Principal Amount	Value
6.25%, 2/1/2041	$757,000	$799,036
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,000,000	1,046,480
HSBC Bank USA NA:
5.63%, 8/15/2035	600,000	612,606
7.00%, 1/15/2039	250,000	278,635
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	839,000	754,102
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	2,155,000	1,991,242
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	2,021,000	1,806,350
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	250,000	248,043
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	1,111,000	1,109,656
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	535,000	527,703
SOFR + 1.21%, 4.68%, 3/10/2032 (c)	335,000	330,357
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	1,200,000	1,202,448
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	400,000	389,448
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	980,000	987,634
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	375,000	367,020
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	995,000	1,002,791
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	155,000	157,122
SOFR + 1.55%, 5.28%, 3/10/2037 (c)	375,000	368,171
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	377,000	382,365
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	700,000	702,443
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	1,068,000	1,079,695
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	458,000	469,180
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	1,134,000	1,171,705
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	500,000	500,385
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	1,600,000	1,620,432
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	501,000	515,499
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	640,000	677,728
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,000,000	1,053,120
6.50%, 9/15/2037	200,000	213,308
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	$1,151,000	$1,199,883
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	1,000,000	1,105,470
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	571,485
HSBC USA, Inc. 4.65%, 6/3/2028	300,000	301,839
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	516,000	442,485
5 yr. CMT + 1.35%, 5.61%, 1/28/2041 (c)	220,000	214,793
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	420,000	428,639
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	975,000	992,248
ING Groep NV:
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	516,000	496,392
Series VAR, SOFR + 1.26%, 4.80%, 3/23/2032 (c)	250,000	248,368
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	200,000	201,194
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	550,000	561,665
SOFR + 1.61%, 5.42%, 3/23/2037 (c)	250,000	249,133
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	1,050,000	1,065,592
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	751,000	792,132
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	200,000	175,446
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	600,000	528,708
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	1,802,000	1,714,351
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	830,000	809,026
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	587,000	542,341
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	656,000	583,453
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	455,000	411,447
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	770,000	717,540
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	815,000	738,969
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	200,000	152,500
Security Description	Principal Amount	Value
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	$450,000	$294,039
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	1,456,000	1,432,486
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	3,757,000	3,721,722
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	520,000	507,250
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	1,150,000	1,009,309
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	652,000	646,465
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	415,000	408,547
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	2,500,000	2,499,300
SOFR + 0.84%, 4.35%, 1/22/2032 (a) (c)	280,000	276,024
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	1,357,000	1,337,826
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	429,000	429,832
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	559,000	542,610
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	1,764,000	1,772,697
SOFR + 1.07%, 4.90%, 1/22/2037 (c)	295,000	288,593
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	309,000	309,454
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	789,000	796,211
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	990,000	977,556
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	2,445,000	2,461,675
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	250,000	254,430
SOFR + 1.30%, 5.19%, 2/5/2037 (c)	750,000	736,380
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	715,000	722,772
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	1,393,000	1,418,840
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	1,270,000	1,289,190
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,704,000	1,737,041
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	1,721,000	1,761,185
SOFR + 1.55%, 5.53%, 11/29/2045 (a) (c)	150,000	147,233
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	$1,200,000	$1,234,440
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	2,460,000	2,492,841
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	1,574,000	1,630,916
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	1,268,000	1,320,166
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	1,183,000	1,229,397
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	500,000	537,010
8.00%, 4/29/2027	500,000	519,655
Keybank National Association:
4.90%, 8/8/2032	1,168,000	1,146,649
5.00%, 1/26/2033	300,000	296,052
KeyCorp:
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	60,000	58,675
SOFR + 1.37%, 5.31%, 1/28/2037 (c)	60,000	58,778
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (c)	400,000	424,212
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	200,000	144,166
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	780,000	769,127
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	200,000	197,826
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	250,000	246,515
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	743,000	747,220
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	500,000	482,380
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	2,000,000	1,991,420
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	465,000	469,152
1 yr. CMT + 0.82%, 5.67%, 2/10/2047 (c)	500,000	486,140
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	750,000	770,692
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	350,000	399,115
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	437,000	431,105
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	250,000	252,475
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (a) (c)	310,000	309,005
SOFR + 2.26%, 6.08%, 3/13/2032 (a) (c)	50,000	52,389
Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	$1,238,000	$1,219,962
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	345,000	345,900
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	577,000	507,910
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	415,000	366,748
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	415,000	371,064
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (c)	300,000	289,833
1 yr. CMT + 0.80%, 4.51%, 1/14/2032 (c)	600,000	591,474
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	280,000	277,166
1 yr. CMT + 0.90%, 5.06%, 1/14/2037 (c)	1,055,000	1,035,356
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (a) (c)	651,000	646,502
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	460,000	467,470
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	600,000	608,976
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	850,000	863,379
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	1,401,000	1,422,393
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	1,155,000	1,180,098
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	400,000	409,560
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	546,000	542,244
1 yr. CMT + 0.70%, 4.44%, 5/12/2032 (c)	335,000	328,323
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	500,000	499,170
1 yr. CMT + 0.85%, 5.05%, 5/12/2037 (c)	200,000	196,312
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	800,000	809,184
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (c)	226,000	226,732
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	200,000	204,388
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	414,000	419,676
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	850,000	870,621
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	704,000	730,118
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	$217,000	$225,244
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	1,000,000	1,026,970
Morgan Stanley:
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	600,000	520,038
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	521,000	456,203
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	715,000	631,431
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	200,000	185,766
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	2,900,000	2,606,520
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,053,000	1,039,564
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	420,000	415,149
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	1,500,000	1,495,770
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	260,000	257,296
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	310,000	303,887
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	400,000	397,904
SOFR + 0.95%, 4.49%, 1/16/2032 (c)	220,000	216,385
SOFR + 1.20%, 4.71%, 3/12/2032 (c)	915,000	908,805
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	190,000	183,616
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	1,130,000	1,140,294
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	450,000	455,040
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	1,045,000	1,057,017
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	564,000	572,449
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	2,400,000	2,407,896
SOFR + 2.62%, 5.30%, 4/20/2037 (a) (c)	410,000	408,631
5 yr. CMT + 1.17%, 5.31%, 1/18/2041 (c)	425,000	410,057
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	1,492,000	1,495,476
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	750,000	760,410
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	317,000	322,814
Security Description	Principal Amount	Value
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	$1,294,000	$1,313,953
SOFR + 1.71%, 5.52%, 11/19/2055 (a) (c)	935,000	885,492
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	2,595,000	2,646,900
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	910,000	920,429
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	717,000	737,621
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	1,588,000	1,625,572
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	546,000	566,732
SOFR + 1.78%, 5.90%, 3/13/2047 (c)	1,360,000	1,354,111
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	520,000	531,544
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	858,000	879,399
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	1,288,000	1,321,552
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	1,505,000	1,610,531
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	824,000	859,622
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	1,212,000	1,318,535
Morgan Stanley Bank NA SOFR + 0.87%, 5.50%, 5/26/2028 (c)	1,829,000	1,849,905
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	925,000	921,698
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	370,000	366,152
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	1,020,000	1,019,990
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	514,000	512,242
National Australia Bank Ltd.:
3.85%, 12/13/2028	335,000	332,183
4.15%, 1/13/2031 (a)	415,000	410,144
4.31%, 6/13/2028	595,000	596,559
4.50%, 10/26/2027 (a)	471,000	473,666
4.90%, 6/13/2028	250,000	253,778
National Bank of Canada:
SOFR + 0.76%, 4.17%, 1/20/2029 (c)	340,000	338,072
4.50%, 10/10/2029	390,000	390,296
NatWest Group PLC:
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	242,000	240,490
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	$1,844,000	$1,856,668
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	1,000,000	1,010,720
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	200,000	202,006
1 yr. CMT + 1.30%, 5.91%, 3/3/2047 (a) (c)	230,000	223,611
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	400,000	420,980
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	1,219,000	1,202,068
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	145,000	141,292
Old National Bancorp 3 mo. USD Term SOFR + 2.20%, 5.77%, 2/15/2036 (c)	105,000	104,606
Pinnacle Bank/Nashville TN 5.63%, 2/15/2028	500,000	505,625
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	90,000	83,942
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	215,000	213,818
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	443,000	430,273
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	255,000	254,171
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	900,000	901,197
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	101,000	102,126
5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	1,200,000	1,177,620
SOFR + 1.39%, 5.58%, 1/29/2036 (c)	256,000	261,527
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	1,150,000	1,178,612
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	465,000	478,652
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	1,666,000	1,761,378
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	1,840,000	2,030,458
Regions Bank 6.45%, 6/26/2037	900,000	947,277
Royal Bank of Canada:
3.63%, 5/4/2027	40,000	39,761
3.88%, 5/4/2032	200,000	192,012
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	1,125,000	1,117,429
Security Description	Principal Amount	Value
SOFR + 0.98%, 4.31%, 11/3/2031 (c)	$1,000,000	$983,150
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	452,000	452,262
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	968,000	968,958
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	706,000	707,610
Series GMTN, 4.90%, 1/12/2028	183,000	185,037
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	400,000	403,844
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (c)	550,000	556,809
Series GMTN, 5.00%, 2/1/2033	613,000	618,425
Series MTN, 6.00%, 11/1/2027	526,000	539,844
Santander Holdings USA, Inc.:
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	313,000	316,380
SOFR + 1.61%, 5.47%, 3/20/2029 (a) (c)	408,000	413,622
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	388,000	400,715
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	1,032,000	1,064,549
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	840,000	869,266
SOFR + 3.28%, 7.66%, 11/9/2031 (a) (c)	100,000	110,147
Santander U.K. Group Holdings PLC:
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	429,000	389,009
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	520,000	513,334
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	200,000	198,140
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	600,000	600,732
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	175,000	168,887
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	225,000	232,045
Simmons First National Corp. 3 mo. USD Term SOFR + 3.02%, 6.25%, 10/1/2035 (c)	160,000	159,880
Southstate Bank Corp. 3 mo. USD Term SOFR + 3.19%, 7.00%, 6/13/2035 (c)	450,000	469,534
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
2.13%, 7/8/2030	$138,000	$124,192
4.11%, 1/15/2029	700,000	692,846
SOFR + 1.02%, 4.49%, 1/15/2032 (c)	435,000	428,453
SOFR + 1.19%, 4.66%, 7/8/2031 (c)	1,300,000	1,292,525
SOFR + 1.38%, 4.95%, 7/8/2033 (a) (c)	1,229,000	1,223,764
SOFR + 1.22%, 5.05%, 1/15/2037 (c)	220,000	216,128
SOFR + 1.50%, 5.25%, 7/8/2036 (c)	800,000	801,200
5 yr. CMT + 1.30%, 5.33%, 3/3/2041 (c)	250,000	241,703
5.45%, 1/15/2032	1,400,000	1,441,258
5.56%, 7/9/2034	200,000	204,950
SOFR + 1.36%, 5.57%, 1/15/2047 (c)	150,000	144,936
5.63%, 1/15/2035	250,000	257,785
5.71%, 1/13/2030	300,000	310,752
5.72%, 9/14/2028	450,000	462,712
5.77%, 1/13/2033	270,000	281,084
5.80%, 7/13/2028	755,000	777,876
SOFR + 1.78%, 5.80%, 7/8/2046 (a) (c)	400,000	389,088
5.81%, 9/14/2033	405,000	423,079
Texas Capital Bancshares, Inc. SOFR + 1.94%, 5.30%, 2/27/2032 (c)	105,000	103,577
Toronto-Dominion Bank:
Series MTN, 3.20%, 3/10/2032	190,000	174,836
3.91%, 1/13/2028	137,000	136,052
4.11%, 10/13/2028	510,000	507,098
4.41%, 1/13/2031 (a)	100,000	99,169
4.46%, 6/8/2032 (a)	226,000	222,563
Series MTN, 4.69%, 9/15/2027	20,000	20,111
4.86%, 1/31/2028	856,000	863,002
4.93%, 10/15/2035	200,000	196,420
Series GMTN, 4.98%, 4/5/2027	314,000	316,308
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	634,000	635,426
5.16%, 1/10/2028	419,000	424,430
5.30%, 1/30/2032	431,000	443,150
Series MTN, 5.52%, 7/17/2028	1,055,000	1,081,080
Truist Bank:
2.25%, 3/11/2030	550,000	499,873
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	360,000	356,544
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	700,000	696,465
Security Description	Principal Amount	Value
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	$310,000	$309,972
Truist Financial Corp.:
Series MTN, 3.88%, 3/19/2029	175,000	172,209
SOFR + 0.97%, 4.60%, 1/27/2032 (c)	210,000	207,673
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	400,000	392,016
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (a) (c)	650,000	629,616
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	300,000	303,258
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	771,000	768,248
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	511,000	517,919
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	600,000	618,474
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	136,000	143,908
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	400,000	424,976
U.S. Bancorp:
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	1,993,000	1,720,696
SOFR + 0.87%, 4.48%, 1/26/2032 (c)	180,000	178,108
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	525,000	525,567
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	927,000	930,754
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	553,000	547,487
SOFR + 1.10%, 5.03%, 1/26/2037 (c)	150,000	148,086
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	302,000	308,997
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	1,000,000	1,032,570
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	601,000	617,936
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	152,000	158,670
SOFR + 2.09%, 5.85%, 10/21/2033 (a) (c)	1,501,000	1,576,275
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	150,000	150,540
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (c)	250,000	249,620
SOFR + 1.11%, 4.63%, 2/16/2032 (c)	350,000	348,723
UBS Group AG 4.88%, 5/15/2045	1,050,000	929,680
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Webster Financial Corp.:
4.10%, 3/25/2029	$405,000	$396,556
5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	55,000	55,813
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	244,000	238,161
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,588,000	1,456,926
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	1,567,000	1,551,565
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	147,000	145,379
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	500,000	495,570
Series MTN, 4.40%, 6/14/2046	500,000	399,260
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	402,000	333,415
Series MTN, 4.65%, 11/4/2044	1,409,000	1,180,615
Series MTN, 4.75%, 12/7/2046	738,000	618,806
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	714,000	716,985
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	200,000	194,544
Series GMTN, 4.90%, 11/17/2045	973,000	834,990
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	705,000	701,052
SOFR + 1.10%, 4.96%, 1/23/2037 (a) (c)	250,000	243,553
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	1,585,000	1,598,694
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,600,000	1,411,856
5.38%, 11/2/2043	1,500,000	1,403,265
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	2,000,000	2,028,680
SOFR + 1.23%, 5.43%, 1/23/2047 (c)	625,000	591,631
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	2,025,000	2,060,478
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	2,685,000	2,749,547
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	1,376,000	1,407,056
5.61%, 1/15/2044	1,198,000	1,143,251
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	1,388,000	1,406,030
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	900,000	937,638
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	2,300,000	2,487,220
Security Description	Principal Amount	Value
Westpac Banking Corp.:
2.65%, 1/16/2030	$258,000	$243,186
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	1,247,000	1,119,033
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	1,907,000	1,704,572
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	599,000	607,224
6.82%, 11/17/2033	552,000	603,126
Wintrust Financial Corp. 4.85%, 6/6/2029	243,000	237,788
Zions Bancorp NA:
3.25%, 10/29/2029	900,000	834,066
SOFR + 2.83%, 6.82%, 11/19/2035 (c)	1,000,000	1,027,430
		386,859,358
BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046	4,290,000	3,867,993
Anheuser-Busch InBev Worldwide, Inc.:
4.44%, 10/6/2048	708,000	592,476
4.75%, 1/23/2029	215,000	217,623
4.75%, 4/15/2058	87,000	73,994
4.95%, 1/15/2042	250,000	233,157
5.45%, 1/23/2039	350,000	355,656
5.55%, 1/23/2049	625,000	605,844
5.80%, 1/23/2059	620,000	622,238
8.00%, 11/15/2039	1,175,000	1,469,008
8.20%, 1/15/2039	700,000	880,432
Coca-Cola Co.:
1.45%, 6/1/2027	429,000	416,799
1.65%, 6/1/2030 (a)	930,000	840,748
2.13%, 9/6/2029 (a)	114,000	106,984
2.25%, 1/5/2032	515,000	461,028
2.50%, 3/15/2051 (a)	200,000	117,368
2.60%, 6/1/2050	569,000	344,962
3.00%, 3/5/2051 (a)	140,000	91,570
3.45%, 3/25/2030	1,318,000	1,284,246
4.20%, 3/25/2050	110,000	90,300
5.00%, 5/13/2034 (a)	110,000	113,152
5.20%, 1/14/2055 (a)	202,000	191,225
5.40%, 5/13/2064	1,425,000	1,353,109
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	300,000	307,779
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	225,000	187,603
2.75%, 1/22/2030	120,000	112,446
Constellation Brands, Inc.:
4.10%, 2/15/2048	900,000	689,400
4.75%, 5/9/2032 (a)	41,000	40,683
4.80%, 5/1/2030	98,000	98,590
4.90%, 5/1/2033	861,000	849,488
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 11/1/2035	$300,000	$289,731
5.25%, 11/15/2048	200,000	179,826
Diageo Capital PLC:
2.13%, 4/29/2032	350,000	301,553
5.50%, 1/24/2033	500,000	516,290
5.63%, 10/5/2033	1,095,000	1,139,128
Keurig Dr. Pepper, Inc.:
4.05%, 4/15/2032	365,000	345,217
4.35%, 5/15/2028	150,000	149,435
4.60%, 5/25/2028	1,794,000	1,793,839
5.05%, 3/15/2029	453,000	457,761
5.15%, 5/15/2035	92,000	89,650
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (b)	55,000	54,969
5.05%, 3/26/2031 (b)	95,000	94,568
5.70%, 3/26/2036 (b)	125,000	124,051
6.63%, 3/26/2056 (b)	125,000	123,778
Molson Coors Beverage Co.:
4.20%, 7/15/2046	300,000	234,051
5.00%, 5/1/2042	275,000	247,123
Pepsico Singapore Financing I Pte. Ltd. 4.55%, 2/16/2029	330,000	333,505
PepsiCo, Inc.:
2.63%, 10/21/2041	175,000	125,069
2.88%, 10/15/2049	250,000	160,808
3.00%, 10/15/2027	100,000	98,538
3.45%, 10/6/2046	1,017,000	754,075
3.60%, 2/18/2028 (a)	119,000	118,162
4.00%, 3/5/2042	46,000	38,845
4.30%, 7/23/2030 (a)	405,000	405,927
4.45%, 2/7/2028	150,000	151,215
4.45%, 2/15/2033 (a)	850,000	853,697
4.65%, 7/23/2032	1,795,000	1,805,878
4.88%, 11/1/2040	230,000	221,727
5.00%, 7/23/2035 (a)	310,000	313,115
5.25%, 7/17/2054 (a)	400,000	382,832
7.00%, 3/1/2029	1,350,000	1,454,625
		29,974,889
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
2.30%, 2/25/2031	241,000	217,490
2.45%, 2/21/2030	443,000	411,689
3.00%, 2/22/2029	50,000	48,250
3.15%, 2/21/2040	314,000	243,972
3.35%, 2/22/2032	100,000	92,925
4.20%, 2/19/2031	100,000	98,593
4.20%, 2/22/2052	650,000	504,055
4.40%, 5/1/2045	100,000	84,317
4.85%, 2/19/2036	200,000	196,412
4.88%, 3/1/2053 (a)	224,000	193,498
5.15%, 3/2/2028	1,800,000	1,826,568
5.25%, 3/2/2030	594,000	610,163
5.25%, 3/2/2033	1,900,000	1,949,419
5.50%, 2/19/2046	200,000	192,228
Security Description	Principal Amount	Value
5.60%, 3/2/2043	$600,000	$592,110
5.65%, 6/15/2042	200,000	198,298
5.65%, 3/2/2053	650,000	629,122
5.65%, 2/19/2056	200,000	193,466
5.75%, 3/15/2040	195,000	199,655
5.75%, 3/2/2063	1,030,000	989,933
6.40%, 2/1/2039	2,760,000	2,985,740
Biogen, Inc.:
2.25%, 5/1/2030	500,000	456,405
3.25%, 2/15/2051	50,000	31,591
5.20%, 9/15/2045	310,000	279,254
5.75%, 5/15/2035 (a)	249,000	257,496
6.45%, 5/15/2055	1,038,000	1,077,548
Bio-Rad Laboratories, Inc. 3.70%, 3/15/2032 (a)	312,000	289,764
Gilead Sciences, Inc.:
4.15%, 3/1/2047	100,000	80,938
4.75%, 3/1/2046	527,000	467,433
4.80%, 11/15/2029	864,000	880,286
4.80%, 4/1/2044	855,000	771,903
5.10%, 6/15/2035	250,000	252,800
5.25%, 10/15/2033 (a)	1,800,000	1,861,452
5.50%, 11/15/2054 (a)	200,000	193,842
5.55%, 10/15/2053 (a)	200,000	194,458
5.60%, 11/15/2064 (a)	220,000	213,030
Illumina, Inc.:
2.55%, 3/23/2031 (a)	364,000	326,075
4.75%, 12/12/2030	350,000	348,187
5.75%, 12/13/2027	210,000	214,072
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	150,000	132,999
2.80%, 9/15/2050	983,000	594,204
Royalty Pharma PLC:
2.20%, 9/2/2030	440,000	396,053
3.55%, 9/2/2050	800,000	539,632
5.20%, 9/25/2035	42,000	41,431
5.40%, 9/2/2034	111,000	111,918
5.90%, 9/2/2054	450,000	432,729
5.95%, 9/25/2055	110,000	107,059
		23,010,462
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	600,000	546,786
4.75%, 2/8/2031 (a)	200,000	202,726
4.80%, 3/3/2033	400,000	403,224
4.85%, 2/8/2034 (a)	414,000	414,199
Albemarle Corp. 5.05%, 6/1/2032 (a)	306,000	307,019
Cabot Corp. 4.00%, 7/1/2029	90,000	88,916
CF Industries, Inc.:
5.15%, 3/15/2034 (a)	698,000	693,812
5.30%, 11/26/2035 (a)	261,000	260,107
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Dow Chemical Co.:
3.60%, 11/15/2050	$100,000	$64,197
4.38%, 11/15/2042	1,402,000	1,098,327
4.63%, 10/1/2044	584,000	460,367
4.80%, 11/30/2028	100,000	100,388
4.80%, 1/15/2031 (a)	750,000	740,265
5.15%, 2/15/2034 (a)	200,000	194,914
5.25%, 11/15/2041	300,000	263,919
5.65%, 3/15/2036 (a)	155,000	153,438
5.95%, 3/15/2055 (a)	200,000	180,538
6.30%, 3/15/2033 (a)	300,000	314,487
9.40%, 5/15/2039	300,000	379,653
DuPont de Nemours, Inc. 4.73%, 11/15/2028	1,000,000	1,005,620
Eastman Chemical Co.:
4.50%, 12/1/2028	1,000,000	1,000,380
4.50%, 2/20/2031	100,000	97,823
4.65%, 10/15/2044 (a)	35,000	29,329
4.80%, 9/1/2042 (a)	100,000	87,298
5.63%, 2/20/2034 (a)	800,000	811,080
Ecolab, Inc.:
4.30%, 6/15/2028	700,000	701,652
5.00%, 9/1/2035 (a)	135,000	135,186
EIDP, Inc. 4.80%, 5/15/2033 (a)	1,344,000	1,330,103
Linde, Inc. 1.10%, 8/10/2030	100,000	87,490
Lubrizol Corp. 6.50%, 10/1/2034	1,100,000	1,230,592
LYB International Finance BV 5.25%, 7/15/2043	624,000	536,590
LYB International Finance III LLC:
3.38%, 10/1/2040	525,000	380,352
3.80%, 10/1/2060	300,000	183,744
5.13%, 1/15/2031 (a)	50,000	50,064
5.63%, 5/15/2033	310,000	312,204
5.88%, 1/15/2036	250,000	250,740
6.15%, 5/15/2035 (a)	1,045,000	1,076,047
Mosaic Co.:
4.05%, 11/15/2027	40,000	39,723
4.35%, 1/15/2029	105,000	104,442
4.60%, 11/15/2030	125,000	123,979
5.38%, 11/15/2028	220,000	224,673
Nutrien Ltd.:
4.13%, 3/15/2035	85,000	77,860
4.90%, 3/27/2028	346,000	349,010
5.20%, 6/21/2027	50,000	50,474
6.13%, 1/15/2041	1,641,000	1,711,169
PPG Industries, Inc.:
3.75%, 3/15/2028	21,000	20,805
4.38%, 3/15/2031	568,000	559,946
Sherwin-Williams Co.:
3.45%, 6/1/2027	44,000	43,548
4.30%, 8/15/2028	1,757,000	1,751,588
4.50%, 8/15/2030	764,000	762,518
Security Description	Principal Amount	Value
Westlake Corp.:
2.88%, 8/15/2041	$150,000	$102,054
3.13%, 8/15/2051	125,000	75,849
3.38%, 8/15/2061	200,000	117,018
5.00%, 8/15/2046 (a)	650,000	558,259
5.55%, 11/15/2035 (a)	225,000	224,053
6.38%, 11/15/2055 (a)	250,000	246,310
		23,316,854
COMMERCIAL SERVICES — 1.1%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	300,000	263,529
4.75%, 5/8/2032	650,000	656,643
Block Financial LLC:
2.50%, 7/15/2028 (a)	546,000	515,560
5.38%, 9/15/2032	115,000	111,415
Brown University Series A, 2.92%, 9/1/2050	200,000	129,800
California Endowment Series 2021, 2.50%, 4/1/2051	122,000	71,403
California Institute of Technology 4.70%, 11/1/2111	550,000	440,308
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	500,000	450,230
Cintas Corp. No. 2 3.70%, 4/1/2027	165,000	164,233
Claremont Mckenna College 3.78%, 1/1/2122	400,000	258,496
Cornell University:
Series 2025, 4.17%, 6/15/2030	180,000	178,715
4.84%, 6/15/2034	216,000	218,277
Emory University Series 2020, 2.97%, 9/1/2050	15,000	9,801
Equifax, Inc. 5.10%, 6/1/2028	269,000	272,432
George Washington University Series 2014, 4.30%, 9/15/2044	207,000	174,470
Georgetown University Series A, 5.22%, 10/1/2118	178,000	155,367
Global Payments, Inc.:
2.90%, 11/15/2031	475,000	416,366
4.50%, 11/15/2028	115,000	113,934
4.55%, 3/15/2028	130,000	129,437
4.88%, 11/15/2030	500,000	490,780
5.20%, 11/15/2032	125,000	121,306
5.30%, 8/15/2029	339,000	341,305
5.40%, 8/15/2032 (a)	1,270,000	1,259,065
5.40%, 3/15/2033	175,000	170,944
5.55%, 11/15/2035	300,000	288,471
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Howard University Series 22A, 5.21%, 10/1/2052	$300,000	$249,954
Johns Hopkins University Series A, 4.71%, 7/1/2032	100,000	101,053
Leland Stanford Junior University:
3.65%, 5/1/2048	25,000	19,359
Series 2025, 4.15%, 8/1/2030	215,000	213,910
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	274,000	186,799
3.96%, 7/1/2038	200,000	183,284
4.68%, 7/1/2114	281,000	229,813
5.60%, 7/1/2111	320,000	313,296
Moody's Corp. 4.88%, 12/17/2048	1,380,000	1,205,596
Nature Conservancy Series A, 3.96%, 3/1/2052 (a)	100,000	78,328
Northwestern University 4.94%, 12/1/2035	40,000	40,209
PayPal Holdings, Inc.:
2.30%, 6/1/2030	200,000	183,036
2.85%, 10/1/2029	863,000	818,547
5.05%, 6/1/2052	600,000	512,688
5.15%, 6/1/2034	695,000	692,908
5.25%, 6/1/2062 (a)	100,000	86,147
President & Fellows of Harvard College:
4.89%, 3/15/2030 (a)	1,841,000	1,878,483
5.26%, 3/15/2036 (a)	100,000	103,630
Quanta Services, Inc.:
2.90%, 10/1/2030	115,000	106,733
3.05%, 10/1/2041	83,000	60,699
4.30%, 8/9/2028	200,000	199,716
4.50%, 1/15/2031	290,000	287,744
5.10%, 8/9/2035	150,000	147,957
5.25%, 8/9/2034 (a)	350,000	352,191
RELX Capital, Inc.:
3.00%, 5/22/2030	40,000	37,655
4.75%, 3/27/2030	400,000	402,936
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	200,000	174,324
2.90%, 3/1/2032 (a)	450,000	410,566
2.95%, 3/1/2029	300,000	288,675
4.25%, 1/15/2031 (b)	245,000	241,906
4.80%, 12/4/2035 (a) (b)	130,000	127,314
Thomas Jefferson University 3.85%, 11/1/2057	100,000	70,330
TR Finance LLC:
5.50%, 8/15/2035	130,000	130,803
5.65%, 11/23/2043	750,000	707,955
Security Description	Principal Amount	Value
Triton Container International Ltd./TAL International Container Corp. 5.15%, 2/15/2033 (a)	$325,000	$318,185
Trustees of Princeton University 4.20%, 3/1/2052	100,000	82,280
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119 (a)	647,000	405,883
4.67%, 9/1/2112	115,000	92,552
UL Solutions, Inc. 6.50%, 10/20/2028	200,000	209,378
University of Chicago Series C, 2.55%, 4/1/2050	450,000	288,936
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	155,000	118,516
University of Southern California:
2.81%, 10/1/2050	140,000	87,728
3.03%, 10/1/2039	100,000	81,304
Series A, 3.23%, 10/1/2120	144,000	80,689
Series 2017, 3.84%, 10/1/2047	100,000	78,652
5.25%, 10/1/2111	220,000	199,606
Verisk Analytics, Inc.:
4.45%, 3/15/2031	250,000	245,835
5.13%, 3/15/2036	300,000	293,256
Washington University 4.35%, 4/15/2122	200,000	149,436
William Marsh Rice University 3.57%, 5/15/2045	150,000	118,226
Yale University Series 2025, 4.70%, 4/15/2032 (a)	400,000	406,156
		21,503,449
COMPUTERS — 1.3%
Amdocs Ltd. 2.54%, 6/15/2030	349,000	315,468
Apple, Inc.:
1.20%, 2/8/2028	745,000	709,620
1.65%, 5/11/2030 (a)	656,000	595,425
1.65%, 2/8/2031	1,280,000	1,141,978
1.70%, 8/5/2031 (a)	100,000	88,192
2.20%, 9/11/2029 (a)	695,000	655,170
2.40%, 8/20/2050 (a)	251,000	145,352
2.65%, 5/11/2050	545,000	333,415
2.65%, 2/8/2051	840,000	508,813
2.70%, 8/5/2051	744,000	453,528
2.80%, 2/8/2061	291,000	165,931
2.85%, 8/5/2061	339,000	196,071
2.90%, 9/12/2027	1,008,000	993,132
2.95%, 9/11/2049	786,000	516,103
3.20%, 5/11/2027	1,163,000	1,154,266
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 9/12/2047	$444,000	$343,287
3.75%, 11/13/2047	318,000	245,725
3.85%, 5/4/2043	793,000	654,812
3.85%, 8/4/2046	300,000	238,425
3.95%, 8/8/2052	1,365,000	1,061,451
4.10%, 8/8/2062	1,213,000	924,452
4.25%, 2/9/2047	200,000	167,416
4.65%, 2/23/2046	1,295,000	1,160,359
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	622,000	634,732
6.20%, 7/15/2030	500,000	527,805
8.10%, 7/15/2036	461,000	547,553
8.35%, 7/15/2046	400,000	494,540
Dell, Inc. 7.10%, 4/15/2028	260,000	273,052
DXC Technology Co. 2.38%, 9/15/2028 (a)	700,000	658,210
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045 (a)	473,000	470,881
HP, Inc.:
5.50%, 1/15/2033 (a)	2,000,000	2,025,140
6.00%, 9/15/2041 (a)	731,000	721,936
International Business Machines Corp.:
1.70%, 5/15/2027	700,000	680,456
1.95%, 5/15/2030	620,000	558,899
2.85%, 5/15/2040	230,000	166,439
3.43%, 2/9/2052	50,000	32,889
3.50%, 5/15/2029	564,000	548,388
4.25%, 5/15/2049	700,000	539,371
4.70%, 2/19/2046	160,000	135,726
4.90%, 7/27/2052	200,000	167,960
5.88%, 11/29/2032 (a)	600,000	637,128
6.22%, 8/1/2027	840,000	860,924
7.13%, 12/1/2096 (a)	474,000	541,237
Kyndryl Holdings, Inc.:
3.15%, 10/15/2031 (a)	250,000	208,520
4.10%, 10/15/2041 (a)	800,000	559,840
Leidos, Inc.:
2.30%, 2/15/2031	250,000	222,307
4.38%, 5/15/2030	337,000	331,756
NetApp, Inc. 2.70%, 6/22/2030	124,000	113,822
		25,427,902
CONSTRUCTION MATERIALS — 0.6%
Amrize Finance U.S. LLC:
4.70%, 4/7/2028	140,000	140,746
4.95%, 4/7/2030	280,000	283,035
5.40%, 4/7/2035 (a)	220,000	223,802
Carlisle Cos., Inc.:
2.20%, 3/1/2032	171,000	147,358
5.55%, 9/15/2040	155,000	153,306
Carrier Global Corp.:
2.70%, 2/15/2031	198,000	181,665
Security Description	Principal Amount	Value
3.38%, 4/5/2040	$412,000	$324,471
5.90%, 3/15/2034	600,000	633,282
CRH America Finance, Inc.:
4.40%, 2/9/2031	450,000	443,970
5.00%, 2/9/2036	110,000	107,893
5.50%, 1/9/2035	283,000	288,971
5.60%, 2/9/2056 (a)	110,000	105,537
5.88%, 1/9/2055	110,000	109,327
CRH SMW Finance DAC 5.13%, 1/9/2030	658,000	668,883
Eagle Materials, Inc. 5.00%, 3/15/2036	500,000	478,300
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	400,000	378,024
4.50%, 3/25/2052 (a)	639,000	497,168
Johnson Controls International PLC 4.95%, 7/2/2064 (e)	1,173,000	986,868
Lennox International, Inc. 5.50%, 9/15/2028	480,000	489,024
Martin Marietta Materials, Inc.:
4.25%, 12/15/2047	500,000	400,070
5.50%, 12/1/2054	220,000	207,357
Masco Corp.:
1.50%, 2/15/2028	219,000	207,323
4.50%, 5/15/2047 (a)	800,000	659,176
Mohawk Industries, Inc. 3.63%, 5/15/2030	144,000	137,955
Owens Corning:
4.40%, 1/30/2048	600,000	482,136
5.95%, 6/15/2054 (a)	300,000	297,207
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034	260,000	263,398
5.25%, 3/3/2033	500,000	513,245
Vulcan Materials Co.:
3.50%, 6/1/2030	100,000	95,943
4.50%, 6/15/2047	200,000	165,968
4.70%, 3/1/2048	20,000	17,030
4.95%, 12/1/2029	100,000	101,510
5.70%, 12/1/2054	200,000	193,984
		10,383,932
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
5.05%, 3/22/2028	422,000	428,571
5.05%, 3/22/2053	450,000	406,354
		834,925
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 6.25%, 6/15/2033 (a)	233,000	239,925
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	77,597
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 5/15/2047	$1,000,000	$824,240
		1,141,762
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	552,000	531,554
3.30%, 1/30/2032	1,500,000	1,363,635
3.40%, 10/29/2033	1,239,000	1,095,152
3.85%, 10/29/2041	100,000	79,885
4.13%, 2/28/2029	260,000	256,482
4.63%, 10/15/2027	100,000	100,135
4.75%, 1/15/2033	555,000	539,405
4.88%, 4/1/2028	100,000	100,732
5.00%, 11/15/2035	1,220,000	1,181,143
5.10%, 1/19/2029	175,000	177,280
5.30%, 1/19/2034	265,000	263,776
5.38%, 12/15/2031	800,000	812,640
5.75%, 6/6/2028 (a)	35,000	35,839
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (a) (c)	375,000	375,300
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (a) (c)	200,000	204,748
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	100,000	93,873
5.50%, 8/20/2034	620,000	615,741
5.50%, 2/15/2036	155,000	152,660
Air Lease Corp.:
2.10%, 9/1/2028	446,000	419,409
Series MTN, 2.88%, 1/15/2032 (a)	500,000	442,835
Series MTN, 3.00%, 2/1/2030	250,000	232,428
3.25%, 10/1/2029	200,000	189,830
Ally Financial, Inc.:
SOFR + 1.78%, 5.55%, 7/31/2033 (c)	630,000	619,000
SOFR + 2.29%, 6.18%, 7/26/2035 (a) (c)	155,000	155,312
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	1,050,000	1,093,334
American Express Co.:
SOFR + 0.58%, 4.01%, 2/9/2029 (c)	175,000	173,859
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	2,050,000	2,048,565
SOFR + 0.87%, 4.46%, 2/10/2032 (c)	185,000	182,963
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	674,000	678,320
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	500,000	483,405
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	1,676,000	1,680,140
Security Description	Principal Amount	Value
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	$105,000	$104,577
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	400,000	406,264
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	287,000	289,488
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	791,000	805,088
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	300,000	302,634
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	240,000	247,140
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	179,000	185,102
Apollo Global Management, Inc.:
4.60%, 1/15/2031	250,000	247,958
5.15%, 8/12/2035	180,000	174,476
5.70%, 3/30/2036	125,000	125,086
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (c)	973,000	909,765
6.38%, 11/15/2033	241,000	255,400
ARES Management Corp. 5.60%, 10/11/2054	545,000	480,287
BGC Group, Inc.:
6.15%, 4/2/2030	600,000	610,254
6.60%, 6/10/2029	117,000	120,595
BlackRock Funding, Inc.:
5.00%, 3/14/2034	100,000	101,388
5.25%, 3/14/2054	425,000	395,798
5.35%, 1/8/2055	1,278,000	1,209,550
Blackrock, Inc.:
2.10%, 2/25/2032	1,000,000	874,230
3.25%, 4/30/2029	256,000	249,203
4.75%, 5/25/2033	180,000	181,166
Blackstone Reg Finance Co. LLC 4.95%, 2/15/2036	320,000	309,453
Blue Owl Finance LLC:
4.38%, 2/15/2032	240,000	214,670
6.25%, 4/18/2034	1,400,000	1,350,846
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	250,000	247,805
5.30%, 1/15/2036	250,000	243,753
5.80%, 4/24/2035	173,000	176,138
6.08%, 9/15/2055 (a)	140,000	138,498
Brookfield Capital Finance LLC 6.09%, 6/14/2033	574,000	599,664
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	600,000	518,388
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	493,000	323,960
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Finance, Inc.:
4.70%, 9/20/2047	$308,000	$256,188
4.85%, 3/29/2029	1,000,000	1,005,310
5.33%, 1/15/2036	200,000	195,790
6.35%, 1/5/2034	208,000	220,673
Capital One Financial Corp.:
SOFR + 1.25%, 4.49%, 9/11/2031 (c)	900,000	883,602
SOFR + 1.15%, 4.72%, 1/30/2032 (c)	175,000	172,326
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	107,000	107,327
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	180,000	174,501
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	1,215,000	1,213,493
SOFR + 1.51%, 5.40%, 1/30/2037 (c)	290,000	284,580
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	1,990,000	2,020,009
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	100,000	102,568
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	318,000	325,279
SOFR + 2.04%, 6.18%, 1/30/2036 (c)	1,000,000	1,016,180
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	1,140,000	1,201,286
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	248,000	284,228
Carlyle Group, Inc. 5.05%, 9/19/2035 (a)	515,000	498,067
Cboe Global Markets, Inc. 3.00%, 3/16/2032	50,000	45,763
Charles Schwab Corp.:
2.90%, 3/3/2032	258,000	233,854
SOFR + 0.94%, 4.34%, 11/14/2031 (a) (c)	500,000	494,540
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	500,000	485,965
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	100,000	102,731
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	1,100,000	1,155,704
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	1,388,000	1,476,790
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	156,000	163,032
CME Group, Inc.:
4.15%, 6/15/2048	17,000	13,928
4.40%, 3/15/2030	1,000,000	1,003,180
Enact Holdings, Inc. 6.25%, 5/28/2029	237,000	243,961
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	200,000	196,342
Security Description	Principal Amount	Value
Intercontinental Exchange, Inc.:
3.63%, 9/1/2028	$270,000	$265,980
3.95%, 12/1/2028	100,000	99,121
4.20%, 3/15/2031	400,000	394,380
4.95%, 6/15/2052 (a)	600,000	530,808
5.20%, 6/15/2062	960,000	853,344
Invesco Finance PLC 5.38%, 11/30/2043	200,000	189,500
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	61,000	60,805
Jefferies Financial Group, Inc.:
5.50%, 2/15/2036	1,225,000	1,174,848
6.20%, 4/14/2034 (a)	1,300,000	1,324,687
6.25%, 1/15/2036	200,000	202,834
6.50%, 1/20/2043	105,000	102,000
KKR & Co., Inc. 5.10%, 8/7/2035	250,000	241,580
Lazard Group LLC 6.00%, 3/15/2031 (a)	100,000	103,961
Legg Mason, Inc. 5.63%, 1/15/2044	192,000	185,397
LPL Holdings, Inc.:
6.00%, 5/20/2034	350,000	357,483
6.75%, 11/17/2028	335,000	350,869
Marex Group PLC 6.40%, 11/4/2029 (a)	726,000	747,461
Mastercard, Inc.:
3.35%, 3/26/2030	300,000	290,256
3.85%, 3/26/2050	350,000	265,965
4.10%, 1/15/2028	154,000	154,186
4.35%, 1/15/2032	1,412,000	1,400,506
4.85%, 3/9/2033	510,000	516,477
4.88%, 3/9/2028	60,000	60,879
4.95%, 3/15/2032	547,000	560,670
Nasdaq, Inc.:
5.55%, 2/15/2034 (a)	225,000	231,489
6.10%, 6/28/2063	850,000	850,663
Nomura Holdings, Inc.:
2.68%, 7/16/2030	100,000	91,443
3.00%, 1/22/2032	345,000	310,100
4.90%, 7/1/2030	335,000	334,732
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (a) (c)	1,000,000	969,870
5.49%, 6/29/2035 (a)	200,000	201,196
5.84%, 1/18/2028	100,000	102,149
ORIX Corp.:
2.25%, 3/9/2031	500,000	444,245
4.45%, 9/9/2030	716,000	709,305
5.00%, 9/13/2027	395,000	398,207
5.40%, 2/25/2035	81,000	81,470
Raymond James Financial, Inc.:
4.95%, 7/15/2046	300,000	265,338
5.65%, 9/11/2055 (a)	230,000	218,162
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Synchrony Financial:
SOFR + 1.53%, 4.95%, 2/25/2032 (c)	$420,000	$407,778
SOFR + 1.40%, 5.02%, 7/29/2029 (c)	118,000	117,848
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	49,000	49,824
SOFR + 2.07%, 6.00%, 7/29/2036 (a) (c)	522,000	515,094
Takeoff Merger Sub, Inc.:
4.40%, 3/24/2028 (b)	300,000	298,380
4.50%, 3/24/2029 (b)	105,000	104,294
4.85%, 3/24/2031 (b)	500,000	494,015
5.50%, 3/24/2036 (b)	100,000	98,436
TPG Operating Group II LP:
4.88%, 5/15/2031	100,000	98,061
5.38%, 1/15/2036	100,000	96,534
5.88%, 3/5/2034	686,000	695,872
UBS Americas, Inc. 7.13%, 7/15/2032	1,358,000	1,516,886
Visa, Inc.:
1.10%, 2/15/2031	100,000	86,592
1.90%, 4/15/2027	1,000,000	979,140
3.65%, 9/15/2047 (a)	1,067,000	812,211
3.80%, 2/12/2029	250,000	248,550
4.10%, 2/12/2031 (a)	250,000	249,510
4.30%, 12/14/2045	981,000	830,750
4.40%, 2/12/2033	250,000	247,358
4.70%, 2/12/2036	250,000	247,390
Voya Financial, Inc. 5.05%, 3/2/2036 (a)	500,000	483,170
Western Union Co.:
2.75%, 3/15/2031 (a)	100,000	90,573
4.75%, 6/15/2029	250,000	247,808
6.20%, 11/17/2036 (a)	286,000	291,471
		69,305,112
ELECTRIC — 9.1%
AEP Texas, Inc.:
Series H, 3.45%, 1/15/2050	6,000	4,012
3.80%, 10/1/2047	100,000	71,695
Series G, 4.15%, 5/1/2049	100,000	75,540
Series Q, 5.20%, 4/15/2036	145,000	142,693
5.25%, 5/15/2052	15,000	13,385
5.40%, 6/1/2033	905,000	919,082
5.70%, 5/15/2034	798,000	823,544
5.85%, 10/15/2055	500,000	482,625
AEP Transmission Co. LLC:
3.15%, 9/15/2049	26,000	17,057
5.38%, 6/15/2035	155,000	157,590
AES Corp. 5.80%, 3/15/2032	1,050,000	1,056,457
Alabama Power Co.:
3.85%, 12/1/2042	102,000	81,745
3.94%, 9/1/2032 (a)	1,540,000	1,481,234
Series C, 4.30%, 3/15/2031	168,000	166,456
Security Description	Principal Amount	Value
5.85%, 11/15/2033	$400,000	$422,976
Alliant Energy Corp. 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (c)	1,002,000	973,543
Ameren Corp.:
1.75%, 3/15/2028	100,000	95,103
5.00%, 5/15/2036	320,000	311,370
Ameren Illinois Co.:
3.25%, 3/15/2050	50,000	33,527
3.85%, 9/1/2032	120,000	114,203
4.95%, 6/1/2033	100,000	100,640
American Electric Power Co., Inc.:
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (c)	856,000	845,240
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (c)	752,000	745,585
Appalachian Power Co.:
4.45%, 6/1/2045	80,000	65,851
5.65%, 4/1/2034	100,000	102,997
7.00%, 4/1/2038	897,000	998,496
Arizona Public Service Co.:
3.50%, 12/1/2049	100,000	68,396
4.20%, 8/15/2048	350,000	272,891
4.35%, 11/15/2045	100,000	81,033
5.10%, 3/15/2036	70,000	68,786
5.55%, 8/1/2033	290,000	297,650
5.70%, 8/15/2034	300,000	310,794
5.90%, 8/15/2055	105,000	103,520
6.35%, 12/15/2032	480,000	514,867
Avista Corp. 4.00%, 4/1/2052	200,000	149,774
Baltimore Gas & Electric Co.:
4.25%, 9/15/2048	1,282,000	1,034,395
5.40%, 6/1/2053	200,000	188,706
5.45%, 6/1/2035	590,000	604,980
Basin Electric Power Cooperative 5.85%, 10/15/2055 (b)	125,000	121,948
Berkshire Hathaway Energy Co.:
4.25%, 10/15/2050	502,000	391,018
4.60%, 5/1/2053	250,000	204,590
Black Hills Corp.:
4.55%, 1/31/2031	620,000	613,626
6.15%, 5/15/2034	303,000	318,856
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	5,000	3,161
Series AG, 3.00%, 3/1/2032	90,000	81,994
Series AC, 4.25%, 2/1/2049 (a)	141,000	113,948
Series AR, 4.85%, 4/1/2036	160,000	156,824
4.95%, 4/1/2033	217,000	218,037
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series AQ, 4.95%, 8/15/2035	$550,000	$544,863
CenterPoint Energy, Inc.:
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (a) (c)	100,000	101,039
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (c)	1,050,000	1,081,983
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (c)	850,000	774,188
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (a) (c)	550,000	557,359
Commonwealth Edison Co.:
Series 122, 2.95%, 8/15/2027	160,000	157,302
3.65%, 6/15/2046	41,000	30,613
Series 123, 3.75%, 8/15/2047	1,130,000	844,698
Series 133, 3.85%, 3/15/2052	100,000	73,546
4.35%, 11/15/2045	42,000	34,700
4.60%, 8/15/2043	79,000	68,841
5.65%, 6/1/2054	590,000	576,094
5.95%, 6/1/2055	100,000	101,785
6.45%, 1/15/2038	130,000	142,757
Connecticut Light & Power Co.:
4.65%, 1/1/2029	100,000	100,875
4.90%, 7/1/2033 (a)	15,000	15,040
Consolidated Edison Co. of New York, Inc.:
3.60%, 6/15/2061	150,000	100,410
3.70%, 11/15/2059	250,000	170,760
3.85%, 6/15/2046	442,000	339,368
Series 2017, 3.88%, 6/15/2047	200,000	152,560
Series C, 4.30%, 12/1/2056	223,000	173,655
4.50%, 5/15/2058	548,000	437,096
Series E, 4.65%, 12/1/2048	225,000	191,210
5.20%, 3/1/2033	751,000	771,547
5.50%, 3/15/2034	102,000	105,786
5.70%, 5/15/2054	50,000	48,993
5.75%, 11/15/2055 (a)	1,042,000	1,028,840
5.90%, 11/15/2053	300,000	300,411
6.15%, 11/15/2052	999,000	1,038,510
Constellation Energy Generation LLC:
3.90%, 1/8/2028	85,000	84,364
4.40%, 1/15/2031	180,000	177,863
5.75%, 3/15/2054 (a)	200,000	194,276
5.88%, 1/15/2066	400,000	384,648
6.13%, 1/15/2034	100,000	106,871
6.50%, 10/1/2053	1,359,000	1,444,209
Consumers Energy Co.:
3.75%, 2/15/2050	1,038,000	764,840
4.20%, 9/1/2052	200,000	158,348
4.50%, 1/15/2031	12,000	12,022
Security Description	Principal Amount	Value
4.63%, 5/15/2033	$404,000	$400,356
4.70%, 1/15/2030	114,000	115,101
4.90%, 2/15/2029	150,000	152,459
Dayton Power & Light Co. 4.55%, 8/15/2030	100,000	98,770
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065	485,000	426,208
5.30%, 5/15/2033	425,000	437,159
Dominion Energy, Inc.:
4.60%, 5/15/2028	237,000	237,777
Series B, 4.85%, 8/15/2052	200,000	167,870
Series C, 4.90%, 8/1/2041	400,000	357,412
5.38%, 11/15/2032	40,000	40,932
5.45%, 3/15/2035	150,000	151,341
5 yr. CMT + 2.26%, 6.00%, 2/15/2056 (c)	500,000	495,815
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	1,200,000	1,190,172
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	120,000	123,204
7.00%, 6/15/2038	836,000	922,743
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (c)	200,000	211,586
DTE Electric Co.:
2.25%, 3/1/2030	10,000	9,243
Series B, 3.25%, 4/1/2051	25,000	16,861
Series B, 3.65%, 3/1/2052	10,000	7,251
3.95%, 3/1/2049	44,000	34,005
4.25%, 5/14/2027	100,000	100,103
4.30%, 7/1/2044	250,000	209,650
Series A, 4.85%, 3/1/2036	140,000	137,381
5.20%, 3/1/2034	116,000	118,671
5.25%, 5/15/2035	294,000	298,292
Series B, 5.55%, 3/1/2056	125,000	120,835
5.85%, 5/15/2055	700,000	704,305
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	834,000	806,778
4.88%, 6/1/2028	205,000	206,890
4.95%, 7/1/2027	658,000	662,494
5.05%, 10/1/2035 (a)	205,000	202,073
5.85%, 6/1/2034	800,000	838,136
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	124,000	116,727
3.20%, 8/15/2049	100,000	66,875
3.88%, 3/15/2046	210,000	162,133
4.00%, 9/30/2042	700,000	574,385
4.25%, 12/15/2041	281,000	241,666
5.35%, 1/15/2053	300,000	281,433
5.40%, 1/15/2054 (a)	120,000	113,946
6.05%, 4/15/2038	100,000	106,466
Duke Energy Corp.:
2.55%, 6/15/2031	993,000	893,064
3.75%, 9/1/2046	500,000	369,480
4.20%, 6/15/2049	300,000	228,579
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 3/15/2028	$100,000	$99,870
4.95%, 9/15/2035 (a)	857,000	836,766
5.00%, 12/8/2027	270,000	272,927
5.45%, 6/15/2034	400,000	409,688
5.70%, 9/15/2055	500,000	472,605
5.80%, 6/15/2054	400,000	383,464
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (a) (c)	100,000	103,061
Duke Energy Florida LLC:
1.75%, 6/15/2030	900,000	806,175
3.85%, 11/15/2042	250,000	199,810
4.20%, 12/1/2030	350,000	346,318
4.20%, 7/15/2048	377,000	297,981
4.85%, 12/1/2035	510,000	501,126
5.88%, 11/15/2033	750,000	795,847
5.95%, 11/15/2052	111,000	112,431
6.20%, 11/15/2053	200,000	209,364
6.40%, 6/15/2038	272,000	296,491
Duke Energy Indiana LLC:
Series YYY, 3.25%, 10/1/2049	155,000	104,579
Series WWW, 4.90%, 7/15/2043	50	46
Series DDDD, 4.95%, 3/15/2036	75,000	73,852
5.25%, 3/1/2034	215,000	220,087
5.40%, 4/1/2053	922,000	859,728
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	400,000	364,328
3.70%, 6/15/2046	1,200,000	889,308
4.30%, 2/1/2049	495,000	394,243
5.25%, 4/1/2033	750,000	767,085
5.55%, 3/15/2054	216,000	206,850
Duke Energy Progress LLC:
2.00%, 8/15/2031	2,000	1,763
3.40%, 4/1/2032	137,000	128,174
3.70%, 10/15/2046	350,000	261,457
4.10%, 3/15/2043	35,000	28,741
4.15%, 12/1/2044	400,000	324,724
5.05%, 3/15/2035	400,000	401,160
5.55%, 3/15/2055	116,000	111,986
Edison International:
4.13%, 3/15/2028	150,000	147,549
4.80%, 3/15/2031	250,000	244,127
6.95%, 11/15/2029	1,024,000	1,080,945
Emera U.S. Finance LLC:
4.50%, 4/1/2029	150,000	149,769
5.20%, 4/1/2033	75,000	74,609
Emera U.S. Finance LP 4.75%, 6/15/2046	300,000	247,989
Entergy Arkansas LLC:
4.95%, 1/15/2036 (a)	225,000	220,865
5.45%, 6/1/2034	488,000	502,718
5.75%, 1/15/2056	210,000	205,817
Security Description	Principal Amount	Value
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	$1,028,000	$1,052,374
Entergy Louisiana LLC:
3.12%, 9/1/2027	405,000	399,022
4.00%, 3/15/2033	413,000	392,391
4.20%, 9/1/2048	523,000	414,294
4.90%, 4/15/2036	90,000	87,827
5.15%, 9/15/2034	300,000	302,631
5.65%, 4/15/2056 (a)	265,000	254,758
5.80%, 3/15/2055	880,000	863,931
Entergy Mississippi LLC:
3.85%, 6/1/2049	50,000	37,088
5.00%, 9/1/2033	76,000	76,372
5.80%, 4/15/2055	357,000	352,098
5.85%, 6/1/2054	158,000	155,418
Entergy Texas, Inc.:
1.75%, 3/15/2031	100,000	87,386
5.00%, 9/15/2052	1,250,000	1,084,975
5.55%, 9/15/2054	110,000	103,932
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	159,000	106,929
3.45%, 4/15/2050	75,000	52,369
4.10%, 4/1/2043	200,000	164,844
4.25%, 12/1/2045	300,000	244,599
5.70%, 3/15/2053	320,000	314,166
5.90%, 11/15/2033	234,000	248,134
Evergy Metro, Inc. 4.95%, 4/15/2033	115,000	115,658
Evergy, Inc.:
2.90%, 9/15/2029	115,000	109,037
4.25%, 3/15/2029	105,000	104,113
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	474,000	477,361
Eversource Energy:
Series O, 4.25%, 4/1/2029	600,000	594,936
4.45%, 12/15/2030	125,000	123,346
5.13%, 5/15/2033	451,000	450,017
5.45%, 3/1/2028	1,400,000	1,423,618
5.50%, 1/1/2034	675,000	685,753
5.95%, 2/1/2029	193,000	200,039
5.95%, 7/15/2034	115,000	119,862
Exelon Corp.:
4.05%, 4/15/2030	890,000	872,173
4.70%, 4/15/2050	380,000	315,024
4.95%, 3/15/2036	710,000	688,700
5.13%, 3/15/2031	150,000	152,736
5.30%, 3/15/2033	100,000	102,377
5.45%, 3/15/2034	221,000	226,110
5.88%, 3/15/2055	280,000	273,342
5 yr. CMT + 1.98%, 6.50%, 3/15/2055 (c)	687,000	699,545
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	298,000	295,690
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
FirstEnergy Pennsylvania Electric Co.:
4.15%, 3/15/2028 (b)	$70,000	$69,785
4.55%, 3/15/2031 (b)	115,000	114,588
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	80,000	79,923
4.75%, 1/15/2033	200,000	196,448
Florida Power & Light Co.:
3.70%, 12/1/2047	100,000	74,635
4.13%, 2/1/2042	270,000	228,944
4.40%, 5/15/2028	283,000	284,273
4.70%, 2/15/2036	500,000	487,835
4.80%, 5/15/2033	1,628,000	1,631,109
5.10%, 4/1/2033	76,000	77,478
5.25%, 2/1/2041	500,000	497,365
5.30%, 6/15/2034	656,000	674,145
5.60%, 6/15/2054	300,000	294,357
5.60%, 2/15/2066	526,000	508,211
5.80%, 3/15/2065 (a)	849,000	845,485
5.96%, 4/1/2039	800,000	853,208
Georgia Power Co.:
Series B, 3.70%, 1/30/2050	250,000	182,748
4.00%, 10/1/2028	490,000	486,957
4.30%, 3/15/2042	260,000	224,422
4.30%, 3/15/2043	125,000	106,113
4.70%, 5/15/2032	550,000	551,056
4.85%, 3/15/2031	285,000	288,976
4.95%, 5/17/2033 (a)	255,000	257,249
5.25%, 3/15/2034	1,342,000	1,371,108
5.50%, 10/1/2055 (a)	665,000	638,413
Idaho Power Co. 4.85%, 3/1/2036	90,000	88,104
Indiana Michigan Power Co.:
3.25%, 5/1/2051	100,000	65,315
Series L, 3.75%, 7/1/2047	689,000	508,820
4.25%, 8/15/2048	45,000	35,741
Series K, 4.55%, 3/15/2046	1,033,000	872,678
5.60%, 3/15/2056	70,000	67,528
Interstate Power & Light Co.:
3.70%, 9/15/2046	56,000	40,928
5.60%, 6/29/2035	40,000	41,015
5.60%, 10/1/2055	300,000	286,050
5.70%, 10/15/2033	42,000	43,752
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	280,000	269,889
Jersey Central Power & Light Co.:
4.15%, 1/15/2029 (b)	810,000	805,853
4.40%, 1/15/2031 (b)	913,000	899,880
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	1,133,790	1,069,107
Kentucky Utilities Co.:
4.38%, 10/1/2045	200,000	165,670
5.85%, 8/15/2055	65,000	64,696
Security Description	Principal Amount	Value
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	$307,000	$244,504
Series LOU, 5.45%, 4/15/2033	1,266,000	1,308,031
5.85%, 8/15/2055	105,000	104,378
MidAmerican Energy Co.:
4.40%, 10/15/2044	300,000	253,215
5.50%, 11/15/2056	500,000	479,585
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	141,000	118,626
National Grid PLC 5.42%, 1/11/2034	136,000	138,662
National Rural Utilities Cooperative Finance Corp.:
2.75%, 4/15/2032	404,000	361,697
3.95%, 12/10/2027	155,000	154,174
Series D, 4.05%, 2/9/2029	200,000	198,560
4.15%, 12/15/2032 (a)	100,000	96,517
Series D, 4.15%, 8/25/2028	1,265,000	1,260,838
4.30%, 12/10/2030	125,000	123,748
4.40%, 11/1/2048	150,000	123,891
Series GMTN, 4.85%, 2/7/2029	450,000	455,535
Series MTN, 5.10%, 5/6/2027	314,000	316,452
5.80%, 1/15/2033 (a)	100,000	105,887
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	645,000	669,258
Nevada Power Co.:
Series GG, 5.90%, 5/1/2053	565,000	558,689
6.00%, 3/15/2054	529,000	530,481
Series N, 6.65%, 4/1/2036	806,000	893,669
NextEra Energy Capital Holdings, Inc.:
2.44%, 1/15/2032	1,000,000	881,830
3.50%, 4/1/2029	108,000	105,165
3.55%, 5/1/2027	260,000	257,845
4.40%, 3/1/2031	290,000	287,555
4.69%, 9/1/2027	200,000	200,990
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	1,243,000	1,214,672
4.85%, 2/4/2028	200,000	201,882
4.90%, 3/15/2029	239,000	242,571
5.00%, 7/15/2032	100,000	100,774
5.05%, 3/15/2030	100,000	101,913
5.05%, 2/28/2033	100,000	101,004
5.25%, 3/15/2034	616,000	623,509
5.30%, 3/15/2032	160,000	164,045
5.45%, 3/15/2035 (a)	200,000	203,734
5.55%, 3/15/2054	335,000	315,024
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (c)	364,000	363,123
5.85%, 3/1/2056	350,000	340,973
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	$500,000	$515,380
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	630,000	653,171
Northern States Power Co.:
3.20%, 4/1/2052	44,000	29,875
4.85%, 5/15/2036	125,000	123,473
5.55%, 5/15/2056	250,000	242,570
NorthWestern Corp. 4.18%, 11/15/2044 (a)	45,000	36,495
NSTAR Electric Co.:
4.40%, 3/1/2044	100,000	84,570
4.55%, 6/1/2052	100,000	83,196
4.95%, 9/15/2052	100,000	88,674
5.20%, 3/1/2035	230,000	231,737
5.40%, 6/1/2034	443,000	453,123
Oglethorpe Power Corp.:
4.50%, 4/1/2047	325,000	265,847
5.05%, 10/1/2048	174,000	151,737
5.25%, 9/1/2050	694,000	616,223
Oklahoma Gas & Electric Co.:
4.15%, 4/1/2047	392,000	311,170
5.80%, 4/1/2055	200,000	197,380
5.90%, 4/1/2056 (d)	250,000	249,865
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047	300,000	225,933
4.50%, 3/20/2027	160,000	159,942
4.50%, 3/15/2031 (b)	175,000	174,064
4.55%, 12/1/2041	433,000	380,880
4.95%, 9/15/2052	200,000	175,994
5.30%, 6/1/2042	390,000	371,354
5.35%, 4/1/2035	65,000	66,412
5.35%, 10/1/2052	725,000	672,764
5.65%, 11/15/2033	151,000	158,354
5.80%, 4/1/2055	340,000	336,648
5.90%, 3/15/2056 (b)	145,000	144,874
7.50%, 9/1/2038	610,000	720,709
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	517,000	463,723
3.25%, 6/1/2031	100,000	92,231
3.30%, 8/1/2040	174,000	130,180
3.50%, 8/1/2050	100,000	65,961
4.00%, 12/1/2046	260,000	190,362
4.20%, 6/1/2041	230,000	185,670
4.30%, 3/15/2045	273,000	213,082
4.45%, 4/15/2042	35,000	28,819
4.50%, 7/1/2040	500,000	427,115
4.55%, 7/1/2030	400,000	394,524
4.60%, 6/15/2043	400,000	328,496
4.75%, 2/15/2044	380,000	317,140
4.95%, 7/1/2050	640,000	531,603
5.00%, 6/4/2028	1,045,000	1,053,788
5.05%, 10/15/2032	250,000	248,390
5.20%, 5/1/2036	60,000	58,492
Security Description	Principal Amount	Value
5.25%, 3/1/2052	$753,000	$640,969
5.90%, 6/15/2032	323,000	334,137
5.90%, 10/1/2054	220,000	205,847
6.00%, 5/1/2056	65,000	61,797
6.10%, 1/15/2029	40,000	41,399
6.10%, 10/15/2055	250,000	240,413
6.15%, 1/15/2033	206,000	215,595
6.15%, 3/1/2055	200,000	193,620
6.40%, 6/15/2033	1,350,000	1,433,173
6.75%, 1/15/2053	1,300,000	1,353,092
6.95%, 3/15/2034	845,000	925,959
PacifiCorp:
2.70%, 9/15/2030	743,000	676,227
3.30%, 3/15/2051	656,000	406,412
3.50%, 6/15/2029	100,000	96,243
4.10%, 2/1/2042	245,000	191,218
4.15%, 2/15/2050	200,000	145,754
4.25%, 3/15/2029	175,000	173,028
4.65%, 4/15/2029	75,000	74,950
5.10%, 2/15/2029	132,000	133,733
5.10%, 4/15/2031	50,000	50,138
5.30%, 2/15/2031	362,000	366,854
5.35%, 12/1/2053	1,303,000	1,114,638
5.45%, 4/15/2033	155,000	155,426
5.45%, 2/15/2034	650,000	647,939
5.50%, 5/15/2054	500,000	437,690
5.75%, 4/1/2037	335,000	331,037
5.80%, 4/15/2036	50,000	50,387
6.25%, 10/15/2037	445,000	459,685
6.35%, 7/15/2038	300,000	306,861
7.70%, 11/15/2031	310,000	347,271
PECO Energy Co.:
3.05%, 3/15/2051	32,000	20,605
3.70%, 9/15/2047	200,000	148,618
4.60%, 5/15/2052	100,000	83,853
4.88%, 9/15/2035	160,000	158,488
5.65%, 9/15/2055	195,000	191,993
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	80,000	80,638
5.15%, 5/15/2030	680,000	691,077
Potomac Electric Power Co. 5.20%, 3/15/2034	75,000	76,398
PPL Capital Funding, Inc. 5.25%, 9/1/2034	122,000	122,919
PPL Electric Utilities Corp.:
4.75%, 7/15/2043	400,000	359,328
5.25%, 5/15/2053	115,000	106,901
Progress Energy, Inc.:
6.00%, 12/1/2039	425,000	440,355
7.75%, 3/1/2031	100,000	112,781
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	150,000	132,573
4.10%, 6/15/2048	1,483,000	1,157,022
4.15%, 3/13/2029	50,000	49,855
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 39, 4.50%, 6/1/2052	$165,000	$134,483
5.05%, 6/15/2036	85,000	83,843
5.15%, 9/15/2035	250,000	249,067
5.25%, 4/1/2053	286,000	258,833
5.35%, 5/15/2034	2,065,000	2,101,736
5.75%, 5/15/2054	934,000	908,782
5.85%, 5/15/2055	1,075,000	1,065,680
6.50%, 8/1/2038	85,000	92,813
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	99,000	87,832
4.40%, 7/1/2028	301,000	301,626
5.15%, 1/15/2053	217,000	197,904
5.35%, 10/1/2033	300,000	309,378
Public Service Co. of Oklahoma 5.45%, 1/15/2036 (a)	955,000	961,933
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 8/1/2049	20,000	13,424
Series MTN, 3.65%, 9/1/2042	203,000	159,611
Series MTN, 3.80%, 1/1/2043	100,000	80,501
Series R, 4.20%, 1/1/2031	800,000	790,072
Series MTN, 4.90%, 12/15/2032	100,000	101,179
Series MTN, 5.13%, 3/15/2053	295,000	269,249
5.20%, 8/1/2033	361,000	369,375
5.30%, 8/1/2054	175,000	163,482
Series MTN, 5.45%, 3/1/2054	150,000	143,727
Series R, 5.63%, 1/1/2056 (a)	375,000	369,446
Public Service Enterprise Group, Inc.:
5.20%, 4/1/2029	450,000	458,631
5.45%, 4/1/2034	241,000	244,791
5.88%, 10/15/2028	225,000	232,236
6.13%, 10/15/2033	500,000	529,975
Puget Energy, Inc.:
4.10%, 6/15/2030	250,000	242,285
5.73%, 3/15/2035	650,000	655,154
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	50,000	33,352
4.30%, 5/20/2045	337,000	271,197
5.45%, 6/1/2053	100,000	94,818
5.69%, 6/15/2054	459,000	450,545
6.27%, 3/15/2037	160,000	171,590
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	2,197,000	1,944,543
Series RRR, 3.75%, 6/1/2047	300,000	222,459
Security Description	Principal Amount	Value
4.15%, 5/15/2048	$1,060,000	$829,810
Series DDDD, 5.20%, 3/15/2036	205,000	204,395
5.35%, 4/1/2053	710,000	654,705
5.55%, 4/15/2054	202,000	192,058
Series EEEE, 5.95%, 3/15/2056	205,000	205,453
Sempra:
3.80%, 2/1/2038	90,000	75,978
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	441,000	428,268
5.25%, 3/15/2036	270,000	266,123
5 yr. CMT + 2.14%, 6.55%, 4/1/2055 (c)	100,000	99,305
Sierra Pacific Power Co. 5.90%, 3/15/2054	200,000	197,712
Southern California Edison Co.:
2.25%, 6/1/2030	1,250,000	1,131,587
Series G, 2.50%, 6/1/2031	69,000	61,608
Series 2013-A, 3.90%, 3/15/2043	587,000	445,128
4.05%, 3/15/2042	491,000	384,821
4.50%, 9/1/2040	969,000	831,441
4.80%, 3/15/2033	160,000	157,138
Series B, 4.88%, 3/1/2049	800,000	665,456
5.15%, 6/1/2029	155,000	157,156
5.20%, 6/1/2034	336,000	333,695
Series E, 5.45%, 6/1/2052	654,000	577,371
5.65%, 10/1/2028	1,016,000	1,040,872
5.70%, 3/1/2053	436,000	402,158
5.75%, 4/15/2054	773,000	717,723
5.88%, 12/1/2053	37,000	35,082
Series 2008-A, 5.95%, 2/1/2038	70,000	70,955
Series 2004B, 6.00%, 1/15/2034	100,000	104,434
Southern Co.:
4.25%, 7/1/2036	217,000	199,564
4.85%, 6/15/2028	200,000	201,934
5.20%, 6/15/2033	450,000	454,770
5.70%, 10/15/2032	100,000	104,650
5.70%, 3/15/2034	285,000	295,602
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	1,000,000	1,026,270
Southern Power Co.:
Series A, 4.25%, 10/1/2030	125,000	123,271
Series B, 4.90%, 10/1/2035	225,000	218,216
Southwestern Electric Power Co.:
Series L, 3.85%, 2/1/2048	450,000	327,798
5.20%, 4/1/2036	140,000	137,701
5.30%, 4/1/2033 (a)	125,000	126,923
5.90%, 4/1/2056	250,000	243,103
6.20%, 3/15/2040	100,000	103,894
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Public Service Co.:
3.40%, 8/15/2046	$100,000	$70,333
Series 6, 4.40%, 11/15/2048	300,000	242,445
Tampa Electric Co.:
2.40%, 3/15/2031	50,000	45,152
3.63%, 6/15/2050 (a)	75,000	53,588
4.90%, 3/1/2029	75,000	75,986
5.00%, 7/15/2052 (a)	40,000	35,580
Tucson Electric Power Co.:
5.20%, 9/15/2034	34,000	34,288
5.50%, 4/15/2053	113,000	105,961
5.90%, 4/15/2055 (a)	200,000	198,972
Union Electric Co.:
3.25%, 10/1/2049	200,000	133,978
4.80%, 3/15/2036	275,000	268,350
5.20%, 4/1/2034	1,235,000	1,255,279
5.25%, 1/15/2054	925,000	850,306
5.45%, 3/15/2053	542,000	512,911
5.55%, 3/15/2056	165,000	158,984
Virginia Electric & Power Co.:
Series B, 3.75%, 5/15/2027	261,000	259,541
Series A, 3.80%, 4/1/2028	1,021,000	1,011,209
Series B, 3.80%, 9/15/2047	150,000	111,759
Series C, 4.63%, 5/15/2052	680,000	559,062
Series C, 4.90%, 9/15/2035	190,000	185,873
4.95%, 3/15/2036	375,000	365,400
5.30%, 8/15/2033 (a)	288,000	294,252
5.35%, 1/15/2054	150,000	138,278
5.45%, 4/1/2053	219,000	205,054
5.55%, 8/15/2054	509,000	481,387
Series D, 5.60%, 9/15/2055	155,000	147,589
5.70%, 3/15/2056	600,000	578,934
Series B, 6.00%, 1/15/2036	170,000	179,240
6.35%, 11/30/2037	182,000	195,894
8.88%, 11/15/2038	695,000	907,010
WEC Energy Group, Inc.:
1.80%, 10/15/2030	10,000	8,798
2.20%, 12/15/2028	100,000	94,449
4.75%, 1/15/2028	90,000	90,651
5 yr. CMT + 1.91%, 5.63%, 5/15/2056 (c)	567,000	556,567
Wisconsin Electric Power Co.:
3.95%, 3/1/2029	583,000	577,036
4.15%, 10/15/2030	310,000	305,976
4.30%, 10/15/2048	50,000	40,768
5.05%, 10/1/2054 (a)	200,000	179,486
5.65%, 3/15/2056	85,000	83,309
Wisconsin Power & Light Co.:
4.95%, 4/1/2033	100,000	100,242
5.38%, 3/30/2034	212,000	215,587
5.70%, 12/15/2055 (a)	250,000	242,743
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	105,000	71,427
Security Description	Principal Amount	Value
4.25%, 1/15/2031	$250,000	$247,290
4.75%, 11/1/2044	200,000	175,998
Xcel Energy, Inc.:
5.45%, 8/15/2033	73,000	74,524
5.50%, 3/15/2034	325,000	330,427
6.50%, 7/1/2036	424,000	456,444
		172,816,481
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
1.80%, 10/15/2027	450,000	435,087
2.00%, 12/21/2028	144,000	136,236
2.20%, 12/21/2031	261,000	231,674
		802,997
ELECTRONICS — 0.6%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	84,000	82,863
5.60%, 5/29/2034	803,000	819,542
Amphenol Corp.:
2.20%, 9/15/2031	101,000	89,577
2.80%, 2/15/2030	427,000	402,204
3.80%, 11/15/2027	210,000	208,816
3.90%, 11/15/2028	120,000	119,054
4.13%, 11/15/2030 (a)	305,000	300,452
4.38%, 6/12/2028	165,000	165,389
4.40%, 2/15/2033	175,000	170,779
4.63%, 2/15/2036	309,000	298,750
5.05%, 4/5/2027	381,000	383,770
5.25%, 4/5/2034	400,000	408,608
5.30%, 11/15/2055	280,000	262,833
5.38%, 11/15/2054 (a)	565,000	539,682
Arrow Electronics, Inc.:
2.95%, 2/15/2032	150,000	132,499
5.88%, 4/10/2034	605,000	620,313
Avnet, Inc. 5.50%, 6/1/2032 (a)	185,000	187,357
Flex Ltd.:
5.25%, 1/15/2032	130,000	130,426
5.38%, 11/13/2035	165,000	162,421
6.00%, 1/15/2028	315,000	321,552
Fortive Corp. 4.30%, 6/15/2046	200,000	160,146
Honeywell International, Inc.:
1.75%, 9/1/2031	600,000	519,750
1.95%, 6/1/2030	495,000	448,693
3.81%, 11/21/2047	700,000	530,495
Hubbell, Inc. 3.15%, 8/15/2027	723,000	711,526
Jabil, Inc.:
3.00%, 1/15/2031 (a)	250,000	230,420
4.20%, 2/1/2029	60,000	59,305
4.75%, 2/1/2033	105,000	102,155
5.45%, 2/1/2029	629,000	641,335
Keysight Technologies, Inc.:
3.00%, 10/30/2029	57,000	54,254
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 4/6/2027	$265,000	$265,201
5.35%, 7/30/2030 (a)	80,000	82,201
TD SYNNEX Corp.:
2.38%, 8/9/2028	100,000	94,874
5.30%, 10/10/2035	100,000	96,867
6.10%, 4/12/2034	151,000	155,901
Tyco Electronics Group SA:
3.13%, 8/15/2027	405,000	399,403
4.50%, 2/9/2031	1,475,000	1,472,404
Vontier Corp. 2.95%, 4/1/2031	374,000	339,865
		12,171,682
ENGINEERING & CONSTRUCTION — 0.1%
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	215,000	222,531
Jacobs Solutions, Inc.:
4.75%, 3/3/2031	250,000	246,458
5.38%, 3/3/2036	175,000	170,396
MasTec, Inc. 5.90%, 6/15/2029	342,000	353,207
		992,592
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.30%, 3/1/2030	400,000	369,096
5.00%, 12/15/2033 (a)	100,000	101,647
5.00%, 4/1/2034	928,000	937,187
6.20%, 3/1/2040	400,000	433,572
Veralto Corp. 5.45%, 9/18/2033	70,000	71,511
Waste Connections, Inc.:
2.95%, 1/15/2052 (a)	100,000	63,621
4.25%, 12/1/2028	358,000	357,950
4.80%, 7/15/2036	500,000	489,930
5.00%, 3/1/2034	362,000	364,226
Waste Management, Inc.:
1.50%, 3/15/2031	350,000	304,314
3.15%, 11/15/2027 (a)	115,000	113,297
4.15%, 4/15/2032	340,000	333,434
4.15%, 7/15/2049	140,000	113,952
4.63%, 2/15/2033 (a)	1,040,000	1,041,300
4.80%, 3/15/2032	429,000	435,521
4.95%, 3/15/2035	267,000	267,828
5.35%, 10/15/2054 (a)	100,000	95,169
		5,893,555
FOOD — 1.3%
Ahold Finance USA LLC 6.88%, 5/1/2029	200,000	213,572
Campbell's Co.:
4.55%, 3/21/2031	1,000,000	968,900
5.25%, 10/13/2054	100,000	82,592
Conagra Brands, Inc.:
5.00%, 8/1/2030	175,000	174,701
5.30%, 11/1/2038	277,000	257,735
Security Description	Principal Amount	Value
5.75%, 8/1/2035 (a)	$150,000	$150,345
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	110,000	93,085
5.75%, 3/15/2035 (a)	389,000	371,110
General Mills, Inc.:
4.15%, 2/15/2043	1,000,000	802,100
5.50%, 10/17/2028	100,000	102,434
Hershey Co.:
4.50%, 5/4/2033 (a)	309,000	308,030
4.95%, 2/24/2032	540,000	551,956
J.M. Smucker Co.:
2.13%, 3/15/2032	117,000	100,215
6.20%, 11/15/2033 (a)	576,000	609,972
6.50%, 11/15/2043	220,000	229,513
6.50%, 11/15/2053 (a)	365,000	378,932
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
5.50%, 1/15/2036	283,000	282,949
5.63%, 3/10/2037 (b) (d)	550,000	550,709
6.38%, 2/25/2055	300,000	298,278
6.38%, 4/15/2066	100,000	97,831
6.40%, 5/10/2057 (b) (d)	650,000	645,190
6.50%, 12/1/2052	1,050,000	1,060,993
6.75%, 3/15/2034	950,000	1,043,195
7.25%, 11/15/2053	617,000	678,034
Kellanova:
5.75%, 5/16/2054	600,000	583,674
Series B, 7.45%, 4/1/2031	700,000	789,131
Kraft Heinz Foods Co.:
4.25%, 3/1/2031 (a)	465,000	454,677
4.38%, 6/1/2046	198,000	154,464
5.00%, 6/4/2042	282,000	247,853
5.20%, 7/15/2045	300,000	261,948
6.50%, 2/9/2040	565,000	590,001
6.75%, 3/15/2032	387,000	417,379
6.88%, 1/26/2039	521,000	564,175
Kroger Co.:
1.70%, 1/15/2031 (a)	90,000	78,660
4.45%, 2/1/2047	255,000	209,284
5.00%, 9/15/2034	250,000	246,958
5.00%, 4/15/2042	675,000	623,335
5.15%, 8/1/2043	100,000	92,690
5.40%, 7/15/2040	400,000	390,912
5.40%, 1/15/2049	100,000	92,894
5.65%, 9/15/2064	626,000	581,617
6.90%, 4/15/2038	476,000	539,194
McCormick & Co., Inc.:
4.15%, 2/15/2029	475,000	470,212
4.20%, 8/15/2047	140,000	108,584
Mondelez International, Inc.:
2.75%, 4/13/2030	250,000	232,910
4.25%, 5/6/2028	100,000	99,844
4.50%, 5/6/2030	1,025,000	1,021,197
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	$100,000	$90,781
6.25%, 7/1/2033	100,000	104,403
6.88%, 5/15/2034	330,000	356,218
Sysco Corp.:
2.40%, 2/15/2030	103,000	94,375
3.25%, 7/15/2027	41,000	40,322
4.40%, 7/25/2031	500,000	484,705
4.50%, 4/1/2046	98,000	79,533
4.85%, 10/1/2045	100,000	84,835
4.95%, 3/25/2036 (a)	500,000	476,930
5.10%, 9/23/2030	350,000	352,765
5.75%, 1/17/2029	475,000	488,105
6.00%, 1/17/2034	210,000	219,183
Tyson Foods, Inc.:
4.35%, 3/1/2029	1,300,000	1,296,295
4.55%, 6/2/2047	350,000	294,137
4.95%, 2/20/2036	155,000	151,454
5.15%, 8/15/2044	100,000	92,274
5.70%, 3/15/2034	301,000	311,592
		23,921,871
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	225,000	221,695
Georgia-Pacific LLC 8.88%, 5/15/2031	776,000	925,279
International Paper Co.:
4.80%, 6/15/2044	300,000	256,023
7.30%, 11/15/2039 (a)	305,000	339,233
Suzano Austria GmbH:
3.13%, 1/15/2032	200,000	175,272
3.75%, 1/15/2031	1,216,000	1,128,229
5.00%, 1/15/2030	579,000	570,193
Suzano Netherlands BV 5.50%, 1/15/2036	145,000	139,863
		3,755,787
GAS — 0.5%
Atmos Energy Corp.:
2.85%, 2/15/2052	100,000	61,712
4.13%, 3/15/2049	447,000	350,390
5.45%, 1/15/2056	785,000	749,298
5.75%, 10/15/2052	250,000	248,630
6.20%, 11/15/2053	250,000	264,860
CenterPoint Energy Resources Corp. 5.40%, 7/1/2034	1,285,000	1,313,463
NiSource, Inc.:
4.38%, 5/15/2047	200,000	161,092
4.80%, 2/15/2044	250,000	218,152
5.25%, 3/30/2028	127,000	128,989
5.25%, 2/15/2043	198,000	183,415
5.35%, 4/1/2034	124,000	126,170
5.35%, 7/15/2035	990,000	997,534
Security Description	Principal Amount	Value
5 yr. CMT + 2.04%, 5.75%, 7/15/2056 (c)	$220,000	$216,302
5.85%, 4/1/2055	220,000	213,530
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	250,000	256,647
Northwest Natural Holding Co. 5 yr. CMT + 2.70%, 7.00%, 9/15/2055 (c)	624,000	630,034
ONE Gas, Inc. 5.10%, 4/1/2029 (a)	400,000	408,100
Piedmont Natural Gas Co., Inc.:
4.65%, 8/1/2043	50,000	43,549
5.40%, 6/15/2033	60,000	61,524
Southern California Gas Co.:
3.75%, 9/15/2042	450,000	350,545
5.05%, 9/1/2034	498,000	500,306
5.45%, 6/15/2035 (a)	303,000	310,751
5.75%, 6/1/2053	200,000	194,826
6.00%, 6/15/2055	577,000	579,648
6.35%, 11/15/2052	200,000	211,060
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	20,000	12,810
3.95%, 10/1/2046	200,000	152,172
Series B, 5.10%, 9/15/2035	75,000	74,030
5.88%, 3/15/2041	290,000	295,075
Southwest Gas Corp. 4.05%, 3/15/2032	128,000	122,303
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	210,000	212,079
Spire, Inc. 4.60%, 9/1/2031	150,000	148,164
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	230,000	163,797
Series K, 3.80%, 9/15/2046	100,000	76,348
		10,037,305
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.80%, 3/1/2031	316,000	285,326
Snap-on, Inc. 4.10%, 3/1/2048 (a)	200,000	159,154
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	650,000	593,560
2.75%, 11/15/2050	194,000	109,820
4.85%, 11/15/2048	500,000	419,295
		1,567,155
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	568,000	539,441
3.70%, 3/9/2029	600,000	592,794
4.00%, 3/15/2031	750,000	737,805
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 3/15/2033	$750,000	$733,965
4.65%, 3/15/2036	695,000	679,015
4.75%, 3/15/2038	500,000	484,955
5.50%, 3/15/2056	875,000	858,060
5.60%, 3/15/2066	750,000	731,250
Agilent Technologies, Inc. 2.10%, 6/4/2030	531,000	480,810
Augusta SpinCo Corp.:
4.32%, 9/23/2027	200,000	199,882
4.40%, 3/23/2029	115,000	114,673
4.66%, 3/23/2031	70,000	69,636
4.95%, 3/23/2033	85,000	84,682
5.25%, 3/23/2036	95,000	95,009
Baxter International, Inc.:
2.27%, 12/1/2028	300,000	279,438
2.54%, 2/1/2032 (a)	1,000,000	842,280
3.50%, 8/15/2046	125,000	82,067
4.90%, 12/15/2030	215,000	212,042
5.65%, 12/15/2035 (a)	410,000	400,595
Boston Scientific Corp. 2.65%, 6/1/2030	491,000	457,548
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	520,000	478,478
DH Europe Finance II SARL 2.60%, 11/15/2029	1,409,000	1,327,278
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	80,000	79,465
4.80%, 1/15/2031	500,000	503,170
4.95%, 12/15/2035	65,000	63,807
5.86%, 3/15/2030	379,000	395,384
5.91%, 11/22/2032	1,310,000	1,382,129
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	696,000	697,503
4.50%, 3/30/2033	600,000	592,620
Revvity, Inc.:
2.55%, 3/15/2031	50,000	45,017
3.30%, 9/15/2029	584,000	559,092
Solventum Corp.:
5.40%, 3/1/2029	590,000	604,007
5.60%, 3/23/2034	600,000	613,332
Stryker Corp.:
4.70%, 2/10/2028	1,000,000	1,007,870
4.85%, 2/10/2030	70,000	70,993
5.20%, 2/10/2035	135,000	136,689
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047 (a)	100,000	82,019
4.20%, 3/1/2031	400,000	395,776
4.22%, 2/12/2031	220,000	217,679
4.55%, 6/15/2033	250,000	246,922
4.79%, 10/7/2035	285,000	281,232
4.80%, 11/21/2027	135,000	136,481
4.90%, 2/12/2036	290,000	287,558
5.00%, 1/31/2029	222,000	226,376
5.09%, 8/10/2033 (a)	494,000	503,505
Security Description	Principal Amount	Value
5.20%, 1/31/2034	$75,000	$76,913
5.30%, 2/1/2044	200,000	193,202
5.55%, 2/12/2046	235,000	232,121
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	1,028,000	1,044,376
		21,156,941
HEALTH CARE SERVICES — 4.0%
Adventist Health System:
Series 2025, 4.74%, 12/1/2030	65,000	64,464
5.76%, 12/1/2034	1,301,000	1,338,495
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030 (a)	200,000	182,764
3.39%, 10/15/2049	100,000	70,495
4.27%, 8/15/2048	442,000	363,417
Aetna, Inc.:
4.75%, 3/15/2044	300,000	251,940
6.75%, 12/15/2037	552,000	596,072
AHS Hospital Corp. 5.02%, 7/1/2045	230,000	212,704
Allina Health System Series 2019, 3.89%, 4/15/2049	230,000	176,941
Ascension Health:
Series B, 2.53%, 11/15/2029	1,050,000	986,853
3.95%, 11/15/2046	200,000	159,162
Series 2025, 4.08%, 11/15/2028	450,000	448,389
Series 2025, 4.29%, 11/15/2030	446,000	442,160
4.85%, 11/15/2053	100,000	88,995
Series 2025, 4.92%, 11/15/2035	250,000	247,050
Banner Health Series 2020, 3.18%, 1/1/2050 (a)	80,000	53,684
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	400,000	285,420
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	718,000	637,606
4.19%, 11/15/2045	5,000	4,153
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (a)	200,000	130,020
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	120,000	116,575
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	97,000	86,687
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Centene Corp.:
2.45%, 7/15/2028	$300,000	$279,351
2.50%, 3/1/2031	909,000	762,078
3.00%, 10/15/2030	550,000	481,904
3.38%, 2/15/2030	1,500,000	1,355,790
4.63%, 12/15/2029	1,096,000	1,040,422
Children's Health System of Texas 2.51%, 8/15/2050	130,000	75,790
Children's Hospital Series 2020, 2.93%, 7/15/2050 (a)	300,000	193,434
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	50,000	30,034
Children's Hospital Medical Center Series 2014T, 4.27%, 5/15/2044	50,000	42,815
Cigna Group:
2.38%, 3/15/2031	235,000	211,232
3.40%, 3/15/2050	900,000	615,276
3.40%, 3/15/2051 (a)	200,000	135,250
3.88%, 10/15/2047	816,000	612,245
4.38%, 10/15/2028	950,000	949,515
4.50%, 9/15/2030	1,030,000	1,026,786
4.80%, 7/15/2046	356,000	307,296
4.88%, 9/15/2032	180,000	179,813
4.90%, 12/15/2048	203,000	176,068
5.25%, 2/15/2034	570,000	577,062
5.25%, 1/15/2036	600,000	600,870
5.60%, 2/15/2054	263,000	248,964
6.00%, 1/15/2056	305,000	305,790
City of Hope:
Series 2018, 4.38%, 8/15/2048	143,000	115,525
Series 2013, 5.62%, 11/15/2043	490,000	480,190
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	250,000	208,753
CommonSpirit Health:
2.78%, 10/1/2030	851,000	784,648
3.35%, 10/1/2029	100,000	95,810
AGM, 3.82%, 10/1/2049	22,000	16,238
3.91%, 10/1/2050	268,000	197,331
4.19%, 10/1/2049	200,000	154,998
4.35%, 9/1/2030	210,000	207,043
4.35%, 11/1/2042	600,000	514,788
4.83%, 9/1/2035	250,000	243,320
4.98%, 9/1/2035	110,000	107,400
5.58%, 9/1/2045	180,000	173,056
5.66%, 9/1/2055	200,000	191,314
6.46%, 11/1/2052	110,000	116,586
Security Description	Principal Amount	Value
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	$500,000	$317,390
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	470,000	364,180
Dignity Health 5.27%, 11/1/2064	650,000	579,338
Elevance Health, Inc.:
2.55%, 3/15/2031	150,000	135,323
4.00%, 9/15/2028	415,000	411,327
4.38%, 12/1/2047	175,000	140,915
4.55%, 3/1/2048	500,000	413,190
4.60%, 9/15/2032 (a)	545,000	536,367
4.63%, 5/15/2042	240,000	210,204
4.75%, 2/15/2033	250,000	246,103
4.95%, 11/1/2031	520,000	523,073
5.00%, 1/15/2036 (a)	290,000	284,087
5.10%, 1/15/2044	912,000	828,990
5.13%, 2/15/2053 (a)	300,000	263,481
5.15%, 6/15/2029	87,000	88,626
5.65%, 6/15/2054	200,000	188,456
5.70%, 2/15/2055 (a)	500,000	472,710
5.70%, 9/15/2055 (a)	550,000	525,162
5.85%, 11/1/2064	450,000	429,498
6.10%, 10/15/2052	220,000	220,851
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	150,000	106,806
Series 2020, 2.88%, 9/1/2050 (a)	110,000	69,070
4.50%, 7/1/2057	125,000	105,068
HCA, Inc.:
2.38%, 7/15/2031	300,000	265,056
3.50%, 9/1/2030	350,000	332,346
3.63%, 3/15/2032	732,000	679,823
4.30%, 11/15/2030	105,000	103,247
4.38%, 3/15/2042	630,000	528,072
4.60%, 11/15/2032	125,000	121,633
4.63%, 3/15/2052	175,000	139,279
4.90%, 11/15/2035	210,000	203,141
5.25%, 3/1/2030	236,000	240,647
5.25%, 6/15/2049	800,000	705,384
5.45%, 4/1/2031	942,000	965,870
5.45%, 9/15/2034	191,000	192,774
5.50%, 3/1/2032	200,000	204,872
5.50%, 6/1/2033	850,000	866,592
5.63%, 9/1/2028	1,581,000	1,613,031
5.70%, 11/15/2055	155,000	144,176
5.75%, 3/1/2035	150,000	154,224
5.88%, 2/1/2029	600,000	617,202
5.90%, 6/1/2053	500,000	476,475
6.00%, 4/1/2054	215,000	207,673
6.10%, 4/1/2064	300,000	289,659
6.20%, 3/1/2055	125,000	123,750
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Humana, Inc.:
4.80%, 3/15/2047	$500,000	$399,405
5.38%, 4/15/2031	278,000	280,888
5.75%, 4/15/2054 (a)	793,000	712,479
5.88%, 3/1/2033	770,000	785,515
Icon Investments Six DAC 6.00%, 5/8/2034 (a)	1,150,000	1,162,615
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	162,000	127,366
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	965,000	703,388
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	74,175
IQVIA, Inc. 5.70%, 5/15/2028	503,000	512,602
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	39,457
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	316,000	202,474
Series 2019, 3.27%, 11/1/2049	765,000	525,203
4.88%, 4/1/2042	300,000	280,065
Laboratory Corp. of America Holdings:
4.35%, 4/1/2030	361,000	357,917
4.70%, 2/1/2045 (a)	100,000	87,554
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	100,000	68,155
Series 2017, 3.77%, 7/1/2048	350,000	266,448
Mayo Clinic:
Series 2013, 4.00%, 11/15/2047	225,000	178,729
Series 2016, 4.13%, 11/15/2052	100,000	80,108
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	500,000	413,835
Memorial Health Services 3.45%, 11/1/2049	160,000	112,645
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050 (a)	100,000	65,136
4.13%, 7/1/2052 (a)	30,000	23,997
Methodist Hospital Series 20A, 2.71%, 12/1/2050	200,000	122,224
Montefiore Obligated Group:
4.29%, 9/1/2050	285,000	198,745
Series 18-C, 5.25%, 11/1/2048	195,000	160,684
Security Description	Principal Amount	Value
New York & Presbyterian Hospital:
2.26%, 8/1/2040	$220,000	$151,507
Series 2019, 3.95%, 8/1/2119	240,000	163,325
4.02%, 8/1/2045	140,000	114,199
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	100,000	73,845
3.98%, 11/1/2046 (a)	71,000	55,532
4.26%, 11/1/2047	385,000	312,173
Novant Health, Inc.:
2.64%, 11/1/2036	150,000	118,961
3.17%, 11/1/2051	215,000	140,554
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	70,000	47,656
4.78%, 7/1/2044	400,000	359,704
Series 13-A, 5.75%, 7/1/2043	110,000	110,836
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	589,000	502,806
OhioHealth Corp. 2.30%, 11/15/2031	100,000	89,082
Orlando Health Obligated Group 4.09%, 10/1/2048	50,000	40,237
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	100,000	65,922
Series 2018, 4.79%, 11/15/2048	380,000	326,055
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	350,000	245,739
Presbyterian Healthcare Services 4.88%, 8/1/2052	100,000	87,795
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (a)	305,000	177,653
Series A, 3.93%, 10/1/2048	200,000	152,746
5.37%, 10/1/2032 (a)	1,620,000	1,644,138
5.40%, 10/1/2033	1,000,000	1,019,580
Queen's Health Systems 4.81%, 7/1/2052	100,000	88,287
Quest Diagnostics, Inc.:
2.95%, 6/30/2030 (a)	1,200,000	1,124,292
6.40%, 11/30/2033	450,000	489,501
Rush System for Health Obligated Group Series 2020, 3.92%, 11/15/2029	280,000	275,324
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	$70,000	$42,989
Stanford Health Care:
Series 2020, 3.31%, 8/15/2030	300,000	286,173
Series 2018, 3.80%, 11/15/2048	475,000	363,005
Sutter Health:
Series 20A, 2.29%, 8/15/2030	345,000	314,492
Series 2018, 3.70%, 8/15/2028	110,000	108,633
5.16%, 8/15/2033	1,132,000	1,148,380
Series 2025, 5.54%, 8/15/2035	125,000	128,979
Texas Health Resources 4.33%, 11/15/2055	100,000	82,206
Toledo Hospital:
Series B, 5.33%, 11/15/2028	100,000	100,835
AGM, 5.75%, 11/15/2038	787,000	789,322
6.02%, 11/15/2048	200,000	189,282
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	188,000	134,800
Series 2019, 3.43%, 12/1/2048	150,000	110,661
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	200,000	184,102
UnitedHealth Group, Inc.:
3.88%, 8/15/2059	200,000	139,410
4.20%, 1/15/2047	450,000	358,619
4.25%, 4/15/2047	200,000	160,444
4.25%, 6/15/2048	500,000	397,430
4.40%, 6/15/2028	750,000	752,047
4.45%, 12/15/2048	198,000	161,528
4.50%, 4/15/2033	1,493,000	1,458,198
4.65%, 1/15/2031	115,000	115,557
4.75%, 7/15/2045	315,000	274,787
4.75%, 5/15/2052	1,400,000	1,177,232
4.95%, 1/15/2032	177,000	178,908
5.05%, 4/15/2053	808,000	710,765
5.25%, 2/15/2028	1,000,000	1,017,430
5.35%, 2/15/2033 (a)	2,038,000	2,092,190
5.38%, 4/15/2054	2,297,000	2,110,782
5.50%, 7/15/2044	400,000	385,520
5.50%, 4/15/2064	650,000	595,439
5.63%, 7/15/2054	1,048,000	997,560
5.75%, 7/15/2064	711,000	676,900
5.88%, 2/15/2053	1,000,000	987,000
5.95%, 6/15/2055	100,000	100,743
6.63%, 11/15/2037	715,000	789,181
6.88%, 2/15/2038	120,000	135,212
Security Description	Principal Amount	Value
Universal Health Services, Inc.:
2.65%, 10/15/2030	$105,000	$94,507
2.65%, 1/15/2032	330,000	287,275
4.63%, 10/15/2029	300,000	296,655
UPMC 5.38%, 5/15/2043	850,000	819,655
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	301,000	191,057
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	1,139,000	979,232
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	158,000	93,132
		75,831,484
HOME BUILDERS — 0.2%
DR Horton, Inc.:
4.85%, 10/15/2030	541,000	545,041
5.50%, 10/15/2035 (a)	555,000	563,247
Lennar Corp. 5.20%, 7/30/2030 (a)	524,000	529,575
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	50,000	49,918
PulteGroup, Inc.:
4.25%, 3/1/2031	75,000	73,247
4.90%, 3/1/2036	75,000	72,463
6.00%, 2/15/2035	100,000	104,284
7.88%, 6/15/2032	324,000	370,919
Sekisui House U.S., Inc.:
2.50%, 1/15/2031	25,000	22,097
3.97%, 8/6/2061	200,000	131,488
6.00%, 1/15/2043	588,000	536,485
		2,998,764
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc.:
3.50%, 11/15/2051	165,000	102,574
4.40%, 3/15/2029 (a)	428,000	418,224
		520,798
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.25%, 8/15/2032	100,000	93,815
4.20%, 5/1/2030	755,000	755,664
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029	1,000,000	929,920
3.13%, 12/1/2049	200,000	126,652
4.15%, 3/15/2047	770,000	594,455
5.00%, 2/14/2034 (a)	381,000	379,354
Haleon U.S. Capital LLC 3.63%, 3/24/2032	743,000	699,817
Kenvue, Inc.:
4.85%, 5/22/2032	850,000	858,271
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 3/22/2063	$209,000	$187,245
Procter & Gamble Co.:
3.00%, 3/25/2030 (a)	1,238,000	1,185,076
4.05%, 5/1/2030	500,000	498,030
4.10%, 11/3/2032 (a)	500,000	491,820
4.35%, 11/3/2035 (a)	300,000	290,847
4.55%, 1/29/2034 (a)	50,000	50,062
Unilever Capital Corp.:
2.13%, 9/6/2029	130,000	121,618
2.90%, 5/5/2027	320,000	316,323
3.50%, 3/22/2028	879,000	869,779
5.90%, 11/15/2032 (a)	947,000	1,024,720
		9,473,468
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033 (a)	400,000	416,564
Church & Dwight Co., Inc. 5.60%, 11/15/2032 (a)	36,000	37,849
Clorox Co. 1.80%, 5/15/2030	280,000	250,438
Kimberly-Clark Corp.:
3.10%, 3/26/2030	400,000	381,384
3.95%, 11/1/2028	293,000	291,353
		1,377,588
INSURANCE — 2.3%
ACE Capital Trust II 9.70%, 4/1/2030	500,000	587,120
Aflac, Inc. 4.75%, 1/15/2049	200,000	171,994
Alleghany Corp.:
3.63%, 5/15/2030	73,000	70,868
4.90%, 9/15/2044	132,000	117,320
Allstate Corp.:
4.50%, 6/15/2043	100,000	85,231
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	470,000	480,034
American Financial Group, Inc.:
4.50%, 6/15/2047	240,000	193,692
5.00%, 9/23/2035	54,000	51,842
American International Group, Inc.:
4.75%, 4/1/2048	200,000	173,126
4.85%, 5/7/2030	150,000	151,477
5.13%, 3/27/2033	300,000	302,919
American National Group, Inc.:
5.00%, 6/15/2027	198,000	197,065
6.00%, 7/15/2035 (a)	150,000	146,056
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	50,000	44,619
2.90%, 8/23/2051	500,000	303,705
3.90%, 2/28/2052	200,000	145,398
5.00%, 9/12/2032	200,000	201,846
5.35%, 2/28/2033	200,000	204,998
Security Description	Principal Amount	Value
Aon Global Ltd.:
4.60%, 6/14/2044	$666,000	$563,816
4.75%, 5/15/2045	100,000	86,235
Aon North America, Inc.:
5.15%, 3/1/2029	232,000	236,949
5.45%, 3/1/2034	200,000	204,374
5.75%, 3/1/2054 (a)	37,000	35,634
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	684,000	630,874
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	410,000	411,230
4.85%, 12/15/2029	100,000	101,082
6.50%, 2/15/2034	400,000	432,136
Assurant, Inc.:
2.65%, 1/15/2032	50,000	43,664
5.55%, 2/15/2036	35,000	34,988
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	84,000	56,656
Athene Holding Ltd.:
3.45%, 5/15/2052	430,000	261,861
4.13%, 1/12/2028	181,000	178,794
5.88%, 1/15/2034 (a)	205,000	204,139
6.25%, 4/1/2054 (a)	260,000	238,797
6.63%, 5/19/2055 (a)	449,000	432,171
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (c)	40,000	36,908
6.65%, 2/1/2033	1,474,000	1,532,739
AXIS Specialty Finance LLC 5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	142,000	135,868
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	524,000	329,130
3.85%, 3/15/2052	1,064,000	800,288
4.25%, 1/15/2049	500,000	409,870
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	100,000	97,996
3.85%, 12/22/2051	225,000	126,005
4.70%, 6/22/2047	1,074,000	728,483
5.63%, 5/15/2030 (a)	50,000	49,757
Brown & Brown, Inc.:
2.38%, 3/15/2031	100,000	88,087
4.20%, 3/17/2032	150,000	141,775
4.70%, 6/23/2028	265,000	265,806
4.90%, 6/23/2030 (a)	100,000	99,922
4.95%, 3/17/2052	25,000	20,846
5.25%, 6/23/2032	150,000	149,875
5.55%, 6/23/2035	51,000	50,940
Chubb INA Holdings LLC:
4.15%, 3/13/2043	100,000	84,040
4.90%, 8/15/2035	400,000	394,132
5.00%, 3/15/2034	87,000	87,532
Series 1, 6.50%, 5/15/2038	100,000	110,983
Cincinnati Financial Corp. 6.13%, 11/1/2034	261,000	274,327
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CNA Financial Corp.:
5.20%, 8/15/2035	$100,000	$97,878
5.50%, 6/15/2033	140,000	142,030
CNO Financial Group, Inc. 6.45%, 6/15/2034	100,000	103,062
Corebridge Financial, Inc.:
3.65%, 4/5/2027	125,000	123,885
3.90%, 4/5/2032	276,000	258,877
4.35%, 4/5/2042	100,000	82,316
5.75%, 1/15/2034 (a)	479,000	491,282
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	500,000	490,430
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	200,000	202,224
Enstar Group Ltd. 3.10%, 9/1/2031	1,400,000	1,236,564
Equitable Holdings, Inc.:
4.35%, 4/20/2028	200,000	199,456
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (a) (c)	819,000	824,766
Essent Group Ltd. 6.25%, 7/1/2029	100,000	103,366
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	147,000	124,191
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	600,000	568,458
6.50%, 6/4/2029	100,000	100,399
7.40%, 1/13/2028	400,000	407,380
Fairfax Financial Holdings Ltd.:
4.85%, 4/17/2028	97,000	97,519
5.75%, 5/20/2035	100,000	102,376
6.10%, 3/15/2055	350,000	341,992
6.35%, 3/22/2054	250,000	251,590
6.50%, 5/20/2055	250,000	256,832
Fidelity National Financial, Inc. 3.20%, 9/17/2051	100,000	61,147
First American Financial Corp.:
4.00%, 5/15/2030	100,000	95,479
5.45%, 9/30/2034	100,000	98,110
Globe Life, Inc.:
4.55%, 9/15/2028	140,000	139,772
5.85%, 9/15/2034	282,000	290,767
Hanover Insurance Group, Inc. 5.50%, 9/1/2035	45,000	44,640
Hartford Insurance Group, Inc.:
4.30%, 4/15/2043	209,000	175,713
6.10%, 10/1/2041	166,000	174,458
Horace Mann Educators Corp. 4.70%, 10/1/2030	100,000	98,511
Jackson Financial, Inc.:
4.00%, 11/23/2051	602,000	399,584
5.17%, 6/8/2027	100,000	100,610
Lincoln National Corp.:
3.80%, 3/1/2028 (a)	100,000	98,724
5.35%, 11/15/2035 (a)	400,000	389,544
Security Description	Principal Amount	Value
7.00%, 6/15/2040	$144,000	$156,372
Loews Corp. 4.94%, 4/1/2036	500,000	488,605
Manulife Financial Corp. 4.99%, 12/11/2035	155,000	151,638
Markel Group, Inc.:
3.50%, 11/1/2027	200,000	196,888
5.00%, 5/20/2049	150,000	128,465
6.00%, 5/16/2054	100,000	97,202
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	400,000	319,880
4.90%, 3/15/2049	600,000	529,020
4.95%, 3/15/2036	1,000,000	990,330
5.00%, 3/15/2035	20,000	19,922
5.40%, 3/15/2055	250,000	234,420
5.45%, 3/15/2054 (a)	450,000	423,486
5.70%, 9/15/2053 (a)	874,000	854,947
5.88%, 8/1/2033	100,000	106,316
MetLife, Inc.:
4.13%, 8/13/2042	1,364,000	1,122,408
4.72%, 12/15/2044	720,000	626,630
5.00%, 7/15/2052	100,000	88,320
5.88%, 2/6/2041	200,000	204,418
10.75%, 8/1/2069	1,032,000	1,334,448
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087 (a)	283,000	283,173
Old Republic International Corp. 3.85%, 6/11/2051	138,000	96,986
PartnerRe Finance B LLC:
3.70%, 7/2/2029	105,000	102,114
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	300,000	287,214
Principal Financial Group, Inc.:
4.30%, 11/15/2046 (a)	60,000	49,001
4.35%, 5/15/2043	5,000	4,178
5.38%, 3/15/2033	100,000	102,160
5.50%, 3/15/2053	690,000	642,928
Progressive Corp.:
4.13%, 4/15/2047	236,000	188,160
4.35%, 4/25/2044	220,000	185,339
4.60%, 3/26/2031	135,000	135,277
5.15%, 3/26/2036	225,000	225,553
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	529,000	480,142
3.94%, 12/7/2049	1,560,000	1,161,794
5.20%, 3/14/2035 (a)	43,000	43,325
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (a) (c)	242,000	246,809
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	1,665,000	1,724,257
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc. 3.15%, 6/15/2030	$200,000	$186,908
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	1,327,000	1,362,922
RLI Corp. 5.38%, 6/1/2036	250,000	240,780
Selective Insurance Group, Inc. 5.90%, 4/15/2035 (a)	100,000	103,068
SiriusPoint Ltd. 7.00%, 4/5/2029	347,000	361,737
Stewart Information Services Corp. 3.60%, 11/15/2031	110,000	97,312
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	873,000	1,053,737
Travelers Cos., Inc.:
4.00%, 5/30/2047	150,000	117,392
4.05%, 3/7/2048	1,009,000	796,777
4.10%, 3/4/2049	89,000	70,328
4.60%, 8/1/2043	314,000	277,589
5.05%, 7/24/2035	55,000	55,071
6.75%, 6/20/2036	261,000	294,646
Unum Group:
4.00%, 6/15/2029	160,000	156,883
4.13%, 6/15/2051	200,000	147,078
5.25%, 12/15/2035	85,000	83,025
Willis North America, Inc.:
3.88%, 9/15/2049	200,000	144,610
4.55%, 3/15/2031	175,000	172,669
5.05%, 9/15/2048	200,000	173,670
5.15%, 3/15/2036	130,000	126,812
5.35%, 5/15/2033	250,000	252,680
XL Group Ltd. 5.25%, 12/15/2043	200,000	184,272
		43,064,042
INTERNET — 3.0%
Airbnb, Inc.:
4.40%, 3/16/2029	75,000	74,896
4.65%, 3/16/2031	85,000	84,847
5.25%, 3/16/2036	105,000	104,910
Alibaba Group Holding Ltd.:
3.25%, 2/9/2061	300,000	191,256
3.40%, 12/6/2027 (a)	347,000	342,739
4.00%, 12/6/2037	800,000	724,968
4.40%, 12/6/2057 (a)	400,000	326,768
4.88%, 5/26/2030 (a)	438,000	447,553
5.63%, 11/26/2054 (a)	100,000	99,620
Alphabet, Inc.:
1.90%, 8/15/2040 (a)	643,000	428,823
2.25%, 8/15/2060 (a)	200,000	100,900
3.70%, 2/15/2029	165,000	163,586
3.88%, 11/15/2028	1,000,000	996,860
4.10%, 11/15/2030	355,000	352,465
4.10%, 2/15/2031	1,000,000	992,870
Security Description	Principal Amount	Value
4.38%, 11/15/2032	$295,000	$293,218
4.40%, 2/15/2033	140,000	138,207
4.70%, 11/15/2035	455,000	449,681
4.80%, 2/15/2036	1,000,000	995,270
5.25%, 5/15/2055	1,100,000	1,038,070
5.30%, 5/15/2065	614,000	565,647
5.35%, 11/15/2045	449,000	438,220
5.45%, 11/15/2055	1,000,000	967,250
5.50%, 2/15/2046	1,000,000	991,990
5.65%, 2/15/2056	1,000,000	996,020
5.70%, 11/15/2075	215,000	208,206
5.75%, 2/15/2066	1,000,000	990,220
Amazon.com, Inc.:
1.20%, 6/3/2027	832,000	805,534
1.50%, 6/3/2030	585,000	523,171
2.50%, 6/3/2050	453,000	263,673
3.10%, 5/12/2051	450,000	293,571
3.15%, 8/22/2027	2,300,000	2,272,262
3.25%, 5/12/2061	3,391,000	2,097,639
3.30%, 4/13/2027	250,000	248,228
3.60%, 4/13/2032	260,000	247,671
3.85%, 3/13/2028	700,000	697,151
3.90%, 11/20/2028	125,000	124,420
3.95%, 4/13/2052	100,000	76,606
4.00%, 3/13/2029	1,000,000	994,750
4.05%, 8/22/2047	666,000	531,868
4.10%, 11/20/2030	1,200,000	1,186,068
4.25%, 3/13/2031	1,700,000	1,687,063
4.25%, 8/22/2057	371,000	288,760
4.35%, 3/20/2033	369,000	362,144
4.55%, 12/1/2027	613,000	618,364
4.55%, 3/13/2033	1,500,000	1,485,495
4.65%, 11/20/2035	750,000	734,415
4.88%, 3/13/2036	2,500,000	2,476,700
5.45%, 11/20/2055	838,000	800,751
5.55%, 11/20/2065	570,000	537,367
5.65%, 3/13/2046	1,500,000	1,495,080
5.80%, 3/13/2056	750,000	748,170
5.95%, 3/13/2066	750,000	751,867
6.05%, 3/13/2076	600,000	596,346
AppLovin Corp.:
5.13%, 12/1/2029	1,063,000	1,068,230
5.50%, 12/1/2034 (a)	50,000	49,588
5.95%, 12/1/2054	100,000	90,901
Baidu, Inc.:
3.43%, 4/7/2030 (a)	800,000	771,424
4.38%, 3/29/2028	235,000	235,407
eBay, Inc.:
4.00%, 7/15/2042	798,000	640,347
4.25%, 3/6/2029	560,000	557,295
5.13%, 11/6/2035 (a)	800,000	789,024
Expedia Group, Inc.:
3.80%, 2/15/2028	428,000	422,329
5.40%, 2/15/2035 (a)	267,000	264,851
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Meta Platforms, Inc.:
3.50%, 8/15/2027	$1,500,000	$1,490,115
3.85%, 8/15/2032 (a)	933,000	889,933
4.20%, 11/15/2030	1,500,000	1,484,535
4.30%, 8/15/2029 (a)	200,000	200,678
4.55%, 8/15/2031 (a)	694,000	697,484
4.60%, 5/15/2028 (a)	400,000	404,376
4.60%, 11/15/2032	1,300,000	1,286,506
4.88%, 11/15/2035	625,000	613,006
4.95%, 5/15/2033 (a)	759,000	764,913
5.50%, 11/15/2045	1,000,000	946,970
5.55%, 8/15/2064	1,883,000	1,691,216
5.63%, 11/15/2055	625,000	585,437
5.75%, 5/15/2063	700,000	649,635
5.75%, 11/15/2065	1,000,000	927,440
Netflix, Inc.:
4.88%, 4/15/2028	530,000	536,863
4.90%, 8/15/2034	286,000	288,199
Tencent Music Entertainment Group 2.00%, 9/3/2030	900,000	811,881
Uber Technologies, Inc.:
4.80%, 9/15/2034	140,000	136,924
4.80%, 9/15/2035 (a)	155,000	150,533
5.35%, 9/15/2054 (a)	220,000	202,253
Weibo Corp. 3.38%, 7/8/2030 (a)	375,000	352,511
		56,450,998
INVESTMENT COMPANY SECURITIES — 1.2%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	50,000	49,396
5.70%, 1/23/2031 (b)	125,000	122,170
5.88%, 8/30/2030	200,000	196,760
6.55%, 3/15/2032	100,000	100,367
6.90%, 4/13/2029	600,000	613,950
ARES Capital Corp.:
2.88%, 6/15/2028	154,000	145,681
3.20%, 11/15/2031 (a)	450,000	389,943
5.10%, 1/15/2031	400,000	384,684
5.25%, 4/12/2031	175,000	169,180
5.80%, 3/8/2032 (a)	400,000	394,476
5.88%, 3/1/2029	800,000	805,840
5.95%, 7/15/2029	100,000	100,553
ARES Strategic Income Fund:
4.85%, 1/15/2029 (b)	280,000	271,466
5.15%, 1/15/2031 (b)	250,000	236,073
5.45%, 9/9/2028 (b)	105,000	103,894
5.55%, 4/15/2031 (b)	75,000	71,882
5.70%, 3/15/2028	500,000	499,575
5.80%, 9/9/2030 (b)	212,000	206,420
6.20%, 3/21/2032	250,000	245,125
6.35%, 8/15/2029 (a)	200,000	201,024
Bain Capital Specialty Finance, Inc.:
5.95%, 3/15/2030	100,000	96,799
Security Description	Principal Amount	Value
5.95%, 3/1/2031	$250,000	$239,237
Barings BDC, Inc.:
5.20%, 9/15/2028	150,000	146,588
7.00%, 2/15/2029 (a)	184,000	185,214
Barings Private Credit Corp.:
5.75%, 2/6/2029 (b)	65,000	63,565
6.15%, 6/11/2030 (b)	250,000	242,007
Blackstone Private Credit Fund:
5.05%, 9/10/2030 (a)	1,000,000	943,820
5.35%, 3/12/2031	250,000	237,570
5.60%, 11/22/2029	100,000	97,262
5.95%, 7/16/2029	250,000	246,345
6.00%, 1/29/2032	100,000	96,980
7.30%, 11/27/2028	606,000	619,683
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	277,000	257,682
5.13%, 1/31/2031 (a)	250,000	239,610
5.25%, 9/4/2029	250,000	245,022
5.35%, 4/13/2028	948,000	941,990
Blue Owl Capital Corp.:
3.13%, 4/13/2027	805,000	781,470
6.20%, 7/15/2030	300,000	295,938
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	340,000	328,287
6.60%, 9/15/2029	200,000	199,128
7.75%, 1/15/2029 (a)	177,000	180,892
7.95%, 6/13/2028	450,000	461,394
Blue Owl Technology Finance Corp.:
6.13%, 1/23/2031 (a)	387,000	364,450
6.75%, 4/4/2029 (a)	350,000	344,466
Capital Southwest Corp. 5.95%, 9/18/2030	155,000	152,111
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031	230,000	216,975
6.75%, 2/18/2030 (a)	189,000	187,431
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (a) (b)	250,000	238,072
7.20%, 6/15/2029	540,000	543,316
Goldman Sachs BDC, Inc.:
5.10%, 1/28/2029	125,000	121,491
5.65%, 9/9/2030 (a)	282,000	271,264
Goldman Sachs Private Credit Corp.:
5.05%, 2/23/2028 (b)	65,000	64,109
5.38%, 1/31/2029 (b)	125,000	122,876
6.25%, 5/6/2030 (b)	395,000	390,465
Golub Capital BDC, Inc.:
6.00%, 7/15/2029 (a)	439,000	437,714
7.05%, 12/5/2028	75,000	76,848
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (b)	600,000	592,044
5.60%, 4/15/2031 (b)	125,000	119,315
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 9/12/2029	$200,000	$196,638
5.88%, 5/1/2030	100,000	98,151
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031 (a)	300,000	305,304
6.38%, 7/1/2034	170,000	171,015
6.75%, 7/15/2035	215,000	220,627
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (b)	250,000	243,520
5.15%, 4/2/2029 (b)	75,000	72,877
5.30%, 6/5/2027 (b)	65,000	64,698
5.45%, 1/14/2028	300,000	297,732
5.45%, 11/15/2030 (b)	250,000	239,120
5.65%, 4/2/2031 (b)	125,000	119,918
5.85%, 6/5/2030 (b)	460,000	448,666
5.95%, 4/14/2032	200,000	193,286
6.75%, 1/30/2029	153,000	155,084
Main Street Capital Corp.:
6.50%, 6/4/2027	100,000	100,941
6.95%, 3/1/2029	56,000	57,621
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030	100,000	98,302
6.15%, 5/17/2029 (a)	100,000	101,030
MSD Investment Corp.:
6.13%, 2/5/2031 (a) (b)	125,000	121,153
6.25%, 5/31/2030	225,000	220,250
New Mountain Finance Corp.:
6.20%, 10/15/2027	107,000	106,622
6.88%, 2/1/2029 (a)	75,000	74,735
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (a) (b)	105,000	102,288
5.75%, 2/1/2030	100,000	95,942
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030	100,000	99,351
Oaktree Specialty Lending Corp.:
6.34%, 2/27/2030 (a)	50,000	48,737
7.10%, 2/15/2029	149,000	149,839
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a)	500,000	488,745
8.40%, 11/14/2028	200,000	209,910
Sixth Street Lending Partners 6.50%, 3/11/2029	380,000	385,176
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030 (a)	75,000	73,563
		22,058,730
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.55%, 11/29/2027	168,000	173,148
6.75%, 3/1/2041	799,000	849,976
7.00%, 10/15/2039	400,000	435,484
Security Description	Principal Amount	Value
Gerdau Trade, Inc. 5.75%, 6/9/2035	$400,000	$405,032
Nucor Corp.:
3.95%, 5/1/2028	1,056,000	1,048,883
4.40%, 5/1/2048	120,000	98,879
5.20%, 8/1/2043	65,000	61,882
Steel Dynamics, Inc.:
4.00%, 12/15/2028	125,000	123,761
5.25%, 5/15/2035 (a)	210,000	210,220
5.75%, 5/15/2055	100,000	96,296
Vale Overseas Ltd.:
3.75%, 7/8/2030	650,000	618,267
6.13%, 6/12/2033	1,276,000	1,326,134
6.40%, 6/28/2054 (a)	200,000	201,634
8.25%, 1/17/2034	433,000	505,389
		6,154,985
IT SERVICES — 0.7%
Accenture Capital, Inc.:
4.05%, 10/4/2029	545,000	541,005
4.25%, 10/4/2031	473,000	467,390
4.50%, 10/4/2034	350,000	338,551
Apple, Inc.:
4.20%, 5/12/2030 (a)	200,000	200,976
4.50%, 5/12/2032 (a)	1,633,000	1,655,470
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029	151,000	149,641
4.35%, 2/1/2030	100,000	98,958
4.50%, 2/15/2031	270,000	266,377
4.75%, 10/6/2032	454,000	447,376
5.10%, 2/15/2036 (a)	640,000	625,638
5.30%, 4/1/2032	790,000	802,466
5.40%, 4/15/2034 (a)	517,000	521,612
Gartner, Inc.:
4.95%, 3/20/2031	250,000	243,802
5.60%, 11/20/2035	100,000	94,654
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	106,000	109,191
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	90,000	89,490
4.15%, 9/15/2028	70,000	69,436
4.40%, 9/25/2027	74,000	73,895
4.40%, 10/15/2030	350,000	343,406
4.50%, 3/23/2028	125,000	125,013
4.55%, 10/15/2029	643,000	639,746
4.60%, 3/23/2029	90,000	89,870
4.85%, 10/15/2031 (a)	741,000	735,880
5.00%, 10/15/2034	754,000	729,382
5.25%, 4/1/2033	145,000	144,129
5.60%, 10/15/2054 (a)	400,000	357,952
IBM International Capital Pte. Ltd.:
4.75%, 2/5/2031 (a)	157,000	157,144
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 2/5/2034	$505,000	$498,319
5.30%, 2/5/2054	500,000	443,885
International Business Machines Corp.:
4.00%, 2/3/2029	225,000	222,680
4.30%, 2/3/2031	250,000	246,327
4.60%, 2/3/2033	175,000	171,672
4.65%, 2/10/2028	100,000	100,626
4.80%, 2/10/2030	90,000	90,939
4.95%, 2/3/2036	250,000	243,568
5.00%, 2/10/2032	175,000	176,463
5.70%, 2/10/2055 (a)	300,000	283,161
5.80%, 2/3/2056	145,000	138,724
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	405,000	375,945
Leidos, Inc.:
4.10%, 3/15/2029	40,000	39,575
5.00%, 3/15/2036 (a)	100,000	96,669
5.40%, 3/15/2032 (a)	161,000	163,966
NetApp, Inc. 5.50%, 3/17/2032	100,000	102,205
		13,513,174
LEISURE TIME — 0.2%
Brunswick Corp.:
2.40%, 8/18/2031	600,000	519,990
4.40%, 9/15/2032 (a)	449,000	423,151
5.85%, 3/18/2029 (a)	100,000	102,264
Polaris, Inc.:
5.60%, 3/1/2031	179,000	177,428
6.95%, 3/15/2029 (a)	763,000	799,662
Royal Caribbean Cruises Ltd.:
4.75%, 5/15/2033	250,000	241,383
5.25%, 2/27/2038	125,000	118,851
5.38%, 1/15/2036 (a)	335,000	329,245
7.50%, 10/15/2027	809,000	843,455
		3,555,429
LODGING — 0.3%
Choice Hotels International, Inc. 3.70%, 1/15/2031	510,000	478,365
Hyatt Hotels Corp.:
5.38%, 12/15/2031 (a)	400,000	405,556
5.40%, 12/15/2035 (a)	210,000	205,735
5.75%, 3/30/2032	200,000	205,404
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	250,000	229,727
4.20%, 7/15/2027	145,000	144,783
4.50%, 10/15/2031 (a)	500,000	494,110
4.50%, 5/1/2033	310,000	299,227
4.90%, 4/15/2029	194,000	196,183
5.00%, 10/15/2027	151,000	152,379
5.10%, 4/15/2032	431,000	437,913
5.10%, 5/1/2038	600,000	570,222
Security Description	Principal Amount	Value
5.25%, 10/15/2035 (a)	$435,000	$432,507
5.30%, 5/15/2034	418,000	421,741
5.50%, 4/15/2037	400,000	398,528
Sands China Ltd.:
2.85%, 3/8/2029	575,000	541,282
3.25%, 8/8/2031	100,000	90,191
5.40%, 8/8/2028	100,000	100,561
		5,804,414
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
Series MTN, 3.60%, 8/12/2027	730,000	726,277
3.70%, 1/10/2028	200,000	198,928
3.75%, 2/23/2029	200,000	197,486
3.95%, 11/14/2028	300,000	298,455
Series K, 4.10%, 8/15/2028	458,000	457,542
4.15%, 1/8/2031	300,000	297,138
4.40%, 10/15/2027	982,000	986,596
4.40%, 3/3/2028	300,000	301,515
4.60%, 11/15/2027	415,000	418,648
5.00%, 5/14/2027	730,000	737,220
Caterpillar, Inc.:
3.25%, 9/19/2049	300,000	208,401
4.30%, 5/15/2044	80,000	68,979
4.75%, 5/15/2064	120,000	103,596
5.20%, 5/15/2035 (a)	330,000	337,870
Eaton Capital ULC 4.45%, 5/9/2030	1,200,000	1,200,048
GE Vernova, Inc.:
4.25%, 2/4/2031	155,000	153,089
4.88%, 2/4/2036 (a)	90,000	89,192
5.50%, 2/4/2056	65,000	62,504
Oshkosh Corp. 3.10%, 3/1/2030	112,000	105,189
Vertiv Holdings Co.:
4.85%, 3/15/2036	85,000	82,643
5.65%, 3/15/2046	105,000	99,955
5.80%, 3/15/2056	180,000	172,863
5.95%, 3/15/2066	105,000	100,488
		7,404,622
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp. 5.80%, 3/21/2034	285,000	291,364
CNH Industrial Capital LLC:
4.38%, 3/7/2031	250,000	244,170
4.50%, 10/16/2030 (a)	500,000	493,925
5.50%, 1/12/2029	255,000	261,355
Deere & Co.:
5.45%, 1/16/2035 (a)	700,000	726,719
5.70%, 1/19/2055	525,000	534,875
Deere Funding Canada Corp. 4.15%, 10/9/2030	500,000	493,480
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Dover Corp. 5.38%, 3/1/2041	$145,000	$145,162
Flowserve Corp. 2.80%, 1/15/2032	60,000	52,957
Ingersoll Rand, Inc.:
5.20%, 6/15/2027	300,000	302,664
5.70%, 8/14/2033	605,000	628,359
5.70%, 6/15/2054	120,000	117,106
John Deere Capital Corp.:
Series MTN, 3.45%, 3/7/2029	215,000	210,921
Series I, 3.90%, 3/9/2029	200,000	198,522
Series MTN, 4.15%, 9/15/2027	100,000	100,179
Series I, 4.20%, 3/10/2031	105,000	103,959
Series MTN, 4.35%, 9/15/2032	250,000	247,833
Series MTN, 4.38%, 10/15/2030	785,000	783,697
4.50%, 1/16/2029	84,000	84,785
Series I, 4.55%, 6/5/2030 (a)	342,000	344,240
Series MTN, 4.75%, 1/20/2028	350,000	354,729
Series MTN, 4.85%, 6/11/2029	205,000	208,708
Series MTN, 4.90%, 6/11/2027	107,000	108,037
Series MTN, 4.90%, 3/7/2031	400,000	408,304
Series MTN, 4.95%, 7/14/2028	1,324,000	1,349,699
Series I, 5.15%, 9/8/2033 (a)	1,575,000	1,623,778
Nordson Corp.:
5.60%, 9/15/2028	316,000	323,116
5.80%, 9/15/2033	99,000	102,905
nVent Finance SARL:
2.75%, 11/15/2031	750,000	665,820
5.65%, 5/15/2033	232,000	238,278
Otis Worldwide Corp. 5.13%, 9/4/2035 (a)	310,000	309,030
Regal Rexnord Corp.:
6.05%, 4/15/2028	300,000	307,704
6.30%, 2/15/2030	300,000	314,379
6.40%, 4/15/2033	1,250,000	1,320,225
Rockwell Automation, Inc. 3.50%, 3/1/2029	80,000	78,467
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	103,000	103,285
4.90%, 5/29/2030	593,000	599,221
5.50%, 5/29/2035	790,000	807,641
Xylem, Inc. 4.38%, 11/1/2046	200,000	165,810
		15,755,408
Security Description	Principal Amount	Value
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 3/1/2042	$400,000	$273,616
3.75%, 2/15/2028	820,000	805,593
3.90%, 6/1/2052	300,000	190,821
3.95%, 6/30/2062	300,000	176,598
4.40%, 12/1/2061	298,000	191,787
4.80%, 3/1/2050	700,000	519,169
5.05%, 3/30/2029	200,000	201,002
5.13%, 7/1/2049	430,000	329,982
5.38%, 4/1/2038	480,000	430,632
5.38%, 5/1/2047	1,007,000	810,041
5.50%, 4/1/2063	1,000,000	771,830
5.85%, 12/1/2035	300,000	294,828
6.10%, 6/1/2029	400,000	414,276
6.38%, 10/23/2035	444,000	451,992
6.48%, 10/23/2045	977,000	899,924
6.65%, 2/1/2034	621,000	647,529
6.70%, 12/1/2055 (a)	125,000	119,501
6.83%, 10/23/2055	737,000	700,003
Comcast Corp.:
1.95%, 1/15/2031	235,000	208,544
2.45%, 8/15/2052 (a)	150,000	77,971
2.65%, 2/1/2030	350,000	327,792
2.65%, 8/15/2062	200,000	98,522
2.89%, 11/1/2051	1,720,000	994,143
2.94%, 11/1/2056	1,500,000	832,800
2.99%, 11/1/2063	500,000	265,180
3.30%, 4/1/2027	200,000	197,978
3.40%, 7/15/2046	300,000	204,567
3.45%, 2/1/2050	812,000	531,771
3.55%, 5/1/2028	400,000	394,232
3.75%, 4/1/2040	508,000	411,455
3.97%, 11/1/2047	1,141,000	840,107
4.00%, 3/1/2048	200,000	147,180
4.00%, 11/1/2049	500,000	362,625
4.15%, 10/15/2028	524,000	521,941
4.55%, 1/15/2029	403,000	406,079
4.60%, 10/15/2038 (a)	250,000	228,505
4.70%, 10/15/2048	551,000	450,470
4.80%, 5/15/2033 (a)	287,000	285,691
4.95%, 5/15/2032	1,110,000	1,121,033
5.30%, 6/1/2034 (a)	648,000	657,584
5.35%, 5/15/2053	1,120,000	988,949
5.50%, 11/15/2032 (a)	650,000	675,837
5.50%, 5/15/2064	569,000	503,115
5.65%, 6/1/2054 (a)	742,000	684,488
6.05%, 5/15/2055 (a)	1,200,000	1,188,012
6.50%, 11/15/2035 (a)	100,000	109,382
Fox Corp.:
4.71%, 1/25/2029	299,000	299,924
6.50%, 10/13/2033	1,407,000	1,509,176
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
NBCUniversal Media LLC:
5.95%, 4/1/2041	$527,000	$529,793
6.40%, 4/30/2040	400,000	424,940
TCI Communications, Inc. 7.13%, 2/15/2028	540,000	566,968
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	250,000	283,285
Time Warner Cable LLC:
4.50%, 9/15/2042	492,000	369,000
5.50%, 9/1/2041	600,000	516,336
5.88%, 11/15/2040	388,000	350,418
6.55%, 5/1/2037	600,000	604,860
6.75%, 6/15/2039	350,000	347,270
7.30%, 7/1/2038	575,000	601,335
TWDC Enterprises 18 Corp.:
Series GMTN, 4.13%, 6/1/2044	250,000	205,200
Series B, 7.00%, 3/1/2032	512,000	573,476
Walt Disney Co.:
2.20%, 1/13/2028 (a)	300,000	290,712
2.65%, 1/13/2031	522,000	484,442
2.75%, 9/1/2049	677,000	419,808
3.60%, 1/13/2051	350,000	253,253
3.75%, 3/14/2029	740,000	731,379
3.80%, 5/13/2060	250,000	177,815
4.00%, 3/14/2031	1,000,000	984,200
4.63%, 3/14/2036 (a)	1,000,000	972,480
4.75%, 9/15/2044	500,000	445,490
6.55%, 3/15/2033	400,000	444,964
		34,331,601
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 4.38%, 6/15/2045	825,000	703,238
Timken Co. 4.13%, 4/1/2032	850,000	802,468
		1,505,706
MINING — 0.8%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	200,000	193,492
3.75%, 10/1/2030	600,000	575,892
Barrick North America Finance LLC 5.70%, 5/30/2041	634,000	634,171
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,050,000	1,059,796
5.00%, 2/21/2030	620,000	631,743
5.00%, 2/15/2036 (a)	210,000	209,893
5.00%, 9/30/2043	461,000	429,085
5.13%, 2/21/2032	485,000	494,613
5.25%, 9/8/2030	165,000	169,777
5.25%, 9/8/2033	1,053,000	1,075,734
5.75%, 9/5/2055	310,000	309,854
Security Description	Principal Amount	Value
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030 (a)	$190,000	$186,445
4.38%, 8/1/2028	50,000	49,702
5.40%, 11/14/2034	300,000	304,524
5.45%, 3/15/2043	650,000	615,231
Newmont Corp. 5.45%, 6/9/2044	931,000	898,536
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	1,136,000	1,168,603
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	1,510,000	1,620,955
7.25%, 3/15/2031	100,000	111,670
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	103,000	61,953
7.13%, 7/15/2028	212,000	224,985
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	114,000	96,045
4.50%, 3/14/2028	953,000	957,813
5.00%, 3/14/2032	300,000	305,994
5.00%, 3/9/2033 (a)	356,000	361,746
5.13%, 3/9/2053	400,000	364,700
5.88%, 3/14/2065	275,000	273,619
Southern Copper Corp.:
5.25%, 11/8/2042	142,000	130,463
6.75%, 4/16/2040	912,000	989,128
7.50%, 7/27/2035	600,000	684,588
		15,190,750
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
3.05%, 4/15/2030	685,000	649,106
Series MTN, 3.13%, 9/19/2046	25,000	16,825
3.25%, 8/26/2049	165,000	110,118
Series MTN, 3.63%, 10/15/2047	597,000	433,016
3.70%, 4/15/2050	761,000	549,731
4.80%, 3/15/2030	700,000	707,000
5.15%, 3/15/2035	300,000	302,466
Eaton Corp.:
3.10%, 9/15/2027	49,000	48,308
3.85%, 3/6/2028	500,000	496,540
3.92%, 9/15/2047	205,000	161,790
3.95%, 3/6/2029	250,000	247,495
4.15%, 11/2/2042	100,000	85,469
4.20%, 3/6/2031	240,000	236,637
4.50%, 3/6/2033	200,000	197,188
4.80%, 3/6/2036	200,000	197,462
5.45%, 3/6/2056	200,000	193,296
Illinois Tool Works, Inc. 3.90%, 9/1/2042	200,000	166,686
Parker-Hannifin Corp.:
3.25%, 6/14/2029	44,000	42,649
4.10%, 3/1/2047 (b)	1,100,000	886,391
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.45%, 11/21/2044	$543,000	$468,821
Pentair Finance SARL:
4.50%, 7/1/2029	65,000	64,631
5.90%, 7/15/2032 (a)	250,000	261,647
Teledyne Technologies, Inc. 2.75%, 4/1/2031	153,000	139,905
Textron, Inc.:
3.38%, 3/1/2028	115,000	112,920
4.95%, 3/15/2036	210,000	204,332
6.10%, 11/15/2033	727,000	766,745
		7,747,174
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	629,000	598,896
3.28%, 12/1/2028	800,000	768,144
		1,367,040
OIL & GAS — 3.7%
Antero Resources Corp. 5.40%, 2/1/2036	290,000	285,546
APA Corp.:
4.75%, 4/15/2043	44,000	35,219
6.10%, 2/15/2035	115,000	118,044
6.75%, 2/15/2055	100,000	100,471
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	394,000	356,306
2.77%, 11/10/2050	100,000	61,350
2.94%, 6/4/2051	100,000	63,006
3.00%, 2/24/2050	200,000	128,868
3.00%, 3/17/2052	275,000	174,105
3.06%, 6/17/2041	865,000	651,553
3.38%, 2/8/2061	559,000	361,192
3.59%, 4/14/2027	150,000	149,087
3.63%, 4/6/2030	126,000	122,662
4.23%, 11/6/2028	250,000	250,085
4.70%, 4/10/2029	343,000	346,938
4.81%, 2/13/2033	1,034,000	1,037,319
4.89%, 9/11/2033	1,194,000	1,201,486
4.97%, 10/17/2029	195,000	199,048
4.99%, 4/10/2034	556,000	559,992
5.02%, 11/17/2027	1,000,000	1,013,670
5.23%, 11/17/2034 (a)	350,000	357,017
BP Capital Markets PLC 3.72%, 11/28/2028	100,000	98,472
Burlington Resources LLC 5.95%, 10/15/2036	1,732,000	1,845,117
Canadian Natural Resources Ltd.:
5.00%, 12/15/2029	315,000	319,958
6.25%, 3/15/2038	292,000	307,184
6.50%, 2/15/2037	324,000	346,000
6.75%, 2/1/2039	1,094,000	1,189,276
Security Description	Principal Amount	Value
Cenovus Energy, Inc.:
4.65%, 3/20/2031	$700,000	$695,324
5.25%, 6/15/2037	100,000	96,688
5.40%, 3/20/2036	175,000	174,001
5.40%, 6/15/2047	243,000	219,738
Chevron Corp.:
2.24%, 5/11/2030	995,000	918,783
3.08%, 5/11/2050 (a)	100,000	67,299
Chevron USA, Inc.:
3.95%, 8/13/2027	200,000	200,024
4.30%, 10/15/2030 (a)	1,400,000	1,403,206
4.48%, 2/26/2028 (a)	400,000	403,220
4.69%, 4/15/2030	700,000	710,955
4.82%, 4/15/2032	200,000	204,022
ConocoPhillips Co.:
4.70%, 1/15/2030	400,000	403,684
5.30%, 5/15/2053	200,000	185,018
5.65%, 1/15/2065	605,000	576,547
5.70%, 9/15/2063	1,500,000	1,443,855
Continental Resources, Inc.:
4.38%, 1/15/2028	1,027,000	1,019,215
4.90%, 6/1/2044	375,000	296,261
Coterra Energy, Inc.:
5.40%, 2/15/2035	100,000	100,363
5.60%, 3/15/2034	500,000	511,650
5.90%, 2/15/2055	453,000	432,013
Devon Energy Corp.:
4.75%, 5/15/2042	868,000	761,844
5.00%, 6/15/2045	990,000	868,121
5.20%, 9/15/2034 (a)	400,000	400,832
5.60%, 7/15/2041	240,000	232,294
Diamondback Energy, Inc.:
5.40%, 4/18/2034	1,000,000	1,015,730
5.75%, 4/18/2054 (a)	350,000	331,433
5.90%, 4/18/2064	801,000	760,734
6.25%, 3/15/2033	600,000	640,662
EOG Resources, Inc.:
4.40%, 7/15/2028	85,000	85,258
4.40%, 1/15/2031	580,000	575,870
4.95%, 4/15/2050	400,000	353,276
5.00%, 7/15/2032	320,000	324,218
5.35%, 1/15/2036	180,000	182,635
5.95%, 7/15/2055	540,000	547,862
EQT Corp.:
4.75%, 1/15/2031	900,000	896,031
5.75%, 2/1/2034	300,000	309,303
Expand Energy Corp. 5.38%, 3/15/2030	311,000	313,721
Exxon Mobil Corp.:
3.00%, 8/16/2039	200,000	158,784
3.10%, 8/16/2049	940,000	633,786
3.45%, 4/15/2051	400,000	284,836
3.48%, 3/19/2030	741,000	721,023
3.57%, 3/6/2045 (a)	500,000	386,350
4.11%, 3/1/2046	600,000	494,508
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.23%, 3/19/2040	$1,000,000	$905,670
4.33%, 3/19/2050	874,000	726,373
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	1,200,000	1,071,732
4.65%, 12/1/2027	66,000	66,041
4.85%, 12/1/2029 (a)	279,000	279,427
Hess Corp.:
5.60%, 2/15/2041	800,000	814,488
5.80%, 4/1/2047 (a)	509,000	513,067
7.88%, 10/1/2029	1,128,000	1,259,886
HF Sinclair Corp.:
5.50%, 9/1/2032	195,000	195,566
5.75%, 1/15/2031	494,000	505,085
6.25%, 1/15/2035 (a)	1,000,000	1,031,890
Marathon Oil Corp. 4.40%, 7/15/2027	10,000	9,970
Marathon Petroleum Corp.:
4.50%, 4/1/2048	692,000	547,690
4.75%, 9/15/2044	100,000	85,113
5.70%, 3/1/2035	220,000	225,716
6.50%, 3/1/2041	453,000	482,305
Occidental Petroleum Corp.:
4.20%, 3/15/2048	127,000	94,813
4.40%, 4/15/2046	450,000	355,464
6.05%, 10/1/2054	500,000	485,685
6.20%, 3/15/2040	285,000	290,654
6.45%, 9/15/2036	600,000	640,530
6.60%, 3/15/2046	700,000	723,800
7.95%, 6/15/2039	520,000	607,214
8.88%, 7/15/2030	600,000	683,268
Ovintiv, Inc.:
5.65%, 5/15/2028	120,000	123,193
6.25%, 7/15/2033	135,000	142,478
6.50%, 8/15/2034	100,000	106,659
6.50%, 2/1/2038	181,000	189,921
7.10%, 7/15/2053	240,000	259,553
7.20%, 11/1/2031	250,000	274,910
7.38%, 11/1/2031	418,000	462,630
8.13%, 9/15/2030	318,000	357,588
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	767,000	751,576
5.15%, 11/15/2029 (a)	118,000	118,234
7.15%, 10/1/2033	200,000	214,834
Phillips 66 Co.:
2.15%, 12/15/2030	600,000	537,834
3.90%, 3/15/2028	250,000	247,945
4.68%, 2/15/2045	300,000	252,477
5.30%, 6/30/2033	50,000	50,886
5.50%, 3/15/2055	603,000	552,432
5.65%, 6/15/2054 (a)	1,500,000	1,396,140
5.88%, 5/1/2042	50,000	50,055
Series A, 5 yr. CMT + 2.28%, 5.88%, 3/15/2056 (c)	103,000	101,436
Security Description	Principal Amount	Value
Series B, 5 yr. CMT + 2.17%, 6.20%, 3/15/2056 (a) (c)	$853,000	$849,528
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	800,000	720,184
2.15%, 1/15/2031	754,000	679,716
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	180,000	168,887
2.75%, 4/6/2030	640,000	602,458
3.75%, 9/12/2046	200,000	152,852
3.88%, 11/13/2028 (b)	200,000	198,458
4.00%, 5/10/2046	1,860,000	1,478,495
4.13%, 11/6/2030	90,000	89,133
4.38%, 5/11/2045	1,599,000	1,359,198
4.55%, 8/12/2043	1,200,000	1,056,480
4.75%, 1/6/2036	250,000	245,643
Shell International Finance BV:
2.88%, 11/26/2041	200,000	145,264
3.63%, 8/21/2042	377,000	296,676
Suncor Energy, Inc.:
3.75%, 3/4/2051	25,000	17,600
4.00%, 11/15/2047	282,000	212,659
6.80%, 5/15/2038	57,000	62,231
6.85%, 6/1/2039	300,000	328,248
7.15%, 2/1/2032	300,000	332,274
TotalEnergies Capital International SA:
2.99%, 6/29/2041	1,000,000	744,380
3.46%, 2/19/2029	200,000	196,500
3.46%, 7/12/2049	269,000	189,828
TotalEnergies Capital SA:
3.88%, 10/11/2028	170,000	169,590
5.28%, 9/10/2054	250,000	232,680
5.43%, 9/10/2064	1,332,000	1,238,147
5.49%, 4/5/2054	645,000	619,077
5.64%, 4/5/2064	446,000	428,704
TotalEnergies Capital USA LLC:
4.25%, 1/13/2031	1,100,000	1,090,232
4.57%, 1/13/2033	300,000	296,955
4.86%, 1/13/2036	210,000	206,724
Valero Energy Corp.:
4.00%, 6/1/2052	110,000	79,899
5.15%, 2/15/2030	245,000	250,194
5.15%, 3/10/2036	500,000	493,115
6.63%, 6/15/2037	1,200,000	1,312,548
7.50%, 4/15/2032	265,000	300,049
Viper Energy Partners LLC:
4.90%, 8/1/2030	163,000	163,261
5.70%, 8/1/2035	200,000	201,678
Woodside Finance Ltd.:
5.40%, 5/19/2030	505,000	515,610
5.70%, 5/19/2032	300,000	311,148
5.70%, 9/12/2054	435,000	407,908
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 5/19/2035 (a)	$390,000	$406,087
		70,662,474
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	1,347,000	1,328,209
4.05%, 3/11/2029 (a)	125,000	124,269
4.08%, 12/15/2047	703,000	550,653
4.35%, 6/15/2031	250,000	246,782
4.49%, 5/1/2030	519,000	519,690
4.65%, 6/15/2033 (a)	250,000	246,120
5.00%, 6/15/2036	500,000	490,740
5.85%, 6/15/2056	500,000	488,780
Halliburton Co.:
4.75%, 8/1/2043	540,000	472,063
4.85%, 11/15/2035 (a)	225,000	218,821
5.00%, 11/15/2045 (a)	1,870,000	1,657,905
NOV, Inc.:
3.60%, 12/1/2029 (a)	324,000	313,162
3.95%, 12/1/2042	330,000	259,334
		6,916,528
PACKAGING & CONTAINERS — 0.3%
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (a)	100,000	90,155
4.25%, 3/8/2029	325,000	322,013
5.10%, 3/17/2030	124,000	125,307
5.13%, 3/12/2036	290,000	281,779
5.50%, 3/17/2035 (a)	90,000	91,112
AptarGroup, Inc.:
3.60%, 3/15/2032	62,000	57,569
4.75%, 3/30/2031	125,000	124,078
Berry Global, Inc. 5.50%, 4/15/2028	910,000	927,417
Packaging Corp. of America 5.70%, 12/1/2033	280,000	290,427
Smurfit Westrock Financing DAC 5.19%, 1/15/2036	1,000,000	982,970
Sonoco Products Co.:
2.85%, 2/1/2032 (a)	100,000	89,503
3.13%, 5/1/2030	100,000	94,029
4.60%, 9/1/2029	50,000	49,876
WestRock MWV LLC 7.95%, 2/15/2031	100,000	113,329
WRKCo, Inc. 3.90%, 6/1/2028	1,005,000	992,709
		4,632,273
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
3.20%, 11/21/2029	578,000	556,417
3.78%, 3/3/2028	400,000	397,236
4.05%, 11/21/2039	766,000	672,249
Security Description	Principal Amount	Value
4.13%, 3/15/2031	$180,000	$177,406
4.25%, 11/14/2028	609,000	610,608
4.25%, 11/21/2049	941,000	763,104
4.40%, 3/15/2033	125,000	122,545
4.40%, 11/6/2042	536,000	470,394
4.45%, 5/14/2046	560,000	480,049
4.63%, 10/1/2042	500,000	448,935
4.65%, 3/15/2028	750,000	756,847
4.70%, 5/14/2045	1,075,000	958,051
4.75%, 3/15/2036	125,000	122,415
4.80%, 3/15/2029	500,000	508,060
4.85%, 6/15/2044	432,000	392,908
4.88%, 3/15/2030	350,000	356,843
4.88%, 11/14/2048	800,000	717,096
5.05%, 3/15/2034	1,200,000	1,218,072
5.40%, 3/15/2054	711,000	678,699
5.50%, 3/15/2064	545,000	519,336
5.55%, 3/15/2056	40,000	39,114
5.60%, 3/15/2055	200,000	196,416
5.65%, 3/15/2066	105,000	102,209
Astrazeneca Finance LLC:
1.75%, 5/28/2028	712,000	677,482
2.25%, 5/28/2031	508,000	457,180
4.00%, 3/2/2031	415,000	407,841
4.30%, 3/2/2033	500,000	489,940
4.60%, 3/2/2036	355,000	347,865
4.85%, 2/26/2029	280,000	284,603
4.88%, 3/3/2028	200,000	203,232
AstraZeneca PLC:
1.38%, 8/6/2030	100,000	88,265
3.13%, 6/12/2027	100,000	99,032
4.00%, 1/17/2029	389,000	387,689
4.38%, 11/16/2045	150,000	129,399
6.45%, 9/15/2037	620,000	692,800
Becton Dickinson & Co.:
2.82%, 5/20/2030	515,000	480,443
3.70%, 6/6/2027	275,000	272,729
4.30%, 8/22/2032	105,000	101,917
4.87%, 2/8/2029	249,000	251,629
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030 (a)	100,000	87,973
2.95%, 3/15/2032	500,000	457,945
3.40%, 7/26/2029	555,000	540,176
4.13%, 6/15/2039	400,000	355,912
4.35%, 11/15/2047	350,000	288,330
4.55%, 2/20/2048	1,327,000	1,121,846
4.90%, 2/22/2029	109,000	111,314
5.20%, 2/22/2034 (a)	1,116,000	1,143,309
5.55%, 2/22/2054	960,000	924,221
5.75%, 2/1/2031	1,177,000	1,242,477
5.90%, 11/15/2033	1,600,000	1,716,160
Cardinal Health, Inc.:
4.50%, 9/15/2030	200,000	198,958
4.50%, 11/15/2044	804,000	673,221
4.90%, 9/15/2045	80,000	70,352
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 2/15/2034	$104,000	$106,244
Cencora, Inc.:
2.70%, 3/15/2031	680,000	620,092
3.45%, 12/15/2027	62,000	61,076
3.95%, 2/13/2029	75,000	73,955
4.25%, 11/15/2030	125,000	122,711
4.60%, 2/13/2033	250,000	245,638
4.90%, 2/13/2036	250,000	244,800
5.13%, 2/15/2034	200,000	201,570
5.65%, 2/13/2056	100,000	97,549
CVS Health Corp.:
1.30%, 8/21/2027	231,000	221,284
1.75%, 8/21/2030	25,000	22,059
1.88%, 2/28/2031 (a)	684,000	597,495
2.13%, 9/15/2031	100,000	86,711
3.75%, 4/1/2030	560,000	541,369
4.25%, 4/1/2050	117,000	88,571
4.30%, 3/25/2028	1,077,000	1,073,381
4.78%, 3/25/2038	256,000	235,814
5.00%, 1/30/2029	1,000,000	1,012,380
5.00%, 9/15/2032	105,000	105,028
5.05%, 3/25/2048	1,380,000	1,183,709
5.13%, 2/21/2030	500,000	507,135
5.13%, 7/20/2045	756,000	665,068
5.25%, 2/21/2033	275,000	278,020
5.30%, 6/1/2033 (a)	554,000	558,615
5.45%, 9/15/2035	535,000	536,803
5.55%, 6/1/2031 (a)	227,000	233,985
5.70%, 6/1/2034	100,000	102,717
5.88%, 6/1/2053	100,000	94,664
6.00%, 6/1/2044	3,100,000	3,043,487
6.20%, 9/15/2055	418,000	413,473
6.25%, 9/15/2065	200,000	195,642
Eli Lilly & Co.:
4.00%, 10/15/2028	1,520,000	1,517,188
4.15%, 8/14/2027	153,000	153,219
4.25%, 3/15/2031 (a)	800,000	796,328
4.55%, 2/12/2028	974,000	981,997
4.55%, 10/15/2032	180,000	180,047
4.70%, 2/9/2034	1,687,000	1,683,677
4.75%, 2/12/2030 (a)	270,000	274,849
4.90%, 2/12/2032	75,000	76,633
4.90%, 10/15/2035	590,000	590,100
4.95%, 2/27/2063	128,000	112,224
5.10%, 2/9/2064	650,000	583,947
5.20%, 8/14/2064	740,000	674,732
5.50%, 2/12/2055	500,000	489,270
5.55%, 10/15/2055 (a)	265,000	261,107
5.60%, 2/12/2065	100,000	97,857
5.65%, 10/15/2065	200,000	196,516
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	978,000	972,787
5.38%, 4/15/2034	100,000	104,055
6.38%, 5/15/2038	1,000,000	1,106,520
Security Description	Principal Amount	Value
Johnson & Johnson:
2.10%, 9/1/2040 (a)	$760,000	$530,609
2.90%, 1/15/2028	100,000	98,356
3.40%, 1/15/2038	960,000	832,550
3.63%, 3/3/2037	415,000	372,608
3.70%, 3/1/2046	315,000	250,217
3.75%, 3/3/2047	927,000	731,357
4.70%, 3/1/2030 (a)	41,000	41,903
4.85%, 3/1/2032	1,010,000	1,038,997
4.90%, 6/1/2031	493,000	509,382
4.95%, 5/15/2033 (a)	1,068,000	1,111,927
6.95%, 9/1/2029	1,250,000	1,368,312
McKesson Corp.:
3.95%, 2/16/2028	270,000	268,445
4.65%, 5/30/2030	200,000	201,210
4.90%, 7/15/2028	86,000	87,232
4.95%, 5/30/2032	250,000	253,735
5.25%, 5/30/2035	180,000	183,343
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	100,000	86,438
Merck & Co., Inc.:
1.45%, 6/24/2030	887,000	790,379
1.70%, 6/10/2027	1,306,000	1,272,370
2.35%, 6/24/2040	100,000	70,927
3.40%, 3/7/2029	95,000	93,053
3.85%, 9/15/2027	250,000	249,643
3.85%, 3/15/2029	504,000	500,286
4.00%, 3/7/2049	405,000	316,787
4.15%, 9/15/2030	145,000	144,118
4.15%, 3/15/2031	600,000	593,274
4.45%, 12/4/2032	550,000	546,155
4.50%, 5/17/2033 (a)	289,000	288,000
4.55%, 9/15/2032	250,000	250,840
4.75%, 12/4/2035	395,000	387,669
4.95%, 9/15/2035	90,000	90,166
5.15%, 5/17/2063	2,663,000	2,386,874
5.55%, 12/4/2055	700,000	679,385
5.70%, 9/15/2055	357,000	354,437
5.70%, 12/4/2065	250,000	243,110
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	189,000	198,055
Mylan, Inc. 5.20%, 4/15/2048	320,000	253,418
Novartis Capital Corp.:
2.20%, 8/14/2030	1,067,000	977,297
3.10%, 5/17/2027 (a)	231,000	228,787
3.80%, 9/18/2029	400,000	394,676
3.90%, 11/5/2028	130,000	129,329
4.00%, 9/18/2031 (a)	489,000	481,963
4.10%, 3/16/2029	155,000	154,845
4.10%, 11/5/2030	600,000	593,106
4.30%, 11/5/2032	350,000	344,925
4.40%, 3/18/2031 (a)	220,000	219,978
4.60%, 3/18/2033	140,000	139,416
4.60%, 11/5/2035	500,000	489,955
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 3/18/2036	$250,000	$249,383
5.20%, 11/5/2045	750,000	717,450
5.30%, 11/5/2055 (a)	500,000	478,245
5.60%, 3/18/2046	250,000	250,410
5.70%, 3/18/2056	295,000	296,882
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,107,000	1,113,277
4.65%, 5/19/2030	2,460,000	2,477,220
4.75%, 5/19/2033 (a)	1,011,000	1,007,219
5.11%, 5/19/2043	700,000	660,611
5.30%, 5/19/2053	1,900,000	1,764,587
5.34%, 5/19/2063	2,014,000	1,827,745
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	450,000	404,626
1.75%, 8/18/2031	100,000	87,294
2.63%, 4/1/2030	200,000	187,138
4.13%, 12/15/2046	541,000	435,581
4.20%, 11/15/2030	100,000	99,198
4.50%, 11/15/2032	274,000	271,600
4.88%, 11/15/2035	300,000	297,297
5.70%, 11/15/2065	250,000	241,338
7.20%, 3/15/2039	857,000	1,001,542
Pharmacia LLC 6.60%, 12/1/2028	520,000	550,420
Sanofi SA:
3.80%, 11/3/2028	580,000	575,360
4.20%, 11/3/2032	400,000	392,772
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	755,000	686,068
3.03%, 7/9/2040	283,000	213,088
3.18%, 7/9/2050	100,000	65,621
3.38%, 7/9/2060 (a)	122,000	76,446
5.00%, 11/26/2028	130,000	131,689
5.30%, 7/5/2034	200,000	202,318
5.65%, 7/5/2044	200,000	195,900
5.65%, 7/5/2054	200,000	191,794
5.80%, 7/5/2064 (a)	400,000	385,392
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	215,000	214,877
5.90%, 7/7/2055 (a)	215,000	213,934
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	315,000	253,090
Viatris, Inc.:
2.30%, 6/22/2027	501,000	485,995
2.70%, 6/22/2030	100,000	90,591
3.85%, 6/22/2040	648,000	491,923
4.00%, 6/22/2050	1,511,000	989,327
Wyeth LLC 5.95%, 4/1/2037	325,000	344,386
Zoetis, Inc.:
2.00%, 5/15/2030 (a)	493,000	448,038
4.15%, 8/17/2028	210,000	209,324
Security Description	Principal Amount	Value
5.00%, 8/17/2035	$267,000	$264,784
		93,364,971
PIPELINES — 3.9%
Boardwalk Pipelines LP:
3.60%, 9/1/2032	50,000	46,072
5.38%, 2/15/2036	355,000	349,355
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	346,000	347,900
Cheniere Energy Partners LP:
3.25%, 1/31/2032	200,000	182,128
4.00%, 3/1/2031	421,000	404,198
4.50%, 10/1/2029	620,000	616,268
5.75%, 8/15/2034	197,000	203,105
5.95%, 6/30/2033	828,000	868,456
Cheniere Energy, Inc.:
5.20%, 7/30/2036 (a) (b)	320,000	316,467
5.65%, 4/15/2034	350,000	360,622
6.00%, 7/30/2056 (b)	335,000	333,526
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	633,000	618,270
DCP Midstream Operating LP 3.25%, 2/15/2032	100,000	91,023
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	400,000	378,948
Enbridge Energy Partners LP 7.38%, 10/15/2045	1,250,000	1,428,425
Enbridge, Inc.:
4.20%, 11/20/2028	105,000	104,247
4.50%, 2/15/2031	275,000	272,066
4.60%, 6/20/2028	900,000	902,574
4.85%, 3/27/2031	350,000	351,337
4.90%, 6/20/2030	110,000	111,163
5.20%, 11/20/2035	490,000	487,761
5.25%, 4/5/2027	100,000	100,818
5.45%, 3/27/2036	350,000	353,321
5.55%, 6/20/2035	800,000	817,544
5.70%, 3/8/2033	500,000	518,245
6.70%, 11/15/2053	538,000	584,747
Energy Transfer LP:
3.75%, 5/15/2030	540,000	522,040
4.20%, 4/15/2027	150,000	149,697
4.55%, 1/15/2031	290,000	287,361
4.95%, 6/15/2028	100,000	101,054
5.15%, 2/1/2043	355,000	314,026
5.15%, 3/15/2045	385,000	335,770
5.30%, 4/1/2044	625,000	560,081
5.35%, 1/15/2036	300,000	298,080
5.35%, 5/15/2045	47,000	41,974
5.40%, 10/1/2047	250,000	222,213
5.50%, 6/1/2027	275,000	277,599
5.55%, 5/15/2034	681,000	692,815
5.75%, 2/15/2033	350,000	363,989
5.95%, 5/15/2054	317,000	297,543
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 6/15/2048	$447,000	$429,634
6.05%, 9/1/2054	456,000	434,294
6.10%, 2/15/2042	335,000	331,707
6.13%, 12/15/2045	500,000	488,765
6.20%, 4/1/2055	800,000	776,656
6.25%, 4/15/2049	917,000	899,265
6.30%, 1/15/2056	465,000	458,671
6.50%, 2/1/2042	303,000	315,365
6.55%, 12/1/2033	1,822,000	1,967,523
Enterprise Products Operating LLC:
3.70%, 1/31/2051	100,000	72,279
3.95%, 1/31/2060	300,000	216,126
4.20%, 1/31/2050	1,000,000	793,880
4.25%, 2/15/2048	750,000	604,237
4.30%, 6/20/2028	100,000	100,120
4.60%, 1/15/2031	600,000	601,236
4.85%, 1/31/2034	425,000	424,265
4.85%, 3/15/2044	424,000	382,685
4.90%, 5/15/2046	250,000	223,187
5.10%, 2/15/2045	500,000	462,340
5.20%, 1/15/2036	633,000	636,387
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (a) (c)	1,102,000	1,092,192
5.55%, 2/16/2055 (a)	600,000	576,978
Series D, 6.88%, 3/1/2033	1,089,000	1,222,032
Kinder Morgan Energy Partners LP:
5.40%, 9/1/2044	150,000	139,145
6.38%, 3/1/2041	1,000,000	1,052,260
6.50%, 9/1/2039	100,000	106,785
6.55%, 9/15/2040	293,000	313,387
7.30%, 8/15/2033	572,000	647,155
7.50%, 11/15/2040	900,000	1,043,784
Kinder Morgan, Inc.:
3.60%, 2/15/2051	6,000	4,136
4.80%, 2/1/2033 (a)	800,000	793,760
5.05%, 2/15/2046	200,000	178,400
5.20%, 6/1/2033	200,000	203,448
5.30%, 12/1/2034	100,000	100,887
5.40%, 2/1/2034	400,000	409,284
5.55%, 6/1/2045	1,300,000	1,239,706
5.85%, 6/1/2035 (a)	249,000	260,952
5.95%, 8/1/2054 (a)	145,000	143,810
Series GMTN, 7.75%, 1/15/2032	210,000	240,765
Series GMTN, 7.80%, 8/1/2031 (a)	53,000	60,485
MPLX LP:
4.70%, 4/15/2048	685,000	557,843
4.80%, 2/15/2031	590,000	591,440
4.90%, 4/15/2058	384,000	310,429
4.95%, 9/1/2032 (a)	585,000	583,491
5.00%, 3/1/2033	109,000	108,338
5.20%, 3/1/2047	1,550,000	1,369,735
Security Description	Principal Amount	Value
5.30%, 4/1/2036	$145,000	$142,970
5.40%, 9/15/2035	940,000	935,949
5.50%, 6/1/2034	200,000	202,318
5.50%, 2/15/2049	500,000	452,700
5.95%, 4/1/2055	200,000	190,680
6.10%, 4/1/2056	250,000	242,800
6.20%, 9/15/2055	735,000	724,703
ONEOK Partners LP 6.85%, 10/15/2037	5,000	5,457
ONEOK, Inc.:
4.25%, 9/15/2046	200,000	152,704
5.40%, 10/15/2035	425,000	422,331
5.45%, 6/1/2047	497,000	448,214
5.60%, 4/1/2044	417,000	383,315
5.65%, 11/1/2028	1,094,000	1,123,243
5.65%, 9/1/2034	1,000,000	1,017,420
5.70%, 11/1/2054 (a)	152,000	138,654
6.05%, 9/1/2033	610,000	639,274
6.25%, 10/15/2055	453,000	444,130
6.35%, 1/15/2031	466,000	495,381
6.63%, 9/1/2053	1,800,000	1,848,600
7.15%, 1/15/2051	915,000	987,971
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	350,000	283,832
4.70%, 1/15/2031 (a)	490,000	489,103
4.70%, 6/15/2044	600,000	508,884
5.15%, 6/1/2042	207,000	186,091
5.60%, 1/15/2036	800,000	802,544
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	2,035,199	2,126,132
South Bow USA Infrastructure Holdings LLC:
5.03%, 10/1/2029	255,000	256,765
5.58%, 10/1/2034	900,000	894,141
6.18%, 10/1/2054	140,000	133,300
Targa Resources Corp.:
4.20%, 2/1/2033	390,000	369,685
4.35%, 1/15/2029	155,000	154,323
4.35%, 4/15/2031	125,000	122,389
4.90%, 9/15/2030	360,000	363,186
5.40%, 7/30/2036	245,000	243,224
5.55%, 8/15/2035	382,000	385,316
5.65%, 2/15/2036	145,000	147,014
6.05%, 5/15/2056	115,000	111,289
6.50%, 3/30/2034	410,000	443,296
6.50%, 2/15/2053 (a)	1,401,000	1,437,006
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	530,000	502,578
4.88%, 2/1/2031	100,000	99,876
TC PipeLines LP 3.90%, 5/25/2027	1,154,000	1,146,257
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	$500,000	$530,440
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	410,000	408,180
4.63%, 3/1/2034	300,000	290,157
5.60%, 3/31/2034	709,000	728,583
6.10%, 6/1/2040	10,000	10,402
6.20%, 10/15/2037	384,000	406,917
7.25%, 8/15/2038	422,000	480,650
7.63%, 1/15/2039	507,000	594,376
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	685,000	651,360
5.40%, 8/15/2041	315,000	302,964
5.75%, 3/15/2056 (b)	450,000	439,524
Western Midstream Operating LP:
4.80%, 3/1/2031	500,000	495,140
5.30%, 3/1/2048	800,000	676,024
5.50%, 12/15/2035 (a)	180,000	177,010
5.50%, 8/15/2048	100,000	86,397
6.35%, 1/15/2029	617,000	642,470
Williams Cos., Inc.:
3.50%, 11/15/2030	54,000	51,323
3.75%, 6/15/2027	635,000	630,218
4.63%, 6/30/2030	270,000	269,776
4.90%, 3/15/2029	323,000	326,660
5.10%, 9/15/2045	750,000	678,127
5.15%, 3/15/2036	500,000	492,705
5.30%, 8/15/2052	150,000	135,111
5.60%, 3/15/2035	50,000	51,136
5.65%, 3/15/2033	607,000	627,923
5.75%, 6/24/2044	101,000	98,414
5.95%, 3/15/2056	290,000	285,519
6.00%, 3/15/2055	100,000	99,101
6.30%, 4/15/2040	100,000	105,844
Series A, 7.50%, 1/15/2031 (a)	668,000	747,298
8.75%, 3/15/2032	1,088,000	1,292,076
		74,598,947
REAL ESTATE — 0.1%
CBRE Services, Inc.:
4.90%, 1/15/2033	295,000	291,369
5.50%, 6/15/2035	300,000	302,697
5.95%, 8/15/2034	335,000	348,758
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	100,000	105,587
		1,048,411
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Agree LP 5.63%, 6/15/2034	400,000	408,580
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	70,000	58,596
Security Description	Principal Amount	Value
4.70%, 7/1/2030	$204,000	$202,894
4.85%, 4/15/2049	1,845,000	1,539,985
5.15%, 4/15/2053	300,000	260,034
5.25%, 3/15/2036	145,000	141,419
American Assets Trust LP:
3.38%, 2/1/2031	110,000	99,171
6.15%, 10/1/2034	251,000	248,713
American Homes 4 Rent LP:
4.25%, 2/15/2028	100,000	99,488
4.95%, 6/15/2030	100,000	100,320
5.25%, 3/15/2035	250,000	246,193
5.50%, 2/1/2034 (a)	236,000	238,159
American Tower Corp.:
2.70%, 4/15/2031	205,000	186,122
3.95%, 3/15/2029	961,000	945,384
4.70%, 12/15/2032	210,000	206,243
5.35%, 3/15/2035	400,000	402,748
5.45%, 2/15/2034	1,000,000	1,017,190
5.50%, 3/15/2028	310,000	315,620
5.55%, 7/15/2033	1,023,000	1,051,112
5.80%, 11/15/2028	552,000	568,985
AvalonBay Communities, Inc.:
Series MTN, 3.20%, 1/15/2028	450,000	441,634
Series MTN, 3.35%, 5/15/2027	250,000	247,740
4.35%, 12/1/2030	100,000	98,929
5.00%, 2/15/2033	150,000	151,406
5.35%, 6/1/2034	100,000	102,467
Boston Properties LP:
2.55%, 4/1/2032	115,000	98,826
2.90%, 3/15/2030	43,000	39,874
5.75%, 1/15/2035 (a)	605,000	601,733
6.50%, 1/15/2034	1,143,000	1,197,521
6.75%, 12/1/2027	79,000	81,676
Brixmor Operating Partnership LP:
4.85%, 2/15/2033	105,000	103,109
5.50%, 2/15/2034	950,000	964,592
Broadstone Net Lease LLC:
2.60%, 9/15/2031	100,000	87,658
5.00%, 11/1/2032	85,000	83,705
Camden Property Trust:
3.15%, 7/1/2029	409,000	392,149
3.35%, 11/1/2049	75,000	51,197
4.90%, 2/28/2036	65,000	63,051
COPT Defense Properties LP 2.00%, 1/15/2029 (a)	6,000	5,601
Cousins Properties LP:
4.88%, 3/1/2033	160,000	153,856
5.25%, 7/15/2030	100,000	101,309
5.38%, 2/15/2032	90,000	90,567
5.88%, 10/1/2034	192,000	194,732
Crown Castle, Inc.:
2.10%, 4/1/2031	100,000	87,154
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 9/1/2027	$739,000	$730,199
3.80%, 2/15/2028	215,000	212,029
4.30%, 2/15/2029	348,000	343,939
5.00%, 1/11/2028	332,000	334,490
5.10%, 5/1/2033	548,000	540,810
5.60%, 6/1/2029	571,000	584,750
5.80%, 3/1/2034	1,454,000	1,488,474
CubeSmart LP 5.13%, 11/1/2035 (a)	200,000	196,974
Digital Realty Trust LP 4.45%, 7/15/2028	182,000	181,578
DOC Dr. LLC 2.63%, 11/1/2031	500,000	443,480
EPR Properties:
4.50%, 6/1/2027	100,000	99,612
4.75%, 11/15/2030	250,000	244,030
4.95%, 4/15/2028	300,000	299,757
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	500,000	495,250
4.70%, 3/15/2033	235,000	228,387
5.50%, 6/15/2034	614,000	623,382
Equinix, Inc.:
1.80%, 7/15/2027	863,000	834,417
2.15%, 7/15/2030	300,000	269,661
3.40%, 2/15/2052	150,000	99,087
3.90%, 4/15/2032	175,000	165,452
ERP Operating LP:
4.50%, 6/1/2045	150,000	127,739
4.95%, 6/15/2032	145,000	146,016
Essential Properties LP:
2.95%, 7/15/2031 (a)	238,000	214,512
5.40%, 12/1/2035	105,000	103,355
Essex Portfolio LP:
1.70%, 3/1/2028	200,000	189,776
4.88%, 2/15/2036	500,000	480,190
5.50%, 4/1/2034	635,000	642,480
Extra Space Storage LP:
2.35%, 3/15/2032	775,000	664,849
4.95%, 1/15/2033	100,000	98,586
5.40%, 2/1/2034	825,000	830,734
5.40%, 6/15/2035	100,000	100,229
5.70%, 4/1/2028	208,000	212,403
Federal Realty OP LP:
3.20%, 6/15/2029	100,000	96,266
5.38%, 5/1/2028	227,000	230,718
First Industrial LP 5.25%, 1/15/2031	50,000	50,508
GLP Capital LP/GLP Financing II, Inc.:
5.63%, 3/1/2036	375,000	364,702
5.75%, 11/1/2037	350,000	338,464
6.75%, 12/1/2033	1,334,000	1,407,450
Healthpeak OP LLC:
3.00%, 1/15/2030	62,000	58,336
4.75%, 1/15/2033	1,000,000	977,990
Security Description	Principal Amount	Value
6.75%, 2/1/2041	$516,000	$556,821
Highwoods Realty LP:
2.60%, 2/1/2031 (a)	100,000	88,537
3.05%, 2/15/2030	100,000	92,238
5.35%, 1/15/2033	70,000	68,404
7.65%, 2/1/2034	100,000	110,594
Host Hotels & Resorts LP:
4.25%, 12/15/2028	50,000	49,399
5.50%, 4/15/2035	600,000	595,086
5.70%, 6/15/2032 (a)	100,000	102,519
5.70%, 7/1/2034	115,000	116,264
Invitation Homes Operating Partnership LP:
4.15%, 4/15/2032	200,000	187,926
4.95%, 1/15/2033	200,000	195,272
Kilroy Realty LP:
2.50%, 11/15/2032	100,000	81,489
4.25%, 8/15/2029	238,000	230,063
5.88%, 10/15/2035 (a)	200,000	193,000
6.25%, 1/15/2036	280,000	276,805
Kimco Realty OP LLC:
4.13%, 12/1/2046	307,000	245,585
4.45%, 9/1/2047	215,000	177,994
4.60%, 2/1/2033	134,000	131,914
6.40%, 3/1/2034 (a)	250,000	270,578
Lineage OP LP 5.25%, 7/15/2030	300,000	299,484
LXP Industrial Trust 2.38%, 10/1/2031	188,000	163,201
Mid-America Apartments LP 4.65%, 1/15/2033	865,000	850,572
National Health Investors, Inc.:
3.00%, 2/1/2031	310,000	279,099
5.35%, 2/1/2033	100,000	98,166
NNN REIT, Inc.:
3.10%, 4/15/2050	115,000	73,262
4.60%, 2/15/2031	208,000	206,677
4.80%, 10/15/2048	63,000	54,382
5.50%, 6/15/2034	300,000	304,578
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	310,000	272,583
4.50%, 4/1/2027	10,000	9,983
Phillips Edison Grocery Center Operating Partnership I LP:
4.75%, 3/15/2033 (a)	210,000	204,643
5.25%, 8/15/2032	200,000	200,930
5.75%, 7/15/2034	24,000	24,650
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	125,000	112,388
5.63%, 1/15/2033	250,000	243,020
6.88%, 7/15/2029	50,000	52,344
Prologis LP:
2.25%, 4/15/2030	850,000	782,867
2.25%, 1/15/2032	15,000	13,172
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/15/2029	$355,000	$336,696
4.38%, 2/1/2029	230,000	230,207
4.38%, 9/15/2048	874,000	720,954
4.75%, 1/15/2031	176,000	177,744
5.25%, 5/15/2035	327,000	332,284
5.25%, 6/15/2053	75,000	69,891
5.25%, 3/15/2054	250,000	232,900
Public Storage Operating Co.:
2.25%, 11/9/2031	100,000	88,605
2.30%, 5/1/2031	200,000	179,644
3.39%, 5/1/2029 (a)	90,000	87,783
4.38%, 7/1/2030	850,000	848,852
5.35%, 8/1/2053 (a)	200,000	188,298
Rayonier LP 2.75%, 5/17/2031	88,000	79,179
Realty Income Corp.:
2.70%, 2/15/2032	250,000	222,695
3.25%, 1/15/2031	882,000	829,883
3.95%, 2/1/2029	810,000	800,847
4.00%, 7/15/2029	460,000	454,135
4.50%, 2/1/2033	310,000	302,445
4.65%, 3/15/2047	205,000	175,960
4.75%, 2/15/2029	420,000	423,822
4.75%, 4/15/2033 (d)	145,000	142,898
5.13%, 2/15/2034	100,000	100,690
5.63%, 10/13/2032	200,000	208,640
Regency Centers LP:
2.95%, 9/15/2029	100,000	95,234
4.50%, 3/15/2033	30,000	29,250
5.00%, 7/15/2032	255,000	256,405
5.25%, 1/15/2034	441,000	445,463
Rexford Industrial Realty LP 2.13%, 12/1/2030	293,000	259,577
Sabra Health Care LP 3.20%, 12/1/2031	87,000	78,551
Safehold GL Holdings LLC 6.10%, 4/1/2034 (a)	1,070,000	1,125,362
Simon Property Group LP:
2.65%, 2/1/2032 (a)	950,000	846,697
4.25%, 10/1/2044	100,000	82,054
5.13%, 10/1/2035	800,000	801,048
5.50%, 3/8/2033	150,000	155,462
6.25%, 1/15/2034	1,050,000	1,127,962
6.65%, 1/15/2054	600,000	655,374
Store Capital LLC:
2.70%, 12/1/2031	100,000	87,045
4.50%, 3/15/2028	306,000	304,378
4.95%, 2/11/2031 (b)	70,000	69,430
5.40%, 4/30/2030	200,000	201,164
Tanger Properties LP 2.75%, 9/1/2031 (a)	130,000	116,173
UDR, Inc. Series MTN, 4.40%, 1/26/2029	145,000	144,652
Ventas Realty LP:
4.38%, 2/1/2045	30,000	24,780
Security Description	Principal Amount	Value
4.40%, 1/15/2029	$245,000	$243,748
4.75%, 11/15/2030	36,000	36,081
4.88%, 4/15/2049	315,000	270,317
5.00%, 2/15/2036	90,000	87,953
5.10%, 7/15/2032	180,000	180,950
5.63%, 7/1/2034	779,000	798,413
5.70%, 9/30/2043	100,000	98,219
VICI Properties LP:
5.63%, 4/1/2035	200,000	198,926
5.63%, 5/15/2052 (a)	769,000	686,125
6.13%, 4/1/2054 (a)	191,000	182,038
Welltower OP LLC:
2.05%, 1/15/2029	325,000	305,747
2.75%, 1/15/2032	279,000	250,821
4.25%, 4/15/2028	600,000	599,490
6.50%, 3/15/2041	600,000	656,526
Weyerhaeuser Co. 7.38%, 3/15/2032	600,000	668,844
WP Carey, Inc.:
2.25%, 4/1/2033	300,000	248,685
2.40%, 2/1/2031	169,000	151,186
3.85%, 7/15/2029	140,000	136,686
		57,486,860
RETAIL — 2.0%
AutoZone, Inc.:
4.75%, 2/1/2033	675,000	665,665
5.40%, 7/15/2034 (a)	225,000	228,456
6.55%, 11/1/2033	150,000	163,333
Costco Wholesale Corp.:
1.60%, 4/20/2030	1,142,000	1,032,722
1.75%, 4/20/2032 (a)	500,000	431,815
Darden Restaurants, Inc.:
4.35%, 10/15/2027	50,000	49,883
4.55%, 10/15/2029	351,000	350,137
6.30%, 10/10/2033 (a)	116,000	124,039
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	400,000	283,096
Dollar General Corp. 5.45%, 7/5/2033	500,000	505,865
Dollar Tree, Inc. 4.20%, 5/15/2028	499,000	495,712
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	175,000	172,172
Genuine Parts Co.:
2.75%, 2/1/2032	230,000	199,150
4.95%, 8/15/2029	20,000	19,926
Home Depot, Inc.:
1.38%, 3/15/2031	225,000	194,526
2.50%, 4/15/2027 (a)	200,000	196,848
2.70%, 4/15/2030	135,000	127,013
2.95%, 6/15/2029	170,000	163,571
3.25%, 4/15/2032	496,000	463,006
3.35%, 4/15/2050	272,000	187,683
3.63%, 4/15/2052	525,000	374,519
3.75%, 9/15/2028	100,000	99,389
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 6/15/2047	$1,182,000	$915,896
3.95%, 9/15/2030 (a)	200,000	197,480
4.25%, 4/1/2046	1,700,000	1,404,013
4.40%, 3/15/2045	400,000	338,796
4.50%, 12/6/2048	1,084,000	910,929
4.65%, 9/15/2035	835,000	814,284
4.75%, 6/25/2029	332,000	337,206
4.95%, 9/15/2052 (a)	800,000	712,032
5.30%, 6/25/2054 (a)	378,000	353,702
5.40%, 6/25/2064 (a)	290,000	272,040
Lowe's Cos., Inc.:
1.30%, 4/15/2028	100,000	94,239
2.63%, 4/1/2031	100,000	90,872
3.35%, 4/1/2027	344,000	340,760
3.65%, 4/5/2029	620,000	606,608
3.70%, 4/15/2046	200,000	147,440
3.75%, 4/1/2032	424,000	401,447
3.95%, 10/15/2027	240,000	239,256
4.00%, 10/15/2028	185,000	183,415
4.05%, 5/3/2047	350,000	268,579
4.25%, 3/15/2031	350,000	343,927
4.25%, 4/1/2052	100,000	76,587
4.38%, 9/15/2045	150,000	122,592
4.45%, 4/1/2062	375,000	283,714
4.50%, 10/15/2032	455,000	447,329
4.55%, 4/5/2049	300,000	245,211
4.85%, 10/15/2035 (a)	1,200,000	1,168,608
5.00%, 4/15/2040	100,000	94,424
5.15%, 7/1/2033	273,000	276,202
5.63%, 4/15/2053	1,519,000	1,434,422
5.75%, 7/1/2053	250,000	241,092
5.80%, 9/15/2062	221,000	210,867
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	142,000	109,114
Series MTN, 3.63%, 9/1/2049	900,000	647,919
Series MTN, 4.20%, 4/1/2050	200,000	157,722
4.40%, 2/12/2031 (a)	1,177,000	1,173,787
4.60%, 5/15/2030	375,000	378,465
Series MTN, 4.88%, 12/9/2045	583,000	519,097
5.00%, 2/13/2036 (a)	2,000,000	1,990,080
5.45%, 8/14/2053 (a)	183,000	173,462
O'Reilly Automotive, Inc.:
4.70%, 6/15/2032	572,000	568,917
5.10%, 3/12/2036	350,000	345,541
Starbucks Corp.:
2.25%, 3/12/2030	51,000	46,760
3.00%, 2/14/2032 (a)	90,000	82,084
3.75%, 12/1/2047 (a)	1,091,000	803,991
4.30%, 6/15/2045	1,088,000	885,665
4.50%, 5/15/2028	661,000	662,243
4.50%, 11/15/2048	100,000	82,429
Security Description	Principal Amount	Value
Target Corp.:
2.35%, 2/15/2030	$551,000	$513,119
2.95%, 1/15/2052 (a)	200,000	126,228
3.90%, 11/15/2047	1,850,000	1,439,688
4.80%, 1/15/2053 (a)	230,000	201,807
5.25%, 2/15/2036	160,000	161,936
Walmart, Inc.:
1.50%, 9/22/2028	490,000	462,403
1.80%, 9/22/2031 (a)	490,000	434,478
2.65%, 9/22/2051 (a)	600,000	369,486
2.95%, 9/24/2049	350,000	233,474
3.90%, 4/15/2028	901,000	900,595
4.00%, 4/11/2043	100,000	85,292
4.05%, 6/29/2048	1,100,000	898,832
4.35%, 4/28/2030 (a)	2,743,000	2,769,552
4.50%, 9/9/2052	135,000	116,686
4.50%, 4/15/2053 (a)	595,000	514,675
		37,958,022
SEMICONDUCTORS — 2.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	196,000	191,169
4.39%, 6/1/2052 (a)	93,000	76,934
Analog Devices, Inc.:
2.80%, 10/1/2041	280,000	200,956
4.25%, 6/15/2028	295,000	295,381
4.50%, 6/15/2030	1,400,000	1,403,402
5.05%, 4/1/2034	300,000	305,877
Applied Materials, Inc.:
1.75%, 6/1/2030	1,071,000	963,654
4.00%, 1/15/2031	615,000	603,321
4.35%, 4/1/2047	519,000	439,126
4.60%, 1/15/2036	70,000	67,987
Broadcom, Inc.:
1.95%, 2/15/2028 (a)	380,000	364,876
2.45%, 2/15/2031	613,000	557,009
2.60%, 2/15/2033	746,000	651,676
3.14%, 11/15/2035 (b)	521,000	442,668
3.42%, 4/15/2033	1,246,000	1,139,704
3.50%, 2/15/2041	816,000	652,090
3.75%, 2/15/2051	100,000	74,448
4.00%, 4/15/2029 (b)	154,000	152,388
4.15%, 11/15/2030	69,000	67,945
4.15%, 4/15/2032 (b)	300,000	290,313
4.20%, 10/15/2030	556,000	549,673
4.30%, 1/15/2031 (a)	65,000	64,460
4.55%, 2/15/2032	438,000	434,189
4.60%, 7/15/2030	1,500,000	1,506,600
4.60%, 1/15/2033	165,000	162,578
4.80%, 4/15/2028	711,000	719,112
4.90%, 7/15/2032	2,196,000	2,215,764
4.90%, 2/15/2038	175,000	168,803
4.93%, 5/15/2037 (b)	1,571,000	1,522,739
4.95%, 1/15/2036	145,000	143,240
5.00%, 4/15/2030	820,000	834,981
5.05%, 7/12/2027	170,000	171,795
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 7/12/2029	$500,000	$510,365
5.15%, 11/15/2031	109,000	111,879
5.20%, 7/15/2035	536,000	539,923
5.70%, 1/15/2056 (a)	400,000	397,404
Intel Corp.:
2.45%, 11/15/2029	966,000	896,487
4.10%, 5/11/2047	200,000	148,912
4.75%, 3/25/2050	2,205,000	1,781,287
4.80%, 10/1/2041	1,081,000	945,886
4.88%, 2/10/2028	2,020,000	2,033,655
4.90%, 7/29/2045	1,049,000	887,548
4.90%, 8/5/2052	288,000	235,152
5.05%, 8/5/2062	250,000	201,542
5.20%, 2/10/2033	650,000	655,011
5.60%, 2/21/2054 (a)	600,000	550,002
5.63%, 2/10/2043	340,000	321,657
5.90%, 2/10/2063 (a)	989,000	917,555
KLA Corp.:
4.65%, 7/15/2032 (a)	314,000	315,429
4.95%, 7/15/2052	590,000	527,672
5.25%, 7/15/2062	564,000	514,030
Lam Research Corp.:
1.90%, 6/15/2030	160,000	144,683
2.88%, 6/15/2050	600,000	377,676
3.13%, 6/15/2060	166,000	100,825
4.00%, 3/15/2029	155,000	154,096
Marvell Technology, Inc.:
5.75%, 2/15/2029	1,092,000	1,126,245
5.95%, 9/15/2033	480,000	505,675
Microchip Technology, Inc.:
4.90%, 3/15/2028	412,000	414,517
5.05%, 2/15/2030 (a)	350,000	353,293
Micron Technology, Inc.:
3.37%, 11/1/2041	200,000	155,192
5.30%, 1/15/2031	275,000	287,724
5.65%, 11/1/2032	737,000	775,796
5.88%, 2/9/2033	444,000	473,411
5.88%, 9/15/2033	826,000	882,754
6.05%, 11/1/2035 (a)	500,000	539,305
NVIDIA Corp.:
2.00%, 6/15/2031	100,000	89,615
3.50%, 4/1/2040	269,000	223,999
3.50%, 4/1/2050	300,000	220,983
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	536,000	548,666
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	719,000	634,568
3.13%, 2/15/2042	42,000	29,746
4.30%, 8/19/2028	322,000	320,593
4.30%, 6/18/2029	358,000	354,660
4.85%, 8/19/2032	100,000	98,661
5.00%, 1/15/2033	1,287,000	1,281,067
Qorvo, Inc. 4.38%, 10/15/2029	1,000,000	978,150
Security Description	Principal Amount	Value
QUALCOMM, Inc.:
1.65%, 5/20/2032 (a)	$144,000	$121,936
2.15%, 5/20/2030 (a)	275,000	251,787
3.25%, 5/20/2027	648,000	641,954
3.25%, 5/20/2050	300,000	200,625
4.30%, 5/20/2047	100,000	81,120
4.50%, 5/20/2030 (a)	310,000	311,569
4.75%, 5/20/2032	350,000	351,855
5.00%, 5/20/2035 (a)	420,000	419,303
5.40%, 5/20/2033 (a)	200,000	208,084
6.00%, 5/20/2053 (a)	499,000	507,688
Texas Instruments, Inc.:
1.75%, 5/4/2030	94,000	84,928
1.90%, 9/15/2031	155,000	136,305
4.15%, 5/15/2048 (a)	227,000	183,893
4.50%, 5/23/2030	700,000	702,947
4.90%, 3/14/2033 (a)	500,000	508,610
5.00%, 3/14/2053 (a)	700,000	631,729
5.05%, 5/18/2063	309,000	271,364
5.10%, 5/23/2035	100,000	101,279
TSMC Arizona Corp.:
2.50%, 10/25/2031	1,498,000	1,356,574
3.88%, 4/22/2027	793,000	789,757
4.13%, 4/22/2029	306,000	304,323
Xilinx, Inc. 2.38%, 6/1/2030 (a)	75,000	69,187
		49,234,971
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
4.20%, 5/1/2030	907,000	890,239
5.35%, 1/15/2030	20,000	20,388
5.75%, 1/15/2035	100,000	103,332
		1,013,959
SOFTWARE — 2.7%
Adobe, Inc.:
4.75%, 1/17/2028	770,000	779,178
4.95%, 4/4/2034 (a)	100,000	100,152
5.30%, 1/17/2035 (a)	100,000	102,251
Atlassian Corp. 5.25%, 5/15/2029	113,000	113,727
Broadridge Financial Solutions, Inc. 2.60%, 5/1/2031	300,000	267,066
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	196,000	195,765
4.30%, 9/10/2029	410,000	408,704
Concentrix Corp.:
6.50%, 3/1/2029 (a)	150,000	145,869
6.60%, 8/2/2028 (a)	200,000	199,260
6.85%, 8/2/2033 (a)	123,000	114,802
Fidelity National Information Services, Inc.:
4.45%, 3/10/2028	700,000	697,956
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/15/2046	$300,000	$244,293
4.55%, 3/10/2029	700,000	696,570
4.80%, 3/10/2031	600,000	595,086
Fiserv, Inc.:
2.65%, 6/1/2030	500,000	455,550
3.50%, 7/1/2029	575,000	550,890
5.15%, 8/12/2034	64,000	62,145
5.38%, 8/21/2028	500,000	507,345
5.45%, 3/2/2028	505,000	512,282
5.45%, 3/15/2034 (a)	400,000	397,392
5.60%, 3/2/2033 (a)	550,000	555,885
5.63%, 8/21/2033	626,000	631,922
Intuit, Inc.:
1.65%, 7/15/2030 (a)	297,000	264,639
5.20%, 9/15/2033	400,000	406,772
5.50%, 9/15/2053 (a)	401,000	368,820
Microsoft Corp.:
1.35%, 9/15/2030 (a)	240,000	213,600
2.53%, 6/1/2050	1,655,000	991,014
2.68%, 6/1/2060	859,000	479,253
2.92%, 3/17/2052	1,688,000	1,084,084
3.04%, 3/17/2062 (a)	195,000	118,225
3.70%, 8/8/2046 (a)	300,000	236,412
3.95%, 8/8/2056	110,000	84,005
4.50%, 6/15/2047	200,000	175,594
5.30%, 2/8/2041 (a)	1,014,000	1,039,573
MSCI, Inc.:
5.15%, 3/15/2036	150,000	145,420
5.25%, 9/1/2035	201,000	196,912
Oracle Corp.:
2.80%, 4/1/2027	1,200,000	1,179,504
2.88%, 3/25/2031	988,000	877,986
2.95%, 4/1/2030	606,000	552,842
3.25%, 11/15/2027	408,000	398,151
3.60%, 4/1/2040	730,000	529,827
3.65%, 3/25/2041	150,000	106,644
3.80%, 11/15/2037	370,000	293,606
3.85%, 4/1/2060	301,000	176,928
3.95%, 3/25/2051	750,000	475,485
4.00%, 7/15/2046	722,000	486,859
4.00%, 11/15/2047	188,000	123,918
4.10%, 3/25/2061	420,000	259,195
4.45%, 9/26/2030 (a)	1,500,000	1,445,580
4.55%, 2/4/2029	1,000,000	987,150
4.70%, 9/27/2034	865,000	789,018
4.80%, 8/3/2028	100,000	100,038
4.80%, 9/26/2032 (a)	200,000	190,300
4.90%, 2/6/2033	731,000	692,491
4.95%, 2/4/2031 (a)	1,000,000	978,840
5.20%, 9/26/2035	1,089,000	1,020,643
5.35%, 5/4/2033	415,000	403,783
5.38%, 7/15/2040	1,000,000	876,460
5.38%, 9/27/2054	464,000	358,923
5.50%, 8/3/2035 (a)	100,000	95,533
5.50%, 9/27/2064	890,000	678,242
Security Description	Principal Amount	Value
5.55%, 2/6/2053	$1,761,000	$1,404,697
5.70%, 2/4/2036	1,000,000	961,420
5.88%, 9/26/2045	1,000,000	863,560
5.95%, 9/26/2055	375,000	315,292
6.00%, 8/3/2055 (a)	1,406,000	1,178,847
6.10%, 9/26/2065	365,000	302,534
6.13%, 7/8/2039	1,347,000	1,284,311
6.13%, 8/3/2065	500,000	413,960
6.25%, 11/9/2032	638,000	654,639
6.50%, 4/15/2038	401,000	402,941
6.55%, 2/4/2046	600,000	560,178
6.70%, 2/4/2056	1,000,000	926,260
6.85%, 2/4/2066	585,000	537,083
6.90%, 11/9/2052	2,259,000	2,134,642
Paychex, Inc.:
5.35%, 4/15/2032	350,000	351,813
5.60%, 4/15/2035 (a)	150,000	150,684
Roper Technologies, Inc.:
4.45%, 9/15/2030	135,000	132,959
5.10%, 9/15/2035 (a)	350,000	339,787
Salesforce, Inc.:
1.50%, 7/15/2028	141,000	132,433
1.95%, 7/15/2031	245,000	213,696
2.70%, 7/15/2041	560,000	381,808
2.90%, 7/15/2051 (a)	400,000	234,232
4.50%, 3/15/2028	1,000,000	1,000,290
4.65%, 3/15/2029	858,000	859,604
4.90%, 9/15/2031	750,000	748,980
5.20%, 3/15/2033	1,000,000	998,230
5.55%, 3/15/2036	1,000,000	996,970
6.40%, 3/15/2046	750,000	755,145
6.55%, 3/15/2056	1,000,000	1,002,410
6.70%, 3/15/2066	500,000	507,680
Synopsys, Inc.:
4.55%, 4/1/2027	196,000	196,272
4.65%, 4/1/2028	510,000	512,116
5.00%, 4/1/2032	168,000	169,440
5.70%, 4/1/2055	864,000	825,198
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	144,000	145,248
5.40%, 6/12/2029	348,000	355,357
Workday, Inc. 3.80%, 4/1/2032	455,000	422,349
		51,589,424
TELECOMMUNICATIONS — 4.0%
America Movil SAB de CV:
2.88%, 5/7/2030	407,000	378,750
4.38%, 7/16/2042 (a)	524,000	450,425
6.13%, 11/15/2037	469,000	492,774
6.13%, 3/30/2040	1,070,000	1,115,593
AT&T, Inc.:
1.65%, 2/1/2028	580,000	552,514
2.25%, 2/1/2032	1,000,000	873,790
2.30%, 6/1/2027	1,309,000	1,279,953
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 12/1/2033	$582,000	$492,384
3.30%, 2/1/2052	831,000	525,973
3.50%, 6/1/2041	600,000	465,150
3.50%, 9/15/2053	2,000,000	1,310,040
3.55%, 9/15/2055	1,800,000	1,170,360
3.65%, 6/1/2051	487,000	333,834
3.65%, 9/15/2059	550,000	355,443
3.80%, 12/1/2057	1,505,000	1,013,979
4.30%, 2/15/2030	700,000	695,422
4.30%, 12/15/2042	275,000	227,777
4.35%, 3/1/2029	500,000	500,350
4.35%, 6/15/2045	124,000	99,949
4.55%, 11/1/2032	115,000	112,952
4.65%, 6/1/2044	400,000	338,848
4.70%, 8/15/2030	600,000	604,728
4.75%, 4/30/2033 (a)	165,000	163,495
4.90%, 11/1/2035	500,000	487,515
5.13%, 4/30/2036	250,000	246,680
5.35%, 9/1/2040	1,200,000	1,154,808
5.40%, 2/15/2034	1,154,000	1,179,896
5.45%, 3/1/2047	710,000	658,397
5.55%, 11/1/2045	250,000	236,515
5.65%, 2/15/2047 (a)	26,000	24,942
5.70%, 11/1/2054	140,000	131,237
5.70%, 3/1/2057 (a)	230,000	217,470
5.85%, 4/30/2046	335,000	326,029
6.00%, 8/15/2040	395,000	405,910
6.00%, 4/30/2056	800,000	782,480
6.05%, 8/15/2056 (a)	2,640,000	2,599,476
6.30%, 1/15/2038	169,000	179,292
6.38%, 3/1/2041 (a)	280,000	296,590
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	60,000	46,958
4.46%, 4/1/2048	300,000	242,574
5.10%, 5/11/2033 (a)	200,000	200,382
5.20%, 2/15/2034	500,000	501,415
British Telecommunications PLC:
5.13%, 12/4/2028	114,000	115,712
9.63%, 12/15/2030	969,000	1,157,432
Cisco Systems, Inc.:
4.95%, 2/26/2031	1,168,000	1,195,576
5.05%, 2/26/2034	550,000	557,634
5.30%, 2/26/2054 (a)	70,000	65,673
5.35%, 2/26/2064	1,058,000	976,841
5.50%, 1/15/2040	706,000	717,755
5.90%, 2/15/2039	404,000	426,721
Corning, Inc.:
3.90%, 11/15/2049	165,000	123,554
4.75%, 3/15/2042	822,000	747,140
5.35%, 11/15/2048	298,000	280,385
5.45%, 11/15/2079	300,000	269,649
Security Description	Principal Amount	Value
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	$725,000	$832,887
9.25%, 6/1/2032	519,000	636,901
Frontier Florida LLC Series E, 6.86%, 2/1/2028	400,000	412,992
Juniper Networks, Inc. 5.95%, 3/15/2041	23,000	22,360
Motorola Solutions, Inc.:
2.30%, 11/15/2030	280,000	252,230
4.60%, 5/23/2029	409,000	409,450
4.85%, 8/15/2030	195,000	196,338
5.20%, 8/15/2032	65,000	65,918
5.50%, 9/1/2044	106,000	101,101
5.55%, 8/15/2035	50,000	51,117
Nokia OYJ:
4.38%, 6/12/2027	500,000	496,775
6.63%, 5/15/2039	366,000	383,923
Orange SA 9.00%, 3/1/2031	90,000	106,354
Rogers Communications, Inc.:
3.80%, 3/15/2032	200,000	186,720
4.35%, 5/1/2049	50,000	39,310
4.50%, 3/15/2042	100,000	84,377
5.00%, 3/15/2044	100,000	87,594
5.30%, 2/15/2034	979,000	974,624
Sprint Capital Corp.:
6.88%, 11/15/2028	220,000	232,560
8.75%, 3/15/2032	969,000	1,153,062
Telefonica Emisiones SA:
4.90%, 3/6/2048	500,000	413,100
5.21%, 3/8/2047	1,100,000	958,001
7.05%, 6/20/2036	492,000	543,335
Telefonica Europe BV 8.25%, 9/15/2030	175,000	198,161
T-Mobile USA, Inc.:
2.05%, 2/15/2028	773,000	741,431
2.40%, 3/15/2029	752,000	709,813
2.63%, 2/15/2029	268,000	254,788
2.88%, 2/15/2031	1,300,000	1,197,170
3.00%, 2/15/2041	200,000	146,240
3.38%, 4/15/2029	1,200,000	1,163,304
3.60%, 11/15/2060	200,000	129,794
3.75%, 4/15/2027	865,000	859,767
3.88%, 4/15/2030	2,266,000	2,206,019
4.20%, 10/1/2029	300,000	297,870
4.38%, 4/15/2040	300,000	263,586
4.63%, 1/15/2033	140,000	137,397
4.70%, 1/15/2035	193,000	186,473
4.95%, 3/15/2028	145,000	146,575
4.95%, 11/15/2035	125,000	122,671
5.00%, 2/15/2036 (a)	1,050,000	1,032,223
5.05%, 7/15/2033	500,000	503,085
5.13%, 5/15/2032	100,000	101,407
5.15%, 4/15/2034	1,232,000	1,240,045
5.25%, 6/15/2055	200,000	177,708
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 5/15/2035 (a)	$287,000	$289,379
5.50%, 1/15/2055	200,000	184,090
5.70%, 1/15/2056	250,000	237,637
5.75%, 1/15/2034	1,100,000	1,147,245
5.75%, 1/15/2054 (a)	350,000	335,356
5.80%, 9/15/2062	210,000	201,214
5.85%, 2/15/2056 (a)	750,000	727,590
5.88%, 11/15/2055	400,000	389,020
6.00%, 6/15/2054	200,000	197,530
Verizon Communications, Inc.:
1.68%, 10/30/2030 (a)	330,000	291,172
1.75%, 1/20/2031	264,000	231,774
2.10%, 3/22/2028	3,144,000	3,018,774
2.65%, 11/20/2040	225,000	157,986
2.85%, 9/3/2041	125,000	87,867
3.40%, 3/22/2041	270,000	207,619
3.70%, 3/22/2061	750,000	499,050
4.00%, 3/22/2050	300,000	226,473
4.13%, 8/15/2046	100,000	79,495
4.27%, 1/15/2036	1,460,000	1,350,077
4.50%, 8/10/2033	1,050,000	1,018,363
4.75%, 1/15/2033	240,000	236,928
4.75%, 11/1/2041	792,000	712,800
4.78%, 2/15/2035	372,000	360,684
4.81%, 3/15/2039 (a)	313,000	291,444
4.86%, 8/21/2046	1,565,000	1,364,038
5.00%, 1/15/2036	575,000	562,764
5.01%, 4/15/2049	114,000	100,348
5.01%, 8/21/2054	609,000	525,859
5.25%, 3/16/2037	361,000	356,502
5.40%, 7/2/2037	700,000	697,361
5.50%, 2/23/2054 (a)	2,245,000	2,115,823
5.75%, 11/30/2045	560,000	545,283
5.88%, 11/30/2055	200,000	194,368
6.00%, 11/30/2065	635,000	616,013
6.55%, 9/15/2043	1,365,000	1,461,615
7.75%, 12/1/2030	1,671,000	1,885,590
Vodafone Group PLC:
5.63%, 2/10/2053	216,000	201,951
5.75%, 6/28/2054 (a)	329,000	310,359
5.75%, 2/10/2063	892,000	829,212
5.88%, 6/28/2064	728,000	688,943
6.15%, 2/27/2037	338,000	361,984
6.25%, 11/30/2032	500,000	534,815
		76,396,072
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.90%, 11/19/2029	524,000	511,089
4.65%, 3/12/2031	105,000	103,797
6.05%, 5/14/2034	450,000	468,594
6.35%, 3/15/2040	426,000	442,784
Mattel, Inc. 5.45%, 11/1/2041	365,000	331,197
		1,857,461
Security Description	Principal Amount	Value
TRANSPORTATION — 1.5%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042	$934,000	$810,843
4.40%, 3/15/2042	150,000	131,744
4.95%, 9/15/2041	30,000	28,622
5.05%, 3/1/2041	1,000,000	962,890
5.20%, 4/15/2054	1,000,000	920,080
5.40%, 6/1/2041	24,000	23,968
5.50%, 3/15/2055	770,000	741,764
5.55%, 3/15/2056	220,000	213,382
5.80%, 3/15/2056	100,000	100,900
6.15%, 5/1/2037	100,000	108,655
Canadian National Railway Co.:
2.45%, 5/1/2050	6,000	3,501
3.20%, 8/2/2046 (a)	200,000	141,042
3.85%, 8/5/2032 (a)	450,000	430,177
4.20%, 3/12/2031	500,000	493,120
4.45%, 1/20/2049	27,000	22,640
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	1,800,000	1,599,048
2.88%, 11/15/2029	300,000	284,949
4.00%, 3/15/2029	55,000	54,374
5.50%, 3/15/2056	85,000	81,280
6.13%, 9/15/2115	355,000	357,513
7.13%, 10/15/2031	70,000	78,077
CSX Corp.:
3.35%, 9/15/2049	100,000	69,157
3.80%, 11/1/2046	700,000	536,200
3.80%, 4/15/2050	200,000	148,584
4.25%, 3/15/2029	300,000	299,601
4.30%, 3/1/2048	68,000	55,658
4.65%, 3/1/2068	1,056,000	852,414
4.75%, 5/30/2042	613,000	559,565
4.75%, 11/15/2048	287,000	249,156
5.05%, 6/15/2035 (a)	550,000	551,870
6.22%, 4/30/2040	916,000	987,970
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	49,413	42,534
FedEx Corp.:
3.10%, 8/5/2029	365,000	349,597
3.25%, 5/15/2041	51,000	38,368
4.05%, 2/15/2048	178,000	135,613
4.10%, 2/1/2045	326,000	256,233
4.25%, 5/15/2030	200,000	197,666
4.40%, 1/15/2047	415,000	334,104
4.55%, 4/1/2046	184,000	152,865
4.75%, 11/15/2045	200,000	171,178
4.95%, 10/17/2048	180,000	156,141
5.10%, 1/15/2044	102,000	93,110
5.25%, 5/15/2050	230,000	210,551
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Fedex Freight Holding Co., Inc.:
4.30%, 3/15/2029 (b)	$105,000	$103,732
4.65%, 3/15/2031 (b)	225,000	221,065
4.95%, 3/15/2033 (b)	500,000	487,605
5.25%, 3/15/2036 (b)	180,000	174,011
GXO Logistics, Inc.:
2.65%, 7/15/2031	500,000	445,290
6.25%, 5/6/2029	250,000	259,235
6.50%, 5/6/2034 (a)	250,000	262,252
Kirby Corp. 4.20%, 3/1/2028	100,000	99,354
Norfolk Southern Corp.:
3.00%, 3/15/2032	357,000	325,884
3.95%, 10/1/2042	487,000	396,077
4.05%, 8/15/2052	400,000	303,128
4.15%, 2/28/2048	155,000	122,828
4.45%, 3/1/2033	100,000	98,144
4.45%, 6/15/2045	200,000	169,372
5.10%, 5/1/2035	100,000	100,320
5.10%, 8/1/2118	172,000	145,696
5.35%, 8/1/2054 (a)	125,000	116,468
5.55%, 3/15/2034 (a)	200,000	207,462
Ryder System, Inc.:
4.30%, 12/1/2030	400,000	393,252
Series MTN, 4.85%, 6/15/2030 (a)	34,000	34,240
5.00%, 3/15/2030	1,126,000	1,141,460
Union Pacific Corp.:
2.40%, 2/5/2030	260,000	241,870
2.80%, 2/14/2032	150,000	136,350
2.97%, 9/16/2062	400,000	229,656
3.25%, 2/5/2050	100,000	67,812
3.35%, 8/15/2046	235,000	167,106
3.38%, 2/14/2042 (a)	30,000	23,234
3.50%, 2/14/2053	1,073,000	746,121
3.55%, 5/20/2061	377,000	248,647
3.75%, 2/5/2070	637,000	422,943
3.80%, 10/1/2051	200,000	147,940
3.84%, 3/20/2060	591,000	418,989
3.95%, 8/15/2059	221,000	160,327
4.05%, 11/15/2045	782,000	629,612
4.05%, 3/1/2046	250,000	200,085
4.10%, 9/15/2067	274,000	198,475
4.50%, 9/10/2048	200,000	168,140
5.15%, 1/20/2063	792,000	705,664
6.63%, 2/1/2029	200,000	212,832
United Parcel Service, Inc.:
3.40%, 11/15/2046	508,000	363,372
3.63%, 10/1/2042	190,000	149,684
4.25%, 3/15/2049	685,000	549,123
4.45%, 4/1/2030	145,000	146,043
4.88%, 11/15/2040 (a)	400,000	380,344
5.05%, 3/3/2053	12,000	10,679
5.50%, 5/22/2054	100,000	95,283
Security Description	Principal Amount	Value
5.60%, 5/22/2064	$800,000	$754,896
5.95%, 5/14/2055 (a)	1,000,000	1,010,750
6.05%, 5/14/2065	480,000	482,597
6.20%, 1/15/2038	500,000	545,445
		29,257,598
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	100,000	62,785
3.50%, 3/15/2028	100,000	98,167
5.45%, 9/15/2033	272,000	276,107
5.50%, 6/15/2035 (a)	270,000	272,160
6.05%, 6/5/2054 (a)	1,000,000	993,580
		1,702,799
WATER — 0.3%
American Water Capital Corp.:
2.30%, 6/1/2031 (a)	634,000	567,734
2.95%, 9/1/2027	200,000	196,402
3.45%, 6/1/2029	1,000,000	972,660
4.20%, 9/1/2048	1,200,000	953,868
4.45%, 6/1/2032	586,000	576,741
5.20%, 4/1/2036 (d)	250,000	250,220
5.70%, 9/1/2055	600,000	587,094
Essential Utilities, Inc.:
3.57%, 5/1/2029 (a)	200,000	194,350
4.28%, 5/1/2049	950,000	743,945
4.80%, 8/15/2027	375,000	376,384
5.13%, 3/15/2036	125,000	123,243
5.25%, 8/15/2035	118,000	118,018
		5,660,659
TOTAL CORPORATE BONDS & NOTES (Cost $1,876,249,307)		1,849,764,379

	Shares
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g)	11,183,685	11,183,685
State Street Navigator Securities Lending Portfolio II (h) (i)	96,182,782	96,182,782
TOTAL SHORT-TERM INVESTMENTS (Cost $107,366,467)		107,366,467
TOTAL INVESTMENTS — 103.3% (Cost $1,983,615,774)		1,957,130,846
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(61,955,823)
NET ASSETS — 100.0%		$1,895,175,023

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2026. Maturity date shown is the final maturity.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,849,764,379	$—	$1,849,764,379
Short-Term Investments	107,366,467	—	—	107,366,467
TOTAL INVESTMENTS	$107,366,467	$1,849,764,379	$—	$1,957,130,846
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,302,533	$9,302,533	$217,568,159	$215,687,007	$—	$—	11,183,685	$11,183,685	$307,015
State Street Navigator Securities Lending Portfolio II	90,475,855	90,475,855	342,966,220	337,259,293	—	—	96,182,782	96,182,782	216,003
Total		$99,778,388	$560,534,379	$552,946,300	$—	$—		$107,366,467	$523,018
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.5%
ADVERTISING — 1.2%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (a) (b)	$3,354,725	$2,490,884
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	6,653,000	6,973,076
7.50%, 6/1/2029 (a) (b)	9,066,000	9,102,536
7.50%, 3/15/2033 (a)	6,175,000	6,540,992
7.75%, 4/15/2028 (a)	4,813,000	4,838,124
7.88%, 4/1/2030 (a)	9,172,200	9,610,631
CMG Media Corp. 8.88%, 6/18/2029 (a)	4,241,866	3,661,536
Lamar Media Corp.:
3.63%, 1/15/2031	4,285,000	3,972,409
3.75%, 2/15/2028	5,539,000	5,389,336
4.00%, 2/15/2030	1,614,000	1,541,305
4.88%, 1/15/2029	2,694,000	2,666,252
5.38%, 11/1/2033 (a) (b)	628,000	618,021
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (a)	18,090,400	18,157,334
9.50%, 2/15/2033 (a)	8,994,000	8,760,426
10.38%, 5/15/2031 (a)	9,318,000	9,423,200
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	7,239,000	6,999,389
4.63%, 3/15/2030 (a)	738,000	712,200
5.00%, 8/15/2027 (a)	7,769,000	7,756,803
7.38%, 2/15/2031 (a)	2,568,000	2,679,297
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,516,000	6,211,247
		118,104,998
AEROSPACE & DEFENSE — 2.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	9,938,000	10,127,120
ATI, Inc.:
4.88%, 10/1/2029	1,613,000	1,591,757
5.13%, 10/1/2031	8,000	7,903
5.88%, 12/1/2027	3,888,000	3,890,488
7.25%, 8/15/2030	3,316,000	3,443,865
Bombardier, Inc.:
6.75%, 6/15/2033 (a)	4,327,000	4,472,128
7.00%, 6/1/2032 (a)	3,318,000	3,440,799
7.25%, 7/1/2031 (a)	7,522,000	7,883,357
7.45%, 5/1/2034 (a)	6,704,000	7,241,527
7.50%, 2/1/2029 (a)	3,859,000	4,004,330
8.75%, 11/15/2030 (a)	3,089,000	3,288,488
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	4,590,000	4,559,522
Security Description	Principal Amount	Value
Goat Holdco LLC 6.75%, 2/1/2032 (a)	$5,544,000	$5,606,536
Moog, Inc.:
4.25%, 12/15/2027 (a)	7,909,000	7,909,000
5.50%, 10/15/2034 (a)	1,932,000	1,939,612
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	4,500	4,502
TransDigm, Inc.:
4.63%, 1/15/2029	4,269,000	4,193,567
4.88%, 5/1/2029	123,900	122,108
6.00%, 1/15/2033 (a)	10,896,000	10,903,954
6.13%, 7/31/2034 (a)	4,977,000	4,902,992
6.25%, 1/31/2034 (a)	2,938,000	2,970,054
6.38%, 3/1/2029 (a)	19,413,000	19,807,666
6.38%, 5/31/2033 (a)	19,918,000	19,861,035
6.63%, 3/1/2032 (a)	22,432,000	22,918,774
6.75%, 8/15/2028 (a)	14,098,000	14,258,999
6.75%, 1/31/2034 (a)	14,032,000	14,219,889
6.88%, 12/15/2030 (a)	7,581,000	7,773,936
7.13%, 12/1/2031 (a)	10,767,000	11,120,911
		202,464,819
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	5,195,300	5,191,456
6.00%, 6/15/2030 (a)	8,454,000	8,538,286
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	1,762,000	1,809,345
		15,539,087
AIRLINES — 0.7%
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	4,488,000	4,502,047
American Airlines, Inc. 7.25%, 2/15/2028 (a) (b)	4,020,000	4,045,969
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	21,900,376	21,729,772
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a) (b)	12,461,000	11,776,393
OneSky Flight LLC 8.88%, 12/15/2029 (a)	6,603,000	6,809,212
United Airlines Holdings, Inc.:
4.88%, 3/1/2029	6,798,000	6,670,130
5.38%, 3/1/2031	2,496,000	2,444,532
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	7,080,000	6,111,668
7.88%, 5/1/2027 (a)	3,849,000	3,788,725
		67,878,448
APPAREL — 0.5%
Beach Acquisition Bidco LLC 10.00%, 7/15/2033 (a)	14,078,362	14,965,580
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	$5,740,700	$6,014,589
Crocs, Inc.:
4.13%, 8/15/2031 (a)	237,000	214,004
4.25%, 3/15/2029 (a)	1,582,000	1,518,625
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	2,007,000	1,900,770
Under Armour, Inc. 7.25%, 7/15/2030 (a)	1,345,000	1,359,889
VF Corp.:
2.80%, 4/23/2027	3,279,000	3,191,647
2.95%, 4/23/2030	8,198,000	7,320,978
6.00%, 10/15/2033 (b)	688,000	690,924
6.45%, 11/1/2037	1,375,000	1,309,743
William Carter Co. 7.38%, 2/15/2031 (a)	6,994,000	7,140,454
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	801,000	741,542
		46,368,745
AUTO MANUFACTURERS — 1.3%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	6,744,500	6,277,983
4.75%, 10/1/2027 (a)	3,243,000	3,226,785
5.88%, 6/1/2029 (a)	588,500	593,226
5.88%, 12/1/2033 (a)	1,504,000	1,495,141
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	7,559,000	5,790,799
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	1,769,500	1,737,242
5.50%, 7/15/2029 (a) (b)	1,641,000	1,598,383
5.88%, 1/15/2028 (a)	3,739,000	3,711,331
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	10,267,600	10,421,511
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	3,917,000	4,186,686
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	4,804,000	4,721,131
2.45%, 9/15/2028 (a)	243,000	222,107
2.75%, 3/9/2028 (a)	7,690,000	7,184,459
5.30%, 9/13/2027 (a)	658,000	653,756
5.63%, 9/29/2028 (a)	5,709,000	5,593,850
6.13%, 9/30/2030 (a)	5,751,000	5,531,369
7.05%, 9/15/2028 (a)	7,733,000	7,852,862
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	12,777,000	12,424,099
4.81%, 9/17/2030 (a)	19,335,000	17,525,824
7.50%, 7/17/2030 (a)	7,968,000	8,030,389
7.75%, 7/17/2032 (a)	8,159,000	8,262,701
8.13%, 7/17/2035 (a)	9,593,000	9,884,148
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	3,216,000	3,046,067
Security Description	Principal Amount	Value
Wabash National Corp. 4.50%, 10/15/2028 (a) (b)	$4,361,700	$3,839,953
		133,811,802
AUTO PARTS & EQUIPMENT — 1.9%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	2,880,010	2,922,490
7.50%, 2/15/2033 (a) (b)	8,186,000	8,287,588
8.25%, 4/15/2031 (a)	296,000	307,227
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	4,372,000	4,167,915
6.38%, 10/15/2032 (a)	8,841,000	8,748,081
7.75%, 10/15/2033 (a)	8,889,000	8,654,864
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (c)	5,897,000	5,950,545
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	6,439,000	6,519,101
6.75%, 2/15/2030 (a)	3,051,000	3,107,901
6.75%, 9/15/2032 (a)	6,855,000	6,912,925
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	8,668,000	8,192,734
Cyprium Corp./Cyprium Holdings Luxembourg SARL:
6.13%, 4/15/2031 (a)	3,622,000	3,581,144
6.38%, 4/15/2034 (a)	2,712,000	2,635,305
Dana, Inc.:
4.25%, 9/1/2030	359,000	339,198
4.50%, 2/15/2032	2,118,000	1,978,636
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	3,307,000	2,945,346
Forvia SE:
6.75%, 9/15/2033 (a)	4,067,000	3,967,969
8.00%, 6/15/2030 (a) (b)	4,348,000	4,490,962
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	9,884,000	10,223,417
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	4,950,000	4,899,955
5.00%, 7/15/2029	6,202,000	5,883,899
5.25%, 7/15/2031	9,593,000	8,592,738
5.63%, 4/30/2033 (b)	1,273,000	1,117,758
6.63%, 7/15/2030 (b)	472,000	461,838
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	5,083,929	5,077,117
7.75%, 11/15/2030 (a)	3,372,273	3,431,659
8.00%, 11/15/2032 (a)	4,078,692	4,198,809
Phinia, Inc.:
6.63%, 10/15/2032 (a)	2,388,500	2,420,076
6.75%, 4/15/2029 (a)	5,998,000	6,122,458
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (a)	5,318,000	5,324,647
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 8/15/2033 (a)	$4,639,000	$4,706,497
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	3,205,000	1,295,685
Tenneco, Inc. 8.00%, 11/17/2028 (a)	13,744,900	13,724,145
Titan International, Inc. 7.00%, 4/30/2028	4,765,000	4,753,183
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	5,930,000	5,758,089
6.88%, 4/14/2028 (a)	2,186,064	2,208,384
6.88%, 4/23/2032 (a)	2,502,000	2,386,483
7.13%, 4/14/2030 (a)	4,786,000	4,724,213
7.50%, 3/24/2031 (a)	13,034,000	12,787,918
		193,808,899
BANKS — 0.1%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	1,820,000	1,672,744
Banc of California 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (c)	300	298
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	2,961,000	3,177,390
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	395,000	394,142
12.25%, 10/1/2030 (a)	4,741,500	5,117,501
Popular, Inc. 7.25%, 3/13/2028 (b)	2,165,000	2,240,234
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (c)	2,437,000	2,424,620
		15,026,929
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	5,418,000	5,265,267
6.25%, 4/1/2029 (a)	1,445,000	1,447,601
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,554,000	1,542,873
		8,255,741
BIOTECHNOLOGY — 0.2%
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/2034 (a)	4,926,000	4,841,420
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,007,000	857,048
Genmab AS/Genmab Finance LLC:
6.25%, 12/15/2032 (a)	7,688,000	7,881,430
7.25%, 12/15/2033 (a)	5,484,000	5,735,606
		19,315,504
CHEMICALS — 2.9%
Ashland, Inc.:
3.38%, 9/1/2031 (a) (b)	80,000	71,736
6.88%, 5/15/2043	1,326,000	1,294,096
Security Description	Principal Amount	Value
ASP Unifrax Holdings, Inc.:
7.10%, 9/30/2029 (a)	$5,522,044	$325,414
11.18%, 9/30/2029 (a)	2,391,703	1,212,163
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	6,084,000	6,369,400
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	4,422,000	4,179,807
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	2,130,000	2,115,623
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030 (b)	6,904,000	7,037,316
6.75%, 4/15/2033 (b)	4,491,500	4,606,932
6.85%, 11/15/2028	7,060,000	7,341,976
7.00%, 2/15/2031	7,620,000	7,818,882
7.05%, 11/15/2030	4,368,000	4,619,946
7.17%, 7/15/2027 (b)	522,000	533,103
7.20%, 11/15/2033	6,230,000	6,653,142
7.33%, 7/15/2029	6,907,000	7,213,049
7.38%, 7/15/2032	4,933,000	5,151,335
7.38%, 2/15/2034 (b)	7,391,000	7,581,910
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	5,746,000	5,717,327
Chemours Co.:
4.63%, 11/15/2029 (a)	3,060,000	2,874,503
5.75%, 11/15/2028 (a)	4,872,309	4,832,746
7.88%, 3/15/2034 (a)	994,000	993,662
8.00%, 1/15/2033 (a) (b)	4,016,000	4,037,566
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	3,591,000	3,343,688
12.00%, 2/15/2031 (a)	3,167,000	3,113,636
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	6,850,000	6,817,805
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,955,000	4,822,553
FMC Corp.:
3.45%, 10/1/2029 (b)	4,329,000	3,875,537
4.50%, 10/1/2049	2,515,000	1,558,319
5.65%, 5/18/2033 (b)	3,638,000	3,219,339
6.38%, 5/18/2053 (b)	1,492,000	1,123,655
5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (c)	4,714,000	3,053,729
HB Fuller Co.:
4.00%, 2/15/2027	2,433,000	2,397,892
4.25%, 10/15/2028	4,283,000	4,140,333
Herens Holdco SARL 4.75%, 5/15/2028 (a) (b)	3,252,000	2,738,086
Huntsman International LLC:
2.95%, 6/15/2031	4,782,000	3,945,389
4.50%, 5/1/2029	5,666,000	5,306,776
5.70%, 10/15/2034 (b)	421,000	387,741
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	$3,879,000	$3,750,411
7.50%, 4/15/2029 (a) (b)	4,309,000	4,181,238
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	2,592,000	2,129,691
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,801,000	5,563,159
Innophos Holdings, Inc.:
9.38%, 2/15/2028 (a) (b)	961,000	955,916
11.50%, 6/15/2029 (a)	3,644,395	3,033,777
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	2,069,000	1,934,412
Methanex Corp.:
5.13%, 10/15/2027	8,474,000	8,419,936
5.25%, 12/15/2029 (b)	4,496,000	4,449,691
5.65%, 12/1/2044 (b)	2,166,000	1,926,722
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a) (b)	4,629,000	4,737,226
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a)	3,508,000	3,414,056
5.25%, 6/1/2027 (a)	3,896,000	3,892,299
7.00%, 12/1/2031 (a)	1,478,000	1,562,542
8.50%, 11/15/2028 (a)	3,670,000	3,820,323
9.00%, 2/15/2030 (a)	6,512,000	6,877,128
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	1,943,000	1,754,160
Olin Corp.:
5.00%, 2/1/2030 (b)	4,030,766	3,869,414
5.63%, 8/1/2029	2,694,500	2,660,010
6.63%, 4/1/2033 (a)	5,337,000	5,218,465
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	3,196,300	3,061,960
6.25%, 10/1/2029 (a)	1,822,000	1,728,477
6.75%, 8/1/2032 (a)	6,620,000	6,307,668
7.25%, 6/15/2031 (a)	8,612,000	8,421,503
7.25%, 2/15/2033 (a)	13,085,000	12,506,512
Perimeter Holdings LLC 6.25%, 1/15/2034 (a)	2,402,000	2,359,004
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	3,936,000	4,049,475
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	6,768,000	6,690,642
6.63%, 5/1/2029 (a)	1,483,000	1,475,644
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	7,103,000	6,916,830
SNF Group SACA:
3.13%, 3/15/2027 (a) (b)	301,000	301,000
3.38%, 3/15/2030 (a)	1,959,000	1,811,448
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	3,026,000	2,983,757
Security Description	Principal Amount	Value
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63%, 5/3/2029 (a) (d)	$3,132,247	$81,063
Tronox, Inc.:
4.63%, 3/15/2029 (a) (b)	7,771,000	6,225,581
9.13%, 9/30/2030 (a)	833,000	831,767
WR Grace Holdings LLC:
5.63%, 8/15/2029 (a)	9,141,500	8,394,822
6.63%, 8/15/2032 (a)	2,876,500	2,803,092
7.00%, 8/1/2033 (a)	3,382,000	3,295,184
7.38%, 3/1/2031 (a)	101,000	101,207
		296,923,324
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	4,991,000	5,192,836
Conuma Resources Ltd. 13.13%, 5/1/2028 (a)	2,000	1,955
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	3,321,000	2,995,741
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,199,000	4,696,153
		12,886,685
COMMERCIAL SERVICES — 4.8%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	5,582,213	5,332,632
4.88%, 7/15/2032 (a)	7,427,091	6,962,898
5.88%, 10/15/2033 (a)	4,969,000	4,817,197
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	10,176,000	10,370,870
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	20,143,500	20,776,006
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	4,743,361	4,587,162
6.88%, 6/15/2030 (a)	4,918,000	4,993,639
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	11,355,374	11,104,484
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	3,107,000	2,771,289
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	1,782,000	1,675,205
6.50%, 1/15/2031 (a)	4,266,000	4,180,595
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	1,874,000	1,785,810
4.75%, 10/15/2029 (a)	3,228,000	3,126,479
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	$2,429,000	$2,364,316
5.38%, 3/1/2029 (a) (b)	5,029,925	4,806,295
5.75%, 7/15/2027 (a)	2,282,000	2,278,224
8.00%, 2/15/2031 (a) (b)	1,811,309	1,766,008
8.25%, 1/15/2030 (a) (b)	3,038,000	3,057,656
8.38%, 6/15/2032 (a) (b)	7,188,000	7,159,176
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	5,995,000	6,025,754
Block, Inc.:
3.50%, 6/1/2031	4,872,000	4,426,797
5.63%, 8/15/2030 (a)	6,980,000	6,942,308
6.00%, 8/15/2033 (a)	7,933,000	7,803,295
6.50%, 5/15/2032	14,984,000	15,068,060
Brink's Co.:
4.63%, 10/15/2027 (a)	1,757,000	1,736,953
6.50%, 6/15/2029 (a)	4,117,000	4,175,997
6.75%, 6/15/2032 (a)	8,109,000	8,220,661
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	2,889,000	2,744,839
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	2,808,000	2,519,422
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	2,385,000	2,364,250
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	5,288,000	4,992,348
4.88%, 7/1/2029 (a)	2,605,000	2,242,723
CompoSecure Holdings LLC 5.63%, 2/1/2033 (a)	5,152,000	5,037,110
CoreCivic, Inc. 8.25%, 4/15/2029	2,724,000	2,842,766
CPI CG, Inc. 10.00%, 7/15/2029 (a)	943,000	993,894
Deluxe Corp. 8.13%, 9/15/2029 (a)	7,426,000	7,731,506
EquipmentShare.com, Inc.:
8.63%, 5/15/2032 (a)	4,829,000	5,043,987
9.00%, 5/15/2028 (a)	10,494,000	10,834,740
Garda World Security Corp.:
6.00%, 6/1/2029 (a) (b)	5,929,879	5,655,978
6.50%, 1/15/2031 (a)	3,723,000	3,780,074
7.75%, 2/15/2028 (a)	3,201,000	3,260,218
8.25%, 8/1/2032 (a)	2,967,000	2,942,018
8.38%, 11/15/2032 (a)	5,681,000	5,700,259
GEO Group, Inc.:
8.63%, 4/15/2029	4,447,076	4,619,000
10.25%, 4/15/2031	6,962,000	7,429,081
Graham Holdings Co. 5.63%, 12/1/2033 (a)	6,864,000	6,711,207
Grand Canyon University 5.13%, 10/1/2028	3,830,000	3,801,620
Herc Holdings, Inc.:
5.75%, 3/15/2031 (a)	260,000	256,227
Security Description	Principal Amount	Value
6.00%, 3/15/2034 (a)	$3,869,000	$3,738,692
6.63%, 6/15/2029 (a)	10,395,000	10,570,468
7.00%, 6/15/2030 (a)	11,656,000	11,961,504
7.25%, 6/15/2033 (a)	9,154,000	9,398,595
Hertz Corp.:
4.63%, 12/1/2026 (a)	117,000	104,454
5.00%, 12/1/2029 (a) (b)	6,844,000	2,891,795
12.63%, 7/15/2029 (a) (b)	8,818,000	7,735,679
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a)	9,045,000	7,006,619
Korn Ferry 4.63%, 12/15/2027 (a)	266,000	263,633
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	1,265,000	1,253,109
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	3,548,208	2,466,501
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	6,930,000	6,781,559
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	3,242,000	1,352,530
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a) (b)	397,000	326,890
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	4,210,771	4,102,470
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	5,415,372	5,163,990
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,672,000	5,497,643
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	9,750,000	9,910,875
10.88%, 8/1/2029 (a) (b)	3,098,000	3,139,978
Service Corp. International:
3.38%, 8/15/2030	6,250,000	5,775,250
4.00%, 5/15/2031	4,835,000	4,516,180
4.63%, 12/15/2027	805,000	796,185
5.13%, 6/1/2029	5,363,000	5,327,014
5.75%, 10/15/2032	5,931,783	5,925,021
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	8,947,000	8,804,832
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	1,861,000	713,117
Sotheby's 7.38%, 10/15/2027 (a)	6,651,000	6,622,068
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	1,732,000	1,638,905
StoneMor, Inc. 8.50%, 5/15/2029 (a)	3,259,000	3,177,655
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	2,741,000	2,795,354
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	$4,521,411	$4,083,512
7.13%, 8/15/2031 (a)	1,279,000	1,240,847
United Rentals North America, Inc.:
3.75%, 1/15/2032	10,299,000	9,446,552
3.88%, 2/15/2031	7,026,176	6,607,978
4.00%, 7/15/2030	5,365,000	5,095,999
4.88%, 1/15/2028 (b)	11,310,132	11,263,760
5.25%, 1/15/2030	858,000	854,216
5.38%, 11/15/2033 (a)	12,829,000	12,497,242
6.13%, 3/15/2034 (a)	8,147,000	8,265,457
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	5,553,700	5,387,145
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	9,236,000	9,590,570
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	2,317,000	2,238,431
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	482,000	489,702
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	7,051,000	7,209,647
WEX, Inc. 6.50%, 3/15/2033 (a)	3,219,000	3,151,819
Williams Scotsman, Inc.:
6.63%, 6/15/2029 (a)	4,914,000	4,966,580
6.63%, 4/15/2030 (a)	4,101,000	4,156,528
		486,123,583
COMPUTERS — 0.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	2,340,000	2,289,830
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	2,586,000	1,788,736
Crane NXT Co. 4.20%, 3/15/2048	2,447,000	1,476,911
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	303,000	288,311
KBR, Inc. 4.75%, 9/30/2028 (a)	674,000	660,035
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	13,290,057	10,963,101
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	2,893,000	2,787,434
5.13%, 4/15/2029 (a)	877,000	840,333
Science Applications International Corp. 4.88%, 4/1/2028 (a)	4,499,000	4,426,071
Vericast Corp. 12.50%, 12/15/2027 (a)	225,000	219,838
Virtusa Corp. 7.13%, 12/15/2028 (a)	2,494,000	1,949,261
		27,689,861
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 2.0%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	$3,249,000	$1,456,754
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (a)	2,682,000	2,766,161
Boise Cascade Co. 4.88%, 7/1/2030 (a) (b)	3,453,122	3,401,912
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	7,931,500	7,314,667
5.00%, 3/1/2030 (a)	10,039,000	9,782,202
6.38%, 3/1/2034 (a)	6,817,000	6,756,397
6.75%, 5/15/2035 (a)	6,779,000	6,783,000
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	5,662,000	3,312,270
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	1,482,000	269,428
9.50%, 8/15/2029 (a) (b)	3,207,000	1,911,757
CP Atlas Buyer, Inc.:
9.75%, 7/15/2030 (a)	100,000	94,161
12.75%, 1/15/2031 (a)	3,424,424	2,688,104
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	17,795,400	18,116,429
6.75%, 7/15/2031 (a)	1,908,000	1,964,935
Griffon Corp. 5.75%, 3/1/2028	4,230,000	4,207,750
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	975,000	969,179
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a) (b)	2,313,750	1,099,587
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	1,224,000	830,814
Knife River Corp. 7.75%, 5/1/2031 (a)	1,243,700	1,289,505
Masterbrand, Inc. 7.00%, 7/15/2032 (a) (b)	8,434,000	8,255,790
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	4,168,000	3,990,360
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	4,545,000	3,933,061
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,833,000	4,775,197
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	4,578,000	1,718,352
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	31,815,500	32,337,911
6.75%, 3/1/2033 (a)	6,760,000	6,866,470
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	$8,687,898	$8,625,780
8.88%, 11/15/2031 (a)	9,832,000	10,056,170
Standard Building Solutions, Inc.:
5.88%, 3/15/2034 (a)	2,962,000	2,865,054
6.25%, 8/1/2033 (a)	5,908,000	5,848,329
6.50%, 8/15/2032 (a)	7,570,500	7,608,125
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	11,067,000	9,943,589
4.38%, 7/15/2030 (a)	15,751,000	14,871,307
4.75%, 1/15/2028 (a)	6,075,000	6,013,156
Wilsonart LLC 11.00%, 8/15/2032 (a)	4,125,000	2,990,873
		205,714,536
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	5,933,000	5,625,018
4.00%, 1/15/2028 (a)	6,283,000	6,163,435
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	2,795,800	2,722,494
Gates Corp. 6.88%, 7/1/2029 (a)	933,500	956,567
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	4,703,905	4,777,615
7.75%, 3/15/2031 (a)	2,994,000	3,111,844
Resideo Funding, Inc.:
4.00%, 9/1/2029 (a)	2,062,000	1,948,879
6.50%, 7/15/2032 (a)	8,239,000	8,129,586
S&S Holdings LLC 8.38%, 10/1/2031 (a)	3,424,000	3,022,604
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	2,919,000	2,722,113
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	6,231,864	6,454,653
		45,634,808
DIVERSIFIED FINANCIAL SERVICES — 5.1%
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (c)	6,212,000	5,990,915
6.70%, 2/14/2033 (b)	1,213,500	1,222,735
Aretec Group, Inc.:
7.50%, 4/1/2029 (a) (b)	2,689,000	2,662,809
10.00%, 8/15/2030 (a)	4,828,000	5,128,688
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	3,533,000	3,188,744
Avation Group S Pte. Ltd. 8.50%, 5/15/2031 (a) (b)	1,200,000	1,127,052
Azorra Finance Ltd.:
6.25%, 2/15/2034 (a)	2,476,000	2,304,438
7.25%, 1/15/2031 (a)	5,345,000	5,392,945
7.75%, 4/15/2030 (a)	5,510,000	5,689,957
Security Description	Principal Amount	Value
Bread Financial Holdings, Inc.:
6.75%, 5/15/2031 (a)	$800,000	$793,840
5 yr. CMT + 4.30%, 8.38%, 6/15/2035 (a) (b) (c)	2,069,000	2,091,490
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (a)	4,291,000	3,786,507
7.50%, 7/15/2033 (a)	286,000	238,084
8.50%, 1/15/2034 (a)	4,598,000	3,931,336
9.25%, 7/1/2031 (a)	6,854,000	6,189,093
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	3,496,000	3,027,082
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	4,875,000	4,565,438
3.63%, 10/1/2031 (a)	3,905,000	3,301,443
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	1,911,500	1,863,942
9.25%, 12/15/2028 (a)	2,637,000	2,742,111
CrossCountry Intermediate HoldCo LLC:
6.50%, 10/1/2030 (a)	701,000	668,193
6.75%, 12/1/2032 (a)	6,843,000	6,444,737
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a) (b)	1,157,000	1,156,155
8.50%, 5/15/2030 (a)	4,527,000	4,787,393
9.25%, 4/1/2029 (a)	6,775,000	7,112,327
Enova International, Inc.:
9.13%, 8/1/2029 (a)	4,383,000	4,500,903
11.25%, 12/15/2028 (a)	3,912,000	4,135,062
EZCORP, Inc. 7.38%, 4/1/2032 (a)	1,660,000	1,731,480
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	4,600,000	4,575,942
Freedom Mortgage Holdings LLC:
6.88%, 5/1/2031 (a)	3,564,000	3,331,841
8.38%, 4/1/2032 (a)	2,316,000	2,280,102
9.13%, 5/15/2031 (a)	7,907,000	8,032,721
9.25%, 2/1/2029 (a)	11,464,000	11,624,496
GGAM Finance Ltd.:
6.88%, 4/15/2029 (a)	3,498,000	3,579,643
8.00%, 2/15/2027 (a)	6,495,327	6,554,434
8.00%, 6/15/2028 (a)	7,558,000	7,841,047
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	8,134,000	8,248,445
goeasy Ltd.:
6.88%, 5/15/2030 (a) (b)	3,419,000	2,826,556
6.88%, 2/15/2031 (a)	50,000	40,264
7.38%, 10/1/2030 (a)	1,652,000	1,367,360
7.63%, 7/1/2029 (a)	6,032,000	5,309,427
9.25%, 12/1/2028 (a)	5,324,000	4,955,632
Hightower Holding LLC:
6.75%, 4/15/2029 (a)	499,700	489,406
9.13%, 1/31/2030 (a)	37,000	37,720
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	$1,375,000	$1,331,743
6.13%, 11/1/2032 (a)	12,048,000	11,936,195
6.75%, 5/1/2033 (a)	14,389,000	14,605,123
7.13%, 4/30/2031 (a)	14,050,000	14,454,499
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	7,181,000	6,700,950
6.63%, 10/15/2031 (a)	5,568,000	5,299,233
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (a)	4,356,000	4,543,613
9.50%, 2/15/2029 (a)	2,382,000	2,499,861
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	3,712,000	3,116,038
8.75%, 11/1/2027 (a)	1,284,547	1,204,789
LFS Topco LLC 8.75%, 7/15/2030 (a) (b)	2,199,000	2,098,242
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	25,000	25,358
Navient Corp.:
4.88%, 3/15/2028	723,000	682,346
5.50%, 3/15/2029 (b)	9,172,800	8,452,827
Series A, 5.63%, 8/1/2033 (b)	3,800,000	2,963,620
7.88%, 6/15/2032 (b)	2,117,000	1,894,524
9.38%, 7/25/2030	4,851,165	4,733,718
11.50%, 3/15/2031	3,991,100	4,051,805
OneMain Finance Corp.:
3.50%, 1/15/2027	1,409,000	1,384,188
3.88%, 9/15/2028	6,147,000	5,844,076
4.00%, 9/15/2030	4,317,000	3,893,459
6.13%, 5/15/2030	1,107,000	1,081,816
6.50%, 3/15/2033	4,267,000	4,082,836
6.63%, 1/15/2028	666,000	669,883
6.63%, 5/15/2029	10,865,000	10,915,740
6.75%, 3/15/2032	6,466,000	6,280,102
6.75%, 9/15/2033	5,729,000	5,505,053
7.13%, 11/15/2031	3,863,000	3,838,586
7.13%, 9/15/2032	3,948,000	3,889,964
7.50%, 5/15/2031 (b)	10,172,000	10,274,432
7.88%, 3/15/2030	6,388,000	6,591,586
Osaic Holdings, Inc.:
6.75%, 8/1/2032 (a)	3,475,000	3,470,900
8.00%, 8/1/2033 (a)	4,332,000	4,277,417
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	4,000	3,794
5.75%, 9/15/2031 (a)	6,944,400	6,450,375
6.75%, 2/15/2034 (a)	2,973,000	2,784,333
6.88%, 5/15/2032 (a)	4,944,500	4,772,382
6.88%, 2/15/2033 (a)	6,602,000	6,323,528
7.13%, 11/15/2030 (a)	5,285,000	5,273,373
7.88%, 12/15/2029 (a)	9,253,000	9,483,400
Security Description	Principal Amount	Value
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	$7,107,000	$6,835,797
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	7,869,000	7,912,279
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	7,601,000	7,293,236
PRA Group, Inc.:
8.38%, 2/1/2028 (a)	4,346,000	4,381,290
8.88%, 1/31/2030 (a)	5,737,000	5,798,214
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	6,710,000	6,889,492
Rfna LP 7.88%, 2/15/2030 (a)	3,699,000	3,534,616
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	13,184,000	13,313,335
6.38%, 8/1/2033 (a)	11,596,000	11,717,062
6.50%, 8/1/2029 (a)	11,052,000	11,189,376
7.13%, 2/1/2032 (a)	4,416,000	4,547,906
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.63%, 3/1/2029 (a)	9,410,000	8,916,257
3.88%, 3/1/2031 (a)	5,255,500	4,849,197
4.00%, 10/15/2033 (a)	294,000	263,724
SLM Corp.:
3.13%, 11/2/2026	222,000	219,982
6.50%, 1/31/2030	1,159,000	1,140,421
Stonebriar ABF Issuer LLC 8.13%, 12/15/2030 (a)	3,619,000	3,762,493
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	7,566,000	7,665,342
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	5,725,000	5,956,061
Synchrony Financial 7.25%, 2/2/2033	6,953,000	7,091,921
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	1,939,000	1,977,567
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	5,017,000	4,695,360
5.75%, 6/15/2027 (a)	6,042,800	5,949,560
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	2,929,000	2,667,528
6.63%, 2/1/2030 (a)	8,771,000	8,271,755
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	1,785,000	1,783,608
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	1,551,500	1,595,361
		514,774,382
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 3.2%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (c)	$4,036,000	$3,764,135
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	8,237,500	8,178,025
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	8,315,000	8,056,902
Alpha Generation LLC:
6.25%, 1/15/2034 (a)	6,772,000	6,667,643
6.75%, 10/15/2032 (a)	4,645,000	4,717,090
Atlantica Sustainable Infrastructure Ltd. 4.13%, 6/15/2028 (a)	4,819,000	4,667,346
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	6,946,000	6,789,576
Calpine LLC:
3.75%, 3/1/2031 (a)	50,000	47,626
4.63%, 2/1/2029 (a)	290,400	290,400
5.00%, 2/1/2031 (a)	5,000	5,125
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	3,452,000	3,202,213
3.75%, 1/15/2032 (a)	13,000	11,873
4.75%, 3/15/2028 (a)	6,378,000	6,301,592
5.75%, 1/15/2034 (a)	4,299,000	4,234,644
Constellation Energy Generation LLC:
4.63%, 2/1/2029 (a)	1,096,000	1,082,760
5.00%, 2/1/2031 (a)	2,209,000	2,215,163
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	4,578,000	4,623,460
DPL LLC 4.35%, 4/15/2029	6,363,000	6,112,998
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (c)	3,827,100	3,914,243
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	6,047,000	6,148,227
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (c)	9,065,000	10,490,562
Emera U.S. Finance LLC:
Series A, 5 yr. CMT + 2.87%, 6.65%, 10/1/2056 (c)	1,833,000	1,833,220
Series B, 5 yr. CMT + 2.65%, 6.85%, 10/1/2056 (c)	1,825,000	1,827,427
EUSHI Finance, Inc.:
5 yr. CMT + 2.51%, 6.25%, 4/1/2056 (c)	2,933,000	2,881,203
Security Description	Principal Amount	Value
5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (c)	$5,275,000	$5,420,010
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	3,017,000	3,012,173
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	4,524,000	4,224,375
Lightning Power LLC 7.25%, 8/15/2032 (a)	9,690,340	10,095,105
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,709,000	5,425,605
3.63%, 2/15/2031 (a)	4,286,686	3,958,926
3.88%, 2/15/2032 (a)	200,000	183,516
5.25%, 6/15/2029 (a)	11,730,000	11,626,893
5.75%, 1/15/2028	1,820,000	1,824,677
5.75%, 7/15/2029 (a)	7,821,746	7,809,701
5.75%, 1/15/2034 (a)	9,208,000	9,103,489
6.00%, 2/1/2033 (a)	2,750,713	2,760,478
6.00%, 1/15/2036 (a)	14,907,000	14,770,750
6.25%, 11/1/2034 (a)	6,357,000	6,402,707
PacifiCorp:
5 yr. CMT + 3.29%, 7.13%, 8/15/2056 (c)	8,988,000	8,504,356
5 yr. CMT + 3.32%, 7.38%, 9/15/2055 (c)	5,322,000	5,065,692
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,982,000	4,875,684
PG&E Corp.:
5.00%, 7/1/2028	4,315,000	4,277,632
5.25%, 7/1/2030	6,611,000	6,523,404
5 yr. CMT + 3.23%, 6.85%, 9/15/2056 (c)	6,570,000	6,470,793
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (c)	9,901,000	9,956,743
Puget Energy, Inc.:
5 yr. CMT + 2.96%, 7.00%, 9/15/2056 (a) (c)	1,768,000	1,751,540
5 yr. CMT + 2.85%, 7.25%, 9/15/2056 (a) (c)	1,060,000	1,055,400
Talen Energy Supply LLC:
6.25%, 2/1/2034 (a)	11,426,000	11,348,303
6.50%, 2/1/2036 (a)	11,256,000	11,344,360
8.63%, 6/1/2030 (a)	7,208,000	7,550,380
TransAlta Corp.:
5.88%, 2/1/2034	1,430,000	1,422,035
6.50%, 3/15/2040	811,000	801,268
TXNM Energy, Inc. 5 yr. CMT + 3.25%, 7.00%, 7/31/2056 (a) (c)	2,404,000	2,392,894
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	5,851,500	5,837,047
5.63%, 2/15/2027 (a)	4,928,000	4,927,704
VoltaGrid LLC 7.38%, 11/1/2030 (a)	14,665,000	15,132,374
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/2027 (a)	$3,661,000	$3,624,976
7.25%, 1/15/2029 (a) (b)	6,129,050	6,330,267
7.75%, 4/15/2034 (a) (b)	4,580,000	4,729,674
8.38%, 1/15/2031 (a) (b)	6,926,000	7,306,307
8.63%, 3/15/2033 (a)	2,254,000	2,383,199
		318,293,890
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	7,397,000	7,048,379
4.75%, 6/15/2028 (a)	1,944,000	1,914,063
6.00%, 9/15/2033 (a) (b)	169,000	158,409
EnerSys:
4.38%, 12/15/2027 (a)	5,485,000	5,437,335
6.63%, 1/15/2032 (a)	4,172,000	4,266,830
WESCO Distribution, Inc.:
5.50%, 4/15/2034 (a)	2,356,000	2,322,168
6.38%, 3/15/2029 (a)	7,653,000	7,789,836
6.38%, 3/15/2033 (a)	7,834,000	7,986,841
6.63%, 3/15/2032 (a)	6,922,000	7,079,960
7.25%, 6/15/2028 (a)	9,671,000	9,725,931
		53,729,752
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a) (b)	57,000	53,493
Coherent Corp. 5.00%, 12/15/2029 (a)	8,709,000	8,545,010
Imola Merger Corp. 4.75%, 5/15/2029 (a)	15,703,536	15,273,730
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	5,948,000	5,742,080
5.88%, 9/1/2030 (a)	2,596,000	2,598,233
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	5,742,000	5,330,930
4.38%, 2/15/2030 (a)	3,368,000	3,226,544
6.63%, 7/15/2032 (a)	3,596,000	3,672,775
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	7,762,231	7,455,002
		51,897,797
ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	6,407,000	6,157,447
5.00%, 1/31/2028 (a)	6,930,000	6,855,780
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	2,687,345	2,676,488
		15,689,715
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 6.00%, 8/1/2033 (a)	3,443,000	3,440,039
Arcosa, Inc.:
4.38%, 4/15/2029 (a)	1,947,000	1,875,020
Security Description	Principal Amount	Value
6.88%, 8/15/2032 (a)	$7,399,000	$7,588,932
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	3,573,964	3,089,478
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (a) (b)	2,468,000	2,502,601
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	8,076,000	7,382,595
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	3,345,000	3,377,948
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	6,867,000	6,663,119
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	82,000	80,434
7.50%, 4/15/2032 (a)	4,223,000	4,413,626
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	2,381,000	2,380,381
HTA Group Ltd. 7.50%, 6/4/2029 (a)	4,384,000	4,448,883
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	472,000	471,344
TopBuild Corp.:
3.63%, 3/15/2029 (a)	1,806,169	1,718,949
4.13%, 2/15/2032 (a)	4,430,000	4,085,833
5.63%, 1/31/2034 (a)	2,180,000	2,134,285
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	5,754,000	6,305,061
Weekley Homes LLC/Weekley Finance Corp.:
4.88%, 9/15/2028 (a)	4,793,000	4,636,844
6.75%, 1/15/2034 (a)	3,477,000	3,332,878
		69,928,250
ENTERTAINMENT — 3.3%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,056,000	2,428,530
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	3,986,900	1,624,662
Allwyn Entertainment Financing U.K. PLC 7.88%, 4/30/2029 (a)	3,875,000	3,957,499
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	2,420,000	1,731,946
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	1,989,000	2,052,031
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,844,574	4,704,275
Brightstar Lottery PLC 5.25%, 1/15/2029 (a)	2,442,000	2,422,879
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 1/15/2033 (a)	$4,122,000	$4,002,998
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	8,317,000	8,003,699
6.00%, 10/15/2032 (a) (b)	4,290,000	3,948,773
6.50%, 2/15/2032 (a)	12,488,000	12,350,757
7.00%, 2/15/2030 (a)	16,745,500	16,963,861
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	7,544,000	7,446,909
5.50%, 4/1/2027 (a)	4,142,000	4,137,899
5.75%, 4/1/2030 (a)	7,341,000	7,274,050
6.75%, 5/1/2031 (a)	5,130,000	5,224,495
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	5,569,000	5,530,351
7.00%, 8/1/2032 (a) (b)	3,172,618	3,258,659
Discovery Global Holdings, Inc.:
3.76%, 3/15/2027	259,000	255,840
4.05%, 3/15/2029	7,992,000	7,732,899
4.28%, 3/15/2032	20,848,000	18,173,463
5.05%, 3/15/2042	28,492,000	19,008,153
5.14%, 3/15/2052	8,046,000	4,875,715
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	269,000	263,800
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	5,106,000	4,979,116
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	7,023,000	6,554,706
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	8,593,000	8,412,977
7.50%, 9/1/2031 (a)	5,349,000	5,501,019
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	626,000	611,201
4.75%, 10/15/2027 (a)	10,134,000	10,079,783
6.50%, 5/15/2027 (a)	3,896,000	3,902,662
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	6,340,000	5,289,082
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	7,674,621	7,447,222
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	8,756,000	8,944,517
11.88%, 4/15/2031 (a)	6,084,000	6,334,843
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	1,692,000	1,614,523
Motion Finco SARL 8.38%, 2/15/2032 (a)	3,994,000	3,304,636
Muvico LLC 15.00%, 2/19/2029 (a)	4,495,114	4,264,605
Security Description	Principal Amount	Value
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	$3,049,000	$3,146,202
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	6,399,000	6,137,089
Penn Entertainment, Inc.:
5.63%, 1/15/2027 (a)	3,168,500	3,162,797
6.75%, 4/1/2031 (a)	990,000	961,835
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	4,943,000	3,024,473
5.88%, 9/1/2031 (a)	5,227,000	2,935,065
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a)	4,979,000	4,278,007
4.63%, 4/6/2031 (a)	4,559,000	3,601,245
8.45%, 7/27/2030 (a)	4,454,000	4,225,732
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	3,492,000	3,486,972
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	506,000	503,829
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	7,145,000	6,176,281
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	3,870,500	3,709,255
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	6,572,000	6,344,083
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029 (b)	3,727,000	3,564,279
6.50%, 10/1/2028	5,011,000	4,987,248
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 1/15/2032 (a) (b)	4,917,000	4,925,113
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a)	356	356
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	2,641,000	2,633,711
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	1,213,000	1,204,315
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 5/15/2032 (a)	$2,584,500	$2,613,808
Voyager Parent LLC 9.25%, 7/1/2032 (a)	14,234,464	14,821,351
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	8,577,000	8,471,074
6.25%, 3/15/2033 (a) (b)	9,379,037	9,294,907
7.13%, 2/15/2031 (a)	4,927,037	5,176,148
		334,000,210
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
5.13%, 7/15/2029 (a)	2,884,000	2,845,124
5.75%, 10/15/2033 (a)	3,653,000	3,655,959
6.38%, 2/1/2031 (a)	2,181,000	2,214,609
Enviri Corp. 5.75%, 7/31/2027 (a)	4,180,000	4,174,984
GFL Environmental Holdings U.S., Inc. 5.50%, 2/1/2034 (a)	5,172,000	5,074,973
GFL Environmental, Inc.:
4.00%, 8/1/2028 (a)	4,824,500	4,689,124
4.38%, 8/15/2029 (a)	4,287,000	4,165,721
4.75%, 6/15/2029 (a)	10,596,500	10,404,385
Luna 1.5 SARL 12.00%, 7/1/2032 (a)	3,689,000	3,935,315
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	2,078,000	2,029,583
5.88%, 6/30/2029 (a)	7,286,500	7,158,185
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	4,161,000	3,906,763
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	4,170,000	4,228,088
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	5,584,000	5,752,860
		64,235,673
FOOD — 2.3%
Albertsons Cos., Inc. 5.63%, 3/31/2032 (a)	10,150,000	9,987,498
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	7,032,500	6,706,544
4.88%, 2/15/2030 (a)	12,803,000	12,541,947
5.50%, 3/31/2031 (a)	4,614,000	4,563,800
5.75%, 3/31/2034 (a)	9,627,000	9,422,041
6.25%, 3/15/2033 (a)	500	504
6.50%, 2/15/2028 (a)	2,800,000	2,836,316
Aragvi Finance International DAC 11.13%, 11/20/2029 (a)	670,500	645,792
B&G Foods, Inc.:
5.25%, 9/15/2027	466,492	449,848
8.00%, 9/15/2028 (a) (b)	7,139,539	7,032,089
Security Description	Principal Amount	Value
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	$3,892,000	$3,593,328
Chobani Holdco II LLC 8.75%, 10/1/2029 (a)	4,417,450	4,686,782
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	699,000	688,627
7.63%, 7/1/2029 (a)	1,560,000	1,597,346
Fiesta Purchaser, Inc.:
7.88%, 3/1/2031 (a)	3,520,000	3,582,586
9.63%, 9/15/2032 (a) (b)	638,000	652,865
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	2,543,000	2,487,257
Industrial F&B Investments III, Inc. 7.75%, 2/11/2033 (a)	5,814,000	5,873,128
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	651,000	607,975
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	11,076,000	11,534,657
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	2,022,830	1,933,320
4.38%, 1/31/2032 (a)	4,388,000	4,090,055
4.88%, 5/15/2028 (a)	6,746,000	6,682,183
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	4,383,700	4,214,621
5.63%, 3/1/2034 (a)	9,430,000	9,115,227
6.13%, 9/15/2032 (a)	8,566,000	8,596,152
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	7,635,300	6,931,402
4.25%, 4/15/2031	4,370,100	4,184,152
6.25%, 7/1/2033	9,015,800	9,412,766
6.88%, 5/15/2034	5,020,000	5,418,839
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	6,884,000	6,407,834
4.63%, 4/15/2030 (a)	9,488,000	9,118,537
6.25%, 2/15/2032 (a)	9,985,000	10,105,918
6.25%, 10/15/2034 (a)	1,490,813	1,459,655
6.38%, 3/1/2033 (a)	6,376,552	6,291,170
6.50%, 3/15/2036 (a)	9,923,000	9,731,486
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	5,331,000	5,130,128
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	3,065,000	2,985,616
4.75%, 2/15/2029 (a)	11,048,000	10,911,115
6.88%, 9/15/2028 (a)	5,758,000	5,898,956
7.25%, 1/15/2032 (a)	4,944,000	5,126,137
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	3,814,000	3,816,479
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	$5,984,900	$5,941,091
		232,993,769
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	5,756,000	5,714,211
TKC Holdings, Inc.:
8.50%, 8/15/2030 (a)	8,876,000	8,937,156
12.00%, 2/15/2031 (a)	4,305,000	4,438,584
		19,089,951
FOREST PRODUCTS & PAPER — 0.1%
Ahlstrom Holding 3 OYJ 4.88%, 2/4/2028 (a)	1,776,000	1,726,663
Domtar Corp. 6.75%, 10/1/2028 (a)	4,294,000	2,824,808
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	3,240,000	2,918,592
7.25%, 11/15/2031 (a) (b)	2,954,000	2,733,572
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	5,423,000	2,825,654
12.88%, 10/1/2028 (a) (b)	1,829,000	1,153,221
		14,182,510
GAS — 0.2%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (c)	7,487,000	7,571,154
AmeriGas Partners LP/AmeriGas Finance Corp.:
9.38%, 6/1/2028 (a)	7,760,000	7,964,011
9.50%, 6/1/2030 (a)	4,245,000	4,498,511
		20,033,676
HEALTH CARE PRODUCTS — 1.0%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	2,246,000	2,107,264
4.63%, 7/15/2028 (a)	13,366,000	13,042,810
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	12,755,000	13,198,874
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (c)	5,413,000	5,274,265
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	2,709,000	2,507,667
Hologic, Inc.:
3.25%, 2/15/2029 (a)	1,231,000	1,231,000
4.63%, 2/1/2028 (a)	3,070,000	3,070,000
Medline Borrower LP:
3.88%, 4/1/2029 (a)	22,037,000	21,327,629
5.25%, 10/1/2029 (a)	15,539,000	15,399,770
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	11,093,000	11,303,878
Security Description	Principal Amount	Value
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	$2,852,000	$2,996,568
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	5,980,000	5,815,371
4.63%, 11/15/2027	544,200	539,123
		97,814,219
HEALTH CARE SERVICES — 4.1%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	1,787,979	1,742,153
5.50%, 7/1/2028 (a) (b)	2,011,000	1,997,285
7.38%, 3/15/2033 (a) (b)	2,558,000	2,623,382
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	145,000	143,504
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	6,824,000	6,471,063
4.00%, 3/15/2031 (a)	1,000,000	930,610
4.25%, 5/1/2028 (a)	6,848,000	6,688,031
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	9,864,000	9,095,890
5.25%, 5/15/2030 (a)	10,084,000	9,501,649
6.00%, 1/15/2029 (a)	6,077,300	6,016,892
6.13%, 4/1/2030 (a) (b)	9,932,000	8,623,558
6.88%, 4/15/2029 (a) (b)	8,372,000	8,042,143
9.75%, 1/15/2034 (a)	7,767,000	8,050,418
10.88%, 1/15/2032 (a)	13,210,500	14,192,701
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	739,000	764,606
DaVita, Inc.:
3.75%, 2/15/2031 (a)	6,033,500	5,535,073
4.63%, 6/1/2030 (a)	19,844,000	19,079,411
6.75%, 7/15/2033 (a)	4,127,000	4,206,527
6.88%, 9/1/2032 (a) (b)	9,043,000	9,277,214
Encompass Health Corp.:
4.50%, 2/1/2028	2,937,077	2,912,582
4.63%, 4/1/2031	423,000	408,377
4.75%, 2/1/2030	7,001,500	6,856,149
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	6,097,000	5,779,346
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	4,177,500	4,337,749
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a) (b)	4,203,000	3,685,022
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	2,200,000	2,128,324
Humana, Inc. 5 yr. CMT + 2.89%, 6.63%, 9/15/2056 (c)	5,136,000	4,937,237
IQVIA, Inc.:
5.00%, 5/15/2027 (a)	9,059,000	9,034,631
6.25%, 6/1/2032 (a)	11,348,000	11,520,603
6.50%, 5/15/2030 (a)	1,040,000	1,062,630
Kedrion SpA 6.50%, 9/1/2029 (a)	8,300,000	8,003,524
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
LifePoint Health, Inc.:
8.38%, 2/15/2032 (a)	$6,908,000	$7,358,471
9.88%, 8/15/2030 (a)	7,884,000	8,350,969
10.00%, 6/1/2032 (a)	5,033,000	5,144,733
11.00%, 10/15/2030 (a)	10,167,400	10,947,443
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	1,219,000	1,091,017
4.38%, 6/15/2028 (a)	8,233,100	7,967,582
6.25%, 1/15/2033 (a)	5,515,000	5,346,627
6.50%, 2/15/2031 (a)	6,986,000	6,877,927
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	5,490,560	4,267,263
6.75%, 3/31/2031 (a)	6,809,518	4,562,173
11.50%, 12/31/2030 (a)	456,888	413,977
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	5,000,000	5,162,750
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,379,000	1,331,576
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	8,361,000	8,229,983
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	12,623,000	13,084,497
Radiology Partners, Inc.:
8.50%, 7/15/2032 (a)	3,294,000	3,343,476
9.78%, 2/15/2030 (a)	5,730,690	5,226,332
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	1,981,000	1,882,940
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	4,997,000	5,171,995
Star Parent, Inc. 9.00%, 10/1/2030 (a)	8,380,000	8,705,312
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	4,366,000	4,281,780
Team Health Holdings, Inc.:
8.38%, 6/30/2028 (a)	670,000	663,695
13.50%, 6/30/2028 (a)	4,275,000	4,427,233
TEAM Services Holding, Inc. 9.00%, 2/15/2033 (a) (b)	4,714,000	4,636,596
Tenet Healthcare Corp.:
4.25%, 6/1/2029	11,540,400	11,212,653
4.38%, 1/15/2030	12,238,000	11,848,464
4.63%, 6/15/2028	5,541,000	5,494,123
5.13%, 11/1/2027	14,361,300	14,348,518
5.50%, 11/15/2032 (a)	12,091,000	11,981,093
6.00%, 11/15/2033 (a) (b)	197,000	199,565
6.13%, 10/1/2028	12,606,000	12,636,506
6.13%, 6/15/2030	11,811,000	11,907,850
6.75%, 5/15/2031	6,823,000	6,983,409
6.88%, 11/15/2031	2,292,000	2,444,258
Toledo Hospital:
Series B, 5.33%, 11/15/2028	2,248,000	2,266,771
6.02%, 11/15/2048 (b)	2,709,500	2,564,298
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	9,320,500	9,053,654
		415,065,793
Security Description	Principal Amount	Value
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	$5,695,661	$5,536,809
Stena International SA:
7.25%, 1/15/2031 (a)	1,039,000	1,049,650
7.63%, 2/15/2031 (a)	4,171,000	4,257,423
		10,843,882
HOME BUILDERS — 1.1%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	4,547,000	4,687,684
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	2,768,000	2,618,113
4.63%, 4/1/2030 (a)	3,607,000	3,356,963
6.88%, 8/1/2033 (a)	3,649,000	3,522,380
Beazer Homes USA, Inc. 7.25%, 10/15/2029 (b)	3,286,000	3,286,821
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,694,000	3,404,243
6.25%, 9/15/2027 (a)	4,718,000	4,715,075
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	4,482,000	4,207,029
6.63%, 9/15/2033 (a)	2,197,000	2,161,321
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	4,184,000	4,251,028
Empire Communities Corp. 9.75%, 5/1/2029 (a)	6,488,000	6,511,486
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	2,395,000	2,367,481
6.50%, 3/15/2033 (a)	2,783,000	2,754,641
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	3,982,000	3,909,289
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/2031 (a)	32,000	31,731
8.38%, 10/1/2033 (a)	1,807,000	1,786,762
KB Home:
4.80%, 11/15/2029	68,000	66,227
6.88%, 6/15/2027	3,471,000	3,503,176
7.25%, 7/15/2030	1,181,000	1,205,033
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	175,204	179,574
LGI Homes, Inc.:
4.00%, 7/15/2029 (a)	1,715,000	1,530,449
7.00%, 11/15/2032 (a) (b)	3,297,000	3,070,232
8.75%, 12/15/2028 (a)	4,770,000	4,889,679
M/I Homes, Inc. 4.95%, 2/1/2028	1,828,000	1,809,373
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	3,794,000	3,611,850
6.00%, 12/15/2033 (a)	7,098,000	6,686,671
Risewell Homes, Inc.:
8.50%, 11/1/2030 (a)	2,143,000	2,096,004
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
9.25%, 10/1/2029 (a)	$3,685,000	$3,728,336
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	1,311,000	1,289,919
4.75%, 4/1/2029	2,473,000	2,390,995
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	3,364,000	3,470,471
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	3,869,000	3,826,750
5.75%, 1/15/2028 (a)	2,496,937	2,501,132
5.75%, 11/15/2032 (a)	544,000	545,387
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,948,000	1,837,373
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	5,051,000	5,040,847
5.70%, 6/15/2028	3,473,500	3,501,983
		110,353,508
HOME FURNISHINGS — 0.4%
FXI Holdings, Inc.:
11.00%, 11/15/2030 (a) (b)	3,812,206	3,308,576
14.00%, 11/15/2029 (a) (b)	3,445,254	1,760,594
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	4,747,500	4,314,433
4.00%, 4/15/2029 (a)	9,346,000	8,986,459
Whirlpool Corp.:
2.40%, 5/15/2031	1,709,000	1,366,294
4.50%, 6/1/2046	1,632,000	1,085,574
4.60%, 5/15/2050	6,079,000	4,057,550
4.70%, 5/14/2032	126,000	109,775
4.75%, 2/26/2029	384,000	368,517
Series MTN, 5.15%, 3/1/2043	1,392,000	1,045,281
5.50%, 3/1/2033	4,694,000	4,214,508
5.75%, 3/1/2034	2,317,000	2,074,688
6.13%, 6/15/2030	2,128,000	2,076,843
6.50%, 6/15/2033 (b)	4,832,000	4,592,864
		39,361,956
HOUSEHOLD PRODUCTS — 0.3%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,774,134	4,510,458
5.50%, 6/1/2028 (a)	4,223,000	4,199,605
Opal Bidco SAS 6.50%, 3/31/2032 (a)	7,640,000	7,645,119
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	4,163,430	4,114,343
Perrigo Finance Unlimited Co.:
4.90%, 12/15/2044 (b)	3,463,000	2,251,608
5.15%, 6/15/2030	2,428,000	2,191,270
6.13%, 9/30/2032	3,312,000	3,023,028
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	805,000	738,684
Security Description	Principal Amount	Value
5.13%, 1/15/2028 (a)	$1,005,500	$1,003,821
		29,677,936
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	6,612,823	5,906,243
Central Garden & Pet Co. 5.13%, 2/1/2028	17,000	16,921
Kronos Acquisition Holdings, Inc.:
8.25%, 6/30/2031 (a) (b)	3,058,000	1,888,499
10.75%, 6/30/2032 (a) (b)	3,421,000	1,135,156
		8,946,819
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	5,566,500	4,720,670
Central Garden & Pet Co.:
4.13%, 10/15/2030 (b)	292,500	276,176
4.13%, 4/30/2031 (a) (b)	4,871,063	4,543,581
Newell Brands, Inc.:
6.38%, 9/15/2027	5,448,000	5,479,489
6.38%, 5/15/2030	1,102,000	1,061,182
6.63%, 9/15/2029	3,153,000	3,078,747
6.63%, 5/15/2032 (b)	32,000	30,589
7.38%, 4/1/2036 (b)	4,580,000	4,216,669
7.50%, 4/1/2046	3,675,000	2,947,497
8.50%, 6/1/2028 (a)	9,476,000	9,799,132
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	1,075,000	993,279
4.38%, 2/1/2032	645,000	599,998
4.50%, 10/15/2029 (b)	1,781,000	1,739,432
		39,486,441
INSURANCE — 2.9%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	1,988,000	1,875,459
6.00%, 8/1/2029 (a)	2,504,000	2,351,682
6.75%, 7/1/2032 (a)	5,927,000	5,697,684
7.50%, 11/6/2030 (a)	12,529,000	12,532,633
8.25%, 2/1/2029 (a)	3,892,000	3,850,628
8.50%, 6/15/2029 (a)	3,797,183	3,765,439
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,464,000	4,379,229
5.88%, 11/1/2029 (a)	87,000	84,456
6.50%, 10/1/2031 (a)	4,479,967	4,421,772
6.75%, 10/15/2027 (a)	4,473,000	4,471,882
6.75%, 4/15/2028 (a)	12,419,000	12,484,200
7.00%, 1/15/2031 (a)	16,262,000	16,400,552
7.38%, 10/1/2032 (a)	3,146,000	3,088,145
American National Group, Inc. 5 yr. CMT + 3.18%, 7.00%, 12/1/2055 (c)	4,840,000	4,570,364
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	$3,861,604	$3,706,561
6.38%, 2/15/2029 (a)	7,894,000	7,957,152
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.50%, 7/15/2033 (a)	326,000	308,784
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	7,637,000	6,902,244
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	10,305,000	10,410,420
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	9,516,815	9,239,019
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (c)	3,819,000	3,866,508
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (a)	22,754,000	23,622,975
8.38%, 2/1/2034 (a)	23,278,000	22,673,470
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	3,625,000	3,642,001
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	5,946,000	5,793,961
Fidelis Insurance Holdings Ltd. 5 yr. CMT + 4.28%, 7.75%, 6/15/2055 (c)	578,500	608,773
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	900	879
5 yr. CMT + 3.55%, 7.25%, 3/1/2056 (a) (c)	4,654,000	4,389,699
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (c)	3,777,000	3,628,262
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	8,272,000	8,352,156
8.13%, 2/15/2032 (a)	7,340,000	6,884,039
HUB International Ltd.:
5.63%, 12/1/2029 (a)	3,747,000	3,659,283
7.25%, 6/15/2030 (a)	21,190,000	21,755,985
7.38%, 1/31/2032 (a)	11,174,000	11,398,039
Jones Deslauriers Insurance Management, Inc.:
6.88%, 10/1/2033 (a)	302,000	276,001
8.50%, 3/15/2030 (a)	8,640,000	8,804,938
Security Description	Principal Amount	Value
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	$1,035,516	$1,014,878
4.30%, 2/1/2061 (a)	9,372,000	5,888,240
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	1,415,000	1,288,089
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	23,814,000	23,851,864
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	6,361,000	6,294,782
USI, Inc. 7.50%, 1/15/2032 (a)	759,100	775,239
Wilton RE Ltd. 5 yr. CMT + 5.27%, 6.00%, 10/22/2030 (a) (c)	1,353,000	1,302,885
		288,271,251
INTERNET — 1.5%
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,423,500	3,058,315
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	5,970,000	5,755,259
6.13%, 12/1/2028 (a) (b)	770,000	737,914
Cars.com, Inc. 6.38%, 11/1/2028 (a)	3,002,000	2,924,038
Cogent Communications Group LLC/Cogent Finance, Inc.:
6.50%, 7/1/2032 (a) (b)	3,558,000	3,100,797
7.00%, 6/15/2027 (a)	6,521,000	6,445,095
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	3,292,000	3,204,301
6.75%, 9/30/2027 (a)	6,874,000	6,905,689
7.13%, 9/30/2030 (a)	2,223,000	2,244,319
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	4,508,000	4,070,408
11.25%, 2/21/2030 (a)	3,990,948	3,590,736
14.00%, 3/1/2028 (a)	61,000	57,918
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	2,862,000	2,664,923
5.25%, 12/1/2027 (a)	2,126,000	2,118,516
GrubHub Holdings, Inc. 13.00%, 7/31/2030 (a)	274,000	215,852
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
4.63%, 5/1/2028 (a)	1,417,000	1,321,948
5.00%, 5/1/2028 (a)	2,713,000	2,528,190
5.75%, 5/15/2028 (a)	2,003,000	1,887,747
8.75%, 5/1/2029 (a)	3,550,000	3,300,435
9.00%, 8/1/2029 (a)	4,068,000	3,765,219
9.50%, 5/30/2029 (a)	5,075,000	4,769,231
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	1,140,000	1,058,456
4.63%, 6/1/2028 (a)	635,000	621,068
5.00%, 12/15/2027 (a)	3,152,700	3,138,639
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 2/15/2029 (a)	$5,208,000	$5,140,973
6.13%, 9/15/2033 (a)	8,069,000	7,853,719
Newfold Digital Holdings Group, Inc.:
11.75%, 4/30/2029 (a)	311,700	249,048
11.75%, 4/30/2029 (a) (b)	2,965,000	1,188,402
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	5,189,800	4,761,590
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (c)	2,789,000	2,781,749
9.75%, 4/15/2029 (a)	16,296,000	17,378,543
11.25%, 2/15/2027 (a)	3,911,700	4,048,414
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	2,789,397	2,674,251
Snap, Inc.:
6.88%, 3/1/2033 (a)	7,504,000	7,102,836
6.88%, 3/15/2034 (a)	1,416,000	1,331,309
Wayfair LLC:
6.75%, 11/15/2032 (a)	2,932,000	2,953,873
7.25%, 10/31/2029 (a)	8,907,000	9,100,905
7.75%, 9/15/2030 (a)	6,663,000	6,932,985
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	6,460,000	6,096,948
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	2,899,000	1,701,133
		150,781,691
INVESTMENT COMPANY SECURITIES — 0.6%
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	1,058,000	1,038,311
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a) (b)	134,642	117,312
5.25%, 4/15/2029 (a)	6,068,955	5,643,703
FS KKR Capital Corp.:
3.13%, 10/12/2028	6,290,000	5,748,808
3.25%, 7/15/2027	4,862,000	4,670,145
6.13%, 1/15/2030	3,525,000	3,357,809
6.13%, 1/15/2031	1,996,000	1,873,805
6.88%, 8/15/2029	3,725,000	3,661,377
7.88%, 1/15/2029	3,850,000	3,893,775
HA Sustainable Infrastructure Capital, Inc.:
5 yr. CMT + 3.48%, 7.13%, 11/15/2056 (c)	4,204,000	4,186,091
5 yr. CMT + 4.30%, 8.00%, 6/1/2056 (c)	2,904,500	3,000,378
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	6,309,000	5,389,905
5.25%, 5/15/2027	1,735,100	1,700,485
9.00%, 6/15/2030	5,792,000	5,423,397
9.75%, 1/15/2029	6,637,000	6,533,861
10.00%, 11/15/2029 (a)	7,623,000	7,500,041
Security Description	Principal Amount	Value
Prospect Capital Corp. 3.44%, 10/15/2028 (b)	$1,158,000	$1,018,774
		64,757,977
IRON/STEEL — 1.0%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a) (b)	3,504,000	3,113,024
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	1,567,000	1,563,474
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	3,085,000	3,057,142
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a)	3,094,000	3,213,336
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	788,000	752,753
4.88%, 3/1/2031 (a)	5,158,000	4,637,094
6.75%, 4/15/2030 (a)	6,962,000	6,789,969
6.88%, 11/1/2029 (a)	9,809,238	9,809,238
7.00%, 3/15/2032 (a)	6,765,300	6,546,713
7.38%, 5/1/2033 (a)	6,633,000	6,491,253
7.50%, 9/15/2031 (a)	811,000	809,240
7.63%, 1/15/2034 (a)	6,328,000	6,179,735
Commercial Metals Co.:
4.13%, 1/15/2030	1,048,000	998,346
4.38%, 3/15/2032	326,500	303,521
5.75%, 11/15/2033 (a)	7,039,000	6,979,098
6.00%, 12/15/2035 (a)	8,598,000	8,479,949
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	4,936,000	5,275,153
Mineral Resources Ltd.:
7.00%, 4/1/2031 (a)	3,606,000	3,681,293
8.00%, 11/1/2027 (a)	7,050,500	7,151,675
8.50%, 5/1/2030 (a)	9,004,000	9,252,871
9.25%, 10/1/2028 (a) (b)	7,569,388	7,845,519
U.S. Steel Corp.:
6.65%, 6/1/2037	150,000	152,188
6.88%, 3/1/2029	2,462,000	2,456,977
		105,539,561
IT SERVICES — 0.8%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	4,100,000	4,245,222
ASGN, Inc. 4.63%, 5/15/2028 (a)	5,905,500	5,715,875
CACI International, Inc. 6.38%, 6/15/2033 (a)	4,979,000	5,064,290
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	6,946,000	7,234,468
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	5,343,700	5,321,844
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	762,000	734,865
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	11,232,000	12,022,396
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	3,131,000	3,124,550
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 3/15/2029 (a)	$3,326,000	$3,332,054
Science Applications International Corp. 5.88%, 11/1/2033 (a) (b)	3,323,000	3,250,193
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	1,746,000	1,690,442
4.13%, 1/15/2031 (a)	1,986,000	1,860,465
5.75%, 12/1/2034 (a)	184,000	183,812
5.88%, 7/15/2030 (a)	3,259,000	3,314,305
8.25%, 12/15/2029 (a)	3,085,000	3,241,718
8.50%, 7/15/2031 (a)	2,728,000	2,860,117
9.63%, 12/1/2032 (a)	5,898,085	6,568,579
Seagate HDD Cayman 8.50%, 7/15/2031	5,840,000	6,118,860
Unisys Corp. 10.63%, 1/15/2031 (a) (b)	3,499,000	3,008,230
		78,892,285
LEISURE TIME — 1.4%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d) (e)	50,000	—
Acushnet Co. 5.63%, 12/1/2033 (a)	1,213,000	1,210,065
Carnival Corp.:
5.13%, 5/1/2029 (a)	6,951,500	6,898,460
5.75%, 3/15/2030 (a)	6,450,000	6,499,214
5.75%, 8/1/2032 (a)	20,592,000	20,595,913
5.88%, 6/15/2031 (a)	7,873,000	7,968,893
6.13%, 2/15/2033 (a)	11,822,000	11,932,417
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a) (b)	1,523,000	1,345,357
Life Time, Inc. 6.00%, 11/15/2031 (a)	1,113,000	1,122,472
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	1,694,000	1,730,794
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,376,000	2,487,639
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	8,123,000	7,890,682
6.25%, 9/15/2033 (a) (b)	5,099,000	4,951,945
6.75%, 2/1/2032 (a)	11,352,000	11,265,384
7.75%, 2/15/2029 (a)	5,878,000	6,105,949
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	4,839,000	4,876,309
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	4,846,000	4,718,211
6.38%, 11/1/2032 (a)	3,424,000	3,425,061
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	3,392,000	3,474,595
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	8,294,000	7,094,439
10.75%, 3/15/2030 (a)	206,500	171,496
11.13%, 7/15/2030 (a)	8,269,000	7,007,812
Security Description	Principal Amount	Value
Viking Cruises Ltd.:
5.88%, 10/15/2033 (a)	$10,029,000	$9,919,884
7.00%, 2/15/2029 (a)	6,972,600	6,981,385
9.13%, 7/15/2031 (a)	2,862,000	3,016,863
		142,691,239
LODGING — 1.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027	4,560,000	4,520,602
4.75%, 6/15/2031 (a) (b)	9,060,000	8,643,874
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	3,531,000	3,214,057
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	3,273,000	3,290,478
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	13,323,000	12,104,612
3.75%, 5/1/2029 (a)	5,388,000	5,167,631
4.00%, 5/1/2031 (a)	12,834,077	12,037,337
4.88%, 1/15/2030	4,378,300	4,313,939
5.50%, 3/31/2034 (a)	4,372,000	4,271,488
5.75%, 9/15/2033 (a)	5,562,000	5,543,701
5.88%, 4/1/2029 (a)	3,920,500	3,958,529
5.88%, 3/15/2033 (a)	8,333,800	8,386,553
6.13%, 4/1/2032 (a)	79,000	80,229
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
5.00%, 6/1/2029 (a)	10,208,000	9,702,806
6.63%, 1/15/2032 (a)	8,377,000	8,290,047
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	1,256,500	1,253,648
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	1,186,500	1,123,758
4.75%, 1/15/2028 (b)	1,091,000	1,073,882
6.50%, 10/1/2033 (a)	4,419,000	4,201,762
Melco Resorts Finance Ltd. 6.50%, 9/24/2033 (a)	404,500	388,579
MGM Resorts International:
4.75%, 10/15/2028	8,547,500	8,409,201
5.50%, 4/15/2027	3,160,000	3,169,227
6.13%, 9/15/2029	3,926,000	3,965,299
6.50%, 4/15/2032 (b)	2,956,000	2,980,003
Station Casinos LLC:
4.50%, 2/15/2028 (a)	3,584,000	3,518,377
4.63%, 12/1/2031 (a) (b)	465,000	434,752
6.63%, 3/15/2032 (a)	5,663,033	5,697,577
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	2,324,000	2,224,161
4.63%, 3/1/2030 (a)	6,637,000	6,319,818
6.00%, 4/1/2027	3,714,493	3,732,694
6.13%, 9/1/2033 (a)	1,411,000	1,390,935
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc.:
4.38%, 8/15/2028 (a)	$1,174,000	$1,147,350
5.63%, 3/1/2033 (a)	2,622,000	2,579,786
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	9,521,000	9,493,199
		156,629,891
MACHINERY, CONSTRUCTION & MINING — 0.3%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	4,547,000	4,429,415
4.13%, 4/15/2029 (a)	4,941,000	4,755,861
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	2,052,000	2,144,032
Terex Corp.:
5.00%, 5/15/2029 (a)	6,122,000	6,039,353
6.25%, 10/15/2032 (a)	8,341,000	8,397,468
		25,766,129
MACHINERY-DIVERSIFIED — 0.4%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	7,845,000	8,150,563
9.50%, 1/1/2031 (a)	1,794,000	1,884,418
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	7,153,000	7,138,265
Esab Corp.:
5.63%, 4/1/2031 (a)	1,787,000	1,799,437
6.25%, 4/15/2029 (a)	8,117,000	8,222,521
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	3,651,000	2,017,506
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	3,154,000	2,004,272
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	3,630,000	3,507,996
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	5,607,559	5,404,509
OT Merger Corp. 7.88%, 10/15/2029 (a)	593,000	151,707
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	710,000	708,218
		40,989,412
MEDIA — 7.7%
AMC Networks, Inc.:
4.25%, 2/15/2029	3,638,000	3,076,875
10.50%, 7/15/2032 (a) (b)	10,204,626	10,072,680
Beasley Mezzanine Holdings LLC 9.20%, 8/1/2028 (a) (d)	563,000	213,202
Block Communications, Inc. 10.25%, 3/1/2031 (a)	3,370,000	3,073,777
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	4,140,000	2,879,411
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	22,359,506	20,342,008
Security Description	Principal Amount	Value
4.25%, 1/15/2034 (a) (b)	$8,476,900	$7,252,327
4.50%, 8/15/2030 (a)	23,463,000	21,898,018
4.50%, 5/1/2032	19,709,500	17,623,447
4.50%, 6/1/2033 (a)	11,896,400	10,364,025
4.75%, 3/1/2030 (a)	18,569,400	17,612,704
4.75%, 2/1/2032 (a) (b)	7,471,600	6,773,080
5.00%, 2/1/2028 (a)	15,861,600	15,715,515
5.13%, 5/1/2027 (a)	7,800,000	7,801,404
5.38%, 6/1/2029 (a)	19,284,500	19,024,159
6.38%, 9/1/2029 (a)	7,550,500	7,580,551
7.00%, 2/1/2033 (a)	10,216,000	10,260,133
7.38%, 3/1/2031 (a) (b)	1,324,000	1,347,660
7.38%, 2/1/2036 (a) (b)	12,996,000	12,930,890
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	7,327,000	4,302,634
4.13%, 12/1/2030 (a) (b)	9,434,716	5,657,150
4.50%, 11/15/2031 (a) (b)	10,853,000	6,431,705
4.63%, 12/1/2030 (a)	15,781,000	5,599,572
5.00%, 11/15/2031 (a)	3,620,000	1,269,498
5.38%, 2/1/2028 (a)	7,171,000	5,308,476
5.50%, 4/15/2027 (a)	9,752,000	8,462,981
5.75%, 1/15/2030 (a)	14,583,000	5,478,979
6.50%, 2/1/2029 (a)	13,489,000	8,609,894
7.50%, 4/1/2028 (a) (b)	8,458,000	4,657,651
11.25%, 5/15/2028 (a) (b)	5,941,000	4,867,937
11.75%, 1/31/2029 (a)	16,222,000	11,731,102
Directv Financing LLC 8.88%, 2/1/2030 (a)	18,371,000	18,327,636
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	9,826,000	9,796,424
10.00%, 2/15/2031 (a)	14,906,000	15,218,430
Discovery Communications LLC:
3.63%, 5/15/2030	7,218,000	6,715,699
3.95%, 3/20/2028	9,932,000	9,730,480
4.13%, 5/15/2029	5,488,000	5,317,872
5.00%, 9/20/2037	5,442,000	3,935,056
6.35%, 6/1/2040	3,512,000	2,560,669
DISH DBS Corp.:
5.13%, 6/1/2029	12,950,000	11,572,897
5.75%, 12/1/2028 (a)	14,937,000	14,464,841
7.38%, 7/1/2028	7,582,000	7,353,706
DISH Network Corp. 11.75%, 11/15/2027 (a)	23,545,446	24,256,989
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	3,321,000	3,062,062
EW Scripps Co. 9.88%, 8/15/2030 (a)	8,664,000	8,422,014
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	4,231,500	3,269,976
5.38%, 11/15/2031 (a)	8,761,000	6,476,832
7.25%, 8/15/2033 (a) (b)	2,623,000	2,642,174
9.63%, 7/15/2032 (a)	5,003,000	5,007,002
10.50%, 7/15/2029 (a)	10,627,000	11,310,529
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	$1,302,000	$1,177,659
7.75%, 8/15/2030 (a)	5,151,068	4,134,196
9.13%, 5/1/2029 (a)	5,753,483	5,222,437
10.88%, 5/1/2030 (a)	4,406,657	2,826,165
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	5,202,000	3,394,201
6.75%, 10/15/2027 (a)	9,358,000	6,317,399
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,381,000	7,301,507
7.38%, 9/1/2031 (a)	4,926,000	5,031,515
8.00%, 8/1/2029 (a)	4,132,000	4,126,215
Midcontinent Communications 8.00%, 8/15/2032 (a)	6,219,798	5,800,210
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	5,355,500	5,263,974
5.63%, 7/15/2027 (a)	13,052,601	13,052,601
6.50%, 9/15/2033 (a)	19,541,000	19,692,247
7.25%, 4/15/2034 (a) (f)	10,001,000	10,022,802
Paramount Global:
3.38%, 2/15/2028	3,787,000	3,672,065
3.70%, 6/1/2028	4,098,000	3,965,348
4.20%, 6/1/2029	3,180,000	3,037,981
4.20%, 5/19/2032	8,760,000	7,508,196
4.38%, 3/15/2043	8,752,000	5,275,443
4.60%, 1/15/2045	1,970,000	1,176,681
4.85%, 7/1/2042	1,485,000	943,628
4.90%, 8/15/2044	2,201,000	1,365,192
4.95%, 1/15/2031	9,362,000	8,645,620
4.95%, 5/19/2050	4,312,000	2,565,252
5.25%, 4/1/2044	1,744,000	1,103,952
5.50%, 5/15/2033	1,639,000	1,429,634
5.85%, 9/1/2043	10,503,000	7,270,702
5.90%, 10/15/2040	2,413,000	1,782,049
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (c)	4,837,000	3,265,942
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	2,139,974	1,565,969
6.88%, 4/30/2036	6,387,000	5,597,950
7.88%, 7/30/2030	5,520,000	5,761,279
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	200	192
9.25%, 3/25/2030 (a)	30,064	23,038
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	2,452,000	2,267,095
5.38%, 1/15/2031 (a)	2,742,000	2,034,701
Sinclair Television Group, Inc.:
5.50%, 3/1/2030 (a)	4,589,000	3,969,118
8.13%, 2/15/2033 (a)	7,220,000	7,358,407
9.75%, 2/15/2033 (a)	3,177,000	3,539,940
Sirius XM Radio LLC:
3.88%, 9/1/2031 (a) (b)	11,398,650	10,362,741
4.00%, 7/15/2028 (a)	15,678,000	15,150,906
Security Description	Principal Amount	Value
4.13%, 7/1/2030 (a)	$10,036,000	$9,424,607
5.00%, 8/1/2027 (a)	6,756,000	6,745,258
5.50%, 7/1/2029 (a)	5,512,000	5,486,755
5.88%, 4/15/2032 (a)	7,044,000	6,991,804
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	5,415,019	5,135,279
TEGNA, Inc. 5.00%, 9/15/2029	898	882
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	6,584,000	6,195,017
7.38%, 6/30/2030 (a)	8,905,637	8,734,649
8.00%, 8/15/2028 (a)	9,498,250	9,654,591
8.50%, 7/31/2031 (a)	9,336,000	9,364,195
9.38%, 8/1/2032 (a)	12,143,500	12,522,499
Urban One, Inc. 7.63%, 4/1/2031 (a)	1,295,000	511,551
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	6,005,000	6,142,334
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	8,748,000	7,174,410
Virgin Media O2 Vendor Financing Notes VI DAC 8.50%, 3/15/2033 (a)	3,816,000	3,329,689
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	1,574,000	1,394,643
5.50%, 5/15/2029 (a)	9,906,000	9,498,368
VZ Secured Financing BV:
5.00%, 1/15/2032 (a)	10,434,000	8,971,675
7.50%, 1/15/2033 (a)	10,274,000	9,705,026
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	2,347,000	2,010,112
Ziggo BV 4.88%, 1/15/2030 (a)	6,692,500	6,240,154
		776,896,380
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc.:
5.38%, 3/1/2034 (a)	3,984,000	3,885,555
6.38%, 6/15/2030 (a)	6,893,000	6,958,415
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	4,343,000	4,440,717
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,313,000	1,274,660
Vallourec SACA 7.50%, 4/15/2032 (a)	428,201	449,149
		17,008,496
MINING — 1.2%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a)	2,982,000	2,899,906
7.13%, 3/15/2031 (a)	5,882,000	6,151,748
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	1,988,000	2,031,557
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 9/15/2032 (a)	$6,098,000	$6,241,425
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	3,809,000	3,968,102
11.50%, 10/1/2031 (a)	1,192,000	1,286,645
Century Aluminum Co. 6.88%, 8/1/2032 (a)	2,568,000	2,651,178
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	4,405,000	4,353,770
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	6,701,000	6,938,215
Constellium SE:
3.75%, 4/15/2029 (a)	4,494,000	4,293,028
5.63%, 6/15/2028 (a)	3,249,000	3,238,213
6.38%, 8/15/2032 (a)	1,469,000	1,484,557
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	5,617,000	5,586,556
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	4,959,000	4,692,900
4.50%, 9/15/2027 (a)	2,756,525	2,732,268
5.88%, 4/15/2030 (a)	4,787,000	4,848,369
6.13%, 4/15/2032 (a)	5,570,700	5,692,030
Hecla Mining Co. 7.25%, 2/15/2028	1,379,000	1,379,634
Hudbay Minerals, Inc. 6.13%, 4/1/2029 (a)	3,721,000	3,715,977
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	374,000	372,669
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	5,810,000	5,848,055
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	2,837,000	2,679,944
5.88%, 3/1/2034 (a)	2,591,000	2,547,134
New Gold, Inc. 6.88%, 4/1/2032 (a)	1,681,000	1,737,246
Novelis Corp.:
3.88%, 8/15/2031 (a)	2,993,000	2,663,620
4.75%, 1/30/2030 (a)	7,035,000	6,663,060
6.38%, 8/15/2033 (a)	2,972,000	2,914,908
6.88%, 1/30/2030 (a)	10,279,000	10,369,455
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a)	3,304,000	3,399,353
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	7,634,000	7,962,873
		121,344,395
MISCELLANEOUS MANUFACTURER — 0.7%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	5,098,000	4,887,249
6.38%, 3/15/2033 (a)	5,333,000	5,365,051
Avient Corp.:
6.25%, 11/1/2031 (a)	1,181,000	1,188,983
7.13%, 8/1/2030 (a)	2,509,000	2,545,682
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	9,136,000	9,323,471
6.25%, 3/15/2033 (a)	1,272,000	1,298,279
Security Description	Principal Amount	Value
Calderys Financing LLC 11.25%, 6/1/2028 (a)	$5,209,000	$5,385,116
Enpro, Inc. 6.13%, 6/1/2033 (a)	919,000	929,743
Entegris, Inc.:
3.63%, 5/1/2029 (a)	166,000	157,941
4.38%, 4/15/2028 (a)	4,970,000	4,870,252
4.75%, 4/15/2029 (a)	16,356,999	16,178,053
5.95%, 6/15/2030 (a)	2,272,000	2,291,948
Hillenbrand, Inc. 6.25%, 2/15/2029 (b)	5,898,000	5,471,634
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,218,000	5,195,928
Maxam Prill SARL 7.75%, 7/15/2030 (a)	316,000	322,213
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,048,000	5,168,647
		70,580,190
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp.:
4.80%, 3/1/2035	1,918,000	462,948
6.75%, 12/15/2039	2,634,000	676,069
10.25%, 10/15/2030 (a) (b)	948,000	715,000
13.50%, 4/15/2031 (a) (b)	2,631,000	1,295,767
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	5,127,000	2,152,673
8.88%, 11/30/2029 (a) (b)	3,395,000	1,070,274
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	4,662,000	4,690,019
		11,062,750
OFFICE FURNISHINGS — 0.1%
HNI Corp. 5.13%, 1/18/2029 (a)	6,966,000	6,677,329
OIL & GAS — 5.5%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	8,499,000	8,875,931
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	4,833,000	4,829,665
6.63%, 10/15/2032 (a)	5,425,000	5,511,746
6.63%, 7/15/2033 (a)	1,897,000	1,925,740
9.00%, 11/1/2027 (a)	778,000	907,747
Azule Energy Finance PLC 8.13%, 1/23/2030 (a)	7,000	7,072
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	7,279,000	7,362,490
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	5,640,122	5,724,724
10.38%, 11/15/2030 (a)	3,481,630	3,526,439
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	6,729,000	7,113,832
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
California Resources Corp.:
7.00%, 1/15/2034 (a)	$5,149,000	$5,180,151
8.25%, 6/15/2029 (a)	5,936,000	6,211,371
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75%, 7/15/2028 (a)	735,000	760,504
9.75%, 2/15/2031 (a)	3,811,000	4,045,148
Caturus Energy LLC 8.50%, 2/15/2030 (a)	5,963,000	6,179,218
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	5,940,000	6,003,083
6.75%, 3/15/2033 (a)	2,419,000	2,498,101
CNX Resources Corp.:
5.88%, 3/1/2034 (a)	3,363,000	3,273,443
7.25%, 3/1/2032 (a)	5,407,500	5,556,585
7.38%, 1/15/2031 (a)	2,667,000	2,739,942
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	4,299,900	4,150,693
6.75%, 3/1/2029 (a)	16,754,000	16,548,824
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	8,300,000	8,302,075
7.63%, 4/1/2032 (a)	11,681,000	11,845,352
7.75%, 7/31/2029 (a)	4,080,000	4,109,172
7.88%, 4/15/2032 (a)	4,203,000	4,299,627
8.38%, 1/15/2034 (a)	1,989,000	2,079,221
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	847,000	839,614
7.50%, 2/15/2031 (a)	3,140,000	3,163,330
7.88%, 2/15/2034 (a)	5,237,000	5,252,554
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	122,000	123,591
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	4,938,500	5,207,698
EnQuest PLC 11.63%, 11/1/2027 (a)	461,000	469,694
EQT Corp. 6.50%, 7/15/2048	3,324,000	3,352,952
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	4,597,000	4,704,018
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	6,362,000	6,266,697
6.00%, 4/15/2030 (a)	2,633,000	2,561,093
6.00%, 2/1/2031 (a)	8,960,500	8,673,406
6.25%, 11/1/2028 (a)	3,262,000	3,265,980
6.25%, 4/15/2032 (a)	2,014,000	1,948,082
6.88%, 5/15/2034 (a)	5,533,000	5,398,216
7.25%, 2/15/2035 (a)	4,105,000	4,093,424
8.38%, 11/1/2033 (a)	5,418,500	5,645,210
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	2,150,000	2,161,631
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	7,597,000	7,822,251
Security Description	Principal Amount	Value
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (a)	$500	$517
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,895,000	4,973,761
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	7,819,000	8,200,333
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (a)	255,000	262,066
Matador Resources Co.:
6.00%, 4/15/2034 (a)	4,512,000	4,480,867
6.25%, 4/15/2033 (a)	4,336,000	4,337,301
6.50%, 4/15/2032 (a)	3,631,000	3,669,634
6.88%, 4/15/2028 (a)	500	509
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	8,672,000	8,669,312
Murphy Oil Corp.:
5.88%, 12/1/2042 (b)	5,613,000	4,773,239
6.00%, 10/1/2032 (b)	3,342,000	3,319,642
6.50%, 2/15/2034	3,396,000	3,352,022
Nabors Industries, Inc.:
7.63%, 11/15/2032 (a)	8,088,000	8,276,774
8.88%, 8/15/2031 (a) (b)	3,748,000	3,908,115
9.13%, 1/31/2030 (a)	6,914,427	7,257,106
Noble Finance II LLC 8.00%, 4/15/2030 (a)	14,792,418	15,266,515
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (a)	787,000	814,868
8.75%, 6/15/2031 (a)	3,754,000	3,905,924
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	7,850,000	7,828,805
7.88%, 9/15/2030 (a) (b)	6,050,000	6,204,940
9.88%, 3/15/2030 (a) (b)	6,319,000	6,766,448
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	3,246,000	3,250,350
6.25%, 2/1/2033 (a)	3,459,000	3,522,334
7.00%, 1/15/2032 (a)	5,553,000	5,762,237
8.00%, 4/15/2027 (a)	3,431,000	3,434,431
9.88%, 7/15/2031 (a)	985,627	1,046,411
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	1,783,100	1,795,314
Range Resources Corp. 4.75%, 2/15/2030 (a)	2,301,175	2,242,909
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	3,436,000	3,613,332
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	2,161,000	2,236,635
SM Energy Co.:
6.50%, 7/15/2028	1,470,000	1,474,101
6.63%, 1/15/2027	160,000	160,008
6.63%, 4/15/2034 (a)	6,014,000	6,010,752
6.75%, 8/1/2029 (a)	9,204,000	9,349,147
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 8/1/2032 (a) (b)	$6,228,000	$6,358,477
8.38%, 7/1/2028 (a)	8,185,000	8,411,561
8.63%, 11/1/2030 (a)	3,372,000	3,551,795
8.75%, 7/1/2031 (a)	16,531,000	17,292,583
9.63%, 6/15/2033 (a)	3,421,000	3,785,781
Sunoco LP:
4.50%, 10/1/2029 (a)	8,303,000	8,052,665
4.63%, 5/1/2030 (a)	3,721,000	3,583,918
5.38%, 7/15/2031 (a)	942,000	934,389
5.63%, 3/15/2031 (a)	11,424,000	11,367,451
5.63%, 7/15/2034 (a)	3,120,000	3,071,266
5.88%, 7/15/2027 (a)	1,173,000	1,173,176
5.88%, 3/15/2034 (a)	2,881,000	2,849,684
6.25%, 7/1/2033 (a)	5,094,000	5,124,462
6.63%, 8/15/2032 (a)	6,439,000	6,545,694
7.00%, 5/1/2029 (a)	4,872,000	4,997,698
7.25%, 5/1/2032 (a)	3,589,000	3,716,625
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	8,011,000	7,809,203
4.50%, 4/30/2030	2,849,000	2,755,239
5.88%, 3/15/2028	1,105,000	1,103,575
7.00%, 9/15/2028 (a)	7,617,000	7,771,244
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	5,544,000	5,769,585
9.38%, 2/1/2031 (a)	3,441,772	3,653,269
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	3,604,000	3,604,685
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	9,008,500	8,799,773
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	3,747,077	3,832,098
Transocean International Ltd.:
6.80%, 3/15/2038	4,356,000	4,190,995
7.50%, 4/15/2031	1,100,000	1,124,090
7.88%, 10/15/2032 (a)	2,726,000	2,897,056
8.25%, 5/15/2029 (a)	9,361,000	9,668,322
8.50%, 5/15/2031 (a) (b)	7,026,000	7,381,164
8.75%, 2/15/2030 (a)	3,243,100	3,379,148
Valaris Ltd. 8.38%, 4/30/2030 (a)	8,457,000	8,759,507
Vermilion Energy, Inc.:
6.88%, 5/1/2030 (a)	1,637,000	1,654,581
7.25%, 2/15/2033 (a) (b)	7,381,000	7,441,229
W&T Offshore, Inc. 10.75%, 2/1/2029 (a) (b)	2,974,000	3,042,967
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	3,243,000	3,279,743
		549,418,694
OIL & GAS SERVICES — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	5,151,000	5,151,000
Security Description	Principal Amount	Value
6.63%, 9/1/2032 (a)	$410,000	$418,081
Archrock Services LP/Archrock Partners Finance Corp. 6.00%, 2/1/2034 (a)	7,009,000	6,942,695
Bristow Group, Inc. 6.75%, 2/1/2033 (a)	2,085,000	2,105,037
CHC Group LLC 11.75%, 9/1/2030 (a)	2,952,000	2,872,030
Enerflex, Inc. 6.88%, 1/15/2031 (a)	4,119,000	4,205,417
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	4,416,118	4,642,444
Kodiak Gas Services LLC:
5.88%, 4/1/2031 (a)	5,892,000	5,916,864
6.50%, 10/1/2033 (a)	6,813,000	6,871,251
6.75%, 10/1/2035 (a)	1,171,000	1,189,408
7.25%, 2/15/2029 (a)	8,110,000	8,403,906
Oceaneering International, Inc. 6.00%, 2/1/2028	1,783,000	1,791,344
Petrofac Ltd. 9.75%, 11/15/2026 (a) (d)	14,000	1,187
SESI LLC 7.88%, 9/30/2030 (a)	7,693,000	7,844,475
Star Holding LLC 8.75%, 8/1/2031 (a)	3,522,000	3,575,394
TGS ASA 8.50%, 1/15/2030 (a)	3,683,000	3,853,486
Tidewater, Inc. 9.13%, 7/15/2030 (a)	5,905,500	6,304,535
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (a)	4,549,000	4,533,943
7.13%, 3/15/2029 (a)	8,213,000	8,404,856
Viridien 10.00%, 10/15/2030 (a)	3,052,000	3,244,337
WBI Operating LLC:
6.25%, 10/15/2030 (a)	8,386,000	8,418,035
6.50%, 10/15/2033 (a)	1,725,000	1,712,356
Weatherford International Ltd.:
6.75%, 10/15/2033 (a)	6,906,000	7,037,421
8.63%, 4/30/2030 (a)	25,000	25,506
		105,465,008
PACKAGING & CONTAINERS — 1.9%
Ardagh Group SA:
9.50%, 12/1/2030 (a)	13,373,221	13,979,295
12.00%, 12/1/2030 (a)	8,726,449	7,324,370
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	4,180,000	3,974,428
4.00%, 9/1/2029 (a)	3,480,000	3,186,218
6.25%, 1/30/2031 (a)	3,154,000	3,125,330
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Ball Corp.:
2.88%, 8/15/2030	$10,198,000	$9,281,812
3.13%, 9/15/2031	3,567,000	3,211,834
5.50%, 9/15/2033	5,141,000	5,145,833
6.00%, 6/15/2029	7,017,975	7,131,947
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	8,050,000	7,964,911
6.75%, 7/15/2030 (a)	1,933,000	1,949,759
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	410,000	359,373
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,487,000	3,428,000
6.75%, 4/15/2032 (a)	12,653,000	11,969,232
6.88%, 1/15/2030 (a)	3,627,000	3,533,605
8.75%, 4/15/2030 (a)	5,750,000	5,378,722
Crown Americas LLC 5.88%, 6/1/2033	6,496,000	6,500,028
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,099,000	2,018,398
3.50%, 3/1/2029 (a)	2,000	1,874
3.75%, 2/1/2030 (a)	100	92
4.75%, 7/15/2027 (a)	4,723,000	4,682,855
6.38%, 7/15/2032 (a) (b)	1,871,339	1,866,829
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	2,464,000	2,057,440
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	205	199
7.88%, 4/15/2030 (a)	17,466,000	17,459,538
9.25%, 4/15/2030 (a)	8,252,000	7,659,836
OI European Group BV 4.75%, 2/15/2030 (a)	590,000	547,898
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	908,000	909,208
7.25%, 5/15/2031 (a) (b)	5,519,900	5,293,695
7.38%, 6/1/2032 (a) (b)	1,986,000	1,880,305
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	2,225,000	2,221,818
5.00%, 4/15/2029 (a)	4,430,000	4,479,173
6.50%, 7/15/2032 (a)	4,697,000	4,967,218
6.88%, 7/15/2033 (a)	1,375,000	1,314,239
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	3,870,080	3,929,331
7.25%, 2/15/2031 (a)	5,695,000	6,000,537
Silgan Holdings, Inc. 4.13%, 2/1/2028	4,115,200	4,020,427
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	6,964,579	6,079,381
Security Description	Principal Amount	Value
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	$3,333,000	$3,243,076
TriMas Corp. 4.13%, 4/15/2029 (a)	6,690,500	6,368,553
Trivium Packaging Finance BV:
8.25%, 7/15/2030 (a)	4,412,000	4,616,540
12.25%, 1/15/2031 (a)	2,533,000	2,733,664
		191,796,821
PHARMACEUTICALS — 2.1%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	45,382,000	46,191,161
Accendra Health, Inc.:
4.50%, 3/31/2029 (a) (b)	1,841,000	1,096,923
6.63%, 4/1/2030 (a) (b)	4,050,000	1,933,389
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	2,257,000	2,152,885
5.13%, 3/1/2030 (a)	5,353,000	5,132,082
6.13%, 8/1/2028 (a)	2,804,100	2,799,726
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	5,900,000	6,075,407
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	3,026,000	2,998,312
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a) (b)	4,903,000	4,500,022
5.00%, 1/30/2028 (a)	3,009,000	2,547,540
5.00%, 2/15/2029 (a)	3,200,000	2,344,160
5.25%, 1/30/2030 (a) (b)	5,129,000	3,347,083
5.25%, 2/15/2031 (a) (b)	3,030,000	1,852,481
6.25%, 2/15/2029 (a) (b)	5,890,000	4,416,616
7.25%, 5/30/2029 (a)	1,000,000	752,700
11.00%, 9/30/2028 (a)	4,447,000	4,549,014
14.00%, 10/15/2030 (a)	2,213,000	2,125,764
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	4,715,000	4,730,512
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (c)	9,035,000	9,119,839
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (c)	16,484,000	16,964,673
Elanco Animal Health, Inc. 6.40%, 8/28/2028	5,576,000	5,717,630
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	11,695,507	12,243,325
Grifols SA 4.75%, 10/15/2028 (a)	5,667,100	5,558,802
Harrow, Inc. 8.63%, 9/15/2030 (a)	2,445,000	2,471,822
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	3,729,500	3,494,989
12.25%, 4/15/2029 (a)	10,354,000	11,040,470
Jazz Securities DAC 4.38%, 1/15/2029 (a)	14,897,000	14,479,884
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	$12,114,300	$11,745,177
5.13%, 4/30/2031 (a)	14,287,000	11,661,764
6.75%, 5/15/2034 (a)	4,037,000	3,584,331
7.88%, 5/15/2034 (a) (b)	2,556,000	2,103,281
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%, 4/17/2032 (a)	6,478,000	5,752,464
		215,484,228
PIPELINES — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	9,584,000	9,553,523
5.75%, 1/15/2028 (a)	4,458,000	4,455,771
5.75%, 10/15/2033 (a)	5,133,000	5,080,079
5.75%, 7/1/2034 (a)	464,000	457,170
6.63%, 2/1/2032 (a)	4,842,000	4,955,884
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	2,722,000	2,808,859
7.25%, 7/15/2032 (a)	1,000,000	1,039,310
Buckeye Partners LP:
3.95%, 12/1/2026	3,338,000	3,307,491
4.13%, 12/1/2027	3,513,000	3,442,494
4.50%, 3/1/2028 (a)	4,650,000	4,580,157
5.60%, 10/15/2044	1,274,700	1,127,051
6.75%, 2/1/2030 (a)	3,613,000	3,725,292
6.88%, 7/1/2029 (a)	6,634,000	6,822,671
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	3,383,000	3,223,864
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	7,368,417	7,189,807
7.50%, 12/15/2033 (a)	1,903,900	2,001,323
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	6,193,000	6,190,771
7.38%, 6/30/2033 (a)	3,433,000	3,459,262
8.63%, 3/15/2029 (a)	9,597,000	9,932,991
Energy Transfer LP:
5 yr. CMT + 2.68%, 6.50%, 2/15/2056 (c)	7,132,000	7,037,430
5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (c)	6,908,000	6,848,660
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (c)	2,909,000	2,948,708
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	5,796,000	6,072,817
Excelerate Energy LP 8.00%, 5/15/2030 (a)	9,428,000	9,872,153
Security Description	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.:
6.75%, 3/15/2034	$2,809,000	$2,797,118
7.88%, 5/15/2032	6,505,000	6,698,329
8.25%, 1/15/2029	4,578,000	4,729,211
8.88%, 4/15/2030	7,225,000	7,555,399
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	1,572,000	1,576,323
7.13%, 7/1/2033 (a)	3,320,000	3,347,954
8.25%, 1/15/2032 (a)	1,711,000	1,772,374
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	4,663,000	4,703,242
7.50%, 5/15/2032 (a)	7,728,000	7,882,869
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	1,855,000	1,781,950
5.13%, 6/15/2028 (a)	3,866,000	3,852,469
5.50%, 10/15/2030 (a)	2,956,000	2,934,924
5.88%, 3/1/2028 (a)	5,523,500	5,566,804
6.50%, 6/1/2029 (a)	4,666,000	4,768,045
Howard Midstream Energy Partners LLC:
6.63%, 1/15/2034 (a)	3,567,000	3,574,134
7.38%, 7/15/2032 (a)	4,215,000	4,359,954
ITT Holdings LLC 6.50%, 8/1/2029 (a)	12,390,000	12,076,657
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	3,791,000	3,803,321
6.63%, 12/15/2028 (a)	8,890,000	9,038,107
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	1,592,000	1,638,057
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	7,368,000	7,595,671
8.38%, 2/15/2032 (a)	9,632,000	9,954,190
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	3,358,000	3,376,872
NuStar Logistics LP:
5.63%, 4/28/2027	2,940,500	2,946,146
6.38%, 10/1/2030	535,000	553,227
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	5,006,500	5,176,621
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	2,251,000	2,157,516
4.95%, 7/15/2029 (a)	2,635,000	2,576,055
6.75%, 3/15/2033 (a)	22,000	22,634
6.88%, 4/15/2040 (a)	3,618,000	3,607,544
7.50%, 7/15/2038 (a)	2,724,000	2,834,431
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (c)	$4,961,500	$5,161,349
5 yr. CMT + 3.95%, 7.63%, 3/1/2055 (c)	4,344,000	4,453,469
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	7,849,500	8,085,063
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	7,740,000	7,672,972
6.00%, 12/31/2030 (a)	2,658,000	2,640,457
6.75%, 3/15/2034 (a)	2,966,000	2,978,161
7.38%, 2/15/2029 (a)	7,275,000	7,477,390
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	7,805,000	7,912,865
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	8,209,000	7,804,707
3.88%, 11/1/2033 (a)	6,126,000	5,430,515
4.13%, 8/15/2031 (a)	8,952,100	8,325,990
6.25%, 1/15/2030 (a)	8,451,000	8,643,007
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	11,809,000	12,078,954
8.13%, 6/1/2028 (a)	14,150,000	14,488,609
8.38%, 6/1/2031 (a)	20,195,898	21,003,330
9.50%, 2/1/2029 (a)	25,069,000	27,116,636
9.88%, 2/1/2032 (a)	10,572,000	11,356,231
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (a)	8,764,000	9,015,351
6.50%, 1/15/2034 (a)	14,425,000	15,039,216
6.50%, 6/15/2034 (a)	6,181,000	6,431,392
6.75%, 1/15/2036 (a)	14,803,000	15,663,202
7.50%, 5/1/2033 (a)	11,214,000	12,334,279
7.75%, 5/1/2035 (a)	10,263,000	11,505,131
		484,009,962
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	5,645,672	5,658,149
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	3,035,000	2,859,274
5.75%, 1/15/2029 (a)	1,301,000	1,253,670
9.75%, 4/15/2030 (a)	5,637,500	5,976,088
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,727,000	4,448,012
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a)	8,274,300	8,286,629
8.88%, 9/1/2031 (a)	2,416,000	2,560,090
Security Description	Principal Amount	Value
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	$440,000	$439,234
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	1,778,000	1,683,073
4.38%, 2/1/2031 (a)	1,544,000	1,418,519
5.88%, 3/1/2032 (a)	5,309,000	5,106,727
6.13%, 3/1/2034 (a)	2,166,000	2,081,873
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	7,645,741	7,200,606
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	4,070,000	4,006,386
4.75%, 2/1/2030 (b)	4,082,000	4,098,736
5.00%, 3/1/2031 (b)	3,563,000	3,573,760
Newmark Group, Inc. 7.50%, 1/12/2029	5,890,000	6,176,784
		66,827,610
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	2,190,660	2,181,350
Arbor Realty SR, Inc.:
7.88%, 7/15/2030 (a) (b)	5,549,000	5,136,210
8.50%, 12/15/2028 (a) (b)	2,214,000	2,175,941
Blackstone Mortgage Trust, Inc.:
3.75%, 1/15/2027 (a)	201,000	197,850
7.75%, 12/1/2029 (a)	67,000	70,288
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	2,691,000	2,581,342
4.55%, 10/1/2029 (b)	1,133,000	1,033,489
6.13%, 1/15/2031	1,152,500	1,029,425
8.30%, 3/15/2028	1,536,000	1,562,987
8.88%, 4/12/2029	6,782,000	6,888,477
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	4,185,000	4,099,249
5.75%, 5/15/2026 (a)	1,159,000	1,154,932
Diversified Healthcare Trust:
4.38%, 3/1/2031	4,460,000	3,951,159
4.75%, 2/15/2028	3,984,200	3,825,151
7.25%, 10/15/2030 (a)	1,343,000	1,357,478
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	3,322,000	3,206,195
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	1,893,000	1,535,374
3.95%, 11/1/2027	2,916,000	2,752,529
4.65%, 4/1/2029 (b)	2,329,000	1,997,513
5.95%, 2/15/2028	1,078,000	1,023,033
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	$10,466,000	$9,870,799
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	6,601,000	6,206,458
4.88%, 9/15/2027 (a)	6,569,672	6,558,569
4.88%, 9/15/2029 (a)	10,428,000	10,148,947
5.00%, 7/15/2028 (a)	150,000	148,425
5.25%, 3/15/2028 (a)	5,908,500	5,876,358
5.25%, 7/15/2030 (a)	11,089,000	10,764,536
5.63%, 7/15/2032 (a)	2,824,500	2,739,596
6.25%, 1/15/2033 (a)	6,460,000	6,443,462
7.00%, 2/15/2029 (a)	5,481,000	5,588,537
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	1,408,000	1,391,555
4.75%, 6/15/2029 (a)	7,081,000	6,864,675
7.00%, 7/15/2031 (a)	5,692,000	5,889,399
Millrose Properties, Inc.:
6.25%, 9/15/2032 (a)	4,439,000	4,364,336
6.38%, 8/1/2030 (a)	7,844,000	7,857,099
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	8,732,100	5,707,999
4.63%, 8/1/2029	5,565,000	4,335,135
5.00%, 10/15/2027	10,622,000	9,897,261
8.50%, 2/15/2032 (a)	9,953,000	10,103,091
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	3,050,000	2,934,740
5.88%, 10/1/2028 (a)	4,747,000	4,720,369
7.00%, 2/1/2030 (a)	3,070,000	3,106,932
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	5,726,000	5,737,452
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	3,769,000	3,657,551
5.75%, 3/15/2034 (a)	2,237,000	2,207,807
6.50%, 4/1/2032 (a)	5,428,000	5,528,364
6.50%, 6/15/2033 (a)	1,244,000	1,265,807
7.25%, 7/15/2028 (a)	2,071,000	2,113,932
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	6,150,600	6,061,601
8.00%, 7/15/2030 (a)	6,351,000	6,139,575
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	2,270,900	2,134,078
SBA Communications Corp.:
3.13%, 2/1/2029	7,374,000	6,988,340
3.88%, 2/15/2027	9,784,000	9,685,769
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	728,000	663,754
Security Description	Principal Amount	Value
3.95%, 1/15/2028	$1,079,000	$1,032,161
4.38%, 2/15/2030 (b)	3,414,000	3,039,723
4.95%, 10/1/2029 (b)	5,510,000	4,986,550
5.50%, 12/15/2027	2,993,000	2,996,651
8.63%, 11/15/2031 (a)	2,497,000	2,610,214
8.88%, 6/15/2032	5,750,000	5,687,900
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	4,438,000	4,416,298
5.25%, 10/15/2028 (a)	5,323,000	5,278,127
6.00%, 4/15/2030 (a)	7,815,000	7,813,046
6.50%, 7/1/2030 (a)	2,984,000	3,029,864
6.50%, 10/15/2030 (a)	2,185,000	2,221,621
7.25%, 4/1/2029 (a)	3,140,000	3,235,362
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	5,683,000	5,361,058
Vornado Realty LP:
3.40%, 6/1/2031 (b)	1,407,000	1,254,284
5.75%, 2/1/2033	320,000	314,282
XHR LP:
4.88%, 6/1/2029 (a)	4,762,400	4,614,623
6.63%, 5/15/2030 (a)	800,000	808,544
		290,162,588
RETAIL — 4.8%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	1,961,500	1,876,508
3.88%, 1/15/2028 (a)	11,638,000	11,389,878
4.00%, 10/15/2030 (a)	19,170,000	18,010,023
4.38%, 1/15/2028 (a)	4,245,000	4,187,905
5.63%, 9/15/2029 (a)	5,403,000	5,432,554
6.13%, 6/15/2029 (a)	14,066,000	14,308,357
Academy Ltd. 6.00%, 11/15/2027 (a)	534,000	534,064
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	3,751,000	3,528,716
3.90%, 4/15/2030 (b)	4,745,000	4,356,906
5.95%, 3/9/2028	1,190,000	1,210,551
7.00%, 8/1/2030 (a)	12,172,000	12,325,002
7.38%, 8/1/2033 (a) (b)	4,902,000	4,953,716
Arko Corp. 5.13%, 11/15/2029 (a) (b)	3,140,000	2,777,267
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	139,000	136,323
4.63%, 11/15/2029 (a)	4,228,000	4,084,586
4.75%, 3/1/2030	2,435,000	2,346,731
5.00%, 2/15/2032 (a) (b)	5,009,000	4,747,280
Bath & Body Works, Inc.:
5.25%, 2/1/2028	1,918,000	1,914,970
6.63%, 10/1/2030 (a)	5,979,201	6,033,014
6.69%, 1/15/2027	2,649,000	2,697,689
6.75%, 7/1/2036	3,523,000	3,385,673
6.88%, 11/1/2035	3,935,258	3,871,389
6.95%, 3/1/2033	2,186,000	2,106,648
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a) (b)	$4,146,000	$3,736,002
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	1,767,000	1,567,276
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	1,001,000	971,200
Brinker International, Inc. 8.25%, 7/15/2030 (a)	2,884,000	3,024,739
Carvana Co.:
9.00%, 6/1/2030 (a)	12,223,394	12,727,242
9.00%, 6/1/2031 (a)	17,046,822	18,439,036
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	3,651,000	3,781,450
EG Global Finance PLC 12.00%, 11/30/2028 (a)	7,121,783	7,615,394
Ferrellgas LP/Ferrellgas Finance Corp.:
5.88%, 4/1/2029 (a)	7,126,000	6,833,834
9.25%, 1/15/2031 (a)	7,055,000	7,349,052
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	11,692,200	11,187,915
6.75%, 1/15/2030 (a) (b)	5,015,500	4,685,931
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	5,020,000	4,931,698
5.63%, 1/1/2030 (a)	3,370,000	3,349,140
6.88%, 3/1/2032 (a)	2,720,100	2,776,841
Gap, Inc.:
3.63%, 10/1/2029 (a)	3,576,000	3,342,130
3.88%, 10/1/2031 (a)	4,924,000	4,469,318
Gee Automotive Holdings LLC 7.25%, 3/1/2031 (a)	4,548,000	4,541,906
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,895,000	5,411,846
8.75%, 1/15/2032 (a)	4,190,000	3,578,888
11.50%, 8/15/2029 (a)	4,437,000	4,416,945
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,239,000	1,598,187
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	8,226,869	7,952,503
6.38%, 1/15/2030 (a)	4,298,000	4,336,080
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,791,000	1,761,538
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	4,649,800	4,633,247
Kohl's Corp.:
5.13%, 5/1/2031	3,515,400	2,663,162
5.55%, 7/17/2045	2,298,000	1,311,308
Security Description	Principal Amount	Value
10.00%, 6/1/2030 (a)	$3,202,000	$3,383,489
LBM Acquisition LLC:
6.25%, 1/15/2029 (a) (b)	3,577,000	2,619,437
9.50%, 6/15/2031 (a)	7,712,000	6,709,826
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	7,617,000	7,422,233
8.25%, 8/1/2031 (a)	8,820,000	9,152,161
Liberty Interactive LLC:
8.25%, 2/1/2030	3,111,000	118,125
8.50%, 7/15/2029	1,949,000	71,509
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	3,600,000	3,430,260
4.38%, 1/15/2031 (a)	204,000	191,315
4.63%, 12/15/2027 (a)	2,832,000	2,798,243
5.50%, 10/1/2030 (a)	6,993,000	6,866,706
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	1,809,000	1,213,296
5.13%, 1/15/2042	1,510,000	1,127,683
6.13%, 3/15/2032 (a) (b)	5,431,000	5,346,548
7.38%, 8/1/2033 (a) (b)	4,428,000	4,528,294
Men's Wearhouse LLC 9.00%, 2/1/2031 (a)	1,873,000	1,905,141
Michaels Cos., Inc.:
8.50%, 3/15/2033 (a)	10,726,000	10,444,872
11.00%, 3/15/2034 (a)	4,450,000	4,150,915
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	2,690,000	2,496,428
4.75%, 9/15/2029	3,414,000	3,359,274
5.63%, 5/1/2027	338,000	337,635
Nordstrom, Inc.:
4.25%, 8/1/2031	2,154,000	1,941,917
4.38%, 4/1/2030 (b)	1,326,100	1,239,572
5.00%, 1/15/2044	5,247,000	3,517,431
6.95%, 3/15/2028	5,091,000	5,152,347
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	105,000	100,110
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	25,000	25,352
8.00%, 3/15/2031 (a)	5,667,500	5,642,960
8.75%, 12/31/2030 (a)	207,694	191,245
Penske Automotive Group, Inc. 3.75%, 6/15/2029	473	450
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	4,037,000	4,031,550
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	13,751,000	13,863,621
10.00%, 9/15/2033 (a)	3,976,000	3,965,742
QVC, Inc.:
5.45%, 8/15/2034	3,295,000	1,480,707
5.95%, 3/15/2043	2,358,500	1,012,999
6.88%, 4/15/2029 (a)	3,990,000	1,698,184
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	16,311,000	16,639,667
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 4/1/2032 (b)	$1,279,000	$1,309,875
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	4,707,000	4,562,213
4.88%, 11/15/2031 (a) (b)	3,451,000	3,270,478
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	2,790,000	2,425,598
Staples, Inc.:
10.75%, 9/1/2029 (a)	16,145,971	14,995,732
12.75%, 1/15/2030 (a)	6,020,286	4,061,706
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	864,000	811,331
6.50%, 12/15/2035 (a)	2,191,500	2,130,598
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,671,000	3,503,823
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	7,715,000	7,356,793
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	5,975,000	6,193,326
Vivo Energy Investments BV 5.13%, 9/24/2027 (a) (b)	675,000	669,303
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a)	5,769,000	5,599,622
Yum! Brands, Inc.:
3.63%, 3/15/2031	8,633,000	7,972,662
4.63%, 1/31/2032	5,632,000	5,379,743
4.75%, 1/15/2030 (a)	6,936,000	6,828,700
5.35%, 11/1/2043	1,326,000	1,260,085
5.38%, 4/1/2032	6,220,000	6,167,503
6.88%, 11/15/2037 (b)	2,322,000	2,528,101
		484,413,994
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,510,000	2,499,784
ams-OSRAM AG 12.25%, 3/30/2029 (a)	4,277,000	4,549,702
Kioxia Holdings Corp.:
6.25%, 7/24/2030 (a)	9,929,000	10,100,970
6.63%, 7/24/2033 (a)	9,541,000	9,779,334
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,087,000	3,942,279
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,802,000	4,549,031
		35,421,100
SOFTWARE — 2.6%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,418,000	1,439,809
Security Description	Principal Amount	Value
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	$15,085,000	$14,091,049
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	3,636,000	3,474,416
Castle U.S. Holding Corp.:
9.50%, 2/15/2028 (a)	66,000	29,183
10.00%, 6/30/2031 (a)	1,577,000	334,797
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	3,037,000	2,258,951
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,621,000	4,747,058
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	31,315,500	30,472,487
8.25%, 6/30/2032 (a)	10,526,500	10,003,965
9.00%, 9/30/2029 (a)	28,490,920	27,487,185
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	3,069,000	3,038,709
CoreWeave, Inc.:
9.00%, 2/1/2031 (a)	10,800,000	10,271,664
9.25%, 6/1/2030 (a)	13,250,000	12,886,685
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	1,217,000	1,018,264
Elastic NV 4.13%, 7/15/2029 (a)	4,525,000	4,245,627
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a) (b)	4,900,000	4,781,763
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	8,134,000	7,896,406
6.00%, 5/15/2033 (a)	8,589,000	8,427,097
6.25%, 9/15/2034 (a)	7,837,000	7,701,498
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/2033 (a) (f)	16,873,000	17,474,860
8.75%, 7/1/2034 (a) (f)	12,558,000	13,132,780
Open Text Corp.:
3.88%, 2/15/2028 (a)	4,570,000	4,401,001
3.88%, 12/1/2029 (a)	5,879,000	5,264,057
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	5,892,700	5,273,142
4.13%, 12/1/2031 (a) (b)	4,663,000	3,975,208
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	2,875,000	2,064,451
PTC, Inc. 4.00%, 2/15/2028 (a)	2,934,000	2,865,491
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	1,978,800	966,960
RingCentral, Inc. 8.50%, 8/15/2030 (a)	696,000	728,023
ROBLOX Corp. 3.88%, 5/1/2030 (a)	3,891,000	3,653,260
Rocket Software, Inc.:
6.50%, 2/15/2029 (a) (b)	4,065,000	3,659,963
9.00%, 11/28/2028 (a)	4,924,000	4,916,614
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SS&C Technologies, Inc.:
5.50%, 9/30/2027 (a)	$14,461,766	$14,475,794
6.50%, 6/1/2032 (a)	3,802,000	3,813,368
Twilio, Inc.:
3.63%, 3/15/2029 (b)	4,896,000	4,677,932
3.88%, 3/15/2031	200	187
UKG, Inc. 6.88%, 2/1/2031 (a)	15,821,000	15,510,117
West Technology Group LLC 8.50%, 4/10/2027 (a)	3,701,000	403,224
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	2,200,000	1,829,696
		263,692,741
TELECOMMUNICATIONS — 6.4%
Altice Financing SA:
5.00%, 1/15/2028 (a)	8,692,000	6,069,450
5.75%, 8/15/2029 (a)	14,834,000	10,400,266
9.63%, 7/15/2027 (a)	3,363,000	2,482,768
Altice France Lux 3/Altice Holdings 1 10.00%, 1/15/2033 (a) (b)	7,150,546	6,489,120
Altice France SA:
6.50%, 10/15/2031 (a)	4,306,293	4,091,926
6.50%, 4/15/2032 (a)	11,694,663	11,057,655
6.88%, 10/15/2030 (a)	6,237,239	5,968,227
6.88%, 7/15/2032 (a)	11,038,625	10,461,746
9.50%, 11/1/2029 (a) (b)	10,089,823	10,203,636
Altice Holdings 1 SARL Zero Coupon, 12/31/2099 (a) (e)	5,217	78,143
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	10,339,000	10,280,378
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	14,973,000	15,428,179
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (c)	8,893,500	8,982,613
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (c)	7,788,000	7,939,243
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	13,239,000	13,481,406
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	2,684,000	2,652,839
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	1,036,100	986,833
Ciena Corp. 4.00%, 1/31/2030 (a)	3,496,000	3,329,031
Cipher Compute LLC 7.13%, 11/15/2030 (a)	9,934,000	10,295,101
Security Description	Principal Amount	Value
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	$18,586,000	$19,521,433
Connect Holding II LLC 10.50%, 4/3/2031 (a)	14,441,000	14,384,536
EchoStar Corp.:
6.75%, 11/30/2030	15,773,909	15,946,633
10.75%, 11/30/2029	38,962,082	42,079,049
Embarq LLC 8.00%, 6/1/2036	6,933,000	2,347,999
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	4,944,000	4,719,691
Series 2033, 6.38%, 11/15/2033 (a)	1,303,000	1,284,146
Series 2036, 7.20%, 7/18/2036 (a)	4,821,000	4,801,186
Series 2038, 7.72%, 6/4/2038 (a)	1,137,000	1,138,160
Flash Compute LLC 7.25%, 12/31/2030 (a)	7,698,000	7,764,742
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	7,072,500	7,073,419
5.88%, 11/1/2029	4,462,351	4,489,794
6.00%, 1/15/2030 (a)	5,445,000	5,478,759
6.75%, 5/1/2029 (a)	8,002,000	8,022,805
8.75%, 5/15/2030 (a)	5,475,000	5,619,102
GCI LLC 4.75%, 10/15/2028 (a)	2,891,000	2,798,372
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	5,639,994	3,038,386
Iliad Holding SAS:
7.00%, 10/15/2028 (a)	7,157,000	7,200,658
7.00%, 4/15/2032 (a)	8,517,000	8,534,545
8.50%, 4/15/2031 (a)	7,558,000	7,913,528
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	3,221,000	3,028,771
3.75%, 7/15/2029 (a)	5,042,000	4,695,867
6.88%, 6/30/2033 (a)	17,022,807	17,333,814
7.00%, 3/31/2034 (a)	13,138,582	13,452,069
8.50%, 1/15/2036 (a)	13,733,777	14,326,664
Lumen Technologies, Inc.:
4.50%, 1/15/2029 (a)	3,764,200	3,562,966
Series P, 7.60%, 9/15/2039	3,000,000	2,802,600
Series U, 7.65%, 3/15/2042	2,788,000	2,578,956
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	1,687,500	1,538,241
5.13%, 1/15/2028 (a)	3,168,900	3,142,693
6.25%, 3/25/2029 (a)	3,895,200	3,864,817
7.38%, 4/2/2032 (a)	4,373,600	4,434,918
RCN Corp. Zero Coupon, 4/15/2023 (d) (e)	3,000	—
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (b) (c)	$1,758,000	$1,735,638
5 yr. CMT + 2.84%, 6.88%, 7/31/2056 (c)	2,525,000	2,533,130
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (c)	8,245,000	8,268,251
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (c)	9,596,000	9,743,299
SES AMERICOM, Inc. 5.30%, 3/25/2044 (a)	1,535,000	1,185,634
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	27,019,000	26,775,018
Telecom Italia Capital SA:
6.00%, 9/30/2034	2,637,742	2,680,315
6.38%, 11/15/2033	3,704,916	3,879,862
7.20%, 7/18/2036	1,160,000	1,252,696
7.72%, 6/4/2038	2,215,000	2,468,019
TELUS Corp.:
5 yr. CMT + 2.69%, 6.38%, 6/9/2056 (c)	6,669,000	6,592,040
5 yr. CMT + 2.52%, 6.63%, 6/9/2056 (c)	4,232,000	4,114,393
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (c)	5,657,000	5,640,991
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (c)	3,362,831	3,413,677
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	2,159,500	2,148,292
6.50%, 2/15/2029 (a)	7,973,000	7,749,756
8.63%, 6/15/2032 (a) (b)	5,547,000	5,741,311
Series FEB, 8.63%, 6/15/2032 (a)	2,848,000	2,896,587
Uniti Services LLC 7.50%, 10/15/2033 (a)	9,242,000	9,605,395
Viasat, Inc.:
5.63%, 4/15/2027 (a)	6,680,057	6,651,400
6.50%, 7/15/2028 (a) (b)	5,903,000	5,827,501
7.50%, 5/30/2031 (a)	3,403,000	3,363,117
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	4,444,000	4,158,873
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	12,364,300	10,608,693
4.75%, 7/15/2031 (a)	12,869,500	11,071,502
6.75%, 1/15/2033 (a)	9,381,000	8,384,269
7.75%, 4/15/2032 (a)	3,465,000	3,322,242
Vodafone Group PLC:
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	6,893,700	6,302,910
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (c)	5,552,000	4,316,569
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	18,258,864	18,724,830
Security Description	Principal Amount	Value
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	$17,655,308	$18,492,876
WULF Compute LLC 7.75%, 10/15/2030 (a)	21,967,000	23,212,968
Zayo Group Holdings, Inc.:
9.25%, 3/9/2030 (a)	5,733,812	5,696,542
13.75%, 9/9/2030 (a)	5,346,432	4,996,454
Zegona Finance PLC 8.63%, 7/15/2029 (a)	9,083,245	9,535,318
		642,688,247
TRANSPORTATION — 0.4%
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	8,004,600	2,027,005
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	243,000	231,006
Danaos Corp. 6.88%, 10/15/2032 (a)	2,796,000	2,842,637
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	152,000	145,239
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,108,000	1,120,554
Rand Parent LLC 8.50%, 2/15/2030 (a)	9,239,000	9,505,730
RXO, Inc. 6.38%, 5/15/2031 (a)	796,000	765,418
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	5,625,000	5,232,712
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	2,711,000	2,814,072
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	4,217,000	4,335,413
XPO CNW, Inc. 6.70%, 5/1/2034	350,700	359,261
XPO, Inc.:
7.13%, 6/1/2031 (a)	831,000	856,337
7.13%, 2/1/2032 (a)	7,754,000	8,000,810
		38,236,194
TRUCKING & LEASING — 0.3%
FTAI Aviation Investors LLC:
5.50%, 5/1/2028 (a)	5,608,500	5,606,481
5.88%, 4/15/2033 (a)	1,559,465	1,529,865
7.00%, 5/1/2031 (a)	7,735,000	7,918,784
7.00%, 6/15/2032 (a)	6,553,000	6,722,657
7.88%, 12/1/2030 (a)	6,206,333	6,477,364
		28,255,151
TOTAL CORPORATE BONDS & NOTES (Cost $10,023,262,341)		9,809,709,212

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0% *
ELECTRICAL EQUIPMENT — 0.0% *
Luxco Co. Ltd. (e) (g)	54,788	$924,807
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy Holdings III LLC (e) (g)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Baytex Energy Corp. (b)	2,052	9,172
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (e) (g)	8,084	711,392
Par Health, Inc. (e) (g)	8,083	72,750
		784,142
TOTAL COMMON STOCKS (Cost $1,628,320)		1,718,121
PREFERRED STOCKS — 0.0%
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy LLC/Tapstone Energy Finance Corp. (e) (g) (Cost $854)	324	—

Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% *
MEDIA — 0.0% *
Radiate Holdco LLC 2025 FLFO Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.28%, 9/25/2029 (c) (Cost $4,111,033)	$4,341,778	3,876,839

	Shares
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (h) (i)	136,880,433	136,880,433
State Street Navigator Securities Lending Portfolio II (j) (k)	442,623,640	442,623,640
TOTAL SHORT-TERM INVESTMENTS (Cost $579,504,073)		579,504,073
TOTAL INVESTMENTS — 103.3% (Cost $10,608,506,621)		10,394,808,245
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(331,739,708)
NET ASSETS — 100.0%		$10,063,068,537

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 82.3% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $1,787,092,
representing less than 0.05% of the Fund's net assets.

(f)	When-issued security.
(g)	Non-income producing security.
(h)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(i)	The rate shown is the annualized seven-day yield at March 31, 2026.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,809,631,069	$78,143	$9,809,709,212
Common Stocks	9,172	—	1,708,949	1,718,121
Preferred Stocks	—	—	0 (a)	0
Senior Floating Rate Loans	—	3,876,839	—	3,876,839
Short-Term Investments	579,504,073	—	—	579,504,073
TOTAL INVESTMENTS	$579,513,245	$9,813,507,908	$1,787,092	$10,394,808,245

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	83,349,348	$83,349,348	$1,525,219,021	$1,471,687,936	$—	$—	136,880,433	$136,880,433	$1,868,010
State Street Navigator Securities Lending Portfolio II	740,945,540	740,945,540	1,018,691,947	1,317,013,847	—	—	442,623,640	442,623,640	4,827,328
Total		$824,294,888	$2,543,910,968	$2,788,701,783	$—	$—		$579,504,073	$6,695,338
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 5.38%, 6/15/2033	$600,000	$581,346
Omnicom Group, Inc.:
2.40%, 3/1/2031	1,234,000	1,103,258
2.60%, 8/1/2031 (a)	1,719,000	1,539,313
4.20%, 3/2/2029	390,000	385,655
4.20%, 6/1/2030 (a)	1,820,000	1,787,823
4.65%, 10/1/2028	1,982,000	1,984,497
4.75%, 3/30/2030 (b)	340,000	341,584
4.75%, 3/30/2030	882,000	886,110
5.00%, 6/2/2033 (a)	2,844,000	2,776,967
5.30%, 11/1/2034 (a)	930,000	920,347
WPP LLC 6.50%, 3/30/2036	2,200,000	2,167,308
		14,474,208
AEROSPACE & DEFENSE — 1.6%
Boeing Co.:
2.95%, 2/1/2030 (a)	1,828,000	1,719,490
3.20%, 3/1/2029	2,107,821	2,031,918
3.25%, 3/1/2028	1,758,000	1,720,221
3.25%, 2/1/2035	690,000	590,854
3.45%, 11/1/2028	1,356,000	1,325,137
3.60%, 5/1/2034 (a)	1,895,630	1,694,788
3.63%, 2/1/2031	6,872,000	6,532,042
5.04%, 5/1/2027	2,993,000	3,008,833
5.15%, 5/1/2030	7,319,000	7,430,834
6.13%, 2/15/2033 (a)	1,479,000	1,572,414
6.26%, 5/1/2027	1,808,000	1,838,844
6.30%, 5/1/2029	3,121,000	3,278,954
6.39%, 5/1/2031	1,674,000	1,786,292
6.53%, 5/1/2034	3,776,000	4,113,197
Embraer Netherlands Finance BV 5.98%, 2/11/2035	1,964,000	2,019,837
GE Capital Funding LLC 4.55%, 5/15/2032	1,190,000	1,185,466
General Dynamics Corp.:
2.25%, 6/1/2031	1,396,000	1,256,358
2.63%, 11/15/2027	1,847,000	1,806,698
3.63%, 4/1/2030	2,050,000	1,990,304
3.75%, 5/15/2028	1,698,000	1,687,778
4.95%, 8/15/2035 (a)	1,567,000	1,576,308
General Electric Co.:
3.45%, 5/1/2027	500	494
4.30%, 7/29/2030	867,000	864,850
Series MTN, 6.75%, 3/15/2032	14,036,000	15,662,492
HEICO Corp.:
5.25%, 8/1/2028	1,128,000	1,149,184
5.35%, 8/1/2033	1,398,000	1,421,500
Hexcel Corp. 5.88%, 2/26/2035	1,707,000	1,750,819
Security Description	Principal Amount	Value
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (b)	$3,073,000	$3,051,274
4.00%, 3/16/2029 (b)	2,522,000	2,499,680
4.30%, 3/16/2031 (b)	4,171,000	4,128,498
4.60%, 3/16/2033 (b)	1,527,000	1,508,645
4.95%, 3/16/2036 (b)	13,186,000	13,081,962
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	1,312,000	1,265,700
3.75%, 3/3/2028	3,408,000	3,368,774
3.90%, 4/15/2029	790,000	779,161
4.55%, 11/15/2032	940,000	928,466
4.85%, 10/15/2031	1,401,000	1,416,649
6.75%, 1/15/2028 (a)	1,011,000	1,053,462
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	23,981
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,769,000	1,548,530
2.90%, 12/15/2029	626,000	590,856
4.40%, 6/15/2028	1,031,000	1,031,267
4.85%, 4/27/2035	60,000	58,840
5.05%, 6/1/2029	1,283,000	1,305,273
5.25%, 6/1/2031	1,283,000	1,312,804
5.35%, 6/1/2034	1,668,000	1,697,157
5.40%, 7/31/2033	2,616,000	2,681,976
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	1,712,000	1,546,980
3.90%, 6/15/2032 (a)	1,788,000	1,736,094
4.15%, 8/15/2028	2,183,000	2,184,332
4.40%, 8/15/2030	1,851,000	1,852,888
4.45%, 5/15/2028 (a)	1,506,000	1,515,066
4.50%, 2/15/2029	710,000	715,368
4.70%, 12/15/2031 (a)	1,480,000	1,499,462
4.75%, 2/15/2034 (a)	1,513,000	1,515,814
4.80%, 8/15/2034	1,548,000	1,546,050
5.00%, 8/15/2035	1,311,000	1,321,803
5.25%, 1/15/2033 (a)	1,642,000	1,710,044
Northrop Grumman Corp.:
3.25%, 1/15/2028	3,180,000	3,124,763
4.40%, 5/1/2030	1,274,000	1,270,751
4.60%, 2/1/2029	1,507,000	1,517,202
4.65%, 7/15/2030	1,168,000	1,174,506
4.70%, 3/15/2033 (a)	862,000	860,604
4.90%, 6/1/2034 (a)	1,853,000	1,849,294
5.25%, 7/15/2035	825,000	840,312
7.75%, 2/15/2031	438,000	494,756
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,270
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	49,629
RTX Corp.:
1.90%, 9/1/2031 (a)	1,555,000	1,354,203
2.25%, 7/1/2030	1,482,000	1,355,793
2.38%, 3/15/2032	2,140,000	1,885,319
3.13%, 5/4/2027	1,809,000	1,786,225
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 11/16/2028	$5,539,000	$5,517,176
5.15%, 2/27/2033	1,820,000	1,857,383
5.40%, 5/1/2035	1,771,000	1,823,191
5.75%, 1/15/2029	1,781,000	1,847,307
6.00%, 3/15/2031	1,813,000	1,926,439
6.10%, 3/15/2034	2,655,000	2,858,957
7.20%, 8/15/2027	15,000	15,594
7.50%, 9/15/2029	1,779,000	1,953,591
		166,858,027
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.45%, 2/4/2032	2,967,000	2,603,572
3.40%, 5/6/2030	1,605,000	1,534,268
4.50%, 8/6/2030	1,037,000	1,032,458
4.80%, 2/14/2029	2,511,000	2,530,988
4.88%, 2/4/2028	1,690,000	1,704,754
5.25%, 8/6/2035	1,072,000	1,067,401
5.63%, 2/6/2035 (a)	1,313,000	1,344,630
6.20%, 11/1/2028	1,644,000	1,714,873
6.88%, 11/1/2033	1,219,000	1,350,542
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (a)	1,379,000	1,257,221
3.25%, 3/27/2030	1,838,000	1,761,043
4.50%, 8/15/2033	1,445,000	1,426,432
5.94%, 10/1/2032	1,610,000	1,725,662
BAT Capital Corp.:
2.26%, 3/25/2028	2,806,000	2,694,518
2.73%, 3/25/2031 (a)	1,637,000	1,495,187
3.46%, 9/6/2029	1,626,000	1,570,537
3.56%, 8/15/2027	4,016,000	3,972,185
4.63%, 3/22/2033	1,600,000	1,565,536
4.74%, 3/16/2032 (a)	1,948,000	1,940,052
4.91%, 4/2/2030	2,054,000	2,075,978
5.35%, 8/15/2032 (a)	1,151,000	1,180,961
5.63%, 8/15/2035 (a)	1,209,000	1,243,916
5.83%, 2/20/2031	1,878,000	1,965,966
6.00%, 2/20/2034 (a)	1,445,000	1,526,310
6.34%, 8/2/2030 (a)	1,129,000	1,204,903
6.42%, 8/2/2033 (a)	2,284,000	2,477,089
7.75%, 10/19/2032	1,125,000	1,290,499
BAT International Finance PLC:
4.45%, 3/16/2028	3,785,000	3,788,331
5.93%, 2/2/2029	1,065,000	1,104,980
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	1,707,000	1,554,582
3.20%, 4/21/2031	865,000	807,339
3.75%, 9/25/2027	1,953,000	1,936,536
4.10%, 1/7/2028	1,858,000	1,849,973
4.65%, 9/17/2034 (a)	1,802,000	1,741,651
4.80%, 3/19/2033	3,855,000	3,805,540
5.15%, 8/4/2035	1,699,000	1,691,898
5.15%, 3/19/2036	3,730,000	3,678,862
Philip Morris International, Inc.:
1.75%, 11/1/2030	1,204,000	1,066,154
2.10%, 5/1/2030	1,036,000	943,692
Security Description	Principal Amount	Value
3.13%, 8/17/2027 (a)	$1,013,000	$1,000,034
3.13%, 3/2/2028	1,783,000	1,747,037
3.38%, 8/15/2029	1,776,000	1,720,393
3.88%, 10/27/2028	1,633,000	1,618,385
4.00%, 10/29/2030	1,641,000	1,606,309
4.13%, 4/28/2028	1,842,000	1,838,482
4.25%, 10/29/2032 (a)	1,505,000	1,460,828
4.38%, 11/1/2027	1,647,000	1,650,969
4.38%, 4/30/2030	2,796,000	2,782,579
4.63%, 11/1/2029	1,592,000	1,605,293
4.63%, 10/29/2035	1,255,000	1,207,021
4.75%, 11/1/2031	1,566,000	1,572,499
4.88%, 2/15/2028	3,283,000	3,319,310
4.88%, 2/13/2029	1,566,000	1,589,568
4.88%, 4/30/2035	885,000	871,336
4.90%, 11/1/2034 (a)	1,852,000	1,841,814
5.13%, 11/17/2027 (a)	2,783,000	2,819,680
5.13%, 2/15/2030	3,960,000	4,042,408
5.13%, 2/13/2031	2,020,000	2,063,874
5.25%, 9/7/2028	1,869,000	1,916,136
5.25%, 2/13/2034 (a)	3,444,000	3,509,643
5.38%, 2/15/2033	6,278,000	6,452,654
5.50%, 9/7/2030	1,670,000	1,732,976
5.63%, 11/17/2029	915,000	951,508
5.63%, 9/7/2033	1,335,000	1,392,672
5.75%, 11/17/2032	859,000	903,290
Reynolds American, Inc. 5.70%, 8/15/2035	231,000	237,396
		124,681,113
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series A, Class A, 2.88%, 1/11/2036	623,049	557,224
Series 2016-3, Class AA, 3.00%, 4/15/2030	1,046,964	1,013,985
Series AA, Class AA, 3.15%, 8/15/2033	1,613,222	1,501,232
Series AA, Class AA, 3.20%, 12/15/2029	1,075,480	1,044,732
Series AA, Class AA, 3.35%, 4/15/2031	1,045,586	1,004,986
Series 2015-1, Class A, 3.38%, 11/1/2028	1,096,086	1,078,944
Series AA, Class AA, 3.58%, 7/15/2029	1,035,550	1,016,216
Series 2015-2, Class AA, 3.60%, 3/22/2029	815,104	801,084
Series AA, Class AA, 3.65%, 8/15/2030	917,080	891,365
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	876,500	847,856
Delta Air Lines, Inc.:
3.75%, 10/28/2029	1,737,000	1,672,349
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 4/19/2028	$1,418,000	$1,408,244
4.95%, 7/10/2028	2,061,000	2,068,337
5.25%, 7/10/2030	1,545,000	1,556,819
JetBlue Pass-Through Trust:
Series 2019, Class AA, 2.75%, 11/15/2033	3,733,100	3,291,287
Series 1A, Class A, 4.00%, 5/15/2034	847,075	798,461
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	1,763,000	1,615,455
3.45%, 11/16/2027	562,000	551,536
4.38%, 11/15/2028	2,691,000	2,656,717
5.13%, 6/15/2027	2,983,000	2,993,291
5.25%, 11/15/2035 (a)	1,600,000	1,501,616
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.70%, 11/1/2033	1,280,616	1,174,798
Series AA, Class AA, 2.88%, 4/7/2030	1,050,261	1,011,233
Series AA, Class AA, 3.10%, 1/7/2030	608,845	590,543
Series AA, Class AA, 3.50%, 9/1/2031	1,195,237	1,152,926
Series AA, Class AA, 4.15%, 2/25/2033	898,662	874,155
Series 2023-1, Class A, 5.80%, 7/15/2037	1,128,268	1,161,812
Series 20-1, Class A, 5.88%, 4/15/2029	1,974,476	2,004,587
		37,841,790
APPAREL — 0.1%
NIKE, Inc. 2.85%, 3/27/2030 (a)	2,521,000	2,381,715
PVH Corp. 5.50%, 6/13/2030	1,757,000	1,773,428
Ralph Lauren Corp. 5.00%, 6/15/2032 (a)	1,699,000	1,724,655
Tapestry, Inc.:
3.05%, 3/15/2032	1,045,000	946,895
4.13%, 7/15/2027	1,905,000	1,896,047
5.10%, 3/11/2030	1,252,000	1,265,872
5.50%, 3/11/2035	1,318,000	1,322,099
		11,310,711
AUTO MANUFACTURERS — 3.1%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031	1,022,000	883,621
Series MTN, 2.00%, 3/24/2028	1,972,000	1,877,876
Series MTN, 2.25%, 1/12/2029	519,000	486,516
Series GMTN, 3.50%, 2/15/2028	1,700,000	1,667,496
Security Description	Principal Amount	Value
4.15%, 1/8/2029	$6,966,000	$6,878,298
4.25%, 9/1/2028	1,831,000	1,816,059
Series GMTN, 4.40%, 9/5/2029	1,627,000	1,612,715
4.45%, 1/8/2031 (a)	1,823,000	1,787,306
Series GMTN, 4.50%, 9/4/2030	1,787,000	1,760,141
4.55%, 7/9/2027	1,786,000	1,787,232
4.55%, 3/3/2028	1,728,000	1,728,121
4.60%, 4/17/2030	2,344,000	2,324,029
4.70%, 1/12/2028	1,609,000	1,613,055
4.80%, 3/5/2030 (a)	2,387,000	2,387,406
Series GMTN, 4.85%, 10/23/2031	1,507,000	1,493,377
4.90%, 3/13/2029	1,790,000	1,801,617
Series GMTN, 4.90%, 7/9/2027	1,542,000	1,549,309
Series GMTN, 4.90%, 1/10/2034	1,694,000	1,647,229
Series GMTN, 5.05%, 7/10/2031 (a)	1,398,000	1,401,495
5.10%, 1/8/2036 (a)	1,547,000	1,492,577
Series GMTN, 5.13%, 7/7/2028 (a)	1,651,000	1,668,715
5.15%, 7/9/2032	1,504,000	1,506,151
5.20%, 3/5/2035 (a)	1,525,000	1,494,195
5.65%, 11/15/2028	1,018,000	1,043,338
Series GMTN, 5.85%, 10/4/2030 (a)	1,293,000	1,342,108
Cummins, Inc.:
1.50%, 9/1/2030	1,549,000	1,371,283
4.25%, 5/9/2028	785,000	786,656
4.70%, 2/15/2031 (a)	1,935,000	1,953,634
4.90%, 2/20/2029	1,824,000	1,854,789
5.15%, 2/20/2034	1,555,000	1,580,051
5.30%, 5/9/2035	1,845,000	1,879,059
Ford Motor Co.:
3.25%, 2/12/2032	6,062,000	5,266,120
6.10%, 8/19/2032	3,213,000	3,237,997
6.63%, 10/1/2028	1,892,000	1,956,460
7.45%, 7/16/2031	1,959,500	2,115,319
9.63%, 4/22/2030	2,069,000	2,353,384
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	2,778,000	2,667,102
2.90%, 2/10/2029	3,208,000	2,998,935
3.63%, 6/17/2031	1,817,000	1,637,844
3.82%, 11/2/2027	1,814,000	1,778,028
4.00%, 11/13/2030	3,107,000	2,894,699
4.13%, 8/17/2027	2,461,000	2,429,327
4.95%, 5/28/2027	2,803,000	2,801,991
4.97%, 4/6/2029	3,972,000	3,922,747
5.11%, 5/3/2029	2,719,000	2,694,828
5.30%, 9/6/2029	865,161	861,060
5.42%, 4/9/2031	3,877,000	3,805,624
5.73%, 9/5/2030	2,008,000	2,006,474
5.75%, 4/6/2033	1,942,000	1,903,626
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 3/8/2029	$2,961,000	$2,995,733
5.85%, 5/17/2027	2,560,000	2,578,790
5.87%, 10/31/2035	1,532,000	1,472,375
5.88%, 11/7/2029	2,116,000	2,141,096
5.92%, 3/20/2028	5,376,000	5,444,598
6.05%, 3/5/2031	1,723,000	1,739,489
6.05%, 11/5/2031	3,041,000	3,051,796
6.13%, 3/8/2034 (a)	4,771,000	4,722,050
6.50%, 2/7/2035 (a)	2,307,000	2,327,371
6.53%, 3/19/2032	2,047,000	2,099,362
6.80%, 5/12/2028	2,644,000	2,723,796
6.80%, 11/7/2028	2,652,000	2,747,658
7.12%, 11/7/2033	2,225,000	2,337,563
7.20%, 6/10/2030	1,605,000	1,689,134
7.35%, 11/4/2027	4,742,000	4,893,080
7.35%, 3/6/2030	8,054,000	8,498,017
General Motors Co.:
4.20%, 10/1/2027	1,554,000	1,546,012
5.00%, 10/1/2028	1,882,000	1,896,473
5.00%, 4/1/2035 (a)	1,607,000	1,539,056
5.35%, 4/15/2028	1,780,000	1,805,685
5.40%, 10/15/2029 (a)	1,465,000	1,496,717
5.60%, 10/15/2032 (a)	1,691,000	1,730,857
5.63%, 4/15/2030	1,890,000	1,942,372
6.25%, 4/15/2035	1,788,000	1,859,806
6.80%, 10/1/2027	1,913,000	1,967,367
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	1,634,000	1,455,796
2.40%, 4/10/2028	1,541,000	1,477,757
2.40%, 10/15/2028	1,782,000	1,688,926
2.70%, 8/20/2027	1,586,000	1,547,365
2.70%, 6/10/2031 (a)	1,686,000	1,512,106
3.10%, 1/12/2032	1,508,000	1,353,144
3.60%, 6/21/2030	2,017,000	1,918,611
3.85%, 1/5/2028	1,629,000	1,609,045
4.20%, 10/27/2028	1,113,000	1,101,703
4.30%, 4/6/2029	1,436,000	1,421,338
4.60%, 1/8/2031	1,755,000	1,729,851
4.90%, 10/6/2029 (a)	1,845,000	1,853,856
5.00%, 4/9/2027	2,266,000	2,276,605
5.00%, 7/15/2027	1,755,000	1,764,968
5.05%, 4/4/2028	2,195,000	2,214,470
5.35%, 7/15/2027	6,461,000	6,521,475
5.35%, 1/7/2030 (a)	2,183,000	2,222,621
5.40%, 5/8/2027 (a)	2,124,000	2,143,435
5.45%, 7/15/2030	1,177,000	1,204,165
5.45%, 9/6/2034	1,863,000	1,848,040
5.45%, 1/8/2036 (a)	1,292,000	1,272,710
5.55%, 7/15/2029	2,731,000	2,795,424
5.60%, 6/18/2031	1,610,000	1,647,899
5.63%, 4/4/2032	1,712,000	1,751,239
5.65%, 1/17/2029 (a)	1,313,000	1,343,041
5.75%, 2/8/2031	1,873,000	1,931,812
5.80%, 6/23/2028	2,312,000	2,368,274
Security Description	Principal Amount	Value
5.80%, 1/7/2029	$2,814,000	$2,896,225
5.85%, 4/6/2030 (a)	1,725,000	1,786,134
5.90%, 1/7/2035 (a)	1,786,000	1,818,130
5.95%, 4/4/2034	2,243,000	2,302,013
6.00%, 1/9/2028	1,743,000	1,782,270
6.10%, 1/7/2034	6,325,000	6,568,007
6.15%, 7/15/2035 (a)	1,947,000	2,012,672
6.40%, 1/9/2033 (a)	1,824,000	1,932,729
Honda Motor Co. Ltd.:
2.97%, 3/10/2032 (a)	1,519,000	1,358,776
4.44%, 7/8/2028	1,579,000	1,574,705
4.69%, 7/8/2030	2,221,000	2,203,809
5.34%, 7/8/2035 (a)	1,614,000	1,596,520
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	1,698,000	1,968,491
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029	1,989,000	1,972,929
4.00%, 8/8/2028 (a)	750,000	749,513
4.00%, 9/26/2029 (a)	1,933,000	1,920,474
Series R, 4.00%, 11/7/2028	1,898,000	1,891,490
4.25%, 6/23/2027	999,000	1,002,337
4.45%, 8/6/2027 (a)	1,871,000	1,882,413
4.55%, 3/3/2028	937,000	944,637
4.55%, 5/8/2030	1,018,000	1,025,126
Series MTN, 4.95%, 8/10/2028	1,271,000	1,293,891
Series MTN, 5.00%, 3/22/2034 (a)	1,532,000	1,549,296
Toyota Motor Corp.:
2.36%, 3/25/2031 (a)	963,000	871,486
2.76%, 7/2/2029 (a)	1,199,000	1,142,167
3.67%, 7/20/2028 (a)	799,000	791,042
4.19%, 6/30/2027 (a)	1,049,000	1,050,385
4.45%, 6/30/2030 (a)	862,000	862,543
5.05%, 6/30/2035 (a)	1,384,000	1,396,262
5.12%, 7/13/2028 (a)	2,185,000	2,225,138
5.12%, 7/13/2033 (a)	1,695,000	1,732,121
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	1,359,000	1,306,393
Series MTN, 1.65%, 1/10/2031	1,051,000	920,056
1.90%, 9/12/2031	1,667,000	1,450,373
Series MTN, 1.90%, 4/6/2028 (a)	1,941,000	1,859,478
Series MTN, 2.15%, 2/13/2030	843,000	774,532
Series MTN, 2.40%, 1/13/2032 (a)	608,000	538,725
Series GMTN, 3.05%, 1/11/2028	1,425,000	1,398,623
Series MTN, 3.38%, 4/1/2030	1,253,000	1,202,955
3.65%, 1/8/2029 (a)	945,000	929,880
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.75%, 1/12/2028 (a)	$1,865,000	$1,852,299
4.05%, 9/5/2028	1,173,000	1,168,449
Series B, 4.05%, 3/13/2029	3,039,000	3,021,708
Series B, 4.20%, 1/10/2031	1,112,000	1,095,954
Series MTN, 4.35%, 10/8/2027	1,706,000	1,710,367
Series MTN, 4.45%, 6/29/2029	1,045,000	1,048,250
4.50%, 5/14/2027	779,000	782,046
4.55%, 8/9/2029 (a)	1,885,000	1,896,536
Series MTN, 4.55%, 9/20/2027	1,808,000	1,818,920
Series MTN, 4.55%, 5/17/2030	796,000	799,996
Series B, 4.60%, 3/11/2033	2,860,000	2,815,556
Series MTN, 4.60%, 10/10/2031	1,792,000	1,789,437
4.63%, 1/12/2028 (a)	1,818,000	1,836,435
4.65%, 9/3/2032	1,758,000	1,744,147
Series MTN, 4.65%, 1/5/2029 (a)	1,855,000	1,873,884
4.70%, 1/12/2033	933,000	928,680
4.80%, 5/15/2030	1,595,000	1,613,008
Series B, 4.80%, 1/11/2036 (a)	1,729,000	1,687,141
Series MTN, 4.80%, 1/5/2034	1,143,000	1,134,908
4.95%, 1/9/2030	1,078,000	1,096,499
5.05%, 5/16/2029 (a)	1,825,000	1,863,234
5.10%, 3/21/2031	1,559,000	1,594,343
Series MTN, 5.25%, 9/11/2028 (a)	1,174,000	1,201,448
5.35%, 1/9/2035 (a)	1,465,000	1,498,153
5.45%, 11/10/2027	1,320,000	1,345,859
5.55%, 11/20/2030	957,000	996,419
		325,727,370
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (a)	1,580,000	1,482,467
4.65%, 9/13/2029 (a)	1,159,000	1,180,708
5.15%, 9/13/2034 (a)	1,479,000	1,511,538
BorgWarner, Inc.:
2.65%, 7/1/2027	1,857,000	1,817,037
4.95%, 8/15/2029 (a)	1,581,000	1,599,134
5.40%, 8/15/2034 (a)	1,517,000	1,535,629
Lear Corp.:
2.60%, 1/15/2032	1,619,000	1,431,164
3.80%, 9/15/2027	1,498,000	1,484,248
4.25%, 5/15/2029	1,166,000	1,148,813
Magna International, Inc.:
5.05%, 3/14/2029	1,348,000	1,366,589
5.50%, 3/21/2033 (a)	1,485,000	1,523,625
5.88%, 6/1/2035	1,036,000	1,071,783
		17,152,735
Security Description	Principal Amount	Value
BANKS — 25.7%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	$1,222,000	$1,250,045
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	1,372,000	1,369,421
Series A, 3.92%, 12/8/2028	1,778,000	1,767,030
4.36%, 6/18/2028	1,877,000	1,884,076
4.62%, 12/16/2029	1,453,000	1,470,741
4.90%, 7/16/2027 (a)	1,426,000	1,439,761
Banco Bilbao Vizcaya Argentaria SA:
4.15%, 3/3/2029	1,529,000	1,510,958
5.13%, 3/3/2036	1,905,000	1,851,717
5.38%, 3/13/2029	1,665,000	1,709,272
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	1,812,000	1,884,498
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	1,321,000	1,350,802
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	1,030,000	1,162,056
Banco Santander SA:
2.75%, 12/3/2030	2,673,000	2,400,808
2.96%, 3/25/2031	1,542,000	1,411,732
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	1,190,000	1,067,680
3.31%, 6/27/2029 (a)	1,806,000	1,739,431
3.49%, 5/28/2030	1,648,000	1,568,945
3.80%, 2/23/2028	1,765,000	1,742,832
4.25%, 4/11/2027	1,880,000	1,877,537
4.38%, 4/12/2028	2,015,000	2,008,209
4.55%, 11/6/2030	6,072,000	5,985,413
5.13%, 11/6/2035	2,145,000	2,092,233
5.29%, 8/18/2027	3,156,000	3,187,055
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	2,673,000	2,701,788
5.44%, 7/15/2031	2,520,000	2,592,349
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	2,312,000	2,367,650
5.57%, 1/17/2030 (a)	1,641,000	1,681,648
5.59%, 8/8/2028	2,676,000	2,739,716
6.03%, 1/17/2035	1,525,000	1,595,577
6.35%, 3/14/2034	2,044,000	2,145,219
6.61%, 11/7/2028	1,697,000	1,783,666
6.92%, 8/8/2033	3,764,000	4,061,168
6.94%, 11/7/2033 (a)	2,656,000	2,978,306
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	5,140,000	4,580,614
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	4,576,000	4,054,107
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	5,480,000	5,211,699
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	6,825,000	6,021,902
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	$3,466,000	$2,994,173
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	6,529,000	6,034,951
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	6,177,000	5,498,827
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	5,663,000	5,231,479
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	4,985,000	4,520,099
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	8,613,000	7,812,680
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	2,471,000	2,335,688
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	6,668,000	6,035,407
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	4,678,000	4,488,026
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	11,561,000	11,357,873
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	3,488,000	3,451,167
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	6,169,000	5,710,273
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	4,464,000	4,424,672
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	5,755,000	5,675,063
Series L, 4.18%, 11/25/2027	4,602,000	4,584,742
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	9,638,000	9,598,195
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	4,377,000	4,373,280
SOFR + 0.87%, 4.46%, 2/6/2032 (c)	25,779,000	25,446,709
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	9,729,000	9,549,889
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	3,946,000	3,963,481
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	5,629,000	5,664,350
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	700,000	706,167
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	7,806,000	7,855,100
SOFR + 1.13%, 5.05%, 2/6/2037 (c)	18,380,000	18,133,708
SOFR + 1.00%, 5.16%, 1/24/2031 (c)	802,000	817,134
Security Description	Principal Amount	Value
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	$6,527,000	$6,619,618
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	7,850,000	7,942,551
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	4,597,000	4,589,599
SOFR + 1.64%, 5.46%, 5/9/2036 (c)	3,701,000	3,776,093
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	8,602,000	8,774,212
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	5,728,000	5,838,722
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	6,467,000	6,469,522
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	4,352,000	4,427,551
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	5,318,000	5,485,677
SOFR + 1.84%, 5.87%, 9/15/2034 (a) (c)	7,285,000	7,625,282
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	3,548,000	3,645,464
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	2,276,000	2,020,974
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	2,161,000	2,124,998
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	1,662,000	1,653,873
Series J, SOFR + 0.89%, 4.34%, 3/19/2030 (a) (c)	2,479,000	2,466,580
SOFR + 1.08%, 4.35%, 9/22/2031 (a) (c)	1,869,000	1,843,563
Series J, SOFR + 0.97%, 4.44%, 1/14/2032 (c)	14,835,000	14,618,557
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	1,339,000	1,342,147
SOFR + 0.67%, 5.00%, 1/27/2029 (c)	4,774,000	4,817,443
5.37%, 6/4/2027	990,000	1,002,296
5.51%, 6/4/2031	1,390,000	1,441,041
5.72%, 9/25/2028	3,511,000	3,616,927
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	2,889,000	2,908,876
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	515,000	487,278
Series MTN, 1.65%, 1/28/2031	1,186,000	1,044,415
Series MTN, 1.80%, 7/28/2031	7,111,000	6,195,317
Series J, 1.90%, 1/25/2029	794,000	745,272
2.50%, 1/26/2032 (a)	1,698,000	1,528,828
Series MTN, 3.00%, 10/30/2028	1,418,000	1,370,781
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.30%, 8/23/2029	$790,000	$760,873
Series MTN, 3.85%, 4/28/2028	947,000	942,492
Series MTN, 3.85%, 4/26/2029	1,786,000	1,769,140
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	1,749,000	1,741,444
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	2,102,000	2,081,190
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	1,696,000	1,649,716
SOFR + 0.68%, 4.44%, 6/9/2028 (c)	2,219,000	2,221,863
SOFR + 1.17%, 4.54%, 2/1/2029 (a) (c)	1,834,000	1,842,583
SOFR + 1.76%, 4.60%, 7/26/2030 (c)	1,192,000	1,197,984
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	1,423,000	1,407,689
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	1,920,000	1,934,246
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	4,272,000	4,330,697
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	1,777,000	1,778,688
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	1,464,000	1,488,844
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	1,810,000	1,844,480
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (a) (c)	344,000	348,682
SOFR + 1.25%, 5.23%, 11/20/2035 (c)	995,000	1,008,661
SOFR + 1.35%, 5.32%, 6/6/2036 (c)	1,519,000	1,538,565
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	1,552,000	1,582,295
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (c)	1,460,000	1,492,587
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (a) (c)	1,856,000	1,968,344
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	3,391,000	3,551,293
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	2,068,000	2,262,206
Bank of Nova Scotia:
2.15%, 8/1/2031	1,637,000	1,444,096
2.45%, 2/2/2032 (a)	1,635,000	1,445,520
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (c)	1,441,000	1,386,905
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	1,925,000	1,913,758
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	4,571,000	4,528,033
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	3,748,000	3,698,864
Security Description	Principal Amount	Value
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	$5,000,000	$4,996,100
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	1,817,000	1,738,905
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	1,735,000	1,729,934
SOFR + 1.05%, 4.81%, 2/2/2034 (c)	1,047,000	1,031,808
4.85%, 2/1/2030	2,076,000	2,101,452
SOFR + 0.89%, 4.93%, 2/14/2029 (a) (c)	1,872,000	1,887,931
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	1,332,000	1,355,377
5.25%, 6/12/2028	1,659,000	1,691,881
Series GMTN, 5.40%, 6/4/2027	2,404,000	2,434,435
5.65%, 2/1/2034	1,405,000	1,462,928
BankUnited, Inc. 5.13%, 6/11/2030	713,000	711,980
Barclays PLC:
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	1,878,000	1,684,078
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	1,894,000	1,691,304
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	1,867,000	1,739,409
SOFR + 0.93%, 4.22%, 5/24/2030 (c)	1,294,000	1,274,706
4.34%, 1/10/2028 (a)	9,319,000	9,283,774
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	9,552,000	9,495,643
SOFR + 1.14%, 4.52%, 2/24/2032 (c)	2,129,000	2,083,056
4.84%, 5/9/2028	2,679,000	2,680,018
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	1,887,000	1,893,755
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	2,794,000	2,808,529
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	3,318,000	3,336,747
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	2,696,000	2,706,434
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	2,182,000	2,199,631
SOFR + 1.51%, 5.21%, 2/24/2037 (c)	2,237,000	2,164,521
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	2,231,000	2,207,307
SOFR + 1.23%, 5.37%, 2/25/2031 (c)	3,272,000	3,327,657
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	3,020,000	3,055,183
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	6,102,000	6,268,707
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	$1,829,000	$1,877,487
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	3,841,000	3,889,358
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	3,285,000	3,446,326
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	2,040,000	2,123,497
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	2,565,000	2,769,482
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (c)	2,731,000	2,976,872
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	2,283,000	2,378,041
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	3,497,000	3,907,128
BOKF NA 5 yr. CMT + 2.00%, 6.11%, 11/6/2040 (c)	850,000	864,272
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027	1,579,000	1,567,221
3.60%, 4/7/2032 (a)	1,059,000	994,009
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	1,639,000	1,635,247
SOFR + 0.79%, 4.28%, 1/29/2030 (c)	2,337,000	2,320,851
SOFR + 1.17%, 4.58%, 9/8/2031 (a) (c)	1,956,000	1,948,039
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	1,390,000	1,391,140
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	2,794,000	2,816,101
5.00%, 4/28/2028	1,933,000	1,957,124
5.24%, 6/28/2027	2,622,000	2,653,018
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	1,780,000	1,818,003
5.26%, 4/8/2029 (a)	2,261,000	2,311,850
5.99%, 10/3/2028	1,275,000	1,322,175
6.09%, 10/3/2033	2,040,000	2,181,352
Capital One NA:
2.70%, 2/6/2030	2,030,000	1,895,452
4.65%, 9/13/2028	1,981,000	1,988,607
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (c)	615,000	630,258
Citibank NA:
4.58%, 5/29/2027	11,206,000	11,249,143
4.84%, 8/6/2029 (a)	2,793,000	2,828,750
4.91%, 5/29/2030	4,655,000	4,726,128
5.57%, 4/30/2034 (a)	3,864,000	4,003,568
5.80%, 9/29/2028	3,512,000	3,644,613
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	2,913,000	2,570,053
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	4,799,000	4,294,481
Security Description	Principal Amount	Value
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	$6,704,000	$6,147,836
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	4,201,000	3,896,343
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	4,367,000	4,122,710
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	5,524,000	4,987,454
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	8,223,000	8,100,560
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	4,112,000	4,069,235
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	7,426,000	6,963,657
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	4,720,000	4,644,858
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	3,486,000	3,458,600
4.13%, 7/25/2028	11,124,000	11,030,002
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	7,530,000	7,437,532
4.45%, 9/29/2027	7,920,000	7,918,495
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	5,478,000	5,412,538
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	785,000	782,300
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	4,327,000	4,333,577
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	8,483,000	8,526,433
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	4,566,000	4,545,681
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	4,422,000	4,449,814
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	4,243,000	4,308,172
SOFR + 1.49%, 5.17%, 9/11/2036 (a) (c)	8,823,000	8,737,593
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	3,977,000	3,987,340
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	2,115,000	2,070,733
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	4,604,000	4,667,351
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	2,124,000	2,153,587
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	4,657,000	4,716,004
5.88%, 2/22/2033	1,345,000	1,406,803
6.00%, 10/31/2033	1,582,000	1,657,382
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	5,465,000	5,584,793
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	$6,059,000	$6,275,367
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (c)	4,820,000	5,150,893
6.63%, 1/15/2028	1,937,000	2,014,325
6.63%, 6/15/2032	1,423,000	1,546,573
Citizens Bank NA SOFR + 0.70%, 4.19%, 1/29/2029 (c)	2,634,000	2,617,379
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	1,844,000	1,575,790
3.25%, 4/30/2030	701,000	661,057
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	1,648,000	1,667,150
5 yr. CMT + 1.45%, 5.30%, 1/29/2036 (c)	1,542,000	1,528,615
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	1,725,000	1,721,653
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	2,047,000	2,104,787
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	2,381,000	2,452,478
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	1,349,000	1,446,708
Commonwealth Bank of Australia:
Series MTN, 4.15%, 10/1/2030	1,254,000	1,242,288
Series C, 4.36%, 3/27/2029	7,945,000	7,970,027
4.42%, 3/14/2028	1,348,000	1,355,549
Cooperatieve Rabobank UA:
3.74%, 1/14/2028	2,528,000	2,511,088
3.96%, 10/17/2028	2,449,000	2,439,033
4.16%, 1/14/2031 (a)	1,667,000	1,641,695
4.32%, 4/1/2029 (d)	7,500,000	7,507,950
4.37%, 5/27/2027	1,669,000	1,673,423
4.49%, 10/17/2029 (a)	989,000	994,974
4.80%, 1/9/2029 (a)	1,555,000	1,578,076
4.88%, 1/21/2028 (a)	782,000	793,018
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (b) (c)	1,424,000	1,440,105
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	1,647,500	1,490,543
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	2,578,000	2,423,964
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	2,267,000	2,102,234
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,965,000	1,788,150
SOFR + 1.10%, 4.47%, 12/10/2031 (c)	1,277,000	1,254,448
SOFR + 1.14%, 4.73%, 2/6/2032 (a) (c)	6,081,000	5,989,481
Security Description	Principal Amount	Value
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	$1,480,000	$1,472,718
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	2,604,000	2,594,339
SOFR + 1.70%, 5.00%, 9/11/2030 (c)	2,258,000	2,267,461
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	2,354,000	2,378,152
5.37%, 9/9/2027 (a)	1,326,000	1,348,184
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	1,517,000	1,534,688
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (c)	2,083,000	2,068,252
5.41%, 5/10/2029	2,728,000	2,799,937
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	1,343,000	1,368,974
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	2,376,000	2,460,704
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	2,632,000	2,763,284
SOFR + 3.65%, 7.08%, 2/10/2034 (a) (c)	2,047,000	2,188,673
Fifth Third Bancorp:
3.95%, 3/14/2028	1,421,000	1,411,025
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	1,505,000	1,496,858
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (c)	1,375,000	1,324,428
SOFR + 0.95%, 4.57%, 4/29/2032 (c)	2,630,000	2,580,950
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	1,075,000	1,075,516
SOFR + 1.24%, 5.14%, 1/29/2037 (c)	1,752,000	1,707,885
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	1,503,000	1,549,202
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	2,215,000	2,296,733
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	1,471,000	1,513,115
Fifth Third Bank NA SOFR + 2.61%, 5.33%, 8/25/2033 (c)	1,683,000	1,685,474
Fifth Third Financial Corp.:
4.00%, 2/1/2029 (a)	2,136,000	2,104,793
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	2,681,000	2,768,830
First Citizens BancShares, Inc.:
SOFR + 1.49%, 4.87%, 3/3/2032 (c)	3,819,000	3,691,140
SOFR + 1.41%, 5.23%, 3/12/2031 (c)	500,000	495,040
5 yr. CMT + 1.85%, 5.60%, 9/5/2035 (a) (c)	1,460,000	1,427,427
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (c)	1,794,000	1,751,357
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
First Horizon Bank 5.75%, 5/1/2030 (a)	$1,639,000	$1,665,224
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	1,200,000	1,215,444
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	1,281,000	1,312,474
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	1,685,000	1,695,514
Goldman Sachs Capital I 6.35%, 2/15/2034	1,755,000	1,831,536
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	4,817,000	4,230,241
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	7,620,000	6,723,050
2.60%, 2/7/2030	4,168,000	3,877,032
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	7,145,000	6,419,068
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	7,468,000	6,627,775
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	6,878,000	6,206,501
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	4,169,000	4,130,854
3.80%, 3/15/2030	4,667,000	4,536,511
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	4,775,000	4,709,153
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	15,549,000	15,446,066
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	4,552,000	4,509,666
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	6,497,000	6,458,863
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	7,537,000	7,389,350
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	6,277,000	6,274,301
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	9,761,000	9,614,780
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	3,762,000	3,764,897
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	671,000	674,127
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	6,404,000	6,200,609
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	6,552,000	6,431,967
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	4,086,000	4,133,643
SOFR + 1.19%, 5.07%, 1/21/2037 (c)	7,715,000	7,553,988
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	3,923,000	3,987,141
Security Description	Principal Amount	Value
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	$5,424,000	$5,514,960
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	5,399,000	5,416,817
5 yr. CMT + 1.18%, 5.39%, 2/2/2041 (c)	3,558,000	3,442,792
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	5,404,000	5,493,869
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	4,270,000	4,405,060
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	3,636,000	3,772,023
6.13%, 2/15/2033 (a)	1,872,000	2,007,683
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	5,320,000	5,567,274
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	6,154,000	6,683,613
HSBC Bank USA NA 5.88%, 11/1/2034	1,903,000	1,981,822
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	3,346,000	3,226,113
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	3,431,000	3,246,790
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	1,053,000	1,038,521
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	200,000	180,244
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	5,852,000	5,259,836
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	2,338,000	2,160,335
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	3,279,000	2,930,737
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	7,407,000	7,244,342
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	3,824,000	3,794,058
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	5,541,000	5,534,295
SOFR + 1.19%, 4.62%, 11/6/2031 (a) (c)	3,826,000	3,773,813
SOFR + 1.21%, 4.68%, 3/10/2032 (c)	11,681,000	11,519,101
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	7,706,000	7,721,720
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	3,640,000	3,543,977
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	2,932,000	2,947,217
4.95%, 3/31/2030	4,696,000	4,747,609
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	2,378,000	2,396,525
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	3,333,000	3,366,330
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	$3,712,000	$3,633,009
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	4,344,000	4,378,014
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	4,133,000	4,189,581
SOFR + 1.55%, 5.28%, 3/10/2037 (c)	20,226,000	19,857,685
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	4,326,000	4,400,364
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	4,698,000	4,764,853
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	4,024,000	4,038,044
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	3,539,000	3,577,752
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	2,091,000	2,142,041
SOFR + 1.52%, 5.73%, 5/17/2032 (a) (c)	2,534,000	2,618,255
SOFR + 1.96%, 5.74%, 9/10/2036 (a) (c)	3,909,000	3,912,010
SOFR + 1.88%, 5.79%, 5/13/2036 (a) (c)	3,414,000	3,507,134
SOFR + 1.90%, 5.87%, 11/18/2035 (a) (c)	4,645,000	4,704,317
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	3,524,000	3,625,985
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	4,367,000	4,624,435
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (c)	3,336,000	3,505,002
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	4,310,000	4,493,046
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	4,593,000	5,077,424
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	3,330,000	3,806,090
HSBC USA, Inc. 4.65%, 6/3/2028	1,390,000	1,398,521
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	1,918,000	1,644,743
2.55%, 2/4/2030	140,000	129,700
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	1,284,000	1,283,422
SOFR + 0.99%, 4.62%, 1/28/2032 (a) (c)	1,557,000	1,535,233
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	1,458,000	1,447,415
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	1,508,000	1,530,499
5 yr. CMT + 1.35%, 5.61%, 1/28/2041 (c)	1,866,000	1,821,832
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	2,099,000	2,142,176
Security Description	Principal Amount	Value
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	$1,017,000	$1,034,991
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	2,351,000	2,437,611
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	6,227,000	6,228,930
SOFR + 0.72%, 4.87%, 4/12/2028 (c)	1,888,000	1,893,985
5.65%, 1/10/2030	1,061,000	1,097,085
Independent Bank Corp. 3 mo. USD Term SOFR + 3.53%, 7.25%, 4/1/2035 (c)	930,000	976,723
ING Groep NV:
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	778,000	704,277
4.05%, 4/9/2029	1,748,000	1,724,524
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (c)	1,431,000	1,376,622
4.55%, 10/2/2028	1,712,000	1,714,414
Series VAR, SOFR + 1.26%, 4.80%, 3/23/2032 (c)	15,849,000	15,745,506
SOFR + 1.01%, 4.86%, 3/25/2029 (a) (c)	1,867,000	1,878,146
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	1,927,000	1,943,360
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	2,629,000	2,684,761
SOFR + 1.61%, 5.42%, 3/23/2037 (c)	5,220,000	5,201,887
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	1,673,000	1,692,256
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	2,281,000	2,314,873
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	1,753,000	1,849,012
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	1,564,000	1,371,988
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	5,765,000	5,080,003
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	3,363,000	3,199,424
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	2,677,000	2,609,352
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	5,051,000	4,666,720
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	5,639,000	5,015,383
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	6,724,000	6,080,379
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	7,113,000	6,699,806
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	$4,984,000	$4,644,440
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	6,435,000	5,834,679
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	4,464,000	4,391,906
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	4,716,000	4,671,717
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	4,545,000	4,433,557
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	4,284,000	4,247,629
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	4,590,000	4,562,873
4.25%, 10/1/2027	2,653,000	2,654,194
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	3,370,000	3,317,596
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	5,711,000	5,709,401
SOFR + 0.84%, 4.35%, 1/22/2032 (a) (c)	3,848,000	3,793,358
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	3,860,000	3,864,632
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	5,377,000	5,349,792
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	3,871,000	3,875,181
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	3,938,000	3,941,584
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	3,892,000	3,837,006
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	4,335,000	4,343,410
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	5,760,000	5,591,117
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	6,660,000	6,692,834
SOFR + 1.07%, 4.90%, 1/22/2037 (a) (c)	3,094,000	3,026,798
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	9,215,000	9,228,546
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	3,605,000	3,637,950
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	5,462,000	5,393,343
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	12,091,000	12,264,143
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	26,880,000	27,255,514
Security Description	Principal Amount	Value
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	$4,008,000	$4,079,022
SOFR + 1.30%, 5.19%, 2/5/2037 (c)	16,718,000	16,414,401
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	6,545,000	6,616,144
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	4,600,000	4,685,330
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	15,635,000	15,871,245
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	8,693,000	8,861,557
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	4,832,000	4,944,827
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	245,000	252,032
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	5,147,000	5,304,189
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	7,586,000	7,687,273
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	6,566,000	6,803,427
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	5,537,000	5,764,792
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	4,065,000	4,224,429
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	5,403,000	5,802,930
8.75%, 9/1/2030	1,768,000	2,050,579
Keybank National Association:
3.90%, 4/13/2029 (a)	1,674,000	1,633,841
4.39%, 12/14/2027	829,000	829,033
4.90%, 8/8/2032	1,101,000	1,080,874
5.00%, 1/26/2033	2,640,000	2,605,258
5.85%, 11/15/2027	1,778,000	1,815,462
6.95%, 2/1/2028	787,000	818,449
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	1,906,000	1,864,735
Series MTN, 2.55%, 10/1/2029	1,298,000	1,212,825
Series MTN, 4.10%, 4/30/2028	812,000	806,178
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	1,533,000	1,499,151
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (c)	6,515,000	6,572,267
SOFR + 1.37%, 5.31%, 1/28/2037 (a) (c)	1,066,000	1,044,296
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (c)	1,168,000	1,238,699
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	3,225,000	3,180,043
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	$2,342,000	$2,316,542
4.38%, 3/22/2028	2,670,000	2,665,221
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	4,045,000	3,988,613
4.55%, 8/16/2028	2,137,000	2,139,201
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	2,205,000	2,217,524
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	2,096,000	2,022,137
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	2,580,000	2,568,932
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	2,918,000	2,944,058
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (c)	2,764,000	2,810,104
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	3,684,000	3,785,642
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	2,457,000	2,536,287
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	2,226,000	2,280,337
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (a) (c)	2,338,000	2,376,904
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	1,730,000	1,972,771
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	1,407,000	1,405,917
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	1,578,000	1,584,454
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	1,816,000	1,791,502
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	1,881,000	1,865,106
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (a) (c)	1,770,000	1,764,318
SOFR + 2.26%, 6.08%, 3/13/2032 (a) (c)	1,831,000	1,918,467
SOFR + 2.80%, 7.41%, 10/30/2029 (c)	1,681,000	1,795,342
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	1,698,000	1,673,260
4.70%, 1/27/2028 (a)	1,897,000	1,906,826
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	5,538,000	5,552,454
Mitsubishi UFJ Financial Group, Inc.:
2.05%, 7/17/2030	1,792,000	1,613,033
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	2,720,000	2,394,307
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	1,256,000	1,109,965
2.56%, 2/25/2030	2,095,000	1,939,677
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,829,000	1,635,364
Security Description	Principal Amount	Value
3.20%, 7/18/2029 (a)	$2,726,000	$2,613,771
3.29%, 7/25/2027 (a)	1,845,000	1,823,875
3.74%, 3/7/2029	2,173,000	2,138,015
4.05%, 9/11/2028 (a)	1,864,000	1,850,710
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	1,708,000	1,701,424
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (c)	1,143,000	1,104,264
1 yr. CMT + 0.80%, 4.51%, 1/14/2032 (c)	12,614,000	12,434,755
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	1,581,000	1,565,000
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	2,300,000	2,315,249
1 yr. CMT + 0.90%, 5.06%, 1/14/2037 (c)	2,846,000	2,793,007
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	2,659,000	2,676,682
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	1,512,000	1,533,486
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (a) (c)	1,587,000	1,576,034
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	1,752,000	1,780,452
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (a) (c)	695,000	705,397
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	1,998,000	2,032,485
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	2,426,000	2,456,228
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (c)	1,407,000	1,437,954
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	1,972,000	2,003,039
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	2,439,000	2,476,244
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (c)	2,340,000	2,393,680
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (c)	1,472,000	1,512,583
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (c)	530,000	543,748
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	1,575,000	1,609,225
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	2,530,000	2,590,467
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	1,501,000	1,331,762
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (c)	912,000	798,520
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	1,706,000	1,536,389
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	1,268,000	1,112,391
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.56%, 9/13/2031	$2,462,000	$2,170,475
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (a) (c)	1,936,000	1,778,816
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	1,552,000	1,462,713
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	863,000	823,380
3.17%, 9/11/2027	1,709,000	1,681,656
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (a) (c)	753,000	723,400
4.02%, 3/5/2028	2,986,000	2,968,562
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	3,805,000	3,778,822
1 yr. CMT + 0.70%, 4.44%, 5/12/2032 (c)	4,214,000	4,130,015
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	2,087,000	2,083,536
1 yr. CMT + 0.85%, 5.05%, 5/12/2037 (a) (c)	1,522,000	1,493,934
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	1,645,000	1,663,885
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (a) (c)	1,511,000	1,515,896
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	1,056,000	1,079,169
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	1,772,000	1,796,294
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	1,269,000	1,282,693
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	778,000	799,068
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	1,570,000	1,611,338
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (c)	1,933,000	1,979,895
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (c)	1,323,000	1,373,287
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (c)	938,000	970,727
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	1,686,000	1,748,551
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	1,836,000	1,905,750
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	2,289,000	2,350,734
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	5,208,000	4,511,899
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	4,715,000	4,086,632
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	6,656,000	5,828,193
Security Description	Principal Amount	Value
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	$5,450,000	$4,688,362
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	4,246,000	3,749,728
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	12,195,000	11,327,082
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	4,586,000	4,121,897
3.59%, 7/22/2028 (c)	5,042,000	4,982,202
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	5,628,000	5,556,187
3.95%, 4/23/2027	3,214,000	3,194,395
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	3,326,000	3,287,585
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	32,000	31,910
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	9,327,000	9,229,999
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	4,398,000	4,311,271
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	5,439,000	5,410,500
SOFR + 0.95%, 4.49%, 1/16/2032 (c)	4,306,000	4,235,252
SOFR + 1.20%, 4.71%, 3/12/2032 (c)	8,363,000	8,306,382
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	3,679,000	3,658,582
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	4,436,000	4,286,950
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	3,818,000	3,852,782
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	4,149,000	4,197,502
SOFR + 1.18%, 5.07%, 1/30/2037 (c)	7,193,000	7,045,040
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	4,277,000	4,324,902
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	5,219,000	5,279,018
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	7,252,000	7,354,688
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	4,826,000	4,898,293
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	4,733,000	4,806,882
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	6,346,000	6,366,878
SOFR + 2.62%, 5.30%, 4/20/2037 (a) (c)	3,418,000	3,406,584
5 yr. CMT + 1.17%, 5.31%, 1/18/2041 (c)	12,284,000	11,852,095
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	6,009,000	6,023,001
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	$4,389,000	$4,449,919
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	3,971,000	4,043,828
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	3,937,000	3,997,709
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	5,453,000	5,562,060
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	4,607,000	4,739,497
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	5,432,000	5,560,521
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	5,186,000	5,382,912
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	2,568,000	2,625,010
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	3,893,000	3,990,091
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	3,694,000	3,790,229
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	5,904,000	6,317,988
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	4,366,000	4,554,742
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	3,978,000	4,327,666
7.25%, 4/1/2032 (a)	1,235,000	1,396,810
Morgan Stanley Bank NA:
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	2,469,000	2,483,839
SOFR + 0.91%, 5.02%, 1/12/2029 (a) (c)	3,467,000	3,504,166
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	3,521,000	3,561,245
Morgan Stanley Private Bank NA:
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	10,196,000	10,089,962
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	8,492,000	8,491,915
SOFR + 1.02%, 4.47%, 11/19/2031 (c)	32,555,000	32,056,908
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	5,596,000	5,576,862
National Australia Bank Ltd.:
3.85%, 12/13/2028	3,055,000	3,029,307
3.91%, 6/9/2027	4,670,000	4,658,278
4.15%, 1/13/2031 (a)	1,637,000	1,617,847
4.31%, 6/13/2028	1,372,000	1,375,595
4.50%, 10/26/2027 (a)	2,101,000	2,112,892
4.53%, 6/13/2030	1,530,000	1,540,741
4.79%, 1/10/2029 (a)	1,777,000	1,806,178
4.90%, 6/13/2028	1,437,000	1,458,713
4.90%, 1/14/2030	987,000	1,006,404
4.94%, 1/12/2028	1,634,000	1,657,399
5.09%, 6/11/2027	1,739,000	1,758,599
Security Description	Principal Amount	Value
National Bank of Canada:
SOFR + 0.76%, 4.17%, 1/20/2029 (c)	$3,718,000	$3,696,919
4.50%, 10/10/2029	2,990,000	2,992,272
5.60%, 12/18/2028	1,740,000	1,792,426
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	1,572,000	1,431,243
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	5,901,000	5,806,702
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	2,401,000	2,386,018
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	3,141,250	3,162,830
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	2,119,000	2,138,855
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	3,335,000	3,370,751
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	2,362,000	2,385,691
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (a) (c)	2,857,000	2,951,367
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	1,926,000	1,982,104
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	1,424,000	1,498,689
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (c)	1,969,000	2,041,853
Northern Trust Corp.:
3.15%, 5/3/2029	3,000	2,905
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	1,671,000	1,647,790
3.65%, 8/3/2028	1,624,000	1,611,690
4.00%, 5/10/2027	1,644,000	1,642,290
4.15%, 11/19/2030	1,894,000	1,878,356
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	1,889,000	1,840,698
6.13%, 11/2/2032 (a)	1,946,000	2,079,398
Old National Bancorp 3 mo. USD Term SOFR + 2.20%, 5.77%, 2/15/2036 (c)	1,422,000	1,416,667
Pinnacle Bank/Nashville TN:
5.63%, 2/15/2028	1,375,000	1,390,469
5 yr. CMT + 2.30%, 5.96%, 1/15/2036 (c)	1,574,000	1,559,614
Pinnacle Financial Partners, Inc. SOFR + 2.35%, 6.17%, 11/1/2030 (c)	1,322,000	1,348,096
PNC Bank NA:
2.70%, 10/22/2029	1,329,000	1,248,728
3.10%, 10/25/2027	1,935,000	1,903,169
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 1/22/2028 (a)	$1,681,000	$1,655,819
4.05%, 7/26/2028	2,324,000	2,303,084
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	1,824,000	1,823,508
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	1,510,000	1,345,244
2.55%, 1/22/2030 (a)	3,861,000	3,601,116
3.15%, 5/19/2027 (a)	1,785,000	1,763,901
3.45%, 4/23/2029	2,228,000	2,177,558
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	3,253,000	3,235,108
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	1,598,000	1,552,089
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	3,051,000	3,041,084
SOFR + 1.33%, 4.90%, 5/13/2031 (a) (c)	5,418,000	5,449,424
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	2,683,000	2,686,568
SOFR + 1.07%, 5.22%, 1/29/2031 (c)	1,580,000	1,611,379
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	1,638,000	1,663,930
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	2,697,000	2,718,118
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	2,778,000	2,808,975
5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	2,670,000	2,620,204
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	200,000	205,690
SOFR + 1.39%, 5.58%, 1/29/2036 (c)	3,082,000	3,148,540
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	4,838,000	4,958,369
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	3,548,000	3,652,169
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	1,237,000	1,295,584
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	4,993,000	5,278,849
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	4,105,000	4,529,909
Regions Financial Corp.:
1.80%, 8/12/2028	2,607,000	2,447,843
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (c)	1,589,000	1,591,050
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	1,555,000	1,595,648
Royal Bank of Canada:
3.63%, 5/4/2027 (a)	1,897,000	1,885,656
3.88%, 5/4/2032	1,746,000	1,676,265
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	6,632,000	6,587,367
Security Description	Principal Amount	Value
Series GMTN, 4.24%, 8/3/2027	$2,125,000	$2,125,021
SOFR + 0.98%, 4.31%, 11/3/2031 (c)	1,827,000	1,796,215
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	2,402,000	2,403,393
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (a) (c)	2,576,000	2,578,550
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	3,052,000	3,058,959
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	2,841,000	2,836,653
Series GMTN, 4.90%, 1/12/2028	1,777,000	1,796,778
Series GMTN, 4.95%, 2/1/2029 (a)	1,885,000	1,917,667
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	2,670,000	2,695,659
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (c)	2,022,000	2,047,032
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (c)	1,429,000	1,445,191
Series GMTN, 5.00%, 2/1/2033 (a)	1,912,000	1,928,921
Series GMTN, 5.00%, 5/2/2033 (a)	1,296,000	1,306,212
Series GMTN, 5.15%, 2/1/2034 (a)	2,328,000	2,379,775
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	3,366,000	3,419,385
Series GMTN, 5.20%, 8/1/2028	1,499,000	1,528,230
Series MTN, 6.00%, 11/1/2027	3,295,000	3,381,724
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	2,166,000	2,161,581
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (c)	3,457,000	3,494,336
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	1,783,000	1,807,570
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	1,566,000	1,605,401
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	1,767,000	1,824,905
SOFR + 2.14%, 6.34%, 5/31/2035 (a) (c)	1,824,000	1,907,630
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	3,777,000	3,896,127
SOFR + 2.70%, 6.57%, 6/12/2029 (a) (c)	867,000	897,206
SOFR + 3.28%, 7.66%, 11/9/2031 (a) (c)	1,608,000	1,771,164
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Santander U.K. Group Holdings PLC:
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	$1,622,000	$1,470,797
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	1,809,000	1,785,809
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	3,489,000	3,456,552
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	1,899,000	1,901,317
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	1,721,000	1,660,885
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	2,066,000	2,124,550
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	2,290,000	2,361,700
Simmons First National Corp. 3 mo. USD Term SOFR + 3.02%, 6.25%, 10/1/2035 (c)	200,000	199,850
Southstate Bank Corp. 3 mo. USD Term SOFR + 3.19%, 7.00%, 6/13/2035 (c)	1,027,000	1,071,582
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027	1,737,000	1,755,082
Sumitomo Mitsui Financial Group, Inc.:
1.71%, 1/12/2031	281,000	244,768
1.90%, 9/17/2028	3,862,000	3,630,666
2.13%, 7/8/2030	6,128,000	5,514,832
2.14%, 9/23/2030 (a)	570,000	509,529
2.22%, 9/17/2031 (a)	1,419,000	1,241,327
2.47%, 1/14/2029	734,000	695,927
2.72%, 9/27/2029	794,000	746,122
2.75%, 1/15/2030	1,014,000	946,792
3.04%, 7/16/2029	4,205,000	4,003,454
3.35%, 10/18/2027 (a)	1,098,000	1,083,517
3.36%, 7/12/2027	2,627,000	2,598,996
3.54%, 1/17/2028	1,111,000	1,095,346
3.94%, 7/19/2028	781,000	774,041
4.11%, 1/15/2029	715,000	707,693
4.31%, 10/16/2028 (a)	803,000	800,278
SOFR + 1.02%, 4.49%, 1/15/2032 (c)	1,987,000	1,957,096
SOFR + 1.19%, 4.66%, 7/8/2031 (a) (c)	3,795,000	3,773,179
SOFR + 1.38%, 4.95%, 7/8/2033 (c)	1,671,000	1,663,882
SOFR + 1.22%, 5.05%, 1/15/2037 (c)	1,077,000	1,058,045
5.24%, 4/15/2030 (a)	799,000	815,348
SOFR + 1.50%, 5.25%, 7/8/2036 (a) (c)	1,637,000	1,639,455
5.32%, 7/9/2029	1,396,000	1,425,428
Security Description	Principal Amount	Value
5 yr. CMT + 1.30%, 5.33%, 3/3/2041 (c)	$2,414,000	$2,333,879
5.42%, 7/9/2031	1,187,000	1,216,117
5.45%, 1/15/2032	1,524,000	1,568,912
5.52%, 1/13/2028	3,605,000	3,676,379
5.56%, 7/9/2034	2,224,000	2,279,044
5.63%, 1/15/2035	1,479,000	1,525,056
5.71%, 1/13/2030	2,342,000	2,425,937
5.72%, 9/14/2028	1,987,000	2,043,133
5.77%, 1/13/2033	2,044,000	2,127,906
5.78%, 7/13/2033 (a)	1,371,000	1,428,363
5.80%, 7/13/2028	1,567,000	1,614,480
5.81%, 9/14/2033 (a)	1,419,000	1,482,344
5.85%, 7/13/2030	6,486,000	6,750,499
Synchrony Bank 5.63%, 8/23/2027 (a)	1,314,000	1,328,546
Texas Capital Bancshares, Inc. SOFR + 1.94%, 5.30%, 2/27/2032 (c)	912,000	899,642
Toronto-Dominion Bank:
Series MTN, 2.00%, 9/10/2031 (a)	1,564,000	1,378,901
Series GMTN, 2.45%, 1/12/2032	1,452,000	1,283,118
Series MTN, 3.20%, 3/10/2032	2,376,000	2,186,371
3.91%, 1/13/2028	1,717,000	1,705,118
4.11%, 10/13/2028	1,836,000	1,825,553
4.41%, 1/13/2031 (a)	5,259,000	5,215,298
4.46%, 6/8/2032 (a)	3,571,000	3,516,685
Series MTN, 4.57%, 6/2/2028	1,912,000	1,918,482
Series MTN, 4.69%, 9/15/2027	2,710,000	2,725,013
4.78%, 12/17/2029 (a)	2,095,000	2,119,407
Series MTN, 4.81%, 6/3/2030 (a)	1,525,000	1,538,328
4.86%, 1/31/2028	3,054,000	3,078,982
4.93%, 10/15/2035	1,726,000	1,695,105
Series GMTN, 4.98%, 4/5/2027	1,812,000	1,825,318
Series GMTN, 4.99%, 4/5/2029	1,371,000	1,391,743
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	1,883,000	1,887,237
5.16%, 1/10/2028	7,115,000	7,207,210
5.30%, 1/30/2032	1,745,000	1,794,192
Series MTN, 5.52%, 7/17/2028	2,071,000	2,122,195
Truist Bank:
2.25%, 3/11/2030	1,950,000	1,772,277
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	1,998,000	1,978,819
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	1,685,000	1,676,491
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	3,301,000	3,300,703
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	$1,305,000	$1,251,208
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	1,725,000	1,632,626
Series MTN, 3.88%, 3/19/2029	1,670,000	1,643,363
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	1,948,000	1,940,150
SOFR + 0.97%, 4.60%, 1/27/2032 (c)	2,340,000	2,314,073
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	2,170,000	2,184,322
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	8,886,000	8,708,635
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (a) (c)	2,049,000	1,984,743
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	2,232,000	2,256,240
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	2,925,000	2,914,558
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	1,462,000	1,481,795
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	2,829,000	2,893,756
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	3,794,000	3,910,817
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	2,041,000	2,124,314
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	1,208,000	1,278,245
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	3,028,000	3,217,068
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	1,796,000	1,578,325
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	3,042,000	2,626,372
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	1,363,000	1,212,988
Series DMTN, 3.00%, 7/30/2029	1,526,000	1,456,613
Series X, 3.15%, 4/27/2027	3,875,750	3,832,380
Series MTN, 3.90%, 4/26/2028 (a)	1,771,000	1,759,063
SOFR + 0.87%, 4.48%, 1/26/2032 (c)	2,272,000	2,248,121
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	3,532,000	3,535,815
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	3,082,000	3,094,482
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	3,769,000	3,725,694
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	4,760,000	4,712,543
SOFR + 1.10%, 5.03%, 1/26/2037 (c)	2,504,000	2,472,049
Security Description	Principal Amount	Value
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	$2,289,000	$2,322,259
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	2,288,000	2,319,803
SOFR + 1.25%, 5.10%, 7/23/2030 (a) (c)	1,489,000	1,515,221
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	2,779,000	2,843,389
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (c)	2,173,000	2,219,937
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	3,531,000	3,646,005
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	3,359,000	3,453,657
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	2,823,000	2,946,873
SOFR + 2.09%, 5.85%, 10/21/2033 (a) (c)	2,820,000	2,961,423
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	2,372,000	2,380,539
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (a) (c)	2,172,000	2,168,699
SOFR + 1.11%, 4.63%, 2/16/2032 (c)	3,924,000	3,909,677
5.65%, 9/11/2028	2,668,000	2,752,282
Wachovia Corp. 5.50%, 8/1/2035	1,717,000	1,731,886
Webster Financial Corp.:
4.10%, 3/25/2029	2,377,000	2,327,440
5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	1,623,000	1,647,004
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	5,839,000	5,699,273
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	5,309,000	4,912,418
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	6,598,000	6,225,411
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	7,145,000	6,555,252
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	4,280,000	4,237,842
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	2,843,000	2,811,642
Series MTN, 4.15%, 1/24/2029	13,202,000	13,125,956
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	2,142,000	2,123,022
Series GMTN, 4.30%, 7/22/2027	2,526,000	2,521,883
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (a) (c)	$4,798,000	$4,760,288
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	13,528,000	13,584,547
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	2,627,000	2,555,335
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	8,067,000	8,021,825
SOFR + 1.10%, 4.96%, 1/23/2037 (c)	15,733,000	15,327,246
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	4,140,000	4,175,770
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	7,233,000	7,355,816
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	5,039,000	5,121,992
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	3,789,000	3,771,760
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	5,519,000	5,624,634
5.38%, 2/7/2035 (a)	1,849,000	1,899,182
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	7,116,000	7,218,043
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	5,786,000	5,887,371
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	8,686,000	8,894,811
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	7,801,000	7,977,069
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	5,538,000	5,666,980
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	6,420,000	6,503,396
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	5,305,000	5,526,855
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	6,011,000	6,500,295
Series B, 7.95%, 11/15/2029	1,513,000	1,676,207
Western Alliance Bank 5 yr. CMT + 2.85%, 6.54%, 11/15/2035 (c)	1,452,000	1,422,045
Westpac Banking Corp.:
1.95%, 11/20/2028 (a)	1,720,000	1,624,970
2.15%, 6/3/2031 (a)	2,134,000	1,913,536
2.65%, 1/16/2030	1,034,000	974,628
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	2,565,250	2,302,004
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	2,007,000	1,793,957
3.40%, 1/25/2028 (a)	1,818,000	1,797,111
4.04%, 8/26/2027 (a)	1,355,000	1,354,079
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (a) (c)	2,224,000	2,168,244
4.35%, 7/1/2030 (a)	865,000	864,273
5.05%, 4/16/2029	1,015,000	1,038,660
Security Description	Principal Amount	Value
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	$1,351,000	$1,369,549
5.46%, 11/18/2027 (a)	2,168,000	2,213,051
5.54%, 11/17/2028 (a)	1,572,000	1,625,684
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	2,394,000	2,421,890
6.82%, 11/17/2033	2,723,000	2,975,204
Wintrust Financial Corp. 4.85%, 6/6/2029	1,570,000	1,536,323
Zions Bancorp NA:
3.25%, 10/29/2029 (a)	1,522,000	1,410,498
SOFR + 1.06%, 4.48%, 2/9/2029 (c)	1,922,000	1,907,470
SOFR + 1.16%, 4.70%, 8/18/2028 (c)	1,136,000	1,130,843
SOFR + 2.83%, 6.82%, 11/19/2035 (a) (c)	1,991,000	2,045,613
		2,735,900,465
BEVERAGES — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036	7,000,000	6,816,110
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,393,000	2,313,576
4.75%, 1/23/2029	26,989,000	27,318,266
4.90%, 1/23/2031	1,501,000	1,535,103
5.00%, 6/15/2034	1,644,000	1,663,449
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	1,332,000	1,321,131
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	1,827,000	1,726,880
1.38%, 3/15/2031 (a)	2,160,000	1,884,794
1.45%, 6/1/2027	2,254,000	2,189,896
1.50%, 3/5/2028	633,000	604,914
2.00%, 3/5/2031	1,497,000	1,346,043
2.13%, 9/6/2029 (a)	1,725,000	1,618,843
2.25%, 1/5/2032 (a)	3,250,000	2,909,400
2.90%, 5/25/2027	2,361,000	2,332,196
3.45%, 3/25/2030	2,409,000	2,347,305
4.65%, 8/14/2034 (a)	5,255,000	5,287,161
5.00%, 5/13/2034 (a)	1,771,000	1,821,739
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	1,619,000	1,655,120
5.45%, 6/1/2034	1,575,000	1,615,840
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	2,119,000	1,766,801
2.75%, 1/22/2030	2,002,000	1,875,974
5.10%, 5/6/2035 (a)	145,000	143,588
Constellation Brands, Inc.:
2.25%, 8/1/2031 (a)	1,466,000	1,292,997
3.15%, 8/1/2029	1,747,000	1,671,372
3.50%, 5/9/2027	1,522,000	1,506,263
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 2/15/2028	$1,867,000	$1,838,771
4.35%, 5/9/2027	1,881,000	1,879,044
4.65%, 11/15/2028	174,000	174,684
4.75%, 5/9/2032 (a)	1,288,000	1,278,057
4.80%, 1/15/2029	1,013,000	1,018,632
4.80%, 5/1/2030 (a)	1,740,000	1,750,475
4.90%, 5/1/2033	1,574,000	1,552,956
4.95%, 11/1/2035	1,370,000	1,323,105
Diageo Capital PLC:
2.00%, 4/29/2030	1,948,000	1,766,700
2.13%, 4/29/2032	1,950,000	1,680,081
2.38%, 10/24/2029	1,154,000	1,078,655
3.88%, 5/18/2028	1,478,000	1,467,610
5.30%, 10/24/2027	1,362,000	1,383,601
5.50%, 1/24/2033	1,493,000	1,541,642
5.63%, 10/5/2033	1,841,000	1,915,192
Diageo Investment Corp.:
5.13%, 8/15/2030	1,579,000	1,612,491
5.63%, 4/15/2035 (a)	1,115,000	1,154,449
7.45%, 4/15/2035	1,884,000	2,202,716
Keurig Dr. Pepper, Inc.:
Series 31, 2.25%, 3/15/2031 (a)	987,000	871,333
3.20%, 5/1/2030	5,929,000	5,560,453
3.95%, 4/15/2029 (a)	1,836,000	1,798,032
4.05%, 4/15/2032	1,662,000	1,571,920
4.35%, 5/15/2028	2,043,000	2,035,298
4.60%, 5/25/2028	1,843,000	1,842,834
4.60%, 5/15/2030	1,531,000	1,514,924
5.05%, 3/15/2029 (a)	688,000	695,231
5.15%, 5/15/2035	1,658,000	1,615,655
Series 10, 5.20%, 3/15/2031	463,000	467,820
5.30%, 3/15/2034	1,324,000	1,312,786
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (b)	943,000	942,462
5.05%, 3/26/2031 (b)	1,167,000	1,161,690
5.70%, 3/26/2036 (b)	1,452,000	1,440,979
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (a)	1,678,000	1,695,820
4.70%, 2/16/2034	1,819,000	1,808,614
PepsiCo, Inc.:
1.63%, 5/1/2030	1,574,000	1,418,662
1.95%, 10/21/2031	2,310,000	2,036,935
2.63%, 7/29/2029 (a)	1,487,000	1,415,059
2.75%, 3/19/2030	2,264,000	2,139,616
3.00%, 10/15/2027 (a)	1,636,000	1,612,082
3.60%, 2/18/2028 (a)	1,313,000	1,303,756
3.90%, 7/18/2032 (a)	2,008,000	1,948,342
4.10%, 1/15/2029	1,679,000	1,677,724
4.30%, 7/23/2030 (a)	1,564,000	1,567,582
4.45%, 2/7/2028 (a)	984,000	991,970
4.45%, 5/15/2028	1,571,000	1,583,631
4.45%, 2/15/2033 (a)	2,828,000	2,840,302
Security Description	Principal Amount	Value
4.50%, 7/17/2029	$1,491,000	$1,504,374
4.60%, 2/7/2030	1,801,000	1,824,233
4.65%, 7/23/2032	1,719,000	1,729,417
4.80%, 7/17/2034 (a)	1,531,000	1,540,783
5.00%, 2/7/2035 (a)	2,172,000	2,195,957
5.00%, 7/23/2035 (a)	2,188,000	2,209,989
7.00%, 3/1/2029	1,363,000	1,468,632
		162,528,519
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
1.65%, 8/15/2028	2,740,000	2,582,066
2.00%, 1/15/2032	1,354,000	1,171,427
2.30%, 2/25/2031	3,967,000	3,580,019
2.45%, 2/21/2030	1,835,000	1,705,302
3.00%, 2/22/2029	1,712,000	1,652,097
3.20%, 11/2/2027	1,312,000	1,291,664
3.35%, 2/22/2032	1,998,000	1,856,642
4.05%, 8/18/2029	2,034,000	2,014,616
4.20%, 2/19/2031	1,437,000	1,416,781
4.20%, 3/1/2033	1,412,000	1,363,611
4.85%, 2/19/2036	2,874,000	2,822,440
5.15%, 3/2/2028	7,228,000	7,334,685
5.25%, 3/2/2030	5,293,500	5,437,536
5.25%, 3/2/2033	8,820,000	9,049,408
Biogen, Inc.:
2.25%, 5/1/2030	2,721,000	2,483,756
5.05%, 1/15/2031 (a)	1,246,000	1,269,250
5.75%, 5/15/2035 (a)	1,564,000	1,617,364
Bio-Rad Laboratories, Inc. 3.70%, 3/15/2032 (a)	1,784,000	1,656,854
Gilead Sciences, Inc.:
1.20%, 10/1/2027	1,869,000	1,791,324
1.65%, 10/1/2030	1,626,000	1,447,872
4.80%, 11/15/2029 (a)	1,151,000	1,172,696
5.10%, 6/15/2035	510,000	515,712
5.25%, 10/15/2033 (a)	1,535,000	1,587,405
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,489,000	1,333,861
4.75%, 12/12/2030	1,633,000	1,624,541
5.75%, 12/13/2027	500,000	509,695
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	2,243,000	1,988,778
Royalty Pharma PLC:
1.75%, 9/2/2027 (a)	1,807,000	1,741,641
2.15%, 9/2/2031	1,515,000	1,319,914
2.20%, 9/2/2030	1,622,000	1,459,995
4.45%, 3/25/2031	1,731,000	1,708,982
5.15%, 9/2/2029	500,000	508,870
5.20%, 9/25/2035	1,382,000	1,363,288
5.40%, 9/2/2034	1,139,000	1,148,420
		71,528,512
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.0% *
Lennox International, Inc. 1.70%, 8/1/2027	$1,080,000	$1,043,626
CHEMICALS — 0.9%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027 (a)	1,071,000	1,045,510
2.05%, 5/15/2030	1,763,000	1,606,640
4.30%, 6/11/2028	1,447,000	1,451,370
4.60%, 2/8/2029	1,482,000	1,497,161
4.75%, 2/8/2031 (a)	1,107,000	1,122,088
4.80%, 3/3/2033	417,000	420,361
4.85%, 2/8/2034 (a)	1,406,000	1,406,675
4.90%, 10/11/2032	1,323,000	1,340,636
Albemarle Corp. 5.05%, 6/1/2032 (a)	92,000	92,306
Cabot Corp.:
4.00%, 7/1/2029	427,000	421,859
5.00%, 6/30/2032	1,501,000	1,499,919
CF Industries, Inc.:
5.15%, 3/15/2034 (a)	1,577,000	1,567,538
5.30%, 11/26/2035 (a)	1,523,000	1,517,791
Dow Chemical Co.:
2.10%, 11/15/2030	1,605,000	1,411,244
4.25%, 10/1/2034	1,783,000	1,618,679
4.80%, 11/30/2028	484,000	485,878
4.80%, 1/15/2031	1,570,000	1,549,621
5.15%, 2/15/2034 (a)	1,871,000	1,823,421
5.35%, 3/15/2035 (a)	794,000	782,289
6.30%, 3/15/2033 (a)	1,023,000	1,072,401
7.38%, 11/1/2029	2,617,000	2,830,652
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (a)	898,000	903,047
4.73%, 11/15/2028 (b)	1,833,000	1,839,232
Eastman Chemical Co.:
4.50%, 12/1/2028 (a)	1,433,000	1,433,545
4.50%, 2/20/2031	1,796,000	1,756,901
5.00%, 8/1/2029 (a)	1,122,000	1,132,726
5.63%, 2/20/2034	1,418,000	1,437,639
5.75%, 3/8/2033	786,000	812,968
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	1,257,000	1,086,890
2.13%, 2/1/2032 (a)	1,462,000	1,283,475
4.30%, 6/15/2028	1,455,000	1,458,434
5.00%, 9/1/2035	1,137,000	1,138,569
5.25%, 1/15/2028	2,007,000	2,043,467
EIDP, Inc.:
2.30%, 7/15/2030	100,000	92,012
4.80%, 5/15/2033	1,688,000	1,670,546
5.13%, 5/15/2032	2,871,000	2,913,692
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	852,000	850,075
Linde, Inc. 1.10%, 8/10/2030 (a)	1,229,000	1,075,252
Security Description	Principal Amount	Value
Lubrizol Corp. 6.50%, 10/1/2034	$1,322,000	$1,478,948
LYB International Finance III LLC:
2.25%, 10/1/2030	316,000	282,150
5.13%, 1/15/2031 (a)	1,207,000	1,208,545
5.50%, 3/1/2034 (a)	1,667,000	1,657,031
5.63%, 5/15/2033 (a)	1,709,000	1,721,151
5.88%, 1/15/2036	225,000	225,666
6.15%, 5/15/2035 (a)	1,727,000	1,778,309
Mosaic Co.:
4.05%, 11/15/2027	1,816,000	1,803,415
4.35%, 1/15/2029	1,460,000	1,452,247
4.60%, 11/15/2030	3,467,000	3,438,675
5.38%, 11/15/2028	14,000	14,297
5.45%, 11/15/2033 (a)	1,700,000	1,717,952
NewMarket Corp. 2.70%, 3/18/2031	1,390,000	1,252,696
Nutrien Ltd.:
4.13%, 3/15/2035	425,000	389,300
4.20%, 4/1/2029	658,000	653,124
4.90%, 3/27/2028	1,695,000	1,709,747
5.20%, 6/21/2027	2,167,000	2,187,543
5.25%, 3/12/2032	1,232,000	1,258,118
5.40%, 6/21/2034 (a)	1,237,000	1,257,633
PPG Industries, Inc.:
2.55%, 6/15/2030	1,642,000	1,523,924
2.80%, 8/15/2029	568,000	541,065
3.75%, 3/15/2028 (a)	784,000	776,740
4.38%, 3/15/2031	1,615,000	1,592,099
Rohm & Haas Co. 7.85%, 7/15/2029	1,757,000	1,923,739
RPM International, Inc.:
2.95%, 1/15/2032	19,000	17,080
4.55%, 3/1/2029	1,659,000	1,663,214
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	1,761,000	1,530,115
2.30%, 5/15/2030 (a)	1,861,000	1,702,350
2.95%, 8/15/2029	1,585,000	1,510,917
3.45%, 6/1/2027	2,127,000	2,105,135
4.30%, 8/15/2028	1,496,000	1,491,392
4.55%, 3/1/2028	1,729,000	1,735,899
4.80%, 9/1/2031 (a)	435,000	438,685
5.15%, 8/15/2035 (a)	934,000	937,017
Westlake Corp.:
3.38%, 6/15/2030 (a)	1,623,000	1,540,568
5.55%, 11/15/2035 (a)	861,000	857,375
		96,866,370
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	1,897,000	1,666,382
1.70%, 5/15/2028 (a)	1,637,000	1,560,208
4.45%, 9/9/2034 (a)	1,553,000	1,522,126
4.75%, 5/8/2032	2,365,000	2,389,170
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Block Financial LLC:
2.50%, 7/15/2028 (a)	$1,542,000	$1,456,034
3.88%, 8/15/2030 (a)	616,000	580,475
5.38%, 9/15/2032	1,809,000	1,752,614
Cintas Corp. No. 2:
4.00%, 5/1/2032	2,264,000	2,194,812
4.20%, 5/1/2028	140,000	139,748
Cornell University:
Series 2025, 4.17%, 6/15/2030	1,095,000	1,087,182
Series 2025, 4.73%, 6/15/2035	915,000	906,088
4.84%, 6/15/2034 (a)	778,000	786,200
Emory University Series 2020, 2.14%, 9/1/2030	1,434,000	1,306,059
Equifax, Inc.:
2.35%, 9/15/2031	1,430,000	1,254,367
3.10%, 5/15/2030	1,834,000	1,716,055
4.80%, 9/15/2029	1,436,000	1,444,702
5.10%, 12/15/2027	1,495,500	1,510,664
5.10%, 6/1/2028	1,581,000	1,601,174
Global Payments, Inc.:
2.90%, 5/15/2030	1,824,000	1,667,373
2.90%, 11/15/2031	1,823,000	1,597,969
3.20%, 8/15/2029	1,717,000	1,619,440
4.45%, 6/1/2028	1,834,000	1,818,815
4.50%, 11/15/2028	3,121,000	3,092,068
4.55%, 3/15/2028	1,262,000	1,256,536
4.88%, 11/15/2030	2,738,000	2,687,511
4.95%, 8/15/2027	1,764,000	1,768,269
5.20%, 11/15/2032	1,746,000	1,694,406
5.30%, 8/15/2029	1,408,000	1,417,574
5.40%, 8/15/2032 (a)	1,297,000	1,285,833
5.40%, 3/15/2033	1,827,000	1,784,650
5.55%, 11/15/2035	3,154,000	3,032,792
J Paul Getty Trust 4.91%, 4/1/2035	1,690,000	1,697,808
Johns Hopkins University Series A, 4.71%, 7/1/2032	1,797,000	1,815,922
Leland Stanford Junior University:
1.29%, 6/1/2027	298,000	289,185
Series 2025, 4.15%, 8/1/2030	1,917,000	1,907,281
4.68%, 3/1/2035 (a)	905,000	897,679
Moody's Corp.:
3.25%, 1/15/2028	1,928,000	1,892,371
4.25%, 2/1/2029	266,000	266,125
4.25%, 8/8/2032	1,610,000	1,564,018
5.00%, 8/5/2034	1,753,000	1,751,948
Northwestern University 4.94%, 12/1/2035	500,000	502,615
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	1,420,000	1,299,556
2.85%, 10/1/2029	2,863,000	2,715,527
Security Description	Principal Amount	Value
3.90%, 6/1/2027	$2,521,000	$2,509,000
4.40%, 6/1/2032	1,686,000	1,656,023
5.10%, 4/1/2035 (a)	1,501,000	1,490,133
5.15%, 6/1/2034 (a)	1,566,000	1,561,286
President & Fellows of Harvard College:
4.61%, 2/15/2035	305,000	301,566
4.89%, 3/15/2030 (a)	2,440,000	2,489,678
Quanta Services, Inc.:
2.35%, 1/15/2032 (a)	1,555,000	1,355,136
2.90%, 10/1/2030	795,000	737,847
4.30%, 8/9/2028 (a)	944,000	942,660
4.50%, 1/15/2031 (a)	749,000	743,173
4.75%, 8/9/2027	2,443,000	2,456,339
5.10%, 8/9/2035	309,000	304,791
5.25%, 8/9/2034	836,000	841,233
RELX Capital, Inc.:
3.00%, 5/22/2030	970,000	913,139
4.00%, 3/18/2029	1,856,000	1,837,329
4.75%, 3/27/2030	1,794,000	1,807,168
4.75%, 5/20/2032	1,311,000	1,307,185
5.25%, 3/27/2035 (a)	1,658,000	1,677,365
Rollins, Inc. 5.25%, 2/24/2035	775,000	772,946
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,462,000	1,274,308
2.50%, 12/1/2029 (a)	1,258,000	1,179,413
2.90%, 3/1/2032 (a)	2,695,000	2,458,837
2.95%, 3/1/2029	1,983,000	1,908,142
4.25%, 5/1/2029	1,626,000	1,621,659
4.25%, 1/15/2031 (b)	1,785,000	1,762,455
4.75%, 8/1/2028 (a)	1,089,000	1,100,478
4.80%, 12/4/2035 (a) (b)	1,365,000	1,336,799
5.25%, 9/15/2033 (a)	1,281,000	1,318,508
TR Finance LLC 5.50%, 8/15/2035	780,000	784,820
Triton Container International Ltd./TAL International Container Corp.:
3.25%, 3/15/2032	1,799,000	1,618,434
5.15%, 2/15/2033	785,000	768,539
Trustees of Dartmouth College 4.27%, 6/1/2030	1,329,000	1,330,090
Trustees of Princeton University 4.65%, 7/1/2030 (a)	1,291,000	1,308,248
UL Solutions, Inc. 6.50%, 10/20/2028	1,371,000	1,435,286
Verisk Analytics, Inc.:
4.13%, 3/15/2029	1,510,000	1,502,979
4.45%, 3/15/2031	1,007,000	990,223
5.13%, 3/15/2036	1,647,000	1,609,975
5.25%, 6/5/2034	1,920,000	1,910,477
5.25%, 3/15/2035	1,375,000	1,363,161
5.75%, 4/1/2033	993,000	1,028,470
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Yale University:
Series 2020, 1.48%, 4/15/2030	$2,730,000	$2,467,838
Series 2025, 4.70%, 4/15/2032 (a)	1,810,000	1,837,856
		125,818,323
COMPUTERS — 0.9%
Amdocs Ltd. 2.54%, 6/15/2030	1,780,000	1,608,978
Apple, Inc.:
1.20%, 2/8/2028 (a)	4,011,000	3,820,518
1.25%, 8/20/2030	2,076,000	1,839,502
1.40%, 8/5/2028 (a)	4,370,000	4,127,727
1.65%, 5/11/2030 (a)	3,184,000	2,889,989
1.65%, 2/8/2031	4,389,000	3,915,734
1.70%, 8/5/2031 (a)	1,912,000	1,686,231
2.20%, 9/11/2029 (a)	2,856,000	2,692,323
2.90%, 9/12/2027	3,729,000	3,673,997
3.00%, 6/20/2027 (a)	4,620,000	4,570,889
3.00%, 11/13/2027	2,870,000	2,832,518
3.20%, 5/11/2027 (a)	2,961,000	2,938,763
3.25%, 8/8/2029	1,379,000	1,347,062
3.35%, 8/8/2032 (a)	2,384,000	2,270,617
CGI, Inc. 2.30%, 9/14/2031	1,787,000	1,560,944
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	1,557,000	1,577,911
5.30%, 10/1/2029	2,333,000	2,380,757
5.75%, 2/1/2033	1,587,000	1,648,226
6.10%, 7/15/2027	3,024,000	3,080,307
6.20%, 7/15/2030 (a)	1,562,000	1,648,863
Dell, Inc. 7.10%, 4/15/2028	1,551,000	1,628,860
DXC Technology Co. 2.38%, 9/15/2028	1,765,000	1,659,629
Fortinet, Inc. 2.20%, 3/15/2031	900,000	800,055
HP, Inc.:
2.65%, 6/17/2031	2,025,000	1,800,873
3.00%, 6/17/2027	1,287,000	1,264,761
3.40%, 6/17/2030	242,000	229,147
4.20%, 4/15/2032 (a)	1,532,000	1,456,564
4.75%, 1/15/2028	1,615,000	1,623,075
5.50%, 1/15/2033 (a)	1,883,000	1,906,669
International Business Machines Corp.:
1.70%, 5/15/2027	2,320,000	2,255,226
1.95%, 5/15/2030	2,286,000	2,060,715
2.72%, 2/9/2032	1,501,000	1,344,446
3.50%, 5/15/2029	3,654,000	3,552,857
4.15%, 7/27/2027	327,000	326,385
4.40%, 7/27/2032 (a)	6,844,000	6,700,071
4.50%, 2/6/2028	1,777,000	1,783,397
4.75%, 2/6/2033 (a)	1,947,000	1,935,727
Security Description	Principal Amount	Value
5.88%, 11/29/2032 (a)	$1,924,000	$2,043,057
6.22%, 8/1/2027	2,143,000	2,196,382
6.50%, 1/15/2028	1,866,000	1,938,028
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	104,000	96,194
3.15%, 10/15/2031	839,000	699,793
Leidos, Inc.:
2.30%, 2/15/2031 (a)	1,468,000	1,305,390
4.38%, 5/15/2030	1,146,000	1,128,168
5.75%, 3/15/2033 (a)	1,608,000	1,667,528
NetApp, Inc.:
2.38%, 6/22/2027 (a)	616,000	600,699
2.70%, 6/22/2030	1,397,000	1,282,334
Teledyne FLIR LLC 2.50%, 8/1/2030	1,763,000	1,620,779
		99,018,665
CONSTRUCTION MATERIALS — 0.6%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027	1,576,000	1,580,050
4.70%, 4/7/2028	1,732,000	1,741,232
4.95%, 4/7/2030	1,993,000	2,014,604
5.40%, 4/7/2035 (a)	875,000	890,120
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,631,000	1,405,498
2.75%, 3/1/2030 (a)	1,589,000	1,485,286
3.75%, 12/1/2027	1,731,000	1,711,163
Carrier Global Corp.:
2.70%, 2/15/2031	1,751,000	1,606,542
2.72%, 2/15/2030	3,808,000	3,558,500
5.90%, 3/15/2034	978,000	1,032,250
CRH America Finance, Inc.:
4.40%, 2/9/2031	2,842,000	2,803,917
5.40%, 5/21/2034 (a)	1,746,000	1,778,301
5.50%, 1/9/2035 (a)	2,374,000	2,424,091
CRH SMW Finance DAC:
5.13%, 1/9/2030	2,282,000	2,319,744
5.20%, 5/21/2029	1,816,000	1,855,988
Eagle Materials, Inc. 2.50%, 7/1/2031	1,754,000	1,568,286
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	1,442,000	1,375,437
4.00%, 3/25/2032	1,807,000	1,707,723
5.88%, 6/1/2033	1,875,000	1,943,119
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	368,000	326,850
2.00%, 9/16/2031	1,361,000	1,186,983
4.90%, 12/1/2032	1,314,000	1,319,322
5.50%, 4/19/2029	1,420,000	1,466,690
Lennox International, Inc. 5.50%, 9/15/2028	1,142,000	1,163,470
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	1,466,000	1,305,766
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series CB, 2.50%, 3/15/2030	$53,000	$49,032
3.45%, 6/1/2027	523,000	516,975
3.50%, 12/15/2027 (a)	1,694,000	1,668,980
5.15%, 12/1/2034	1,591,000	1,591,732
Masco Corp.:
1.50%, 2/15/2028	1,594,000	1,509,008
2.00%, 10/1/2030	651,000	578,368
2.00%, 2/15/2031	1,342,000	1,183,590
3.50%, 11/15/2027	200,000	197,108
Mohawk Industries, Inc.:
3.63%, 5/15/2030	1,177,000	1,127,590
5.85%, 9/18/2028	1,617,000	1,663,068
Owens Corning:
3.50%, 2/15/2030	210,000	201,690
3.88%, 6/1/2030	1,030,000	997,061
3.95%, 8/15/2029	335,000	329,081
5.50%, 6/15/2027	1,025,000	1,037,659
5.70%, 6/15/2034 (a)	2,032,000	2,102,490
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	1,646,000	1,625,293
5.10%, 6/13/2034	410,000	415,359
5.25%, 3/3/2033	1,684,000	1,728,609
Trane Technologies Holdco, Inc. 3.75%, 8/21/2028	1,566,000	1,552,157
Vulcan Materials Co.:
3.90%, 4/1/2027 (a)	173,000	172,403
4.95%, 12/1/2029 (a)	1,361,000	1,381,551
5.35%, 12/1/2034 (a)	1,849,000	1,879,268
		65,079,004
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc.:
4.90%, 3/22/2033	2,341,000	2,358,768
5.00%, 3/22/2030	1,813,000	1,846,577
5.05%, 3/22/2028	10,625,000	10,790,431
Unilever Capital Corp.:
4.88%, 9/8/2028	2,114,000	2,148,775
5.00%, 12/8/2033 (a)	1,659,000	1,695,117
		18,839,668
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028	1,803,000	1,835,274
6.25%, 6/15/2033	1,518,000	1,563,115
WW Grainger, Inc. 4.45%, 9/15/2034	1,022,000	1,005,525
		4,403,914
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/30/2032	7,122,000	6,474,539
3.40%, 10/29/2033	2,404,000	2,124,896
Security Description	Principal Amount	Value
4.13%, 2/28/2029	$2,027,000	$1,999,575
4.38%, 11/15/2030	3,805,000	3,737,651
4.63%, 10/15/2027	456,000	456,616
4.63%, 9/10/2029	5,347,000	5,336,359
4.75%, 1/15/2033	1,067,000	1,037,017
4.95%, 9/10/2034 (a)	5,987,000	5,831,817
5.00%, 11/15/2035	615,000	595,412
5.10%, 1/19/2029	916,000	927,935
5.30%, 1/19/2034	1,835,000	1,826,522
5.38%, 12/15/2031	1,760,000	1,787,808
6.15%, 9/30/2030	172,000	180,750
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (a) (c)	5,744,000	5,748,595
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (a) (c)	5,622,000	5,755,466
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	2,067,000	1,940,355
5.50%, 8/20/2034	1,927,000	1,913,762
5.50%, 2/15/2036	1,047,000	1,031,190
Air Lease Corp.:
2.10%, 9/1/2028 (a)	90,000	84,634
Series MTN, 2.88%, 1/15/2032	1,438,000	1,273,593
Series MTN, 3.00%, 2/1/2030	2,046,000	1,902,187
3.13%, 12/1/2030	1,549,000	1,425,947
3.63%, 4/1/2027 (a)	205,000	203,065
4.63%, 10/1/2028 (a)	20,000	19,910
5.10%, 3/1/2029	500,000	503,765
Series MTN, 5.20%, 7/15/2031	1,973,000	1,976,255
5.85%, 12/15/2027	102,000	104,087
Ally Financial, Inc.:
2.20%, 11/2/2028	1,315,000	1,238,112
4.75%, 6/9/2027 (a)	2,288,000	2,291,661
SOFR + 1.73%, 5.54%, 1/17/2031 (a) (c)	783,000	788,223
SOFR + 1.78%, 5.55%, 7/31/2033 (c)	1,681,000	1,651,650
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	1,351,000	1,372,035
SOFR + 2.29%, 6.18%, 7/26/2035 (a) (c)	1,303,000	1,305,619
6.70%, 2/14/2033 (a)	469,000	472,569
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	1,307,000	1,362,900
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	1,319,000	1,373,435
7.10%, 11/15/2027 (a)	1,571,000	1,628,012
8.00%, 11/1/2031 (a)	3,214,000	3,553,045
8.00%, 11/1/2031	3,760,000	4,169,013
American Express Co.:
3.30%, 5/3/2027	2,522,000	2,499,554
SOFR + 0.58%, 4.01%, 2/9/2029 (c)	6,865,000	6,820,240
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 5/3/2029	$1,732,000	$1,726,025
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	2,644,000	2,642,149
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	2,225,000	2,170,243
SOFR + 0.87%, 4.46%, 2/10/2032 (c)	1,597,000	1,579,417
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	2,621,000	2,637,801
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	3,288,000	3,178,871
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	3,095,000	3,102,645
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	1,618,000	1,611,479
SOFR + 1.44%, 5.02%, 4/25/2031 (a) (c)	2,425,000	2,462,975
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	2,241,000	2,260,429
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	2,040,000	2,044,590
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	2,435,000	2,476,882
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	2,681,000	2,728,749
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	1,317,000	1,328,563
5 yr. CMT + 1.15%, 5.41%, 2/8/2041 (c)	1,692,000	1,678,058
SOFR + 1.32%, 5.44%, 1/30/2036 (c)	2,236,000	2,275,510
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	11,819,000	12,170,615
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	1,901,000	1,942,860
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	2,541,000	2,627,623
5.85%, 11/5/2027	2,085,000	2,135,040
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	1,045,000	1,082,610
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	1,539,000	1,652,948
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,672,000	1,656,601
Ameriprise Financial, Inc.:
4.50%, 5/13/2032 (a)	1,636,000	1,622,748
5.15%, 5/15/2033 (a)	957,000	974,006
5.20%, 4/15/2035 (a)	1,430,000	1,426,368
5.70%, 12/15/2028	877,000	906,844
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027 (a)	1,891,000	1,816,419
Apollo Global Management, Inc.:
5.15%, 8/12/2035 (a)	1,738,000	1,684,661
5.70%, 3/30/2036	1,825,000	1,826,259
Security Description	Principal Amount	Value
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (c)	$4,806,000	$4,493,658
6.38%, 11/15/2033	1,696,000	1,797,336
ARES Management Corp. 6.38%, 11/10/2028	1,166,000	1,212,862
BGC Group, Inc.:
6.15%, 4/2/2030	1,833,000	1,864,326
6.60%, 6/10/2029	1,496,000	1,541,972
8.00%, 5/25/2028	766,000	807,150
BlackRock Funding, Inc.:
4.60%, 7/26/2027	1,337,000	1,346,773
4.70%, 3/14/2029	2,253,000	2,288,440
4.90%, 1/8/2035	1,288,000	1,296,282
5.00%, 3/14/2034	1,208,000	1,224,767
Blackrock, Inc.:
1.90%, 1/28/2031	2,342,000	2,088,127
2.10%, 2/25/2032 (a)	1,654,000	1,445,976
2.40%, 4/30/2030	1,837,000	1,708,483
3.25%, 4/30/2029	521,000	507,167
4.75%, 5/25/2033	2,242,000	2,256,528
Blackstone Reg Finance Co. LLC:
4.30%, 11/3/2030 (a)	1,560,000	1,536,210
5.00%, 12/6/2034	927,000	909,090
Blue Owl Finance LLC:
3.13%, 6/10/2031	1,791,000	1,544,935
4.38%, 2/15/2032	1,099,000	983,012
6.25%, 4/18/2034	1,499,000	1,446,370
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	1,443,000	1,430,330
5.80%, 4/24/2035 (a)	1,316,000	1,339,872
Brookfield Capital Finance LLC 6.09%, 6/14/2033	1,860,000	1,943,161
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032 (a)	1,810,000	1,563,804
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,671,000	1,517,870
3.90%, 1/25/2028 (a)	1,871,000	1,850,120
4.35%, 4/15/2030	1,145,000	1,127,928
4.85%, 3/29/2029	1,797,000	1,806,542
5.33%, 1/15/2036	1,437,000	1,406,751
6.35%, 1/5/2034	1,617,000	1,715,524
Capital One Financial Corp.:
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	1,956,000	1,687,226
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (c)	1,264,000	1,111,562
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	2,022,000	1,946,701
3.65%, 5/11/2027	1,064,000	1,055,382
3.80%, 1/31/2028	2,569,000	2,539,020
SOFR + 1.25%, 4.49%, 9/11/2031 (a) (c)	1,767,000	1,734,805
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.15%, 4.72%, 1/30/2032 (c)	$2,278,000	$2,243,192
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	2,375,000	2,382,267
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	4,542,000	4,403,242
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	1,536,000	1,556,275
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	2,078,000	2,075,423
SOFR + 1.51%, 5.40%, 1/30/2037 (c)	2,909,000	2,854,631
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	1,762,000	1,799,443
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	1,704,000	1,729,696
SOFR + 1.91%, 5.70%, 2/1/2030 (a) (c)	1,682,000	1,725,194
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	2,027,000	2,073,398
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	1,347,000	1,380,271
SOFR + 2.26%, 6.05%, 2/1/2035 (c)	1,756,000	1,815,880
SOFR + 2.04%, 6.18%, 1/30/2036 (a) (c)	3,381,000	3,435,705
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	4,757,000	4,920,403
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	2,869,000	3,023,237
6.70%, 11/29/2032	1,632,000	1,773,674
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	3,019,000	3,334,455
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	1,652,000	1,893,324
Carlyle Group, Inc. 5.05%, 9/19/2035 (a)	1,550,000	1,499,036
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	875,000	768,898
3.00%, 3/16/2032	1,804,000	1,651,129
Charles Schwab Corp.:
1.65%, 3/11/2031 (a)	1,354,000	1,180,322
1.95%, 12/1/2031 (a)	1,627,000	1,418,256
2.00%, 3/20/2028	2,324,000	2,230,064
2.30%, 5/13/2031	1,647,000	1,482,613
2.75%, 10/1/2029	1,530,000	1,450,868
2.90%, 3/3/2032	1,761,000	1,596,188
3.20%, 1/25/2028	1,337,000	1,315,461
3.25%, 5/22/2029	1,120,000	1,088,819
4.00%, 2/1/2029 (a)	845,000	841,510
SOFR + 0.94%, 4.34%, 11/14/2031 (a) (c)	1,693,000	1,674,512
4.63%, 3/22/2030 (a)	511,000	518,026
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	1,915,000	1,861,246
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	1,993,000	2,047,429
Security Description	Principal Amount	Value
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	$2,285,000	$2,400,712
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	2,269,000	2,414,148
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	2,970,000	3,103,888
CME Group, Inc.:
2.65%, 3/15/2032	1,922,000	1,741,736
3.75%, 6/15/2028	200,000	198,526
4.40%, 3/15/2030	1,904,000	1,910,055
Enact Holdings, Inc. 6.25%, 5/28/2029	1,823,000	1,876,542
Franklin Resources, Inc. 1.60%, 10/30/2030	1,625,000	1,432,226
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	1,369,000	1,343,961
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	2,457,000	2,070,072
2.10%, 6/15/2030	1,798,000	1,634,832
3.10%, 9/15/2027 (a)	1,322,000	1,300,346
3.63%, 9/1/2028	2,196,000	2,163,302
3.75%, 9/21/2028	1,511,000	1,492,853
3.95%, 12/1/2028	1,830,000	1,813,914
4.00%, 9/15/2027	2,815,000	2,804,444
4.20%, 3/15/2031	1,697,000	1,673,157
4.35%, 6/15/2029	2,452,000	2,447,243
4.60%, 3/15/2033 (a)	2,503,000	2,478,370
5.25%, 6/15/2031 (a)	1,075,000	1,108,648
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	1,498,000	1,493,221
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	1,916,000	1,667,399
2.75%, 10/15/2032	1,812,000	1,533,314
4.15%, 1/23/2030	1,566,000	1,511,394
5.50%, 2/15/2036	2,819,000	2,703,590
5.88%, 7/21/2028 (a)	1,669,000	1,704,533
6.20%, 4/14/2034 (a)	2,411,000	2,456,785
6.25%, 1/15/2036	1,427,000	1,447,221
6.45%, 6/8/2027 (a)	1,581,000	1,611,924
KKR & Co., Inc. 5.10%, 8/7/2035	1,359,000	1,313,229
Lazard Group LLC:
4.38%, 3/11/2029	1,782,000	1,762,273
4.50%, 9/19/2028	545,000	542,313
5.63%, 8/1/2035	1,384,000	1,380,457
6.00%, 3/15/2031	1,249,000	1,298,473
LPL Holdings, Inc.:
4.90%, 4/3/2028	743,000	745,734
5.15%, 6/15/2030	1,256,000	1,261,602
5.20%, 3/15/2030	1,769,000	1,782,904
5.65%, 3/15/2035	1,818,000	1,802,820
5.70%, 5/20/2027	374,000	377,579
5.75%, 6/15/2035	1,141,000	1,135,831
6.00%, 5/20/2034	1,644,000	1,679,149
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 11/17/2028	$791,000	$828,470
Marex Group PLC:
5.83%, 5/8/2028	1,802,000	1,820,813
6.40%, 11/4/2029 (a)	1,075,000	1,106,777
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	1,433,000	1,275,642
2.00%, 11/18/2031 (a)	1,428,000	1,261,852
2.95%, 6/1/2029	1,603,000	1,543,929
3.35%, 3/26/2030	2,269,000	2,195,303
3.50%, 2/26/2028	1,289,000	1,277,064
4.10%, 1/15/2028 (a)	1,127,000	1,128,364
4.35%, 1/15/2032	3,255,000	3,228,504
4.55%, 3/15/2028	2,352,000	2,373,239
4.55%, 1/15/2035 (a)	1,152,000	1,131,034
4.85%, 3/9/2033	1,809,000	1,831,974
4.88%, 3/9/2028 (a)	1,793,000	1,819,267
4.88%, 5/9/2034 (a)	1,841,000	1,853,427
4.95%, 3/15/2032	1,274,000	1,305,837
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	1,980,000	1,739,133
5.35%, 6/28/2028	200,000	204,156
5.55%, 2/15/2034 (a)	1,525,000	1,568,981
Nomura Holdings, Inc.:
2.17%, 7/14/2028	1,814,000	1,718,112
2.61%, 7/14/2031	1,875,000	1,671,356
2.68%, 7/16/2030	1,424,000	1,302,148
2.71%, 1/22/2029	4,756,000	4,516,916
3.00%, 1/22/2032	792,000	711,881
3.10%, 1/16/2030	2,252,000	2,122,780
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	1,947,000	1,888,337
5.39%, 7/6/2027	1,239,000	1,251,464
5.49%, 6/29/2035 (a)	1,199,000	1,206,170
5.59%, 7/2/2027	1,636,000	1,656,565
5.61%, 7/6/2029	782,000	803,388
5.78%, 7/3/2034 (a)	1,819,000	1,866,603
5.84%, 1/18/2028	1,862,000	1,902,014
6.07%, 7/12/2028	1,588,000	1,636,783
6.09%, 7/12/2033 (a)	1,091,000	1,145,670
6.18%, 1/18/2033 (a)	1,276,000	1,346,231
ORIX Corp.:
2.25%, 3/9/2031	1,145,000	1,017,321
3.70%, 7/18/2027 (a)	949,000	940,687
4.00%, 4/13/2032	815,000	780,159
4.45%, 9/9/2030 (a)	1,617,000	1,601,881
5.00%, 9/13/2027	1,630,000	1,643,236
5.20%, 9/13/2032 (a)	1,150,000	1,169,435
5.40%, 2/25/2035	1,815,000	1,825,527
Radian Group, Inc. 6.20%, 5/15/2029 (a)	1,462,000	1,511,650
Raymond James Financial, Inc. 4.90%, 9/11/2035 (a)	1,618,000	1,576,757
Stifel Financial Corp. 4.00%, 5/15/2030	1,284,000	1,246,982
Security Description	Principal Amount	Value
Synchrony Financial:
2.88%, 10/28/2031	$1,550,000	$1,352,654
3.95%, 12/1/2027	1,840,000	1,818,656
SOFR + 1.53%, 4.95%, 2/25/2032 (c)	2,556,000	2,481,620
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	1,014,000	1,012,692
5.15%, 3/19/2029	1,471,000	1,474,604
SOFR + 1.68%, 5.45%, 3/6/2031 (c)	1,302,000	1,300,359
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	1,797,000	1,827,208
SOFR + 2.07%, 6.00%, 7/29/2036 (a) (c)	1,912,000	1,886,704
Takeoff Merger Sub, Inc.:
4.40%, 3/24/2028 (b)	795,000	790,707
4.50%, 3/24/2029 (b)	987,000	980,367
4.85%, 3/24/2031 (b)	1,192,000	1,177,732
5.50%, 3/24/2036 (b)	1,157,000	1,138,905
TPG Operating Group II LP:
4.88%, 5/15/2031	1,597,000	1,566,034
5.88%, 3/5/2034	1,561,000	1,583,463
UBS Americas, Inc. 7.13%, 7/15/2032	2,834,000	3,165,578
Visa, Inc.:
1.10%, 2/15/2031	1,741,000	1,507,567
2.05%, 4/15/2030	1,847,000	1,699,055
2.75%, 9/15/2027	1,527,000	1,500,247
3.80%, 2/12/2029	14,061,000	13,979,446
4.40%, 2/12/2033	1,847,000	1,827,477
4.70%, 2/12/2036	1,657,000	1,639,701
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	1,835,000	1,739,231
5.00%, 9/20/2034 (a)	1,477,000	1,438,303
5.05%, 3/2/2036	1,687,000	1,630,216
Western Union Co.:
2.75%, 3/15/2031 (a)	1,759,000	1,593,179
4.75%, 6/15/2029	3,194,000	3,165,989
		474,728,146
ELECTRIC — 7.2%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	1,272,000	1,151,821
3.95%, 6/1/2028	1,671,000	1,654,374
4.70%, 5/15/2032	1,430,000	1,413,226
Series Q, 5.20%, 4/15/2036	2,147,000	2,112,841
5.40%, 6/1/2033	1,725,000	1,751,841
5.45%, 5/15/2029	1,054,000	1,081,204
5.70%, 5/15/2034	1,198,000	1,236,348
AEP Transmission Co. LLC:
5.15%, 4/1/2034	848,000	854,521
5.38%, 6/15/2035	1,259,000	1,280,038
AES Corp.:
2.45%, 1/15/2031	2,957,000	2,619,015
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 6/1/2028	$1,840,000	$1,856,762
5.80%, 3/15/2032	1,868,000	1,879,488
Alabama Power Co.:
3.05%, 3/15/2032	1,572,000	1,444,684
3.75%, 9/1/2027	1,264,000	1,257,061
Series C, 4.30%, 3/15/2031	1,487,000	1,473,334
5.10%, 4/2/2035	571,000	576,162
5.85%, 11/15/2033	1,745,000	1,845,233
Ameren Corp.:
1.75%, 3/15/2028	906,000	861,633
3.50%, 1/15/2031	62,000	58,870
5.00%, 1/15/2029	1,162,000	1,180,278
5.00%, 5/15/2036	1,222,000	1,189,043
5.38%, 3/15/2035	808,000	816,961
Ameren Illinois Co.:
1.55%, 11/15/2030	338,000	296,301
3.80%, 5/15/2028	400,000	396,352
3.85%, 9/1/2032	1,716,000	1,633,100
4.95%, 6/1/2033	1,509,000	1,518,658
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,096,000	1,003,914
3.20%, 11/13/2027	979,000	961,652
Series J, 4.30%, 12/1/2028	933,000	930,714
5.20%, 1/15/2029	1,809,000	1,846,790
5.63%, 3/1/2033	1,647,000	1,704,283
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (c)	3,262,000	3,220,997
5.95%, 11/1/2032	1,017,000	1,074,074
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (c)	1,245,000	1,316,301
5 yr. CMT + 2.75%, 7.05%, 12/15/2054 (c)	4,000,000	4,118,320
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031 (a)	1,755,000	1,596,664
Series X, 3.30%, 6/1/2027	1,271,000	1,253,854
Series BB, 4.50%, 8/1/2032	279,000	272,416
5.65%, 4/1/2034	1,225,000	1,261,713
Arizona Public Service Co.:
2.60%, 8/15/2029	793,000	745,016
2.95%, 9/15/2027	359,000	351,106
5.10%, 3/15/2036	715,000	702,602
5.55%, 8/1/2033	1,347,000	1,382,534
5.70%, 8/15/2034	1,563,000	1,619,237
6.35%, 12/15/2032	1,481,000	1,588,580
Atlantic City Electric Co.:
2.30%, 3/15/2031	4,319,000	3,892,758
4.00%, 10/15/2028	1,528,000	1,517,961
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	780,000	697,983
5.30%, 6/1/2034	1,569,000	1,596,442
5.45%, 6/1/2035	1,412,000	1,447,851
Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	$7,192,000	$6,232,731
3.25%, 4/15/2028	435,000	426,670
Black Hills Corp.:
2.50%, 6/15/2030	15,000	13,698
3.05%, 10/15/2029	1,607,000	1,525,541
4.35%, 5/1/2033	1,379,000	1,311,415
4.55%, 1/31/2031	1,185,000	1,172,818
6.00%, 1/15/2035	959,000	995,126
6.15%, 5/15/2034	1,643,000	1,728,978
CenterPoint Energy Houston Electric LLC:
Series AG, 3.00%, 3/1/2032	958,000	872,776
Series AR, 4.85%, 4/1/2036	745,000	730,212
4.95%, 4/1/2033	1,547,001	1,554,396
5.15%, 3/1/2034	1,458,000	1,476,050
5.20%, 10/1/2028	1,614,000	1,649,669
Series K2, 6.95%, 3/15/2033	1,715,000	1,914,592
CenterPoint Energy, Inc.:
2.95%, 3/1/2030	46,000	43,320
5.40%, 6/1/2029	415,000	425,255
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (a) (c)	784,000	792,146
Series B, 5 yr. CMT + 2.95%, 6.85%, 2/15/2055 (a) (c)	400,000	418,648
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (c)	3,680,000	3,792,093
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (c)	1,650,000	1,502,836
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (a) (c)	6,581,000	6,368,236
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (a) (c)	1,407,000	1,425,826
Commonwealth Edison Co.:
Series 132, 3.15%, 3/15/2032	1,608,000	1,486,612
3.70%, 8/15/2028	896,000	885,777
4.90%, 2/1/2033 (a)	891,000	898,850
5.30%, 6/1/2034	818,000	839,939
Connecticut Light & Power Co.:
4.65%, 1/1/2029	822,000	829,192
4.90%, 7/1/2033 (a)	946,000	948,497
4.95%, 1/15/2030	779,000	792,508
4.95%, 8/15/2034	1,638,000	1,624,650
Consolidated Edison Co. of New York, Inc.:
Series 20A, 3.35%, 4/1/2030	691,000	662,883
3.80%, 5/15/2028	1,080,000	1,070,334
Series D, 4.00%, 12/1/2028	211,000	209,559
5.13%, 3/15/2035	1,270,000	1,275,766
5.20%, 3/1/2033 (a)	1,585,000	1,628,366
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2005-A, 5.30%, 3/1/2035	$794,000	$805,164
5.38%, 5/15/2034	2,559,000	2,619,213
5.50%, 3/15/2034	1,731,000	1,795,255
Constellation Energy Generation LLC:
3.90%, 1/8/2028	1,942,000	1,927,474
4.40%, 1/15/2031	2,596,000	2,565,185
5.00%, 2/1/2031 (b)	2,727,000	2,734,608
5.60%, 3/1/2028 (a)	757,000	773,412
5.80%, 3/1/2033	503,000	527,687
6.13%, 1/15/2034 (a)	1,923,000	2,055,129
Consumers Energy Co.:
3.60%, 8/15/2032 (a)	1,340,000	1,262,548
4.50%, 1/15/2031	1,472,000	1,474,650
4.63%, 5/15/2033	1,788,000	1,771,872
4.65%, 3/1/2028	512,000	515,999
4.90%, 2/15/2029	360,000	365,900
Dayton Power & Light Co. 4.55%, 8/15/2030	1,475,000	1,456,857
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031 (a)	1,882,000	1,664,667
5.30%, 5/15/2033	1,104,000	1,135,585
Series 2025, 5.30%, 1/15/2035	1,770,000	1,805,630
6.63%, 2/1/2032	3,206,000	3,521,310
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031 (a)	1,686,000	1,488,401
4.25%, 6/1/2028	307,000	305,781
Series A, 4.35%, 8/15/2032	1,709,000	1,654,244
5.00%, 6/15/2030	1,799,000	1,824,636
Series F, 5.25%, 8/1/2033	1,828,000	1,846,243
5.38%, 11/15/2032 (a)	1,867,000	1,910,501
5.45%, 3/15/2035	2,099,000	2,117,765
Series B, 5.95%, 6/15/2035	1,171,000	1,218,507
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	2,055,000	2,038,170
Series E, 6.30%, 3/15/2033	1,045,000	1,110,145
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (a) (c)	3,429,000	3,520,554
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (c)	1,517,000	1,604,880
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	1,800,000	1,723,194
2.25%, 3/1/2030 (a)	1,527,000	1,411,421
Series C, 2.63%, 3/1/2031	1,406,000	1,292,803
4.25%, 5/14/2027 (a)	1,771,000	1,772,824
Series A, 4.85%, 3/1/2036	1,587,000	1,557,307
5.20%, 4/1/2033	1,851,000	1,899,774
5.20%, 3/1/2034	1,802,000	1,843,500
5.25%, 5/15/2035 (a)	1,798,000	1,824,251
Security Description	Principal Amount	Value
DTE Energy Co.:
4.88%, 6/1/2028 (a)	$1,868,000	$1,885,223
5.05%, 10/1/2035 (a)	1,843,000	1,816,682
5.10%, 3/1/2029	1,874,000	1,905,877
5.20%, 4/1/2030	1,925,000	1,963,423
5.85%, 6/1/2034	1,760,000	1,843,899
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	831,000	782,262
2.45%, 2/1/2030	1,070,000	996,245
2.55%, 4/15/2031	1,984,000	1,815,777
2.85%, 3/15/2032	1,448,000	1,317,072
4.85%, 3/15/2030 (a)	21,000	21,376
4.85%, 1/15/2034	1,456,000	1,455,359
4.95%, 1/15/2033 (a)	1,660,000	1,686,045
5.25%, 3/15/2035	1,360,000	1,383,678
Series A, 6.00%, 12/1/2028	1,267,000	1,320,467
6.45%, 10/15/2032	868,000	942,691
Duke Energy Corp.:
2.45%, 6/1/2030 (a)	1,531,000	1,410,970
2.55%, 6/15/2031	1,891,000	1,700,690
3.15%, 8/15/2027 (a)	650,000	640,152
3.40%, 6/15/2029 (a)	735,000	712,509
4.30%, 3/15/2028	1,740,000	1,737,738
4.50%, 8/15/2032 (a)	2,081,000	2,049,390
4.85%, 1/5/2029 (a)	1,513,000	1,531,973
4.95%, 9/15/2035 (a)	1,616,000	1,577,846
5.45%, 6/15/2034 (a)	1,748,000	1,790,337
5.75%, 9/15/2033	1,772,000	1,846,247
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (a) (c)	3,274,000	3,374,217
Duke Energy Florida LLC:
2.40%, 12/15/2031 (a)	793,000	708,427
4.20%, 12/1/2030	1,765,000	1,746,432
4.85%, 12/1/2035	1,240,000	1,218,424
5.88%, 11/15/2033	1,660,000	1,761,476
Duke Energy Indiana LLC:
Series DDDD, 4.95%, 3/15/2036	615,000	605,584
5.25%, 3/1/2034	1,195,000	1,223,274
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	784,000	714,083
3.65%, 2/1/2029	2,155,000	2,116,619
5.25%, 4/1/2033	1,673,000	1,711,111
5.30%, 6/15/2035	799,000	809,771
Duke Energy Progress LLC:
2.00%, 8/15/2031	1,815,000	1,600,285
3.40%, 4/1/2032	1,995,000	1,866,482
3.45%, 3/15/2029 (a)	1,407,000	1,377,031
3.70%, 9/1/2028	401,000	396,689
5.05%, 3/15/2035	1,700,000	1,704,930
5.10%, 3/15/2034	1,593,000	1,621,801
5.25%, 3/15/2033	779,000	802,440
Edison International:
4.13%, 3/15/2028	1,554,000	1,528,608
4.80%, 3/15/2031	1,514,000	1,478,436
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/15/2028	$1,562,000	$1,573,668
5.25%, 3/15/2032	1,343,000	1,329,825
5.45%, 6/15/2029	1,721,000	1,736,128
5.75%, 6/15/2027	1,620,000	1,633,316
6.25%, 3/15/2030	2,201,000	2,281,116
6.95%, 11/15/2029	1,710,000	1,805,093
El Paso Electric Co. 6.00%, 5/15/2035	509,000	518,249
Emera U.S. Finance LLC:
4.50%, 4/1/2029	1,800,000	1,797,228
5.20%, 4/1/2033	7,815,000	7,774,206
Emera U.S. Finance LP 2.64%, 6/15/2031	1,764,000	1,573,400
Enel Chile SA 4.88%, 6/12/2028	1,784,000	1,792,920
Entergy Arkansas LLC:
4.00%, 6/1/2028	1,990,000	1,980,388
4.95%, 1/15/2036	1,160,000	1,138,679
5.15%, 1/15/2033	1,712,000	1,742,080
5.30%, 9/15/2033	795,000	815,614
5.45%, 6/1/2034	1,402,000	1,444,284
Entergy Corp.:
2.40%, 6/15/2031	1,218,000	1,082,717
2.80%, 6/15/2030	167,000	155,404
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (a) (c)	5,118,000	5,239,348
Entergy Louisiana LLC:
1.60%, 12/15/2030	505,000	442,032
2.35%, 6/15/2032	1,869,000	1,637,244
3.05%, 6/1/2031	865,000	804,770
3.12%, 9/1/2027	1,354,000	1,334,015
3.25%, 4/1/2028	1,480,000	1,451,747
4.00%, 3/15/2033	1,436,000	1,364,344
4.90%, 4/15/2036	857,000	836,312
5.15%, 9/15/2034	1,185,000	1,195,392
5.35%, 3/15/2034	924,000	949,835
Entergy Mississippi LLC:
2.85%, 6/1/2028	1,673,000	1,624,935
5.00%, 9/1/2033	789,000	792,866
5.05%, 4/15/2036	625,000	614,994
Entergy Texas, Inc.:
1.75%, 3/15/2031	726,000	634,422
5.25%, 4/15/2035	643,000	649,321
Evergy Kansas Central, Inc.:
4.70%, 3/13/2028	721,000	724,295
5.25%, 3/15/2035	734,000	740,004
5.90%, 11/15/2033	780,000	827,112
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	65,000	59,439
4.95%, 4/15/2033	1,683,000	1,692,627
5.13%, 8/15/2035	560,000	557,463
5.40%, 4/1/2034 (a)	1,427,000	1,467,327
Evergy, Inc.:
4.25%, 3/15/2029	982,000	973,702
Security Description	Principal Amount	Value
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	$3,223,000	$3,245,851
Eversource Energy:
Series R, 1.65%, 8/15/2030	1,565,000	1,373,960
2.55%, 3/15/2031 (a)	1,223,000	1,101,263
Series M, 3.30%, 1/15/2028	1,726,000	1,689,374
3.38%, 3/1/2032	1,829,000	1,677,449
Series O, 4.25%, 4/1/2029 (a)	630,000	624,683
4.45%, 12/15/2030	1,819,000	1,794,935
4.60%, 7/1/2027	1,283,000	1,284,437
5.13%, 5/15/2033	1,718,000	1,714,255
5.45%, 3/1/2028	2,398,000	2,438,454
5.50%, 1/1/2034	1,320,000	1,341,028
5.85%, 4/15/2031 (a)	1,190,000	1,243,621
5.95%, 2/1/2029	1,366,000	1,415,818
5.95%, 7/15/2034	1,927,000	2,008,474
Exelon Corp.:
3.35%, 3/15/2032	1,628,000	1,503,523
4.05%, 4/15/2030	100,000	97,997
4.95%, 3/15/2036	947,000	918,590
4.95%, 6/15/2035	1,242,000	1,209,994
5.13%, 3/15/2031	1,812,000	1,845,051
5.15%, 3/15/2028	1,604,000	1,622,526
5.15%, 3/15/2029 (a)	759,000	774,271
5.30%, 3/15/2033	1,840,000	1,883,737
5.45%, 3/15/2034	1,359,000	1,390,420
5.63%, 6/15/2035	696,000	713,539
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030	40,000	36,033
Series B, 3.90%, 7/15/2027	494,000	490,172
FirstEnergy Pennsylvania Electric Co.:
4.15%, 3/15/2028 (b)	555,000	553,296
4.55%, 3/15/2031 (b)	1,130,000	1,125,955
FirstEnergy Transmission LLC:
4.75%, 1/15/2033	1,434,000	1,408,532
5.00%, 1/15/2035	1,327,000	1,306,710
Florida Power & Light Co.:
2.45%, 2/3/2032 (a)	2,342,000	2,094,310
Series A, 3.30%, 5/30/2027	2,499,000	2,476,609
4.40%, 5/15/2028 (a)	1,846,000	1,854,307
4.63%, 5/15/2030	1,765,000	1,781,414
4.80%, 5/15/2033	1,452,000	1,454,773
4.95%, 6/1/2035	373,000	371,635
5.00%, 8/1/2034 (a)	786,000	793,789
5.10%, 4/1/2033	1,481,000	1,509,805
5.15%, 6/15/2029	3,083,000	3,163,744
5.30%, 6/15/2034	3,130,000	3,216,576
5.63%, 4/1/2034	4,446,000	4,646,959
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	782,000	739,788
4.00%, 10/1/2028	2,068,000	2,055,158
4.55%, 3/15/2030	1,208,000	1,213,714
4.65%, 5/16/2028	1,562,000	1,575,215
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 5/15/2032	$2,785,000	$2,790,347
4.85%, 3/15/2031	1,227,000	1,244,117
4.95%, 5/17/2033	1,783,000	1,798,726
5.20%, 3/15/2035 (a)	1,604,000	1,628,092
5.25%, 3/15/2034	1,911,000	1,952,450
Idaho Power Co.:
4.85%, 3/1/2036	795,000	778,249
5.20%, 8/15/2034	793,000	804,847
Indiana Michigan Power Co. 3.85%, 5/15/2028	474,000	469,843
Interstate Power & Light Co.:
2.30%, 6/1/2030	65,000	59,454
4.95%, 9/30/2034	1,753,000	1,725,706
5.60%, 6/29/2035	1,195,000	1,225,317
5.70%, 10/15/2033	1,425,000	1,484,437
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	1,730,000	1,667,530
5.75%, 4/1/2034	1,550,000	1,530,857
ITC Holdings Corp. 3.35%, 11/15/2027	672,000	660,334
Jersey Central Power & Light Co.:
4.15%, 1/15/2029 (b)	1,817,000	1,807,697
4.40%, 1/15/2031 (b)	3,948,000	3,891,267
5.10%, 1/15/2035	1,480,000	1,481,110
5.15%, 1/15/2036 (b)	500,000	497,655
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,402,000	1,447,074
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	1,424,000	1,471,277
MidAmerican Energy Co.:
3.10%, 5/1/2027	743,000	735,719
5.35%, 1/15/2034	1,086,000	1,115,398
6.75%, 12/30/2031 (a)	787,000	872,791
Mississippi Power Co. 3.95%, 3/30/2028	1,288,000	1,280,311
National Grid PLC:
5.42%, 1/11/2034	1,544,000	1,574,216
5.60%, 6/12/2028	2,997,000	3,067,400
5.81%, 6/12/2033	1,778,000	1,856,125
National Grid USA 5.80%, 4/1/2035 (a)	1,371,000	1,421,946
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.65%, 6/15/2031	1,419,000	1,221,206
2.40%, 3/15/2030	850,000	789,301
2.75%, 4/15/2032	1,867,000	1,671,506
3.70%, 3/15/2029 (a)	371,000	364,140
3.90%, 11/1/2028	33,000	32,622
3.95%, 12/10/2027	88,000	87,531
4.02%, 11/1/2032	1,447,000	1,392,463
Series D, 4.05%, 2/9/2029	1,999,000	1,984,607
4.12%, 9/16/2027	270,000	269,492
Security Description	Principal Amount	Value
4.15%, 12/15/2032	$1,005,000	$969,996
Series D, 4.15%, 8/25/2028	7,032,000	7,008,865
4.30%, 12/10/2030	1,642,000	1,625,547
Series GMTN, 4.85%, 2/7/2029 (a)	450,000	455,535
5.00%, 8/15/2034 (a)	1,268,000	1,274,594
Series GMTN, 5.00%, 2/7/2031 (a)	1,424,000	1,452,494
Series MTN, 5.05%, 9/15/2028	1,886,000	1,915,327
Series MTN, 5.10%, 5/6/2027	1,009,000	1,016,880
5.15%, 6/15/2029	655,000	669,043
5.80%, 1/15/2033 (a)	1,635,000	1,731,252
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	1,230,000	1,276,260
Series C, 8.00%, 3/1/2032	1,716,000	1,986,167
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	1,835,000	1,798,887
5 yr. CMT + 1.94%, 6.25%, 5/15/2055 (c)	1,063,000	1,061,512
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	3,093,000	2,934,113
2.25%, 6/1/2030	3,561,000	3,245,851
2.44%, 1/15/2032	1,364,000	1,202,816
3.50%, 4/1/2029	236,000	229,805
4.69%, 9/1/2027	3,652,000	3,670,077
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	2,350,000	2,296,443
4.90%, 3/15/2029	2,619,000	2,658,128
5.00%, 7/15/2032	4,970,000	5,008,468
5.05%, 3/15/2030 (a)	1,680,000	1,712,138
5.05%, 2/28/2033 (a)	1,751,000	1,768,580
5.25%, 3/15/2034	1,278,000	1,293,579
5.45%, 3/15/2035	150,000	152,801
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (c)	5,121,000	5,108,658
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	500,000	515,380
5 yr. CMT + 2.36%, 6.70%, 9/1/2054 (c)	7,219,000	7,370,743
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (a) (c)	1,722,000	1,785,335
Northern States Power Co. 5.05%, 5/15/2035	1,864,000	1,877,868
NSTAR Electric Co.:
1.95%, 8/15/2031	211,000	184,393
3.25%, 5/15/2029	1,703,000	1,647,278
3.95%, 4/1/2030	1,973,000	1,937,052
4.85%, 3/1/2030	1,193,000	1,209,082
5.20%, 3/1/2035	1,475,000	1,486,136
5.40%, 6/1/2034	1,721,000	1,760,325
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	$1,233,000	$1,070,207
Series P, 2.60%, 4/1/2030	1,687,000	1,563,714
5.00%, 6/1/2033	450,000	448,533
5.65%, 6/1/2034	894,000	918,639
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	898,000	856,521
5.40%, 1/15/2033	2,584,000	2,659,479
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	1,270,000	1,190,041
3.70%, 11/15/2028	1,757,000	1,729,644
4.15%, 6/1/2032	1,652,000	1,601,680
4.30%, 5/15/2028	962,000	961,962
4.50%, 3/15/2031 (b)	2,077,000	2,065,888
4.55%, 9/15/2032	1,523,000	1,505,044
4.65%, 11/1/2029	59,000	59,443
5.35%, 4/1/2035 (a)	1,981,000	2,024,027
5.65%, 11/15/2033	1,726,000	1,810,056
7.00%, 5/1/2032	1,913,000	2,132,746
7.25%, 1/15/2033 (a)	1,574,000	1,787,104
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	1,615,000	1,564,903
2.50%, 2/1/2031	4,994,000	4,479,368
3.00%, 6/15/2028	1,422,000	1,374,875
3.25%, 6/1/2031	1,661,000	1,531,957
3.75%, 7/1/2028	1,942,500	1,907,729
4.40%, 3/1/2032	1,378,000	1,331,534
4.55%, 7/1/2030	5,585,996	5,509,524
4.65%, 8/1/2028	3,536,000	3,533,419
5.00%, 6/4/2028	1,807,000	1,822,197
5.05%, 10/15/2032	1,419,000	1,409,862
5.45%, 6/15/2027	1,816,000	1,834,051
5.55%, 5/15/2029	357,000	365,400
5.70%, 3/1/2035	1,961,000	1,986,258
5.80%, 5/15/2034	2,160,000	2,212,013
5.90%, 6/15/2032	5,311,000	5,494,123
6.00%, 8/15/2035	1,218,000	1,258,170
6.10%, 1/15/2029	2,949,000	3,052,127
6.15%, 1/15/2033 (a)	1,327,000	1,388,812
6.40%, 6/15/2033	588,000	624,227
6.95%, 3/15/2034	1,941,000	2,126,967
PacifiCorp:
2.70%, 9/15/2030	1,531,000	1,393,409
3.50%, 6/15/2029	215,000	206,922
4.25%, 3/15/2029	1,874,000	1,852,880
4.65%, 4/15/2029	590,000	589,605
5.10%, 2/15/2029	1,807,000	1,830,726
5.10%, 4/15/2031	680,000	681,877
5.25%, 6/15/2035	411,000	400,178
5.30%, 2/15/2031	6,783,000	6,873,960
5.45%, 4/15/2033	1,500,000	1,504,125
5.45%, 2/15/2034	2,003,000	1,996,650
5.80%, 4/15/2036	430,000	433,328
7.70%, 11/15/2031	1,891,000	2,118,355
Security Description	Principal Amount	Value
PECO Energy Co.:
4.88%, 9/15/2035	$991,000	$981,635
4.90%, 6/15/2033	859,000	864,446
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	810,000	816,456
5.15%, 5/15/2030	924,000	939,052
Potomac Electric Power Co. 5.20%, 3/15/2034	1,565,000	1,594,172
PPL Capital Funding, Inc. 5.25%, 9/1/2034	848,000	854,385
PPL Electric Utilities Corp.:
4.85%, 2/15/2034	1,776,000	1,773,283
5.00%, 5/15/2033	1,157,000	1,170,699
Progress Energy, Inc.:
7.00%, 10/30/2031	1,144,000	1,258,125
7.75%, 3/1/2031	1,689,000	1,904,871
Public Service Co. of Colorado:
1.88%, 6/15/2031	1,625,000	1,418,625
Series 35, 1.90%, 1/15/2031	1,816,000	1,605,017
3.70%, 6/15/2028	1,475,000	1,456,621
Series 38, 4.10%, 6/1/2032	1,564,000	1,520,818
4.15%, 3/13/2029	700,000	697,970
5.15%, 9/15/2035	1,457,000	1,451,565
5.35%, 5/15/2034	1,516,000	1,542,970
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031 (a)	618,000	548,283
4.40%, 7/1/2028	1,357,000	1,359,823
5.35%, 10/1/2033 (a)	1,121,000	1,156,042
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	1,312,000	1,151,503
5.20%, 1/15/2035	374,000	372,238
5.25%, 1/15/2033	914,000	926,238
Public Service Electric & Gas Co.:
Series MTN, 3.10%, 3/15/2032	1,414,000	1,302,718
Series MTN, 3.20%, 5/15/2029	675,000	654,325
Series MTN, 3.65%, 9/1/2028	232,000	228,808
Series MTN, 3.70%, 5/1/2028	470,000	464,825
Series R, 4.20%, 1/1/2031	1,427,000	1,409,291
Series MTN, 4.65%, 3/15/2033 (a)	1,703,000	1,685,204
4.85%, 8/1/2034	1,371,000	1,360,553
4.90%, 8/15/2035 (a)	1,770,000	1,757,362
Series MTN, 4.90%, 12/15/2032	1,294,000	1,309,256
Series Q, 5.05%, 3/1/2035	662,000	665,840
5.20%, 8/1/2033	1,129,000	1,155,193
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.20%, 3/1/2034	$1,491,000	$1,516,198
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	1,373,000	1,208,432
2.45%, 11/15/2031	1,425,000	1,264,730
4.90%, 3/15/2030	782,000	790,195
5.20%, 4/1/2029	1,363,000	1,389,142
5.40%, 3/15/2035	908,000	918,079
5.45%, 4/1/2034	1,328,000	1,348,889
5.88%, 10/15/2028	300,000	309,648
6.13%, 10/15/2033	1,377,000	1,459,551
Puget Energy, Inc.:
2.38%, 6/15/2028	647,000	616,352
4.10%, 6/15/2030	328,000	317,878
4.22%, 3/15/2032	1,656,000	1,579,841
5.73%, 3/15/2035	1,469,000	1,480,649
Puget Sound Energy, Inc. 5.33%, 6/15/2034	1,152,000	1,172,978
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	1,579,000	1,397,557
3.00%, 3/15/2032	1,619,000	1,473,355
4.95%, 8/15/2028	459,000	466,257
Series DDDD, 5.20%, 3/15/2036	1,915,000	1,909,351
5.40%, 4/15/2035	553,000	562,445
Sempra:
3.25%, 6/15/2027	1,150,000	1,133,762
3.40%, 2/1/2028	1,183,000	1,161,055
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	2,622,000	2,546,303
5.25%, 3/15/2036	882,000	869,334
5.50%, 8/1/2033 (a)	1,533,000	1,579,373
5 yr. CMT + 2.14%, 6.55%, 4/1/2055 (c)	100,000	99,305
5 yr. CMT + 2.35%, 6.63%, 4/1/2055 (a) (c)	3,679,000	3,673,923
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	7,976,000	8,051,692
Sierra Pacific Power Co. 5 yr. CMT + 2.55%, 6.20%, 12/15/2055 (a) (c)	947,000	921,081
Southern California Edison Co.:
2.25%, 6/1/2030	1,341,000	1,213,967
Series G, 2.50%, 6/1/2031	1,557,000	1,390,199
2.75%, 2/1/2032	1,610,000	1,435,862
2.85%, 8/1/2029 (a)	1,742,000	1,643,054
Series B, 3.65%, 3/1/2028	1,247,000	1,226,125
Series A, 4.20%, 3/1/2029	2,360,000	2,333,686
4.80%, 3/15/2033	1,222,000	1,200,138
5.15%, 6/1/2029	966,000	979,437
5.20%, 6/1/2034	1,527,000	1,516,525
5.30%, 3/1/2028	1,649,000	1,672,020
5.45%, 6/1/2031 (a)	1,462,000	1,496,079
5.45%, 3/1/2035 (a)	1,580,000	1,588,121
Security Description	Principal Amount	Value
5.65%, 10/1/2028	$1,940,000	$1,987,491
Series 2004-G, 5.75%, 4/1/2035	1,735,000	1,765,276
5.95%, 11/1/2032 (a)	863,000	905,175
Series 2004B, 6.00%, 1/15/2034	1,677,000	1,751,358
6.65%, 4/1/2029 (a)	1,754,000	1,829,440
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	1,453,000	1,382,733
4.85%, 6/15/2028	1,599,000	1,614,462
5.20%, 6/15/2033	1,767,000	1,785,730
5.50%, 3/15/2029	1,950,000	2,009,962
5.70%, 10/15/2032	1,615,000	1,690,097
5.70%, 3/15/2034	2,138,000	2,217,534
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (a) (c)	1,999,000	2,051,514
Southern Power Co.:
Series A, 4.25%, 10/1/2030 (a)	1,224,000	1,207,072
Series B, 4.90%, 10/1/2035	1,892,000	1,834,956
Southwestern Electric Power Co.:
Series M, 4.10%, 9/15/2028	130,000	129,223
5.30%, 4/1/2033 (a)	1,465,000	1,487,532
Southwestern Public Service Co. 5.30%, 5/15/2035	1,599,000	1,606,036
System Energy Resources, Inc.:
5.30%, 12/15/2034	860,000	857,188
6.00%, 4/15/2028	414,000	425,389
Tampa Electric Co.:
4.90%, 3/1/2029	975,000	987,821
5.15%, 3/1/2035 (a)	1,405,000	1,408,175
Tucson Electric Power Co.:
1.50%, 8/1/2030	200,000	175,948
3.25%, 5/15/2032	1,607,000	1,474,390
5.20%, 9/15/2034	509,000	513,316
Union Electric Co.:
2.15%, 3/15/2032	1,252,000	1,092,821
2.95%, 3/15/2030	1,510,000	1,429,940
3.50%, 3/15/2029	627,000	613,494
4.80%, 3/15/2036	1,307,000	1,275,397
5.20%, 4/1/2034	1,697,000	1,724,865
5.25%, 4/15/2035	1,481,000	1,499,883
Virginia Electric & Power Co.:
2.30%, 11/15/2031 (a)	1,706,000	1,510,117
2.40%, 3/30/2032	1,500,000	1,322,820
Series A, 2.88%, 7/15/2029	1,597,000	1,524,959
Series A, 3.80%, 4/1/2028	1,718,000	1,701,524
Series C, 4.90%, 9/15/2035 (a)	1,887,000	1,846,014
4.95%, 3/15/2036	2,404,000	2,342,458
5.00%, 4/1/2033	1,884,000	1,895,078
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/15/2034	$1,907,000	$1,903,529
5.05%, 8/15/2034	1,513,000	1,511,653
5.15%, 3/15/2035	1,459,000	1,455,951
5.30%, 8/15/2033 (a)	911,000	930,778
WEC Energy Group, Inc.:
1.38%, 10/15/2027	777,000	742,206
1.80%, 10/15/2030	1,277,000	1,123,492
2.20%, 12/15/2028	871,000	822,651
4.75%, 1/15/2028	1,342,000	1,351,703
5.15%, 10/1/2027	53,000	53,585
Wisconsin Electric Power Co.:
1.70%, 6/15/2028 (a)	663,000	628,524
3.95%, 3/1/2029	1,815,000	1,796,433
4.15%, 10/15/2030	2,454,000	2,422,147
4.60%, 10/1/2034	554,000	545,369
4.75%, 9/30/2032	5,000	5,031
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	550,000	539,583
3.95%, 9/1/2032	1,076,000	1,026,719
4.95%, 4/1/2033	793,000	794,919
5.38%, 3/30/2034	1,569,000	1,595,547
Wisconsin Public Service Corp.:
4.25%, 1/15/2031	1,273,000	1,259,201
4.55%, 12/1/2029	368,000	369,211
Xcel Energy, Inc.:
2.35%, 11/15/2031 (a)	612,000	538,946
4.00%, 6/15/2028	1,485,000	1,475,080
4.60%, 6/1/2032 (a)	1,724,000	1,694,209
4.75%, 3/21/2028	806,000	810,151
5.45%, 8/15/2033	1,838,000	1,876,359
5.50%, 3/15/2034	1,858,000	1,889,029
5.60%, 4/15/2035	1,246,000	1,266,509
		771,982,885
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 3.80%, 4/3/2028	1,868,000	1,855,933
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	1,045,000	926,393
Emerson Electric Co.:
1.80%, 10/15/2027	1,368,000	1,322,664
1.95%, 10/15/2030	1,088,000	978,830
2.00%, 12/21/2028	1,334,000	1,262,071
2.20%, 12/21/2031	1,667,000	1,479,696
5.00%, 3/15/2035 (a)	1,238,000	1,246,542
		9,072,129
ELECTRONICS — 0.8%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	1,662,000	1,639,497
5.41%, 7/1/2032	1,198,000	1,222,715
5.60%, 5/29/2034	1,999,000	2,040,179
Amphenol Corp.:
2.20%, 9/15/2031	1,795,000	1,591,986
2.80%, 2/15/2030	1,820,000	1,714,313
Security Description	Principal Amount	Value
3.80%, 11/15/2027	$1,862,000	$1,851,498
3.90%, 11/15/2028	839,000	832,389
4.13%, 11/15/2030 (a)	2,473,000	2,436,128
4.35%, 6/1/2029 (a)	1,835,000	1,839,404
4.38%, 6/12/2028	1,808,000	1,812,267
4.40%, 2/15/2033	4,036,000	3,938,652
5.00%, 1/15/2035 (a)	1,594,000	1,592,119
5.05%, 4/5/2029	1,169,000	1,193,654
5.25%, 4/5/2034 (a)	1,493,000	1,525,129
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,789,000	1,580,277
3.88%, 1/12/2028	1,682,000	1,658,553
5.88%, 4/10/2034 (a)	1,720,000	1,763,533
Avnet, Inc.:
3.00%, 5/15/2031	4,135,000	3,709,136
5.50%, 6/1/2032	955,000	967,167
6.25%, 3/15/2028 (a)	1,850,000	1,904,963
Flex Ltd.:
4.88%, 6/15/2029	1,407,000	1,411,784
4.88%, 5/12/2030	1,563,000	1,561,687
5.25%, 1/15/2032	1,776,000	1,781,825
5.38%, 11/13/2035	1,831,000	1,802,381
6.00%, 1/15/2028	1,505,000	1,536,304
Honeywell International, Inc.:
1.75%, 9/1/2031 (a)	3,540,000	3,066,525
1.95%, 6/1/2030	1,627,000	1,474,794
2.70%, 8/15/2029	1,575,000	1,492,832
4.50%, 1/15/2034	766,000	753,637
4.75%, 2/1/2032 (a)	200,000	200,518
5.00%, 3/1/2035 (a)	1,783,000	1,801,240
Hubbell, Inc.:
3.15%, 8/15/2027	276,000	271,620
3.50%, 2/15/2028	1,561,000	1,538,600
4.80%, 11/15/2035	495,000	481,991
Jabil, Inc.:
3.00%, 1/15/2031 (a)	1,634,000	1,506,025
3.60%, 1/15/2030	715,000	686,607
3.95%, 1/12/2028	1,905,000	1,887,303
4.20%, 2/1/2029	1,852,000	1,830,535
4.75%, 2/1/2033	1,206,000	1,173,317
5.45%, 2/1/2029	188,000	191,687
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,844,000	1,755,156
4.95%, 10/15/2034	2,274,000	2,249,691
5.35%, 7/30/2030	1,516,000	1,557,705
TD SYNNEX Corp.:
2.38%, 8/9/2028	787,000	746,658
2.65%, 8/9/2031	1,467,000	1,300,892
4.30%, 1/17/2029	1,720,000	1,699,618
5.30%, 10/10/2035	1,168,000	1,131,407
6.10%, 4/12/2034	1,537,000	1,586,891
Trimble, Inc.:
4.90%, 6/15/2028	1,201,000	1,205,252
6.10%, 3/15/2033	1,911,000	2,000,932
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Tyco Electronics Group SA:
2.50%, 2/4/2032	$1,083,000	$962,051
3.13%, 8/15/2027	1,378,000	1,358,956
4.50%, 2/9/2031	1,494,000	1,491,371
4.63%, 2/1/2030 (a)	971,000	981,030
4.88%, 2/9/2036	1,502,000	1,484,967
5.00%, 5/9/2035	702,000	699,711
Vontier Corp.:
2.40%, 4/1/2028	1,523,000	1,459,750
2.95%, 4/1/2031	1,219,000	1,107,742
		88,044,551
ENGINEERING & CONSTRUCTION — 0.1%
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	1,219,000	1,261,702
6.35%, 8/18/2028	1,377,000	1,428,224
Jacobs Solutions, Inc.:
4.75%, 3/3/2031	1,332,000	1,313,126
5.38%, 3/3/2036	1,522,000	1,481,956
MasTec, Inc. 5.90%, 6/15/2029	2,065,000	2,132,670
		7,617,678
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
1.45%, 2/15/2031	581,000	503,413
1.75%, 2/15/2032	1,327,000	1,136,018
2.30%, 3/1/2030	665,000	613,622
2.38%, 3/15/2033 (a)	2,139,000	1,846,877
3.38%, 11/15/2027	1,680,000	1,659,302
3.95%, 5/15/2028	1,782,000	1,771,504
4.75%, 7/15/2030	687,000	695,065
4.88%, 4/1/2029	2,225,000	2,257,930
5.00%, 11/15/2029	1,176,000	1,200,637
5.00%, 12/15/2033 (a)	782,000	794,880
5.00%, 4/1/2034	1,310,000	1,322,969
5.15%, 3/15/2035 (a)	126,000	128,442
Veralto Corp.:
5.35%, 9/18/2028	2,277,000	2,325,113
5.45%, 9/18/2033	1,381,000	1,410,802
Waste Connections, Inc.:
2.20%, 1/15/2032	1,657,000	1,455,443
2.60%, 2/1/2030 (a)	1,034,000	972,829
3.20%, 6/1/2032	180,000	166,343
3.50%, 5/1/2029	1,135,000	1,114,105
4.20%, 1/15/2033	988,000	956,285
4.25%, 12/1/2028	990,000	989,861
5.00%, 3/1/2034	1,666,000	1,676,246
5.25%, 9/1/2035 (a)	348,000	354,856
Waste Management, Inc.:
1.15%, 3/15/2028	1,953,000	1,843,613
1.50%, 3/15/2031	1,607,000	1,397,238
2.00%, 6/1/2029	1,492,000	1,391,021
3.15%, 11/15/2027 (a)	1,641,000	1,616,697
3.88%, 1/15/2029	1,427,000	1,412,545
Security Description	Principal Amount	Value
4.15%, 4/15/2032	$215,000	$210,848
4.50%, 3/15/2028	1,427,000	1,435,890
4.63%, 2/15/2030	1,898,000	1,915,917
4.63%, 2/15/2033 (a)	1,340,000	1,341,675
4.65%, 3/15/2030	985,000	993,865
4.80%, 3/15/2032	1,585,000	1,609,092
4.88%, 2/15/2029	2,533,000	2,574,161
4.88%, 2/15/2034 (a)	595,000	602,033
4.95%, 7/3/2027	1,237,000	1,248,776
4.95%, 7/3/2031	1,725,000	1,763,709
4.95%, 3/15/2035	1,208,000	1,211,745
		47,921,367
FOOD — 1.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	683,000	729,348
Campbell's Co.:
2.38%, 4/24/2030	1,576,000	1,417,848
4.15%, 3/15/2028	1,748,000	1,728,667
4.55%, 3/21/2031	1,152,000	1,116,173
4.75%, 3/23/2035 (a)	660,000	607,497
5.20%, 3/21/2029 (a)	1,147,000	1,157,736
5.40%, 3/21/2034	1,868,000	1,810,877
Conagra Brands, Inc.:
1.38%, 11/1/2027 (a)	2,592,000	2,463,748
4.85%, 11/1/2028	2,423,000	2,425,496
5.00%, 8/1/2030 (a)	1,987,000	1,983,602
5.75%, 8/1/2035 (a)	444,000	445,021
7.00%, 10/1/2028	1,301,000	1,368,795
8.25%, 9/15/2030	1,747,000	1,964,763
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,754,000	1,484,287
5.75%, 3/15/2035 (a)	1,972,000	1,881,308
General Mills, Inc.:
2.25%, 10/14/2031	1,614,000	1,415,010
2.88%, 4/15/2030 (a)	779,000	726,675
4.20%, 4/17/2028	1,954,000	1,942,921
4.88%, 1/30/2030	1,473,000	1,482,206
4.95%, 3/29/2033 (a)	2,412,000	2,386,336
5.25%, 1/30/2035 (a)	1,097,000	1,083,924
5.50%, 10/17/2028 (a)	1,921,000	1,967,757
Hershey Co.:
1.70%, 6/1/2030	904,000	812,985
2.45%, 11/15/2029	1,926,000	1,808,745
4.25%, 5/4/2028	284,000	284,770
4.50%, 5/4/2033 (a)	1,935,000	1,928,924
4.55%, 2/24/2028	540,000	544,126
4.75%, 2/24/2030	951,000	966,349
4.95%, 2/24/2032	1,679,000	1,716,173
5.10%, 2/24/2035	1,011,000	1,032,170
Hormel Foods Corp.:
1.70%, 6/3/2028	1,767,000	1,674,444
1.80%, 6/11/2030 (a)	1,267,000	1,139,109
J.M. Smucker Co.:
2.13%, 3/15/2032 (a)	1,875,000	1,606,012
2.38%, 3/15/2030	1,130,000	1,041,442
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 12/15/2027	$832,000	$817,931
4.25%, 3/15/2035	1,255,000	1,154,813
5.90%, 11/15/2028 (a)	1,730,000	1,789,339
6.20%, 11/15/2033 (a)	1,729,000	1,830,976
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
3.00%, 2/2/2029	1,869,000	1,793,455
3.00%, 5/15/2032	1,607,000	1,426,903
3.63%, 1/15/2032	2,087,000	1,931,581
3.75%, 12/1/2031	1,608,000	1,506,085
5.50%, 1/15/2036	1,159,000	1,158,791
5.75%, 4/1/2033	1,707,000	1,762,051
5.95%, 4/20/2035	2,365,000	2,453,853
6.75%, 3/15/2034	2,628,000	2,885,807
Kellanova:
2.10%, 6/1/2030	200,000	181,808
4.30%, 5/15/2028	1,831,000	1,831,806
5.25%, 3/1/2033	569,000	580,585
Series B, 7.45%, 4/1/2031	2,151,000	2,424,887
Kraft Heinz Foods Co.:
3.75%, 4/1/2030 (a)	790,000	764,578
3.88%, 5/15/2027	2,200,000	2,185,194
4.25%, 3/1/2031 (a)	1,025,000	1,002,245
4.63%, 1/30/2029	417,000	417,650
5.00%, 7/15/2035 (a)	1,669,000	1,621,083
5.20%, 3/15/2032	1,365,000	1,378,814
5.40%, 3/15/2035 (a)	857,000	856,212
6.75%, 3/15/2032	1,641,000	1,769,818
Kroger Co.:
1.70%, 1/15/2031 (a)	1,038,000	907,212
2.20%, 5/1/2030	1,134,000	1,035,762
3.70%, 8/1/2027	1,154,000	1,145,149
4.50%, 1/15/2029	1,835,000	1,843,001
5.00%, 9/15/2034	1,740,000	1,718,824
7.50%, 4/1/2031 (a)	1,637,000	1,845,014
McCormick & Co., Inc.:
1.85%, 2/15/2031	1,543,000	1,342,287
2.50%, 4/15/2030	1,488,000	1,368,796
3.40%, 8/15/2027	1,258,000	1,243,571
4.15%, 2/15/2029	7,168,000	7,095,747
4.70%, 10/15/2034 (a)	1,287,000	1,227,682
4.95%, 4/15/2033 (a)	1,389,000	1,373,096
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	100,000	86,464
1.88%, 10/15/2032 (a)	1,077,000	914,319
3.00%, 3/17/2032	1,278,000	1,155,977
4.13%, 5/7/2028	3,104,000	3,084,910
4.25%, 5/6/2028 (a)	1,574,000	1,571,545
4.50%, 5/6/2030	1,204,000	1,199,533
4.75%, 2/20/2029	1,238,000	1,250,529
4.75%, 8/28/2034	71,000	69,428
5.13%, 5/6/2035 (a)	1,171,000	1,172,979
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,684,000	1,528,752
Security Description	Principal Amount	Value
4.25%, 4/15/2031	$1,673,000	$1,601,814
6.25%, 7/1/2033	1,650,000	1,722,649
6.88%, 5/15/2034	1,688,000	1,822,112
Sysco Corp.:
2.40%, 2/15/2030	1,027,000	940,999
2.45%, 12/14/2031	1,797,000	1,569,482
3.25%, 7/15/2027	1,747,000	1,718,122
4.40%, 7/25/2031	1,687,000	1,635,395
4.95%, 3/25/2036	972,000	927,152
5.10%, 9/23/2030	1,124,000	1,132,880
5.40%, 3/23/2035	743,000	737,910
5.75%, 1/17/2029	1,645,000	1,690,385
5.95%, 4/1/2030 (a)	1,372,000	1,423,862
6.00%, 1/17/2034	1,427,000	1,489,403
Tyson Foods, Inc.:
3.55%, 6/2/2027 (a)	2,504,000	2,480,487
4.35%, 3/1/2029	1,873,000	1,867,662
4.88%, 8/15/2034 (a)	1,033,000	1,016,069
4.95%, 2/20/2036	1,817,000	1,775,427
5.40%, 3/15/2029	1,806,000	1,851,981
5.70%, 3/15/2034	1,653,000	1,711,169
		146,967,046
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,454,000	1,432,641
Georgia-Pacific LLC 8.88%, 5/15/2031	17,358,000	20,697,159
Suzano Austria GmbH:
2.50%, 9/15/2028	2,067,000	1,961,872
3.13%, 1/15/2032 (a)	2,544,000	2,229,460
3.75%, 1/15/2031	1,648,000	1,529,047
5.00%, 1/15/2030	1,674,000	1,648,538
6.00%, 1/15/2029	3,239,000	3,310,096
Suzano Netherlands BV 5.50%, 1/15/2036	1,707,000	1,646,521
		34,455,334
GAS — 0.5%
Atmos Energy Corp.:
1.50%, 1/15/2031	230,000	200,983
2.63%, 9/15/2029	1,000	948
3.00%, 6/15/2027	400,000	394,916
5.20%, 8/15/2035 (a)	788,000	803,949
5.45%, 10/15/2032	1,233,000	1,282,616
5.90%, 11/15/2033	1,445,000	1,544,416
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030 (a)	110,000	97,584
4.00%, 4/1/2028	1,546,000	1,535,178
4.40%, 7/1/2032	1,690,000	1,660,814
5.25%, 3/1/2028	1,763,000	1,794,540
5.40%, 3/1/2033	1,000	1,024
5.40%, 7/1/2034	1,670,000	1,706,990
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
National Fuel Gas Co.:
2.95%, 3/1/2031	$1,279,000	$1,162,867
3.95%, 9/15/2027	1,945,000	1,928,448
4.75%, 9/1/2028 (a)	1,572,000	1,574,044
5.50%, 3/15/2030	520,000	532,251
NiSource, Inc.:
1.70%, 2/15/2031	1,770,000	1,539,103
3.49%, 5/15/2027	1,531,000	1,514,664
3.60%, 5/1/2030	1,753,000	1,690,313
5.20%, 7/1/2029	1,211,000	1,235,716
5.25%, 3/30/2028	1,801,000	1,829,204
5.35%, 4/1/2034	1,465,000	1,490,637
5.35%, 7/15/2035	1,813,000	1,826,797
5.40%, 6/30/2033 (a)	1,728,000	1,770,060
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	3,657,000	3,754,240
Northwest Natural Holding Co. 5 yr. CMT + 2.70%, 7.00%, 9/15/2055 (c)	100,000	100,967
ONE Gas, Inc.:
2.00%, 5/15/2030	368,000	334,718
5.10%, 4/1/2029	1,083,000	1,104,931
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031 (a)	780,000	703,591
3.50%, 6/1/2029	710,000	689,715
5.10%, 2/15/2035	785,000	781,593
5.40%, 6/15/2033	1,115,000	1,143,321
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	908,000	850,233
5.05%, 9/1/2034	1,878,000	1,886,695
5.20%, 6/1/2033	1,881,000	1,917,078
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,601,000	1,405,358
Series A, 4.05%, 9/15/2028	1,985,000	1,969,755
4.95%, 9/15/2034	1,849,000	1,825,240
Series B, 5.10%, 9/15/2035	1,672,000	1,650,381
5.15%, 9/15/2032	1,481,000	1,503,689
5.75%, 9/15/2033	1,027,000	1,067,525
Southwest Gas Corp.:
2.20%, 6/15/2030	290,000	263,859
3.70%, 4/1/2028	1,270,000	1,254,328
4.05%, 3/15/2032	16,000	15,288
5.45%, 3/23/2028	1,770,000	1,802,940
5.80%, 12/1/2027	5,000	5,110
Spire Missouri, Inc.:
4.80%, 2/15/2033	1,379,000	1,374,960
Series 2034, 5.15%, 8/15/2034	580,000	585,742
Spire, Inc. 4.60%, 9/1/2031	977,000	965,042
		58,074,361
Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	$1,722,000	$1,554,845
4.63%, 6/15/2028	1,778,000	1,784,774
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	1,066,000	973,439
3.00%, 5/15/2032 (a)	1,871,000	1,685,322
4.25%, 11/15/2028	1,380,000	1,377,254
6.00%, 3/6/2028	1,795,000	1,850,071
		9,225,705
HEALTH CARE PRODUCTS — 1.4%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	970,000	921,228
1.40%, 6/30/2030	1,255,000	1,115,431
3.70%, 3/9/2029	8,757,000	8,651,828
4.00%, 3/15/2031	4,368,000	4,296,976
4.30%, 3/15/2033	4,638,000	4,538,840
4.65%, 3/15/2036	5,618,000	5,488,786
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,424,000	1,289,404
2.30%, 3/12/2031	1,719,000	1,541,152
2.75%, 9/15/2029	1,365,000	1,293,310
4.20%, 9/9/2027	889,000	887,640
4.75%, 9/9/2034 (a)	1,149,000	1,131,007
Augusta SpinCo Corp.:
4.32%, 9/23/2027	8,010,000	8,005,274
4.40%, 3/23/2029 (a)	2,765,000	2,757,147
4.66%, 3/23/2031	630,000	626,724
4.95%, 3/23/2033	845,000	841,840
5.25%, 3/23/2036	1,020,000	1,020,102
Baxter International, Inc.:
1.73%, 4/1/2031	1,660,000	1,388,856
2.27%, 12/1/2028	2,385,000	2,221,532
2.54%, 2/1/2032 (a)	2,608,000	2,196,666
3.95%, 4/1/2030	2,643,000	2,532,232
4.45%, 2/15/2029	1,467,000	1,447,093
4.90%, 12/15/2030	865,000	853,098
5.65%, 12/15/2035 (a)	1,525,000	1,490,016
Boston Scientific Corp.:
2.65%, 6/1/2030	2,994,000	2,790,019
4.00%, 3/1/2028	665,000	662,792
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	1,252,000	1,152,028
DH Europe Finance II SARL 2.60%, 11/15/2029	1,631,000	1,536,402
Edwards Lifesciences Corp. 4.30%, 6/15/2028 (a)	1,322,000	1,320,268
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	3,763,000	3,737,826
4.80%, 8/14/2029	1,689,000	1,704,252
4.80%, 1/15/2031	1,881,000	1,892,926
4.95%, 12/15/2035	1,190,000	1,168,163
5.50%, 6/15/2035	874,000	891,270
5.65%, 11/15/2027	3,200,000	3,263,808
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.86%, 3/15/2030	$2,364,000	$2,466,196
5.91%, 11/22/2032	1,987,000	2,096,404
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	5,415,000	5,426,696
4.50%, 3/30/2033	1,588,000	1,568,468
Revvity, Inc.:
1.90%, 9/15/2028	1,089,000	1,022,462
2.25%, 9/15/2031 (a)	1,733,000	1,513,983
2.55%, 3/15/2031	1,760,000	1,584,581
3.30%, 9/15/2029	1,456,000	1,393,902
Smith & Nephew PLC:
2.03%, 10/14/2030	1,850,000	1,647,573
5.40%, 3/20/2034	1,271,000	1,289,302
Solventum Corp.:
5.40%, 3/1/2029	1,615,000	1,653,340
5.45%, 3/13/2031	1,341,000	1,375,893
5.60%, 3/23/2034	3,045,000	3,112,660
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,682,000	1,526,465
Stryker Corp.:
3.65%, 3/7/2028	1,710,000	1,691,190
4.25%, 9/11/2029	1,055,000	1,050,833
4.63%, 9/11/2034	5,527,000	5,395,457
4.70%, 2/10/2028 (a)	1,717,000	1,730,513
4.85%, 12/8/2028	1,319,000	1,338,191
4.85%, 2/10/2030	1,720,000	1,744,390
5.20%, 2/10/2035 (a)	2,001,000	2,026,033
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	1,350,000	1,270,890
2.00%, 10/15/2031 (a)	985,000	871,430
2.60%, 10/1/2029	1,496,000	1,413,959
4.20%, 3/1/2031 (a)	1,645,000	1,627,629
4.22%, 2/12/2031	3,732,000	3,692,627
4.47%, 10/7/2032	1,758,000	1,739,752
4.55%, 6/15/2033	2,468,000	2,437,619
4.79%, 10/7/2035	1,250,000	1,233,475
4.80%, 11/21/2027 (a)	1,812,000	1,831,878
4.90%, 2/12/2036	1,492,000	1,479,437
4.95%, 11/21/2032	812,000	826,381
4.98%, 8/10/2030	784,000	801,217
5.00%, 1/31/2029 (a)	1,129,000	1,151,253
5.09%, 8/10/2033 (a)	1,346,000	1,371,897
5.20%, 1/31/2034	1,473,000	1,510,561
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031 (a)	1,847,000	1,648,632
5.20%, 9/15/2034	1,499,000	1,497,276
5.35%, 12/1/2028	1,153,000	1,179,288
5.50%, 2/19/2035 (a)	1,245,000	1,269,888
		148,165,557
HEALTH CARE SERVICES — 2.7%
Adventist Health System:
Series 2025, 4.74%, 12/1/2030	865,000	857,872
5.43%, 3/1/2032	1,772,000	1,803,683
Security Description	Principal Amount	Value
5.76%, 12/1/2034	$1,705,000	$1,754,138
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030 (a)	1,467,000	1,340,574
3.83%, 8/15/2028	949,000	941,294
Ascension Health:
Series B, 2.53%, 11/15/2029	1,914,000	1,798,892
Series 2025, 4.08%, 11/15/2028	861,000	857,918
Series 2025, 4.29%, 11/15/2030	2,015,000	1,997,651
Series 2025, 4.92%, 11/15/2035	1,523,000	1,505,029
Banner Health:
1.90%, 1/1/2031	1,448,000	1,287,851
2.34%, 1/1/2030 (a)	1,353,000	1,254,610
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	1,134,000	1,007,026
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	1,752,000	1,701,998
Series 2018, 4.30%, 7/1/2028	9,000	8,987
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	673,000	601,447
Centene Corp.:
2.45%, 7/15/2028	3,766,000	3,506,786
2.50%, 3/1/2031	4,117,000	3,451,569
2.63%, 8/1/2031	5,314,000	4,446,330
3.00%, 10/15/2030	5,357,000	4,693,750
3.38%, 2/15/2030	3,693,000	3,337,955
4.25%, 12/15/2027	3,598,000	3,540,936
4.63%, 12/15/2029	6,988,000	6,633,639
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,809,000	1,802,958
Cigna Group:
2.38%, 3/15/2031	3,256,000	2,926,688
2.40%, 3/15/2030	100,000	92,389
3.05%, 10/15/2027	1,225,000	1,202,558
4.38%, 10/15/2028	8,718,000	8,713,554
4.50%, 9/15/2030	4,897,000	4,881,721
4.88%, 9/15/2032	3,007,000	3,003,873
5.00%, 5/15/2029 (a)	1,681,000	1,711,359
5.25%, 2/15/2034	4,103,000	4,153,836
5.40%, 3/15/2033 (a)	1,655,000	1,701,489
CommonSpirit Health:
2.78%, 10/1/2030	1,325,000	1,221,690
3.35%, 10/1/2029	1,899,000	1,819,432
4.35%, 9/1/2030	1,353,000	1,333,950
4.83%, 9/1/2035 (a)	1,937,000	1,885,243
4.98%, 9/1/2035	1,676,000	1,636,379
5.21%, 12/1/2031	1,766,000	1,799,519
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.32%, 12/1/2034	$1,837,000	$1,841,831
6.07%, 11/1/2027	1,395,000	1,428,354
Elevance Health, Inc.:
2.25%, 5/15/2030 (a)	230,000	209,546
2.55%, 3/15/2031	1,584,000	1,429,006
2.88%, 9/15/2029	1,794,000	1,699,654
3.65%, 12/1/2027	2,290,000	2,264,146
4.00%, 9/15/2028	3,252,000	3,223,220
4.10%, 3/1/2028	1,453,000	1,443,773
4.10%, 5/15/2032	2,278,000	2,184,853
4.60%, 9/15/2032 (a)	2,686,000	2,643,454
4.75%, 2/15/2030 (a)	1,868,000	1,879,899
4.75%, 2/15/2033	1,791,000	1,763,078
4.95%, 11/1/2031	1,236,000	1,243,305
5.15%, 6/15/2029	780,000	794,578
5.20%, 2/15/2035	1,609,000	1,606,940
5.38%, 6/15/2034	1,862,000	1,886,876
5.50%, 10/15/2032	1,700,000	1,752,139
5.95%, 12/15/2034	307,000	321,064
HCA, Inc.:
2.38%, 7/15/2031	2,226,000	1,966,716
3.38%, 3/15/2029	1,730,000	1,675,540
3.50%, 9/1/2030	5,338,000	5,068,751
3.63%, 3/15/2032	3,541,000	3,288,598
4.13%, 6/15/2029	3,460,000	3,413,947
4.30%, 11/15/2030	1,638,000	1,610,645
4.60%, 11/15/2032	1,829,000	1,779,727
4.90%, 11/15/2035	1,865,000	1,804,089
5.00%, 3/1/2028	1,152,000	1,164,154
5.20%, 6/1/2028	821,000	833,348
5.25%, 3/1/2030	1,570,000	1,600,913
5.45%, 4/1/2031	2,958,000	3,032,956
5.45%, 9/15/2034	2,150,000	2,169,973
5.50%, 3/1/2032	1,562,000	1,600,050
5.50%, 6/1/2033	2,192,000	2,234,788
5.60%, 4/1/2034	3,074,000	3,138,923
5.63%, 9/1/2028	5,349,000	5,457,371
5.75%, 3/1/2035	1,889,000	1,942,194
5.88%, 2/1/2029	2,078,000	2,137,576
Humana, Inc.:
2.15%, 2/3/2032 (a)	982,000	839,875
3.13%, 8/15/2029 (a)	1,540,000	1,465,572
3.70%, 3/23/2029	1,651,000	1,605,317
4.88%, 4/1/2030	1,465,000	1,460,253
5.38%, 4/15/2031	2,644,000	2,671,471
5.55%, 5/1/2035 (a)	1,481,000	1,463,806
5.75%, 3/1/2028	1,623,000	1,655,070
5.75%, 12/1/2028 (a)	1,866,000	1,913,247
5.88%, 3/1/2033	953,000	972,203
5.95%, 3/15/2034	1,770,000	1,803,258
Icon Investments Six DAC:
5.81%, 5/8/2027	1,580,000	1,587,600
5.85%, 5/8/2029 (a)	1,540,000	1,569,630
6.00%, 5/8/2034 (a)	1,605,000	1,622,607
Security Description	Principal Amount	Value
IQVIA, Inc.:
5.70%, 5/15/2028	$1,798,000	$1,832,324
6.25%, 2/1/2029	2,304,000	2,395,584
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,586,000	1,569,458
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	1,301,000	1,183,494
2.95%, 12/1/2029 (a)	941,000	891,597
3.60%, 9/1/2027	1,683,000	1,665,648
4.35%, 4/1/2030	1,499,000	1,486,199
4.55%, 4/1/2032 (a)	1,091,000	1,076,686
4.80%, 10/1/2034	1,395,000	1,358,730
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	1,547,000	1,320,612
OhioHealth Corp. 2.30%, 11/15/2031 (a)	1,473,000	1,312,178
Orlando Health Obligated Group 5.48%, 10/1/2035	200,000	205,178
PeaceHealth Obligated Group:
4.34%, 11/15/2028	500,000	497,785
4.86%, 11/15/2032	1,787,000	1,783,122
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	1,621,000	1,411,032
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,880,000	1,756,409
5.37%, 10/1/2032 (a)	1,601,000	1,624,855
5.40%, 10/1/2033	2,864,000	2,920,077
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (a)	839,000	765,688
2.95%, 6/30/2030 (a)	1,470,000	1,377,258
4.20%, 6/30/2029	1,090,000	1,083,482
4.60%, 12/15/2027	1,682,000	1,689,266
5.00%, 12/15/2034 (a)	1,625,000	1,613,267
6.40%, 11/30/2033	1,563,000	1,700,200
Rush System for Health Obligated Group Series 2020, 3.92%, 11/15/2029	675,000	663,728
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,182,000	1,174,955
4.89%, 6/1/2028	677,000	682,281
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,806,000	1,722,761
Sutter Health:
Series 20A, 2.29%, 8/15/2030	1,808,000	1,648,119
Series 2018, 3.70%, 8/15/2028	1,625,000	1,604,801
5.16%, 8/15/2033	1,778,000	1,803,728
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2025, 5.21%, 8/15/2032	$1,657,000	$1,696,801
Series 2025, 5.54%, 8/15/2035	500,000	515,915
Toledo Hospital Series B, 5.33%, 11/15/2028	1,969,000	1,985,441
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	1,824,000	1,652,289
2.30%, 5/15/2031 (a)	2,543,000	2,281,071
2.88%, 8/15/2029	1,717,000	1,636,662
2.95%, 10/15/2027	3,249,000	3,190,583
3.38%, 4/15/2027	1,723,000	1,707,166
3.85%, 6/15/2028 (a)	2,207,000	2,190,999
3.88%, 12/15/2028	1,775,000	1,757,410
4.00%, 5/15/2029	1,515,000	1,499,168
4.20%, 5/15/2032	2,502,000	2,438,199
4.25%, 1/15/2029 (a)	2,333,000	2,330,084
4.40%, 6/15/2028	1,154,000	1,157,150
4.50%, 4/15/2033	2,823,000	2,757,196
4.60%, 4/15/2027	1,427,000	1,431,024
4.63%, 7/15/2035	60,000	58,052
4.65%, 1/15/2031	5,611,000	5,638,157
4.70%, 4/15/2029	1,270,000	1,281,582
4.80%, 1/15/2030	2,151,500	2,175,489
4.90%, 4/15/2031	1,912,000	1,939,093
4.95%, 1/15/2032	2,789,000	2,819,065
5.00%, 4/15/2034	2,250,000	2,250,382
5.15%, 7/15/2034	3,662,000	3,693,237
5.25%, 2/15/2028	1,682,000	1,711,317
5.30%, 2/15/2030	1,917,000	1,972,535
5.30%, 6/15/2035 (a)	1,579,000	1,610,785
5.35%, 2/15/2033 (a)	3,700,000	3,798,383
Universal Health Services, Inc.:
2.65%, 10/15/2030	1,495,000	1,345,605
2.65%, 1/15/2032	1,669,000	1,452,915
4.63%, 10/15/2029	250,000	247,213
5.05%, 10/15/2034 (a)	1,283,000	1,227,100
UPMC 5.04%, 5/15/2033	1,804,000	1,825,702
		293,476,729
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.40%, 10/15/2027	1,189,000	1,138,991
4.85%, 10/15/2030	1,547,000	1,558,556
5.00%, 10/15/2034	1,879,000	1,853,013
5.50%, 10/15/2035 (a)	796,000	807,829
Lennar Corp.:
4.75%, 11/29/2027	1,413,000	1,415,699
5.20%, 7/30/2030 (a)	1,508,000	1,524,045
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	1,964,000	1,960,779
NVR, Inc. 3.00%, 5/15/2030 (a)	1,080,000	1,016,906
Security Description	Principal Amount	Value
PulteGroup, Inc.:
4.25%, 3/1/2031	$750,000	$732,465
4.90%, 3/1/2036	1,005,000	971,001
6.38%, 5/15/2033	1,323,000	1,418,163
7.88%, 6/15/2032	1,299,000	1,487,108
Sekisui House U.S., Inc.:
2.50%, 1/15/2031	1,416,000	1,251,588
3.85%, 1/15/2030	24,000	22,860
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	200,000	194,576
4.35%, 2/15/2028	984,000	980,330
5.60%, 6/15/2035	1,399,000	1,426,840
		19,760,749
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	1,878,000	1,837,585
4.40%, 3/15/2029	4,360,000	4,260,418
		6,098,003
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	100,000	98,909
3.25%, 8/15/2032 (a)	1,637,000	1,535,752
4.20%, 5/1/2030	1,139,000	1,140,002
4.60%, 3/1/2028	200,000	202,672
4.60%, 3/1/2033 (a)	1,521,000	1,538,081
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	1,437,000	1,268,684
2.38%, 12/1/2029	1,012,000	941,079
2.60%, 4/15/2030	1,215,000	1,127,617
4.38%, 5/15/2028	1,731,000	1,732,835
4.65%, 5/15/2033 (a)	1,686,000	1,657,422
5.00%, 2/14/2034 (a)	1,235,000	1,229,665
Haleon U.S. Capital LLC:
3.38%, 3/24/2029	1,911,000	1,858,467
3.63%, 3/24/2032	2,936,000	2,765,360
Kenvue, Inc. 4.85%, 5/22/2032	1,779,000	1,796,310
Procter & Gamble Co.:
1.20%, 10/29/2030	2,468,000	2,159,821
1.95%, 4/23/2031 (a)	1,768,000	1,587,965
2.30%, 2/1/2032 (a)	1,266,000	1,145,578
2.85%, 8/11/2027	1,205,000	1,188,552
3.00%, 3/25/2030 (a)	2,452,000	2,347,177
3.95%, 1/26/2028	660,000	660,878
4.05%, 1/26/2033 (a)	439,000	432,529
4.10%, 11/3/2032 (a)	1,741,000	1,712,517
4.15%, 10/24/2029 (a)	767,000	771,556
4.35%, 1/29/2029	1,093,000	1,104,662
4.35%, 11/3/2035 (a)	1,497,000	1,451,326
4.55%, 1/29/2034	788,000	788,969
4.55%, 10/24/2034 (a)	1,833,000	1,834,888
4.60%, 5/1/2035 (a)	1,566,000	1,558,890
5.80%, 8/15/2034	1,150,000	1,243,322
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Unilever Capital Corp.:
1.38%, 9/14/2030	$1,764,000	$1,559,729
1.75%, 8/12/2031	1,716,000	1,502,650
2.13%, 9/6/2029	1,796,000	1,680,194
2.90%, 5/5/2027	2,439,000	2,410,976
3.50%, 3/22/2028 (a)	2,297,000	2,272,904
4.25%, 8/12/2027	465,000	466,335
4.63%, 8/12/2034	1,552,000	1,534,431
5.90%, 11/15/2032 (a)	1,967,000	2,128,432
		52,437,136
HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp.:
2.25%, 2/15/2032	1,577,000	1,370,381
2.65%, 4/30/2030	1,456,000	1,345,024
5.75%, 3/15/2033 (a)	1,495,000	1,556,908
Church & Dwight Co., Inc.:
2.30%, 12/15/2031 (a)	374,000	331,525
3.15%, 8/1/2027	1,396,000	1,376,791
5.60%, 11/15/2032 (a)	1,115,000	1,172,277
Clorox Co.:
1.80%, 5/15/2030 (a)	1,364,000	1,219,989
3.10%, 10/1/2027	1,867,000	1,832,367
3.90%, 5/15/2028 (a)	782,000	777,011
4.40%, 5/1/2029	8,244,000	8,229,490
4.60%, 5/1/2032	1,211,000	1,200,513
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,250,000	1,198,350
2.00%, 11/2/2031	227,000	201,535
3.10%, 3/26/2030	1,876,000	1,788,691
3.20%, 4/25/2029	1,397,000	1,356,138
3.95%, 11/1/2028	1,128,000	1,121,661
4.50%, 2/16/2033	1,411,000	1,409,180
		27,487,831
INSURANCE — 2.6%
ACE Capital Trust II 9.70%, 4/1/2030	1,733,000	2,034,958
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (c)	1,070,000	1,067,785
Aflac, Inc. 3.60%, 4/1/2030	1,420,000	1,377,911
Alleghany Corp. 3.63%, 5/15/2030	1,386,000	1,345,529
Allstate Corp.:
5.05%, 6/24/2029	4,377,000	4,459,463
5.25%, 3/30/2033 (a)	924,000	943,977
5.35%, 6/1/2033	271,000	278,328
5.55%, 5/9/2035 (a)	1,077,000	1,112,692
American Financial Group, Inc.:
5.00%, 9/23/2035	635,000	609,619
5.25%, 4/2/2030	769,000	787,656
American International Group, Inc.:
3.40%, 6/30/2030	4,019,000	3,833,764
Security Description	Principal Amount	Value
4.85%, 5/7/2030	$1,461,000	$1,475,391
5.13%, 3/27/2033 (a)	1,587,000	1,602,441
5.45%, 5/7/2035	915,000	933,391
American National Group, Inc.:
5.00%, 6/15/2027	1,605,000	1,597,424
5.75%, 10/1/2029	1,412,000	1,428,069
6.00%, 7/15/2035 (a)	1,699,000	1,654,333
Aon Corp.:
3.75%, 5/2/2029	1,875,000	1,841,437
4.50%, 12/15/2028	282,000	282,993
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	1,795,000	1,566,640
2.60%, 12/2/2031	775,000	691,594
2.85%, 5/28/2027	221,000	217,212
5.00%, 9/12/2032	404,000	407,729
Aon North America, Inc.:
5.15%, 3/1/2029	1,598,000	1,632,085
5.30%, 3/1/2031	725,000	740,312
5.45%, 3/1/2034	3,445,000	3,520,342
Arch Capital Group Ltd. 7.35%, 5/1/2034	1,927,000	2,180,555
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	1,127,000	989,314
4.60%, 12/15/2027	1,050,000	1,053,150
4.85%, 12/15/2029	1,810,000	1,829,584
5.00%, 2/15/2032	1,431,000	1,434,320
5.15%, 2/15/2035	1,644,000	1,631,522
5.45%, 7/15/2034	796,000	808,497
6.50%, 2/15/2034	1,661,000	1,794,445
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	1,592,000	1,642,626
Assurant, Inc. 2.65%, 1/15/2032	2,781,000	2,428,592
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	2,650,000	2,454,536
6.13%, 9/15/2028	872,000	902,633
Athene Holding Ltd.:
3.50%, 1/15/2031	1,160,000	1,077,188
4.13%, 1/12/2028	1,917,000	1,893,632
5.88%, 1/15/2034 (a)	1,489,000	1,482,746
6.15%, 4/3/2030 (a)	795,000	822,380
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (c)	53,000	48,903
6.65%, 2/1/2033	1,668,000	1,734,470
5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (a) (c)	2,947,000	2,754,060
AXA SA 8.60%, 12/15/2030	1,536,000	1,771,300
AXIS Specialty Finance LLC:
3.90%, 7/15/2029 (a)	863,000	846,663
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	1,516,000	1,450,539
AXIS Specialty Finance PLC 4.00%, 12/6/2027	909,000	902,882
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	$665,000	$590,773
2.88%, 3/15/2032	1,444,000	1,336,754
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	1,641,000	1,608,114
5.63%, 5/15/2030 (a)	1,950,000	1,940,503
Brown & Brown, Inc.:
2.38%, 3/15/2031	536,000	472,146
4.20%, 3/17/2032	1,092,000	1,032,126
4.50%, 3/15/2029 (a)	1,925,000	1,915,510
4.70%, 6/23/2028	715,000	717,174
4.90%, 6/23/2030	799,000	798,377
5.25%, 6/23/2032	1,099,000	1,098,088
5.55%, 6/23/2035	2,335,000	2,332,268
5.65%, 6/11/2034 (a)	1,038,000	1,047,249
Chubb INA Holdings LLC:
1.38%, 9/15/2030 (a)	1,739,000	1,519,103
4.65%, 8/15/2029	782,000	790,219
4.90%, 8/15/2035	2,107,000	2,076,090
5.00%, 3/15/2034	2,508,000	2,523,349
Cincinnati Financial Corp.:
6.13%, 11/1/2034	1,754,000	1,843,559
6.92%, 5/15/2028	1,296,000	1,362,303
CNA Financial Corp.:
2.05%, 8/15/2030	801,000	712,594
3.45%, 8/15/2027	1,894,000	1,867,427
3.90%, 5/1/2029	1,026,000	1,005,182
5.13%, 2/15/2034	1,409,000	1,389,936
5.20%, 8/15/2035	1,151,000	1,126,576
5.50%, 6/15/2033	964,000	977,978
CNO Financial Group, Inc.:
5.25%, 5/30/2029	470,000	470,794
6.45%, 6/15/2034 (a)	1,487,000	1,532,532
Corebridge Financial, Inc.:
3.85%, 4/5/2029	1,857,000	1,813,583
3.90%, 4/5/2032	2,477,000	2,323,327
5.75%, 1/15/2034 (a)	1,864,000	1,911,793
6.05%, 9/15/2033 (a)	1,499,000	1,568,389
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	3,954,000	3,878,320
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (a) (c)	1,305,000	1,319,512
Enstar Group Ltd.:
3.10%, 9/1/2031	1,857,000	1,640,214
4.95%, 6/1/2029 (a)	1,323,000	1,317,324
Equitable Holdings, Inc.:
4.35%, 4/20/2028	2,385,000	2,378,513
5.59%, 1/11/2033 (a)	1,273,000	1,299,262
Essent Group Ltd. 6.25%, 7/1/2029	906,000	936,496
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	1,510,000	1,430,619
6.50%, 6/4/2029	1,224,000	1,228,884
7.40%, 1/13/2028	857,000	872,812
Security Description	Principal Amount	Value
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	$1,668,000	$1,556,361
4.63%, 4/29/2030	935,000	930,643
4.85%, 4/17/2028	1,751,000	1,760,368
5.63%, 8/16/2032	1,423,000	1,460,724
5.75%, 5/20/2035	893,000	914,218
6.00%, 12/7/2033	929,000	970,786
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,476,000	1,302,983
3.40%, 6/15/2030	1,237,000	1,163,448
4.50%, 8/15/2028	768,000	765,327
First American Financial Corp.:
2.40%, 8/15/2031	1,649,000	1,420,383
4.00%, 5/15/2030 (a)	1,393,000	1,330,022
Globe Life, Inc.:
2.15%, 8/15/2030	315,000	282,911
4.55%, 9/15/2028	1,318,000	1,315,852
4.80%, 6/15/2032	1,693,000	1,674,208
5.85%, 9/15/2034	783,000	807,343
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	342,000	310,297
5.50%, 9/1/2035	1,297,000	1,286,611
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	798,000	755,961
Horace Mann Educators Corp.:
4.70%, 10/1/2030	1,206,000	1,188,043
7.25%, 9/15/2028	1,238,000	1,306,449
Jackson Financial, Inc.:
3.13%, 11/23/2031	1,493,000	1,328,755
5.17%, 6/8/2027	859,000	864,240
5.67%, 6/8/2032 (a)	1,738,000	1,744,187
Kemper Corp. 3.80%, 2/23/2032 (a)	1,421,000	1,286,630
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	1,789,000	1,683,592
3.40%, 1/15/2031 (a)	345,000	321,416
3.40%, 3/1/2032	1,616,000	1,465,550
3.80%, 3/1/2028 (a)	562,000	554,829
5.35%, 11/15/2035 (a)	1,164,000	1,133,573
5.85%, 3/15/2034	1,938,000	1,972,865
Loews Corp.:
3.20%, 5/15/2030 (a)	829,000	787,807
4.94%, 4/1/2036	1,917,000	1,873,312
6.00%, 2/1/2035	1,534,000	1,622,773
Manulife Financial Corp.:
2.48%, 5/19/2027 (a)	1,137,000	1,113,384
3.70%, 3/16/2032	1,776,000	1,682,547
4.99%, 12/11/2035	1,954,000	1,911,618
Markel Group, Inc.:
3.35%, 9/17/2029	1,648,000	1,579,262
3.50%, 11/1/2027	1,281,000	1,261,068
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,391,000	1,258,048
2.38%, 12/15/2031 (a)	1,660,000	1,475,242
4.38%, 3/15/2029	2,633,000	2,637,660
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 11/8/2027	$1,295,000	$1,301,061
4.65%, 3/15/2030 (a)	1,477,000	1,487,561
4.85%, 11/15/2031	1,800,000	1,814,616
4.95%, 3/15/2036	1,687,000	1,670,687
5.00%, 3/15/2035	3,454,000	3,440,564
5.15%, 3/15/2034	1,855,000	1,875,553
5.40%, 9/15/2033	1,270,000	1,311,262
5.75%, 11/1/2032	1,576,000	1,660,332
5.88%, 8/1/2033	276,000	293,432
MetLife, Inc.:
4.55%, 3/23/2030 (a)	1,980,000	1,991,385
5.30%, 12/15/2034 (a)	784,000	802,220
5.38%, 7/15/2033 (a)	1,845,000	1,906,992
5.70%, 6/15/2035 (a)	1,561,000	1,634,804
6.38%, 6/15/2034	2,537,000	2,767,309
6.50%, 12/15/2032	2,883,000	3,155,818
MGIC Investment Corp. 5.25%, 8/15/2028	1,766,000	1,763,492
NMI Holdings, Inc. 6.00%, 8/15/2029	1,092,000	1,115,915
Old Republic International Corp. 5.75%, 3/28/2034	1,160,000	1,184,743
PartnerRe Finance B LLC:
3.70%, 7/2/2029	22,000	21,395
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	2,812,000	2,692,153
Primerica, Inc. 2.80%, 11/19/2031	1,332,000	1,191,927
Principal Financial Group, Inc.:
2.13%, 6/15/2030	796,000	719,242
3.70%, 5/15/2029	1,776,000	1,732,666
5.38%, 3/15/2033	688,000	702,861
Progressive Corp.:
3.00%, 3/15/2032	197,000	179,865
3.20%, 3/26/2030	246,000	235,269
4.60%, 3/26/2031	1,785,000	1,788,659
4.95%, 6/15/2033 (a)	1,155,000	1,171,193
5.15%, 3/26/2036	1,360,000	1,363,346
6.25%, 12/1/2032 (a)	1,346,000	1,465,471
6.63%, 3/1/2029 (a)	1,470,000	1,568,034
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	2,681,000	2,433,383
Series MTN, 3.88%, 3/27/2028	440,000	437,272
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	1,897,000	1,849,271
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	5,051,000	4,806,229
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (c)	1,618,000	1,600,364
Series B, 5.75%, 7/15/2033	838,000	887,098
Security Description	Principal Amount	Value
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	$3,127,000	$3,132,629
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	5,638,000	5,838,656
Prudential Funding Asia PLC 3.63%, 3/24/2032	1,929,000	1,822,403
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,536,000	1,435,453
3.90%, 5/15/2029	2,276,000	2,225,291
5.75%, 9/15/2034	1,260,000	1,280,286
6.00%, 9/15/2033	304,000	315,792
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (a) (c)	350,000	348,330
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	90,000	89,004
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	1,829,000	1,878,511
5.80%, 4/1/2035	1,465,000	1,494,344
SiriusPoint Ltd. 7.00%, 4/5/2029	650,000	677,605
Stewart Information Services Corp. 3.60%, 11/15/2031	1,815,000	1,605,640
Travelers Cos., Inc. 5.05%, 7/24/2035	1,691,000	1,693,181
Travelers Property Casualty Corp. 6.38%, 3/15/2033	1,585,000	1,761,189
Unum Group:
4.00%, 6/15/2029	1,755,000	1,720,813
5.25%, 12/15/2035	800,000	781,416
Willis North America, Inc.:
2.95%, 9/15/2029	1,270,000	1,202,576
4.50%, 9/15/2028	1,619,000	1,617,462
4.55%, 3/15/2031	2,704,000	2,667,983
4.65%, 6/15/2027	1,909,000	1,912,360
5.35%, 5/15/2033 (a)	1,391,000	1,405,912
		276,374,960
INTERNET — 2.7%
Airbnb, Inc.:
4.40%, 3/16/2029	4,895,000	4,888,196
4.65%, 3/16/2031	3,682,000	3,675,372
5.25%, 3/16/2036	1,432,000	1,430,768
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	4,068,000	3,672,997
3.40%, 12/6/2027 (a)	6,306,000	6,228,562
4.50%, 11/28/2034	905,000	884,122
4.88%, 5/26/2030 (a)	2,341,000	2,392,057
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	625,000	599,825
1.10%, 8/15/2030 (a)	3,608,000	3,173,741
3.70%, 2/15/2029 (a)	7,992,000	7,923,509
4.10%, 11/15/2030	4,415,000	4,383,477
4.10%, 2/15/2031	5,281,000	5,243,346
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 11/15/2032	$2,154,000	$2,140,990
4.40%, 2/15/2033	13,064,000	12,896,650
4.50%, 5/15/2035 (a)	2,340,000	2,301,039
4.70%, 11/15/2035	6,713,000	6,634,525
4.80%, 2/15/2036	3,374,000	3,358,041
Amazon.com, Inc.:
1.20%, 6/3/2027	1,726,000	1,671,096
1.50%, 6/3/2030	3,727,000	3,333,093
1.65%, 5/12/2028	4,275,000	4,068,176
2.10%, 5/12/2031 (a)	5,473,000	4,901,783
3.15%, 8/22/2027	8,367,000	8,266,094
3.30%, 4/13/2027	4,816,000	4,781,855
3.45%, 4/13/2029	2,248,000	2,203,512
3.60%, 4/13/2032	5,529,000	5,266,815
3.85%, 3/13/2028	13,367,000	13,312,596
3.90%, 11/20/2028	2,000,000	1,990,720
4.00%, 3/13/2029	4,931,000	4,905,112
4.10%, 11/20/2030	3,862,000	3,817,162
4.25%, 3/13/2031	8,156,000	8,093,933
4.35%, 3/20/2033	1,586,000	1,556,532
4.55%, 12/1/2027	3,665,000	3,697,069
4.55%, 3/13/2033	15,301,000	15,153,039
4.65%, 12/1/2029	1,275,000	1,293,768
4.65%, 11/20/2035	6,216,000	6,086,832
4.70%, 12/1/2032 (a)	3,539,000	3,576,867
4.80%, 12/5/2034 (a)	2,569,000	2,595,512
4.88%, 3/13/2036	13,012,000	12,890,728
AppLovin Corp.:
5.13%, 12/1/2029	2,029,000	2,038,983
5.38%, 12/1/2031	1,742,000	1,758,410
5.50%, 12/1/2034	1,801,000	1,786,142
Baidu, Inc.:
2.38%, 10/9/2030	1,650,000	1,518,858
2.38%, 8/23/2031 (a)	1,196,000	1,077,967
3.63%, 7/6/2027 (a)	1,368,000	1,357,056
4.38%, 3/29/2028 (a)	1,476,000	1,478,553
4.88%, 11/14/2028	677,000	686,038
Booking Holdings, Inc. 3.55%, 3/15/2028	1,776,000	1,754,209
eBay, Inc.:
2.60%, 5/10/2031 (a)	1,393,000	1,257,336
2.70%, 3/11/2030	1,808,000	1,684,044
4.25%, 3/6/2029	2,070,000	2,060,002
5.13%, 11/6/2035 (a)	1,862,000	1,836,453
6.30%, 11/22/2032 (a)	1,200,000	1,293,216
Expedia Group, Inc.:
2.95%, 3/15/2031	1,873,000	1,716,754
3.25%, 2/15/2030 (a)	2,251,000	2,128,906
3.80%, 2/15/2028	813,000	802,228
4.63%, 8/1/2027	1,997,000	1,998,737
5.40%, 2/15/2035 (a)	1,407,000	1,395,674
JD.com, Inc. 3.38%, 1/14/2030	1,017,000	983,205
Meta Platforms, Inc.:
3.50%, 8/15/2027 (a)	5,065,000	5,031,622
Security Description	Principal Amount	Value
3.85%, 8/15/2032 (a)	$4,755,000	$4,535,509
4.20%, 11/15/2030	7,783,000	7,702,757
4.30%, 8/15/2029 (a)	1,098,000	1,101,722
4.55%, 8/15/2031	1,568,000	1,575,871
4.60%, 5/15/2028	3,062,000	3,095,498
4.60%, 11/15/2032	7,477,000	7,399,389
4.75%, 8/15/2034 (a)	6,422,000	6,346,798
4.80%, 5/15/2030	1,336,000	1,356,868
4.88%, 11/15/2035	13,150,000	12,897,652
4.95%, 5/15/2033 (a)	3,104,000	3,128,180
Netflix, Inc.:
4.88%, 4/15/2028 (a)	2,577,000	2,610,372
4.90%, 8/15/2034 (a)	1,248,000	1,257,597
5.88%, 11/15/2028	3,616,000	3,762,846
6.38%, 5/15/2029 (a)	2,125,000	2,252,054
Tencent Music Entertainment Group 2.00%, 9/3/2030	1,380,000	1,244,884
Uber Technologies, Inc.:
4.15%, 1/15/2031	1,917,000	1,874,462
4.30%, 1/15/2030	2,287,000	2,267,126
4.80%, 9/15/2034 (a)	1,725,000	1,687,102
4.80%, 9/15/2035 (a)	2,354,000	2,286,158
VeriSign, Inc.:
2.70%, 6/15/2031	1,807,000	1,616,867
5.25%, 6/1/2032	1,212,000	1,222,290
Weibo Corp. 3.38%, 7/8/2030 (a)	1,533,000	1,441,066
		293,596,972
INVESTMENT COMPANY SECURITIES — 1.4%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	795,000	785,396
5.70%, 1/23/2031 (b)	780,000	762,341
5.88%, 8/30/2030	1,982,000	1,949,892
6.55%, 3/15/2032	1,694,000	1,700,217
6.70%, 7/29/2031 (a)	1,491,000	1,510,577
6.90%, 4/13/2029	1,528,000	1,563,526
ARES Capital Corp.:
2.88%, 6/15/2027	356,000	346,840
2.88%, 6/15/2028	300,000	283,794
3.20%, 11/15/2031 (a)	2,286,000	1,980,910
5.10%, 1/15/2031 (a)	1,871,000	1,799,359
5.25%, 4/12/2031	1,832,000	1,771,068
5.50%, 9/1/2030	1,847,000	1,814,345
5.80%, 3/8/2032 (a)	1,909,000	1,882,637
5.88%, 3/1/2029	1,145,000	1,153,358
5.95%, 7/15/2029	780,000	784,313
ARES Strategic Income Fund:
4.85%, 1/15/2029 (b)	1,929,000	1,870,204
5.15%, 1/15/2031 (b)	1,822,000	1,720,496
5.45%, 9/9/2028 (b)	1,237,000	1,223,974
5.55%, 4/15/2031 (b)	790,000	757,160
5.60%, 2/15/2030 (a)	1,703,000	1,658,620
5.70%, 3/15/2028	1,547,000	1,545,685
5.80%, 9/9/2030 (b)	1,662,000	1,618,256
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 3/21/2032 (a)	$1,320,000	$1,294,260
6.35%, 8/15/2029 (a)	1,388,000	1,395,107
Bain Capital Specialty Finance, Inc.:
5.95%, 3/15/2030 (a)	817,000	790,848
5.95%, 3/1/2031	1,777,000	1,700,500
Barings BDC, Inc.:
5.20%, 9/15/2028 (a)	1,488,000	1,454,148
7.00%, 2/15/2029 (a)	1,129,000	1,136,451
Barings Private Credit Corp.:
5.75%, 2/6/2029 (a) (b)	750,000	733,448
6.15%, 6/11/2030 (a) (b)	1,745,000	1,689,212
Blackstone Private Credit Fund:
4.00%, 1/15/2029	500,000	470,320
4.95%, 9/26/2027	50,000	49,406
5.05%, 9/10/2030 (a)	1,966,000	1,855,550
5.25%, 4/1/2030	1,949,000	1,860,282
5.35%, 3/12/2031	1,627,000	1,546,106
5.95%, 7/16/2029	1,927,000	1,898,827
6.00%, 1/29/2032	1,773,000	1,719,455
6.00%, 11/22/2034 (a)	1,489,000	1,392,662
6.25%, 1/25/2031	1,887,000	1,864,639
7.30%, 11/27/2028	1,722,000	1,760,883
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	500,000	465,130
5.13%, 1/31/2031 (a)	393,000	376,667
5.25%, 9/4/2029	3,044,000	2,983,394
5.30%, 6/30/2030 (a)	1,116,000	1,079,864
5.35%, 4/13/2028	1,202,000	1,194,379
Blue Owl Capital Corp.:
2.88%, 6/11/2028	1,765,000	1,640,956
5.95%, 3/15/2029 (a)	1,822,000	1,801,029
6.20%, 7/15/2030 (a)	1,617,000	1,595,106
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	1,795,000	1,733,162
6.60%, 9/15/2029 (a)	1,898,000	1,889,725
6.65%, 3/15/2031 (a)	1,770,000	1,747,132
7.75%, 9/16/2027	1,636,000	1,659,984
7.75%, 1/15/2029	1,668,000	1,704,679
7.95%, 6/13/2028 (a)	862,000	883,826
Blue Owl Technology Finance Corp.:
6.10%, 3/15/2028 (a)	1,640,000	1,622,009
6.13%, 1/23/2031 (a)	675,000	635,668
6.75%, 4/4/2029 (a)	1,475,000	1,451,680
Capital Southwest Corp. 5.95%, 9/18/2030 (a)	1,376,000	1,350,351
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031	1,850,000	1,745,234
6.75%, 2/18/2030 (a)	1,581,000	1,567,878
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (b)	1,743,000	1,659,841
7.20%, 6/15/2029	1,686,000	1,696,352
Security Description	Principal Amount	Value
Goldman Sachs BDC, Inc.:
5.10%, 1/28/2029	$1,727,000	$1,678,523
5.65%, 9/9/2030 (a)	1,115,000	1,072,552
Goldman Sachs Private Credit Corp.:
5.05%, 2/23/2028 (b)	795,000	784,101
5.38%, 1/31/2029 (a) (b)	1,651,000	1,622,950
5.88%, 1/31/2031 (a) (b)	1,540,000	1,495,232
6.25%, 5/6/2030 (b)	1,737,000	1,717,059
Golub Capital BDC, Inc.:
6.00%, 7/15/2029 (a)	957,000	954,196
7.05%, 12/5/2028	1,247,000	1,277,726
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (b)	1,749,000	1,725,808
5.60%, 4/15/2031 (b)	1,327,000	1,266,648
5.80%, 9/12/2029	1,657,000	1,629,146
5.88%, 5/1/2030	1,136,000	1,114,995
HA Sustainable Infrastructure Capital, Inc.:
6.00%, 3/15/2036	947,000	917,321
6.15%, 1/15/2031 (a)	929,000	945,425
6.38%, 7/1/2034	1,234,000	1,241,367
6.75%, 7/15/2035	1,792,000	1,838,897
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (b)	1,561,000	1,520,539
5.15%, 4/2/2029 (b)	1,722,000	1,673,250
5.30%, 6/5/2027 (b)	500,000	497,680
5.45%, 11/15/2030 (b)	1,769,000	1,692,013
5.65%, 4/2/2031 (b)	1,807,000	1,733,527
5.85%, 6/5/2030 (b)	1,033,000	1,007,547
5.95%, 4/14/2032	1,665,000	1,609,106
6.25%, 9/30/2029	110,000	109,860
6.75%, 1/30/2029	1,262,000	1,279,188
Main Street Capital Corp.:
5.40%, 8/15/2028	1,351,000	1,342,475
6.95%, 3/1/2029 (a)	833,000	857,115
Morgan Stanley Direct Lending Fund 6.00%, 5/19/2030	1,381,000	1,357,551
MSD Investment Corp.:
6.13%, 2/5/2031 (b)	1,248,000	1,209,587
6.25%, 5/31/2030	1,160,000	1,135,512
New Mountain Finance Corp.:
6.20%, 10/15/2027 (a)	1,670,000	1,664,105
6.88%, 2/1/2029 (a)	1,649,000	1,643,163
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (a) (b)	1,248,000	1,215,764
5.75%, 2/1/2030 (a)	1,672,000	1,604,150
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030	7,038,000	6,992,323
Oaktree Specialty Lending Corp.:
6.34%, 2/27/2030 (a)	594,000	578,996
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
7.10%, 2/15/2029	$597,000	$600,361
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a)	1,195,000	1,168,101
8.40%, 11/14/2028	2,162,000	2,269,127
Sixth Street Lending Partners:
5.75%, 1/15/2030 (a)	1,276,000	1,255,750
6.13%, 7/15/2030 (a)	1,717,000	1,708,707
6.50%, 3/11/2029	1,722,000	1,745,454
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030 (a)	756,000	741,515
6.13%, 3/1/2029 (a)	965,000	973,328
6.95%, 8/14/2028	1,480,000	1,513,685
		151,560,543
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	1,441,000	1,435,438
6.00%, 6/17/2034 (a)	1,828,000	1,924,847
6.55%, 11/29/2027	2,112,000	2,176,712
6.80%, 11/29/2032 (a)	1,586,000	1,750,801
Gerdau Trade, Inc. 5.75%, 6/9/2035	1,299,000	1,315,341
Nucor Corp.:
2.70%, 6/1/2030	790,000	737,062
3.13%, 4/1/2032	854,000	786,286
3.95%, 5/1/2028 (a)	865,000	859,170
4.30%, 5/23/2027	1,684,000	1,686,610
4.65%, 6/1/2030 (a)	1,561,000	1,573,301
Reliance, Inc. 2.15%, 8/15/2030	1,119,000	1,004,952
Steel Dynamics, Inc.:
1.65%, 10/15/2027	1,105,000	1,060,745
3.45%, 4/15/2030	1,623,000	1,551,896
4.00%, 12/15/2028	1,415,000	1,400,977
5.25%, 5/15/2035 (a)	905,000	905,950
5.38%, 8/15/2034	1,591,000	1,604,969
Vale Overseas Ltd.:
3.75%, 7/8/2030	1,772,000	1,685,491
6.13%, 6/12/2033	2,612,000	2,714,626
8.25%, 1/17/2034	2,200,000	2,567,796
		28,742,970
IT SERVICES — 1.1%
Accenture Capital, Inc.:
3.90%, 10/4/2027	1,423,000	1,420,709
4.05%, 10/4/2029	4,175,000	4,144,397
4.25%, 10/4/2031	1,910,000	1,887,347
4.50%, 10/4/2034 (a)	2,142,000	2,071,935
Apple, Inc.:
4.00%, 5/10/2028 (a)	2,356,000	2,359,086
4.00%, 5/12/2028	12,458,000	12,467,468
4.15%, 5/10/2030 (a)	944,000	946,247
4.20%, 5/12/2030 (a)	1,293,000	1,299,310
4.30%, 5/10/2033 (a)	1,674,000	1,677,767
4.50%, 5/12/2032 (a)	1,633,000	1,655,470
Security Description	Principal Amount	Value
4.75%, 5/12/2035 (a)	$1,463,000	$1,485,208
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	177,000	180,641
5.95%, 4/15/2035 (a)	1,337,000	1,347,335
CGI, Inc. 4.95%, 3/14/2030	1,335,000	1,340,260
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029	3,166,000	3,137,506
4.35%, 2/1/2030	1,756,000	1,737,703
4.50%, 2/15/2031	3,403,000	3,357,332
4.75%, 10/6/2032	2,389,000	2,354,145
4.85%, 2/1/2035 (a)	780,000	754,369
5.00%, 4/1/2030 (a)	1,637,000	1,656,660
5.10%, 2/15/2036 (a)	651,000	636,392
5.30%, 4/1/2032	1,536,000	1,560,238
5.40%, 4/15/2034 (a)	1,537,000	1,550,710
5.50%, 4/1/2035	1,712,000	1,732,869
Gartner, Inc.:
4.95%, 3/20/2031	1,267,000	1,235,591
5.60%, 11/20/2035 (a)	1,430,000	1,353,552
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,711,000	1,762,501
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/2030	1,606,000	1,575,117
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	1,278,000	1,270,754
4.40%, 9/25/2027	2,335,000	2,331,684
4.40%, 10/15/2030	1,921,000	1,884,808
4.50%, 3/23/2028	1,490,000	1,490,149
4.55%, 10/15/2029	4,467,000	4,444,397
4.60%, 3/23/2029	1,065,000	1,063,466
4.85%, 10/15/2031	2,466,000	2,448,960
5.00%, 10/15/2034 (a)	3,613,000	3,495,036
5.25%, 7/1/2028	1,795,000	1,822,697
5.25%, 4/1/2033	3,041,000	3,022,724
HP, Inc.:
5.40%, 4/25/2030	1,693,000	1,728,350
6.10%, 4/25/2035	1,838,000	1,910,105
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2029	1,390,000	1,398,423
4.75%, 2/5/2031 (a)	1,538,000	1,539,415
4.90%, 2/5/2034 (a)	1,427,000	1,408,121
International Business Machines Corp.:
4.00%, 2/3/2029	1,548,000	1,532,040
4.30%, 2/3/2031	5,945,000	5,857,668
4.60%, 2/3/2033	1,947,000	1,909,968
4.80%, 2/10/2030	1,347,000	1,361,049
4.95%, 2/3/2036	1,347,000	1,312,342
5.00%, 2/10/2032 (a)	1,659,000	1,672,869
5.20%, 2/10/2035 (a)	1,767,000	1,775,252
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	$1,872,000	$1,737,703
Leidos, Inc.:
4.10%, 3/15/2029	4,187,000	4,142,534
5.00%, 3/15/2036 (a)	1,047,000	1,012,124
5.40%, 3/15/2032	1,693,000	1,724,185
5.50%, 3/15/2035 (a)	1,497,000	1,520,248
NetApp, Inc.:
5.50%, 3/17/2032	1,635,000	1,671,052
5.70%, 3/17/2035	1,206,000	1,228,263
		118,404,251
LEISURE TIME — 0.2%
Brunswick Corp.:
2.40%, 8/18/2031	1,790,000	1,551,304
4.40%, 9/15/2032 (a)	1,730,000	1,630,404
5.85%, 3/18/2029 (a)	1,583,000	1,618,839
Polaris, Inc.:
5.60%, 3/1/2031	5,877,000	5,825,400
6.95%, 3/15/2029 (a)	1,623,000	1,700,985
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028 (a)	1,410,000	1,387,750
4.75%, 5/15/2033	3,014,000	2,910,107
7.50%, 10/15/2027	1,707,000	1,779,701
		18,404,490
LODGING — 0.5%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,278,000	1,224,311
3.70%, 1/15/2031	1,799,000	1,687,408
5.85%, 8/1/2034 (a)	1,236,000	1,244,331
Hyatt Hotels Corp.:
4.38%, 9/15/2028	767,000	761,363
5.38%, 12/15/2031 (a)	1,288,000	1,305,890
5.40%, 12/15/2035 (a)	905,000	886,619
5.50%, 6/30/2034 (a)	1,171,000	1,182,780
5.75%, 4/23/2030	1,773,000	1,825,091
5.75%, 3/30/2032	1,639,000	1,683,286
Las Vegas Sands Corp.:
3.90%, 8/8/2029	1,892,000	1,825,364
5.63%, 6/15/2028	1,942,000	1,966,955
5.90%, 6/1/2027	769,000	779,151
6.00%, 8/15/2029	794,000	816,161
6.00%, 6/14/2030	1,790,000	1,841,284
6.20%, 8/15/2034	1,900,000	1,950,160
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	1,620,000	1,400,360
Series HH, 2.85%, 4/15/2031	2,514,000	2,302,397
Series GG, 3.50%, 10/15/2032	1,798,000	1,652,200
Series X, 4.00%, 4/15/2028	1,152,000	1,143,187
4.50%, 10/15/2031 (a)	1,618,000	1,598,940
4.50%, 5/1/2033	780,000	752,895
Security Description	Principal Amount	Value
Series FF, 4.63%, 6/15/2030	$1,724,000	$1,724,948
Series AA, 4.65%, 12/1/2028	1,546,000	1,553,977
4.80%, 3/15/2030	1,071,000	1,080,104
4.88%, 5/15/2029	1,678,000	1,696,089
4.90%, 4/15/2029	2,296,000	2,321,830
5.00%, 10/15/2027	974,000	982,893
5.10%, 4/15/2032	1,612,000	1,637,856
5.25%, 10/15/2035 (a)	1,835,000	1,824,485
5.30%, 5/15/2034 (a)	986,000	994,825
5.35%, 3/15/2035	243,000	244,465
5.55%, 10/15/2028	136,000	139,556
Sands China Ltd.:
2.85%, 3/8/2029	1,901,000	1,789,525
3.25%, 8/8/2031	1,242,000	1,120,172
4.38%, 6/18/2030 (a)	1,159,000	1,117,218
5.40%, 8/8/2028	3,555,000	3,574,944
		51,633,020
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	1,378,000	1,321,874
3.70%, 1/10/2028	1,775,000	1,765,486
3.75%, 2/23/2029	762,000	752,422
3.95%, 11/14/2028	1,515,000	1,507,198
Series K, 4.10%, 8/15/2028	1,957,000	1,955,043
4.15%, 1/8/2031	1,507,000	1,492,623
4.38%, 8/16/2029 (a)	1,351,000	1,356,201
4.40%, 10/15/2027	1,800,000	1,808,424
4.40%, 3/3/2028	1,772,000	1,780,949
4.60%, 11/15/2027	1,459,000	1,471,825
4.70%, 11/15/2029 (a)	1,435,000	1,455,434
4.80%, 1/8/2030	1,220,000	1,248,353
4.85%, 2/27/2029	1,745,000	1,776,358
5.00%, 5/14/2027	4,451,000	4,495,020
Caterpillar, Inc.:
1.90%, 3/12/2031	508,000	452,674
2.60%, 9/19/2029 (a)	58,000	55,010
2.60%, 4/9/2030 (a)	1,808,000	1,696,067
5.20%, 5/15/2035 (a)	2,819,000	2,886,233
Eaton Capital ULC 4.45%, 5/9/2030	1,746,000	1,746,070
GE Vernova, Inc.:
4.25%, 2/4/2031	1,737,000	1,715,583
4.88%, 2/4/2036	1,177,000	1,166,430
Oshkosh Corp.:
3.10%, 3/1/2030	457,000	429,210
4.60%, 5/15/2028	1,678,000	1,678,000
Vertiv Holdings Co. 4.85%, 3/15/2036 (a)	827,000	804,067
		36,816,554
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.1%
AGCO Corp. 5.80%, 3/21/2034	$1,966,000	$2,009,901
CNH Industrial Capital LLC:
4.38%, 3/7/2031	1,777,000	1,735,560
4.50%, 10/8/2027	1,772,000	1,771,522
4.50%, 10/16/2030 (a)	1,850,000	1,827,522
4.55%, 4/10/2028	1,880,000	1,880,564
4.75%, 3/21/2028	1,243,000	1,249,725
5.50%, 1/12/2029	270,000	276,728
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	1,524,000	1,509,933
Deere & Co.:
3.10%, 4/15/2030	741,000	707,596
5.38%, 10/16/2029	1,011,000	1,049,317
5.45%, 1/16/2035	2,327,000	2,415,822
7.13%, 3/3/2031	1,034,000	1,156,705
Deere Funding Canada Corp. 4.15%, 10/9/2030	1,446,000	1,427,144
Dover Corp.:
2.95%, 11/4/2029 (a)	1,790,000	1,698,191
5.38%, 10/15/2035	100,000	104,065
Flowserve Corp.:
2.80%, 1/15/2032	1,696,000	1,496,923
3.50%, 10/1/2030	1,119,000	1,052,979
IDEX Corp.:
2.63%, 6/15/2031	1,088,000	980,604
3.00%, 5/1/2030	1,263,000	1,187,321
4.95%, 9/1/2029	400,000	404,392
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	1,488,000	1,523,236
5.20%, 6/15/2027	1,111,000	1,120,866
5.31%, 6/15/2031 (a)	1,138,000	1,167,918
5.40%, 8/14/2028	1,231,000	1,258,981
5.45%, 6/15/2034	2,017,000	2,058,550
5.70%, 8/14/2033	851,000	883,857
John Deere Capital Corp.:
1.45%, 1/15/2031	952,000	835,751
Series MTN, 1.50%, 3/6/2028	1,416,000	1,349,958
Series MTN, 2.45%, 1/9/2030 (a)	1,362,000	1,280,198
Series MTN, 2.80%, 9/8/2027	1,804,000	1,771,600
Series MTN, 2.80%, 7/18/2029	1,386,000	1,324,974
Series MTN, 3.05%, 1/6/2028	1,320,000	1,297,732
Series MTN, 3.35%, 4/18/2029	1,589,000	1,548,401
Series MTN, 3.45%, 3/7/2029	1,677,000	1,645,187
Series I, 3.90%, 3/9/2029	1,957,000	1,942,538
Series MTN, 3.90%, 6/7/2032 (a)	1,802,000	1,744,696
Security Description	Principal Amount	Value
Series MTN, 4.15%, 9/15/2027	$1,759,000	$1,762,149
4.20%, 7/15/2027 (a)	1,076,000	1,079,325
Series I, 4.20%, 3/10/2031	1,487,000	1,472,264
Series I, 4.25%, 6/5/2028 (a)	1,837,000	1,843,907
Series MTN, 4.35%, 9/15/2032 (a)	1,293,000	1,281,790
Series MTN, 4.38%, 10/15/2030	1,483,000	1,480,538
4.40%, 9/8/2031	2,226,000	2,221,437
4.50%, 1/16/2029	1,881,000	1,898,587
Series I, 4.55%, 6/5/2030 (a)	1,031,000	1,037,753
4.65%, 1/7/2028	1,444,000	1,457,198
Series MTN, 4.70%, 6/10/2030	1,443,000	1,462,567
Series MTN, 4.75%, 1/20/2028 (a)	1,958,000	1,984,453
Series MTN, 4.85%, 6/11/2029	1,827,000	1,860,050
Series MTN, 4.85%, 10/11/2029 (a)	801,000	822,411
Series MTN, 4.90%, 6/11/2027 (a)	1,722,000	1,738,686
Series MTN, 4.90%, 3/7/2031	1,889,000	1,928,216
Series MTN, 4.95%, 7/14/2028	2,356,000	2,401,730
Series MTN, 5.05%, 6/12/2034 (a)	1,753,000	1,778,699
Series MTN, 5.10%, 4/11/2034	1,026,000	1,043,965
Series I, 5.15%, 9/8/2033 (a)	2,121,000	2,186,687
Nordson Corp.:
5.60%, 9/15/2028	1,257,000	1,285,308
5.80%, 9/15/2033	1,284,000	1,334,641
nVent Finance SARL:
2.75%, 11/15/2031	1,699,000	1,508,304
4.55%, 4/15/2028	821,000	819,103
5.65%, 5/15/2033	1,401,000	1,438,911
Otis Worldwide Corp.:
2.29%, 4/5/2027 (a)	345,000	338,207
5.13%, 11/19/2031	1,666,000	1,702,869
5.13%, 9/4/2035 (a)	916,000	913,133
5.25%, 8/16/2028 (a)	3,616,000	3,690,345
Regal Rexnord Corp.:
6.05%, 4/15/2028	1,859,000	1,906,739
6.30%, 2/15/2030	1,917,000	2,008,882
6.40%, 4/15/2033	5,641,000	5,957,911
Rockwell Automation, Inc.:
1.75%, 8/15/2031	1,717,000	1,491,833
3.50%, 3/1/2029	1,034,000	1,014,189
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	$2,156,000	$2,161,972
4.90%, 5/29/2030	1,054,000	1,065,056
5.50%, 5/29/2035 (a)	1,107,000	1,131,719
5.61%, 3/11/2034	1,452,000	1,494,050
Xylem, Inc.:
1.95%, 1/30/2028	1,270,000	1,218,489
2.25%, 1/30/2031 (a)	200,000	180,054
		114,101,084
MEDIA — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	1,599,000	1,494,074
2.30%, 2/1/2032 (a)	1,910,000	1,636,985
2.80%, 4/1/2031	2,378,000	2,134,231
3.75%, 2/15/2028	1,854,000	1,821,425
4.20%, 3/15/2028	7,107,000	7,040,194
4.40%, 4/1/2033	1,720,000	1,606,222
5.05%, 3/30/2029	9,403,000	9,450,109
5.85%, 12/1/2035	2,652,000	2,606,280
6.10%, 6/1/2029	2,658,000	2,752,864
6.38%, 10/23/2035	3,403,000	3,464,254
6.55%, 6/1/2034	5,276,000	5,474,114
6.65%, 2/1/2034	7,496,000	7,816,229
Comcast Corp.:
1.50%, 2/15/2031 (a)	3,402,000	2,948,275
1.95%, 1/15/2031	6,620,000	5,874,720
2.65%, 2/1/2030	2,962,000	2,774,061
3.15%, 2/15/2028	2,287,000	2,243,753
3.30%, 4/1/2027	1,331,000	1,317,544
3.40%, 4/1/2030	2,855,000	2,741,400
3.55%, 5/1/2028	1,150,000	1,133,417
4.15%, 10/15/2028	6,277,000	6,252,331
4.20%, 8/15/2034	877,000	825,406
4.25%, 10/15/2030	2,234,000	2,209,337
4.25%, 1/15/2033 (a)	3,100,000	2,994,569
4.55%, 1/15/2029	3,362,000	3,387,686
4.65%, 2/15/2033 (a)	1,518,000	1,502,987
4.80%, 5/15/2033 (a)	1,722,000	1,714,148
4.95%, 5/15/2032	1,047,000	1,057,407
5.10%, 6/1/2029 (a)	1,777,000	1,818,866
5.30%, 6/1/2034 (a)	1,664,000	1,688,611
5.30%, 5/15/2035 (a)	6,676,000	6,794,232
5.50%, 11/15/2032 (a)	1,697,000	1,764,456
7.05%, 3/15/2033	3,553,000	3,993,856
FactSet Research Systems, Inc. 3.45%, 3/1/2032 (a)	1,839,000	1,661,794
Fox Corp.:
4.71%, 1/25/2029	8,024,000	8,048,794
6.50%, 10/13/2033	1,931,000	2,071,229
Security Description	Principal Amount	Value
TCI Communications, Inc. 7.13%, 2/15/2028	$2,530,000	$2,656,348
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,774,000	2,010,190
TWDC Enterprises 18 Corp.:
Series MTN, 2.95%, 6/15/2027	1,039,000	1,025,961
Series B, 7.00%, 3/1/2032	1,311,000	1,468,412
Walt Disney Co.:
2.00%, 9/1/2029	2,494,000	2,321,764
2.20%, 1/13/2028 (a)	1,054,000	1,021,368
2.65%, 1/13/2031	3,582,000	3,324,275
3.75%, 3/14/2029	9,078,000	8,972,241
3.80%, 3/22/2030	2,071,000	2,033,432
4.00%, 3/14/2031	2,567,000	2,526,441
4.63%, 3/14/2036 (a)	1,507,000	1,465,527
6.20%, 12/15/2034 (a)	1,020,000	1,123,765
6.55%, 3/15/2033	725,000	806,497
		144,872,081
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co.:
4.13%, 4/1/2032	1,666,000	1,572,837
4.50%, 12/15/2028	1,748,000	1,744,347
		3,317,184
MINING — 0.6%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,876,000	1,814,955
3.75%, 10/1/2030	1,876,000	1,800,622
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028 (a)	965,000	974,003
4.90%, 2/28/2033	1,790,000	1,796,838
5.00%, 2/21/2030	1,044,000	1,063,773
5.10%, 9/8/2028 (a)	1,529,000	1,557,027
5.13%, 2/21/2032	1,799,000	1,834,656
5.25%, 9/8/2030	372,000	382,769
5.25%, 9/8/2033	4,464,000	4,560,378
5.30%, 2/21/2035	3,105,000	3,161,294
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,633,000	1,620,883
4.25%, 3/1/2030 (a)	1,270,000	1,246,238
4.38%, 8/1/2028	1,390,000	1,381,702
4.63%, 8/1/2030	415,000	412,589
5.00%, 9/1/2027	1,201,000	1,201,108
5.40%, 11/14/2034	988,000	1,002,899
Kinross Gold Corp. 6.25%, 7/15/2033	993,000	1,058,449
Newmont Corp.:
2.60%, 7/15/2032 (a)	345,000	312,208
5.88%, 4/1/2035	1,480,000	1,566,639
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	611,000	588,521
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 3/15/2034 (a)	$2,183,000	$2,245,652
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	1,009,000	1,053,164
6.13%, 12/15/2033	1,190,000	1,277,441
7.25%, 3/15/2031	9,424,000	10,523,781
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	4,552,000	4,830,810
Rio Tinto Finance USA PLC:
4.50%, 3/14/2028	1,470,000	1,477,424
4.88%, 3/14/2030	3,082,000	3,129,247
5.00%, 3/14/2032 (a)	2,292,000	2,337,794
5.00%, 3/9/2033 (a)	1,342,000	1,363,660
5.25%, 3/14/2035	2,963,000	3,007,652
Southern Copper Corp. 7.50%, 7/27/2035	1,207,000	1,377,163
Yamana Gold, Inc. 2.63%, 8/15/2031	1,641,000	1,456,010
		63,417,349
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.38%, 8/26/2029	1,801,000	1,688,744
2.88%, 10/15/2027	1,778,000	1,743,116
3.05%, 4/15/2030	1,659,000	1,572,068
Series MTN, 3.38%, 3/1/2029	1,490,000	1,448,459
Series MTN, 3.63%, 9/14/2028	584,000	575,742
4.80%, 3/15/2030	1,813,000	1,831,130
5.15%, 3/15/2035 (a)	1,085,000	1,093,919
Eaton Corp.:
3.85%, 3/6/2028	8,894,000	8,832,454
3.95%, 3/6/2029	3,054,000	3,023,399
4.00%, 11/2/2032 (a)	1,219,000	1,180,333
4.15%, 3/15/2033 (a)	1,893,000	1,839,920
4.20%, 3/6/2031	5,102,000	5,030,521
4.35%, 5/18/2028	1,506,000	1,509,042
4.50%, 3/6/2033	952,000	938,615
4.80%, 3/6/2036	1,987,000	1,961,785
Parker-Hannifin Corp.:
3.25%, 6/14/2029	1,791,000	1,736,016
Series MTN, 4.20%, 11/21/2034	1,506,000	1,441,769
4.25%, 9/15/2027	2,502,000	2,501,575
4.50%, 9/15/2029	1,375,000	1,382,521
Pentair Finance SARL:
4.50%, 7/1/2029	1,965,000	1,953,839
5.90%, 7/15/2032	1,690,000	1,768,737
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	344,000	330,099
2.75%, 4/1/2031	1,986,000	1,816,018
Textron, Inc.:
2.45%, 3/15/2031 (a)	591,000	532,591
3.38%, 3/1/2028	1,432,000	1,406,095
6.10%, 11/15/2033	2,289,000	2,414,140
		51,552,647
Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	$967,000	$920,720
3.28%, 12/1/2028	1,524,000	1,463,314
3.57%, 12/1/2031	1,824,000	1,666,224
4.25%, 4/1/2028	1,091,000	1,077,548
5.10%, 3/1/2030	1,043,000	1,041,404
5.55%, 8/22/2034	798,000	784,338
		6,953,548
OIL & GAS — 2.6%
Antero Resources Corp. 5.40%, 2/1/2036	4,461,000	4,392,479
APA Corp.:
4.25%, 1/15/2030	1,361,000	1,338,462
6.10%, 2/15/2035 (a)	950,000	975,147
Apache Corp. 4.38%, 10/15/2028	839	844
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	1,844,000	1,649,808
2.72%, 1/12/2032	3,689,000	3,336,073
3.63%, 4/6/2030	2,133,000	2,076,497
3.94%, 9/21/2028	1,711,000	1,699,468
4.23%, 11/6/2028	3,887,000	3,888,322
4.70%, 4/10/2029	2,575,000	2,604,561
4.81%, 2/13/2033 (a)	4,330,000	4,343,899
4.87%, 11/25/2029 (a)	1,636,000	1,665,841
4.89%, 9/11/2033	2,430,000	2,445,236
4.99%, 4/10/2034	3,195,000	3,217,940
5.02%, 11/17/2027	2,221,000	2,251,361
5.23%, 11/17/2034	6,628,000	6,760,891
BP Capital Markets PLC:
3.28%, 9/19/2027 (a)	2,552,000	2,520,304
3.72%, 11/28/2028	1,381,000	1,359,898
Burlington Resources LLC 7.20%, 8/15/2031	1,673,000	1,876,704
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030 (a)	776,000	730,038
3.85%, 6/1/2027 (a)	2,158,000	2,145,527
5.00%, 12/15/2029	1,267,000	1,286,943
5.40%, 12/15/2034	1,654,000	1,672,690
5.85%, 2/1/2035	535,000	557,342
6.45%, 6/30/2033	1,534,000	1,649,541
7.20%, 1/15/2032	1,399,000	1,553,016
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (a)	1,446,000	1,286,391
4.65%, 3/20/2031	1,842,000	1,829,695
Chevron Corp.:
2.00%, 5/11/2027	2,047,000	2,003,358
2.24%, 5/11/2030	3,153,000	2,911,480
Chevron USA, Inc.:
1.02%, 8/12/2027	974,000	934,787
3.25%, 10/15/2029 (a)	1,739,000	1,684,639
3.95%, 8/13/2027	1,827,000	1,827,219
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 8/13/2028	$1,557,000	$1,557,856
4.30%, 10/15/2030 (a)	1,986,000	1,990,548
4.48%, 2/26/2028	2,631,000	2,652,180
4.50%, 10/15/2032 (a)	1,123,000	1,126,335
4.69%, 4/15/2030	2,363,000	2,399,981
4.82%, 4/15/2032	1,419,000	1,447,536
4.98%, 4/15/2035 (a)	1,679,000	1,701,549
ConocoPhillips 5.90%, 10/15/2032 (a)	1,801,000	1,935,787
ConocoPhillips Co.:
4.70%, 1/15/2030 (a)	2,341,000	2,362,561
4.85%, 1/15/2032	1,566,000	1,590,351
5.00%, 1/15/2035	2,121,000	2,129,951
5.05%, 9/15/2033 (a)	2,575,000	2,620,371
6.95%, 4/15/2029	1,761,000	1,890,627
Continental Resources, Inc. 4.38%, 1/15/2028	1,938,000	1,923,310
Coterra Energy, Inc.:
4.38%, 3/15/2029	1,739,000	1,733,853
5.40%, 2/15/2035	700,000	702,541
5.60%, 3/15/2034	1,804,000	1,846,033
Devon Energy Corp.:
4.50%, 1/15/2030	1,000,000	996,660
5.20%, 9/15/2034 (a)	2,841,000	2,846,909
5.25%, 10/15/2027 (a)	730,000	729,898
5.88%, 6/15/2028	687,000	687,131
7.88%, 9/30/2031	1,571,000	1,805,393
7.95%, 4/15/2032	1,234,000	1,419,371
Diamondback Energy, Inc.:
3.13%, 3/24/2031	3,932,000	3,648,660
3.50%, 12/1/2029	1,557,000	1,501,695
5.15%, 1/30/2030 (a)	1,594,000	1,628,048
5.40%, 4/18/2034 (a)	2,648,000	2,689,653
5.55%, 4/1/2035	2,100,000	2,143,995
6.25%, 3/15/2033	1,764,000	1,883,546
Eni USA, Inc. 7.30%, 11/15/2027	1,039,000	1,085,423
EOG Resources, Inc.:
3.90%, 4/1/2035	1,778,000	1,634,622
4.40%, 7/15/2028	1,597,000	1,601,855
4.40%, 1/15/2031	1,991,000	1,976,824
5.00%, 7/15/2032 (a)	4,721,000	4,783,223
EQT Corp.:
3.90%, 10/1/2027	251,000	248,646
4.75%, 1/15/2031	597,000	594,367
5.00%, 1/15/2029	2,091,000	2,107,393
5.70%, 4/1/2028	1,975,000	2,018,114
5.75%, 2/1/2034	1,590,000	1,639,306
7.00%, 2/1/2030	1,431,000	1,530,082
7.50%, 6/1/2030	112,000	121,937
Expand Energy Corp.:
4.75%, 2/1/2032	2,557,000	2,491,592
5.38%, 3/15/2030	2,496,000	2,517,840
5.70%, 1/15/2035	2,125,000	2,157,725
Security Description	Principal Amount	Value
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	$1,890,000	$1,797,844
2.61%, 10/15/2030 (a)	100,000	93,453
3.48%, 3/19/2030	6,530,000	6,353,951
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	1,876,000	1,675,474
4.65%, 12/1/2027 (a)	789,000	789,489
4.85%, 12/1/2029 (a)	380,000	380,581
5.50%, 12/1/2034 (a)	1,729,000	1,704,673
Hess Corp.:
7.13%, 3/15/2033	1,312,000	1,495,300
7.30%, 8/15/2031	1,472,000	1,663,669
7.88%, 10/1/2029	1,773,000	1,980,299
HF Sinclair Corp.:
4.50%, 10/1/2030 (a)	1,935,000	1,897,867
5.00%, 2/1/2028	400,000	399,860
5.50%, 9/1/2032	1,656,000	1,660,802
5.75%, 1/15/2031	1,292,000	1,320,992
6.25%, 1/15/2035	176,000	181,613
Marathon Petroleum Corp.:
3.80%, 4/1/2028	1,018,000	1,005,428
5.15%, 3/1/2030 (a)	1,668,000	1,702,177
5.70%, 3/1/2035 (a)	1,549,000	1,589,243
Occidental Petroleum Corp.:
5.38%, 1/1/2032	1,017,000	1,035,662
5.55%, 10/1/2034 (a)	2,308,370	2,345,927
6.63%, 9/1/2030	1,893,000	2,029,845
7.50%, 5/1/2031	1,918,000	2,135,079
7.88%, 9/15/2031	1,364,000	1,549,818
8.88%, 7/15/2030	2,267,000	2,581,614
Ovintiv, Inc.:
6.25%, 7/15/2033	1,968,000	2,077,008
6.50%, 8/15/2034	1,617,000	1,724,676
7.20%, 11/1/2031	1,468,000	1,614,272
7.38%, 11/1/2031	663,000	733,789
8.13%, 9/15/2030	962,000	1,081,759
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	1,720,000	1,685,411
5.15%, 11/15/2029	1,042,000	1,044,063
7.15%, 10/1/2033 (a)	1,842,000	1,978,621
Phillips 66 Co.:
2.15%, 12/15/2030	1,343,000	1,203,852
3.15%, 12/15/2029	905,000	862,755
3.75%, 3/1/2028 (a)	1,780,000	1,761,185
3.90%, 3/15/2028	1,791,000	1,776,278
4.65%, 11/15/2034 (a)	1,665,000	1,610,887
4.95%, 12/1/2027 (a)	1,476,000	1,489,830
4.95%, 3/15/2035 (a)	1,042,000	1,027,047
5.25%, 6/15/2031	1,895,000	1,943,133
5.30%, 6/30/2033	1,516,000	1,542,864
Series A, 5 yr. CMT + 2.28%, 5.88%, 3/15/2056 (c)	6,023,000	5,931,571
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	1,150,000	1,035,265
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.15%, 1/15/2031	$2,964,000	$2,671,987
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	2,652,000	2,488,266
2.75%, 4/6/2030	3,339,000	3,143,134
3.88%, 11/13/2028 (b)	2,754,000	2,732,767
4.13%, 11/6/2030	4,469,000	4,425,964
4.13%, 5/11/2035	73,000	69,245
4.75%, 1/6/2036	1,535,000	1,508,245
Shell International Finance BV:
2.38%, 11/7/2029	3,000	2,816
2.75%, 4/6/2030	403,000	379,969
3.88%, 11/13/2028 (a)	1,810,000	1,798,868
Suncor Energy, Inc.:
5.95%, 12/1/2034	1,892,000	1,978,994
7.15%, 2/1/2032	1,319,000	1,460,898
TotalEnergies Capital International SA 3.46%, 2/19/2029 (a)	3,360,000	3,301,200
TotalEnergies Capital SA:
3.88%, 10/11/2028	1,766,000	1,761,744
4.72%, 9/10/2034 (a)	1,850,000	1,840,176
5.15%, 4/5/2034 (a)	1,993,000	2,039,656
TotalEnergies Capital USA LLC:
4.25%, 1/13/2031	2,992,000	2,965,431
4.57%, 1/13/2033	1,710,000	1,692,643
4.86%, 1/13/2036	1,664,000	1,638,042
Valero Energy Corp.:
2.15%, 9/15/2027	1,670,000	1,619,299
2.80%, 12/1/2031	1,532,000	1,381,787
4.00%, 4/1/2029 (a)	925,000	913,243
5.15%, 2/15/2030	1,846,000	1,885,135
5.15%, 3/10/2036	2,564,000	2,528,694
7.50%, 4/15/2032	1,457,000	1,649,703
Viper Energy Partners LLC:
4.90%, 8/1/2030	1,376,000	1,378,202
5.70%, 8/1/2035	2,008,000	2,024,847
Woodside Finance Ltd.:
4.90%, 5/19/2028 (a)	1,156,000	1,165,456
5.10%, 9/12/2034 (a)	2,031,000	1,999,296
5.40%, 5/19/2030	1,929,000	1,969,528
5.70%, 5/19/2032	1,762,000	1,827,476
6.00%, 5/19/2035	1,288,000	1,341,130
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	105,889
		281,762,335
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029 (a)	1,365,000	1,313,021
3.34%, 12/15/2027	2,384,000	2,350,743
4.05%, 3/11/2029 (a)	3,724,000	3,702,215
4.35%, 6/15/2031	3,894,000	3,843,884
4.49%, 5/1/2030	440,000	440,585
Security Description	Principal Amount	Value
4.65%, 6/15/2033 (a)	$3,414,000	$3,361,015
Halliburton Co.:
2.92%, 3/1/2030 (a)	3,100,000	2,922,029
4.85%, 11/15/2035 (a)	200,000	194,508
NOV, Inc. 3.60%, 12/1/2029 (a)	1,376,000	1,329,973
		19,457,973
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
4.50%, 5/15/2028	936,000	936,477
5.63%, 5/26/2033	1,418,000	1,452,174
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,335,000	1,230,203
2.69%, 5/25/2031 (a)	1,369,000	1,234,222
3.10%, 9/15/2026	399,000	396,570
4.25%, 3/8/2029	1,977,000	1,958,831
5.10%, 3/17/2030	1,306,000	1,319,765
5.13%, 3/12/2036	1,412,000	1,371,970
5.50%, 3/17/2035 (a)	1,708,000	1,729,094
Amcor Group Finance PLC 5.45%, 5/23/2029	1,306,000	1,338,454
AptarGroup, Inc.:
3.60%, 3/15/2032	1,430,000	1,327,812
4.75%, 3/30/2031	1,678,000	1,665,616
Berry Global, Inc.:
5.50%, 4/15/2028	1,053,000	1,073,154
5.65%, 1/15/2034	1,832,000	1,873,623
5.80%, 6/15/2031	1,696,000	1,756,649
Packaging Corp. of America:
3.00%, 12/15/2029	1,271,000	1,206,878
3.40%, 12/15/2027	712,000	700,159
5.20%, 8/15/2035 (a)	645,000	640,072
5.70%, 12/1/2033	907,000	940,777
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	1,584,000	1,613,573
5.44%, 4/3/2034	1,889,000	1,913,652
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (a)	1,863,000	1,875,277
Sonoco Products Co.:
2.85%, 2/1/2032 (a)	1,415,000	1,266,467
3.13%, 5/1/2030	1,192,000	1,120,826
4.60%, 9/1/2029	1,124,000	1,121,213
5.00%, 9/1/2034 (a)	1,527,000	1,494,643
WestRock MWV LLC:
7.95%, 2/15/2031	785,000	889,633
8.20%, 1/15/2030	1,232,000	1,379,557
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	786,000	690,163
3.90%, 6/1/2028	432,000	426,717
4.00%, 3/15/2028	1,732,000	1,722,595
4.20%, 6/1/2032	1,522,000	1,461,592
4.90%, 3/15/2029	3,091,000	3,119,561
		44,247,969
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 4.0%
AbbVie, Inc.:
3.20%, 11/21/2029	$10,100,000	$9,722,866
3.78%, 3/3/2028	5,007,000	4,972,402
4.13%, 3/15/2031	2,003,000	1,974,137
4.40%, 3/15/2033	6,892,000	6,756,641
4.50%, 5/14/2035	3,991,000	3,861,612
4.55%, 3/15/2035	3,094,000	3,003,717
4.65%, 3/15/2028 (a)	1,858,000	1,874,964
4.75%, 3/15/2036	6,377,000	6,245,124
4.80%, 3/15/2029	4,857,000	4,935,295
4.88%, 3/15/2030	245,000	249,790
4.95%, 3/15/2031	3,742,000	3,822,116
5.05%, 3/15/2034 (a)	5,450,000	5,532,077
5.20%, 3/15/2035 (a)	1,543,000	1,569,663
Astrazeneca Finance LLC:
1.75%, 5/28/2028 (a)	2,301,000	2,189,448
2.25%, 5/28/2031	1,244,000	1,119,550
4.00%, 3/2/2031	7,746,000	7,612,381
4.30%, 3/2/2033	4,351,000	4,263,458
4.60%, 3/2/2036	2,017,000	1,976,458
4.85%, 2/26/2029	992,000	1,008,308
4.88%, 3/3/2028 (a)	2,073,000	2,106,500
4.88%, 3/3/2033 (a)	758,000	771,121
4.90%, 3/3/2030	1,114,000	1,137,171
4.90%, 2/26/2031 (a)	1,328,000	1,356,008
5.00%, 2/26/2034	1,947,000	1,976,030
AstraZeneca PLC:
1.38%, 8/6/2030	2,381,000	2,101,590
3.13%, 6/12/2027	1,670,000	1,653,834
4.00%, 1/17/2029	1,975,000	1,968,344
Becton Dickinson & Co.:
1.96%, 2/11/2031	2,190,000	1,930,529
2.82%, 5/20/2030	1,138,000	1,061,640
3.70%, 6/6/2027	2,416,000	2,396,044
4.30%, 8/22/2032 (a)	1,260,000	1,223,006
4.69%, 2/13/2028	1,814,000	1,822,635
4.87%, 2/8/2029	1,670,000	1,687,635
5.11%, 2/8/2034	1,504,000	1,511,565
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	1,271,000	1,213,627
1.45%, 11/13/2030 (a)	1,581,000	1,390,853
2.95%, 3/15/2032	2,846,000	2,606,623
3.40%, 7/26/2029	2,643,000	2,572,405
3.45%, 11/15/2027 (a)	1,515,000	1,501,638
4.90%, 2/22/2029	1,402,000	1,431,764
5.10%, 2/22/2031	6,875,000	7,067,431
5.20%, 2/22/2034 (a)	3,575,000	3,662,480
5.75%, 2/1/2031	1,666,000	1,758,680
5.90%, 11/15/2033	461,000	494,469
Cardinal Health, Inc.:
3.41%, 6/15/2027	1,966,000	1,943,096
5.00%, 11/15/2029	1,676,000	1,700,151
5.13%, 2/15/2029 (a)	1,843,000	1,874,700
5.15%, 9/15/2035	1,553,000	1,539,893
Security Description	Principal Amount	Value
5.35%, 11/15/2034	$1,795,000	$1,811,442
5.45%, 2/15/2034	1,405,000	1,435,320
Cencora, Inc.:
2.70%, 3/15/2031	1,080,000	984,852
2.80%, 5/15/2030	1,029,000	959,296
3.45%, 12/15/2027	1,822,000	1,794,852
3.95%, 2/13/2029	2,390,000	2,356,707
4.25%, 11/15/2030	1,866,000	1,831,834
4.60%, 2/13/2033	1,937,000	1,903,199
4.63%, 12/15/2027	1,284,000	1,288,943
4.85%, 12/15/2029 (a)	1,661,000	1,682,576
4.90%, 2/13/2036	1,937,000	1,896,710
5.13%, 2/15/2034	639,000	644,016
5.15%, 2/15/2035	154,000	155,033
CVS Health Corp.:
1.30%, 8/21/2027	3,317,000	3,177,487
1.75%, 8/21/2030	2,025,000	1,786,779
1.88%, 2/28/2031 (a)	4,253,000	3,715,123
2.13%, 9/15/2031	2,497,000	2,165,174
3.25%, 8/15/2029	3,387,000	3,245,322
3.75%, 4/1/2030 (a)	2,583,000	2,497,064
4.30%, 3/25/2028 (a)	9,131,000	9,100,320
5.00%, 1/30/2029	1,123,000	1,136,903
5.00%, 9/15/2032 (a)	1,555,000	1,555,420
5.13%, 2/21/2030	2,683,000	2,721,286
5.25%, 1/30/2031 (a)	1,743,000	1,780,474
5.25%, 2/21/2033	2,057,000	2,079,586
5.30%, 6/1/2033	2,341,000	2,360,501
5.40%, 6/1/2029	2,647,000	2,710,290
5.45%, 9/15/2035	1,502,000	1,507,062
5.55%, 6/1/2031 (a)	5,047,000	5,202,296
5.70%, 6/1/2034	2,403,000	2,468,289
6.25%, 6/1/2027 (a)	1,738,000	1,771,370
Eli Lilly & Co.:
3.10%, 5/15/2027	705,000	698,324
3.38%, 3/15/2029 (a)	2,550,000	2,499,612
4.00%, 10/15/2028	3,686,000	3,679,181
4.15%, 8/14/2027	1,814,000	1,816,594
4.20%, 8/14/2029	1,182,000	1,182,331
4.25%, 3/15/2031 (a)	2,319,000	2,308,356
4.50%, 2/9/2029	1,488,000	1,502,687
4.55%, 2/12/2028	1,550,000	1,562,725
4.55%, 10/15/2032 (a)	1,732,000	1,732,450
4.60%, 8/14/2034	2,098,000	2,076,915
4.70%, 2/27/2033 (a)	1,846,000	1,860,473
4.70%, 2/9/2034	2,747,000	2,741,588
4.75%, 2/12/2030 (a)	1,879,000	1,912,747
4.90%, 2/12/2032	1,648,000	1,683,877
4.90%, 10/15/2035	1,147,000	1,147,195
5.10%, 2/12/2035 (a)	1,935,000	1,974,706
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	1,895,000	1,845,692
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	2,851,000	2,835,804
4.50%, 4/15/2030	1,559,000	1,568,260
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 4/15/2035 (a)	$1,022,000	$1,017,605
5.38%, 4/15/2034	1,632,000	1,698,178
Johnson & Johnson:
0.95%, 9/1/2027	2,343,000	2,252,701
1.30%, 9/1/2030	158,000	140,353
2.90%, 1/15/2028 (a)	2,615,000	2,572,009
4.38%, 12/5/2033	1,858,000	1,860,322
4.55%, 3/1/2028	2,883,000	2,915,953
4.70%, 3/1/2030 (a)	1,743,000	1,781,381
4.80%, 6/1/2029 (a)	2,567,000	2,631,765
4.85%, 3/1/2032	2,292,000	2,357,803
4.90%, 6/1/2031	2,320,000	2,397,094
4.95%, 5/15/2033 (a)	1,001,000	1,042,171
4.95%, 6/1/2034 (a)	1,636,000	1,693,015
5.00%, 3/1/2035 (a)	2,222,000	2,287,793
6.95%, 9/1/2029	650,000	711,522
McKesson Corp.:
3.95%, 2/16/2028	1,585,000	1,575,870
4.65%, 5/30/2030	1,934,000	1,945,701
4.90%, 7/15/2028 (a)	1,131,000	1,147,207
4.95%, 5/30/2032 (a)	1,875,000	1,903,012
5.10%, 7/15/2033	1,890,000	1,926,307
5.25%, 5/30/2035	1,076,000	1,095,981
Merck & Co., Inc.:
1.45%, 6/24/2030	2,911,000	2,593,905
1.70%, 6/10/2027	2,251,000	2,193,037
1.90%, 12/10/2028 (a)	2,702,000	2,557,173
2.15%, 12/10/2031	4,670,000	4,131,549
3.40%, 3/7/2029	3,696,000	3,620,269
3.85%, 9/15/2027 (a)	1,579,000	1,576,742
3.85%, 3/15/2029	1,383,000	1,372,807
4.05%, 5/17/2028 (a)	1,122,000	1,122,460
4.15%, 9/15/2030 (a)	1,051,000	1,044,610
4.15%, 3/15/2031	2,039,000	2,016,143
4.45%, 12/4/2032	3,969,000	3,941,257
4.50%, 5/17/2033 (a)	1,667,000	1,661,232
4.55%, 9/15/2032	1,652,000	1,657,551
4.75%, 12/4/2035	2,472,000	2,426,120
4.95%, 9/15/2035 (a)	2,758,000	2,763,075
6.50%, 12/1/2033	1,588,000	1,766,475
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,213,000	1,271,115
Mylan, Inc. 4.55%, 4/15/2028	1,657,000	1,647,820
Novartis Capital Corp.:
2.20%, 8/14/2030	2,580,000	2,363,099
3.10%, 5/17/2027 (a)	1,710,000	1,693,618
3.80%, 9/18/2029	1,803,000	1,779,002
3.90%, 11/5/2028	1,575,000	1,566,873
4.00%, 9/18/2031	1,947,000	1,918,983
4.10%, 3/16/2029	7,140,000	7,132,860
4.10%, 11/5/2030	3,418,000	3,378,727
4.20%, 9/18/2034 (a)	1,504,000	1,454,548
4.30%, 11/5/2032	1,699,000	1,674,364
4.40%, 3/18/2031	4,885,000	4,884,511
Security Description	Principal Amount	Value
4.60%, 3/18/2033	$1,600,000	$1,593,328
4.60%, 11/5/2035 (a)	1,853,000	1,815,773
4.90%, 3/18/2036	2,240,000	2,234,467
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	14,765,000	14,848,718
4.65%, 5/19/2030 (a)	5,011,000	5,046,077
4.75%, 5/19/2033 (a)	9,720,000	9,683,647
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	1,815,000	1,631,994
1.75%, 8/18/2031 (a)	1,452,000	1,267,509
2.63%, 4/1/2030	2,378,000	2,225,071
3.45%, 3/15/2029	1,642,000	1,613,446
3.60%, 9/15/2028 (a)	1,618,000	1,602,483
3.88%, 11/15/2027 (a)	2,958,000	2,952,439
4.20%, 11/15/2030	1,905,000	1,889,722
4.50%, 11/15/2032	1,961,000	1,943,822
4.88%, 11/15/2035	1,673,000	1,657,926
Pharmacia LLC 6.60%, 12/1/2028	1,635,000	1,730,647
Sanofi SA:
3.63%, 6/19/2028	1,132,000	1,119,786
3.80%, 11/3/2028	1,876,000	1,860,992
4.20%, 11/3/2032 (a)	1,975,000	1,939,312
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	4,074,000	3,702,044
5.00%, 11/26/2028	2,048,000	2,074,604
5.30%, 7/5/2034	2,174,000	2,199,197
Takeda U.S. Financing, Inc. 5.20%, 7/7/2035	3,024,000	3,022,276
Viatris, Inc.:
2.30%, 6/22/2027	3,916,000	3,798,716
2.70%, 6/22/2030	1,972,000	1,786,455
Wyeth LLC 6.50%, 2/1/2034	1,727,000	1,908,197
Zoetis, Inc.:
3.00%, 9/12/2027	803,000	789,261
3.90%, 8/20/2028	1,649,000	1,633,714
4.15%, 8/17/2028 (a)	3,498,000	3,486,736
5.00%, 8/17/2035	1,686,000	1,672,006
5.60%, 11/16/2032	951,000	995,583
		424,396,128
PIPELINES — 3.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,831
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,054,000	983,698
3.60%, 9/1/2032	940,000	866,154
4.45%, 7/15/2027	1,830,000	1,828,390
4.80%, 5/3/2029	968,000	972,530
5.63%, 8/1/2034	1,327,000	1,361,038
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	$3,902,000	$3,793,134
Cheniere Energy Partners LP:
3.25%, 1/31/2032	5,969,000	5,435,610
4.00%, 3/1/2031	2,535,000	2,433,828
4.50%, 10/1/2029	2,695,000	2,678,776
5.75%, 8/15/2034 (a)	1,864,000	1,921,765
5.95%, 6/30/2033	2,598,000	2,724,938
Cheniere Energy, Inc. 5.65%, 4/15/2034	4,852,000	4,999,258
DCP Midstream Operating LP:
3.25%, 2/15/2032	1,585,000	1,442,715
5.13%, 5/15/2029	705,000	716,174
5.63%, 7/15/2027	1,350,000	1,367,550
8.13%, 8/16/2030	418,000	477,130
Eastern Energy Gas Holdings LLC:
Series B, 3.00%, 11/15/2029	373,000	352,351
5.80%, 1/15/2035	1,122,000	1,163,649
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	845,000	800,528
Enbridge, Inc.:
2.50%, 8/1/2033 (a)	1,907,000	1,621,103
3.13%, 11/15/2029	780,000	743,005
3.70%, 7/15/2027	1,527,000	1,513,654
4.20%, 11/20/2028	935,000	928,296
4.50%, 2/15/2031	1,215,000	1,202,036
4.60%, 6/20/2028	637,000	638,822
4.85%, 3/27/2031	3,050,000	3,061,651
4.90%, 6/20/2030	834,000	842,815
5.20%, 11/20/2035	1,085,000	1,080,042
5.25%, 4/5/2027	811,000	817,634
5.30%, 4/5/2029	1,681,000	1,716,604
5.45%, 3/27/2036	3,200,000	3,230,368
5.55%, 6/20/2035	1,816,000	1,855,825
5.63%, 4/5/2034	1,940,000	2,002,429
5.70%, 3/8/2033	3,758,000	3,895,129
6.00%, 11/15/2028	1,049,000	1,089,009
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (a) (c)	4,620,000	4,860,286
5 yr. CMT + 3.12%, 7.38%, 3/15/2055 (a) (c)	5,591,000	5,850,031
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (c)	667,000	750,088
Energy Transfer LP:
3.75%, 5/15/2030	2,463,000	2,381,081
4.00%, 10/1/2027	1,520,000	1,509,953
4.20%, 4/15/2027	1,773,000	1,769,419
4.55%, 1/15/2031	2,329,000	2,307,806
4.90%, 3/15/2035 (a)	1,171,000	1,134,957
4.95%, 5/15/2028	1,722,000	1,737,085
4.95%, 6/15/2028	1,852,000	1,871,520
5.20%, 4/1/2030	1,895,000	1,937,865
Security Description	Principal Amount	Value
5.25%, 4/15/2029	$2,693,000	$2,743,871
5.25%, 7/1/2029	1,523,000	1,556,491
5.35%, 1/15/2036 (a)	1,907,000	1,894,795
5.50%, 6/1/2027	1,810,000	1,827,104
5.55%, 2/15/2028	1,753,000	1,786,132
5.55%, 5/15/2034	2,091,000	2,127,279
5.60%, 9/1/2034	1,640,000	1,673,128
5.70%, 4/1/2035	2,365,000	2,428,311
5.75%, 2/15/2033	1,863,000	1,937,464
6.10%, 12/1/2028 (a)	5,016,000	5,214,232
6.40%, 12/1/2030	1,674,000	1,788,937
6.55%, 12/1/2033	2,457,000	2,653,241
Enterprise Products Operating LLC:
2.80%, 1/31/2030	2,277,000	2,148,349
3.13%, 7/31/2029	2,290,000	2,206,552
4.15%, 10/16/2028	1,624,000	1,620,525
4.30%, 6/20/2028	4,208,000	4,213,050
4.60%, 1/15/2031	2,412,000	2,416,969
4.85%, 1/31/2034	1,762,000	1,758,952
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (a) (c)	5,962,000	5,908,938
5.35%, 1/31/2033	1,761,000	1,817,581
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (c)	7,952,000	7,858,087
Series H, 6.65%, 10/15/2034	1,839,000	2,039,010
Series D, 6.88%, 3/1/2033	1,418,000	1,591,223
Kinder Morgan Energy Partners LP:
5.80%, 3/15/2035	1,166,000	1,210,821
7.30%, 8/15/2033	2,674,000	3,025,337
7.40%, 3/15/2031 (a)	1,788,000	2,002,220
7.75%, 3/15/2032	1,252,000	1,426,967
Kinder Morgan, Inc.:
4.30%, 3/1/2028	1,528,000	1,526,655
4.80%, 2/1/2033 (a)	1,589,000	1,576,606
5.00%, 2/1/2029	2,179,000	2,212,840
5.10%, 8/1/2029	360,000	367,060
5.15%, 6/1/2030	1,928,000	1,972,055
5.20%, 6/1/2033	2,222,000	2,260,307
5.30%, 12/1/2034	5,720,000	5,770,736
5.40%, 2/1/2034	1,464,000	1,497,979
Series GMTN, 7.75%, 1/15/2032	1,480,000	1,696,820
Series GMTN, 7.80%, 8/1/2031 (a)	1,924,000	2,195,707
MPLX LP:
2.65%, 8/15/2030	902,000	831,067
4.00%, 3/15/2028	1,802,000	1,787,818
4.25%, 12/1/2027	1,653,000	1,648,686
4.80%, 2/15/2029	1,172,000	1,181,974
4.80%, 2/15/2031	2,698,000	2,704,583
4.95%, 9/1/2032 (a)	4,002,000	3,991,675
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/15/2033	$1,810,000	$1,798,977
5.00%, 3/1/2033	1,564,000	1,554,507
5.30%, 4/1/2036	1,817,000	1,791,562
5.40%, 4/1/2035	1,623,000	1,619,024
5.40%, 9/15/2035 (a)	2,542,000	2,531,044
5.50%, 6/1/2034	2,878,000	2,911,356
ONEOK, Inc.:
3.10%, 3/15/2030	20,000	18,861
3.25%, 6/1/2030	518,000	488,930
3.40%, 9/1/2029	1,783,000	1,714,586
4.00%, 7/13/2027	3,130,000	3,112,002
4.25%, 9/24/2027	2,155,000	2,149,677
4.35%, 3/15/2029	1,520,000	1,510,576
4.40%, 10/15/2029	20,000	19,886
4.55%, 7/15/2028	1,961,000	1,963,137
4.75%, 10/15/2031	2,335,000	2,311,720
4.95%, 10/15/2032	1,405,000	1,393,830
5.05%, 11/1/2034	845,000	823,571
5.38%, 6/1/2029	422,000	429,946
5.40%, 10/15/2035 (a)	1,971,000	1,958,622
5.65%, 11/1/2028	1,854,000	1,903,557
5.65%, 9/1/2034	1,512,000	1,538,339
5.80%, 11/1/2030	1,595,000	1,659,215
6.00%, 6/15/2035	754,000	782,562
6.05%, 9/1/2033	2,826,000	2,961,620
6.10%, 11/15/2032	2,600,021	2,740,656
6.35%, 1/15/2031	1,843,000	1,959,201
Plains All American Pipeline LP 5.95%, 6/15/2035	1,955,000	2,016,387
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,787,000	1,728,726
3.80%, 9/15/2030	1,450,000	1,396,625
4.70%, 1/15/2031 (a)	1,615,000	1,612,045
5.60%, 1/15/2036	1,437,000	1,441,570
5.70%, 9/15/2034	1,971,000	2,014,421
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,207,000	2,197,863
4.50%, 5/15/2030	3,912,000	3,886,455
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027	1,546,000	1,553,096
5.03%, 10/1/2029	1,752,000	1,764,124
5.58%, 10/1/2034	2,053,000	2,039,635
Targa Resources Corp.:
4.20%, 2/1/2033	1,477,000	1,400,063
4.35%, 1/15/2029	1,608,000	1,600,973
4.35%, 4/15/2031	1,522,000	1,490,205
4.90%, 9/15/2030	1,826,000	1,842,160
5.20%, 7/1/2027	1,461,000	1,473,082
5.50%, 2/15/2035	1,749,000	1,765,371
5.55%, 8/15/2035	1,435,000	1,447,456
6.13%, 3/15/2033	1,324,000	1,400,461
6.15%, 3/1/2029	1,677,000	1,748,138
Security Description	Principal Amount	Value
6.50%, 3/30/2034	$1,930,000	$2,086,735
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,267,000	1,201,445
4.88%, 2/1/2031	5,098,000	5,091,678
5.00%, 1/15/2028	1,637,000	1,634,921
5.50%, 3/1/2030	1,592,000	1,607,824
TC PipeLines LP 3.90%, 5/25/2027	2,746,000	2,727,574
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	1,699,000	1,802,435
Texas Eastern Transmission LP 7.00%, 7/15/2032	952,000	1,056,606
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	2,768,000	2,755,710
4.63%, 3/1/2034	2,332,000	2,255,487
5.60%, 3/31/2034	2,321,000	2,385,106
5 yr. CMT + 2.61%, 7.00%, 6/1/2065 (c)	1,015,000	1,029,880
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	779,000	740,743
4.00%, 3/15/2028	1,112,000	1,104,816
Valero Energy Partners LP 4.50%, 3/15/2028	1,092,000	1,093,059
Western Midstream Operating LP:
4.50%, 3/1/2028	1,713,000	1,715,004
4.75%, 8/15/2028	1,054,000	1,057,784
4.80%, 3/1/2031	1,514,000	1,499,284
5.45%, 11/15/2034	1,926,000	1,908,589
5.50%, 12/15/2035 (a)	1,675,000	1,647,178
6.15%, 4/1/2033	1,658,000	1,731,565
6.35%, 1/15/2029	1,243,000	1,294,311
Williams Cos., Inc.:
2.60%, 3/15/2031	3,436,000	3,109,889
3.50%, 11/15/2030	1,665,000	1,582,466
3.75%, 6/15/2027	2,470,000	2,451,401
4.63%, 6/30/2030	1,789,000	1,787,515
4.65%, 8/15/2032	1,025,000	1,013,315
4.80%, 11/15/2029	1,442,000	1,456,420
4.90%, 3/15/2029	2,659,000	2,689,126
5.15%, 3/15/2034	7,962,000	7,977,606
5.15%, 3/15/2036	932,000	918,402
5.30%, 8/15/2028	1,781,000	1,817,528
5.60%, 3/15/2035	2,312,000	2,364,506
5.65%, 3/15/2033	2,404,000	2,486,866
Series A, 7.50%, 1/15/2031 (a)	1,697,000	1,898,451
8.75%, 3/15/2032	1,052,000	1,249,324
		342,471,063
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	$1,481,000	$1,324,059
4.80%, 6/15/2030 (a)	1,329,000	1,331,419
4.90%, 1/15/2033	1,529,000	1,510,178
5.50%, 4/1/2029 (a)	1,127,000	1,153,890
5.50%, 6/15/2035	685,000	691,158
5.95%, 8/15/2034 (a)	1,661,000	1,729,217
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028 (a)	940,000	992,518
		8,732,439
REAL ESTATE INVESTMENT TRUSTS — 4.6%
Agree LP:
2.00%, 6/15/2028	358,000	338,901
2.60%, 6/15/2033	1,850,000	1,567,135
2.90%, 10/1/2030	1,644,000	1,519,270
5.60%, 6/15/2035 (a)	490,000	502,887
5.63%, 6/15/2034	594,000	606,741
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033 (a)	1,472,000	1,192,188
2.00%, 5/18/2032	1,686,000	1,411,317
2.75%, 12/15/2029 (a)	1,837,000	1,713,848
2.95%, 3/15/2034	1,311,000	1,106,917
3.38%, 8/15/2031	1,738,000	1,602,749
3.95%, 1/15/2028	1,496,000	1,480,965
4.50%, 7/30/2029	2,749,000	2,733,716
4.70%, 7/1/2030	914,000	909,046
4.75%, 4/15/2035	1,678,000	1,587,455
4.90%, 12/15/2030 (a)	1,513,000	1,517,009
5.25%, 3/15/2036	715,000	697,340
5.50%, 10/1/2035 (a)	512,000	510,070
American Assets Trust LP:
3.38%, 2/1/2031	1,791,000	1,614,676
6.15%, 10/1/2034	1,864,000	1,847,019
American Homes 4 Rent LP:
2.38%, 7/15/2031	960,000	845,270
3.63%, 4/15/2032 (a)	1,825,000	1,686,172
4.25%, 2/15/2028	1,129,000	1,123,220
4.90%, 2/15/2029	100,000	100,584
4.95%, 6/15/2030	1,221,000	1,224,907
5.25%, 3/15/2035	354,000	348,609
5.50%, 2/1/2034 (a)	1,005,000	1,014,196
5.50%, 7/15/2034	660,000	660,719
American Tower Corp.:
1.50%, 1/31/2028	1,357,000	1,286,165
2.10%, 6/15/2030	1,134,000	1,021,110
2.70%, 4/15/2031 (a)	1,675,000	1,520,749
2.90%, 1/15/2030	1,237,000	1,162,001
3.55%, 7/15/2027	1,377,000	1,362,018
3.60%, 1/15/2028	1,522,000	1,498,926
3.80%, 8/15/2029	2,488,000	2,426,322
3.95%, 3/15/2029	1,777,000	1,748,124
4.05%, 3/15/2032 (a)	1,489,000	1,426,879
4.70%, 12/15/2032 (a)	1,657,000	1,627,356
Security Description	Principal Amount	Value
4.90%, 3/15/2030	$1,320,000	$1,331,286
5.00%, 1/31/2030	1,593,000	1,611,638
5.20%, 2/15/2029	2,165,000	2,201,307
5.25%, 7/15/2028	1,317,000	1,339,784
5.35%, 3/15/2035	1,771,000	1,783,167
5.40%, 1/31/2035	2,181,000	2,197,685
5.45%, 2/15/2034	1,479,000	1,504,424
5.50%, 3/15/2028	361,000	367,545
5.55%, 7/15/2033	1,756,000	1,804,255
5.65%, 3/15/2033	1,765,000	1,824,516
5.80%, 11/15/2028	1,329,000	1,369,893
5.90%, 11/15/2033	1,115,000	1,167,171
Americold Realty Operating Partnership LP:
5.41%, 9/12/2034 (a)	1,630,000	1,551,385
5.60%, 5/15/2032	1,860,000	1,836,025
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	798,000	749,809
2.05%, 1/15/2032 (a)	1,266,000	1,099,458
Series MTN, 2.30%, 3/1/2030	1,144,000	1,055,557
Series MTN, 2.45%, 1/15/2031 (a)	417,000	379,036
Series MTN, 3.20%, 1/15/2028	785,000	770,407
Series MTN, 3.30%, 6/1/2029	1,089,000	1,054,620
Series MTN, 3.35%, 5/15/2027	4,116,000	4,078,791
4.35%, 12/1/2030	1,290,000	1,276,184
5.00%, 2/15/2033	1,925,000	1,943,037
5.00%, 8/1/2035	1,114,000	1,106,213
5.30%, 12/7/2033 (a)	1,407,000	1,443,526
5.35%, 6/1/2034	727,000	744,935
Boston Properties LP:
2.45%, 10/1/2033	1,225,000	989,249
2.55%, 4/1/2032 (a)	1,676,000	1,440,287
2.90%, 3/15/2030 (a)	1,233,000	1,143,373
3.25%, 1/30/2031 (a)	1,877,000	1,731,870
3.40%, 6/21/2029 (a)	1,039,000	995,975
4.50%, 12/1/2028	1,941,000	1,931,081
5.75%, 1/15/2035 (a)	3,845,000	3,824,237
6.50%, 1/15/2034	1,437,000	1,505,545
6.75%, 12/1/2027	977,000	1,010,091
Brixmor Operating Partnership LP:
2.50%, 8/16/2031	784,000	697,117
4.13%, 5/15/2029 (a)	682,000	672,984
4.85%, 2/15/2033	1,322,000	1,298,191
5.20%, 4/1/2032	1,835,000	1,847,698
5.50%, 2/15/2034	1,282,000	1,301,692
Broadstone Net Lease LLC:
2.60%, 9/15/2031	1,639,000	1,436,715
5.00%, 11/1/2032	1,100,000	1,083,247
Camden Property Trust:
2.80%, 5/15/2030	1,237,000	1,155,185
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 7/1/2029	$1,641,000	$1,573,391
4.10%, 10/15/2028	1,381,000	1,373,943
4.90%, 1/15/2034	1,908,000	1,894,396
4.90%, 2/28/2036	500,000	485,010
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	362,000	337,949
2.75%, 4/15/2031	816,000	737,370
2.90%, 12/1/2033	1,376,000	1,163,972
4.50%, 10/15/2030	565,000	557,327
Cousins Properties LP:
4.88%, 3/1/2033	1,753,000	1,685,685
5.38%, 2/15/2032 (a)	1,300,000	1,308,190
5.88%, 10/1/2034	1,739,000	1,763,746
Crown Castle, Inc.:
2.10%, 4/1/2031	1,942,000	1,692,531
2.25%, 1/15/2031	1,907,000	1,686,246
2.50%, 7/15/2031	1,945,000	1,714,323
3.10%, 11/15/2029	1,266,000	1,194,851
3.30%, 7/1/2030 (a)	1,444,000	1,354,097
3.65%, 9/1/2027	2,688,000	2,655,986
3.80%, 2/15/2028	1,597,000	1,574,929
4.30%, 2/15/2029	2,162,000	2,136,769
4.80%, 9/1/2028	372,000	373,990
4.90%, 9/1/2029	1,437,000	1,444,128
5.00%, 1/11/2028 (a)	727,000	732,453
5.10%, 5/1/2033 (a)	1,429,000	1,410,252
5.20%, 9/1/2034	466,000	460,883
5.60%, 6/1/2029	10,000	10,241
5.80%, 3/1/2034	3,526,000	3,609,601
CubeSmart LP:
2.00%, 2/15/2031	1,311,000	1,151,242
2.25%, 12/15/2028	502,000	473,717
2.50%, 2/15/2032	1,561,000	1,369,590
3.00%, 2/15/2030	1,222,000	1,151,173
4.38%, 2/15/2029 (a)	612,000	608,077
Digital Realty Trust LP:
3.60%, 7/1/2029	1,537,000	1,493,042
4.45%, 7/15/2028	1,503,000	1,499,513
5.55%, 1/15/2028	1,515,000	1,542,134
DOC Dr. LLC 2.63%, 11/1/2031	30,000	26,609
EPR Properties:
3.60%, 11/15/2031 (a)	1,885,000	1,710,788
3.75%, 8/15/2029	783,000	750,098
4.75%, 11/15/2030	1,779,000	1,736,517
4.95%, 4/15/2028	1,773,000	1,771,564
Equinix Asia Financing Corp. Pte. Ltd. 4.40%, 3/15/2031	500,000	489,665
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	2,192,000	2,171,176
4.70%, 3/15/2033	1,899,000	1,845,562
5.50%, 6/15/2034	1,807,000	1,834,611
Security Description	Principal Amount	Value
Equinix, Inc.:
1.55%, 3/15/2028	$1,592,000	$1,508,102
1.80%, 7/15/2027	1,823,000	1,762,622
2.00%, 5/15/2028	2,143,000	2,040,222
2.15%, 7/15/2030	2,362,000	2,123,131
2.50%, 5/15/2031	2,267,000	2,024,703
3.20%, 11/18/2029	1,040,000	990,548
3.90%, 4/15/2032	910,000	860,350
ERP Operating LP:
1.85%, 8/1/2031 (a)	1,483,000	1,298,174
3.00%, 7/1/2029	695,000	665,191
3.25%, 8/1/2027	1,865,000	1,839,300
4.15%, 12/1/2028	1,703,000	1,695,575
4.65%, 9/15/2034	994,000	969,329
4.95%, 6/15/2032	1,589,000	1,600,139
Essential Properties LP 2.95%, 7/15/2031 (a)	2,569,000	2,315,465
Essex Portfolio LP:
1.65%, 1/15/2031	1,684,000	1,457,536
1.70%, 3/1/2028	383,000	363,421
2.55%, 6/15/2031	780,000	698,209
2.65%, 3/15/2032	3,063,000	2,693,081
3.00%, 1/15/2030	679,000	639,509
3.63%, 5/1/2027	215,000	213,127
5.38%, 4/1/2035	814,000	820,772
5.50%, 4/1/2034	1,189,000	1,203,006
Extra Space Storage LP:
2.20%, 10/15/2030	1,613,000	1,444,103
2.35%, 3/15/2032	1,290,000	1,106,652
2.40%, 10/15/2031	1,326,000	1,160,555
2.55%, 6/1/2031 (a)	1,517,000	1,353,922
3.88%, 12/15/2027	201,000	199,149
3.90%, 4/1/2029	1,434,000	1,405,865
4.95%, 1/15/2033	1,447,000	1,426,539
5.40%, 2/1/2034	1,123,000	1,130,805
5.40%, 6/15/2035	1,737,000	1,740,978
5.50%, 7/1/2030	1,071,000	1,098,867
5.70%, 4/1/2028	907,000	926,201
5.90%, 1/15/2031	1,602,000	1,673,193
Federal Realty OP LP:
3.20%, 6/15/2029	1,845,000	1,776,108
3.25%, 7/15/2027	675,000	665,030
3.50%, 6/1/2030	605,000	577,896
5.38%, 5/1/2028	128,000	130,097
First Industrial LP 5.25%, 1/15/2031	1,319,000	1,332,401
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	3,213,000	2,869,113
4.00%, 1/15/2030	1,290,000	1,238,839
4.00%, 1/15/2031	1,794,000	1,696,604
5.25%, 2/15/2033	2,607,000	2,551,080
5.30%, 1/15/2029	1,543,000	1,557,365
5.63%, 9/15/2034	1,764,000	1,733,253
5.63%, 3/1/2036	1,797,000	1,747,654
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 6/1/2028	$1,634,000	$1,659,049
6.75%, 12/1/2033	1,908,000	2,013,054
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	1,829,000	1,587,554
3.10%, 2/15/2030	333,000	313,266
3.75%, 7/1/2027	1,571,000	1,556,374
Healthpeak OP LLC:
2.88%, 1/15/2031	607,000	557,177
3.00%, 1/15/2030 (a)	1,614,000	1,518,629
3.50%, 7/15/2029	339,000	327,698
4.75%, 1/15/2033	2,317,000	2,266,003
5.25%, 12/15/2032	1,351,000	1,359,660
5.38%, 2/15/2035	1,670,000	1,675,411
Highwoods Realty LP:
2.60%, 2/1/2031	784,000	694,130
3.05%, 2/15/2030	1,700,000	1,568,046
4.13%, 3/15/2028	790,000	778,624
5.35%, 1/15/2033	680,000	664,496
7.65%, 2/1/2034	1,751,000	1,936,501
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	1,325,000	1,178,336
Series H, 3.38%, 12/15/2029	200,000	189,980
Series I, 3.50%, 9/15/2030	1,517,000	1,425,859
4.25%, 12/15/2028	1,632,000	1,612,383
5.50%, 4/15/2035	1,827,000	1,812,037
5.70%, 6/15/2032 (a)	1,648,000	1,689,513
5.70%, 7/1/2034	1,823,000	1,843,035
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	2,657,000	2,277,474
2.30%, 11/15/2028	705,000	663,370
2.70%, 1/15/2034	245,000	204,359
4.15%, 4/15/2032	1,157,000	1,087,152
4.88%, 2/1/2035	500,000	477,335
4.95%, 1/15/2033	2,201,000	2,148,968
5.50%, 8/15/2033 (a)	1,375,000	1,375,976
Kilroy Realty LP:
2.50%, 11/15/2032	1,743,000	1,420,353
2.65%, 11/15/2033	1,746,000	1,387,284
3.05%, 2/15/2030 (a)	1,677,000	1,530,631
4.25%, 8/15/2029	1,653,000	1,597,872
4.75%, 12/15/2028	37,000	36,721
Kimco Realty OP LLC:
1.90%, 3/1/2028	204,000	195,259
2.25%, 12/1/2031	1,496,000	1,317,333
2.70%, 10/1/2030	4,000	3,718
3.20%, 4/1/2032	1,514,000	1,388,323
4.60%, 2/1/2033	1,468,000	1,445,143
4.85%, 3/1/2035	300,000	294,246
6.40%, 3/1/2034 (a)	1,819,000	1,968,722
Kite Realty Group LP:
5.20%, 8/15/2032	1,104,000	1,108,714
5.50%, 3/1/2034	1,250,000	1,261,388
Security Description	Principal Amount	Value
Kite Realty Group Trust 4.75%, 9/15/2030 (a)	$74,000	$74,021
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50%, 8/1/2030 (a)	2,032,000	2,038,726
Life Storage LP 2.20%, 10/15/2030	177,000	159,394
Lineage OP LP 5.25%, 7/15/2030	192,000	191,670
LXP Industrial Trust:
2.38%, 10/1/2031	1,367,000	1,186,679
2.70%, 9/15/2030	640,000	583,616
Mid-America Apartments LP:
1.70%, 2/15/2031	1,860,000	1,619,167
3.60%, 6/1/2027	307,000	304,777
3.95%, 3/15/2029	651,000	643,689
4.20%, 6/15/2028	1,544,000	1,541,391
4.65%, 1/15/2033	1,525,000	1,499,563
5.00%, 3/15/2034	25,000	24,844
5.30%, 2/15/2032	6,501,000	6,686,864
National Health Investors, Inc.:
3.00%, 2/1/2031	430,000	387,138
5.35%, 2/1/2033	1,855,000	1,820,979
NNN REIT, Inc.:
4.30%, 10/15/2028	2,255,000	2,247,468
4.60%, 2/15/2031	1,361,000	1,352,344
5.50%, 6/15/2034	177,000	179,701
5.60%, 10/15/2033	848,000	871,973
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	1,751,000	1,539,654
3.38%, 2/1/2031	1,263,000	1,167,858
3.63%, 10/1/2029	1,836,000	1,763,680
4.50%, 4/1/2027	305,000	304,482
4.75%, 1/15/2028	1,290,000	1,290,593
5.20%, 7/1/2030	1,158,000	1,163,616
Phillips Edison Grocery Center Operating Partnership I LP:
4.75%, 3/15/2033	1,027,000	1,000,801
4.95%, 1/15/2035	790,000	764,396
5.25%, 8/15/2032	1,209,000	1,214,622
5.75%, 7/15/2034	427,000	438,559
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	1,642,000	1,378,393
5.63%, 1/15/2033	1,890,000	1,837,231
6.88%, 7/15/2029	1,644,000	1,721,054
Prologis LP:
1.25%, 10/15/2030	35,000	30,389
1.63%, 3/15/2031	420,000	366,891
1.75%, 2/1/2031	100,000	87,844
2.13%, 4/15/2027	1,817,000	1,779,770
2.25%, 4/15/2030	41,000	37,762
2.25%, 1/15/2032	1,731,000	1,520,043
3.38%, 12/15/2027 (a)	10,000	9,864
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 9/15/2028	$1,465,000	$1,450,467
4.00%, 9/15/2028	1,416,000	1,407,277
4.38%, 2/1/2029	10,727,000	10,736,654
4.63%, 1/15/2033	1,268,000	1,253,266
4.75%, 1/15/2031	1,526,000	1,541,123
4.75%, 6/15/2033	1,936,000	1,919,370
4.88%, 6/15/2028	1,524,000	1,542,242
5.00%, 3/15/2034	1,206,000	1,207,387
5.00%, 1/31/2035	19,000	18,919
5.13%, 1/15/2034 (a)	1,550,000	1,566,709
5.25%, 5/15/2035 (a)	1,449,000	1,472,416
Public Storage Operating Co.:
1.85%, 5/1/2028	1,753,000	1,670,872
1.95%, 11/9/2028	1,660,000	1,567,123
2.25%, 11/9/2031 (a)	1,498,000	1,327,303
2.30%, 5/1/2031	1,694,000	1,521,585
3.09%, 9/15/2027	400,000	394,348
4.38%, 7/1/2030	1,277,000	1,275,276
5.00%, 7/1/2035 (a)	1,694,000	1,696,693
5.10%, 8/1/2033 (a)	1,776,000	1,814,308
Rayonier LP 2.75%, 5/17/2031	1,253,000	1,127,399
Realty Income Corp.:
1.80%, 3/15/2033	953,000	785,358
2.10%, 3/15/2028	1,933,000	1,853,051
2.20%, 6/15/2028	744,000	710,260
2.70%, 2/15/2032	1,567,000	1,395,852
2.85%, 12/15/2032	1,521,000	1,348,382
3.10%, 12/15/2029	503,000	479,344
3.20%, 2/15/2031	1,412,000	1,322,988
3.25%, 6/15/2029	8,968,000	8,639,143
3.40%, 1/15/2028	1,607,000	1,580,340
3.95%, 8/15/2027	32,000	31,834
3.95%, 2/1/2029	1,482,000	1,465,253
4.45%, 9/15/2026	612,000	611,988
4.50%, 2/1/2033	1,600,000	1,561,008
4.70%, 12/15/2028	1,588,000	1,599,259
4.75%, 2/15/2029	1,089,000	1,098,910
4.75%, 4/15/2033 (d)	1,485,000	1,463,467
4.85%, 3/15/2030	466,000	471,550
4.90%, 7/15/2033	1,445,000	1,441,807
5.13%, 2/15/2034	1,932,000	1,945,331
5.13%, 4/15/2035	929,000	929,362
5.63%, 10/13/2032	1,429,000	1,490,733
Regency Centers LP:
2.95%, 9/15/2029	200,000	190,468
3.70%, 6/15/2030 (a)	297,000	287,668
4.13%, 3/15/2028	1,411,000	1,407,007
4.50%, 3/15/2033	877,000	855,084
5.00%, 7/15/2032	1,406,000	1,413,747
5.10%, 1/15/2035	1,653,000	1,646,289
5.25%, 1/15/2034	1,068,000	1,078,808
Rexford Industrial Realty LP:
2.13%, 12/1/2030	783,000	693,683
2.15%, 9/1/2031	515,000	447,010
Security Description	Principal Amount	Value
5.00%, 6/15/2028	$600,000	$605,976
Sabra Health Care LP 3.20%, 12/1/2031	1,816,000	1,639,630
Safehold GL Holdings LLC:
2.80%, 6/15/2031	500,000	453,120
2.85%, 1/15/2032 (a)	1,501,000	1,341,654
Simon Property Group LP:
1.75%, 2/1/2028	1,824,000	1,745,532
2.20%, 2/1/2031 (a)	1,225,000	1,098,286
2.25%, 1/15/2032	1,846,000	1,613,072
2.45%, 9/13/2029	2,202,000	2,063,847
2.65%, 7/15/2030	1,304,000	1,211,859
2.65%, 2/1/2032 (a)	1,634,000	1,456,319
3.38%, 6/15/2027	826,000	817,649
3.38%, 12/1/2027	3,161,000	3,118,074
4.30%, 1/15/2031	1,880,000	1,854,488
4.38%, 10/1/2030 (a)	1,885,000	1,874,142
4.75%, 9/26/2034 (a)	1,936,000	1,895,112
5.50%, 3/8/2033	1,565,000	1,621,982
6.25%, 1/15/2034	1,918,000	2,060,411
Store Capital LLC:
2.70%, 12/1/2031	1,780,000	1,549,401
4.95%, 2/11/2031 (b)	600,000	595,116
5.40%, 4/30/2030	2,201,000	2,213,810
Sun Communities Operating LP:
2.70%, 7/15/2031	1,758,000	1,573,603
4.20%, 4/15/2032	213,000	202,855
Tanger Properties LP 3.88%, 7/15/2027	1,683,000	1,669,149
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	777,000	636,301
Series MTN, 2.10%, 8/1/2032	1,417,000	1,198,825
Series MTN, 2.10%, 6/15/2033	1,572,000	1,293,803
3.10%, 11/1/2034	385,000	329,633
Series MTN, 3.20%, 1/15/2030	578,000	551,210
Series GMTN, 3.50%, 1/15/2028	556,000	547,171
Series MTN, 3.50%, 7/1/2027	169,000	167,254
5.13%, 9/1/2034	1,684,000	1,672,650
Ventas Realty LP:
2.50%, 9/1/2031	1,286,000	1,144,424
3.00%, 1/15/2030	3,133,000	2,953,448
3.85%, 4/1/2027	937,000	931,228
4.00%, 3/1/2028	945,000	935,626
4.40%, 1/15/2029	1,351,000	1,344,096
4.75%, 11/15/2030	91,000	91,206
5.00%, 1/15/2035	1,939,000	1,904,098
5.10%, 7/15/2032	1,705,000	1,714,002
5.63%, 7/1/2034	1,214,000	1,244,253
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	$18,000	$16,711
3.40%, 1/15/2028	81,000	78,559
3.95%, 8/15/2027	250,000	246,453
VICI Properties LP:
4.75%, 2/15/2028	2,249,000	2,251,991
4.75%, 4/1/2028	1,319,000	1,320,649
4.95%, 2/15/2030	1,152,000	1,149,408
5.13%, 11/15/2031 (a)	1,885,000	1,870,636
5.13%, 5/15/2032	2,676,000	2,639,339
5.63%, 4/1/2035	981,000	975,732
5.75%, 4/1/2034	1,405,000	1,418,347
Welltower OP LLC:
2.05%, 1/15/2029	1,325,000	1,246,507
2.75%, 1/15/2031	1,202,000	1,105,600
2.75%, 1/15/2032	1,637,000	1,471,663
2.80%, 6/1/2031	1,730,000	1,584,230
3.10%, 1/15/2030	1,027,000	977,201
3.85%, 6/15/2032	1,864,000	1,776,709
4.13%, 3/15/2029	827,000	822,485
4.50%, 7/1/2030	1,865,000	1,864,105
5.13%, 7/1/2035	2,070,000	2,073,850
Weyerhaeuser Co.:
3.38%, 3/9/2033	511,000	460,712
4.00%, 11/15/2029	1,702,000	1,667,586
4.00%, 4/15/2030	1,570,000	1,527,940
7.38%, 3/15/2032	1,721,000	1,918,468
WP Carey, Inc.:
2.25%, 4/1/2033	1,590,000	1,318,031
2.40%, 2/1/2031	88,000	78,724
2.45%, 2/1/2032	2,106,000	1,835,737
3.85%, 7/15/2029	1,043,000	1,018,312
4.65%, 7/15/2030	1,209,000	1,201,262
		488,935,530
RETAIL — 2.2%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	508,940
AutoNation, Inc.:
1.95%, 8/1/2028	782,000	736,464
2.40%, 8/1/2031	1,805,000	1,576,992
3.85%, 3/1/2032	1,382,000	1,284,279
4.45%, 1/15/2029	4,982,000	4,941,247
4.75%, 6/1/2030	1,211,000	1,203,068
5.89%, 3/15/2035 (a)	1,208,000	1,232,800
AutoZone, Inc.:
1.65%, 1/15/2031	103,000	89,450
3.75%, 6/1/2027	1,439,000	1,428,682
3.75%, 4/18/2029 (a)	1,228,000	1,202,138
4.00%, 4/15/2030	1,436,000	1,402,541
4.50%, 2/1/2028	1,752,000	1,756,327
4.75%, 8/1/2032 (a)	1,776,000	1,761,650
4.75%, 2/1/2033	1,344,000	1,325,413
5.10%, 7/15/2029 (a)	1,266,000	1,287,243
5.13%, 6/15/2030	1,441,000	1,466,218
Security Description	Principal Amount	Value
5.20%, 8/1/2033	$670,000	$676,573
5.40%, 7/15/2034 (a)	852,000	865,087
6.25%, 11/1/2028 (a)	1,367,000	1,427,011
6.55%, 11/1/2033	15,000	16,333
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	1,707,000	1,519,640
4.45%, 10/1/2028	895,000	895,519
Costco Wholesale Corp.:
1.60%, 4/20/2030	3,357,000	3,035,769
1.75%, 4/20/2032 (a)	1,668,000	1,440,535
3.00%, 5/18/2027 (a)	1,820,000	1,803,438
Darden Restaurants, Inc.:
3.85%, 5/1/2027	681,000	676,315
4.35%, 10/15/2027	863,000	860,981
6.30%, 10/10/2033 (a)	1,498,000	1,601,811
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (a)	1,830,000	1,664,275
4.00%, 10/1/2029 (b)	790,000	768,781
Dollar General Corp.:
3.50%, 4/3/2030	1,776,000	1,691,747
4.13%, 5/1/2028	1,487,000	1,477,394
5.00%, 11/1/2032 (a)	1,377,000	1,368,063
5.20%, 7/5/2028	1,073,000	1,085,951
5.45%, 7/5/2033 (a)	1,946,000	1,968,827
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	3,427,000	3,049,447
4.20%, 5/15/2028	1,833,000	1,820,921
Ferguson Enterprises, Inc.:
4.35%, 3/15/2031	1,817,000	1,787,637
5.00%, 10/3/2034	1,602,000	1,584,058
Genuine Parts Co.:
1.88%, 11/1/2030	1,318,000	1,136,353
2.75%, 2/1/2032	1,746,000	1,511,809
4.95%, 8/15/2029	645,000	642,614
6.50%, 11/1/2028	768,000	796,070
6.88%, 11/1/2033 (a)	1,731,000	1,870,190
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	866,000	816,032
1.38%, 3/15/2031	1,508,000	1,303,756
1.50%, 9/15/2028 (a)	1,018,000	959,842
2.50%, 4/15/2027	1,693,000	1,666,318
2.70%, 4/15/2030	3,770,000	3,546,967
2.80%, 9/14/2027 (a)	1,248,000	1,227,595
2.88%, 4/15/2027	1,147,000	1,133,075
2.95%, 6/15/2029	2,947,000	2,835,544
3.25%, 4/15/2032	1,764,000	1,646,659
3.75%, 9/15/2028	1,378,000	1,369,580
3.90%, 12/6/2028 (a)	1,088,000	1,083,126
4.50%, 9/15/2032 (a)	1,771,000	1,768,485
4.65%, 9/15/2035	1,426,000	1,390,621
4.75%, 6/25/2029	1,565,000	1,589,539
4.85%, 6/25/2031	1,102,000	1,126,200
4.88%, 6/25/2027	2,763,000	2,789,193
4.90%, 4/15/2029 (a)	1,581,000	1,611,339
4.95%, 6/25/2034	2,346,000	2,362,868
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Lowe's Cos., Inc.:
1.30%, 4/15/2028	$1,243,000	$1,171,391
1.70%, 9/15/2028	2,084,000	1,958,543
1.70%, 10/15/2030	2,134,000	1,882,188
2.63%, 4/1/2031	3,770,000	3,425,874
3.10%, 5/3/2027 (a)	1,882,000	1,859,849
3.65%, 4/5/2029	2,864,000	2,802,138
3.75%, 4/1/2032	2,431,000	2,301,695
3.95%, 10/15/2027	1,699,000	1,693,733
4.00%, 10/15/2028	1,435,000	1,422,702
4.25%, 3/15/2031	2,044,000	2,008,537
4.50%, 4/15/2030	2,145,000	2,147,982
4.50%, 10/15/2032	3,870,000	3,804,752
4.85%, 10/15/2035	1,150,000	1,119,916
5.00%, 4/15/2033 (a)	1,825,000	1,836,370
5.15%, 7/1/2033	2,728,000	2,759,999
5.50%, 10/15/2035	145,000	148,212
6.50%, 3/15/2029	1,917,000	2,022,761
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	1,670,000	1,534,663
Series MTN, 2.63%, 9/1/2029	1,704,000	1,615,562
Series MTN, 3.50%, 7/1/2027	1,769,000	1,753,256
Series MTN, 3.60%, 7/1/2030 (a)	1,797,000	1,745,462
Series MTN, 3.80%, 4/1/2028 (a)	1,844,000	1,830,631
4.40%, 2/12/2031 (a)	1,818,000	1,813,037
4.60%, 5/15/2030	2,335,000	2,356,575
Series MTN, 4.60%, 9/9/2032 (a)	1,280,000	1,283,302
4.80%, 8/14/2028	1,692,000	1,712,795
4.95%, 8/14/2033 (a)	1,797,000	1,825,770
4.95%, 3/3/2035	1,299,000	1,291,998
Series GMTN, 5.00%, 5/17/2029	1,328,000	1,357,920
Series GMTN, 5.20%, 5/17/2034	1,391,000	1,421,880
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	1,146,000	998,315
3.60%, 9/1/2027	1,026,000	1,015,525
3.90%, 6/1/2029	1,024,000	1,007,954
4.20%, 4/1/2030	1,242,000	1,227,021
4.35%, 6/1/2028	973,000	973,477
4.70%, 6/15/2032	1,375,000	1,367,589
5.00%, 8/19/2034	1,345,000	1,331,913
5.10%, 3/12/2036	1,122,000	1,107,706
Ross Stores, Inc. 1.88%, 4/15/2031	1,859,000	1,630,473
Starbucks Corp.:
2.25%, 3/12/2030	1,198,000	1,098,398
2.55%, 11/15/2030	2,203,000	2,013,608
3.00%, 2/14/2032 (a)	1,549,000	1,412,765
3.50%, 3/1/2028	1,168,000	1,149,873
Security Description	Principal Amount	Value
3.55%, 8/15/2029	$1,001,000	$975,164
4.00%, 11/15/2028	7,418,000	7,358,656
4.50%, 5/15/2028	1,928,000	1,931,625
4.80%, 5/15/2030	1,293,000	1,309,059
4.80%, 2/15/2033	988,000	986,093
4.90%, 2/15/2031 (a)	1,698,000	1,718,733
5.00%, 2/15/2034	1,247,000	1,251,464
5.40%, 5/15/2035 (a)	821,000	839,087
Target Corp.:
2.35%, 2/15/2030	1,903,000	1,772,169
2.65%, 9/15/2030	1,350,000	1,255,811
3.38%, 4/15/2029	1,781,000	1,740,251
4.35%, 6/15/2028	1,760,000	1,768,483
4.40%, 1/15/2033 (a)	1,369,000	1,360,841
4.50%, 9/15/2032	1,732,000	1,745,510
4.50%, 9/15/2034	1,603,000	1,560,601
5.00%, 4/15/2035 (a)	1,608,000	1,612,567
6.35%, 11/1/2032	1,589,000	1,738,461
TJX Cos., Inc.:
1.60%, 5/15/2031 (a)	1,560,000	1,362,972
3.88%, 4/15/2030	1,639,000	1,611,285
Tractor Supply Co.:
1.75%, 11/1/2030	1,490,000	1,314,225
5.25%, 5/15/2033	1,883,000	1,910,285
Walmart, Inc.:
1.50%, 9/22/2028	2,260,000	2,132,717
1.80%, 9/22/2031 (a)	3,631,000	3,219,571
2.38%, 9/24/2029	668,000	631,233
3.25%, 7/8/2029 (a)	1,987,000	1,941,478
3.70%, 6/26/2028 (a)	2,176,000	2,164,707
3.90%, 4/15/2028 (a)	4,282,000	4,280,073
3.95%, 9/9/2027 (a)	1,644,000	1,644,789
4.00%, 4/15/2030	2,744,500	2,739,340
4.10%, 4/28/2027	1,474,000	1,477,213
4.10%, 4/15/2033 (a)	2,325,000	2,294,473
4.15%, 9/9/2032 (a)	2,053,000	2,043,905
4.35%, 4/28/2030 (a)	1,733,000	1,749,775
4.90%, 4/28/2035	2,538,000	2,571,603
5.88%, 4/5/2027	537,000	547,901
7.55%, 2/15/2030	1,844,000	2,068,064
		233,347,634
SEMICONDUCTORS — 2.4%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	1,618,000	1,578,116
4.32%, 3/24/2028	1,657,000	1,667,290
Analog Devices, Inc.:
1.70%, 10/1/2028	1,616,000	1,519,751
2.10%, 10/1/2031	1,425,000	1,256,893
3.45%, 6/15/2027	1,789,000	1,773,006
4.25%, 6/15/2028	1,589,000	1,591,050
4.50%, 6/15/2030	799,000	800,942
5.05%, 4/1/2034	1,649,000	1,681,304
Applied Materials, Inc.:
1.75%, 6/1/2030	2,370,000	2,132,455
4.00%, 1/15/2031	2,380,000	2,334,804
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 6/15/2029 (a)	$1,895,000	$1,928,428
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	1,856,000	1,834,211
Broadcom, Inc.:
1.95%, 2/15/2028 (a)	1,774,000	1,703,395
2.45%, 2/15/2031	5,583,000	5,073,049
2.60%, 2/15/2033	3,000,000	2,620,680
3.42%, 4/15/2033	3,726,000	3,408,135
3.47%, 4/15/2034 (a)	6,006,000	5,412,667
4.00%, 4/15/2029 (b)	1,757,000	1,738,604
4.15%, 11/15/2030	7,213,000	7,102,713
4.15%, 4/15/2032 (b)	1,430,000	1,383,825
4.20%, 10/15/2030	1,183,000	1,169,537
4.30%, 1/15/2031 (a)	1,444,000	1,432,000
4.30%, 11/15/2032	1,945,000	1,893,846
4.35%, 2/15/2030	6,255,000	6,234,233
4.55%, 2/15/2032	1,115,000	1,105,300
4.60%, 7/15/2030	2,717,000	2,728,955
4.60%, 1/15/2033	2,022,000	1,992,317
4.75%, 4/15/2029	4,700,000	4,751,136
4.80%, 4/15/2028	1,900,000	1,921,679
4.80%, 10/15/2034	3,240,000	3,190,655
4.80%, 2/15/2036	675,000	657,518
4.90%, 7/15/2032	2,992,000	3,018,928
4.95%, 1/15/2036	11,967,000	11,821,721
5.00%, 4/15/2030 (a)	1,341,000	1,365,500
5.05%, 7/12/2027	844,000	852,913
5.05%, 7/12/2029	11,739,000	11,982,349
5.05%, 4/15/2030	1,839,000	1,876,258
5.15%, 11/15/2031	2,506,000	2,572,183
5.20%, 4/15/2032	1,660,000	1,699,043
5.20%, 7/15/2035	4,482,000	4,514,808
Intel Corp.:
1.60%, 8/12/2028	1,665,000	1,559,755
2.00%, 8/12/2031	2,378,000	2,059,086
2.45%, 11/15/2029	3,760,000	3,489,430
3.15%, 5/11/2027	4,426,000	4,363,018
3.75%, 8/5/2027	1,462,000	1,449,661
3.90%, 3/25/2030	2,418,000	2,344,130
4.00%, 8/5/2029	1,553,000	1,527,282
4.00%, 12/15/2032 (a)	1,879,000	1,768,327
4.15%, 8/5/2032 (a)	1,698,000	1,618,415
4.88%, 2/10/2028	3,038,000	3,058,537
5.00%, 2/21/2031	1,889,000	1,904,169
5.13%, 2/10/2030	1,999,000	2,024,907
5.15%, 2/21/2034 (a)	1,947,000	1,941,471
5.20%, 2/10/2033 (a)	3,874,000	3,903,869
KLA Corp.:
4.10%, 3/15/2029	11,215,000	11,169,804
4.65%, 7/15/2032 (a)	1,605,000	1,612,303
4.70%, 2/1/2034	688,000	682,606
Lam Research Corp. 4.00%, 3/15/2029	2,277,000	2,263,725
Security Description	Principal Amount	Value
Marvell Technology Group Ltd. 4.88%, 6/22/2028	$5,000	$4,990
Marvell Technology, Inc.:
2.45%, 4/15/2028	1,811,000	1,741,802
2.95%, 4/15/2031	200,000	183,554
4.75%, 7/15/2030 (a)	1,907,000	1,913,350
4.88%, 6/22/2028	2,450,000	2,473,765
5.45%, 7/15/2035 (a)	1,747,000	1,774,882
5.75%, 2/15/2029	1,037,000	1,069,520
5.95%, 9/15/2033	1,549,000	1,631,856
Microchip Technology, Inc.:
4.90%, 3/15/2028	1,557,000	1,566,513
5.05%, 3/15/2029 (a)	2,070,000	2,098,752
5.05%, 2/15/2030	2,234,000	2,255,022
Micron Technology, Inc.:
2.70%, 4/15/2032	1,473,000	1,328,307
5.30%, 1/15/2031 (a)	3,313,000	3,466,293
5.65%, 11/1/2032	901,000	948,429
5.80%, 1/15/2035	1,623,000	1,728,057
5.88%, 2/9/2033	1,350,000	1,439,424
5.88%, 9/15/2033 (a)	2,231,000	2,384,292
6.05%, 11/1/2035 (a)	1,237,000	1,334,241
NVIDIA Corp.:
1.55%, 6/15/2028 (a)	1,919,000	1,823,242
2.00%, 6/15/2031	1,861,000	1,667,735
2.85%, 4/1/2030 (a)	2,752,000	2,611,565
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	1,938,000	1,983,795
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,814,000	1,628,972
2.65%, 2/15/2032 (a)	1,159,000	1,022,899
3.15%, 5/1/2027	2,065,000	2,036,648
3.40%, 5/1/2030 (a)	1,694,000	1,614,619
4.30%, 8/19/2028	1,800,000	1,792,134
4.40%, 6/1/2027	1,232,000	1,231,778
4.85%, 8/19/2032	784,000	773,502
5.00%, 1/15/2033	1,633,000	1,625,472
5.25%, 8/19/2035 (a)	1,177,000	1,170,468
Qorvo, Inc. 4.38%, 10/15/2029	1,816,000	1,776,320
QUALCOMM, Inc.:
1.30%, 5/20/2028	1,365,000	1,288,301
1.65%, 5/20/2032 (a)	2,074,000	1,756,222
2.15%, 5/20/2030 (a)	1,885,000	1,725,887
4.25%, 5/20/2032 (a)	1,678,000	1,650,196
4.50%, 5/20/2030 (a)	1,139,000	1,144,763
4.75%, 5/20/2032	5,538,000	5,567,351
5.00%, 5/20/2035 (a)	2,519,000	2,514,818
5.40%, 5/20/2033 (a)	963,000	1,001,924
Skyworks Solutions, Inc. 3.00%, 6/1/2031	2,948,500	2,632,834
Texas Instruments, Inc.:
1.75%, 5/4/2030	3,751,000	3,388,991
1.90%, 9/15/2031 (a)	949,000	834,541
2.25%, 9/4/2029	486,000	455,479
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 11/3/2027	$792,000	$779,415
3.65%, 8/16/2032 (a)	1,025,000	974,324
4.50%, 5/23/2030 (a)	1,149,000	1,153,837
4.60%, 2/15/2028 (a)	1,413,000	1,424,827
4.60%, 2/8/2029 (a)	1,127,000	1,141,583
4.85%, 2/8/2034	917,000	924,978
4.90%, 3/14/2033 (a)	1,789,000	1,819,807
5.10%, 5/23/2035	1,699,000	1,720,730
TSMC Arizona Corp.:
2.50%, 10/25/2031	2,139,000	1,937,057
3.88%, 4/22/2027	1,860,000	1,852,393
4.13%, 4/22/2029 (a)	1,217,000	1,210,331
4.25%, 4/22/2032	1,699,000	1,685,000
Xilinx, Inc. 2.38%, 6/1/2030	1,500,000	1,383,750
		258,134,229
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,627,000	1,541,875
3.48%, 12/1/2027 (a)	1,457,000	1,434,140
4.20%, 5/1/2030	1,658,000	1,627,360
5.35%, 1/15/2030	171,000	174,318
5.75%, 1/15/2035	1,747,000	1,805,210
		6,582,903
SOFTWARE — 2.8%
Adobe, Inc.:
2.30%, 2/1/2030	2,426,000	2,243,031
4.75%, 1/17/2028 (a)	1,085,000	1,097,933
4.80%, 4/4/2029 (a)	2,103,000	2,137,258
4.85%, 4/4/2027 (a)	100,000	100,662
4.95%, 1/17/2030	1,306,000	1,333,335
4.95%, 4/4/2034 (a)	1,246,000	1,247,894
5.30%, 1/17/2035 (a)	1,605,000	1,641,129
Atlassian Corp.:
5.25%, 5/15/2029 (a)	1,373,000	1,381,828
5.50%, 5/15/2034	1,496,000	1,464,345
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	1,732,000	1,521,112
2.85%, 1/15/2030	1,490,000	1,395,042
3.50%, 6/15/2027	1,341,000	1,326,021
5.30%, 6/15/2035 (a)	1,549,000	1,550,564
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,836,000	1,634,444
2.90%, 12/1/2029	1,472,000	1,377,071
Cadence Design Systems, Inc.:
4.20%, 9/10/2027 (a)	1,815,000	1,812,822
4.30%, 9/10/2029	1,843,000	1,837,176
4.70%, 9/10/2034 (a)	1,819,000	1,786,240
Concentrix Corp.:
6.50%, 3/1/2029 (a)	1,917,000	1,864,206
6.60%, 8/2/2028 (a)	1,607,000	1,601,054
6.85%, 8/2/2033 (a)	1,374,000	1,282,423
Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	$1,150,000	$1,088,705
2.25%, 3/1/2031 (a)	1,437,000	1,273,024
3.75%, 5/21/2029	1,773,000	1,720,980
4.45%, 3/10/2028	5,671,000	5,654,441
4.55%, 3/10/2029	1,577,000	1,569,273
4.80%, 3/10/2031	5,714,000	5,667,202
5.10%, 7/15/2032 (a)	1,327,000	1,321,519
Fiserv, Inc.:
2.25%, 6/1/2027	1,911,000	1,859,995
2.65%, 6/1/2030	1,867,000	1,701,024
3.50%, 7/1/2029	5,436,000	5,208,069
4.20%, 10/1/2028 (a)	1,597,000	1,579,162
4.55%, 2/15/2031	1,584,000	1,550,514
4.75%, 3/15/2030	774,000	767,166
5.15%, 8/12/2034 (a)	1,921,000	1,865,310
5.25%, 8/11/2035 (a)	1,482,000	1,440,786
5.35%, 3/15/2031 (a)	1,913,000	1,932,302
5.38%, 8/21/2028	1,379,000	1,399,258
5.45%, 3/2/2028	4,039,000	4,097,242
5.45%, 3/15/2034	2,213,000	2,198,571
5.60%, 3/2/2033 (a)	1,888,000	1,908,202
5.63%, 8/21/2033	2,138,000	2,158,225
Intuit, Inc.:
1.35%, 7/15/2027	1,861,000	1,795,158
1.65%, 7/15/2030 (a)	1,471,000	1,310,720
5.13%, 9/15/2028	770,000	784,699
5.20%, 9/15/2033	2,377,000	2,417,243
Microsoft Corp.:
1.35%, 9/15/2030 (a)	1,658,000	1,475,620
3.40%, 6/15/2027	1,798,000	1,788,578
MSCI, Inc. 5.25%, 9/1/2035 (a)	1,565,000	1,533,168
Oracle Corp.:
2.30%, 3/25/2028 (a)	3,770,000	3,592,810
2.80%, 4/1/2027 (a)	4,260,000	4,187,239
2.88%, 3/25/2031	5,954,000	5,291,022
2.95%, 4/1/2030	6,353,000	5,795,715
3.25%, 11/15/2027	5,272,000	5,144,734
3.25%, 5/15/2030	1,550,000	1,431,905
3.90%, 5/15/2035	2,152,000	1,820,054
4.20%, 9/27/2029	2,266,000	2,195,731
4.30%, 7/8/2034	2,298,000	2,038,372
4.45%, 9/26/2030	4,925,000	4,746,321
4.50%, 5/6/2028	1,496,000	1,490,599
4.55%, 2/4/2029	8,868,000	8,754,046
4.65%, 5/6/2030	1,790,000	1,749,188
4.70%, 9/27/2034	2,757,000	2,514,825
4.80%, 8/3/2028	2,619,000	2,619,995
4.80%, 9/26/2032 (a)	5,310,000	5,052,465
4.90%, 2/6/2033 (a)	9,397,000	8,901,966
4.95%, 2/4/2031 (a)	12,902,000	12,628,994
5.20%, 9/26/2035 (a)	6,726,000	6,303,809
5.25%, 2/3/2032	1,583,000	1,556,311
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 5/4/2033	$5,497,000	$5,348,416
5.50%, 8/3/2035 (a)	1,827,000	1,745,388
5.70%, 2/4/2036	10,691,000	10,278,541
6.15%, 11/9/2029	1,771,000	1,826,167
6.25%, 11/9/2032 (a)	3,635,000	3,729,801
Paychex, Inc.:
5.35%, 4/15/2032	4,405,000	4,427,818
5.60%, 4/15/2035 (a)	2,151,000	2,160,809
Roper Technologies, Inc.:
1.40%, 9/15/2027	1,689,000	1,617,184
1.75%, 2/15/2031 (a)	1,692,000	1,460,179
2.00%, 6/30/2030	1,198,000	1,068,808
2.95%, 9/15/2029 (a)	973,000	919,203
4.20%, 9/15/2028 (a)	1,382,000	1,371,925
4.25%, 9/15/2028	960,000	954,691
4.45%, 9/15/2030	1,662,000	1,636,871
4.50%, 10/15/2029	805,000	800,283
4.75%, 2/15/2032	1,472,000	1,453,320
4.90%, 10/15/2034 (a)	1,486,000	1,434,956
5.10%, 9/15/2035 (a)	1,732,000	1,681,460
Salesforce, Inc.:
1.50%, 7/15/2028	1,408,000	1,322,450
1.95%, 7/15/2031 (a)	1,436,000	1,252,522
3.70%, 4/11/2028 (a)	1,526,000	1,509,061
4.50%, 3/15/2028	7,995,000	7,997,319
4.65%, 3/15/2029	5,401,000	5,411,100
4.90%, 9/15/2031	10,294,000	10,280,000
5.20%, 3/15/2033	4,701,000	4,692,679
5.55%, 3/15/2036	15,902,000	15,853,817
ServiceNow, Inc. 1.40%, 9/1/2030	2,548,000	2,211,129
Synopsys, Inc.:
4.55%, 4/1/2027	1,392,000	1,393,935
4.65%, 4/1/2028	2,240,000	2,249,296
4.85%, 4/1/2030	3,299,000	3,323,578
5.00%, 4/1/2032	3,916,000	3,949,560
5.15%, 4/1/2035 (a)	3,950,000	3,957,149
Take-Two Interactive Software, Inc.:
4.00%, 4/14/2032 (a)	964,000	919,376
4.95%, 3/28/2028	1,839,000	1,854,944
5.40%, 6/12/2029	1,946,000	1,987,138
5.60%, 6/12/2034 (a)	625,000	635,650
VMware LLC:
1.80%, 8/15/2028	1,338,000	1,259,700
2.20%, 8/15/2031	2,731,000	2,399,293
4.70%, 5/15/2030	1,590,000	1,600,414
Workday, Inc.:
3.50%, 4/1/2027	1,717,000	1,701,702
3.70%, 4/1/2029 (a)	1,665,000	1,622,692
3.80%, 4/1/2032 (a)	2,135,000	1,981,792
		303,799,963
TELECOMMUNICATIONS — 3.1%
America Movil SAB de CV:
2.88%, 5/7/2030	1,807,000	1,681,576
Security Description	Principal Amount	Value
3.63%, 4/22/2029	$1,570,000	$1,527,060
4.70%, 7/21/2032	1,430,000	1,412,239
5.00%, 1/20/2033	1,934,000	1,935,857
6.38%, 3/1/2035	1,469,000	1,592,323
AT&T, Inc.:
1.65%, 2/1/2028	4,261,000	4,059,071
2.25%, 2/1/2032 (a)	4,449,000	3,887,492
2.30%, 6/1/2027	6,645,000	6,497,547
2.55%, 12/1/2033	6,950,000	5,879,839
2.75%, 6/1/2031	5,987,000	5,472,118
4.10%, 2/15/2028	2,749,000	2,735,722
4.30%, 2/15/2030	5,870,000	5,831,610
4.35%, 3/1/2029	5,632,000	5,635,942
4.40%, 4/30/2031	2,237,000	2,213,400
4.50%, 5/15/2035	4,640,000	4,396,725
4.55%, 11/1/2032	1,645,000	1,615,703
4.70%, 8/15/2030	1,534,000	1,546,088
4.75%, 4/30/2033 (a)	2,012,000	1,993,651
4.90%, 11/1/2035	1,850,000	1,803,805
5.38%, 8/15/2035 (a)	1,304,000	1,320,026
5.40%, 2/15/2034 (a)	4,794,000	4,901,577
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	1,295,000	1,111,874
5.10%, 5/11/2033 (a)	1,343,000	1,345,565
5.20%, 2/15/2034 (a)	1,656,000	1,660,686
British Telecommunications PLC:
5.13%, 12/4/2028	1,604,000	1,628,092
9.63%, 12/15/2030	4,987,000	5,956,772
Cisco Systems, Inc.:
4.55%, 2/24/2028 (a)	1,540,000	1,557,156
4.75%, 2/24/2030 (a)	1,469,000	1,495,971
4.85%, 2/26/2029	4,814,000	4,902,578
4.95%, 2/26/2031	4,517,000	4,623,646
4.95%, 2/24/2032	2,042,000	2,081,206
5.05%, 2/26/2034	11,453,000	11,611,968
5.10%, 2/24/2035 (a)	2,294,000	2,324,373
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	5,308,000	6,097,883
9.25%, 6/1/2032	1,118,000	1,371,976
Juniper Networks, Inc.:
2.00%, 12/10/2030	1,776,000	1,560,678
3.75%, 8/15/2029	154,000	149,759
Koninklijke KPN NV 8.38%, 10/1/2030	1,312,000	1,509,863
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,107,000	997,208
2.75%, 5/24/2031	1,879,000	1,707,466
4.60%, 2/23/2028	1,765,000	1,772,201
4.60%, 5/23/2029	1,325,000	1,326,458
5.00%, 4/15/2029	1,429,000	1,447,448
5.20%, 8/15/2032	1,204,000	1,221,000
5.40%, 4/15/2034	1,434,000	1,451,394
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 8/15/2035	$406,000	$415,070
5.60%, 6/1/2032	1,822,000	1,888,503
Nokia OYJ 4.38%, 6/12/2027	1,878,000	1,865,887
Orange SA 9.00%, 3/1/2031	6,588,000	7,785,105
Rogers Communications, Inc.:
3.80%, 3/15/2032	11,558,000	10,790,549
5.00%, 2/15/2029	1,787,000	1,805,138
5.30%, 2/15/2034	5,536,000	5,511,254
Sprint Capital Corp.:
6.88%, 11/15/2028	4,880,000	5,158,599
8.75%, 3/15/2032	3,648,000	4,340,938
Telefonica Europe BV 8.25%, 9/15/2030	2,336,000	2,645,170
TELUS Corp.:
3.40%, 5/13/2032	614,000	560,177
3.70%, 9/15/2027	1,848,000	1,825,879
T-Mobile USA, Inc.:
2.05%, 2/15/2028	3,802,000	3,646,726
2.25%, 11/15/2031	1,808,000	1,587,858
2.40%, 3/15/2029	976,000	921,246
2.55%, 2/15/2031 (a)	4,673,000	4,246,355
2.63%, 2/15/2029	1,117,000	1,061,932
2.70%, 3/15/2032	1,009,000	896,971
2.88%, 2/15/2031	3,685,000	3,393,516
3.38%, 4/15/2029	6,097,000	5,910,554
3.50%, 4/15/2031	4,114,000	3,894,436
3.88%, 4/15/2030	13,188,000	12,838,914
4.20%, 10/1/2029	6,672,000	6,624,629
4.63%, 1/15/2033	1,068,000	1,048,146
4.70%, 1/15/2035	561,000	542,027
4.80%, 7/15/2028	210,000	211,970
4.85%, 1/15/2029	1,698,000	1,716,457
4.95%, 3/15/2028	1,212,000	1,225,162
4.95%, 11/15/2035 (a)	850,000	834,165
5.00%, 2/15/2036 (a)	4,424,000	4,349,102
5.05%, 7/15/2033	5,527,000	5,561,102
5.13%, 5/15/2032	2,223,000	2,254,278
5.15%, 4/15/2034 (a)	2,386,000	2,401,581
5.20%, 1/15/2033	1,197,000	1,217,529
5.30%, 5/15/2035 (a)	693,000	698,745
5.75%, 1/15/2034	6,594,000	6,877,212
6.70%, 12/15/2033	1,140,000	1,254,205
Verizon Communications, Inc.:
1.50%, 9/18/2030 (a)	1,716,000	1,505,035
1.68%, 10/30/2030 (a)	1,530,000	1,349,980
1.75%, 1/20/2031	18,652,000	16,375,150
2.10%, 3/22/2028	3,945,000	3,787,871
2.36%, 3/15/2032	8,753,000	7,640,669
2.55%, 3/21/2031	7,391,500	6,710,595
3.15%, 3/22/2030 (a)	1,942,000	1,848,065
3.88%, 2/8/2029 (a)	1,697,000	1,680,132
4.02%, 12/3/2029 (a)	5,724,000	5,646,154
4.33%, 9/21/2028	2,624,000	2,624,656
Security Description	Principal Amount	Value
4.40%, 11/1/2034	$3,408,000	$3,242,882
4.50%, 8/10/2033	2,720,000	2,638,046
4.75%, 1/15/2033	4,096,000	4,043,571
4.78%, 2/15/2035	5,032,000	4,878,927
5.00%, 1/15/2036	6,924,000	6,776,657
5.05%, 5/9/2033 (a)	191,000	193,424
5.25%, 4/2/2035	5,204,000	5,210,089
6.40%, 9/15/2033	1,276,000	1,385,966
7.75%, 12/1/2030	1,339,000	1,510,954
Vodafone Group PLC:
6.25%, 11/30/2032	1,740,000	1,861,156
7.88%, 2/15/2030	656,000	733,611
		330,303,269
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	1,238,000	1,224,345
3.90%, 11/19/2029	1,651,000	1,610,319
4.65%, 3/12/2031	1,207,000	1,193,168
6.05%, 5/14/2034	1,143,000	1,190,229
Mattel, Inc. 5.00%, 11/17/2030	1,223,000	1,217,203
		6,435,264
TRANSPORTATION — 1.0%
Canadian National Railway Co.:
3.85%, 8/5/2032 (a)	1,780,000	1,701,591
4.20%, 3/12/2031	155,000	152,867
4.38%, 9/18/2034 (a)	1,260,000	1,216,681
4.75%, 11/12/2035 (a)	925,000	912,494
5.85%, 11/1/2033 (a)	1,110,000	1,181,595
6.25%, 8/1/2034	1,065,000	1,159,519
6.90%, 7/15/2028	610,000	644,862
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	1,291,000	1,181,071
2.45%, 12/2/2031	1,544,000	1,371,628
2.88%, 11/15/2029	1,647,000	1,564,370
4.00%, 6/1/2028 (a)	1,408,000	1,399,862
4.00%, 3/15/2029	1,505,000	1,487,858
5.20%, 3/30/2035 (a)	1,606,000	1,635,534
7.13%, 10/15/2031	1,496,000	1,668,623
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	2,621,000	2,601,840
CSX Corp.:
2.40%, 2/15/2030	1,469,000	1,365,362
3.25%, 6/1/2027	1,886,000	1,864,764
3.80%, 3/1/2028	100,000	99,159
4.10%, 11/15/2032 (a)	1,634,000	1,584,098
4.25%, 3/15/2029	1,952,000	1,949,404
5.05%, 6/15/2035 (a)	1,615,000	1,620,491
5.20%, 11/15/2033 (a)	1,695,000	1,736,934
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	972,731	837,318
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
FedEx Corp.:
2.40%, 5/15/2031	$212,000	$190,658
3.10%, 8/5/2029	1,485,000	1,422,344
3.40%, 2/15/2028	24,000	23,569
3.90%, 2/1/2035	314,000	288,318
4.25%, 5/15/2030	1,681,000	1,661,408
4.90%, 1/15/2034	862,000	852,682
Fedex Freight Holding Co., Inc.:
4.30%, 3/15/2029 (b)	733,000	724,145
4.65%, 3/15/2031 (b)	1,792,000	1,760,658
4.95%, 3/15/2033 (b)	1,465,000	1,428,683
5.25%, 3/15/2036 (b)	5,286,000	5,110,135
GXO Logistics, Inc.:
2.65%, 7/15/2031	1,687,000	1,502,408
6.25%, 5/6/2029	1,216,000	1,260,919
6.50%, 5/6/2034 (a)	2,102,000	2,205,019
JB Hunt Transport Services, Inc. 4.90%, 3/15/2030 (a)	1,235,000	1,250,252
Kirby Corp. 4.20%, 3/1/2028	1,547,000	1,537,006
Norfolk Southern Corp.:
2.30%, 5/15/2031	1,034,000	926,288
2.55%, 11/1/2029 (a)	783,000	737,390
3.00%, 3/15/2032 (a)	71,000	64,812
3.15%, 6/1/2027 (a)	1,251,000	1,234,712
3.80%, 8/1/2028	1,447,000	1,431,720
4.45%, 3/1/2033	1,681,000	1,649,801
5.05%, 8/1/2030	1,100,000	1,124,189
5.10%, 5/1/2035	665,000	667,128
5.55%, 3/15/2034	830,000	860,967
7.80%, 5/15/2027 (a)	770,000	798,652
Ryder System, Inc.:
4.30%, 12/1/2030	1,711,000	1,682,135
Series MTN, 4.30%, 6/15/2027	860,000	860,077
Series MTN, 4.85%, 6/15/2030 (a)	952,000	958,731
Series MTN, 4.90%, 12/1/2029	1,013,000	1,024,285
Series GMTN, 4.95%, 9/1/2029	1,582,000	1,602,851
5.00%, 3/15/2030 (a)	607,000	615,334
Series MTN, 5.25%, 6/1/2028	1,622,000	1,648,633
Series MTN, 5.38%, 3/15/2029	1,260,000	1,289,560
Series MTN, 5.50%, 6/1/2029	961,000	988,667
6.30%, 12/1/2028	750,000	783,915
6.60%, 12/1/2033 (a)	1,063,000	1,166,164
Union Pacific Corp.:
2.38%, 5/20/2031	1,001,000	906,606
2.80%, 2/14/2032	2,200,000	1,999,800
3.00%, 4/15/2027 (a)	1,292,000	1,276,018
Security Description	Principal Amount	Value
3.38%, 2/1/2035	$1,185,000	$1,056,724
3.70%, 3/1/2029	1,887,000	1,860,903
3.95%, 9/10/2028	3,998,700	3,975,548
4.50%, 1/20/2033 (a)	1,410,000	1,405,544
5.10%, 2/20/2035 (a)	1,431,000	1,457,388
6.63%, 2/1/2029	2,811,000	2,991,354
United Parcel Service, Inc.:
2.50%, 9/1/2029 (a)	2,682,000	2,536,502
3.40%, 3/15/2029	1,621,000	1,585,435
4.45%, 4/1/2030 (a)	303,000	305,179
4.65%, 10/15/2030 (a)	1,634,000	1,656,974
4.88%, 3/3/2033 (a)	2,288,000	2,332,364
5.15%, 5/22/2034 (a)	1,204,000	1,237,435
5.25%, 5/14/2035 (a)	2,238,000	2,285,490
		103,141,404
TRUCKING & LEASING — 0.1%
GATX Corp.:
4.00%, 6/30/2030	402,000	391,202
4.90%, 3/15/2033	1,422,000	1,397,399
5.45%, 9/15/2033	1,496,000	1,518,590
5.50%, 6/15/2035 (a)	2,925,000	2,948,400
6.05%, 3/15/2034	1,267,000	1,331,465
6.90%, 5/1/2034	1,496,000	1,640,693
		9,227,749
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031 (a)	1,592,000	1,425,604
2.80%, 5/1/2030	850,000	798,711
2.95%, 9/1/2027	1,024,000	1,005,578
3.45%, 6/1/2029 (a)	335,000	325,841
3.75%, 9/1/2028	600,000	594,078
4.45%, 6/1/2032 (a)	1,399,000	1,376,896
5.15%, 3/1/2034	1,752,000	1,780,926
5.20%, 4/1/2036 (d)	3,100,000	3,102,728
5.25%, 3/1/2035 (a)	1,352,000	1,373,902
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,635,000	1,464,748
2.70%, 4/15/2030	1,491,000	1,384,244
3.57%, 5/1/2029 (a)	785,000	762,824
4.80%, 8/15/2027	1,580,000	1,585,830
5.13%, 3/15/2036	957,000	943,545
5.25%, 8/15/2035	1,095,000	1,095,164
5.38%, 1/15/2034	1,857,000	1,884,168
United Utilities PLC 6.88%, 8/15/2028	1,340,000	1,406,826
		22,311,613
TOTAL CORPORATE BONDS & NOTES (Cost $10,668,441,621)		10,517,623,345

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	38,977,335	$38,977,335
State Street Navigator Securities Lending Portfolio II (g) (h)	558,179,013	558,179,013
TOTAL SHORT-TERM INVESTMENTS (Cost $597,156,348)		597,156,348
TOTAL INVESTMENTS — 104.3% (Cost $11,265,597,969)		11,114,779,693
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(453,252,574)
NET ASSETS — 100.0%		$10,661,527,119

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.9% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$10,517,623,345	$—	$10,517,623,345
Short-Term Investments	597,156,348	—	—	597,156,348
TOTAL INVESTMENTS	$597,156,348	$10,517,623,345	$—	$11,114,779,693
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	72,871,715	$72,871,715	$1,189,976,783	$1,223,871,163	$—	$—	38,977,335	$38,977,335	$790,727
State Street Navigator Securities Lending Portfolio II	635,670,835	635,670,835	2,748,267,135	2,825,758,957	—	—	558,179,013	558,179,013	1,468,764
Total		$708,542,550	$3,938,243,918	$4,049,630,120	$—	$—		$597,156,348	$2,259,491
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds:
4.50%, 2/15/2036	$13,370,500	$13,623,286
5.38%, 2/15/2031	11,751,500	12,459,344
6.13%, 8/15/2029	1,080,800	1,154,852
6.25%, 5/15/2030	7,956,900	8,645,669
U.S. Treasury Notes:
0.63%, 5/15/2030	107,091,400	93,788,640
0.63%, 8/15/2030	161,419,100	140,157,178
0.88%, 11/15/2030	133,009,300	115,936,310
1.13%, 2/15/2031	108,886,500	95,454,330
1.25%, 8/15/2031	167,049,000	144,967,210
1.38%, 11/15/2031 (a)	167,192,700	144,987,420
1.50%, 2/15/2030	91,669,800	83,885,029
1.63%, 8/15/2029	26,140,100	24,324,589
1.63%, 5/15/2031	103,676,300	92,466,300
1.75%, 11/15/2029 (a)	65,640,600	61,009,861
1.88%, 2/15/2032	160,249,700	142,108,934
2.38%, 5/15/2029	41,252,600	39,502,588
2.63%, 7/31/2029	88,195,400	84,826,061
2.75%, 5/31/2029	65,027,200	62,923,976
2.75%, 8/15/2032 (a)	175,400,300	162,231,575
2.88%, 4/30/2029	36,626,900	35,608,214
2.88%, 5/15/2032	151,051,400	141,280,263
3.13%, 8/31/2029	113,169,000	110,507,761
3.25%, 6/30/2029	46,240,200	45,405,709
3.38%, 5/15/2033 (a)	148,767,500	141,701,044
3.50%, 9/30/2029	87,952,000	86,900,699
3.50%, 1/31/2030	64,000,400	63,105,395
3.50%, 4/30/2030	73,802,200	72,683,635
3.50%, 11/30/2030	110,292,900	108,267,992
3.50%, 2/28/2031	117,679,100	115,399,067
3.50%, 2/15/2033 (a)	148,727,200	143,126,691
3.63%, 8/31/2029 (a)	120,971,600	120,054,863
3.63%, 3/31/2030	75,140,800	74,371,781
3.63%, 8/31/2030	107,137,800	105,832,058
3.63%, 9/30/2030	116,914,700	115,471,534
3.63%, 10/31/2030	105,936,900	104,571,308
3.63%, 12/31/2030	107,057,800	105,610,847
3.63%, 9/30/2031	68,616,600	67,319,317
3.75%, 5/31/2030	73,598,300	73,155,561
3.75%, 6/30/2030	60,248,300	59,857,628
3.75%, 12/31/2030 (a)	55,323,300	54,852,188
3.75%, 1/31/2031	105,390,600	104,501,367
3.75%, 8/31/2031	63,276,100	62,495,036
3.75%, 10/31/2032	69,348,200	67,907,058
3.75%, 11/30/2032	67,503,000	66,068,561
3.75%, 2/28/2033 (a)	69,430,900	67,857,856
3.88%, 9/30/2029	49,925,700	49,929,601
3.88%, 11/30/2029 (a)	68,555,100	68,544,388
3.88%, 12/31/2029	80,850,200	80,812,301
3.88%, 4/30/2030 (a)	114,623,300	114,506,886
3.88%, 6/30/2030	107,822,400	107,662,352
3.88%, 7/31/2030 (a)	107,958,900	107,781,780
Security Description	Principal Amount	Value
3.88%, 3/31/2031	$74,500,000	$74,261,368
3.88%, 8/31/2032	67,268,100	66,427,249
3.88%, 9/30/2032	66,485,400	65,623,167
3.88%, 12/31/2032 (a)	75,869,600	74,778,974
3.88%, 8/15/2033 (a)	162,218,300	159,252,747
3.88%, 8/15/2034	180,984,000	176,374,564
4.00%, 7/31/2029	101,844,200	102,305,682
4.00%, 10/31/2029	57,526,100	57,755,306
4.00%, 2/28/2030 (a)	169,940,300	170,577,576
4.00%, 3/31/2030	117,760,100	118,192,501
4.00%, 5/31/2030	114,554,600	114,957,332
4.00%, 7/31/2030	50,997,300	51,164,635
4.00%, 1/31/2031	55,592,700	55,705,623
4.00%, 4/30/2032	73,237,200	72,974,004
4.00%, 6/30/2032	71,580,800	71,267,634
4.00%, 7/31/2032	69,228,300	68,887,567
4.00%, 1/31/2033	73,497,700	72,946,467
4.00%, 2/15/2034 (a)	184,838,500	182,354,733
4.00%, 11/15/2035	178,995,700	174,604,712
4.13%, 10/31/2029	81,898,800	82,570,626
4.13%, 11/30/2029	107,654,100	108,545,611
4.13%, 8/31/2030	98,258,400	99,018,368
4.13%, 3/31/2031	47,953,800	48,294,722
4.13%, 7/31/2031 (a)	68,948,000	69,389,698
4.13%, 10/31/2031	76,049,700	76,453,714
4.13%, 11/30/2031	77,538,900	77,920,537
4.13%, 2/29/2032	79,833,400	80,132,775
4.13%, 3/31/2032	77,066,300	77,337,237
4.13%, 5/31/2032	72,233,300	72,430,813
4.13%, 11/15/2032	158,409,700	158,483,955
4.13%, 2/15/2036 (a)	115,913,100	114,101,958
4.25%, 6/30/2029 (a)	106,706,000	108,023,152
4.25%, 1/31/2030	125,609,700	127,189,635
4.25%, 2/28/2031 (a)	69,592,500	70,495,028
4.25%, 6/30/2031	58,806,300	59,545,973
4.25%, 3/31/2033	68,000,000	68,467,500
4.25%, 11/15/2034	189,524,800	189,465,573
4.25%, 5/15/2035	188,030,300	187,530,845
4.25%, 8/15/2035	191,068,200	190,381,549
4.38%, 12/31/2029	106,671,300	108,479,712
4.38%, 11/30/2030	81,109,100	82,579,202
4.38%, 1/31/2032	69,298,200	70,483,849
4.38%, 5/15/2034	182,866,500	184,780,884
4.50%, 5/31/2029	91,635,400	93,417,995
4.50%, 12/31/2031	80,352,900	82,273,837
4.50%, 11/15/2033 (a)	176,746,600	180,419,615
4.63%, 4/30/2029	79,862,600	81,671,987
4.63%, 9/30/2030	54,946,400	56,513,231
4.63%, 4/30/2031	49,953,700	51,436,700
4.63%, 5/31/2031	70,052,000	72,131,669
4.63%, 2/15/2035 (a)	188,911,700	193,811,597
4.88%, 10/31/2030 (a)	69,611,700	72,314,592
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,780,937,523)		9,694,109,873

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $17,174,430)	17,174,431	$17,174,431
TOTAL INVESTMENTS — 99.0% (Cost $9,798,111,953)		9,711,284,304
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		97,259,565
NET ASSETS — 100.0%		$9,808,543,869

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$9,694,109,873	$—	$9,694,109,873
Short-Term Investment	17,174,431	—	—	17,174,431
TOTAL INVESTMENTS	$17,174,431	$9,694,109,873	$—	$9,711,284,304
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,207,769	$17,207,769	$594,075,464	$594,108,802	$—	$—	17,174,431	$17,174,431	$418,845
State Street Navigator Securities Lending Portfolio II	—	—	925,412,954	925,412,954	—	—	—	—	33,052
Total		$17,207,769	$1,519,488,418	$1,519,521,756	$—	$—		$17,174,431	$451,897
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.1%
Omnicom Group, Inc.:
3.38%, 3/1/2041	$20,000	$14,767
5.30%, 6/2/2036	1,100,000	1,061,335
5.40%, 10/1/2048	185,000	160,966
		1,237,068
AEROSPACE & DEFENSE — 2.8%
Boeing Co.:
3.38%, 6/15/2046	437,000	300,966
3.50%, 3/1/2039	268,000	215,477
3.55%, 3/1/2038	182,000	151,129
3.63%, 3/1/2048	125,000	86,935
3.65%, 3/1/2047	196,000	137,631
3.75%, 2/1/2050	754,000	534,548
3.83%, 3/1/2059	385,000	258,424
3.85%, 11/1/2048	268,000	192,815
3.90%, 5/1/2049	711,000	519,229
3.95%, 8/1/2059	543,000	373,416
5.71%, 5/1/2040	1,622,000	1,624,774
5.81%, 5/1/2050	2,755,000	2,659,401
5.88%, 2/15/2040	271,000	271,908
5.93%, 5/1/2060	1,915,000	1,843,513
6.63%, 2/15/2038	177,000	192,965
6.86%, 5/1/2054	1,578,000	1,736,131
6.88%, 3/15/2039	419,000	460,741
7.01%, 5/1/2064	787,000	870,367
Embraer Netherlands Finance BV 5.40%, 1/9/2038	480,000	457,910
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	38,366
General Dynamics Corp.:
2.85%, 6/1/2041	168,000	125,382
3.60%, 11/15/2042	102,000	81,323
4.25%, 4/1/2040	248,000	222,922
4.25%, 4/1/2050	626,000	523,236
General Electric Co.:
4.35%, 5/1/2050	439,000	369,260
4.50%, 3/11/2044	481,000	426,233
Series MTN, 5.88%, 1/14/2038	257,000	273,592
Series A, 6.88%, 1/10/2039	184,000	211,869
Honeywell Aerospace, Inc.:
5.62%, 3/16/2046 (a)	465,000	457,918
5.73%, 3/16/2056 (a)	2,165,000	2,140,535
5.85%, 3/16/2066 (a)	440,000	436,176
Howmet Aerospace, Inc. 5.95%, 2/1/2037	162,000	172,527
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	268,000	248,905
5.50%, 8/15/2054	369,000	352,520
5.60%, 7/31/2053 (b)	220,000	213,565
Security Description	Principal Amount	Value
6.15%, 12/15/2040	$199,000	$211,774
Lockheed Martin Corp.:
2.80%, 6/15/2050	325,000	202,608
3.80%, 3/1/2045	528,000	416,381
4.07%, 12/15/2042	962,604	813,545
4.09%, 9/15/2052	850,000	663,935
4.15%, 6/15/2053	620,000	488,318
4.70%, 5/15/2046	992,000	879,616
5.20%, 2/15/2055 (b)	513,000	476,387
5.20%, 2/15/2064	405,000	367,841
5.70%, 11/15/2054 (b)	817,000	816,167
5.72%, 6/1/2040	198,000	209,730
5.90%, 11/15/2063	392,000	400,299
Series B, 6.15%, 9/1/2036	174,000	190,758
Northrop Grumman Corp.:
3.85%, 4/15/2045	193,000	151,449
4.03%, 10/15/2047	1,131,000	889,430
4.75%, 6/1/2043	235,000	212,379
4.95%, 3/15/2053	698,000	618,079
5.05%, 11/15/2040	257,000	248,259
5.15%, 5/1/2040	174,000	169,833
5.20%, 6/1/2054	772,000	711,529
5.25%, 5/1/2050	755,000	699,787
RTX Corp.:
2.82%, 9/1/2051	60,000	36,687
3.13%, 7/1/2050	705,000	463,545
3.75%, 11/1/2046	297,000	225,762
4.05%, 5/4/2047	728,000	576,328
4.15%, 5/15/2045	149,000	121,854
4.35%, 4/15/2047	597,000	494,704
4.45%, 11/16/2038	227,382	209,799
4.50%, 6/1/2042	1,805,000	1,601,811
4.63%, 11/16/2048	1,472,000	1,252,643
4.70%, 12/15/2041	269,000	243,937
4.80%, 12/15/2043	188,000	169,429
4.88%, 10/15/2040	304,000	288,463
5.38%, 2/27/2053	885,000	829,227
5.70%, 4/15/2040	96,000	98,677
6.05%, 6/1/2036	167,000	179,582
6.13%, 7/15/2038	164,000	176,366
6.40%, 3/15/2054	1,173,000	1,264,295
		37,253,822
AGRICULTURE — 1.3%
Altria Group, Inc.:
3.40%, 2/4/2041	800,000	603,976
3.70%, 2/4/2051	755,000	519,010
3.88%, 9/16/2046	772,000	567,659
4.00%, 2/4/2061	450,000	314,608
4.25%, 8/9/2042	644,000	524,628
4.45%, 5/6/2050	208,000	162,544
4.50%, 5/2/2043	442,000	367,258
5.38%, 1/31/2044	921,000	855,112
5.80%, 2/14/2039	1,204,000	1,209,093
5.95%, 2/14/2049	1,360,000	1,318,384
6.20%, 2/14/2059	1,000	987
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	$140,000	$83,665
3.75%, 9/15/2047	430,000	327,368
4.02%, 4/16/2043	352,000	290,819
4.50%, 3/15/2049	355,000	299,219
4.54%, 3/26/2042	295,000	261,751
BAT Capital Corp.:
3.73%, 9/25/2040	238,000	189,581
3.98%, 9/25/2050 (b)	307,000	222,775
4.54%, 8/15/2047	1,210,000	979,785
4.76%, 9/6/2049	592,000	489,862
5.28%, 4/2/2050	435,000	385,462
5.65%, 3/16/2052	488,000	452,278
7.08%, 8/2/2043	610,000	671,110
7.08%, 8/2/2053	679,000	751,144
Philip Morris International, Inc.:
3.88%, 8/21/2042	521,000	418,452
4.13%, 3/4/2043	678,000	561,065
4.25%, 11/10/2044	633,000	524,301
4.38%, 11/15/2041	400,000	347,436
4.50%, 3/20/2042	574,000	500,746
4.88%, 11/15/2043	287,000	258,027
6.38%, 5/16/2038	632,000	689,676
Reynolds American, Inc.:
5.85%, 8/15/2045	1,390,000	1,345,089
6.15%, 9/15/2043	512,000	514,857
7.25%, 6/15/2037	172,000	195,930
		17,203,657
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series A, Class A, 2.88%, 1/11/2036	80,420	71,923
Class A, 4.90%, 11/11/2039	120,000	115,641
JetBlue Pass-Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	96,422	85,010
United Airlines Pass-Through Trust:
Series AA, Class AA, 5.45%, 8/15/2038	361,802	368,296
Series 2023-1, Class A, 5.80%, 7/15/2037	175,751	180,976
		821,846
APPAREL — 0.1%
NIKE, Inc.:
3.25%, 3/27/2040	377,000	296,707
3.38%, 11/1/2046	512,000	365,901
3.38%, 3/27/2050	942,000	655,679
3.63%, 5/1/2043	222,000	173,033
3.88%, 11/1/2045 (b)	580,000	454,163
		1,945,483
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.4%
Cummins, Inc.:
2.60%, 9/1/2050	$355,000	$210,841
4.88%, 10/1/2043	227,000	212,308
5.45%, 2/20/2054 (b)	768,000	741,704
Ford Motor Co.:
4.75%, 1/15/2043	1,314,000	991,754
5.29%, 12/8/2046	685,000	536,321
7.40%, 11/1/2046	190,000	192,077
General Motors Co.:
5.15%, 4/1/2038	487,000	456,168
5.40%, 4/1/2048 (b)	621,800	543,926
5.95%, 4/1/2049 (b)	564,000	527,154
6.25%, 10/2/2043	1,044,000	1,026,127
6.60%, 4/1/2036	47,000	49,964
6.75%, 4/1/2046	414,000	427,683
		5,916,027
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051 (b)	20,000	12,334
4.15%, 5/1/2052	839,000	627,732
4.40%, 10/1/2046	328,000	263,804
5.40%, 3/15/2049	357,000	327,133
5.75%, 9/13/2054 (b)	515,000	495,064
BorgWarner, Inc. 4.38%, 3/15/2045 (b)	400,000	327,300
Lear Corp.:
3.55%, 1/15/2052	313,000	207,328
5.25%, 5/15/2049 (b)	287,000	255,697
		2,516,392
BANKS — 8.2%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	2,805,000	2,010,063
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	843,000	516,439
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	100,000	63,113
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	3,853,000	2,935,215
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	750,000	520,807
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	1,004,000	773,803
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	566,000	491,843
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	3,329,000	2,572,884
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	30,000	27,171
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	$1,675,000	$1,357,973
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	1,432,000	1,198,928
Series L, 4.75%, 4/21/2045 (b)	1,503,000	1,312,450
Series MTN, 4.88%, 4/1/2044	204,000	187,407
Series MTN, 5.00%, 1/21/2044	683,000	634,958
Series MTN, 5.88%, 2/7/2042	30,000	30,875
6.11%, 1/29/2037	1,178,000	1,236,205
7.75%, 5/14/2038	554,000	657,459
Bank of America NA 6.00%, 10/15/2036	264,000	278,290
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	361,000	267,227
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	828,000	642,271
4.95%, 1/10/2047 (b)	641,000	565,856
5.25%, 8/17/2045	403,000	373,037
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	1,023,000	1,007,849
SOFR + 2.42%, 6.04%, 3/12/2055 (b) (c)	289,000	296,118
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	660,000	470,692
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	585,000	503,761
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	736,000	596,543
4.65%, 7/30/2045	490,000	428,334
4.65%, 7/23/2048	1,632,000	1,381,814
4.75%, 5/18/2046	1,350,000	1,136,538
5.30%, 5/6/2044	319,000	294,405
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	1,068,000	1,033,440
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	1,301,000	1,250,222
5.88%, 1/30/2042	730,000	740,665
6.13%, 8/25/2036	170,000	176,350
6.68%, 9/13/2043	410,000	438,893
8.13%, 7/15/2039	1,017,000	1,267,741
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	1,025,000	993,430
5.25%, 8/4/2045	663,000	604,099
5.75%, 12/1/2043	791,000	770,363
Fifth Third Bancorp 8.25%, 3/1/2038	450,000	541,759
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	$1,308,000	$969,254
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,171,000	879,269
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	1,392,000	1,214,367
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	1,125,000	1,007,617
4.75%, 10/21/2045	1,118,000	968,568
Series MTN, 4.80%, 7/8/2044	1,298,000	1,145,186
5.15%, 5/22/2045	1,468,000	1,314,447
SOFR + 1.32%, 5.54%, 1/21/2047 (c)	1,855,000	1,766,776
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,768,000	1,697,846
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,813,000	1,764,557
6.25%, 2/1/2041	1,500,000	1,583,295
6.45%, 5/1/2036	164,000	173,525
6.75%, 10/1/2037	2,033,000	2,191,757
HSBC Bank USA NA:
5.88%, 11/1/2034	81,000	84,355
7.00%, 1/15/2039	372,000	414,609
HSBC Holdings PLC:
5.25%, 3/14/2044 (b)	468,000	437,865
6.10%, 1/14/2042	370,000	391,601
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,796,000	1,891,404
6.50%, 5/2/2036	161,000	168,950
6.50%, 9/15/2037	3,209,000	3,378,480
6.80%, 6/1/2038	92,000	98,871
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	643,000	490,287
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	1,540,000	1,006,267
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	2,386,000	1,619,521
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	772,000	677,554
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	1,251,000	960,193
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	2,323,000	1,802,996
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	1,076,000	848,975
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	$1,346,000	$1,099,224
4.85%, 2/1/2044	242,000	221,607
4.95%, 6/1/2045	1,078,000	975,234
5.40%, 1/6/2042	461,000	452,702
5.50%, 10/15/2040	30,000	30,514
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	2,138,000	2,098,554
5.60%, 7/15/2041	822,000	825,666
5.63%, 8/16/2043 (b)	858,000	851,985
6.40%, 5/15/2038	1,623,000	1,784,294
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	709,000	511,068
4.34%, 1/9/2048	695,000	558,815
5.30%, 12/1/2045	235,000	214,983
1 yr. CMT + 0.82%, 5.67%, 2/10/2047 (c)	1,000,000	972,280
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	400,000	337,152
4.15%, 3/7/2039 (b)	244,000	219,222
4.29%, 7/26/2038 (b)	146,000	134,622
Mizuho Financial Group, Inc. 1 yr. CMT + 0.85%, 5.05%, 5/12/2037 (b) (c)	365,000	358,269
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	220,000	133,927
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	1,145,000	861,658
3.97%, 7/22/2038 (c)	699,000	609,940
4.30%, 1/27/2045	976,000	805,747
Series MTN, 4.38%, 1/22/2047	1,390,000	1,140,509
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	238,000	218,215
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	1,604,000	1,519,068
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b) (c)	1,106,000	1,070,663
SOFR + 1.78%, 5.90%, 3/13/2047 (c)	2,140,000	2,130,734
6.38%, 7/24/2042	1,163,000	1,246,108
NatWest Group PLC 1 yr. CMT + 1.30%, 5.91%, 3/3/2047 (b) (c)	455,000	442,360
Regions Bank 6.45%, 6/26/2037	179,000	188,403
Regions Financial Corp. 7.38%, 12/10/2037	128,000	144,942
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	189,000	128,679
Security Description	Principal Amount	Value
2.93%, 9/17/2041	$684,000	$486,290
3.05%, 1/14/2042	142,000	105,408
SOFR + 1.36%, 5.57%, 1/15/2047 (c)	790,000	763,330
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	745,000	724,676
5.84%, 7/9/2044	370,000	366,578
6.18%, 7/13/2043	218,000	229,199
UBS AG 4.50%, 6/26/2048	760,000	633,445
UBS Group AG 4.88%, 5/15/2045	1,143,000	1,012,024
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	2,069,000	1,553,488
3.90%, 5/1/2045	404,000	315,120
Series MTN, 4.40%, 6/14/2046	1,353,000	1,080,398
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	2,128,000	1,764,942
Series MTN, 4.65%, 11/4/2044	1,370,000	1,147,937
Series MTN, 4.75%, 12/7/2046	1,236,000	1,036,374
Series GMTN, 4.90%, 11/17/2045	1,406,000	1,206,573
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	3,345,000	2,951,661
5.38%, 11/2/2043	1,259,000	1,177,807
SOFR + 1.23%, 5.43%, 1/23/2047 (c)	1,330,000	1,258,991
5.61%, 1/15/2044	1,642,600	1,567,533
Wells Fargo Bank NA:
5.85%, 2/1/2037	738,000	760,428
5.95%, 8/26/2036	218,000	226,942
6.60%, 1/15/2038	227,000	248,247
Westpac Banking Corp.:
2.96%, 11/16/2040	528,000	390,023
3.13%, 11/18/2041 (b)	793,000	580,571
4.42%, 7/24/2039	474,000	424,315
		107,835,126
BEVERAGES — 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046	4,903,000	4,420,692
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	347,000	284,936
4.63%, 2/1/2044	395,000	347,821
4.90%, 2/1/2046	727,000	655,492
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	380,000	304,768
4.38%, 4/15/2038	65,000	60,580
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.44%, 10/6/2048	$1,017,000	$851,056
4.60%, 4/15/2048	322,000	277,905
4.75%, 4/15/2058	308,000	261,954
4.95%, 1/15/2042	538,000	501,755
5.45%, 1/23/2039	2,634,000	2,676,565
5.55%, 1/23/2049	2,526,000	2,448,578
5.80%, 1/23/2059	1,114,000	1,118,022
8.00%, 11/15/2039	168,000	210,037
8.20%, 1/15/2039	502,000	631,395
Brown-Forman Corp.:
4.00%, 4/15/2038	60,000	52,700
4.50%, 7/15/2045	248,000	209,230
Coca-Cola Co.:
2.50%, 6/1/2040	284,000	207,891
2.50%, 3/15/2051	60,000	35,210
2.60%, 6/1/2050	60,000	36,376
2.75%, 6/1/2060	190,000	108,632
2.88%, 5/5/2041 (b)	276,000	208,024
4.20%, 3/25/2050	263,000	215,899
5.20%, 1/14/2055 (b)	1,036,000	980,740
5.30%, 5/13/2054	800,000	765,600
5.40%, 5/13/2064	1,156,000	1,097,680
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	209,000	199,654
Constellation Brands, Inc.:
3.75%, 5/1/2050 (b)	205,000	147,397
4.10%, 2/15/2048	274,000	209,884
4.50%, 5/9/2047	289,000	235,414
5.25%, 11/15/2048	485,000	436,078
Diageo Capital PLC:
3.88%, 4/29/2043	333,000	265,264
5.88%, 9/30/2036	247,000	261,442
Diageo Investment Corp. 4.25%, 5/11/2042 (b)	626,000	533,365
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	7,000	6,036
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051	290,000	186,148
3.80%, 5/1/2050	489,000	340,706
4.42%, 12/15/2046	233,000	182,003
4.50%, 11/15/2045	307,000	248,090
4.50%, 4/15/2052	497,000	386,234
5.09%, 5/25/2048	454,000	389,732
Maple Parent Holdings Corp. 6.63%, 3/26/2056 (a)	250,000	247,555
Molson Coors Beverage Co.:
4.20%, 7/15/2046	920,000	717,756
5.00%, 5/1/2042	566,682	509,237
PepsiCo, Inc.:
2.63%, 10/21/2041	264,000	188,676
2.75%, 10/21/2051	110,000	67,528
3.38%, 7/29/2049	495,000	350,010
3.45%, 10/6/2046	354,000	262,480
3.50%, 3/19/2040	238,000	197,604
3.60%, 8/13/2042	198,000	159,117
Security Description	Principal Amount	Value
3.63%, 3/19/2050	$412,000	$303,516
4.00%, 3/5/2042	267,000	225,468
4.00%, 5/2/2047	582,000	465,844
4.20%, 7/18/2052	648,000	521,556
4.25%, 10/22/2044	254,000	215,641
4.45%, 4/14/2046	444,000	384,651
4.65%, 2/15/2053	1,306,000	1,127,901
4.88%, 11/1/2040	147,000	141,712
5.50%, 1/15/2040	150,000	154,050
		29,237,287
BIOTECHNOLOGY — 1.9%
Amgen, Inc.:
2.80%, 8/15/2041	211,000	152,028
3.00%, 1/15/2052	60,000	38,612
3.15%, 2/21/2040	652,000	506,591
3.38%, 2/21/2050	375,000	264,004
4.20%, 2/22/2052	236,000	183,011
4.40%, 5/1/2045	696,000	586,846
4.40%, 2/22/2062	793,000	613,631
4.56%, 6/15/2048	398,000	333,122
4.66%, 6/15/2051	1,459,000	1,224,991
4.88%, 3/1/2053	584,000	504,477
4.95%, 10/1/2041	320,000	295,949
5.15%, 11/15/2041	341,000	323,919
5.50%, 2/19/2046	1,200,000	1,153,368
5.60%, 3/2/2043	911,000	899,020
5.65%, 6/15/2042	189,000	187,392
5.65%, 3/2/2053	2,960,000	2,864,925
5.65%, 2/19/2056	1,200,000	1,160,796
5.75%, 3/15/2040	242,000	247,777
5.75%, 3/2/2063	1,732,000	1,664,625
6.38%, 6/1/2037	126,000	137,403
6.40%, 2/1/2039	290,000	313,719
Baxalta, Inc. 5.25%, 6/23/2045	645,000	600,798
Biogen, Inc.:
3.15%, 5/1/2050	662,000	416,292
3.25%, 2/15/2051	419,000	264,728
5.20%, 9/15/2045	478,000	430,592
6.45%, 5/15/2055	550,000	570,955
Gilead Sciences, Inc.:
2.60%, 10/1/2040	286,000	206,935
2.80%, 10/1/2050	705,000	437,763
4.00%, 9/1/2036	213,000	196,235
4.15%, 3/1/2047	907,000	734,108
4.50%, 2/1/2045	1,191,000	1,027,619
4.75%, 3/1/2046	1,474,000	1,307,394
4.80%, 4/1/2044	985,000	889,268
5.50%, 11/15/2054 (b)	805,000	780,214
5.55%, 10/15/2053	796,000	773,943
5.60%, 11/15/2064 (b)	300,000	290,496
5.65%, 12/1/2041 (b)	507,000	516,729
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	90,000	54,403
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Royalty Pharma PLC:
3.30%, 9/2/2040	$141,000	$106,861
3.35%, 9/2/2051	259,000	167,337
3.55%, 9/2/2050	784,000	528,839
5.90%, 9/2/2054	431,000	414,458
5.95%, 9/25/2055	330,000	321,176
		24,693,349
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	313,000	230,046
2.80%, 5/15/2050	679,000	419,731
CF Industries, Inc.:
4.95%, 6/1/2043	303,000	270,406
5.38%, 3/15/2044	435,000	406,129
Dow Chemical Co.:
3.60%, 11/15/2050	450,000	288,887
4.38%, 11/15/2042	899,000	704,277
4.63%, 10/1/2044	206,000	162,390
4.80%, 5/15/2049	353,000	273,660
5.25%, 11/15/2041	559,000	491,769
5.55%, 11/30/2048 (b)	666,000	573,373
5.60%, 2/15/2054	584,000	502,649
5.95%, 3/15/2055 (b)	457,000	412,529
6.90%, 5/15/2053 (b)	691,000	704,986
7.38%, 11/1/2029	10,000	10,816
9.40%, 5/15/2039	185,000	234,119
DuPont de Nemours, Inc. 5.42%, 11/15/2048	20,000	18,459
Eastman Chemical Co.:
4.65%, 10/15/2044 (b)	458,000	383,786
4.80%, 9/1/2042 (b)	435,000	379,746
Ecolab, Inc.:
2.13%, 8/15/2050	270,000	144,555
2.70%, 12/15/2051	240,000	144,490
2.75%, 8/18/2055	75,000	44,153
3.95%, 12/1/2047	250,000	198,920
5.50%, 12/8/2041	543,000	552,796
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	268,000	210,940
5.00%, 9/26/2048	424,000	366,692
Linde, Inc. 3.55%, 11/7/2042	353,000	277,486
LYB International Finance BV:
4.88%, 3/15/2044 (b)	525,000	430,778
5.25%, 7/15/2043	608,000	522,831
LYB International Finance III LLC:
3.38%, 10/1/2040	434,000	314,424
3.63%, 4/1/2051 (b)	486,000	313,106
3.80%, 10/1/2060	264,000	161,695
4.20%, 10/15/2049	597,000	421,267
4.20%, 5/1/2050	635,000	447,878
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	457,000	342,307
Security Description	Principal Amount	Value
Mosaic Co.:
4.88%, 11/15/2041 (b)	$101,000	$88,836
5.63%, 11/15/2043	526,000	489,643
Nutrien Ltd.:
3.95%, 5/13/2050	180,000	134,087
4.90%, 6/1/2043	251,000	223,335
5.00%, 4/1/2049	267,000	234,752
5.25%, 1/15/2045	297,000	273,490
5.63%, 12/1/2040	175,000	171,451
5.80%, 3/27/2053 (b)	310,000	303,428
5.88%, 12/1/2036	133,000	136,991
6.13%, 1/15/2041	290,000	302,400
RPM International, Inc.:
4.25%, 1/15/2048	297,000	235,384
5.25%, 6/1/2045	173,000	160,528
Sherwin-Williams Co.:
3.30%, 5/15/2050	211,000	140,298
3.80%, 8/15/2049	145,000	105,949
4.00%, 12/15/2042	10,000	8,047
4.50%, 6/1/2047	483,000	401,663
4.55%, 8/1/2045	323,000	271,113
Westlake Corp.:
2.88%, 8/15/2041	239,000	162,606
3.13%, 8/15/2051	295,000	179,003
4.38%, 11/15/2047	292,000	225,421
5.00%, 8/15/2046	382,000	328,085
6.38%, 11/15/2055 (b)	610,000	600,996
		16,539,582
COMMERCIAL SERVICES — 1.3%
American University Series 2019, 3.67%, 4/1/2049	372,000	277,021
California Endowment Series 2021, 2.50%, 4/1/2051	205,000	119,980
California Institute of Technology:
3.65%, 9/1/2119	480,000	299,702
4.32%, 8/1/2045	157,000	134,423
4.70%, 11/1/2111	206,000	164,915
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	424,000	381,795
Claremont Mckenna College 3.78%, 1/1/2122	348,000	224,892
Duke University:
Series 2020, 2.68%, 10/1/2044	405,000	301,263
Series 2020, 2.76%, 10/1/2050	7,000	4,437
Series 2020, 2.83%, 10/1/2055	20,000	12,363
Emory University Series 2020, 2.97%, 9/1/2050	60,000	39,203
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	$60,000	$35,573
Series 2020, 2.82%, 6/1/2070 (b)	440,000	246,330
George Washington University:
Series 2018, 4.13%, 9/15/2048 (b)	465,000	374,618
Series 2014, 4.30%, 9/15/2044	147,000	123,899
Series 2015, 4.87%, 9/15/2045	152,000	138,065
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (b)	105,000	67,100
Series B, 4.32%, 4/1/2049	374,000	306,085
5.12%, 4/1/2053 (b)	172,000	158,247
Series A, 5.22%, 10/1/2118	183,000	159,732
Global Payments, Inc.:
4.15%, 8/15/2049	419,000	297,637
5.95%, 8/15/2052 (b)	645,000	593,548
Howard University Series 22A, 5.21%, 10/1/2052	345,000	287,447
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	55,000	31,886
Series 2013, 4.08%, 7/1/2053	261,000	208,098
Leland Stanford Junior University:
2.41%, 6/1/2050	540,000	322,326
3.65%, 5/1/2048	269,000	208,306
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	2,000	1,120
Series F, 2.99%, 7/1/2050	320,000	213,354
3.07%, 4/1/2052	370,000	247,215
3.89%, 7/1/2116	266,000	181,345
3.96%, 7/1/2038	11,000	10,081
4.68%, 7/1/2114	239,000	195,464
5.60%, 7/1/2111	481,000	470,923
5.62%, 6/1/2055	613,000	622,072
Moody's Corp.:
2.75%, 8/19/2041	226,000	159,307
3.10%, 11/29/2061	60,000	35,477
3.25%, 5/20/2050	31,000	20,461
3.75%, 2/25/2052	254,000	183,215
4.88%, 12/17/2048	395,000	345,080
5.25%, 7/15/2044	278,000	260,656
Nature Conservancy Series A, 3.96%, 3/1/2052	146,000	114,359
Northeastern University Series 2020, 2.89%, 10/1/2050	71,000	46,475
Security Description	Principal Amount	Value
Northwestern University:
Series 2020, 2.64%, 12/1/2050	$20,000	$12,390
4.64%, 12/1/2044	153,000	143,679
PayPal Holdings, Inc.:
3.25%, 6/1/2050	545,000	351,285
5.05%, 6/1/2052 (b)	518,000	442,621
5.25%, 6/1/2062	248,000	213,645
5.50%, 6/1/2054 (b)	214,000	195,067
President & Fellows of Harvard College:
2.52%, 10/15/2050	322,000	193,786
3.15%, 7/15/2046	288,000	207,248
3.30%, 7/15/2056	315,000	214,427
3.75%, 11/15/2052	310,000	234,363
4.88%, 10/15/2040	107,000	103,519
5.26%, 3/15/2036 (b)	105,000	108,812
Quanta Services, Inc. 3.05%, 10/1/2041	119,000	87,026
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	50,000	29,925
S&P Global, Inc.:
2.30%, 8/15/2060	210,000	101,392
3.25%, 12/1/2049	593,000	400,951
3.70%, 3/1/2052 (b)	477,000	346,994
3.90%, 3/1/2062	100,000	71,334
Thomas Jefferson University 3.85%, 11/1/2057	279,000	196,221
TR Finance LLC:
5.65%, 11/23/2043	163,000	153,862
5.85%, 4/15/2040	816,000	793,699
Trustees of Boston College 3.13%, 7/1/2052	194,000	130,781
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	300,000	183,957
4.20%, 3/1/2052	385,000	316,778
5.70%, 3/1/2039	111,000	117,693
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119 (b)	402,000	252,187
4.67%, 9/1/2112	214,000	172,227
University of Chicago:
Series C, 2.55%, 4/1/2050	296,000	190,056
Series 20B, 2.76%, 4/1/2045	127,000	99,610
3.00%, 10/1/2052	47,000	31,634
4.00%, 10/1/2053	213,000	166,611
University of Miami Series 2022, 4.06%, 4/1/2052	330,000	257,826
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	$325,000	$239,450
Series 2015, 3.44%, 2/15/2045	329,000	251,560
University of Southern California:
3.03%, 10/1/2039	164,000	133,339
Series A, 3.23%, 10/1/2120	437,000	244,869
Series 2017, 3.84%, 10/1/2047	20,000	15,730
4.98%, 10/1/2053 (b)	233,000	213,221
5.25%, 10/1/2111	319,000	289,429
Verisk Analytics, Inc.:
3.63%, 5/15/2050	233,000	162,750
5.50%, 6/15/2045 (b)	224,000	209,877
Washington University 4.35%, 4/15/2122	468,000	349,680
William Marsh Rice University:
3.57%, 5/15/2045	182,000	143,447
3.77%, 5/15/2055	219,000	164,160
		17,564,613
COMPUTERS — 1.8%
Apple, Inc.:
2.38%, 2/8/2041	220,000	155,938
2.40%, 8/20/2050 (b)	943,000	546,082
2.55%, 8/20/2060 (b)	611,000	326,818
2.65%, 5/11/2050	1,627,000	995,350
2.65%, 2/8/2051	1,797,000	1,088,497
2.70%, 8/5/2051	1,059,000	645,545
2.80%, 2/8/2061	916,000	522,312
2.85%, 8/5/2061	900,000	520,542
2.95%, 9/11/2049	804,000	527,923
3.45%, 2/9/2045	1,266,000	963,894
3.75%, 9/12/2047	510,000	394,317
3.75%, 11/13/2047	999,000	771,947
3.85%, 5/4/2043	1,999,000	1,650,654
3.85%, 8/4/2046	1,404,000	1,115,829
3.95%, 8/8/2052	1,093,000	849,939
4.10%, 8/8/2062	400,000	304,848
4.25%, 2/9/2047	692,000	579,259
4.38%, 5/13/2045	1,255,000	1,096,330
4.45%, 5/6/2044	370,000	330,373
4.65%, 2/23/2046	2,582,000	2,313,549
Dell International LLC/EMC Corp. 8.35%, 7/15/2046	532,000	657,738
Dell, Inc. 6.50%, 4/15/2038	184,000	195,717
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	811,000	807,367
HP, Inc. 6.00%, 9/15/2041 (b)	606,000	598,486
Security Description	Principal Amount	Value
International Business Machines Corp.:
2.85%, 5/15/2040	$578,000	$418,270
2.95%, 5/15/2050 (b)	489,000	299,151
3.43%, 2/9/2052	282,000	185,494
4.00%, 6/20/2042	957,200	774,700
4.15%, 5/15/2039	990,000	858,281
4.25%, 5/15/2049	1,674,000	1,289,867
4.70%, 2/19/2046	352,000	298,598
4.90%, 7/27/2052	409,000	343,478
5.10%, 2/6/2053	639,000	556,179
5.60%, 11/30/2039	490,000	492,661
7.13%, 12/1/2096	363,000	414,492
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	406,000	284,119
		24,174,544
CONSTRUCTION MATERIALS — 0.6%
Amrize Finance U.S. LLC 4.75%, 9/22/2046	120,000	103,986
Carlisle Cos., Inc. 5.55%, 9/15/2040	295,000	291,776
Carrier Global Corp.:
3.38%, 4/5/2040	50,000	39,378
3.58%, 4/5/2050	490,000	350,247
6.20%, 3/15/2054 (b)	974,000	1,021,560
CRH America Finance, Inc.:
5.60%, 2/9/2056	290,000	278,235
5.88%, 1/9/2055	388,000	385,625
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052 (b)	228,000	177,393
Johnson Controls International PLC:
4.50%, 2/15/2047	338,000	284,900
4.63%, 7/2/2044	511,000	444,151
4.95%, 7/2/2064 (d)	205,000	172,471
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	455,000	295,404
4.25%, 12/15/2047	351,000	280,849
5.50%, 12/1/2054	550,000	518,391
Masco Corp. 4.50%, 5/15/2047 (b)	408,000	336,180
Owens Corning:
4.30%, 7/15/2047 (b)	392,000	311,224
4.40%, 1/30/2048	246,000	197,676
5.95%, 6/15/2054 (b)	442,000	437,885
7.00%, 12/1/2036	171,000	190,774
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	275,000	232,579
4.65%, 11/1/2044	215,000	191,552
Trane Technologies Holdco, Inc.:
4.30%, 2/21/2048	356,000	292,767
5.75%, 6/15/2043	50,000	50,766
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Vulcan Materials Co.:
4.50%, 6/15/2047	$363,000	$301,232
4.70%, 3/1/2048	296,000	252,041
5.70%, 12/1/2054	413,000	400,577
		7,839,619
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	873,000	788,328
5.10%, 3/22/2043	276,000	261,002
		1,049,330
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	503,000	390,313
4.20%, 5/15/2047	405,000	333,817
4.60%, 6/15/2045	594,000	527,039
		1,251,169
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.85%, 10/29/2041	982,000	784,471
American Express Co. 4.05%, 12/3/2042	397,000	329,661
Apollo Global Management, Inc. 5.80%, 5/21/2054 (b)	441,000	409,398
ARES Management Corp. 5.60%, 10/11/2054	465,000	409,786
BlackRock Funding, Inc.:
5.25%, 3/14/2054	853,000	794,390
5.35%, 1/8/2055	669,000	633,168
Blue Owl Finance LLC 4.13%, 10/7/2051	212,000	139,706
Brookfield Asset Management Ltd. 6.08%, 9/15/2055	390,000	385,815
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	260,000	170,851
Brookfield Finance, Inc.:
3.50%, 3/30/2051	443,000	295,423
3.63%, 2/15/2052	179,000	121,502
4.70%, 9/20/2047	425,000	353,506
5.81%, 3/3/2055	199,000	188,425
5.97%, 3/4/2054	606,000	585,881
CME Group, Inc.:
4.15%, 6/15/2048	459,000	376,054
5.30%, 9/15/2043	296,000	291,214
Franklin Resources, Inc. 2.95%, 8/12/2051	58,000	35,977
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	261,000	188,974
Security Description	Principal Amount	Value
3.00%, 9/15/2060	$120,000	$69,419
4.25%, 9/21/2048	411,000	329,478
4.95%, 6/15/2052 (b)	569,000	503,383
5.20%, 6/15/2062	726,000	645,341
Invesco Finance PLC 5.38%, 11/30/2043	221,000	209,397
Jefferies Financial Group, Inc.:
5.50%, 2/15/2036	150,000	143,859
6.50%, 1/20/2043	225,000	218,572
Legg Mason, Inc. 5.63%, 1/15/2044	386,000	372,725
Mastercard, Inc.:
3.65%, 6/1/2049	514,000	379,106
3.80%, 11/21/2046	174,000	134,840
3.85%, 3/26/2050	1,064,000	808,534
3.95%, 2/26/2048 (b)	512,000	399,944
Nasdaq, Inc.:
2.50%, 12/21/2040 (b)	161,000	111,832
3.25%, 4/28/2050	69,000	45,908
3.95%, 3/7/2052	208,000	152,614
5.95%, 8/15/2053	343,000	342,835
6.10%, 6/28/2063	559,000	559,436
Raymond James Financial, Inc.:
3.75%, 4/1/2051	372,000	265,708
4.95%, 7/15/2046	470,000	415,696
5.65%, 9/11/2055 (b)	537,000	509,361
Visa, Inc.:
2.00%, 8/15/2050	30,000	15,830
2.70%, 4/15/2040	412,478	311,310
3.65%, 9/15/2047	690,000	525,235
4.30%, 12/14/2045	2,271,000	1,923,174
Voya Financial, Inc.:
4.80%, 6/15/2046	126,000	106,891
5.70%, 7/15/2043	242,000	230,914
Western Union Co. 6.20%, 11/17/2036 (b)	190,000	193,635
		16,419,179
ELECTRIC — 13.5%
AEP Texas, Inc.:
3.45%, 5/15/2051	185,000	122,461
Series H, 3.45%, 1/15/2050	373,000	249,440
3.80%, 10/1/2047	302,000	216,519
Series G, 4.15%, 5/1/2049	280,000	211,512
5.25%, 5/15/2052	385,000	343,559
5.85%, 10/15/2055	475,000	458,494
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	60,000	36,043
Series M, 3.65%, 4/1/2050	259,000	187,829
3.75%, 12/1/2047	380,000	282,188
3.80%, 6/15/2049	356,000	262,240
4.00%, 12/1/2046	326,000	256,565
4.25%, 9/15/2048	327,000	259,942
Series O, 4.50%, 6/15/2052	410,000	336,442
5.40%, 3/15/2053	493,000	465,855
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Alabama Power Co.:
3.13%, 7/15/2051	$120,000	$77,683
3.45%, 10/1/2049	280,000	194,762
Series B, 3.70%, 12/1/2047	485,000	357,605
3.75%, 3/1/2045	642,000	494,147
3.85%, 12/1/2042	249,000	199,554
4.15%, 8/15/2044	305,000	249,749
4.30%, 1/2/2046	386,000	317,643
Series A, 4.30%, 7/15/2048	465,000	375,873
6.00%, 3/1/2039	254,000	268,211
6.13%, 5/15/2038	430,000	460,461
Ameren Corp. 5.00%, 5/15/2036	635,000	617,874
Ameren Illinois Co.:
3.25%, 3/15/2050	80,000	53,643
3.70%, 12/1/2047	90,000	67,322
4.15%, 3/15/2046	212,000	171,247
4.50%, 3/15/2049	345,000	286,902
5.55%, 7/1/2054	435,000	417,670
5.63%, 3/1/2055	347,000	337,787
5.90%, 12/1/2052	357,000	360,081
Appalachian Power Co.:
4.40%, 5/15/2044	269,000	220,518
4.45%, 6/1/2045	195,000	160,512
Series Y, 4.50%, 3/1/2049	336,000	272,456
7.00%, 4/1/2038	247,000	274,948
Arizona Public Service Co.:
2.65%, 9/15/2050	80,000	47,220
3.75%, 5/15/2046	237,000	176,328
4.20%, 8/15/2048	240,000	187,126
4.25%, 3/1/2049	275,000	215,551
4.35%, 11/15/2045	477,000	386,527
4.50%, 4/1/2042	260,000	223,655
5.05%, 9/1/2041	217,000	202,047
5.90%, 8/15/2055	464,000	457,458
Avista Corp.:
4.00%, 4/1/2052	345,000	258,360
4.35%, 6/1/2048	310,000	249,934
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	91,000	57,203
3.20%, 9/15/2049	300,000	198,519
3.50%, 8/15/2046	516,000	372,640
3.75%, 8/15/2047	323,000	240,735
4.25%, 9/15/2048	300,000	242,058
4.55%, 6/1/2052	382,000	318,088
5.40%, 6/1/2053	480,000	452,894
5.65%, 6/1/2054	392,000	380,546
6.35%, 10/1/2036	20,000	21,734
Basin Electric Power Cooperative 5.85%, 10/15/2055 (a)	480,000	468,278
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	40,000	24,122
3.80%, 7/15/2048	655,000	482,172
Security Description	Principal Amount	Value
4.25%, 10/15/2050	$682,000	$531,223
4.45%, 1/15/2049	794,000	644,522
4.50%, 2/1/2045	577,000	488,223
4.60%, 5/1/2053	659,000	539,299
5.15%, 11/15/2043	754,000	702,751
5.95%, 5/15/2037	256,000	269,097
6.13%, 4/1/2036	656,000	700,221
Black Hills Corp.:
3.88%, 10/15/2049	327,000	238,412
4.20%, 9/15/2046	241,000	188,125
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	60,000	37,928
Series AF, 3.35%, 4/1/2051	130,000	88,643
3.55%, 8/1/2042	297,000	230,861
Series AC, 4.25%, 2/1/2049	365,000	294,971
4.50%, 4/1/2044	489,000	423,293
Series AJ, 4.85%, 10/1/2052	357,000	313,093
Series AR, 4.85%, 4/1/2036	320,000	313,648
5.30%, 4/1/2053	100,000	94,061
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	460,000	393,180
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	167,000	172,798
CMS Energy Corp. 4.88%, 3/1/2044	314,000	276,094
Commonwealth Edison Co.:
3.00%, 3/1/2050	30,000	19,215
Series 127, 3.20%, 11/15/2049	30,000	19,816
3.65%, 6/15/2046	566,000	422,615
3.70%, 3/1/2045	273,000	208,307
Series 123, 3.75%, 8/15/2047	536,000	400,671
3.80%, 10/1/2042	391,000	311,369
Series 133, 3.85%, 3/15/2052	130,000	95,610
4.00%, 3/1/2048	649,000	504,799
4.00%, 3/1/2049	317,000	242,844
4.35%, 11/15/2045	444,000	366,824
4.60%, 8/15/2043	367,000	319,804
4.70%, 1/15/2044	410,000	360,267
5.65%, 6/1/2054	373,000	364,208
Series 103, 5.90%, 3/15/2036	89,000	94,524
5.95%, 6/1/2055	571,000	581,192
6.45%, 1/15/2038	185,000	203,154
Connecticut Light & Power Co.:
4.00%, 4/1/2048	544,000	423,058
Series A, 4.15%, 6/1/2045	356,000	287,894
4.30%, 4/15/2044	353,000	294,158
5.25%, 1/15/2053	366,000	339,095
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	$100,000	$57,867
3.60%, 6/15/2061	140,000	93,716
3.70%, 11/15/2059	50,000	34,152
3.85%, 6/15/2046	110,000	84,458
Series 2017, 3.88%, 6/15/2047	535,000	408,098
3.95%, 3/1/2043	995,000	801,721
Series 20B, 3.95%, 4/1/2050	100,000	76,942
Series C, 4.00%, 11/15/2057	342,000	247,697
Series A, 4.13%, 5/15/2049	535,000	416,128
Series 12-A, 4.20%, 3/15/2042	423,000	356,458
Series C, 4.30%, 12/1/2056	331,000	257,756
4.45%, 3/15/2044	586,000	499,260
4.50%, 12/1/2045	446,000	376,522
4.50%, 5/15/2058	530,000	422,739
4.63%, 12/1/2054	701,000	577,960
Series E, 4.65%, 12/1/2048	478,000	406,214
5.50%, 3/15/2055	581,000	553,089
Series 09-C, 5.50%, 12/1/2039	383,000	384,689
5.70%, 5/15/2054	828,000	811,316
5.75%, 11/15/2055	670,000	661,538
5.90%, 11/15/2053	610,000	610,836
6.15%, 11/15/2052	485,000	504,182
Series 2007-A, 6.30%, 8/15/2037	250,000	271,702
Series 08-B, 6.75%, 4/1/2038	251,000	282,603
Constellation Energy Generation LLC:
5.60%, 6/15/2042	367,000	359,774
5.75%, 10/1/2041	187,000	187,368
5.88%, 1/15/2066	635,000	610,629
6.25%, 10/1/2039	295,000	311,414
6.50%, 10/1/2053	729,000	774,708
Consumers Energy Co.:
2.65%, 8/15/2052	60,000	35,752
3.10%, 8/15/2050	80,000	52,262
3.50%, 8/1/2051	60,000	42,481
3.75%, 2/15/2050	370,000	272,631
3.95%, 5/15/2043	111,000	90,132
4.05%, 5/15/2048 (b)	455,000	357,375
4.20%, 9/1/2052	250,000	197,935
4.35%, 4/15/2049	514,000	421,973
Dayton Power & Light Co. 3.95%, 6/15/2049	353,000	260,906
Delmarva Power & Light Co. 4.15%, 5/15/2045	362,000	294,024
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	120,000	103,898
Security Description	Principal Amount	Value
5.10%, 6/1/2065	$320,000	$281,210
5.45%, 2/1/2041	186,000	183,539
6.05%, 1/15/2038	211,000	223,076
6.25%, 10/15/2053	336,000	352,115
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	80,000	59,403
Series C, 4.05%, 9/15/2042	349,000	275,979
Series A, 4.60%, 3/15/2049	261,000	211,368
4.70%, 12/1/2044	258,000	220,038
Series B, 4.85%, 8/15/2052	436,000	365,957
Series C, 4.90%, 8/1/2041	320,000	285,930
7.00%, 6/15/2038	210,000	231,790
DTE Electric Co.:
Series B, 3.65%, 3/1/2052	20,000	14,503
3.70%, 6/1/2046	457,000	343,723
3.95%, 3/1/2049	140,000	108,198
Series A, 4.00%, 4/1/2043	125,000	102,091
Series A, 4.05%, 5/15/2048	314,000	247,432
4.30%, 7/1/2044	208,000	174,429
5.40%, 4/1/2053	350,000	333,546
Series B, 5.55%, 3/1/2056	635,000	613,842
5.85%, 5/15/2055	1,198,000	1,205,368
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	90,000	60,188
3.45%, 4/15/2051	330,000	228,551
3.55%, 3/15/2052	100,000	70,434
3.70%, 12/1/2047	468,000	346,868
3.75%, 6/1/2045	250,000	191,513
3.88%, 3/15/2046	379,000	292,611
3.95%, 3/15/2048	507,000	389,665
4.25%, 12/15/2041	279,000	239,946
5.30%, 2/15/2040	220,000	217,807
5.35%, 1/15/2053	360,000	337,720
5.40%, 1/15/2054	730,000	693,171
6.00%, 1/15/2038	159,000	168,408
6.05%, 4/15/2038 (b)	248,000	264,036
6.10%, 6/1/2037	155,000	163,671
Duke Energy Corp.:
3.30%, 6/15/2041	65,000	48,785
3.50%, 6/15/2051	272,000	182,082
3.75%, 9/1/2046	947,000	699,795
3.95%, 8/15/2047	444,000	330,531
4.20%, 6/15/2049	463,000	352,774
4.80%, 12/15/2045	401,000	343,509
5.00%, 8/15/2052	773,000	661,827
5.70%, 9/15/2055	575,000	543,496
5.80%, 6/15/2054	621,000	595,328
6.10%, 9/15/2053	547,000	548,794
Duke Energy Florida LLC:
3.40%, 10/1/2046	467,000	331,486
3.85%, 11/15/2042	263,000	210,200
4.20%, 7/15/2048	356,000	281,382
5.65%, 4/1/2040	160,000	162,973
5.95%, 11/15/2052	473,000	479,097
6.20%, 11/15/2053	515,000	539,112
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.35%, 9/15/2037	$255,000	$276,239
6.40%, 6/15/2038	192,000	209,288
Duke Energy Indiana LLC:
2.75%, 4/1/2050	60,000	36,448
Series YYY, 3.25%, 10/1/2049	330,000	222,651
3.75%, 5/15/2046	550,000	417,994
Series WWW, 4.90%, 7/15/2043	262,000	239,046
5.40%, 4/1/2053	450,000	419,607
5.90%, 5/15/2055	339,000	339,278
6.35%, 8/15/2038	248,000	269,854
6.45%, 4/1/2039	188,000	204,672
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	311,000	230,479
4.30%, 2/1/2049	398,000	316,987
5.55%, 3/15/2054	462,000	442,430
5.65%, 4/1/2053	324,000	313,823
Duke Energy Progress LLC:
3.60%, 9/15/2047	493,000	359,540
3.70%, 10/15/2046	392,000	292,832
4.00%, 4/1/2052	185,000	139,658
4.10%, 5/15/2042	261,000	216,348
4.10%, 3/15/2043	315,000	258,669
4.15%, 12/1/2044	420,000	340,960
4.20%, 8/15/2045	542,000	441,909
4.38%, 3/30/2044	390,000	330,275
5.35%, 3/15/2053	376,000	351,060
5.55%, 3/15/2055	660,000	637,164
6.30%, 4/1/2038	206,000	221,718
El Paso Electric Co. 5.00%, 12/1/2044	236,000	205,594
Emera U.S. Finance LP 4.75%, 6/15/2046	886,000	732,394
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	58,054
3.35%, 6/15/2052	55,000	36,523
4.20%, 4/1/2049	478,000	376,062
5.75%, 6/1/2054	360,000	351,482
5.75%, 1/15/2056	380,000	372,430
Entergy Corp. 3.75%, 6/15/2050	80,000	56,627
Entergy Louisiana LLC:
2.90%, 3/15/2051	322,000	197,553
3.10%, 6/15/2041	275,000	205,497
4.20%, 9/1/2048	694,000	549,752
4.20%, 4/1/2050	383,000	300,869
4.75%, 9/15/2052	226,000	191,375
4.90%, 4/15/2036	275,000	268,361
5.65%, 4/15/2056 (b)	515,000	495,095
5.70%, 3/15/2054	485,000	471,430
5.80%, 3/15/2055	487,000	478,107
Entergy Mississippi LLC:
3.50%, 6/1/2051	30,000	20,745
3.85%, 6/1/2049	406,000	301,150
5.05%, 4/15/2036	1,250,000	1,229,987
Security Description	Principal Amount	Value
5.80%, 4/15/2055	$404,000	$398,453
5.85%, 6/1/2054	235,000	231,160
Entergy Texas, Inc.:
3.55%, 9/30/2049	358,000	251,380
4.50%, 3/30/2039	251,000	229,833
5.00%, 9/15/2052	276,000	239,562
5.55%, 9/15/2054	261,000	246,603
5.80%, 9/1/2053	316,000	312,003
Evergy Kansas Central, Inc.:
3.45%, 4/15/2050	190,000	132,668
4.10%, 4/1/2043	310,000	255,508
4.13%, 3/1/2042	441,000	367,728
4.25%, 12/1/2045	225,000	183,449
5.70%, 3/15/2053	261,000	256,242
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	287,000	226,848
4.20%, 6/15/2047	301,000	239,160
4.20%, 3/15/2048	377,000	299,342
5.30%, 10/1/2041	55,000	53,581
Eversource Energy 3.45%, 1/15/2050	60,000	41,188
Exelon Corp.:
4.10%, 3/15/2052	90,000	67,986
4.45%, 4/15/2046	727,000	595,798
4.70%, 4/15/2050	422,000	349,842
5.10%, 6/15/2045	440,000	395,710
5.60%, 3/15/2053	719,000	678,520
5.88%, 3/15/2055	560,000	546,683
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	180,000	120,260
Series C, 4.85%, 7/15/2047	619,000	528,211
Florida Power & Light Co.:
2.88%, 12/4/2051	230,000	143,449
3.15%, 10/1/2049	280,000	187,863
3.80%, 12/15/2042	305,000	245,918
3.95%, 3/1/2048	721,000	561,551
3.99%, 3/1/2049	467,000	361,570
4.05%, 6/1/2042	508,000	427,446
4.05%, 10/1/2044	426,000	346,266
4.13%, 2/1/2042	397,000	336,632
4.13%, 6/1/2048	331,000	263,330
5.25%, 2/1/2041	204,000	202,925
5.30%, 4/1/2053	693,000	651,358
5.60%, 6/15/2054	703,000	689,777
5.60%, 2/15/2066	825,000	797,098
5.65%, 2/1/2037 (b)	210,000	221,004
5.69%, 3/1/2040	256,000	263,570
5.70%, 3/15/2055 (b)	732,000	728,962
5.80%, 3/15/2065	592,000	589,549
5.95%, 2/1/2038	257,000	274,908
5.96%, 4/1/2039	246,000	262,361
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	120,000	80,233
Series B, 3.70%, 1/30/2050	442,000	323,098
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 3/15/2042	$195,000	$168,316
4.30%, 3/15/2043	411,000	348,898
Series 2010-C, 4.75%, 9/1/2040	259,000	242,258
5.13%, 5/15/2052 (b)	625,000	570,262
5.50%, 10/1/2055 (b)	685,000	657,614
Iberdrola International BV 6.75%, 7/15/2036	234,000	262,941
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	403,000	323,645
Series MTN, 5.50%, 3/15/2053	226,000	215,398
Series MTN, 5.70%, 3/15/2055	419,000	412,568
Series MTN, 5.80%, 4/1/2054	313,000	312,900
Indiana Michigan Power Co.:
3.25%, 5/1/2051	332,000	216,846
Series L, 3.75%, 7/1/2047	266,000	196,438
4.25%, 8/15/2048	343,000	272,428
Series K, 4.55%, 3/15/2046	354,000	299,059
5.60%, 3/15/2056	195,000	188,115
5.63%, 4/1/2053	350,000	337,827
Series H, 6.05%, 3/15/2037	215,000	227,702
Interstate Power & Light Co.:
3.10%, 11/30/2051	60,000	37,993
3.50%, 9/30/2049	60,000	41,837
3.70%, 9/15/2046	202,000	147,632
5.45%, 9/30/2054	120,000	111,361
5.60%, 10/1/2055	300,000	286,050
6.25%, 7/15/2039	227,000	240,609
ITC Holdings Corp. 5.30%, 7/1/2043	339,000	312,890
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	22,180
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	84,787	81,659
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	603,437	569,011
Kentucky Utilities Co.:
3.30%, 6/1/2050	138,000	92,895
4.38%, 10/1/2045	481,000	398,436
5.13%, 11/1/2040	264,000	254,504
5.85%, 8/15/2055	577,000	574,300
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	371,000	295,476
5.85%, 8/15/2055	610,000	606,389
MidAmerican Energy Co.:
3.65%, 8/1/2048	235,000	172,102
3.95%, 8/1/2047	70,000	54,160
4.25%, 5/1/2046	310,000	254,649
4.25%, 7/15/2049	300,000	241,146
Security Description	Principal Amount	Value
4.40%, 10/15/2044	$546,000	$460,851
4.80%, 9/15/2043	290,000	261,760
5.30%, 2/1/2055	219,000	203,158
5.50%, 11/15/2056	90,000	86,325
Series MTN, 5.80%, 10/15/2036	110,000	116,356
5.85%, 9/15/2054	704,000	705,929
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	80,000	51,791
Series 12-A, 4.25%, 3/15/2042	368,000	309,606
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049	234,000	190,015
4.40%, 11/1/2048	325,000	268,430
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	50,000	32,235
Series GG, 5.90%, 5/1/2053	323,000	319,392
6.00%, 3/15/2054	316,000	316,885
Series N, 6.65%, 4/1/2036	67,000	74,288
Series R, 6.75%, 7/1/2037	136,000	150,664
NextEra Energy Capital Holdings, Inc.:
3.00%, 1/15/2052	3,000	1,852
5.25%, 2/28/2053	110,000	99,139
5.55%, 3/15/2054	490,000	460,781
5.85%, 3/1/2056	510,000	496,847
5.90%, 3/15/2055	750,000	737,437
Northern States Power Co.:
2.90%, 3/1/2050	3,000	1,940
3.40%, 8/15/2042	142,000	109,074
3.60%, 9/15/2047	79,000	58,415
4.85%, 5/15/2036	175,000	172,862
5.10%, 5/15/2053 (b)	538,000	488,951
5.35%, 11/1/2039	155,000	154,566
5.40%, 3/15/2054	498,000	472,826
5.55%, 5/15/2056	350,000	339,598
5.65%, 6/15/2054	525,000	517,251
5.65%, 5/15/2055	358,000	351,502
6.20%, 7/1/2037	161,000	173,867
6.25%, 6/1/2036	161,000	175,242
NorthWestern Corp. 4.18%, 11/15/2044 (b)	371,000	300,885
NSTAR Electric Co.:
4.40%, 3/1/2044	320,000	270,624
4.55%, 6/1/2052	440,000	366,062
4.95%, 9/15/2052	413,000	366,224
5.50%, 3/15/2040	139,000	137,773
Oglethorpe Power Corp.:
3.75%, 8/1/2050	157,000	111,644
4.50%, 4/1/2047	386,000	315,744
5.05%, 10/1/2048	354,000	308,706
5.25%, 9/1/2050	272,000	241,517
5.38%, 11/1/2040	153,000	148,965
5.80%, 6/1/2054	122,000	118,203
5.90%, 2/1/2055	208,000	202,998
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 11/1/2039	$222,000	$230,847
Ohio Edison Co. 6.88%, 7/15/2036	65,000	72,667
Ohio Power Co. 4.15%, 4/1/2048	271,000	209,334
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	99,000	74,974
4.15%, 4/1/2047	319,000	253,222
5.60%, 4/1/2053	422,000	403,854
5.80%, 4/1/2055	270,000	266,463
5.90%, 4/1/2056 (e)	1,250,000	1,249,325
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	296,000	192,853
3.75%, 4/1/2045	283,000	217,333
3.80%, 9/30/2047	281,000	211,624
3.80%, 6/1/2049	180,000	131,746
4.10%, 11/15/2048	288,000	225,999
4.55%, 12/1/2041	205,000	180,324
4.60%, 6/1/2052	206,000	169,451
4.95%, 9/15/2052	560,000	492,783
5.25%, 9/30/2040	160,000	155,712
5.30%, 6/1/2042	473,000	450,386
5.35%, 10/1/2052	192,000	178,166
5.55%, 6/15/2054	486,000	463,780
5.80%, 4/1/2055	871,000	862,412
5.90%, 3/15/2056 (a)	285,000	284,752
7.50%, 9/1/2038	146,000	172,498
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	750,000	561,120
3.75%, 8/15/2042	349,000	261,366
3.95%, 12/1/2047	478,000	347,171
4.00%, 12/1/2046	528,000	386,580
4.20%, 6/1/2041	397,000	320,482
4.25%, 3/15/2046	512,000	389,709
4.30%, 3/15/2045	443,000	345,770
4.45%, 4/15/2042	361,000	297,247
4.50%, 7/1/2040	1,231,000	1,051,557
4.60%, 6/15/2043	295,000	242,266
4.75%, 2/15/2044	511,000	426,470
4.95%, 7/1/2050	1,595,000	1,324,855
5.20%, 5/1/2036	185,000	180,351
5.25%, 3/1/2052	497,000	423,056
5.90%, 10/1/2054	565,000	528,654
6.00%, 5/1/2056	445,000	423,075
6.10%, 10/15/2055	605,000	581,798
6.15%, 3/1/2055	630,000	609,903
6.70%, 4/1/2053	621,000	643,797
6.75%, 1/15/2053	1,053,000	1,096,005
PacifiCorp:
2.90%, 6/15/2052	130,000	73,895
3.30%, 3/15/2051	559,000	346,317
4.10%, 2/1/2042	357,000	278,631
4.13%, 1/15/2049	468,000	340,760
4.15%, 2/15/2050	466,000	339,607
Security Description	Principal Amount	Value
5.35%, 12/1/2053	$727,000	$621,905
5.50%, 5/15/2054	865,000	757,204
5.75%, 4/1/2037	440,000	434,795
5.80%, 4/15/2036	200,000	201,548
5.80%, 1/15/2055	1,011,000	923,811
6.00%, 1/15/2039	621,000	616,939
6.10%, 8/1/2036	181,000	184,564
6.25%, 10/15/2037	303,000	312,999
6.35%, 7/15/2038	190,000	194,345
7.70%, 11/15/2031	1,000	1,120
PECO Energy Co.:
3.00%, 9/15/2049	50,000	32,309
3.90%, 3/1/2048	70,000	53,642
4.15%, 10/1/2044	255,000	209,049
4.38%, 8/15/2052	360,000	291,384
4.60%, 5/15/2052	254,000	212,987
5.25%, 9/15/2054	444,000	410,833
5.65%, 9/15/2055	373,000	367,248
Potomac Electric Power Co.:
4.15%, 3/15/2043	506,000	418,928
5.50%, 3/15/2054	299,000	284,364
6.50%, 11/15/2037	220,000	242,649
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	89,000	69,370
4.13%, 6/15/2044	194,000	159,687
4.15%, 10/1/2045	110,000	89,860
4.15%, 6/15/2048	127,000	101,281
4.75%, 7/15/2043	221,000	198,529
5.25%, 5/15/2053	341,000	316,983
5.55%, 8/15/2055	428,000	416,025
6.25%, 5/15/2039	195,000	210,816
Progress Energy, Inc. 6.00%, 12/1/2039	243,000	251,780
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051	30,000	17,673
3.60%, 9/15/2042	381,000	293,919
3.80%, 6/15/2047	375,000	280,204
4.05%, 9/15/2049	331,000	254,268
4.10%, 6/15/2048	216,000	168,521
4.30%, 3/15/2044	238,000	196,845
Series 39, 4.50%, 6/1/2052	300,000	244,515
5.05%, 6/15/2036 (b)	290,000	286,053
5.25%, 4/1/2053	622,000	562,916
5.75%, 5/15/2054	450,000	437,850
5.85%, 5/15/2055	507,000	502,604
Series 17, 6.25%, 9/1/2037	209,000	223,107
6.50%, 8/1/2038	203,000	221,660
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	25,000	18,069
5.15%, 1/15/2053	328,000	299,136
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	60,000	36,996
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.15%, 1/1/2050	$110,000	$73,202
Series MTN, 3.20%, 8/1/2049	140,000	93,967
Series MTN, 3.60%, 12/1/2047	384,000	283,154
Series MTN, 3.65%, 9/1/2042	52,000	40,886
Series MTN, 3.80%, 3/1/2046	287,000	221,558
Series MTN, 3.85%, 5/1/2049	210,000	159,279
Series MTN, 3.95%, 5/1/2042	220,000	181,555
Series MTN, 4.05%, 5/1/2048	257,000	201,532
Series MTN, 4.15%, 11/1/2045	53,000	42,811
Series MTN, 5.13%, 3/15/2053	324,000	295,718
5.30%, 8/1/2054	521,000	486,708
5.45%, 8/1/2053	377,000	361,449
Series MTN, 5.45%, 3/1/2054	379,000	363,150
Series MTN, 5.50%, 3/1/2040	186,000	186,502
Series Q, 5.50%, 3/1/2055	355,000	343,303
Series R, 5.63%, 1/1/2056 (b)	355,000	349,742
Series E, 5.80%, 5/1/2037	56,000	59,011
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	60,000	37,318
3.25%, 9/15/2049	281,000	187,435
4.22%, 6/15/2048	433,000	346,642
4.30%, 5/20/2045	259,000	208,428
5.45%, 6/1/2053	338,000	320,485
5.60%, 9/15/2055	213,000	206,327
5.64%, 4/15/2041	238,000	236,117
5.69%, 6/15/2054	412,000	404,411
5.76%, 10/1/2039	245,000	248,352
5.80%, 3/15/2040	231,000	234,465
6.27%, 3/15/2037	119,000	127,620
San Diego Gas & Electric Co.:
Series UUU, 3.32%, 4/15/2050	240,000	160,776
3.70%, 3/15/2052	405,000	288,279
Series RRR, 3.75%, 6/1/2047	413,000	306,252
4.10%, 6/15/2049	488,000	373,749
4.15%, 5/15/2048	520,000	407,077
4.50%, 8/15/2040	276,000	247,900
5.35%, 4/1/2053	599,000	552,350
Series EEEE, 5.95%, 3/15/2056	440,000	440,972
6.00%, 6/1/2039	167,000	173,399
Security Description	Principal Amount	Value
Sempra:
3.80%, 2/1/2038	$70,000	$59,094
4.00%, 2/1/2048	555,000	412,615
6.00%, 10/15/2039	238,000	242,546
Sierra Pacific Power Co. 5.90%, 3/15/2054	295,000	291,625
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	352	339
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	247,000	148,489
3.45%, 2/1/2052	418,000	274,108
Series C, 3.60%, 2/1/2045	253,000	179,638
3.65%, 2/1/2050	613,000	422,302
Series H, 3.65%, 6/1/2051	253,000	173,265
Series 2013-A, 3.90%, 3/15/2043	270,000	204,744
4.00%, 4/1/2047	866,000	644,261
4.05%, 3/15/2042	240,000	188,100
Series C, 4.13%, 3/1/2048	645,000	485,214
4.50%, 9/1/2040	281,000	241,109
4.65%, 10/1/2043	444,000	371,797
Series B, 4.88%, 3/1/2049	376,000	312,764
Series 2005-E, 5.35%, 7/15/2035	62,000	61,244
Series E, 5.45%, 6/1/2052	292,000	257,786
5.50%, 3/15/2040	304,000	292,880
Series 2006-E, 5.55%, 1/15/2037	176,000	175,534
Series 2006A, 5.63%, 2/1/2036	734,000	734,470
5.70%, 3/1/2053	373,000	344,048
5.75%, 4/15/2054	304,000	282,261
5.88%, 12/1/2053	367,000	347,978
5.90%, 3/1/2055	325,000	309,816
Series 2008-A, 5.95%, 2/1/2038	276,000	279,765
6.05%, 3/15/2039	242,000	245,347
6.20%, 9/15/2055	320,000	318,230
Southern Co.:
4.25%, 7/1/2036	200,000	183,930
4.40%, 7/1/2046	602,000	496,704
Southern Power Co.:
Series F, 4.95%, 12/15/2046	392,000	342,189
5.15%, 9/15/2041	303,000	284,878
5.25%, 7/15/2043	199,000	185,964
Southwestern Electric Power Co.:
3.25%, 11/1/2051	150,000	96,171
Series L, 3.85%, 2/1/2048	372,000	270,980
Series J, 3.90%, 4/1/2045	334,000	250,894
5.20%, 4/1/2036	280,000	275,402
5.90%, 4/1/2056	500,000	486,205
6.20%, 3/15/2040	221,000	229,606
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	$30,000	$19,364
3.40%, 8/15/2046	292,000	205,372
3.70%, 8/15/2047	383,000	282,187
3.75%, 6/15/2049	309,000	223,327
Series 6, 4.40%, 11/15/2048	322,000	260,224
4.50%, 8/15/2041	440,000	383,024
6.00%, 6/1/2054	411,000	413,598
Tampa Electric Co.:
3.45%, 3/15/2051	100,000	69,165
4.10%, 6/15/2042	242,000	201,690
4.30%, 6/15/2048	302,000	244,279
4.35%, 5/15/2044	451,000	376,657
4.45%, 6/15/2049	325,000	265,018
5.00%, 7/15/2052 (b)	236,000	209,920
Toledo Edison Co. 6.15%, 5/15/2037	154,000	165,559
Tucson Electric Power Co.:
4.00%, 6/15/2050	331,000	249,574
4.85%, 12/1/2048	305,000	263,990
5.50%, 4/15/2053	304,000	285,064
5.90%, 4/15/2055	190,000	189,023
Union Electric Co.:
2.63%, 3/15/2051	60,000	35,314
3.25%, 10/1/2049	256,000	171,492
3.65%, 4/15/2045	316,000	239,364
3.90%, 9/15/2042	358,000	289,905
3.90%, 4/1/2052	80,000	59,836
4.00%, 4/1/2048	425,000	328,491
5.13%, 3/15/2055	333,000	302,081
5.25%, 1/15/2054	245,000	225,216
5.30%, 8/1/2037	69,000	69,763
5.45%, 3/15/2053	359,000	339,732
5.55%, 3/15/2056	235,000	226,432
8.45%, 3/15/2039	230,000	292,270
Virginia Electric & Power Co.:
2.45%, 12/15/2050	130,000	72,601
2.95%, 11/15/2051	130,000	79,963
3.30%, 12/1/2049	330,000	220,242
Series B, 3.80%, 9/15/2047	454,000	338,257
4.00%, 1/15/2043	401,000	321,971
Series C, 4.00%, 11/15/2046	368,000	282,101
Series B, 4.20%, 5/15/2045	325,000	261,085
4.45%, 2/15/2044	512,000	430,341
4.60%, 12/1/2048	481,000	399,932
Series C, 4.63%, 5/15/2052	423,000	347,769
Series D, 4.65%, 8/15/2043	462,000	401,441
5.35%, 1/15/2054	374,000	344,772
5.45%, 4/1/2053	513,000	480,332
5.55%, 8/15/2054	436,000	412,347
Series D, 5.60%, 9/15/2055	565,000	537,987
5.65%, 3/15/2055	457,000	439,044
5.70%, 3/15/2056	690,000	665,774
Security Description	Principal Amount	Value
Series A, 6.00%, 5/15/2037	$199,000	$209,366
Series B, 6.00%, 1/15/2036	80,000	84,348
6.35%, 11/30/2037	226,000	243,253
8.88%, 11/15/2038	260,000	339,313
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	303,000	247,054
5.05%, 10/1/2054	210,000	188,460
5.65%, 3/15/2056	165,000	161,718
5.70%, 12/1/2036	184,000	193,375
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	80,000	56,692
5.70%, 12/15/2055	60,000	58,258
6.38%, 8/15/2037	167,000	180,958
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	80,000	54,421
3.67%, 12/1/2042	235,000	183,871
4.75%, 11/1/2044	372,000	327,356
Xcel Energy, Inc. 6.50%, 7/1/2036	172,000	185,161
		176,596,181
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	591,000	516,918
Emerson Electric Co.:
2.75%, 10/15/2050	536,000	330,203
2.80%, 12/21/2051	110,000	67,641
5.25%, 11/15/2039	186,000	187,096
6.13%, 4/15/2039	62,000	66,782
		1,168,640
ELECTRONICS — 0.3%
Amphenol Corp.:
5.30%, 11/15/2055	1,165,000	1,093,574
5.38%, 11/15/2054 (b)	236,000	225,425
Fortive Corp. 4.30%, 6/15/2046	572,000	458,018
Honeywell International, Inc.:
3.81%, 11/21/2047	507,000	384,230
5.25%, 3/1/2054	1,074,000	1,005,919
Tyco Electronics Group SA 7.13%, 10/1/2037	281,000	324,622
		3,491,788
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
3.05%, 3/1/2050	198,000	131,321
5.70%, 5/15/2041	199,000	205,635
6.20%, 3/1/2040	264,000	286,157
Waste Connections, Inc.:
2.95%, 1/15/2052 (b)	505,000	321,286
3.05%, 4/1/2050	300,000	199,608
4.80%, 7/15/2036	445,000	436,038
Waste Management, Inc.:
2.50%, 11/15/2050	50,000	29,771
2.95%, 6/1/2041	225,000	167,953
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 3/1/2045	$210,000	$174,901
4.15%, 7/15/2049	386,000	314,181
5.35%, 10/15/2054 (b)	801,000	762,304
		3,029,155
FOOD — 1.9%
Campbell's Co.:
3.13%, 4/24/2050	257,000	153,786
4.80%, 3/15/2048	375,000	295,099
5.25%, 10/13/2054	380,000	313,850
Conagra Brands, Inc.:
5.30%, 11/1/2038	732,000	681,089
5.40%, 11/1/2048 (b)	541,000	459,331
Flowers Foods, Inc. 6.20%, 3/15/2055 (b)	863,000	700,307
General Mills, Inc.:
3.00%, 2/1/2051	177,000	108,568
4.15%, 2/15/2043	486,000	389,821
4.70%, 4/17/2048 (b)	476,000	397,217
5.40%, 6/15/2040	182,000	175,344
Hershey Co.:
3.13%, 11/15/2049	267,000	180,041
3.38%, 8/15/2046	160,000	117,056
Hormel Foods Corp. 3.05%, 6/3/2051	576,000	367,914
Ingredion, Inc. 3.90%, 6/1/2050 (b)	180,000	133,270
J.M. Smucker Co.:
4.38%, 3/15/2045	213,000	173,797
6.50%, 11/15/2043 (b)	533,000	556,047
6.50%, 11/15/2053 (b)	510,000	529,467
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
4.38%, 2/2/2052	150,000	113,955
5.63%, 3/10/2037 (a) (e)	2,000,000	2,002,580
6.25%, 3/1/2056	777,000	760,388
6.38%, 2/25/2055	345,000	343,020
6.38%, 4/15/2066	728,000	712,210
6.40%, 5/10/2057 (a) (e)	1,000,000	992,600
6.50%, 12/1/2052	1,081,000	1,092,318
7.25%, 11/15/2053	665,000	730,782
Kellanova:
4.50%, 4/1/2046	438,000	371,498
5.75%, 5/16/2054	347,000	337,558
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	250,000	249,942
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	1,508,000	1,176,421
4.63%, 10/1/2039	91,000	80,410
4.88%, 10/1/2049	429,000	350,043
5.00%, 6/4/2042	695,000	610,842
5.20%, 7/15/2045	1,142,000	997,149
5.50%, 6/1/2050	315,000	280,807
6.50%, 2/9/2040	302,000	315,363
6.88%, 1/26/2039	387,000	419,071
Security Description	Principal Amount	Value
Kroger Co.:
3.88%, 10/15/2046	$90,000	$68,098
3.95%, 1/15/2050	460,000	341,821
4.45%, 2/1/2047	529,000	434,161
4.65%, 1/15/2048	212,000	177,287
5.00%, 4/15/2042	167,000	154,218
5.15%, 8/1/2043	236,000	218,748
5.40%, 7/15/2040 (b)	249,000	243,343
5.40%, 1/15/2049	291,000	270,321
5.50%, 9/15/2054	1,409,000	1,309,060
5.65%, 9/15/2064	1,228,000	1,140,935
6.90%, 4/15/2038	113,000	128,002
McCormick & Co., Inc. 4.20%, 8/15/2047	355,000	275,338
Mondelez International, Inc. 2.63%, 9/4/2050 (b)	60,000	35,038
Sysco Corp.:
3.15%, 12/14/2051	100,000	61,540
3.30%, 2/15/2050	213,000	138,746
4.45%, 3/15/2048	246,000	194,249
4.50%, 4/1/2046	276,000	223,991
4.85%, 10/1/2045	265,000	224,813
4.95%, 3/25/2036	305,000	290,927
6.60%, 4/1/2040	143,000	151,982
6.60%, 4/1/2050 (b)	602,000	621,547
Tyson Foods, Inc.:
4.55%, 6/2/2047	420,000	352,964
5.10%, 9/28/2048	633,000	569,162
5.15%, 8/15/2044	285,000	262,981
		25,558,233
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	230,000	200,620
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	94,606
8.88%, 5/15/2031	26,000	31,002
International Paper Co.:
4.35%, 8/15/2048	385,000	300,246
4.40%, 8/15/2047	220,000	173,239
4.80%, 6/15/2044	573,000	489,004
5.15%, 5/15/2046	230,000	202,480
6.00%, 11/15/2041	308,000	307,368
7.30%, 11/15/2039	229,000	254,703
		2,053,268
GAS — 0.8%
Atmos Energy Corp.:
2.85%, 2/15/2052	30,000	18,514
3.38%, 9/15/2049	294,000	202,545
4.13%, 10/15/2044 (b)	247,000	204,328
4.13%, 3/15/2049	273,000	213,996
4.15%, 1/15/2043	138,000	115,916
4.30%, 10/1/2048	549,000	443,592
5.00%, 12/15/2054 (b)	344,000	305,589
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 1/15/2056	$514,000	$490,623
5.50%, 6/15/2041	151,000	151,528
5.75%, 10/15/2052	335,000	333,164
6.20%, 11/15/2053	337,000	357,031
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	220,000	224,596
NiSource, Inc.:
3.95%, 3/30/2048	275,000	206,063
4.38%, 5/15/2047	415,000	334,266
4.80%, 2/15/2044	396,000	345,554
5.00%, 6/15/2052	335,000	289,520
5.25%, 2/15/2043	216,000	200,089
5.65%, 2/1/2045	217,000	210,054
5.85%, 4/1/2055	928,000	900,708
5.95%, 6/15/2041	178,000	181,087
ONE Gas, Inc.:
4.50%, 11/1/2048	159,000	133,789
4.66%, 2/1/2044	547,000	478,587
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	60,000	40,505
3.64%, 11/1/2046	101,000	73,796
4.65%, 8/1/2043	120,000	104,516
5.05%, 5/15/2052	145,000	127,288
Southern California Gas Co.:
3.75%, 9/15/2042	185,000	144,113
Series WW, 3.95%, 2/15/2050	370,000	276,005
Series UU, 4.13%, 6/1/2048	302,000	233,159
Series VV, 4.30%, 1/15/2049	213,000	168,673
Series MM, 5.13%, 11/15/2040	30,000	28,817
5.60%, 4/1/2054	340,000	324,326
5.75%, 6/1/2053	303,000	295,161
6.00%, 6/15/2055	361,000	362,657
6.35%, 11/15/2052	203,000	214,226
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	60,000	38,431
3.95%, 10/1/2046	229,000	174,237
4.40%, 6/1/2043	168,000	141,216
4.40%, 5/30/2047	311,000	254,386
5.88%, 3/15/2041	278,000	282,865
Southwest Gas Corp.:
3.80%, 9/29/2046	153,000	114,479
4.15%, 6/1/2049	283,000	217,242
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	179,000	127,477
Series K, 3.80%, 9/15/2046	237,000	180,945
		10,265,659
Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	$339,000	$224,733
4.10%, 3/1/2048	170,000	135,281
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	457,000	258,699
4.85%, 11/15/2048	181,000	151,785
5.20%, 9/1/2040	337,000	314,185
		1,084,683
HEALTH CARE PRODUCTS — 1.4%
Abbott Laboratories:
4.75%, 11/30/2036	623,000	611,973
4.75%, 3/15/2038	2,300,000	2,230,793
4.75%, 4/15/2043	234,000	215,306
4.90%, 11/30/2046	1,914,000	1,757,492
5.30%, 5/27/2040	257,000	259,930
5.50%, 3/15/2056	2,440,000	2,392,762
5.60%, 3/15/2066	1,325,000	1,291,875
6.00%, 4/1/2039	164,000	176,913
6.15%, 11/30/2037	102,000	111,678
Baxter International, Inc.:
3.13%, 12/1/2051	429,000	245,041
3.50%, 8/15/2046	206,000	135,247
Boston Scientific Corp.:
4.55%, 3/1/2039	198,000	185,964
4.70%, 3/1/2049 (b)	404,000	354,841
7.38%, 1/15/2040	366,000	433,435
Danaher Corp.:
2.60%, 10/1/2050	221,000	131,813
2.80%, 12/10/2051	212,000	130,441
4.38%, 9/15/2045	668,000	568,488
DH Europe Finance II SARL:
3.25%, 11/15/2039	311,000	249,649
3.40%, 11/15/2049	624,000	437,561
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052 (b)	432,000	458,810
Koninklijke Philips NV:
5.00%, 3/15/2042	423,000	385,175
6.88%, 3/11/2038	191,000	210,587
Medtronic, Inc.:
4.00%, 4/1/2043	70,000	58,549
4.63%, 3/15/2045	757,000	675,827
Revvity, Inc. 3.63%, 3/15/2051	120,000	84,449
Solventum Corp. 5.90%, 4/30/2054 (b)	970,000	948,708
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	351,000	251,604
Stryker Corp.:
2.90%, 6/15/2050	60,000	38,129
4.10%, 4/1/2043	301,000	249,541
4.38%, 5/15/2044	274,000	231,563
4.63%, 3/15/2046	213,000	184,217
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	$465,000	$339,590
4.10%, 8/15/2047	304,000	249,338
4.89%, 10/7/2037	275,000	271,070
5.30%, 2/1/2044	470,000	454,025
5.40%, 8/10/2043	288,000	285,212
5.55%, 2/12/2046	595,000	587,711
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	104,000	88,918
5.75%, 11/30/2039	130,000	131,650
		18,105,875
HEALTH CARE SERVICES — 5.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	485,000	297,169
Adventist Health System 3.63%, 3/1/2049	285,000	190,642
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	145,000	94,376
3.39%, 10/15/2049	259,000	182,582
4.27%, 8/15/2048	410,000	337,106
Aetna, Inc.:
3.88%, 8/15/2047	495,000	358,989
4.50%, 5/15/2042	450,000	375,084
4.75%, 3/15/2044	417,000	350,197
6.63%, 6/15/2036	209,000	225,415
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	211,000	129,056
5.02%, 7/1/2045	230,000	212,704
Allina Health System:
Series 2021, 2.90%, 11/15/2051	155,000	97,500
Series 2019, 3.89%, 4/15/2049	491,000	377,731
Ascension Health:
Series B, 3.11%, 11/15/2039	300,000	236,157
3.95%, 11/15/2046	860,000	684,397
4.85%, 11/15/2053	254,000	226,047
Banner Health:
2.91%, 1/1/2042	143,000	103,839
2.91%, 1/1/2051	211,000	133,401
Series 2020, 3.18%, 1/1/2050	238,000	159,710
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	234,000	133,165
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	500,000	356,775
Security Description	Principal Amount	Value
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	$485,000	$367,940
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	601,000	377,626
3.97%, 11/15/2046	225,000	179,606
4.19%, 11/15/2045	280,000	232,588
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	430,000	279,543
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	250,000	170,275
Children's Health System of Texas 2.51%, 8/15/2050	347,000	202,301
Children's Hospital Series 2020, 2.93%, 7/15/2050	40,000	25,791
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	187,000	112,327
Series 2017, 4.12%, 1/1/2047	311,000	255,875
Children's Hospital Medical Center Series 2014T, 4.27%, 5/15/2044	216,000	184,959
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	50,000	30,908
Cigna Group:
3.20%, 3/15/2040	342,000	264,650
3.40%, 3/15/2050	94,000	64,262
3.40%, 3/15/2051	133,000	89,941
3.88%, 10/15/2047	426,000	319,628
4.80%, 8/15/2038	596,000	559,990
4.80%, 7/15/2046	622,000	536,904
4.90%, 12/15/2048	1,979,000	1,716,446
5.60%, 2/15/2054	1,029,000	974,082
6.00%, 1/15/2056	590,000	591,528
6.13%, 11/15/2041	161,000	166,619
City of Hope:
Series 2018, 4.38%, 8/15/2048	269,000	217,317
Series 2013, 5.62%, 11/15/2043	195,000	191,096
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	445,000	371,579
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	177,000	130,642
3.91%, 10/1/2050	382,000	281,270
4.19%, 10/1/2049	494,000	382,845
4.35%, 11/1/2042	465,000	398,961
5.55%, 12/1/2054	450,000	423,661
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.58%, 9/1/2045	$170,000	$163,441
5.66%, 9/1/2055	285,000	272,622
6.46%, 11/1/2052	190,000	201,375
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (b)	491,000	311,677
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	429,000	306,975
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	397,000	272,537
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	136,000	105,380
Dignity Health:
4.50%, 11/1/2042 (b)	171,000	146,992
5.27%, 11/1/2064	182,000	162,215
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	527,000	414,159
Elevance Health, Inc.:
3.60%, 3/15/2051	230,000	159,569
3.70%, 9/15/2049	205,000	145,817
4.38%, 12/1/2047	493,000	396,978
4.55%, 3/1/2048	30,000	24,791
4.55%, 5/15/2052	183,000	147,507
4.63%, 5/15/2042	299,000	261,879
4.65%, 1/15/2043	389,000	336,757
4.65%, 8/15/2044	302,000	258,796
5.10%, 1/15/2044	180,000	163,616
5.13%, 2/15/2053 (b)	421,000	369,752
5.65%, 6/15/2054	927,000	873,494
5.70%, 2/15/2055	885,000	836,697
5.70%, 9/15/2055 (b)	750,000	716,130
5.85%, 11/1/2064	610,000	582,208
6.10%, 10/15/2052	566,000	568,190
6.38%, 6/15/2037	100,000	106,999
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	205,000	153,297
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	334,000	301,746
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	204,000	145,256
Series 2020, 2.88%, 9/1/2050	259,000	162,629
4.21%, 7/1/2048	407,000	332,881
4.50%, 7/1/2057	366,000	307,638
Security Description	Principal Amount	Value
HCA, Inc.:
3.50%, 7/15/2051	$399,000	$263,484
4.38%, 3/15/2042	337,000	282,477
4.63%, 3/15/2052	1,033,000	822,144
5.13%, 6/15/2039	251,000	236,532
5.25%, 6/15/2049	1,053,000	928,462
5.50%, 6/15/2047	835,000	765,620
5.70%, 11/15/2055	660,000	613,912
5.90%, 6/1/2053	733,000	698,512
5.95%, 9/15/2054	443,000	425,493
6.00%, 4/1/2054	1,121,000	1,082,796
6.10%, 4/1/2064	370,000	357,246
6.20%, 3/1/2055	885,000	876,150
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052 (b)	220,000	166,175
Humana, Inc.:
4.63%, 12/1/2042	187,000	153,680
4.80%, 3/15/2047	152,000	121,419
4.95%, 10/1/2044	1,056,000	883,450
5.50%, 3/15/2053 (b)	369,000	319,635
5.75%, 4/15/2054	522,000	468,996
6.00%, 5/1/2055	255,000	235,748
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	170,000	105,548
3.97%, 11/1/2048	396,000	311,339
Inova Health System Foundation 4.07%, 5/15/2052	455,000	358,822
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	229,000	166,918
Iowa Health System Series 2020, 3.67%, 2/15/2050	309,000	229,201
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	534,000	421,401
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	617,000	449,707
Series 2021, 3.00%, 6/1/2051	812,000	520,281
Series 2019, 3.27%, 11/1/2049	620,000	425,655
4.15%, 5/1/2047	1,058,000	861,953
4.88%, 4/1/2042	401,000	374,354
Laboratory Corp. of America Holdings 4.70%, 2/1/2045 (b)	340,000	297,684
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	284,000	193,560
Series 2020, 3.34%, 7/1/2060	313,000	202,220
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2017, 3.77%, 7/1/2048	$333,000	$253,506
Series 2015, 4.12%, 7/1/2055	219,000	174,225
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	255,000	161,099
Series 2012B, 3.77%, 11/15/2043	234,000	191,398
Series 2013, 4.00%, 11/15/2047	235,000	186,672
Series 2016, 4.13%, 11/15/2052	246,000	197,066
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	238,000	196,985
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	234,000	168,262
Memorial Health Services 3.45%, 11/1/2049	313,000	220,361
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	470,000	306,139
4.13%, 7/1/2052	418,000	334,354
Series 2015, 4.20%, 7/1/2055 (b)	301,000	242,964
5.00%, 7/1/2042	217,000	207,346
Methodist Hospital Series 20A, 2.71%, 12/1/2050	556,000	339,783
Montefiore Obligated Group:
4.29%, 9/1/2050	175,000	122,036
Series 18-C, 5.25%, 11/1/2048	237,000	195,293
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	351,000	257,406
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	255,000	161,076
Series 2019, 3.74%, 7/1/2049	135,000	91,012
MyMichigan Health Series 2020, 3.41%, 6/1/2050	113,000	76,910
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052 (b)	256,000	217,464
New York & Presbyterian Hospital:
2.26%, 8/1/2040	127,000	87,461
2.61%, 8/1/2060	160,000	88,592
Series 2019, 3.95%, 8/1/2119	330,000	224,572
4.02%, 8/1/2045	448,000	365,438
Security Description	Principal Amount	Value
4.06%, 8/1/2056 (b)	$259,000	$200,751
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	360,000	265,842
3.98%, 11/1/2046	270,000	211,178
4.26%, 11/1/2047	615,000	498,667
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	232,000	142,216
Novant Health, Inc.:
2.64%, 11/1/2036	170,000	134,822
3.17%, 11/1/2051	531,000	347,136
3.32%, 11/1/2061 (b)	375,000	235,976
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	10,000	6,808
4.37%, 7/1/2047	243,000	206,280
4.78%, 7/1/2044	141,000	126,796
Series 13-A, 5.75%, 7/1/2043	430,000	433,268
OhioHealth Corp.:
2.83%, 11/15/2041	110,000	80,223
Series 2020, 3.04%, 11/15/2050	276,000	185,232
Orlando Health Obligated Group:
3.33%, 10/1/2050	386,000	271,844
4.09%, 10/1/2048	278,000	223,715
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	209,000	137,777
Series 2018, 4.79%, 11/15/2048	264,000	226,523
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	175,000	122,869
2.86%, 1/1/2052	235,000	145,564
Presbyterian Healthcare Services 4.88%, 8/1/2052	418,000	366,983
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (b)	556,000	323,853
Series I, 3.74%, 10/1/2047	195,000	144,959
Series A, 3.93%, 10/1/2048	222,000	169,548
Queen's Health Systems 4.81%, 7/1/2052	344,000	303,707
Quest Diagnostics, Inc. 4.70%, 3/30/2045	130,000	115,579
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051 (b)	418,000	278,910
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	90,000	55,272
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sentara Health Series 2021, 2.93%, 11/1/2051	$205,000	$129,048
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	252,000	151,321
Stanford Health Care:
3.03%, 8/15/2051	419,000	274,696
Series 2018, 3.80%, 11/15/2048	309,000	236,144
Summa Health AGM, 3.51%, 11/15/2051	80,000	58,977
Sutter Health:
Series 20A, 3.16%, 8/15/2040	167,000	128,862
Series 20A, 3.36%, 8/15/2050	230,000	159,717
Series 2018, 4.09%, 8/15/2048	292,000	233,036
5.55%, 8/15/2053 (b)	375,000	366,154
Texas Health Resources:
2.33%, 11/15/2050	310,000	174,108
4.33%, 11/15/2055	303,000	249,084
Toledo Hospital:
AGM, 5.75%, 11/15/2038	86,000	86,254
6.02%, 11/15/2048	470,000	444,813
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	253,000	181,406
Series 2019, 3.43%, 12/1/2048	178,000	131,318
4.13%, 12/1/2045	523,000	430,387
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052 (b)	268,000	246,697
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	356,000	258,602
2.90%, 5/15/2050	150,000	93,422
3.05%, 5/15/2041	10,000	7,410
3.13%, 5/15/2060	30,000	17,834
3.25%, 5/15/2051	640,000	421,594
3.50%, 8/15/2039	267,000	216,350
3.70%, 8/15/2049	440,000	316,998
3.75%, 10/15/2047	514,000	380,674
3.88%, 8/15/2059	678,653	473,055
3.95%, 10/15/2042	632,000	511,541
4.20%, 1/15/2047	397,000	316,381
4.25%, 3/15/2043	423,000	353,209
4.25%, 4/15/2047	631,000	506,201
4.25%, 6/15/2048	929,000	738,425
4.38%, 3/15/2042	383,000	329,912
4.45%, 12/15/2048	730,000	595,534
4.63%, 11/15/2041	364,000	324,848
4.75%, 7/15/2045	1,371,000	1,195,978
4.75%, 5/15/2052	973,000	818,176
4.95%, 5/15/2062	670,000	561,520
Security Description	Principal Amount	Value
5.05%, 4/15/2053	$1,323,000	$1,163,790
5.20%, 4/15/2063	1,077,000	938,239
5.38%, 4/15/2054	1,291,000	1,186,339
5.50%, 7/15/2044	1,460,000	1,407,148
5.50%, 4/15/2064	584,000	534,979
5.63%, 7/15/2054	1,865,000	1,775,238
5.70%, 10/15/2040	130,000	131,239
5.75%, 7/15/2064	1,077,000	1,025,347
5.88%, 2/15/2053	1,361,000	1,343,307
5.95%, 2/15/2041	149,000	153,418
5.95%, 6/15/2055	993,000	1,000,378
6.05%, 2/15/2063	810,000	809,068
6.50%, 6/15/2037	193,000	210,959
6.63%, 11/15/2037	200,000	220,750
6.88%, 2/15/2038	194,000	218,593
UPMC 5.38%, 5/15/2043	318,000	306,647
WakeMed Series A, 3.29%, 10/1/2052	230,000	153,845
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	293,000	185,979
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	288,000	182,154
Series 2018, 4.81%, 9/1/2048	318,000	273,394
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	215,000	126,730
		76,190,721
HOME BUILDERS — 0.0% *
PulteGroup, Inc. 4.90%, 3/1/2036	150,000	144,926
Sekisui House U.S., Inc. 6.00%, 1/15/2043	116,000	105,837
		250,763
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 3.50%, 11/15/2051	512,000	318,290
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	64,000	49,437
Series MTN, 4.00%, 8/15/2045	68,000	57,091
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	352,000	222,907
4.15%, 3/15/2047	421,000	325,020
4.38%, 6/15/2045	324,000	264,582
5.15%, 5/15/2053	353,000	307,724
6.00%, 5/15/2037	143,000	151,579
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Haleon U.S. Capital LLC 4.00%, 3/24/2052	$90,000	$69,105
Kenvue, Inc. 5.20%, 3/22/2063	375,000	335,966
Procter & Gamble Co.:
3.55%, 3/25/2040 (b)	279,000	237,538
3.60%, 3/25/2050	124,000	93,594
5.55%, 3/5/2037	190,000	201,765
Unilever Capital Corp. 2.63%, 8/12/2051	60,000	36,270
		2,352,578
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	63,000	49,348
5.00%, 6/15/2052 (b)	313,000	280,554
Kimberly-Clark Corp.:
2.88%, 2/7/2050	60,000	38,683
3.20%, 7/30/2046	563,000	393,762
3.90%, 5/4/2047	383,000	295,251
5.30%, 3/1/2041	300,000	298,503
6.63%, 8/1/2037	81,000	91,789
		1,447,890
INSURANCE — 3.5%
Aflac, Inc.:
4.00%, 10/15/2046	166,000	130,164
4.75%, 1/15/2049	304,000	261,431
Alleghany Corp.:
3.25%, 8/15/2051	519,000	341,424
4.90%, 9/15/2044	222,000	197,311
Allstate Corp.:
3.85%, 8/10/2049	86,000	63,838
4.20%, 12/15/2046	274,000	217,107
4.50%, 6/15/2043	169,000	144,040
5.95%, 4/1/2036	313,000	330,647
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	160,000	163,416
American Financial Group, Inc. 4.50%, 6/15/2047	223,000	179,972
American International Group, Inc.:
4.38%, 6/30/2050	661,200	535,790
4.50%, 7/16/2044	284,000	241,900
4.75%, 4/1/2048	511,000	442,337
4.80%, 7/10/2045	180,000	158,798
Aon Corp. 6.25%, 9/30/2040	629,000	671,225
Aon Corp./Aon Global Holdings PLC 3.90%, 2/28/2052	254,000	184,655
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	42,936
4.60%, 6/14/2044	219,000	185,399
4.75%, 5/15/2045	162,000	139,701
Security Description	Principal Amount	Value
Aon North America, Inc. 5.75%, 3/1/2054 (b)	$775,000	$746,379
Arch Capital Finance LLC 5.03%, 12/15/2046	258,000	233,165
Arch Capital Group Ltd. 3.64%, 6/30/2050	237,000	169,161
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	508,000	468,544
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	30,000	18,477
3.50%, 5/20/2051	223,000	152,041
5.55%, 2/15/2055	626,000	583,776
5.75%, 3/2/2053	426,000	407,524
5.75%, 7/15/2054	244,000	233,759
6.75%, 2/15/2054	459,000	495,968
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	160,000	107,917
Athene Holding Ltd.:
3.45%, 5/15/2052 (b)	280,000	170,514
3.95%, 5/25/2051 (b)	158,000	106,911
6.25%, 4/1/2054 (b)	831,000	763,232
6.63%, 5/19/2055	689,000	663,176
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	60,000	34,930
2.85%, 10/15/2050	60,000	37,687
3.85%, 3/15/2052	1,149,000	864,220
4.20%, 8/15/2048	829,000	675,411
4.25%, 1/15/2049	647,000	530,372
4.30%, 5/15/2043	236,000	206,717
4.40%, 5/15/2042	213,000	190,543
5.75%, 1/15/2040 (b)	230,422	246,487
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	220,000	200,240
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	482,000	269,930
4.70%, 6/22/2047	586,000	397,478
Brown & Brown, Inc.:
4.95%, 3/17/2052	294,000	245,143
6.25%, 6/23/2055	601,000	599,041
Chubb INA Holdings LLC:
4.15%, 3/13/2043	245,000	205,898
4.35%, 11/3/2045	534,000	449,425
6.00%, 5/11/2037	140,000	149,300
Series 1, 6.50%, 5/15/2038	256,000	284,117
6.70%, 5/15/2036 (b)	191,000	214,566
Corebridge Financial, Inc.:
4.35%, 4/5/2042	240,000	197,558
4.40%, 4/5/2052 (b)	682,000	529,471
Equitable Holdings, Inc. 5.00%, 4/20/2048	442,000	381,808
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	60,000	36,176
3.50%, 10/15/2050	335,000	222,259
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.87%, 6/1/2044	$387,000	$326,953
Fairfax Financial Holdings Ltd.:
6.10%, 3/15/2055	233,000	227,669
6.35%, 3/22/2054	411,000	413,614
6.50%, 5/20/2055	382,000	392,440
Fidelity National Financial, Inc. 3.20%, 9/17/2051	246,000	150,422
Hartford Insurance Group, Inc.:
2.90%, 9/15/2051	90,000	55,858
3.60%, 8/19/2049	626,000	449,731
4.30%, 4/15/2043	374,000	314,433
4.40%, 3/15/2048	476,000	393,590
5.95%, 10/15/2036	130,000	137,368
6.10%, 10/1/2041	173,000	181,814
Jackson Financial, Inc. 4.00%, 11/23/2051	278,000	184,525
Lincoln National Corp.:
4.35%, 3/1/2048	180,000	135,058
6.30%, 10/9/2037	165,000	169,767
7.00%, 6/15/2040	412,000	447,399
Loews Corp.:
4.13%, 5/15/2043	139,000	114,815
4.94%, 4/1/2036	910,000	889,261
Manulife Financial Corp. 5.38%, 3/4/2046	439,000	417,068
Markel Group, Inc.:
3.45%, 5/7/2052	20,000	13,126
4.15%, 9/17/2050	141,000	105,080
4.30%, 11/1/2047	138,000	107,267
5.00%, 4/5/2046	136,000	119,276
5.00%, 5/20/2049	297,000	254,360
6.00%, 5/16/2054	441,000	428,661
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	622,000	497,413
4.35%, 1/30/2047	245,000	199,820
4.75%, 3/15/2039	256,000	240,533
4.90%, 3/15/2049	918,000	809,401
5.35%, 11/15/2044	209,000	197,781
5.40%, 3/15/2055	813,000	762,334
5.45%, 3/15/2053	470,000	443,290
5.45%, 3/15/2054	193,000	181,628
5.70%, 9/15/2053 (b)	546,000	534,097
6.25%, 11/1/2052	329,000	345,565
MetLife, Inc.:
4.05%, 3/1/2045	712,000	571,352
4.13%, 8/13/2042	430,434	354,196
4.60%, 5/13/2046	285,000	246,120
4.72%, 12/15/2044	473,000	411,661
4.88%, 11/13/2043	756,000	675,539
5.00%, 7/15/2052	826,000	729,523
5.25%, 1/15/2054 (b)	578,000	530,708
5.88%, 2/6/2041	389,000	397,593
6.40%, 12/15/2066	427,000	435,245
10.75%, 8/1/2069	93,000	120,256
Security Description	Principal Amount	Value
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087 (b)	$133,000	$133,081
Old Republic International Corp. 3.85%, 6/11/2051	385,000	270,578
Principal Financial Group, Inc.:
4.30%, 11/15/2046	141,000	115,152
4.35%, 5/15/2043	160,000	133,693
4.63%, 9/15/2042	621,000	541,512
5.50%, 3/15/2053	263,000	245,058
6.05%, 10/15/2036	167,000	177,930
Progressive Corp.:
3.70%, 1/26/2045	367,000	279,404
3.70%, 3/15/2052	180,000	130,693
3.95%, 3/26/2050 (b)	232,000	176,315
4.13%, 4/15/2047	424,000	338,051
4.20%, 3/15/2048	537,000	430,336
4.35%, 4/25/2044	176,000	148,271
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	151,000	114,151
Series MTN, 3.70%, 3/13/2051	856,700	612,446
3.91%, 12/7/2047	674,000	508,776
3.94%, 12/7/2049	541,000	402,904
Series MTN, 4.35%, 2/25/2050	699,000	560,032
Series MTN, 4.42%, 3/27/2048	363,000	295,653
Series MTN, 4.60%, 5/15/2044	692,000	596,269
Series D, 5.70%, 12/14/2036	253,000	262,477
Series D, 6.63%, 12/1/2037 (b)	27,000	29,773
Series MTN, 6.63%, 6/21/2040	194,000	213,879
RLI Corp. 5.38%, 6/1/2036	1,000,000	963,120
Selective Insurance Group, Inc. 5.38%, 3/1/2049	82,000	73,806
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	156,000	188,297
Travelers Cos., Inc.:
2.55%, 4/27/2050	5,000	2,952
3.75%, 5/15/2046	307,000	233,866
4.00%, 5/30/2047	300,000	234,783
4.05%, 3/7/2048	272,000	214,790
4.10%, 3/4/2049	174,000	137,495
4.30%, 8/25/2045	471,000	389,239
4.60%, 8/1/2043	359,000	317,370
5.35%, 11/1/2040	195,000	193,042
5.45%, 5/25/2053	483,000	461,734
5.70%, 7/24/2055	640,000	635,475
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.25%, 6/15/2037	$199,000	$217,286
6.75%, 6/20/2036	61,000	68,864
Unum Group:
4.13%, 6/15/2051	289,000	212,528
4.50%, 12/15/2049	344,000	270,188
5.75%, 8/15/2042	149,000	145,063
6.00%, 6/15/2054	204,000	192,988
W.R. Berkley Corp.:
3.15%, 9/30/2061	160,000	93,459
3.55%, 3/30/2052	204,000	139,824
4.00%, 5/12/2050	276,000	208,441
4.75%, 8/1/2044	175,000	153,773
Willis North America, Inc.:
3.88%, 9/15/2049	241,000	174,255
5.05%, 9/15/2048	106,000	92,045
5.90%, 3/5/2054 (b)	239,000	232,007
XL Group Ltd. 5.25%, 12/15/2043	333,000	306,813
		45,504,959
INTERNET — 4.2%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	321,000	236,102
3.15%, 2/9/2051	767,000	512,364
3.25%, 2/9/2061	500,000	318,760
4.00%, 12/6/2037	632,000	572,725
4.20%, 12/6/2047	950,000	781,024
4.40%, 12/6/2057	560,000	457,475
5.63%, 11/26/2054 (b)	307,000	305,833
Alphabet, Inc.:
1.90%, 8/15/2040	2,904,000	1,936,707
2.05%, 8/15/2050	270,000	144,769
2.25%, 8/15/2060	260,000	131,170
5.25%, 5/15/2055	806,000	760,622
5.30%, 5/15/2065	761,000	701,071
5.35%, 11/15/2045	1,230,000	1,200,468
5.45%, 11/15/2055	2,545,000	2,461,651
5.50%, 2/15/2046	1,105,000	1,096,149
5.65%, 2/15/2056	1,645,000	1,638,453
5.70%, 11/15/2075	1,635,000	1,583,334
5.75%, 2/15/2066	1,065,000	1,054,584
Amazon.com, Inc.:
2.50%, 6/3/2050	1,281,000	745,619
2.70%, 6/3/2060	310,000	168,925
2.88%, 5/12/2041	1,321,000	976,311
3.10%, 5/12/2051	1,839,000	1,199,727
3.25%, 5/12/2061	1,053,000	651,375
3.88%, 8/22/2037	950,000	855,114
3.95%, 4/13/2052	1,238,000	948,382
4.05%, 8/22/2047	2,108,000	1,683,449
4.10%, 4/13/2062	717,000	532,925
4.25%, 8/22/2057	1,423,000	1,107,564
4.95%, 12/5/2044 (b)	984,000	919,469
5.45%, 11/20/2055	1,655,000	1,581,435
5.55%, 11/20/2065	1,150,000	1,084,162
Security Description	Principal Amount	Value
5.65%, 3/13/2046	$625,000	$622,950
5.80%, 3/13/2056	1,110,000	1,107,292
5.95%, 3/13/2066	475,000	476,183
6.05%, 3/13/2076	6,680,000	6,639,319
AppLovin Corp. 5.95%, 12/1/2054	312,000	283,611
eBay, Inc.:
3.65%, 5/10/2051	364,000	256,584
4.00%, 7/15/2042	612,000	491,093
JD.com, Inc. 4.13%, 1/14/2050	229,000	187,540
Meta Platforms, Inc.:
4.45%, 8/15/2052	1,499,000	1,177,944
4.65%, 8/15/2062	600,041	464,348
5.40%, 8/15/2054	1,938,000	1,754,975
5.50%, 11/15/2045	615,000	582,387
5.55%, 8/15/2064	1,730,000	1,553,799
5.60%, 5/15/2053	1,546,000	1,442,356
5.63%, 11/15/2055	3,240,000	3,034,908
5.75%, 5/15/2063	1,150,000	1,067,257
5.75%, 11/15/2065	4,270,000	3,960,169
Netflix, Inc. 5.40%, 8/15/2054 (b)	433,000	418,936
Uber Technologies, Inc. 5.35%, 9/15/2054	701,000	644,450
		54,513,819
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.35%, 6/17/2054 (b)	428,000	436,573
6.75%, 3/1/2041	265,000	281,907
7.00%, 10/15/2039	535,000	582,460
Nucor Corp.:
3.85%, 4/1/2052	262,000	194,485
4.40%, 5/1/2048	241,000	198,582
5.20%, 8/1/2043	271,000	258,000
6.40%, 12/1/2037	163,000	179,525
Steel Dynamics, Inc.:
3.25%, 10/15/2050	259,000	169,174
5.75%, 5/15/2055	245,000	235,925
Vale Overseas Ltd.:
6.40%, 6/28/2054	1,100,000	1,108,987
6.88%, 11/21/2036	294,000	324,893
6.88%, 11/10/2039	258,000	284,161
Vale SA 5.63%, 9/11/2042	220,000	214,678
		4,469,350
IT SERVICES — 0.3%
Apple, Inc. 4.85%, 5/10/2053 (b)	310,000	285,088
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	157,000	117,106
3.45%, 12/15/2051 (b)	107,000	72,328
Hewlett Packard Enterprise Co. 5.60%, 10/15/2054 (b)	1,049,000	938,729
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	$817,000	$749,818
5.30%, 2/5/2054 (b)	785,000	696,900
International Business Machines Corp.:
5.70%, 2/10/2055	590,000	556,883
5.80%, 2/3/2056	376,000	359,727
		3,776,579
LEISURE TIME — 0.1%
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	383,000	298,824
Royal Caribbean Cruises Ltd. 5.25%, 2/27/2038	709,000	674,125
		972,949
LODGING — 0.1%
Marriott International, Inc.:
5.10%, 5/1/2038	600,000	570,222
5.50%, 4/15/2037	531,000	529,046
		1,099,268
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.25%, 9/19/2049	665,000	461,955
3.25%, 4/9/2050	755,000	524,861
3.80%, 8/15/2042	947,000	781,237
4.30%, 5/15/2044	541,000	466,472
4.75%, 5/15/2064	313,000	270,213
5.20%, 5/27/2041	343,000	339,488
5.50%, 5/15/2055	77,000	76,848
6.05%, 8/15/2036 (b)	155,000	169,478
GE Vernova, Inc. 5.50%, 2/4/2056	520,000	500,037
Vertiv Holdings Co.:
5.65%, 3/15/2046	280,000	266,546
5.80%, 3/15/2056	285,000	273,700
5.95%, 3/15/2066	320,000	306,250
		4,437,085
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
3.75%, 4/15/2050	672,000	513,032
3.90%, 6/9/2042	411,000	347,311
5.70%, 1/19/2055 (b)	620,000	631,662
Dover Corp. 5.38%, 3/1/2041	171,000	171,191
Ingersoll Rand, Inc. 5.70%, 6/15/2054	346,000	337,654
Otis Worldwide Corp.:
3.11%, 2/15/2040	254,000	192,954
3.36%, 2/15/2050	186,000	127,055
Rockwell Automation, Inc.:
2.80%, 8/15/2061	250,000	139,580
4.20%, 3/1/2049	469,000	380,678
Security Description	Principal Amount	Value
Xylem, Inc. 4.38%, 11/1/2046	$413,000	$342,398
		3,183,515
MEDIA — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	923,300	647,123
3.50%, 3/1/2042	774,000	529,447
3.70%, 4/1/2051	1,079,000	668,775
3.85%, 4/1/2061	1,328,000	776,043
3.90%, 6/1/2052	1,581,000	1,005,627
3.95%, 6/30/2062	902,000	530,971
4.40%, 12/1/2061	1,001,000	644,224
4.80%, 3/1/2050	1,797,000	1,332,781
5.13%, 7/1/2049	984,000	755,122
5.25%, 4/1/2053	889,000	696,780
5.38%, 4/1/2038	327,000	293,368
5.38%, 5/1/2047	1,330,000	1,069,865
5.50%, 4/1/2063	518,000	399,808
5.75%, 4/1/2048	1,742,000	1,456,120
6.48%, 10/23/2045	1,883,000	1,734,450
6.83%, 10/23/2055	270,000	256,446
Comcast Corp.:
2.45%, 8/15/2052	566,846	294,652
2.65%, 8/15/2062	100,000	49,261
2.80%, 1/15/2051	886,000	506,845
2.89%, 11/1/2051	2,906,000	1,679,639
2.94%, 11/1/2056	3,218,000	1,786,634
2.99%, 11/1/2063	2,202,000	1,167,853
3.25%, 11/1/2039	880,000	677,547
3.40%, 7/15/2046	701,000	478,005
3.45%, 2/1/2050	1,139,000	745,920
3.75%, 4/1/2040	939,000	760,543
3.90%, 3/1/2038	356,000	305,939
3.97%, 11/1/2047	1,046,000	770,159
4.00%, 8/15/2047	348,000	258,052
4.00%, 3/1/2048	595,000	437,861
4.00%, 11/1/2049	1,106,000	802,126
4.05%, 11/1/2052	572,000	409,787
4.60%, 10/15/2038	424,000	387,544
4.60%, 8/15/2045	616,000	513,596
4.65%, 7/15/2042	398,000	342,849
4.70%, 10/15/2048 (b)	1,173,000	958,986
4.75%, 3/1/2044	337,000	286,709
4.95%, 10/15/2058	547,000	446,811
5.35%, 5/15/2053 (b)	1,065,000	940,384
5.50%, 5/15/2064 (b)	1,079,000	954,063
5.65%, 6/1/2054 (b)	938,000	865,296
6.05%, 5/15/2055 (b)	552,000	546,486
6.40%, 5/15/2038	53,000	55,890
6.45%, 3/15/2037	817,000	885,775
6.55%, 7/1/2039	209,000	225,668
6.95%, 8/15/2037	163,000	182,342
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Discovery Communications LLC 5.20%, 9/20/2047	$4,000	$2,308
Fox Corp.:
5.48%, 1/25/2039	495,000	479,081
5.58%, 1/25/2049 (b)	800,000	735,480
Grupo Televisa SAB:
5.00%, 5/13/2045	30,000	18,665
5.25%, 5/24/2049	30,000	18,430
6.13%, 1/31/2046	30,000	21,214
8.50%, 3/11/2032	17,000	17,859
NBCUniversal Media LLC:
4.45%, 1/15/2043	444,000	368,773
5.95%, 4/1/2041	269,000	270,426
6.40%, 4/30/2040	272,000	288,959
Paramount Global 5.50%, 5/15/2033	113,000	98,565
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	126,912
Time Warner Cable LLC:
4.50%, 9/15/2042	716,000	537,000
5.50%, 9/1/2041	989,500	851,524
5.88%, 11/15/2040	669,000	604,201
6.55%, 5/1/2037	520,000	524,212
6.75%, 6/15/2039	733,000	727,283
7.30%, 7/1/2038	441,000	461,198
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	316,000	215,307
Series MTN, 3.70%, 12/1/2042	182,000	144,524
Series E, 4.13%, 12/1/2041	320,000	273,622
Series GMTN, 4.13%, 6/1/2044	484,000	397,267
4.38%, 8/16/2041	171,000	151,686
Walt Disney Co.:
3.50%, 5/13/2040	541,000	442,495
3.60%, 1/13/2051	20,000	14,472
3.80%, 5/13/2060	70,000	49,788
4.63%, 3/14/2036	1,750,000	1,701,840
4.63%, 3/23/2040	202,000	189,118
4.70%, 3/23/2050 (b)	990,000	861,062
4.75%, 9/15/2044	748,000	666,453
4.75%, 11/15/2046	259,000	228,547
4.95%, 10/15/2045	259,000	237,415
5.40%, 10/1/2043	365,000	357,682
6.15%, 3/1/2037	129,000	140,864
6.15%, 2/15/2041	203,000	216,538
6.65%, 11/15/2037	565,000	635,749
7.75%, 12/1/2045	454,000	563,741
		45,160,432
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	368,000	304,829
Security Description	Principal Amount	Value
4.38%, 6/15/2045	$400,000	$340,964
Valmont Industries, Inc.:
5.00%, 10/1/2044	563,000	496,060
5.25%, 10/1/2054	196,000	177,033
		1,318,886
MINING — 0.9%
Barrick North America Finance LLC:
5.70%, 5/30/2041	2,314,000	2,314,625
5.75%, 5/1/2043	220,000	218,031
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	299,000	307,151
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	780,000	660,044
5.00%, 9/30/2043	1,461,000	1,359,855
5.50%, 9/8/2053 (b)	483,000	466,636
5.75%, 9/5/2055	520,000	519,755
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	619,000	585,890
Newmont Corp.:
4.88%, 3/15/2042	250,000	231,615
5.45%, 6/9/2044	251,000	242,248
Newmont Corp./Newcrest Finance Pty. Ltd. 4.20%, 5/13/2050	271,000	215,258
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	712,000	428,261
5.20%, 11/2/2040	719,000	699,853
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	420,000	353,850
4.75%, 3/22/2042	355,000	325,311
5.13%, 3/9/2053	645,000	588,079
5.75%, 3/14/2055	1,004,000	999,743
5.88%, 3/14/2065	383,000	381,077
Southern Copper Corp.:
5.25%, 11/8/2042	455,000	418,031
5.88%, 4/23/2045	544,000	536,596
6.75%, 4/16/2040	304,000	329,709
		12,181,618
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 3.13%, 9/19/2046	368,000	247,668
3.25%, 8/26/2049	553,000	369,061
Series MTN, 3.63%, 10/15/2047	209,000	151,592
3.70%, 4/15/2050	394,000	284,618
Series MTN, 3.88%, 6/15/2044	382,000	299,675
Series MTN, 4.00%, 9/14/2048	536,000	412,698
Series MTN, 5.70%, 3/15/2037 (b)	195,000	202,353
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Eaton Corp.:
3.92%, 9/15/2047	$355,000	$280,173
4.15%, 11/2/2042	456,000	389,739
4.70%, 8/23/2052	381,000	333,539
5.45%, 3/6/2056	590,000	570,223
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	790,000	658,410
4.88%, 9/15/2041	342,000	323,344
Parker-Hannifin Corp.:
4.00%, 6/14/2049	435,000	339,644
4.10%, 3/1/2047 (a)	516,000	415,798
Series MTN, 4.45%, 11/21/2044	667,000	575,881
Series A, 6.25%, 5/15/2038	177,000	193,914
		6,048,330
OIL & GAS — 4.0%
APA Corp.:
4.75%, 4/15/2043	29,000	23,213
5.10%, 9/1/2040	288,000	258,805
5.35%, 7/1/2049	150,000	126,435
6.10%, 2/15/2035	115,000	118,044
6.75%, 2/15/2055 (b)	360,000	361,696
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	20,000	12,270
2.94%, 6/4/2051	1,202,000	757,332
3.00%, 2/24/2050	1,224,000	788,672
3.06%, 6/17/2041	240,000	180,778
3.38%, 2/8/2061	1,391,000	898,781
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,327
Canadian Natural Resources Ltd.:
6.25%, 3/15/2038	1,684,000	1,771,568
6.50%, 2/15/2037	130,000	138,827
6.75%, 2/1/2039	170,000	184,805
Cenovus Energy, Inc.:
3.75%, 2/15/2052	600,000	419,484
5.25%, 6/15/2037	134,000	129,562
5.40%, 6/15/2047	311,000	281,228
6.75%, 11/15/2039	334,000	363,940
Chevron Corp. 3.08%, 5/11/2050	420,000	282,656
Chevron USA, Inc.:
2.34%, 8/12/2050	100,000	57,504
5.25%, 11/15/2043	161,000	159,585
6.00%, 3/1/2041	182,000	196,201
ConocoPhillips:
4.88%, 10/1/2047	398,000	350,546
5.90%, 5/15/2038	147,000	155,520
6.50%, 2/1/2039	458,000	506,777
ConocoPhillips Co.:
3.76%, 3/15/2042	353,000	284,529
3.80%, 3/15/2052	699,000	510,948
4.03%, 3/15/2062	765,000	550,938
Security Description	Principal Amount	Value
4.30%, 11/15/2044	$670,000	$561,802
5.30%, 5/15/2053	882,000	815,929
5.50%, 1/15/2055 (b)	740,000	706,885
5.55%, 3/15/2054	713,000	683,154
5.65%, 1/15/2065	420,000	400,247
5.70%, 9/15/2063	441,000	424,493
5.95%, 3/15/2046	183,000	187,405
Continental Resources, Inc. 4.90%, 6/1/2044	379,000	299,421
Coterra Energy, Inc. 5.90%, 2/15/2055	479,000	456,808
Devon Energy Corp.:
4.75%, 5/15/2042	368,000	322,994
5.00%, 6/15/2045	403,000	353,387
5.60%, 7/15/2041	913,000	883,684
5.75%, 9/15/2054 (b)	734,000	690,173
Diamondback Energy, Inc.:
4.25%, 3/15/2052	220,000	170,311
5.75%, 4/18/2054	1,039,000	983,881
5.90%, 4/18/2064	744,000	706,599
6.25%, 3/15/2053	369,000	373,151
EOG Resources, Inc.:
4.95%, 4/15/2050	619,000	546,695
5.65%, 12/1/2054 (b)	569,000	554,166
5.95%, 7/15/2055	368,000	373,358
Exxon Mobil Corp.:
3.00%, 8/16/2039	194,000	154,021
3.10%, 8/16/2049	1,122,000	756,497
3.45%, 4/15/2051	1,873,000	1,333,745
3.57%, 3/6/2045	776,000	599,615
4.11%, 3/1/2046	1,698,000	1,399,458
4.23%, 3/19/2040	30,000	27,170
4.33%, 3/19/2050	1,793,000	1,490,144
Hess Corp.:
5.60%, 2/15/2041	956,000	973,313
5.80%, 4/1/2047	294,000	296,349
6.00%, 1/15/2040	397,000	419,288
Marathon Petroleum Corp.:
4.50%, 4/1/2048	366,000	289,674
4.75%, 9/15/2044	389,000	331,090
5.00%, 9/15/2054	293,000	245,473
6.50%, 3/1/2041	555,000	590,903
Occidental Petroleum Corp.:
4.20%, 3/15/2048	397,000	296,384
4.40%, 4/15/2046	30,000	23,698
6.05%, 10/1/2054	784,000	761,554
6.20%, 3/15/2040	450,000	458,928
6.45%, 9/15/2036	579,000	618,111
6.60%, 3/15/2046	800,000	827,200
7.95%, 6/15/2039	97,000	113,269
Ovintiv, Inc.:
6.50%, 2/1/2038	115,000	120,668
6.63%, 8/15/2037	480,000	511,104
7.10%, 7/15/2053	222,000	240,086
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Phillips 66 Co.:
3.30%, 3/15/2052	$363,000	$234,487
4.68%, 2/15/2045	191,000	160,744
4.88%, 11/15/2044	934,000	811,674
4.90%, 10/1/2046	357,000	308,862
5.50%, 3/15/2055	231,000	211,628
5.65%, 6/15/2054 (b)	285,000	265,267
5.88%, 5/1/2042	612,000	612,673
Shell Finance U.S., Inc.:
3.00%, 11/26/2051 (a)	580,000	370,649
3.13%, 11/7/2049 (a)	572,000	378,973
3.25%, 4/6/2050	915,000	622,191
4.00%, 5/10/2046	1,295,000	1,029,383
4.38%, 5/11/2045	1,529,000	1,299,696
4.55%, 8/12/2043	465,000	409,386
5.13%, 10/15/2041 (a)	570,000	546,117
5.50%, 3/25/2040 (a)	468,000	472,366
6.38%, 12/15/2038 (a)	1,309,000	1,439,664
Shell International Finance BV:
2.88%, 11/26/2041	303,000	220,075
3.25%, 4/6/2050	183,000	123,234
3.63%, 8/21/2042	434,000	341,532
4.00%, 5/10/2046	253,000	199,870
4.38%, 5/11/2045	380,000	320,393
6.38%, 12/15/2038	325,000	357,383
Suncor Energy, Inc.:
3.75%, 3/4/2051	467,000	328,768
4.00%, 11/15/2047	631,000	475,843
6.50%, 6/15/2038	40,000	42,537
6.80%, 5/15/2038	212,000	231,457
6.85%, 6/1/2039	470,000	514,255
TotalEnergies Capital International SA:
2.99%, 6/29/2041	151,000	112,401
3.39%, 6/29/2060	705,000	452,131
3.46%, 7/12/2049	668,000	471,394
TotalEnergies Capital SA:
5.28%, 9/10/2054	830,000	772,498
5.43%, 9/10/2064	873,000	811,488
5.49%, 4/5/2054	1,265,000	1,214,160
5.64%, 4/5/2064	901,000	866,059
Valero Energy Corp.:
3.65%, 12/1/2051	852,000	581,430
4.00%, 6/1/2052	511,000	371,165
4.90%, 3/15/2045	105,000	91,937
6.63%, 6/15/2037	308,000	336,887
Woodside Finance Ltd. 5.70%, 9/12/2054 (b)	644,000	603,892
		52,262,805
OIL & GAS SERVICES — 0.5%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	402,000	384,919
Security Description	Principal Amount	Value
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
4.08%, 12/15/2047	$1,005,000	$787,206
5.00%, 6/15/2036	1,000,000	981,480
5.85%, 6/15/2056	1,000,000	977,560
Halliburton Co.:
4.50%, 11/15/2041 (b)	204,000	176,574
4.75%, 8/1/2043	310,000	270,999
5.00%, 11/15/2045 (b)	1,565,000	1,387,498
6.70%, 9/15/2038	225,000	246,875
7.45%, 9/15/2039	304,000	355,406
NOV, Inc. 3.95%, 12/1/2042	622,000	488,805
		6,057,322
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	80,000	50,310
4.05%, 12/15/2049	375,000	286,087
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (b)	488,000	471,496
Sonoco Products Co. 5.75%, 11/1/2040 (b)	313,000	311,861
		1,119,754
PHARMACEUTICALS — 7.0%
AbbVie, Inc.:
4.05%, 11/21/2039	1,011,000	887,264
4.25%, 11/21/2049	3,542,000	2,872,385
4.30%, 5/14/2036	255,000	240,960
4.40%, 11/6/2042	1,692,000	1,484,899
4.45%, 5/14/2046	1,367,000	1,171,833
4.63%, 10/1/2042	287,000	257,689
4.70%, 5/14/2045	1,824,000	1,625,567
4.75%, 3/15/2036	1,000,000	979,320
4.75%, 3/15/2045	458,000	409,589
4.85%, 6/15/2044	842,000	765,807
4.88%, 11/14/2048	838,000	751,158
5.35%, 3/15/2044	350,000	340,935
5.40%, 3/15/2054	2,052,000	1,958,778
5.50%, 3/15/2064	816,000	777,575
5.55%, 3/15/2056	908,000	887,879
5.60%, 3/15/2055	310,000	304,445
5.65%, 3/15/2066	145,000	141,146
AstraZeneca PLC:
3.00%, 5/28/2051	25,000	16,529
4.00%, 9/18/2042	2,065,000	1,733,072
4.38%, 11/16/2045	85,000	73,326
4.38%, 8/17/2048	684,000	582,132
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	121,000	84,430
2.55%, 11/13/2050	100,000	58,427
3.25%, 8/1/2042	493,000	371,135
3.55%, 3/15/2042	776,000	612,799
3.70%, 3/15/2052	1,282,000	924,694
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/15/2062	$640,000	$453,478
4.13%, 6/15/2039	90,000	80,080
4.25%, 10/26/2049	1,913,000	1,535,584
4.35%, 11/15/2047	869,000	715,882
4.50%, 3/1/2044	254,000	219,431
4.55%, 2/20/2048	949,000	802,285
4.63%, 5/15/2044	595,000	522,017
5.00%, 8/15/2045 (b)	620,000	569,966
5.50%, 2/22/2044	435,000	427,483
5.55%, 2/22/2054	1,774,000	1,707,883
5.65%, 2/22/2064	113,000	108,961
6.25%, 11/15/2053	290,000	308,261
6.40%, 11/15/2063	170,000	181,934
Cardinal Health, Inc.:
4.37%, 6/15/2047	213,000	172,387
4.50%, 11/15/2044	261,000	218,546
4.60%, 3/15/2043	504,000	433,894
4.90%, 9/15/2045	231,000	203,141
5.75%, 11/15/2054	326,000	318,228
Cencora, Inc.:
4.25%, 3/1/2045	327,000	270,655
4.30%, 12/15/2047 (b)	113,000	93,074
5.65%, 2/13/2056	300,000	292,647
CVS Health Corp.:
4.13%, 4/1/2040	262,000	218,587
4.25%, 4/1/2050	175,000	132,479
4.78%, 3/25/2038	766,000	705,601
5.05%, 3/25/2048	4,917,000	4,217,606
5.13%, 7/20/2045	1,917,000	1,686,423
5.30%, 12/5/2043	417,000	378,824
5.63%, 2/21/2053	727,000	666,390
5.88%, 6/1/2053	733,000	693,887
6.00%, 6/1/2044	650,000	638,150
6.00%, 6/1/2063 (b)	160,000	151,494
6.05%, 6/1/2054	578,000	560,648
6.13%, 9/15/2039	913,000	933,826
6.20%, 9/15/2055	1,017,000	1,005,986
6.25%, 9/15/2065	350,000	342,374
Eli Lilly & Co.:
2.25%, 5/15/2050	30,000	16,892
2.50%, 9/15/2060	118,423	62,855
3.70%, 3/1/2045	223,000	174,014
3.95%, 5/15/2047	257,000	204,528
3.95%, 3/15/2049	479,000	375,890
4.15%, 3/15/2059	120,000	93,286
4.88%, 2/27/2053	796,000	710,334
4.95%, 2/27/2063	441,000	386,647
5.00%, 2/9/2054	790,000	719,169
5.05%, 8/14/2054	985,000	902,142
5.10%, 2/9/2064	742,000	666,598
5.20%, 8/14/2064	388,000	353,778
5.50%, 2/12/2055	900,000	880,686
5.55%, 3/15/2037	38,000	40,140
5.55%, 10/15/2055	810,000	798,101
5.60%, 2/12/2065	409,000	400,235
Security Description	Principal Amount	Value
5.65%, 10/15/2065	$575,000	$564,983
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043 (b)	392,000	339,115
6.38%, 5/15/2038	865,000	957,140
Johnson & Johnson:
2.10%, 9/1/2040	488,000	340,707
2.25%, 9/1/2050 (b)	605,000	350,132
2.45%, 9/1/2060	210,000	112,516
3.40%, 1/15/2038	382,000	331,286
3.50%, 1/15/2048 (b)	215,000	162,329
3.55%, 3/1/2036	238,000	217,039
3.63%, 3/3/2037	1,902,000	1,707,711
3.70%, 3/1/2046	1,264,000	1,004,046
3.75%, 3/3/2047	881,000	695,065
4.50%, 9/1/2040	394,000	372,031
4.50%, 12/5/2043 (b)	295,000	271,916
4.85%, 5/15/2041	210,000	206,720
5.25%, 6/1/2054 (b)	815,000	805,440
5.85%, 7/15/2038	174,000	189,477
5.95%, 8/15/2037 (b)	216,000	236,857
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	489,000	422,682
Merck & Co., Inc.:
2.35%, 6/24/2040	342,000	242,570
2.45%, 6/24/2050	110,000	63,654
2.75%, 12/10/2051	140,000	85,155
2.90%, 12/10/2061	470,000	268,530
3.60%, 9/15/2042	327,000	259,533
3.70%, 2/10/2045	1,423,000	1,106,952
3.90%, 3/7/2039	197,000	172,799
4.00%, 3/7/2049	783,000	612,455
4.15%, 5/18/2043	935,000	788,242
4.90%, 5/17/2044	594,000	544,603
5.00%, 5/17/2053	1,006,000	906,426
5.15%, 5/17/2063	589,000	527,927
5.50%, 3/15/2046	820,000	804,043
5.55%, 12/4/2055	1,006,000	976,373
5.70%, 9/15/2055	990,000	982,892
5.70%, 12/4/2065	640,000	622,362
6.55%, 9/15/2037	208,000	233,673
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	162,000	173,044
Mylan, Inc.:
5.20%, 4/15/2048	441,000	349,241
5.40%, 11/29/2043	245,000	207,282
Novartis Capital Corp.:
3.70%, 9/21/2042	123,000	99,815
4.00%, 11/20/2045	467,000	383,524
4.40%, 5/6/2044	160,000	140,149
4.70%, 9/18/2054	628,000	548,451
5.20%, 11/5/2045	470,000	449,602
5.30%, 11/5/2055	470,000	449,550
5.60%, 3/18/2046	1,395,000	1,397,288
5.70%, 3/18/2056	735,000	739,689
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	$2,143,000	$2,022,413
5.30%, 5/19/2053	2,954,000	2,743,468
5.34%, 5/19/2063	2,576,000	2,337,772
Pfizer, Inc.:
2.55%, 5/28/2040	424,000	307,269
2.70%, 5/28/2050	80,000	49,037
4.00%, 12/15/2036	222,000	204,380
4.00%, 3/15/2049	880,000	685,837
4.10%, 9/15/2038	202,000	182,333
4.13%, 12/15/2046	918,000	739,119
4.20%, 9/15/2048	470,000	379,544
4.30%, 6/15/2043	665,000	567,045
4.40%, 5/15/2044	637,000	552,610
5.60%, 9/15/2040	30,000	30,768
5.60%, 11/15/2055 (b)	450,000	440,941
5.70%, 11/15/2065	1,440,000	1,390,104
7.20%, 3/15/2039	858,000	1,002,710
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	408,000	307,208
3.18%, 7/9/2050	670,000	439,661
3.38%, 7/9/2060 (b)	408,000	255,657
5.65%, 7/5/2044	295,000	288,953
5.65%, 7/5/2054 (b)	407,000	390,301
5.80%, 7/5/2064	496,000	477,886
Takeda U.S. Financing, Inc. 5.90%, 7/7/2055 (b)	578,000	575,133
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	754,000	605,809
Viatris, Inc.:
3.85%, 6/22/2040	1,052,000	798,615
4.00%, 6/22/2050	1,078,000	705,820
Wyeth LLC 5.95%, 4/1/2037	663,000	702,548
Zoetis, Inc.:
3.00%, 5/15/2050	60,000	38,679
3.95%, 9/12/2047	194,000	152,028
4.45%, 8/20/2048	240,000	201,218
4.70%, 2/1/2043	340,000	303,086
		92,368,128
PIPELINES — 4.9%
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	95,682
Cheniere Energy, Inc.:
5.20%, 7/30/2036 (a)	635,000	627,990
6.00%, 7/30/2056 (a)	665,000	662,074
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	464,000	453,203
DCP Midstream Operating LP 5.60%, 4/1/2044	394,000	374,454
Security Description	Principal Amount	Value
Eastern Energy Gas Holdings LLC:
Series C, 3.90%, 11/15/2049	$103,000	$70,043
5.65%, 10/15/2054	490,000	460,840
6.20%, 1/15/2055	380,000	385,738
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	453,000	385,942
4.80%, 11/1/2043	153,000	134,091
Enbridge Energy Partners LP:
5.50%, 9/15/2040	1,499,000	1,465,018
7.38%, 10/15/2045	301,000	343,965
Series B, 7.50%, 4/15/2038	128,000	148,410
Enbridge, Inc.:
3.40%, 8/1/2051	60,000	40,204
4.00%, 11/15/2049	82,000	61,740
4.50%, 6/10/2044	262,000	218,505
5.50%, 12/1/2046	35,000	33,379
5.95%, 4/5/2054	556,000	552,453
6.70%, 11/15/2053	734,000	797,777
Energy Transfer LP:
4.95%, 1/15/2043	163,000	141,403
5.00%, 5/15/2044	208,000	180,490
5.00%, 5/15/2050	1,194,000	990,101
5.15%, 2/1/2043	222,000	196,377
5.15%, 3/15/2045	629,000	548,570
5.30%, 4/1/2044	379,000	339,633
5.30%, 4/15/2047	438,000	386,596
5.35%, 5/15/2045	419,000	374,192
5.40%, 10/1/2047	888,000	789,299
Series 20Y, 5.80%, 6/15/2038	219,000	221,891
5.95%, 10/1/2043	243,000	236,556
5.95%, 5/15/2054	920,000	863,530
6.00%, 6/15/2048	763,000	733,357
6.05%, 6/1/2041	355,000	355,550
6.05%, 9/1/2054	737,000	701,919
6.10%, 2/15/2042	289,000	286,159
6.13%, 12/15/2045	673,000	657,878
6.20%, 4/1/2055	555,000	538,805
6.25%, 4/15/2049	960,835	942,252
6.30%, 1/15/2056	630,000	621,426
6.50%, 2/1/2042	507,000	527,691
6.63%, 10/15/2036	116,000	125,462
7.50%, 7/1/2038	133,000	152,410
Enterprise Products Operating LLC:
3.20%, 2/15/2052	772,000	504,772
3.30%, 2/15/2053	530,000	350,537
3.70%, 1/31/2051	785,000	567,390
3.95%, 1/31/2060	596,000	429,370
4.20%, 1/31/2050	1,041,000	826,429
4.25%, 2/15/2048	774,000	623,573
4.45%, 2/15/2043	638,500	552,513
4.80%, 2/1/2049	896,000	779,242
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 8/15/2042	$570,433	$519,630
4.85%, 3/15/2044	400,000	361,024
4.90%, 5/15/2046	611,000	545,470
4.95%, 10/15/2054	167,000	146,452
5.10%, 2/15/2045	837,000	773,957
5.55%, 2/16/2055 (b)	951,000	914,510
5.70%, 2/15/2042	603,000	604,170
5.95%, 2/1/2041	319,000	332,459
6.13%, 10/15/2039	178,000	189,472
6.45%, 9/1/2040	268,000	294,561
7.55%, 4/15/2038	81,000	95,853
FLNG Liquefaction 2 LLC Series B, 6.17%, 12/31/2039	80,000	81,754
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	211,000	184,946
5.00%, 8/15/2042	224,000	201,905
5.00%, 3/1/2043	604,000	541,788
5.40%, 9/1/2044	500,000	463,815
5.50%, 3/1/2044	565,000	533,744
5.63%, 9/1/2041	368,000	357,232
6.38%, 3/1/2041	213,000	224,131
6.50%, 2/1/2037	132,000	142,899
6.50%, 9/1/2039	235,000	250,945
6.55%, 9/15/2040	160,000	171,133
Series MTN, 6.95%, 1/15/2038	1,175,000	1,312,275
7.50%, 11/15/2040	163,000	189,041
Kinder Morgan, Inc.:
3.25%, 8/1/2050	160,000	103,862
3.60%, 2/15/2051	399,000	275,031
5.05%, 2/15/2046	347,000	309,524
5.20%, 3/1/2048	449,000	404,387
5.45%, 8/1/2052	486,000	448,053
5.55%, 6/1/2045	709,000	676,117
5.95%, 8/1/2054 (b)	451,000	447,297
MPLX LP:
4.50%, 4/15/2038	30,000	26,994
4.70%, 4/15/2048	857,000	697,915
4.90%, 4/15/2058	404,000	326,598
4.95%, 3/14/2052	837,000	694,894
5.20%, 3/1/2047	639,000	564,684
5.20%, 12/1/2047	229,000	201,085
5.30%, 4/1/2036	440,000	433,840
5.50%, 2/15/2049	879,000	795,847
5.65%, 3/1/2053	303,000	277,130
5.95%, 4/1/2055	895,000	853,293
6.10%, 4/1/2056	750,000	728,400
6.20%, 9/15/2055	803,000	791,750
ONEOK Partners LP:
6.13%, 2/1/2041	609,000	617,477
6.20%, 9/15/2043	418,000	417,498
6.65%, 10/1/2036	99,000	106,554
6.85%, 10/15/2037	118,000	128,775
Security Description	Principal Amount	Value
ONEOK, Inc.:
3.95%, 3/1/2050	$440,000	$310,860
4.20%, 10/3/2047	468,000	353,799
4.25%, 9/15/2046	319,000	243,563
4.45%, 9/1/2049	402,000	318,332
4.85%, 2/1/2049	215,000	176,635
4.95%, 7/13/2047	170,000	144,320
5.05%, 4/1/2045	254,000	217,863
5.15%, 10/15/2043	205,000	181,817
5.20%, 7/15/2048	31,000	27,220
5.45%, 6/1/2047	185,000	166,840
5.60%, 4/1/2044	120,000	110,306
5.70%, 11/1/2054	1,045,000	953,249
5.85%, 11/1/2064	421,000	384,575
6.25%, 10/15/2055	843,000	826,494
6.63%, 9/1/2053	1,239,000	1,272,453
7.15%, 1/15/2051	319,000	344,440
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	197,000	159,757
4.70%, 6/15/2044	452,000	383,359
4.90%, 2/15/2045	469,000	405,296
5.15%, 6/1/2042	267,000	240,030
6.65%, 1/15/2037	176,000	189,496
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	9	10
South Bow USA Infrastructure Holdings LLC 6.18%, 10/1/2054	413,000	393,234
Spectra Energy Partners LP:
4.50%, 3/15/2045	187,000	156,639
5.95%, 9/25/2043	320,000	317,738
Targa Resources Corp.:
4.95%, 4/15/2052	439,000	367,052
5.40%, 7/30/2036	490,000	486,447
6.05%, 5/15/2056	465,000	449,994
6.13%, 5/15/2055 (b)	500,000	489,110
6.25%, 7/1/2052	364,000	362,486
6.50%, 2/15/2053 (b)	352,000	361,046
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	147,506
TransCanada PipeLines Ltd.:
4.88%, 5/15/2048	60,000	52,889
5.85%, 3/15/2036	150,000	156,067
6.10%, 6/1/2040	264,000	274,618
6.20%, 10/15/2037	245,000	259,622
7.25%, 8/15/2038	170,000	193,627
7.63%, 1/15/2039	1,177,000	1,379,844
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	60,000	45,247
4.45%, 8/1/2042	145,000	124,675
4.60%, 3/15/2048	170,000	141,965
5.10%, 3/15/2036 (a)	420,000	416,766
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 8/15/2041	$158,000	$151,963
5.75%, 3/15/2056 (a)	1,250,000	1,220,900
Western Midstream Operating LP:
5.25%, 2/1/2050	540,000	455,393
5.30%, 3/1/2048	374,000	316,041
5.45%, 4/1/2044	430,000	383,676
5.50%, 8/15/2048	204,000	176,250
Williams Cos., Inc.:
3.50%, 10/15/2051	80,000	54,450
4.85%, 3/1/2048	379,000	324,121
4.90%, 1/15/2045	175,000	153,326
5.10%, 9/15/2045	40,000	36,167
5.15%, 3/15/2036	231,000	227,630
5.30%, 8/15/2052	386,000	347,686
5.40%, 3/4/2044	260,000	242,091
5.75%, 6/24/2044	531,000	517,406
5.80%, 11/15/2043	363,000	355,286
5.80%, 11/15/2054	686,000	661,352
5.95%, 3/15/2056	825,000	812,254
6.00%, 3/15/2055	220,000	218,022
6.30%, 4/15/2040	473,000	500,642
		63,758,994
REAL ESTATE INVESTMENT TRUSTS — 1.2%
Alexandria Real Estate Equities, Inc.:
3.55%, 3/15/2052	60,000	40,820
4.85%, 4/15/2049	365,000	304,658
5.15%, 4/15/2053	353,000	305,973
5.25%, 3/15/2036	225,000	219,443
5.25%, 5/15/2036	155,000	150,827
5.63%, 5/15/2054 (b)	458,000	426,448
American Homes 4 Rent LP:
3.38%, 7/15/2051	43,000	28,063
4.30%, 4/15/2052	427,000	326,783
American Tower Corp.:
2.95%, 1/15/2051	20,000	12,335
3.70%, 10/15/2049	246,000	176,567
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	383,000	296,511
Series MTN, 4.15%, 7/1/2047	138,000	110,524
Series MTN, 4.35%, 4/15/2048	243,000	199,112
Camden Property Trust 3.35%, 11/1/2049	385,000	262,809
Crown Castle, Inc.:
2.90%, 4/1/2041	487,000	344,436
3.25%, 1/15/2051	112,000	71,509
4.00%, 11/15/2049	247,000	178,742
4.15%, 7/1/2050	253,000	189,573
4.75%, 5/15/2047	447,000	371,542
5.20%, 2/15/2049	394,000	342,855
Security Description	Principal Amount	Value
Equinix, Inc.:
2.95%, 9/15/2051	$20,000	$12,184
3.00%, 7/15/2050	80,000	49,689
3.40%, 2/15/2052	307,000	202,798
ERP Operating LP:
4.00%, 8/1/2047	157,000	123,083
4.50%, 7/1/2044	392,000	338,904
4.50%, 6/1/2045	353,000	300,611
Essex Portfolio LP 4.50%, 3/15/2048	347,000	283,683
Federal Realty OP LP 4.50%, 12/1/2044	232,000	197,606
GLP Capital LP/GLP Financing II, Inc.:
5.75%, 11/1/2037	200,000	193,408
6.25%, 9/15/2054	155,000	150,570
Healthpeak OP LLC 6.75%, 2/1/2041	317,000	342,078
Kimco Realty OP LLC:
3.70%, 10/1/2049	71,000	50,979
4.13%, 12/1/2046	152,000	121,592
4.25%, 4/1/2045	297,000	244,695
4.45%, 9/1/2047	383,000	317,078
Mid-America Apartments LP 2.88%, 9/15/2051	390,000	240,747
NNN REIT, Inc.:
3.10%, 4/15/2050	400,000	254,824
3.50%, 4/15/2051	202,000	139,881
4.80%, 10/15/2048	139,000	119,985
Prologis LP:
3.00%, 4/15/2050	364,000	234,616
3.05%, 3/1/2050	403,000	262,599
4.38%, 9/15/2048	424,000	349,753
5.25%, 6/15/2053	503,000	468,736
5.25%, 3/15/2054	481,000	448,100
Public Storage Operating Co. 5.35%, 8/1/2053	719,000	676,931
Realty Income Corp.:
4.65%, 3/15/2047	238,000	204,285
5.38%, 9/1/2054	430,000	407,055
Regency Centers LP:
4.40%, 2/1/2047	235,000	194,651
4.65%, 3/15/2049	257,000	217,227
Simon Property Group LP:
3.25%, 9/13/2049	661,000	441,528
3.80%, 7/15/2050	545,000	401,670
4.25%, 10/1/2044	267,000	219,084
4.25%, 11/30/2046	535,000	433,045
4.75%, 3/15/2042	380,000	344,139
5.85%, 3/8/2053 (b)	340,000	338,096
6.65%, 1/15/2054	238,000	259,965
6.75%, 2/1/2040	140,000	157,290
Ventas Realty LP:
4.38%, 2/1/2045	158,000	130,508
4.88%, 4/15/2049	616,000	528,620
5.70%, 9/30/2043	142,000	139,471
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
VICI Properties LP:
5.63%, 5/15/2052	$93,000	$82,977
6.13%, 4/1/2054 (b)	233,000	222,068
Welltower OP LLC:
4.95%, 9/1/2048	202,000	181,622
6.50%, 3/15/2041	239,000	261,516
Weyerhaeuser Co. 4.00%, 3/9/2052	198,000	145,873
		15,795,350
RETAIL — 2.6%
Darden Restaurants, Inc. 4.55%, 2/15/2048	345,000	275,734
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	697,000	493,295
Dollar General Corp.:
4.13%, 4/3/2050	454,000	341,844
5.50%, 11/1/2052 (b)	240,000	222,631
Dollar Tree, Inc. 3.38%, 12/1/2051	493,000	318,665
Home Depot, Inc.:
2.38%, 3/15/2051	450,000	252,005
2.75%, 9/15/2051	450,000	270,869
3.13%, 12/15/2049	975,000	645,977
3.50%, 9/15/2056	492,000	335,682
3.63%, 4/15/2052	1,120,000	798,974
3.90%, 6/15/2047	651,000	504,440
4.20%, 4/1/2043	672,000	568,599
4.25%, 4/1/2046	1,135,000	937,385
4.40%, 3/15/2045	669,000	566,636
4.50%, 12/6/2048	1,027,000	863,029
4.88%, 2/15/2044	823,000	751,827
4.95%, 9/15/2052	799,000	711,142
5.30%, 6/25/2054 (b)	1,031,000	964,727
5.40%, 9/15/2040	4,000	4,018
5.40%, 6/25/2064	239,000	224,199
5.88%, 12/16/2036	1,087,000	1,157,144
5.95%, 4/1/2041	504,000	530,505
Lowe's Cos., Inc.:
2.80%, 9/15/2041	60,000	42,236
3.00%, 10/15/2050	300,000	185,022
3.50%, 4/1/2051	80,000	54,364
3.70%, 4/15/2046	450,000	331,740
4.05%, 5/3/2047	1,131,000	867,895
4.25%, 4/1/2052	1,080,000	827,140
4.38%, 9/15/2045	340,000	277,875
4.45%, 4/1/2062	904,000	683,939
4.55%, 4/5/2049	487,000	398,059
4.65%, 4/15/2042	265,000	234,981
5.00%, 4/15/2040	35,000	33,048
5.13%, 4/15/2050	496,000	437,745
5.63%, 4/15/2053 (b)	1,065,000	1,005,701
5.75%, 7/1/2053	360,000	347,173
5.80%, 9/15/2062	636,000	606,839
5.85%, 4/1/2063	191,200	183,170
Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	$278,000	$213,618
Series MTN, 3.63%, 9/1/2049	657,000	472,981
Series MTN, 3.70%, 2/15/2042	102,000	81,830
Series MTN, 4.20%, 4/1/2050	512,000	403,768
Series MTN, 4.45%, 3/1/2047	175,000	145,719
Series MTN, 4.45%, 9/1/2048	379,000	312,414
Series MTN, 4.60%, 5/26/2045	270,000	232,710
Series MTN, 4.70%, 12/9/2035 (b)	211,000	206,651
Series MTN, 4.88%, 7/15/2040	235,000	220,696
Series MTN, 4.88%, 12/9/2045	430,000	382,868
Series MTN, 5.15%, 9/9/2052 (b)	477,000	431,218
Series MTN, 5.70%, 2/1/2039	90,000	93,260
Series I, 6.30%, 3/1/2038	231,000	251,827
Series MTN, 6.30%, 10/15/2037	237,000	259,771
Starbucks Corp.:
3.35%, 3/12/2050	322,000	216,864
3.50%, 11/15/2050 (b)	441,000	303,862
3.75%, 12/1/2047 (b)	263,000	193,813
4.30%, 6/15/2045	221,000	179,901
4.45%, 8/15/2049	535,000	435,913
4.50%, 11/15/2048	752,000	619,866
Target Corp.:
2.95%, 1/15/2052 (b)	431,000	272,021
3.63%, 4/15/2046	198,000	148,981
3.90%, 11/15/2047	485,000	377,432
4.00%, 7/1/2042	897,000	744,456
4.80%, 1/15/2053 (b)	907,000	795,820
5.25%, 2/15/2036	13,000	13,157
6.50%, 10/15/2037	130,000	145,354
7.00%, 1/15/2038	153,000	177,098
TJX Cos., Inc. 4.50%, 4/15/2050	403,000	344,335
Walmart, Inc.:
2.50%, 9/22/2041	427,000	305,694
2.65%, 9/22/2051	60,000	36,949
2.95%, 9/24/2049	435,000	290,175
3.63%, 12/15/2047	432,000	332,225
3.95%, 6/28/2038	215,000	198,714
4.00%, 4/11/2043	19,000	16,205
4.05%, 6/29/2048	869,000	710,077
4.30%, 4/22/2044	247,000	218,852
4.50%, 9/9/2052	779,000	673,321
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/15/2053 (b)	$1,020,000	$882,300
5.00%, 10/25/2040	245,000	246,921
5.63%, 4/1/2040	1,904,000	2,008,111
5.63%, 4/15/2041	273,000	286,593
6.20%, 4/15/2038	202,000	224,848
6.50%, 8/15/2037	192,754	220,626
		33,586,069
SEMICONDUCTORS — 2.3%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (b)	247,000	204,331
Analog Devices, Inc.:
2.80%, 10/1/2041	318,000	228,229
2.95%, 10/1/2051	860,000	547,321
5.30%, 12/15/2045	264,000	252,165
5.30%, 4/1/2054	498,000	472,114
Applied Materials, Inc.:
4.35%, 4/1/2047	801,000	677,726
5.85%, 6/15/2041	217,000	226,550
Broadcom, Inc.:
3.19%, 11/15/2036 (a)	859,000	717,935
3.50%, 2/15/2041	4,653,000	3,718,352
3.75%, 2/15/2051	330,000	245,678
4.90%, 2/15/2038	205,000	197,741
4.93%, 5/15/2037 (a)	773,000	749,253
5.70%, 1/15/2056	885,000	879,256
Intel Corp.:
2.80%, 8/12/2041	332,000	227,732
3.10%, 2/15/2060 (b)	522,000	287,168
3.20%, 8/12/2061	500,000	278,915
3.25%, 11/15/2049	1,265,000	797,595
3.73%, 12/8/2047	1,219,000	852,093
4.10%, 5/19/2046	777,000	582,431
4.10%, 5/11/2047	461,000	343,242
4.25%, 12/15/2042	373,000	299,937
4.60%, 3/25/2040	362,800	319,333
4.75%, 3/25/2050	1,458,000	1,177,831
4.80%, 10/1/2041	377,000	329,879
4.90%, 7/29/2045	683,384	578,204
4.90%, 8/5/2052	1,035,000	845,078
4.95%, 3/25/2060	533,552	428,309
5.05%, 8/5/2062	761,000	613,495
5.63%, 2/10/2043	649,000	613,987
5.70%, 2/10/2053	1,317,000	1,211,706
5.90%, 2/10/2063	886,000	821,995
KLA Corp.:
3.30%, 3/1/2050	509,000	346,507
5.00%, 3/15/2049	521,000	470,088
5.25%, 7/15/2062	362,000	329,927
Lam Research Corp.:
2.88%, 6/15/2050	20,000	12,589
3.13%, 6/15/2060	370,000	224,731
4.88%, 3/15/2049	582,000	520,692
Micron Technology, Inc.:
3.37%, 11/1/2041	222,000	172,263
3.48%, 11/1/2051	225,000	158,506
Security Description	Principal Amount	Value
NVIDIA Corp.:
3.50%, 4/1/2040	$261,000	$217,337
3.50%, 4/1/2050 (b)	1,315,000	968,642
3.70%, 4/1/2060	327,000	234,387
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	268,000	189,808
3.25%, 5/11/2041	426,000	313,451
3.25%, 11/30/2051	321,000	205,748
QUALCOMM, Inc.:
3.25%, 5/20/2050	560,000	374,500
4.30%, 5/20/2047	603,000	489,154
4.50%, 5/20/2052	738,000	601,780
4.80%, 5/20/2045	1,052,000	929,600
6.00%, 5/20/2053	837,000	851,572
Texas Instruments, Inc.:
3.88%, 3/15/2039	220,000	192,001
4.10%, 8/16/2052 (b)	358,000	277,905
4.15%, 5/15/2048	749,000	606,765
5.00%, 3/14/2053	471,000	425,063
5.05%, 5/18/2063	966,000	848,341
5.15%, 2/8/2054 (b)	362,000	336,041
TSMC Arizona Corp. 3.13%, 10/25/2041	897,000	722,444
		30,745,423
SOFTWARE — 3.7%
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041 (b)	223,000	160,350
4.50%, 8/15/2046	323,000	263,022
Fiserv, Inc. 4.40%, 7/1/2049 (b)	1,110,000	838,561
Intuit, Inc. 5.50%, 9/15/2053 (b)	746,180	686,299
Microsoft Corp.:
2.50%, 9/15/2050	1,071,000	636,399
2.53%, 6/1/2050	3,815,000	2,284,422
2.68%, 6/1/2060	380,000	212,010
2.92%, 3/17/2052	3,789,000	2,433,410
3.04%, 3/17/2062 (b)	1,300,000	788,164
3.45%, 8/8/2036	377,000	339,835
3.50%, 11/15/2042 (b)	479,842	386,695
3.70%, 8/8/2046	1,212,000	955,105
3.75%, 2/12/2045	564,000	455,233
3.95%, 8/8/2056	331,000	252,778
4.00%, 2/12/2055	595,000	465,403
4.25%, 2/6/2047	500,000	426,015
4.45%, 11/3/2045	789,000	700,238
4.50%, 10/1/2040	215,000	205,106
4.50%, 6/15/2047	420,000	368,747
4.50%, 2/6/2057	601,000	512,881
5.20%, 6/1/2039 (b)	186,000	192,869
5.30%, 2/8/2041	363,000	372,155
Oracle Corp.:
3.60%, 4/1/2040	1,961,000	1,423,274
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 4/1/2050	$460,000	$277,513
3.65%, 3/25/2041	1,438,000	1,022,361
3.80%, 11/15/2037	1,069,000	848,284
3.85%, 7/15/2036	150,000	124,215
3.85%, 4/1/2060	475,000	279,205
3.95%, 3/25/2051	2,089,000	1,324,384
4.00%, 7/15/2046	1,980,000	1,335,154
4.00%, 11/15/2047	1,265,000	833,812
4.10%, 3/25/2061	1,005,000	620,216
4.13%, 5/15/2045	1,384,000	952,109
4.38%, 5/15/2055	996,000	658,346
4.50%, 7/8/2044	740,000	545,883
5.38%, 7/15/2040	1,440,000	1,262,102
5.38%, 9/27/2054	1,243,000	961,510
5.50%, 9/27/2064	915,000	697,294
5.55%, 2/6/2053	1,495,000	1,192,517
5.88%, 9/26/2045	1,605,000	1,386,014
5.95%, 9/26/2055	2,206,000	1,854,761
6.00%, 8/3/2055	1,182,000	991,036
6.10%, 9/26/2065	1,840,000	1,525,102
6.13%, 7/8/2039 (b)	792,000	755,140
6.13%, 8/3/2065	1,182,000	978,601
6.50%, 4/15/2038	461,000	463,231
6.55%, 2/4/2046	1,900,000	1,773,897
6.70%, 2/4/2056	720,000	666,907
6.85%, 2/4/2066	1,465,000	1,345,002
6.90%, 11/9/2052	2,304,000	2,177,165
Salesforce, Inc.:
2.70%, 7/15/2041	663,000	452,033
2.90%, 7/15/2051 (b)	1,147,000	671,660
3.05%, 7/15/2061 (b)	660,000	367,785
6.40%, 3/15/2046	1,500,000	1,510,290
6.55%, 3/15/2056	2,000,000	2,004,820
6.70%, 3/15/2066	1,000,000	1,015,360
Synopsys, Inc. 5.70%, 4/1/2055	505,000	482,320
		48,715,000
TELECOMMUNICATIONS — 5.7%
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	557,000	478,792
4.38%, 4/22/2049 (b)	467,000	382,749
6.13%, 11/15/2037	3,000	3,152
6.13%, 3/30/2040	1,372,000	1,430,461
AT&T, Inc.:
3.10%, 2/1/2043	135,000	97,177
3.30%, 2/1/2052	255,000	161,400
3.50%, 6/1/2041	670,000	519,417
3.50%, 9/15/2053	3,348,000	2,193,007
3.50%, 2/1/2061 (b)	248,000	154,172
3.55%, 9/15/2055	2,969,000	1,930,444
3.65%, 6/1/2051	815,000	558,674
3.65%, 9/15/2059	3,481,000	2,249,631
3.80%, 12/1/2057	2,628,000	1,770,589
3.85%, 6/1/2060	991,000	664,594
4.30%, 12/15/2042	427,000	353,676
Security Description	Principal Amount	Value
4.35%, 6/15/2045	$474,000	$382,063
4.50%, 5/15/2035	1,352,000	1,281,115
4.50%, 3/9/2048	852,000	686,738
4.55%, 3/9/2049	456,000	366,300
4.65%, 6/1/2044	370,000	313,434
4.75%, 5/15/2046	651,000	550,792
4.80%, 6/15/2044	354,000	305,973
4.85%, 3/1/2039	202,000	187,999
4.85%, 7/15/2045	126,000	109,441
4.90%, 11/1/2035	450,000	438,763
4.90%, 8/15/2037	197,000	189,039
5.13%, 4/30/2036	750,000	740,040
5.15%, 3/15/2042	112,000	102,294
5.15%, 2/15/2050	489,000	431,186
5.15%, 11/15/2046	400,000	356,704
5.25%, 3/1/2037	390,000	387,137
5.35%, 9/1/2040	820	789
5.45%, 3/1/2047	1,128,000	1,046,017
5.55%, 8/15/2041	130,000	125,476
5.55%, 11/1/2045	575,000	543,984
5.65%, 2/15/2047	374,000	358,782
5.70%, 11/1/2054	1,025,000	960,845
5.70%, 3/1/2057	366,000	346,060
5.85%, 4/30/2046	1,000,000	973,220
6.00%, 8/15/2040	317,000	325,756
6.00%, 4/30/2056	2,000,000	1,956,200
6.05%, 8/15/2056	878,000	864,523
6.30%, 1/15/2038	159,000	168,683
6.38%, 3/1/2041	192,000	203,376
6.55%, 2/15/2039	121,000	131,279
Bell Telephone Co. of Canada or Bell Canada:
Series US-6, 3.20%, 2/15/2052	80,000	51,647
3.65%, 8/15/2052	110,000	75,522
Series US-4, 3.65%, 3/17/2051	228,000	160,683
4.30%, 7/29/2049	288,000	225,397
4.46%, 4/1/2048	660,000	533,663
5.55%, 2/15/2054 (b)	259,000	242,566
Cisco Systems, Inc.:
5.30%, 2/26/2054	1,396,000	1,309,713
5.35%, 2/26/2064	763,000	704,470
5.50%, 1/15/2040	580,036	589,694
5.50%, 2/24/2055	580,000	561,805
5.90%, 2/15/2039	591,000	624,238
Corning, Inc.:
3.90%, 11/15/2049	141,000	105,582
4.70%, 3/15/2037	96,000	91,525
4.75%, 3/15/2042	150,000	136,340
5.35%, 11/15/2048	302,000	284,149
5.45%, 11/15/2079	110,000	98,871
5.75%, 8/15/2040	218,000	220,080
5.85%, 11/15/2068	337,000	321,754
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Juniper Networks, Inc. 5.95%, 3/15/2041	$345,000	$335,399
Motorola Solutions, Inc. 5.50%, 9/1/2044	175,000	166,912
Nokia OYJ 6.63%, 5/15/2039	394,000	413,294
Orange SA:
5.38%, 1/13/2042	535,000	517,013
5.50%, 2/6/2044	60,000	58,321
Rogers Communications, Inc.:
3.70%, 11/15/2049	60,000	43,921
4.30%, 2/15/2048	190,000	148,947
4.35%, 5/1/2049	60,000	47,172
4.50%, 3/15/2042	525,000	442,979
4.50%, 3/15/2043	221,000	182,984
4.55%, 3/15/2052	1,372,000	1,084,662
5.00%, 3/15/2044	609,000	533,447
5.45%, 10/1/2043	739,000	683,671
7.50%, 8/15/2038	118,000	134,469
Telefonica Emisiones SA:
4.67%, 3/6/2038	273,000	246,251
4.90%, 3/6/2048	836,000	690,703
5.21%, 3/8/2047	1,606,000	1,398,681
5.52%, 3/1/2049 (b)	914,000	825,433
7.05%, 6/20/2036	636,000	702,360
TELUS Corp. 4.60%, 11/16/2048	170,000	141,175
T-Mobile USA, Inc.:
3.00%, 2/15/2041	890,000	650,768
3.30%, 2/15/2051	885,000	578,887
3.40%, 10/15/2052	900,000	588,690
3.60%, 11/15/2060	20,800	13,499
4.38%, 4/15/2040	870,000	764,399
4.50%, 4/15/2050	886,000	715,206
4.95%, 11/15/2035	2,355,000	2,311,126
5.00%, 2/15/2036	680,000	668,488
5.25%, 6/15/2055	415,000	368,744
5.50%, 1/15/2055	578,000	532,020
5.65%, 1/15/2053	90,000	85,024
5.70%, 1/15/2056	730,000	693,901
5.75%, 1/15/2054 (b)	518,000	496,327
5.80%, 9/15/2062	581,000	556,691
5.85%, 2/15/2056	930,000	902,212
5.88%, 11/15/2055	385,000	374,432
6.00%, 6/15/2054	303,000	299,258
Verizon Communications, Inc.:
2.65%, 11/20/2040	752,000	528,024
2.85%, 9/3/2041	345,000	242,514
2.88%, 11/20/2050 (b)	1,147,000	695,919
2.99%, 10/30/2056	711,000	417,997
3.40%, 3/22/2041	1,007,000	774,343
3.55%, 3/22/2051	1,604,000	1,118,870
3.70%, 3/22/2061	1,775,000	1,181,085
3.85%, 11/1/2042	259,000	206,164
3.88%, 3/1/2052 (b)	458,000	333,667
Security Description	Principal Amount	Value
4.00%, 3/22/2050	$413,000	$311,778
4.13%, 8/15/2046	336,000	267,103
4.27%, 1/15/2036	280,000	258,919
4.52%, 9/15/2048	364,000	297,814
4.67%, 3/15/2055	332,000	270,255
4.75%, 11/1/2041	223,000	200,700
4.81%, 3/15/2039	227,000	211,367
4.86%, 8/21/2046	1,521,000	1,325,688
5.00%, 1/15/2036	2,875,000	2,813,820
5.01%, 4/15/2049	225,000	198,056
5.01%, 8/21/2054	277,000	239,184
5.25%, 3/16/2037	304,000	300,212
5.50%, 3/16/2047	208,000	195,612
5.75%, 11/30/2045	750,000	730,290
5.85%, 9/15/2035	671,000	703,772
5.88%, 11/30/2055	1,837,000	1,785,270
6.00%, 11/30/2065	1,320,000	1,280,532
6.55%, 9/15/2043	405,000	433,666
Vodafone Group PLC:
4.25%, 9/17/2050	60,000	46,130
4.38%, 2/19/2043	50,000	41,914
4.88%, 6/19/2049	140,000	118,759
5.00%, 5/30/2038	111,000	108,217
5.13%, 6/19/2059	140,000	122,436
5.25%, 5/30/2048	120,000	107,880
5.63%, 2/10/2053	550,000	514,228
5.75%, 6/28/2054	1,329,000	1,253,699
5.75%, 2/10/2063	432,000	401,592
5.88%, 6/28/2064	733,000	693,675
6.15%, 2/27/2037	368,000	394,113
		74,642,372
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
5.10%, 5/15/2044	153,000	138,647
6.35%, 3/15/2040	254,000	264,008
Mattel, Inc. 5.45%, 11/1/2041	264,000	239,551
		642,206
TRANSPORTATION — 3.4%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	233,000	142,946
3.05%, 2/15/2051	92,000	59,288
3.30%, 9/15/2051	230,000	154,940
3.55%, 2/15/2050	490,000	353,515
3.90%, 8/1/2046	616,000	480,985
4.05%, 6/15/2048	416,000	327,367
4.13%, 6/15/2047	470,000	378,359
4.15%, 4/1/2045	554,497	456,135
4.15%, 12/15/2048	413,000	330,916
4.38%, 9/1/2042	385,000	334,234
4.40%, 3/15/2042	261,000	229,234
4.45%, 3/15/2043	666,000	579,833
4.45%, 1/15/2053	661,000	544,142
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 9/1/2044	$533,000	$464,701
4.70%, 9/1/2045	409,000	361,527
4.95%, 9/15/2041	158,000	150,743
5.05%, 3/1/2041	195,000	187,764
5.15%, 9/1/2043	566,000	536,404
5.20%, 4/15/2054	870,000	800,470
5.40%, 6/1/2041	36,000	35,952
5.50%, 3/15/2055	764,000	735,984
5.55%, 3/15/2056	1,228,000	1,191,062
5.75%, 5/1/2040	366,000	379,941
5.80%, 3/15/2056	310,000	312,790
6.15%, 5/1/2037	223,000	242,301
Canadian National Railway Co.:
3.20%, 8/2/2046	240,000	169,250
3.65%, 2/3/2048	439,000	327,709
4.40%, 8/5/2052 (b)	349,000	290,162
4.45%, 1/20/2049	421,000	353,017
6.13%, 11/1/2053	308,000	322,337
6.20%, 6/1/2036	162,000	176,196
6.38%, 11/15/2037	198,000	217,756
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	104,200
3.50%, 5/1/2050	369,000	260,850
4.20%, 11/15/2069	484,000	357,773
4.30%, 5/15/2043	356,000	303,490
4.70%, 5/1/2048	310,000	269,015
4.80%, 8/1/2045	228,000	203,526
4.95%, 8/15/2045	235,000	214,376
5.50%, 3/15/2056 (b)	210,000	200,808
5.95%, 5/15/2037	187,000	198,783
6.13%, 9/15/2115	639,000	643,524
CSX Corp.:
3.35%, 9/15/2049	277,000	191,565
3.80%, 11/1/2046	733,000	561,478
3.80%, 4/15/2050	507,000	376,660
3.95%, 5/1/2050	532,000	406,975
4.10%, 3/15/2044	754,000	623,000
4.25%, 11/1/2066	416,000	312,716
4.30%, 3/1/2048	401,000	328,218
4.40%, 3/1/2043	138,000	120,709
4.50%, 3/15/2049	462,000	385,742
4.50%, 11/15/2052	448,000	373,215
4.50%, 8/1/2054	297,000	244,811
4.65%, 3/1/2068	290,000	234,091
4.75%, 5/30/2042	363,000	331,357
4.75%, 11/15/2048	308,000	267,387
4.90%, 3/15/2055	312,000	275,668
5.50%, 4/15/2041	248,000	249,796
6.15%, 5/1/2037	255,000	275,517
6.22%, 4/30/2040	263,000	283,664
FedEx Corp.:
3.25%, 5/15/2041	297,000	223,439
3.88%, 8/1/2042	40,000	31,568
4.05%, 2/15/2048	470,000	357,548
Security Description	Principal Amount	Value
4.10%, 4/15/2043	$200,000	$161,244
4.10%, 2/1/2045	433,000	340,334
4.40%, 1/15/2047	491,000	395,289
4.55%, 4/1/2046	788,000	654,440
4.75%, 11/15/2045	916,000	780,551
4.95%, 10/17/2048	403,000	349,582
5.10%, 1/15/2044	482,000	439,910
5.25%, 5/15/2050	85,000	77,761
Fedex Freight Holding Co., Inc. 5.25%, 3/15/2036 (a)	245,000	236,849
Norfolk Southern Corp.:
2.90%, 8/25/2051	50,000	30,667
3.05%, 5/15/2050	150,000	96,233
3.16%, 5/15/2055	80,000	50,584
3.40%, 11/1/2049	316,000	217,929
3.70%, 3/15/2053	278,000	196,671
3.94%, 11/1/2047	457,000	349,847
3.95%, 10/1/2042 (b)	197,000	160,220
4.05%, 8/15/2052	453,000	343,292
4.10%, 5/15/2049	386,000	300,262
4.10%, 5/15/2121	342,000	231,192
4.15%, 2/28/2048	384,000	304,297
4.45%, 6/15/2045	305,000	258,292
4.55%, 6/1/2053	624,000	512,834
4.65%, 1/15/2046	758,000	655,223
4.84%, 10/1/2041	123,000	113,333
5.10%, 8/1/2118	307,000	260,050
5.35%, 8/1/2054	400,000	372,696
5.95%, 3/15/2064	392,000	388,782
Union Pacific Corp.:
2.89%, 4/6/2036	173,000	145,209
2.95%, 3/10/2052	518,000	323,605
2.97%, 9/16/2062	160,000	91,862
3.20%, 5/20/2041	255,000	196,449
3.25%, 2/5/2050	915,600	620,887
3.35%, 8/15/2046	299,000	212,616
3.38%, 2/14/2042	186,000	144,051
3.50%, 2/14/2053	914,000	635,559
3.55%, 5/20/2061	264,000	174,119
Series MTN, 3.55%, 8/15/2039	202,000	169,908
3.60%, 9/15/2037	162,000	141,758
3.75%, 2/5/2070	455,000	302,102
3.80%, 10/1/2051	739,000	546,638
3.80%, 4/6/2071	73,000	49,156
3.84%, 3/20/2060	1,011,000	716,748
3.85%, 2/14/2072	235,000	159,570
3.88%, 2/1/2055	296,000	218,706
3.95%, 8/15/2059	291,000	211,109
4.00%, 4/15/2047	382,000	300,454
4.05%, 11/15/2045	448,000	360,698
4.05%, 3/1/2046	442,000	353,750
4.10%, 9/15/2067	271,000	196,302
4.30%, 3/1/2049	389,000	317,650
4.50%, 9/10/2048	320,000	269,024
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 9/9/2052	$364,000	$327,127
4.95%, 5/15/2053	354,000	315,492
5.15%, 1/20/2063	499,000	444,604
5.60%, 12/1/2054 (b)	610,000	597,593
United Parcel Service, Inc.:
3.40%, 11/15/2046	300,000	214,590
3.63%, 10/1/2042	353,000	278,097
3.75%, 11/15/2047	847,541	636,639
4.25%, 3/15/2049	489,374	392,302
4.88%, 11/15/2040	237,000	225,354
5.05%, 3/3/2053	852,000	758,203
5.20%, 4/1/2040 (b)	175,000	172,844
5.30%, 4/1/2050 (b)	898,000	840,627
5.50%, 5/22/2054	697,000	664,123
5.60%, 5/22/2064	250,000	235,905
5.95%, 5/14/2055 (b)	873,000	882,385
6.05%, 5/14/2065	691,000	694,738
6.20%, 1/15/2038	366,000	399,266
		44,055,612
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	225,000	141,266
5.20%, 3/15/2044	301,000	276,776
6.05%, 6/5/2054	437,000	434,194
		852,236
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	140,000	93,468
3.45%, 5/1/2050	174,000	120,857
3.75%, 9/1/2047	643,000	479,414
4.00%, 12/1/2046	317,000	244,600
4.15%, 6/1/2049	392,000	307,293
4.20%, 9/1/2048	445,000	353,726
4.30%, 12/1/2042	133,000	115,106
4.30%, 9/1/2045	241,000	199,719
5.45%, 3/1/2054	473,000	448,650
5.70%, 9/1/2055	694,000	679,072
6.59%, 10/15/2037	239,000	268,780
Essential Utilities, Inc.:
3.35%, 4/15/2050	412,000	273,815
4.28%, 5/1/2049	393,000	307,758
5.30%, 5/1/2052	331,000	300,330
		4,192,588
TOTAL CORPORATE BONDS & NOTES (Cost $1,414,374,226)		1,286,872,466

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.3%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $42,979,633)	42,979,633	$42,979,633
TOTAL INVESTMENTS — 101.4% (Cost $1,457,353,859)		1,329,852,099
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(18,670,693)
NET ASSETS — 100.0%		$1,311,181,406

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.2% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2026. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,286,872,466	$—	$1,286,872,466
Short-Term Investment	42,979,633	—	—	42,979,633
TOTAL INVESTMENTS	$42,979,633	$1,286,872,466	$—	$1,329,852,099
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,801,089	$2,801,089	$135,625,806	$138,426,895	$—	$—	—	$—	$101,149
State Street Navigator Securities Lending Portfolio II	48,347,355	48,347,355	209,847,380	215,215,102	—	—	42,979,633	42,979,633	100,282
Total		$51,148,444	$345,473,186	$353,641,997	$—	$—		$42,979,633	$201,431
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.6%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$122,392,200	$77,087,962
1.13%, 8/15/2040	171,957,800	107,178,073
1.25%, 5/15/2050	209,394,400	99,364,186
1.38%, 11/15/2040	180,321,600	116,110,205
1.38%, 8/15/2050	235,853,900	115,273,594
1.63%, 11/15/2050	230,586,200	120,301,144
1.75%, 8/15/2041	244,618,700	163,550,534
1.88%, 2/15/2041	210,167,800	145,606,879
1.88%, 2/15/2051	255,523,900	141,855,690
1.88%, 11/15/2051	240,724,800	132,248,187
2.00%, 11/15/2041	218,867,200	151,360,348
2.00%, 2/15/2050	178,707,500	104,013,350
2.00%, 8/15/2051	254,346,100	144,778,569
2.25%, 5/15/2041	165,472,200	120,587,866
2.25%, 8/15/2046	114,938,600	74,889,682
2.25%, 8/15/2049	152,480,900	94,824,060
2.25%, 2/15/2052	217,258,900	130,898,487
2.38%, 2/15/2042	166,615,200	121,420,827
2.38%, 11/15/2049	139,650,800	88,983,744
2.38%, 5/15/2051	259,202,700	162,123,189
2.50%, 2/15/2045	112,994,700	79,255,189
2.50%, 2/15/2046	83,663,800	57,701,877
2.50%, 5/15/2046	83,203,200	57,163,198
2.75%, 8/15/2042	52,288,300	39,959,699
2.75%, 11/15/2042	76,905,300	58,472,061
2.75%, 8/15/2047	112,829,600	79,844,572
2.75%, 11/15/2047	113,679,500	80,197,335
2.88%, 5/15/2043	105,285,700	80,856,127
2.88%, 8/15/2045	70,999,200	52,705,812
2.88%, 11/15/2046 (a)	41,533,300	30,351,757
2.88%, 5/15/2049	146,157,600	103,863,244
2.88%, 5/15/2052	208,001,200	144,235,832
3.00%, 5/15/2042	45,938,900	36,593,205
3.00%, 11/15/2044	84,314,000	64,526,558
3.00%, 5/15/2045	52,669,300	40,078,045
3.00%, 11/15/2045	42,718,600	32,292,592
3.00%, 2/15/2047	79,336,200	59,130,262
3.00%, 5/15/2047	66,076,500	49,103,099
3.00%, 2/15/2048	126,535,000	93,319,562
3.00%, 8/15/2048	153,806,600	112,855,593
3.00%, 2/15/2049	163,017,000	119,053,353
3.00%, 8/15/2052	202,768,800	144,155,944
3.13%, 11/15/2041	46,517,300	38,056,966
3.13%, 2/15/2042	49,858,400	40,603,435
3.13%, 2/15/2043	65,651,900	52,542,036
3.13%, 8/15/2044	98,114,700	76,897,396
3.13%, 5/15/2048	137,679,100	103,582,010
3.25%, 5/15/2042	145,699,200	120,065,247
3.38%, 8/15/2042	135,504,600	113,188,686
3.38%, 5/15/2044	76,425,600	62,454,045
3.38%, 11/15/2048	152,444,900	119,454,871
3.50%, 2/15/2039	26,211,800	23,631,576
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$76,123,600	$64,990,523
3.63%, 2/15/2044	80,904,100	68,717,920
3.63%, 2/15/2053	202,741,400	162,699,973
3.63%, 5/15/2053	199,414,600	159,874,424
3.75%, 8/15/2041	43,517,800	38,805,638
3.75%, 11/15/2043	78,196,000	67,737,285
3.88%, 8/15/2040	44,088,800	40,389,474
3.88%, 2/15/2043	135,896,700	120,735,724
3.88%, 5/15/2043	136,109,500	120,669,579
4.00%, 11/15/2042	137,080,600	124,057,943
4.00%, 11/15/2052	202,027,200	173,585,558
4.13%, 8/15/2044	149,630,400	135,719,449
4.13%, 8/15/2053	221,671,100	194,447,118
4.25%, 5/15/2039	39,628,500	38,408,685
4.25%, 11/15/2040	44,508,300	42,421,973
4.25%, 2/15/2054	245,928,800	220,298,408
4.25%, 8/15/2054	241,827,400	216,586,665
4.38%, 2/15/2038	22,804,900	22,751,451
4.38%, 11/15/2039	45,982,900	44,804,588
4.38%, 5/15/2040	44,924,600	43,625,998
4.38%, 5/15/2041	43,923,800	42,297,247
4.38%, 8/15/2043	146,894,800	138,654,920
4.50%, 5/15/2038	25,394,300	25,560,950
4.50%, 8/15/2039	41,891,900	41,479,527
4.50%, 2/15/2044	141,695,100	135,473,800
4.50%, 11/15/2054	244,003,600	227,952,738
4.63%, 2/15/2040	46,212,000	46,139,794
4.63%, 5/15/2044	149,334,300	144,830,938
4.63%, 11/15/2044	141,389,400	136,794,244
4.63%, 11/15/2045	146,729,200	141,524,899
4.63%, 2/15/2046 (a)	95,839,400	92,365,222
4.63%, 5/15/2054	244,278,400	232,942,355
4.63%, 2/15/2055	242,501,500	231,247,915
4.63%, 11/15/2055	245,609,900	234,595,831
4.75%, 2/15/2037	16,809,500	17,397,833
4.75%, 2/15/2041	46,669,300	46,902,647
4.75%, 11/15/2043	148,134,600	146,329,210
4.75%, 2/15/2045	149,916,300	147,316,189
4.75%, 11/15/2053	235,229,200	228,723,642
4.75%, 5/15/2055	245,765,100	239,275,365
4.75%, 8/15/2055	243,594,100	237,313,940
4.75%, 2/15/2056	136,381,900	132,972,352
4.88%, 8/15/2045	149,231,000	148,764,653
5.00%, 5/15/2037	21,611,600	22,861,021
5.00%, 5/15/2045	149,146,500	151,104,048
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,668,836,775)		10,270,797,416

Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	1,440,161	1,440,161
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	8,915,559	$8,915,559
TOTAL SHORT-TERM INVESTMENTS (Cost $10,355,720)		10,355,720
TOTAL INVESTMENTS — 98.7% (Cost $12,679,192,495)		10,281,153,136
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		137,168,074
NET ASSETS — 100.0%		$10,418,321,210

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$10,270,797,416	$—	$10,270,797,416
Short-Term Investments	10,355,720	—	—	10,355,720
TOTAL INVESTMENTS	$10,355,720	$10,270,797,416	$—	$10,281,153,136
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,037,083	$4,037,083	$577,104,997	$579,701,919	$—	$—	1,440,161	$1,440,161	$746,721
State Street Navigator Securities Lending Portfolio II	—	—	809,705,070	800,789,511	—	—	8,915,559	8,915,559	117,043
Total		$4,037,083	$1,386,810,067	$1,380,491,430	$—	$—		$10,355,720	$863,764
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$426,700	$268,754
1.13%, 8/15/2040	541,400	337,444
1.25%, 5/15/2050	730,400	346,598
1.38%, 11/15/2040	680,700	438,307
1.38%, 8/15/2050	875,700	427,998
1.63%, 11/15/2050	826,100	430,992
1.75%, 8/15/2041	659,300	440,804
1.88%, 2/15/2041	753,600	522,104
1.88%, 2/15/2051	972,100	539,667
1.88%, 11/15/2051	875,700	481,088
2.00%, 11/15/2041	657,500	454,702
2.00%, 2/15/2050	680,700	396,189
2.00%, 8/15/2051	948,700	540,018
2.25%, 5/15/2041	607,900	443,007
2.25%, 8/15/2046	437,300	284,928
2.25%, 8/15/2049	559,800	348,126
2.25%, 2/15/2052	778,500	469,046
2.38%, 2/15/2042	632,600	461,007
2.38%, 11/15/2049	535,000	340,895
2.38%, 5/15/2051	705,200	441,081
2.50%, 2/15/2045	414,000	290,382
2.50%, 2/15/2046	341,200	235,321
2.50%, 5/15/2046	341,200	234,415
2.75%, 8/15/2042	195,500	149,405
2.75%, 11/15/2042	268,300	203,992
2.75%, 8/15/2047	437,300	309,458
2.75%, 11/15/2047	437,300	308,501
2.88%, 5/15/2043	389,200	298,893
2.88%, 8/15/2045	291,400	216,319
2.88%, 11/15/2046	195,500	142,868
2.88%, 5/15/2049	583,100	414,365
2.88%, 5/15/2052	778,500	539,841
3.00%, 5/15/2042	195,500	155,728
3.00%, 11/15/2044	291,400	223,012
3.00%, 5/15/2045	195,500	148,763
3.00%, 11/15/2045	195,500	147,786
3.00%, 2/15/2047	389,200	290,076
3.00%, 5/15/2047	291,400	216,547
3.00%, 2/15/2048	486,900	359,089
3.00%, 8/15/2048	559,800	410,753
3.00%, 2/15/2049	583,100	425,845
3.00%, 8/15/2052	730,400	519,269
3.13%, 11/15/2041	195,500	159,943
3.13%, 2/15/2042	195,500	159,210
3.13%, 2/15/2043	243,400	194,796
3.13%, 8/15/2044	341,200	267,416
3.13%, 5/15/2048	486,900	366,316
3.25%, 5/15/2042	583,100	480,511
3.38%, 8/15/2042 (a)	486,900	406,714
3.38%, 5/15/2044	291,400	238,128
3.38%, 11/15/2048	583,100	456,914
3.63%, 8/15/2043	291,400	248,783
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$291,400	$247,508
3.63%, 2/15/2053	730,400	586,146
3.63%, 5/15/2053	730,400	585,575
3.75%, 8/15/2041	296,500	264,395
3.75%, 11/15/2043	268,300	232,415
3.88%, 8/15/2040	195,500	179,096
3.88%, 2/15/2043	486,900	432,580
3.88%, 5/15/2043	486,900	431,667
4.00%, 11/15/2042	486,900	440,645
4.00%, 11/15/2052	730,400	627,573
4.13%, 8/15/2044	457,700	415,148
4.13%, 8/15/2053 (a)	826,100	724,645
4.25%, 5/15/2039	352,000	341,165
4.25%, 11/15/2040	341,400	325,397
4.25%, 2/15/2054	875,700	784,436
4.25%, 8/15/2054	885,600	793,166
4.38%, 11/15/2039	232,200	226,250
4.38%, 5/15/2040	390,300	379,018
4.38%, 5/15/2041	430,400	414,462
4.38%, 8/15/2043	510,100	481,487
4.50%, 2/15/2036	323,200	329,311
4.50%, 8/15/2039	295,300	292,393
4.50%, 2/15/2044	535,000	511,510
4.50%, 11/15/2054	861,800	805,110
4.63%, 2/15/2040	195,500	195,195
4.63%, 5/15/2044	474,700	460,385
4.63%, 11/15/2044	457,700	442,825
4.63%, 11/15/2045	521,200	502,714
4.63%, 2/15/2046 (a)	155,400	149,767
4.63%, 5/15/2054	852,100	812,557
4.63%, 2/15/2055	846,400	807,122
4.63%, 11/15/2055	794,100	758,490
4.75%, 2/15/2041	374,800	376,674
4.75%, 11/15/2043	535,000	528,480
4.75%, 2/15/2045	461,600	453,594
4.75%, 11/15/2053	826,100	803,253
4.75%, 5/15/2055	894,400	870,782
4.75%, 8/15/2055	793,800	773,335
4.75%, 2/15/2056	396,000	386,100
4.88%, 8/15/2045	362,700	361,567
U.S. Treasury Notes:
0.38%, 7/31/2027	583,100	557,065
0.38%, 9/30/2027	632,600	600,945
0.50%, 4/30/2027 (a)	465,400	449,420
0.50%, 5/31/2027	437,300	420,884
0.50%, 6/30/2027	486,900	467,424
0.50%, 8/31/2027	486,900	464,742
0.50%, 10/31/2027	583,100	553,421
0.63%, 11/30/2027	632,600	600,080
0.63%, 12/31/2027	923,100	873,339
0.63%, 5/15/2030 (a)	1,021,600	894,698
0.63%, 8/15/2030	1,276,400	1,108,274
0.75%, 1/31/2028	778,500	736,352
0.88%, 11/15/2030	1,324,500	1,154,488
1.00%, 7/31/2028	879,000	824,269
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
1.13%, 2/29/2028	$778,500	$740,092
1.13%, 8/31/2028 (a)	778,500	730,513
1.13%, 2/15/2031	1,366,000	1,197,491
1.25%, 3/31/2028	949,600	903,084
1.25%, 4/30/2028	778,500	738,845
1.25%, 5/31/2028	778,500	737,325
1.25%, 6/30/2028	730,400	690,342
1.25%, 9/30/2028	944,700	887,280
1.25%, 8/15/2031	1,463,600	1,270,130
1.38%, 10/31/2028	748,700	704,070
1.38%, 12/31/2028	730,400	684,122
1.38%, 11/15/2031 (a)	1,418,700	1,230,279
1.50%, 11/30/2028	730,400	687,831
1.50%, 2/15/2030	730,400	668,373
1.63%, 8/15/2029	583,100	542,602
1.63%, 5/15/2031 (a)	1,366,000	1,218,301
1.75%, 1/31/2029	680,700	642,942
1.75%, 11/15/2029	429,900	399,572
1.88%, 2/28/2029	632,600	598,845
1.88%, 2/15/2032	1,342,800	1,190,791
2.25%, 8/15/2027	583,100	570,800
2.25%, 11/15/2027	911,700	889,086
2.38%, 5/15/2027	730,400	718,930
2.38%, 3/31/2029	632,600	606,703
2.38%, 5/15/2029	632,600	605,764
2.63%, 5/31/2027 (a)	632,600	624,050
2.63%, 2/15/2029	778,500	753,199
2.63%, 7/31/2029	486,900	468,299
2.75%, 4/30/2027	632,600	625,755
2.75%, 7/31/2027	658,000	648,824
2.75%, 2/15/2028	778,500	763,569
2.75%, 5/31/2029	583,100	564,240
2.75%, 8/15/2032 (a)	1,144,400	1,058,481
2.88%, 5/15/2028	826,100	810,417
2.88%, 8/15/2028 (a)	826,100	808,610
2.88%, 4/30/2029	583,100	566,883
2.88%, 5/15/2032 (a)	1,318,000	1,232,742
3.13%, 8/31/2027	583,100	577,406
3.13%, 11/15/2028	778,500	764,998
3.13%, 8/31/2029 (a)	486,900	475,450
3.25%, 6/30/2027	583,100	579,068
3.25%, 6/30/2029	535,000	525,345
3.38%, 9/15/2027 (a)	701,000	696,454
3.38%, 11/30/2027	774,100	768,445
3.38%, 12/31/2027	786,300	780,311
3.38%, 2/29/2028 (a)	777,300	771,258
3.38%, 9/15/2028	662,900	656,064
3.38%, 5/15/2033 (a)	1,293,100	1,231,678
3.50%, 9/30/2027 (a)	1,029,900	1,024,911
3.50%, 10/31/2027	791,300	787,189
3.50%, 1/31/2028	1,295,400	1,288,113
3.50%, 4/30/2028 (a)	569,500	565,896
3.50%, 10/15/2028	549,500	545,293
3.50%, 11/15/2028	647,800	642,587
3.50%, 12/15/2028 (a)	793,100	786,594
Security Description	Principal Amount	Value
3.50%, 1/15/2029	$658,900	$653,341
3.50%, 2/15/2029	647,800	642,233
3.50%, 3/15/2029	250,000	247,813
3.50%, 9/30/2029	867,000	856,637
3.50%, 1/31/2030	486,900	480,091
3.50%, 4/30/2030	851,300	838,397
3.50%, 11/30/2030	877,700	861,586
3.50%, 2/28/2031	904,900	887,368
3.50%, 2/15/2033 (a)	1,496,500	1,440,147
3.63%, 8/31/2027	1,021,700	1,018,747
3.63%, 3/31/2028	535,000	533,098
3.63%, 5/31/2028	535,000	532,910
3.63%, 8/15/2028	566,900	564,508
3.63%, 8/31/2029 (a)	867,000	860,430
3.63%, 3/31/2030	437,300	432,825
3.63%, 8/31/2030	798,100	788,373
3.63%, 9/30/2030	832,300	822,026
3.63%, 10/31/2030	784,400	774,289
3.63%, 12/31/2030	787,800	777,152
3.63%, 9/30/2031	504,400	494,864
3.75%, 4/30/2027	486,900	486,710
3.75%, 6/30/2027	832,200	831,550
3.75%, 8/15/2027 (a)	675,600	674,782
3.75%, 4/15/2028	660,400	659,523
3.75%, 5/15/2028	660,400	659,471
3.75%, 12/31/2028	730,400	728,973
3.75%, 5/31/2030	437,300	434,669
3.75%, 6/30/2030	437,300	434,464
3.75%, 12/31/2030 (a)	535,000	530,444
3.75%, 1/31/2031	784,700	778,079
3.75%, 8/31/2031	540,000	533,334
3.75%, 10/31/2032	545,500	534,164
3.75%, 11/30/2032	485,800	475,477
3.75%, 2/28/2033	518,200	506,460
3.88%, 5/31/2027	807,900	808,405
3.88%, 7/31/2027	613,500	613,788
3.88%, 10/15/2027	717,900	718,377
3.88%, 11/30/2027	535,000	535,313
3.88%, 12/31/2027	535,000	535,376
3.88%, 3/15/2028	680,600	681,398
3.88%, 3/31/2028	700,000	701,094
3.88%, 6/15/2028	664,900	665,887
3.88%, 7/15/2028	667,500	668,334
3.88%, 9/30/2029	856,700	856,767
3.88%, 11/30/2029	437,300	437,232
3.88%, 12/31/2029	437,300	437,095
3.88%, 4/30/2030 (a)	899,500	898,586
3.88%, 6/30/2030 (a)	869,600	868,309
3.88%, 7/31/2030	869,000	867,574
3.88%, 3/31/2031	750,000	747,598
3.88%, 8/31/2032	486,900	480,814
3.88%, 9/30/2032	552,500	545,335
3.88%, 12/31/2032	528,700	521,100
3.88%, 8/15/2033 (a)	1,418,700	1,392,764
3.88%, 8/15/2034	1,435,900	1,399,329
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/15/2027	$638,400	$640,146
4.00%, 2/29/2028	763,300	765,834
4.00%, 6/30/2028	535,000	537,257
4.00%, 1/31/2029	778,500	782,088
4.00%, 7/31/2029	861,300	865,203
4.00%, 10/31/2029	825,900	829,191
4.00%, 2/28/2030 (a)	1,306,300	1,311,199
4.00%, 3/31/2030	767,900	770,720
4.00%, 5/31/2030	901,900	905,071
4.00%, 7/31/2030	462,000	463,516
4.00%, 1/31/2031	535,000	536,087
4.00%, 4/30/2032	552,500	550,514
4.00%, 6/30/2032	527,700	525,391
4.00%, 7/31/2032	557,700	554,955
4.00%, 1/31/2033	476,000	472,430
4.00%, 2/15/2034 (a)	1,561,100	1,540,123
4.00%, 11/15/2035	1,397,000	1,362,730
4.13%, 9/30/2027	583,100	585,537
4.13%, 10/31/2027 (a)	535,000	537,173
4.13%, 11/15/2027	720,800	723,897
4.13%, 7/31/2028	535,000	538,678
4.13%, 3/31/2029	875,700	883,020
4.13%, 10/31/2029	862,200	869,273
4.13%, 11/30/2029	870,800	878,011
4.13%, 8/31/2030	486,900	490,666
4.13%, 3/31/2031	559,800	563,780
4.13%, 7/31/2031 (a)	456,700	459,626
4.13%, 10/31/2031	557,000	559,959
4.13%, 11/30/2031	552,200	554,918
4.13%, 2/29/2032	572,200	574,346
4.13%, 3/31/2032	479,000	480,684
4.13%, 5/31/2032	567,800	569,353
4.13%, 11/15/2032	1,270,000	1,270,595
4.13%, 2/15/2036	792,300	779,920
4.25%, 1/15/2028	620,900	625,314
4.25%, 2/15/2028	503,200	507,092
4.25%, 2/28/2029	826,100	835,587
4.25%, 6/30/2029	853,800	864,339
4.25%, 1/31/2030	782,100	791,937
4.25%, 2/28/2031 (a)	535,000	541,938
4.25%, 6/30/2031	424,400	429,738
4.25%, 3/31/2033	300,000	302,063
4.25%, 11/15/2034	1,431,100	1,430,653
4.25%, 5/15/2035	1,383,700	1,380,025
4.25%, 8/15/2035	1,495,000	1,489,627
4.38%, 7/15/2027	150,900	151,937
4.38%, 8/31/2028	586,800	594,181
4.38%, 11/30/2028	1,015,900	1,030,027
4.38%, 12/31/2029	826,800	840,817
4.38%, 11/30/2030	486,900	495,725
Security Description	Principal Amount	Value
4.38%, 1/31/2032	$450,500	$458,208
4.38%, 5/15/2034 (a)	1,458,100	1,473,364
4.50%, 4/15/2027	778,500	784,400
4.50%, 5/15/2027	456,700	460,054
4.50%, 5/31/2029	730,400	744,609
4.50%, 12/31/2031	494,900	506,731
4.50%, 11/15/2033 (a)	1,488,300	1,519,229
4.63%, 6/15/2027	659,500	665,683
4.63%, 9/30/2028	632,600	644,708
4.63%, 4/30/2029	923,800	944,730
4.63%, 9/30/2030	486,900	500,784
4.63%, 4/30/2031	583,100	600,411
4.63%, 5/31/2031	456,700	470,258
4.63%, 2/15/2035 (a)	1,110,200	1,138,996
4.88%, 10/31/2028 (a)	680,700	698,090
4.88%, 10/31/2030 (a)	486,900	505,805
TOTAL U.S. TREASURY OBLIGATIONS (Cost $178,620,968)		176,432,056

	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	889,342	889,342
State Street Navigator Securities Lending Portfolio II (d) (e)	872,476	872,476
TOTAL SHORT-TERM INVESTMENTS (Cost $1,761,818)		1,761,818
TOTAL INVESTMENTS — 99.8% (Cost $180,382,786)		178,193,874
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		335,005
NET ASSETS — 100.0%		$178,528,879

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$176,432,056	$—	$176,432,056
Short-Term Investments	1,761,818	—	—	1,761,818
TOTAL INVESTMENTS	$1,761,818	$176,432,056	$—	$178,193,874
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	440,709	$440,709	$9,691,854	$9,243,221	$—	$—	889,342	$889,342	$8,372
State Street Navigator Securities Lending Portfolio II	—	—	11,493,316	10,620,840	—	—	872,476	872,476	865
Total		$440,709	$21,185,170	$19,864,061	$—	$—		$1,761,818	$9,237
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.3%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$793,920	$722,442
1.50%, 12/1/2035	2,848,477	2,590,045
1.50%, 2/1/2036	2,387,844	2,169,701
1.50%, 4/1/2036	1,356,390	1,226,177
1.50%, 5/1/2036	3,109,797	2,810,538
1.50%, 6/1/2036	732,519	662,672
1.50%, 7/1/2036	601,165	543,036
1.50%, 12/1/2036	754,742	680,889
1.50%, 3/1/2037	9,404,966	8,461,842
1.50%, 4/1/2037	7,055,866	6,348,308
1.50%, 5/1/2041	3,369,889	2,861,146
1.50%, 1/1/2042	1,451,914	1,229,123
1.50%, 12/1/2050	2,048,136	1,585,321
1.50%, 2/1/2051	7,195,529	5,566,208
1.50%, 5/1/2051	2,200,713	1,701,891
1.50%, 6/1/2051	12,807,839	9,904,272
1.50%, 10/1/2051	8,109,874	6,270,087
1.50%, 11/1/2051	1,982,302	1,532,525
1.50%, 3/1/2052	1,993,728	1,541,126
2.00%, 3/1/2028	50,268	49,231
2.00%, 2/1/2032	985,464	937,789
2.00%, 7/1/2035	746,287	691,846
2.00%, 8/1/2035	2,128,562	1,977,101
2.00%, 9/1/2035	9,586,825	8,891,425
2.00%, 10/1/2035	132,896	123,306
2.00%, 11/1/2035	4,381,965	4,061,716
2.00%, 1/1/2036	792,450	733,176
2.00%, 4/1/2036	3,081,383	2,847,032
2.00%, 6/1/2036	956,383	883,028
2.00%, 8/1/2036	4,214,530	3,889,314
2.00%, 9/1/2036	4,567,255	4,221,570
2.00%, 10/1/2036	2,412,133	2,226,542
2.00%, 11/1/2036	288,926	266,348
2.00%, 12/1/2036	14,831,741	13,668,156
2.00%, 1/1/2037	4,454,258	4,103,437
2.00%, 2/1/2037	3,554,110	3,281,845
2.00%, 3/1/2037	589,243	544,571
2.00%, 4/1/2037	4,795,627	4,417,594
2.00%, 6/1/2037	2,659,180	2,462,737
2.00%, 5/1/2041	5,852,063	5,129,492
2.00%, 7/1/2041	4,576,875	4,006,039
2.00%, 8/1/2041	6,714,081	5,872,497
2.00%, 3/1/2042	8,387,657	7,311,219
2.00%, 4/1/2042	1,409,671	1,227,878
2.00%, 8/1/2050	5,174,930	4,218,927
2.00%, 9/1/2050	15,822,020	12,937,818
2.00%, 10/1/2050	9,439,919	7,690,573
2.00%, 11/1/2050	18,785,956	15,295,798
2.00%, 12/1/2050	23,631,196	19,243,198
2.00%, 1/1/2051	30,458,580	24,778,537
2.00%, 2/1/2051	31,061,270	25,325,107
Security Description	Principal Amount	Value
2.00%, 3/1/2051	$14,052,415	$11,429,060
2.00%, 4/1/2051	31,046,526	25,238,259
2.00%, 5/1/2051	7,727,120	6,331,227
2.00%, 6/1/2051	1,609,323	1,310,870
2.00%, 7/1/2051	591,962	480,328
2.00%, 8/1/2051	4,811,911	3,902,787
2.00%, 9/1/2051	36,528,991	29,649,121
2.00%, 10/1/2051	7,163,125	5,805,295
2.00%, 11/1/2051	49,925,426	40,412,602
2.00%, 12/1/2051	3,438,378	2,798,254
2.00%, 1/1/2052	3,457,453	2,798,686
2.00%, 2/1/2052	42,997,157	34,815,447
2.00%, 3/1/2052	15,801,234	12,823,364
2.00%, 6/1/2052	2,477,878	2,006,511
2.50%, 4/1/2027	35,375	35,003
2.50%, 9/1/2027	39,396	38,904
2.50%, 10/1/2027	18,038	17,798
2.50%, 1/1/2028	56,819	56,072
2.50%, 4/1/2028	24,769	24,361
2.50%, 5/1/2028	20,506	20,245
2.50%, 6/1/2028	16,372	16,095
2.50%, 10/1/2029	7,756	7,588
2.50%, 1/1/2031	36,769	35,703
2.50%, 6/1/2031	191,822	185,556
2.50%, 10/1/2031	249,364	240,562
2.50%, 9/1/2032	453,871	438,547
2.50%, 11/1/2032	51,571	49,432
2.50%, 2/1/2033	40,669	38,973
2.50%, 4/1/2033	1,412,018	1,352,058
2.50%, 12/1/2033	1,009,121	966,707
2.50%, 1/1/2035	748,979	710,954
2.50%, 2/1/2035	322,724	304,742
2.50%, 4/1/2035	275,567	262,443
2.50%, 5/1/2035	917,906	872,140
2.50%, 7/1/2035	3,291,609	3,138,576
2.50%, 8/1/2035	1,873,909	1,782,360
2.50%, 9/1/2035	1,510,254	1,436,006
2.50%, 10/1/2035	694,622	660,472
2.50%, 11/1/2035	937,954	891,265
2.50%, 12/1/2035	361,034	342,951
2.50%, 1/1/2036	457,237	434,195
2.50%, 4/1/2036	356,199	337,898
2.50%, 7/1/2036	1,400,429	1,327,184
2.50%, 10/1/2036	540,549	511,778
2.50%, 1/1/2037	1,261,294	1,193,383
2.50%, 3/1/2037	772,890	730,045
2.50%, 4/1/2037	2,422,491	2,293,269
2.50%, 6/1/2037	5,919,195	5,611,406
2.50%, 2/1/2040	2,030,970	1,856,839
2.50%, 5/1/2040	86,445	78,817
2.50%, 8/1/2040	496,019	451,672
2.50%, 9/1/2040	2,260,448	2,057,475
2.50%, 6/1/2041	346,918	312,952
2.50%, 12/1/2041	2,166,304	1,948,167
2.50%, 4/1/2042	2,703,595	2,427,476
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2042	$5,273,687	$4,745,102
2.50%, 4/1/2043	47,835	42,803
2.50%, 9/1/2046	73,388	63,975
2.50%, 1/1/2050	41,455	35,404
2.50%, 4/1/2050	885,157	762,917
2.50%, 5/1/2050	1,761,433	1,502,355
2.50%, 6/1/2050	8,254,572	7,099,040
2.50%, 7/1/2050	1,275,964	1,095,319
2.50%, 8/1/2050	7,985,876	6,805,798
2.50%, 9/1/2050	14,792,317	12,732,038
2.50%, 10/1/2050	40,046,225	34,377,599
2.50%, 11/1/2050	7,403,038	6,302,194
2.50%, 12/1/2050	11,386,096	9,689,431
2.50%, 1/1/2051	17,770,572	15,056,116
2.50%, 2/1/2051	4,529,254	3,858,360
2.50%, 3/1/2051	1,959,106	1,665,959
2.50%, 4/1/2051	2,752,332	2,319,375
2.50%, 6/1/2051	7,189,782	6,052,240
2.50%, 7/1/2051	4,721,115	4,007,506
2.50%, 8/1/2051	6,981,068	5,923,696
2.50%, 9/1/2051	44,455,014	37,752,181
2.50%, 10/1/2051	10,524,214	8,950,422
2.50%, 11/1/2051	30,260,203	25,648,739
2.50%, 12/1/2051	35,094,055	29,845,733
2.50%, 1/1/2052	8,198,564	6,959,872
2.50%, 2/1/2052	29,387,595	24,840,902
2.50%, 3/1/2052	10,026,358	8,504,072
2.50%, 4/1/2052	37,308,276	31,796,733
2.50%, 5/1/2052	56,929,573	48,254,321
2.50%, 7/1/2052	3,203,391	2,715,215
3.00%, 10/1/2026	4,691	4,670
3.00%, 11/1/2026	10,447	10,379
3.00%, 3/1/2027	89,358	88,709
3.00%, 6/1/2027	11,952	11,845
3.00%, 10/1/2028	8,906	8,824
3.00%, 2/1/2029	5,921	5,832
3.00%, 7/1/2029	11,359	11,199
3.00%, 8/1/2029	34,657	34,157
3.00%, 9/1/2029	8,231	8,109
3.00%, 10/1/2030	48,917	47,952
3.00%, 11/1/2030	63,374	62,110
3.00%, 12/1/2030	216,988	212,658
3.00%, 2/1/2031	194,509	190,104
3.00%, 8/1/2031	50,233	49,007
3.00%, 11/1/2031	39,775	39,051
3.00%, 2/1/2032	41,720	40,651
3.00%, 5/1/2032	133,600	129,897
3.00%, 6/1/2032	105,169	102,218
3.00%, 7/1/2032	50,627	49,189
3.00%, 10/1/2032	68,645	66,630
3.00%, 12/1/2032	1,231,396	1,194,827
3.00%, 1/1/2033	44,892	43,640
3.00%, 2/1/2033	60,632	58,848
3.00%, 3/1/2033	1,220,516	1,181,852
3.00%, 4/1/2033	1,334,435	1,302,453
Security Description	Principal Amount	Value
3.00%, 5/1/2033	$37,679	$36,507
3.00%, 7/1/2033	407,141	396,025
3.00%, 9/1/2034	973,765	939,597
3.00%, 1/1/2035	1,247,073	1,204,462
3.00%, 4/1/2035	141,808	135,947
3.00%, 6/1/2035	160,358	153,584
3.00%, 7/1/2035	2,818,258	2,709,109
3.00%, 12/1/2035	4,484,774	4,311,100
3.00%, 4/1/2036	117,885	112,607
3.00%, 8/1/2036	204,178	196,645
3.00%, 9/1/2036	119,117	114,099
3.00%, 6/1/2037	641,734	619,066
3.00%, 11/1/2037	1,909,993	1,825,650
3.00%, 1/1/2038	73,162	69,284
3.00%, 2/1/2038	451,757	429,117
3.00%, 11/1/2039	61,396	57,567
3.00%, 4/1/2042	2,274,094	2,100,260
3.00%, 6/1/2042	1,390,639	1,281,032
3.00%, 8/1/2042	98,417	90,660
3.00%, 9/1/2042	78,837	72,623
3.00%, 11/1/2042	620,330	571,953
3.00%, 1/1/2043	296,964	273,899
3.00%, 2/1/2043	429,270	395,882
3.00%, 3/1/2043	125,959	115,728
3.00%, 4/1/2043	1,098,137	1,007,591
3.00%, 5/1/2043	536,271	492,220
3.00%, 6/1/2043	32,484	29,845
3.00%, 7/1/2043	56,824	52,208
3.00%, 8/1/2043	35,249	32,386
3.00%, 9/1/2043	35,692	32,793
3.00%, 10/1/2043	37,238	34,213
3.00%, 12/1/2044	72,583	66,189
3.00%, 1/1/2045	291,878	266,499
3.00%, 6/1/2045	294,402	267,341
3.00%, 7/1/2045	384,291	349,112
3.00%, 8/1/2045	318,663	293,912
3.00%, 5/1/2046	84,463	76,301
3.00%, 6/1/2046	1,656,063	1,518,821
3.00%, 7/1/2046	4,347,519	3,943,170
3.00%, 8/1/2046	809,188	730,162
3.00%, 9/1/2046	1,537,448	1,380,533
3.00%, 10/1/2046	561,771	508,020
3.00%, 11/1/2046	123,044	111,154
3.00%, 12/1/2046	2,859,094	2,582,787
3.00%, 1/1/2047	584,694	527,762
3.00%, 2/1/2047	5,603,395	5,036,096
3.00%, 5/1/2047	587,519	533,580
3.00%, 7/1/2047	624,830	563,918
3.00%, 12/1/2047	194,508	175,148
3.00%, 1/1/2048	806,516	726,239
3.00%, 2/1/2048	75,528	68,010
3.00%, 3/1/2048	450,989	406,100
3.00%, 10/1/2048	437,903	394,316
3.00%, 5/1/2049	75,234	67,058
3.00%, 7/1/2049	42,471	37,855
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/1/2049	$954,300	$850,586
3.00%, 9/1/2049	761,627	678,853
3.00%, 10/1/2049	1,833,537	1,641,527
3.00%, 12/1/2049	391,401	350,449
3.00%, 1/1/2050	974,395	870,078
3.00%, 2/1/2050	9,326,174	8,340,990
3.00%, 3/1/2050	823,209	737,079
3.00%, 4/1/2050	5,698,236	5,086,002
3.00%, 5/1/2050	312,058	279,856
3.00%, 8/1/2050	2,206,500	1,982,492
3.00%, 9/1/2050	4,210,229	3,732,848
3.00%, 11/1/2050	3,445,481	3,054,717
3.00%, 1/1/2051	1,699,431	1,512,597
3.00%, 4/1/2051	1,263,093	1,121,267
3.00%, 5/1/2051	4,925,271	4,379,044
3.00%, 6/1/2051	17,280,473	15,341,524
3.00%, 7/1/2051	17,755,736	15,819,873
3.00%, 10/1/2051	2,809,250	2,489,460
3.00%, 11/1/2051	1,329,245	1,177,107
3.00%, 12/1/2051	4,572,647	4,046,443
3.00%, 1/1/2052	6,528,183	5,774,177
3.00%, 2/1/2052	9,119,923	8,078,562
3.00%, 3/1/2052	19,262,274	16,988,478
3.00%, 4/1/2052	9,617,734	8,514,396
3.00%, 5/1/2052	12,528,733	11,052,899
3.00%, 6/1/2052	5,954,792	5,286,305
3.00%, 8/1/2052	16,079,863	14,175,334
3.50%, 10/1/2026	3,472	3,460
3.50%, 1/1/2029	4,717	4,673
3.50%, 3/1/2029	116,894	115,913
3.50%, 4/1/2029	39,870	39,532
3.50%, 6/1/2029	10,124	10,046
3.50%, 8/1/2029	5,578	5,533
3.50%, 9/1/2029	135,487	134,201
3.50%, 2/1/2030	3,704	3,672
3.50%, 1/1/2034	42,420	41,571
3.50%, 3/1/2034	142,746	139,342
3.50%, 8/1/2034	50,559	49,250
3.50%, 7/1/2035	73,879	71,928
3.50%, 10/1/2037	752,349	730,049
3.50%, 7/1/2038	1,630,038	1,577,643
3.50%, 2/1/2039	33,209	31,995
3.50%, 3/1/2039	100,867	96,796
3.50%, 4/1/2039	55,569	53,737
3.50%, 2/1/2040	931,218	899,289
3.50%, 10/1/2041	399,942	380,417
3.50%, 2/1/2042	261,219	248,419
3.50%, 7/1/2042	9,663	9,174
3.50%, 8/1/2042	374,040	354,722
3.50%, 9/1/2042	89,220	84,604
3.50%, 3/1/2043	53,357	50,590
3.50%, 5/1/2043	141,192	133,858
3.50%, 8/1/2043	734,602	695,650
3.50%, 11/1/2043	21,895	20,760
3.50%, 12/1/2043	381,512	361,331
Security Description	Principal Amount	Value
3.50%, 1/1/2044	$229,193	$217,334
3.50%, 5/1/2044	66,250	62,310
3.50%, 6/1/2044	37,997	35,784
3.50%, 8/1/2044	52,117	49,039
3.50%, 10/1/2044	279,662	263,374
3.50%, 11/1/2044	30,049	28,299
3.50%, 12/1/2044	208,103	195,817
3.50%, 1/1/2045	378,185	355,712
3.50%, 2/1/2045	70,213	66,124
3.50%, 3/1/2045	145,820	137,691
3.50%, 7/1/2045	67,385	63,212
3.50%, 8/1/2045	68,061	63,701
3.50%, 10/1/2045	64,226	60,112
3.50%, 11/1/2045	132,877	124,268
3.50%, 12/1/2045	413,983	387,035
3.50%, 1/1/2046	379,363	355,577
3.50%, 3/1/2046	522,646	488,926
3.50%, 5/1/2046	167,014	155,834
3.50%, 7/1/2046	2,314,221	2,177,970
3.50%, 12/1/2046	207,149	193,382
3.50%, 2/1/2047	2,841,918	2,652,218
3.50%, 6/1/2047	1,034,995	967,179
3.50%, 7/1/2047	118,511	110,271
3.50%, 8/1/2047	105,836	98,601
3.50%, 9/1/2047	2,421,822	2,253,805
3.50%, 10/1/2047	713,399	664,494
3.50%, 11/1/2047	1,244,353	1,176,663
3.50%, 12/1/2047	137,752	128,335
3.50%, 2/1/2048	646,718	601,746
3.50%, 3/1/2048	3,614,746	3,350,510
3.50%, 5/1/2048	137,845	128,642
3.50%, 6/1/2048	90,612	84,212
3.50%, 7/1/2048	1,128,800	1,047,743
3.50%, 11/1/2048	489,809	457,427
3.50%, 2/1/2049	1,634,062	1,513,275
3.50%, 3/1/2049	1,110,115	1,031,507
3.50%, 4/1/2049	395,123	365,950
3.50%, 6/1/2049	79,855	73,952
3.50%, 7/1/2049	585,352	542,081
3.50%, 8/1/2049	1,007,635	937,138
3.50%, 9/1/2049	1,338,589	1,245,729
3.50%, 10/1/2049	465,071	432,715
3.50%, 12/1/2049	18,327,698	17,081,630
3.50%, 1/1/2050	13,319,470	12,324,164
3.50%, 5/1/2050	1,302,522	1,206,262
3.50%, 6/1/2050	268,441	248,200
3.50%, 5/1/2051	445,319	411,010
3.50%, 6/1/2051	1,176,951	1,086,464
3.50%, 7/1/2051	132,454	122,261
3.50%, 9/1/2051	341,823	315,464
3.50%, 11/1/2051	4,738,548	4,378,899
3.50%, 2/1/2052	1,055,845	974,785
3.50%, 3/1/2052	8,396,285	7,697,864
3.50%, 4/1/2052	3,047,342	2,806,901
3.50%, 5/1/2052	603,495	554,109
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/1/2052	$1,187,273	$1,095,627
3.50%, 9/1/2052	26,488,516	24,320,844
3.50%, 11/1/2052	12,722,481	11,681,345
4.00%, 2/1/2027	371	371
4.00%, 11/1/2033	16,349	16,237
4.00%, 6/1/2035	39,173	38,815
4.00%, 4/1/2038	1,074,246	1,054,363
4.00%, 10/1/2039	162,662	158,816
4.00%, 12/1/2039	410,104	402,239
4.00%, 10/1/2040	345,431	337,452
4.00%, 12/1/2040	125,669	122,761
4.00%, 1/1/2041	212,660	207,733
4.00%, 2/1/2041	5,025,256	4,907,053
4.00%, 12/1/2041	25,740	25,089
4.00%, 2/1/2042	60,899	59,285
4.00%, 4/1/2042	12,137	11,830
4.00%, 6/1/2042	48,144	46,897
4.00%, 10/1/2043	65,572	63,913
4.00%, 12/1/2043	379,726	369,460
4.00%, 5/1/2044	28,229	27,236
4.00%, 7/1/2044	93,132	89,806
4.00%, 8/1/2044	49,460	47,662
4.00%, 10/1/2044	45,727	44,120
4.00%, 11/1/2044	223,102	214,988
4.00%, 12/1/2044	12,532	12,092
4.00%, 2/1/2045	238,477	229,545
4.00%, 4/1/2045	15,330	14,775
4.00%, 5/1/2045	536,116	519,222
4.00%, 9/1/2045	51,879	49,936
4.00%, 10/1/2045	293,761	282,823
4.00%, 11/1/2045	171,257	164,843
4.00%, 12/1/2045	135,151	130,200
4.00%, 1/1/2046	304,656	293,966
4.00%, 2/1/2046	1,033,099	994,410
4.00%, 9/1/2046	77,252	74,820
4.00%, 12/1/2046	114,613	110,320
4.00%, 1/1/2047	1,719,720	1,651,684
4.00%, 2/1/2047	756,956	726,046
4.00%, 5/1/2047	48,917	46,785
4.00%, 6/1/2047	57,803	55,355
4.00%, 7/1/2047	209,068	200,484
4.00%, 8/1/2047	111,691	106,961
4.00%, 9/1/2047	55,793	53,430
4.00%, 11/1/2047	120,372	115,778
4.00%, 12/1/2047	63,470	60,782
4.00%, 2/1/2048	436,103	417,108
4.00%, 3/1/2048	110,623	105,804
4.00%, 4/1/2048	89,293	85,327
4.00%, 5/1/2048	80,301	76,734
4.00%, 6/1/2048	1,371,774	1,322,010
4.00%, 7/1/2048	85,499	81,701
4.00%, 9/1/2048	771,485	736,303
4.00%, 10/1/2048	857,129	817,081
4.00%, 11/1/2048	432,304	414,835
4.00%, 12/1/2048	545,870	525,511
Security Description	Principal Amount	Value
4.00%, 1/1/2049	$686,292	$666,929
4.00%, 3/1/2049	1,235,906	1,177,774
4.00%, 4/1/2049	1,430,442	1,371,291
4.00%, 6/1/2049	386,107	367,848
4.00%, 7/1/2049	815,436	778,892
4.00%, 8/1/2049	118,958	113,333
4.00%, 9/1/2049	311,517	296,786
4.00%, 12/1/2049	45,770	43,605
4.00%, 1/1/2050	943,289	898,682
4.00%, 4/1/2050	99,357	94,702
4.00%, 5/1/2050	202,472	192,985
4.00%, 6/1/2050	261,508	249,255
4.00%, 7/1/2050	435,166	416,295
4.00%, 2/1/2051	7,957,935	7,581,611
4.00%, 4/1/2052	4,708,239	4,458,862
4.00%, 5/1/2052	571,631	541,265
4.00%, 7/1/2052	2,586,296	2,448,909
4.00%, 8/1/2052	15,571,744	14,759,639
4.00%, 10/1/2052	14,276,387	13,536,333
4.00%, 11/1/2052	11,473,296	10,865,023
4.00%, 1/1/2053	3,573,703	3,379,325
4.00%, 5/1/2053	5,035,333	4,770,604
4.00%, 1/1/2054	891,284	844,032
4.50%, 2/1/2039	22,888	22,929
4.50%, 11/1/2040	6,002,911	5,962,481
4.50%, 2/1/2041	4,896,218	4,863,242
4.50%, 7/1/2041	46,081	45,921
4.50%, 9/1/2041	11,796	11,755
4.50%, 10/1/2041	96,668	96,596
4.50%, 1/1/2043	1,239,456	1,229,840
4.50%, 10/1/2043	30,445	30,208
4.50%, 3/1/2044	33,364	33,092
4.50%, 7/1/2044	126,415	125,384
4.50%, 8/1/2044	208,315	206,431
4.50%, 9/1/2044	82,443	81,854
4.50%, 10/1/2044	31,600	31,303
4.50%, 7/1/2045	117,105	117,018
4.50%, 8/1/2045	14,308	14,161
4.50%, 3/1/2046	125,839	124,655
4.50%, 8/1/2046	79,296	78,540
4.50%, 3/1/2047	176,800	174,780
4.50%, 7/1/2047	194,666	193,077
4.50%, 12/1/2047	91,032	89,416
4.50%, 6/1/2048	617,360	608,235
4.50%, 7/1/2048	32,140	31,567
4.50%, 8/1/2048	99,280	97,391
4.50%, 9/1/2048	1,085,116	1,065,612
4.50%, 11/1/2048	17,537	17,224
4.50%, 1/1/2049	900,598	886,107
4.50%, 3/1/2049	1,988,802	1,960,996
4.50%, 4/1/2049	89,242	87,242
4.50%, 5/1/2049	194,965	190,631
4.50%, 8/1/2049	2,819,042	2,761,247
4.50%, 9/1/2049	311,593	304,666
4.50%, 2/1/2050	360,291	352,281
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/1/2050	$495,056	$483,508
4.50%, 6/1/2052	3,698,230	3,584,615
4.50%, 7/1/2052	189,482	184,498
4.50%, 9/1/2052	2,628,364	2,549,632
4.50%, 10/1/2052	14,157,979	13,718,818
4.50%, 11/1/2052	4,522,817	4,382,105
4.50%, 12/1/2052	1,952,314	1,891,393
4.50%, 1/1/2053	5,528,308	5,355,799
4.50%, 5/1/2053	8,685,404	8,403,922
4.50%, 9/1/2053	3,676,606	3,590,676
5.00%, 12/1/2033	92,448	94,154
5.00%, 2/1/2038	585,087	591,455
5.00%, 9/1/2038	11,568	11,779
5.00%, 9/1/2039	45,274	46,104
5.00%, 12/1/2039	154,366	156,999
5.00%, 1/1/2040	70,048	71,242
5.00%, 4/1/2040	3,792,882	3,821,323
5.00%, 6/1/2040	6,002,286	6,047,293
5.00%, 8/1/2040	2,933,158	2,955,151
5.00%, 12/1/2041	31,643	32,218
5.00%, 12/1/2044	2,567,414	2,564,814
5.00%, 7/1/2045	8,038,445	8,022,053
5.00%, 7/1/2048	99,049	99,774
5.00%, 8/1/2048	488,774	491,752
5.00%, 9/1/2048	1,150,187	1,157,234
5.00%, 5/1/2049	738,780	743,270
5.00%, 9/1/2049	3,078,381	3,097,123
5.00%, 10/1/2049	1,319,655	1,327,643
5.00%, 11/1/2049	472,896	475,770
5.00%, 3/1/2050	1,113,228	1,119,994
5.00%, 7/1/2050	797,995	802,825
5.00%, 7/1/2052	1,196,600	1,186,610
5.00%, 8/1/2052	1,078,219	1,076,214
5.00%, 9/1/2052	9,967,005	9,891,550
5.00%, 10/1/2052	10,760,776	10,681,875
5.00%, 12/1/2052	6,690,907	6,665,159
5.00%, 1/1/2053	1,359,904	1,349,619
5.00%, 2/1/2053	20,008,188	19,834,748
5.00%, 4/1/2053	2,349,524	2,324,673
5.00%, 6/1/2053	1,574,274	1,560,927
5.00%, 7/1/2053	15,066,428	14,931,991
5.00%, 9/1/2053	1,996,593	1,987,031
5.00%, 12/1/2053	4,624,976	4,575,526
5.00%, 9/1/2054	738,929	729,260
5.00%, 11/1/2054	16,274,481	16,067,666
5.00%, 1/1/2055	23,527,293	23,228,309
5.00%, 2/1/2056	64,396,862	63,515,664
5.50%, 9/1/2035	1,992	2,063
5.50%, 12/1/2036	5,868	6,081
5.50%, 7/1/2037	60,205	62,386
5.50%, 4/1/2038	25,987	26,950
5.50%, 5/1/2038	2,052	2,128
5.50%, 8/1/2038	73,628	76,296
5.50%, 8/1/2040	8,612,027	8,779,455
5.50%, 11/1/2052	483,951	490,976
Security Description	Principal Amount	Value
5.50%, 12/1/2052	$2,509,041	$2,553,259
5.50%, 2/1/2053	21,280,879	21,494,423
5.50%, 3/1/2053	2,145,129	2,189,074
5.50%, 4/1/2053	372,181	377,402
5.50%, 5/1/2053	2,173,520	2,205,664
5.50%, 7/1/2053	25,374,306	25,581,713
5.50%, 8/1/2053	186,586	188,089
5.50%, 9/1/2053	2,441,989	2,476,654
5.50%, 1/1/2054	13,309,206	13,516,025
5.50%, 3/1/2054	33,105,527	33,306,596
5.50%, 6/1/2054	771,083	776,258
5.50%, 10/1/2054	4,415,178	4,491,364
5.50%, 11/1/2054	41,153,323	41,408,700
5.50%, 1/1/2055	4,793,257	4,851,886
5.50%, 5/1/2055	4,754,582	4,777,902
5.50%, 6/1/2055	22,273,913	22,383,161
5.50%, 8/1/2055	27,152,195	27,285,370
5.50%, 9/1/2055	14,351,918	14,568,187
5.50%, 10/1/2055	30,792,232	30,943,260
6.00%, 10/1/2038	237,599	245,460
6.00%, 7/1/2040	145,716	153,517
6.00%, 10/1/2052	1,743,832	1,787,487
6.00%, 12/1/2052	328,459	336,218
6.00%, 2/1/2053	9,346,742	9,558,645
6.00%, 3/1/2053	1,315,865	1,362,359
6.00%, 4/1/2053	750,396	774,715
6.00%, 8/1/2053	4,737,812	4,841,525
6.00%, 9/1/2053	6,671,330	6,894,196
6.00%, 10/1/2053	1,738,402	1,775,042
6.00%, 11/1/2053	18,976,312	19,388,168
6.00%, 12/1/2053	9,919,364	10,134,032
6.00%, 6/1/2054	21,869,754	22,372,864
6.00%, 8/1/2054	47,105,430	48,214,034
6.00%, 9/1/2054	8,348,120	8,513,127
6.00%, 3/1/2055	26,353,298	26,943,603
6.00%, 6/1/2055	14,474,525	14,744,780
6.00%, 8/1/2055	60,014,021	61,148,689
6.00%, 9/1/2055	14,210,256	14,482,649
6.50%, 1/1/2053	3,299,184	3,430,725
6.50%, 2/1/2053	781,211	820,322
6.50%, 5/1/2053	325,112	340,667
6.50%, 6/1/2053	1,367,128	1,414,432
6.50%, 8/1/2053	1,351,086	1,406,372
6.50%, 10/1/2053	10,505,468	10,868,969
6.50%, 11/1/2053	1,997,841	2,084,870
6.50%, 12/1/2053	16,599,284	17,445,859
6.50%, 1/1/2054	7,329,805	7,583,425
6.50%, 2/1/2054	3,131,180	3,280,984
6.50%, 10/1/2054	2,038,019	2,107,456
6.50%, 2/1/2055	3,081,755	3,186,753
6.50%, 4/1/2055	10,768,628	11,127,126
6.50%, 9/1/2055	9,853,032	10,181,049
6.50%, 10/1/2055	1,822,974	1,921,551
7.00%, 1/1/2054	4,971,584	5,229,171
7.00%, 9/1/2055	5,888,024	6,184,977
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association:
1.50%, 10/1/2035	$993,150	$903,735
1.50%, 11/1/2035	1,944,005	1,769,270
1.50%, 12/1/2035	1,528,964	1,390,912
1.50%, 1/1/2036	1,478,312	1,343,678
1.50%, 2/1/2036	4,597,576	4,178,074
1.50%, 3/1/2036	544,741	491,454
1.50%, 4/1/2036	699,386	629,328
1.50%, 6/1/2036	674,139	606,825
1.50%, 7/1/2036	1,951,500	1,756,209
1.50%, 8/1/2036	399,328	359,947
1.50%, 9/1/2036	6,910,784	6,239,351
1.50%, 10/1/2036	718,725	647,625
1.50%, 11/1/2036	1,642,061	1,491,475
1.50%, 12/1/2036	275,765	248,168
1.50%, 1/1/2037	26,433,780	23,841,064
1.50%, 3/1/2037	19,889,618	17,895,101
1.50%, 4/1/2037	2,115,032	1,902,938
1.50%, 5/1/2041	4,062,504	3,449,198
1.50%, 10/1/2041	1,413,217	1,197,678
1.50%, 1/1/2042	3,747,922	3,173,978
1.50%, 3/1/2042	8,366,555	7,085,329
1.50%, 12/1/2050	16,169,522	12,509,429
1.50%, 1/1/2051	5,567,567	4,306,874
1.50%, 2/1/2051	4,686,918	3,625,635
1.50%, 3/1/2051	7,137,043	5,519,890
1.50%, 5/1/2051	749,150	579,345
1.50%, 6/1/2051	1,182,785	916,968
1.50%, 7/1/2051	3,886,824	3,005,671
1.50%, 9/1/2051	3,994,286	3,088,895
1.50%, 10/1/2051	16,317,919	12,616,074
1.50%, 11/1/2051	10,020,839	7,725,284
1.50%, 3/1/2052	1,701,407	1,315,166
1.50%, 4/1/2052	5,925,784	4,581,934
2.00%, 2/1/2028	95,008	93,225
2.00%, 11/1/2031	43,084	41,088
2.00%, 2/1/2032	342,564	326,294
2.00%, 4/1/2035	142,638	132,364
2.00%, 5/1/2035	814,310	755,409
2.00%, 7/1/2035	124,428	115,313
2.00%, 8/1/2035	2,511,887	2,336,271
2.00%, 9/1/2035	8,602,978	7,979,588
2.00%, 10/1/2035	7,103,038	6,585,722
2.00%, 11/1/2035	2,150,902	1,991,344
2.00%, 12/1/2035	6,335,234	5,864,263
2.00%, 1/1/2036	2,380,021	2,204,485
2.00%, 2/1/2036	3,468,161	3,215,236
2.00%, 3/1/2036	1,735,418	1,607,489
2.00%, 4/1/2036	2,916,241	2,701,377
2.00%, 5/1/2036	14,042,837	12,993,561
2.00%, 7/1/2036	19,778,568	18,255,957
2.00%, 9/1/2036	282,507	260,033
2.00%, 10/1/2036	1,565,508	1,440,849
2.00%, 11/1/2036	989,467	912,147
Security Description	Principal Amount	Value
2.00%, 12/1/2036	$20,636,831	$19,017,823
2.00%, 2/1/2037	1,380,330	1,273,317
2.00%, 3/1/2037	7,787,206	7,198,096
2.00%, 4/1/2037	895,594	826,683
2.00%, 5/1/2037	3,705,244	3,408,807
2.00%, 6/1/2037	8,618,901	7,956,678
2.00%, 8/1/2040	4,747,837	4,200,811
2.00%, 10/1/2040	2,331,363	2,059,517
2.00%, 11/1/2040	4,924,452	4,346,824
2.00%, 12/1/2040	2,795,843	2,465,956
2.00%, 1/1/2041	7,951,239	7,007,539
2.00%, 5/1/2041	1,298,588	1,138,248
2.00%, 6/1/2041	444,420	389,269
2.00%, 10/1/2041	5,293,415	4,635,647
2.00%, 11/1/2041	6,282,359	5,483,120
2.00%, 12/1/2041	762,452	657,717
2.00%, 2/1/2042	2,957,775	2,575,947
2.00%, 4/1/2042	3,438,157	2,996,918
2.00%, 5/1/2042	4,492,252	3,912,926
2.00%, 8/1/2042	4,948,499	4,309,683
2.00%, 6/1/2050	2,052,291	1,674,590
2.00%, 7/1/2050	10,063,799	8,298,007
2.00%, 8/1/2050	3,957,912	3,262,601
2.00%, 9/1/2050	9,004,136	7,363,534
2.00%, 10/1/2050	19,212,636	15,668,416
2.00%, 11/1/2050	68,287,430	55,786,343
2.00%, 12/1/2050	24,257,320	19,797,550
2.00%, 1/1/2051	55,368,354	45,246,968
2.00%, 2/1/2051	72,242,922	59,001,027
2.00%, 3/1/2051	56,790,467	46,310,289
2.00%, 4/1/2051	29,804,189	24,240,404
2.00%, 5/1/2051	32,128,044	26,254,459
2.00%, 6/1/2051	16,908,626	13,629,291
2.00%, 7/1/2051	65,454,251	53,201,859
2.00%, 8/1/2051	21,019,872	17,092,551
2.00%, 9/1/2051	33,513,011	27,170,998
2.00%, 10/1/2051	41,195,219	33,384,537
2.00%, 11/1/2051	101,146,026	82,097,269
2.00%, 12/1/2051	1,111,322	906,154
2.00%, 1/1/2052	9,471,378	7,678,629
2.00%, 2/1/2052	112,006,855	90,709,755
2.00%, 3/1/2052	4,773,109	3,855,090
2.00%, 4/1/2052	7,230,637	5,855,153
2.00%, 5/1/2052	1,666,052	1,348,953
2.00%, 6/1/2052	3,688,567	2,970,213
2.00%, 10/1/2052	6,764,249	5,480,251
2.50%, 12/1/2027	121,747	119,963
2.50%, 3/1/2028	22,673	22,300
2.50%, 5/1/2028	65,701	64,550
2.50%, 7/1/2028	51,508	50,558
2.50%, 8/1/2028	22,876	22,443
2.50%, 9/1/2028	228,335	224,944
2.50%, 10/1/2028	10,341	10,156
2.50%, 12/1/2028	254,585	250,530
2.50%, 3/1/2029	50,212	49,379
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2029	$741,563	$730,311
2.50%, 8/1/2029	48,750	47,995
2.50%, 2/1/2030	11,609	11,321
2.50%, 4/1/2030	59,121	57,698
2.50%, 5/1/2030	17,913	17,455
2.50%, 6/1/2030	305,609	297,633
2.50%, 7/1/2030	254,465	249,934
2.50%, 8/1/2030	365,065	356,064
2.50%, 11/1/2030	66,103	64,225
2.50%, 8/1/2031	516,767	499,256
2.50%, 9/1/2031	643,018	621,011
2.50%, 10/1/2031	721,567	702,391
2.50%, 11/1/2031	683,811	660,433
2.50%, 12/1/2031	90,001	86,755
2.50%, 1/1/2032	74,950	72,250
2.50%, 2/1/2032	241,219	232,820
2.50%, 4/1/2032	189,860	182,262
2.50%, 6/1/2032	1,065,841	1,030,733
2.50%, 8/1/2032	152,273	146,849
2.50%, 10/1/2032	227,674	218,231
2.50%, 11/1/2032	142,372	136,546
2.50%, 12/1/2032	44,500	42,626
2.50%, 1/1/2033	332,800	319,958
2.50%, 4/1/2033	339,132	327,144
2.50%, 12/1/2033	1,131,432	1,094,726
2.50%, 6/1/2034	98,328	93,290
2.50%, 8/1/2034	402,214	385,982
2.50%, 10/1/2034	171,960	162,968
2.50%, 11/1/2034	987,680	934,776
2.50%, 12/1/2034	669,011	632,293
2.50%, 1/1/2035	2,065,400	1,954,240
2.50%, 2/1/2035	3,435,700	3,245,731
2.50%, 4/1/2035	634,649	597,570
2.50%, 6/1/2035	3,812,593	3,628,918
2.50%, 7/1/2035	2,259,920	2,147,878
2.50%, 8/1/2035	5,388,400	5,124,112
2.50%, 11/1/2035	1,171,210	1,112,897
2.50%, 12/1/2035	950,247	902,714
2.50%, 1/1/2036	269,193	255,827
2.50%, 2/1/2036	1,335,441	1,268,946
2.50%, 7/1/2036	5,611,493	5,318,456
2.50%, 10/1/2036	608,208	568,330
2.50%, 11/1/2036	314,355	297,526
2.50%, 2/1/2037	531,360	501,858
2.50%, 3/1/2037	2,339,738	2,210,016
2.50%, 2/1/2040	2,341,072	2,140,354
2.50%, 7/1/2040	211,938	193,071
2.50%, 2/1/2041	3,764,516	3,419,196
2.50%, 6/1/2041	2,465,646	2,224,243
2.50%, 4/1/2042	5,952,765	5,344,808
2.50%, 12/1/2042	190,440	170,405
2.50%, 1/1/2043	2,985,074	2,671,040
2.50%, 2/1/2043	850,564	761,085
2.50%, 4/1/2043	185,539	166,000
2.50%, 5/1/2043	140,862	126,028
Security Description	Principal Amount	Value
2.50%, 8/1/2046	$203,356	$177,271
2.50%, 10/1/2046	599,147	522,293
2.50%, 4/1/2048	216,499	188,728
2.50%, 11/1/2049	10,530,209	8,992,984
2.50%, 12/1/2049	1,124,448	960,299
2.50%, 1/1/2050	516,868	441,414
2.50%, 2/1/2050	766,081	654,247
2.50%, 3/1/2050	3,220,318	2,771,654
2.50%, 5/1/2050	3,993,480	3,387,019
2.50%, 6/1/2050	22,495,597	19,379,088
2.50%, 7/1/2050	20,121,029	17,038,895
2.50%, 8/1/2050	25,272,895	21,732,181
2.50%, 9/1/2050	11,001,572	9,393,996
2.50%, 10/1/2050	13,178,930	11,203,940
2.50%, 11/1/2050	2,363,861	2,019,817
2.50%, 12/1/2050	1,545,422	1,320,156
2.50%, 2/1/2051	8,026,841	6,829,401
2.50%, 3/1/2051	5,718,686	4,846,771
2.50%, 4/1/2051	20,982,632	17,864,026
2.50%, 5/1/2051	17,389,042	14,880,727
2.50%, 7/1/2051	27,973,028	23,796,346
2.50%, 8/1/2051	24,881,611	21,114,785
2.50%, 9/1/2051	27,018,347	22,952,407
2.50%, 10/1/2051	28,981,824	24,575,304
2.50%, 11/1/2051	13,921,126	11,789,172
2.50%, 12/1/2051	4,380,793	3,711,829
2.50%, 1/1/2052	80,605,291	68,442,699
2.50%, 2/1/2052	14,366,368	12,170,273
2.50%, 3/1/2052	3,926,257	3,355,608
2.50%, 4/1/2052	3,588,894	3,070,867
2.50%, 6/1/2052	8,553,930	7,236,654
2.50%, 7/1/2052	8,840,387	7,484,739
2.50%, 8/1/2052	2,681,846	2,268,643
2.50%, 9/1/2052	5,156,426	4,365,819
2.50%, 1/1/2054	5,720,831	4,851,355
3.00%, 12/1/2026	4,850	4,818
3.00%, 2/1/2027	1,061	1,053
3.00%, 4/1/2027	9,822	9,744
3.00%, 7/1/2027	13,123	13,011
3.00%, 8/1/2027	45,596	45,184
3.00%, 6/1/2028	105,656	104,489
3.00%, 9/1/2028	10,117	10,031
3.00%, 10/1/2028	9,231	9,091
3.00%, 11/1/2028	14,172	13,962
3.00%, 6/1/2029	160,523	157,988
3.00%, 7/1/2029	14,576	14,361
3.00%, 8/1/2029	20,191	19,881
3.00%, 9/1/2029	8,347	8,215
3.00%, 10/1/2029	35,889	35,322
3.00%, 2/1/2030	46,464	45,685
3.00%, 3/1/2030	418,039	410,847
3.00%, 4/1/2030	28,780	28,267
3.00%, 5/1/2030	145,591	143,557
3.00%, 6/1/2030	10,133	9,954
3.00%, 7/1/2030	122,769	120,804
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/1/2030	$90,541	$89,206
3.00%, 11/1/2030	83,990	82,261
3.00%, 12/1/2030	18,819	18,437
3.00%, 1/1/2031	304,205	299,571
3.00%, 4/1/2031	102,530	100,169
3.00%, 1/1/2032	65,555	63,823
3.00%, 6/1/2032	27,639	27,224
3.00%, 7/1/2032	111,608	108,492
3.00%, 8/1/2032	419,423	407,341
3.00%, 11/1/2032	1,137,485	1,107,440
3.00%, 12/1/2032	253,249	246,569
3.00%, 1/1/2033	53,637	52,024
3.00%, 2/1/2033	577,962	560,153
3.00%, 3/1/2033	192,318	186,236
3.00%, 5/1/2033	32,686	31,734
3.00%, 9/1/2033	1,828,085	1,781,931
3.00%, 2/1/2034	398,659	387,135
3.00%, 7/1/2034	399,896	385,996
3.00%, 10/1/2034	334,391	321,593
3.00%, 11/1/2034	287,582	277,383
3.00%, 1/1/2035	352,626	338,792
3.00%, 2/1/2035	667,464	641,141
3.00%, 3/1/2035	167,319	160,866
3.00%, 4/1/2035	578,970	556,678
3.00%, 5/1/2035	1,979,507	1,903,163
3.00%, 12/1/2035	89,399	85,951
3.00%, 2/1/2036	809,926	772,504
3.00%, 6/1/2036	1,068,613	1,019,306
3.00%, 7/1/2036	764,159	728,720
3.00%, 8/1/2036	1,121,814	1,069,028
3.00%, 9/1/2036	111,079	105,821
3.00%, 12/1/2036	141,052	134,575
3.00%, 6/1/2037	3,034,736	2,896,186
3.00%, 8/1/2037	64,678	61,271
3.00%, 3/1/2038	481,027	454,885
3.00%, 8/1/2038	1,377,547	1,312,608
3.00%, 11/1/2039	104,810	98,273
3.00%, 2/1/2040	947,444	888,355
3.00%, 3/1/2040	2,099,434	1,986,591
3.00%, 4/1/2040	1,953,162	1,829,601
3.00%, 11/1/2041	4,485,980	4,047,469
3.00%, 6/1/2042	8,202,620	7,575,603
3.00%, 9/1/2042	57,838	53,280
3.00%, 10/1/2042	224,729	207,045
3.00%, 12/1/2042	172,426	158,844
3.00%, 1/1/2043	702,861	647,490
3.00%, 2/1/2043	285,203	262,734
3.00%, 3/1/2043	260,898	235,395
3.00%, 4/1/2043	242,330	222,375
3.00%, 5/1/2043	927,714	850,061
3.00%, 6/1/2043	685,625	629,125
3.00%, 7/1/2043	189,676	174,058
3.00%, 8/1/2043	2,638,294	2,422,439
3.00%, 9/1/2043	51,204	46,987
3.00%, 3/1/2044	88,403	81,123
Security Description	Principal Amount	Value
3.00%, 10/1/2044	$1,369,455	$1,249,215
3.00%, 12/1/2044	321,343	286,420
3.00%, 1/1/2045	312,495	285,697
3.00%, 4/1/2045	187,898	170,756
3.00%, 5/1/2045	268,984	244,058
3.00%, 8/1/2045	270,829	248,527
3.00%, 11/1/2045	120,658	109,477
3.00%, 12/1/2045	55,991	50,803
3.00%, 4/1/2046	2,110,003	1,914,479
3.00%, 5/1/2046	453,496	402,213
3.00%, 6/1/2046	3,338,626	3,044,017
3.00%, 8/1/2046	1,121,949	1,000,487
3.00%, 9/1/2046	4,429,511	4,021,710
3.00%, 10/1/2046	5,622,730	5,081,039
3.00%, 11/1/2046	2,186,753	1,981,704
3.00%, 12/1/2046	272,807	246,685
3.00%, 1/1/2047	3,059,949	2,777,510
3.00%, 2/1/2047	63,055	57,862
3.00%, 3/1/2047	365,618	330,952
3.00%, 4/1/2047	8,727,717	7,775,097
3.00%, 7/1/2047	3,613,592	3,260,358
3.00%, 8/1/2047	290,077	261,721
3.00%, 9/1/2047	272,886	247,311
3.00%, 10/1/2047	4,201,673	3,789,682
3.00%, 12/1/2047	1,521,785	1,373,028
3.00%, 1/1/2048	958,203	862,829
3.00%, 2/1/2048	761,513	685,716
3.00%, 4/1/2048	6,102,832	5,600,278
3.00%, 9/1/2048	1,242,960	1,121,459
3.00%, 11/1/2048	918,832	827,377
3.00%, 6/1/2049	324,896	289,586
3.00%, 7/1/2049	200,405	178,624
3.00%, 9/1/2049	2,678,142	2,388,286
3.00%, 10/1/2049	1,268,243	1,130,427
3.00%, 11/1/2049	2,789,772	2,488,967
3.00%, 12/1/2049	973,506	876,689
3.00%, 1/1/2050	9,041,934	8,056,624
3.00%, 2/1/2050	17,582,297	15,736,745
3.00%, 3/1/2050	12,568,422	11,220,643
3.00%, 4/1/2050	1,613,297	1,437,292
3.00%, 6/1/2050	560,879	499,217
3.00%, 7/1/2050	8,463,475	7,538,028
3.00%, 8/1/2050	12,216,819	10,890,199
3.00%, 9/1/2050	7,545,061	6,700,805
3.00%, 10/1/2050	318,867	283,416
3.00%, 11/1/2050	139,432	123,973
3.00%, 12/1/2050	51,736	45,952
3.00%, 1/1/2051	1,733,510	1,539,168
3.00%, 3/1/2051	1,013,191	899,739
3.00%, 4/1/2051	6,952,844	6,221,286
3.00%, 5/1/2051	10,306,673	9,154,781
3.00%, 6/1/2051	3,389,581	3,002,636
3.00%, 7/1/2051	4,016,461	3,561,738
3.00%, 8/1/2051	5,578,191	4,945,681
3.00%, 9/1/2051	6,018,643	5,333,512
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/1/2051	$1,226,565	$1,091,821
3.00%, 11/1/2051	784,480	695,666
3.00%, 12/1/2051	7,173,433	6,381,840
3.00%, 1/1/2052	3,687,960	3,273,054
3.00%, 2/1/2052	4,906,908	4,365,561
3.00%, 3/1/2052	912,725	805,045
3.00%, 4/1/2052	11,033,401	9,729,592
3.00%, 5/1/2052	13,777,805	12,163,146
3.00%, 6/1/2052	29,294,969	25,828,627
3.00%, 7/1/2052	15,175,563	13,397,719
3.00%, 3/1/2053	206,433	182,031
3.50%, 1/1/2027	859	855
3.50%, 1/1/2028	11,131	11,044
3.50%, 2/1/2028	12,822	12,763
3.50%, 10/1/2028	136,025	134,634
3.50%, 1/1/2029	13,588	13,440
3.50%, 5/1/2029	18,898	18,742
3.50%, 10/1/2029	7,546	7,476
3.50%, 9/1/2030	1,980,427	1,960,178
3.50%, 12/1/2030	22,057	21,821
3.50%, 3/1/2031	166,367	164,274
3.50%, 6/1/2031	113,083	111,879
3.50%, 4/1/2032	81,653	80,371
3.50%, 5/1/2032	998,942	988,726
3.50%, 7/1/2032	2,773,961	2,721,418
3.50%, 9/1/2032	284,375	279,113
3.50%, 2/1/2033	54,818	53,777
3.50%, 3/1/2033	94,560	92,978
3.50%, 4/1/2033	150,476	147,978
3.50%, 5/1/2033	104,083	102,121
3.50%, 6/1/2033	38,100	37,332
3.50%, 3/1/2034	57,207	56,190
3.50%, 4/1/2034	197,309	192,855
3.50%, 6/1/2034	98,075	95,667
3.50%, 7/1/2034	22,688	22,129
3.50%, 11/1/2034	341,428	332,474
3.50%, 5/1/2035	450,028	442,451
3.50%, 9/1/2035	179,197	175,489
3.50%, 2/1/2036	1,011,225	980,148
3.50%, 7/1/2037	61,324	59,278
3.50%, 10/1/2037	240,380	232,116
3.50%, 11/1/2037	573,012	553,345
3.50%, 2/1/2038	326,214	314,757
3.50%, 12/1/2038	44,301	42,679
3.50%, 6/1/2039	35,431	34,227
3.50%, 8/1/2039	1,143,719	1,110,653
3.50%, 9/1/2040	251,074	236,142
3.50%, 12/1/2040	60,239	57,617
3.50%, 1/1/2041	47,692	45,617
3.50%, 2/1/2042	69,862	66,380
3.50%, 5/1/2042	214,720	203,609
3.50%, 6/1/2042	107,571	102,004
3.50%, 7/1/2042	60,403	57,277
3.50%, 9/1/2042	216,478	205,267
3.50%, 10/1/2042	401,876	381,081
Security Description	Principal Amount	Value
3.50%, 12/1/2042	$645,475	$612,047
3.50%, 1/1/2043	40,285	38,200
3.50%, 2/1/2043	546,808	518,847
3.50%, 4/1/2043	111,177	105,282
3.50%, 5/1/2043	153,199	145,156
3.50%, 6/1/2043	430,414	407,564
3.50%, 8/1/2043	966,732	915,531
3.50%, 10/1/2043	46,595	44,124
3.50%, 1/1/2044	33,408	31,636
3.50%, 5/1/2044	201,815	191,610
3.50%, 8/1/2044	70,642	66,803
3.50%, 9/1/2044	99,858	94,292
3.50%, 10/1/2044	73,434	69,067
3.50%, 11/1/2044	333,544	314,950
3.50%, 12/1/2044	880,443	828,079
3.50%, 1/1/2045	103,671	97,507
3.50%, 2/1/2045	3,978,312	3,772,361
3.50%, 3/1/2045	59,828	56,283
3.50%, 4/1/2045	126,898	118,622
3.50%, 5/1/2045	316,021	296,507
3.50%, 6/1/2045	229,012	214,076
3.50%, 7/1/2045	887,803	830,813
3.50%, 8/1/2045	2,276,298	2,146,788
3.50%, 9/1/2045	445,536	419,879
3.50%, 10/1/2045	184,422	172,394
3.50%, 11/1/2045	1,821,175	1,709,729
3.50%, 12/1/2045	1,667,828	1,559,050
3.50%, 1/1/2046	22,646	21,169
3.50%, 2/1/2046	677,449	632,606
3.50%, 3/1/2046	4,105,906	3,887,289
3.50%, 4/1/2046	710,514	662,479
3.50%, 5/1/2046	173,690	161,953
3.50%, 6/1/2046	209,564	195,549
3.50%, 7/1/2046	320,425	299,123
3.50%, 8/1/2046	2,516,635	2,370,529
3.50%, 10/1/2046	458,281	427,296
3.50%, 11/1/2046	129,485	120,732
3.50%, 12/1/2046	54,813	51,108
3.50%, 1/1/2047	2,107,662	1,979,467
3.50%, 2/1/2047	667,195	628,512
3.50%, 3/1/2047	243,703	226,866
3.50%, 4/1/2047	265,194	247,660
3.50%, 5/1/2047	11,707,190	10,924,283
3.50%, 6/1/2047	523,580	489,432
3.50%, 7/1/2047	3,012,302	2,856,429
3.50%, 8/1/2047	71,575	66,599
3.50%, 9/1/2047	720,692	668,730
3.50%, 10/1/2047	61,482	57,208
3.50%, 11/1/2047	3,258,372	3,040,586
3.50%, 12/1/2047	5,709,795	5,359,344
3.50%, 1/1/2048	7,878,009	7,342,707
3.50%, 2/1/2048	3,097,521	2,879,380
3.50%, 3/1/2048	5,217,676	4,833,275
3.50%, 4/1/2048	465,165	432,426
3.50%, 5/1/2048	906,510	845,642
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2048	$106,657	$98,998
3.50%, 7/1/2048	7,637,288	7,127,144
3.50%, 8/1/2048	107,186	100,135
3.50%, 9/1/2048	16,051	14,903
3.50%, 11/1/2048	865,118	804,968
3.50%, 4/1/2049	2,474,247	2,298,310
3.50%, 6/1/2049	2,961,470	2,763,064
3.50%, 7/1/2049	1,022,105	946,549
3.50%, 8/1/2049	1,807,583	1,673,960
3.50%, 9/1/2049	3,288,186	3,064,207
3.50%, 10/1/2049	818,260	757,772
3.50%, 11/1/2049	438,344	405,940
3.50%, 12/1/2049	204,032	189,925
3.50%, 1/1/2050	1,369,275	1,268,054
3.50%, 2/1/2050	472,489	437,561
3.50%, 3/1/2050	2,143,286	1,980,445
3.50%, 4/1/2050	7,493,591	6,944,173
3.50%, 5/1/2050	4,517,614	4,205,188
3.50%, 6/1/2050	693,051	641,059
3.50%, 7/1/2050	272,548	251,904
3.50%, 8/1/2050	2,317,308	2,156,619
3.50%, 11/1/2050	610,615	564,554
3.50%, 1/1/2051	1,394,525	1,291,437
3.50%, 6/1/2051	1,386,927	1,280,296
3.50%, 7/1/2051	3,848,986	3,564,457
3.50%, 8/1/2051	834,715	771,084
3.50%, 9/1/2051	3,815,976	3,526,314
3.50%, 4/1/2052	2,001,788	1,846,209
3.50%, 5/1/2052	6,695,588	6,158,135
3.50%, 6/1/2052	22,575,307	20,730,142
3.50%, 7/1/2052	1,799,155	1,651,922
3.50%, 9/1/2052	2,451,910	2,251,260
3.50%, 12/1/2052	5,843,236	5,365,059
3.50%, 2/1/2053	4,081,039	3,775,012
4.00%, 5/1/2026	622	622
4.00%, 6/1/2026	112	112
4.00%, 8/1/2026	65	65
4.00%, 9/1/2027	1,733	1,727
4.00%, 5/1/2029	19,826	19,760
4.00%, 11/1/2033	16,878	16,744
4.00%, 1/1/2034	54,560	54,016
4.00%, 2/1/2034	37,403	37,102
4.00%, 8/1/2034	381,381	377,800
4.00%, 5/1/2037	39,470	38,884
4.00%, 1/1/2038	1,409,727	1,389,875
4.00%, 6/1/2038	1,004,814	993,871
4.00%, 9/1/2038	61,996	60,790
4.00%, 2/1/2039	266,183	260,891
4.00%, 12/1/2039	1,065,479	1,040,283
4.00%, 9/1/2040	326,390	318,827
4.00%, 10/1/2040	61,152	59,735
4.00%, 12/1/2040	55,656	54,367
4.00%, 2/1/2041	74,396	72,673
4.00%, 10/1/2041	271,149	264,249
4.00%, 12/1/2041	18,249	17,764
Security Description	Principal Amount	Value
4.00%, 2/1/2042	$140,520	$136,912
4.00%, 4/1/2042	127,390	123,933
4.00%, 8/1/2042	1,129,699	1,100,123
4.00%, 12/1/2042	168,408	163,844
4.00%, 6/1/2043	1,587,127	1,547,055
4.00%, 9/1/2043	118,323	115,035
4.00%, 10/1/2043	177,888	172,840
4.00%, 12/1/2043	281,472	273,812
4.00%, 2/1/2044	41,695	40,469
4.00%, 4/1/2044	6,949,747	6,745,529
4.00%, 5/1/2044	164,227	157,682
4.00%, 6/1/2044	19,530	18,820
4.00%, 7/1/2044	961,407	926,449
4.00%, 8/1/2044	218,683	212,365
4.00%, 9/1/2044	11,951	11,516
4.00%, 10/1/2044	15,847	15,270
4.00%, 11/1/2044	277,638	267,543
4.00%, 12/1/2044	852,510	828,101
4.00%, 1/1/2045	101,103	97,427
4.00%, 3/1/2045	1,356,651	1,315,197
4.00%, 6/1/2045	1,041,358	1,003,216
4.00%, 7/1/2045	263,800	253,920
4.00%, 8/1/2045	218,828	212,396
4.00%, 9/1/2045	220,141	211,894
4.00%, 12/1/2045	1,095,623	1,056,047
4.00%, 2/1/2046	54,083	52,058
4.00%, 3/1/2046	5,216,452	5,077,728
4.00%, 4/1/2046	253,866	244,861
4.00%, 6/1/2046	77,857	75,227
4.00%, 7/1/2046	122,506	117,508
4.00%, 9/1/2046	1,432,282	1,393,780
4.00%, 10/1/2046	463,332	444,434
4.00%, 11/1/2046	2,199,420	2,139,131
4.00%, 12/1/2046	238,382	228,648
4.00%, 2/1/2047	129,159	124,820
4.00%, 3/1/2047	343,002	328,251
4.00%, 4/1/2047	7,297,306	7,031,240
4.00%, 5/1/2047	496,543	475,681
4.00%, 6/1/2047	1,578,363	1,509,612
4.00%, 7/1/2047	1,400,769	1,347,077
4.00%, 8/1/2047	1,070,219	1,026,970
4.00%, 9/1/2047	3,236,556	3,096,798
4.00%, 10/1/2047	3,040,053	2,907,623
4.00%, 11/1/2047	203,126	194,271
4.00%, 1/1/2048	3,742,532	3,579,496
4.00%, 2/1/2048	3,268,526	3,126,403
4.00%, 4/1/2048	51,719	49,649
4.00%, 5/1/2048	125,920	120,177
4.00%, 6/1/2048	1,496,364	1,428,126
4.00%, 7/1/2048	1,360,037	1,298,015
4.00%, 8/1/2048	1,684,330	1,613,917
4.00%, 9/1/2048	4,605,663	4,403,965
4.00%, 10/1/2048	6,917,355	6,651,694
4.00%, 11/1/2048	843,234	804,781
4.00%, 12/1/2048	2,029,765	1,941,317
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/1/2049	$704,751	$680,190
4.00%, 2/1/2049	167,421	160,565
4.00%, 3/1/2049	2,099,768	2,012,535
4.00%, 4/1/2049	156,405	150,526
4.00%, 5/1/2049	1,727,323	1,660,552
4.00%, 6/1/2049	4,472,106	4,287,083
4.00%, 7/1/2049	4,332,675	4,153,159
4.00%, 8/1/2049	20,867	19,882
4.00%, 9/1/2049	1,327,164	1,264,506
4.00%, 12/1/2049	1,459,333	1,397,846
4.00%, 1/1/2050	150,661	143,537
4.00%, 3/1/2050	482,193	461,339
4.00%, 4/1/2050	2,729,114	2,605,184
4.00%, 6/1/2050	1,516,533	1,445,216
4.00%, 7/1/2050	330,625	315,134
4.00%, 8/1/2050	100,624	95,866
4.00%, 9/1/2050	511,253	487,077
4.00%, 10/1/2050	982,821	936,773
4.00%, 11/1/2050	126,792	120,796
4.00%, 12/1/2050	525,334	500,721
4.00%, 1/1/2051	745,775	710,508
4.00%, 2/1/2051	1,009,591	967,309
4.00%, 5/1/2051	2,839,618	2,710,125
4.00%, 8/1/2051	2,357,200	2,245,730
4.00%, 4/1/2052	860,585	819,344
4.00%, 5/1/2052	1,497,471	1,421,688
4.00%, 7/1/2052	701,924	670,338
4.00%, 8/1/2052	20,395,776	19,345,976
4.00%, 10/1/2052	14,648,233	13,872,771
4.00%, 11/1/2052	2,524,378	2,390,741
4.00%, 4/1/2053	1,505,663	1,431,027
4.00%, 5/1/2053	7,449,776	7,052,722
4.00%, 7/1/2053	3,241,003	3,069,428
4.00%, 10/1/2053	659,936	630,188
4.00%, 11/1/2054	23,432,687	22,137,592
4.00%, 7/1/2055	10,677,152	10,085,110
4.50%, 3/1/2029	3,269	3,265
4.50%, 4/1/2031	10,845	10,883
4.50%, 5/1/2038	1,475,440	1,473,166
4.50%, 11/1/2039	2,508,796	2,492,831
4.50%, 6/1/2040	406,884	406,080
4.50%, 8/1/2040	853,515	851,829
4.50%, 9/1/2040	762,052	760,546
4.50%, 5/1/2041	45,405	45,315
4.50%, 9/1/2041	25,237	25,119
4.50%, 1/1/2042	60,763	60,477
4.50%, 10/1/2042	407,452	406,121
4.50%, 9/1/2043	115,215	114,835
4.50%, 10/1/2043	59,858	59,316
4.50%, 12/1/2043	355,357	352,525
4.50%, 3/1/2044	25,053	24,818
4.50%, 4/1/2044	8,400	8,321
4.50%, 5/1/2044	38,305	37,958
4.50%, 6/1/2044	963,644	954,601
4.50%, 8/1/2044	211,321	210,903
Security Description	Principal Amount	Value
4.50%, 10/1/2044	$52,257	$51,767
4.50%, 12/1/2044	163,585	162,245
4.50%, 5/1/2045	163,375	161,930
4.50%, 10/1/2045	373,127	369,758
4.50%, 5/1/2046	275,887	270,742
4.50%, 7/1/2046	66,943	66,394
4.50%, 8/1/2046	90,785	89,933
4.50%, 3/1/2047	1,519,687	1,490,788
4.50%, 5/1/2047	1,106,063	1,100,864
4.50%, 7/1/2047	205,414	203,463
4.50%, 8/1/2047	736,844	722,793
4.50%, 9/1/2047	84,270	82,667
4.50%, 12/1/2047	85,466	83,839
4.50%, 1/1/2048	202,156	198,300
4.50%, 2/1/2048	2,432,938	2,386,546
4.50%, 5/1/2048	595,433	587,271
4.50%, 6/1/2048	64,699	63,467
4.50%, 7/1/2048	214,997	210,904
4.50%, 8/1/2048	432,950	425,140
4.50%, 9/1/2048	782,672	769,200
4.50%, 10/1/2048	2,524,637	2,477,169
4.50%, 11/1/2048	2,738,707	2,694,863
4.50%, 12/1/2048	72,971	71,582
4.50%, 2/1/2049	3,317,724	3,266,224
4.50%, 3/1/2049	639,284	629,165
4.50%, 4/1/2049	139,632	136,528
4.50%, 5/1/2049	1,288,927	1,265,865
4.50%, 6/1/2049	394,869	386,067
4.50%, 7/1/2049	197,536	193,995
4.50%, 8/1/2049	2,193,228	2,163,373
4.50%, 9/1/2049	1,354,424	1,324,483
4.50%, 11/1/2049	3,668,516	3,600,584
4.50%, 1/1/2050	182,333	178,864
4.50%, 2/1/2050	646,625	632,251
4.50%, 3/1/2050	3,332,345	3,270,538
4.50%, 4/1/2050	1,450,709	1,431,641
4.50%, 5/1/2050	686,906	671,636
4.50%, 6/1/2050	759,236	741,526
4.50%, 9/1/2050	1,678,012	1,646,079
4.50%, 10/1/2050	296,020	290,387
4.50%, 12/1/2050	107,047	104,667
4.50%, 6/1/2052	1,274,596	1,235,547
4.50%, 7/1/2052	5,073,959	4,919,955
4.50%, 8/1/2052	41,851,095	40,571,206
4.50%, 10/1/2052	963,096	933,240
4.50%, 12/1/2052	886,546	858,964
4.50%, 2/1/2053	9,461,393	9,169,075
4.50%, 3/1/2053	3,639,525	3,526,733
4.50%, 6/1/2053	889,414	864,409
4.50%, 3/1/2054	3,014,165	2,917,640
4.50%, 7/1/2054	6,955,489	6,713,966
4.50%, 11/1/2054	12,527,965	12,092,942
4.50%, 12/1/2054	3,277,481	3,175,082
4.50%, 1/1/2055	4,757,529	4,592,327
4.50%, 2/1/2056	15,003,385	14,472,034
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2038	$256,100	$258,250
5.00%, 6/1/2039	104,175	105,968
5.00%, 8/1/2039	152,218	154,799
5.00%, 6/1/2040	51,371	52,241
5.00%, 7/1/2040	30,895	31,419
5.00%, 9/1/2040	27,210	27,672
5.00%, 2/1/2041	20,946	21,301
5.00%, 6/1/2041	402,840	410,706
5.00%, 3/1/2042	59,990	61,008
5.00%, 7/1/2044	29,678	30,087
5.00%, 1/1/2045	12,424	12,595
5.00%, 5/1/2048	258,084	259,652
5.00%, 7/1/2048	107,225	107,874
5.00%, 8/1/2048	169,009	170,480
5.00%, 9/1/2048	309,087	310,958
5.00%, 10/1/2048	524,194	527,367
5.00%, 11/1/2048	365,564	367,763
5.00%, 1/1/2049	54,669	55,000
5.00%, 8/1/2049	534,723	537,960
5.00%, 10/1/2049	296,147	297,946
5.00%, 12/1/2049	4,556,338	4,583,917
5.00%, 3/1/2050	487,015	489,974
5.00%, 9/1/2052	5,639,200	5,596,497
5.00%, 10/1/2052	6,853,235	6,814,316
5.00%, 11/1/2052	226,446	224,732
5.00%, 6/1/2053	26,015,108	25,785,496
5.00%, 8/1/2053	808,635	801,192
5.00%, 9/1/2053	4,577,000	4,571,430
5.00%, 10/1/2053	22,328,444	22,103,046
5.00%, 2/1/2054	1,805,061	1,788,447
5.00%, 5/1/2054	8,693,777	8,583,297
5.00%, 10/1/2054	1,838,865	1,830,627
5.00%, 11/1/2054	22,214,300	21,948,865
5.00%, 1/1/2055	2,844,523	2,810,937
5.00%, 11/1/2055	7,871,721	7,764,006
5.00%, 1/1/2056	7,168,608	7,117,406
5.00%, 2/1/2056	19,999,831	19,726,156
5.50%, 1/1/2035	92,010	95,110
5.50%, 4/1/2036	44,690	46,232
5.50%, 11/1/2038	25,414	26,325
5.50%, 12/1/2038	11,000	11,386
5.50%, 12/1/2039	19,515	20,214
5.50%, 7/1/2040	1,175,749	1,198,607
5.50%, 7/1/2041	39,634	41,025
5.50%, 8/1/2044	2,473,580	2,496,095
5.50%, 4/1/2050	487,469	501,696
5.50%, 9/1/2052	3,369,747	3,416,790
5.50%, 12/1/2052	2,445,136	2,488,060
5.50%, 1/1/2053	4,130,839	4,185,454
5.50%, 2/1/2053	20,610,349	20,894,980
5.50%, 5/1/2053	16,808,415	16,969,647
5.50%, 8/1/2053	667,762	682,867
5.50%, 9/1/2053	16,602,385	16,744,982
5.50%, 10/1/2053	47,165,245	47,556,758
5.50%, 11/1/2053	3,840,546	3,873,778
Security Description	Principal Amount	Value
5.50%, 6/1/2054	$19,032,134	$19,380,451
5.50%, 7/1/2054	1,726,666	1,762,765
5.50%, 8/1/2054	10,472,556	10,533,627
5.50%, 12/1/2054	12,828,438	12,894,120
5.50%, 2/1/2055	35,744,701	35,964,637
5.50%, 11/1/2055	19,537,961	19,633,790
6.00%, 1/1/2037	12,954	13,583
6.00%, 9/1/2037	13,347	13,995
6.00%, 9/1/2039	10,517	11,066
6.00%, 6/1/2040	25,575	26,817
6.00%, 10/1/2040	33,513	35,263
6.00%, 2/1/2044	965,077	989,280
6.00%, 12/1/2052	1,308,820	1,358,172
6.00%, 1/1/2053	12,862,875	13,165,706
6.00%, 3/1/2053	3,249,291	3,329,443
6.00%, 5/1/2053	4,188,163	4,287,319
6.00%, 7/1/2053	4,540,311	4,689,412
6.00%, 8/1/2053	4,174,120	4,270,092
6.00%, 9/1/2053	4,478,392	4,628,987
6.00%, 10/1/2053	5,213,072	5,326,539
6.00%, 11/1/2053	547,507	561,083
6.00%, 2/1/2054	1,149,160	1,187,445
6.00%, 5/1/2054	7,490,779	7,641,520
6.00%, 6/1/2054	3,152,461	3,257,355
6.00%, 7/1/2054	1,256,637	1,281,588
6.00%, 8/1/2054	25,219,339	25,720,074
6.00%, 9/1/2054	5,301,751	5,406,544
6.00%, 11/1/2054	11,353,988	11,731,779
6.00%, 3/1/2055	40,957,149	42,315,936
6.00%, 7/1/2055	16,813,616	17,127,544
6.50%, 7/1/2053	3,460,097	3,588,175
6.50%, 10/1/2053	5,536,509	5,771,295
6.50%, 11/1/2053	2,333,384	2,414,122
6.50%, 12/1/2053	3,523,371	3,647,849
6.50%, 2/1/2054	4,979,261	5,217,482
6.50%, 5/1/2054	709,464	733,423
6.50%, 6/1/2054	9,563,068	9,888,892
6.50%, 8/1/2054	31,630,194	32,931,854
6.50%, 2/1/2055	15,332,957	15,955,159
7.00%, 11/1/2053	3,159,362	3,324,727
7.00%, 2/1/2054	2,902,977	3,054,922
7.00%, 9/1/2055	6,904,916	7,253,155
Government National Mortgage Association:
1.50%, 2/20/2051	963,946	759,841
1.50%, 7/20/2051	515,810	408,572
1.50%, 9/20/2051	707,226	559,414
1.50%, 10/20/2051	357,974	281,950
1.50%, 11/20/2051	365,042	289,008
2.00%, 7/20/2050	2,012,028	1,662,779
2.00%, 8/20/2050	6,590,787	5,446,243
2.00%, 9/20/2050	2,070,495	1,710,777
2.00%, 10/20/2050	9,892,432	8,172,998
2.00%, 11/20/2050	4,824,775	3,985,792
2.00%, 12/20/2050	21,736,151	17,938,827
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 1/20/2051	$25,051,019	$20,669,661
2.00%, 2/20/2051	19,062,120	15,729,011
2.00%, 3/20/2051	15,269,723	12,592,279
2.00%, 4/20/2051	12,738,203	10,510,863
2.00%, 5/20/2051	13,272,948	10,952,105
2.00%, 6/20/2051	21,605,133	17,827,365
2.00%, 8/20/2051	11,640,875	9,605,409
2.00%, 9/20/2051	9,152,721	7,552,321
2.00%, 11/20/2051	8,717,875	7,193,511
2.00%, 12/20/2051	18,076,066	14,915,374
2.00%, 1/20/2052	26,668,182	22,005,114
2.00%, 2/20/2052	5,493,848	4,533,075
2.00%, 3/20/2052	16,191,347	13,359,778
2.00%, 4/20/2052	2,804,565	2,314,098
2.00%, 5/20/2052	6,019,450	4,966,759
2.00%, 8/20/2052	840,483	693,498
2.00%, 12/20/2052	1,682,517	1,363,306
2.50%, 1/20/2043	23,878	21,209
2.50%, 3/20/2043	149,348	132,592
2.50%, 8/20/2046	388,052	338,363
2.50%, 10/20/2046	84,595	73,763
2.50%, 12/20/2046	853,274	744,016
2.50%, 9/20/2048	4,142,670	3,612,217
2.50%, 10/20/2049	59,713	51,656
2.50%, 12/20/2049	521,180	450,409
2.50%, 1/20/2050	573,805	495,844
2.50%, 2/20/2050	655,816	564,765
2.50%, 4/20/2050	545,045	469,331
2.50%, 6/20/2050	4,791,343	4,125,388
2.50%, 7/20/2050	1,783,662	1,535,680
2.50%, 8/20/2050	9,901,888	8,524,845
2.50%, 9/20/2050	9,356,570	8,055,001
2.50%, 10/20/2050	11,090,041	9,546,904
2.50%, 11/20/2050	6,472,097	5,571,278
2.50%, 12/20/2050	9,281,744	7,989,505
2.50%, 1/20/2051	19,221,551	16,544,710
2.50%, 2/20/2051	19,041,460	16,370,238
2.50%, 3/20/2051	8,613,428	7,397,372
2.50%, 4/20/2051	12,845,440	11,047,857
2.50%, 5/20/2051	18,512,574	15,923,552
2.50%, 6/20/2051	13,953,722	12,002,265
2.50%, 7/20/2051	10,602,416	9,119,646
2.50%, 8/20/2051	21,515,977	18,506,923
2.50%, 9/20/2051	9,233,046	7,941,785
2.50%, 10/20/2051	11,003,443	9,464,589
2.50%, 11/20/2051	5,824,727	5,010,127
2.50%, 12/20/2051	2,088,224	1,796,181
2.50%, 1/20/2052	21,133,918	18,178,295
2.50%, 2/20/2052	12,139,775	10,442,002
2.50%, 3/20/2052	2,488,304	2,140,411
2.50%, 4/20/2052	15,420,593	13,264,624
2.50%, 5/20/2052	4,631,859	3,984,274
2.50%, 6/20/2052	2,507,424	2,156,859
2.50%, 7/20/2052	2,568,615	2,209,494
2.50%, 8/20/2052	1,212,897	1,043,321
Security Description	Principal Amount	Value
2.50%, 9/20/2052	$525,486	$452,017
2.50%, 12/20/2052	1,875,585	1,613,357
3.00%, 5/20/2032	69,689	67,714
3.00%, 5/15/2042	34,832	32,107
3.00%, 7/20/2042	69,546	64,002
3.00%, 8/20/2042	6,221,710	5,725,728
3.00%, 9/20/2042	108,271	99,640
3.00%, 12/20/2042	90,904	83,657
3.00%, 1/20/2043	134,895	124,142
3.00%, 3/20/2043	443,452	408,049
3.00%, 4/20/2043	108,577	99,909
3.00%, 7/20/2043	2,104,471	1,936,460
3.00%, 8/20/2043	182,839	168,242
3.00%, 10/20/2043	427,437	393,312
3.00%, 1/20/2044	49,820	45,843
3.00%, 8/20/2044	556,934	512,471
3.00%, 11/20/2044	63,312	57,907
3.00%, 12/20/2044	128,390	117,430
3.00%, 2/15/2045	43,877	39,817
3.00%, 3/15/2045	25,025	22,674
3.00%, 3/20/2045	12,845	11,658
3.00%, 4/20/2045	3,772,428	3,423,763
3.00%, 5/20/2045	54,178	49,171
3.00%, 6/20/2045	4,715,684	4,279,839
3.00%, 7/20/2045	568,876	516,298
3.00%, 8/20/2045	25,540	23,179
3.00%, 9/20/2045	155,922	141,511
3.00%, 12/20/2045	65,584	59,523
3.00%, 1/20/2046	232,556	211,062
3.00%, 2/20/2046	2,819,384	2,579,844
3.00%, 5/20/2046	73,267	66,374
3.00%, 6/20/2046	2,273,635	2,059,720
3.00%, 7/20/2046	52,891	47,915
3.00%, 8/20/2046	5,138,214	4,654,786
3.00%, 9/20/2046	2,140,041	1,938,696
3.00%, 10/20/2046	1,683,571	1,525,173
3.00%, 12/20/2046	402,721	364,831
3.00%, 1/20/2047	1,717,450	1,555,864
3.00%, 2/15/2047	194,290	176,032
3.00%, 2/20/2047	124,991	113,231
3.00%, 6/20/2047	33,529	30,293
3.00%, 7/20/2047	2,249,676	2,032,531
3.00%, 9/20/2047	42,769	38,641
3.00%, 10/20/2047	998,199	901,850
3.00%, 11/20/2047	2,244,743	2,028,074
3.00%, 12/20/2047	1,080,054	975,804
3.00%, 1/20/2048	421,037	380,397
3.00%, 2/20/2048	191,619	173,123
3.00%, 3/20/2048	234,800	212,136
3.00%, 4/20/2048	337,770	305,167
3.00%, 9/20/2048	179,610	162,274
3.00%, 12/20/2048	78,368	70,804
3.00%, 3/20/2049	756,585	685,402
3.00%, 6/20/2049	62,010	56,072
3.00%, 8/20/2049	988,598	887,732
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/20/2049	$1,589,919	$1,427,185
3.00%, 11/20/2049	1,634,485	1,465,595
3.00%, 12/20/2049	1,307,210	1,172,138
3.00%, 1/20/2050	9,338,085	8,360,118
3.00%, 2/20/2050	2,572,523	2,305,034
3.00%, 3/20/2050	3,362,238	3,008,656
3.00%, 4/20/2050	7,470,858	6,685,988
3.00%, 5/20/2050	5,930,699	5,310,905
3.00%, 6/20/2050	7,299,985	6,530,806
3.00%, 7/20/2050	7,524,116	6,736,053
3.00%, 8/20/2050	3,417,106	3,058,808
3.00%, 9/20/2050	1,153,493	1,032,544
3.00%, 10/20/2050	884,258	791,539
3.00%, 12/20/2050	1,064,551	952,681
3.00%, 1/20/2051	1,594,088	1,426,386
3.00%, 2/20/2051	79,360	71,002
3.00%, 4/20/2051	91,083	81,415
3.00%, 5/20/2051	7,260,080	6,488,907
3.00%, 6/20/2051	3,653,135	3,264,813
3.00%, 7/20/2051	2,639,875	2,359,056
3.00%, 8/20/2051	12,619,305	11,275,940
3.00%, 9/20/2051	7,721,007	6,898,483
3.00%, 10/20/2051	3,781,426	3,378,296
3.00%, 11/20/2051	99,861	89,207
3.00%, 12/20/2051	5,318,173	4,750,390
3.00%, 1/20/2052	1,664,574	1,486,731
3.00%, 2/20/2052	347,137	310,022
3.00%, 3/20/2052	3,269,893	2,919,361
3.00%, 5/20/2052	16,572,543	14,795,969
3.00%, 6/20/2052	4,827,919	4,310,367
3.00%, 8/20/2052	4,320,470	3,857,316
3.00%, 9/20/2052	3,191,575	2,849,439
3.00%, 1/20/2053	1,508,575	1,346,856
3.00%, 3/20/2053	6,900,250	6,175,126
3.00%, 4/20/2053	1,251,294	1,120,816
3.00%, 9/20/2053	3,171,527	2,840,083
3.50%, 12/20/2041	1,160,357	1,097,548
3.50%, 2/15/2042	55,872	52,872
3.50%, 4/15/2042	19,160	18,131
3.50%, 4/20/2042	662,049	625,632
3.50%, 6/20/2042	145,914	137,888
3.50%, 9/20/2042	475,070	448,938
3.50%, 10/20/2042	592,925	560,310
3.50%, 11/20/2042	5,580	5,273
3.50%, 2/20/2043	394,901	373,119
3.50%, 3/20/2043	72,616	68,591
3.50%, 4/20/2043	79,452	75,052
3.50%, 5/20/2043	64,688	61,065
3.50%, 6/20/2043	627,688	592,541
3.50%, 7/20/2043	345,709	326,352
3.50%, 9/20/2043	75,346	71,127
3.50%, 10/20/2043	385,592	364,001
3.50%, 11/20/2043	348,058	328,569
3.50%, 1/20/2044	46,663	44,050
3.50%, 3/20/2044	981,683	926,715
Security Description	Principal Amount	Value
3.50%, 4/20/2044	$51,807	$48,856
3.50%, 5/20/2044	57,610	54,328
3.50%, 6/20/2044	1,325,487	1,249,986
3.50%, 7/20/2044	27,149	25,602
3.50%, 8/20/2044	39,994	37,716
3.50%, 10/20/2044	1,100,112	1,037,449
3.50%, 11/20/2044	104,382	98,437
3.50%, 12/20/2044	10,979	10,354
3.50%, 1/20/2045	390,862	368,598
3.50%, 2/20/2045	481,903	454,453
3.50%, 3/20/2045	13,359	12,531
3.50%, 4/20/2045	1,263,157	1,184,807
3.50%, 5/20/2045	112,438	105,464
3.50%, 6/20/2045	23,909	22,426
3.50%, 7/20/2045	200,712	188,262
3.50%, 8/20/2045	124,792	117,052
3.50%, 9/20/2045	63,635	59,688
3.50%, 10/20/2045	213,089	199,872
3.50%, 11/20/2045	557,271	522,706
3.50%, 12/20/2045	15,872	14,887
3.50%, 1/20/2046	2,802,435	2,628,613
3.50%, 2/20/2046	2,749,569	2,579,027
3.50%, 4/20/2046	1,337,333	1,253,022
3.50%, 5/20/2046	530,077	495,689
3.50%, 6/20/2046	331,273	310,388
3.50%, 7/20/2046	5,259,273	4,927,706
3.50%, 8/20/2046	209,668	196,450
3.50%, 9/20/2046	235,086	220,265
3.50%, 10/20/2046	269,881	252,867
3.50%, 11/20/2046	1,244,859	1,166,377
3.50%, 12/20/2046	805,025	754,273
3.50%, 1/20/2047	51,937	48,662
3.50%, 2/20/2047	573,287	537,145
3.50%, 3/20/2047	227,561	213,523
3.50%, 5/20/2047	171,253	160,688
3.50%, 6/20/2047	342,555	321,423
3.50%, 7/20/2047	113,056	106,082
3.50%, 8/20/2047	199,724	187,403
3.50%, 9/20/2047	1,498,730	1,406,275
3.50%, 10/20/2047	1,430,063	1,341,844
3.50%, 12/20/2047	4,940,970	4,636,167
3.50%, 1/20/2048	3,393,450	3,184,112
3.50%, 2/20/2048	643,770	603,879
3.50%, 4/20/2048	91,923	86,253
3.50%, 5/20/2048	779,240	731,170
3.50%, 6/20/2048	40,197	37,717
3.50%, 8/20/2048	29,022	27,185
3.50%, 10/20/2048	402,067	376,609
3.50%, 11/20/2048	479,321	448,971
3.50%, 2/20/2049	42,446	39,758
3.50%, 3/20/2049	95,998	89,919
3.50%, 6/20/2049	1,566,373	1,461,838
3.50%, 7/20/2049	512,415	478,218
3.50%, 8/20/2049	774,166	722,500
3.50%, 9/20/2049	1,516,539	1,415,329
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2049	$4,958,897	$4,627,955
3.50%, 12/20/2049	1,543,364	1,440,365
3.50%, 1/20/2050	5,686,074	5,306,602
3.50%, 2/20/2050	4,807,137	4,486,323
3.50%, 3/20/2050	1,528,685	1,426,665
3.50%, 5/20/2050	1,116,128	1,041,641
3.50%, 6/20/2050	4,615,096	4,304,509
3.50%, 7/20/2050	1,268,092	1,183,464
3.50%, 11/20/2050	653,729	610,101
3.50%, 12/20/2050	2,788,377	2,600,724
3.50%, 1/20/2051	2,594,177	2,419,594
3.50%, 2/20/2051	996,442	929,942
3.50%, 5/20/2051	193,874	180,826
3.50%, 6/20/2051	2,339,916	2,182,444
3.50%, 7/20/2051	425,317	396,694
3.50%, 8/20/2051	5,838,060	5,426,160
3.50%, 9/20/2051	1,861,178	1,729,864
3.50%, 1/20/2052	68,702	63,855
3.50%, 4/20/2052	1,297,815	1,199,384
3.50%, 6/20/2052	9,354,059	8,643,166
3.50%, 7/20/2052	3,563,653	3,292,545
3.50%, 9/20/2052	2,057,468	1,900,786
3.50%, 10/20/2052	9,209,805	8,507,022
3.50%, 12/20/2052	5,137,745	4,746,887
3.50%, 3/20/2053	230,470	214,960
3.50%, 6/20/2053	2,067,501	1,928,362
3.50%, 7/20/2053	7,280,682	6,790,706
3.50%, 12/20/2054	13,056,316	11,970,830
3.50%, 5/20/2055	2,941,814	2,697,042
3.50%, 10/20/2055	8,952,581	8,207,688
4.00%, 2/15/2040	3,775	3,689
4.00%, 4/15/2040	32,618	31,739
4.00%, 11/20/2040	2,025,794	1,956,460
4.00%, 12/20/2040	2,293,217	2,214,730
4.00%, 6/20/2041	391,519	378,256
4.00%, 11/20/2041	30,238	29,214
4.00%, 2/20/2042	32,784	31,673
4.00%, 5/20/2042	30,240	29,216
4.00%, 6/20/2042	491,201	474,554
4.00%, 8/20/2042	14,481	13,990
4.00%, 8/20/2043	33,212	32,076
4.00%, 10/20/2043	136,986	132,298
4.00%, 11/20/2043	194,800	188,134
4.00%, 3/20/2044	33,802	32,420
4.00%, 5/20/2044	230,166	220,759
4.00%, 7/15/2044	42,743	40,997
4.00%, 7/20/2044	35,533	34,080
4.00%, 8/20/2044	85,315	81,828
4.00%, 12/20/2044	91,720	87,971
4.00%, 1/20/2045	32,166	30,851
4.00%, 2/20/2045	98,749	94,713
4.00%, 5/15/2045	9,332	8,940
4.00%, 6/15/2045	17,482	16,748
4.00%, 7/20/2045	113,310	108,638
4.00%, 8/20/2045	20,613	19,763
Security Description	Principal Amount	Value
4.00%, 10/20/2045	$40,578	$38,905
4.00%, 11/20/2045	108,500	104,026
4.00%, 1/20/2046	26,144	25,066
4.00%, 4/20/2046	1,440,544	1,381,147
4.00%, 5/20/2046	191,167	183,285
4.00%, 1/20/2047	148,280	141,962
4.00%, 3/20/2047	90,348	86,498
4.00%, 4/20/2047	22,338	21,346
4.00%, 5/20/2047	55,273	52,819
4.00%, 6/20/2047	58,417	55,823
4.00%, 7/20/2047	1,191,007	1,138,126
4.00%, 8/20/2047	65,294	62,395
4.00%, 9/20/2047	314,537	300,571
4.00%, 11/20/2047	919,478	878,653
4.00%, 2/20/2048	1,798,964	1,719,089
4.00%, 3/20/2048	955,967	913,522
4.00%, 4/20/2048	2,314,025	2,210,114
4.00%, 5/20/2048	1,323,492	1,264,061
4.00%, 6/20/2048	2,144,883	2,048,567
4.00%, 8/20/2048	993,231	948,282
4.00%, 9/20/2048	108,290	103,428
4.00%, 10/20/2048	203,308	194,179
4.00%, 11/20/2048	145,386	138,857
4.00%, 2/20/2049	239,221	228,479
4.00%, 3/20/2049	627,697	599,510
4.00%, 4/20/2049	202,617	193,236
4.00%, 5/20/2049	1,482,211	1,413,591
4.00%, 6/20/2049	1,931,651	1,842,224
4.00%, 7/20/2049	5,479,203	5,224,657
4.00%, 10/20/2049	508,495	484,954
4.00%, 11/20/2049	77,605	74,012
4.00%, 12/20/2049	398,928	380,459
4.00%, 1/20/2050	518,995	494,968
4.00%, 2/20/2050	256,263	244,755
4.00%, 3/20/2050	3,692,556	3,521,607
4.00%, 6/20/2050	3,082,315	2,939,617
4.00%, 7/20/2050	635,250	605,841
4.00%, 8/20/2050	424,026	404,396
4.00%, 11/20/2051	1,217,650	1,160,353
4.00%, 5/20/2052	421,061	398,505
4.00%, 6/20/2052	1,192,173	1,123,355
4.00%, 7/20/2052	387,918	367,137
4.00%, 9/20/2052	13,669,042	12,951,392
4.00%, 10/20/2052	17,643,126	16,709,505
4.00%, 11/20/2052	11,990,750	11,348,416
4.00%, 12/20/2054	7,785,456	7,297,961
4.00%, 4/20/2055	5,991,991	5,610,030
4.50%, 6/15/2039	5,785	5,770
4.50%, 4/15/2040	30,751	30,620
4.50%, 6/15/2040	17,405	17,330
4.50%, 9/20/2040	28,885	28,725
4.50%, 3/15/2041	16,379	16,309
4.50%, 4/20/2041	1,062,006	1,056,117
4.50%, 6/15/2041	7,398	7,364
4.50%, 7/15/2041	14,734	14,666
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 7/20/2041	$55,850	$55,541
4.50%, 12/20/2041	47,135	46,874
4.50%, 10/20/2043	11,934	11,831
4.50%, 12/20/2043	34,034	33,741
4.50%, 1/20/2044	27,999	27,757
4.50%, 4/20/2044	38,442	38,111
4.50%, 5/20/2045	19,485	19,309
4.50%, 6/20/2045	396,531	393,112
4.50%, 10/20/2045	26,860	26,618
4.50%, 11/20/2045	74,298	73,626
4.50%, 1/20/2046	1,467,887	1,454,618
4.50%, 2/20/2046	247,928	245,687
4.50%, 6/20/2046	56,068	55,584
4.50%, 7/20/2046	31,023	30,743
4.50%, 12/20/2046	130,957	129,827
4.50%, 3/20/2047	314,106	310,916
4.50%, 6/20/2047	311,611	307,408
4.50%, 8/20/2047	42,253	41,683
4.50%, 12/20/2047	23,270	22,895
4.50%, 1/20/2048	44,503	43,785
4.50%, 3/20/2048	452,426	445,132
4.50%, 4/20/2048	505,430	497,282
4.50%, 6/20/2048	281,877	276,934
4.50%, 7/20/2048	285,015	280,017
4.50%, 8/20/2048	597,361	586,886
4.50%, 9/20/2048	872,711	857,408
4.50%, 11/20/2048	46,987	46,163
4.50%, 12/20/2048	1,000,186	982,647
4.50%, 1/20/2049	2,344,791	2,303,673
4.50%, 2/20/2049	254,023	249,569
4.50%, 4/20/2049	125,325	123,128
4.50%, 5/20/2049	102,875	101,071
4.50%, 6/20/2049	2,308,271	2,267,794
4.50%, 7/20/2049	565,739	555,818
4.50%, 9/20/2049	220,252	216,389
4.50%, 2/20/2050	1,368,490	1,344,493
4.50%, 4/20/2050	2,163,842	2,126,640
4.50%, 5/20/2050	379,160	372,511
4.50%, 10/20/2050	1,825,453	1,796,024
4.50%, 12/20/2050	1,149,205	1,129,053
4.50%, 4/20/2051	224,478	220,542
4.50%, 5/20/2051	241,620	237,383
4.50%, 6/20/2051	199,702	196,482
4.50%, 12/20/2051	507,449	498,551
4.50%, 5/20/2052	1,187,438	1,157,417
4.50%, 10/20/2052	3,693,424	3,597,189
4.50%, 12/20/2052	11,308,366	11,011,968
4.50%, 1/20/2053	14,050,855	13,680,401
4.50%, 2/20/2053	2,118,228	2,062,053
4.50%, 3/20/2053	3,947,294	3,842,612
4.50%, 6/20/2053	5,420,090	5,270,662
4.50%, 7/20/2053	3,964,810	3,858,784
4.50%, 2/20/2054	8,446,259	8,191,580
4.50%, 3/20/2054	248,477	240,612
4.50%, 4/20/2054	249,658	241,717
Security Description	Principal Amount	Value
4.50%, 5/20/2054	$13,376,012	$12,948,505
4.50%, 10/20/2054	4,677,315	4,523,472
4.50%, 2/20/2055	9,815,311	9,481,495
4.50%, 5/20/2055	11,790,835	11,386,081
4.50%, 10/20/2055	12,002,764	11,590,734
5.00%, 12/15/2038	8,913	9,074
5.00%, 5/15/2039	15,999	16,299
5.00%, 5/20/2041	338,177	344,461
5.00%, 11/20/2042	42,991	43,793
5.00%, 3/20/2043	8,969	9,137
5.00%, 4/20/2043	24,241	24,693
5.00%, 5/20/2043	8,088	8,239
5.00%, 8/20/2043	38,298	39,014
5.00%, 5/20/2044	20,912	21,303
5.00%, 6/20/2044	12,632	12,868
5.00%, 7/20/2044	31,607	32,198
5.00%, 12/20/2045	162,661	165,683
5.00%, 4/20/2048	16,002	16,193
5.00%, 5/20/2048	95,739	96,335
5.00%, 7/20/2048	32,531	32,778
5.00%, 10/20/2048	47,798	48,143
5.00%, 12/20/2048	117,549	118,397
5.00%, 1/20/2049	395,861	398,714
5.00%, 2/20/2049	320,667	322,978
5.00%, 4/20/2049	143,398	144,431
5.00%, 6/20/2049	853,697	858,716
5.00%, 7/20/2049	127,570	128,365
5.00%, 5/20/2050	337,827	342,335
5.00%, 6/20/2052	446,424	444,883
5.00%, 11/20/2052	8,330,342	8,306,758
5.00%, 12/20/2052	8,391,413	8,367,656
5.00%, 1/20/2053	8,133,547	8,109,458
5.00%, 4/20/2053	4,005,526	3,987,325
5.00%, 5/20/2053	13,494,768	13,462,763
5.00%, 7/20/2053	18,922,358	18,826,929
5.00%, 11/20/2053	1,556,352	1,547,920
5.00%, 5/20/2054	10,102,689	10,029,961
5.00%, 7/20/2054	3,373,204	3,350,396
5.00%, 1/20/2055	25,476,131	25,265,705
5.00%, 5/20/2055	27,011,181	26,776,644
5.00%, 12/20/2055	10,005,457	9,915,186
5.00%, 1/20/2056	29,878,297	29,618,865
5.50%, 9/15/2035	21,552	21,885
5.50%, 7/15/2038	6,713	6,900
5.50%, 3/15/2039	29,071	30,147
5.50%, 2/20/2049	33,121	33,848
5.50%, 12/20/2052	7,641,789	7,766,038
5.50%, 5/20/2053	10,699,181	10,868,512
5.50%, 7/20/2053	3,086,959	3,131,029
5.50%, 8/20/2053	6,943,979	7,042,244
5.50%, 10/20/2053	7,910,062	8,020,015
5.50%, 5/20/2054	15,167,868	15,335,578
5.50%, 8/20/2054	3,746,346	3,786,373
5.50%, 9/20/2054	17,866,598	18,038,895
5.50%, 12/20/2054	25,565,742	25,821,631
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 2/20/2055	$1,551,017	$1,561,317
5.50%, 3/20/2055	11,404,467	11,480,536
5.50%, 6/20/2055	42,674,453	42,978,647
5.50%, 7/20/2055	26,186,563	26,377,227
6.00%, 8/15/2040	9,544	10,025
6.00%, 9/15/2040	18,151	19,169
6.00%, 1/20/2046	44,899	47,385
6.00%, 12/20/2052	2,582,864	2,651,907
6.00%, 1/20/2053	1,017,445	1,044,466
6.00%, 4/20/2053	504,043	515,165
6.00%, 8/20/2053	3,607,836	3,687,445
6.00%, 9/20/2053	6,380,574	6,521,364
6.00%, 2/20/2054	7,323,174	7,484,763
6.00%, 6/20/2054	14,219,976	14,483,922
6.00%, 9/20/2054	14,163,706	14,426,608
6.00%, 2/20/2055	9,136,432	9,288,737
6.00%, 3/20/2055	11,069,557	11,254,088
6.00%, 6/20/2055	18,730,834	19,049,614
6.00%, 7/20/2055	2,720,954	2,768,373
6.50%, 1/20/2053	1,186,359	1,234,945
6.50%, 2/20/2053	180,853	188,259
6.50%, 7/20/2053	947,096	988,649
6.50%, 2/20/2054	3,176,749	3,312,865
6.50%, 6/20/2054	13,083,501	13,599,712
6.50%, 8/20/2054	2,013,427	2,092,775
6.50%, 3/20/2055	3,429,975	3,559,768
6.50%, 9/20/2055	9,853,902	10,227,660
7.00%, 9/20/2053	628,483	651,813
Government National Mortgage Association, TBA:
2.50%, 4/20/2056 (a)	8,400,000	7,221,018
3.00%, 4/20/2056 (a)	9,650,000	8,609,595
3.50%, 4/20/2056 (a)	10,250,000	9,395,693
4.00%, 4/20/2056 (a)	13,175,000	12,330,509
4.50%, 4/20/2056 (a)	13,500,000	13,029,269
5.00%, 4/20/2056 (a)	36,125,000	35,753,563
5.50%, 4/20/2056 (a)	32,825,000	33,019,652
6.00%, 4/20/2056 (a)	27,400,000	27,851,004
6.50%, 4/20/2055 (a)	13,450,000	13,973,743
Uniform Mortgage-Backed Security, TBA:
2.00%, 4/1/2041 (a)	12,700,000	11,681,104
2.00%, 4/1/2056 (a)	49,350,000	39,717,966
Security Description	Principal Amount	Value
2.50%, 4/1/2056 (a)	$18,600,000	$15,643,828
3.00%, 4/1/2041 (a)	4,300,000	4,106,113
3.00%, 4/1/2056 (a)	26,325,000	23,144,019
3.50%, 4/1/2041 (a)	4,325,000	4,166,415
3.50%, 4/1/2056 (a)	47,900,000	43,894,267
4.00%, 4/1/2041 (a)	4,725,000	4,612,701
4.00%, 4/1/2056 (a)	8,200,000	7,734,273
4.50%, 4/1/2040 (a)	6,500,000	6,454,123
4.50%, 4/1/2056 (a)	23,625,000	22,780,643
5.00%, 4/1/2040 (a)	8,800,000	8,864,504
5.00%, 4/1/2056 (a)	53,175,000	52,424,169
5.50%, 4/1/2040 (a)	2,000,000	2,038,980
5.50%, 4/1/2056 (a)	34,000,000	34,151,980
6.00%, 4/1/2056 (a)	23,600,000	24,046,748
6.50%, 4/1/2056 (a)	22,625,000	23,403,979
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,260,047,983)		6,850,340,598

	Shares
SHORT-TERM INVESTMENT — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $517,582,702)	517,582,702	517,582,702
TOTAL INVESTMENTS — 106.8% (Cost $7,777,630,685)		7,367,923,300
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(466,817,023)
NET ASSETS — 100.0%		$6,901,106,277

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (''TBA'') in the future.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.

Abbreviations:
TBA	To Be Announced
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$6,850,340,598	$—	$6,850,340,598
Short-Term Investment	517,582,702	—	—	517,582,702
TOTAL INVESTMENTS	$517,582,702	$6,850,340,598	$—	$7,367,923,300
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	572,946,496	$572,946,496	$1,269,467,745	$1,324,831,539	$—	$—	517,582,702	$517,582,702	$15,249,259
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.1%
Omnicom Group, Inc.:
4.20%, 3/2/2029	$3,340,000	$3,302,792
4.65%, 10/1/2028	6,129,000	6,136,723
		9,439,515
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.80%, 3/1/2027	3,548,000	3,493,432
3.20%, 3/1/2029 (a)	6,636,000	6,397,038
3.25%, 2/1/2028	760,000	744,792
3.25%, 3/1/2028	4,643,000	4,543,222
3.45%, 11/1/2028 (a)	983,000	960,627
5.04%, 5/1/2027	9,664,000	9,715,123
6.26%, 5/1/2027	5,384,000	5,475,851
General Dynamics Corp.:
2.63%, 11/15/2027	3,968,000	3,881,418
3.50%, 4/1/2027	3,522,000	3,503,967
3.75%, 5/15/2028	9,566,000	9,508,413
HEICO Corp. 5.25%, 8/1/2028	1,268,000	1,291,813
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (b)	11,690,000	11,607,352
4.00%, 3/16/2029 (b)	5,625,000	5,575,219
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	4,000,000	3,858,840
3.75%, 3/3/2028	2,320,000	2,293,297
6.75%, 1/15/2028 (a)	3,039,000	3,166,638
L3Harris Technologies, Inc. 4.40%, 6/15/2028	7,919,000	7,921,222
Lockheed Martin Corp.:
4.15%, 8/15/2028	3,654,000	3,656,229
4.45%, 5/15/2028 (a)	3,660,000	3,682,033
4.50%, 2/15/2029	6,787,000	6,838,310
5.10%, 11/15/2027 (a)	3,523,000	3,583,208
Northrop Grumman Corp.:
3.25%, 1/15/2028	9,311,000	9,149,268
4.60%, 2/1/2029	4,033,000	4,060,303
RTX Corp.:
3.13%, 5/4/2027	5,618,000	5,547,269
4.13%, 11/16/2028	16,021,000	15,957,877
5.75%, 1/15/2029	2,979,000	3,089,908
7.20%, 8/15/2027 (a)	2,166,000	2,251,839
Spirit AeroSystems, Inc. 4.60%, 6/15/2028 (a)	4,960,000	4,961,885
		146,716,393
AGRICULTURE — 1.2%
Altria Group, Inc.:
4.80%, 2/14/2029	8,124,000	8,188,667
4.88%, 2/4/2028	5,575,000	5,623,670
6.20%, 11/1/2028	1,783,000	1,859,865
BAT Capital Corp.:
2.26%, 3/25/2028	14,878,000	14,286,897
Security Description	Principal Amount	Value
3.56%, 8/15/2027	$10,394,000	$10,280,602
4.70%, 4/2/2027	3,974,000	3,982,465
BAT International Finance PLC:
4.45%, 3/16/2028	12,362,000	12,372,879
5.93%, 2/2/2029	259,000	268,723
Bunge Ltd. Finance Corp.:
3.75%, 9/25/2027	2,614,000	2,591,964
4.10%, 1/7/2028 (a)	3,293,000	3,278,774
Philip Morris International, Inc.:
3.13%, 8/17/2027 (a)	3,561,000	3,515,419
3.13%, 3/2/2028	3,923,000	3,843,873
3.88%, 10/27/2028	6,441,000	6,383,353
4.13%, 4/28/2028	6,549,000	6,536,491
4.38%, 11/1/2027	6,057,000	6,071,597
4.88%, 2/15/2028	6,526,000	6,598,178
4.88%, 2/13/2029	10,720,000	10,881,336
5.13%, 11/17/2027 (a)	8,307,000	8,416,486
5.25%, 9/7/2028	211,000	216,321
		115,197,560
AIRLINES — 0.5%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	285,119	276,137
Series AA, Class AA, 3.20%, 12/15/2029	275,884	267,996
Series 2015-1, Class A, 3.38%, 11/1/2028	1,177,629	1,159,211
Series AA, Class AA, 3.58%, 7/15/2029	964,832	946,819
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,304,482	1,282,045
Series AA, Class AA, 3.65%, 8/15/2030	17,593	17,099
Delta Air Lines, Inc.:
4.38%, 4/19/2028	3,706,000	3,680,503
4.95%, 7/10/2028	19,404,000	19,473,078
Southwest Airlines Co.:
3.45%, 11/16/2027	2,342,000	2,298,392
4.38%, 11/15/2028	8,689,000	8,578,302
5.13%, 6/15/2027	10,890,000	10,927,571
United Airlines Pass-Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	4,020,586	4,081,900
		52,989,053
APPAREL — 0.0% *
Tapestry, Inc. 4.13%, 7/15/2027	4,487,000	4,465,911
AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
Series MTN, 2.00%, 3/24/2028	3,052,000	2,906,328
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.25%, 1/12/2029	$8,000,000	$7,499,280
Series GMTN, 3.50%, 2/15/2028	3,584,000	3,515,474
4.15%, 1/8/2029	5,504,000	5,434,705
4.25%, 9/1/2028	3,941,000	3,908,841
Series GMTN, 4.45%, 10/22/2027	3,775,000	3,770,847
4.55%, 7/9/2027 (a)	3,829,000	3,831,642
4.55%, 3/3/2028	3,910,000	3,910,274
4.70%, 1/12/2028	5,002,000	5,014,605
4.90%, 3/13/2029	4,250,000	4,277,582
Series GMTN, 4.90%, 7/9/2027	6,556,000	6,587,075
Series GMTN, 5.13%, 7/7/2028	3,525,000	3,562,823
5.65%, 11/15/2028	2,250,000	2,306,003
Cummins, Inc.:
4.25%, 5/9/2028	4,907,000	4,917,354
4.90%, 2/20/2029	550,000	559,284
Ford Motor Co. 6.63%, 10/1/2028	194,000	200,610
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	11,449,000	10,991,956
2.90%, 2/10/2029	4,150,000	3,879,544
3.82%, 11/2/2027	4,714,000	4,620,521
4.13%, 8/17/2027	7,859,000	7,757,855
4.95%, 5/28/2027	9,660,000	9,656,522
5.80%, 3/5/2027	6,607,000	6,643,867
5.80%, 3/8/2029	6,450,000	6,525,658
5.85%, 5/17/2027	13,140,000	13,236,448
5.92%, 3/20/2028	4,475,000	4,532,101
6.80%, 5/12/2028	7,052,000	7,264,829
6.80%, 11/7/2028	7,400,000	7,666,918
7.35%, 11/4/2027	12,641,000	13,043,742
General Motors Co.:
4.20%, 10/1/2027	3,278,000	3,261,151
5.00%, 10/1/2028 (a)	2,175,000	2,191,726
5.35%, 4/15/2028	4,275,000	4,336,688
6.80%, 10/1/2027	5,044,000	5,187,350
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	10,051,000	9,638,507
2.40%, 10/15/2028	5,475,000	5,189,041
2.70%, 8/20/2027	6,443,000	6,286,049
3.85%, 1/5/2028	3,084,000	3,046,221
4.20%, 10/27/2028	4,520,000	4,474,122
5.00%, 4/9/2027	6,487,000	6,517,359
5.00%, 7/15/2027	5,738,000	5,770,592
5.05%, 4/4/2028 (a)	15,596,000	15,734,337
5.35%, 7/15/2027	5,143,000	5,191,138
5.40%, 5/8/2027 (a)	6,626,000	6,686,628
5.65%, 1/17/2029	1,658,000	1,695,935
5.80%, 6/23/2028	9,402,000	9,630,845
5.80%, 1/7/2029 (a)	16,246,000	16,720,708
6.00%, 1/9/2028	6,935,000	7,091,246
Security Description	Principal Amount	Value
Honda Motor Co. Ltd. 4.44%, 7/8/2028 (a)	$13,245,000	$13,208,974
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029 (a)	8,590,000	8,520,593
4.00%, 8/8/2028 (a)	2,827,000	2,825,162
Series R, 4.00%, 11/7/2028	4,191,000	4,176,625
4.25%, 6/23/2027	3,821,000	3,833,762
4.45%, 8/6/2027 (a)	3,407,000	3,427,783
4.55%, 3/3/2028	2,636,000	2,657,483
4.60%, 1/10/2028	3,727,000	3,762,966
Series MTN, 4.60%, 1/31/2029 (a)	3,428,000	3,476,335
Series MTN, 4.95%, 8/10/2028	64,000	65,153
5.00%, 5/13/2027 (a)	2,898,000	2,928,197
Toyota Motor Corp.:
4.19%, 6/30/2027 (a)	3,336,000	3,340,404
5.12%, 7/13/2028	1,000	1,018
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	2,409,000	2,315,748
Series MTN, 1.90%, 4/6/2028	1,369,000	1,311,502
Series GMTN, 3.05%, 1/11/2028	3,815,000	3,744,384
3.65%, 1/8/2029 (a)	7,961,000	7,833,624
Series B, 3.75%, 1/12/2028 (a)	7,625,000	7,573,074
4.05%, 9/5/2028	8,344,000	8,311,625
Series B, 4.05%, 3/13/2029	4,975,000	4,946,692
Series MTN, 4.35%, 10/8/2027	8,924,000	8,946,845
4.50%, 5/14/2027	4,166,000	4,182,289
Series MTN, 4.55%, 9/20/2027	6,421,000	6,459,783
4.63%, 1/12/2028 (a)	7,554,000	7,630,598
Series MTN, 4.65%, 1/5/2029	3,962,000	4,002,333
Series MTN, 5.25%, 9/11/2028 (a)	3,281,000	3,357,710
5.45%, 11/10/2027 (a)	3,784,000	3,858,129
		403,371,122
AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 2.65%, 7/1/2027	4,225,000	4,134,078
Lear Corp. 3.80%, 9/15/2027	4,456,000	4,415,094
Magna International, Inc. 5.05%, 3/14/2029	1,000,000	1,013,790
		9,562,962
BANKS — 31.9%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	3,957,000	3,949,561
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.92%, 12/8/2028	$6,835,000	$6,792,828
4.36%, 6/18/2028	3,926,000	3,940,801
4.90%, 7/16/2027 (a)	3,790,000	3,826,574
Banco Bilbao Vizcaya Argentaria SA:
4.15%, 3/3/2029 (a)	4,825,000	4,768,065
5.38%, 3/13/2029	8,250,000	8,469,367
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	3,729,000	3,813,126
Banco Santander SA:
3.80%, 2/23/2028	11,032,000	10,893,438
4.25%, 4/11/2027	7,970,000	7,959,559
4.38%, 4/12/2028	5,768,000	5,748,562
5.29%, 8/18/2027	9,868,000	9,965,101
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	11,843,000	11,970,549
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	14,400,000	14,746,608
5.59%, 8/8/2028	12,029,000	12,315,410
6.61%, 11/7/2028 (a)	1,250,000	1,313,838
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	17,513,000	17,367,117
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	17,564,000	16,704,067
Series MTN, 3.25%, 10/21/2027 (a)	11,598,000	11,439,803
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	33,855,000	33,260,168
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	14,905,000	14,747,603
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	12,111,000	12,017,988
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	23,859,000	23,648,802
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	7,550,000	7,445,130
Series L, 4.18%, 11/25/2027	6,382,000	6,358,068
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	17,409,000	17,337,101
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	14,750,000	14,737,462
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	10,661,000	10,708,228
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	35,824,000	36,048,975
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	14,640,000	14,768,978
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	30,297,000	30,726,914
Security Description	Principal Amount	Value
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	$14,114,000	$14,559,014
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	12,355,000	12,694,392
Bank of Montreal:
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	3,685,000	3,623,608
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	12,413,000	12,352,300
Series J, SOFR + 0.89%, 4.34%, 3/19/2030 (a) (c)	4,095,000	4,074,484
Series H, 4.70%, 9/14/2027	5,320,000	5,348,728
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (c)	12,740,000	12,855,934
5.20%, 2/1/2028	4,349,000	4,414,800
5.72%, 9/25/2028 (a)	15,358,000	15,821,351
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	10,363,000	10,434,297
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	718,000	679,350
Series J, 1.90%, 1/25/2029	2,001,000	1,878,199
Series MTN, 3.00%, 10/30/2028	3,813,000	3,686,027
Series MTN, 3.25%, 5/16/2027 (a)	3,921,000	3,887,632
Series MTN, 3.40%, 1/29/2028 (a)	3,596,000	3,551,697
Series MTN, 3.85%, 4/28/2028	3,790,000	3,771,960
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	11,029,000	10,981,355
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	3,700,000	3,663,370
SOFR + 0.68%, 4.44%, 6/9/2028 (c)	4,992,000	4,998,440
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	5,471,000	5,496,604
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	4,306,000	4,337,951
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	4,847,000	4,929,254
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (c)	9,238,000	9,444,192
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (a) (c)	5,887,000	6,165,278
Bank of Nova Scotia:
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	7,478,000	7,434,328
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	20,879,000	20,682,737
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (c)	11,142,000	11,133,309
SOFR + 0.89%, 4.93%, 2/14/2029 (a) (c)	7,365,000	7,427,676
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 6/12/2028 (a)	$3,651,000	$3,723,363
Series GMTN, 5.40%, 6/4/2027	4,625,000	4,683,553
Barclays PLC:
4.34%, 1/10/2028 (a)	11,456,000	11,412,696
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	4,188,000	4,163,291
4.84%, 5/9/2028	15,254,000	15,259,797
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	5,806,000	5,826,785
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	14,999,000	15,083,744
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	7,619,000	7,680,562
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	10,804,000	10,929,867
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	13,300,000	13,425,552
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	4,300,000	4,417,476
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	3,250,000	3,383,023
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	6,102,000	6,356,026
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027 (a)	3,832,000	3,803,413
SOFR + 0.60%, 4.24%, 9/8/2028 (c)	10,704,000	10,679,488
SOFR + 0.79%, 4.28%, 1/29/2030 (a) (c)	2,775,000	2,755,825
SOFR + 1.03%, 4.86%, 3/30/2029 (a) (c)	9,924,000	10,002,499
5.00%, 4/28/2028 (a)	5,601,000	5,670,900
5.24%, 6/28/2027	10,438,000	10,561,482
5.99%, 10/3/2028	3,921,000	4,066,077
Capital One NA 4.65%, 9/13/2028	3,775,000	3,789,496
Citibank NA 5.80%, 9/29/2028	6,250,000	6,486,000
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	18,351,000	18,077,754
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	25,808,000	25,539,597
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	22,850,000	22,486,228
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (a) (c)	8,810,000	8,740,753
4.13%, 7/25/2028	7,789,000	7,723,183
4.45%, 9/29/2027	18,418,000	18,414,501
Security Description	Principal Amount	Value
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	$28,346,000	$28,389,086
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	1,000,000	1,001,910
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	35,867,000	36,050,639
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	27,633,000	28,057,443
6.63%, 1/15/2028	1,741,000	1,810,501
Citizens Bank NA:
SOFR + 0.70%, 4.19%, 1/29/2029 (c)	6,686,000	6,643,811
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	5,045,000	5,046,917
Citizens Financial Group, Inc. SOFR + 2.01%, 5.84%, 1/23/2030 (c)	4,250,000	4,377,585
Commonwealth Bank of Australia:
Series C, 4.36%, 3/27/2029 (a)	10,000,000	10,031,500
4.42%, 3/14/2028	3,603,000	3,623,177
Cooperatieve Rabobank UA:
3.74%, 1/14/2028 (a)	5,255,000	5,219,844
3.96%, 10/17/2028	3,475,000	3,460,857
4.32%, 4/1/2029 (d)	8,000,000	8,008,480
4.37%, 5/27/2027	3,630,000	3,639,620
4.80%, 1/9/2029	30,000	30,445
4.88%, 1/21/2028 (a)	3,536,000	3,585,822
Deutsche Bank AG:
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	2,680,000	2,666,814
5.37%, 9/9/2027 (a)	3,944,000	4,009,983
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	9,112,000	9,218,246
SOFR + 3.18%, 6.72%, 1/18/2029 (a) (c)	16,811,000	17,410,312
SOFR + 2.51%, 6.82%, 11/20/2029 (a) (c)	1,050,000	1,102,374
Fifth Third Bancorp:
3.95%, 3/14/2028 (a)	5,152,000	5,115,833
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	1,496,000	1,487,907
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	4,752,000	4,927,349
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	9,488,000	9,759,641
Fifth Third Financial Corp.:
4.00%, 2/1/2029 (a)	7,500,000	7,390,425
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	3,550,000	3,666,298
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	5,140,000	5,266,290
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	$15,895,000	$15,749,561
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	22,687,000	22,374,146
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	27,060,000	26,880,863
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	21,510,000	21,309,957
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	26,351,000	26,196,320
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	12,570,000	12,564,595
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	26,507,000	27,739,045
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	8,665,000	8,354,533
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	11,780,000	11,147,532
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	7,840,000	7,778,613
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (a) (c)	13,309,000	13,292,896
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	10,087,000	10,107,577
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	31,418,000	31,581,059
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	2,565,000	2,584,981
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	15,538,000	15,659,663
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	5,400,000	5,530,950
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	15,603,000	15,773,853
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	10,750,000	11,061,105
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	23,783,000	24,793,064
HSBC USA, Inc. 4.65%, 6/3/2028	9,151,000	9,207,096
Huntington Bancshares, Inc.:
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	9,862,000	9,857,562
SOFR + 2.02%, 6.21%, 8/21/2029 (a) (c)	7,068,000	7,328,385
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	4,563,000	4,564,415
SOFR + 0.72%, 4.87%, 4/12/2028 (c)	4,282,000	4,295,574
Security Description	Principal Amount	Value
ING Groep NV:
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	$5,268,000	$5,243,188
4.55%, 10/2/2028	5,111,000	5,118,207
SOFR + 1.01%, 4.86%, 3/25/2029 (a) (c)	8,241,000	8,290,199
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	6,150,000	6,280,442
JPMorgan Chase & Co.:
Series MTN, 1.05%, 6/23/2027	1,000	965
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	11,895,000	11,316,427
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	9,596,000	9,353,509
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	26,525,000	26,096,621
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (a) (c)	19,389,000	19,206,937
3.63%, 12/1/2027	3,879,000	3,833,228
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	21,626,000	21,442,395
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	10,580,000	10,517,472
4.25%, 10/1/2027	4,326,000	4,327,947
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	24,923,000	24,916,022
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	4,736,000	4,741,683
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	12,958,000	12,971,995
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	19,219,000	19,313,750
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	18,254,000	18,420,842
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	13,178,000	13,267,874
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	16,010,000	16,233,660
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	10,220,000	10,409,581
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	16,437,000	16,636,545
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	23,687,000	24,616,004
8.00%, 4/29/2027	3,877,000	4,029,405
Keybank National Association:
4.39%, 12/14/2027	2,122,000	2,122,085
5.85%, 11/15/2027	7,429,000	7,585,529
6.95%, 2/1/2028	653,000	679,094
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
KeyCorp:
Series MTN, 2.25%, 4/6/2027	$4,451,000	$4,354,636
Series MTN, 4.10%, 4/30/2028	3,972,000	3,943,521
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	9,778,000	9,641,695
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	2,375,000	2,349,184
4.38%, 3/22/2028	18,726,000	18,692,480
4.55%, 8/16/2028	5,243,000	5,248,400
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	10,422,000	10,481,197
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	8,898,000	8,977,459
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	5,236,000	5,363,811
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	3,953,000	3,949,956
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	5,897,000	5,921,119
SOFR + 2.80%, 7.41%, 10/30/2029 (c)	3,810,000	4,069,156
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	4,007,000	3,948,618
4.70%, 1/27/2028	4,498,000	4,521,300
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	3,857,000	3,867,067
Mitsubishi UFJ Financial Group, Inc.:
3.29%, 7/25/2027	3,574,000	3,533,078
3.74%, 3/7/2029	17,250,000	16,972,275
3.96%, 3/2/2028 (a)	7,730,000	7,671,948
4.05%, 9/11/2028	1,500,000	1,489,305
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	8,823,000	8,789,031
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (a) (c)	6,671,000	6,715,229
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (a) (c)	7,640,000	7,754,294
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	9,066,000	9,178,962
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	4,956,000	5,034,007
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027	4,616,000	4,542,144
4.02%, 3/5/2028 (a)	6,439,000	6,401,396
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	2,102,000	2,087,538
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	6,178,000	6,262,700
Security Description	Principal Amount	Value
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	$5,038,000	$5,160,222
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	18,274,000	18,766,850
Morgan Stanley:
3.59%, 7/22/2028 (c)	20,402,000	20,160,032
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	23,043,000	22,748,971
3.95%, 4/23/2027	7,570,000	7,523,823
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	8,158,000	8,063,775
SOFR + 1.61%, 4.21%, 4/20/2028 (a) (c)	12,171,000	12,136,678
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	24,490,000	24,235,304
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (a) (c)	23,750,000	23,625,550
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	17,422,000	17,580,714
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	16,930,000	17,119,616
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	18,079,000	18,286,908
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	10,000,000	10,141,600
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	18,494,000	18,833,180
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	8,778,000	8,878,596
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	3,525,000	3,616,826
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	9,017,000	9,406,805
Morgan Stanley Bank NA:
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	10,411,000	10,473,570
SOFR + 0.91%, 5.02%, 1/12/2029 (a) (c)	9,179,000	9,277,399
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	25,617,000	25,909,802
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	4,840,000	4,822,721
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	19,745,000	19,539,652
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	18,920,000	18,919,811
National Australia Bank Ltd.:
3.85%, 12/13/2028	8,197,000	8,128,063
3.91%, 6/9/2027	4,681,000	4,669,251
4.31%, 6/13/2028	12,653,000	12,686,151
4.50%, 10/26/2027	5,398,000	5,428,553
4.79%, 1/10/2029 (a)	465,000	472,635
4.90%, 6/13/2028	2,867,000	2,910,320
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.94%, 1/12/2028 (a)	$3,166,000	$3,211,337
5.09%, 6/11/2027	4,629,000	4,681,169
National Bank of Canada:
SOFR + 0.76%, 4.17%, 1/20/2029 (c)	19,299,000	19,189,575
5.60%, 12/18/2028	2,750,000	2,832,858
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	10,135,000	9,973,043
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	13,397,000	13,489,037
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	5,205,000	5,260,798
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	2,500,000	2,536,700
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	6,296,000	6,479,402
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	2,554,000	2,518,525
3.65%, 8/3/2028 (a)	3,862,000	3,832,726
4.00%, 5/10/2027	4,273,000	4,268,556
Pinnacle Bank/Nashville TN 5.63%, 2/15/2028	3,313,000	3,350,271
PNC Bank NA:
3.10%, 10/25/2027 (a)	3,995,000	3,929,282
3.25%, 1/22/2028	3,875,000	3,816,953
4.05%, 7/26/2028	6,883,000	6,821,053
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	8,513,000	8,510,701
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	3,994,000	3,946,791
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	12,060,000	11,993,670
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	6,222,000	6,320,494
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	13,216,000	13,544,814
Regions Financial Corp. 1.80%, 8/12/2028	3,562,000	3,344,540
Royal Bank of Canada:
3.63%, 5/4/2027 (a)	3,826,000	3,803,121
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	5,249,000	5,213,674
Series GMTN, 4.24%, 8/3/2027	4,504,000	4,504,045
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	15,631,000	15,640,066
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	5,895,000	5,900,836
Series GMTN, 4.90%, 1/12/2028 (a)	3,192,000	3,227,527
Security Description	Principal Amount	Value
Series GMTN, 4.95%, 2/1/2029	$3,000,000	$3,051,990
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	15,591,000	15,740,830
Series GMTN, 5.20%, 8/1/2028	7,929,000	8,083,615
Series MTN, 6.00%, 11/1/2027	5,069,000	5,202,416
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	5,249,000	5,238,292
SOFR + 1.61%, 5.47%, 3/20/2029 (a) (c)	15,709,000	15,925,470
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	1,550,000	1,600,794
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	3,885,000	4,007,533
SOFR + 2.70%, 6.57%, 6/12/2029 (a) (c)	350,000	362,194
Santander U.K. Group Holdings PLC:
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	8,587,000	8,476,915
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	3,580,000	3,546,706
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	12,027,000	12,403,565
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027 (a)	2,337,000	2,361,328
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	10,485,000	9,856,948
2.47%, 1/14/2029	1,520,000	1,441,158
3.35%, 10/18/2027 (a)	4,020,000	3,966,976
3.36%, 7/12/2027	9,068,000	8,971,335
3.54%, 1/17/2028 (a)	4,709,000	4,642,650
3.94%, 7/19/2028	3,756,000	3,722,534
4.11%, 1/15/2029	17,007,000	16,833,188
5.52%, 1/13/2028	10,870,000	11,085,226
5.72%, 9/14/2028	6,711,000	6,900,586
5.80%, 7/13/2028	3,419,000	3,522,596
Synchrony Bank 5.63%, 8/23/2027	3,577,000	3,616,597
Toronto-Dominion Bank:
3.91%, 1/13/2028	14,627,000	14,525,781
4.11%, 6/8/2027	6,321,000	6,307,473
4.11%, 10/13/2028	12,657,000	12,584,982
Series MTN, 4.57%, 6/2/2028	15,320,000	15,371,935
Series MTN, 4.69%, 9/15/2027	10,546,000	10,604,425
4.86%, 1/31/2028	8,572,000	8,642,119
5.16%, 1/10/2028	15,593,000	15,795,085
Series MTN, 5.52%, 7/17/2028	5,131,000	5,257,838
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Truist Bank:
SOFR + 0.91%, 4.14%, 10/23/2029 (a) (c)	$11,743,000	$11,630,267
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	18,262,000	18,169,777
Truist Financial Corp.:
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	3,886,000	3,677,905
Series MTN, 3.88%, 3/19/2029	2,000,000	1,968,100
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	500,000	497,985
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (a) (c)	10,255,000	10,322,683
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	17,000,000	17,389,130
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (a) (c)	18,422,000	19,572,270
U.S. Bancorp:
Series X, 3.15%, 4/27/2027	4,344,000	4,295,391
Series MTN, 3.90%, 4/26/2028	860,000	854,204
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	19,843,000	19,864,430
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	8,883,000	8,918,976
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	4,897,000	5,010,463
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	11,878,000	12,212,722
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	10,501,000	10,538,804
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (a) (c)	11,270,000	11,252,870
5.65%, 9/11/2028	6,034,000	6,224,614
Webster Financial Corp. 4.10%, 3/25/2029	29,000	28,395
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	24,799,000	24,205,560
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	26,001,000	25,744,890
SOFR + 0.88%, 4.08%, 9/15/2029 (a) (c)	4,830,000	4,776,725
Series MTN, 4.15%, 1/24/2029	15,450,000	15,361,008
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	10,220,000	10,129,451
Series GMTN, 4.30%, 7/22/2027	6,819,000	6,807,885
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	21,050,000	21,137,989
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	11,406,000	11,504,548
Security Description	Principal Amount	Value
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	$21,381,000	$21,733,145
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	23,042,000	23,562,058
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	32,785,000	33,210,877
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	17,688,000	18,427,712
Westpac Banking Corp.:
1.95%, 11/20/2028	11,866,000	11,210,403
3.40%, 1/25/2028 (a)	7,179,000	7,096,513
4.04%, 8/26/2027 (a)	3,872,000	3,869,367
5.46%, 11/18/2027 (a)	6,273,000	6,403,353
5.54%, 11/17/2028 (a)	6,171,000	6,381,740
Zions Bancorp NA:
SOFR + 1.06%, 4.48%, 2/9/2029 (c)	4,910,000	4,872,880
SOFR + 1.16%, 4.70%, 8/18/2028 (c)	4,811,000	4,789,158
		3,133,696,825
BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	17,001,000	17,208,412
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	3,334,000	3,151,297
1.45%, 6/1/2027	8,366,000	8,128,071
1.50%, 3/5/2028	1,823,000	1,742,113
2.90%, 5/25/2027	4,230,000	4,178,394
Constellation Brands, Inc.:
3.50%, 5/9/2027	6,073,000	6,010,205
3.60%, 2/15/2028 (a)	3,742,000	3,685,421
4.35%, 5/9/2027	7,520,000	7,512,179
4.65%, 11/15/2028	88,000	88,346
4.80%, 1/15/2029	2,700,000	2,715,012
Diageo Capital PLC:
3.88%, 5/18/2028	1,851,000	1,837,987
5.30%, 10/24/2027	3,942,000	4,004,520
Keurig Dr. Pepper, Inc.:
3.43%, 6/15/2027	3,850,000	3,800,874
4.35%, 5/15/2028 (a)	12,599,000	12,551,502
4.60%, 5/25/2028	5,178,000	5,177,534
5.05%, 3/15/2029	4,050,000	4,092,566
Maple Parent Holdings Corp. 4.75%, 3/26/2029 (b)	1,520,000	1,519,134
Pepsico Singapore Financing I Pte. Ltd. 4.55%, 2/16/2029 (a)	3,900,000	3,941,418
PepsiCo, Inc.:
3.00%, 10/15/2027	5,419,000	5,339,774
3.60%, 2/18/2028 (a)	6,282,000	6,237,775
4.10%, 1/15/2029 (a)	14,019,000	14,008,346
4.45%, 2/7/2028 (a)	3,832,000	3,863,039
4.45%, 5/15/2028	3,922,000	3,953,533
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 3/1/2029	$4,750,000	$5,118,125
		129,865,577
BIOTECHNOLOGY — 0.5%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	3,463,000	3,263,393
3.00%, 2/22/2029	4,000,000	3,860,040
3.20%, 11/2/2027	3,999,000	3,937,015
5.15%, 3/2/2028	24,843,000	25,209,683
Gilead Sciences, Inc. 1.20%, 10/1/2027	3,895,000	3,733,124
Illumina, Inc. 5.75%, 12/13/2027	7,583,000	7,730,034
Royalty Pharma PLC 1.75%, 9/2/2027	3,868,000	3,728,094
		51,461,383
BUILDING MATERIALS — 0.0% *
Lennox International, Inc. 1.70%, 8/1/2027	4,096,000	3,958,047
CHEMICALS — 0.7%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027 (a)	3,856,000	3,764,227
4.30%, 6/11/2028 (a)	3,372,000	3,382,183
4.60%, 2/8/2029 (a)	11,972,000	12,094,474
Dow Chemical Co. 4.80%, 11/30/2028	3,800,000	3,814,744
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (a)	2,539,000	2,553,269
4.73%, 11/15/2028 (b)	1,209,000	1,213,111
Ecolab, Inc.:
3.25%, 12/1/2027	3,625,000	3,578,890
4.30%, 6/15/2028	5,379,000	5,391,694
5.25%, 1/15/2028	2,387,000	2,430,372
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	705,000	703,407
Mosaic Co.:
4.05%, 11/15/2027	3,659,000	3,633,643
4.35%, 1/15/2029	3,205,000	3,187,982
5.38%, 11/15/2028	3,284,000	3,353,752
Nutrien Ltd.:
4.90%, 3/27/2028	1,481,000	1,493,885
5.20%, 6/21/2027	2,504,000	2,527,738
Sherwin-Williams Co.:
3.45%, 6/1/2027	4,758,000	4,709,088
4.30%, 8/15/2028	4,733,000	4,718,422
4.55%, 3/1/2028	3,671,000	3,685,647
		66,236,528
COMMERCIAL SERVICES — 0.8%
Automatic Data Processing, Inc. 1.70%, 5/15/2028 (a)	3,971,000	3,784,720
Block Financial LLC 2.50%, 7/15/2028 (a)	3,876,000	3,659,913
Security Description	Principal Amount	Value
Cintas Corp. No. 2:
3.70%, 4/1/2027	$3,147,000	$3,132,367
4.20%, 5/1/2028 (a)	3,743,000	3,736,263
Equifax, Inc.:
5.10%, 12/15/2027	3,877,500	3,916,818
5.10%, 6/1/2028	4,608,000	4,666,798
Global Payments, Inc.:
4.45%, 6/1/2028	227,000	225,120
4.50%, 11/15/2028	11,087,000	10,984,224
4.55%, 3/15/2028 (a)	3,245,000	3,230,949
4.95%, 8/15/2027	3,177,000	3,184,688
Leland Stanford Junior University 1.29%, 6/1/2027 (a)	2,931,000	2,844,301
Moody's Corp.:
3.25%, 1/15/2028 (a)	2,855,000	2,802,240
4.25%, 2/1/2029	1,056,000	1,056,496
PayPal Holdings, Inc.:
3.90%, 6/1/2027 (a)	4,515,000	4,493,509
4.45%, 3/6/2028	12,112,000	12,146,761
Quanta Services, Inc.:
4.30%, 8/9/2028	3,571,000	3,565,929
4.75%, 8/9/2027	3,885,000	3,906,212
RELX Capital, Inc. 4.00%, 3/18/2029	3,750,000	3,712,275
S&P Global, Inc.:
2.95%, 3/1/2029	1,000,000	962,250
4.75%, 8/1/2028 (a)	3,669,000	3,707,671
UL Solutions, Inc. 6.50%, 10/20/2028	730,000	764,230
		80,483,734
COMPUTERS — 1.3%
Apple, Inc.:
1.20%, 2/8/2028	13,524,000	12,881,745
1.40%, 8/5/2028 (a)	8,879,000	8,386,748
2.45%, 8/4/2026	18,414,000	18,324,140
2.90%, 9/12/2027	10,925,000	10,763,856
3.00%, 6/20/2027	4,489,000	4,441,282
3.00%, 11/13/2027 (a)	5,471,000	5,399,549
3.20%, 5/11/2027	7,072,000	7,018,889
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	3,217,000	3,260,204
6.10%, 7/15/2027	2,619,000	2,667,766
Dell, Inc. 7.10%, 4/15/2028	2,682,000	2,816,636
DXC Technology Co. 2.38%, 9/15/2028	5,959,000	5,603,248
HP, Inc.:
3.00%, 6/17/2027	5,516,000	5,420,683
4.75%, 1/15/2028	5,701,000	5,729,505
International Business Machines Corp.:
1.70%, 5/15/2027 (a)	4,595,000	4,466,708
3.50%, 5/15/2029	6,119,000	5,949,626
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 7/27/2027	$7,006,000	$6,992,829
4.50%, 2/6/2028	5,486,000	5,505,750
6.22%, 8/1/2027	2,436,000	2,496,681
6.50%, 1/15/2028 (a)	4,776,000	4,960,354
Kyndryl Holdings, Inc. 2.70%, 10/15/2028	3,250,000	3,006,055
NetApp, Inc. 2.38%, 6/22/2027 (a)	2,933,000	2,860,144
		128,952,398
CONSTRUCTION MATERIALS — 0.5%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027 (a)	3,455,000	3,463,879
4.70%, 4/7/2028	4,565,000	4,589,332
Carlisle Cos., Inc. 3.75%, 12/1/2027	3,884,000	3,839,489
Lennox International, Inc. 5.50%, 9/15/2028	2,109,000	2,148,649
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	3,804,000	3,760,178
3.50%, 12/15/2027 (a)	2,984,000	2,939,926
Masco Corp.:
1.50%, 2/15/2028	5,435,000	5,145,206
3.50%, 11/15/2027	3,027,000	2,983,230
Mohawk Industries, Inc. 5.85%, 9/18/2028	7,211,000	7,416,441
Owens Corning 5.50%, 6/15/2027 (a)	3,950,000	3,998,783
Trane Technologies Financing Ltd. 3.80%, 3/21/2029	7,100,000	7,010,682
Trane Technologies Holdco, Inc. 3.75%, 8/21/2028	1,031,000	1,021,886
Vulcan Materials Co. 3.90%, 4/1/2027 (a)	3,564,000	3,551,704
		51,869,385
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.05%, 3/22/2028	5,825,000	5,915,695
Unilever Capital Corp. 4.88%, 9/8/2028	4,007,000	4,072,915
		9,988,610
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028	6,184,000	6,294,694
DIVERSIFIED FINANCIAL SERVICES — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	50,975,000	49,086,886
3.65%, 7/21/2027	1,000,000	989,650
3.88%, 1/23/2028	3,757,000	3,719,280
4.13%, 2/28/2029	8,805,000	8,685,868
4.63%, 10/15/2027	3,948,000	3,953,330
Security Description	Principal Amount	Value
4.88%, 4/1/2028	$2,040,000	$2,054,933
5.10%, 1/19/2029	7,150,000	7,243,165
5.75%, 6/6/2028 (a)	4,972,000	5,091,229
6.45%, 4/15/2027	2,549,000	2,597,380
Air Lease Corp.:
2.10%, 9/1/2028 (a)	3,986,000	3,748,355
3.63%, 4/1/2027	3,462,000	3,429,319
3.63%, 12/1/2027	3,416,000	3,365,614
4.63%, 10/1/2028 (a)	8,140,000	8,103,533
5.10%, 3/1/2029	500,000	503,765
5.30%, 2/1/2028 (a)	2,918,000	2,950,944
5.85%, 12/15/2027	4,623,000	4,717,587
Ally Financial, Inc.:
2.20%, 11/2/2028	2,000,000	1,883,060
4.75%, 6/9/2027 (a)	8,846,000	8,860,154
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	3,727,000	3,886,404
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	4,394,000	4,575,340
7.10%, 11/15/2027 (a)	6,817,000	7,064,389
American Express Co.:
3.30%, 5/3/2027	13,883,000	13,759,441
SOFR + 0.58%, 4.01%, 2/9/2029 (a) (c)	7,925,000	7,873,329
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	9,315,000	9,308,479
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	18,501,000	18,619,591
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	7,732,000	7,799,036
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	6,907,000	7,030,014
5.85%, 11/5/2027	5,691,000	5,827,584
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,290,000	1,278,119
Ameriprise Financial, Inc. 5.70%, 12/15/2028	3,500,000	3,619,105
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027 (a)	2,332,000	2,240,026
BGC Group, Inc. 8.00%, 5/25/2028 (a)	10,345,000	10,900,733
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	6,736,000	6,785,240
4.70%, 3/14/2029	3,800,000	3,859,774
Brookfield Finance, Inc.:
3.90%, 1/25/2028	9,603,000	9,495,831
4.85%, 3/29/2029	7,950,000	7,992,215
Capital One Financial Corp.:
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	5,000	4,814
3.65%, 5/11/2027	3,347,000	3,319,889
3.80%, 1/31/2028	9,445,000	9,334,777
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	11,739,000	11,774,921
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	$4,102,000	$4,163,858
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	8,355,000	8,569,556
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	16,653,000	17,225,031
Charles Schwab Corp.:
2.00%, 3/20/2028 (a)	3,842,000	3,686,706
3.20%, 1/25/2028 (a)	2,098,000	2,064,201
3.30%, 4/1/2027	3,852,000	3,817,409
4.00%, 2/1/2029 (a)	6,000,000	5,975,220
SOFR + 2.21%, 5.64%, 5/19/2029 (a) (c)	16,736,000	17,193,060
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	750,000	783,810
CME Group, Inc. 3.75%, 6/15/2028	3,336,000	3,311,414
Eaton Vance Corp. 3.50%, 4/6/2027	3,742,000	3,712,363
Hercules Capital, Inc. 5.35%, 2/10/2029 (a)	2,000,000	1,960,500
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	3,745,000	3,683,657
3.63%, 9/1/2028	5,340,000	5,260,487
3.75%, 9/21/2028	1,510,000	1,491,865
3.95%, 12/1/2028	6,929,000	6,868,094
4.00%, 9/15/2027	4,825,000	4,806,906
Jefferies Financial Group, Inc.:
5.88%, 7/21/2028 (a)	5,676,000	5,796,842
6.45%, 6/8/2027 (a)	2,578,000	2,628,426
Lazard Group LLC:
4.38%, 3/11/2029	1,700,000	1,681,181
4.50%, 9/19/2028	4,397,000	4,375,323
LPL Holdings, Inc.:
4.90%, 4/3/2028	3,518,000	3,530,946
5.70%, 5/20/2027	3,664,000	3,699,064
6.75%, 11/17/2028	3,870,000	4,053,322
Marex Group PLC 5.83%, 5/8/2028	5,142,000	5,195,682
Mastercard, Inc.:
3.50%, 2/26/2028	1,531,000	1,516,823
4.10%, 1/15/2028	3,974,000	3,978,809
4.55%, 3/15/2028	3,898,000	3,933,199
4.88%, 3/9/2028 (a)	6,075,000	6,163,999
Nasdaq, Inc. 5.35%, 6/28/2028 (a)	3,974,000	4,056,580
Nomura Holdings, Inc.:
2.17%, 7/14/2028	6,463,000	6,121,366
2.71%, 1/22/2029	3,020,000	2,868,185
5.39%, 7/6/2027	4,153,000	4,194,779
5.59%, 7/2/2027	4,142,000	4,194,065
5.84%, 1/18/2028	3,558,000	3,634,461
6.07%, 7/12/2028	3,960,000	4,081,651
ORIX Corp.:
3.70%, 7/18/2027 (a)	1,877,000	1,860,557
Security Description	Principal Amount	Value
5.00%, 9/13/2027	$4,062,000	$4,094,983
Synchrony Financial:
3.95%, 12/1/2027	6,845,000	6,765,598
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	2,372,000	2,368,940
5.15%, 3/19/2029	3,035,000	3,042,436
Takeoff Merger Sub, Inc.:
4.40%, 3/24/2028 (b)	4,155,000	4,132,563
4.50%, 3/24/2029 (a) (b)	2,060,000	2,046,157
Visa, Inc.:
1.90%, 4/15/2027 (a)	8,122,000	7,952,575
2.75%, 9/15/2027 (a)	4,212,000	4,138,206
3.80%, 2/12/2029	5,490,000	5,458,158
Voya Financial, Inc. 3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	1,523,000	1,443,515
		490,915,631
ELECTRIC — 6.5%
AEP Texas, Inc. 3.95%, 6/1/2028	3,992,000	3,952,280
AES Corp. 5.45%, 6/1/2028	7,892,000	7,963,896
Alabama Power Co. 3.75%, 9/1/2027	3,633,000	3,613,055
Ameren Corp.:
1.75%, 3/15/2028	3,988,000	3,792,708
5.00%, 1/15/2029	3,545,000	3,600,763
Ameren Illinois Co. 3.80%, 5/15/2028	1,612,000	1,597,299
American Electric Power Co., Inc.:
3.20%, 11/13/2027	1,365,000	1,340,812
Series J, 4.30%, 12/1/2028	2,750,000	2,743,262
5.20%, 1/15/2029 (a)	6,750,000	6,891,007
Appalachian Power Co. Series X, 3.30%, 6/1/2027	1,743,000	1,719,487
Arizona Public Service Co. 2.95%, 9/15/2027	2,187,000	2,138,908
Atlantic City Electric Co. 4.00%, 10/15/2028	13,000	12,915
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	3,843,000	3,769,407
Black Hills Corp. 5.95%, 3/15/2028	3,582,000	3,671,371
CenterPoint Energy Houston Electric LLC 5.20%, 10/1/2028 (a)	5,604,000	5,727,848
CMS Energy Corp. 3.45%, 8/15/2027	2,710,000	2,675,447
Commonwealth Edison Co.:
Series 122, 2.95%, 8/15/2027	3,199,000	3,145,065
3.70%, 8/15/2028	2,359,000	2,332,084
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Light & Power Co. 4.65%, 1/1/2029	$570,000	$574,987
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027 (a)	446,000	438,757
3.80%, 5/15/2028	2,110,000	2,091,115
Series D, 4.00%, 12/1/2028	500,000	496,585
Constellation Energy Generation LLC:
3.90%, 1/8/2028	5,676,000	5,633,544
4.63%, 2/1/2029 (b)	6,041,000	5,968,025
5.60%, 3/1/2028 (a)	797,000	814,279
Consumers Energy Co.:
3.80%, 11/15/2028	1,205,000	1,192,179
4.65%, 3/1/2028	2,231,000	2,248,424
4.90%, 2/15/2029	500,000	508,195
Dominion Energy, Inc.:
4.25%, 6/1/2028	2,276,000	2,266,964
4.60%, 5/15/2028	7,240,000	7,263,747
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	3,981,000	3,811,131
4.25%, 5/14/2027	2,656,000	2,658,736
DTE Energy Co.:
4.88%, 6/1/2028	7,382,000	7,450,062
4.95%, 7/1/2027	3,922,000	3,948,787
5.10%, 3/1/2029	14,400,000	14,644,944
Duke Energy Carolinas LLC:
3.95%, 11/15/2028	2,250,000	2,233,305
Series A, 6.00%, 12/1/2028	1,500,000	1,563,300
Duke Energy Corp.:
3.15%, 8/15/2027	3,846,000	3,787,733
4.30%, 3/15/2028	5,084,000	5,077,391
4.85%, 1/5/2029 (a)	5,300,000	5,366,462
5.00%, 12/8/2027	3,357,000	3,393,390
Duke Energy Florida LLC 3.80%, 7/15/2028	3,365,000	3,335,253
Duke Energy Ohio, Inc. 3.65%, 2/1/2029	3,815,000	3,747,055
Duke Energy Progress LLC:
3.45%, 3/15/2029	1,800,000	1,761,660
3.70%, 9/1/2028 (a)	3,446,000	3,408,955
Edison International:
4.13%, 3/15/2028	11,402,000	11,215,691
5.25%, 11/15/2028	3,065,000	3,087,896
5.75%, 6/15/2027	5,512,000	5,557,309
Emera U.S. Finance LLC 4.50%, 4/1/2029	4,140,000	4,133,624
Enel Chile SA 4.88%, 6/12/2028	4,939,000	4,963,695
Entergy Arkansas LLC 4.00%, 6/1/2028	1,605,000	1,597,248
Entergy Corp. 1.90%, 6/15/2028	1,660,000	1,574,676
Entergy Louisiana LLC:
3.12%, 9/1/2027	3,246,000	3,198,089
Security Description	Principal Amount	Value
3.25%, 4/1/2028	$3,981,000	$3,905,003
Entergy Mississippi LLC 2.85%, 6/1/2028	4,681,000	4,546,515
Entergy Texas, Inc. 4.00%, 3/30/2029	300,000	297,300
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	1,270,000	1,255,395
4.70%, 3/13/2028	3,161,000	3,175,446
Evergy, Inc. 4.25%, 3/15/2029	3,718,000	3,686,583
Eversource Energy:
Series M, 3.30%, 1/15/2028	5,136,000	5,027,014
4.60%, 7/1/2027	2,185,000	2,187,447
5.45%, 3/1/2028	10,388,000	10,563,246
5.95%, 2/1/2029 (a)	1,500,000	1,554,705
Exelon Corp.:
5.15%, 3/15/2028	4,633,000	4,686,511
5.15%, 3/15/2029	8,500,000	8,671,020
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	8,184,000	8,120,574
FirstEnergy Pennsylvania Electric Co. 4.15%, 3/15/2028 (b)	2,165,000	2,158,353
Florida Power & Light Co.:
Series A, 3.30%, 5/30/2027	1,970,000	1,952,349
4.40%, 5/15/2028	7,614,000	7,648,263
5.05%, 4/1/2028 (a)	15,099,000	15,358,401
Georgia Power Co.:
4.00%, 10/1/2028	7,979,000	7,929,450
4.65%, 5/16/2028	5,217,000	5,261,136
Indiana Michigan Power Co. 3.85%, 5/15/2028	2,271,000	2,251,083
Interstate Power & Light Co. 4.10%, 9/26/2028	2,779,000	2,760,659
ITC Holdings Corp. 3.35%, 11/15/2027	3,177,000	3,121,847
Jersey Central Power & Light Co. 4.15%, 1/15/2029 (b)	1,556,000	1,548,033
MidAmerican Energy Co. 3.10%, 5/1/2027	3,201,000	3,169,630
Mississippi Power Co. 3.95%, 3/30/2028	2,977,000	2,959,227
National Grid PLC 5.60%, 6/12/2028	3,949,000	4,041,762
National Rural Utilities Cooperative Finance Corp.:
3.05%, 4/25/2027	3,575,000	3,533,065
3.40%, 2/7/2028	3,901,000	3,842,758
3.70%, 3/15/2029	900,000	883,359
3.90%, 11/1/2028	520,000	514,046
3.95%, 12/10/2027	5,364,000	5,335,410
Series D, 4.05%, 2/9/2029	6,500,000	6,453,200
4.12%, 9/16/2027	3,773,000	3,765,907
Series D, 4.15%, 8/25/2028	16,878,000	16,822,471
4.75%, 2/7/2028	10,320,000	10,403,902
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 3/15/2028	$1,463,000	$1,476,211
Series GMTN, 4.85%, 2/7/2029	1,050,000	1,062,915
Series MTN, 5.05%, 9/15/2028 (a)	3,738,000	3,796,126
Series MTN, 5.10%, 5/6/2027	3,877,000	3,907,279
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	7,828,000	7,425,876
3.55%, 5/1/2027	4,885,000	4,844,503
4.63%, 7/15/2027	5,111,000	5,129,655
4.69%, 9/1/2027	8,586,000	8,628,501
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	2,800,000	2,736,188
4.85%, 2/4/2028 (a)	6,399,000	6,459,215
4.90%, 2/28/2028	7,945,000	8,013,009
4.90%, 3/15/2029	15,907,000	16,144,651
NSTAR Electric Co. 3.20%, 5/15/2027	3,589,000	3,548,516
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	1,406,000	1,390,956
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	4,690,000	4,616,977
4.30%, 5/15/2028	2,529,000	2,528,899
4.50%, 3/20/2027	2,905,000	2,903,954
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	3,590,000	3,478,638
3.00%, 6/15/2028	3,811,000	3,684,703
3.30%, 12/1/2027	14,570,000	14,272,918
3.75%, 7/1/2028	4,684,000	4,600,156
4.65%, 8/1/2028	5,201,000	5,197,203
5.00%, 6/4/2028	7,753,000	7,818,203
5.45%, 6/15/2027	3,889,000	3,927,657
6.10%, 1/15/2029	6,473,000	6,699,361
PacifiCorp:
4.25%, 3/15/2029 (a)	2,425,000	2,397,670
4.65%, 4/15/2029	1,760,000	1,758,821
5.10%, 2/15/2029	1,044,000	1,057,708
Pinnacle West Capital Corp. 4.90%, 5/15/2028	2,244,000	2,261,885
Public Service Co. of Colorado:
3.70%, 6/15/2028	2,586,000	2,553,778
4.15%, 3/13/2029 (a)	4,335,000	4,322,428
Public Service Co. of New Hampshire 4.40%, 7/1/2028	3,985,000	3,993,289
Public Service Electric & Gas Co.:
Series MTN, 3.00%, 5/15/2027	978,000	965,726
Series MTN, 3.65%, 9/1/2028	155,000	152,867
Security Description	Principal Amount	Value
Series MTN, 3.70%, 5/1/2028	$1,906,000	$1,885,015
Public Service Enterprise Group, Inc.:
5.85%, 11/15/2027	3,577,000	3,655,837
5.88%, 10/15/2028	4,779,000	4,932,693
Puget Energy, Inc. 2.38%, 6/15/2028	1,721,000	1,639,476
San Diego Gas & Electric Co. 4.95%, 8/15/2028	6,724,700	6,831,017
Sempra:
3.25%, 6/15/2027	5,128,000	5,055,593
3.40%, 2/1/2028	6,198,000	6,083,027
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	1,392,000	1,351,813
Southern California Edison Co.:
Series B, 3.65%, 3/1/2028 (a)	6,054,000	5,952,656
Series A, 4.20%, 3/1/2029	1,000,000	988,850
Series D, 4.70%, 6/1/2027 (a)	9,612,000	9,634,011
5.30%, 3/1/2028	6,237,000	6,324,069
5.65%, 10/1/2028	2,391,000	2,449,532
5.85%, 11/1/2027	8,276,000	8,431,920
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	3,833,000	3,647,636
4.85%, 6/15/2028	3,520,000	3,554,038
5.11%, 8/1/2027	3,593,000	3,623,684
5.50%, 3/15/2029	2,750,000	2,834,562
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	5,263,000	5,231,527
System Energy Resources, Inc. 6.00%, 4/15/2028	1,809,000	1,858,766
Tampa Electric Co. 4.90%, 3/1/2029	900,000	911,835
Union Electric Co. 2.95%, 6/15/2027	2,240,000	2,208,550
Virginia Electric & Power Co.:
Series B, 3.75%, 5/15/2027	7,915,000	7,870,755
Series A, 3.80%, 4/1/2028	2,072,000	2,052,130
WEC Energy Group, Inc.:
1.38%, 10/15/2027	3,762,000	3,593,538
2.20%, 12/15/2028	3,000,000	2,833,470
4.75%, 1/15/2028	3,924,000	3,952,371
5.15%, 10/1/2027 (a)	1,678,000	1,696,508
Wisconsin Electric Power Co.:
1.70%, 6/15/2028 (a)	2,800,000	2,654,400
3.95%, 3/1/2029	397,000	392,939
Wisconsin Power & Light Co. 3.05%, 10/15/2027	1,906,000	1,869,900
Xcel Energy, Inc.:
4.00%, 6/15/2028	3,643,000	3,618,665
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/21/2028	$3,681,000	$3,699,957
		638,169,059
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 3.80%, 4/3/2028	1,599,000	1,588,670
Emerson Electric Co.:
1.80%, 10/15/2027	3,796,000	3,670,201
2.00%, 12/21/2028	3,162,000	2,991,505
		8,250,376
ELECTRONICS — 0.8%
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	3,082,000	3,040,270
Amphenol Corp.:
3.80%, 11/15/2027	3,372,000	3,352,982
3.90%, 11/15/2028	16,535,000	16,404,704
4.38%, 6/12/2028	12,422,000	12,451,316
Arrow Electronics, Inc. 3.88%, 1/12/2028	3,450,000	3,401,907
Avnet, Inc. 6.25%, 3/15/2028	2,013,000	2,072,806
Flex Ltd. 6.00%, 1/15/2028	2,929,000	2,989,923
Hubbell, Inc.:
3.15%, 8/15/2027	3,823,000	3,762,329
3.50%, 2/15/2028	3,953,000	3,896,275
Jabil, Inc.:
3.95%, 1/12/2028	3,925,000	3,888,537
4.20%, 2/1/2029	3,196,000	3,158,958
4.25%, 5/15/2027	3,944,000	3,934,535
5.45%, 2/1/2029	2,611,000	2,662,202
TD SYNNEX Corp. 4.30%, 1/17/2029	4,315,000	4,263,867
Trimble, Inc. 4.90%, 6/15/2028	1,710,000	1,716,053
Tyco Electronics Group SA 3.13%, 8/15/2027	3,912,000	3,857,936
Vontier Corp. 2.40%, 4/1/2028	2,864,000	2,745,058
		77,599,658
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	3,812,000	3,953,806
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc.:
3.38%, 11/15/2027	3,885,000	3,837,137
3.95%, 5/15/2028	3,997,000	3,973,457
Veralto Corp. 5.35%, 9/18/2028	9,917,000	10,126,546
Waste Connections, Inc. 4.25%, 12/1/2028 (a)	3,200,000	3,199,552
Waste Management, Inc.:
1.15%, 3/15/2028	4,096,000	3,866,583
3.15%, 11/15/2027 (a)	7,126,000	7,020,464
Security Description	Principal Amount	Value
3.88%, 1/15/2029	$3,610,000	$3,573,431
4.50%, 3/15/2028	3,612,000	3,634,503
4.88%, 2/15/2029	2,911,000	2,958,304
4.95%, 7/3/2027	3,230,000	3,260,749
		45,450,726
FOOD — 1.1%
Campbell's Co.:
4.15%, 3/15/2028	3,871,000	3,828,187
5.20%, 3/21/2029	9,000,000	9,084,240
Conagra Brands, Inc.:
1.38%, 11/1/2027	9,348,000	8,885,461
4.85%, 11/1/2028	1,211,000	1,212,247
7.00%, 10/1/2028	5,702,000	5,999,131
General Mills, Inc.:
4.20%, 4/17/2028	5,949,000	5,915,269
5.50%, 10/17/2028	3,570,000	3,656,894
Hershey Co.:
4.25%, 5/4/2028	2,700,000	2,707,317
4.55%, 2/24/2028	1,668,000	1,680,744
Hormel Foods Corp. 1.70%, 6/3/2028	1,640,000	1,554,097
J.M. Smucker Co.:
3.38%, 12/15/2027	3,194,000	3,139,989
5.90%, 11/15/2028	4,751,000	4,913,959
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.00%, 2/2/2029	3,000,000	2,878,740
Kellanova 4.30%, 5/15/2028	3,516,000	3,517,547
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	9,885,000	9,818,474
4.63%, 1/30/2029 (a)	1,000,000	1,001,560
Kroger Co.:
3.70%, 8/1/2027	3,785,000	3,755,969
4.50%, 1/15/2029	4,000,000	4,017,440
McCormick & Co., Inc.:
3.40%, 8/15/2027	3,328,000	3,289,828
4.15%, 2/15/2029	2,905,000	2,875,718
Mondelez International, Inc.:
4.13%, 5/7/2028	2,267,000	2,253,058
4.25%, 5/6/2028	4,158,000	4,151,514
4.75%, 2/20/2029	1,750,000	1,767,710
Sysco Corp.:
3.25%, 7/15/2027	3,357,000	3,301,509
5.75%, 1/17/2029	3,000,000	3,082,770
Tyson Foods, Inc.:
3.55%, 6/2/2027 (a)	5,920,000	5,864,411
4.35%, 3/1/2029	6,149,000	6,131,475
5.40%, 3/15/2029	1,300,000	1,333,098
		111,618,356
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.0% *
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	$1,005,000	$990,237
Suzano Austria GmbH 2.50%, 9/15/2028	1,217,000	1,155,103
		2,145,340
GAS — 0.4%
Atmos Energy Corp. 3.00%, 6/15/2027	2,281,000	2,252,008
CenterPoint Energy Resources Corp.:
4.00%, 4/1/2028 (a)	3,992,000	3,964,056
5.25%, 3/1/2028	4,284,000	4,360,641
National Fuel Gas Co. 3.95%, 9/15/2027	3,717,000	3,685,368
NiSource, Inc.:
3.49%, 5/15/2027	4,407,000	4,359,977
5.25%, 3/30/2028 (a)	8,335,000	8,465,526
Southern California Gas Co. 2.95%, 4/15/2027	4,067,000	4,011,160
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	1,935,000	1,920,139
Southwest Gas Corp.:
3.70%, 4/1/2028	221,000	218,273
5.45%, 3/23/2028	2,114,000	2,153,342
5.80%, 12/1/2027	3,359,000	3,432,596
		38,823,086
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	1,246,000	1,250,747
Stanley Black & Decker, Inc.:
4.25%, 11/15/2028 (a)	3,828,000	3,820,383
6.00%, 3/6/2028	2,678,000	2,760,161
		7,831,291
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,471,000	1,397,038
3.70%, 3/9/2029	14,750,000	14,572,852
Agilent Technologies, Inc. 4.20%, 9/9/2027	3,072,000	3,067,300
Augusta SpinCo Corp.:
4.32%, 9/23/2027	4,000,000	3,997,640
4.40%, 3/23/2029	2,690,000	2,682,360
Baxter International, Inc.:
2.27%, 12/1/2028	27,250,000	25,382,285
4.45%, 2/15/2029	1,800,000	1,775,574
Boston Scientific Corp. 4.00%, 3/1/2028	3,867,000	3,854,162
Edwards Lifesciences Corp. 4.30%, 6/15/2028	2,965,000	2,961,116
Security Description	Principal Amount	Value
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	$3,320,000	$3,297,789
5.65%, 11/15/2027	6,933,000	7,071,244
Medtronic Global Holdings SCA 4.25%, 3/30/2028	8,500,000	8,518,360
Revvity, Inc. 1.90%, 9/15/2028	750,000	704,175
Solventum Corp. 5.40%, 3/1/2029	5,150,000	5,272,261
Stryker Corp.:
3.65%, 3/7/2028	3,698,000	3,657,322
4.70%, 2/10/2028	3,001,000	3,024,618
4.85%, 12/8/2028	4,000,000	4,058,200
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	6,882,000	6,478,715
4.80%, 11/21/2027 (a)	3,843,000	3,885,158
5.00%, 1/31/2029 (a)	3,000,000	3,059,130
Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028	3,500,000	3,579,800
		112,297,099
HEALTH CARE SERVICES — 2.4%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	2,683,000	2,661,214
Ascension Health Series 2025, 4.08%, 11/15/2028	10,071,000	10,034,946
Bon Secours Mercy Health, Inc. Series 2018, 4.30%, 7/1/2028 (a)	1,820,000	1,817,379
Centene Corp.:
2.45%, 7/15/2028	17,336,000	16,142,763
4.25%, 12/15/2027	3,750,000	3,690,525
CHRISTUS Health Series C, 4.34%, 7/1/2028 (a)	1,567,000	1,561,766
Cigna Group:
3.05%, 10/15/2027	4,277,000	4,198,645
4.38%, 10/15/2028	22,364,000	22,352,594
CommonSpirit Health 6.07%, 11/1/2027	3,862,000	3,954,340
Elevance Health, Inc.:
3.65%, 12/1/2027	5,788,000	5,722,654
4.00%, 9/15/2028	7,640,000	7,572,386
4.10%, 3/1/2028 (a)	5,029,000	4,997,066
HCA, Inc.:
3.38%, 3/15/2029	4,500,000	4,358,340
5.00%, 3/1/2028	3,567,000	3,604,632
5.20%, 6/1/2028 (a)	7,235,000	7,343,814
5.63%, 9/1/2028	12,086,000	12,330,862
5.88%, 2/1/2029	6,318,000	6,499,137
Humana, Inc.:
3.70%, 3/23/2029	3,850,000	3,743,471
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 3/1/2028	$3,480,000	$3,548,765
5.75%, 12/1/2028	7,236,000	7,419,216
Icon Investments Six DAC 5.81%, 5/8/2027	4,739,000	4,761,795
IQVIA, Inc.:
5.70%, 5/15/2028	10,226,000	10,421,214
6.25%, 2/1/2029 (a)	11,500,000	11,957,125
Kaiser Foundation Hospitals 3.15%, 5/1/2027	3,762,000	3,722,762
Laboratory Corp. of America Holdings 3.60%, 9/1/2027	2,334,000	2,309,936
PeaceHealth Obligated Group 4.34%, 11/15/2028	2,006,000	1,997,113
Quest Diagnostics, Inc. 4.60%, 12/15/2027	4,134,000	4,151,859
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	3,140,000	3,121,286
4.89%, 6/1/2028	1,073,000	1,081,369
Sutter Health Series 2018, 3.70%, 8/15/2028	3,907,000	3,858,436
Toledo Hospital Series B, 5.33%, 11/15/2028 (a)	10,250,000	10,335,588
UnitedHealth Group, Inc.:
2.95%, 10/15/2027 (a)	3,956,000	3,884,871
3.38%, 4/15/2027	1,598,000	1,583,314
3.70%, 5/15/2027	3,788,000	3,765,386
3.85%, 6/15/2028 (a)	8,288,000	8,227,912
3.88%, 12/15/2028	6,655,000	6,589,049
4.25%, 1/15/2029	2,750,000	2,746,563
4.40%, 6/15/2028 (a)	3,935,000	3,945,743
4.60%, 4/15/2027	4,074,000	4,085,489
5.25%, 2/15/2028	9,054,000	9,211,811
		235,313,136
HOME BUILDERS — 0.2%
DR Horton, Inc. 1.40%, 10/15/2027	7,063,000	6,765,930
Lennar Corp.:
4.75%, 11/29/2027	2,874,000	2,879,489
5.00%, 6/15/2027	4,593,000	4,603,243
Meritage Homes Corp. 5.13%, 6/6/2027	3,228,000	3,237,264
Toll Brothers Finance Corp. 4.35%, 2/15/2028	4,137,000	4,121,569
		21,607,495
HOME FURNISHINGS — 0.2%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	10,977,000	10,740,775
4.40%, 3/15/2029	3,900,000	3,810,924
		14,551,699
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.10%, 8/15/2027 (a)	$1,663,000	$1,644,857
4.60%, 3/1/2028	561,000	568,495
Estee Lauder Cos., Inc. 4.38%, 5/15/2028 (a)	11,671,000	11,683,371
Haleon U.S. Capital LLC 3.38%, 3/24/2029	2,800,000	2,723,028
Procter & Gamble Co.:
2.85%, 8/11/2027	7,770,000	7,663,940
3.95%, 1/26/2028	2,862,000	2,865,806
4.35%, 1/29/2029	4,000,000	4,042,680
Unilever Capital Corp.:
2.90%, 5/5/2027	2,930,000	2,896,334
3.50%, 3/22/2028	9,219,000	9,122,293
4.25%, 8/12/2027	3,845,000	3,856,035
		47,066,839
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	3,650,000	3,686,208
Church & Dwight Co., Inc. 3.15%, 8/1/2027	3,721,000	3,669,799
Clorox Co.:
3.10%, 10/1/2027	1,407,000	1,380,900
3.90%, 5/15/2028	1,858,000	1,846,146
Kimberly-Clark Corp.:
1.05%, 9/15/2027	2,250,000	2,157,030
3.95%, 11/1/2028	1,863,000	1,852,530
		14,592,613
INSURANCE — 1.1%
American International Group, Inc. Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (c)	381,000	379,217
American National Group, Inc. 5.00%, 6/15/2027	3,961,000	3,942,304
Aon Corp. 4.50%, 12/15/2028 (a)	2,000,000	2,007,040
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/2027	3,028,000	2,976,100
Aon North America, Inc. 5.15%, 3/1/2029	2,750,000	2,808,658
Arthur J Gallagher & Co. 4.60%, 12/15/2027	1,457,000	1,461,371
Assurant, Inc. 4.90%, 3/27/2028 (a)	1,301,000	1,306,529
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/2028	2,501,000	2,588,860
Athene Holding Ltd. 4.13%, 1/12/2028 (a)	3,062,000	3,024,674
AXIS Specialty Finance PLC 4.00%, 12/6/2027	2,159,000	2,144,470
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	$4,995,000	$4,894,900
Brown & Brown, Inc. 4.70%, 6/23/2028	3,793,000	3,804,531
Cincinnati Financial Corp. 6.92%, 5/15/2028	1,556,000	1,635,605
CNA Financial Corp. 3.45%, 8/15/2027	2,142,000	2,111,948
Corebridge Financial, Inc.:
3.65%, 4/5/2027	3,638,000	3,605,549
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	5,904,000	5,969,653
Equitable Holdings, Inc. 4.35%, 4/20/2028	3,929,000	3,918,313
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	7,896,000	8,041,681
Fairfax Financial Holdings Ltd. 4.85%, 4/17/2028	2,733,000	2,747,622
Fidelity National Financial, Inc. 4.50%, 8/15/2028	1,906,000	1,899,367
Globe Life, Inc. 4.55%, 9/15/2028	1,163,000	1,161,104
Horace Mann Educators Corp. 7.25%, 9/15/2028	78,000	82,313
Jackson Financial, Inc. 5.17%, 6/8/2027	2,443,000	2,457,902
Lincoln National Corp. 3.80%, 3/1/2028 (a)	3,995,000	3,944,024
Manulife Financial Corp. 2.48%, 5/19/2027	3,853,000	3,772,973
Markel Group, Inc. 3.50%, 11/1/2027	1,655,000	1,629,248
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	8,250,000	8,264,603
4.55%, 11/8/2027	3,905,000	3,923,275
Progressive Corp. 4.00%, 3/1/2029	5,000,000	4,976,700
Prudential Financial, Inc.:
Series MTN, 3.88%, 3/27/2028	1,823,000	1,811,697
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	4,165,000	4,060,209
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	1,869,000	1,848,310
Willis North America, Inc.:
4.50%, 9/15/2028	1,816,000	1,814,275
4.65%, 6/15/2027	4,458,000	4,465,846
		105,480,871
INTERNET — 2.3%
Airbnb, Inc. 4.40%, 3/16/2029	2,220,000	2,216,914
Alibaba Group Holding Ltd. 3.40%, 12/6/2027 (a)	7,330,000	7,239,988
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	5,985,000	5,743,924
Security Description	Principal Amount	Value
3.70%, 2/15/2029	$15,560,000	$15,426,651
3.88%, 11/15/2028	6,044,000	6,025,022
Amazon.com, Inc.:
1.20%, 6/3/2027 (a)	3,668,000	3,551,321
1.65%, 5/12/2028	20,752,000	19,748,018
3.15%, 8/22/2027	22,747,000	22,472,671
3.30%, 4/13/2027	9,910,000	9,839,738
3.85%, 3/13/2028	7,890,000	7,857,888
3.90%, 11/20/2028	22,566,000	22,461,294
4.00%, 3/13/2029	16,565,000	16,478,034
4.55%, 12/1/2027	10,802,000	10,896,518
Baidu, Inc.:
3.63%, 7/6/2027 (a)	3,651,000	3,621,792
4.38%, 3/29/2028 (a)	906,000	907,567
4.88%, 11/14/2028	1,121,000	1,135,965
Booking Holdings, Inc. 3.55%, 3/15/2028 (a)	5,547,000	5,478,938
eBay, Inc.:
3.60%, 6/5/2027	4,867,000	4,823,830
4.25%, 3/6/2029	3,352,000	3,335,810
5.95%, 11/22/2027	1,551,000	1,586,626
Expedia Group, Inc.:
3.80%, 2/15/2028	4,709,000	4,646,606
4.63%, 8/1/2027	4,132,000	4,135,595
Meta Platforms, Inc.:
3.50%, 8/15/2027	13,779,000	13,688,196
4.60%, 5/15/2028 (a)	8,626,000	8,720,368
Netflix, Inc.:
4.88%, 4/15/2028 (a)	9,009,000	9,125,667
5.88%, 11/15/2028	10,835,000	11,275,009
VeriSign, Inc. 4.75%, 7/15/2027	1,677,000	1,676,514
		224,116,464
INVESTMENT COMPANY SECURITIES — 2.3%
Apollo Debt Solutions BDC 5.20%, 12/8/2028 (b)	3,799,000	3,753,108
ARES Capital Corp.:
2.88%, 6/15/2027	4,129,000	4,022,761
2.88%, 6/15/2028	11,046,000	10,449,295
5.88%, 3/1/2029	11,800,000	11,886,140
ARES Strategic Income Fund:
4.85%, 1/15/2029 (b)	1,000,000	969,520
5.45%, 9/9/2028 (b)	6,484,000	6,415,724
5.70%, 3/15/2028	15,132,000	15,119,138
Barings BDC, Inc.:
5.20%, 9/15/2028 (a)	6,107,000	5,968,066
7.00%, 2/15/2029 (a)	1,384,000	1,393,134
Barings Private Credit Corp. 5.75%, 2/6/2029 (a) (b)	1,625,000	1,589,136
Blackstone Private Credit Fund:
4.00%, 1/15/2029 (a)	8,750,000	8,230,600
4.95%, 9/26/2027 (a)	5,778,000	5,709,357
7.30%, 11/27/2028	4,628,000	4,732,500
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	$7,954,000	$7,399,288
5.35%, 4/13/2028	4,121,000	4,094,873
5.88%, 11/15/2027	6,192,000	6,215,344
Blue Owl Capital Corp.:
2.88%, 6/11/2028	8,995,000	8,362,832
3.13%, 4/13/2027	6,855,000	6,654,628
5.95%, 3/15/2029	3,150,000	3,113,744
Blue Owl Credit Income Corp.:
7.75%, 9/16/2027	4,636,000	4,703,964
7.75%, 1/15/2029 (a)	2,500,000	2,554,975
7.95%, 6/13/2028	6,526,000	6,691,238
Blue Owl Technology Finance Corp. 6.10%, 3/15/2028 (a)	6,141,000	6,073,633
Goldman Sachs BDC, Inc. 5.10%, 1/28/2029 (a)	3,900,000	3,790,527
Goldman Sachs Private Credit Corp.:
5.05%, 2/23/2028 (b)	2,430,000	2,396,685
5.38%, 1/31/2029 (b)	5,500,000	5,406,555
5.88%, 5/6/2028 (a) (b)	6,428,000	6,415,144
Golub Capital BDC, Inc. 7.05%, 12/5/2028	505,000	517,443
Golub Capital Private Credit Fund 5.45%, 8/15/2028 (b)	4,110,000	4,055,501
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (b)	6,910,000	6,730,893
5.30%, 6/5/2027 (b)	4,112,000	4,092,920
5.45%, 1/14/2028	12,764,000	12,667,504
6.75%, 1/30/2029	4,250,000	4,307,885
Main Street Capital Corp.:
5.40%, 8/15/2028 (a)	2,925,000	2,906,543
6.50%, 6/4/2027 (a)	7,512,000	7,582,688
6.95%, 3/1/2029	1,000,000	1,028,950
New Mountain Finance Corp.:
6.20%, 10/15/2027 (a)	4,040,000	4,025,739
6.88%, 2/1/2029 (a)	5,000,000	4,982,300
North Haven Private Income Fund LLC 5.13%, 9/25/2028 (a) (b)	3,692,000	3,596,636
Oaktree Specialty Lending Corp. 7.10%, 2/15/2029	3,000,000	3,016,890
Oaktree Strategic Credit Fund 8.40%, 11/14/2028	3,057,000	3,208,474
Sixth Street Lending Partners 6.50%, 3/11/2029	6,050,000	6,132,401
Sixth Street Specialty Lending, Inc.:
6.13%, 3/1/2029	3,000,000	3,025,890
6.95%, 8/14/2028	1,375,000	1,406,295
		227,396,861
Security Description	Principal Amount	Value
IRON/STEEL — 0.3%
ArcelorMittal SA 6.55%, 11/29/2027	$8,895,000	$9,167,543
Nucor Corp.:
3.95%, 5/1/2028	3,361,000	3,338,347
4.30%, 5/23/2027	3,728,000	3,733,778
Steel Dynamics, Inc.:
1.65%, 10/15/2027	5,252,000	5,041,657
4.00%, 12/15/2028	3,076,000	3,045,517
		24,326,842
IT SERVICES — 0.9%
Accenture Capital, Inc. 3.90%, 10/4/2027	4,751,000	4,743,351
Apple, Inc.:
4.00%, 5/10/2028	11,378,000	11,392,905
4.00%, 5/12/2028 (a)	12,650,000	12,659,614
Dell International LLC/EMC Corp. 4.15%, 2/15/2029	14,969,000	14,834,279
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	2,255,000	2,242,214
4.15%, 9/15/2028	7,601,000	7,539,736
4.40%, 9/25/2027	6,806,000	6,796,335
4.50%, 3/23/2028 (a)	5,125,000	5,125,513
4.60%, 3/23/2029	2,745,000	2,741,047
5.25%, 7/1/2028	3,656,000	3,712,412
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	4,000,000	4,024,240
International Business Machines Corp.:
4.00%, 2/3/2029	3,425,000	3,389,688
4.65%, 2/10/2028	4,000,000	4,025,040
Leidos, Inc. 4.10%, 3/15/2029	8,510,000	8,419,624
		91,645,998
LEISURE TIME — 0.1%
Brunswick Corp. 5.85%, 3/18/2029 (a)	1,173,000	1,199,557
Polaris, Inc. 6.95%, 3/15/2029 (a)	1,043,000	1,093,116
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028 (a)	7,359,600	7,243,465
7.50%, 10/15/2027	1,393,000	1,452,328
		10,988,466
LODGING — 0.5%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	1,950,000	1,935,668
5.05%, 3/30/2028	3,729,000	3,767,446
Las Vegas Sands Corp.:
5.63%, 6/15/2028	11,366,000	11,512,053
5.90%, 6/1/2027	3,956,000	4,008,219
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Marriott International, Inc.:
Series X, 4.00%, 4/15/2028	$3,557,000	$3,529,789
4.20%, 7/15/2027	2,000	1,997
5.00%, 10/15/2027	3,491,000	3,522,873
5.55%, 10/15/2028	6,909,000	7,089,670
Sands China Ltd.:
2.85%, 3/8/2029	650,000	611,884
5.40%, 8/8/2028	11,190,000	11,252,776
		47,232,375
MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	3,790,000	3,635,633
Series MTN, 3.60%, 8/12/2027	3,291,000	3,274,216
3.70%, 1/10/2028	2,800,000	2,784,992
3.75%, 2/23/2029	7,100,000	7,010,753
3.95%, 11/14/2028	2,890,000	2,875,117
Series K, 4.10%, 8/15/2028 (a)	15,847,000	15,831,153
4.40%, 10/15/2027	4,648,000	4,669,753
4.40%, 3/3/2028	5,207,000	5,233,295
4.60%, 11/15/2027	3,930,000	3,964,545
4.85%, 2/27/2029	9,607,000	9,779,638
5.00%, 5/14/2027	4,550,000	4,594,999
Oshkosh Corp. 4.60%, 5/15/2028	944,000	944,000
		64,598,094
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial Capital LLC:
4.55%, 4/10/2028	14,489,000	14,493,347
4.75%, 3/21/2028 (a)	2,822,000	2,837,267
5.50%, 1/12/2029	3,115,000	3,192,626
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	3,267,000	3,236,846
Ingersoll Rand, Inc.:
5.20%, 6/15/2027	6,367,000	6,423,539
5.40%, 8/14/2028	1,506,000	1,540,231
John Deere Capital Corp.:
Series MTN, 1.50%, 3/6/2028	2,877,000	2,742,817
Series MTN, 2.80%, 9/8/2027	3,023,000	2,968,707
Series MTN, 3.05%, 1/6/2028	3,632,000	3,570,728
Series MTN, 3.35%, 4/18/2029	2,215,000	2,158,407
Series MTN, 3.45%, 3/7/2029	4,300,000	4,218,429
Series I, 3.90%, 3/9/2029	7,200,000	7,146,792
Series MTN, 4.15%, 9/15/2027	3,964,000	3,971,095
4.20%, 7/15/2027 (a)	3,674,000	3,685,353
Security Description	Principal Amount	Value
Series I, 4.25%, 6/5/2028	$8,572,000	$8,604,231
4.50%, 1/16/2029 (a)	7,138,000	7,204,740
4.65%, 1/7/2028	3,716,000	3,749,964
Series MTN, 4.75%, 1/20/2028 (a)	4,847,000	4,912,483
Series MTN, 4.90%, 6/11/2027	3,767,000	3,803,502
Series MTN, 4.95%, 7/14/2028	8,769,000	8,939,206
Nordson Corp. 5.60%, 9/15/2028	4,234,000	4,329,350
nVent Finance SARL 4.55%, 4/15/2028	238,000	237,450
Otis Worldwide Corp.:
2.29%, 4/5/2027 (a)	3,513,000	3,443,829
5.25%, 8/16/2028 (a)	3,913,000	3,993,451
Regal Rexnord Corp. 6.05%, 4/15/2028	7,247,000	7,433,103
Rockwell Automation, Inc. 3.50%, 3/1/2029	2,000,000	1,961,680
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	7,435,000	7,455,595
Xylem, Inc. 1.95%, 1/30/2028	3,149,000	3,021,277
		131,276,045
MEDIA — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	15,000,000	14,015,700
3.75%, 2/15/2028	3,457,000	3,396,260
4.20%, 3/15/2028	16,428,000	16,273,577
Comcast Corp.:
3.15%, 2/15/2028 (a)	12,388,000	12,153,743
3.30%, 4/1/2027	3,199,000	3,166,658
3.55%, 5/1/2028	4,624,000	4,557,322
4.15%, 10/15/2028	9,500,000	9,462,665
4.55%, 1/15/2029	4,000,000	4,030,560
Fox Corp. 4.71%, 1/25/2029	6,252,000	6,271,319
TCI Communications, Inc. 7.13%, 2/15/2028	8,621,000	9,051,533
TWDC Enterprises 18 Corp. Series MTN, 2.95%, 6/15/2027 (a)	3,013,000	2,975,187
Walt Disney Co.:
2.20%, 1/13/2028 (a)	6,429,000	6,229,958
3.75%, 3/14/2029	7,410,000	7,323,673
		98,908,155
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co. 4.50%, 12/15/2028	1,323,000	1,320,235
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MINING — 0.4%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$250,000	$241,865
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028 (a)	8,117,000	8,192,732
5.10%, 9/8/2028	2,961,000	3,015,275
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	3,638,000	3,611,006
4.38%, 8/1/2028	3,778,000	3,755,445
5.00%, 9/1/2027	242,000	242,022
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	10,537,000	11,182,391
Rio Tinto Finance USA PLC 4.50%, 3/14/2028 (a)	4,479,000	4,501,619
		34,742,355
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.88%, 10/15/2027	3,661,000	3,589,171
Series MTN, 3.38%, 3/1/2029	9,950,000	9,672,594
Series MTN, 3.63%, 9/14/2028	5,340,000	5,264,493
Eaton Corp.:
3.10%, 9/15/2027 (a)	3,498,000	3,448,573
3.85%, 3/6/2028	9,100,000	9,037,028
3.95%, 3/6/2029	4,780,000	4,732,104
4.35%, 5/18/2028	8,001,000	8,017,162
Parker-Hannifin Corp. 4.25%, 9/15/2027	13,932,000	13,929,632
Teledyne Technologies, Inc. 2.25%, 4/1/2028	2,490,000	2,389,379
Textron, Inc. 3.38%, 3/1/2028	514,000	504,702
		60,584,838
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	8,225,000	7,831,351
3.28%, 12/1/2028	1,500,000	1,440,270
4.25%, 4/1/2028	3,171,000	3,131,902
		12,403,523
OIL & GAS — 2.0%
BP Capital Markets America, Inc.:
3.59%, 4/14/2027 (a)	3,838,000	3,814,627
3.94%, 9/21/2028	9,060,000	8,998,936
4.23%, 11/6/2028	10,173,000	10,176,459
5.02%, 11/17/2027	5,416,000	5,490,037
BP Capital Markets PLC:
3.28%, 9/19/2027	8,813,000	8,703,543
3.72%, 11/28/2028	7,762,000	7,643,397
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	5,391,000	5,359,840
Security Description	Principal Amount	Value
Chevron Corp. 2.00%, 5/11/2027	$5,218,000	$5,106,752
Chevron USA, Inc.:
1.02%, 8/12/2027	3,894,000	3,737,228
3.85%, 1/15/2028	3,707,000	3,694,396
3.95%, 8/13/2027	3,962,000	3,962,475
4.05%, 8/13/2028	5,553,000	5,556,054
4.48%, 2/26/2028 (a)	6,761,000	6,815,426
Continental Resources, Inc. 4.38%, 1/15/2028	13,846,000	13,741,047
Coterra Energy, Inc.:
3.90%, 5/15/2027	4,097,000	4,069,099
4.38%, 3/15/2029	1,300,000	1,296,152
Devon Energy Corp.:
5.25%, 10/15/2027 (a)	66,000	65,991
5.88%, 6/15/2028 (a)	1,001,000	1,001,190
Diamondback Energy, Inc. 5.20%, 4/18/2027	3,819,000	3,850,965
Eni USA, Inc. 7.30%, 11/15/2027	4,298,000	4,490,035
EOG Resources, Inc. 4.40%, 7/15/2028	3,703,000	3,714,257
EQT Corp.:
3.90%, 10/1/2027	3,914,000	3,877,287
5.00%, 1/15/2029	1,015,000	1,022,958
5.70%, 4/1/2028	2,929,000	2,992,940
Expand Energy Corp. 5.38%, 2/1/2029	2,873,000	2,872,971
Helmerich & Payne, Inc. 4.65%, 12/1/2027 (a)	3,394,000	3,396,104
Hess Corp. 4.30%, 4/1/2027	18,969,500	18,975,570
Marathon Petroleum Corp. 3.80%, 4/1/2028	2,242,000	2,214,311
Ovintiv, Inc. 5.65%, 5/15/2028	1,073,000	1,101,553
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	6,015,000	5,894,038
Phillips 66 Co.:
3.75%, 3/1/2028	3,015,000	2,983,131
3.90%, 3/15/2028	2,981,000	2,956,496
4.95%, 12/1/2027 (a)	5,455,000	5,506,113
Shell Finance U.S., Inc. 3.88%, 11/13/2028 (b)	4,760,000	4,723,300
Shell International Finance BV 3.88%, 11/13/2028 (a)	1,050,000	1,043,543
TotalEnergies Capital International SA 3.46%, 2/19/2029	11,189,000	10,993,193
TotalEnergies Capital SA 3.88%, 10/11/2028	8,503,000	8,482,508
Valero Energy Corp.:
2.15%, 9/15/2027	3,714,000	3,601,243
4.35%, 6/1/2028	3,946,000	3,948,407
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Woodside Finance Ltd. 4.90%, 5/19/2028	$3,302,000	$3,329,010
		201,202,582
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	8,123,000	8,009,684
4.05%, 3/11/2029 (a)	9,263,000	9,208,812
		17,218,496
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	2,025,000	2,026,033
Amcor Flexibles North America, Inc.:
4.25%, 3/8/2029	3,565,000	3,532,238
4.80%, 3/17/2028	6,000	6,037
Berry Global, Inc. 5.50%, 4/15/2028	3,009,000	3,066,592
Packaging Corp. of America 3.40%, 12/15/2027	3,108,000	3,056,314
WRKCo, Inc.:
3.90%, 6/1/2028	2,636,000	2,603,762
4.00%, 3/15/2028	3,786,000	3,765,442
4.90%, 3/15/2029 (a)	9,300,000	9,385,932
		27,442,350
PHARMACEUTICALS — 4.8%
AbbVie, Inc.:
3.78%, 3/3/2028	10,000,000	9,930,900
4.25%, 11/14/2028	10,863,000	10,891,678
4.65%, 3/15/2028	3,692,000	3,725,708
4.80%, 3/15/2029	15,081,000	15,324,106
Astrazeneca Finance LLC:
1.75%, 5/28/2028	16,207,000	15,421,285
4.85%, 2/26/2029	9,930,000	10,093,249
4.88%, 3/3/2028	6,150,000	6,249,384
AstraZeneca PLC:
3.13%, 6/12/2027 (a)	4,224,000	4,183,112
4.00%, 1/17/2029 (a)	6,771,000	6,748,182
Becton Dickinson & Co.:
3.70%, 6/6/2027	6,621,000	6,566,311
4.69%, 2/13/2028	4,449,000	4,470,177
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	3,900,000	3,723,954
3.45%, 11/15/2027 (a)	3,346,000	3,316,488
3.90%, 2/20/2028	571,000	569,864
4.90%, 2/22/2029	2,700,000	2,757,321
Cardinal Health, Inc.:
3.41%, 6/15/2027	4,878,000	4,821,171
5.13%, 2/15/2029	4,055,000	4,124,746
Cencora, Inc.:
3.45%, 12/15/2027	5,339,000	5,259,449
3.95%, 2/13/2029	10,145,000	10,003,680
4.63%, 12/15/2027	3,078,000	3,089,850
Security Description	Principal Amount	Value
CVS Health Corp.:
1.30%, 8/21/2027	$26,464,000	$25,350,924
3.63%, 4/1/2027	3,900,000	3,867,006
4.30%, 3/25/2028	29,416,000	29,317,162
5.00%, 1/30/2029	1,630,000	1,650,179
6.25%, 6/1/2027	4,268,000	4,349,946
Eli Lilly & Co.:
3.10%, 5/15/2027	3,519,000	3,485,675
3.38%, 3/15/2029	10,000,000	9,802,400
4.00%, 10/15/2028	26,181,000	26,132,565
4.15%, 8/14/2027	3,117,000	3,121,457
4.50%, 2/9/2029 (a)	4,075,000	4,115,220
4.55%, 2/12/2028 (a)	3,811,000	3,842,288
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/2028 (a)	16,410,000	16,322,535
Johnson & Johnson:
0.95%, 9/1/2027	9,030,000	8,681,984
2.90%, 1/15/2028	7,008,000	6,892,789
4.55%, 3/1/2028	3,575,000	3,615,862
McKesson Corp.:
3.95%, 2/16/2028	3,848,000	3,825,836
4.90%, 7/15/2028 (a)	1,513,000	1,534,681
Merck & Co., Inc.:
1.70%, 6/10/2027 (a)	5,841,000	5,690,594
1.90%, 12/10/2028 (a)	6,493,000	6,144,975
3.40%, 3/7/2029	21,060,000	20,628,481
3.85%, 9/15/2027	8,030,000	8,018,517
3.85%, 3/15/2029	4,453,000	4,420,181
4.05%, 5/17/2028 (a)	3,870,000	3,871,587
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028 (a)	3,300,000	3,458,103
Mylan, Inc. 4.55%, 4/15/2028	5,084,000	5,055,835
Novartis Capital Corp.:
3.10%, 5/17/2027 (a)	5,020,000	4,971,908
3.90%, 11/5/2028	4,250,000	4,228,070
4.10%, 3/16/2029 (a)	5,125,000	5,119,875
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	39,610,000	39,834,589
Pfizer, Inc.:
3.45%, 3/15/2029 (a)	6,841,000	6,722,035
3.60%, 9/15/2028	1,000,000	990,410
3.88%, 11/15/2027 (a)	4,395,000	4,386,737
Pharmacia LLC 6.60%, 12/1/2028	4,550,000	4,816,175
Sanofi SA:
3.63%, 6/19/2028 (a)	6,484,000	6,414,038
3.75%, 11/3/2027	1,440,000	1,434,614
3.80%, 11/3/2028	20,140,000	19,978,880
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028 (a)	5,811,000	5,886,485
Viatris, Inc. 2.30%, 6/22/2027	10,068,000	9,766,464
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Zoetis, Inc.:
3.00%, 9/12/2027	$3,283,000	$3,226,828
3.90%, 8/20/2028	3,207,000	3,177,271
4.15%, 8/17/2028	4,913,000	4,897,180
		470,318,956
PIPELINES — 2.4%
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,121,000	3,118,253
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	6,242,000	6,276,269
Cheniere Energy, Inc. 4.63%, 10/15/2028	13,845,000	13,799,311
DCP Midstream Operating LP 5.63%, 7/15/2027	2,843,000	2,879,959
Enbridge, Inc.:
3.70%, 7/15/2027	4,652,000	4,611,341
4.20%, 11/20/2028 (a)	6,029,000	5,985,772
4.60%, 6/20/2028	3,914,000	3,925,194
6.00%, 11/15/2028 (a)	1,250,000	1,297,675
Energy Transfer LP:
4.00%, 10/1/2027	3,512,000	3,488,786
4.20%, 4/15/2027	3,713,000	3,705,500
4.95%, 5/15/2028 (a)	3,793,000	3,826,227
4.95%, 6/15/2028	5,375,000	5,431,652
5.50%, 6/1/2027	5,025,000	5,072,486
5.55%, 2/15/2028	10,340,000	10,535,426
6.10%, 12/1/2028	2,000,000	2,079,040
Enterprise Products Operating LLC:
4.15%, 10/16/2028	7,612,000	7,595,710
4.30%, 6/20/2028	7,200,000	7,208,640
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (a) (c)	3,427,000	3,396,500
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (c)	2,811,000	2,777,802
Kinder Morgan, Inc.:
4.30%, 3/1/2028	5,052,000	5,047,554
5.00%, 2/1/2029	10,227,000	10,385,825
MPLX LP:
4.00%, 3/15/2028	8,622,000	8,554,145
4.25%, 12/1/2027	4,212,000	4,201,007
Northwest Pipeline LLC 4.00%, 4/1/2027	3,732,000	3,715,616
ONEOK, Inc.:
4.00%, 7/13/2027	2,836,000	2,819,693
4.25%, 9/24/2027	5,102,000	5,089,398
4.35%, 3/15/2029	5,626,000	5,591,119
4.55%, 7/15/2028	7,237,000	7,244,888
5.65%, 11/1/2028	6,390,000	6,560,805
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	8,844,000	8,807,386
Security Description	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027	$5,945,000	$5,972,288
Targa Resources Corp.:
4.35%, 1/15/2029	9,054,000	9,014,434
5.20%, 7/1/2027	4,655,000	4,693,497
6.15%, 3/1/2029	7,073,000	7,373,037
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028	2,400,000	2,396,952
TC PipeLines LP 3.90%, 5/25/2027	1,985,000	1,971,681
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	3,010,000	3,193,249
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	4,996,000	4,973,818
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/2028	3,176,000	3,155,483
Valero Energy Partners LP 4.50%, 3/15/2028	2,526,000	2,528,450
Western Midstream Operating LP:
4.50%, 3/1/2028 (a)	1,528,000	1,529,788
4.75%, 8/15/2028	1,346,000	1,350,832
6.35%, 1/15/2029	5,015,000	5,222,019
Williams Cos., Inc.:
3.75%, 6/15/2027	5,302,000	5,262,076
4.90%, 3/15/2029	11,932,000	12,067,190
5.30%, 8/15/2028 (a)	3,793,000	3,870,794
		239,604,567
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Agree LP 2.00%, 6/15/2028	1,569,000	1,485,294
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	3,048,000	3,017,368
American Homes 4 Rent LP:
4.25%, 2/15/2028	1,300,000	1,293,344
4.90%, 2/15/2029	3,212,000	3,230,758
American Tower Corp.:
1.50%, 1/31/2028	5,270,000	4,994,906
3.55%, 7/15/2027	3,431,000	3,393,671
3.60%, 1/15/2028	5,435,000	5,352,605
3.95%, 3/15/2029 (a)	13,656,000	13,434,090
5.20%, 2/15/2029	1,550,000	1,575,994
5.25%, 7/15/2028	1,656,000	1,684,649
5.80%, 11/15/2028	5,713,000	5,888,789
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,650,000	1,550,357
Series MTN, 3.20%, 1/15/2028	4,449,000	4,366,293
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.35%, 5/15/2027	$2,388,000	$2,366,412
Boston Properties LP:
4.50%, 12/1/2028 (a)	1,500,000	1,492,335
6.75%, 12/1/2027	4,613,000	4,769,242
Brixmor Operating Partnership LP 2.25%, 4/1/2028	1,313,000	1,260,047
Camden Property Trust 4.10%, 10/15/2028	2,249,000	2,237,508
COPT Defense Properties LP 2.00%, 1/15/2029 (a)	1,000,000	933,560
Crown Castle, Inc.:
3.65%, 9/1/2027	3,952,000	3,904,932
3.80%, 2/15/2028	9,223,000	9,095,538
4.30%, 2/15/2029	3,120,000	3,083,590
4.80%, 9/1/2028	1,480,000	1,487,918
5.00%, 1/11/2028 (a)	8,947,000	9,014,102
CubeSmart LP:
2.25%, 12/15/2028	3,240,000	3,057,458
4.38%, 2/15/2029	1,800,000	1,788,462
Digital Realty Trust LP:
3.70%, 8/15/2027	3,881,000	3,840,444
4.45%, 7/15/2028	4,006,000	3,996,706
5.55%, 1/15/2028	4,477,000	4,557,183
DOC Dr. LLC 3.95%, 1/15/2028	3,966,000	3,924,873
EPR Properties:
4.50%, 6/1/2027	3,445,000	3,431,633
4.95%, 4/15/2028	1,834,000	1,832,514
Equinix, Inc.:
1.55%, 3/15/2028	3,511,000	3,325,970
1.80%, 7/15/2027	3,181,000	3,075,645
2.00%, 5/15/2028	3,432,000	3,267,401
ERP Operating LP:
3.25%, 8/1/2027	3,577,000	3,527,709
3.50%, 3/1/2028 (a)	4,499,000	4,432,460
4.15%, 12/1/2028	1,000,000	995,640
Essex Portfolio LP:
1.70%, 3/1/2028	3,965,000	3,762,309
3.63%, 5/1/2027	2,215,000	2,195,707
4.00%, 3/1/2029	4,700,000	4,625,693
Extra Space Storage LP:
3.88%, 12/15/2027	3,944,000	3,907,676
5.70%, 4/1/2028	1,318,000	1,345,902
Federal Realty OP LP:
3.25%, 7/15/2027	2,778,000	2,736,969
5.38%, 5/1/2028	1,959,000	1,991,088
GLP Capital LP/GLP Financing II, Inc.:
5.30%, 1/15/2029	5,459,000	5,509,823
5.75%, 6/1/2028	1,694,000	1,719,969
Healthcare Realty Holdings LP 3.75%, 7/1/2027	3,199,000	3,169,217
Healthpeak OP LLC 2.13%, 12/1/2028	3,500,000	3,297,805
Security Description	Principal Amount	Value
Highwoods Realty LP 4.13%, 3/15/2028	$2,815,000	$2,774,464
Host Hotels & Resorts LP 4.25%, 12/15/2028	2,501,000	2,470,938
Invitation Homes Operating Partnership LP 2.30%, 11/15/2028	2,748,000	2,585,731
Kilroy Realty LP 4.75%, 12/15/2028	2,000	1,985
Kimco Realty OP LLC:
1.90%, 3/1/2028	565,000	540,790
3.80%, 4/1/2027	1,511,000	1,504,367
Mid-America Apartments LP:
3.60%, 6/1/2027	3,602,000	3,575,922
3.95%, 3/15/2029	4,300,000	4,251,711
4.20%, 6/15/2028	2,093,000	2,089,463
NNN REIT, Inc.:
3.50%, 10/15/2027	2,054,000	2,030,379
4.30%, 10/15/2028	4,000,000	3,986,640
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027	3,472,000	3,466,098
4.75%, 1/15/2028 (a)	5,243,000	5,245,412
Prologis LP:
2.13%, 4/15/2027	2,519,000	2,467,386
3.38%, 12/15/2027 (a)	3,599,000	3,549,874
3.88%, 9/15/2028	3,503,000	3,468,250
4.00%, 9/15/2028	1,516,000	1,506,661
4.38%, 2/1/2029	3,700,000	3,703,330
4.88%, 6/15/2028	4,743,000	4,799,774
Public Storage Operating Co.:
1.85%, 5/1/2028	2,118,000	2,018,772
1.95%, 11/9/2028	1,500,000	1,416,075
3.09%, 9/15/2027	3,578,000	3,527,443
5.13%, 1/15/2029 (a)	16,000	16,378
Realty Income Corp.:
2.10%, 3/15/2028	3,661,000	3,509,581
2.20%, 6/15/2028	1,034,000	987,108
3.40%, 1/15/2028	3,831,000	3,767,444
3.65%, 1/15/2028	3,463,000	3,423,833
3.95%, 8/15/2027	3,748,000	3,728,510
3.95%, 2/1/2029	5,238,000	5,178,811
4.45%, 9/15/2026	1,728,000	1,727,965
4.70%, 12/15/2028	1,714,000	1,726,152
4.75%, 2/15/2029 (a)	2,700,000	2,724,570
Regency Centers LP 4.13%, 3/15/2028 (a)	3,294,000	3,284,678
Rexford Industrial Realty LP 5.00%, 6/15/2028	3,487,000	3,521,731
Simon Property Group LP:
1.75%, 2/1/2028	7,251,000	6,939,062
3.38%, 6/15/2027	2,171,000	2,149,051
3.38%, 12/1/2027	4,824,000	4,758,490
Store Capital LLC:
4.50%, 3/15/2028	3,829,000	3,808,706
4.63%, 3/15/2029	3,611,000	3,573,590
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sun Communities Operating LP 2.30%, 11/1/2028	$1,111,000	$1,051,450
Tanger Properties LP 3.88%, 7/15/2027	3,800,000	3,768,726
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	3,158,000	3,107,851
Series MTN, 3.50%, 7/1/2027	1,629,000	1,612,172
Series MTN, 4.40%, 1/26/2029	1,000,000	997,600
Ventas Realty LP:
3.85%, 4/1/2027	1,262,000	1,254,226
4.00%, 3/1/2028	3,927,000	3,888,044
4.40%, 1/15/2029	4,674,000	4,650,116
VICI Properties LP:
4.75%, 2/15/2028 (a)	5,094,000	5,100,775
4.75%, 4/1/2028	1,777,000	1,779,221
Welltower OP LLC:
2.05%, 1/15/2029	3,750,000	3,527,850
4.13%, 3/15/2029 (a)	3,227,000	3,209,381
4.25%, 4/15/2028	3,979,000	3,975,618
Weyerhaeuser Co. 6.95%, 10/1/2027	1,996,000	2,060,770
		326,020,483
RETAIL — 2.1%
AutoNation, Inc.:
1.95%, 8/1/2028	3,406,000	3,207,669
3.80%, 11/15/2027	1,515,000	1,494,744
4.45%, 1/15/2029	3,500,000	3,471,370
AutoZone, Inc.:
3.75%, 6/1/2027	2,506,000	2,488,032
4.50%, 2/1/2028	2,885,000	2,892,126
6.25%, 11/1/2028	1,000,000	1,043,900
Best Buy Co., Inc. 4.45%, 10/1/2028	2,283,000	2,284,324
Costco Wholesale Corp.:
1.38%, 6/20/2027	5,000,000	4,849,150
3.00%, 5/18/2027 (a)	4,248,000	4,209,343
Darden Restaurants, Inc.:
3.85%, 5/1/2027	1,179,000	1,170,889
4.35%, 10/15/2027	3,088,000	3,080,774
Dollar General Corp.:
4.13%, 5/1/2028	4,505,000	4,475,898
5.20%, 7/5/2028	2,250,000	2,277,158
Dollar Tree, Inc. 4.20%, 5/15/2028	11,017,000	10,944,398
Genuine Parts Co. 6.50%, 11/1/2028	3,828,000	3,967,913
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	3,193,000	3,008,764
1.50%, 9/15/2028 (a)	6,514,000	6,141,855
2.50%, 4/15/2027	6,044,000	5,948,747
2.80%, 9/14/2027 (a)	6,219,000	6,117,319
Security Description	Principal Amount	Value
2.88%, 4/15/2027	$3,733,000	$3,687,681
3.75%, 9/15/2028 (a)	3,570,000	3,548,187
3.90%, 12/6/2028	4,750,000	4,728,720
4.88%, 6/25/2027	5,165,000	5,213,964
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	5,757,000	5,425,339
1.70%, 9/15/2028 (a)	6,283,000	5,904,763
3.10%, 5/3/2027	7,015,000	6,932,434
3.35%, 4/1/2027	5,636,000	5,582,909
3.95%, 10/15/2027	3,330,000	3,319,677
4.00%, 10/15/2028	4,091,000	4,055,940
6.50%, 3/15/2029	700,000	738,619
McDonald's Corp.:
Series MTN, 3.50%, 7/1/2027	2,880,000	2,854,368
Series MTN, 3.80%, 4/1/2028 (a)	7,064,000	7,012,786
4.80%, 8/14/2028	5,064,000	5,126,237
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	3,490,000	3,454,367
4.35%, 6/1/2028	2,586,000	2,587,267
Starbucks Corp.:
3.50%, 3/1/2028 (a)	6,600,000	6,497,568
4.00%, 11/15/2028 (a)	3,980,000	3,948,160
4.50%, 5/15/2028	8,084,000	8,099,198
Target Corp. 4.35%, 6/15/2028	4,049,000	4,068,516
TJX Cos., Inc. 1.15%, 5/15/2028	3,896,000	3,659,396
Walmart, Inc.:
1.50%, 9/22/2028	9,249,000	8,728,096
3.70%, 6/26/2028 (a)	9,835,000	9,783,956
3.90%, 4/15/2028 (a)	9,516,000	9,511,718
3.95%, 9/9/2027 (a)	6,892,000	6,895,308
4.10%, 4/28/2027	3,756,000	3,764,188
5.88%, 4/5/2027	452,000	461,176
		208,664,911
SEMICONDUCTORS — 1.7%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028 (a)	3,821,000	3,844,728
Analog Devices, Inc.:
1.70%, 10/1/2028	2,550,000	2,398,122
3.45%, 6/15/2027	3,660,000	3,627,280
4.25%, 6/15/2028 (a)	7,051,000	7,060,096
Applied Materials, Inc. 3.30%, 4/1/2027	3,697,000	3,665,612
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028 (a)	4,482,000	4,429,381
Broadcom, Inc.:
1.95%, 2/15/2028 (a)	3,994,000	3,835,039
4.80%, 4/15/2028	6,252,000	6,323,335
5.05%, 7/12/2027	2,216,000	2,239,401
Intel Corp.:
1.60%, 8/12/2028	3,883,000	3,637,556
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 5/11/2027	$11,303,000	$11,142,158
3.75%, 8/5/2027	12,126,000	12,023,657
4.88%, 2/10/2028	13,181,000	13,270,104
KLA Corp. 4.10%, 3/15/2029	10,013,000	9,972,648
Lam Research Corp. 4.00%, 3/15/2029	3,650,000	3,628,720
Marvell Technology, Inc.:
2.45%, 4/15/2028	7,864,000	7,563,517
4.88%, 6/22/2028	2,849,000	2,876,635
5.75%, 2/15/2029	3,500,000	3,609,760
Microchip Technology, Inc.:
4.90%, 3/15/2028	4,737,000	4,765,943
5.05%, 3/15/2029 (a)	11,066,000	11,219,707
NVIDIA Corp. 1.55%, 6/15/2028	4,838,000	4,596,584
NXP BV/NXP Funding LLC 5.55%, 12/1/2028 (a)	650,000	665,359
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	4,719,000	4,654,208
4.30%, 8/19/2028	3,619,000	3,603,185
4.40%, 6/1/2027	1,626,000	1,625,707
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	12,443,000	11,743,828
3.25%, 5/20/2027	1,000,000	990,670
Texas Instruments, Inc.:
2.90%, 11/3/2027	3,555,000	3,498,511
4.60%, 2/15/2028 (a)	2,960,000	2,984,775
4.60%, 2/8/2029 (a)	3,817,000	3,866,392
TSMC Arizona Corp. 3.88%, 4/22/2027	4,677,000	4,657,871
		164,020,489
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	2,696,000	2,554,945
3.48%, 12/1/2027	4,982,000	4,903,833
		7,458,778
SOFTWARE — 2.8%
Adobe, Inc.:
4.75%, 1/17/2028 (a)	3,893,000	3,939,405
4.85%, 4/4/2027 (a)	2,528,000	2,544,735
Autodesk, Inc. 3.50%, 6/15/2027	196,000	193,811
Cadence Design Systems, Inc. 4.20%, 9/10/2027 (a)	7,519,000	7,509,977
Concentrix Corp.:
6.50%, 3/1/2029 (a)	5,200,000	5,056,792
6.60%, 8/2/2028 (a)	5,879,000	5,857,248
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	3,768,000	3,567,166
4.45%, 3/10/2028	5,165,000	5,149,918
4.55%, 3/10/2029	18,880,000	18,787,488
Security Description	Principal Amount	Value
Fiserv, Inc.:
4.20%, 10/1/2028 (a)	$5,704,000	$5,640,286
5.38%, 8/21/2028	6,236,000	6,327,607
5.45%, 3/2/2028	14,014,000	14,216,082
Intuit, Inc.:
1.35%, 7/15/2027	3,785,000	3,651,087
5.13%, 9/15/2028	4,584,000	4,671,508
Microsoft Corp. 3.40%, 6/15/2027	4,217,000	4,194,903
Oracle Corp.:
2.30%, 3/25/2028 (a)	18,775,000	17,892,575
2.80%, 4/1/2027	10,339,000	10,162,410
3.25%, 11/15/2027 (a)	16,476,500	16,078,757
4.50%, 5/6/2028	5,908,000	5,886,672
4.55%, 2/4/2029	26,212,000	25,875,176
4.80%, 8/3/2028 (a)	13,357,000	13,362,076
Roper Technologies, Inc.:
1.40%, 9/15/2027 (a)	5,481,000	5,247,948
4.20%, 9/15/2028	305,000	302,776
4.25%, 9/15/2028	3,871,000	3,849,593
Salesforce, Inc.:
1.50%, 7/15/2028	3,033,000	2,848,715
3.70%, 4/11/2028 (a)	5,869,000	5,803,854
4.50%, 3/15/2028	16,050,000	16,054,654
4.65%, 3/15/2029	31,244,000	31,302,426
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	3,862,000	3,867,368
4.65%, 4/1/2028	4,224,000	4,241,530
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	3,589,000	3,554,366
4.95%, 3/28/2028	8,134,000	8,204,522
VMware LLC 1.80%, 8/15/2028	3,504,000	3,298,946
Workday, Inc. 3.50%, 4/1/2027	4,754,000	4,711,642
		273,854,019
TELECOMMUNICATIONS — 2.4%
AT&T, Inc.:
1.65%, 2/1/2028	14,453,000	13,768,072
2.30%, 6/1/2027	20,251,000	19,801,630
4.10%, 2/15/2028	8,117,000	8,077,795
4.35%, 3/1/2029	25,062,000	25,079,543
British Telecommunications PLC 5.13%, 12/4/2028	2,650,000	2,689,803
Cisco Systems, Inc.:
4.55%, 2/24/2028 (a)	3,466,000	3,504,611
4.85%, 2/26/2029 (a)	22,423,000	22,835,583
Motorola Solutions, Inc. 4.60%, 2/23/2028 (a)	10,347,000	10,389,216
Nokia OYJ 4.38%, 6/12/2027	2,262,000	2,247,410
Rogers Communications, Inc. 5.00%, 2/15/2029	12,203,000	12,326,860
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sprint Capital Corp. 6.88%, 11/15/2028	$15,295,000	$16,168,192
TELUS Corp. 3.70%, 9/15/2027	3,192,000	3,153,792
T-Mobile USA, Inc.:
2.05%, 2/15/2028 (a)	15,161,000	14,541,825
2.40%, 3/15/2029	2,800,000	2,642,920
2.63%, 2/15/2029	5,920,000	5,628,144
3.75%, 4/15/2027	24,244,000	24,097,324
4.80%, 7/15/2028 (a)	4,618,000	4,661,317
4.85%, 1/15/2029	5,967,000	6,031,861
4.95%, 3/15/2028	5,658,000	5,719,446
Verizon Communications, Inc.:
2.10%, 3/22/2028	19,020,000	18,262,433
3.88%, 2/8/2029 (a)	2,500,000	2,475,150
4.33%, 9/21/2028	15,222,000	15,225,806
		239,328,733
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc. 3.50%, 9/15/2027	3,971,000	3,927,200
TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC 3.25%, 6/15/2027	3,407,000	3,378,552
Canadian National Railway Co. 6.90%, 7/15/2028 (a)	1,327,000	1,402,838
Canadian Pacific Railway Co.:
4.00%, 6/1/2028 (a)	1,150,000	1,143,353
4.00%, 3/15/2029	1,110,000	1,097,357
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	4,957,000	4,920,764
CSX Corp.:
3.25%, 6/1/2027	4,161,000	4,114,147
3.80%, 3/1/2028 (a)	3,889,000	3,856,294
4.25%, 3/15/2029	4,750,000	4,743,682
Fedex Freight Holding Co., Inc. 4.30%, 3/15/2029 (b)	13,860,000	13,692,571
Kirby Corp. 4.20%, 3/1/2028	2,654,000	2,636,855
Norfolk Southern Corp.:
3.15%, 6/1/2027	1,300,000	1,283,074
3.80%, 8/1/2028	3,906,000	3,864,753
7.80%, 5/15/2027	3,226,000	3,346,039
Ryder System, Inc.:
Series MTN, 4.30%, 6/15/2027	3,058,000	3,058,275
Series MTN, 5.25%, 6/1/2028	3,304,000	3,358,252
Series MTN, 5.38%, 3/15/2029	1,500,000	1,535,190
Series MTN, 5.65%, 3/1/2028	1,702,000	1,740,329
6.30%, 12/1/2028	3,650,000	3,815,053
Union Pacific Corp.:
3.00%, 4/15/2027	1,362,000	1,345,152
Security Description	Principal Amount	Value
3.70%, 3/1/2029	$6,000,000	$5,917,020
3.95%, 9/10/2028	5,589,000	5,556,640
United Parcel Service, Inc.:
3.05%, 11/15/2027 (a)	3,827,000	3,768,026
3.40%, 3/15/2029	9,050,000	8,851,443
		88,425,659
TRUCKING & LEASING — 0.0% *
GATX Corp. 4.55%, 11/7/2028 (a)	678,000	680,590
WATER — 0.2%
American Water Capital Corp.:
2.95%, 9/1/2027	4,052,000	3,979,105
3.75%, 9/1/2028	3,845,000	3,807,050
Essential Utilities, Inc. 4.80%, 8/15/2027	3,913,000	3,927,439
United Utilities PLC 6.88%, 8/15/2028	6,406,000	6,725,467
		18,439,061
TOTAL CORPORATE BONDS & NOTES (Cost $9,721,253,266)		9,696,363,903

	Shares
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	411,719,595	411,719,595
State Street Navigator Securities Lending Portfolio II (g) (h)	290,598,920	290,598,920
TOTAL SHORT-TERM INVESTMENTS (Cost $702,318,515)		702,318,515
TOTAL INVESTMENTS — 105.7% (Cost $10,423,571,781)		10,398,682,418
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(561,079,513)
NET ASSETS — 100.0%		$9,837,602,905

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,696,363,903	$—	$9,696,363,903
Short-Term Investments	702,318,515	—	—	702,318,515
TOTAL INVESTMENTS	$702,318,515	$9,696,363,903	$—	$10,398,682,418
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	244,757,430	$244,757,430	$2,159,825,288	$1,992,863,123	$—	$—	411,719,595	$411,719,595	$1,009,401
State Street Navigator Securities Lending Portfolio II	317,373,607	317,373,607	1,310,020,223	1,336,794,910	—	—	290,598,920	290,598,920	671,287
Total		$562,131,037	$3,469,845,511	$3,329,658,033	$—	$—		$702,318,515	$1,680,688
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$7,401,100	$7,647,996
5.25%, 2/15/2029	5,267,800	5,467,400
5.50%, 8/15/2028	4,914,800	5,089,122
6.13%, 11/15/2027	10,072,400	10,413,130
6.38%, 8/15/2027	5,323,500	5,496,306
U.S. Treasury Notes:
0.38%, 7/31/2027	56,241,900	53,730,787
0.38%, 9/30/2027	63,614,000	60,430,815
0.50%, 4/30/2027 (a)	39,335,000	37,984,396
0.50%, 5/31/2027	38,430,800	36,988,144
0.50%, 6/30/2027	47,782,200	45,870,912
0.50%, 8/31/2027	49,691,500	47,430,149
0.50%, 10/31/2027	58,969,900	55,968,424
0.63%, 11/30/2027	66,274,900	62,867,956
0.63%, 12/31/2027	69,934,800	66,164,877
0.75%, 1/31/2028	77,970,100	73,748,750
1.00%, 7/31/2028	73,660,800	69,074,265
1.13%, 2/29/2028	77,538,000	73,712,590
1.13%, 8/31/2028	68,743,600	64,506,202
1.25%, 3/31/2028	66,084,000	62,846,917
1.25%, 4/30/2028	72,003,100	68,335,442
1.25%, 5/31/2028	77,737,800	73,626,200
1.25%, 6/30/2028	64,418,900	60,885,926
1.25%, 9/30/2028	70,516,400	66,230,325
1.38%, 10/31/2028	65,054,600	61,176,736
1.38%, 12/31/2028	66,871,200	62,634,283
1.50%, 11/30/2028	64,204,500	60,462,581
1.75%, 1/31/2029	67,914,600	64,147,462
1.88%, 2/28/2029	52,670,900	49,860,414
2.25%, 8/15/2027	58,443,400	57,210,610
2.25%, 11/15/2027	59,214,400	57,745,605
2.38%, 5/15/2027	69,494,600	68,403,318
2.38%, 3/31/2029	56,048,800	53,754,302
2.63%, 5/31/2027 (a)	66,327,300	65,430,845
2.63%, 2/15/2029	68,466,800	66,241,629
2.75%, 4/30/2027	55,479,300	54,878,997
2.75%, 7/31/2027 (a)	59,396,000	58,567,704
2.75%, 2/15/2028	76,748,600	75,276,586
2.88%, 5/15/2028	78,734,600	77,239,873
2.88%, 8/15/2028 (a)	73,658,900	72,099,403
3.13%, 8/31/2027	58,645,800	58,073,087
3.13%, 11/15/2028	64,204,500	63,090,953
3.25%, 6/30/2027	60,693,600	60,273,961
3.38%, 9/15/2027 (a)	76,951,100	76,452,121
3.38%, 11/30/2027	62,176,200	61,722,022
3.38%, 12/31/2027 (a)	71,277,600	70,734,665
3.38%, 2/29/2028 (a)	59,716,100	59,251,900
3.38%, 9/15/2028	70,516,400	69,789,200
3.50%, 9/30/2027	38,724,200	38,536,630
3.50%, 10/31/2027	56,725,900	56,431,191
3.50%, 1/31/2028	99,386,900	98,827,849
3.50%, 4/30/2028	52,798,800	52,464,683
Security Description	Principal Amount	Value
3.50%, 10/15/2028	$70,071,000	$69,534,519
3.50%, 11/15/2028	69,161,100	68,604,570
3.50%, 12/15/2028	75,592,500	74,972,406
3.50%, 1/15/2029 (a)	75,136,500	74,502,536
3.50%, 2/15/2029	69,767,200	69,167,638
3.50%, 3/15/2029	73,071,200	72,431,827
3.63%, 8/31/2027	63,718,800	63,534,613
3.63%, 3/31/2028	51,925,700	51,741,120
3.63%, 5/31/2028	51,830,300	51,627,838
3.63%, 8/15/2028	71,185,300	70,884,987
3.75%, 4/30/2027	69,438,600	69,411,476
3.75%, 6/30/2027	78,248,500	78,187,368
3.75%, 8/15/2027 (a)	79,712,800	79,616,273
3.75%, 4/15/2028	76,795,400	76,693,406
3.75%, 5/15/2028	72,735,700	72,633,415
3.75%, 12/31/2028	68,852,500	68,718,023
3.88%, 5/31/2027	48,170,600	48,200,707
3.88%, 7/31/2027	53,380,800	53,405,822
3.88%, 10/15/2027	78,624,800	78,677,012
3.88%, 11/30/2027	57,447,100	57,480,761
3.88%, 12/31/2027	54,934,800	54,973,426
3.88%, 3/15/2028	75,932,700	76,021,684
3.88%, 3/31/2028	42,041,000	42,106,689
3.88%, 6/15/2028	71,585,200	71,691,460
3.88%, 7/15/2028	71,685,300	71,774,907
4.00%, 12/15/2027	74,533,400	74,737,203
4.00%, 2/29/2028	53,298,700	53,475,668
4.00%, 6/30/2028	44,602,600	44,790,767
4.00%, 1/31/2029	79,584,000	79,950,833
4.13%, 9/30/2027	58,958,200	59,204,627
4.13%, 10/31/2027 (a)	58,969,900	59,209,465
4.13%, 11/15/2027	77,599,100	77,932,534
4.13%, 7/31/2028	49,096,800	49,434,340
4.13%, 3/31/2029	80,073,000	80,742,361
4.25%, 1/15/2028	74,263,400	74,791,367
4.25%, 2/15/2028	72,688,100	73,250,297
4.25%, 2/28/2029	73,734,600	74,581,396
4.38%, 7/15/2027	81,001,400	81,558,285
4.38%, 8/31/2028	55,968,600	56,672,580
4.38%, 11/30/2028	64,204,500	65,097,344
4.50%, 4/15/2027 (a)	68,479,600	68,998,547
4.50%, 5/15/2027	75,934,300	76,491,942
4.63%, 6/15/2027	87,364,600	88,183,643
4.63%, 9/30/2028	60,449,100	61,606,134
4.88%, 10/31/2028 (a)	65,054,600	66,716,542
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,925,655,985)		5,919,315,999

Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	21,969,057	21,969,057
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	66,084,884	$66,084,884
TOTAL SHORT-TERM INVESTMENTS (Cost $88,053,941)		88,053,941
TOTAL INVESTMENTS — 100.4% (Cost $6,013,709,926)		6,007,369,940
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(25,123,349)
NET ASSETS — 100.0%		$5,982,246,591

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,919,315,999	$—	$5,919,315,999
Short-Term Investments	88,053,941	—	—	88,053,941
TOTAL INVESTMENTS	$88,053,941	$5,919,315,999	$—	$6,007,369,940
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,190,679	$10,190,679	$271,711,954	$259,933,576	$—	$—	21,969,057	$21,969,057	$301,120
State Street Navigator Securities Lending Portfolio II	—	—	747,696,363	681,611,479	—	—	66,084,884	66,084,884	53,662
Total		$10,190,679	$1,019,408,317	$941,545,055	$—	$—		$88,053,941	$354,782
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$11,904,958	$6,318,929
0.13%, 2/15/2052	13,001,215	6,746,158
0.25%, 2/15/2050	12,073,442	6,834,936
0.63%, 2/15/2043	17,451,499	12,853,097
0.75%, 2/15/2042	19,213,412	14,801,457
0.75%, 2/15/2045	17,698,008	12,704,542
0.88%, 2/15/2047	13,847,876	9,821,984
1.00%, 2/15/2046	15,063,105	11,167,880
1.00%, 2/15/2048	12,907,985	9,264,000
1.00%, 2/15/2049	11,489,565	8,128,643
1.38%, 2/15/2044	18,309,733	15,123,410
1.50%, 2/15/2053	10,971,124	8,410,267
1.75%, 1/15/2028	13,237,905	13,432,595
2.13%, 2/15/2040	13,593,459	13,306,987
2.13%, 2/15/2041	19,060,914	18,438,828
2.13%, 2/15/2054	9,879,316	8,700,745
2.38%, 2/15/2055	11,049,075	10,261,181
2.38%, 2/15/2056	4,715,105	4,373,628
2.50%, 1/15/2029	12,732,147	13,210,100
3.38%, 4/15/2032 (a)	5,560,880	6,136,518
3.63%, 4/15/2028	17,378,452	18,278,262
3.88%, 4/15/2029	20,082,900	21,667,566
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2027	23,246,607	23,121,748
0.13%, 1/15/2030	24,741,617	23,679,468
0.13%, 7/15/2030 (a)	30,428,748	28,964,959
0.13%, 1/15/2031	28,892,686	27,165,897
0.13%, 7/15/2031	32,732,651	30,582,014
0.13%, 1/15/2032	34,136,952	31,422,665
0.25%, 7/15/2029	29,329,696	28,527,139
0.38%, 7/15/2027	28,192,076	28,193,177
0.50%, 1/15/2028	29,906,966	29,681,495
0.63%, 7/15/2032	28,995,725	27,363,583
0.75%, 7/15/2028	26,602,090	26,530,909
0.88%, 1/15/2029	23,336,161	23,172,079
1.13%, 10/15/2030	29,805,586	29,541,294
1.13%, 1/15/2033	28,611,798	27,565,679
1.25%, 4/15/2028	22,532,685	22,625,104
1.38%, 7/15/2033	25,480,673	24,913,828
Security Description	Principal Amount	Value
1.63%, 10/15/2027	$23,704,777	$24,085,350
1.63%, 10/15/2029	25,897,145	26,306,341
1.63%, 4/15/2030	32,034,128	32,361,978
1.75%, 1/15/2034	31,532,036	31,399,010
1.88%, 7/15/2034	34,554,887	34,716,863
1.88%, 7/15/2035	33,651,755	33,499,927
1.88%, 1/15/2036 (a)	22,842,427	22,572,511
2.13%, 4/15/2029	28,376,459	29,136,860
2.13%, 1/15/2035	32,474,662	33,015,695
2.38%, 10/15/2028	27,970,526	28,959,327
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,030,273,342)		979,086,613

	Shares
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	538,933	538,932
State Street Navigator Securities Lending Portfolio II (d) (e)	15,451,800	15,451,800
TOTAL SHORT-TERM INVESTMENTS (Cost $15,990,733)		15,990,732
TOTAL INVESTMENTS — 101.2% (Cost $1,046,264,075)		995,077,345
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(11,548,012)
NET ASSETS — 100.0%		$983,529,333

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$979,086,613	$—	$979,086,613
Short-Term Investments	15,990,732	—	—	15,990,732
TOTAL INVESTMENTS	$15,990,732	$979,086,613	$—	$995,077,345
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,329,652	$1,329,652	$61,488,515	$62,279,235	$—	$—	538,932	$538,932	$63,751
State Street Navigator Securities Lending Portfolio II	3,242,178	3,242,178	16,256,020	4,046,398	—	—	15,451,800	15,451,800	1,717
Total		$4,571,830	$77,744,535	$66,325,633	$—	$—		$15,990,732	$65,468
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 11.4%
BAHRAIN — 0.1%
Bapco Energies Sukuk Ltd. Series EMTN, 6.25%, 1/29/2035	$400,000	$374,812
CHILE — 1.4%
Corp. Nacional del Cobre de Chile:
3.00%, 9/30/2029	400,000	374,804
3.15%, 1/14/2030	150,000	140,510
5.53%, 1/30/2037 (a)	650,000	636,571
5.63%, 10/18/2043	250,000	232,912
5.95%, 1/8/2034	500,000	510,910
6.30%, 9/8/2053	1,100,000	1,100,011
6.78%, 1/13/2055	400,000	418,760
		3,414,478
CHINA — 1.4%
CNAC HK Finbridge Co. Ltd.:
3.00%, 9/22/2030	300,000	281,237
4.13%, 7/19/2027	500,000	498,148
5.13%, 3/14/2028	900,000	910,232
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (b)	300,000	294,147
Sinopec Group Overseas Development 2018 Ltd.:
2.30%, 1/8/2031	413,000	380,955
2.70%, 5/13/2030	300,000	284,262
State Grid Overseas Investment BVI Ltd.:
1.13%, 9/8/2026	400,000	394,777
3.50%, 5/4/2027	350,000	347,781
		3,391,539
INDONESIA — 0.9%
Pertamina Persero PT:
4.18%, 1/21/2050	450,000	331,326
5.63%, 5/20/2043	300,000	277,410
6.50%, 11/7/2048	200,000	202,456
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	650,000	644,533
5.45%, 2/3/2036	200,000	191,830
6.15%, 5/21/2048	500,000	474,360
		2,121,915
MALAYSIA — 1.5%
Petronas Capital Ltd.:
2.48%, 1/28/2032	400,000	357,800
3.40%, 4/28/2061	564,000	370,954
3.50%, 4/21/2030	350,000	337,995
4.50%, 3/18/2045 (a)	350,000	304,574
4.55%, 4/21/2050	600,000	514,386
4.95%, 1/3/2031	600,000	612,168
5.34%, 4/3/2035 (a)	400,000	410,480
Security Description	Principal Amount	Value
5.85%, 4/3/2055	$800,000	$817,032
		3,725,389
MEXICO — 1.6%
Comision Federal de Electricidad 3.35%, 2/9/2031	250,000	223,663
Petroleos Mexicanos:
5.95%, 1/28/2031	500,000	477,765
6.70%, 2/16/2032	661,000	646,828
6.75%, 9/21/2047	900,000	716,832
6.95%, 1/28/2060	750,000	589,155
8.75%, 6/2/2029	600,000	630,786
10.00%, 2/7/2033	500,000	569,375
		3,854,404
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	200,000	160,006
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	609,348
		769,354
PERU — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047	650,000	451,132
QATAR — 0.9%
QatarEnergy:
1.38%, 9/12/2026	200,000	197,250
2.25%, 7/12/2031	200,000	176,166
3.13%, 7/12/2041	1,500,000	1,091,328
3.30%, 7/12/2051	1,000,000	644,499
		2,109,243
SAUDI ARABIA — 1.2%
Gaci First Investment Co.:
4.75%, 2/14/2030	200,000	197,698
5.00%, 10/13/2027	200,000	200,119
5.00%, 1/29/2029	200,000	200,153
5.13%, 2/14/2053	300,000	252,923
Series EMTN, 5.25%, 1/29/2030	300,000	302,667
5.25%, 1/29/2034	100,000	99,166
5.63%, 7/29/2034	500,000	507,640
SRC Sukuk Ltd.:
Series EMTN, 4.88%, 10/2/2035	350,000	334,917
5.38%, 2/27/2035	200,000	199,028
Suci Second Investment Co.:
Series EMTN, 5.13%, 1/28/2036	200,000	195,142
5.17%, 3/5/2031	200,000	200,212
6.00%, 10/25/2028	200,000	205,478
		2,895,143
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOUTH AFRICA — 0.2%
Eskom Holdings 6.35%, 8/10/2028	$200,000	$201,013
Transnet 8.25%, 2/6/2028	300,000	310,417
		511,430
UNITED ARAB EMIRATES — 1.7%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047	250,000	216,848
Abu Dhabi Developmental Holding Co. PJSC:
4.38%, 10/2/2031	200,000	193,483
4.50%, 5/6/2030	200,000	196,803
5.25%, 10/2/2054	300,000	265,284
Adnoc Murban Rsc Ltd. 4.50%, 9/11/2034	250,000	236,636
Adnoc Murban Sukuk Ltd. 4.75%, 5/6/2035	500,000	483,093
DP World Crescent Ltd.:
4.85%, 9/26/2028	500,000	492,610
5.50%, 9/13/2033	400,000	393,841
DP World Ltd.:
5.63%, 9/25/2048	200,000	179,142
6.85%, 7/2/2037 (b)	100,000	105,577
MDGH GMTN RSC Ltd.:
2.88%, 11/7/2029	450,000	420,943
3.70%, 11/7/2049	200,000	140,330
Series GMTN, 3.95%, 5/21/2050	350,000	254,891
5.50%, 4/28/2033	200,000	202,895
Mdgh Sukuk Ltd. Series EMTN, 4.96%, 4/4/2034	350,000	344,099
		4,126,475
TOTAL CORPORATE BONDS & NOTES (Cost $28,337,769)		27,745,314
FOREIGN GOVERNMENT OBLIGATIONS — 86.7%
ANGOLA — 1.3%
Angola Government International Bonds:
8.25%, 5/9/2028	854,000	861,360
8.75%, 4/14/2032	200,000	194,219
9.13%, 11/26/2049	350,000	304,785
9.24%, 1/15/2031	400,000	404,799
9.38%, 3/31/2033	400,000	395,029
9.38%, 5/8/2048	425,000	376,332
9.88%, 10/15/2035	200,000	200,573
9.88%, 3/31/2037	400,000	395,217
		3,132,314
ARGENTINA — 5.0%
Argentina Republic Government International Bonds:
0.75%, 7/9/2030 (c)	3,024,000	2,530,317
1.00%, 7/9/2029	2,975,000	2,606,175
3.50%, 7/9/2041 (c)	2,390,000	1,595,325
Security Description	Principal Amount	Value
4.13%, 7/9/2035 (c)	$4,550,000	$3,287,535
4.13%, 7/9/2046 (c)	232,955	159,535
5.00%, 1/9/2038 (c)	2,450,000	1,845,476
		12,024,363
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	400,000	368,164
BAHAMAS — 0.1%
Bahamas Government International Bonds 8.25%, 6/24/2036	250,000	267,264
BAHRAIN — 2.3%
Bahrain Government International Bonds:
4.25%, 1/25/2028	350,000	331,118
5.25%, 1/25/2033	600,000	529,012
5.45%, 9/16/2032	750,000	674,480
5.63%, 5/18/2034	400,000	353,014
6.00%, 9/19/2044	400,000	323,094
6.63%, 10/6/2037	200,000	181,702
7.00%, 10/12/2028	625,000	621,227
7.10%, 2/3/2038	200,000	188,229
7.75%, 4/18/2035 (a)	425,000	426,667
CBB International Sukuk Programme Co. WLL:
3.95%, 9/16/2027	200,000	191,170
6.00%, 2/12/2031	250,000	238,881
6.25%, 10/18/2030	350,000	339,182
6.25%, 7/7/2033	1,200,000	1,143,950
		5,541,726
BENIN — 0.1%
Benin Government International Bonds 7.96%, 2/13/2038	200,000	196,198
BRAZIL — 5.0%
Brazil Government International Bonds:
3.75%, 9/12/2031	350,000	321,516
3.88%, 6/12/2030	650,000	620,293
4.50%, 5/30/2029	387,000	384,080
4.63%, 1/13/2028	500,000	499,895
4.75%, 1/14/2050	913,000	659,179
5.00%, 1/27/2045	550,000	431,422
5.50%, 11/6/2030	600,000	610,087
5.50%, 2/4/2033	600,000	588,808
5.63%, 1/7/2041	650,000	590,168
5.63%, 2/21/2047	885,000	739,009
6.00%, 10/20/2033	800,000	800,540
6.13%, 1/22/2032	550,000	563,004
6.25%, 3/18/2031	400,000	416,507
6.25%, 5/22/2036	550,000	539,372
6.63%, 3/15/2035	1,450,000	1,481,793
7.13%, 1/20/2037	400,000	433,422
7.13%, 5/13/2054	700,000	686,686
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 1/12/2056	$550,000	$538,706
8.25%, 1/20/2034	975,000	1,103,220
		12,007,707
BULGARIA — 0.1%
Bulgaria Government International Bonds 5.00%, 3/5/2037	378,000	364,695
CHILE — 3.0%
Chile Government International Bonds:
2.45%, 1/31/2031	400,000	365,253
2.55%, 7/27/2033	1,000,000	852,394
3.10%, 1/22/2061	800,000	493,923
3.24%, 2/6/2028	298,000	292,050
3.50%, 1/31/2034	700,000	631,374
3.86%, 6/21/2047	955,000	745,188
4.34%, 3/7/2042	925,000	811,094
4.85%, 1/22/2029	400,000	404,582
4.95%, 1/5/2036	800,000	790,550
5.33%, 1/5/2054	925,000	871,914
5.65%, 1/13/2037	875,000	908,012
		7,166,334
CHINA — 1.4%
China Government International Bonds:
1.20%, 10/21/2030	400,000	358,558
1.25%, 10/26/2026	850,000	837,605
2.13%, 12/3/2029	750,000	711,627
3.63%, 11/13/2028	200,000	200,085
3.75%, 11/13/2030	1,100,000	1,102,002
Export-Import Bank of China Series EMTN, 3.88%, 5/16/2026	300,000	299,880
		3,509,757
COLOMBIA — 3.3%
Colombia Government International Bonds:
3.00%, 1/30/2030	450,000	403,393
3.13%, 4/15/2031	500,000	426,321
3.25%, 4/22/2032	312,000	260,132
3.88%, 2/15/2061	250,000	140,933
4.13%, 5/15/2051	200,000	120,830
4.50%, 3/15/2029	500,000	483,503
5.00%, 6/15/2045	900,000	644,491
5.20%, 5/15/2049	200,000	143,275
5.38%, 1/21/2029	195,000	193,453
5.63%, 2/26/2044	750,000	591,003
6.13%, 1/21/2031	300,000	294,647
6.13%, 1/18/2041	700,000	608,878
6.50%, 1/21/2033	300,000	293,065
7.38%, 4/25/2030	400,000	414,873
7.38%, 9/18/2037	700,000	696,536
7.50%, 2/2/2034	956,000	977,040
7.75%, 11/7/2036	550,000	562,588
Security Description	Principal Amount	Value
8.00%, 4/20/2033	$750,000	$790,363
		8,045,324
COSTA RICA — 0.7%
Costa Rica Government International Bonds:
6.13%, 2/19/2031	400,000	408,898
6.55%, 4/3/2034	400,000	421,528
7.00%, 4/4/2044	200,000	210,741
7.16%, 3/12/2045	200,000	212,984
7.30%, 11/13/2054 (b)	500,000	542,017
		1,796,168
DOMINICAN REPUBLIC — 3.0%
Dominican Republic International Bonds:
4.88%, 9/23/2032	850,000	782,970
5.50%, 2/22/2029	220,000	218,222
5.88%, 10/28/2035	600,000	569,998
5.88%, 1/30/2060	600,000	499,803
6.00%, 7/19/2028	500,000	503,557
6.00%, 2/22/2033	375,000	365,080
6.15%, 5/17/2038	200,000	189,102
6.40%, 6/5/2049	700,000	646,951
6.50%, 2/15/2048	550,000	515,204
6.85%, 1/27/2045	250,000	243,076
6.95%, 3/15/2037	950,000	966,613
7.05%, 2/3/2031	1,025,000	1,060,529
7.15%, 2/24/2055	315,000	318,307
7.45%, 4/30/2044	448,000	465,790
		7,345,202
ECUADOR — 1.2%
Ecuador Government International Bonds:
5.00%, 7/31/2040 (c)	250,000	195,625
6.90%, 7/31/2035 (c)	1,640,141	1,443,324
8.75%, 1/29/2034	500,000	490,000
9.25%, 1/29/2039	880,000	862,400
		2,991,349
EGYPT — 2.1%
Egypt Government International Bonds:
5.88%, 2/16/2031	325,000	298,788
7.05%, 1/15/2032	1,000,000	944,972
7.30%, 9/30/2033	775,000	720,668
7.50%, 2/16/2061	400,000	304,397
7.60%, 3/1/2029	450,000	459,012
7.63%, 5/29/2032	400,000	384,307
7.90%, 2/21/2048	650,000	528,734
8.50%, 1/31/2047	750,000	647,369
8.63%, 2/4/2030	400,000	413,402
8.88%, 5/29/2050	300,000	264,606
		4,966,255
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
EL SALVADOR — 0.2%
El Salvador Government International Bonds:
9.25%, 4/17/2030	$300,000	$312,311
9.65%, 11/21/2054	200,000	212,234
		524,545
GHANA — 0.7%
Ghana Government International Bonds:
1.50%, 1/3/2037	400,000	208,703
5.00%, 7/3/2029 (c)	831,250	791,372
5.00%, 7/3/2035 (c)	850,000	723,557
		1,723,632
GUATEMALA — 0.2%
Guatemala Government Bonds:
6.13%, 6/1/2050	407,000	387,819
6.60%, 6/13/2036	200,000	209,611
		597,430
HUNGARY — 2.4%
Hungary Government International Bonds:
5.25%, 6/16/2029	400,000	400,472
5.38%, 9/26/2030	450,000	452,292
5.50%, 3/26/2036	450,000	438,590
6.00%, 9/26/2035	900,000	913,314
6.13%, 5/22/2028	725,000	741,615
6.25%, 9/22/2032	750,000	781,141
6.75%, 9/25/2052	600,000	618,734
6.75%, 9/23/2055	200,000	202,740
7.63%, 3/29/2041	874,000	988,438
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	300,000	305,700
		5,843,036
INDIA — 0.5%
Export-Import Bank of India:
2.25%, 1/13/2031	463,000	412,966
3.88%, 2/1/2028	250,000	246,929
5.50%, 1/13/2035	500,000	509,825
		1,169,720
INDONESIA — 4.1%
Indonesia Government International Bonds:
2.85%, 2/14/2030	200,000	185,736
3.85%, 10/15/2030	1,050,000	1,005,720
4.15%, 9/20/2027	200,000	199,120
4.30%, 4/16/2031	200,000	194,801
4.45%, 4/15/2070	500,000	381,946
4.55%, 1/11/2028	700,000	700,594
4.75%, 2/11/2029	100,000	100,384
4.75%, 9/10/2034	600,000	577,016
4.90%, 4/16/2036	800,000	762,973
5.25%, 1/17/2042	300,000	286,387
Security Description	Principal Amount	Value
5.60%, 1/15/2035	$400,000	$406,106
5.65%, 1/11/2053	300,000	288,250
5.95%, 1/8/2046	1,250,000	1,260,368
6.63%, 2/17/2037	400,000	433,485
6.75%, 1/15/2044	300,000	329,816
7.75%, 1/17/2038	300,000	355,370
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027	200,000	199,518
4.45%, 2/20/2029	400,000	397,803
4.55%, 7/23/2030	450,000	443,377
4.70%, 6/6/2032	200,000	196,301
5.00%, 5/25/2030	200,000	200,951
5.25%, 11/25/2034	200,000	197,475
5.40%, 11/15/2028	500,000	511,188
5.60%, 11/15/2033	300,000	305,140
		9,919,825
IVORY COAST — 0.7%
Ivory Coast Government International Bonds:
6.13%, 6/15/2033	200,000	188,061
6.75%, 2/25/2041	400,000	351,122
7.63%, 1/30/2033	300,000	305,175
8.08%, 4/1/2036	850,000	863,149
8.25%, 1/30/2037	50,000	51,288
		1,758,795
JAMAICA — 0.5%
Jamaica Government International Bonds:
6.75%, 4/28/2028	200,000	203,592
7.88%, 7/28/2045	600,000	685,044
8.00%, 3/15/2039	379,000	436,244
		1,324,880
JORDAN — 0.4%
Jordan Government International Bonds:
5.75%, 11/12/2032	200,000	192,378
7.38%, 10/10/2047	300,000	281,677
7.50%, 1/13/2029	370,000	379,954
		854,009
KAZAKHSTAN — 0.8%
Kazakhstan Government International Bonds:
4.41%, 10/28/2030	250,000	244,784
4.71%, 4/9/2035	500,000	484,528
4.88%, 10/14/2044	300,000	269,027
5.00%, 7/1/2032	450,000	448,487
5.50%, 7/1/2037	200,000	200,826
6.50%, 7/21/2045	365,000	390,943
		2,038,595
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
KENYA — 0.7%
Republic of Kenya Government International Bonds:
7.88%, 10/9/2033	$200,000	$185,299
7.88%, 2/26/2034	200,000	181,454
8.25%, 2/28/2048	250,000	216,892
8.70%, 2/26/2039	200,000	180,986
9.50%, 3/5/2036	510,000	498,338
9.75%, 2/16/2031	400,000	409,975
		1,672,944
KUWAIT — 1.2%
Kuwait International Government Bonds:
4.02%, 10/9/2028	800,000	787,905
4.14%, 10/9/2030	900,000	879,498
4.65%, 10/9/2035	1,250,000	1,200,055
		2,867,458
LEBANON — 0.1%
Lebanon Government International Bonds:
Series GMTN, 6.60%, 11/27/2026 (d)	50,000	11,692
Series GMTN, 6.65%, 2/26/2030 (d)	350,000	84,613
6.75%, 11/29/2027 (d)	100,000	23,571
6.85%, 3/23/2027 (d)	225,000	53,430
Series EMTN, 6.85%, 5/25/2029 (d)	250,000	58,973
7.00%, 3/23/2032 (d)	250,000	60,944
		293,223
MEXICO — 3.4%
Eagle Funding Luxco SARL 5.50%, 8/17/2030	850,000	853,221
Mexico Government International Bonds:
3.25%, 4/16/2030	350,000	327,081
3.50%, 2/12/2034	200,000	169,597
3.75%, 4/19/2071	350,000	200,795
3.77%, 5/24/2061	250,000	148,782
4.40%, 2/12/2052	292,000	206,276
4.60%, 1/23/2046	400,000	306,093
4.75%, 3/22/2031	300,000	292,691
4.75%, 4/27/2032	650,000	624,033
Series MTN, 4.75%, 3/8/2044	1,300,000	1,041,150
5.00%, 4/27/2051	200,000	155,795
5.40%, 2/9/2028	200,000	202,587
Series GMTN, 5.75%, 10/12/2110	350,000	284,027
6.00%, 5/13/2030	200,000	206,325
6.00%, 5/7/2036	400,000	397,208
6.13%, 2/9/2038	600,000	585,633
6.35%, 2/9/2035	600,000	613,185
6.88%, 5/13/2037	700,000	731,862
7.38%, 5/13/2055	500,000	525,223
Security Description	Principal Amount	Value
Series MTN, 7.50%, 4/8/2033	$250,000	$282,123
		8,153,687
MOROCCO — 0.5%
Morocco Government International Bonds:
4.00%, 12/15/2050	428,000	293,431
5.95%, 3/8/2028	575,000	584,075
6.50%, 9/8/2033	300,000	315,717
		1,193,223
NIGERIA — 1.8%
Nigeria Government International Bonds:
6.13%, 9/28/2028	500,000	495,272
7.14%, 2/23/2030	500,000	503,417
7.38%, 9/28/2033	350,000	342,431
7.63%, 11/28/2047	600,000	548,000
7.70%, 2/23/2038	300,000	289,239
8.25%, 9/28/2051	475,000	455,711
8.38%, 3/24/2029	500,000	525,301
8.63%, 1/13/2036	400,000	416,656
8.75%, 1/21/2031	400,000	422,479
10.38%, 12/9/2034	400,000	458,098
		4,456,604
OMAN — 1.9%
Oman Government International Bonds:
5.38%, 3/8/2027	200,000	200,846
5.63%, 1/17/2028	750,000	757,620
6.00%, 8/1/2029	746,000	766,543
6.25%, 1/25/2031	650,000	677,754
6.50%, 3/8/2047	400,000	409,683
6.75%, 1/17/2048	710,000	740,028
7.00%, 1/25/2051 (a)	325,000	351,862
7.38%, 10/28/2032	520,000	577,715
Oman Sovereign Sukuk Co. 4.53%, 4/17/2033	200,000	192,700
		4,674,751
PAKISTAN — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. 7.95%, 1/31/2029	200,000	197,561
Pakistan Government International Bonds:
6.88%, 12/5/2027	650,000	641,192
7.38%, 4/8/2031	200,000	184,936
		1,023,689
PANAMA — 2.6%
Panama Government International Bonds:
2.25%, 9/29/2032	525,000	431,422
3.16%, 1/23/2030	400,000	374,326
3.30%, 1/19/2033	250,000	217,333
3.87%, 7/23/2060	500,000	324,917
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 3/17/2028	$400,000	$393,357
4.30%, 4/29/2053	285,000	207,353
4.50%, 5/15/2047	360,000	283,014
4.50%, 4/16/2050	296,000	224,967
4.50%, 4/1/2056	315,000	232,336
4.50%, 1/19/2063	375,000	273,872
6.40%, 2/14/2035	500,000	519,886
6.70%, 1/26/2036	1,100,000	1,159,495
6.85%, 3/28/2054	725,000	746,630
6.88%, 1/31/2036	350,000	371,933
7.88%, 3/1/2057	500,000	579,909
		6,340,750
PARAGUAY — 0.3%
Paraguay Government International Bonds:
4.95%, 4/28/2031	104,000	103,602
5.40%, 3/30/2050	350,000	311,419
6.65%, 3/4/2055	200,000	207,557
		622,578
PERU — 2.5%
Peru Government International Bonds:
1.86%, 12/1/2032	100,000	82,305
2.78%, 1/23/2031	650,000	593,046
2.78%, 12/1/2060	675,000	356,107
3.00%, 1/15/2034	1,100,000	939,569
3.23%, 7/28/2121	400,000	213,646
3.30%, 3/11/2041	450,000	339,156
3.55%, 3/10/2051	450,000	304,583
5.38%, 2/8/2035	175,000	174,567
5.50%, 3/30/2036	1,150,000	1,147,439
5.63%, 11/18/2050	655,000	623,359
5.88%, 8/8/2054	375,000	360,690
6.20%, 6/30/2055	320,000	321,574
8.75%, 11/21/2033	465,000	562,084
		6,018,125
PHILIPPINES — 3.6%
Philippines Government International Bonds:
2.46%, 5/5/2030	657,000	603,111
2.65%, 12/10/2045	625,000	392,348
2.95%, 5/5/2045	350,000	234,184
3.20%, 7/6/2046	550,000	376,517
3.70%, 3/1/2041	561,000	449,661
3.75%, 1/14/2029	641,000	628,547
3.95%, 1/20/2040	488,000	410,055
4.75%, 3/5/2035	850,000	817,436
5.00%, 7/17/2033	600,000	595,777
5.00%, 1/27/2036	500,000	485,821
5.50%, 2/4/2035	500,000	506,341
5.50%, 1/17/2048	300,000	288,108
5.60%, 5/14/2049	300,000	289,669
5.90%, 2/4/2050	300,000	300,816
Security Description	Principal Amount	Value
6.38%, 10/23/2034	$676,000	$727,155
7.75%, 1/14/2031	700,000	786,476
9.50%, 2/2/2030	400,000	469,123
ROP Sukuk Trust 5.05%, 6/6/2029	400,000	403,466
		8,764,611
POLAND — 3.0%
Bank Gospodarstwa Krajowego:
5.38%, 5/22/2033	250,000	252,914
5.75%, 7/9/2034	500,000	515,700
6.25%, 10/31/2028	400,000	419,319
6.25%, 7/9/2054 (a)	600,000	592,686
Republic of Poland Government International Bonds:
4.63%, 3/18/2029	300,000	303,415
4.88%, 2/12/2030	710,000	724,122
4.88%, 10/4/2033	900,000	898,382
5.13%, 9/18/2034	400,000	401,690
5.38%, 2/12/2035	775,000	787,275
5.50%, 11/16/2027	350,000	356,555
5.50%, 4/4/2053	750,000	689,453
5.50%, 3/18/2054	725,000	668,126
5.75%, 11/16/2032	700,000	735,146
		7,344,783
QATAR — 4.1%
Global Sukuk Ventures 4.25%, 11/10/2035	350,000	339,161
Qatar Government International Bonds:
3.63%, 11/10/2028	400,000	391,396
3.75%, 4/16/2030	850,000	823,900
4.00%, 3/14/2029	1,000,000	985,352
4.40%, 4/16/2050	1,250,000	1,035,285
4.50%, 2/27/2028	200,000	199,926
4.50%, 4/23/2028	850,000	850,876
4.63%, 5/29/2029	300,000	300,409
4.63%, 6/2/2046	700,000	605,010
4.75%, 5/29/2034	700,000	710,299
4.82%, 3/14/2049	1,500,000	1,323,792
4.88%, 2/27/2035	1,100,000	1,115,623
5.10%, 4/23/2048	1,250,000	1,154,124
		9,835,153
ROMANIA — 2.7%
Romania Government International Bonds:
3.00%, 2/14/2031	400,000	350,957
3.63%, 3/27/2032	138,000	120,896
4.00%, 2/14/2051	600,000	386,440
5.13%, 6/15/2048	670,000	524,404
5.25%, 11/25/2027	160,000	159,541
5.75%, 9/16/2030	300,000	298,916
5.75%, 3/24/2035	728,000	688,098
5.75%, 7/4/2036	400,000	370,806
5.88%, 1/30/2029	674,000	678,420
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 5/25/2034	$400,000	$387,787
6.38%, 1/30/2034	600,000	596,429
6.63%, 2/17/2028	520,000	531,108
6.63%, 5/16/2036	300,000	297,857
7.13%, 1/17/2033	540,000	563,850
7.50%, 2/10/2037	250,000	263,863
7.63%, 1/17/2053	250,000	262,426
		6,481,798
SAUDI ARABIA — 3.7%
KSA Ijarah Sukuk Ltd.:
4.25%, 9/9/2030	200,000	195,479
4.88%, 9/9/2035	200,000	194,824
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	198,211
5.25%, 6/4/2027	200,000	201,500
5.25%, 6/4/2030	250,000	253,885
Saudi Government International Bonds:
3.25%, 10/26/2026	250,000	248,187
3.25%, 10/22/2030	200,000	187,174
3.45%, 2/2/2061	300,000	185,202
3.63%, 3/4/2028	550,000	538,959
3.75%, 1/21/2055	200,000	135,510
4.50%, 4/17/2030	200,000	197,595
4.50%, 10/26/2046	664,000	540,097
4.50%, 4/22/2060	225,000	172,118
4.63%, 10/4/2047	200,000	164,080
4.75%, 1/18/2028	550,000	550,517
4.75%, 1/16/2030	400,000	399,282
4.88%, 7/18/2033	425,000	419,632
4.88%, 1/12/2036	200,000	194,768
5.00%, 1/16/2034	900,000	894,751
5.00%, 4/17/2049	300,000	258,536
5.00%, 1/18/2053	200,000	169,316
5.13%, 1/13/2028	425,000	428,895
5.38%, 1/13/2031	700,000	714,900
5.50%, 10/25/2032	325,000	334,286
5.63%, 1/13/2035	200,000	206,774
5.75%, 1/16/2054 (a)	800,000	754,033
5.88%, 1/12/2056	200,000	191,507
		8,930,018
SENEGAL — 0.2%
Senegal Government International Bonds:
6.25%, 5/23/2033	200,000	105,925
6.75%, 3/13/2048	200,000	101,201
7.75%, 6/10/2031	400,000	230,885
		438,011
SERBIA — 0.4%
Serbia International Bonds:
6.00%, 6/12/2034 (a)	300,000	300,473
6.50%, 9/26/2033	550,000	573,645
		874,118
Security Description	Principal Amount	Value
SOUTH AFRICA — 2.3%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	$600,000	$586,524
4.85%, 9/30/2029	575,000	562,855
5.00%, 10/12/2046	250,000	179,856
5.38%, 7/24/2044	600,000	467,739
5.65%, 9/27/2047	500,000	387,921
5.75%, 9/30/2049	500,000	385,883
5.88%, 6/22/2030	550,000	553,127
5.88%, 4/20/2032	200,000	199,017
6.13%, 12/11/2037	800,000	743,096
6.30%, 6/22/2048	350,000	292,299
7.10%, 11/19/2036	600,000	613,690
7.25%, 12/11/2055	200,000	182,880
7.30%, 4/20/2052	300,000	277,086
7.95%, 11/19/2054	200,000	197,923
		5,629,896
SRI LANKA — 0.7%
Sri Lanka Government International Bonds:
3.10%, 1/15/2030 (b) (c)	448,795	412,216
3.35%, 3/15/2033 (b) (c)	572,815	478,086
3.60%, 6/15/2035 (b) (c)	346,140	261,243
3.60%, 2/15/2038 (b) (c)	466,774	411,923
4.00%, 4/15/2028 (b)	139,888	133,408
		1,696,876
SURINAME — 0.1%
Suriname Government International Bonds 8.50%, 11/6/2035	250,000	258,436
TRINIDAD AND TOBAGO — 0.1%
Trinidad & Tobago Government International Bonds 6.50%, 1/28/2036	200,000	197,381
TURKEY — 4.9%
Hazine Mustesarligi Varlik Kiralama AS:
6.50%, 4/26/2030	500,000	498,690
8.51%, 1/14/2029	1,050,000	1,110,515
Turkiye Government International Bonds:
4.88%, 4/16/2043	600,000	420,503
5.75%, 5/11/2047	300,000	224,215
5.95%, 1/15/2031	450,000	433,681
6.00%, 1/14/2041	400,000	331,255
6.13%, 10/24/2028	500,000	501,098
6.30%, 3/14/2033	450,000	426,001
6.50%, 9/20/2033	550,000	522,783
6.50%, 1/3/2035	890,000	835,553
6.63%, 2/17/2045	825,000	700,474
6.80%, 11/4/2036	300,000	282,938
6.88%, 1/14/2038	300,000	280,406
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.95%, 9/16/2035	$650,000	$623,054
7.13%, 2/12/2032	500,000	500,624
7.13%, 7/17/2032	350,000	348,342
7.25%, 5/29/2032	600,000	601,472
7.63%, 4/26/2029	325,000	335,574
7.63%, 5/15/2034	200,000	203,057
8.00%, 2/14/2034	100,000	104,584
8.60%, 9/24/2027	450,000	468,469
9.13%, 7/13/2030	650,000	708,344
9.38%, 3/14/2029	350,000	377,374
9.38%, 1/19/2033	500,000	554,624
9.88%, 1/15/2028	350,000	372,931
		11,766,561
UKRAINE — 1.1%
Ukraine Government International Bonds:
3.00%, 2/1/2035 (c)	875,000	405,398
4.00%, 2/1/2032 (c)	1,000,000	721,585
4.50%, 2/1/2034 (c)	1,100,000	586,612
4.50%, 2/1/2035 (c)	950,000	497,287
4.50%, 2/1/2036 (c)	700,000	359,295
		2,570,177
UNITED ARAB EMIRATES — 3.2%
Abu Dhabi Government International Bonds:
1.70%, 3/2/2031	200,000	175,077
2.50%, 9/30/2029	500,000	467,906
3.13%, 10/11/2027	300,000	294,201
3.13%, 4/16/2030	650,000	617,876
3.63%, 10/2/2028	400,000	392,566
3.88%, 4/16/2050	1,250,000	936,856
4.25%, 10/2/2035	200,000	191,653
4.88%, 4/30/2029	200,000	202,275
5.00%, 4/30/2034 (a)	800,000	813,173
5.50%, 4/30/2054	550,000	526,932
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	350,000	239,933
Finance Department Government of Sharjah:
6.13%, 3/6/2036	200,000	196,762
6.50%, 11/23/2032	400,000	407,828
Sharjah Sukuk Program Ltd.:
Series EMTN, 4.23%, 3/14/2028	200,000	193,877
5.43%, 4/17/2035	500,000	481,685
UAE International Government Bonds:
2.00%, 10/19/2031	250,000	218,770
4.05%, 7/7/2032	600,000	580,695
4.86%, 7/2/2034	300,000	301,636
4.95%, 7/7/2052	550,000	489,166
		7,728,867
Security Description	Principal Amount	Value
URUGUAY — 1.7%
Oriental Republic of Uruguay 5.25%, 9/10/2060	$174,378	$157,919
Uruguay Government International Bonds:
4.38%, 10/27/2027	100,000	100,240
4.38%, 1/23/2031	800,000	798,327
4.98%, 4/20/2055	800,000	706,874
5.10%, 6/18/2050	1,120,000	1,025,880
5.44%, 2/14/2037	590,000	602,281
5.75%, 10/28/2034	390,000	407,223
7.63%, 3/21/2036	300,000	352,448
		4,151,192
ZAMBIA — 0.2%
Zambia Government International Bonds:
0.50%, 12/31/2053	330,000	216,557
5.75%, 6/30/2033 (c)	282,824	264,678
		481,235
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $214,011,789)		209,943,432

	Shares
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (e) (f)	713,038	713,038
State Street Navigator Securities Lending Portfolio II (g) (h)	3,348,774	3,348,774
TOTAL SHORT-TERM INVESTMENTS (Cost $4,061,812)		4,061,812
TOTAL INVESTMENTS — 99.8% (Cost $246,411,370)		241,750,558
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		398,573
NET ASSETS — 100.0%		$242,149,131

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.6% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2026. Maturity date shown is the final maturity.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(f)	The rate shown is the annualized seven-day yield at March 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures (short)	(28)	06/18/2026	$(3,118,484)	$(3,109,312)	$9,172
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$27,745,314	$—	$27,745,314
Foreign Government Obligations	—	209,943,432	—	209,943,432
Short-Term Investments	4,061,812	—	—	4,061,812
TOTAL INVESTMENTS	$4,061,812	$237,688,746	$—	$241,750,558
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$9,172	$—	$—	$9,172
TOTAL OTHER FINANCIAL INSTRUMENTS:	$9,172	$—	$—	$9,172
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,218,049	$1,218,049	$22,328,483	$22,833,494	$—	$—	713,038	$713,038	$20,526
State Street Navigator Securities Lending Portfolio II	8,954,044	8,954,044	34,098,781	39,704,051	—	—	3,348,774	3,348,774	19,430
Total		$10,172,093	$56,427,264	$62,537,545	$—	$—		$4,061,812	$39,956
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 3.9%
BAE Systems PLC 5.30%, 3/26/2034 (a)	$48,000	$49,245
Boeing Co.:
3.63%, 2/1/2031	15,000	14,279
5.15%, 5/1/2030	124,000	125,970
5.71%, 5/1/2040	76,000	76,231
5.81%, 5/1/2050	150,000	145,067
5.93%, 5/1/2060	101,000	97,089
6.30%, 5/1/2029	40,000	42,031
6.53%, 5/1/2034	90,000	98,131
6.86%, 5/1/2054	60,000	66,202
7.01%, 5/1/2064	40,000	44,311
L3Harris Technologies, Inc. 5.40%, 7/31/2033	45,000	46,213
Northrop Grumman Corp. 4.03%, 10/15/2047	60,000	47,344
RTX Corp.:
4.13%, 11/16/2028	91,000	90,654
4.50%, 6/1/2042	103,000	91,599
6.10%, 3/15/2034	14,000	15,098
6.40%, 3/15/2054	52,000	56,175
		1,105,639
AGRICULTURE — 2.3%
Altria Group, Inc.:
2.45%, 2/4/2032	25,000	21,950
4.80%, 2/14/2029	69,000	69,559
5.38%, 1/31/2044	40,000	37,187
5.80%, 2/14/2039	58,000	58,301
5.95%, 2/14/2049	82,000	79,670
BAT Capital Corp.:
4.39%, 8/15/2037	73,000	66,408
4.54%, 8/15/2047	55,000	44,650
Philip Morris International, Inc.:
5.13%, 2/15/2030	37,000	37,807
5.25%, 2/13/2034	67,000	68,360
5.38%, 2/15/2033	70,000	71,992
6.38%, 5/16/2038	35,000	38,207
Reynolds American, Inc. 5.85%, 8/15/2045	64,000	62,099
		656,190
AIRLINES — 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	75,167	75,090
United Airlines, Inc. 4.63%, 4/15/2029 (a)	48,000	47,096
		122,186
APPAREL — 0.1%
NIKE, Inc. 2.85%, 3/27/2030	42,000	39,723
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.1%
Ford Motor Co.:
3.25%, 2/12/2032	$69,000	$59,962
4.75%, 1/15/2043	68,000	51,405
6.10%, 8/19/2032	32,000	32,278
Ford Motor Credit Co. LLC:
4.00%, 11/13/2030	52,000	48,503
4.97%, 4/6/2029	40,000	39,530
5.11%, 5/3/2029	58,000	57,479
5.80%, 3/8/2029	14,000	14,159
6.13%, 3/8/2034	37,000	36,676
6.80%, 11/7/2028	48,000	49,741
General Motors Co. 6.25%, 10/2/2043	42,000	41,320
General Motors Financial Co., Inc.:
5.80%, 6/23/2028	35,000	35,851
5.80%, 1/7/2029	33,000	33,973
6.10%, 1/7/2034	48,000	49,944
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	44,000	51,026
		601,847
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051 (b)	45,000	27,808
BANKS — 27.5%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	102,000	73,308
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	114,000	103,465
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	75,000	67,942
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	158,000	155,268
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	167,000	129,594
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	136,000	133,733
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	98,000	98,635
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	168,000	170,196
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	149,000	152,051
Citigroup, Inc.:
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	91,000	81,511
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	100,000	91,734
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	91,000	82,360
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	91,000	85,426
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	$141,000	$139,485
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	78,000	77,170
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	56,000	55,836
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	99,000	100,544
SOFR + 1.49%, 5.17%, 9/11/2036 (c)	28,000	27,776
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	130,000	132,956
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	126,000	130,525
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	46,000	49,226
Goldman Sachs Group, Inc.:
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	121,000	106,954
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	178,000	160,080
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	121,000	109,385
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	100,000	99,380
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	100,000	99,448
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	82,000	79,507
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	105,000	103,192
SOFR + 1.19%, 5.07%, 1/21/2037 (c)	110,000	107,648
6.75%, 10/1/2037	161,000	173,707
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	91,000	81,956
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	91,000	89,105
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	137,000	135,310
4.95%, 3/31/2030	72,000	72,921
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	132,000	129,322
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	185,000	186,525
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	120,000	121,926
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	85,000	89,700
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	67,000	69,867
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	104,000	94,091
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	$108,000	$101,749
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	90,811
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	101,000	68,804
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	102,000	102,525
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	127,000	127,429
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	72,000	72,868
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	132,000	134,673
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	116,000	119,479
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	108,000	109,620
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	47,000	48,707
Morgan Stanley:
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	100,000	87,627
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	82,000	76,187
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	85,000	81,535
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	82,000	80,969
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	91,000	90,591
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	118,000	114,173
SOFR + 1.18%, 5.07%, 1/30/2037 (c)	100,000	98,061
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	92,000	92,552
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	103,000	103,465
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	43,000	44,093
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	70,000	72,738
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	140,000	149,941
PNC Financial Services Group, Inc.:
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	60,000	61,486
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	64,000	70,753
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	75,000	71,478
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.77%, 1/13/2033	$45,000	$46,801
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (c)	71,840	65,909
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (c)	97,000	95,001
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	47,000	44,365
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	91,000	68,308
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	76,000	69,853
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	75,000	62,323
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	102,000	101,561
SOFR + 1.10%, 4.96%, 1/23/2037 (c)	100,000	97,529
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	160,000	141,470
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	111,000	112,943
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	150,000	152,396
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	98,000	100,554
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	123,000	125,859
		7,805,951
BEVERAGES — 3.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	133,000	129,710
4.90%, 2/1/2046	243,000	219,475
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	70,000	67,731
4.44%, 10/6/2048	31,000	26,025
4.75%, 1/23/2029	80,000	81,003
5.45%, 1/23/2039	23,000	23,411
5.55%, 1/23/2049	116,000	112,789
5.80%, 1/23/2059	73,000	73,312
Coca-Cola Co.:
1.65%, 6/1/2030	44,000	39,801
2.25%, 1/5/2032	48,000	43,002
5.20%, 1/14/2055	30,000	28,435
5.40%, 5/13/2064	52,000	49,519
Molson Coors Beverage Co. 4.20%, 7/15/2046	52,000	40,651
PepsiCo, Inc. 2.75%, 3/19/2030	40,000	37,840
		972,704
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 1.9%
Amgen, Inc.:
4.66%, 6/15/2051	$83,000	$69,839
5.25%, 3/2/2030	65,000	66,796
5.25%, 3/2/2033	118,000	121,246
5.60%, 3/2/2043	80,000	79,075
5.65%, 3/2/2053	123,000	119,306
5.75%, 3/2/2063	75,000	72,255
		528,517
COMPUTERS — 0.8%
Apple, Inc. 4.65%, 2/23/2046	121,000	108,918
International Business Machines Corp.:
1.95%, 5/15/2030	45,000	40,653
3.50%, 5/15/2029	78,000	75,857
		225,428
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp.:
2.72%, 2/15/2030	57,000	53,289
3.38%, 4/5/2040	44,000	34,681
		87,970
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	100,000	96,303
3.30%, 1/30/2032	111,000	101,042
Visa, Inc. 4.30%, 12/14/2045	100,000	84,884
		282,229
ELECTRIC — 2.2%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	27,000	28,848
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	48,000	45,894
Florida Power & Light Co. 2.45%, 2/3/2032	14,000	12,536
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	42,000	39,838
2.25%, 6/1/2030	83,000	75,687
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	48,000	43,074
3.50%, 8/1/2050	34,000	22,492
4.55%, 7/1/2030	88,000	86,888
4.95%, 7/1/2050	108,000	89,814
6.75%, 1/15/2053	39,000	40,644
PacifiCorp 5.80%, 1/15/2055	58,000	53,074
Southern Co. 4.40%, 7/1/2046	58,000	47,900
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Vistra Operations Co. LLC 7.75%, 10/15/2031 (a)	$35,000	$36,666
		623,355
ENTERTAINMENT — 0.2%
Flutter Treasury DAC 5.88%, 6/4/2031 (a)	45,000	44,434
ENVIRONMENTAL CONTROL — 0.2%
Waste Management, Inc. 4.95%, 3/15/2035	42,000	42,175
FOOD — 3.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
5.75%, 4/1/2033	40,000	41,306
6.50%, 12/1/2052	48,000	48,582
6.75%, 3/15/2034	40,000	44,046
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	76,000	59,536
5.20%, 7/15/2045	42,000	36,773
Kroger Co.:
5.00%, 9/15/2034	53,000	52,409
5.50%, 9/15/2054	60,000	55,835
5.65%, 9/15/2064	42,000	39,067
Mars, Inc.:
4.60%, 3/1/2028 (a)	25,000	25,156
4.80%, 3/1/2030 (a)	42,000	42,485
5.00%, 3/1/2032 (a)	119,000	120,507
5.20%, 3/1/2035 (a)	128,000	129,335
5.65%, 5/1/2045 (a)	90,000	89,001
5.70%, 5/1/2055 (a)	123,000	120,177
		904,215
GAS — 0.2%
NiSource, Inc. 5.85%, 4/1/2055	43,000	41,882
HEALTH CARE PRODUCTS — 0.7%
Abbott Laboratories 4.90%, 11/30/2046	93,000	85,573
Medline Borrower LP 3.88%, 4/1/2029 (a)	120,000	116,100
		201,673
HEALTH CARE SERVICES — 1.5%
Centene Corp. 4.63%, 12/15/2029	98,000	93,207
Cigna Group:
4.38%, 10/15/2028	105,000	104,986
4.90%, 12/15/2048	76,000	66,099
HCA, Inc. 3.50%, 9/1/2030	77,000	73,177
UnitedHealth Group, Inc. 5.63%, 7/15/2054	78,000	74,481
		411,950
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	$40,000	$38,320
INSURANCE — 1.7%
Arthur J Gallagher & Co.:
5.15%, 2/15/2035	40,000	39,756
5.55%, 2/15/2055	40,000	37,427
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	74,000	46,578
3.85%, 3/15/2052	80,000	60,495
4.20%, 8/15/2048	37,000	30,196
Chubb INA Holdings LLC:
4.35%, 11/3/2045	35,000	29,473
5.00%, 3/15/2034	46,000	46,317
Corebridge Financial, Inc. 3.90%, 4/5/2032	45,000	42,225
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	42,000	42,101
5.00%, 3/15/2035	53,000	52,885
5.40%, 3/15/2055	42,000	39,426
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	39,000	27,970
		494,849
INTERNET — 8.9%
Alphabet, Inc.:
4.70%, 11/15/2035	97,000	95,915
4.80%, 2/15/2036	115,000	114,609
5.45%, 11/15/2055	113,000	109,617
5.65%, 2/15/2056	100,000	99,891
Amazon.com, Inc.:
3.10%, 5/12/2051	95,000	62,170
3.90%, 11/20/2028	24,000	23,898
4.05%, 8/22/2047	100,000	80,074
4.10%, 11/20/2030	114,000	112,763
4.35%, 3/20/2033	44,000	43,242
4.65%, 11/20/2035	92,000	90,280
5.45%, 11/20/2055	78,000	74,747
5.55%, 11/20/2065	48,000	45,461
Beignet Investor LLC 6.58%, 5/30/2049 (a)	720,000	743,791
Meta Platforms, Inc.:
4.20%, 11/15/2030	38,000	37,654
4.60%, 11/15/2032	138,000	136,773
4.88%, 11/15/2035	180,000	176,911
5.40%, 8/15/2054	93,000	84,458
5.50%, 11/15/2045	122,000	115,750
5.63%, 11/15/2055	180,000	169,196
5.75%, 11/15/2065	122,000	113,567
		2,530,767
LEISURE TIME — 0.8%
Carnival Corp. 4.00%, 8/1/2028 (a)	64,000	62,404
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Royal Caribbean Cruises Ltd.:
5.38%, 1/15/2036	$54,000	$53,145
5.63%, 9/30/2031 (a)	69,000	69,760
6.00%, 2/1/2033 (a)	48,000	48,537
		233,846
LODGING — 0.2%
Marriott International, Inc. 5.50%, 4/15/2037	45,000	44,896
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	56,000	46,379
5.20%, 5/15/2035	42,000	43,071
		89,450
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	45,000	45,871
Otis Worldwide Corp. 2.57%, 2/15/2030	38,000	35,305
		81,176
MEDIA — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	98,000	90,499
Comcast Corp.:
2.89%, 11/1/2051	134,000	77,513
2.94%, 11/1/2056	171,000	95,012
4.15%, 10/15/2028	82,000	81,715
		344,739
MINING — 1.1%
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	73,000	68,015
5.25%, 9/8/2033	38,000	38,891
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	54,000	51,178
Rio Tinto Finance USA PLC:
4.88%, 3/14/2030	45,000	45,729
5.25%, 3/14/2035	50,000	50,836
5.75%, 3/14/2055	50,000	50,026
		304,675
MISCELLANEOUS MANUFACTURER — 0.3%
Siemens Financieringsmaatschappij NV 2.15%, 3/11/2031 (a)	45,000	40,630
Siemens Funding BV 5.20%, 5/28/2035 (a)	40,000	40,996
		81,626
OIL & GAS — 4.6%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	58,000	52,468
2.94%, 6/4/2051	69,000	43,573
Security Description	Principal Amount	Value
3.00%, 2/24/2050	$48,000	$30,933
3.06%, 6/17/2041	55,000	41,561
3.38%, 2/8/2061	90,000	58,243
4.23%, 11/6/2028	58,000	58,013
4.81%, 2/13/2033	65,000	65,274
4.89%, 9/11/2033	60,000	60,392
5.23%, 11/17/2034	18,000	18,376
Chevron Corp. 2.24%, 5/11/2030	46,000	42,492
ConocoPhillips 6.50%, 2/1/2039	40,000	44,271
ConocoPhillips Co.:
4.03%, 3/15/2062	46,000	33,140
4.70%, 1/15/2030	40,000	40,368
Diamondback Energy, Inc. 5.75%, 4/18/2054	48,000	45,527
Exxon Mobil Corp.:
2.61%, 10/15/2030 (b)	68,000	63,581
3.45%, 4/15/2051	78,000	55,536
3.48%, 3/19/2030	43,000	41,864
4.11%, 3/1/2046	63,000	52,069
4.23%, 3/19/2040	48,000	43,487
4.33%, 3/19/2050	76,000	63,198
Occidental Petroleum Corp.:
6.45%, 9/15/2036	51,000	54,515
6.63%, 9/1/2030	30,000	32,155
Shell Finance U.S., Inc.:
2.75%, 4/6/2030	30,000	28,275
4.00%, 5/10/2046	60,000	49,755
4.38%, 5/11/2045	52,000	44,271
Shell International Finance BV:
2.38%, 11/7/2029	7,000	6,576
2.75%, 4/6/2030	8,000	7,543
TotalEnergies Capital SA 5.49%, 4/5/2054	52,000	49,982
TotalEnergies Capital USA LLC 4.25%, 1/13/2031	40,000	39,663
Valero Energy Corp. 6.63%, 6/15/2037	30,000	32,850
		1,299,951
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045 (b)	56,000	49,719
PHARMACEUTICALS — 8.2%
AbbVie, Inc.:
3.20%, 11/21/2029	125,000	120,446
4.05%, 11/21/2039	116,000	101,926
4.25%, 11/21/2049	141,000	114,670
4.50%, 5/14/2035	30,000	29,045
4.70%, 5/14/2045	113,000	100,906
5.05%, 3/15/2034	234,000	237,722
5.40%, 3/15/2054	82,000	78,424
AstraZeneca PLC 6.45%, 9/15/2037	81,000	90,666
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	$102,000	$101,099
Bristol-Myers Squibb Co.:
4.25%, 10/26/2049	103,000	82,895
5.20%, 2/22/2034	55,000	56,446
5.55%, 2/22/2054	77,000	74,319
CVS Health Corp.:
4.78%, 3/25/2038	137,000	126,375
5.05%, 3/25/2048	220,000	189,121
5.13%, 7/20/2045	100,000	88,192
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	81,000	89,766
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	95,000	95,555
4.65%, 5/19/2030	81,000	81,686
4.75%, 5/19/2033	138,000	137,580
5.11%, 5/19/2043	76,000	71,870
5.30%, 5/19/2053	163,000	151,872
5.34%, 5/19/2063	120,000	109,265
		2,329,846
PIPELINES — 4.3%
Cheniere Energy Partners LP:
4.00%, 3/1/2031	70,000	67,266
4.50%, 10/1/2029	14,000	13,941
5.95%, 6/30/2033	35,000	36,730
Cheniere Energy, Inc.:
4.63%, 10/15/2028	45,000	44,883
5.65%, 4/15/2034	42,000	43,305
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033 (a)	40,000	42,216
Enbridge, Inc. 5.70%, 3/8/2033	65,000	67,396
Energy Transfer LP:
3.75%, 5/15/2030	37,000	35,808
5.00%, 5/15/2050	58,000	48,177
5.25%, 4/15/2029	42,000	42,806
5.75%, 2/15/2033	45,000	46,854
5.95%, 5/15/2054	52,000	48,909
6.25%, 4/15/2049	33,000	32,391
6.55%, 12/1/2033	38,000	41,116
Enterprise Products Operating LLC:
4.60%, 1/15/2031	40,000	40,103
5.20%, 1/15/2036	34,000	34,235
5.55%, 2/16/2055	40,000	38,501
Kinder Morgan, Inc.:
5.20%, 6/1/2033	45,000	45,802
5.55%, 6/1/2045	42,000	40,215
MPLX LP:
4.50%, 4/15/2038	56,000	50,438
5.40%, 9/15/2035	39,000	38,899
5.50%, 6/1/2034	41,000	41,513
5.50%, 2/15/2049	30,000	27,191
Security Description	Principal Amount	Value
ONEOK, Inc.:
5.05%, 11/1/2034	$36,000	$35,115
5.70%, 11/1/2054	47,000	42,929
6.05%, 9/1/2033	45,000	47,221
6.63%, 9/1/2053	50,000	51,412
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	43,000	42,751
Williams Cos., Inc. 2.60%, 3/15/2031	38,000	34,451
		1,222,574
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	48,000	46,846
VICI Properties LP 5.13%, 5/15/2032	45,000	44,408
		91,254
RETAIL — 3.7%
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	50,000	43,361
Costco Wholesale Corp. 1.60%, 4/20/2030	50,000	45,245
Home Depot, Inc.:
2.70%, 4/15/2030	42,000	39,537
2.95%, 6/15/2029	50,000	48,126
3.63%, 4/15/2052	50,000	35,786
4.25%, 4/1/2046	27,000	22,324
4.50%, 12/6/2048	54,000	45,436
4.95%, 6/25/2034	36,000	36,311
5.30%, 6/25/2054	44,000	41,236
5.88%, 12/16/2036	86,000	91,710
Lowe's Cos., Inc.:
2.63%, 4/1/2031	67,000	60,953
3.00%, 10/15/2050	35,000	21,621
3.65%, 4/5/2029	34,000	33,279
3.70%, 4/15/2046	35,000	25,838
3.75%, 4/1/2032	14,000	13,261
4.05%, 5/3/2047	14,000	10,759
4.25%, 4/1/2052	35,000	26,896
5.63%, 4/15/2053	75,000	70,990
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	45,000	32,520
Series MTN, 4.88%, 12/9/2045	57,000	50,909
Walmart, Inc.:
1.80%, 9/22/2031 (b)	78,000	69,239
2.65%, 9/22/2051 (b)	39,000	24,051
3.70%, 6/26/2028	14,000	13,927
4.10%, 4/15/2033	65,000	64,193
4.50%, 4/15/2053 (b)	40,000	34,707
4.90%, 4/28/2035	28,000	28,417
5.25%, 9/1/2035	30,000	31,321
		1,061,953
SEMICONDUCTORS — 0.6%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	93,000	79,154
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.47%, 4/15/2034	$90,000	$81,141
		160,295
SOFTWARE — 4.0%
Microsoft Corp.:
2.53%, 6/1/2050	179,000	107,618
2.68%, 6/1/2060	103,000	57,654
2.92%, 3/17/2052	173,000	111,393
Oracle Corp.:
2.88%, 3/25/2031	193,000	171,681
2.95%, 4/1/2030	108,000	98,609
3.60%, 4/1/2050	129,000	77,737
3.85%, 4/1/2060	86,000	50,775
3.95%, 3/25/2051	93,000	58,827
5.20%, 9/26/2035	113,000	105,887
5.70%, 2/4/2036	120,000	115,523
5.95%, 9/26/2055	82,000	69,027
6.70%, 2/4/2056	125,000	115,933
		1,140,664
TELECOMMUNICATIONS — 4.8%
AT&T, Inc.:
2.55%, 12/1/2033	86,000	72,897
3.50%, 9/15/2053	199,000	130,567
3.55%, 9/15/2055	216,000	140,802
3.65%, 9/15/2059	165,000	106,713
3.80%, 12/1/2057	173,000	116,914
4.30%, 2/15/2030	90,000	89,505
T-Mobile USA, Inc. 3.88%, 4/15/2030	182,000	177,387
Verizon Communications, Inc.:
2.36%, 3/15/2032	99,000	86,467
2.55%, 3/21/2031	139,000	126,294
3.40%, 3/22/2041	118,000	90,836
3.55%, 3/22/2051	123,000	85,946
4.02%, 12/3/2029	57,000	56,251
5.88%, 11/30/2055	90,000	87,710
		1,368,289
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	38,000	35,022
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	35,000	31,140
3.10%, 12/2/2051	42,000	27,510
Union Pacific Corp. 3.25%, 2/5/2050	40,000	27,171
United Parcel Service, Inc. 6.20%, 1/15/2038	40,000	43,673
		164,516
TOTAL CORPORATE BONDS & NOTES (Cost $28,608,069)		27,859,281

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	275,160	$275,160
State Street Navigator Securities Lending Portfolio II (f) (g)	202,625	202,625
TOTAL SHORT-TERM INVESTMENTS (Cost $477,785)		477,785
TOTAL INVESTMENTS — 99.9% (Cost $29,085,854)		28,337,066
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		35,182
NET ASSETS — 100.0%		$28,372,248

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 8.2% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$27,859,281	$—	$27,859,281
Short-Term Investments	477,785	—	—	477,785
TOTAL INVESTMENTS	$477,785	$27,859,281	$—	$28,337,066
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	144,252	$144,252	$1,914,048	$1,783,140	$—	$—	275,160	$275,160	$3,818
State Street Navigator Securities Lending Portfolio II	142,545	142,545	5,170,878	5,110,798	—	—	202,625	202,625	443
Total		$286,797	$7,084,926	$6,893,938	$—	$—		$477,785	$4,261
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO ULTRA SHORT T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.9% (a)
U.S. Treasury Bills:
3.11%, 4/7/2026	$456,000	$455,725
3.27%, 4/9/2026	755,000	754,394
3.37%, 4/14/2026	456,000	455,402
3.47%, 4/21/2026	456,000	455,081
3.48%, 4/28/2026	237,000	236,355
3.49%, 12/24/2026	202,000	196,739
3.51%, 1/21/2027	126,000	122,385
3.53%, 4/23/2026	500,000	498,891
3.54%, 6/25/2026	280,000	277,628
3.54%, 7/2/2026	234,000	231,845
3.54%, 2/18/2027	158,000	153,009
3.56%, 5/5/2026	202,000	201,309
3.57%, 4/30/2026	500,000	498,538
3.57%, 5/7/2026	509,000	507,146
3.58%, 5/21/2026	509,000	506,435
3.58%, 5/26/2026	202,000	200,875
3.58%, 9/3/2026	165,000	162,448
3.58%, 11/27/2026	174,000	169,902
3.59%, 7/9/2026	392,000	388,113
3.59%, 7/16/2026	227,000	224,601
3.59%, 7/23/2026	227,000	224,441
3.59%, 7/30/2026	227,000	224,270
3.59%, 8/13/2026	255,000	251,578
3.59%, 8/20/2026	255,000	251,404
3.60%, 5/12/2026	202,000	201,165
3.60%, 5/14/2026	674,000	671,069
3.60%, 5/19/2026	202,000	201,022
3.60%, 8/27/2026	255,000	251,231
3.61%, 6/9/2026	209,000	207,560
3.62%, 5/28/2026	509,000	506,069
3.62%, 6/2/2026	209,000	207,700
3.62%, 6/4/2026	280,000	278,201
3.62%, 6/16/2026	209,000	207,410
3.62%, 6/23/2026	209,000	207,277
3.63%, 6/11/2026	430,000	426,949
3.63%, 6/18/2026	280,000	277,818
Security Description	Principal Amount	Value
3.63%, 10/1/2026	$130,000	$127,628
3.63%, 10/29/2026	130,000	127,269
3.64%, 6/30/2026	200,000	198,202
3.64%, 7/14/2026	200,000	197,920
3.65%, 7/7/2026	200,000	198,055
3.65%, 8/6/2026	384,000	379,137
3.67%, 7/21/2026	200,000	197,780
3.67%, 7/28/2026	200,000	197,636
3.67%, 9/10/2026	240,000	236,125
3.68%, 9/24/2026	240,000	235,806
3.69%, 9/17/2026	250,000	245,783
3.72%, 3/18/2027	150,000	144,843
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,779,718)		13,778,169

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $15,716)	15,716	15,716
TOTAL INVESTMENTS — 100.0% (Cost $13,795,434)		13,793,885
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(511)
NET ASSETS — 100.0%		$13,793,374

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$13,778,169	$—	$13,778,169
Short-Term Investment	15,716	—	—	15,716
TOTAL INVESTMENTS	$15,716	$13,778,169	$—	$13,793,885
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO ULTRA SHORT T-BILL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/8/25*	Value at 10/8/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$174,177	$158,461	$—	$—	15,716	$15,716	$322

*	Commencement of operations.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 1.9%
NETHERLANDS — 0.4%
Ziggo BV 4.88%, 1/15/2030 (a)	$200,000	$186,482
UNITED STATES — 1.5%
Connect Holding II LLC 10.50%, 4/3/2031 (a)	100,000	99,609
Directv Financing LLC 8.88%, 2/1/2030 (a)	100,000	99,796
Gray Media, Inc. 10.50%, 7/15/2029 (a)	90,000	95,789
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	100,000	94,506
Magnera Corp. 4.75%, 11/15/2029 (a)	100,000	90,080
Rand Parent LLC 8.50%, 2/15/2030 (a)	150,000	154,330
		634,110
TOTAL CORPORATE BONDS & NOTES (Cost $826,858)		820,592
SENIOR FLOATING RATE LOANS — 101.0%
AEROSPACE & DEFENSE — 0.6%
TransDigm, Inc., 2023 Term Loan J, 1 mo. USD Term SOFR + 2.50%, 6.17%, 2/28/2031 (b)	248,734	249,048
AIRLINES — 0.5%
American Airlines, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.25%, 5.92%, 4/20/2028 (b)	249,372	247,502
APPAREL — 1.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.95%, 9/12/2032 (b)	249,375	250,310
WH Borrower LLC, 2026 Add-on Term Loan B (c)	250,000	250,489
		500,799
AUTO PARTS & EQUIPMENT — 1.7%
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 1/28/2032 (b)	497,500	496,878
Tenneco, Inc., 2022 Term Loan A, 3 mo. USD Term SOFR + 4.75%, 8.51%, 11/17/2028 (b)	248,715	242,871
		739,749
BIOTECHNOLOGY — 0.5%
Genmab AS, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.70%, 12/13/2032 (b)	243,750	244,949
Security Description	Principal Amount	Value
BUILDING MATERIALS — 1.1%
Chamberlain Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 9/8/2032 (b)	$497,494	$493,539
CHEMICALS — 3.3%
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 9/9/2031 (b)	248,741	249,363
Discovery Purchaser Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.42%, 10/4/2029 (b)	248,752	245,362
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.68%, 3/15/2029 (b)	226,225	216,941
Nouryon Finance BV, 2024 USD Term Loan B1, 6 mo. USD Term SOFR + 3.25%, 7.04%, 4/3/2028 (b)	248,094	243,753
Paint Intermediate III LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/9/2031 (b)	249,370	248,748
SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.35%, 1/31/2029 (b)	249,375	249,063
		1,453,230
COMMERCIAL SERVICES — 7.3%
Adtalem Global Education, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/4/2033 (b)	250,000	250,781
Albion Financing 3 SARL, 2025 USD Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.66%, 5/21/2031 (b)	397,745	398,616
Allied Universal Holdco LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 8/20/2032 (b)	248,750	249,061
CompoSecure Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 2.25%, 5.93%, 1/14/2033 (b)	250,000	249,845
Creative Artists Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17% (c)	498,747	499,019
First Advantage Holdings LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.45%, 10/31/2031 (b)	247,044	241,074
Grant Thornton Advisors LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 6/2/2031 (b)	249,372	233,422
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Hertz Corp.:
2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.28%, 6/30/2028 (b)	$207,795	$154,548
2021 Term Loan C, 1 mo. USD Term SOFR + 3.50%, 7.28%, 6/30/2028 (b)	41,114	30,579
Parexel International Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42% (c)	197,749	197,337
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.95%, 3/26/2031 (b)	249,375	249,754
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.41%, 3/7/2032 (b)	497,488	491,423
		3,245,459
COMPUTERS — 3.2%
Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 9/29/2031 (b)	248,437	248,800
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.68%, 12/9/2031 (b)	500,000	480,000
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.67%, 3/1/2029 (b)	497,481	445,868
Verifone Systems, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.18%, 8/18/2028 (b)	249,372	235,469
		1,410,137
CONSTRUCTION & ENGINEERING — 1.1%
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.92%, 7/9/2032 (b)	249,375	249,531
Salas O'Brien, Inc., Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.42%, 1/31/2033 (b)	8,571	8,572
Tecta America Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 2/18/2032 (b)	248,122	247,520
		505,623
CONTAINERS & PACKAGING — 2.7%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92% (c)	246,694	231,060
Security Description	Principal Amount	Value
Pregis TopCo Corp., 2025 Refinancing Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.67%, 2/1/2029 (b)	$248,744	$248,744
Proampac PG Borrower LLC, 2026 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.78%, 3/7/2033 (b)	249,366	241,448
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 7.45%, 9/15/2028 (b)	497,481	472,373
		1,193,625
DISTRIBUTION/WHOLESALE — 2.8%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.17%, 12/29/2032 (b)	500,000	493,128
Dealer Tire Financial LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 6.67%, 7/2/2031 (b)	248,740	248,326
Fluid-Flow Products, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 3/4/2033 (b)	249,348	249,659
VSE Corp., Term Loan B (c)	250,000	250,053
		1,241,166
DIVERSIFIED FINAN SERV — 0.8%
IMC Financing LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.68%, 6/18/2032 (b)	349,121	350,866
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Jupiter Borrower, Inc., Term Loan B (c)	200,000	200,000
Osaic Holdings, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.20%, 7/30/2032 (b)	500,000	491,595
		691,595
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Connect Finco SARL, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.17%, 9/27/2029 (b)	248,731	249,625
Crown Subsea Communications Holding, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 0.03%, 6.67%, 1/30/2031 (b)	250,000	251,094
		500,719
ELECTRIC — 2.2%
Cornerstone Generation LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.92%, 8/11/2032 (b)	240,317	240,833
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Indeck Niles LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 3/9/2033 (b)	$250,000	$250,625
MRP Buyer LLC:
Delayed Draw Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.95%, 6/4/2032 (b)	33,862	33,905
Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.95%, 6/4/2032 (b)	441,331	441,882
		967,245
ELECTRONICS — 0.5%
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.67%, 12/2/2031 (b)	242,881	243,428
ENTERTAINMENT — 5.0%
Betclic Everest Group, 2026 USD Term Loan B (c)	250,000	249,766
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/6/2031 (b)	248,731	242,202
Crown Finance U.S., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.17%, 12/2/2031 (b)	248,747	246,686
Delta 2 Lux SARL, 2024 Term Loan B1 (c)	500,000	499,688
EOC Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 3/24/2032 (b)	248,747	248,498
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.65% (c)	498,734	492,016
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.66%, 11/21/2031 (b)	249,372	249,528
		2,228,384
ENVIRONMENTAL CONTROL — 1.1%
Filtration Group Corp., 2025 USD Term Loan, 1 mo. USD Term SOFR + 2.50%, 6.17%, 10/21/2028 (b)	234,715	235,082
Madison IAQ LLC, Term Loan, 6 mo. USD Term SOFR + 2.50%, 6.13%, 6/21/2028 (b)	248,698	248,924
		484,006
FOOD PRODUCTS — 1.6%
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 2/19/2032 (b)	454,508	455,644
Security Description	Principal Amount	Value
TreeHouse Foods, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 7.92%, 2/11/2033 (b)	$250,000	$249,168
		704,812
GROUND TRANSPORTATION — 2.3%
First Student Bidco, Inc.:
2026 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.95%, 8/15/2030 (b)	211,332	210,913
2026 Term Loan C, 3 mo. USD Term SOFR + 2.25%, 5.95%, 8/15/2030 (b)	38,668	38,592
Genesee & Wyoming, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 5.45%, 4/10/2031 (b)	248,737	247,831
PODS LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.78%, 3/31/2028 (b)	248,698	247,743
Student Transportation of America Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.40%, 6/24/2032 (b)	284,340	285,495
		1,030,574
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.42%, 1/15/2031 (b)	498,747	500,463
Medline Borrower LP, 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 10/23/2028 (b)	46,908	47,031
		547,494
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.92%, 3/30/2029 (b)	248,708	235,495
Heartland Dental LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.42%, 8/25/2032 (b)	248,747	248,563
Onex TSG Intermediate Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.95%, 8/6/2032 (b)	250,000	251,687
Select Medical Corp., 2026 Term Loan B (c)	250,000	249,688
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.70%, 9/27/2030 (b)	497,462	492,532
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.78%, 10/1/2028 (b)	248,698	249,121
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. Fertility Enterprises LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/30/2032 (b)	$434,210	$434,076
		2,161,162
HOLDING COMPANIES & DIVERSIFIED — 0.9%
GC Ferry Acquisition I, Inc., Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.20%, 8/16/2032 (b)	426,016	420,690
HOME FURNISHINGS — 0.6%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.16%, 7/31/2028 (b)	249,372	249,099
HOUSEWARES — 1.7%
American Greetings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 5.75%, 9.42%, 10/30/2029 (b)	246,774	246,620
Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.70%, 1/20/2032 (b)	497,481	495,979
		742,599
INSURANCE — 6.3%
Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 6.67%, 11/6/2030 (b)	497,481	482,930
Alera Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 5/30/2032 (b)	248,751	241,783
Asurion LLC:
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.03%, 1/20/2029 (b)	196,262	195,298
2026 Term Loan B14, 1 mo. USD Term SOFR + 3.75%, 7.42%, 2/23/2033 (b)	498,718	482,824
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD Term SOFR + 2.50%, 6.18%, 5/26/2031 (b)	398,995	393,177
Howden Group Holdings Ltd., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 2/15/2031 (b)	248,747	241,539
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.92%, 6/20/2030 (b)	248,528	248,253
Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 8.45%, 5/6/2032 (b)	500,000	496,875
		2,782,679
Security Description	Principal Amount	Value
INTERNET & TELECOM — 2.1%
Delivery Hero SE, 2026 Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.72%, 6/30/2032 (b)	$250,000	$242,189
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 7.92%, 5/3/2028 (b)	248,721	214,522
Proofpoint, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.70%, 8/31/2028 (b)	248,731	241,166
Speedster Bidco GmbH, 2025 USD Term Loan B1, 3 mo. USD Term SOFR + 3.00%, 6.70%, 12/11/2031 (b)	248,752	238,958
		936,835
INVESTMENT COMPANIES — 0.5%
NEXUS Buyer LLC, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.67%, 7/31/2031 (b)	248,750	241,598
LEISURE TIME — 2.5%
Bulldog Purchaser, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.90%, 2/4/2033 (b)	350,000	349,869
Peloton Interactive, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 5.50%, 9.17%, 5/30/2029 (b)	248,103	249,110
Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.42%, 2/20/2030 (b)	248,741	249,462
Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 3/18/2030 (b)	244,627	245,758
		1,094,199
LODGING — 1.6%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 1/27/2029 (b)	497,409	488,705
Travel & Leisure Co., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.67%, 12/14/2029 (b)	248,741	248,508
		737,213
MACHINERY — 2.3%
Columbus McKinnon Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.20%, 2/3/2033 (b)	264,907	264,245
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Pro Mach Group, Inc., 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 10/15/2032 (b)	$249,375	$249,232
TK Elevator Midco GmbH, 2025 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.38%, 4/30/2030 (b)	497,503	499,127
		1,012,604
MACHINERY-CONSTRUCTION & MINING — 0.6%
Chromalloy Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.91%, 3/27/2031 (b)	248,734	249,221
MEDIA — 2.2%
Midcontinent Communications, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/16/2031 (b)	498,734	496,448
Nexstar Broadcasting, Inc., 2026 Term Loan B7 (c)	250,000	247,500
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.18%, 7.05% (c)	250,000	228,881
		972,829
METAL FABRICATE & HARDWARE — 0.4%
Tega MC Australia Holdings Pty. Ltd., Term Loan B (c)	200,000	199,000
OFFICE AUTOMATION & EQUIPMENT — 0.4%
Xerox Holdings Corp., 2023 Non-CoOp Term Loan (c)	249,434	159,887
PHARMACEUTICALS — 4.5%
Amneal Pharmaceuticals LLC, 2026 Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.67%, 8/1/2032 (b)	497,500	499,781
Curium BidCo SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.70%, 8/4/2031 (b)	299,248	299,061
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.80%, 10/1/2027 (b)	497,375	483,906
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 5.92%, 5/5/2028 (b)	247,980	249,220
Paradigm Parent LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.20%, 4/16/2032 (b)	248,750	206,462
Southern Veterinary Partners LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.18%, 12/4/2031 (b)	248,750	246,927
		1,985,357
Security Description	Principal Amount	Value
PIPELINES — 4.1%
AL GCX Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 12/17/2032 (b)	$300,000	$300,609
Brazos Delaware II LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.18%, 2/11/2030 (b)	248,747	249,641
Crescent Midstream Operating LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.42%, 2/18/2033 (b)	250,000	251,145
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.65%, 10/4/2030 (b)	250,000	250,625
NGL Energy Partners LP, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.18%, 3/11/2033 (b)	250,000	250,586
NorthRiver Midstream Finance LP, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.91%, 8/16/2030 (b)	250,000	250,606
Pelican Pipeline LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.47%, 3/25/2033 (b)	250,000	250,469
		1,803,681
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., 2026 Repriced Term Loan, 1 mo. USD Term SOFR + 2.50%, 6.17%, 12/10/2030 (b)	250,000	250,000
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, 1 mo. USD Term SOFR + 2.75%, 6.42%, 1/31/2030 (b)	250,000	251,250
RETAIL — 6.0%
Boots Group Bidco Ltd., USD Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/30/2032 (b)	249,375	250,569
EG America LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 2/10/2031 (b)	500,000	501,000
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.42%, 1/28/2032 (b)	248,744	244,879
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 1/23/2032 (b)	497,481	497,295
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 6/11/2031 (b)	$500,000	$495,557
IRB Holding Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.18%, 12/16/2030 (b)	246,087	245,780
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.53%, 6/6/2031 (b)	248,734	200,730
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 10/19/2029 (b)	248,738	239,815
		2,675,625
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 9/13/2032 (b)	250,000	250,547
SOFTWARE — 14.4%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 2/15/2029 (b)	248,117	243,930
BCPE Pequod Buyer, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 11/25/2031 (b)	249,375	242,465
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.75%, 9.42%, 7/30/2032 (b)	250,000	210,626
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.95%, 7/6/2029 (b)	248,737	178,181
Cloud Software Group, Inc., 2025 Term Loan B (2032), 3 mo. USD Term SOFR + 3.25%, 6.95%, 8/13/2032 (b)	497,500	456,633
Electronic Arts, Inc., USD Term Loan B (c)	250,000	248,750
Finastra USA, Inc., 2025 USD Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.67%, 9/15/2032 (b)	500,000	470,730
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 1/30/2032 (b)	249,370	239,084
IGT Holding IV AB, 2025 Term Loan B5, 3 mo. USD Term SOFR + 3.00%, 6.70%, 9/1/2031 (b)	300,000	297,750
Security Description	Principal Amount	Value
Kaseya, Inc., 2025 2nd Lien Term Loan B, 1 mo. USD Term SOFR + 5.00%, 8.67%, 3/21/2033 (b)	$500,000	$402,082
Mitchell International, Inc., 2026 Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.67%, 6/17/2031 (b)	248,745	238,031
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 7.92%, 7/1/2031 (b)	250,000	225,242
Playtika Holding Corp., 2021 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 6.53%, 3/13/2028 (b)	497,382	469,248
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.68%, 6/2/2028 (b)	497,396	439,108
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.95%, 10/26/2030 (b)	497,475	379,213
RealPage, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.96%, 4/24/2028 (b)	497,396	477,639
Rocket Software, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.42%, 11/28/2028 (b)	248,747	239,160
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 5.67%, 5/9/2031 (b)	238,867	238,373
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.17%, 2/10/2031 (b)	248,750	238,039
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.92%, 11/26/2031 (b)	497,481	482,619
		6,416,903
TOTAL SENIOR FLOATING RATE LOANS (Cost $45,773,523)		44,866,927

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e) (Cost $991,656)	991,656	$991,656
TOTAL INVESTMENTS — 105.1% (Cost $47,592,037)		46,679,175
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(2,254,105)
NET ASSETS — 100.0%		$44,425,070

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.8% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.

Abbreviations:
SOFR	Secured Overnight Financing Rate
At March 31, 2026, the Fund had unfunded loan commitments of $453,052, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
GC Ferry Acquisition I, Inc.	72,917	72,006	(911)
MRP Buyer LLC	22,419	22,447	28
Salas O'Brien Inc	34,286	34,371	85
Savor Acquisition, Inc.	43,202	43,310	108
Student Transportation of America Holdings, Inc	214,439	215,311	872
U.S. Fertility Enterprises LLC	65,789	65,769	(20)
	$453,052	$453,214	$162
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$820,592	$—	$820,592
Senior Floating Rate Loans	—	44,866,927	—	44,866,927
Short-Term Investment	991,656	—	—	991,656
TOTAL INVESTMENTS	$991,656	$45,687,519	$—	$46,679,175
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$1,093	$—	$1,093
Unfunded Loans - Unrealized Depreciation	—	(931)	—	(931)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$162	$—	$162
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,283,679	$14,283,679	$11,193,698	$24,485,721	$—	$—	991,656	$991,656	$56,917
See accompanying notes to Schedule of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026 are disclosed in the Funds' respective Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at https://www.ssga.com as well as website of the U.S. Securities and Exchange Commission at www.sec.gov.